UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21779

JOHN HANCOCK FUNDS II

(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210

(Address of principal executive offices)	(Zip code)

SALVATORE SCHIAVONE, 601 CONGRESS STREET, BOSTON, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4497

Date of fiscal year end: August 31

Date of reporting period: May 31, 2016

Item 1. Schedule of Investments.

John Hancock

Alternative Asset Allocation Fund

Quarterly portfolio holdings 5/31/16

Fund's investmentsAlternative Asset Allocation Fund

As of 5-31-16 (unaudited)
			Shares	Value
Affiliated investment companies (G) 82.9%				$738,978,102
(Cost $781,576,955)
Fixed income 30.6%				272,462,846
	Global Income, Class NAV (Stone Harbor)		3,912,690	35,331,592
	Real Return Bond, Class NAV (PIMCO)		2,509,844	27,809,068
	Short Duration Credit Opportunities, Class NAV (Stone Harbor)		10,659,724	100,947,589
	Strategic Income Opportunities, Class NAV (JHAM) (A)(1)		10,282,220	108,374,597
Alternative and specialty 52.3%				466,515,256
	Absolute Return Currency, Class NAV (First Quadrant) (I)		8,194,606	76,127,891
	Enduring Assets, Class NAV (Wellington)		3,641,513	40,165,886
	Global Absolute Return Strategies, Class NAV (Standard Life)		11,670,898	119,159,870
	Global Real Estate, Class NAV (Standard Life)		1,347,727	14,164,609
	Natural Resources, Class NAV (Jennison)		493,705	5,292,513
	Redwood, Class NAV (Boston Partners)		10,030,433	101,106,768
	Seaport, Class NAV (Wellington)		6,984,576	74,874,658
	Technical Opportunities, Class NAV (Wellington)		3,301,489	35,623,061
Unaffiliated investment companies 15.1%				$135,097,638
(Cost $134,756,074)
	Energy Select Sector SPDR Fund		58,302	3,898,655
	Financial Select Sector SPDR Fund		93,347	2,213,257
	iShares U.S. Oil & Gas Exploration & Production ETF		29,010	1,648,928
	PowerShares DB Commodity Index Tracking Fund (I)		756,290	11,125,026
	PowerShares DB Energy Fund (I)		472,969	5,798,600
	PowerShares DB Gold Fund (I)		201,753	8,013,629
	The Arbitrage Fund, Class I		3,836,821	50,377,456
	Touchstone Merger Arbitrage Fund, Class I (I)(V)		3,427,701	38,013,206
	VanEck Vectors Gold Miners ETF		75,853	1,712,761
	Vanguard Information Technology ETF		49,866	5,484,761
	Vanguard REIT ETF		53,488	4,476,411
	WisdomTree Japan Hedged Equity Fund		53,200	2,334,948
	Yield (%)		Shares	Value
Short-term investments 2.0%
(Cost $17,590,884)
Money market funds 2.0%				$17,590,884
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.2421(Y	)	17,590,884	17,590,884
Total investments (Cost $933,923,913)† 100.0%				$891,666,624
Other assets and liabilities, net 0.0%				$118,672
Total net assets 100.0%				$891,785,296

2SEE NOTES TO FUND'S INVESTMENTS

Alternative Asset Allocation Fund

Percentages are based upon net assets
Key to Security Abbreviations and Legend
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
SPDR	Standard & Poor's Depositary Receipts
(A)	The subadvisor is an affiliate of the advisor.
(G)	The portfolio's subadvisor is shown parenthetically.
(I)	Non-income producing.
(V)	The fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the fund. For more information on this security refer to the Notes to Fund's investments.
(Y)	The rate shown is the annualized seven-day yield as of 5-31-16.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
†	At 5-31-16, the aggregate cost of investment securities for federal income tax purposes was $936,295,806. Net unrealized depreciation aggregated to $44,629,182, of which $6,664,355 related to appreciated investment securities and $51,293,537 related to depreciated investment securities.

INVESTMENT COMPANIES

Affiliated Underlying Funds' Subadvisors
Robeco Investment Management, Inc., doing business as Boston Partners	(Boston Partners)
First Quadrant LP	(First Quadrant)
Jennison Associates LLC	(Jennison)
John Hancock Asset Management	(JHAM)
Pacific Investment Management Company LLC	(PIMCO)
Standard Life Investments (Corporate Funds) Limited	(Standard Life)
Stone Harbor Investment Partners LP	(Stone Harbor)
Wellington Management Company LLP	(Wellington)

SEE NOTES TO FUND'S INVESTMENTS3

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Investments by the fund in underlying affiliated funds and/or other open-end management investment companies, other than exchange-traded funds (ETFs), are valued at their respective net asset values each business day. Equity securities, including ETFs, held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign index futures that trade in the electronic trading market subsequent to the close of regular trading and have sufficient liquidity will be valued at the last traded price in the electronic trading market as of 4:00 p.m ET. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of May 31, 2016, all investments are categorized as Level 1 under the hierarchy described above, except for forward foreign currency contracts, which are categorized as Level 2.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended May 31, 2016, the fund used futures contracts to manage against anticipated changes in securities markets. The following table summarizes the contracts held at May 31, 2016:

Open contracts	Number of contracts	Position	Expiration date	Notional basis	Notional value	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	25	Short	Jun 2016	($2,014,062)	($2,075,625)	($61,563)
S&P 500 Index E-Mini Futures	62	Short	Jun 2016	(6,135,963)	(6,494,190)	(358,227)
						($419,790)

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

       4

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended May 31, 2016, the fund used forward foreign currency contracts to manage against anticipated changes in currency exposure. The following table summarizes the contracts held at May 31, 2016:

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
USD	5,491,664	EUR	4,796,213	Royal Bank of Canada	8/3/2016	$143,842	—	$143,842
USD	5,861,789	JPY	635,417,880	Goldman Sachs Bank USA	8/3/2016	111,907	—	111,907
						$255,749	—	$255,749

Currency abbreviations
EUR	Euro
JPY	Japanese Yen
USD	U.S. Dollar

Investments in affiliated underlying funds. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund from its investments in affiliated underlying funds is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Absolute Return Currency	10,555,819	626,164	(2,987,377)	8,194,606	—	—	($1,728,151)	$76,127,891
Enduring Assets	4,600,945	369,569	(1,329,001)	3,641,513	$203,422	—	(395,619)	40,165,886
Global Absolute Return Strategies	12,496,918	1,697,064	(2,523,084)	11,670,898	8,423,410	—	(569,075)	119,159,870
Global Income	4,490,767	448,850	(1,026,927)	3,912,690	1,776,563	—	(1,317,844)	35,331,592
Global Real Estate (Deutsche)	1,865,768	59,515	(1,925,283)	—	—	—	1,932	—
Global Real Estate (Standard Life)	—	1,863,551	(515,824)	1,347,727	270,211	$74,445	(22,903)	14,164,609
Natural Resources	774,689	250,795	(531,779)	493,705	77,784	—	(3,346,753)	5,292,513
Real Return Bond	1,695,030	1,311,957	(497,143)	2,509,844	245,294	—	(1,065,529)	27,809,068
Redwood	11,864,329	1,382,044	(3,215,940)	10,030,433	—	8,879,889	(3,483,443)	101,106,768
Seaport	9,446,501	665,704	(3,127,629)	6,984,576	—	446,173	1,768,555	74,874,658
Short Duration Credit Opportunities	12,464,534	987,330	(2,792,140)	10,659,724	3,394,276	—	(2,340,242)	100,947,589
Strategic Income Opportunities	10,602,992	2,104,821	(2,425,593)	10,282,220	2,720,599	2,912,420	(1,867,643)	108,374,597
Technical Opportunities	4,239,301	568,260	(1,506,072)	3,301,489	—	5,950,367	(2,627,559)	35,623,061
					$17,111,559	$18,263,294	($16,994,274)	$738,978,102

Transactions in securities of affiliated issuers. Affiliated issuers, as defined by the 1940 Act, are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund's transactions in the securities of these issuers during the period ended May 31, 2016, is set forth below:

					Dividends and distributions
Affiliate	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Touchstone Merger Arbitrage Fund, Class I	4,570,289	—	(1,142,588)	3,427,701	—	—	($198,390)	$38,013,206

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	345Q3	05/16
This report is for the information of the shareholders of John Hancock Alternative Asset Allocation Fund.		7/16

John Hancock

Blue Chip Growth Fund

Quarterly portfolio holdings 5/31/16

Fund's investmentsBlue Chip Growth Fund

As of 5-31-16 (unaudited)
	Shares	Value
Common stocks 99.6%		$2,653,512,958
(Cost $1,471,653,026)
Consumer discretionary 26.0%		693,537,291
Auto components 0.5%
Delphi Automotive PLC	142,900	9,711,484
Johnson Controls, Inc.	81,000	3,576,150
Automobiles 0.7%
Ferrari NV (I)	16,280	690,760
Tesla Motors, Inc. (I)(L)	77,364	17,269,966
Hotels, restaurants and leisure 3.5%
Carnival Corp.	34,100	1,627,934
Hilton Worldwide Holdings, Inc.	836,634	17,385,255
Las Vegas Sands Corp.	32,600	1,507,424
Marriott International, Inc., Class A (L)	168,585	11,133,353
McDonald's Corp.	6,500	793,390
MGM Resorts International (I)	552,400	12,622,340
Norwegian Cruise Line Holdings, Ltd. (I)	289,000	13,412,490
Royal Caribbean Cruises, Ltd.	203,800	15,772,081
Starbucks Corp.	333,000	18,278,370
Yum! Brands, Inc.	29,100	2,388,819
Internet and catalog retail 13.4%
Amazon.com, Inc. (I)	303,611	219,446,995
Ctrip.com International, Ltd., ADR (I)	236,500	10,822,240
JD.com, Inc., ADR (I)	117,500	2,891,675
Netflix, Inc. (I)	302,700	31,047,939
The Priceline Group, Inc. (I)	72,900	92,169,657
Media 0.5%
Charter Communications, Inc., Class A (I)	8,939	1,957,105
The Walt Disney Company	107,200	10,636,384
Time Warner, Inc.	24,200	1,830,972
Multiline retail 0.4%
Dollar General Corp.	120,400	10,823,960
Specialty retail 5.8%
AutoZone, Inc. (I)	22,100	16,844,620
L Brands, Inc.	9,178	629,152
Lowe's Companies, Inc.	519,400	41,619,522
O'Reilly Automotive, Inc. (I)	114,900	30,383,007
Ross Stores, Inc.	267,100	14,263,140
The Home Depot, Inc.	240,600	31,788,072
Tractor Supply Company	187,800	18,047,580
Textiles, apparel and luxury goods 1.2%
Hanesbrands, Inc.	567,900	15,373,053
NIKE, Inc., Class B	304,100	16,792,402
Consumer staples 3.0%		78,082,790
Beverages 0.6%
Constellation Brands, Inc., Class A	66,300	10,153,845
Molson Coors Brewing Company, Class B	38,100	3,778,758
Monster Beverage Corp. (I)	20,700	3,105,000
Food and staples retailing 1.8%
Costco Wholesale Corp.	31,600	4,701,132
CVS Health Corp.	160,910	15,519,770

2SEE NOTES TO FUND'S INVESTMENTS

Blue Chip Growth Fund

	Shares	Value
Consumer staples (continued)
Food and staples retailing (continued)
The Kroger Company	16,300	$582,888
Walgreens Boots Alliance, Inc.	333,000	25,774,200
Food products 0.2%
Mondelez International, Inc., Class A	64,900	2,887,401
The Kraft Heinz Company	28,000	2,329,320
Personal products 0.1%
The Estee Lauder Companies, Inc., Class A	28,000	2,569,840
Tobacco 0.3%
Philip Morris International, Inc.	67,700	6,680,636
Financials 7.8%		208,139,121
Banks 0.3%
Citigroup, Inc.	81,100	3,776,827
JPMorgan Chase & Co.	53,700	3,504,999
Capital markets 3.4%
Ameriprise Financial, Inc.	74,689	7,593,631
BlackRock, Inc.	13,000	4,730,050
Morgan Stanley	1,090,300	29,841,511
Northern Trust Corp.	50,211	3,720,635
State Street Corp.	184,729	11,649,011
TD Ameritrade Holding Corp.	799,700	26,126,199
The Bank of New York Mellon Corp.	173,900	7,314,234
Consumer finance 0.0%
Synchrony Financial (I)	25,800	804,960
Diversified financial services 1.6%
CME Group, Inc.	29,500	2,887,755
Intercontinental Exchange, Inc.	126,320	34,247,878
S&P Global, Inc.	36,800	4,114,608
Insurance 0.7%
Aon PLC	14,900	1,628,123
Chubb, Ltd.	23,300	2,950,013
Marsh & McLennan Companies, Inc.	181,500	11,991,705
Willis Towers Watson PLC	21,700	2,778,034
Real estate investment trusts 1.8%
American Tower Corp.	455,562	48,189,348
Equinix, Inc.	800	289,600
Health care 21.8%		581,112,178
Biotechnology 6.3%
Alexion Pharmaceuticals, Inc. (I)	357,400	53,931,660
Baxalta, Inc. (L)	69,500	3,143,485
Biogen, Inc. (I)	82,200	23,815,806
Celgene Corp. (I)	409,100	43,168,232
Gilead Sciences, Inc.	28,100	2,446,386
Incyte Corp. (I)	32,000	2,701,120
Regeneron Pharmaceuticals, Inc. (I)	39,100	15,598,163
Vertex Pharmaceuticals, Inc. (I)	258,100	24,042,015
Health care equipment and supplies 2.7%
Becton, Dickinson and Company	140,900	23,452,805
DENTSPLY SIRONA, Inc.	4,300	267,288
Hologic, Inc. (I)	4,500	154,845

SEE NOTES TO FUND'S INVESTMENTS3

Blue Chip Growth Fund

	Shares	Value
Health care (continued)
Health care equipment and supplies (continued)
Intuitive Surgical, Inc. (I)	37,100	$23,547,741
Medtronic PLC	14,950	1,203,176
Stryker Corp.	206,221	22,923,526
Health care providers and services 6.3%
Aetna, Inc.	199,300	22,566,739
Anthem, Inc.	147,800	19,533,248
Cardinal Health, Inc.	139,900	11,045,105
Cigna Corp.	58,200	7,456,002
Henry Schein, Inc. (I)	64,100	11,136,093
Humana, Inc.	55,100	9,505,301
McKesson Corp.	221,200	40,510,568
UnitedHealth Group, Inc.	339,100	45,327,497
Life sciences tools and services 1.6%
Agilent Technologies, Inc.	75,500	3,464,695
Thermo Fisher Scientific, Inc.	263,200	39,945,864
Pharmaceuticals 4.9%
Allergan PLC (I)	199,373	47,002,185
Bristol-Myers Squibb Company	674,800	48,383,160
Eli Lilly & Company	218,700	16,409,061
Shire PLC, ADR (L)	69,200	12,882,272
Zoetis, Inc.	117,000	5,548,140
Industrials 9.9%		263,205,677
Aerospace and defense 1.7%
Northrop Grumman Corp.	28,300	6,018,561
Raytheon Company	18,300	2,372,961
Rockwell Collins, Inc.	21,800	1,927,120
Textron, Inc.	86,300	3,284,578
The Boeing Company	256,000	32,294,400
Air freight and logistics 0.7%
FedEx Corp.	115,000	18,971,550
Airlines 1.9%
Alaska Air Group, Inc.	153,400	10,185,760
American Airlines Group, Inc.	946,500	30,202,815
Delta Air Lines, Inc.	103,600	4,502,456
United Continental Holdings, Inc. (I)	110,800	4,995,972
Industrial conglomerates 3.6%
Danaher Corp.	865,474	85,128,023
Roper Technologies, Inc.	67,700	11,582,116
Machinery 0.4%
Pentair PLC	30,600	1,843,344
Wabtec Corp.	91,300	7,064,794
Professional services 0.1%
IHS, Inc., Class A (I)	23,800	2,925,734
Road and rail 1.5%
Canadian Pacific Railway, Ltd.	137,700	17,844,543
J.B. Hunt Transport Services, Inc.	148,300	12,267,376
Kansas City Southern	93,800	8,732,780
Union Pacific Corp.	12,600	1,060,794

4SEE NOTES TO FUND'S INVESTMENTS

Blue Chip Growth Fund

			Shares	Value
Information technology 30.2%				$805,289,890
Internet software and services 15.0%
	Alibaba Group Holding, Ltd., ADR (I)		448,644	36,788,808
	Alphabet, Inc., Class A (I)		87,784	65,737,048
	Alphabet, Inc., Class C (I)		154,629	113,763,648
	Baidu, Inc., ADR (I)		93,300	16,657,782
	Facebook, Inc., Class A (I)		1,039,465	123,498,837
	LinkedIn Corp., Class A (I)		35,500	4,845,750
	Tencent Holdings, Ltd.		1,736,800	38,702,590
IT services 7.0%
	Cognizant Technology Solutions Corp., Class A (I)		43,200	2,654,208
	Fidelity National Information Services, Inc.		34,800	2,584,596
	Fiserv, Inc. (I)		268,300	28,260,039
	FleetCor Technologies, Inc. (I)		8,500	1,265,565
	MasterCard, Inc., Class A		712,600	68,338,340
	PayPal Holdings, Inc. (I)		196,400	7,421,956
	Visa, Inc., Class A		964,300	76,121,842
Semiconductors and semiconductor equipment 0.8%
	Broadcom, Ltd.		53,900	8,320,004
	NXP Semiconductors NV (I)		149,200	14,097,908
Software 6.5%
	Activision Blizzard, Inc.		178,500	7,007,910
	Electronic Arts, Inc. (I)		168,600	12,940,050
	Intuit, Inc.		4,900	522,634
	Microsoft Corp.		1,239,500	65,693,500
	Red Hat, Inc. (I)		198,903	15,407,026
	salesforce.com, Inc. (I)		589,300	49,330,303
	ServiceNow, Inc. (I)		260,800	18,681,104
	Workday, Inc., Class A (I)		48,400	3,670,656
Technology hardware, storage and peripherals 0.9%
	Apple, Inc.		230,100	22,977,786
Materials 0.9%				24,146,011
Chemicals 0.9%
	Ashland, Inc.		53,000	6,008,080
	Ecolab, Inc.		24,500	2,872,380
	PPG Industries, Inc.		28,500	3,068,880
	The Sherwin-Williams Company		41,900	12,196,671
	Yield (%)		Shares	Value
Securities lending collateral 1.5%				$40,583,300
(Cost $40,578,859)
John Hancock Collateral Trust (W)	0.5434(Y	)	4,055,329	40,583,300
Short-term investments 0.8%
(Cost $20,192,522)
Money market funds 0.8%				20,192,522
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.2421(Y	)	800,078	800,078
T. Rowe Price Reserve Investment Fund	0.3193(Y	)	19,392,444	19,392,444
Total investments (Cost $1,532,424,407)† 101.9%				$2,714,288,780
Other assets and liabilities, net (1.9%)				($49,393,769)
Total net assets 100.0%				$2,664,895,011

SEE NOTES TO FUND'S INVESTMENTS5

Blue Chip Growth Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 5-31-16. The value of securities on loan amounted to $39,794,165.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 5-31-16.
†	At 5-31-16, the aggregate cost of investment securities for federal income tax purposes was $1,542,616,568. Net unrealized appreciation aggregated to $1,171,672,212, of which $1,201,320,643 related to appreciated investment securities and $29,648,431 related to depreciated investment securities.

6SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of May 31, 2016, by major security category or type:

	Total value at 5-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$693,537,291	$693,537,291	—	—
Consumer staples	78,082,790	78,082,790	—	—
Financials	208,139,121	208,139,121	—	—
Health care	581,112,178	581,112,178	—	—
Industrials	263,205,677	263,205,677	—	—
Information technology	805,289,890	766,587,300	$38,702,590	—
Materials	24,146,011	24,146,011	—	—
Securities lending collateral	40,583,300	40,583,300	—	—
Short-term investments	20,192,522	20,192,522	—	—
Total investments in securities	$2,714,288,780	$2,675,586,190	$38,702,590	—

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       7

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	457Q3	05/16
This report is for the information of the shareholders of John Hancock Blue Chip Growth Fund.		7/16

John Hancock

Emerging Markets Fund

Quarterly portfolio holdings 5/31/16

Fund's investmentsEmerging Markets Fund

As of 5-31-16 (unaudited)
	Shares	Value
Common stocks 98.2%		$1,553,377,817
(Cost $1,641,560,447)
Australia 0.0%		268,503
MMG, Ltd. (I)	1,240,000	268,503
Brazil 6.1%		96,834,020
AES Tiete Energia SA	174,399	685,801
Aliansce Shopping Centers SA	62,169	214,192
Alupar Investimento SA	33,548	114,189
Ambev SA	573,200	3,031,285
Ambev SA, ADR	1,240,917	6,527,223
Arezzo Industria e Comercio SA	46,291	316,028
B2W Cia Digital (I)	65,265	178,803
Banco Alfa de Investimento SA	10,300	14,252
Banco Bradesco SA	102,361	694,282
Banco do Brasil SA	159,074	725,025
Banco Santander Brasil SA	22,700	109,178
Banco Santander Brasil SA, ADR (L)	56,605	271,704
BB Seguridade Participacoes SA	243,536	1,837,168
BM&FBovespa SA	341,722	1,505,483
BR Malls Participacoes SA (I)	418,487	1,337,592
Brasil Brokers Participacoes SA (I)	155,743	64,649
Braskem SA, ADR (L)	75,729	878,456
BRF SA	212,400	2,684,389
BRF SA, ADR (L)	198,233	2,477,913
CCR SA	491,956	2,076,137
Centrais Eletricas Brasileiras SA (I)	91,800	203,232
Centrais Eletricas Brasileiras SA, ADR (I)(L)	44,011	93,303
Centrais Eletricas Brasileiras SA, ADR, B Shares (I)(L)	32,999	111,207
CETIP SA - Mercados Organizados	175,534	2,063,991
Cia Brasileira de Distribuicao, ADR (L)	101,884	1,134,988
Cia de Saneamento Basico do Estado de Sao Paulo	157,292	1,113,876
Cia de Saneamento Basico do Estado de Sao Paulo, ADR (L)	100,753	707,286
Cia de Saneamento de Minas Gerais-COPASA	57,300	404,030
Cia Energetica de Minas Gerais	54,904	91,922
Cia Energetica de Minas Gerais, ADR (L)	423,864	631,557
Cia Hering	222,100	781,800
Cia Paranaense de Energia	15,100	65,814
Cia Paranaense de Energia, ADR (L)	44,353	290,069
Cia Siderurgica Nacional SA (I)	502,376	909,215
Cia Siderurgica Nacional SA, ADR (I)(L)	259,126	466,427
Cielo SA	410,951	3,610,717
Cosan Logistica SA (I)	410,006	94,173
Cosan SA Industria e Comercio	70,600	641,410
CPFL Energia SA	123,542	624,959
CPFL Energia SA, ADR (L)	18,491	186,389
Cyrela Brazil Realty SA Empreendimentos e Participacoes	229,995	611,012
Cyrela Commercial Properties SA Empreendimentos e Participacoes	2,100	5,811
Dimed SA Distribuidora da Medicamentos	300	27,397
Direcional Engenharia SA	115,025	168,705
Duratex SA	304,138	610,195
EcoRodovias Infraestrutura e Logistica SA (I)	228,616	496,634
EDP - Energias do Brasil SA	275,072	929,441
Embraer SA	69,106	359,529
Embraer SA, ADR	68,506	1,426,295

2SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Brazil (continued)
Equatorial Energia SA	142,637	$1,799,936
Estacio Participacoes SA	222,730	669,373
Eternit SA	148,398	65,296
Even Construtora e Incorporadora SA	196,900	219,589
Ez Tec Empreendimentos e Participacoes SA	52,748	230,051
Fibria Celulose SA, ADR (L)	171,816	1,594,452
Fleury SA	47,600	341,825
GAEC Educacao SA	7,200	20,443
Gafisa SA	286,522	141,929
Gafisa SA, ADR (L)	57,813	58,969
Gerdau SA	78,528	85,404
Gerdau SA, ADR (L)	491,408	756,768
Gol Linhas Aereas Inteligentes SA, ADR	853	5,493
Grendene SA	41,101	188,126
Guararapes Confeccoes SA	7,494	98,611
Helbor Empreendimentos SA	106,960	39,959
Hypermarcas SA	153,632	1,211,676
Iguatemi Empresa de Shopping Centers SA	19,400	139,047
International Meal Company Alimentacao SA (I)	43,300	47,690
Iochpe Maxion SA	53,476	213,839
Itau Unibanco Holding SA	78,777	555,250
JBS SA	758,639	2,099,399
JHSF Participacoes SA (I)	127,200	39,424
Joao Fortes Engenharia SA (I)	675	448
JSL SA	70,300	184,621
Kepler Weber SA	11,400	52,653
Klabin SA	224,245	1,126,314
Kroton Educacional SA	636,481	1,951,574
Light SA	78,903	196,515
Linx SA	6,600	85,842
Localiza Rent a Car SA	184,126	1,694,208
Log-in Logistica Intermodal SA (I)	65,400	18,460
Lojas Americanas SA	116,730	348,226
Lojas Renner SA	549,750	3,179,592
LPS Brasil Consultoria de Imoveis SA (I)	46,600	38,042
M Dias Branco SA	8,129	206,082
Magnesita Refratarios SA (I)	47,710	189,990
Mahle-Metal Leve SA	46,200	298,531
Marfrig Global Foods SA (I)	408,330	710,758
Marisa Lojas SA (I)	53,540	107,567
Mills Estruturas e Servicos de Engenharia SA (I)	81,217	105,634
Minerva SA (I)	146,200	383,140
MRV Engenharia e Participacoes SA	387,304	1,056,790
Multiplan Empreendimentos Imobiliarios SA	31,144	471,004
Multiplus SA	58,897	539,487
Natura Cosmeticos SA	143,035	891,396
Odontoprev SA	295,670	917,218
Oi SA (I)	133,181	32,801
Oi SA, ADR (I)	244	300
Paranapanema SA	216,600	94,706
Petroleo Brasileiro SA (I)	162,820	458,686
Petroleo Brasileiro SA, ADR (I)	676,971	2,985,442
Petroleo Brasileiro SA, ADR (I)(L)	534,505	3,009,263

SEE NOTES TO FUND'S INVESTMENTS3

Emerging Markets Fund

	Shares	Value
Brazil (continued)
Porto Seguro SA	80,161	$585,635
QGEP Participacoes SA	93,000	97,540
Qualicorp SA	222,657	939,650
Raia Drogasil SA	124,576	1,990,541
Restoque Comercio e Confeccoes de Roupas SA (I)	110,797	119,578
Rodobens Negocios Imobiliarios SA	40,800	62,437
Rumo Logistica Operadora Multimodal SA (I)	351,725	461,362
Santos Brasil Participacoes SA	40,008	132,858
Sao Carlos Empreendimentos e Participacoes SA	36,600	273,467
Sao Martinho SA	56,700	844,475
SLC Agricola SA	46,600	192,920
Smiles SA	48,700	543,926
Sonae Sierra Brasil SA	25,636	115,283
Sul America SA	276,288	1,145,338
Technos SA	13,800	18,713
Tecnisa SA	81,200	50,784
Telefonica Brasil SA, ADR	47,418	546,255
Tereos Internacional SA (I)	190	3,195
Tim Participacoes SA	206,600	407,071
Tim Participacoes SA, ADR	76,789	758,675
TOTVS SA	154,857	1,269,334
TPI - Triunfo Participacoes e Investimentos SA	44,390	50,734
Tractebel Energia SA	74,535	731,819
Transmissora Alianca de Energia Eletrica SA	113,511	592,119
Ultrapar Participacoes SA	76,502	1,444,892
Ultrapar Participacoes SA, ADR	191,480	3,632,376
Usinas Siderurgicas de Minas Gerais SA (I)	62,544	84,809
Vale SA	122,400	481,660
Vale SA, ADR (L)	194,730	765,289
Vale SA, ADR, A Shares	95,351	293,681
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	99,754	795,029
WEG SA	210,840	839,603
Chile 1.6%		24,914,979
AES Gener SA	1,330,178	604,731
Aguas Andinas SA, Class A	1,696,184	940,040
Banco de Chile, ADR	6,884	414,417
Banco de Credito e Inversiones	17,057	691,507
Banco Santander Chile	10,835,187	487,121
Banco Santander Chile, ADR (L)	39,418	711,495
Banmedica SA	47,455	78,770
Besalco SA	274,576	96,293
CAP SA	74,258	230,947
Cementos BIO BIO SA	2,795	2,449
Cencosud SA	346,354	912,273
Cia Cervecerias Unidas SA	44,820	485,666
Cia Cervecerias Unidas SA, ADR	16,433	358,568
Cia Sud Americana de Vapores SA (I)	12,326,940	231,459
Colbun SA	2,546,150	614,526
Cristalerias de Chile SA	62,943	481,466
E.CL SA	440,904	711,423
Embotelladora Andina SA, ADR, Series A	300	5,241
Embotelladora Andina SA, ADR, Series B	6,027	113,790

4SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Chile (continued)
Empresa Nacional de Electricidad SA	904,720	$783,809
Empresa Nacional de Electricidad SA, ADR	15,340	398,226
Empresa Nacional de Telecomunicaciones SA (I)	131,137	1,134,636
Empresas AquaChile SA (I)	57,292	15,380
Empresas CMPC SA	321,870	667,078
Empresas COPEC SA	65,289	554,073
Empresas Hites SA	44,774	18,610
Empresas La Polar SA (I)	311,752	15,343
Endesa Americas SA	904,720	378,272
Endesa Americas SA	15,340	192,517
Enersis Americas SA, ADR	217,097	1,658,621
Enersis Chile SA	217,097	1,233,111
Forus SA	76,921	223,587
Gasco SA	185,365	1,389,809
Grupo Security SA	593,749	173,957
Inversiones Aguas Metropolitanas SA	563,601	832,289
Inversiones La Construccion SA	20,774	228,464
Itau CorpBanca	110,253,426	881,385
Itau CorpBanca, ADR	13,087	168,822
Latam Airlines Group SA (I)	62,478	369,703
Latam Airlines Group SA, ADR (I)	174,260	1,047,303
Masisa SA	2,624,890	80,768
Molibdenos y Metales SA	7,542	44,709
Multiexport Foods SA (I)	72,522	14,339
Parque Arauco SA	420,094	786,373
PAZ Corp. SA	115,321	56,589
Ripley Corp. SA	790,262	403,754
SACI Falabella	72,322	507,803
Salfacorp SA	66,565	42,271
Sigdo Koppers SA	190,206	252,554
Sociedad Matriz SAAM SA	5,877,023	424,016
Sociedad Quimica y Minera de Chile SA, ADR	23,795	522,538
Socovesa SA	588,217	108,665
Sonda SA	341,600	605,422
Tech Pack SA (I)	91,088	40,492
Vina Concha y Toro SA	291,449	477,420
Vina Concha y Toro SA, ADR	311	10,089
China 9.9%		157,221,684
361 Degrees International, Ltd.	378,000	120,719
AAC Technologies Holdings, Inc.	258,000	2,088,577
Agile Property Holdings, Ltd.	1,073,250	529,354
Agricultural Bank of China, Ltd., H Shares	4,924,000	1,799,393
Air China, Ltd., H Shares	470,000	310,533
Aluminum Corp. of China, Ltd., ADR (I)	22,376	169,610
Angang Steel Company, Ltd., H Shares	340,000	138,706
Anhui Conch Cement Company, Ltd., H Shares	200,500	485,602
Anhui Expressway Company, Ltd., H Shares	258,000	195,780
Anhui Tianda Oil Pipe Company, Ltd., H Shares	97,000	21,125
ANTA Sports Products, Ltd.	398,000	866,810
Anton Oilfield Services Group (I)(L)	588,000	51,308
Asia Cement China Holdings Corp.	348,000	68,707
Asia Plastic Recycling Holding, Ltd.	99,269	58,902

SEE NOTES TO FUND'S INVESTMENTS5

Emerging Markets Fund

	Shares	Value
China (continued)
AVIC International Holdings, Ltd., H Shares	140,000	$69,460
AviChina Industry & Technology Company, Ltd., H Shares	489,000	343,209
Bank of China, Ltd., H Shares	11,312,075	4,618,856
Bank of Chongqing Company, Ltd., H Shares	136,500	102,892
Bank of Communications Company, Ltd., H Shares	1,050,858	651,449
Baoxin Auto Group, Ltd.	371,000	235,150
Baoye Group Company, Ltd., H Shares	162,000	106,080
BBMG Corp., H Shares	650,000	205,493
Beijing Capital International Airport Company, Ltd., H Shares	282,415	304,023
Beijing Capital Land, Ltd., H Shares	572,000	192,578
Beijing Jingneng Clean Energy Company, Ltd., H Shares	458,000	143,737
Beijing North Star Company, H Shares	328,000	95,326
Belle International Holdings, Ltd.	2,263,000	1,332,476
Besunyen Holdings Company, Ltd.	126,000	11,057
Billion Industrial Holdings, Ltd.	12,000	7,559
Biostime International Holdings, Ltd. (I)	42,000	128,039
Bloomage BioTechnology Corp., Ltd. (L)	72,500	132,452
Boer Power Holdings, Ltd. (L)	135,000	58,578
Bolina Holding Company, Ltd.	142,000	37,435
Boyaa Interactive International, Ltd. (I)	72,000	25,411
BYD Company, Ltd., H Shares (I)	36,500	210,781
BYD Electronic International Company, Ltd. (I)	432,983	237,351
C.banner International Holdings, Ltd. (I)	167,000	69,992
Cabbeen Fashion, Ltd.	106,000	37,751
Central China Real Estate, Ltd.	522,538	93,351
Central China Securities Company, Ltd.	66,000	28,509
Changshouhua Food Company, Ltd.	169,000	73,682
Chaowei Power Holdings, Ltd.	134,000	87,296
Chigo Holding, Ltd. (I)	1,536,000	18,151
China Animal Healthcare, Ltd. (I)	182,000	12,179
China Aoyuan Property Group, Ltd.	1,008,000	194,142
China Automation Group, Ltd. (I)	117,000	16,274
China BlueChemical, Ltd., H Shares	1,100,000	243,364
China Child Care Corp., Ltd.	339,000	21,625
China CITIC Bank Corp., Ltd., H Shares	920,962	541,029
China Coal Energy Company, Ltd., H Shares	607,000	273,029
China Communications Construction Company, Ltd., H Shares	580,202	656,729
China Communications Services Corp., Ltd., H Shares	899,200	422,134
China Conch Venture Holdings, Ltd.	221,500	446,256
China Construction Bank Corp., H Shares	25,142,000	16,281,609
China COSCO Holdings Company, Ltd., H Shares (I)(L)	223,500	80,176
China Datang Corp. Renewable Power Company, Ltd., H Shares (I)	1,649,000	173,561
China Dongxiang Group Company	1,000,000	169,784
China Dredging Environment Protection Holdings, Ltd. (I)	184,000	26,958
China Eastern Airlines Corp., Ltd., H Shares (I)	592,000	315,825
China Everbright Bank Company, Ltd., H Shares	739,000	318,149
China Financial Services Holdings, Ltd.	94,000	8,227
China Galaxy Securities Company, Ltd., H Shares	1,111,000	980,266
China Great Star International, Ltd. (I)(L)	64,029	98,755
China Hanking Holdings, Ltd. (I)	35,000	3,650
China Harmony New Energy Auto Holding, Ltd.	345,000	201,799
China Hongqiao Group, Ltd. (L)	801,000	573,879
China Huishan Dairy Holdings Company, Ltd. (L)	395,000	155,676

6SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
China (continued)
China Huiyuan Juice Group, Ltd. (I)	423,500	$174,778
China International Marine Containers Group Company, Ltd., H Shares	67,500	85,310
China ITS Holdings Company, Ltd. (I)	344,000	33,594
China Lesso Group Holdings, Ltd.	567,000	297,259
China Life Insurance Company, Ltd., ADR (L)	67,112	750,312
China Life Insurance Company, Ltd., H Shares	204,000	456,261
China Lilang, Ltd.	260,000	152,606
China Longyuan Power Group Corp., H Shares	1,070,000	736,544
China Machinery Engineering Corp., H Shares	114,000	73,120
China Medical System Holdings, Ltd.	358,800	513,438
China Mengniu Dairy Company, Ltd.	452,000	748,237
China Merchants Bank Company, Ltd., H Shares	942,961	1,929,681
China Minsheng Banking Corp., Ltd., H Shares	1,194,200	1,124,723
China Modern Dairy Holdings, Ltd.	907,000	164,655
China Molybdenum Company, Ltd., H Shares	258,000	50,479
China National Building Material Company, Ltd., H Shares	2,412,000	1,096,497
China National Materials Company, Ltd., H Shares	754,000	154,477
China Oilfield Services, Ltd., H Shares	546,000	412,623
China Pacific Insurance Group Company, Ltd., H Shares	192,800	662,524
China Petroleum & Chemical Corp., ADR	54,307	3,706,453
China Pioneer Pharma Holdings, Ltd.	186,000	42,885
China Railway Construction Corp., H Shares	277,335	347,056
China Railway Group, Ltd., H Shares	465,000	357,813
China Rare Earth Holdings, Ltd. (I)	1,018,800	73,293
China Sanjiang Fine Chemicals Company, Ltd. (I)	360,000	50,069
China SCE Property Holdings, Ltd.	450,000	99,744
China Shanshui Cement Group, Ltd. (I)	1,080,000	377,616
China Shengmu Organic Milk, Ltd. (I)(S)	334,000	71,751
China Shenhua Energy Company, Ltd., H Shares	351,000	557,750
China Shineway Pharmaceutical Group, Ltd.	143,000	151,881
China Shipping Container Lines Company, Ltd., H Shares (I)	428,850	93,243
China Shipping Development Company, Ltd., H Shares	420,000	262,933
China Silver Group, Ltd. (L)	124,000	23,415
China Southern Airlines Company, Ltd., H Shares	728,000	427,165
China Suntien Green Energy Corp., Ltd., H Shares	855,000	87,881
China Taifeng Beddings Holdings, Ltd. (I)	46,000	6,393
China Telecom Corp., Ltd., ADR (L)	5,800	278,690
China Telecom Corp., Ltd., H Shares	2,100,000	977,981
China Tian Lun Gas Holdings, Ltd. (I)(L)	84,000	61,007
China Vanke Company, Ltd., H Shares	166,100	395,640
China Yongda Automobiles Services Holdings, Ltd.	59,500	28,535
China Yurun Food Group, Ltd. (I)	894,000	138,586
China ZhengTong Auto Services Holdings, Ltd.	513,500	186,572
China Zhongwang Holdings, Ltd.	765,000	359,015
Chinasoft International, Ltd. (I)	324,000	124,532
Chongqing Iron & Steel Company, Ltd., H Shares (I)	156,000	21,874
Chongqing Machinery & Electric Company, Ltd., H Shares	754,000	81,175
Chongqing Rural Commercial Bank, H Shares	995,000	509,731
Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd. (I)	165,000	24,605
CIFI Holdings Group Company, Ltd	696,000	163,623
CITIC Securities Company, Ltd., H Shares	585,500	1,269,512
CNOOC, Ltd.	3,998,000	4,760,064
CNOOC, Ltd., ADR (L)	2,943	351,512

SEE NOTES TO FUND'S INVESTMENTS7

Emerging Markets Fund

	Shares	Value
China (continued)
Coland Holdings, Ltd.	34,000	$51,925
Comtec Solar Systems Group, Ltd. (I)	362,000	26,028
Coolpad Group, Ltd. (I)	1,214,400	239,336
Cosmo Lady China Holdings Company, Ltd. (S)	23,000	16,511
Country Garden Holdings Company, Ltd.	3,169,293	1,266,615
CPMC Holdings, Ltd.	144,000	64,817
CRRC Corp., Ltd., H Shares	95,000	90,428
CSPC Pharmaceutical Group, Ltd.	774,000	704,585
CSSC Offshore and Marine Engineering Group Company, Ltd., H Shares (I)	36,000	54,791
CT Environmental Group, Ltd.	916,000	247,253
Da Ming International Holdings, Ltd.	50,000	16,766
Dalian Port PDA Company, Ltd., H Shares	192,621	80,301
Daphne International Holdings, Ltd. (I)	526,000	85,548
Datang International Power Generation Company, Ltd., H Shares	776,000	207,676
Dongfang Electric Corp., Ltd., H Shares	108,400	82,108
Dongfeng Motor Group Company, Ltd., H Shares	448,000	498,506
Dongjiang Environmental Company, Ltd., H Shares	17,500	28,546
Dongyue Group, Ltd.	860,000	151,620
ENN Energy Holdings, Ltd.	324,000	1,606,276
Evergrande Real Estate Group, Ltd.	3,427,566	2,293,747
Fantasia Holdings Group Company, Ltd. (I)	732,000	87,552
Fosun International, Ltd.	336,693	478,715
Fu Shou Yuan International Group, Ltd.	133,000	95,168
Fufeng Group, Ltd.	510,000	144,096
Fuguiniao Company, Ltd. (L)	164,000	84,310
Future Land Development Holdings, Ltd.	588,000	72,665
Geely Automobile Holdings, Ltd.	860,000	454,149
Golden Eagle Retail Group, Ltd. (L)	287,000	308,423
Goldpac Group, Ltd.	91,000	35,604
GOME Electrical Appliances Holdings, Ltd. (L)	3,669,000	439,699
Goodbaby International Holdings, Ltd.	172,000	103,927
Great Wall Motor Company, Ltd., H Shares	979,500	753,901
Greatview Aseptic Packaging Company, Ltd.	306,000	154,565
Green Seal Holding, Ltd.	6,000	28,533
Greenland Hong Kong Holdings, Ltd. (I)	373,250	121,369
Greentown China Holdings, Ltd.	350,500	246,263
Guangdong Yueyun Transportation Company, Ltd., H Shares	41,000	24,109
Guangshen Railway Company, Ltd., ADR	33,201	786,532
Guangzhou Automobile Group Company, Ltd., H Shares	124,857	142,981
Guangzhou Baiyunshan Pharmaceutical Company, Ltd., H Shares	14,000	31,750
Guangzhou R&F Properties Company, Ltd., H Shares	507,399	674,472
Guodian Technology & Environment Group Corp., Ltd., H Shares (I)	501,000	27,153
Haitian International Holdings, Ltd.	214,000	343,652
Haitong Securities Company, Ltd., H Shares	403,200	659,881
Harbin Electric Company, Ltd., H Shares	424,000	156,680
Hengan International Group Company, Ltd.	200,000	1,808,974
Hengshi Mining Investments, Ltd. (I)	11,081,000	3,252,707
Hidili Industry International Development, Ltd. (I)	303,000	7,604
Hilong Holding, Ltd.	367,000	37,259
Hisense Kelon Electrical Holdings Company, Ltd., H Shares (I)	88,000	40,192
HL Technology Group, Ltd. (I)	64,000	14,606
HNA Infrastructure Company, Ltd.	86,000	94,432
Honghua Group, Ltd. (I)	1,149,000	46,564

8SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
China (continued)
Hopefluent Group Holdings, Ltd.	16,000	$4,240
HOSA International, Ltd.	156,000	51,548
Huadian Fuxin Energy Corp., Ltd., H Shares	1,066,000	234,534
Huadian Power International Corp., H Shares	558,000	295,474
Huaneng Power International, Inc., ADR	4,400	120,692
Huaneng Power International, Inc., H Shares	718,000	490,852
Huaneng Renewables Corp., Ltd., H Shares	1,836,000	557,763
Huishang Bank Corp., Ltd., H Shares	213,000	96,434
Hydoo International Holding, Ltd.	216,000	27,019
Industrial & Commercial Bank of China, Ltd., H Shares	17,431,000	9,275,155
Inner Mongolia Yitai Coal Company, H Shares	879,200	448,368
Intime Retail Group Company, Ltd.	308,500	279,562
Jiangnan Group, Ltd.	714,000	118,636
Jiangsu Expressway Company, Ltd., H Shares	388,000	530,814
Jiangxi Copper Company, Ltd., H Shares	428,000	460,530
Kaisa Group Holdings, Ltd. (I)(L)	1,089,000	54,655
Kasen International Holdings, Ltd. (I)	240,000	33,427
Kingdee International Software Group Company, Ltd. (I)(L)	234,000	79,951
KWG Property Holding, Ltd.	693,512	434,887
Labixiaoxin Snacks Group, Ltd. (I)	121,000	10,909
Lenovo Group, Ltd.	2,084,000	1,278,542
Leoch International Technology, Ltd.	118,000	14,161
Leyou Technologies Holdings, Ltd. (I)(L)	855,000	117,764
Lianhua Supermarket Holdings Company, Ltd., H Shares (I)	195,200	72,818
Lifetech Scientific Corp. (I)	768,000	138,314
Livzon Pharmaceutical Group, Inc., H Shares	9,420	42,992
Logan Property Holdings Company, Ltd.	422,000	141,698
Longfor Properties Company, Ltd.	639,000	865,324
Lonking Holdings, Ltd.	1,240,000	181,968
Maanshan Iron & Steel Company, Ltd., H Shares (I)(L)	574,000	108,592
Maoye International Holdings, Ltd.	866,000	80,239
Metallurgical Corp. of China, Ltd., H Shares	489,000	138,344
Microport Scientific Corp. (I)	131,000	65,763
Minth Group, Ltd.	134,000	394,097
New China Life Insurance Company, Ltd., H Shares	138,900	477,505
NVC Lighting Holdings, Ltd.	679,000	76,898
O-Net Technologies Group, Ltd. (I)	43,000	15,339
Pacific Online, Ltd.	283,000	73,089
Parkson Retail Group, Ltd.	591,500	55,592
Peak Sport Products Company, Ltd.	401,000	114,362
PetroChina Company, Ltd., ADR (L)	22,705	1,555,747
PetroChina Company, Ltd., H Shares	2,132,000	1,459,533
Phoenix Healthcare Group Company, Ltd.	80,000	113,192
PICC Property & Casualty Company, Ltd., H Shares	1,330,596	2,431,323
Ping An Insurance Group Company of China, Ltd., H Shares	1,377,000	6,179,054
Powerlong Real Estate Holdings, Ltd.	620,000	125,117
PW Medtech Group, Ltd. (I)	261,000	69,140
Qinhuangdao Port Company, Ltd.	103,500	37,924
Qunxing Paper Holdings Company, Ltd. (I)	969,268	0
Redco Properties Group, Ltd. (S)	102,000	71,089
Renhe Commercial Holdings Company, Ltd. (I)	8,826,000	264,346
Sany Heavy Equipment International Holdings Company, Ltd. (I)	609,000	117,728
Semiconductor Manufacturing International Corp., ADR (I)	164,905	690,952

SEE NOTES TO FUND'S INVESTMENTS9

Emerging Markets Fund

	Shares	Value
China (continued)
Semiconductor Manufacturing International Corp. (I)	2,621,000	$219,171
Shandong Chenming Paper Holdings, Ltd., H Shares	121,084	84,582
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	308,000	176,516
Shanghai Electric Group Company, Ltd., H Shares (I)	186,000	79,971
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	42,000	109,495
Shanghai Jin Jiang International Hotels Group Company, Ltd., H Shares	274,000	104,330
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	113,200	244,325
Shanghai Prime Machinery Company, Ltd., H Shares	288,000	42,629
Shengli Oil & Gas Pipe Holdings, Ltd. (I)	450,000	21,964
Shenguan Holdings Group, Ltd.	740,000	70,652
Shenzhen Expressway Company, Ltd., H Shares	318,000	272,526
Shenzhou International Group Holdings, Ltd.	175,000	882,247
Shui On Land, Ltd.	2,058,567	518,809
Shunfeng International Clean Energy, Ltd. (I)	568,000	86,955
Sichuan Expressway Company, Ltd., H Shares	400,000	135,817
Sihuan Pharmaceutical Holdings Group, Ltd.	1,322,000	285,277
Silergy Corp.	6,000	70,908
Sino-Ocean Land Holdings, Ltd.	1,112,181	450,256
SinoMedia Holding, Ltd.	133,000	33,605
Sinopec Engineering Group Company, Ltd., H Shares	372,500	327,688
Sinopec Oilfield Service Corp., H Shares (I)	506,000	94,588
Sinopec Shanghai Petrochemical Company, Ltd., H Shares	250,000	122,652
Sinopharm Group Company, Ltd., H Shares	366,800	1,702,538
Sinosoft Technology Group, Ltd.	190,000	108,713
Sinotrans, Ltd., H Shares	578,574	248,956
Sinotruk Hong Kong, Ltd.	458,055	206,251
SOHO China, Ltd.	1,176,000	515,403
Sound Global, Ltd. (I)	113,000	43,334
Springland International Holdings, Ltd.	247,000	32,119
SPT Energy Group, Inc. (I)	296,000	20,494
Sunac China Holdings, Ltd.	833,000	517,930
Sunny Optical Technology Group Company, Ltd.	305,000	1,052,446
TCL Communication Technology Holdings, Ltd.	336,000	226,357
Tencent Holdings, Ltd.	1,032,800	23,014,767
Tenwow International Holdings, Ltd.	177,000	48,786
The People's Insurance Company Group of China, Ltd., H Shares	2,465,000	990,697
Tian Shan Development Holdings, Ltd.	134,000	52,246
Tiangong International Company, Ltd.	1,007,564	60,953
Tianjin Capital Environmental Protection Group Company, Ltd., H Shares	60,000	31,630
Tianjin Jinran Public Utilities Company, Ltd., H Shares (I)	350,000	32,891
Tianneng Power International, Ltd.	166,700	122,742
Tingyi Cayman Islands Holding Corp.	936,000	851,361
Tong Ren Tang Technologies Company, Ltd., H Shares	164,000	266,794
Tonly Electronics Holdings, Ltd.	44,780	21,070
TravelSky Technology, Ltd., H Shares	276,500	523,277
Trigiant Group, Ltd.	482,000	79,958
Tsingtao Brewery Company, Ltd., H Shares	56,000	201,415
Uni-President China Holdings, Ltd.	314,600	285,274
Universal Health International Group Holding, Ltd.	567,000	41,597
V1 Group, Ltd.	1,941,600	104,913
Want Want China Holdings, Ltd. (L)	1,895,000	1,347,145
Weichai Power Company, Ltd., H Shares	244,800	286,201
Weiqiao Textile Company, H Shares	275,500	211,021

10SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
China (continued)
Welling Holding, Ltd.	608,000	$103,356
West China Cement, Ltd.	952,000	199,732
Wisdom Sports Group (I)	355,000	121,787
Wuzhou International Holdings, Ltd. (I)	516,000	53,123
Xiamen International Port Company, Ltd., H Shares	452,662	87,826
Xinchen China Power Holdings, Ltd. (I)	160,000	21,412
Xingda International Holdings, Ltd.	516,000	104,839
Xinhua Winshare Publishing and Media Company, Ltd., H Shares (I)	170,650	164,603
Xinjiang Goldwind Science & Technology Company, Ltd., H Shares	38,800	60,095
Xinjiang Xinxin Mining Industry Company, Ltd., H Shares (I)	555,000	56,354
Xinyi Solar Holdings, Ltd. (L)	780,000	315,456
XTEP International Holdings, Ltd.	103,500	54,860
Yanzhou Coal Mining Company, Ltd., ADR	49,232	264,376
Yestar International Holdings Company, Ltd.	167,500	71,539
Youyuan International Holdings, Ltd.	60,000	16,431
Yuanda China Holdings, Ltd.	252,000	7,797
Yuzhou Properties Company, Ltd.	546,000	157,275
Zall Development Group, Ltd.	225,000	78,447
Zhaojin Mining Industry Company, Ltd., H Shares	139,000	111,374
Zhejiang Expressway Company, Ltd., H Shares	572,000	536,446
Zhejiang Glass Company, Ltd., H Shares (I)	172,000	0
Zhengzhou Coal Mining Machinery Group Company, Ltd.	69,400	27,970
Zhong An Real Estate, Ltd. (I)	614,200	56,766
Zhongsheng Group Holdings, Ltd.	374,500	201,293
Zhuzhou CSR Times Electric Company, Ltd., H Shares	114,000	637,777
Zijin Mining Group Company, Ltd., H Shares	523,384	151,791
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares	450,400	144,767
ZTE Corp., H Shares	90,440	118,646
Colombia 0.5%		7,362,706
Almacenes Exito SA	36,830	181,112
Banco de Bogota SA	5,902	112,465
Bancolombia SA	107,038	820,705
Bancolombia SA, ADR	44,750	1,457,060
Bolsa de Valores de Colombia	7,585,458	42,210
Celsia SA ESP	82,149	102,321
Cementos Argos SA	110,256	415,199
Corp. Financiera Colombiana SA	29,324	369,040
Ecopetrol SA	1,432,532	621,026
Ecopetrol SA, ADR (L)	88,238	772,965
Empresa de Energia de Bogota SA	395,678	238,098
Empresa de Telecomunicaciones de Bogota	352,815	67,687
Grupo Argos SA	19,422	108,577
Grupo Aval Acciones y Valores SA, ADR (L)	41,578	301,856
Grupo de Inversiones Suramericana SA	39,849	479,580
Grupo Nutresa SA	54,701	451,270
Interconexion Electrica SA ESP	288,564	821,535
Cyprus 0.0%		126,603
Globaltrans Investment PLC, GDR	32,027	126,603
Czech Republic 0.3%		4,021,645
CEZ AS	106,180	1,923,695
Fortuna Entertainment Group NV (I)	2,980	10,562

SEE NOTES TO FUND'S INVESTMENTS11

Emerging Markets Fund

	Shares	Value
Czech Republic (continued)
Komercni Banka AS	11,420	$448,442
O2 Czech Republic AS	8,877	86,007
Pegas Nonwovens SA	12,464	408,704
Philip Morris CR AS	320	163,697
Unipetrol AS (I)	136,096	980,538
Egypt 0.1%		1,872,272
Commercial International Bank Egypt SAE, GDR	408,298	1,509,684
Global Telecom Holding, GDR (I)	209,229	362,588
Greece 0.4%		6,375,167
Aegean Airlines SA	28,191	244,535
Alpha Bank AE (I)	35,802	95,630
Athens Water Supply and Sewage Company SA	9,971	65,310
Bank of Greece	2,764	33,581
Ellaktor SA (I)	29,391	49,095
FF Group (I)	17,266	371,480
Fourlis Holdings SA (I)	24,619	96,035
Frigoglass SA (I)	17,930	4,139
GEK Terna Holding Real Estate Construction SA (I)	18,488	40,890
Hellenic Exchanges - Athens Stock Exchange SA	34,942	202,941
Hellenic Petroleum SA (I)	32,310	153,004
Hellenic Telecommunications Organization SA	135,587	1,361,229
Intracom Holdings SA (I)	39,886	16,269
Intralot SA-Integrated Lottery Systems & Services (I)	99,786	117,958
JUMBO SA (I)	59,590	814,676
Lamda Development SA (I)	3,765	19,816
Marfin Investment Group Holdings SA (I)	510,636	117,407
Metka SA	25,620	224,405
Motor Oil Hellas Corinth Refineries SA	38,468	463,699
Mytilineos Holdings SA (I)	19,909	93,328
National Bank of Greece SA (I)	29,342	9,155
OPAP SA	77,191	627,095
Piraeus Bank SA (I)	7,607	2,243
Piraeus Port Authority SA	2,954	44,983
Public Power Corp. SA	77,701	269,489
Terna Energy SA	33,346	105,579
Titan Cement Company SA	31,428	731,196
Guernsey, Channel Islands 0.0%		246,659
Etalon Group, Ltd., GDR	109,157	246,659
Hong Kong 4.4%		70,248,607
Ajisen China Holdings, Ltd.	262,000	110,567
Alibaba Health Information Technology, Ltd. (I)	278,000	202,358
Alibaba Pictures Group, Ltd. (I)	1,220,000	287,090
AMVIG Holdings, Ltd.	405,333	162,786
Anxin-China Holdings, Ltd. (I)	1,988,000	98,495
Asian Citrus Holdings, Ltd. (I)	144,000	10,926
Beijing Enterprises Holdings, Ltd.	150,430	782,854
Beijing Enterprises Water Group, Ltd.	546,000	350,120
Beijing Properties Holdings, Ltd. (I)	834,000	55,659
Bosideng International Holdings, Ltd.	1,574,000	123,815
Brilliance China Automotive Holdings, Ltd.	512,000	497,444

12SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Hong Kong (continued)
C C Land Holdings, Ltd.	630,693	$168,467
Carrianna Group Holdings Company, Ltd.	236,000	23,985
CECEP COSTIN New Materials Group, Ltd.	162,000	12,333
Century Sunshine Group Holdings, Ltd.	560,000	23,770
Chia Tai Enterprises International, Ltd. (I)	29,840	7,728
China Aerospace International Holdings, Ltd.	1,288,755	158,946
China Agri-Industries Holdings, Ltd. (I)	1,328,600	444,495
China All Access Holdings, Ltd.	436,000	135,416
China Dynamics Holdings, Ltd. (I)	1,450,000	52,183
China Electronics Corp. Holdings Company, Ltd.	112,000	29,213
China Energine International Holdings, Ltd.	89,589	6,102
China Everbright International, Ltd.	763,000	817,199
China Everbright, Ltd.	243,000	467,826
China Fiber Optic Network System Group, Ltd.	419,600	40,470
China Foods, Ltd. (I)	274,000	97,974
China Gas Holdings, Ltd.	712,000	1,006,684
China Glass Holdings, Ltd. (I)	182,000	20,335
China Grand Pharmaceutical and Healthcare Holdings, Ltd. (I)	120,000	23,668
China High Precision Automation Group, Ltd. (I)	74,000	11,808
China High Speed Transmission Equipment Group Company, Ltd. (I)	468,000	358,823
China Jinmao Holdings Group, Ltd.	1,798,000	519,582
China Lumena New Materials Corp. (I)	1,272,000	0
China Merchants Holdings International Company, Ltd.	338,133	966,029
China Merchants Land, Ltd.	626,000	92,607
China Metal Recycling Holdings, Ltd. (I)	14,579,934	2
China Mobile, Ltd., ADR	306,416	17,297,183
China New Town Development Company, Ltd. (I)	2,185,332	80,285
China NT Pharma Group Company, Ltd.	112,500	29,894
China Ocean Resources Company, Ltd. (I)	63,930	109,697
China Oil and Gas Group, Ltd. (I)	2,317,040	164,064
China Overseas Grand Oceans Group, Ltd.	524,000	160,346
China Overseas Land & Investment, Ltd.	892,000	2,682,158
China Overseas Property Holdings, Ltd. (I)	570,667	83,543
China Power International Development, Ltd.	1,267,000	535,118
China Power New Energy Development Company, Ltd.	150,000	88,542
China Precious Metal Resources Holdings Company, Ltd. (I)	1,020,000	27,362
China Properties Group, Ltd. (I)	370,000	80,535
China Resources Beer Holdings Company, Ltd.	110,486	239,563
China Resources Cement Holdings, Ltd.	1,105,518	361,971
China Resources Gas Group, Ltd.	358,000	1,001,606
China Resources Land, Ltd.	720,444	1,723,885
China Resources Power Holdings Company, Ltd.	528,882	830,581
China Ruifeng Renewable Energy Holdings, Ltd. (I)	524,000	47,191
China Singyes Solar Technologies Holdings, Ltd. (L)	261,800	88,825
China South City Holdings, Ltd. (L)	1,328,000	251,160
China Starch Holdings, Ltd. (I)	1,220,000	24,073
China State Construction International Holdings, Ltd.	293,200	375,355
China Taiping Insurance Holdings Company, Ltd. (I)	486,710	941,740
China Traditional Chinese Medicine Company, Ltd. (I)	314,000	142,484
China Travel International Investment Hong Kong, Ltd.	816,000	240,430
China Unicom Hong Kong, Ltd.	1,178,000	1,273,842
China Unicom Hong Kong, Ltd., ADR (L)	277,036	2,980,907
China Vanadium Titano - Magnetite Mining Company, Ltd. (I)	369,000	12,103

SEE NOTES TO FUND'S INVESTMENTS13

Emerging Markets Fund

	Shares	Value
Hong Kong (continued)
China Water Affairs Group, Ltd.	608,000	$316,223
Chinese People Holdings Company, Ltd. (I)	1,544,324	25,061
CIMC Enric Holdings, Ltd.	166,000	82,888
CITIC Dameng Holdings, Ltd. (I)	191,000	9,361
CITIC Resources Holdings, Ltd. (I)(L)	1,044,000	88,777
CITIC, Ltd.	2,024,923	2,946,932
Citychamp Watch & Jewellery Group, Ltd.	861,800	146,358
Clear Media, Ltd.	87,000	79,904
Coastal Greenland, Ltd. (I)	683,000	16,773
Comba Telecom Systems Holdings, Ltd.	671,096	108,811
Concord New Energy Group, Ltd.	1,460,000	79,845
COSCO International Holdings, Ltd.	379,040	185,085
COSCO Pacific, Ltd.	1,147,543	1,159,647
Coslight Technology International Group Company, Ltd. (I)	54,000	19,725
CP Pokphand Company, Ltd.	3,588,000	387,603
DaChan Food Asia, Ltd. (I)	287,000	28,152
Dah Chong Hong Holdings, Ltd.	515,000	228,337
Dawnrays Pharmaceutical Holdings, Ltd.	144,000	114,133
DBA Telecommunication Asia Holdings, Ltd. (I)	32,000	8,360
Digital China Holdings, Ltd.	350,000	288,275
Dynasty Fine Wines Group, Ltd. (I)	242,000	44,845
Embry Holdings, Ltd.	24,000	11,867
EVA Precision Industrial Holdings, Ltd.	434,000	51,284
EverChina International Holdings Company, Ltd. (I)	1,870,000	57,191
Extrawell Pharmaceutical Holdings, Ltd. (I)	230,000	8,285
Far East Horizon, Ltd.	711,000	538,930
Freetech Road Recycling Technology Holdings, Ltd.	130,000	16,733
Fullshare Holdings, Ltd.	397,500	148,608
GCL-Poly Energy Holdings, Ltd. (L)	6,715,000	957,006
Glorious Property Holdings, Ltd. (I)	955,000	89,843
Goldbond Group Holdings, Ltd.	100,000	3,591
Golden Meditech Holdings, Ltd.	625,250	79,679
Goldin Properties Holdings, Ltd. (I)	20,000	8,892
Goldlion Holdings, Ltd.	261,000	98,789
Good Friend International Holdings, Inc.	42,000	9,353
Guangdong Investment, Ltd.	746,000	1,051,867
Guangdong Land Holdings, Ltd. (I)	326,000	88,842
Haier Electronics Group Company, Ltd.	411,000	669,159
Hanergy Thin Film Power Groupd, Ltd. (I)	2,486,000	68,782
Hengdeli Holdings, Ltd. (I)	1,636,400	145,536
HKC Holdings, Ltd. (I)	3,275,423	58,696
HNA International Investment Holdings, Ltd. (I)	260,000	15,014
Hopewell Highway Infrastructure, Ltd.	398,000	196,730
Hopson Development Holdings, Ltd. (I)	396,000	349,576
Hua Han Health Industry Holdings, Ltd. (L)	1,883,910	179,375
Huabao International Holdings, Ltd.	1,267,000	490,507
Inspur International, Ltd.	211,000	35,106
Ju Teng International Holdings, Ltd.	727,722	313,895
Kai Yuan Holdings, Ltd. (I)	3,700,000	24,190
Kingboard Chemical Holdings, Ltd.	395,148	814,099
Kingboard Laminates Holdings, Ltd.	234,000	123,112
Kunlun Energy Company, Ltd.	2,094,000	1,710,353
Lai Fung Holdings, Ltd.	3,547,141	51,159

14SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Hong Kong (continued)
Le Saunda Holdings, Ltd.	180,400	$38,831
Lee & Man Paper Manufacturing, Ltd.	266,000	176,026
Lee's Pharmaceutical Holdings, Ltd.	80,500	66,941
Loudong General Nice Resources China Holdings, Ltd. (I)	666,000	30,333
MIE Holdings Corp. (I)	800,000	77,979
Mingfa Group International Company, Ltd. (I)	995,000	242,004
Minmetals Land, Ltd.	802,000	86,644
New World Department Store China, Ltd. (I)	211,000	27,432
Nine Dragons Paper Holdings, Ltd.	662,000	479,363
North Mining Shares Company, Ltd. (I)	2,430,000	32,502
Overseas Chinese Town Asia Holdings, Ltd.	58,000	20,007
PAX Global Technology, Ltd.	77,000	64,943
Phoenix Satellite Television Holdings, Ltd.	386,000	84,065
Poly Property Group Company, Ltd.	1,063,944	277,599
Pou Sheng International Holdings, Ltd. (I)	491,000	137,863
Prosperity International Holdings HK, Ltd. (I)	1,460,000	37,154
Qingling Motors Company, Ltd., H Shares	532,000	174,558
Real Nutriceutical Group, Ltd.	620,000	60,110
REXLot Holdings, Ltd.	6,393,536	143,162
Road King Infrastructure, Ltd.	145,000	112,353
Rotam Global Agrosciences, Ltd.	58,929	74,988
S&C Engine Group, Ltd. (I)	20,235	25,940
Samson Holding, Ltd.	631,915	78,052
Shanghai Industrial Holdings, Ltd.	272,041	613,161
Shanghai Industrial Urban Development Group, Ltd.	981,500	189,188
Shanghai Zendai Property, Ltd. (I)(L)	4,865,000	109,489
Shenzhen International Holdings, Ltd.	212,899	323,275
Shenzhen Investment, Ltd.	1,371,824	553,687
Shimao Property Holdings, Ltd.	1,142,000	1,445,202
Shougang Concord International Enterprises Company, Ltd. (I)	2,776,000	75,646
Shougang Fushan Resources Group, Ltd.	1,358,000	211,215
Silver Base Group Holdings, Ltd. (I)	9,259,000	1,524,290
Silver Grant International Industries, Ltd. (I)	526,334	57,649
SIM Technology Group, Ltd. (I)	685,000	30,828
Sino Biopharmaceutical, Ltd.	2,070,000	1,405,840
Sino Oil and Gas Holdings, Ltd. (I)	5,150,000	117,056
Sinofert Holdings, Ltd.	1,286,000	162,202
Sinolink Worldwide Holdings, Ltd. (I)	1,408,000	144,679
Sinopec Kantons Holdings, Ltd.	398,000	198,427
Sinotrans Shipping, Ltd. (I)	786,000	127,403
SITC International Holdings Company, Ltd.	333,000	190,881
Skyworth Digital Holdings, Ltd.	1,092,656	660,237
SMI Holdings Group, Ltd.	596,000	54,439
Solargiga Energy Holdings, Ltd. (I)	997,000	20,594
Sparkle Roll Group, Ltd. (I)	504,000	29,107
SRE Group, Ltd. (I)	1,434,000	38,223
SSY Group, Ltd.	804,733	262,798
Sun Art Retail Group, Ltd. (L)	936,500	588,221
TCC International Holdings, Ltd.	986,125	155,098
TCL Multimedia Technology Holdings, Ltd. (I)	153,200	88,822
Texhong Textile Group, Ltd.	192,000	191,851
Tian An China Investment, Ltd.	653,000	336,378
Tianjin Development Holdings, Ltd.	190,000	88,036

SEE NOTES TO FUND'S INVESTMENTS15

Emerging Markets Fund

	Shares	Value
Hong Kong (continued)
Tianjin Port Development Holdings, Ltd.	654,000	$92,567
Tianyi Summi Holdings, Ltd. (I)	332,000	40,952
Tibet Water Resources, Ltd.	423,000	136,379
Time Watch Investments, Ltd.	62,000	7,189
Tomson Group, Ltd.	403,583	99,747
Tongda Group Holdings, Ltd.	1,790,000	379,919
Top Spring International Holdings, Ltd.	25,500	9,314
Towngas China Company, Ltd. (I)(L)	454,000	247,823
TPV Technology, Ltd.	552,588	103,699
Truly International Holdings, Ltd.	823,000	349,132
United Energy Group, Ltd. (I)	2,012,000	112,996
Wasion Group Holdings, Ltd.	280,000	144,357
Yanchang Petroleum International, Ltd. (I)	3,832,273	99,544
Yingde Gases Group Company, Ltd.	593,000	199,874
Yip's Chemical Holdings, Ltd.	218,000	76,060
Yuexiu Property Company, Ltd.	3,975,516	506,476
Yuexiu Transport Infrastructure, Ltd.	298,000	192,230
Zhuhai Holdings Investment Group, Ltd.	218,000	34,232
Hungary 0.3%		4,840,697
FHB Mortgage Bank PLC (I)	7,029	17,533
Magyar Telekom Telecommunications PLC	213,772	342,882
MOL Hungarian Oil and Gas PLC	31,258	1,719,244
OTP Bank PLC	61,304	1,482,857
Richter Gedeon Nyrt	63,744	1,278,181
India 13.3%		209,776,364
3M India, Ltd. (I)	371	68,759
Aarti Industries, Ltd.	20,516	158,773
Aban Offshore, Ltd.	21,138	61,824
ABB, Ltd.	6,693	122,820
ACC, Ltd.	21,996	497,779
Adani Enterprises, Ltd.	96,061	103,645
Adani Ports and Special Economic Zone, Ltd.	334,617	959,185
Adani Power, Ltd. (I)	713,310	314,507
Adani Transmissions, Ltd. (I)	96,061	45,095
Aditya Birla Fashion and Retail, Ltd. (I)	261,487	506,738
Aditya Birla Nuvo, Ltd.	50,286	784,183
Advanta, Ltd. (I)	15,589	150,397
Aegis Logistics, Ltd.	97,960	165,522
Agro Tech Foods, Ltd.	4,498	32,144
AIA Engineering, Ltd.	25,335	357,332
Ajanta Pharma, Ltd.	20,676	466,909
Akzo Nobel India, Ltd.	6,782	154,669
Alembic Pharmaceuticals, Ltd.	54,840	436,365
Alembic, Ltd.	99,643	52,409
Allahabad Bank	147,249	116,010
Allcargo Logistics, Ltd.	26,826	64,461
Alok Industries, Ltd. (I)	487,315	27,196
Alstom India, Ltd.	9,829	89,546
Alstom T&D India, Ltd.	20,743	101,623
Amara Raja Batteries, Ltd.	37,030	462,834
Ambuja Cements, Ltd.	201,263	681,549
Amtek Auto, Ltd. (I)	75,213	36,367

16SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
India (continued)
Anant Raj, Ltd.	116,689	$69,003
Andhra Bank	157,627	117,685
Apar Industries, Ltd.	4,039	29,241
Apollo Hospitals Enterprise, Ltd.	38,816	787,000
Apollo Tyres, Ltd.	318,818	742,387
Arvind Infrastructure, Ltd. (I)	16,977	21,887
Arvind, Ltd.	134,445	635,907
Asahi India Glass, Ltd. (I)	21,842	48,355
Ashok Leyland, Ltd.	246,817	399,802
Asian Paints, Ltd.	175,925	2,582,063
Astral Polytechnik, Ltd.	4,163	27,671
Atul, Ltd.	11,274	314,806
Aurobindo Pharma, Ltd.	154,940	1,799,834
Axis Bank, Ltd.	420,652	3,221,428
Bajaj Auto, Ltd.	70,438	2,738,919
Bajaj Corp., Ltd.	33,263	191,397
Bajaj Electricals, Ltd.	21,256	74,219
Bajaj Finance, Ltd.	15,104	1,682,568
Bajaj Finserv, Ltd.	40,226	1,085,602
Bajaj Hindusthan Sugar, Ltd. (I)	266,322	75,862
Bajaj Holdings and Investment, Ltd.	26,039	592,811
Balkrishna Industries, Ltd.	34,859	344,363
Ballarpur Industries, Ltd.	219,438	52,320
Balmer Lawrie & Company, Ltd.	10,784	92,968
Balrampur Chini Mills, Ltd. (I)	138,468	223,182
Bank of Baroda	138,737	292,833
Bank of India	135,003	173,433
Bank of Maharashtra	137,662	57,510
BASF India, Ltd.	6,798	100,135
Bata India, Ltd.	31,153	264,882
BEML, Ltd.	6,956	89,728
Berger Paints India, Ltd.	149,603	628,316
BGR Energy Systems, Ltd. (I)	18,048	30,263
Bharat Electronics, Ltd.	21,323	372,632
Bharat Forge, Ltd.	68,219	764,032
Bharat Heavy Electricals, Ltd.	179,341	320,577
Bharat Petroleum Corp., Ltd.	48,411	704,080
Bharti Airtel, Ltd.	640,417	3,366,430
Bharti Retail, Ltd. (I)	57,775	112,528
Biocon, Ltd.	37,815	401,213
Birla Corp., Ltd.	29,633	183,731
Blue Dart Express, Ltd.	3,281	264,862
Blue Star, Ltd.	23,630	146,013
Bombay Dyeing & Manufacturing Company, Ltd.	112,251	71,724
Bosch, Ltd.	878	291,589
Brigade Enterprises, Ltd.	1,735	3,843
Britannia Industries, Ltd.	8,866	355,751
Cadila Healthcare, Ltd.	171,965	861,340
Cairn India, Ltd.	291,290	625,851
Canara Bank	60,476	184,853
Carborundum Universal, Ltd.	2,776	9,286
CCL Products India, Ltd.	56,620	193,291
Ceat, Ltd.	17,802	243,497

SEE NOTES TO FUND'S INVESTMENTS17

Emerging Markets Fund

	Shares	Value
India (continued)
Central Bank of India	52,404	$63,728
Century Plyboards India, Ltd.	51,282	124,761
Century Textiles & Industries, Ltd.	17,066	157,954
Cera Sanitaryware, Ltd.	1,065	31,522
CESC, Ltd.	47,702	387,545
Chambal Fertilizers & Chemicals, Ltd.	156,100	152,164
Chennai Petroleum Corp., Ltd. (I)	46,074	138,009
Chennai Super Kings Cricket, Ltd. (I)	271,316	9,073
Cholamandalam Investment and Finance Company, Ltd.	16,646	240,756
Cipla, Ltd.	104,733	734,486
City Union Bank, Ltd.	92,690	145,917
Clariant Chemicals India, Ltd.	9,041	89,595
Colgate-Palmolive India, Ltd.	61,290	782,231
Container Corp of India	15,087	321,529
Coromandel International, Ltd.	62,400	214,257
Corp. Bank	150,570	79,591
Cox & Kings, Ltd.	51,419	113,059
Credit Analysis & Research, Ltd.	6,855	101,080
CRISIL, Ltd.	10,951	365,065
Crompton Greaves Consumer Electricals, Ltd. (I)	202,125	402,388
Crompton Greaves, Ltd. (I)	202,125	197,875
Cummins India, Ltd.	24,911	296,784
Cyient, Ltd.	34,080	243,277
Dabur India, Ltd.	293,408	1,260,457
Dalmia Bharat, Ltd.	22,546	301,938
DB Corp., Ltd.	6,096	34,449
DB Realty, Ltd. (I)	79,514	58,045
DCB Bank, Ltd. (I)	119,896	167,282
DCM Shriram, Ltd.	30,347	87,172
Deepak Fertilizers & Petrochemicals Corp., Ltd.	38,933	87,223
Delta Corp., Ltd.	84,077	103,838
Dena Bank	139,193	59,767
Dewan Housing Finance Corp., Ltd.	47,338	139,643
Dish TV India, Ltd. (I)	369,767	484,617
Dishman Pharmaceuticals & Chemicals, Ltd.	54,172	121,884
Divi's Laboratories, Ltd.	70,470	1,144,478
DLF, Ltd.	115,713	223,128
Dr. Reddy's Laboratories, Ltd.	54,303	2,578,165
Dr. Reddy's Laboratories, Ltd., ADR (L)	31,835	1,501,339
Dynamatic Technologies, Ltd. (I)	876	32,589
eClerx Services, Ltd.	24,810	527,029
Edelweiss Financial Services, Ltd.	274,866	290,025
Eicher Motors, Ltd.	6,579	1,800,090
EID Parry India, Ltd.	81,890	287,318
EIH, Ltd.	81,595	128,088
Electrosteel Castings, Ltd.	93,708	24,397
Elgi Equipments, Ltd.	350	913
Emami, Ltd.	47,848	730,580
Engineers India, Ltd.	62,432	166,567
Entertainment Network India, Ltd.	2,857	32,726
Eros International Media, Ltd. (I)	19,887	59,265
Escorts, Ltd.	55,299	143,547
Essel Propack, Ltd.	83,453	229,468

18SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
India (continued)
Eveready Industries India, Ltd.	21,433	$75,365
Exide Industries, Ltd.	289,462	701,759
FAG Bearings India, Ltd.	2,228	130,870
FDC, Ltd.	51,198	142,572
Federal Bank, Ltd. (I)	786,129	608,655
Federal-Mogul Goetze India, Ltd. (I)	8,475	41,512
Finolex Cables, Ltd.	62,406	327,837
Finolex Industries, Ltd.	33,908	194,150
Firstsource Solutions, Ltd. (I)	266,806	157,924
Fortis Healthcare, Ltd. (I)	109,604	262,810
Future Consumer Enterprise, Ltd. (I)	102,214	31,550
Future Retail, Ltd.	57,775	22,365
Gabriel India, Ltd.	72,613	96,104
GAIL India, Ltd.	121,291	670,579
Gateway Distriparks, Ltd.	79,408	344,955
Gati, Ltd.	7,132	13,963
Gillette India, Ltd.	1,325	90,796
GlaxoSmithKline Consumer Healthcare, Ltd.	4,580	390,704
GlaxoSmithKline Pharmaceuticals, Ltd.	2,267	119,898
Glenmark Pharmaceuticals, Ltd.	92,781	1,173,081
GMR Infrastructure, Ltd. (I)	1,062,963	178,339
GOCL Corp., Ltd.	18,651	42,865
Godfrey Phillips India, Ltd.	6,570	87,049
Godrej Consumer Products, Ltd.	61,768	1,356,784
Godrej Industries, Ltd.	38,812	197,672
Godrej Properties, Ltd.	33,312	162,856
Granules India, Ltd.	36,517	74,285
Graphite India, Ltd.	75,110	82,066
Grasim Industries, Ltd.	16,227	1,109,960
Greaves Cotton, Ltd.	77,026	156,975
Grindwell Norton, Ltd.	43	431
GRUH Finance, Ltd.	58,910	246,648
Gujarat Alkalies & Chemicals, Ltd.	19,628	62,380
Gujarat Fluorochemicals, Ltd.	32,948	242,623
Gujarat Gas, Ltd.	30,086	233,221
Gujarat Industries Power Company, Ltd.	14,146	17,816
Gujarat Mineral Development Corp., Ltd.	81,437	79,813
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd. (I)	43,966	90,518
Gujarat Pipavav Port, Ltd. (I)	70,298	167,210
Gujarat State Fertilisers & Chemicals, Ltd.	151,141	161,149
Gujarat State Petronet, Ltd.	191,729	376,336
Gulf Oil Lubricants India, Ltd.	20,560	166,728
GVK Power & Infrastructure, Ltd. (I)	648,891	44,784
Hathway Cable & Datacom, Ltd. (I)	226,119	117,639
Havells India, Ltd.	236,127	1,252,179
HCL Infosystems, Ltd. (I)	100,678	55,130
HCL Technologies, Ltd.	284,805	3,126,535
HDFC Bank, Ltd.	404,260	8,407,559
HEG, Ltd.	11,896	27,037
HeidelbergCement India, Ltd. (I)	64,613	98,043
Hero MotoCorp, Ltd.	35,339	1,630,631
Hexa Tradex, Ltd. (I)	42,642	8,527
Hexaware Technologies, Ltd.	153,984	495,992

SEE NOTES TO FUND'S INVESTMENTS19

Emerging Markets Fund

	Shares	Value
India (continued)
Hikal, Ltd.	15,030	$32,340
Himachal Futuristic Communications, Ltd. (I)	707,192	178,089
Hindalco Industries, Ltd.	749,917	1,170,338
Hinduja Ventures, Ltd.	5,652	33,641
Hindustan Construction Company, Ltd. (I)	41,263	11,449
Hindustan Petroleum Corp., Ltd.	37,960	511,424
Hindustan Unilever, Ltd.	257,347	3,257,078
Hitachi Home & Life Solutions India, Ltd.	10,006	191,110
Honeywell Automation India, Ltd.	130	17,246
Hotel Leela Venture, Ltd. (I)	111,836	28,464
Housing Development & Infrastructure, Ltd. (I)	273,646	393,084
Housing Development Finance Corp., Ltd.	140,148	2,586,110
HSIL, Ltd.	27,538	113,705
HT Media, Ltd.	34,438	41,436
Huhtamaki PPL, Ltd.	7,301	28,715
ICICI Bank, Ltd.	519,686	1,870,161
ICICI Bank, Ltd., ADR	22,834	164,176
ICRA, Ltd.	1,248	80,184
IDBI Bank, Ltd.	93,210	93,715
Idea Cellular, Ltd.	932,341	1,591,446
IDFC Bank, Ltd. (I)	597,521	427,556
IDFC, Ltd.	597,521	488,039
IFB Industries, Ltd. (I)	3,807	19,273
IFCI, Ltd.	398,443	142,930
IIFL Holdings, Ltd.	254,359	754,222
IL&FS Transportation Networks, Ltd.	31,132	31,800
Indiabulls Housing Finance, Ltd.	137,820	1,470,596
Indiabulls Real Estate, Ltd. (I)	155,425	236,761
Indian Bank	85,585	115,889
Indian Hotels Company, Ltd.	322,657	561,017
Indian Oil Corp., Ltd.	95,827	592,433
Indian Overseas Bank (I)	198,424	79,349
Indo Count Industries, Ltd.	777	10,832
Indoco Remedies, Ltd.	22,414	90,748
Indraprastha Gas, Ltd.	41,890	348,634
IndusInd Bank, Ltd.	78,229	1,280,352
INEOS Styrolution India, Ltd.	189	1,665
Info Edge India, Ltd.	381	4,670
Infosys, Ltd.	556,368	10,361,889
Infosys, Ltd., ADR	272,984	5,306,809
Ingersoll-Rand India, Ltd.	7,413	74,399
Inox Leisure, Ltd. (I)	18,663	55,726
Intellect Design Arena, Ltd. (I)	27,604	86,803
Ipca Laboratories, Ltd.	24,878	158,532
IRB Infrastructure Developers, Ltd.	128,055	418,512
ITC, Ltd.	942,361	4,925,925
J Kumar Infraprojects, Ltd.	2,256	8,170
Jagran Prakashan, Ltd.	72,113	180,719
Jain Irrigation Systems, Ltd.	245,512	234,788
Jaiprakash Associates, Ltd. (I)	813,565	66,407
Jaiprakash Power Ventures, Ltd. (I)	623,661	35,639
Jammu & Kashmir Bank, Ltd.	193,130	164,157
Jaypee Infratech, Ltd. (I)	132,566	11,031

20SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
India (continued)
JB Chemicals & Pharmaceuticals, Ltd.	36,646	$138,265
JBF Industries, Ltd.	24,468	74,479
Jindal Poly Films, Ltd.	15,538	104,997
Jindal Saw, Ltd.	156,271	92,324
Jindal Steel & Power, Ltd. (I)	202,531	189,719
JK Cement, Ltd.	14,414	124,675
JK Lakshmi Cement, Ltd.	22,772	114,571
JK Tyre & Industries, Ltd.	85,982	109,476
JM Financial, Ltd.	231,466	155,791
JSW Energy, Ltd.	491,218	517,559
JSW Holdings, Ltd. (I)	692	10,495
JSW Steel, Ltd.	114,869	2,369,208
Jubilant Foodworks, Ltd.	20,758	317,408
Jubilant Life Sciences, Ltd.	48,461	262,049
Just Dial, Ltd.	11,378	115,371
Jyothy Laboratories, Ltd.	20,529	85,928
Kajaria Ceramics, Ltd.	45,197	732,110
Kalpataru Power Transmission, Ltd.	43,002	152,066
Kansai Nerolac Paints, Ltd.	53,364	231,884
Kaveri Seed Company, Ltd.	31,179	202,340
Kaya, Ltd. (I)	1,827	22,565
KEC International, Ltd.	68,163	139,813
Kesoram Industries, Ltd. (I)	4,378	7,261
Kirloskar Brothers, Ltd.	4,757	8,668
Kitex Garments, Ltd.	3,854	25,924
Kolte-patil Developers, Ltd.	12,539	23,804
Kotak Mahindra Bank, Ltd.	150,869	1,672,856
KPIT Technologies, Ltd.	121,766	326,564
KRBL, Ltd.	34,245	144,233
KSB Pumps, Ltd.	7,884	79,829
KSK Energy Ventures, Ltd. (I)	7,103	3,191
L&T Finance Holdings, Ltd.	143,917	167,868
LA Opala RG, Ltd	1,408	11,506
Lakshmi Machine Works, Ltd.	2,932	148,821
Lakshmi Vilas Bank, Ltd.	64,491	85,487
Larsen & Toubro, Ltd.	54,078	1,182,378
Larsen & Toubro, Ltd., GDR	2,400	52,290
LIC Housing Finance, Ltd.	197,241	1,377,111
Lupin, Ltd.	68,310	1,499,334
Mahanagar Telephone Nigam, Ltd. (I)	189,203	52,397
Maharashtra Seamless, Ltd.	22,606	78,946
Mahindra & Mahindra Financial Services, Ltd.	59,887	285,079
Mahindra & Mahindra, Ltd.	183,813	3,615,296
Mahindra & Mahindra, Ltd., GDR	19,216	379,479
Mahindra Cie Automotive, Ltd. (I)	16,834	52,791
Mahindra Holidays & Resorts India, Ltd.	12,942	79,699
Mahindra Lifespace Developers, Ltd.	15,163	100,661
Manappuram Finance, Ltd.	97,675	77,747
Mangalore Refinery and Petrochemicals, Ltd. (I)	170,226	170,668
Marico, Ltd.	227,374	846,733
Maruti Suzuki India, Ltd.	39,571	2,442,985
Max Financial Services, Ltd.	78,567	55,184
Max Financial Services, Ltd.	71,989	388,342

SEE NOTES TO FUND'S INVESTMENTS21

Emerging Markets Fund

	Shares	Value
India (continued)
Max Ventures & Industries (I)	15,713	$6,240
Mayur Uniquoters, Ltd.	6,681	40,854
McLeod Russel India, Ltd.	37,627	100,784
Merck, Ltd.	5,102	55,456
Mindtree, Ltd.	123,042	1,208,329
Monsanto India, Ltd.	1,981	66,482
Motherson Sumi Systems, Ltd.	187,556	790,897
Motilal Oswal Financial Services, Ltd.	12,172	58,935
Mphasis, Ltd.	37,928	294,453
MPS, Ltd.	4,484	44,055
MRF, Ltd.	1,254	622,249
Muthoot Finance, Ltd.	6,635	23,005
Nagarjuna Fertilizers & Chemicals, Ltd. (I)	252,025	39,670
Natco Pharma, Ltd.	18,157	129,947
National Aluminium Company, Ltd.	341,512	216,419
Nava Bharat Ventures, Ltd.	33,935	91,404
Navneet Publications India, Ltd.	93,894	121,877
NCC, Ltd.	276,323	300,300
NESCO, Ltd.	4,348	101,720
Nestle India, Ltd.	8,890	808,405
NHPC, Ltd.	814,518	281,931
NIIT Technologies, Ltd.	41,291	297,532
NIIT, Ltd. (I)	69,045	79,597
Nilkamal, Ltd.	2,084	37,760
Nirvikara Paper Mills, Ltd. (I)	3,873	1,905
Nitin Fire Protection Industries, Ltd.	56,264	25,631
NTPC, Ltd.	264,515	558,347
Oberoi Realty, Ltd.	42,345	171,128
OCL India, Ltd.	3,751	31,536
Oil & Natural Gas Corp., Ltd.	269,933	843,593
Oil India, Ltd.	60,288	312,518
Omaxe, Ltd.	48,113	111,376
Oracle Financial Services Software, Ltd.	10,129	523,216
Orient Cement, Ltd.	74,236	178,739
Oriental Bank of Commerce	77,057	96,982
Orissa Minerals Development Company, Ltd.	400	10,869
Page Industries, Ltd.	4,271	868,741
Parsvnath Developers, Ltd. (I)	128,618	34,591
PC Jeweller, Ltd.	31,068	167,295
Peninsula Land, Ltd.	89,370	27,068
Persistent Systems, Ltd.	23,721	257,434
Petronet LNG, Ltd.	173,825	705,282
Pfizer, Ltd.	5,091	142,949
PI Industries, Ltd.	35,155	354,204
Pidilite Industries, Ltd.	66,719	702,657
Piramal Enterprises, Ltd.	58,088	1,235,281
Polaris Consulting & Services, Ltd.	3,540	10,149
Power Finance Corp., Ltd.	193,269	470,786
Power Grid Corp. of India, Ltd.	479,923	1,067,157
Praj Industries, Ltd.	45,371	57,638
Prestige Estates Projects, Ltd.	39,931	110,372
Prism Cement, Ltd. (I)	71,827	95,860
Procter & Gamble Hygiene & Health Care, Ltd.	3,109	285,017

22SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
India (continued)
PTC India Financial Services, Ltd.	177,436	$93,436
PTC India, Ltd.	171,218	174,336
Punj Lloyd, Ltd. (I)	103,762	30,960
Punjab National Bank	25,000	30,054
Puravankara Projects, Ltd.	5,372	3,870
PVR, Ltd.	13,606	179,448
Radico Khaitan, Ltd.	50,404	63,930
Rain Industries, Ltd.	114,375	56,051
Rajesh Exports, Ltd.	43,299	373,177
Rallis India, Ltd.	51,118	157,176
Ramco Systems, Ltd. (I)	1,024	10,794
Ratnamani Metals & Tubes, Ltd.	6,611	48,075
Rattanindia Power, Ltd. (I)	88,088	13,925
Raymond, Ltd.	35,904	248,211
Redington India, Ltd.	128,695	217,367
REI Agro, Ltd. (I)	164,589	1,087
Relaxo Footwears, Ltd.	11,994	79,573
Reliance Capital, Ltd.	94,860	577,348
Reliance Communications, Ltd. (I)	456,482	320,402
Reliance Defence and Engineering, Ltd. (I)	85,649	76,284
Reliance Industries, Ltd.	225,993	3,217,328
Reliance Infrastructure, Ltd.	72,487	578,859
Reliance Power, Ltd.	456,670	352,564
Repco Home Finance, Ltd.	13,380	133,868
Rolta India, Ltd.	94,206	100,199
Ruchi Soya Industries, Ltd.	127,227	41,058
Rural Electrification Corp., Ltd.	364,591	873,692
Sadbhav Engineering, Ltd.	12,270	51,243
Sanofi India, Ltd.	3,537	219,098
Shipping Corp. of India, Ltd. (I)	76,827	78,769
Shoppers Stop, Ltd.	14,926	77,838
Shree Cement, Ltd.	2,523	502,609
Shree Renuka Sugars, Ltd. (I)	105,374	22,128
Shriram Transport Finance Company, Ltd.	52,185	912,731
Siemens, Ltd.	9,405	168,022
Simplex Infrastructures, Ltd.	4,288	17,452
Sintex Industries, Ltd.	246,058	296,614
SITI Cable Network, Ltd. (I)	54,239	30,264
SJVN, Ltd.	393,949	162,057
SKF India, Ltd.	6,403	118,451
SKS Microfinance, Ltd. (I)	79,199	765,443
SML Isuzu, Ltd.	1,824	26,724
Sobha, Ltd.	50,252	227,163
Solar Industries India, Ltd.	1,324	61,660
Sona Koyo Steering Systems, Ltd.	29,557	19,646
Sonata Software, Ltd.	42,366	90,652
SREI Infrastructure Finance, Ltd.	260,418	222,383
SRF, Ltd.	19,996	385,075
State Bank of Bikaner & Jaipur	16,966	119,122
State Bank of India	257,095	783,248
State Bank of Travancore	4,261	24,021
Sterlite Technologies, Ltd.	110,539	151,632
Strides Shasun, Ltd.	10,052	165,565

SEE NOTES TO FUND'S INVESTMENTS23

Emerging Markets Fund

	Shares	Value
India (continued)
Sun Pharmaceutical Industries, Ltd.	181,661	$2,055,519
Sun TV Network, Ltd.	69,402	387,572
Sundaram Finance, Ltd.	16,649	343,897
Sundram Fasteners, Ltd.	61,412	143,167
Suprajit Engineering, Ltd.	12,926	31,154
Supreme Industries, Ltd.	36,307	521,628
Suzlon Energy, Ltd. (I)	464,402	109,945
Swaraj Engines, Ltd.	3,065	50,623
Symphony, Ltd.	325	11,826
Syndicate Bank	95,805	94,869
TAKE Solutions, Ltd.	23,694	57,495
Tamil Nadu Newsprint & Papers, Ltd.	37,939	160,603
Tata Chemicals, Ltd.	57,964	373,065
Tata Communications, Ltd.	58,989	399,542
Tata Consultancy Services, Ltd.	197,213	7,527,035
Tata Elxsi, Ltd.	9,303	247,748
Tata Global Beverages, Ltd.	283,043	496,828
Tata Motors, Ltd.	321,962	2,164,657
Tata Motors, Ltd., ADR	56,012	1,875,842
Tata Power Company, Ltd.	866,462	948,768
Tata Sponge Iron, Ltd.	4,883	42,574
Tata Steel, Ltd.	98,308	487,622
Tata Teleservices Maharashtra, Ltd. (I)	81,950	7,858
Tech Mahindra, Ltd.	228,159	1,837,472
Techno Electric & Engineering Company, Ltd.	4,467	36,292
Texmaco Rail & Engineering, Ltd.	22,370	33,916
The Great Eastern Shipping Company, Ltd.	67,954	309,954
The India Cements, Ltd.	206,123	288,416
The Karnataka Bank, Ltd.	106,560	202,664
The Karur Vysya Bank, Ltd.	49,942	342,335
The Phoenix Mills, Ltd.	19,688	88,348
The Ramco Cements, Ltd.	64,033	467,840
The South Indian Bank, Ltd.	626,497	177,472
Thermax, Ltd.	11,289	122,224
Tide Water Oil Company India, Ltd.	484	41,862
Time Technoplast, Ltd.	105,115	74,572
Timken India, Ltd.	9,180	75,011
Titagarh Wagons, Ltd.	36,160	49,514
Titan Company, Ltd.	96,547	512,463
Torrent Pharmaceuticals, Ltd.	41,731	833,828
Torrent Power, Ltd.	105,066	287,698
Transport Corp. of India, Ltd.	22,613	94,772
Trent, Ltd.	871	20,770
Triveni Turbine, Ltd.	67,254	106,613
TTK Prestige, Ltd.	1,611	110,774
Tube Investments of India, Ltd.	46,789	308,005
TV18 Broadcast, Ltd. (I)	444,964	269,525
TVS Motor Company, Ltd.	147,779	624,751
UCO Bank	198,438	104,117
Uflex, Ltd.	27,559	77,741
Ultratech Cement, Ltd.	7,628	367,160
Unichem Laboratories, Ltd.	21,071	82,123
Union Bank of India, Ltd.	145,701	255,811

24SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
India (continued)
Unitech, Ltd. (I)	1,334,364	$77,347
United Breweries, Ltd.	50,838	555,718
United Spirits, Ltd. (I)	13,708	499,962
UPL, Ltd.	257,014	2,271,378
V-Guard Industries, Ltd.	6,958	132,582
VA Tech Wabag, Ltd.	21,621	185,056
Vaibhav Global, Ltd. (I)	1,546	5,401
Vakrangee, Ltd.	174,093	462,886
Vardhman Textiles, Ltd.	14,933	187,563
Vedanta, Ltd.	173,319	279,765
Vedanta, Ltd., ADR	203,956	1,270,646
Videocon Industries, Ltd.	81,085	125,172
Vijaya Bank	193,537	86,912
Vinati Organics, Ltd.	1,762	12,204
VIP Industries, Ltd.	43,283	72,974
Voltas, Ltd.	26,281	130,997
VST Industries, Ltd.	2,691	66,572
WABCO India, Ltd.	2,647	225,157
Welspun Corp, Ltd.	67,511	78,355
Welspun Enterprises, Ltd. (I)	16,116	14,142
Welspun India, Ltd.	196,410	303,687
Whirlpool of India, Ltd. (I)	7,671	86,115
Wipro, Ltd.	219,373	1,777,963
Wockhardt, Ltd. (I)	17,084	232,691
Yes Bank, Ltd.	59,199	901,370
Zee Entertainment Enterprises, Ltd.	65,812	433,005
Zensar Technologies, Ltd.	12,054	170,651
Zuari Agro Chemicals, Ltd.	5,446	13,939
Zydus Wellness, Ltd.	5,097	58,516
Indonesia 3.3%		52,052,816
Ace Hardware Indonesia Tbk PT	7,373,800	447,831
Adaro Energy Tbk PT	13,831,800	718,754
Adhi Karya Persero Tbk PT	1,535,538	288,615
Agung Podomoro Land Tbk PT (I)	6,497,200	115,098
AKR Corporindo Tbk PT	610,700	285,964
Alam Sutera Realty Tbk PT	12,932,900	365,014
Aneka Tambang Persero Tbk PT (I)	7,045,854	335,483
Arwana Citramulia Tbk PT	2,819,300	119,652
Asahimas Flat Glass Tbk PT	113,500	52,659
Astra Agro Lestari Tbk PT (I)	192,300	198,767
Astra Graphia Tbk PT	606,500	92,709
Astra International Tbk PT	5,786,400	2,792,933
Bakrie & Brothers Tbk PT (I)	123,895,361	453,497
Bakrie Sumatera Plantations Tbk PT (I)	17,913,000	65,567
Bakrie Telecom Tbk PT (I)	34,369,000	125,802
Bakrieland Development Tbk PT (I)	25,925,300	94,895
Bank Bukopin Tbk PT	3,763,166	147,286
Bank Central Asia Tbk PT	2,658,600	2,527,177
Bank Danamon Indonesia Tbk PT	1,988,771	477,395
Bank Mandiri Persero Tbk PT	1,562,946	1,035,425
Bank Negara Indonesia Persero Tbk PT	2,119,303	744,117
Bank Pan Indonesia Tbk PT (I)	4,411,700	224,312

SEE NOTES TO FUND'S INVESTMENTS25

Emerging Markets Fund

	Shares	Value
Indonesia (continued)
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	2,759,300	$190,976
Bank Pembangunan Daerah Jawa Timur Tbk PT	309,800	10,072
Bank Permata Tbk PT (I)	25,500	1,090
Bank Rakyat Indonesia Persero Tbk PT	5,640,800	4,265,654
Bank Tabungan Negara Persero Tbk PT	3,554,998	443,097
Bank Tabungan Pensiunan Nasional Tbk PT (I)	227,500	43,260
Barito Pacific Tbk PT (I)	2,253,400	78,549
Bayan Resources Tbk PT (I)	98,000	56,725
Bekasi Fajar Industrial Estate Tbk PT	2,493,600	48,124
Benakat Petroleum Energy Tbk PT (I)	3,785,000	13,848
Berau Coal Energy Tbk PT (I)	2,539,400	15,244
Berlian Laju Tanker Tbk PT (I)	11,916,666	0
BISI International Tbk PT	861,400	110,324
Budi Starch & Sweetener Tbk PT (I)	2,039,000	10,455
Bumi Resources Tbk PT (I)	31,738,030	116,177
Bumi Serpong Damai Tbk PT	4,628,600	619,036
Bumi Teknokultura Unggul Tbk PT (I)	252,400	22,950
Central Proteina Prima Tbk PT (I)	2,611,400	9,559
Charoen Pokphand Indonesia Tbk PT	2,023,120	517,629
Ciputra Development Tbk PT	12,615,510	1,273,136
Ciputra Property Tbk PT	2,446,305	88,831
Ciputra Surya Tbk PT	833,068	126,032
Citra Marga Nusaphala Persada Tbk PT (I)	1,848,260	238,436
Darma Henwa Tbk PT (I)	20,860,500	76,356
Delta Dunia Makmur Tbk PT (I)	1,554,100	16,055
Dharma Satya Nusantara Tbk PT (I)	603,500	22,089
Eagle High Plantations Tbk PT (I)	10,835,900	189,171
Elnusa Tbk PT	4,227,800	183,682
Energi Mega Persada Tbk PT (I)	40,739,638	149,106
Erajaya Swasembada Tbk PT	1,275,100	60,193
Eureka Prima Jakarta Tbk PT (I)	402,200	12,953
Exploitasi Energi Indonesia Tbk PT (I)	3,373,000	20,503
Fajar Surya Wisesa Tbk PT (I)	146,500	17,854
Gajah Tunggal Tbk PT	828,200	43,018
Garuda Indonesia Persero Tbk PT (I)	2,851,600	103,948
Global Mediacom Tbk PT	7,840,700	570,438
Gudang Garam Tbk PT	84,243	426,477
Hanson International Tbk PT (I)	4,994,700	279,907
Harum Energy Tbk PT (I)	558,900	32,734
Holcim Indonesia Tbk PT	1,567,500	127,374
Indah Kiat Pulp & Paper Corp. Tbk PT	2,489,100	163,849
Indo Tambangraya Megah Tbk PT	450,900	289,020
Indocement Tunggal Prakarsa Tbk PT	523,200	637,041
Indofood CBP Sukses Makmur Tbk PT (I)	291,200	344,510
Indofood Sukses Makmur Tbk PT (I)	3,706,400	1,879,882
Indosat Tbk PT (I)	947,100	456,084
Inovisi Infracom Tbk PT (I)	671,012	5,747
Intiland Development Tbk PT	6,497,100	256,737
Japfa Comfeed Indonesia Tbk PT	5,087,800	331,596
Jasa Marga Tbk PT	1,034,700	408,477
Kalbe Farma Tbk PT	10,043,800	1,050,140
Kawasan Industri Jababeka Tbk PT	17,516,313	322,744
Krakatau Steel Persero Tbk PT (I)	2,430,900	99,622

26SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Indonesia (continued)
Kresna Graha Sekurindo Tbk PT (I)	661,400	$111,837
Link Net Tbk PT	80,900	24,924
Lippo Cikarang Tbk PT (I)	557,200	294,503
Lippo Karawaci Tbk PT	11,471,325	801,421
Malindo Feedmill Tbk PT (I)	653,600	70,789
Matahari Department Store Tbk PT	928,400	1,287,113
Matahari Putra Prima Tbk PT	641,100	59,751
Mayora Indah Tbk PT	258,808	728,922
Medco Energi Internasional Tbk PT (I)	1,501,900	152,550
Media Nusantara Citra Tbk PT	4,175,300	640,774
Metrodata Electronics Tbk PT	253,851	13,381
Mitra Adiperkasa Tbk PT (I)	434,000	120,048
MNC Investama Tbk PT (I)	25,245,900	299,248
MNC Sky Vision Tbk PT (I)	451,800	38,493
Modernland Realty Tbk PT	5,672,300	146,085
Multipolar Corp. Tbk PT	7,312,900	152,982
Nippon Indosari Corpindo Tbk PT	1,175,800	122,153
Nirvana Development Tbk PT (I)	5,351,300	39,122
Nusantara Infrastructure Tbk PT (I)	9,901,600	81,107
Pabrik Kertas Tjiwi Kimia Tbk PT	642,000	28,907
Pakuwon Jati Tbk PT	22,988,800	923,953
Pan Brothers Tbk PT	3,506,800	127,844
Panin Financial Tbk PT (I)	13,278,600	177,741
Panin Sekuritas Tbk PT	22,500	5,261
Paninvest Tbk PT (I)	1,443,000	57,121
Pembangunan Perumahan Persero Tbk PT	1,542,000	417,470
Perusahaan Gas Negara Persero Tbk PT	3,931,300	712,938
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT (I)	3,154,800	334,520
Ramayana Lestari Sentosa Tbk PT	3,105,100	188,592
Resource Alam Indonesia Tbk PT (I)	392,500	18,602
Salim Ivomas Pratama Tbk PT (I)	1,743,000	58,239
Samindo Resources Tbk PT	31,500	1,088
Sampoerna Agro Tbk PT	618,600	86,194
Sawit Sumbermas Sarana Tbk PT	1,510,100	194,517
Selamat Sempurna Tbk PT	1,070,500	378,407
Semen Baturaja Persero Tbk PT	1,308,400	48,851
Semen Indonesia Persero Tbk PT	1,396,400	918,972
Sentul City Tbk PT	27,935,600	173,663
Sigmagold Inti Perkasa Tbk PT (I)	375,500	12,095
Siloam International Hospitals Tbk PT (I)	70,200	52,005
Sinar Mas Multiartha Tbk PT	37,000	19,210
Sri Rejeki Isman Tbk PT	9,098,000	181,010
Sugih Energy Tbk PT (I)	12,804,400	324,381
Summarecon Agung Tbk PT	4,176,700	488,522
Surya Citra Media Tbk PT	3,301,000	807,671
Surya Semesta Internusa Tbk PT	3,741,700	177,893
Suryainti Permata Tbk PT (I)	1,802,000	0
Tambang Batubara Bukit Asam Persero Tbk PT	745,800	347,876
Telekomunikasi Indonesia Persero Tbk PT	3,679,100	1,000,224
Telekomunikasi Indonesia Persero Tbk PT, ADR	66,136	3,634,173
Tempo Scan Pacific Tbk PT	242,800	33,861
Tiga Pilar Sejahtera Food Tbk PT (I)	1,769,600	189,217
Timah Persero Tbk PT	3,262,880	156,216

SEE NOTES TO FUND'S INVESTMENTS27

Emerging Markets Fund

	Shares	Value
Indonesia (continued)
Tiphone Mobile Indonesia Tbk PT (I)	2,122,100	$94,748
Total Bangun Persada Tbk PT	628,300	33,094
Tower Bersama Infrastructure Tbk PT	1,400,600	681,327
Trias Sentosa Tbk PT	1,000,000	23,163
Trimegah Securities Tbk PT (I)	1,137,100	4,578
Truba Alam Manunggal Engineering Tbk PT (I)	19,436,000	8,537
Tunas Baru Lampung Tbk PT	1,768,600	76,435
Tunas Ridean Tbk PT	667,900	66,254
Unilever Indonesia Tbk PT	593,100	1,870,554
United Tractors Tbk PT	1,621,400	1,684,512
Vale Indonesia Tbk PT (I)	2,446,000	296,202
Visi Media Asia Tbk PT (I)	5,492,300	147,579
Waskita Karya Persero Tbk PT	967,502	177,635
Wijaya Karya Persero Tbk PT	664,200	116,600
XL Axiata Tbk PT (I)	2,804,600	723,698
Malaysia 4.5%		70,885,233
7-Eleven Malaysia Holdings BHD	44,900	14,571
Adventa BHD (I)	25,200	4,791
Aeon Company BHD	535,000	356,262
AEON Credit Service M BHD	10,360	34,074
Affin Holdings BHD	432,190	231,357
AirAsia BHD	1,555,600	866,287
AirAsia X BHD (I)	924,550	83,972
Alam Maritim Resources BHD (I)	374,200	30,776
Alliance Financial Group BHD	805,400	790,810
AMMB Holdings BHD	1,688,750	1,763,032
Amway Malaysia Holdings BHD	400	872
Ann Joo Resources BHD	234,300	56,458
APM Automotive Holdings BHD	102,500	91,839
Astro Malaysia Holdings BHD	830,700	554,656
Axiata Group BHD	1,256,444	1,588,360
Barakah Offshore Petroleum BHD	227,500	37,690
Batu Kawan BHD	33,400	146,359
Benalec Holdings BHD	345,500	40,595
Berjaya Assets BHD	372,900	71,366
Berjaya Auto BHD	413,800	239,509
Berjaya Corp. BHD	2,267,000	200,361
Berjaya Land BHD (I)	846,900	143,178
Berjaya Sports Toto BHD	625,678	462,160
BIMB Holdings BHD	586,200	568,898
Bintulu Port Holdings BHD	300	484
Bonia Corp. BHD	527,800	70,934
Boustead Holdings BHD	387,606	259,044
Boustead Plantations BHD	84,200	30,036
British American Tobacco Malaysia BHD	64,300	779,549
Bumi Armada BHD	1,484,300	233,275
Bursa Malaysia BHD	345,700	736,382
Cahya Mata Sarawak BHD	397,500	345,653
Can-One BHD	19,500	16,855
Carlsberg Brewery Malaysia BHD	168,900	538,290
CB Industrial Product Holding BHD	227,940	117,622
CIMB Group Holdings BHD	883,072	938,352

28SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Malaysia (continued)
Coastal Contracts BHD	222,566	$80,850
Cypark Resources BHD	129,400	60,124
Daibochi Plastic & Packaging Industry BHD	21,840	11,107
Datasonic Group BHD	158,100	50,905
Daya Materials BHD (I)	1,450,200	24,622
Dayang Enterprise Holdings BHD (I)	309,600	76,389
Dialog Group BHD	1,849,160	693,829
DiGi.Com BHD	1,256,580	1,363,188
DRB-Hicom BHD	825,000	159,861
Dutch Lady Milk Industries BHD	9,900	131,788
Eastern & Oriental BHD (I)	568,667	209,299
ECM Libra Financial Group BHD	100,844	9,416
Eco World Development Group BHD (I)	339,000	103,423
Evergreen Fibreboard BHD	461,850	127,473
Felda Global Ventures Holdings BHD	1,088,100	360,960
Gadang Holdings BHD	44,000	22,164
Gamuda BHD	392,600	456,356
Gas Malaysia BHD	132,500	74,473
GD Express Carrier BHD	48,200	18,326
Genting BHD	1,245,900	2,522,375
Genting Malaysia BHD	622,400	664,767
Genting Plantations BHD	64,000	161,130
Globetronics Technology BHD	249,080	216,510
GuocoLand Malaysia BHD	183,100	59,853
Hai-O Enterprise BHD	58,500	36,691
Hap Seng Consolidated BHD	575,400	1,084,135
Hartalega Holdings BHD	439,400	443,752
Heineken Malaysia BHD	133,500	480,775
Hock Seng LEE BHD	188,092	77,863
Hong Leong Bank BHD	137,934	446,479
Hong Leong Financial Group BHD	238,061	857,873
Hong Leong Industries BHD	76,300	145,565
Hovid BHD	328,500	30,225
Hua Yang BHD	148,366	63,583
Hume Industries BHD	67,932	52,970
Hwang Capital Malaysia BHD	14,800	9,384
I-BHD	328,400	40,159
IFCA MSC BHD	233,900	28,025
IHH Healthcare BHD	239,000	373,895
IJM Corp. BHD	2,125,560	1,796,542
IJM Plantations BHD	126,600	102,807
Inari Amertron BHD	401,062	301,024
Insas BHD	338,274	55,274
IOI Corp. BHD	1,419,700	1,425,289
IOI Properties Group BHD	762,457	448,636
Iris Corp. BHD (I)	1,485,500	57,566
Iskandar Waterfront City BHD (I)	335,500	75,156
JAKS Resources BHD (I)	413,000	85,982
Jaya Tiasa Holdings BHD	310,305	87,879
JCY International BHD	316,000	50,117
K&N Kenanga Holdings BHD	312,317	37,068
Karex BHD	36,300	19,863
Keck Seng Malaysia BHD	224,850	269,552

SEE NOTES TO FUND'S INVESTMENTS29

Emerging Markets Fund

	Shares	Value
Malaysia (continued)
Kian JOO CAN Factory BHD	329,200	$249,519
Kim Loong Resources BHD	37,800	30,444
Kimlun Corp. BHD	93,700	40,178
KNM Group BHD (I)	1,601,410	178,053
Kossan Rubber Industries BHD	334,000	550,033
KPJ Healthcare BHD	426,500	442,096
Kretam Holdings BHD (I)	140,100	19,028
KSL Holdings BHD	524,010	147,179
Kuala Lumpur Kepong BHD	97,358	543,113
KUB Malaysia BHD (I)	106,300	9,136
Kulim Malaysia BHD (I)	374,100	365,162
Kumpulan Europlus BHD (I)	192,200	42,823
Kumpulan Fima BHD	93,300	41,799
Kumpulan Perangsang Selangor BHD	159,300	39,346
Lafarge Malaysia BHD	271,000	521,310
Land & General BHD	586,900	56,850
Landmarks BHD (I)	232,900	49,072
LBS Bina Group BHD	210,000	80,355
Lingkaran Trans Kota Holdings BHD	80,200	103,878
Lion Industries Corp. BHD (I)	490,300	41,564
LPI Capital BHD	31,500	118,577
Magnum BHD	472,300	255,087
Mah Sing Group BHD	1,445,012	503,855
Malayan Banking BHD	1,590,545	3,146,450
Malayan Flour Mills BHD	278,800	85,156
Malaysia Airports Holdings BHD	419,388	648,885
Malaysia Building Society BHD	335,287	90,189
Malaysia Marine and Heavy Engineering Holdings BHD (I)	213,800	57,430
Malaysian Bulk Carriers BHD (I)	282,500	48,222
Malaysian Pacific Industries BHD	84,338	150,719
Malaysian Resources Corp. BHD	850,600	238,951
Malton BHD	320,100	52,321
Matrix Concepts Holdings BHD	333,083	196,824
Maxis BHD	693,885	923,960
MBM Resources BHD	151,150	76,856
Media Chinese International, Ltd.	286,200	50,598
Media Prima BHD	892,780	304,805
MISC BHD	240,850	450,417
Mitrajaya Holdings BHD	142,500	45,186
MK Land Holdings BHD	446,700	35,686
MKH BHD	200,533	122,827
MMC Corp. BHD	979,100	502,719
MNRB Holdings BHD (I)	55,100	40,482
MPHB Capital BHD (I)	145,400	49,652
Mudajaya Group BHD (I)	232,800	64,263
Muhibbah Engineering Malaysia BHD	222,100	117,824
Mulpha International BHD (I)	740,700	45,723
My EG Services BHD	1,115,200	561,529
Naim Holdings BHD (I)	109,800	47,044
Nestle Malaysia BHD	1,700	31,304
NTPM Holdings BHD	145,500	30,991
Oldtown BHD	300,900	124,954
Oriental Holdings BHD	311,820	518,050

30SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Malaysia (continued)
OSK Holdings BHD	700,545	$269,746
Padini Holdings BHD	511,400	293,655
Panasonic Manufacturing Malaysia BHD	10,900	78,815
Pantech Group Holdings BHD	271,084	36,761
Paramount Corp. BHD	163,400	56,977
Parkson Holdings BHD (I)	355,948	73,257
Perisai Petroleum Teknologi BHD (I)	815,800	48,374
PESTECH International BHD	23,200	37,594
Petronas Chemicals Group BHD	906,700	1,444,890
Petronas Dagangan BHD	113,700	645,367
Petronas Gas BHD	213,700	1,118,606
Pharmaniaga BHD	12,000	16,361
POS Malaysia BHD	404,900	240,255
Power Root BHD	71,000	37,719
PPB Group BHD	157,100	620,779
Press Metal BHD	538,400	387,276
Protasco BHD	261,600	105,118
Public Bank BHD	960,060	4,445,497
Puncak Niaga Holding BHD	105,800	28,441
QL Resources BHD	404,200	431,010
RHB Capital BHD	177,779	262,669
Rimbunan Sawit BHD (I)	338,000	42,178
Salcon BHD	427,600	60,049
SapuraKencana Petroleum BHD	3,734,457	1,443,333
Sarawak Cable BHD	47,900	16,003
Sarawak Oil Palms BHD	110,400	107,016
Scientex BHD	105,600	334,499
Scomi Energy Services BHD (I)	699,300	35,578
Scomi Group BHD (I)	1,322,200	55,897
SEG International BHD	19,800	5,800
Selangor Dredging BHD	226,100	52,284
Selangor Properties BHD	18,300	21,405
Shangri-La Hotels Malaysia BHD	36,700	45,237
Shell Refining Company Federation of Malaya BHD (I)	67,000	49,334
SHL Consolidated BHD	113,500	82,463
Sime Darby BHD	556,602	998,634
SP Setia BHD	261,940	201,734
Star Media Group BHD	306,500	181,873
Sumatec Resources BHD (I)	422,000	11,218
Sunway BHD	545,828	397,905
Sunway Construction Group BHD	92,562	35,412
Supermax Corp. BHD	265,300	161,254
Suria Capital Holdings BHD	196,400	107,516
Syarikat Takaful Malaysia BHD	268,000	253,609
Symphony Life BHD	174,168	29,100
TA Ann Holdings BHD	253,540	246,859
TA Enterprise BHD	1,138,800	146,156
TA Global BHD	1,782,340	101,459
Talam Transform BHD (I)	2,215,600	26,781
Taliworks Corp. BHD	166,600	57,686
Tambun Indah Land BHD	159,800	52,241
Tan Chong Motor Holdings BHD	191,600	90,474
Tanjung Offshore BHD (I)	192,400	13,969

SEE NOTES TO FUND'S INVESTMENTS31

Emerging Markets Fund

	Shares	Value
Malaysia (continued)
Tasek Corp. BHD	5,400	$19,407
TDM BHD (I)	541,595	89,819
Telekom Malaysia BHD	469,756	765,714
Tenaga Nasional BHD	1,075,200	3,640,024
TH Plantations BHD (I)	185,160	49,445
Time dotCom BHD	323,140	576,576
Tiong NAM Logistics Holdings	140,900	43,016
Top Glove Corp. BHD	598,900	735,312
Tropicana Corp. BHD	358,991	88,654
TSH Resources BHD	395,200	183,725
Tune Protect Group BHD	401,000	145,781
Uchi Technologies BHD	134,300	56,582
UEM Edgenta BHD	230,400	208,153
UEM Sunrise BHD	1,162,466	281,427
UMW Holdings BHD	316,000	381,020
UMW Oil and Gas Corp. BHD (I)	490,100	103,737
Unisem M BHD	620,220	360,321
United Malacca BHD	112,550	159,426
United Plantations BHD	24,700	161,396
United U-Li Corp. BHD	54,400	72,064
UOA Development BHD	436,900	240,180
Uzma BHD (I)	121,700	57,018
VS Industry BHD	808,485	236,931
Wah Seong Corp. BHD	239,390	37,089
WCT Holdings BHD	596,248	225,235
Wellcall Holdings BHD	223,400	114,171
Westports Holdings Bhd	594,500	624,609
Wing Tai Malaysia BHD	379,950	101,148
WTK Holdings BHD	209,300	57,276
Yinson Holdings BHD	163,100	104,652
YNH Property BHD (I)	214,552	98,739
YTL Corp. BHD	4,742,558	1,872,147
YTL E-Solutions BHD	86,200	11,268
YTL Power International BHD	1,248,975	438,532
Zhulian Corp. BHD	71,300	24,016
Malta 0.2%		3,577,927
Brait SE (I)(L)	350,774	3,559,716
Tiso Blackstar Group SE	32,132	18,211
Mexico 5.5%		86,175,233
Alfa SAB de CV, Class A	2,790,341	4,917,973
Alpek SAB de CV	402,912	603,601
Alsea SAB de CV	441,026	1,671,224
America Movil SAB de CV, Series L	9,527,383	5,848,551
America Movil SAB de CV, Series L, ADR (L)	63,897	782,738
Arca Continental SAB de CV	309,700	2,051,327
Axtel SAB de CV (I)	1,093,183	382,030
Banregio Grupo Financiero SAB de CV	238,607	1,306,493
Bio Pappel SAB de CV (I)	18,527	23,489
Bolsa Mexicana de Valores SAB de CV	275,221	432,140
Cemex SAB de CV (I)	776,842	494,135
Cemex SAB de CV, ADR (I)(L)	373,380	2,374,697
Cia Minera Autlan SAB de CV, Series B (I)	60,050	22,287

32SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Mexico (continued)
Coca-Cola Femsa SAB de CV, ADR (L)	19,203	$1,541,809
Consorcio ARA SAB de CV	673,030	232,648
Controladora Vuela Cia de Aviacion SAB de CV (I)	4,751	91,742
Corporacion Inmobiliaria Vesta SAB de CV	402,843	589,311
Credito Real SAB de CV	64,680	135,235
Dine SAB de CV (I)	103,700	58,995
El Puerto de Liverpool SAB de CV	20,777	223,465
Empresas ICA SAB de CV, ADR (I)(L)	201,191	116,691
Fomento Economico Mexicano SAB de CV	85,789	779,488
Fomento Economico Mexicano SAB de CV, ADR	50,004	4,534,363
Genomma Lab Internacional SAB de CV, Class B (I)	686,456	699,966
Gentera SAB de CV	723,437	1,313,469
Gruma SAB de CV, Class B	169,783	2,429,171
Grupo Aeromexico SAB de CV (I)(L)	200,247	413,909
Grupo Aeroportuario del Centro Norte SAB de CV	144,802	831,777
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	11,558	529,010
Grupo Aeroportuario del Pacifico SAB de CV, ADR	37,464	3,780,492
Grupo Aeroportuario del Sureste SAB de CV, ADR (I)	11,078	1,743,566
Grupo Bimbo SAB de CV, Series A	782,215	2,305,949
Grupo Carso SAB de CV, Series A1	324,900	1,381,860
Grupo Cementos de Chihuahua SAB de CV	57,000	134,496
Grupo Comercial Chedraui SA de CV (L)	209,835	523,316
Grupo Elektra SAB de CV	33,874	525,048
Grupo Famsa SAB de CV, Class A (I)	244,744	102,636
Grupo Financiero Banorte SAB de CV	657,463	3,443,917
Grupo Financiero Inbursa SAB de CV, Series O	530,958	885,182
Grupo Financiero Interacciones SA de CV	72,172	369,683
Grupo Financiero Santander Mexico SAB de CV, Class B	552,925	999,994
Grupo Gigante SAB de CV (I)	168,900	320,289
Grupo Herdez SAB de CV	220,872	464,320
Grupo Industrial Maseca SAB de CV, Series B	2,600	3,195
Grupo Industrial Saltillo SAB de CV	100,600	177,689
Grupo KUO SAB de CV, Series B	206,101	381,566
Grupo Lala SAB de CV	85,344	205,167
Grupo Mexico SAB de CV, Series B	2,641,204	5,870,058
Grupo Pochteca SAB de CV (I)	20,836	10,160
Grupo Sanborns SAB de CV	336,976	443,660
Grupo Simec SAB de CV, Series B (I)	107,636	311,768
Grupo Sports World SAB de CV (I)	27,369	28,160
Grupo Televisa SAB	760,811	4,068,541
Grupo Televisa SAB, ADR	99,559	2,662,208
Hoteles City Express SAB de CV (I)	129,840	141,822
Impulsora del Desarrollo y El Empleo en America Latina SAB de CV (I)	115,901	136,079
Industrias Bachoco SAB de CV, ADR	6,085	301,512
Industrias Bachoco SAB de CV, Series B	159,451	655,281
Industrias CH SAB de CV, Series B (I)	177,306	722,414
Industrias Penoles SAB de CV	72,993	1,166,235
Infraestructura Energetica Nova SAB de CV	98,507	390,628
Kimberly-Clark de Mexico SAB de CV, Class A	930,039	2,208,098
La Comer SAB de CV (I)	597,677	612,678
Maxcom Telecomunicaciones SAB de CV (I)	86,584	4,072
Megacable Holdings SAB de CV	231,519	974,658
Mexichem SAB de CV	873,862	1,839,410

SEE NOTES TO FUND'S INVESTMENTS33

Emerging Markets Fund

	Shares	Value
Mexico (continued)
Minera Frisco SAB de CV, Series A1 (I)	668,373	$388,927
OHL Mexico SAB de CV (I)	625,694	781,747
Organizacion Cultiba SAB de CV	44,034	50,436
Organizacion Soriana SAB de CV, Series B (I)	1,368,676	3,114,546
Promotora y Operadora de Infraestructura SAB de CV	113,927	1,360,019
Qualitas Controladora SAB de CV	223,022	307,525
Rassini SAB de CV	5,950	25,951
Telesites SAB (I)	588,143	378,568
TV Azteca SAB de CV	790,417	90,362
Urbi Desarrollos Urbanos SAB de CV (I)	883,860	527
Vitro SAB de CV, Series A	49,650	165,386
Wal-Mart de Mexico SAB de CV	1,625,955	3,783,698
Peru 0.2%		3,346,796
Cementos Pacasmayo SAA	11,645	105,038
Compania de Minas Buenaventura SA, ADR (I)	21,714	207,586
Credicorp, Ltd.	20,487	2,872,277
Grana y Montero SAA, ADR (L)	25,100	161,895
Philippines 2.0%		31,131,517
Aboitiz Equity Ventures, Inc.	714,810	1,207,722
Aboitiz Power Corp.	588,600	578,676
Alliance Global Group, Inc.	2,257,500	734,345
Alsons Consolidated Resources, Inc.	629,000	26,865
Alsons Consolidated Resources, Inc.	3,145	1,204
Atlas Consolidated Mining & Development Corp. (I)	664,800	62,374
Ayala Corp.	34,020	615,616
Ayala Land, Inc.	1,332,900	1,016,414
Bank of the Philippine Islands	218,585	431,102
BDO Unibank, Inc.	540,031	1,166,659
Belle Corp.	4,118,000	265,995
Bloomberry Resorts Corp. (I)	1,712,500	153,843
Cebu Air, Inc.	296,840	608,960
Century Pacific Food, Inc.	31,100	14,679
China Banking Corp.	327,255	265,811
COL Financial Group, Inc.	10,000	3,050
Cosco Capital, Inc.	2,958,200	484,689
D&L Industries, Inc.	2,482,300	517,111
DMCI Holdings, Inc.	2,967,000	805,272
DoubleDragon Properties Corp.	23,300	26,828
East West Banking Corp.	55,200	20,210
EEI Corp.	297,300	46,325
Emperador, Inc.	628,900	95,758
Empire East Land Holdings, Inc. (I)	2,941,000	49,685
Energy Development Corp.	10,178,000	1,229,662
Filinvest Land, Inc.	8,761,750	365,285
First Gen Corp.	1,310,400	624,840
First Philippine Holdings Corp.	326,250	455,718
Globe Telecom, Inc.	17,780	916,436
GT Capital Holdings, Inc.	18,400	548,857
International Container Terminal Services, Inc.	470,290	568,824
JG Summit Holdings, Inc.	642,850	1,138,534
Jollibee Foods Corp.	197,510	994,420
Leisure & Resorts World Corp.	373,000	59,801

34SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Philippines (continued)
Lepanto Consolidated Mining Company, Class B (I)	3,304,363	$19,890
Lopez Holdings Corp.	2,630,800	422,810
LT Group, Inc.	790,000	242,661
Manila Electric Company	97,870	634,899
Manila Water Company, Inc.	1,222,200	698,003
Max's Group, Inc	141,500	83,354
Megawide Construction Corp. (I)	31,770	4,482
Megaworld Corp.	6,139,600	590,568
Melco Crown Philippines Resorts Corp. (I)	1,730,600	82,130
Metro Pacific Investments Corp.	6,136,900	790,629
Metropolitan Bank & Trust Company	94,324	175,635
Pepsi-Cola Products Philippines, Inc.	1,939,000	144,370
Petron Corp.	1,885,700	471,409
Philippine Long Distance Telephone Company	37,960	1,548,233
Philippine National Bank (I)	368,490	366,168
Philippine Stock Exchange, Inc.	20,064	112,131
Philweb Corp.	628,140	321,181
Premium Leisure Corp.	1,553,000	30,559
Puregold Price Club, Inc.	506,500	454,811
RFM Corp.	101,000	9,152
Rizal Commercial Banking Corp. (I)	315,840	203,335
Robinsons Land Corp.	1,449,250	898,311
Robinsons Retail Holdings, Inc.	182,790	314,337
San Miguel Corp.	473,334	829,404
Security Bank Corp.	235,257	1,021,326
Semirara Mining And Power Corp.	218,000	601,045
SM Investments Corp.	17,740	356,629
SM Prime Holdings, Inc.	2,021,204	1,035,969
Top Frontier Investment Holdings, Inc. (I)	25,432	98,419
Trans-Asia Oil & Energy Development Corp.	644,000	34,408
Travellers International Hotel Group, Inc.	192,400	13,689
Union Bank of the Philippines	463,991	637,945
Universal Robina Corp.	297,420	1,239,581
Vista Land & Lifescapes, Inc.	4,879,300	522,465
Xurpas, Inc.	52,300	20,009
Poland 1.7%		26,212,025
ABC Data SA	23,575	20,559
Action SA	5,661	20,330
Agora SA (I)	47,765	150,205
Alior Bank SA (I)	17,022	223,032
Amica Wronki SA	1,682	81,060
AmRest Holdings SE (I)	6,606	386,765
Apator SA	6,846	55,390
Asseco Poland SA	90,395	1,265,801
Bank Handlowy w Warszawie SA	5,010	94,548
Bank Millennium SA (I)	276,042	319,305
Bank Pekao SA	12,714	480,846
Bank Zachodni WBK SA	8,329	544,521
Bioton SA (I)(L)	63,938	159,158
Boryszew SA	152,807	209,338
Budimex SA	13,792	660,676
CCC SA	11,389	492,107

SEE NOTES TO FUND'S INVESTMENTS35

Emerging Markets Fund

	Shares	Value
Poland (continued)
CD Projekt SA (I)(L)	49,597	$337,571
Ciech SA (I)	41,126	653,042
ComArch SA (I)	2,909	102,698
Cyfrowy Polsat SA (I)	87,883	499,566
Emperia Holding SA	9,026	129,127
Enea SA (I)	166,772	423,897
Energa SA	62,040	154,987
Eurocash SA	76,195	946,506
Fabryki Mebli Forte SA (L)	20,572	347,111
Famur SA (I)	29,897	18,665
Firma Oponiarska Debica SA	4,011	100,575
Getin Holding SA (I)	301,321	77,903
Getin Noble Bank SA (I)(L)	780,891	94,944
Grupa Azoty SA	24,618	425,354
Grupa Kety SA	15,900	1,331,087
Grupa Lotos SA (I)	73,358	575,582
Impexmetal SA (I)	67,910	47,886
ING Bank Slaski SA	9,126	282,413
Integer.pl SA (I)	797	8,846
Inter Cars SA (L)	1,766	123,367
Jastrzebska Spolka Weglowa SA (I)	46,223	161,774
KGHM Polska Miedz SA	42,640	651,610
Kruk SA	2,406	116,788
LC Corp. SA	222,791	111,841
LPP SA	500	684,576
Lubelski Wegiel Bogdanka SA (I)	9,137	85,235
mBank (I)	6,226	481,329
MCI Capital SA (I)	25,380	71,122
Netia SA	393,934	468,358
Neuca SA	1,844	160,877
Orange Polska SA	432,487	629,640
Orbis SA	50,764	738,439
Pelion SA (I)	9,437	124,480
Pfleiderer Grajewo SA (I)	6,153	48,075
PGE Polska Grupa Energetyczna SA	628,343	2,009,242
PKP Cargo SA	3,954	35,398
Polnord SA (I)	24,257	68,927
Polski Koncern Miesny Duda SA (I)	2,108	3,358
Polski Koncern Naftowy Orlen SA	178,638	3,132,396
Polskie Gornictwo Naftowe i Gazownictwo SA	656,085	879,916
Powszechna Kasa Oszczednosci Bank Polski SA	135,549	851,110
Powszechny Zaklad Ubezpieczen SA	180,940	1,430,739
Quercus TFI SA (I)	1,202	1,819
Rafako SA (I)	15,011	26,435
Sygnity SA (I)	20,049	35,100
Synthos SA (I)	420,988	387,533
Tauron Polska Energia SA	942,018	616,334
Trakcja SA (I)	27,774	90,180
Vistula Group SA (I)	44,632	37,452
Warsaw Stock Exchange	20,827	189,041
Wawel SA	80	20,707
Zespol Elektrowni Patnow Adamow Konin SA (L)	5,285	17,426

36SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Russia 1.3%		$20,728,393
Gazprom PAO, ADR	1,061,871	4,626,533
Lenta, Ltd. (I)	3,267	22,346
Lukoil PJSC, ADR	37,588	1,433,133
Magnitogorsk Iron & Steel Works OJSC, GDR	73,180	362,151
Mail.Ru Group, Ltd., GDR (I)	8,091	160,324
Mechel, ADR (I)(L)	34,078	63,044
MegaFon PJSC, GDR	31,350	350,936
MMC Norilsk Nickel PJSC, ADR	109,255	1,538,165
Novatek OAO, GDR	11,251	1,125,288
Novolipetsk Steel OJSC, GDR	38,428	497,426
O'Key Group SA, GDR	12,712	28,608
PhosAgro OAO, GDR	31,023	464,717
PIK Group PJSC, GDR (I)	101,350	417,866
Ros Agro PLC, GDR	9,673	127,684
Rosneft OAO, GDR	271,927	1,312,036
Rostelecom OJSC, ADR	36,760	327,899
RusHydro PJSC, ADR	371,809	333,371
Sberbank of Russia, ADR	306,286	2,614,558
Severstal OAO, GDR (L)	55,980	584,568
Tatneft PAO	72,285	1,992,220
TMK PAO, GDR	29,098	81,756
VimpelCom, Ltd., ADR	228,808	869,470
VTB Bank PJSC, GDR	247,324	502,782
X5 Retail Group NV, GDR (I)	45,688	891,512
Singapore 0.0%		99,521
Technovator International, Ltd.	188,000	99,521
South Africa 7.9%		125,184,337
Adbee Rf, Ltd. (I)	21,593	38,977
Adcock Ingram Holdings, Ltd.	122,362	316,863
Adcorp Holdings, Ltd.	85,780	83,589
Advtech, Ltd.	272,532	253,391
AECI, Ltd.	151,178	842,727
African Bank Investments, Ltd. (I)	878,658	17,331
African Oxygen, Ltd.	26,369	26,311
African Rainbow Minerals, Ltd.	79,703	425,612
Afrimat, Ltd.	7,811	10,518
Alexander Forbes Group Holdings, Ltd.	106,479	44,873
Allied Electronics Corp., Ltd., A Shares	83,996	33,687
Anglo American Platinum, Ltd. (I)	27,429	612,877
AngloGold Ashanti, Ltd. (I)	5,521	73,882
AngloGold Ashanti, Ltd., ADR (I)	378,421	5,082,194
ArcelorMittal South Africa, Ltd. (I)	240,520	133,706
Ascendis Health, Ltd.	9,297	14,615
Aspen Pharmacare Holdings, Ltd. (I)	77,700	1,591,388
Assore, Ltd.	17,794	181,468
Astral Foods, Ltd.	50,555	396,625
Attacq, Ltd. (I)	130,466	163,873
Aveng, Ltd. (I)	487,501	122,337
AVI, Ltd.	377,598	2,017,001
Barclays Africa Group, Ltd.	141,237	1,311,371
Barloworld, Ltd.	259,607	1,188,849
Bid Corp., Ltd. (I)	197,013	3,793,280

SEE NOTES TO FUND'S INVESTMENTS37

Emerging Markets Fund

	Shares	Value
South Africa (continued)
Blue Label Telecoms, Ltd.	174,483	$174,209
Capitec Bank Holdings, Ltd.	29,304	1,108,324
Cashbuild, Ltd.	23,030	531,626
Caxton & CTP Publishers & Printers, Ltd.	226,989	195,711
City Lodge Hotels, Ltd.	36,762	357,992
Clicks Group, Ltd.	268,553	1,841,013
Clover Industries, Ltd.	68,524	81,262
Consolidated Infrastructure Group, Ltd. (I)	26,194	46,658
Coronation Fund Managers, Ltd.	215,758	931,854
DataTec, Ltd.	257,482	728,706
Discovery, Ltd.	123,615	945,372
Distell Group, Ltd.	17,941	173,997
Distribution and Warehousing Network, Ltd. (I)	10,512	2,737
DRDGOLD, Ltd.	375,211	175,249
EOH Holdings, Ltd.	74,323	652,673
Eqstra Holdings, Ltd. (I)	292,995	38,220
Exxaro Resources, Ltd. (L)	118,407	470,573
Famous Brands, Ltd.	70,039	548,063
FirstRand, Ltd.	1,699,534	4,592,134
Gold Fields, Ltd.	22,046	76,641
Gold Fields, Ltd., ADR	948,209	3,337,696
Grand Parade Investments, Ltd.	206,978	47,302
Grindrod, Ltd.	462,295	314,441
Group Five, Ltd.	140,236	180,953
Growthpoint Properties, Ltd.	79,354	118,675
Harmony Gold Mining Company, Ltd., ADR (I)(L)	365,804	1,119,360
Holdsport, Ltd.	6,121	24,535
Hudaco Industries, Ltd.	19,872	130,379
Hulamin, Ltd.	196,368	74,786
Illovo Sugar, Ltd. (I)	277,088	434,018
Impala Platinum Holdings, Ltd. (I)	364,870	1,043,564
Imperial Holdings, Ltd.	215,820	1,921,473
Investec, Ltd.	104,327	703,649
Invicta Holdings, Ltd.	4,710	15,253
JSE, Ltd.	27,072	290,951
KAP Industrial Holdings, Ltd.	131,957	51,712
Kumba Iron Ore, Ltd. (I)(L)	44,886	231,092
Lewis Group, Ltd.	118,231	349,981
Liberty Holdings, Ltd.	122,516	929,898
Life Healthcare Group Holdings, Ltd.	838,478	2,049,722
Massmart Holdings, Ltd.	130,630	993,430
Mediclinic International PLC (I)	157,107	2,000,091
Merafe Resources, Ltd.	1,760,071	105,229
Metair Investments, Ltd.	156,701	209,465
MMI Holdings, Ltd.	1,033,174	1,477,473
Mondi, Ltd.	70,508	1,365,404
Mpact, Ltd.	300,643	675,415
Mr Price Group, Ltd.	183,868	2,157,584
MTN Group, Ltd.	1,120,419	8,729,894
Murray & Roberts Holdings, Ltd.	442,758	332,140
Mustek, Ltd.	29,272	10,763
Nampak, Ltd.	518,651	679,627
Naspers, Ltd., N Shares	30,263	4,452,768

38SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
South Africa (continued)
Nedbank Group, Ltd.	115,496	$1,300,277
Netcare, Ltd.	846,151	1,758,544
Northam Platinum, Ltd. (I)	267,490	699,836
Oceana Group, Ltd.	35,000	260,786
Omnia Holdings, Ltd.	75,820	650,363
Peregrine Holdings, Ltd.	223,799	368,892
Pick n Pay Stores, Ltd.	201,868	918,874
Pinnacle Holdings, Ltd. (I)	135,354	127,213
Pioneer Foods, Ltd.	75,515	784,529
PPC, Ltd.	583,117	363,560
PSG Group, Ltd.	55,948	668,377
Raubex Group, Ltd.	148,180	173,774
RCL Foods, Ltd.	10,269	9,172
Reunert, Ltd.	173,869	728,803
Royal Bafokeng Platinum, Ltd. (I)	10,865	28,158
Sanlam, Ltd.	562,799	2,229,548
Santam, Ltd.	24,151	351,049
Sappi, Ltd. (I)	345,241	1,619,214
Sappi, Ltd., ADR (I)	384,521	1,795,713
Sasol, Ltd.	186,198	5,632,242
Sasol, Ltd., ADR	75,755	2,288,559
Shoprite Holdings, Ltd.	321,314	3,371,853
Sibanye Gold, Ltd.	58,110	168,827
Sibanye Gold, Ltd., ADR (L)	187,529	2,195,965
Spur Corp., Ltd.	52,155	103,002
Standard Bank Group, Ltd.	415,534	3,277,817
Stefanutti Stocks Holdings, Ltd. (I)	55,487	14,297
Steinhoff International Holdings NV	963,787	5,655,237
Sun International, Ltd.	143,887	663,692
Super Group, Ltd. (I)	560,956	1,482,231
Telkom SA SOC, Ltd.	274,334	1,011,654
The Bidvest Group, Ltd.	197,013	1,571,620
The Foschini Group, Ltd.	194,215	1,728,743
The SPAR Group, Ltd.	151,251	1,947,495
Tiger Brands, Ltd.	62,670	1,385,832
Tiger Wheels, Ltd. (I)	14,267	0
Tongaat Hulett, Ltd.	98,313	699,598
Transaction Capital, Ltd.	54,064	39,060
Trencor, Ltd.	208,864	564,281
Truworths International, Ltd.	403,745	2,416,414
Tsogo Sun Holdings, Ltd.	512,858	879,255
Vodacom Group, Ltd.	150,566	1,574,839
Wilson Bayly Holmes-Ovcon, Ltd.	57,014	420,636
Woolworths Holdings, Ltd.	424,171	2,245,424
South Korea 14.6%		231,161,905
Able C&C Company, Ltd.	4,494	134,700
Advanced Nano Products Company, Ltd.	1,831	21,871
Advanced Process Systems Corp. (I)(L)	10,108	168,418
Aekyung Petrochemical Company, Ltd.	1,120	72,306
AfreecaTV Company, Ltd.	3,889	89,082
Agabang&Company (I)(L)	4,653	30,575
Ahn-Gook Pharmaceutical Company, Ltd.	1,780	27,040

SEE NOTES TO FUND'S INVESTMENTS39

Emerging Markets Fund

	Shares	Value
South Korea (continued)
Ahnlab, Inc.	796	$40,770
AJ Rent A Car Company, Ltd. (I)	9,408	74,236
AK Holdings, Inc. (L)	3,300	198,879
ALUKO Company, Ltd. (L)	11,100	55,945
AMOREPACIFIC Corp.	9,366	3,275,675
AMOREPACIFIC Group	10,338	1,447,002
Amotech Company, Ltd. (I)	2,147	35,762
Anam Electronics Company, Ltd. (I)(L)	24,159	28,670
Anapass, Inc.	4,931	57,082
Asia Cement Company, Ltd.	572	41,868
ASIA Holdings Company, Ltd.	1,030	97,998
Asia Paper Manufacturing Company, Ltd. (I)	3,412	49,766
Asiana Airlines, Inc. (I)	84,180	315,015
AUK Corp. (I)	26,549	50,374
Autech Corp.	4,431	23,564
Avaco Company, Ltd.	3,479	15,223
Baiksan Company, Ltd.	7,325	44,272
BH Company, Ltd. (I)	13,457	55,053
Binggrae Company, Ltd.	1,597	94,406
Bioland, Ltd.	4,037	67,833
Bluecom Company, Ltd.	7,710	101,083
BNK Financial Group, Inc.	198,288	1,453,662
Bohae Brewery Company, Ltd. (I)	35,128	47,606
Boryung Pharmaceutical Company, Ltd.	1,847	98,949
Bubang Company, Ltd. (I)	5,657	25,414
Bukwang Pharmaceutical Company, Ltd.	11,411	306,979
Byucksan Corp.	8,041	53,039
CammSys Corp. (I)(L)	17,736	47,086
Capro Corp. (I)(L)	28,435	96,539
Cell Biotech Company, Ltd.	2,474	131,258
Celltrion Pharm, Inc. (I)	2,476	48,527
Celltrion, Inc. (I)(L)	12,694	1,054,487
Chabiotech Company, Ltd. (I)	9,038	122,692
Chadiostech Company, Ltd. (I)(L)	5,824	22,091
Cheil Worldwide, Inc.	20,769	283,065
Chemtronics Company, Ltd. (I)(L)	8,100	34,881
Chinyang Holdings Corp.	14,267	40,016
Chokwang Paint, Ltd.	1,999	21,432
Chong Kun Dang Pharmaceutical Corp.	2,072	198,723
Chongkundang Holdings Corp.	982	74,958
Choong Ang Vaccine Laboratory	540	14,322
Chosun Refractories Company, Ltd.	1,282	88,259
CJ CGV Company, Ltd. (L)	7,802	744,822
CJ CheilJedang Corp.	6,095	1,956,467
CJ Corp.	7,575	1,377,807
CJ E&M Corp.	9,753	616,025
CJ Freshway Corp.	1,744	81,298
CJ Hellovision Company, Ltd.	4,174	46,166
CJ Korea Express Company, Ltd. (I)	1,227	220,179
CJ O Shopping Company, Ltd.	2,587	418,372
CJ Seafood Corp. (I)	15,980	46,638
CKD Bio Corp.	1,764	44,471
Com2uS Corp. (I)	5,400	591,871

40SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
South Korea (continued)
Cosmax BTI, Inc.	1,013	$49,649
Cosmax, Inc.	3,537	461,848
Cosmochemical Company, Ltd. (I)	3,900	15,238
COSON Company, Ltd. (I)	1,947	31,072
Coway Company, Ltd.	23,995	2,068,563
Crown Confectionery Company, Ltd. (L)	5,550	218,891
Cuckoo Electronics Company, Ltd.	585	87,761
D.I. Corp.	6,277	24,814
Dae Dong Industrial Company, Ltd.	6,828	49,225
Dae Han Flour Mills Company, Ltd.	885	141,315
Dae Hwa Pharmaceutical Company, Ltd.	5,629	201,616
Dae Won Chemical Company, Ltd. (I)	9,868	25,656
Dae Won Kang Up Company, Ltd.	19,148	78,110
Dae Young Packaging Company, Ltd. (I)	42,583	39,798
Dae-Il Corp. (I)	6,013	47,638
Daea TI Company, Ltd. (I)	13,163	16,078
Daechang Company, Ltd. (I)	45,234	40,420
Daeduck Electronics Company	31,623	189,829
Daeduck GDS Company, Ltd.	11,650	126,919
Daegu Department Store	4,541	53,120
Daehan New Pharm Company, Ltd. (I)	4,286	61,795
Daehan Steel Company, Ltd.	9,994	76,496
Daekyo Company, Ltd.	4,443	34,881
Daekyung Machinery & Engineering Company, Ltd. (I)	37,476	34,239
Daelim Industrial Company, Ltd.	11,839	806,356
Daeryuk Can Company, Ltd.	5,701	35,608
Daesang Corp.	11,180	272,024
Daesang Holdings Company, Ltd.	16,788	199,772
Daesung Holdings Company, Ltd.	5,122	41,270
Daewon Cable Company, Ltd. (I)	9,500	14,343
Daewon Pharmaceutical Company, Ltd.	5,810	100,001
Daewon San Up Company, Ltd.	1,510	9,639
Daewoo Engineering & Construction Company, Ltd. (I)	33,948	165,820
Daewoo Shipbuilding & Marine Engineering Company, Ltd. (I)	29,440	120,707
Daewoong Company, Ltd.	1,144	58,666
Daewoong Pharmaceutical Company, Ltd.	1,935	162,100
Daihan Pharmaceutical Company, Ltd.	1,745	47,239
Daishin Securities Company, Ltd.	27,984	247,268
Daou Data Corp.	5,479	68,826
Daou Technology, Inc.	32,570	674,390
Dasan Networks, Inc. (I)	3,196	18,036
Dayou Automotive Seat Technology Company, Ltd.	16,525	32,661
Deutsch Motors, Inc. (I)(L)	4,973	17,869
DGB Financial Group, Inc.	126,189	980,886
DHP Korea Company, Ltd	3,519	35,087
Digital Chosun Company, Ltd.	10,179	32,484
Digital Power Communications Company, Ltd.	7,000	25,002
Display Tech Company, Ltd.	8,445	27,491
DK UIL Company, Ltd.	3,126	27,104
DNF Company, Ltd. (I)	3,282	36,297
Dong Ah Tire & Rubber Company, Ltd.	5,776	131,053
Dong-A Socio Holdings Company, Ltd.	526	84,619
Dong-A ST Company, Ltd.	1,010	113,330

SEE NOTES TO FUND'S INVESTMENTS41

Emerging Markets Fund

	Shares	Value
South Korea (continued)
Dong-Ah Geological Engineering Company, Ltd.	2,970	$21,642
Dong-Il Corp.	1,199	62,752
Dongbang Transport Logistics Company, Ltd.	9,310	22,332
Dongbu HiTek Company, Ltd. (I)	18,890	317,084
Dongbu Insurance Company, Ltd.	19,236	1,178,519
Dongbu Securities Company, Ltd. (I)	24,395	73,733
Dongbu Steel Company, Ltd. (I)(L)	2,567	39,002
Dongil Industries Company, Ltd.	659	32,176
Dongjin Semichem Company, Ltd.	20,619	120,308
Dongkook Industrial Company, Ltd. (I)	5,390	11,852
Dongkook Pharmaceutical Company, Ltd.	1,970	126,362
Dongkuk Industries Company, Ltd.	3,639	16,509
Dongkuk Steel Mill Company, Ltd. (I)	40,064	281,270
Dongkuk Structures & Construction Company, Ltd.	10,176	55,044
Dongsuh Company, Inc.	5,085	142,073
Dongsung Chemical Company, Ltd. (L)	1,620	37,118
DONGSUNG Corp.	20,612	113,626
Dongsung Pharmaceutical Company, Ltd. (I)	5,006	27,990
Dongwha Enterprise Company, Ltd. (I)	710	21,537
Dongwha Pharmaceutical Company, Ltd.	3,666	32,256
Dongwon Development Company, Ltd.	6,559	25,257
Dongwon F&B Company, Ltd.	554	131,769
Dongwon Industries Company, Ltd.	720	191,213
Dongwon Systems Corp.	1,906	111,626
Dongyang E&P, Inc.	815	9,217
Doosan Corp.	2,305	187,664
Doosan Engine Company, Ltd. (I)	18,930	54,986
Doosan Heavy Industries and Construction Company, Ltd.	19,984	406,454
Doosan Infracore Company, Ltd. (I)	91,339	474,752
DRB Holding Company, Ltd.	8,768	97,372
Duksan Hi-Metal Company, Ltd. (I)	1,504	11,216
Duksung Company, Ltd.	3,684	35,198
DuzonBlzon Company, Ltd.	16,734	340,802
DY Corp.	15,815	80,081
e Tec E&C, Ltd.	952	82,117
e-LITECOM Company, Ltd.	8,444	82,136
E-MART, Inc.	9,045	1,380,558
E1 Corp.	1,749	93,020
Eagon Industrial, Ltd.	4,424	42,410
Easy Bio, Inc. (L)	27,550	157,593
Ecopro Company, Ltd. (I)	6,273	75,418
EG Corp.	2,045	16,462
ELK Corp. (I)	16,942	25,297
Enex Company, Ltd.	19,726	56,350
ENF Technology Company, Ltd.	4,942	70,726
Eo Technics Company, Ltd.	3,073	253,136
Eugene Corp.	21,770	93,904
Eugene Investment & Securities Company, Ltd. (I)	66,261	139,938
Eugene Technology Company, Ltd.	6,426	75,457
Eusu Holdings Company, Ltd.	8,837	72,301
EVERDIGM Corp.	4,305	32,424
Farmsco (I)	1,995	23,909
Fila Korea, Ltd.	4,051	311,437

42SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
South Korea (continued)
Foosung Company, Ltd. (I)(L)	23,819	$125,763
Fursys, Inc.	1,610	47,072
Gaon Cable Company, Ltd.	1,501	29,201
Genic Company, Ltd. (I)(L)	2,556	39,601
GIIR, Inc.	3,245	23,418
Global Display Company, Ltd. (I)	13,135	37,371
GNCO Company, Ltd. (I)(L)	22,159	51,402
GOLFZON Company, Ltd.	2,004	116,627
GOLFZON Company, Ltd.	11,575	71,718
Grand Korea Leisure Company, Ltd.	20,391	481,720
Green Cross Corp.	890	136,098
Green Cross Holdings Corp.	5,802	169,371
GS Engineering & Construction Corp. (I)	21,926	543,776
GS Global Corp. (I)(L)	12,780	30,055
GS Holdings Corp.	32,471	1,426,211
GS Home Shopping, Inc.	1,841	285,003
GS Retail Company, Ltd.	7,421	329,264
Gwangju Shinsegae Company, Ltd.	248	55,051
Haesung Industrial Company, Ltd.	1,469	25,434
Halla Corp. (I)	9,672	36,013
Halla Holdings Corp.	5,705	325,851
Han Kuk Carbon Company, Ltd.	14,912	78,877
Hana Financial Group, Inc.	71,828	1,555,067
Hana Micron, Inc.	18,060	71,657
Hana Tour Service, Inc.	5,870	459,404
Hancom, Inc.	7,178	120,873
Handok, Inc.	1,700	54,930
Handsome Company, Ltd.	2,884	98,640
Hanil Cement Company, Ltd.	2,336	173,421
Hanjin Heavy Industries & Construction Company, Ltd. (I)	40,956	133,145
Hanjin Heavy Industries & Construction Holdings Company, Ltd. (I)	10,418	41,535
Hanjin Kal Corp.	20,501	306,623
Hanjin P&C Company, Ltd. (I)	6,774	13,378
Hanjin Shipping Company, Ltd. (I)(L)	68,202	149,551
Hanjin Transportation Company, Ltd.	5,226	155,271
Hankook Shell Oil Company, Ltd.	630	240,044
Hankook Tire Company, Ltd.	41,865	1,798,026
Hankuk Glass Industries, Inc.	1,319	29,647
Hankuk Paper Manufacturing Company, Ltd.	2,917	75,575
Hanmi Pharm Company, Ltd.	430	227,969
Hanmi Science Company, Ltd.	1,155	148,982
Hanmi Semiconductor Company, Ltd.	5,806	74,154
Hanon Systems	97,963	1,013,825
Hansae Company, Ltd. (L)	11,337	401,884
Hansae Yes24 Holdings Company, Ltd.	10,079	152,431
Hanshin Construction Company, Ltd. (I)	2,741	47,936
Hansol Chemical Company, Ltd.	4,964	322,687
Hansol Holdings Company, Ltd. (I)	28,577	178,694
Hansol HomeDeco Company, Ltd. (I)(L)	52,659	71,034
Hansol Logistics Company, Ltd.	3,859	10,292
Hansol Paper Company, Ltd.	10,314	211,352
Hansol Technics Company, Ltd. (I)	3,158	55,425
Hanssem Company, Ltd.	4,712	728,201

SEE NOTES TO FUND'S INVESTMENTS43

Emerging Markets Fund

	Shares	Value
South Korea (continued)
Hanwha Chemical Corp.	42,610	$851,763
Hanwha Corp.	42,823	1,380,988
Hanwha Galleria Timeworld Company, Ltd.	782	36,469
Hanwha General Insurance Company, Ltd.	30,605	214,454
Hanwha Investment & Securities Company, Ltd. (I)	40,687	107,311
Hanwha Life Insurance Company, Ltd.	107,559	576,694
Hanwha Techwin Company, Ltd.	7,450	277,627
Hanyang Eng Company, Ltd.	6,588	85,513
Hanyang Securities Company, Ltd.	6,305	39,139
Harim Company, Ltd. (I)	8,646	35,313
Harim Holdings Company, Ltd. (I)	17,498	71,757
Heung-A Shipping Company, Ltd. (L)	43,938	53,921
Heungkuk Fire & Marine Insurance Company, Ltd. (I)	3,370	10,499
Hite Jinro Company, Ltd.	12,486	262,664
Hitejinro Holdings Company, Ltd.	8,830	105,024
HMC Investment Securities Company, Ltd.	12,679	106,804
Hotel Shilla Company, Ltd.	9,729	537,585
HS Industries Company, Ltd. (L)	21,273	146,924
HS R&A Company, Ltd.	4,546	144,101
Huchems Fine Chemical Corp.	10,848	183,405
Humax Company, Ltd.	15,665	165,395
Huons Company, Ltd.	4,588	311,436
Huvis Corp.	10,575	67,940
Huvitz Company, Ltd.	4,064	56,171
Hwa Shin Company, Ltd.	18,268	103,186
Hwacheon Machine Tool Company, Ltd.	730	31,689
HwaSung Industrial Company, Ltd.	2,511	25,027
Hy-Lok Corp.	6,115	131,042
Hyosung Corp.	20,073	1,976,547
HyosungITX Company, Ltd.	1,716	19,129
Hyundai BNG Steel Company, Ltd. (I)	8,640	67,614
Hyundai C&F, Inc.	1,358	24,301
Hyundai Corp.	4,431	97,676
Hyundai Department Store Company, Ltd.	6,335	704,179
Hyundai Development Company	17,919	672,855
Hyundai Elevator Company, Ltd. (I)	6,027	308,425
Hyundai Engineering & Construction Company, Ltd.	52,033	1,491,940
Hyundai Engineering Plastics Company, Ltd.	14,370	125,330
Hyundai Glovis Company, Ltd.	6,845	1,043,278
Hyundai Greenfood Company, Ltd.	10,110	161,021
Hyundai Heavy Industries Company, Ltd. (I)	9,803	899,734
Hyundai Home Shopping Network Corp.	1,630	183,758
Hyundai Hy Communications & Networks Company, Ltd.	23,276	73,033
Hyundai Livart Company, Ltd.	5,269	117,628
Hyundai Marine & Fire Insurance Company, Ltd.	48,812	1,294,087
Hyundai Merchant Marine Company, Ltd. (I)(L)	2,198	33,092
Hyundai Mipo Dockyard Company, Ltd. (I)	4,374	263,353
Hyundai Mobis Company, Ltd.	14,434	3,086,798
Hyundai Motor Company	42,207	4,936,534
Hyundai Pharmaceutical Company, Ltd.	5,541	27,567
Hyundai Rotem Company, Ltd. (I)(L)	10,297	150,568
Hyundai Securities Company, Ltd.	58,061	311,841
Hyundai Steel Company	38,609	1,582,779

44SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
South Korea (continued)
Hyundai Wia Corp.	7,392	$573,267
i-SENS, Inc. (I)	2,721	86,109
ICD Company, Ltd. (I)	3,272	39,071
Il Dong Pharmaceutical Company, Ltd.	2,506	61,205
Iljin Display Company, Ltd. (I)(L)	13,216	41,174
Iljin Electric Company, Ltd.	11,913	48,853
Iljin Holdings Company, Ltd. (L)	8,931	64,320
Iljin Materials Company, Ltd. (I)	3,351	47,146
Ilshin Spinning Company, Ltd.	1,044	126,545
Ilsung Pharmaceutical Company, Ltd.	628	62,426
IM Company, Ltd. (I)	6,464	19,997
iMarketKorea, Inc.	8,736	95,599
InBody Company, Ltd.	4,079	158,247
Industrial Bank of Korea	74,511	711,656
Infraware, Inc. (I)	8,594	31,746
InkTec Company, Ltd. (I)(L)	3,756	23,503
Innochips Technology, Inc.	5,203	53,646
InnoWireless, Inc. (I)	2,748	23,181
Innox Corp. (I)	5,393	53,778
Insun ENT Company, Ltd. (I)	8,352	39,079
Intelligent Digital Integrated Securities Company, Ltd.	2,466	31,222
Interflex Company, Ltd. (I)	5,568	44,525
Interojo Company, Ltd.	2,789	108,565
Interpark Corp.	27,330	170,586
INTOPS Company, Ltd.	5,555	89,829
Inzi Controls Company, Ltd.	9,850	46,933
Iones Company, Ltd. (I)	2,430	48,156
IS Dongseo Company, Ltd. (L)	7,865	321,467
ISC Company, Ltd.	2,309	49,911
ISU Chemical Company, Ltd.	8,043	118,360
IsuPetasys Company, Ltd.	32,560	145,870
Jahwa Electronics Company, Ltd.	7,576	83,204
JB Financial Group Company, Ltd.	65,777	305,457
Jcontentree Corp. (I)	24,891	94,429
Jeil Pharmaceutical Company	1,240	108,644
Jeil Savings Bank (I)	1,850	0
Jinro Distillers Company, Ltd.	1,165	32,955
Jinsung T.E.C.	7,934	38,834
JLS Company, Ltd.	3,270	18,245
Joymax Company, Ltd. (I)	1,170	7,601
Jusung Engineering Company, Ltd. (I)	9,683	67,236
JVM Company, Ltd. (I)	992	40,776
JW Pharmaceutical Corp.	2,898	128,402
JYP Entertainment Corp. (I)	3,681	15,711
Kakao Corp.	2,410	207,514
Kangnam Jevisco Company, Ltd.	2,849	90,028
Kangwon Land, Inc.	31,400	1,120,717
KB Capital Company, Ltd.	8,234	151,562
KB Financial Group, Inc., ADR	97,486	2,803,697
KB Insurance Company, Ltd.	33,872	898,008
KC Cottrell Company, Ltd. (I)	4,309	17,690
KC Green Holdings Company, Ltd.	2,730	18,093
KC Tech Company, Ltd.	9,814	140,304

SEE NOTES TO FUND'S INVESTMENTS45

Emerging Markets Fund

	Shares	Value
South Korea (continued)
KCC Corp.	2,523	$854,895
KEC Corp. (I)(L)	31,302	30,936
KEPCO Engineering & Construction Company, Inc.	2,025	48,544
KEPCO Plant Service & Engineering Company, Ltd.	10,538	620,881
Keyang Electric Machinery Company, Ltd.	9,194	48,439
Keyeast Company, Ltd. (I)	40,686	112,703
KG Chemical Corp.	8,530	102,638
KG Eco Technology Service Company, Ltd.	16,685	43,726
Kginicis Company, Ltd.	7,646	101,341
KGMobilians Company, Ltd. (L)	6,784	63,426
KH Vatec Company, Ltd.	8,510	90,926
Kia Motors Corp.	72,288	2,827,942
KISCO Corp.	3,253	114,430
KISCO Holdings Company, Ltd.	1,771	92,799
Kishin Corp.	3,196	15,655
KISWIRE, Ltd.	4,736	156,912
KIWOOM Securities Company, Ltd.	7,492	460,900
KleanNara Compnay, Ltd. (I)	9,099	41,916
KMH Company, Ltd. (I)	9,295	72,421
Koentec Company, Ltd.	21,575	47,931
Koh Young Technology, Inc.	4,694	170,921
Kolao Holdings (L)	5,208	39,179
Kolon Corp.	1,591	78,617
Kolon Global Corp. (I)	2,729	34,343
Kolon Industries, Inc.	9,712	563,702
KONA I Company, Ltd. (L)	11,698	172,256
Kook Soon Dang Brewery Company, Ltd.	6,299	37,594
Korea Aerospace Industries, Ltd.	18,965	1,064,456
Korea Alcohol Industrial Company, Ltd.	5,985	38,901
Korea Cast Iron Pipe Industries Company, Ltd. (I)	2,525	25,045
Korea Circuit Company, Ltd.	13,150	107,522
Korea District Heating Corp. (L)	2,794	163,838
Korea Electric Power Corp.	33,194	1,750,132
Korea Electric Power Corp., ADR	84,454	2,230,430
Korea Electric Terminal Company, Ltd.	2,733	213,121
Korea Electronic Power Industrial Development Company, Ltd.	12,412	65,481
Korea Flange Company, Ltd. (I)	4,252	49,000
Korea Gas Corp.	13,440	448,091
Korea Info & Comm (I)	4,786	43,131
Korea Investment Holdings Company, Ltd.	19,556	732,018
Korea Kolmar Company, Ltd.	8,815	680,219
Korea Kolmar Holdings Company, Ltd.	3,119	143,369
Korea Line Corp. (I)	8,352	128,076
Korea United Pharm, Inc.	4,151	73,693
Korea Zinc Company, Ltd.	2,034	801,323
Korean Air Lines Company, Ltd. (I)	27,802	645,551
Korean Petrochemical Industrial Company, Ltd.	1,376	260,593
Korean Reinsurance Company, Ltd.	61,842	663,745
Kortek Corp.	4,378	45,319
KPX Chemical Company, Ltd.	2,166	94,841
KSS LINE, Ltd.	1,215	17,264
KT Corp.	5,916	85,723
KT Corp.	9,451	255,051

46SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
South Korea (continued)
KT Hitel Company, Ltd. (I)	7,435	$52,694
KT Skylife Company, Ltd.	20,960	269,479
KT&G Corp.	28,963	3,100,658
KTB Investment & Securities Company, Ltd. (I)	38,896	80,905
KTCS Corp.	7,253	16,143
Kukdo Chemical Company, Ltd.	2,502	121,767
Kukdong Oil & Chemicals Company, Ltd.	10,950	33,591
Kumho Electric Company, Ltd. (I)	4,559	43,595
Kumho Petrochemical Company, Ltd.	5,207	278,324
Kumho Tire Company, Inc. (I)	47,240	334,330
Kumkang Kind Company, Ltd.	1,697	69,069
Kwang Dong Pharmaceutical Company, Ltd.	14,837	133,082
Kwang Myung Electric Engineering Company, Ltd. (I)	24,643	50,398
Kwangju Bank	15,635	119,317
Kyeryong Construction Industrial Company, Ltd. (I)	2,159	19,633
Kyobo Securities Company	14,257	118,440
Kyung Dong Navien Company, Ltd.	2,735	113,403
Kyung-In Synthetic Corp. (L)	20,270	84,180
Kyungbang, Ltd.	471	64,014
Kyungchang Industrial Company, Ltd.	12,504	60,834
KyungDong City Gas Company, Ltd.	1,736	116,489
Kyungdong Pharm Company, Ltd.	2,618	40,600
L&F Company, Ltd.	3,049	24,908
LB Semicon, Inc. (I)	25,490	60,331
Leaders Cosmetics Company, Ltd. (I)(L)	7,083	156,676
LEENO Industrial, Inc.	7,356	261,962
LF Corp.	12,624	254,140
LG Chem, Ltd.	13,326	3,025,052
LG Corp.	17,138	946,900
LG Display Company, Ltd.	78,594	1,705,813
LG Display Company, Ltd., ADR (L)	373,128	4,067,095
LG Electronics, Inc.	86,213	4,055,068
LG Hausys, Ltd.	6,276	741,221
LG Household & Health Care, Ltd.	3,084	2,728,752
LG Innotek Company, Ltd.	13,170	958,416
LG International Corp.	7,365	236,820
LG Life Sciences, Ltd. (I)	5,043	295,544
LG Uplus Corp.	151,279	1,466,155
LMS Company, Ltd.	6,182	37,291
Lock & Lock Company, Ltd.	5,794	72,372
LOT Vacuum Company, Ltd. (I)	3,670	41,336
Lotte Chemical Corp.	5,234	1,245,079
Lotte Chilsung Beverage Company, Ltd.	176	286,652
Lotte Confectionery Company, Ltd.	2,830	515,420
LOTTE Fine Chemical Company, Ltd.	8,884	263,371
Lotte Food Company, Ltd.	321	245,772
LOTTE Himart Company, Ltd.	5,744	249,412
Lotte Non-Life Insurance Company, Ltd. (I)	52,568	126,029
Lotte Shopping Company, Ltd.	2,697	516,303
LS Corp.	16,593	789,337
LS Industrial Systems Company, Ltd.	7,675	328,073
Lumens Company, Ltd. (I)	20,223	65,414
Maeil Dairy Industry Company, Ltd.	3,530	133,111

SEE NOTES TO FUND'S INVESTMENTS47

Emerging Markets Fund

	Shares	Value
South Korea (continued)
Mando Corp.	5,039	$937,931
Mcnex Company, Ltd.	2,137	31,043
MDS Technology Company, Ltd.	3,901	66,063
Medy-Tox, Inc.	2,682	985,718
MegaStudy Company, Ltd.	2,534	73,768
MegaStudyEdu Company, Ltd	1,467	59,070
Melfas, Inc. (I)	8,020	56,626
Meritz Financial Group, Inc.	8,034	81,300
Meritz Fire & Marine Insurance Company, Ltd.	48,909	650,484
Meritz Securities Company, Ltd.	155,072	413,406
Mi Chang Oil Industrial Company, Ltd.	362	28,846
Mirae Asset Daewoo Company, Ltd.	71,476	474,736
Mirae Asset Securities Company, Ltd.	30,647	602,195
Miwon Specialty Chemical Company, Ltd.	136	46,341
MK Electron Company, Ltd.	6,599	50,520
MNTech Company, Ltd. (I)	10,947	39,445
Modetour Network, Inc.	5,693	142,897
Moorim P&P Company, Ltd.	14,437	48,526
Moorim Paper Company, Ltd. (I)	28,204	67,132
Muhak Company, Ltd.	4,790	119,595
Multicampus Company, Ltd.	751	23,982
Namhae Chemical Corp.	6,140	48,992
Namyang Dairy Products Company, Ltd.	246	149,038
NAVER Corp.	8,858	5,342,713
NCSoft Corp.	4,450	897,392
Neowiz Games Corp. (I)	2,829	38,887
NEOWIZ HOLDINGS Corp.	3,728	48,393
NEPES Corp. (L)	20,876	123,207
Nexen Corp.	14,670	102,118
Nexen Tire Corp.	30,792	355,052
Nexon GT Company, Ltd. (I)	5,164	53,428
NH Investment & Securities Company, Ltd.	56,766	431,554
NHN Entertainment Corp. (I)	8,527	443,438
NHN KCP Corp. (L)	5,482	94,617
NICE Holdings Company, Ltd.	13,270	250,932
Nice Information & Telecommunication, Inc.	665	19,678
NICE Information Service Company, Ltd.	33,697	212,963
NK Company, Ltd. (I)	8,518	34,927
Nong Shim Holdings Company, Ltd.	742	101,160
Nong Woo Bio Company, Ltd.	1,192	24,912
NongShim Company, Ltd.	624	199,440
Noroo Holdings Company, Ltd.	556	9,814
NOROO Paint & Coatings Company, Ltd.	4,906	44,203
OCI Company, Ltd. (I)	7,345	602,400
OPTRON-TEC, Inc. (I)(L)	4,724	20,758
Orion Corp.	1,526	1,242,058
Osstem Implant Compnay, Ltd. (I)	9,092	567,020
Ottogi Corp.	356	253,134
Pan Ocean Company, Ltd. (I)	34,901	108,431
Pan-Pacific Company, Ltd. (L)	12,491	45,724
Pang Rim Company, Ltd.	538	10,900
PaperCorea, Inc. (I)(L)	99,660	60,051
Paradise Company, Ltd.	11,071	160,409

48SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
South Korea (continued)
Partron Company, Ltd.	41,071	$369,565
Paru Company, Ltd. (I)	8,449	28,392
Poonglim Industrial Company, Ltd. (I)	276	509
Poongsan Corp.	19,500	487,888
Poongsan Holdings Corp.	3,334	121,337
POSCO	5,568	972,312
POSCO Chemtech Company, Ltd.	7,992	72,316
POSCO Coated & Color Steel Company, Ltd.	2,860	54,329
Posco Daewoo Corp.	17,025	336,422
Posco ICT Company, Ltd. (I)	13,272	67,052
Posco M-Tech Company, Ltd.	11,680	26,541
POSCO, ADR (L)	14,643	639,021
Power Logics Company, Ltd. (I)	15,589	55,490
PSK, Inc.	4,537	40,114
Pulmuone Company, Ltd.	984	140,127
Pyeong Hwa Automotive Company, Ltd.	11,877	131,425
Reyon Pharmaceutical Company, Ltd.	724	20,163
RFsemi Technologies, Inc.	2,994	20,073
RFTech Company, Ltd.	7,268	35,131
Romanson Company, Ltd.	2,296	30,776
S&T Corp.	1,630	32,786
S&T Dynamics Company, Ltd.	16,049	133,177
S&T Holdings Company, Ltd.	6,553	123,423
S&T Motiv Company, Ltd.	3,770	226,959
S-1 Corp.	5,554	466,042
S-Energy Company, Ltd.	4,721	32,718
S-MAC Company, Ltd. (I)	6,725	42,531
S-Oil Corp.	12,009	864,544
Saeron Automotive Corp.	5,190	35,791
Sajo Industries Company, Ltd. (I)	875	47,016
Sajohaepyo Corp. (I)	1,028	14,029
Sam Chun Dang Pharm Company, Ltd.	2,929	24,118
Sam Young Electronics Company, Ltd.	11,326	115,762
Sam Yung Trading Company, Ltd.	3,545	62,886
Samchully Company, Ltd.	1,987	176,653
Samchuly Bicycle Company, Ltd.	1,843	31,597
Samho International Company, Ltd. (I)	3,762	48,587
SAMHWA Paints Industrial Company, Ltd.	4,263	39,855
Samick Musical Instruments Company, Ltd.	15,645	43,668
Samick THK Company, Ltd.	8,300	79,694
Samjin LND Company, Ltd.	6,451	18,494
Samjin Pharmaceutical Company, Ltd.	7,516	203,369
Samkwang Glass	553	41,827
Samlip General Foods Company, Ltd.	1,591	269,261
Sammok S-Form Company, Ltd.	1,620	25,782
Samsung Card Company, Ltd.	14,769	475,097
Samsung Electro-Mechanics Company, Ltd.	26,722	1,168,964
Samsung Electronics Company, Ltd.	34,229	37,049,030
Samsung Fire & Marine Insurance Company, Ltd.	14,131	3,294,560
Samsung Heavy Industries Company, Ltd. (I)	64,403	515,077
Samsung Life Insurance Company, Ltd.	21,757	1,898,742
Samsung SDI Company, Ltd.	4,684	441,676
Samsung SDS Company, Ltd.	4,235	649,551

SEE NOTES TO FUND'S INVESTMENTS49

Emerging Markets Fund

	Shares	Value
South Korea (continued)
Samsung Securities Company, Ltd.	23,447	$699,967
SAMT Company, Ltd. (I)	24,491	40,884
Samyang Corp.	971	85,904
Samyang Foods Company, Ltd.	552	10,973
Samyang Holdings Corp.	1,173	144,136
Samyang Tongsang Company, Ltd.	690	27,881
Samyoung Chemical Company, Ltd. (I)	21,460	30,152
Sangbo Corp. (I)	5,818	20,883
Sapphire Technology Company, Ltd. (I)	2,978	15,692
Satrec Initiative Company, Ltd.	678	22,227
SAVEZONE I&C Corp.	9,958	47,099
SBI Investment Korea Company, Ltd. (I)	39,105	21,315
SBS Contents Hub Company, Ltd.	2,084	20,005
SBS Media Holdings Company, Ltd.	26,444	71,422
SeAH Besteel Corp.	11,694	250,085
SeAH Holdings Corp.	1,055	109,478
SeAH Steel Corp.	1,993	118,981
Sebang Company, Ltd.	9,538	131,077
Sebang Global Battery Company, Ltd.	6,600	225,344
Seegene, Inc. (I)	3,168	94,630
Sejong Industrial Company, Ltd.	9,971	77,677
Sekonix Company, Ltd.	1,787	24,838
Sempio Foods Company	747	29,953
Seobu T&D (I)(L)	4,865	96,669
Seohan Company, Ltd.	34,966	54,217
Seohee Construction Company, Ltd. (I)	101,313	101,967
Seoul Semiconductor Company, Ltd.	20,246	245,066
SeowonIntech Company, Ltd.	5,403	47,567
Seoyon Company, Ltd.	18,791	174,871
Sewon Cellontech Company, Ltd. (I)(L)	10,000	29,262
Sewoonmedical Company, Ltd. (L)	13,302	49,491
SFA Engineering Corp.	3,552	169,223
SFA Semicon Company, Ltd. (I)(L)	33,987	63,001
SG Corp. (I)	45,054	45,853
SH Energy Chemical Company, Ltd. (L)	84,833	104,213
Shin Poong Pharmaceutical Company, Ltd. (I)	9,622	72,370
Shinhan Financial Group Company, Ltd., ADR	129,199	4,302,327
Shinil Industrial Company, Ltd. (I)(L)	22,839	36,576
Shinsegae Company, Ltd.	3,589	624,715
Shinsegae Engineering & Construction Company, Ltd.	1,642	61,460
Shinsegae Information & Communication Company, Ltd.	840	61,754
Shinsegae International Company, Ltd.	464	26,557
Shinsung Tongsang Company, Ltd. (I)	44,933	59,349
Shinwha Intertek Corp. (I)	9,160	31,874
Shinwon Corp. (I)	30,865	49,907
Shinyoung Securities Company, Ltd.	3,744	163,301
Showbox Corp.	13,526	86,121
Signetics Corp. (I)	36,310	47,744
Sigong Tech Company, Ltd. (I)	4,960	25,068
Silicon Works Company, Ltd.	5,326	167,148
Silla Company, Ltd.	6,091	83,332
SIMMTECH Holdings Company, Ltd. (I)	25,735	58,939
SIMPAC, Inc.	11,000	49,783

50SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
South Korea (continued)
Sindoh Company, Ltd.	3,916	$162,180
Sinjin SM Company, Ltd.	806	7,626
SJM Company, Ltd.	6,871	40,489
SK Chemicals Company, Ltd.	2,327	152,250
SK Gas, Ltd.	3,931	283,454
SK Holdings Company, Ltd.	3,958	759,555
SK Hynix, Inc.	286,773	6,900,911
SK Innovation Company, Ltd.	11,582	1,586,321
SK Materials Company, Ltd.	4,318	427,722
SK Networks Company, Ltd.	45,048	232,779
SK Securities Company, Ltd. (I)	98,958	89,074
SK Telecom Company, Ltd.	2,824	528,780
SKC Company, Ltd.	17,430	405,268
SKCKOLONPI, Inc.	2,522	20,117
SL Corp.	10,350	135,325
SM Entertainment Company (I)	7,808	263,335
SMCore, Inc.	2,056	8,981
Solborn, Inc. (I)	4,144	23,273
Solid, Inc.	7,566	26,598
Songwon Industrial Company, Ltd.	8,122	147,453
Soulbrain Company, Ltd.	6,504	267,360
Ssangyong Cement Industrial Company, Ltd. (I)	10,268	157,482
STX Corp. (I)	8,863	12,783
STX Engine Company, Ltd. (I)	1,692	7,649
Suheung Company, Ltd.	3,679	150,121
Sunchang Corp.	4,139	39,529
Sung Kwang Bend Company, Ltd.	14,332	120,661
Sungchang Enterprise Holdings, Ltd.	9,750	30,978
Sungshin Cement Company, Ltd. (I)	7,489	66,523
Sungwoo Hitech Company, Ltd.	36,464	242,934
Sunjin Company, Ltd.	1,504	35,917
Suprema HQ, Inc. (I)	2,842	22,094
Suprema HQ, Inc. (I)	2,632	62,507
Synopex, Inc. (I)	11,276	20,884
Tae Kyung Industrial Company, Ltd.	7,621	32,751
Taekwang Industrial Company, Ltd.	401	311,298
Taewoong Company, Ltd. (I)	7,600	112,925
Taeyoung Engineering & Construction Company, Ltd. (I)	27,654	146,535
Taihan Textile Company, Ltd. (I)	198	9,148
Tailim Packaging Industrial Company, Ltd.	24,670	63,035
TBH Global Company, Ltd. (I)(L)	3,956	31,828
TechWing, Inc. (L)	6,113	71,272
TES Company, Ltd. (L)	8,682	110,632
Texcell-NetCom Company, Ltd. (I)	7,095	24,970
The Leadcorp, Inc.	5,571	40,783
The WillBes & Company	41,740	81,264
TK Chemical Corp. (I)	35,362	64,175
TK Corp.	11,389	90,616
TLI, Inc.	3,794	21,700
Tokai Carbon Korea Company, Ltd.	1,062	38,127
Tongyang Life Insurance	36,283	325,966
Tongyang, Inc.	87,252	255,369
Top Engineering Company, Ltd. (I)	3,817	18,076

SEE NOTES TO FUND'S INVESTMENTS51

Emerging Markets Fund

	Shares	Value
South Korea (continued)
Toptec Company, Ltd.	1,562	$40,361
Tovis Company, Ltd. (L)	13,049	94,520
TS Corp.	2,938	58,474
Ubiquoss, Inc.	8,356	76,350
Ubivelox, Inc. (I)	1,773	16,205
Uju Electronics Company, Ltd.	6,335	72,501
Unid Company, Ltd.	4,975	207,992
UniTest, Inc.	9,630	70,698
Value Added Technologies Company, Ltd. (L)	5,919	185,014
Vieworks Company, Ltd.	5,511	246,168
Visang Education, Inc.	3,857	34,438
Vitzrocell Company, Ltd.	1,925	18,722
Webzen, Inc. (I)	7,972	146,305
WeMade Entertainment Compnay, Ltd. (I)	1,952	43,516
Whanin Pharmaceutical Company, Ltd.	2,919	42,839
Winix, Inc. (I)	2,853	28,296
Wins Company, Ltd.	2,144	17,801
Wiscom Company, Ltd.	3,680	14,326
WiSoL Company, Ltd. (L)	14,588	183,286
Wonik Holdings Company, Ltd. (I)(L)	21,451	133,966
WONIK IPS Company, Ltd. (I)(L)	22,570	420,418
Wonik Materials Company, Ltd. (I)	910	45,819
Woongjin Company, Ltd. (I)	19,734	46,218
Woongjin Energy Company, Ltd. (I)(L)	26,352	25,271
Woongjin Thinkbig Company, Ltd. (I)	10,000	100,116
Wooree ETI Company, Ltd. (I)	6,680	10,287
Woori Bank	69,616	580,602
Woori Bank, ADR	3,163	79,961
Woori Investment Bank Company, Ltd. (I)	71,692	35,387
WooSung Feed Company, Ltd.	5,600	16,875
Y G-1 Company, Ltd.	8,765	79,296
YES24 Company, Ltd.	2,091	12,513
YESCO Company, Ltd.	1,480	46,365
YG Entertainment, Inc.	2,781	106,425
Yoosung Enterprise Company, Ltd.	15,803	51,424
Youlchon Chemical Company, Ltd.	5,165	55,017
Young Poong Corp.	173	137,085
Young Poong Precision Corp.	5,018	35,429
Youngone Corp.	9,208	323,723
Youngone Holdings Company, Ltd.	5,109	265,383
Yuanta Securities Korea Company, Ltd. (I)	62,237	171,611
Yuhan Corp.	1,002	266,235
YuHwa Securities Company, Ltd.	3,240	43,254
Spain 0.0%		439,110
Cemex Latam Holdings SA (I)	100,689	439,110
Taiwan 15.4%		242,735,215
A-DATA Technology Company, Ltd.	200,242	214,611
Ability Enterprise Company, Ltd.	91,782	45,002
AcBel Polytech, Inc.	238,000	181,353
Accton Technology Corp.	181,796	239,052
Acer, Inc. (I)	1,684,510	660,309
ACES Electronic Company, Ltd.	29,000	24,760

52SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Taiwan (continued)
Achem Technology Corp.	167,447	$61,821
Acter Company, Ltd.	30,000	74,348
Action Electronics Company, Ltd. (I)	159,640	15,363
Actron Technology Corp.	57,300	218,519
Adlink Technology, Inc.	90,920	183,209
Advanced Ceramic X Corp.	37,000	195,402
Advanced Connectek, Inc. (I)	158,000	28,363
Advanced International Multitech Company, Ltd.	86,000	54,601
Advanced Semiconductor Engineering, Inc.	1,107,532	1,271,416
Advanced Semiconductor Engineering, Inc., ADR	246,003	1,387,457
Advanced Wireless Semiconductor Company	107,000	227,701
Advancetek Enterprise Company, Ltd.	111,440	65,974
Advantech Company, Ltd.	116,869	862,033
AGV Products Corp. (I)	468,829	117,948
Airtac International Group	71,550	478,257
Alcor Micro Corp.	79,000	44,454
ALI Corp.	187,000	105,292
Allis Electric Company, Ltd.	103,000	31,872
Alltek Technology Corp.	32,200	28,415
Alpha Networks, Inc.	248,700	135,679
Altek Corp.	212,491	136,937
AMPOC Far-East Company, Ltd.	96,000	79,270
AmTRAN Technology Company, Ltd.	485,775	296,078
Anpec Electronics Corp.	73,380	54,405
Apacer Technology, Inc.	111,188	84,042
APCB, Inc.	143,000	67,074
Apex Biotechnology Corp.	71,060	112,324
Apex International Company, Ltd.	75,284	88,122
Apex Medical Corp.	49,000	60,122
Apex Science & Engineering	200,124	52,825
Arcadyan Technology Corp.	100,379	167,370
Ardentec Corp.	447,884	261,390
Arima Communication Corp. (I)	208,676	40,653
Asia Cement Corp.	604,608	460,210
Asia Optical Company, Inc. (I)	184,710	144,662
Asia Polymer Corp.	310,630	165,496
Asia Vital Components Company, Ltd.	308,667	238,202
ASPEED Technology, Inc.	4,000	40,358
ASROCK, Inc.	34,000	42,744
Asustek Computer, Inc.	149,528	1,282,716
Aten International Company, Ltd.	80,000	214,798
AU Optronics Corp., ADR (L)	878,167	2,406,178
Audix Corp.	91,560	93,586
Aurora Corp.	62,000	106,219
AV Tech Corp.	28,000	21,446
Avermedia Technologies, Inc. (I)	89,000	24,418
Avision, Inc. (I)	139,916	29,933
AVY Precision Technology, Inc.	7,630	11,307
Awea Mechantronic Company, Ltd.	6,300	5,611
Bank of Kaohsiung	319,161	86,722
Basso Industry Corp.	50,700	108,727
BenQ Materials Corp.	202,000	96,710
BES Engineering Corp.	1,331,200	229,606

SEE NOTES TO FUND'S INVESTMENTS53

Emerging Markets Fund

	Shares	Value
Taiwan (continued)
Bionet Corp.	24,000	$21,522
Biostar Microtech International Corp. (I)	157,000	34,696
Boardtek Electronics Corp.	131,000	187,309
Bright Led Electronics Corp.	100,000	24,183
C Sun Manufacturing, Ltd.	91,729	40,702
Cameo Communications, Inc. (I)	180,955	31,493
Capital Securities Corp.	1,566,371	403,133
Career Technology MFG. Company, Ltd.	285,000	152,532
Carnival Industrial Corp. (I)	295,000	40,818
Casetek Holdings, Ltd.	65,000	246,370
Catcher Technology Company, Ltd.	264,000	2,000,965
Cathay Chemical Works	85,000	40,390
Cathay Financial Holdings Company, Ltd.	2,644,619	3,047,795
Cathay Real Estate Development Company, Ltd.	888,000	374,137
Central Reinsurance Company, Ltd.	85,825	37,606
Chailease Holding Company, Ltd.	627,960	958,987
ChainQui Construction Development Company, Ltd.	32,000	21,431
Champion Building Materials Company, Ltd. (I)	265,852	52,637
Champion Microelectronic Corp.	24,955	29,577
Chang Hwa Commercial Bank	1,305,238	661,885
Chang Wah Electromaterials, Inc.	21,010	57,856
Channel Well Technology Company, Ltd.	101,000	77,900
Charoen Pokphand Enterprise	212,465	208,517
Chaun-Choung Technology Corp.	56,000	204,077
CHC Resources Corp.	54,000	97,659
Chen Full International Company, Ltd.	49,000	85,716
Chenbro Micom Company, Ltd.	72,000	123,597
Cheng Loong Corp.	988,480	343,818
Cheng Shin Rubber Industry Company, Ltd.	995,031	2,041,696
Cheng Uei Precision Industry Company, Ltd.	507,335	644,080
Chenming Mold Industry Corp. (I)	40,000	15,921
Chia Chang Company, Ltd.	26,000	18,251
Chia Hsin Cement Corp.	557,089	142,733
Chicony Electronics Company, Ltd.	422,034	1,015,387
Chien Kuo Construction Company, Ltd.	193,872	50,754
Chilisin Electronics Corp.	106,960	181,116
Chime Ball Technology Company, Ltd.	22,000	33,697
Chimei Materials Technology Corp.	278,050	125,176
Chin-Poon Industrial Company, Ltd.	303,642	667,251
China Airlines, Ltd. (I)	2,854,820	905,248
China Bills Finance Corp.	130,000	49,230
China Chemical & Pharmaceutical Company, Ltd.	215,000	123,821
China Development Financial Holdings Corp.	3,812,531	959,654
China Ecotek Corp.	18,000	28,190
China Electric Manufacturing Corp. (I)	169,000	39,860
China General Plastics Corp.	190,304	87,089
China Life Insurance Company, Ltd.	1,621,227	1,235,974
China Man-Made Fiber Corp. (I)	913,000	205,440
China Metal Products Company, Ltd.	312,966	354,192
China Motor Corp.	286,905	210,830
China Petrochemical Development Corp. (I)	1,958,045	455,707
China Steel Chemical Corp.	79,000	266,161
China Steel Corp.	3,781,038	2,345,550

54SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Taiwan (continued)
China Synthetic Rubber Corp.	455,161	$318,183
China Wire & Cable Company, Ltd. (I)	116,200	45,938
Chinese Maritime Transport, Ltd.	31,000	20,935
Chipbond Technology Corp.	490,000	605,348
Chong Hong Construction Company	129,024	206,728
Chroma ATE, Inc.	185,440	443,923
Chun Yu Works & Company, Ltd.	156,000	64,844
Chun Yuan Steel	394,381	126,320
Chung Hsin Electric & Machinery Manufacturing Corp.	412,125	233,042
Chung Hung Steel Corp. (I)	699,226	121,157
Chung Hwa Pulp Corp.	444,898	128,582
Chunghwa Chemical Synthesis & Biotech Company, Ltd.	30,000	32,140
Chunghwa Picture Tubes, Ltd. (I)	5,022,320	72,360
Chunghwa Telecom Company, Ltd.	162,000	546,544
Chunghwa Telecom Company, Ltd., ADR (L)	89,471	3,033,962
Chyang Sheng Dyeing & Finishing Company, Ltd.	70,000	36,877
Cleanaway Company, Ltd.	53,000	282,270
Clevo Company	394,120	336,094
CMC Magnetics Corp. (I)	1,815,536	191,060
CoAsia Microelectronics Corp.	67,200	39,763
Collins Company, Ltd.	97,797	34,456
Compal Electronics, Inc.	2,513,895	1,477,285
Compeq Manufacturing Company	862,000	427,567
Concord Securities Corp. (I)	96,000	18,322
Continental Holdings Corp.	388,950	123,350
Coretronic Corp.	480,500	432,460
Coxon Precise Industrial Company, Ltd.	152,231	190,075
CSBC Corp. Taiwan	189,312	91,675
CTBC Financial Holding Company, Ltd.	5,869,044	3,072,583
CTCI Corp.	287,000	412,753
Cub Elecparts, Inc.	30,306	345,068
CviLux Corp.	55,000	39,755
Cyberlink Corp.	59,326	127,268
CyberPower Systems, Inc.	36,000	122,797
CyberTAN Technology, Inc.	159,000	90,210
D-Link Corp. (I)	599,657	183,611
DA CIN Construction Company, Ltd.	119,000	60,557
Da-Li Construction Company, Ltd.	70,592	48,129
Dafeng TV, Ltd.	18,670	19,567
Danen Technology Corp. (I)	278,000	74,389
Darfon Electronics Corp.	236,950	142,064
Darwin Precisions Corp.	387,894	114,985
De Licacy Industrial Company	93,983	88,984
Delpha Construction Company, Ltd.	84,383	42,398
Delta Electronics, Inc.	546,253	2,506,612
Depo Auto Parts Industrial Company, Ltd.	88,000	267,407
DFI, Inc.	44,000	77,057
Dimerco Express Corp.	46,000	23,609
DYNACOLOR, Inc.	33,000	49,680
Dynamic Electronics Company, Ltd. (I)	250,927	71,229
Dynapack International Technology Corp.	124,000	180,316
E Ink Holdings, Inc. (I)	741,000	364,064
E-Lead Electronic Company, Ltd.	41,000	42,114

SEE NOTES TO FUND'S INVESTMENTS55

Emerging Markets Fund

	Shares	Value
Taiwan (continued)
E-LIFE MALL Corp.	66,000	$119,953
E-Ton Solar Tech Company, Ltd. (I)	212,541	74,460
E.Sun Financial Holding Company, Ltd.	1,575,906	880,907
Eastern Media International Corp. (I)	294,164	52,172
Eclat Textile Company, Ltd.	74,659	800,487
Edimax Technology Company, Ltd.	101,359	31,370
Edison Opto Corp. (I)	58,000	22,461
Edom Technology Company, Ltd.	184,355	94,920
eGalax_eMPIA Technology, Inc.	38,179	59,965
Elan Microelectronics Corp.	261,000	271,830
Elite Advanced Laser Corp.	85,200	389,779
Elite Material Company	284,000	570,859
Elite Semiconductor Memory Technology, Inc.	192,000	161,474
Elitegroup Computer Systems Company, Ltd.	400,284	235,961
eMemory Technology, Inc.	50,000	501,264
ENG Electric Company, Ltd.	101,156	50,659
Ennoconn Corp.	6,000	81,547
EnTie Commercial Bank	337,000	147,542
Episil Holdings, Inc. (I)	109,000	38,057
Epistar Corp.	791,810	488,899
Eson Precision Ind Company, Ltd.	38,000	39,900
Eternal Materials Company, Ltd.	462,823	463,929
Etron Technology, Inc.	245,000	89,971
Eva Airways Corp. (I)	1,562,020	708,479
Everest Textile Company, Ltd.	272,000	130,354
Evergreen International Storage & Transport Corp.	471,320	188,424
Evergreen Marine Corp Taiwan, Ltd.	1,035,694	364,717
Everlight Chemical Industrial Corp.	260,713	162,859
Everlight Electronics Company, Ltd.	383,000	545,663
Excelsior Medical Company, Ltd.	67,763	106,055
Far Eastern Department Stores Company, Ltd.	833,558	425,072
Far Eastern International Bank	1,845,915	520,478
Far Eastern New Century Corp.	958,878	675,251
Far EasTone Telecommunications Company, Ltd.	569,000	1,309,773
Faraday Technology Corp.	122,751	126,622
Farglory F T Z Investment Holding Company, Ltd. (I)	17,000	7,079
Farglory Land Development Company, Ltd.	284,526	318,084
Federal Corp.	374,311	162,260
Feedback Technology Corp.	19,000	29,701
Feng Hsin Iron & Steel Company	290,000	384,045
Feng TAY Enterprise Company, Ltd.	160,482	670,283
First Copper Technology Company, Ltd.	218,000	43,133
First Financial Holding Company, Ltd.	2,595,954	1,312,314
First Hotel	117,833	65,357
First Insurance Company, Ltd.	168,165	60,826
First Steamship Company, Ltd.	305,986	75,050
FLEXium Interconnect, Inc.	203,302	520,319
Flytech Technology Company, Ltd.	109,125	375,841
FocalTech Systems Company, Ltd.	149,342	122,151
Formosa Advanced Technologies Company, Ltd.	126,000	85,451
Formosa Chemicals & Fibre Corp.	328,440	826,759
Formosa International Hotels Corp.	38,171	221,127
Formosa Laboratories, Inc.	35,000	98,475

56SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Taiwan (continued)
Formosa Oilseed Processing	41,689	$47,765
Formosa Petrochemical Corp.	196,000	534,259
Formosa Plastics Corp.	415,880	1,006,206
Formosa Taffeta Company, Ltd.	445,000	425,253
Formosan Rubber Group, Inc.	398,000	195,102
Formosan Union Chemical	258,295	126,645
Founding Construction & Development Company, Ltd.	112,294	59,549
Foxconn Technology Company, Ltd.	436,255	995,591
Foxlink Image Technology Company, Ltd.	114,000	54,693
FSP Technology, Inc.	148,603	105,609
Fubon Financial Holding Company, Ltd.	2,092,422	2,465,129
Fulgent Sun International Holding Company, Ltd.	14,000	26,214
Fullerton Technology Company, Ltd.	103,819	76,239
Fulltech Fiber Glass Corp.	249,027	83,133
Fwusow Industry Company, Ltd.	138,921	64,591
G Shank Enterprise Company, Ltd.	137,562	94,950
G Tech Optoelectronics Corp. (I)	130,000	35,813
Gallant Precision Machining Company, Ltd.	131,000	63,366
Gamania Digital Entertainment Company, Ltd.	46,000	45,469
Gemtek Technology Corp.	272,496	153,453
Genesis Photonics, Inc. (I)	278,740	38,609
Genius Electronic Optical Company, Ltd. (I)	51,589	76,571
GeoVision, Inc.	54,180	103,243
Getac Technology Corp.	446,000	314,213
Giant Manufacturing Company, Ltd.	115,000	684,847
Giantplus Technology Company, Ltd. (I)	157,000	84,445
Giga Solution Tech Company, Ltd.	68,237	38,347
Gigabyte Technology Company, Ltd.	469,719	522,766
Gigasolar Materials Corp.	17,040	289,406
Gigastorage Corp. (I)	326,100	268,801
Ginko International Company, Ltd.	16,000	172,553
Gintech Energy Corp. (I)	229,082	169,147
Global Brands Manufacture, Ltd. (I)	246,611	58,030
Global Lighting Technologies, Inc.	63,000	124,644
Global Mixed Mode Technology, Inc.	46,000	89,258
Global Unichip Corp.	43,000	97,670
Globe Union Industrial Corp.	190,450	83,989
Gloria Material Technology Corp.	263,750	128,908
Glory Science Company, Ltd.	37,859	62,940
Gold Circuit Electronics, Ltd. (I)	616,071	147,205
Goldsun Building Materials Company, Ltd.	1,164,005	296,462
Gourmet Master Company, Ltd.	48,000	429,217
Grand Ocean Retail Group, Ltd.	74,000	57,452
Grand Pacific Petrochemical Corp.	947,000	457,743
Grape King Bio, Ltd.	94,000	593,059
Great China Metal Industry	173,000	142,334
Great Taipei Gas Company, Ltd.	246,000	174,987
Great Wall Enterprise Company, Ltd.	456,642	361,352
Greatek Electronics, Inc.	116,000	131,816
Green Energy Technology, Inc. (I)	183,000	122,493
GTM Holdings Corp. (I)	112,000	49,718
Hannstar Board Corp.	264,467	75,635
HannStar Display Corp. (I)	2,300,980	265,114

SEE NOTES TO FUND'S INVESTMENTS57

Emerging Markets Fund

	Shares	Value
Taiwan (continued)
HannsTouch Solution, Inc. (I)	512,735	$89,247
Harvatek Corp.	116,069	34,100
Hey Song Corp.	305,250	296,434
Hi-Clearance, Inc.	19,000	57,882
Highwealth Construction Corp.	387,860	583,794
Hiroca Holdings, Ltd.	38,000	144,142
HiTi Digital, Inc.	25,000	13,158
Hitron Technology, Inc.	100,000	61,060
Hiwin Technologies Corp.	93,139	393,469
Ho Tung Chemical Corp. (I)	796,890	169,160
Hocheng Corp.	209,000	48,788
Hold-Key Electric Wire & Cable Company, Ltd.	95,119	21,804
Holiday Entertainment Company, Ltd.	50,000	81,184
Holtek Semiconductor, Inc.	180,000	301,971
Holy Stone Enterprise Company, Ltd.	175,734	176,523
Hon Hai Precision Industry Company, Ltd.	4,527,673	11,095,650
Hong TAI Electric Industrial	202,000	50,149
Hong YI Fiber Industry Company	31,000	18,075
Horizon Securities Company, Ltd.	90,000	16,588
Hota Industrial Manufacturing Company, Ltd.	133,572	629,164
Hotai Motor Company, Ltd.	112,000	1,067,243
Hsin Kuang Steel Company, Ltd.	187,153	87,744
Hsin Yung Chien Company, Ltd.	28,200	69,005
Hsing TA Cement Company, Ltd.	125,000	38,501
HTC Corp.	284,700	740,919
Hu Lane Associate, Inc.	63,066	271,012
Hua Eng Wire & Cable Company, Ltd. (I)	512,000	101,162
Hua Nan Financial Holdings Company, Ltd.	1,885,128	938,703
Huaku Development Company, Ltd.	210,353	354,410
Huang Hsiang Construction Company	109,000	105,515
Hung Ching Development & Construction Company, Ltd.	101,000	54,471
Hung Poo Real Estate Development Corp.	148,000	116,345
Hung Sheng Construction Company, Ltd.	390,808	190,949
Huxen Corp.	42,000	54,966
Hwa Fong Rubber Company, Ltd.	253,259	88,458
I-Chiun Precision Industry Company, Ltd.	134,000	35,523
I-Sheng Electric Wire & Cable Company, Ltd.	75,000	87,266
Ibase Technology, Inc.	91,210	173,530
Ichia Technologies, Inc.	334,300	136,975
Ideal Bike Corp.	28,000	10,770
ILI Technology Corp.	50,397	78,539
Infortrend Technology, Inc.	142,000	68,901
Innolux Corp.	8,266,219	2,445,969
Inotera Memories, Inc. (I)	2,233,165	1,992,604
Inpaq Technology Company, Ltd.	63,000	38,499
Intai Technology Corp.	20,000	109,590
Inventec Corp.	1,138,705	755,316
ITE Technology, Inc.	86,881	75,579
ITEQ Corp.	199,700	183,461
Jentech Precision Industrial Company, Ltd.	52,808	67,674
Jess-Link Products Company, Ltd.	77,000	63,603
Jih Sun Financial Holdings Company, Ltd.	506,688	104,533
Johnson Health Tech Company, Ltd.	30,400	45,040

58SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Taiwan (continued)
K Laser Technology, Inc.	51,000	$22,183
Kang Na Hsiung Enterprise Company, Ltd.	168,000	55,057
Kaori Heat Treatment Company, Ltd.	29,341	63,236
Kaulin Manufacturing Company, Ltd.	90,490	45,469
KD Holding Corp.	7,000	37,328
KEE TAI Properties Company, Ltd.	405,973	179,713
Kenda Rubber Industrial Company, Ltd.	225,854	359,704
Kenmec Mechanical Engineering Company, Ltd.	84,000	30,866
Kerry TJ Logistics Company, Ltd.	134,000	165,683
Kindom Construction Company, Ltd.	393,000	187,705
King Slide Works Company, Ltd.	33,000	348,415
King Yuan Electronics Company, Ltd.	1,310,762	1,206,918
King's Town Bank	977,000	637,208
King's Town Construction Company, Ltd.	85,514	48,074
Kinik Company	112,000	170,777
Kinko Optical Company, Ltd. (I)	106,648	48,420
Kinpo Electronics, Inc. (I)	1,006,724	346,658
Kinsus Interconnect Technology Corp.	182,000	397,405
KMC Kuei Meng International, Inc.	5,594	19,776
KS Terminals, Inc.	79,000	90,234
Kung Long Batteries Industrial Company, Ltd.	58,000	244,142
Kung Sing Engineering Corp. (I)	36,000	11,311
Kuo Toong International Company, Ltd.	149,006	100,411
Kuoyang Construction Company, Ltd.	227,543	90,979
Kwong Fong Industries	120,052	71,385
Kwong Lung Enterprise Company, Ltd.	16,000	21,594
KYE Systems Corp.	244,702	68,825
L&K Engineering Company, Ltd.	85,952	70,393
LAN FA Textile	156,183	40,410
Lanner Electronics, Inc.	43,013	56,155
Largan Precision Company, Ltd.	33,000	2,745,516
Laser Tek Taiwan Company, Ltd.	9,964	7,294
LCY Chemical Corp.	281,806	318,170
Leader Electronics, Inc.	120,867	34,166
Leadtrend Technology Corp.	23,599	21,124
Lealea Enterprise Company, Ltd.	638,863	177,872
Ledtech Electronics Corp.	6,236	2,120
LEE CHI Enterprises Company, Ltd.	150,000	50,529
Lelon Electronics Corp.	102,085	119,193
Leofoo Development Company, Ltd.	225,012	61,414
LES Enphants Company, Ltd. (I)	124,486	52,420
Lextar Electronics Corp.	363,500	181,370
Li Peng Enterprise Company, Ltd. (I)	455,760	102,956
Lian HWA Food Corp.	50,128	48,530
Lien Hwa Industrial Corp.	514,095	326,474
Lingsen Precision Industries, Ltd.	390,101	107,144
Lite-On Semiconductor Corp.	192,718	121,563
Lite-On Technology Corp.	991,448	1,274,602
Long Bon International Company, Ltd.	388,000	218,808
Long Chen Paper Company, Ltd.	572,968	232,571
Longwell Company	76,000	78,822
Lotes Company, Ltd.	26,000	69,957
Lucky Cement Corp.	225,000	69,631

SEE NOTES TO FUND'S INVESTMENTS59

Emerging Markets Fund

	Shares	Value
Taiwan (continued)
Lumax International Corp., Ltd.	76,395	$109,353
Lung Yen Life Service Corp.	96,000	157,108
LuxNet Corp.	21,000	36,004
Macroblock, Inc.	19,000	39,311
Macronix International (I)	3,282,718	289,383
MacroWell OMG Digital Entertainment Company, Ltd. (I)	8,000	13,727
Mag Layers Scientific-Technics Company, Ltd.	13,317	17,285
Makalot Industrial Company, Ltd.	114,799	571,013
Marketech International Corp.	98,000	81,764
Masterlink Securities Corp.	883,665	241,432
Mayer Steel Pipe Corp.	146,407	55,863
Maywufa Company, Ltd.	18,000	7,582
MediaTek, Inc.	323,000	2,176,694
Mega Financial Holding Company, Ltd.	1,972,531	1,444,291
Meiloon Industrial Company, Ltd.	84,412	35,431
Mercuries & Associates, Ltd.	147,068	84,437
Mercuries Life Insurance Company, Ltd.	176,595	82,246
Merida Industry Company, Ltd.	69,162	291,025
Merry Electronics Company, Ltd.	103,585	226,476
Micro-Star International Company, Ltd.	489,488	778,551
Microbio Company, Ltd. (I)	41,000	32,031
Microlife Corp.	30,000	78,279
MIN AIK Technology Company, Ltd.	88,000	119,711
Mirle Automation Corp.	97,954	107,880
Mitac Holdings Corp.	459,733	319,727
Mobiletron Electronics Company, Ltd.	29,000	40,595
Motech Industries, Inc. (I)	225,000	233,072
MPI Corp.	44,000	109,856
Nak Sealing Technologies Corp.	59,000	141,502
Namchow Chemical Industrial Company, Ltd.	148,000	284,801
Nan Kang Rubber Tire Company, Ltd. (I)	179,711	148,058
Nan Liu Enterprise Company, Ltd.	16,000	74,487
Nan Ren Lake Leisure Amusement Company, Ltd.	31,000	7,295
Nan Ya Plastics Corp.	711,860	1,355,654
Nan Ya Printed Circuit Board Corp.	233,930	215,401
Nantex Industry Company, Ltd.	90,739	73,454
Nanya Technology Corp.	282,985	343,833
National Petroleum Company, Ltd.	62,000	69,176
Neo Solar Power Corp.	657,100	359,591
Netronix, Inc.	28,000	53,825
New Asia Construction & Development Corp.	225,136	43,322
New Era Electronics Company, Ltd.	44,000	33,633
Newmax Technology Company, Ltd. (I)	69,448	28,695
Nexcom International Company, Ltd.	48,000	38,759
Nichidenbo Corp.	109,979	79,502
Nien Hsing Textile Company, Ltd.	209,572	157,388
Novatek Microelectronics Corp.	392,000	1,300,710
Nuvoton Technology Corp.	30,000	29,178
Ocean Plastics Company, Ltd. (I)	29,000	22,929
Optimax Technology Corp. (I)	170,816	24,075
OptoTech Corp.	447,000	154,501
Orient Semiconductor Electronics, Ltd. (I)	720,000	281,813
Oriental Union Chemical Corp.	329,300	199,125

60SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Taiwan (continued)
Pacific Construction Company, Ltd.	274,002	$107,480
Pacific Hospital Supply Company, Ltd.	42,000	153,786
Pan Jit International, Inc.	257,000	142,273
Pan-International Industrial Corp.	354,443	130,547
Parade Technologies, Ltd.	28,000	282,247
Paragon Technologies Company, Ltd. (I)	45,808	31,129
PChome Online, Inc.	61,074	729,269
Pegatron Corp.	1,075,321	2,233,383
Phihong Technology Company, Ltd.	221,416	67,700
Phison Electronics Corp.	65,000	533,094
Phoenix Tours International, Inc.	15,750	19,158
Pixart Imaging, Inc.	41,830	86,564
Plotech Company, Ltd.	4,000	977
Polytronics Technology Corp.	42,000	75,922
Portwell, Inc.	77,000	120,368
Posiflex Technologies, Inc.	37,800	190,802
Pou Chen Corp.	1,031,448	1,381,019
Power Mate Technology Company, Ltd.	15,000	30,839
Power Quotient International Company, Ltd.	130,000	40,557
Powertech Industrial Company, Ltd.	67,000	23,736
Powertech Technology, Inc.	615,000	1,324,322
Poya International Company, Ltd.	39,199	440,559
President Chain Store Corp.	220,000	1,667,473
President Securities Corp.	734,259	276,621
Prime Electronics Satellitics, Inc. (I)	82,759	25,352
Prince Housing & Development Corp.	969,943	335,857
Princeton Technology Corp. (I)	48,000	9,846
Prodisc Technology, Inc. (I)	540,000	0
Promate Electronic Company, Ltd.	116,000	121,289
Promise Technology, Inc.	139,000	65,852
Qisda Corp.	1,489,440	476,387
Qualipoly Chemical Corp.	53,172	58,621
Quanta Computer, Inc.	674,000	1,196,211
Quanta Storage, Inc.	77,000	52,606
Quintain Steel Company, Ltd. (I)	252,614	49,377
Radiant Opto-Electronics Corp.	211,343	325,257
Radium Life Tech Company, Ltd. (I)	476,644	147,452
Ralec Electronic Corp.	46,259	68,605
Realtek Semiconductor Corp.	108,706	293,943
Rechi Precision Company, Ltd.	282,038	220,194
Rexon Industrial Corp., Ltd. (I)	83,286	30,760
Rich Development Company, Ltd.	318,000	89,299
Ritek Corp. (I)	2,257,428	176,944
Ruentex Development Company, Ltd.	191,039	220,763
Ruentex Industries, Ltd.	121,801	178,899
Run Long Construction Company, Ltd.	73,448	75,847
Sampo Corp.	396,997	169,095
San Fang Chemical Industry Company, Ltd.	89,333	105,318
San Far Property, Ltd.	65,000	26,624
San Shing Fastech Corp.	69,479	128,216
Sanyang Motor Company, Ltd.	359,389	231,191
SCI Pharmtech, Inc.	42,044	111,677
Scientech Corp.	19,000	40,653

SEE NOTES TO FUND'S INVESTMENTS61

Emerging Markets Fund

	Shares	Value
Taiwan (continued)
ScinoPharm Taiwan, Ltd.	37,241	$53,573
SDI Corp.	103,000	112,620
Sea Sonic Electronics Company, Ltd.	16,000	15,014
Senao International Company, Ltd.	37,000	50,293
Sercomm Corp.	216,000	527,255
Sesoda Corp.	185,384	156,723
Shan-Loong Transportation Company, Ltd.	4,000	3,047
Sheng Yu Steel Company, Ltd.	97,000	59,191
ShenMao Technology, Inc.	57,000	38,166
Shih Her Technologies, Inc.	28,000	27,196
Shih Wei Navigation Company, Ltd.	123,230	38,106
Shihlin Electric & Engineering Corp.	328,213	402,050
Shihlin Paper Corp. (I)	18,000	19,053
Shin Hai Gas Corp.	2,407	3,011
Shin Kong Financial Holding Company, Ltd.	4,129,448	860,157
Shin Shin Natural Gas Company	1,000	960
Shin Zu Shing Company, Ltd.	81,933	275,863
Shining Building Business Company, Ltd. (I)	297,367	98,810
Shinkong Insurance Company, Ltd.	218,000	161,001
Shinkong Synthetic Fibers Corp.	1,271,287	327,940
Shinkong Textile Company, Ltd.	129,000	165,979
Shiny Chemical Industrial Company, Ltd.	35,954	50,205
Shuttle, Inc. (I)	229,985	66,453
Sigurd Microelectronics Corp.	427,887	305,307
Silicon Integrated Systems Corp. (I)	388,000	76,951
Siliconware Precision Industries Company	233,846	379,359
Siliconware Precision Industries Company, ADR (L)	75,420	604,868
Silitech Technology Corp.	54,697	25,877
Simplo Technology Company, Ltd.	239,200	801,905
Sinbon Electronics Company, Ltd.	107,810	242,952
Sincere Navigation Corp.	306,000	183,671
Sinher Technology, Inc.	16,000	20,599
Sinmag Equipment Corp.	28,446	90,669
Sino-American Silicon Products, Inc. (I)	455,000	498,898
Sinon Corp.	390,150	169,826
SinoPac Financial Holdings Company, Ltd.	2,690,479	789,190
Sinphar Pharmaceutical Company, Ltd.	80,940	68,796
Sinyi Realty, Inc.	52,190	42,384
Sirtec International Company, Ltd.	104,000	126,695
Sitronix Technology Corp.	107,000	325,180
Siward Crystal Technology Company, Ltd.	181,301	98,097
Soft-World International Corp.	30,000	56,135
Solar Applied Materials Technology Company	233,899	62,756
Solartech Energy Corp.	260,000	155,025
Sonix Technology Company, Ltd.	110,000	111,020
Southeast Cement Company, Ltd.	282,000	134,850
Spirox Corp.	86,369	46,887
Sporton International, Inc.	63,938	340,584
St. Shine Optical Company, Ltd.	30,000	651,421
Standard Chemical & Pharmaceutical Company, Ltd.	67,000	69,929
Standard Foods Corp.	202,028	480,988
Stark Technology, Inc.	85,000	68,242
Sunonwealth Electric Machine Industry Company, Ltd.	141,000	94,309

62SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Taiwan (continued)
Sunplus Technology Company, Ltd.	475,000	$167,052
Sunrex Technology Corp.	207,120	105,118
Sunspring Metal Corp.	97,000	123,358
Sunty Development Company, Ltd.	77,000	28,318
Supreme Electronics Company, Ltd.	236,500	104,231
Swancor Ind. Company, Ltd.	47,402	200,215
Sweeten Real Estate Development Company, Ltd.	122,587	59,741
Syncmold Enterprise Corp.	97,000	157,437
Synnex Technology International Corp.	611,132	606,262
Sysage Technology Company, Ltd.	68,145	58,114
T-Mac Techvest PCB Company, Ltd.	42,000	13,063
TA Chen Stainless Pipe	494,762	232,749
Ta Chong Securities Company, Ltd.	142,000	36,802
Ta Ya Electric Wire & Cable Company, Ltd. (I)	452,406	60,041
TA-I Technology Company, Ltd.	138,809	72,107
Tah Hsin Industrial Company, Ltd.	97,500	72,158
TAI Roun Products Company, Ltd.	67,000	22,277
Tai Tung Communication Company, Ltd.	45,361	24,017
Taichung Commercial Bank	1,849,278	514,621
TaiDoc Technology Corp.	36,000	176,375
Taiflex Scientific Company, Ltd.	161,000	177,911
Taimide Tech, Inc.	72,000	60,825
Tainan Enterprises Company, Ltd.	78,467	103,897
Tainan Spinning Company, Ltd.	965,397	379,800
Tainergy Tech Company, Ltd.	137,000	75,808
Taishin Financial Holding Company, Ltd.	2,164,091	814,915
Taisun Enterprise Company, Ltd. (I)	220,026	89,627
Taita Chemical Company, Ltd. (I)	184,188	41,862
Taiwan Acceptance Corp.	112,000	254,228
Taiwan Business Bank (I)	2,092,527	529,783
Taiwan Cement Corp.	1,583,726	1,456,753
Taiwan Chinsan Electronic Industrial Company, Ltd.	54,000	75,095
Taiwan Cogeneration Corp.	207,137	158,717
Taiwan Cooperative Financial Holding Company, Ltd.	1,922,748	842,458
Taiwan FamilyMart Company, Ltd.	24,000	148,627
Taiwan Fertilizer Company, Ltd.	420,000	552,704
Taiwan Fire & Marine Insurance Company	155,000	95,527
Taiwan FU Hsing Industrial Company, Ltd.	83,000	109,613
Taiwan Glass Industry Corp. (I)	618,933	256,730
Taiwan Hon Chuan Enterprise Company, Ltd.	249,329	376,425
Taiwan Hopax Chemicals Manufacturing Company, Ltd.	67,000	39,822
Taiwan Kolin Company, Ltd. (I)	400,000	0
Taiwan Land Development Corp.	519,191	174,943
Taiwan Line Tek Electronic	67,244	37,080
Taiwan Mask Corp. (I)	213,850	55,858
Taiwan Mobile Company, Ltd.	573,700	1,959,225
Taiwan Navigation Company, Ltd.	54,000	20,339
Taiwan Paiho, Ltd.	221,342	597,728
Taiwan PCB Techvest Company, Ltd.	236,227	217,335
Taiwan Prosperity Chemical Corp. (I)	100,000	41,151
Taiwan Pulp & Paper Corp. (I)	294,640	97,985
Taiwan Sakura Corp.	200,156	149,958
Taiwan Sanyo Electric Company, Ltd.	79,900	59,960

SEE NOTES TO FUND'S INVESTMENTS63

Emerging Markets Fund

	Shares	Value
Taiwan (continued)
Taiwan Secom Company, Ltd.	169,430	$467,380
Taiwan Semiconductor Company, Ltd.	272,000	333,684
Taiwan Semiconductor Manufacturing Company, Ltd.	7,590,000	36,316,030
Taiwan Shin Kong Security Company, Ltd.	200,460	243,265
Taiwan Styrene Monomer Corp. (I)	191,821	92,517
Taiwan Surface Mounting Technology Company, Ltd.	273,636	232,959
Taiwan TEA Corp.	531,723	245,149
Taiwan Union Technology Corp.	194,000	204,194
Taiyen Biotech Company, Ltd.	109,472	95,991
Tatung Company, Ltd. (I)	1,937,526	301,230
Te Chang Construction Company, Ltd.	83,265	58,328
Teco Electric & Machinery Company, Ltd.	841,109	673,237
Ten Ren Tea Company, Ltd.	35,000	39,941
Test Research, Inc.	116,596	162,510
Test Rite International Company, Ltd.	263,549	156,757
Tex-Ray Industrial Company, Ltd.	91,800	37,123
The Ambassador Hotel	236,000	198,148
Thinking Electronic Industrial Company, Ltd.	74,000	108,716
Thye Ming Industrial Company, Ltd.	133,250	122,243
Ton Yi Industrial Corp.	555,000	255,780
Tong Hsing Electronic Industries, Ltd.	116,951	345,222
Tong Yang Industry Company, Ltd.	230,043	340,595
Tong-Tai Machine & Tool Company, Ltd.	137,590	100,281
Topco Scientific Company, Ltd.	101,415	198,837
Topco Technologies Corp.	26,000	46,248
Topoint Technology Company, Ltd.	179,248	117,587
Toung Loong Textile Manufacturing	69,000	175,556
TPK Holding Company, Ltd.	141,000	282,567
Trade-Van Information Services Company	14,000	11,247
Transasia Airways Corp.	148,466	28,791
Transcend Information, Inc.	96,000	273,902
Tripod Technology Corp.	358,770	684,783
TrueLight Corp.	10,000	24,116
Tsann Kuen Enterprise Company, Ltd.	98,220	73,389
TSC Auto ID Technology Company, Ltd.	20,900	174,712
TSRC Corp.	318,706	260,701
Ttet Union Corp.	37,000	89,759
TTFB Company, Ltd.	7,000	47,625
TTY Biopharm Company, Ltd.	45,094	154,691
Tung Ho Steel Enterprise Corp.	706,138	406,764
Tung Thih Electronic Company, Ltd.	38,258	534,094
TURVO International Company, Ltd.	44,062	106,582
TXC Corp.	290,659	391,484
TYC Brother Industrial Company, Ltd.	125,531	99,112
Tycoons Group Enterprise Company, Ltd. (I)	379,536	42,343
Tyntek Corp.	181,702	72,274
U-Ming Marine Transport Corp.	331,000	250,896
Uni-President Enterprises Corp.	1,520,803	2,894,413
Unimicron Technology Corp.	1,284,855	546,624
Union Bank of Taiwan	1,420,506	379,215
Union Insurance Company, Ltd.	69,620	26,530
Unitech Computer Company, Ltd.	112,039	58,521
Unitech Printed Circuit Board Corp.	546,869	168,278

64SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Taiwan (continued)
United Integrated Services Company, Ltd.	136,000	$202,551
United Microelectronics Corp.	10,606,468	3,958,231
United Microelectronics Corp., ADR	137,773	259,013
Unity Opto Technology Company, Ltd.	219,389	101,686
Universal Cement Corp.	360,454	221,518
Unizyx Holding Corp.	292,000	159,009
UPC Technology Corp.	686,938	186,271
USI Corp.	726,801	279,304
Vanguard International Semiconductor Corp.	582,000	953,714
Ve Wong Corp.	130,450	86,948
Viking Tech Corp.	54,770	46,860
Visual Photonics Epitaxy Company, Ltd.	184,700	286,885
Vivotek, Inc.	54,661	128,764
Wafer Works Corp. (I)	324,335	99,101
Wah Hong Industrial Corp.	14,835	8,281
Wah Lee Industrial Corp.	86,000	117,240
Walsin Lihwa Corp. (I)	2,070,000	586,904
Walsin Technology Corp.	417,068	401,489
Walton Advanced Engineering, Inc.	273,661	73,963
Wan Hai Lines, Ltd.	281,216	146,348
WAN HWA Enterprise Company	3,518	1,548
Waterland Financial Holding Company, Ltd.	1,714,803	419,700
Wei Chuan Food Corp. (I)	228,000	141,747
Weikeng Industrial Company, Ltd.	172,900	102,490
Well Shin Technology Company, Ltd.	72,420	116,384
Win Semiconductors Corp.	457,119	898,744
Winbond Electronics Corp. (I)	3,551,000	934,114
Winstek Semiconductor Company, Ltd.	23,000	16,677
Wintek Corp. (I)	819,661	0
Wisdom Marine Lines Company, Ltd. (I)	139,744	157,814
Wistron Corp.	1,259,899	807,528
Wistron NeWeb Corp.	241,824	578,597
Wowprime Corp. (I)	11,000	40,256
WPG Holdings Company, Ltd.	1,047,760	1,149,880
WT Microelectronics Company, Ltd.	357,474	437,659
WUS Printed Circuit Company, Ltd.	187,000	148,314
X-Legend Entertainment Company, Ltd.	13,381	23,291
XAC Automation Corp.	23,000	42,675
Xxentria Technology Materials Corp.	56,124	151,846
Yageo Corp.	314,819	529,598
Yang Ming Marine Transport Corp. (I)	1,288,916	307,291
YC Company, Ltd.	255,801	108,183
YC INOX Company, Ltd.	231,000	160,652
YCC Parts Manufacturing Company, Ltd.	11,000	14,922
Yea Shin International Development Company, Ltd.	65,000	27,989
Yeong Guan Energy Technology Group Company, Ltd.	34,324	228,101
YFY, Inc.	1,083,614	322,055
Yi Jinn Industrial Company, Ltd.	246,104	75,737
Yieh Phui Enterprise Company, Ltd.	908,838	222,429
Yonyu Plastics Company, Ltd.	53,450	56,747
Young Fast Optoelectronics Company, Ltd. (I)	104,648	33,131
Young Optics, Inc.	41,000	35,467
Youngtek Electronics Corp.	90,058	130,504

SEE NOTES TO FUND'S INVESTMENTS65

Emerging Markets Fund

	Shares	Value
Taiwan (continued)
Yuanta Financial Holdings Company, Ltd.	3,984,369	$1,341,649
Yufo Electronics Company, Ltd.	17,600	9,690
Yulon Motor Company, Ltd.	460,900	387,254
Yung Chi Paint & Varnish Manufacturing Company, Ltd.	58,850	132,220
Yungshin Construction & Development Company	57,400	48,894
Yungshin Global Holding Corp.	110,250	160,056
Yungtay Engineering Company, Ltd.	297,000	435,437
Zeng Hsing Industrial Company, Ltd.	45,232	201,084
Zenitron Corp.	169,000	94,794
Zhen Ding Technology Holding, Ltd.	247,450	465,197
Zig Sheng Industrial Company, Ltd.	383,665	97,100
Zinwell Corp.	76,000	105,335
Zippy Technology Corp.	70,000	84,426
ZongTai Real Estate Development Company, Ltd.	103,231	49,011
Thailand 3.0%		47,212,141
AAPICO Hitech PCL	34,300	11,717
Advanced Info Service PCL (L)	376,091	1,733,996
Advanced Information Technology PCL	19,300	15,387
AEON Thana Sinsap Thailand PCL, NVDR	12,800	32,878
Airports of Thailand PCL	147,100	1,627,794
AJ Plast PCL	93,200	19,675
Amata Corp. PCL	520,100	181,919
Ananda Development PCL	1,211,800	121,945
AP Thailand PCL	1,254,478	208,698
Asia Aviation PCL, NVDR	858,700	151,299
Asia Green Energy PCL	65,472	2,362
Asia Plus Group Holdings PCL	654,900	61,169
Asia Sermkij Leasing PCL, NVDR	79,100	42,499
Asian Insulators PCL	1,650,880	70,240
Asian Phytoceuticals PCL	160,100	6,761
Bangkok Aviation Fuel Services PCL	110,125	108,606
Bangkok Bank PCL	44,505	205,722
Bangkok Chain Hospital PCL	710,825	216,640
Bangkok Dusit Medical Services PCL	815,700	549,455
Bangkok Expressway & Metro PCL	3,854,725	694,343
Bangkok Insurance PCL	11,270	112,374
Bangkok Land PCL	6,603,000	289,942
Bangkok Life Assurance PCL, NVDR	127,460	147,026
Banpu PCL	768,600	262,117
Beauty Community PCL	887,100	168,701
BEC World PCL	581,300	400,978
Berli Jucker PCL	529,700	530,156
Bumrungrad Hospital PCL	133,100	733,064
Cal-Comp Electronics Thailand PCL	2,483,392	186,160
Central Pattana PCL	595,100	960,650
Central Plaza Hotel PCL	429,300	477,027
CH Karnchang PCL	199,923	142,422
Charoen Pokphand Foods PCL	628,033	514,131
Christiani & Nielsen Thai (I)	17,200	1,895
Chularat Hospital PCL	1,427,200	115,694
CK Power PCL	1,715,700	118,960
COL PCL	20,700	19,709

66SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Thailand (continued)
Country Group Development PCL (I)	1,267,400	$40,073
CP ALL PCL	1,159,800	1,613,011
CS Loxinfo PCL	101,600	16,927
Delta Electronics Thailand PCL	136,300	273,394
Demco PCL	89,600	15,765
Dhipaya Insurance PCL	130,600	135,206
Diamond Building Products PCL	411,800	58,162
DSG International Thailand PCL	317,800	30,249
Dynasty Ceramic PCL	2,761,800	330,819
E for L Aim PCL	1,774,500	25,282
Eastern Water Resources Development & Management PCL	517,400	180,955
Electricity Generating PCL	70,800	369,482
Energy Absolute PCL (L)	734,200	435,112
Esso Thailand PCL (I)	815,300	136,724
G J Steel PCL (I)	5,602,450	34,378
G Steel PCL (I)	2,532,540	20,507
GFPT PCL	377,700	124,811
Glow Energy PCL	236,000	567,222
GMM Grammy PCL (I)	60,740	14,115
Golden Land Property Development PCL	358,000	63,559
Grand Canal Land PCL	788,200	59,088
Grande Asset Hotels & Property PCL (I)	824,985	21,018
Hana Microelectronics PCL	209,400	169,901
Home Product Center PCL	2,576,012	637,446
Indorama Ventures PCL	636,900	591,822
Intouch Holdings PCL	126,600	198,333
IRPC PCL	4,524,200	629,656
Italian-Thai Development PCL (I)	588,976	110,319
JAS Asset PCL	20,934	1,556
Jasmine International PCL (L)	2,444,300	322,446
Jay Mart PCL	227,975	51,645
Kang Yong Electric PCL	2,800	25,468
Kasikornbank PCL	226,100	1,113,208
Kasikornbank PCL, NVDR	176,400	857,869
KCE Electronics PCL	153,100	347,909
KGI Securities Thailand PCL	778,900	70,182
Khon Kaen Sugar Industry PCL	825,236	90,584
Khonburi Sugar PCL	69,700	15,217
Kiatnakin Bank PCL	181,200	210,217
Krung Thai Bank PCL	712,250	340,372
Krungthai Card PCL	110,300	273,627
Land and Houses PCL, NVDR	785,800	186,429
Lanna Resources PCL	277,500	70,293
LH Financial Group PCL	2,790,800	135,018
Loxley PCL	671,610	50,315
LPN Development PCL	452,300	168,243
Major Cineplex Group PCL (L)	396,800	349,141
Maybank Kim Eng Securities Thailand PCL	21,400	13,473
MBK PCL	650,300	260,331
MCOT PCL	224,600	53,993
Mega Lifesciences PCL	96,600	46,205
Minor International PCL	283,345	310,765
MK Restaurants Group PCL	41,000	57,633

SEE NOTES TO FUND'S INVESTMENTS67

Emerging Markets Fund

	Shares	Value
Thailand (continued)
Modernform Group PCL	114,800	$25,088
Mono Technology PCL (I)	566,900	44,443
Muang Thai Insurance PCL	2,600	10,148
Nation Multimedia Group PCL	951,500	31,941
Noble Development PCL (I)	37,100	13,704
Nok Airlines PCL (I)	130,500	28,121
Padaeng Industry PCL	127,600	42,145
Polyplex Thailand PCL	275,000	74,153
Pranda Jewelry PCL	28,400	3,180
Precious Shipping PCL (I)(L)	599,100	100,494
Premier Marketing PCL	127,100	34,134
Property Perfect PCL	3,190,900	81,268
Pruksa Real Estate PCL	776,100	547,928
PTG Energy PCL	406,500	213,535
PTT Exploration & Production PCL	904,228	1,958,679
PTT Global Chemical PCL	227,492	378,032
PTT PCL	675,200	5,663,958
Quality Houses PCL	2,329,571	152,338
Raimon Land PCL	1,761,500	70,412
Ratchaburi Electricity Generating Holding PCL	231,000	332,804
Ratchthani Leasing PCL	828,000	91,202
Regional Container Lines PCL	362,600	60,813
Robinson Department Store PCL	137,000	217,386
Rojana Industrial Park PCL	614,960	90,224
RS PCL	457,400	141,855
Saha-Union PCL	218,200	224,451
Sahaviriya Steel Industries PCL (I)	12,921,580	18,085
Samart Corp. PCL (L)	506,600	237,980
Samart I-Mobile PCL	1,581,300	49,991
Samart Telcoms PCL	385,000	139,867
Sansiri PCL	4,400,909	194,371
SC Asset Corp. PCL	1,655,993	143,636
Siam Cement PCL, Foreign Shares	12,050	161,674
Siam Cement PCL, NVDR	110,800	1,498,981
Siam City Cement PCL	71,600	600,785
Siam Commercial Bank PCL	389,731	1,458,846
Siam Future Development PCL	580,843	95,790
Siam Global House PCL	402,225	131,423
Siamgas & Petrochemicals PCL	371,700	149,765
Sino-Thai Engineering & Construction PCL (L)	306,028	196,713
SNC Former PCL	130,300	55,402
Somboon Advance Technology PCL	225,607	78,260
SPCG PCL	456,300	265,432
Sri Ayudhya Capital PCL	25,800	23,290
Sri Trang Agro-Industry PCL	442,800	142,335
Sriracha Construction PCL	188,700	62,798
Srisawad Power 1979 PCL	57,502	68,323
Srithai Superware PCL	1,311,800	71,502
STP & I PCL (L)	845,570	236,348
Supalai PCL	723,200	412,698
Susco PCL	437,400	33,510
SVI PCL	397,828	56,680
Symphony Communication PCL	39,107	9,674

68SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Thailand (continued)
Syntec Construction PCL	640,100	$53,326
Tata Steel Thailand PCL (I)	2,369,400	47,692
Thai Agro Energy PCL	55,500	4,785
Thai Airways International PCL (I)	927,511	466,380
Thai Central Chemical PCL	1,900	1,267
Thai Oil PCL	232,000	411,310
Thai Reinsurance PCL (I)(L)	592,800	41,143
Thai Rung Union Car PCL	44,160	4,844
Thai Stanley Electric PCL	18,200	87,362
Thai Union Group PCL	559,200	345,897
Thai Vegetable Oil PCL	373,300	310,475
Thai-German Ceramic PCL	194,800	14,159
Thaicom PCL	456,700	344,821
Thaire Life Assurance PCL	127,700	36,821
Thanachart Capital PCL	373,500	355,383
The Bangchak Petroleum PCL	384,800	325,118
The Erawan Group PCL	856,900	110,289
Thoresen Thai Agencies PCL	470,137	112,326
TICON Industrial Connection PCL	335,144	129,301
Tipco Asphalt PCL, NVDR	232,200	158,404
TIPCO Foods PCL	95,700	32,346
Tisco Financial Group PCL	113,700	136,722
TMB Bank PCL	2,793,700	178,129
Total Access Communication PCL (L)	377,800	393,880
Total Access Communication PCL, NVDR	227,400	237,079
TPI Polene PCL (L)	3,955,700	254,174
True Corp. PCL	2,596,876	529,264
TTCL PCL	121,200	62,029
TTW PCL	1,045,400	307,278
Unique Engineering & Construction PCL (L)	255,880	124,360
Univentures PCL	537,200	92,331
Vanachai Group PCL	470,480	185,429
VGI Global Media PCL	1,556,400	207,849
Vibhavadi Medical Center PCL	2,815,700	220,451
Vinythai PCL	100,000	27,973
Workpoint Entertainment PCL	60,540	65,563
Turkey 1.7%		27,361,984
Adana Cimento Sanayii TAS, Class A	51,613	106,782
Adel Kalemcilik Ticaret ve Sanayi AS	789	5,109
Afyon Cimento Sanayi TAS (I)(L)	16,048	31,728
Akbank TAS	349,097	941,902
Akcansa Cimento AS	54,503	250,640
Akenerji Elektrik Uretim AS (I)	174,702	63,307
Aksa Akrilik Kimya Sanayii AS	103,294	295,326
Aksigorta AS (I)	39,780	27,301
Alarko Holding AS (L)	97,048	119,969
Albaraka Turk Katilim Bankasi AS	206,579	99,328
Alkim Alkali Kimya AS	2,994	14,414
Anadolu Anonim Turk Sigorta Sirketi (I)	291,321	165,611
Anadolu Cam Sanayii AS (I)	94,221	67,000
Anadolu Efes Biracilik Ve Malt Sanayii AS	82,645	523,418
Anadolu Hayat Emeklilik AS	76,496	132,375

SEE NOTES TO FUND'S INVESTMENTS69

Emerging Markets Fund

	Shares	Value
Turkey (continued)
Arcelik AS	143,940	$956,113
Aselsan Elektronik Sanayi Ve Ticaret AS	62,384	210,622
Asya Katilim Bankasi AS (I)	268,898	77,442
Aygaz AS	39,453	147,230
Bagfas Bandirma Gubre Fabrikalari AS (I)	10,105	43,701
Baticim Bati Anadolu Cimento Sanayii AS	24,319	53,232
Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS (I)(L)	120,102	130,910
BIM Birlesik Magazalar AS	93,204	1,826,802
Bizim Toptan Satis Magazalari AS	15,207	84,490
Bolu Cimento Sanayii AS	83,014	160,731
Borusan Mannesmann Boru Sanayi ve Ticaret AS	47,053	118,382
Boyner Perakende Ve Tekstil Yatirimlari AS (I)	17,020	457,168
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	47,046	116,757
Bursa Cimento Fabrikasi AS	9,487	17,315
Celebi Hava Servisi AS	8,476	74,379
Cimsa Cimento Sanayi VE Ticaret AS	63,643	340,563
Coca-Cola Icecek AS	29,485	359,363
Deva Holding AS (I)	23,161	30,186
Dogan Sirketler Grubu Holding AS (I)	1,172,973	198,485
Dogus Otomotiv Servis ve Ticaret AS (L)	61,236	226,296
Eczacibasi Yatirim Holding Ortakligi AS	7,623	31,097
EGE Endustri VE Ticaret AS	1,652	143,098
EGE Seramik Sanayi ve Ticaret AS	56,734	77,793
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS (L)	144,726	148,953
Enka Insaat ve Sanayi AS	75,136	107,850
Eregli Demir ve Celik Fabrikalari TAS	365,779	510,094
Fenerbahce Futbol AS (I)(L)	8,902	106,554
Ford Otomotiv Sanayi AS	35,205	416,932
Galatasaray Sportif Sinai ve Ticari Yatirimlar AS (I)(L)	3,124	22,220
Global Yatirim Holding AS (I)	148,292	80,325
Goldas Kuyumculuk Sanayi Ithalat ve Bagli Ortakliklari (I)	54,847	3,902
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	3,887	96,160
Goodyear Lastikleri TAS	5,137	184,990
Gozde Girisim Sermayesi Yatirim Ortakligi AS (I)	18,319	16,748
GSD Holding AS	245,645	107,262
Gubre Fabrikalari TAS (L)	109,992	199,538
Ihlas Holding AS (I)	918,430	71,539
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	10,208	26,474
Ipek Dogal Enerji Kaynaklari Arastirma ve Uretim AS (I)	115,194	44,822
Is Finansal Kiralama AS	111,021	36,471
Is Yatirim Menkul Degerler AS	64,156	21,496
Izmir Demir Celik Sanayi AS (I)(L)	121,532	96,321
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	195,088	96,431
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B	89,968	49,345
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	902,612	412,447
Karsan Otomotiv Sanayii ve Ticaret AS (I)	87,735	34,760
KOC Holding AS	76,308	338,665
Konya Cimento Sanayii AS	697	70,151
Koza Altin Isletmeleri AS (I)	29,495	137,175
Koza Anadolu Metal Madencilik Isletmeleri AS (I)	187,408	72,951
Mardin Cimento Sanayii ve Ticaret AS	43,329	65,139
Metro Ticari ve Mali Yatirimlar Holding AS (I)	216,810	44,063
Migros Ticaret AS (I)	24,300	140,596

70SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

	Shares	Value
Turkey (continued)
NET Holding AS (I)	138,094	$144,042
Netas Telekomunikasyon AS (I)(L)	11,081	38,743
Nuh Cimento Sanayi AS	31,200	101,327
Otokar Otomotiv ve Savunma Sanayi AS	10,399	342,779
Park Elektrik Uretim Madencilik Sanayi ve Ticaret AS	59,006	51,753
Pegasus Hava Tasimaciligi AS (I)(L)	21,148	107,679
Petkim Petrokimya Holding AS	356,536	513,022
Pinar Entegre Et ve Un Sanayi AS	9,245	33,967
Pinar SUT Mamulleri Sanayii AS	7,161	41,220
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	88,577	99,574
Sekerbank TAS (I)	362,398	168,055
Selcuk Ecza Deposu Ticaret ve Sanayi AS	123,030	114,529
Soda Sanayii AS	53,849	83,454
Tat Gida Sanayi AS	66,121	119,532
TAV Havalimanlari Holding AS	137,855	706,640
Tekfen Holding AS	117,858	285,583
Teknosa Ic ve Dis Ticaret AS (I)	13,305	27,632
Tofas Turk Otomobil Fabrikasi AS	90,103	675,447
Trakya Cam Sanayii AS (L)	311,614	231,137
Tupras Turkiye Petrol Rafinerileri AS	46,521	1,048,439
Turcas Petrol AS	113,012	60,099
Turk Hava Yollari (I)(L)	643,440	1,354,840
Turk Telekomunikasyon AS	184,564	376,795
Turk Traktor ve Ziraat Makineleri AS	11,119	306,722
Turkcell Iletisim Hizmetleri AS	315,079	1,151,472
Turkcell Iletisim Hizmetleri AS, ADR (I)(L)	50,601	465,529
Turker Proje Gayrimenkul ve Yatirim Gelistirme AS (I)	1	13
Turkiye Garanti Bankasi AS	757,978	1,939,581
Turkiye Halk Bankasi AS	179,930	541,478
Turkiye Is Bankasi, Class C	563,159	859,482
Turkiye Sinai Kalkinma Bankasi AS	457,053	239,880
Turkiye Sise ve Cam Fabrikalari AS	662,474	789,571
Turkiye Vakiflar Bankasi TAO, Class D	263,059	397,032
Ulker Biskuvi Sanayi AS	111,831	808,005
Vestel Elektronik Sanayi ve Tracaret AS (I)(L)	83,470	181,440
Yapi ve Kredi Bankasi AS (I)	283,439	396,244
Zorlu Enerji Elektrik Uretim AS (I)(L)	133,922	72,508
Ukraine 0.0%		601,125
Kernel Holding SA	43,650	601,125
United States 0.0%		362,633
Bizlink Holding, Inc.	41,803	240,709
Nexteer Automotive Group, Ltd.	121,000	121,924
Preferred securities 1.3%		$20,591,832
(Cost $40,755,489)
Brazil 1.2%		18,690,561
Alpargatas SA	82,654	228,502
Banco ABC Brasil SA	76,478	257,353
Banco Bradesco SA	352,586	2,224,642
Banco Daycoval SA	89,500	220,431
Banco do Estado do Rio Grande do Sul SA, B Shares	263,200	608,180
Banco Pan SA	212,491	94,085

SEE NOTES TO FUND'S INVESTMENTS71

Emerging Markets Fund

	Shares	Value
Brazil (continued)
Banco Pine SA	35,728	$37,175
Banco Sofisa SA	38,200	41,968
Braskem SA, A Shares	13,000	75,548
Centrais Eletricas Brasileiras SA, B Shares (I)	73,648	254,760
Centrais Eletricas Santa Catarina	7,100	23,971
Cia Brasileira de Distribuicao	19,700	220,518
Cia de Gas de Sao Paulo COMGAS, A Shares	19,848	247,166
Cia de Saneamento do Parana	20,911	28,239
Cia de Transmissao de Energia Eletrica Paulista	24,503	411,118
Cia Energetica de Minas Gerais	196,118	305,552
Cia Energetica de Sao Paulo, B Shares	119,595	400,790
Cia Energetica do Ceara, A Shares	9,858	105,056
Cia Ferro Ligas da Bahia - Ferbasa	56,076	125,541
Cia Paranaense de Energia, B Shares	25,000	163,826
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	100,648	189,954
Eucatex SA Industria e Comercio	24,300	16,475
Itau Unibanco Holding SA	688,603	5,535,731
Lojas Americanas SA	463,105	1,969,761
Marcopolo SA (I)	423,857	281,508
Oi SA (I)	142,572	35,903
Petroleo Brasileiro SA (I)	519,176	1,155,129
Randon SA Implementos e Participacoes (I)	188,807	161,972
Suzano Papel e Celulose SA, A Shares	217,653	882,996
Telefonica Brasil SA	64,499	747,693
Unipar Carbocloro SA	61,201	105,682
Usinas Siderurgicas de Minas Gerais SA, A Shares (I)	340,459	157,341
Vale SA	442,375	1,375,995
Chile 0.0%		749,587
Coca-Cola Embonor SA, B Shares	720	1,206
Embotelladora Andina SA, B Shares	171,207	538,642
Sociedad Quimica y Minera de Chile SA, B Shares	9,605	209,739
Colombia 0.1%		1,074,010
Banco Davivienda SA	56,895	482,255
Bancolombia SA	19,666	160,840
Grupo Argos SA	4,425	23,764
Grupo Aval Acciones y Valores SA	607,898	223,217
Grupo de Inversiones Suramericana SA	15,645	183,934
Panama 0.0%		77,674
Avianca Holdings SA	118,857	77,674
Investment companies 0.1%		$945,432
(Cost $621,686)
South Korea 0.1%		945,432
Macquarie Korea Infrastructure Fund	128,772	945,432
Rights 0.0%		$102,682
(Cost $108,092)
Alior Bank SA (I)(N)	17,022	42,837
Alupar Investimento SA (I)(N)	4,303	310
Bank Permata Tbk PT (I)(N)	22,436	97
Boustead Holdings BHD (I)(N)	155,042	3,004
Cia de Saneamento de Minas Gerais-COPASA (I)(N)	3,393	6,084
EDP - Energias do Brasil SA (I)(N)	75,443	14,823

72SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Fund

			Shares	Value
ELK Corp. (I)(N)			11,980	$3,920
GS Global Corp. (I)(N)			30,677	2,960
Hanjin Kal Corp. (I)(N)			2,460	3,922
KC Cottrell Company, Ltd. (I)(N)			1,034	737
Kolon Life Science, Inc. (I)(N)			411	10,139
Paru Company, Ltd. (I)(N)			4,793	4,384
Ssangyong Cement Industrial Company, Ltd. (I)(N)			2,332	1,565
True Corp. PCL (I)(L)(N)			1,881,506	7,900
	Yield (%)		Shares	Value
Securities lending collateral 3.0%				$47,199,360
(Cost $47,188,541)
John Hancock Collateral Trust (W)	0.5434(Y	)	4,716,446	47,199,360
Short-term investments 0.0%				$240,372
(Cost $240,372)
Money market funds 0.0%				240,372
BlackRock Cash Fund - Prime, Institutional Class	0.4586(Y	)	240,372	240,372
Total investments (Cost $1,730,474,627)† 102.6%				$1,622,457,495
Other assets and liabilities, net (2.6%)				($41,565,813)
Total net assets 100.0%				$1,580,891,682

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
GDR	Global Depositary Receipts
NVDR	Non-Voting Depositary Receipt
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 5-31-16. The value of securities on loan amounted to $44,373,325.
(N)	Strike price and/or expiration date not available.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 5-31-16.
†	At 5-31-16, the aggregate cost of investment securities for federal income tax purposes was $1,749,810,444. Net unrealized depreciation aggregated to $127,352,949, of which $329,255,062 related to appreciated investment securities and $456,608,011 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 5-31-16:

Financials	20.7%
Information technology	18.4%
Consumer discretionary	12.1%
Consumer staples	10.1%
Materials	9.8%
Industrials	9.4%
Energy	5.8%
Telecommunication services	5.4%
Utilities	4.3%
Health care	3.6%
Short-term investments and other	0.4%
TOTAL	100.0%

SEE NOTES TO FUND'S INVESTMENTS73

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of May 31, 2016, by major security category or type:

	Total value at 5-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Australia	$268,503	—	$268,503	—
Brazil	96,834,020	$96,834,020	—	—
Chile	24,914,979	24,914,979	—	—
China	157,221,684	8,674,876	147,893,407	$653,401
Colombia	7,362,706	7,362,706	—	—
Cyprus	126,603	—	126,603	—
Czech Republic	4,021,645	—	4,021,645	—
Egypt	1,872,272	—	1,872,272	—
Greece	6,375,167	—	6,375,167	—
Guernsey, Channel Islands	246,659	—	246,659	—
Hong Kong	70,248,607	20,278,090	49,386,524	583,993
Hungary	4,840,697	—	4,840,697	—
India	209,776,364	10,118,812	199,434,857	222,695
Indonesia	52,052,816	3,634,173	48,412,896	5,747
Malaysia	70,885,233	—	70,885,233	—
Malta	3,577,927	—	3,577,927	—
Mexico	86,175,233	85,140,524	1,034,182	527
Peru	3,346,796	3,346,796	—	—
Philippines	31,131,517	—	31,130,313	1,204

       74

	Total value at 5-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Poland	26,212,025	—	26,212,025	—
Russia	20,728,393	1,082,544	19,645,849	—
Singapore	99,521	—	99,521	—
South Africa	125,184,337	15,819,487	109,347,519	17,331
South Korea	231,161,905	14,208,254	216,641,706	311,945
Spain	439,110	439,110	—	—
Taiwan	242,735,215	7,691,478	234,980,981	62,756
Thailand	47,212,141	—	47,123,816	88,325
Turkey	27,361,984	465,529	26,892,553	3,902
Ukraine	601,125	—	601,125	—
United States	362,633	—	362,633	—
Preferred securities
Brazil	18,690,561	18,690,561	—	—
Chile	749,587	749,587	—	—
Colombia	1,074,010	1,074,010	—	—
Panama	77,674	77,674	—	—
Investment companies	945,432	—	945,432	—
Rights	102,682	67,892	34,790	—
Securities lending collateral	47,199,360	47,199,360	—	—
Short-term investments	240,372	240,372	—	—
Total investments in securities	$1,622,457,495	$368,110,834	$1,252,394,835	$1,951,826

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       75

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	368Q3	05/16
This report is for the information of the shareholders of John Hancock Emerging Markets Fund.		7/16

John Hancock

Emerging Markets Debt Fund

Quarterly portfolio holdings 5/31/16

Fund's investmentsEmerging Markets Debt Fund

As of 5-31-16 (unaudited)
	Rate (%	)	Maturity date	Par value^	Value
Corporate bonds 59.7%					$326,726,242
(Cost $365,194,828)
Argentina 1.4%					7,850,500
YPF SA (S)	8.500		03-23-21	2,400,000	2,514,000
YPF SA (S)	8.500		07-28-25	5,200,000	5,336,500
Azerbaijan 1.0%					5,715,896
State Oil Company of the Azerbaijan Republic	4.750		03-13-23	6,300,000	5,715,896
Brazil 8.4%					45,811,541
Banco BTG Pactual SA	5.750		09-28-22	4,200,000	3,351,600
Banco do Brasil SA (6.250% to 4-15-24, then 10 Year CMT + 4.398%) (Q)	6.250		04-15-24	3,340,000	1,958,910
Braskem Finance, Ltd. (Q)(S)	7.375		07-11-16	4,800,000	4,320,000
Centrais Eletricas Brasileiras SA (S)	5.750		10-27-21	5,000,000	4,293,750
Cia Brasileira de Aluminio (S)	4.750		06-17-24	4,650,000	4,160,355
Odebrecht Finance, Ltd. (Q)(S)	7.500		07-11-16	3,865,000	1,352,750
Odebrecht Offshore Drilling Finance, Ltd. (S)	6.625		10-01-23	2,233,440	290,347
Petrobras Global Finance BV	6.750		01-27-41	14,702,000	10,581,029
Petrobras Global Finance BV	6.850		06-05-2115	10,600,000	7,155,000
Vale Overseas, Ltd.	6.875		11-21-36	3,660,000	3,037,800
Votorantim Cimentos SA	7.250		04-05-41	5,900,000	5,310,000
Chile 1.5%					8,299,271
Corp. Nacional del Cobre de Chile	5.625		09-21-35	2,500,000	2,611,535
Empresa Electrica Angamos SA (S)	4.875		05-25-29	6,000,000	5,687,736
China 0.6%					3,444,540
Geely Automobile Holdings, Ltd. (S)	5.250		10-06-19	3,300,000	3,444,540
Colombia 1.5%					7,905,195
Ecopetrol SA	5.875		05-28-45	4,950,000	3,990,195
Grupo Aval, Ltd.	4.750		09-26-22	3,200,000	3,000,000
Pacific Exploration and Production Corp. (I)(S)	5.125		03-28-23	4,800,000	732,000
Pacific Exploration and Production Corp. (I)(S)	5.375		01-26-19	1,200,000	183,000
Costa Rica 1.4%					7,503,500
Banco Nacional de Costa Rica	6.250		11-01-23	2,500,000	2,487,500
Instituto Costarricense de Electricidad	6.375		05-15-43	6,600,000	5,016,000
Croatia 0.8%					4,372,213
Hrvatska Elektroprivreda	5.875		10-23-22	4,200,000	4,372,213
Guatemala 0.5%					2,581,250
Agromercantil Senior Trust (S)	6.250		04-10-19	2,500,000	2,581,250
India 0.8%					4,345,200
Vedanta Resources PLC (S)	7.125		05-31-23	4,100,000	2,911,000
Vedanta Resources PLC	7.125		05-31-23	2,020,000	1,434,200
Indonesia 7.4%					40,490,823
Pelabuhan Indonesia III PT (S)	4.875		10-01-24	7,100,000	7,334,300
Pertamina Persero PT (S)	6.000		05-03-42	17,800,000	17,077,195
Pertamina Persero PT (S)	6.450		05-30-44	9,700,000	9,743,078
Perusahaan Listrik Negara PT (S)	5.250		10-24-42	6,850,000	6,336,250
Israel 2.0%					11,127,680
Israel Electric Corp., Ltd. (S)	5.000		11-12-24	6,000,000	6,404,160
Israel Electric Corp., Ltd. (S)	6.875		06-21-23	4,000,000	4,723,520
Kazakhstan 0.5%					2,813,633
KazAgro National Management Holding JSC (S)	4.625		05-24-23	2,550,000	2,203,073
Kazakhstan Temir Zholy Finance BV (S)	6.375		10-06-20	600,000	610,560

2SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Debt Fund

	Rate (%	)	Maturity date	Par value^		Value
Luxembourg 0.8%						$4,607,634
Millicom International Cellular SA (S)	6.625		10-15-21		4,650,000	4,607,634
Mauritius 1.0%						5,398,257
MTN Mauritius Investments, Ltd. (S)	4.755		11-11-24		5,950,000	5,398,257
Mexico 13.2%						71,980,157
Alpek SAB de CV	4.500		11-20-22		4,850,000	4,995,500
America Movil SAB de CV	7.125		12-09-24	MXN	105,000,000	5,467,674
BBVA Bancomer SA	6.500		03-10-21		3,700,000	4,040,400
Credito Real SAB de CV (S)	7.500		03-13-19		6,720,000	6,945,852
Grupo Cementos De Chihuahua SAB de CV	8.125		02-08-20		1,605,000	1,676,824
Grupo Televisa SAB	8.500		03-11-32		1,200,000	1,526,419
Mexichem SAB de CV (S)	4.875		09-19-22		1,800,000	1,887,660
Mexichem SAB de CV (S)	5.875		09-17-44		3,300,000	2,978,250
Mexichem SAB de CV	6.750		09-19-42		300,000	299,250
Mexichem SAB de CV (S)	6.750		09-19-42		1,600,000	1,596,000
Nemak SAB de CV (S)	5.500		02-28-23		6,220,000	6,422,150
Office Depot de Mexico SA de CV	6.875		09-20-20		150,000	154,650
Office Depot de Mexico SA de CV (S)	6.875		09-20-20		4,000,000	4,124,000
Petroleos Mexicanos	5.500		01-21-21		1,710,000	1,776,263
Petroleos Mexicanos	6.625		06-15-35		10,880,000	10,627,040
Sixsigma Networks Mexico SA de CV (S)	8.250		11-07-21		8,950,000	8,681,500
Trust F/1401 (S)	5.250		12-15-24		1,850,000	1,910,125
Trust F/1401 (S)	6.950		01-30-44		6,600,000	6,870,600
Netherlands 0.3%						1,820,250
GTH Finance BV (S)	7.250		04-26-23		1,800,000	1,820,250
Paraguay 0.2%						997,500
Telefonica Celular del Paraguay SA	6.750		12-13-22		1,000,000	997,500
Peru 3.1%						17,195,455
Abengoa Transmision Sur SA (S)	6.875		04-30-43		5,250,000	5,460,000
Banco de Credito del Peru (6.125% to 4-24-22, then 3 month LIBOR + 7.043%)	6.125		04-24-27		2,900,000	3,132,000
BBVA Banco Continental SA (5.250% to 9-22-24, then 5 Year CMT + 2.750%) (S)	5.250		09-22-29		2,300,000	2,366,700
Kallpa Generacion SA (S)	4.875		05-24-26		2,890,000	2,903,005
San Miguel Industrias Pet SA (S)	7.750		11-06-20		3,175,000	3,333,750
Russia 6.9%						37,722,055
EDC Finance, Ltd.	4.875		04-17-20		3,150,000	3,106,470
Eurochem Mineral & Chemical Company OJSC	5.125		12-12-17		2,850,000	2,903,623
Gazprom Neft OAO (S)	4.375		09-19-22		2,700,000	2,578,500
Gazprom Neft OAO	6.000		11-27-23		2,200,000	2,252,250
Lukoil International Finance BV	4.563		04-24-23		2,620,000	2,581,578
Metalloinvest Finance, Ltd.	5.625		04-17-20		4,000,000	4,067,016
Mobile Telesystems OJSC (S)	8.625		06-22-20		2,650,000	3,067,375
Rosneft Oil Company (S)	4.199		03-06-22		2,900,000	2,797,340
Russian Agricultural Bank OJSC (S)	5.100		07-25-18		2,200,000	2,260,720
Russian Agricultural Bank OJSC	7.750		05-29-18		600,000	644,568
Sberbank of Russia (S)	6.125		02-07-22		200,000	214,716
Sberbank of Russia	6.125		02-07-22		2,500,000	2,683,950
Severstal OAO	5.900		10-17-22		3,350,000	3,551,261
VimpelCom Holdings BV (S)	7.504		03-01-22		2,230,000	2,380,525
Vnesheconombank	6.902		07-09-20		2,475,000	2,632,163
South Africa 0.4%						2,129,360
AngloGold Ashanti Holdings PLC	8.500		07-30-20		2,000,000	2,129,360
Thailand 0.9%						4,683,944
PTT Global Chemical PCL (S)	4.250		09-19-22		1,400,000	1,500,423

SEE NOTES TO FUND'S INVESTMENTS3

Emerging Markets Debt Fund

	Rate (%	)	Maturity date	Par value^	Value
Thailand (continued)
PTTEP Canada International Finance, Ltd. (S)	6.350		06-12-42	2,600,000	$3,183,521
Turkey 2.3%					12,673,388
Export Credit Bank of Turkey (S)	5.000		09-23-21	8,600,000	8,609,099
Turkcell Iletisim Hizmetleri AS (S)	5.750		10-15-25	4,100,000	4,064,289
Venezuela 2.8%					15,257,000
Petroleos de Venezuela SA	9.750		05-17-35	40,150,000	15,257,000
Foreign government obligations 34.4%					$187,994,207
(Cost $189,436,214)
Angola 0.8%					4,279,000
Republic of Angola Bond (S)	9.500		11-12-25	4,400,000	4,279,000
Argentina 5.9%					32,446,193
Republic of Argentina
Bond (S)	7.625		04-22-46	1,550,000	1,585,650
Bond	8.280		12-31-33	20,792,224	22,611,543
Bond (S)	9.950		06-09-21	5,600,000	6,160,000
Note (S)	6.250		04-22-19	2,000,000	2,089,000
Bahrain 0.4%					1,995,000
Kingdom of Bahrain Bond (S)	6.125		08-01-23	2,000,000	1,995,000
Bolivia 0.2%					874,000
Republic of Bolivia Bond	4.875		10-29-22	800,000	874,000
Brazil 0.7%					3,698,000
Federative Republic of Brazil Bond	5.625		01-07-41	4,300,000	3,698,000
Colombia 2.1%					11,499,050
Republic of Colombia
Bond	4.000		02-26-24	7,400,000	7,333,400
Bond	4.375		07-12-21	500,000	518,750
Bond	5.000		06-15-45	2,000,000	1,855,000
Bond	5.625		02-26-44	1,810,000	1,791,900
Costa Rica 0.2%					920,000
Republic of Costa Rica Bond	4.250		01-26-23	1,000,000	920,000
Croatia 1.0%					5,360,182
Republic of Croatia Bond	5.500		04-04-23	5,100,000	5,360,182
Dominican Republic 1.5%					8,016,750
Government of Dominican Republic
Bond	5.875		04-18-24	3,500,000	3,570,000
Bond (S)	6.875		01-29-26	2,650,000	2,855,375
Bond	7.500		05-06-21	1,450,000	1,591,375
Egypt 0.5%					2,576,250
Arab Republic of Egypt Bond (S)	5.875		06-11-25	3,000,000	2,576,250
Ghana 0.5%					2,800,280
Republic of Ghana Bond (S)	10.750		10-14-30	2,800,000	2,800,280

4SEE NOTES TO FUND'S INVESTMENTS

Emerging Markets Debt Fund

	Rate (%	)	Maturity date	Par value^		Value
Hungary 2.6%						$14,473,658
Republic of Hungary
Bond	5.375		02-21-23		4,700,000	5,170,658
Bond	5.375		03-25-24		8,400,000	9,303,000
Indonesia 1.7%						9,419,444
Republic of Indonesia
Bond (S)	5.375		10-17-23		2,650,000	2,919,457
Bond	5.875		01-15-24		1,100,000	1,243,153
Bond	6.625		02-17-37		4,450,000	5,256,834
Jamaica 0.5%						2,775,000
Government of Jamaica Bond	7.625		07-09-25		2,500,000	2,775,000
Kazakhstan 0.6%						3,261,975
Republic of Kazakhstan Bond (S)	5.125		07-21-25		3,100,000	3,261,975
Kenya 0.5%						2,982,525
Republic of Kenya Bond (S)	6.875		06-24-24		3,250,000	2,982,525
Mexico 4.4%						24,328,688
Government of Mexico
Bond	4.600		01-23-46		11,364,000	11,008,875
Bond	7.750		05-29-31	MXN	222,440,400	13,319,813
Montenegro 0.3%						1,575,226
Republic of Montenegro Bond (S)	5.750		03-10-21	EUR	1,400,000	1,575,226
Namibia 0.6%						3,323,670
Republic of Namibia Bond (S)	5.250		10-29-25		3,400,000	3,323,670
Panama 1.7%						9,170,625
Republic of Panama
Bond	4.000		09-22-24		3,800,000	3,933,000
Bond	6.700		01-26-36		3,050,000	3,820,125
Bond	8.875		09-30-27		1,000,000	1,417,500
Peru 0.5%						2,766,500
Republic of Peru Bond	6.550		03-14-37		2,200,000	2,766,500
Philippines 0.5%						2,641,508
Republic of Philippines Bond	5.500		03-30-26		2,100,000	2,641,508
Qatar 1.0%						5,524,101
Government of Qatar
Note (S)	2.375		06-02-21		3,800,000	3,753,351
Note (S)	3.250		06-02-26		1,800,000	1,770,750
Turkey 4.4%						24,189,582
Republic of Turkey
Bond	4.250		04-14-26		5,000,000	4,862,500
Bond	6.000		01-14-41		7,650,000	8,022,632
Bond	6.250		09-26-22		3,560,000	3,920,130
Bond	6.875		03-17-36		6,400,000	7,384,320
Uruguay 1.3%						7,097,000
Republic of Uruguay
Bond	4.375		10-27-27		650,000	671,125

SEE NOTES TO FUND'S INVESTMENTS5

Emerging Markets Debt Fund

	Rate (%	)	Maturity date	Par value^	Value
Uruguay (continued)
Bond	5.100		06-18-50	3,700,000	$3,450,250
Bond	7.625		03-21-36	2,300,000	2,975,625
	Yield	* (%)	Maturity date	Par value^	Value
Short-term investments 1.8%					$9,712,460
(Cost $9,712,460)
U.S. Government Agency 0.4%					2,320,000
Federal Home Loan Bank Discount Note	0.155		06-01-16	2,320,000	2,320,000
			Yield (%)	Shares	Value
Money market funds 0.2%					$1,085,460
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class			0.1700(Y)	1,085,460	1,085,460
				Par value^	Value
Repurchase agreement 1.2%					$6,307,000
Barclays Tri-Party Repurchase Agreement dated 5-31-16 at 0.290% to be repurchased at $6,307,051 on 6-1-16, collateralized by $6,181,500 U.S. Treasury Inflation Indexed Notes, 0.625% due 1-15-26 (valued at $6,433,217, including interest)				6,307,000	6,307,000
Total investments (Cost $564,343,502)† 95.9%					$524,432,909
Other assets and liabilities, net 4.1%					$22,185,232
Total net assets 100.0%					$546,618,141

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Currency Abbreviations
EUR	Euro
MXN	Mexican Peso
Key to Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
(I)	Non-income producing security.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $234,129,114 or 42.8% of the fund's net assets as of 5-31-16.
(Y)	The rate shown is the annualized seven-day yield as of 5-31-16.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 5-31-16, the aggregate cost of investment securities for federal income tax purposes was $567,396,590. Net unrealized depreciation aggregated to $42,963,681, of which $12,731,152 related to appreciated investment securities and $55,694,833 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 5-31-16:

Foreign government obligations	34.4%
Energy	20.0%
Financials	10.3%
Materials	8.7%
Utilities	7.7%
Telecommunication services	5.1%
Industrials	2.4%
Consumer discretionary	2.1%
Information technology	1.6%
Consumer staples	1.2%
Health care	0.6%
Short-term investments and other	5.9%
TOTAL	100.0%

6SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of May 31, 2016, all investments are categorized as Level 2 under the hierarchy described above, except for money market funds and futures which are categorized as Level 1.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in

       7

the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended May 31, 2016, the fund used futures contracts to manage duration of the fund, manage against anticipated interest rate changes and gain exposure to the treasuries market. The following table summarizes the contracts held at May 31, 2016.

Open contracts	Number of contracts	Position	Expiration date	Notional basis	Notional value	Unrealized appreciation (depreciation)
30 Year U.S. Treasury Bond Future	68	Short	Sep 2016	($11,062,072)	($11,105,250)	($43,178)
						($43,178)

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended May 31, 2016, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies and maintain diversity and liquidity of the fund. The following table summarizes the contracts held at May 31, 2016.

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
BRL	21,700,000	USD	5,425,678	State Street Bank & Trust Company	6/6/2016	$571,940	—	$571,940
CNY	36,500,000	USD	5,400,607	Standard Chartered Bank	6/8/2016	141,318	—	141,318
CNY	36,500,000	USD	5,426,702	Standard Chartered Bank	6/8/2016	115,223	—	115,223
MXN	98,000,000	USD	5,469,208	Goldman Sachs	7/8/2016	—	($181,604)	(181,604)
MXN	196,000,000	USD	10,994,250	Goldman Sachs	7/8/2016	—	(419,043)	(419,043)
MXN	298,000,000	USD	16,689,535	Goldman Sachs	7/8/2016	—	(610,904)	(610,904)
RUB	385,000,000	USD	5,475,750	HSBC	7/8/2016	240,168	—	240,168
RUB	385,000,000	USD	5,526,845	Goldman Sachs	7/8/2016	189,074	—	189,074
RUB	706,300,000	USD	10,595,560	Goldman Sachs	7/8/2016	—	(109,447)	(109,447)
USD	5,840,713	BRL	21,700,000	State Street Bank & Trust Company	6/6/2016	—	(156,905)	(156,905)
USD	10,944,528	CNY	73,000,000	Standard Chartered Bank	6/8/2016	—	(135,369)	(135,369)
USD	16,534,792	EUR	14,600,000	Citigroup	7/8/2016	268,214	—	268,214
USD	1,581,688	EUR	1,385,258	Goldman Sachs	7/8/2016	38,304	—	38,304
USD	24,599,109	JPY	2,696,062,320	Goldman Sachs	7/8/2016	219,402	—	219,402
USD	5,551,307	MXN	98,000,000	Goldman Sachs	7/8/2016	263,703	—	263,703
USD	11,102,614	MXN	196,000,000	Goldman Sachs	7/8/2016	527,406	—	527,406
USD	8,027,152	MXN	149,000,000	Goldman Sachs	7/8/2016	—	(12,164)	(12,164)
USD	8,030,181	MXN	149,000,000	Goldman Sachs	7/8/2016	—	(9,136)	(9,136)
USD	5,670,938	RUB	385,000,000	Goldman Sachs	7/8/2016	—	(44,980)	(44,980)
USD	5,670,938	RUB	385,000,000	Goldman Sachs	7/8/2016	—	(44,980)	(44,980)
USD	10,701,515	RUB	706,300,000	Goldman Sachs	7/8/2016	215,403	—	215,403
						$2,790,155	($1,724,532)	$1,065,623

Currency abbreviations
BRL	Brazilian Real
CNY	Chinese Yuan Renminbi
EUR	Euro
JPY	Japanese Yen
MXN	Mexican Peso
RUB	Russian Ruble
USD	U.S. Dollar

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       8

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	358Q3	05/16
This report is for the information of the shareholders of John Hancock Emerging Markets Debt Fund.		7/16

John Hancock

Equity Income Fund

Quarterly portfolio holdings 5/31/16

Fund's investmentsEquity Income Fund

As of 5-31-16 (unaudited)
	Shares	Value
Common stocks 97.4%		$1,725,358,761
(Cost $1,466,394,078)
Consumer discretionary 8.8%		155,570,431
Auto components 0.5%
Johnson Controls, Inc.	214,800	9,483,420
Automobiles 0.5%
General Motors Company	269,439	8,428,052
Hotels, restaurants and leisure 1.6%
Carnival Corp.	250,200	11,944,548
Las Vegas Sands Corp.	349,400	16,156,256
Leisure products 1.1%
Mattel, Inc.	599,000	19,096,120
Media 3.7%
Comcast Corp., Class A	319,400	20,218,020
News Corp., Class A	896,900	10,726,924
The Walt Disney Company	100,700	9,991,454
Time Warner, Inc.	26,366	1,994,852
Twenty-First Century Fox, Inc., Class B	773,700	22,622,988
Multiline retail 1.2%
Kohl's Corp.	337,900	12,177,916
Macy's, Inc.	264,100	8,770,761
Specialty retail 0.2%
Staples, Inc.	449,900	3,959,120
Consumer staples 4.6%		81,535,984
Beverages 1.4%
Diageo PLC	325,314	8,827,456
PepsiCo, Inc.	167,900	16,986,443
Food and staples retailing 0.9%
Wal-Mart Stores, Inc.	224,400	15,883,032
Food products 1.9%
Archer-Daniels-Midland Company	495,100	21,175,427
Kellogg Company	138,400	10,292,808
McCormick & Company, Inc.	16,800	1,630,776
Personal products 0.2%
Avon Products, Inc.	781,900	3,049,410
Tobacco 0.2%
Philip Morris International, Inc.	37,400	3,690,632
Energy 11.6%		205,372,332
Oil, gas and consumable fuels 11.6%
Anadarko Petroleum Corp.	48,236	2,501,519
Apache Corp.	424,300	24,244,502
Canadian Natural Resources, Ltd.	687,700	20,452,198
Chevron Corp.	177,960	17,973,960
Columbia Pipeline Group, Inc.	482,500	12,323,050
EQT Corp.	65,860	4,824,245
Exxon Mobil Corp.	517,124	46,034,378
Hess Corp.	253,200	15,174,276
Occidental Petroleum Corp.	176,400	13,307,616
Royal Dutch Shell PLC, ADR, Class A	579,200	28,085,408

2SEE NOTES TO FUND'S INVESTMENTS

Equity Income Fund

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Total SA, ADR	421,500	$20,451,180
Financials 23.3%		413,233,425
Banks 9.1%
Bank of America Corp.	1,695,622	25,078,249
Citigroup, Inc.	424,900	19,787,593
Fifth Third Bancorp	597,200	11,269,164
JPMorgan Chase & Co.	853,814	55,728,440
Royal Bank of Scotland Group PLC (I)	2,772,871	9,873,389
The PNC Financial Services Group, Inc.	138,600	12,437,964
U.S. Bancorp	123,600	5,292,552
Wells Fargo & Company	422,100	21,408,912
Capital markets 6.1%
Ameriprise Financial, Inc.	208,900	21,238,863
Morgan Stanley	871,200	23,844,744
Northern Trust Corp.	323,800	23,993,580
Och-Ziff Capital Management Group LLC, Class A	525,200	2,116,556
State Street Corp.	336,600	21,225,996
The Bank of New York Mellon Corp.	385,300	16,205,718
Consumer finance 1.3%
American Express Company	360,000	23,673,600
Insurance 5.1%
Chubb, Ltd.	25,904	3,279,705
Loews Corp.	626,000	25,340,480
Marsh & McLennan Companies, Inc.	357,900	23,646,453
MetLife, Inc.	587,300	26,751,515
Willis Towers Watson PLC	51,082	6,539,518
XL Group PLC	143,300	4,922,355
Real estate investment trusts 1.7%
Rayonier, Inc.	415,500	10,773,915
The Macerich Company	42,200	3,220,704
Weyerhaeuser Company	494,713	15,583,460
Health care 9.4%		167,300,826
Biotechnology 0.5%
Gilead Sciences, Inc.	110,500	9,620,130
Health care equipment and supplies 0.9%
Becton, Dickinson and Company	67,400	11,218,730
Medtronic PLC	58,500	4,708,080
Health care providers and services 1.1%
Anthem, Inc.	142,892	18,884,607
Pharmaceuticals 6.9%
Bristol-Myers Squibb Company	297,600	21,337,920
GlaxoSmithKline PLC	529,138	11,058,364
Johnson & Johnson	275,100	31,001,019
Merck & Company, Inc.	322,700	18,155,102
Pfizer, Inc.	1,190,688	41,316,874
Industrials 13.3%		235,508,909
Aerospace and defense 2.0%
The Boeing Company	249,300	31,449,195

SEE NOTES TO FUND'S INVESTMENTS3

Equity Income Fund

	Shares	Value
Industrials (continued)
Aerospace and defense (continued)
United Technologies Corp.	40,600	$4,083,548
Air freight and logistics 0.9%
United Parcel Service, Inc., Class B	151,500	15,618,135
Airlines 0.3%
Southwest Airlines Company	126,100	5,356,728
Commercial services and supplies 1.4%
Tyco International PLC	575,200	24,515,024
Electrical equipment 1.0%
Emerson Electric Company	328,700	17,098,974
Industrial conglomerates 2.9%
General Electric Company	1,725,700	52,167,911
Machinery 3.7%
Cummins, Inc.	87,100	9,970,337
Deere & Company	191,000	15,717,390
Flowserve Corp.	124,500	5,992,185
Illinois Tool Works, Inc.	182,700	19,371,681
Pentair PLC	240,300	14,475,672
Road and rail 1.1%
Canadian Pacific Railway, Ltd.	49,700	6,440,623
Union Pacific Corp.	157,400	13,251,506
Information technology 10.7%		190,097,334
Communications equipment 2.3%
Cisco Systems, Inc.	697,500	20,262,375
Harris Corp.	253,586	19,974,969
Electronic equipment, instruments and components 0.2%
TE Connectivity, Ltd.	80,400	4,824,000
Semiconductors and semiconductor equipment 4.4%
Analog Devices, Inc.	230,500	13,484,250
Applied Materials, Inc.	945,100	23,079,342
QUALCOMM, Inc.	406,300	22,313,996
Texas Instruments, Inc.	313,400	18,992,040
Software 2.0%
CA, Inc.	100,500	3,248,160
Microsoft Corp.	599,200	31,757,600
Technology hardware, storage and peripherals 1.8%
Apple, Inc.	49,800	4,973,028
Dell, Inc. (I)(R)	1,010,600	13,895,750
Western Digital Corp.	285,600	13,291,824
Materials 5.1%		89,888,285
Chemicals 2.1%
CF Industries Holdings, Inc.	401,400	11,102,724
E.I. du Pont de Nemours & Company	381,900	24,980,079
Ingevity Corp. (I)	9,387	273,537
Construction materials 0.8%
Vulcan Materials Company	122,700	14,325,225
Containers and packaging 1.3%
International Paper Company	501,125	21,127,430
WestRock Company	56,326	2,231,073

4SEE NOTES TO FUND'S INVESTMENTS

Equity Income Fund

					Shares	Value
Materials (continued)
Metals and mining 0.9%
Nucor Corp.					326,700	$15,848,217
Telecommunication services 2.8%						49,213,529
Diversified telecommunication services 2.4%
CenturyLink, Inc.					309,898	8,404,434
Telefonica SA					667,628	6,973,542
Verizon Communications, Inc.					533,177	27,138,709
Wireless telecommunication services 0.4%
Vodafone Group PLC					2,005,209	6,696,844
Utilities 7.8%						137,637,706
Electric utilities 5.6%
Edison International					224,500	16,080,935
Entergy Corp.					240,500	18,258,760
Exelon Corp.					310,400	10,637,408
FirstEnergy Corp.					499,075	16,374,651
PG&E Corp.					357,600	21,484,608
Xcel Energy, Inc.					396,900	16,419,753
Independent power and renewable electricity producers 1.0%
AES Corp.					1,611,500	17,871,535
Multi-utilities 1.2%
NiSource, Inc.					859,600	20,510,056
	Rate (%	)	Maturity date		Par value^	Value
Corporate bonds 0.2%						$3,452,709
(Cost $3,334,161)
Health care 0.0%						658,209
Pharmaceuticals 0.0%
Valeant Pharmaceuticals International, Inc. (S)	5.875		05-15-23		783,000	658,209
Information technology 0.2%						2,794,500
Technology hardware, storage and peripherals 0.2%
Western Digital Corp. (S)	10.500		04-01-24		2,700,000	2,794,500
			Yield (%	)	Shares	Value
Short-term investments 2.3%
(Cost $40,359,756)
Money market funds 2.3%						$40,359,756
State Street Institutional U.S. Government Money Market Fund, Premier Class			0.2421(Y	)	1,500,000	1,500,000
T. Rowe Price Reserve Investment Fund			0.3193(Y	)	38,859,756	38,859,756
Total investments (Cost $1,510,087,995)† 99.9%						$1,769,171,226
Other assets and liabilities, net 0.1%						$1,157,770
Total net assets 100.0%						$1,770,328,996

SEE NOTES TO FUND'S INVESTMENTS5

Equity Income Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(R)	Direct placement securities are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to fund's investments.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(Y)	The rate shown is the annualized seven-day yield as of 5-31-16.
†	At 5-31-16, the aggregate cost of investment securities for federal income tax purposes was $1,526,511,833. Net unrealized appreciation aggregated to $242,659,393, of which $313,722,840 related to appreciated investment securities and $71,063,447 related to depreciated investment securities.

6SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of May 31, 2016, by major security category or type:

	Total value at 5-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$155,570,431	$155,570,431	—	—
Consumer staples	81,535,984	72,708,528	$8,827,456	—
Energy	205,372,332	205,372,332	—	—
Financials	413,233,425	403,360,036	9,873,389	—
Health care	167,300,826	156,242,462	11,058,364	—
Industrials	235,508,909	235,508,909	—	—
Information technology	190,097,334	176,201,584	13,895,750	—
Materials	89,888,285	89,888,285	—	—
Telecommunication services	49,213,529	35,543,143	13,670,386	—
Utilities	137,637,706	137,637,706	—	—
Corporate bonds	3,452,709	—	3,452,709	—
Short-term investments	40,359,756	40,359,756	—	—
Total investments in securities	$1,769,171,226	$1,708,393,172	$60,778,054	—

Direct placement securities. The fund may hold private placement securities which are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. The following table summarizes the direct placement securities held at May 31, 2016.

       7

Issuer, Description	Acquisition date	Acquisition cost	Beginning share amount	Ending share amount	Value as a percentage of fund's net assets	Value as of 5-31-16
Dell, Inc.	11-26-08 to 10-17-12	$11,534,342	1,010,600	1,010,600	0.78%	$13,895,750

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       8

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	458Q3	05/16
This report is for the information of the shareholders of John Hancock Equity Income Fund.		7/16

John Hancock

Floating Rate Income Fund

Quarterly portfolio holdings 5/31/16

Fund's investmentsFloating Rate Income Fund

As of 5-31-16 (unaudited)
	Rate (%	)		Maturity date	Par value^	Value
Term loans (M) 85.4%						$1,871,217,268
(Cost $2,071,550,696)
Consumer discretionary 27.2%						595,794,796
Auto components 0.5%
CS Intermediate Holdco 2 LLC	4.000			04-04-21	10,005,554	9,995,128
Automobiles 0.1%
FCA US LLC	3.250			12-31-18	59,245	59,260
FCA US LLC	3.500			05-24-17	3,083,242	3,083,794
Diversified consumer services 2.5%
Ascent Capital Group, Inc.	4.250			03-23-18	5,955,400	5,799,071
Laureate Education, Inc.	5.000			06-15-18	24,382,882	23,631,085
Monitronics International, Inc.	4.500			04-11-22	9,359,524	8,797,952
The ServiceMaster Company LLC	4.250			07-01-21	17,533,789	17,610,500
Hotels, restaurants and leisure 9.4%
Aristocrat International Pty, Ltd.	4.750			10-20-21	14,951,798	15,019,544
Boyd Gaming Corp.	4.000			08-14-20	2,259,071	2,261,895
Caesars Entertainment Resort Properties LLC	7.000			10-11-20	12,646,855	12,109,364
Caesars Growth Properties Holdings LLC	6.250			05-08-21	2,978,464	2,779,899
CCM Merger, Inc.	4.500			08-08-21	10,703,853	10,730,613
CityCenter Holdings LLC	4.250			10-16-20	9,502,513	9,530,232
Equinox Holdings, Inc.	5.000			01-31-20	12,529,518	12,506,025
Equinox Holdings, Inc.	9.750			07-31-20	8,520,000	8,488,050
Fitness & Sports Clubs LLC	5.500			07-01-20	11,249,748	11,165,375
Four Seasons Holdings, Inc.	3.500			06-27-20	7,438,219	7,441,321
Hilton Worldwide Finance LLC	3.500			10-26-20	14,135,314	14,172,617
La Quinta Intermediate Holdings LLC	3.750			04-14-21	11,852,657	11,689,683
Landry's, Inc.	4.000			04-24-18	11,788,119	11,795,486
Life Time Fitness, Inc.	4.250			06-10-22	8,175,706	8,134,828
Mohegan Tribal Gaming Authority	5.500			06-15-18	15,417,468	15,340,380
NCL Corp., Ltd.	4.000			11-19-21	5,401,625	5,397,125
New Red Finance, Inc.	3.750			12-10-21	11,339,963	11,361,226
Pinnacle Entertainment, Inc.	3.750			04-28-23	2,929,733	2,940,720
QCE LLC, PIK	10.000			07-01-19	7,719,850	514,682
Scientific Games International, Inc. (T)			TBD	10-01-21	3,377,317	3,343,544
Station Casinos LLC (T)			TBD	05-23-23	10,170,000	10,182,713
Station Casinos LLC	4.250			03-02-20	7,557,665	7,569,478
World Endurance Holdings	5.250			06-26-21	10,975,141	10,920,265
Household durables 0.2%
Libbey Glass, Inc.	3.750			04-09-21	3,934,378	3,929,460
Media 6.5%
Acosta, Inc.	4.250			09-26-21	10,542,086	10,458,624
Charter Communications Operating LLC	3.500			01-24-23	11,040,000	11,083,376
Checkout Holding Corp.	4.500			04-09-21	8,832,675	7,780,112
Crossmark Holdings, Inc.	4.500			12-20-19	8,977,286	6,059,668
McGraw-Hill Global Education Holdings LLC	5.000			05-04-22	8,470,000	8,508,818
MediArena Acquisition BV	6.750			08-13-21	4,761,421	3,832,944
MediArena Acquisition BV	10.000			08-13-22	2,550,000	1,657,500
NEP/NCP Holdco, Inc.	4.250			01-22-20	20,003,687	19,353,567
Neptune Finco Corp.	5.000			10-09-22	19,880,000	19,979,400
Numericable US LLC	5.000			01-15-24	11,470,000	11,484,338
RentPath LLC	6.250			12-17-21	7,675,035	6,993,876

2SEE NOTES TO FUND'S INVESTMENTS

Floating Rate Income Fund

	Rate (%	)		Maturity date	Par value^	Value
Consumer discretionary (continued)
Media (continued)
Telenet Group Holding NV (T)			TBD	06-30-24	6,100,000	$6,119,063
Univision Communications, Inc.	4.000			03-01-20	18,715,356	18,708,675
Virgin Media Investment Holdings, Ltd.	3.649			06-30-23	10,956,742	10,949,138
Multiline retail 1.6%
Dollar Tree, Inc.	3.500			07-06-22	7,564,277	7,576,433
Dollar Tree, Inc.	4.250			07-06-22	6,730,000	6,723,694
Neiman Marcus Group, Ltd.	4.250			10-25-20	13,400,577	12,265,722
PET Acquisition Merger Sub LLC	5.750			01-26-23	8,852,813	8,909,727
Specialty retail 6.1%
Academy, Ltd.	5.000			07-01-22	19,661,526	19,030,725
Allflex Holdings III, Inc.	4.250			07-20-20	5,039,388	5,014,191
Allflex Holdings III, Inc.	8.000			07-19-21	10,850,000	10,687,250
Bass Pro Group LLC	4.000			06-05-20	15,138,566	14,864,180
CWGS Group LLC	5.750			02-20-20	20,383,214	20,370,475
J Crew Group, Inc.	4.000			03-05-21	15,078,667	11,198,610
KAR Auction Services, Inc.	4.250			03-09-23	6,950,000	6,984,750
Michaels Stores, Inc.	3.750			01-28-20	9,287,747	9,299,356
Michaels Stores, Inc.	4.000			01-28-20	2,245,598	2,251,212
Party City Holdings, Inc.	4.250			08-19-22	10,910,026	10,877,296
PetSmart, Inc.	4.250			03-11-22	11,175,459	11,166,575
Spencer Gifts LLC	5.250			06-29-22	6,729,935	5,972,818
TOMS Shoes LLC	6.500			10-28-20	9,266,400	5,374,512
Textiles, apparel and luxury goods 0.3%
Kate Spade & Company	4.000			04-10-21	5,990,553	5,956,856
Consumer staples 6.7%						147,678,431
Food and staples retailing 3.1%
AdvancePierre Foods, Inc. (T)			TBD	05-26-23	21,433,988	21,527,762
AdvancePierre Foods, Inc.	9.500			10-10-17	10,890,466	10,904,079
CSM Bakery Solutions LLC	5.000			07-03-20	12,297,918	12,226,184
CSM Bakery Solutions LLC	8.750			07-03-21	17,920,000	17,203,200
Hearthside Group Holdings LLC	4.500			06-02-21	6,315,936	6,296,040
Food products 2.4%
Candy Intermediate Holdings, Inc.	7.500			06-18-18	10,775,213	10,775,213
Dole Food Company, Inc.	4.502			11-01-18	12,400,777	12,362,024
Keurig Green Mountain, Inc.	5.250			03-03-23	7,397,733	7,419,313
Shearer's Foods LLC	4.938			06-30-21	5,821,350	5,704,923
Shearer's Foods LLC	7.750			06-30-22	6,860,000	6,105,400
The Brickman Group, Ltd.	4.000			12-18-20	10,721,871	10,686,692
Household products 1.2%
Anchor Hocking LLC	10.000			06-04-18	3,489,352	3,140,417
KIK Custom Products, Inc.	6.000			08-26-22	6,048,083	5,972,482
The Sun Products Corp.	5.500			03-23-20	17,463,851	17,354,702
Energy 6.7%						147,082,430
Energy equipment and services 1.9%
Expro FinServices Sarl	5.750			09-02-21	13,380,709	10,671,115
Hercules Offshore, Inc. (H)	10.500			05-06-20	7,127,011	5,986,689
KCA Deutag US Finance LLC	6.250			05-15-20	18,483,545	13,423,675
Pacific Drilling SA	4.500			06-03-18	25,542,463	8,407,736
Paragon Offshore Finance Company (H)	3.750			07-18-21	15,399,825	4,119,453

SEE NOTES TO FUND'S INVESTMENTS3

Floating Rate Income Fund

	Rate (%	)		Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels 4.8%
Bowie Resource Holdings LLC	6.750			08-14-20	10,348,673	$9,003,345
EP Energy LLC	3.500			05-24-18	11,666,667	9,450,000
FTS International, Inc.	5.750			04-16-21	6,137,273	1,759,354
HFOTCO LLC	4.250			08-19-21	13,258,450	12,860,697
MEG Energy Corp.	3.750			03-31-20	15,320,675	13,396,016
Murray Energy Corp.	7.500			04-16-20	24,655,191	16,857,987
Panda Temple Power II LLC	7.250			04-03-19	6,484,718	5,901,093
Panda Temple Power LLC	7.250			03-04-22	17,404,200	15,141,654
Quicksilver Resources, Inc. (H)	7.000			06-21-19	25,047,929	5,260,065
Samson Investment Company (H)	5.000			09-25-18	23,550,000	294,375
TPF II Power LLC	5.500			10-02-21	8,224,774	8,217,923
Westmoreland Coal Company	7.500			12-16-20	9,109,716	6,331,253
Financials 5.0%						109,566,202
Banks 0.5%
Flying Fortress, Inc.	3.500			04-30-20	10,309,166	10,341,382
Capital markets 1.1%
CEC Entertainment, Inc.	4.000			02-14-21	10,641,424	10,359,427
Gimv NV	4.250			05-08-20	7,935,453	7,022,876
Infinity Acquisition LLC	4.250			08-06-21	7,913,048	7,556,961
Diversified financial services 1.1%
Delos Finance Sarl	3.500			03-06-21	10,198,751	10,233,814
PGX Holdings, Inc.	5.750			09-29-20	2,195,917	2,186,767
TransUnion LLC	3.500			04-09-21	11,996,536	11,981,540
Diversified telecommunication services 0.6%
Communications Sales & Leasing, Inc.	5.000			10-24-22	12,227,357	12,116,553
Insurance 0.0%
Unum Group	4.610			05-06-19	915,000	905,850
Real estate investment trusts 1.1%
Lineage Logistics LLC	4.500			04-07-21	14,220,417	13,651,600
MGM Growth Properties Operating Partnership LP	4.000			04-25-23	9,440,000	9,499,000
Real estate management and development 0.6%
Realogy Group LLC	2.440			10-16-16	1,002,985	990,448
Realogy Group LLC	3.750			03-05-20	12,700,933	12,719,984
Health care 14.2%						310,816,676
Health care equipment and supplies 4.0%
Air Medical Group Holdings, Inc.	4.250			04-28-22	16,932,050	16,745,797
ConvaTec, Inc.	4.250			06-15-20	6,306,927	6,306,927
Curo Health Services Holdings, Inc.	6.500			02-07-22	12,500,483	12,417,142
DJO Finance LLC	4.250			06-08-20	9,505,663	9,279,903
Greatbatch, Ltd.	5.250			10-27-22	13,561,013	13,552,537
Hill-Rom Holdings, Inc.	3.500			09-08-22	4,224,225	4,239,187
Immucor, Inc.	5.000			08-17-18	16,456,321	15,537,515
Sterigenics-Nordion Holdings LLC	4.250			05-15-22	10,676,350	10,649,659
Health care providers and services 6.4%
BioScrip, Inc.	6.500			07-31-20	5,424,857	5,085,804
BioScrip, Inc.	6.500			07-31-20	3,254,914	3,051,482
Catalent Pharma Solutions, Inc.	4.250			05-20-21	4,893,620	4,904,327
CHG Healthcare Services, Inc. (T)			TBD	05-19-23	12,750,000	12,622,500
DaVita HealthCare Partners, Inc.	3.500			06-24-21	7,260,995	7,292,762

4SEE NOTES TO FUND'S INVESTMENTS

Floating Rate Income Fund

	Rate (%	)		Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
Envision Healthcare Corp.	4.250			05-25-18	7,704,116	$7,708,931
Lantheus Medical Imaging, Inc.	7.000			06-30-22	17,378,675	15,293,234
MPH Acquisition Holdings LLC	3.750			03-31-21	9,109,350	9,122,157
MultiPlan, Inc. (T)			TBD	05-25-23	18,180,000	18,307,260
Radnet Management, Inc.	4.292			10-10-18	12,645,213	12,597,793
Radnet Management, Inc.	8.000			03-25-21	20,030,000	19,078,575
Select Medical Corp.	6.000			03-03-21	6,175,000	6,221,313
Team Health, Inc.	4.500			11-23-22	9,087,225	9,109,943
Vizient, Inc.	6.250			02-13-23	8,910,000	8,973,110
Pharmaceuticals 3.8%
Akorn, Inc.	5.250			04-16-21	11,740,789	11,755,465
DPx Holdings BV	4.250			03-11-21	17,492,903	17,197,710
Pharmaceutical Product Development LLC (T)			TBD	08-18-22	1,107,000	1,108,107
Pharmaceutical Product Development LLC	4.250			08-18-22	10,983,165	10,994,148
Phibro Animal Health Corp.	4.000			04-16-21	10,763,528	10,642,439
Valeant Pharmaceuticals International, Inc.	5.000			04-01-22	31,480,023	31,020,949
Industrials 10.9%						239,220,093
Aerospace and defense 1.0%
B/E Aerospace, Inc.	4.000			12-16-21	5,554,545	5,584,057
WP CPP Holdings LLC	4.500			12-28-19	13,221,012	12,758,276
WP CPP Holdings LLC	8.750			04-30-21	5,481,525	4,741,519
Air freight and logistics 1.4%
Syncreon Group BV	5.250			10-28-20	25,107,508	21,215,844
XPO Logistics, Inc.	5.500			11-01-21	10,381,475	10,459,336
Airlines 2.6%
American Airlines, Inc.	3.250			06-27-20	18,095,366	17,987,934
American Airlines, Inc.	3.500			05-23-19	15,800,053	15,797,225
Commercial Barge Line Company	9.750			11-12-20	14,430,000	12,758,530
Delta Air Lines, Inc.	3.250			08-24-22	4,999,850	4,999,850
United Airlines, Inc.	3.250			04-01-19	6,130,547	6,124,416
Building products 0.5%
GYP Holdings III Corp.	4.750			04-01-21	10,477,619	10,294,261
Commercial services and supplies 1.5%
Access CIG LLC	6.000			10-18-21	5,971,293	5,951,391
Nord Anglia Education Finance LLC	5.000			03-31-21	11,870,989	11,759,699
Prime Security Services Borrower LLC	5.500			05-02-22	4,790,000	4,837,900
Waste Industries USA, Inc.	4.250			02-27-20	9,861,379	9,898,359
Electrical equipment 0.7%
Generac Power Systems, Inc.	3.500			05-31-20	11,968,658	11,908,815
Southwire Company	3.000			02-10-21	2,994,348	2,938,204
Industrial conglomerates 0.2%
LS Deco LLC	5.500			05-21-22	4,104,375	4,124,897
Machinery 1.6%
Gardner Denver, Inc.	4.250			07-30-20	9,631,607	8,881,141
Gates Global LLC	4.250			07-06-21	3,577,524	3,446,050
Intelligrated, Inc.	4.504			07-30-18	9,064,434	9,024,777
Mirror BidCo Corp.	4.250			12-28-19	9,418,511	9,363,573
Xerium Technologies, Inc.	6.250			05-17-19	4,344,256	4,322,534

SEE NOTES TO FUND'S INVESTMENTS5

Floating Rate Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Industrials (continued)
Road and rail 0.7%
The Hertz Corp.	3.000		03-11-18	15,153,440	$15,123,133
Trading companies and distributors 0.5%
American Builders & Contractors Supply Company, Inc.	3.500		04-16-20	10,132,103	10,134,210
Transportation infrastructure 0.2%
Atlantic Aviation FBO, Inc.	3.250		06-01-20	4,794,148	4,784,162
Information technology 4.1%					90,310,851
Internet software and services 0.1%
Match Group, Inc.	6.260		11-16-22	2,133,000	2,143,665
IT services 1.2%
First Data Corp.	3.943		09-24-18	6,500,000	6,493,227
First Data Corp.	4.443		03-24-21	20,330,862	20,386,772
Software 1.3%
Activision Blizzard, Inc.	3.250		10-12-20	843,071	845,178
Kronos, Inc.	4.500		10-30-19	9,111,269	9,105,574
Kronos, Inc.	9.750		04-30-20	12,962,690	13,167,928
Sophia LP	4.750		09-30-22	5,153,470	5,148,317
Technology hardware, storage and peripherals 1.5%
CompuCom Systems, Inc.	4.250		05-11-20	32,927,306	21,732,022
Western Digital Corp.	6.250		04-29-23	11,320,000	11,288,168
Materials 3.5%					75,475,634
Containers and packaging 2.2%
Berry Plastics Group, Inc.	4.000		10-01-22	9,954,312	9,989,152
BWAY Holding Company	5.500		08-14-20	13,342,738	13,328,834
Consolidated Container Company LLC	5.000		07-03-19	6,382,652	6,254,998
Consolidated Container Company LLC	7.750		01-03-20	5,100,000	4,335,000
Hilex Poly Company LLC	6.000		12-05-21	6,233,918	6,260,413
Printpack Holdings, Inc.	6.000		05-28-20	6,970,613	6,979,326
Metals and mining 0.4%
Atlas Iron, Ltd.	4.610		05-06-21	9,699,772	3,297,922
Essar Steel Algoma, Inc. (H)	7.500		08-09-19	7,974,450	1,873,996
Fairmount Santrol, Ltd.	4.500		09-05-19	192,489	142,763
FMG Resources August 2006 Pty, Ltd.	4.250		06-30-19	2,841,950	2,659,253
Paper and forest products 0.9%
Coveris Holdings SA	4.500		05-08-19	2,449,334	2,438,618
NewPage Corp. (H)	9.500		02-11-21	22,882,272	2,760,174
NewPage Corp.	11.000		07-26-17	9,496,479	8,990,031
NewPage Corp.	11.000		07-28-17	9,484,852	6,165,154
Telecommunication services 2.7%					58,033,832
Diversified telecommunication services 1.7%
Intelsat Jackson Holdings SA	3.750		06-30-19	12,255,226	11,271,735
Level 3 Financing, Inc.	3.500		05-31-22	4,910,000	4,912,047
Level 3 Financing, Inc.	4.000		01-15-20	7,240,000	7,261,720
Telesat Canada	3.500		03-28-19	13,511,012	13,482,868
Wireless telecommunication services 1.0%
Ziggo BV	3.601		01-15-22	8,034,559	8,014,473
Ziggo BV	3.648		01-15-22	5,191,160	5,178,182
Ziggo BV	3.652		01-15-22	7,932,639	7,912,807

6SEE NOTES TO FUND'S INVESTMENTS

Floating Rate Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Utilities 4.4%					$97,238,323
Electric utilities 2.7%
Chief Power Finance LLC	5.750		12-31-20	16,283,875	13,027,100
Energy Future Intermediate Holding Company LLC	4.250		12-19-16	7,404,917	7,398,749
ExGen Texas Power LLC	5.750		09-16-21	17,419,736	13,064,802
Green Energy Partners	6.500		11-13-21	6,405,000	6,212,850
Moxie Patriot LLC	6.750		12-19-20	10,390,000	9,922,450
Texas Competitive Electric Holdings Company LLC (H)	4.662		10-10-17	32,644,306	10,230,497
Independent power and renewable electricity producers 1.7%
EFS Cogen Holdings I LLC	3.750		12-17-20	3,504,007	3,508,387
Empire Generating Company LLC	5.250		03-14-21	17,439,925	13,951,941
STS Operating, Inc.	4.750		02-12-21	7,548,878	6,643,013
Terra-Gen Finance Company LLC	5.250		12-09-21	6,122,573	4,959,284
Windsor Financing LLC	6.250		12-05-17	8,665,886	8,319,250
Corporate bonds 12.2%					$266,734,880
(Cost $275,295,533)
Consumer discretionary 1.5%					32,480,741
Household durables 0.2%
PulteGroup, Inc.	4.250		03-01-21	220,000	224,675
PulteGroup, Inc.	5.500		03-01-26	3,665,000	3,736,028
Media 1.3%
Charter Communications Operating LLC (S)	3.579		07-23-20	8,990,000	9,269,922
Neptune Finco Corp. (S)	6.625		10-15-25	5,790,000	6,183,778
Numericable-SFR SA (S)	6.250		05-15-24	1,300,000	1,264,250
Numericable-SFR SA (S)	7.375		05-01-26	9,300,000	9,363,938
Virgin Media Secured Finance PLC (S)	5.500		08-15-26	2,420,000	2,438,150
Energy 3.0%					65,501,834
Energy equipment and services 1.0%
Ensco PLC	4.700		03-15-21	7,008,000	5,501,280
Teine Energy, Ltd. (S)	6.875		09-30-22	16,140,000	15,575,100
Oil, gas and consumable fuels 2.0%
Calumet Specialty Products Partners LP (S)	11.500		01-15-21	6,220,000	6,748,700
Crestwood Midstream Partners LP	6.000		12-15-20	7,304,000	7,084,880
Crestwood Midstream Partners LP	6.125		03-01-22	6,170,000	5,828,799
Oasis Petroleum, Inc. (L)	6.500		11-01-21	6,810,000	6,146,025
Oasis Petroleum, Inc. (L)	6.875		03-15-22	3,240,000	2,980,800
Oasis Petroleum, Inc.	6.875		01-15-23	3,508,000	3,165,970
QEP Resources, Inc.	6.875		03-01-21	1,240,000	1,246,200
Sanchez Energy Corp.	6.125		01-15-23	15,589,000	11,224,080
Financials 2.4%					52,360,949
Banks 0.3%
Bank of America Corp.	4.250		10-22-26	2,320,000	2,354,410
Barclays Bank PLC	7.625		11-21-22	200,000	218,250
Citigroup, Inc.	4.450		09-29-27	2,320,000	2,352,025
Wells Fargo & Company	4.300		07-22-27	2,320,000	2,457,685
Capital markets 0.1%
The Goldman Sachs Group, Inc.	4.250		10-21-25	2,320,000	2,362,732
Consumer finance 0.7%
Navient Corp.	5.000		10-26-20	3,970,000	3,711,950
Navient Corp.	6.125		03-25-24	3,280,000	2,889,477

SEE NOTES TO FUND'S INVESTMENTS7

Floating Rate Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Financials (continued)
Consumer finance (continued)
Navient Corp.	8.000		03-25-20	9,028,000	$9,276,270
Diversified financial services 0.4%
Globe Luxembourg SCA (S)	9.625		05-01-18	11,740,000	9,421,350
Real estate investment trusts 0.3%
Communications Sales & Leasing, Inc. (S)	6.000		04-15-23	5,630,000	5,601,850
Real estate management and development 0.1%
CTR Partnership LP	5.875		06-01-21	2,100,000	2,126,250
Thrifts and mortgage finance 0.5%
Quicken Loans, Inc. (S)	5.750		05-01-25	10,120,000	9,588,700
Health care 2.1%					46,942,337
Health care equipment and supplies 0.7%
DJO Finance LLC (S)	10.750		04-15-20	2,661,000	2,148,758
DJO Finco, Inc. (S)	8.125		06-15-21	5,300,000	4,756,750
Universal Hospital Services, Inc.	7.625		08-15-20	8,209,000	7,665,154
Health care providers and services 1.2%
Fresenius Medical Care US Finance II, Inc. (S)	4.750		10-15-24	3,120,000	3,240,900
HCA, Inc.	5.250		04-15-25	2,730,000	2,811,900
HCA, Inc.	5.250		06-15-26	3,070,000	3,154,425
HCA, Inc.	5.375		02-01-25	2,200,000	2,233,000
HCA, Inc.	5.875		03-15-22	2,800,000	3,024,000
HCA, Inc.	5.875		02-15-26	1,660,000	1,718,100
Tenet Healthcare Corp. (P)(S)	4.134		06-15-20	10,620,000	10,540,350
Pharmaceuticals 0.2%
Valeant Pharmaceuticals International, Inc. (S)	5.875		05-15-23	6,720,000	5,649,000
Industrials 0.9%					19,355,025
Commercial services and supplies 0.2%
Prime Security Services Borrower LLC (S)	9.250		05-15-23	4,470,000	4,659,975
Marine 0.5%
Navios Maritime Acquisition Corp. (S)	8.125		11-15-21	11,670,000	9,627,750
Transportation infrastructure 0.2%
Florida East Coast Holdings Corp. (S)	6.750		05-01-19	5,080,000	5,067,300
Materials 0.8%					16,760,975
Containers and packaging 0.3%
Ardagh Packaging Finance PLC (P)(S)	3.876		05-15-21	6,620,000	6,636,550
Metals and mining 0.5%
BHP Billiton Finance USA, Ltd. (6.750% to 10-19-25, then 5 Year U.S. Swap Rate + 5.093%) (S)	6.750		10-19-75	7,370,000	7,664,800
Midwest Vanadium Pty, Ltd. (H)(S)	11.500		02-15-18	6,080,000	425,600
United States Steel Corp. (S)	8.375		07-01-21	1,970,000	2,034,025
Telecommunication services 1.2%					25,879,444
Diversified telecommunication services 0.4%
Intelsat Jackson Holdings SA (S)	8.000		02-15-24	4,800,000	4,890,000
Telecom Italia SpA (S)	5.303		05-30-24	2,986,000	3,006,544
Wireless telecommunication services 0.8%
Sprint Communications, Inc.	7.000		08-15-20	90,000	76,500
Sprint Communications, Inc.	11.500		11-15-21	1,630,000	1,507,750
Sprint Corp.	7.875		09-15-23	20,890,000	16,398,650

8SEE NOTES TO FUND'S INVESTMENTS

Floating Rate Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Utilities 0.3%					$7,453,575
Electric utilities 0.1%
Miran Mid-Atlantic Series C Pass Through Trust	10.060		12-30-28	1,471,185	1,397,625
Independent power and renewable electricity producers 0.2%
Calpine Corp. (S)	5.250		06-01-26	4,180,000	4,169,550
NRG REMA LLC	9.681		07-02-26	1,965,000	1,886,400
Convertible bonds 0.1%					$1,122,021
(Cost $3,740,069)
Materials 0.1%					1,122,021
Metals and mining 0.1%
Mirabela Nickel, Ltd., PIK (S)	9.500		06-24-19	3,740,069	1,122,021
Collateralized mortgage obligations 0.5%					$10,341,038
(Cost $11,914,007)
Commercial and residential 0.5%					10,341,038
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank) Series 2015-LC21, Class E(S)	3.250		07-10-48	6,800,000	3,535,301
JPMBB Commercial Mortgage Securities Trust Series 2015-C31, Class E(P)(S)	4.618		08-15-48	5,267,000	3,844,383
Wells Fargo Commercial Mortgage Trust Series 2015-C28, Class E(S)	3.000		05-15-48	6,073,000	2,961,354
				Shares	Value
Common stocks 1.0%					$21,973,588
(Cost $36,499,976)
Consumer discretionary 0.3%					6,130,560
Hotels, restaurants and leisure 0.1%
QCE LLC (I)				21,586	22
Tropicana Entertainment, Inc. (I)				72,338	1,425,059
Household durables 0.2%
EveryWare Global, Inc. (I)				697,108	4,705,479
Energy 0.5%					10,979,380
Energy equipment and services 0.0%
Hercules Offshore, Inc. (I)				196,736	224,279
Oil, gas and consumable fuels 0.5%
Magnum Hunter Resources Corp. (I)				853,579	10,755,101
Materials 0.2%					4,863,648
Chemicals 0.0%
LyondellBasell Industries NV, Class A				82	6,672
Metals and mining 0.2%
Atlas Iron, Ltd. (I)				447,590,796	4,856,974
Mirabela Nickel, Ltd. (I)				3,194,905	2
Preferred securities 0.6%					$12,828,650
(Cost $12,847,643)
Financials 0.6%					12,828,650
Diversified financial services 0.6%
GMAC Capital Trust I, 6.411% (P)				512,224	12,828,650

SEE NOTES TO FUND'S INVESTMENTS9

Floating Rate Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Escrow certificates 0.0%					$881
(Cost $0)
Health care 0.0%					881
Health care providers and services 0.0%
Magellan Health, Inc. (I)	9.750		05-15-20	3,400,000	881
				Shares	Value
Warrants 0.0%					$999,290
(Cost $0)
Atlas Iron, Ltd. (Expiration Date: 7-20-16; Strike Price: GBP 0.07) (I)				324,330,638	999,290
			Yield (%)	Shares	Value
Securities lending collateral 0.3%					$7,051,653
(Cost $7,050,483)
John Hancock Collateral Trust (W)			0.5434(Y)	704,644	7,051,653
Short-term investments 2.2%					$49,767,380
(Cost $49,767,380)
Money market funds 1.9%					42,717,218
State Street Institutional Liquid Reserves Fund, Premier Class			0.4552(Y)	42,717,218	42,717,218
				Par value^	Value
Repurchase agreement 0.3%					$7,050,162
Repurchase Agreement with State Street Corp. dated 5-31-16 at 0.000% to be repurchased at $7,050,162 on 6-1-16, collateralized by $7,195,000 U.S. Treasury Notes, 0.750% due 10-31-17 (valued at $7,189,100, including interest)				7,050,162	7,050,162
Total investments (Cost $2,468,665,787)† 102.3%					$2,242,036,649
Other assets and liabilities, net (2.3%)					($50,770,488)
Total net assets 100.0%					$2,191,266,161

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Currency Abbreviations
GBP	Pound Sterling
Key to Security Abbreviations and Legend
PIK	Payment-in-kind
TBD	To Be Determined
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 5-31-16. The value of securities on loan amounted to $6,845,050.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(T)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 5-31-16.
†	At 5-31-16, the aggregate cost of investment securities for federal income tax purposes was $2,471,784,004. Net unrealized depreciation aggregated to $229,747,355, of which $24,782,143 related to appreciated investment securities and $254,529,498 related to depreciated investment securities.

The fund had the following country concentration as a percentage of net assets on 5-31-16:

10SEE NOTES TO FUND'S INVESTMENTS

Floating Rate Income Fund

United States	86.9%
Canada	3.2%
Netherlands	3.0%
Luxembourg	2.9%
Australia	1.6%
Other countries	2.4%
TOTAL	100.0%

SEE NOTES TO FUND'S INVESTMENTS11

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of May 31, 2016, by major security category or type:

	Total value at 5-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Term loans	$1,871,217,268	—	$1,871,217,268	—
Corporate bonds	266,734,880	—	266,734,880	—
Convertible bonds	1,122,021	—	—	$1,122,021
Collateralized mortgage obligations	10,341,038	—	10,341,038	—
Common stocks	21,973,588	$1,656,010	15,612,075	4,705,503
Preferred securities	12,828,650	12,828,650	—	—
Escrow certificates	881	—	—	881
Warrants	999,290	—	999,290	—
Securities lending collateral	7,051,653	7,051,653	—	—
Short-term investments	49,767,380	42,717,218	7,050,162	—
Total investments in securities	$2,242,036,649	$64,253,531	$2,171,954,713	$5,828,405

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of

       12

default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, risk associated with extended settlement, and the risks of being a lender. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund's income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund's exposure to such investments is substantial, could impair the fund's ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       13

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	328Q3	05/16
This report is for the information of the shareholders of John Hancock Floating Rate Income Fund.		7/16

John Hancock

Global Equity Fund

Quarterly portfolio holdings 5/31/16

Fund's investmentsGlobal Equity Fund

As of 5-31-16 (unaudited)
	Shares	Value
Common stocks 98.6%		$581,416,411
(Cost $567,677,292)
Australia 2.7%		16,032,826
Amcor, Ltd.	1,364,657	16,032,826
Brazil 0.0%		0
Brazil Ethanol, Inc. (I)(S)	283,419	0
France 3.9%		23,148,486
Safran SA	91,921	6,450,230
Sanofi	102,721	8,442,832
Total SA	170,218	8,255,424
Germany 1.6%		9,299,224
Deutsche Boerse AG	106,043	9,299,224
Hong Kong 1.1%		6,574,079
CK Hutchison Holdings, Ltd.	566,706	6,574,079
Ireland 1.1%		6,410,724
Experian PLC	339,071	6,410,724
Japan 7.5%		44,034,220
Bridgestone Corp.	474,900	16,253,576
Canon, Inc.	206,000	5,946,185
Honda Motor Company, Ltd.	212,649	5,967,275
Japan Tobacco, Inc.	251,300	9,910,169
Mitsubishi Estate Company, Ltd.	311,000	5,957,015
Luxembourg 2.3%		13,341,231
SES SA	595,188	13,341,231
Netherlands 9.7%		57,515,810
Akzo Nobel NV	82,296	5,580,181
Heineken NV	92,690	8,611,442
Koninklijke Ahold NV	776,187	17,207,874
Koninklijke Philips NV	633,641	17,071,724
Wolters Kluwer NV	226,820	9,044,589
Singapore 1.3%		7,560,564
ComfortDelGro Corp., Ltd.	3,798,217	7,560,564
Switzerland 8.6%		50,942,004
Nestle SA	197,098	14,565,481
Novartis AG	245,445	19,506,124
Roche Holding AG	64,230	16,870,399
United Kingdom 9.7%		57,079,370
Aon PLC	110,918	12,120,010
British American Tobacco PLC	335,999	20,439,614
HSBC Holdings PLC	2,666,747	17,236,448
Pearson PLC	600,719	7,283,298
United States 49.1%		289,477,873
Apple, Inc.	166,381	16,614,807
Arthur J. Gallagher & Company	441,270	21,326,579
Baxter International, Inc. (L)	230,120	9,931,979
Chubb, Ltd.	55,749	7,058,378

2SEE NOTES TO FUND'S INVESTMENTS

Global Equity Fund

			Shares	Value
United States (continued)
	Eaton Corp. PLC		121,479	$7,486,751
	Exxon Mobil Corp.		96,244	8,567,641
	Honeywell International, Inc.		91,336	10,396,777
	Huntington Bancshares, Inc.		864,611	9,035,185
	Johnson & Johnson		189,472	21,351,600
	JPMorgan Chase & Co.		122,265	7,980,237
	Macy's, Inc.		233,623	7,758,620
	Microsoft Corp.		393,908	20,877,124
	Mondelez International, Inc., Class A		129,930	5,780,586
	Oracle Corp.		146,724	5,898,305
	Philip Morris International, Inc.		145,367	14,344,816
	QUALCOMM, Inc.		170,070	9,340,244
	Ralph Lauren Corp.		92,293	8,705,999
	Samsonite International SA		2,698,500	8,075,017
	The PNC Financial Services Group, Inc.		201,442	18,077,405
	The Procter & Gamble Company		181,036	14,671,157
	United Technologies Corp.		113,393	11,405,068
	Verizon Communications, Inc.		314,076	15,986,468
	Wells Fargo & Company		375,486	19,044,650
	Whirlpool Corp.		55,907	9,762,480
	Yield (%)		Shares	Value
Securities lending collateral 0.1%				$310,906
(Cost $310,891)
John Hancock Collateral Trust (W)	0.5434(Y	)	31,068	310,906
Short-term investments 0.8%				$4,724,865
(Cost $4,724,865)
Money market funds 0.8%				4,724,865
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	0.1700(Y	)	4,724,865	4,724,865
Total investments (Cost $572,713,048)† 99.5%				$586,452,182
Other assets and liabilities, net 0.5%				$2,955,116
Total net assets 100.0%				$589,407,298

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 5-31-16. The value of securities on loan amounted to $302,120.
(S)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 5-31-16.
†	At 5-31-16, the aggregate cost of investment securities for federal income tax purposes was $573,963,276. Net unrealized appreciation aggregated to $12,488,906, of which $45,151,652 related to appreciated investment securities and $32,662,746 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS3

Global Equity Fund

The fund had the following sector composition as a percentage of net assets on 5-31-16:

Financials	21.6%
Consumer staples	17.8%
Consumer discretionary	14.6%
Health care	12.9%
Industrials	12.4%
Information technology	10.0%
Materials	3.7%
Energy	2.9%
Telecommunication services	2.7%
Short-term investments and other	1.4%
TOTAL	100.0%

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective net asset values each business day. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of May 31, 2016, by major security category or type:

	Total value at 5-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Australia	$16,032,826	—	$16,032,826	—
France	23,148,486	—	23,148,486	—
Germany	9,299,224	—	9,299,224	—
Hong Kong	6,574,079	—	6,574,079	—
Ireland	6,410,724	—	6,410,724	—
Japan	44,034,220	—	44,034,220	—
Luxembourg	13,341,231	—	13,341,231	—
Netherlands	57,515,810	—	57,515,810	—
Singapore	7,560,564	—	7,560,564	—
Switzerland	50,942,004	—	50,942,004	—
United Kingdom	57,079,370	$12,120,010	44,959,360	—
United States	289,477,873	281,402,856	8,075,017	—
Securities lending collateral	310,906	310,906	—	—
Short-term investments	4,724,865	4,724,865	—	—
Total investments in securities	$586,452,182	$298,558,637	$287,893,545	—
Other financial instruments
Forward foreign currency contracts	$1,166,958	—	$1,166,958	—

       5

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended May 31, 2016, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The following table summarizes the contracts held at May 31, 2016.

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
USD	14,992,044	JPY	1,625,137,569	HSBC	8/3/2016	$285,703	—	$285,703
USD	33,685,383	EUR	29,419,549	Royal Bank of Canada	8/3/2016	881,256	—	881,256
						$1,166,958	—	$1,166,958

EUR	Euro
JPY	Japanese Yen
USD	U.S. Dollar

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       6

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	425Q3	05/16
This report is for the information of the shareholders of John Hancock Global Equity Fund.		7/16

John Hancock

Income Allocation Fund

Quarterly portfolio holdings 5/31/16

Fund's investmentsIncome Allocation Fund

As of 5-31-16 (unaudited)
			Shares	Value
Affiliated investment companies (G) 84.9%				$6,228,808
(Cost $6,325,944)
Equity 14.1%				1,030,625
	Global Equity, Class NAV (JHAM) (A)(1)		23,586	249,068
	Global Shareholder Yield, Class NAV (Epoch)		73,732	781,557
Fixed income 68.9%				5,056,392
	Bond, Class NAV (JHAM) (A)(1)		96,127	1,519,769
	Core High Yield, Class NAV (JHAM) (A)(2)		22,851	212,061
	Emerging Markets Debt, Class NAV (JHAM) (A)(1)		39,054	353,435
	Floating Rate Income, Class NAV (WAMCO)		33,892	283,677
	Global Bond, Class NAV (PIMCO)		11,301	141,374
	Global Income, Class NAV (Stone Harbor)		15,656	141,374
	High Yield, Class NAV (WAMCO)		36,707	283,747
	Investment Quality Bond, Class NAV (Wellington)		11,457	141,374
	Short Duration Credit Opportunities, Class NAV (Stone Harbor)		26,125	247,404
	Strategic Income Opportunities, Class NAV (JHAM) (A)(1)		144,191	1,519,767
	U.S. High Yield Bond, Class NAV (Wells Capital)		19,777	212,410
Alternative and specialty 1.9%				141,791
	Global Real Estate, Class NAV (Deutsche)		14,724	141,791
Unaffiliated investment companies 10.7%				$782,339
(Cost $760,162)
Exchange-traded funds 10.7%				782,339
	iShares US Preferred Stock ETF		3,593	142,283
	SPDR S&P International Dividend ETF		3,988	141,414
	Vanguard Extended Duration Treasury ETF		552	69,922
	Vanguard High Dividend Yield ETF		6,082	428,720
	Yield (%)		Shares	Value
Short-term investments 0.9%				$70,484
(Cost $70,484)
Money market funds 0.9%				70,484
State Street Institutional U.S. Government Money Market Fund	0.2421(Y	)	70,484	70,484
Total investments (Cost $7,156,590)† 96.5%				$7,081,631
Other assets and liabilities, net 3.5%				$253,190
Total net assets 100.0%				$7,334,821

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ETF	Exchange-Traded Fund
SPDR	Standard & Poor's Depositary Receipts
(A)	The subadvisor is an affiliate of the advisor.
(G)	The portfolio's subadvisor is shown parenthetically.
(Y)	The rate shown is the annualized seven-day yield as of 5-31-16.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(2)	Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.
†	At 5-31-16, the aggregate cost of investment securities for federal income tax purposes was $7,183,785. Net unrealized depreciation aggregated to $102,154, of which $46,907 related to appreciated investment securities and $149,061 related to depreciated investment securities.

2SEE NOTES TO FUND'S INVESTMENTS

Income Allocation Fund

INVESTMENT COMPANIES

Affiliated Underlying Funds' Investment Managers
Deutsche Investment Management Americas Inc.	(Deutsche)
Epoch Investment Partners, Inc.	(Epoch)
John Hancock Asset Management	(JHAM)
Pacific Investment Management Company LLC	(PIMCO)
Stone Harbor Investment Partners LP	(Stone Harbor)
Wellington Management Company LLP	(Wellington)
Wells Capital Management, Incorporated	(Wells Capital)
Western Asset Management Company	(WAMCO)

SEE NOTES TO FUND'S INVESTMENTS3

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Investments by the fund in underlying affiliated funds and/or other open-end management investment companies are valued at their respective net asset values each business day. Equity securities, including exchange-traded funds, held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of May 31, 2016, all investments are categorized as Level 1 under the hierarchy described above.

Investments in affiliated underlying funds. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund from its investments in affiliated underlying funds is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
Bond	94,693	21,433	(19,999)	96,127	$40,578	—	($5,564)	$1,519,769
Core High Yield	21,306	6,797	(5,252)	22,851	12,668	—	(7,968)	212,061
Emerging Markets Debt	39,374	8,968	(9,288)	39,054	33,053	—	(9,414)	353,435
Floating Rate Income	31,897	8,982	(6,987)	33,892	11,113	—	(7,092)	283,677
Global Bond	11,713	2,168	(2,580)	11,301	101	—	(669)	141,374
Global Equity	23,694	5,791	(5,899)	23,586	5,676	—	(2,094)	249,068
Global Income	15,248	3,645	(3,237)	15,656	11,296	—	(3,310)	141,374
Global Real Estate	15,785	3,344	(4,405)	14,724	3,582	—	(463)	141,791
Global Shareholder Yield	71,874	19,495	(17,637)	73,732	18,611	$34,909	(15,584)	781,557
High Yield	33,676	10,842	(7,811)	36,707	17,167	—	(10,000)	283,747
Investment Quality Bond	11,377	2,574	(2,494)	11,457	2,251	1,540	(1,307)	141,374
Short Duration Credit Opportunities	25,323	5,951	(5,149)	26,125	7,613	—	(3,728)	247,404
Strategic Income Opportunities	138,397	34,159	(28,365)	144,191	35,126	42,404	(12,537)	1,519,767
U.S. High Yield Bond	18,621	5,224	(4,068)	19,777	11,073	—	(4,795)	212,410
					$209,908	$78,853	($84,525)	$6,228,808

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       4

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	448Q3	05/16
This report is for the information of the shareholders of John Hancock Income Allocation Fund.		7/16

John Hancock

International Small Company Fund

Quarterly portfolio holdings 5/31/16

Fund's investmentsInternational Small Company Fund

As of 5-31-16 (unaudited)
	Shares	Value
Common stocks 98.7%		$682,010,436
(Cost $633,554,873)
Australia 7.1%		49,270,097
Acrux, Ltd.	65,374	33,994
Adacel Technologies, Ltd.	5,582	10,484
Adelaide Brighton, Ltd.	174,860	716,647
AED Oil, Ltd. (I)	18,722	0
Ainsworth Game Technology, Ltd.	50,764	87,990
Alkane Resources, Ltd. (I)	43,417	6,425
ALS, Ltd.	207,562	606,746
Altium, Ltd.	30,903	142,885
Alumina, Ltd.	627,749	641,149
AMA Group, Ltd.	85,769	56,986
Ansell, Ltd.	55,723	768,033
AP Eagers, Ltd.	32,327	274,186
APN News & Media, Ltd. (I)	508,871	252,849
ARB Corp., Ltd.	24,187	289,713
Ardent Leisure Group	7,618	12,364
Arrium, Ltd. (I)	924,094	14,694
Asaleo Care, Ltd.	15,641	23,023
ASG Group, Ltd. (I)	86,185	64,515
AUB Group, Ltd.	23,825	166,307
Ausdrill, Ltd. (I)	74,956	32,995
AusNet Services	563,859	641,205
Austal, Ltd.	101,358	99,447
Australian Agricultural Company, Ltd. (I)	159,745	201,836
Australian Pharmaceutical Industries, Ltd.	140,963	189,763
Auswide Bank, Ltd.	4,752	17,409
Automotive Holdings Group, Ltd.	84,494	237,871
Aveo Group	61,863	149,491
AVJennings, Ltd.	46,118	17,662
AWE, Ltd. (I)	236,512	147,526
Bank of Queensland, Ltd.	68,620	575,454
Beach Energy, Ltd.	604,077	294,799
Beadell Resources, Ltd. (I)	123,034	25,078
Bega Cheese, Ltd.	45,923	205,009
Bellamy's Australia, Ltd.	4,844	38,457
Bendigo & Adelaide Bank, Ltd.	80,566	594,594
BigAir, Group Ltd.	37,917	17,528
Billabong International, Ltd. (I)	38,781	40,592
Blackmores, Ltd. (L)	4,537	495,409
Blue Sky Alternative Investments, Ltd.	3,110	17,877
BlueScope Steel, Ltd.	192,973	870,819
Boral, Ltd.	89,508	438,921
Bradken, Ltd. (I)	62,294	54,987
Breville Group, Ltd.	32,596	184,615
Brickworks, Ltd.	25,354	274,451
BT Investment Management, Ltd.	34,201	247,352
Burson Group, Ltd.	1,520	5,825
Buru Energy, Ltd. (I)	53,574	8,700
Cabcharge Australia, Ltd.	50,691	119,924
Cardno, Ltd.	42,743	28,951
Carnarvon Petroleum, Ltd. (I)	200,610	14,034
carsales.com, Ltd.	75,520	693,234

2SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Australia (continued)
Cash Converters International, Ltd.	130,844	$38,251
Cedar Woods Properties, Ltd.	26,286	82,937
Challenger, Ltd.	165,196	1,139,638
Civmec, Ltd.	40,300	10,849
Cleanaway Waste Management, Ltd.	647,737	376,246
Coal of Africa, Ltd. (I)	45,649	1,678
Codan, Ltd.	27,423	20,202
Collins Foods, Ltd.	31,735	113,955
Compass Resources, Ltd. (I)	15,577	0
Corporate Travel Management, Ltd.	18,741	198,604
Cover-More Group, Ltd. (L)	21,903	23,946
Credit Corp. Group, Ltd.	17,895	158,862
CSG, Ltd.	97,322	114,939
CSR, Ltd.	208,433	539,478
CuDeco, Ltd. (I)	21,846	9,474
Data#3, Ltd.	50,250	39,000
Decmil Group, Ltd.	56,553	33,287
Dick Smith Holdings, Ltd.	85,596	0
Domino's Pizza Enterprises, Ltd.	24,664	1,224,821
Doray Minerals, Ltd. (I)	14,043	8,859
Downer EDI, Ltd.	177,571	500,697
Duet Group	12,496	21,218
DuluxGroup, Ltd.	135,259	628,378
DWS, Ltd.	30,461	24,234
Elders, Ltd. (I)	9,295	25,676
Energy Resources of Australia, Ltd. (I)	93,000	23,847
Energy World Corp., Ltd. (I)	274,968	31,768
EQT Holdings, Ltd.	2,471	25,441
ERM Power, Ltd.	49,837	51,304
Euroz, Ltd.	8,183	4,525
Event Hospitality and Entertainment, Ltd.	38,256	414,218
Evolution Mining, Ltd.	452,564	669,867
Fairfax Media, Ltd.	966,249	640,811
Finbar Group, Ltd.	67,320	40,841
Fleetwood Corp., Ltd. (I)	21,283	26,281
FlexiGroup, Ltd.	86,373	128,407
Flight Centre Travel Group, Ltd. (L)	20,645	471,004
G8 Education, Ltd.	115,013	341,182
GBST Holdings, Ltd.	13,763	54,059
Global Construction Services, Ltd. (I)	1,732	482
GrainCorp, Ltd., Class A	74,573	479,015
Grange Resources, Ltd. (I)	51,070	3,394
Greencross, Ltd.	27,841	157,717
GUD Holdings, Ltd.	30,937	195,315
GWA Group, Ltd.	86,581	144,963
Hansen Technologies, Ltd. (L)	55,600	147,343
Harvey Norman Holdings, Ltd.	87,543	287,876
Healthscope, Ltd.	158,871	343,933
HFA Holdings, Ltd.	40,809	73,036
Hills, Ltd. (I)	66,646	15,659
Horizon Oil, Ltd. (I)	443,056	17,884
Iluka Resources, Ltd.	161,341	751,718
Imdex, Ltd. (I)	37,597	5,975
IMF Bentham, Ltd.	55,901	55,365

SEE NOTES TO FUND'S INVESTMENTS3

International Small Company Fund

	Shares	Value
Australia (continued)
Independence Group NL	101,477	$210,721
Infigen Energy (I)	229,890	179,272
Infomedia, Ltd.	124,579	53,029
Integrated Research, Ltd.	23,574	34,236
International Ferro Metals, Ltd. (I)	9,556	125
InvoCare, Ltd.	36,101	334,511
IOOF Holdings, Ltd. (L)	95,979	571,130
IRESS, Ltd.	43,916	395,036
iSelect, Ltd.	76,116	60,321
Isentia Group, Ltd.	13,035	37,255
JB Hi-Fi, Ltd.	33,947	571,275
Karoon Gas Australia, Ltd. (I)	64,727	67,029
Kingsgate Consolidated, Ltd. (I)	71,822	21,283
Kingsrose Mining, Ltd. (I)	24,331	3,158
Lifestyle Communities, Ltd.	11,791	24,772
MACA, Ltd.	61,677	47,258
Macmahon Holdings, Ltd. (I)	196,782	14,927
Macquarie Atlas Roads Group	162,768	615,474
Magellan Financial Group, Ltd.	38,021	676,450
Mantra Group, Ltd.	18,099	51,602
Maverick Drilling & Exploration, Ltd. (I)	14,696	658
MaxiTRANS Industries, Ltd.	51,752	17,533
Mayne Pharma Group, Ltd. (I)	235,023	269,609
McMillan Shakespeare, Ltd.	26,544	286,856
McPherson's, Ltd.	20,700	13,697
Medusa Mining, Ltd. (I)	50,437	23,869
Melbourne IT, Ltd.	34,562	44,941
Mesoblast, Ltd. (I)(L)	50,982	72,539
Metals X, Ltd.	89,565	69,938
Metcash, Ltd. (I)	331,950	490,899
Mincor Resources NL (I)	61,262	12,829
Mineral Deposits, Ltd. (I)	34,649	6,135
Mineral Resources, Ltd.	60,275	357,722
MMA Offshore, Ltd.	118,508	36,819
Monadelphous Group, Ltd.	32,256	166,359
Monash IVF Group, Ltd.	10,199	13,380
Mortgage Choice, Ltd.	31,859	38,325
Mount Gibson Iron, Ltd. (I)	215,287	30,392
Myer Holdings, Ltd.	326,327	263,732
MyState, Ltd.	29,598	90,020
Navitas, Ltd.	89,852	351,555
Nearmap, Ltd. (I)(L)	66,461	23,523
NetComm Wireless, Ltd. (I)	49,570	103,623
New Hope Corp., Ltd	70,203	74,688
NewSat, Ltd. (I)	230,084	0
nib Holdings, Ltd.	146,656	488,069
Nick Scali, Ltd.	8,819	28,677
Nine Entertainment Company Holdings, Ltd.	254,164	222,996
Northern Star Resources, Ltd.	213,458	670,226
Nufarm, Ltd.	70,236	397,349
OceanaGold Corp.	138,580	420,596
Orocobre, Ltd. (I)	3,886	12,740
Orora, Ltd.	485,121	965,085
OrotonGroup, Ltd.	5,374	8,917

4SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Australia (continued)
OZ Minerals, Ltd.	129,377	$510,079
OzForex Group, Ltd.	91,325	156,712
Pacific Brands, Ltd.	429,772	353,641
Pacific Current Group, Ltd.	2,414	7,269
Pact Group Holdings, Ltd.	56,777	233,386
Paladin Resources, Ltd. (I)	619,892	98,261
Panoramic Resources, Ltd. (I)	75,229	6,524
Patties Foods, Ltd.	13,226	14,995
Peet, Ltd.	130,631	85,438
Perpetual, Ltd.	15,915	500,187
Perseus Mining, Ltd. (I)	159,193	56,398
Platinum Asset Mangement, Ltd.	79,996	379,775
Platinum Australia, Ltd. (I)	36,499	1,767
PMP, Ltd.	35,022	13,411
Premier Investments, Ltd.	34,261	384,539
Primary Health Care, Ltd.	222,642	622,924
Prime Media Group, Ltd.	115,482	27,853
Programmed Maintenance Services, Ltd.	92,433	125,794
Prophecy International Holdings, Ltd.	3,570	2,884
Qube Holdings, Ltd.	365,297	621,868
Ramelius Resources, Ltd. (I)	43,923	11,822
RCG Corp., Ltd.	115,309	114,912
RCR Tomlinson, Ltd.	53,709	61,672
Reckon, Ltd.	36,322	40,878
Regis Healthcare, Ltd.	10,331	36,605
Regis Resources, Ltd.	142,407	302,409
Resolute Mining, Ltd. (I)	265,309	172,409
Retail Food Group, Ltd. (L)	55,959	222,868
Ridley Corp., Ltd.	92,109	95,702
Ruralco Holdings, Ltd.	5,507	14,190
SAI Global, Ltd.	84,872	213,214
Salmat, Ltd. (I)	15,825	5,702
Sandfire Resources NL	52,309	209,916
Saracen Mineral Holdings, Ltd. (I)	296,330	242,501
SEEK, Ltd.	43,318	509,622
Select Harvests, Ltd. (L)	24,530	126,134
Senetas Corp., Ltd. (I)	298,765	22,583
Senex Energy, Ltd. (I)	283,286	59,029
Servcorp, Ltd.	16,263	84,057
Service Stream, Ltd. (I)	39,675	23,358
Seven Group Holdings, Ltd.	37,799	149,876
Seven West Media, Ltd.	518,847	396,370
Shine Corp., Ltd.	13,336	12,025
Sigma Pharmaceuticals, Ltd.	459,521	407,909
Silex Systems, Ltd. (I)	30,817	7,458
Silver Chef, Ltd.	7,572	56,830
Silver Lake Resources, Ltd. (I)(L)	151,467	48,449
Sirtex Medical, Ltd.	21,367	485,705
Slater & Gordon, Ltd. (L)	110,830	36,716
SMS Management & Technology, Ltd.	29,758	34,362
Southern Cross Media Group, Ltd.	241,242	217,762
Spark Infrastructure Group	661,649	1,098,827
Specialty Fashion Group, Ltd. (I)	51,331	22,272
Spotless Group Holdings, Ltd.	76,008	63,698

SEE NOTES TO FUND'S INVESTMENTS5

International Small Company Fund

	Shares	Value
Australia (continued)
St. Barbara, Ltd. (I)	211,766	$405,344
Steadfast Group, Ltd.	165,674	237,851
Strike Energy, Ltd. (I)	39,151	3,254
Sundance Energy Australia, Ltd. (I)	155,670	18,623
Sundance Resources, Ltd. (I)	390,505	845
Sunland Group, Ltd.	38,548	40,394
Super Retail Group, Ltd.	52,696	350,440
Tabcorp Holdings, Ltd.	313,261	999,334
Tassal Group, Ltd.	52,962	160,240
Technology One, Ltd.	83,098	328,555
Ten Network Holdings, Ltd. (I)	90,518	67,619
TFS Corp., Ltd.	98,516	104,927
The Reject Shop, Ltd.	10,731	95,356
The Star Entertainment Group, Ltd.	314,663	1,282,363
Thorn Group, Ltd.	64,641	67,884
Tiger Resources, Ltd. (I)	420,741	13,074
Tox Free Solutions, Ltd.	59,490	119,209
Treasury Wine Estates, Ltd.	43,217	322,513
Troy Resources, Ltd. (I)	130,555	50,409
UGL, Ltd. (I)	71,910	178,094
Villa World, Ltd.	28,611	44,223
Village Roadshow, Ltd.	35,092	132,836
Virgin Australia Holdings, Ltd. (I)	305,078	66,100
Virgin Australia Holdings, Ltd. (I)	252,517	913
Virtus Health, Ltd.	33,061	169,127
Vita Group, Ltd.	15,422	42,891
Vocus Communications, Ltd.	172,831	1,173,514
Watpac, Ltd. (I)	13,238	7,270
Webjet, Ltd.	29,808	142,378
Western Areas, Ltd.	86,836	127,864
Western Desert Resources, Ltd. (I)	102,010	0
Whitehaven Coal, Ltd. (I)(L)	267,687	163,460
WorleyParsons, Ltd.	65,007	309,531
WPP AUNZ, Ltd.	126,543	99,691
Austria 1.2%		8,288,190
Agrana Beteiligungs AG	898	89,487
AMAG Austria Metall AG (S)	370	12,782
ams AG	25,381	698,557
ANDRITZ AG	7,654	389,782
Austria Technologie & Systemtechnik AG	13,444	168,727
BUWOG AG (I)	24,466	526,498
CA Immobilien Anlagen AG (I)	19,448	345,843
Conwert Immobilien Invest SE	27,481	446,220
DO & CO AG	2,686	277,995
EVN AG	12,198	141,757
Flughafen Wien AG	94	10,381
Kapsch TrafficCom AG	2,850	90,808
Lenzing AG	3,770	345,518
Mayr Melnhof Karton AG	3,744	428,065
Oesterreichische Post AG (I)	13,032	466,664
Palfinger AG	6,629	191,566
POLYTEC Holding AG	7,237	59,486
Porr AG	3,223	94,541
Raiffeisen Bank International AG (I)	46,887	626,930

6SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Austria (continued)
RHI AG	11,693	$229,913
Rosenbauer International AG	1,316	86,969
S IMMO AG	25,096	241,268
Schoeller-Bleckmann Oilfield Equipment AG	4,982	303,500
Semperit AG Holding	4,880	168,471
Strabag SE	7,289	230,723
Telekom Austria AG	28,713	177,675
UNIQA Insurance Group AG (L)	36,689	263,659
Verbund AG	5,027	68,580
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,612	35,635
Wienerberger AG	48,890	878,792
Zumtobel Group AG	13,285	191,398
Belgium 1.8%		12,065,224
Ablynx NV (I)	15,839	252,391
Ackermans & van Haaren NV	9,421	1,222,019
AGFA-Gevaert NV (I)	73,014	266,524
Atenor Group	177	8,960
Banque Nationale de Belgique	70	230,652
Barco NV	4,249	291,923
Bekaert SA	15,640	696,013
bpost SA	29,224	769,690
Cie d'Entreprises CFE	2,947	279,854
Cie Immobiliere de Belgique SA	1,065	56,674
D'Ieteren SA	10,161	479,934
Deceuninck NV	26,709	70,147
Econocom Group SA (I)	26,948	321,370
Elia System Operator SA	10,605	535,322
Euronav NV	47,707	492,481
EVS Broadcast Equipment SA	5,077	174,373
Exmar NV	12,998	104,766
Fagron (I)	14,060	124,727
Galapagos NV (I)	12,530	723,496
Gimv NV	675	38,858
Ion Beam Applications	11,085	486,122
Jensen-Group NV	391	11,122
Kinepolis Group NV	5,051	234,501
Lotus Bakeries (L)	105	204,483
MDxHealth (I)(L)	15,912	58,925
Melexis NV	6,719	406,422
Nyrstar NV (I)	315,999	242,498
Ontex Group NV	7,547	245,606
Orange Belgium SA (I)	11,828	283,785
Picanol	902	61,883
Recticel SA	17,762	112,199
Resilux	305	49,425
Rezidor Hotel Group AB	34,270	141,280
Roularta Media Group NV	668	18,087
Sioen Industries NV	3,382	69,727
Sipef SA	1,363	76,230
Tessenderlo Chemie NV (I)	11,688	415,146
ThromboGenics NV (I)(L)	6,765	24,073
Umicore SA	31,905	1,605,531
Van de Velde NV	2,062	148,052
Viohalco SA (I)	18,237	29,953

SEE NOTES TO FUND'S INVESTMENTS7

International Small Company Fund

	Shares	Value
Bermuda 0.2%		$1,609,962
Frontline, Ltd. (L)	8,138	68,917
Hiscox, Ltd.	108,277	1,541,045
Cambodia 0.1%		306,894
NagaCorp, Ltd.	442,000	306,894
Canada 7.5%		51,915,343
5N Plus, Inc. (I)	22,489	36,871
Absolute Software Corp.	14,003	72,292
Acadian Timber Corp.	3,576	46,413
Advantage Oil & Gas, Ltd. (I)	67,064	394,299
Aecon Group, Inc.	20,228	272,257
Ag Growth International, Inc.	5,100	149,576
AGF Management, Ltd., Class B	29,353	117,515
AGT Food & Ingredients, Inc.	7,314	208,820
Aimia, Inc. (L)	51,328	330,353
Air Canada (I)	25,400	186,527
AirBoss of America Corp.	6,009	66,489
AKITA Drilling, Ltd., Class A	300	1,807
Alamos Gold, Inc., Class A	105,964	677,956
Alaris Royalty Corp.	11,509	255,834
Alarmforce Industries, Inc.	1,242	10,039
Alexco Resource Corp. (I)	7,000	7,473
Algoma Central Corp.	4,052	35,998
Algonquin Power & Utilities Corp.	73,062	650,752
Alterra Power Corp. (I)	16,806	5,703
Altius Minerals Corp.	2,400	19,619
Altus Group, Ltd.	11,655	203,975
Americas Silver Corp. (I)	55,500	12,908
Andrew Peller, Ltd., Class A	1,652	35,437
Asanko Gold, Inc. (I)	3,731	12,120
Athabasca Oil Corp. (I)(L)	129,752	139,513
ATS Automation Tooling Systems, Inc. (I)	26,991	220,440
AuRico Metals, Inc. (I)	46,595	33,045
AutoCanada, Inc. (L)	7,643	125,717
Avigilon Corp. (I)(L)	11,337	126,135
Axia NetMedia Corp.	18,035	57,900
B2Gold Corp. (I)	383,953	708,557
Badger Daylighting, Ltd. (L)	12,260	224,192
Bankers Petroleum, Ltd. (I)	126,226	197,326
Baytex Energy Corp.	80,430	391,923
Bellatrix Exploration, Ltd. (I)	59,656	56,865
Birch Mountain Resources, Ltd. (I)	11,200	1
Birchcliff Energy, Ltd. (I)	37,594	164,555
Bird Construction, Inc.	12,979	132,032
Black Diamond Group, Ltd.	16,417	64,849
BlackPearl Resources, Inc. (I)	135,008	118,396
BMTC Group, Inc.	3,096	29,748
Bonavista Energy Corp.	49,416	123,978
Bonterra Energy Corp.	10,663	213,610
Boralex, Inc., Class A	15,457	210,989
BRP, Inc. (I)	11,800	181,317
Calfrac Well Services, Ltd. (L)	32,048	55,232
Calian Group, Ltd.	3,326	50,600
Canaccord Genuity Group, Inc.	38,599	124,214

8SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Canada (continued)
Canacol Energy, Ltd. (I)	44,693	$129,510
Canadian Energy Services & Technology Corp.	73,452	200,525
Canadian Western Bank (L)	29,191	574,537
Canam Group, Inc.	13,436	133,709
Canexus Corp. (L)	41,777	49,380
Canfor Corp. (I)	26,600	318,466
Canfor Pulp Products, Inc.	11,460	96,043
CanWel Building Materials Group, Ltd.	11,650	50,017
Canyon Services Group, Inc. (L)	26,367	106,566
Capital Power Corp.	33,220	488,667
Capstone Mining Corp. (I)	119,800	61,209
Cascades, Inc.	25,118	190,202
Celestica, Inc. (I)	43,102	458,186
Centerra Gold, Inc. (L)	62,827	328,664
Cequence Energy, Ltd. (I)	64,292	11,031
Cervus Equipment Corp.	3,597	32,093
Chinook Energy, Inc. (I)(L)	38,191	15,144
Cineplex, Inc.	24,381	958,804
Clarke, Inc.	3,000	22,740
Claude Resources, Inc. (I)	80,700	135,387
Clearwater Seafoods, Inc.	6,600	73,834
Cogeco Communications, Inc.	1,803	94,361
Cogeco, Inc.	1,865	80,013
Colliers International Group, Inc.	5,744	225,337
Colliers International Group, Inc. (I)	6,081	237,703
Computer Modelling Group, Ltd.	23,828	188,429
Copper Mountain Mining Corp. (I)(L)	41,468	15,179
Corby Spirit and Wine, Ltd.	3,522	52,507
Corridor Resources, Inc. (I)	11,000	3,439
Corus Entertainment, Inc., B Shares (L)	29,790	285,780
Cott Corp.	4,087	59,180
Cott Corp.	32,524	469,500
Crew Energy, Inc. (I)	46,703	196,236
Delphi Energy Corp. (I)(L)	72,367	52,978
Denison Mines Corp. (I)	184,719	88,743
Detour Gold Corp. (I)	47,601	940,513
DHX Media, Ltd. (I)	17,400	88,901
DHX Media, Ltd.	371	1,893
DirectCash Payments, Inc.	5,720	57,970
Dominion Diamond Corp.	2,500	26,250
Dominion Diamond Corp.	27,569	289,282
Dorel Industries, Inc., Class B	10,176	263,528
DragonWave, Inc. (I)	196	990
Dundee Precious Metals, Inc. (I)(L)	33,424	63,721
E-L Financial Corp., Ltd.	74	37,808
Eastern Platinum, Ltd. (I)	11,202	9,653
EcoSynthetix, Inc. (I)	3,185	3,522
Eldorado Gold Corp.	44,218	188,155
Enbridge Income Fund Holdings, Inc. (L)	23,446	554,615
Endeavour Mining Corp. (I)	20,065	273,735
Endeavour Silver Corp. (I)	1,400	4,340
Endeavour Silver Corp. (I)(L)	38,410	119,505
EnerCare, Inc. (L)	28,113	352,230
Enerflex, Ltd.	32,877	272,523

SEE NOTES TO FUND'S INVESTMENTS9

International Small Company Fund

	Shares	Value
Canada (continued)
Energy Fuels, Inc. (I)	4,269	$9,473
Enerplus Corp.	34,799	189,738
Enghouse Systems, Ltd.	6,602	301,617
Ensign Energy Services, Inc.	47,238	258,641
Epsilon Energy, Ltd. (I)(L)	16,000	39,654
Equitable Group, Inc.	2,900	131,184
Essential Energy Services, Ltd.	57,270	25,330
Evertz Technologies, Ltd.	8,428	114,850
exactEarth, Ltd. (I)	7,069	8,086
Exchange Income Corp.	7,683	183,968
Exco Technologies, Ltd.	10,290	100,126
Exeter Resource Corp. (I)	7,379	5,908
EXFO, Inc. (I)	8	30
EXFO, Inc. (I)(L)	46	173
Extendicare, Inc.	28,900	189,750
Fiera Capital Corp.	13,221	132,175
Firm Capital Mortgage Investment Corp.	1,400	14,263
First Majestic Silver Corp. (I)	56,900	591,845
First National Financial Corp. (L)	5,498	125,318
FirstService Corp. (I)	4,743	224,154
FirstService Corp.	5,680	268,938
Fortress Paper, Ltd., Class A (I)(L)	2,404	5,298
Fortuna Silver Mines, Inc. (I)	60,459	337,023
Fraser Papers, Inc. (I)	4,800	0
Gamehost, Inc. (L)	4,700	34,407
Genesis Land Development Corp.	1,561	3,262
Genworth MI Canada, Inc. (L)	15,039	386,253
Gibson Energy, Inc.	46,949	549,919
Glacier Media, Inc.	8,800	4,295
Gluskin Sheff + Associates, Inc.	9,678	122,806
GMP Capital, Inc.	19,948	82,144
goeasy, Ltd.	700	10,153
Golden Star Resources, Ltd. (I)	13,800	7,176
Golden Star Resources, Ltd. (I)	18,540	9,755
Gran Tierra Energy, Inc. (I)	113,942	335,392
Granite Oil Corp. (I)	7,935	44,112
Great Canadian Gaming Corp. (I)	13,929	187,901
Great Panther Silver, Ltd. (I)	1,300	1,820
Great Panther Silver, Ltd. (I)	41,334	58,312
Guardian Capital Group, Ltd., Class A	200	3,111
Guyana Goldfields, Inc. (I)	15,200	86,238
Hanfeng Evergreen, Inc. (I)	3,700	14
Heroux-Devtek, Inc. (I)	11,876	135,392
High Liner Foods, Inc.	5,979	87,313
HNZ Group, Inc.	700	7,313
Home Capital Group, Inc. (L)	21,435	569,486
Horizon North Logistics, Inc. (L)	48,033	60,804
HudBay Minerals, Inc.	87,852	340,327
IAMGOLD Corp. (I)	179,467	584,378
IMAX Corp. (I)	20,944	698,273
Imperial Metals Corp. (I)	16,200	68,192
Innergex Renewable Energy, Inc.	39,188	433,015
Interfor Corp. (I)	24,426	245,871
International Tower Hill Mines, Ltd. (I)	4,097	1,937

10SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Canada (continued)
Intertape Polymer Group, Inc.	20,311	$303,267
Just Energy Group, Inc.	39,412	245,245
K-Bro Linen, Inc.	2,733	86,949
KAB Distribution, Inc. (I)	18,405	1
Kelt Exploration, Ltd. (I)	10,273	36,898
Killam Apartment Real Estate Investment Trust	16,324	148,134
Kingsway Financial Services, Inc. (I)	2,175	10,980
Kinross Gold Corp. (I)	58,425	250,390
Kirkland Lake Gold, Inc. (I)	39,413	308,067
Klondex Mines, Ltd. (I)	48,400	165,350
Knight Therapeutics, Inc. (I)	4,223	26,825
Laurentian Bank of Canada	10,671	411,021
Leon's Furniture, Ltd.	7,023	83,279
Lightstream Resources, Ltd. (I)	75,972	9,559
Liquor Stores N.A., Ltd. (L)	11,095	72,762
Long Run Exploration, Ltd. (I)	54,489	19,114
Lucara Diamond Corp.	122,592	381,420
Lundin Mining Corp. (I)	80,827	268,119
MacDonald Dettwiler & Associates, Ltd.	12,893	849,865
Magellan Aerospace Corp.	4,104	58,993
Mainstreet Equity Corp. (I)	2,128	57,624
Major Drilling Group International, Inc.	32,798	156,318
Mandalay Resources Corp.	122,723	95,457
Manitoba Telecom Services, Inc.	8,900	256,545
Maple Leaf Foods, Inc.	43,050	966,807
Martinrea International, Inc.	32,118	228,758
Maxim Power Corp. (I)	6,300	13,932
McCoy Global, Inc. (I)	5,254	6,811
Mediagrif Interactive Technologies, Inc.	1,400	17,050
Medical Facilities Corp.	8,938	123,640
Melcor Developments, Ltd.	4,900	53,620
Merus Labs International, Inc. (I)	20,300	27,555
Mitel Networks Corp. (I)	24,641	167,988
Morguard Corp.	200	23,182
Morneau Shepell, Inc.	14,155	183,286
MTY Food Group, Inc.	4,301	141,688
Mullen Group, Ltd. (L)	31,312	343,361
Nautilus Minerals, Inc. (I)	50,929	5,826
Nevsun Resources, Ltd.	74,055	245,655
New Flyer Industries, Inc.	18,787	594,691
New Gold, Inc (I)	102,311	391,658
Newalta Corp.	21,912	26,902
Norbord, Inc.	7,559	162,841
North American Energy Partners, Inc.	3,335	9,486
Northern Dynasty Minerals, Ltd. (I)	6,576	2,056
Northland Power, Inc.	38,411	648,214
NuVista Energy, Ltd. (I)	58,198	296,904
Osisko Gold Royalties, Ltd.	15,600	183,201
Ovivo, Inc. (I)	1,851	3,458
Painted Pony Petroleum, Ltd. (I)	34,986	193,692
Pan American Silver Corp.	65,099	919,880
Parex Resources, Inc. (I)	51,255	527,266
Parkland Fuel Corp.	31,002	548,241
Pason Systems, Inc.	24,354	334,291

SEE NOTES TO FUND'S INVESTMENTS11

International Small Company Fund

	Shares	Value
Canada (continued)
Pengrowth Energy Corp.	117,566	$203,512
Penn West Petroleum, Ltd.	116,296	76,268
PHX Energy Services Corp. (L)	11,019	24,368
Pizza Pizza Royalty Corp.	9,847	104,751
Platinum Group Metals, Ltd. (I)(L)	1,120	3,203
Points International, Ltd. (I)	3,410	31,699
PolyMet Mining Corp. (I)(L)	20,250	16,060
Precision Drilling Corp.	108,455	510,289
Premium Brands Holdings Corp.	8,321	334,528
Primero Mining Corp. (I)	67,190	114,772
Pulse Seismic, Inc.	17,551	32,791
QLT, Inc. (I)	8,200	12,068
Questerre Energy Corp., Class A (I)	26,400	3,624
RB Energy, Inc. (I)	50,909	51
Redknee Solutions, Inc. (I)(L)	36,800	51,916
Reitmans Canada, Ltd., Class A (L)	15,656	53,486
Richelieu Hardware, Ltd.	17,538	331,943
Richmont Mines, Inc. (I)	25,120	195,389
RMP Energy, Inc. (I)	49,317	51,899
Rock Energy, Inc. (I)	21,473	13,264
Rocky Mountain Dealerships, Inc. (L)	6,328	34,985
Rogers Sugar, Inc.	34,109	149,301
Russel Metals, Inc.	23,607	417,288
Sabina Gold & Silver Corp. (I)	8,968	9,779
Sandstorm Gold, Ltd. (I)	54,352	195,632
Sandvine Corp.	47,144	100,662
Savanna Energy Services Corp. (I)	34,333	44,508
Sears Canada, Inc. (I)(L)	10,168	31,326
Secure Energy Services, Inc.	48,545	343,907
SEMAFO, Inc. (I)	107,182	410,305
ShawCor, Ltd.	22,972	551,286
Sherritt International Corp.	123,442	70,600
Sienna Senior Living, Inc.	12,433	165,160
Sierra Wireless, Inc. (I)	11,249	222,347
Silver Standard Resources, Inc. (I)	26,692	240,998
Solium Capital, Inc. (I)	13,429	69,534
Sprott Resource Corp. (I)(L)	45,670	19,503
Sprott, Inc. (L)	56,051	108,567
Stantec, Inc.	23,974	628,715
Stella-Jones, Inc.	19,507	733,511
Stornoway Diamond Corp. (I)	2,566	1,878
Strad Energy Services, Ltd.	8,902	11,133
Street Capital Group, Inc. (I)	13,900	13,462
Stuart Olson Inc	7,100	36,492
Student Transportation, Inc.	29,113	139,199
SunOpta, Inc. (I)	2,100	9,492
SunOpta, Inc. (I)	22,862	103,558
Superior Plus Corp.	45,800	383,486
Surge Energy, Inc. (L)	74,598	143,354
Taseko Mines, Ltd. (I)	5,290	2,600
Taseko Mines, Ltd. (I)	53,246	25,580
Tembec, Inc. (I)	30,748	31,654
Teranga Gold Corp. (I)	143,598	101,839
Teranga Gold Corp. (I)	3,505	2,481

12SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Canada (continued)
The Descartes Systems Group, Inc. (I)	10,632	$221,664
The North West Company, Inc.	15,537	353,903
Timmins Gold Corp. (I)	66,972	17,620
TMX Group Ltd.	11,500	461,807
TORC Oil & Gas, Ltd.	50,964	317,128
Toromont Industries, Ltd.	26,093	732,837
Torstar Corp., Class B	17,964	24,658
Total Energy Services, Inc.	9,743	105,280
TransAlta Corp. (L)	93,115	447,344
TransAlta Renewables, Inc.	22,729	222,896
Transcontinental, Inc., Class A	20,887	311,071
TransForce, Inc.	29,098	539,867
TransGlobe Energy Corp.	20,994	35,541
Trican Well Service, Ltd. (I)(L)	54,044	72,122
Trilogy Energy Corp. (I)(L)	10,100	37,586
Trinidad Drilling, Ltd.	71,933	129,456
Uni-Select, Inc.	7,494	199,558
Valener, Inc.	14,649	252,575
Vecima Networks, Inc.	1,797	15,320
Veresen, Inc.	22,468	175,790
Wajax Corp.	7,847	95,862
Wesdome Gold Mines, Ltd. (I)	20,000	26,385
Western Energy Services Corp.	19,926	44,066
Western Forest Products, Inc.	131,453	230,558
Westjet Airlines, Ltd.	1,400	25,131
Westport Innovations, Inc. (I)	2,300	4,899
Westshore Terminals Investment Corp.	21,806	303,473
Whistler Blackcomb Holdings, Inc.	10,251	198,712
Wi-LAN, Inc.	45,498	127,680
Winpak, Ltd. (L)	11,045	414,056
Xtreme Drilling and Coil Services Corp. (I)	12,048	22,969
Yamana Gold, Inc.	19,400	81,810
Yellow Pages, Ltd. (I)	9,518	142,768
ZCL Composites, Inc.	14,430	95,624
Zenith Epigenetics Corp. (I)	5,300	889
China 0.1%		714,240
Aupu Group Holding Company, Ltd.	164,000	54,851
CAR, Inc. (I)(L)	37,000	35,523
China Chuanglian Education Group, Ltd. (I)	948,000	29,198
China Everbright Water, Ltd.	134,000	66,145
China Gold International Resources Corp., Ltd. (I)	82,728	136,897
FIH Mobile, Ltd.	1,015,000	332,274
Sino Grandness Food Industry Group, Ltd. (L)	121,000	59,352
Cyprus 0.0%		9,058
Deep Sea Supply PLC (I)	41,514	4,622
Songa Offshore (I)	116,735	4,436
Denmark 2.1%		14,458,565
ALK-Abello A/S	2,387	443,295
Alm Brand A/S	33,471	246,318
Ambu A/S, Class B	10,061	410,127
Bang & Olufsen A/S (I)(L)	12,344	118,188
Bavarian Nordic A/S (I)	9,870	377,265
BoConcept Holding A/S, Class B (I)	186	12,458

SEE NOTES TO FUND'S INVESTMENTS13

International Small Company Fund

	Shares	Value
Denmark (continued)
Brodrene Hartmann A/S	1,401	$57,219
D/S Norden A/S (I)(L)	10,422	160,876
Dfds A/S	11,140	551,921
FLSmidth & Company A/S (L)	18,972	683,682
Fluegger A/S, B Shares	225	12,348
Genmab A/S (I)	13,165	2,379,431
GN Store Nord A/S	49,664	1,015,161
H+H International A/S, Class B (I)	5,734	70,348
H. Lundbeck A/S (I)	2,922	115,013
Harboes Bryggeri A/S, Class B	1,452	25,009
IC Group A/S	3,014	82,991
Jeudan A/S (I)	492	53,095
Jyske Bank A/S	19,610	787,649
Matas A/S	2,769	48,671
NKT Holding A/S	8,630	474,099
Nordjyske Bank A/S	1,190	15,816
Parken Sport & Entertainment A/S (I)	864	8,144
PER Aarsleff A/S, Class B	7,888	194,136
Ringkjoebing Landbobank A/S	1,546	327,374
Rockwool International A/S, A Shares	70	13,190
Rockwool International A/S, B Shares	2,890	552,390
Royal Unibrew A/S	15,380	710,531
RTX A/S	2,982	41,975
Santa Fe Group A/S (I)	5,870	53,965
Schouw & Company A/S	5,593	340,408
SimCorp A/S	15,181	803,932
Solar A/S, B Shares	2,291	108,518
Spar Nord Bank A/S	31,135	270,267
Sydbank A/S	29,492	840,864
TDC A/S	26,825	134,332
TK Development A/S (I)	28,836	32,392
Topdanmark A/S (I)	26,725	733,596
Tryg A/S	18,938	372,929
United International Enterprises	636	105,611
Vestjysk Bank A/S (I)	3,265	3,931
William Demant Holding A/S (I)	27,935	589,334
Zealand Pharma A/S (I)	4,299	79,766
Faroe Islands 0.1%		453,883
Bakkafrost P/F	11,285	437,337
BankNordik P/F	953	16,546
Finland 2.5%		17,401,858
Ahlstrom OYJ	2,379	20,477
Aktia Bank OYJ	7,313	67,027
Alma Media OYJ (I)	11,325	48,387
Amer Sports OYJ	42,393	1,263,771
Apetit OYJ	930	13,129
Aspo OYJ	8,100	59,851
Atria OYJ	2,503	24,565
BasWare OYJ (I)	2,950	122,027
Bittium OYJ	7,126	47,795
Cargotec OYJ, B Shares (L)	15,970	618,768
Caverion Corp.	32,169	220,432
Citycon OYJ	144,125	344,607

14SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Finland (continued)
Comptel OYJ	9,818	$16,935
Cramo OYJ	12,606	271,942
Digia OYJ	2,622	9,137
Elisa OYJ	53,910	2,054,186
F-Secure OYJ	33,736	113,000
Finnair OYJ (I)	35,466	189,447
Fiskars OYJ ABP	10,878	204,704
HKScan OYJ, A Shares	11,385	40,785
Huhtamaki OYJ	32,664	1,365,733
Ilkka-Yhtyma OYJ	2,083	4,728
Kemira OYJ	37,638	453,896
Kesko OYJ, A Shares	3,737	145,515
Kesko OYJ, B Shares (L)	24,623	987,240
Konecranes OYJ	18,010	498,289
Lassila & Tikanoja OYJ	11,269	202,513
Lemminkainen OYJ	1,173	16,908
Metsa Board OYJ	75,857	423,725
Metso OYJ	26,750	628,476
Nokian Renkaat OYJ	42,106	1,486,882
Okmetic OYJ	2,258	22,900
Olvi OYJ, A Shares	5,156	152,163
Oriola-KD OYJ, B Shares	45,248	209,506
Orion OYJ, Class A	8,890	320,080
Orion OYJ, Class B	33,188	1,191,076
Outokumpu OYJ (I)	113,363	474,311
Outotec OYJ (I)(L)	58,974	229,629
PKC Group OYJ (L)	7,943	155,050
Ponsse OYJ	3,319	77,158
Poyry OYJ (I)	12,889	44,320
QT Group OYJ (I)	2,622	13,857
Raisio OYJ	39,250	184,690
Ramirent OYJ	24,953	181,821
Rapala VMC OYJ	617	2,897
Revenio Group OYJ	1,456	38,142
Sanoma OYJ	35,479	198,245
Stockmann OYJ ABP, A Shares (I)	1,949	12,653
Stockmann OYJ ABP, B Shares (I)(L)	12,386	78,959
Talvivaara Mining Company PLC (I)	90,559	305
Technopolis OYJ	32,935	130,432
Teleste OYJ	1,377	12,440
Tieto OYJ	18,182	498,729
Tikkurila OYJ	11,407	198,808
Uponor OYJ	19,576	321,531
Vaisala OYJ, A Shares	3,370	106,432
Valmet OYJ	23,411	289,124
YIT OYJ	42,268	291,723
France 5.2%		36,195,028
ABC Arbitrage	1,775	13,090
Actia Group	4,194	25,957
Air France-KLM (I)	54,919	442,856
Akka Technologies	4,088	145,554
Albioma SA	8,111	130,022
Altamir	3,756	45,891
Alten SA	12,202	788,901

SEE NOTES TO FUND'S INVESTMENTS15

International Small Company Fund

	Shares	Value
France (continued)
Altran Technologies SA (I)	63,256	$939,378
APRIL SA	6,582	83,964
Archos SA (I)	432	769
Arkema SA	24,445	2,005,500
Assystem	4,749	127,048
Aubay	2,137	52,317
Axway Software SA	2,311	52,417
Bastide le Confort Medical	507	10,777
Beneteau SA	14,410	158,851
BioMerieux	4,939	645,137
Boiron SA	3,109	264,108
Bonduelle SCA	4,923	127,132
Bourbon SA	904	12,176
Burelle SA	138	124,694
Catering International Services	1,089	17,204
Cegedim SA (I)	2,125	61,222
Cegid Group SA	2,236	153,580
CGG SA (I)(L)	94,008	73,293
Chargeurs SA	8,349	91,847
Cie des Alpes	4,124	71,223
Coface SA	4,795	36,510
Derichebourg SA	36,012	103,296
Devoteam SA	2,216	104,915
Edenred	36,597	678,014
Eiffage SA	18,176	1,341,006
Electricite de Strasbourg SA	142	14,718
Elior Participations SCA (S)	14,553	326,593
Elis SA (I)	1,831	34,839
Eramet (I)(L)	1,905	64,853
Esso SA Francaise (I)	1,326	61,510
Etablissements Maurel et Prom (I)	49,203	182,537
Euler Hermes Group	4,561	392,244
Exel Industries SA, A Shares	343	29,198
Faiveley Transport SA	2,283	229,188
Faurecia	24,148	960,871
Fimalac	40	4,348
Fleury Michon SA	344	23,412
Futuren SA (I)	62,327	43,659
GameLoft SE (I)	18,466	169,094
Gaumont SA	489	25,641
Gaztransport Et Technigaz SA	7,412	251,421
GEA	126	11,187
GL Events	3,931	69,952
Groupe Crit	1,199	74,108
Groupe Fnac SA (I)	4,407	255,943
Groupe Gorge	1,438	34,537
Groupe Open	1,805	38,964
Guerbet	1,932	131,979
Haulotte Group SA	5,441	91,413
Havas SA	36,865	311,104
HiPay Group SA (I)	1,631	23,669
Imerys SA	7,822	551,507
Interparfums SA	4,049	101,344
Ipsen SA	13,534	853,701

16SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
France (continued)
IPSOS	14,479	$455,448
Jacquet Metal Service	6,226	90,061
Korian SA	16,115	524,901
Lagardere SCA (L)	47,795	1,131,731
Laurent-Perrier	809	67,507
Le Noble Age (I)	1,787	60,639
Lectra	9,769	154,953
Linedata Services	1,196	53,882
LISI	7,315	203,068
Maisons France Confort SA	1,083	50,545
Manitou BF SA	4,531	79,476
Manutan International	908	46,580
Mersen	3,879	63,467
METabolic EXplorer SA (I)	11,208	25,223
Metropole Television SA (L)	20,071	368,510
MGI Coutier	4,649	104,721
Naturex (I)	2,783	233,865
Neopost SA	12,538	302,691
Nexans SA (I)	14,404	741,392
Nexity SA (I)	13,545	729,807
Nicox SA (I)	7,590	92,921
NRJ Group (I)	7,604	80,874
Oeneo SA	7,542	66,689
Onxeo SA (I)	2,056	7,074
Onxeo SA (I)	11,077	39,096
Orpea	14,305	1,195,562
Pierre & Vacances SA (I)	2,089	95,604
Plastic Omnium SA	25,691	857,209
Plastivaloire	180	15,901
PSB Industries SA	506	27,017
Rallye SA	8,744	156,669
Recylex SA (I)	2,379	5,587
Rexel SA	57,299	876,440
Robertet SA	258	77,822
Rothschild & Company	5,170	134,788
Rubis SCA	15,869	1,203,442
Saft Groupe SA	10,044	409,465
Samse SA	285	38,370
Sartorius Stedim Biotech	7,758	509,596
Savencia SA	1,568	96,736
SEB SA	8,291	1,019,868
Seche Environnement SA	1,649	59,813
Sequana SA (I)	13,574	41,289
Societe Internationale de Plantations d'Heveas SA (I)	288	10,657
Societe Marseillaise du Tunnel Prado-Carenage SA	219	7,546
Societe Television Francaise 1	47,031	594,624
SOITEC (I)(L)	145,314	87,465
Solocal Group (I)(L)	16,412	59,437
Somfy SA	417	151,691
Sopra Steria Group	6,165	806,819
Ste Industrielle d'Aviation Latecoere SA (I)	22,917	96,495
Stef SA	1,372	99,309
Store Electronic (I)	1,989	50,675
Synergie SA	3,235	96,441

SEE NOTES TO FUND'S INVESTMENTS17

International Small Company Fund

	Shares	Value
France (continued)
Tarkett SA	885	$29,746
Technicolor SA	110,597	735,415
Technip SA	23,950	1,312,543
Teleperformance	23,750	2,071,496
Tessi SA	606	104,505
TFF Group	88	9,442
Thermador Groupe	1,174	103,190
Touax SA (I)	271	3,456
Trigano SA	3,960	238,305
UBISOFT Entertainment (I)	40,722	1,502,997
Union Financiere de France Banque SA	1,403	39,034
Valneva SE (I)	15,085	55,879
Vetoquinol SA	1,285	51,598
Vicat	7,176	470,697
VIEL & Compagnie SA	6,888	26,621
Vilmorin & Compagnie SA	2,556	172,053
Virbac SA	1,381	238,264
VM Materiaux SA	539	12,355
Vranken-Pommery Monopole Group SA	407	11,085
Worldline SA (I)(S)	1,848	56,706
Gabon 0.0%		32,513
Total Gabon	211	32,513
Germany 6.3%		43,652,891
Aareal Bank AG	25,228	926,703
Adler Modemaerkte AG	2,325	20,689
ADVA Optical Networking SE (I)	21,261	213,682
AIXTRON SE (I)(L)	17,077	107,529
AIXTRON SE, ADR (I)(L)	3,360	21,067
All For One Steeb AG	87	6,296
Allgeier SE	2,463	43,267
Amadeus Fire AG	2,014	143,415
Atoss Software AG	232	17,549
Aurubis AG	14,083	736,140
Axel Springer SE	15,538	884,249
Basler AG	410	24,219
Bauer AG	4,157	63,819
BayWa AG	5,126	174,088
Bechtle AG	5,618	623,885
Bertrandt AG	1,646	180,111
Bijou Brigitte AG	1,583	105,555
Bilfinger SE (I)	13,810	586,083
Biotest AG	2,718	53,678
Borussia Dortmund GmbH & Company KGaA	30,946	143,335
BRAAS Monier Building Group SA	2,925	81,793
CANCOM SE	6,536	367,632
Carl Zeiss Meditec AG	13,450	520,205
CENIT AG	3,844	81,360
CENTROTEC Sustainable AG	4,066	61,913
Cewe Stiftung & Company KGAA	2,452	164,605
Clere AG	388	11,205
comdirect bank AG	11,347	125,375
CompuGroup Medical AG	8,313	362,560
Constantin Medien AG (I)	13,725	34,882

18SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Germany (continued)
CropEnergies AG	7,965	$39,233
CTS Eventim AG & Company KGaA	14,217	490,427
Data Modul AG	635	28,790
DEAG Deutsche Entertainment AG (I)	2,850	11,578
Delticom AG	2,124	37,757
Deutsche Beteiligungs AG	222	6,938
Deutz AG	51,515	250,032
DIC Asset AG	18,778	180,692
DMG Mori AG (L)	23,332	1,073,979
Dr Hoenle AG	1,598	41,094
Draegerwerk AG & Company KGaA	1,359	80,901
Drillisch AG (L)	15,601	639,339
Duerr AG	8,878	689,897
Eckert & Ziegler AG	1,622	37,420
Elmos Semiconductor AG	5,362	71,894
ElringKlinger AG (L)	12,783	290,342
Euromicron AG (I)	2,304	21,739
Evotec AG (I)	36,504	162,948
Fielmann AG	8,038	586,056
First Sensor AG (I)	680	7,783
Francotyp-Postalia Holding AG	2,607	11,548
Fraport AG Frankfurt Airport Services Worldwide (L)	14,072	805,914
Freenet AG	47,633	1,313,943
Fuchs Petrolub SE	8,668	316,958
Gerresheimer AG	11,851	944,093
Gerry Weber International AG	7,054	92,619
Gesco AG	1,342	108,597
GFK SE	6,045	235,031
GFT Technologies SE	6,039	144,607
Grammer AG	5,899	243,998
GRENKELEASING AG	3,059	614,429
H&R AG (I)	5,410	73,640
Hamburger Hafen und Logistik AG	9,660	164,179
Heidelberger Druckmaschinen AG (I)	102,480	297,635
Hella KGaA Hueck & Company	2,981	112,726
HOCHTIEF AG	5,277	668,007
Hornbach Baumarkt AG	3,089	89,983
Indus Holding AG	9,416	493,739
Init Innovation In Traffic Systems AG (L)	1,525	21,806
Intershop Communications AG (I)	2,654	4,331
Isra Vision AG	1,319	96,852
IVU Traffic Technologies AG	5,399	20,492
Jenoptik AG	17,897	285,583
KION Group AG	23,026	1,274,988
Kloeckner & Company SE (I)	44,926	554,061
Koenig & Bauer AG (I)	6,623	330,796
Kontron AG (I)	16,855	55,883
Krones AG	5,025	599,085
KSB AG	73	26,000
KUKA AG (L)	8,679	1,024,217
KWS Saat SE	905	305,036
Lanxess AG	31,351	1,497,547
LEG Immobilien AG (I)	20,849	1,861,117
Leifheit AG	500	31,171

SEE NOTES TO FUND'S INVESTMENTS19

International Small Company Fund

	Shares	Value
Germany (continued)
Leoni AG	13,607	$454,132
LPKF Laser & Electronics AG (I)(L)	8,835	54,920
Manz AG (I)	1,315	55,641
MasterFlex AG (I)	414	2,766
Mediclin AG (I)	8,179	49,874
Medigene AG (I)	5,784	50,507
MLP AG	26,002	101,251
msg life AG (I)	4,454	12,899
MTU Aero Engines AG	16,581	1,567,263
MVV Energie AG	1,699	38,005
Nemetschek AG	8,720	506,080
Nexus AG	2,436	47,441
Nordex SE (I)	23,913	678,780
Norma Group SE	10,907	542,071
OHB SE	2,007	40,077
OSRAM Licht AG	24,646	1,313,186
Paion AG (I)	16,001	34,490
Paragon AG	1,041	33,745
PATRIZIA Immobilien AG (I)	14,467	402,367
Pfeiffer Vacuum Technology AG	3,719	353,949
PNE Wind AG	24,954	63,341
PSI AG	2,339	34,156
Puma SE	886	206,144
PVA TePla AG (I)	1,400	3,954
QSC AG (L)	42,179	56,123
R Stahl AG (L)	823	27,086
Rational AG	1,145	540,828
Rheinmetall AG	16,889	1,160,562
RHOEN-KLINIKUM AG	16,020	491,713
S&T AG	4,111	32,122
SAF-Holland SA	16,287	205,956
Salzgitter AG	17,399	555,680
Schaltbau Holding AG	1,736	92,297
SGL Carbon SE (I)(L)	15,924	208,008
SHW AG	2,463	77,598
Singulus Technologies AG (I)	27,287	7,378
Sixt SE	5,106	299,491
SKW Stahl-Metallurgie Holding AG (I)	2,060	9,511
SMA Solar Technology AG (L)	4,351	239,699
SMT Scharf AG (I)	1,261	15,237
Softing AG	2,069	26,599
Software AG (L)	21,412	831,744
Solarworld AG (I)	90	654
Stabilus SA (I)	214	11,574
STADA Arzneimittel AG	25,373	1,352,081
STRATEC Biomedical AG	1,400	77,902
Stroeer SE (L)	8,288	451,402
Suedzucker AG	34,719	680,694
Suess Microtec AG (I)	10,574	89,726
Surteco SE	1,666	41,070
TAG Immobilien AG	40,263	550,285
Takkt AG	12,811	284,641
Technotrans AG	3,217	58,498
TLG Immobilien AG (I)	718	15,694

20SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Germany (continued)
Tom Tailor Holding AG (I)	5,865	$26,550
Tomorrow Focus AG (I)	7,724	23,117
VERBIO Vereinigte BioEnergie AG	9,607	62,713
Vossloh AG (I)	4,261	274,363
VTG AG	3,953	129,377
Wacker Chemie AG	5,098	478,721
Wacker Neuson SE	10,607	186,497
Washtec AG	4,717	173,353
Wincor Nixdorf AG (I)	10,573	601,890
XING AG	1,001	201,079
Gibraltar 0.0%		186,293
888 Holdings PLC	55,416	186,293
Greece 0.0%		83
Alapis Holding Industrial & Commercial SA of Pharmaceutical Chemical Products (I)	1,810	83
TT Hellenic Postbank SA (I)	20,725	0
Greenland 0.0%		1,780
Gronlandsbanken A/S	20	1,780
Guernsey, Channel Islands 0.0%		18,194
Raven Russia, Ltd. (I)	38,191	18,194
Hong Kong 2.8%		19,027,914
Aeon Stores Hong Kong Company, Ltd.	22,000	18,875
Agritrade Resources, Ltd.	210,000	44,388
Alco Holdings, Ltd.	54,000	22,995
Allied Group, Ltd.	18,000	92,884
Allied Properties HK, Ltd.	678,000	129,408
Anxian Yuan China Holdings, Ltd. (I)	600,000	11,151
APAC Resources, Ltd. (I)	147,812	1,704
Applied Development Holdings, Ltd. (I)	350,000	16,611
APT Satellite Holdings, Ltd.	153,000	115,345
Asia Financial Holdings, Ltd.	94,000	54,374
Asia Satellite Telecom Holdings Company, Ltd.	38,220	53,661
Asia Standard International Group, Ltd.	332,000	54,498
ASM Pacific Technology, Ltd.	58,500	428,846
Associated International Hotels, Ltd.	26,000	70,635
Auto Italia Holdings (I)	950,000	21,836
AVIC Joy Holdings HK, Ltd. (I)	400,000	9,962
Ban Loong Holdings, Ltd. (I)	696,000	10,024
BEP International Holdings, Ltd.	930,000	54,752
Bonjour Holdings, Ltd.	635,000	25,766
Bossini International Holdings	246,000	14,727
Bright Smart Securities & Commodities Group, Ltd.	244,000	70,533
Brightoil Petroleum Holdings, Ltd.	292,000	87,705
Brockman Mining, Ltd. (I)	855,430	10,505
Burwill Holdings, Ltd. (I)	1,604,000	54,611
Cafe de Coral Holdings, Ltd.	128,000	356,364
CCT Fortis Holdings, Ltd.	72,000	9,074
Century City International Holdings, Ltd.	452,000	26,989
Champion Technology Holdings, Ltd. (I)	494,000	6,793
Chen Hsong Holdings	40,000	8,238
Chevalier International Holdings, Ltd.	45,524	73,350
China Daye Non-Ferrous Metals Mining, Ltd. (I)	2,004,000	32,652
China Energy Development Holdings, Ltd. (I)	2,748,000	40,414

SEE NOTES TO FUND'S INVESTMENTS21

International Small Company Fund

	Shares	Value
Hong Kong (continued)
China Environmental Energy Investment, Ltd. (I)	1,000,000	$14,271
China Ever Grand Financial Leasing Group Company, Ltd. (I)	1,760,000	31,488
China Flavors & Fragrances Company, Ltd.	68,000	23,708
China Metal International Holdings, Inc.	150,000	47,272
China Public Procurement, Ltd. (I)(L)	3,312,000	58,856
China Solar Energy Holdings, Ltd. (I)	127,000	2,942
China Star Entertainment, Ltd. (I)	126,000	11,658
China Strategic Holdings, Ltd. (I)	1,372,500	36,406
China Ting Group Holdings, Ltd. (I)	384,000	18,086
China Wah Yan Healthcare, Ltd. (I)	157,500	2,133
Chow Sang Sang Holdings International, Ltd.	119,000	203,356
Chu Kong Shipping Enterprise Group Company, Ltd.	164,000	43,213
Chuang's Consortium International, Ltd.	332,021	43,134
CITIC Telecom International Holdings, Ltd.	499,000	201,053
CK Life Sciences International Holdings, Inc.	1,146,000	105,988
Continental Holdings, Ltd. (I)	510,000	8,069
Convenience Retail Asia, Ltd.	68,000	28,732
Convoy Financial Holdings, Ltd. (I)	630,000	25,578
CP Lotus Corp. (I)	280,000	5,325
Crocodile Garments (I)	185,000	18,369
Cross-Harbour Holdings, Ltd.	22,000	29,745
CSI Properties, Ltd	2,266,333	75,804
CST Mining Group, Ltd. (I)	2,711,040	40,768
Dah Sing Banking Group, Ltd.	161,248	285,281
Dah Sing Financial Holdings, Ltd.	58,744	390,917
Dan Form Holdings Company, Ltd. (I)	66,000	14,497
Dickson Concepts International, Ltd.	94,000	31,060
DMX Technologies Group, Ltd. (I)	34,000	2,691
Eagle Nice International Holdings, Ltd.	46,000	11,179
EganaGoldpfeil Holdings, Ltd. (I)	131,750	0
Emperor Capital Group, Ltd.	1,071,000	96,363
Emperor Entertainment Hotel, Ltd.	215,000	54,930
Emperor International Holdings, Ltd.	478,250	96,554
Emperor Watch & Jewellery, Ltd. (I)	1,900,000	36,084
ENM Holdings, Ltd. (I)	60,000	3,091
EPI Holdings, Ltd. (I)	846,000	16,842
Esprit Holdings, Ltd. (I)	637,450	514,021
eSun Holdings, Ltd. (I)	113,000	8,003
Fairwood Holdings, Ltd.	21,500	73,864
Far East Consortium International, Ltd.	434,558	133,762
First Pacific Company, Ltd.	410,000	269,342
First Shanghai Investments, Ltd.	296,000	48,710
Fountain SET Holdings, Ltd.	278,000	31,791
Future Bright Holdings, Ltd.	162,000	15,880
G-Resources Group, Ltd.	8,824,800	177,834
GCL New Energy Holdings, Ltd. (I)	1,566,000	66,415
Get Nice Financial Group, Ltd. (I)	53,100	7,722
Get Nice Holdings, Ltd. (L)	2,124,000	73,818
Giordano International, Ltd.	425,708	201,559
Global Brands Group Holding, Ltd. (I)	2,130,000	211,402
Glorious Sun Enterprises, Ltd. (L)	294,000	38,136
Gold Peak Industries Holding, Ltd.	90,000	9,017
Guangnan Holdings, Ltd.	108,000	12,098
Guoco Group, Ltd.	4,000	43,122

22SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Hong Kong (continued)
Guotai Junan International Holdings, Ltd. (L)	911,600	$291,611
Haitong International Securities Group, Ltd.	605,519	353,385
Hang Fung Gold Technology, Ltd. (I)	310,000	0
Hang Lung Group, Ltd.	21,000	58,798
Hanison Construction Holdings, Ltd.	143,631	23,694
Hanny Holdings, Ltd.	1,017,000	42,553
Hao Tian Development Group, Ltd. (I)	387,200	25,872
Harbour Centre Development, Ltd.	37,500	63,988
HKR International, Ltd.	317,600	126,669
Hong Kong Aircraft Engineering Company, Ltd.	13,600	89,032
Hong Kong Ferry Holdings Company, Ltd.	46,000	51,716
Hong Kong Shanghai Alliance Holdings, Ltd.	58,000	5,668
Hong Kong Television Network, Ltd. (I)	31,000	5,930
Hong Kong Television Network, Ltd., ADR (I)	1,717	6,628
Hongkong Chinese, Ltd.	224,000	42,316
Hop Hing Group Holdings, Ltd.	920,000	11,813
Hopewell Holdings, Ltd.	220,000	707,133
Hsin Chong Construction Group, Ltd. (L)	920,000	91,162
Hung Hing Printing Group, Ltd.	76,216	9,602
Hutchison Telecommunications Hong Kong Holdings, Ltd.	558,000	184,524
I-CABLE Communications, Ltd. (I)	332,000	25,542
Imagi International Holdings, Ltd. (I)	625,500	22,136
International Standard Resources Holdings, Ltd. (I)	900,000	15,351
iOne Holdings, Ltd. (I)	980,000	23,805
IPE Group, Ltd.	220,000	48,018
IRC, Ltd. (I)	864,666	14,094
IT, Ltd.	234,808	77,782
ITC Corp., Ltd.	271,327	21,714
Johnson Electric Holdings, Ltd.	130,000	316,960
K Wah International Holdings, Ltd.	446,839	217,921
Kader Holdings Company, Ltd. (I)	248,000	23,450
Keck Seng Investments, Ltd.	1,000	836
Kerry Logistics Network, Ltd.	198,500	292,370
Kerry Properties, Ltd.	11,000	27,537
Kingmaker Footwear Holdings, Ltd.	54,000	14,182
Ko Yo Chemical Group, Ltd. (I)	536,000	16,654
Kowloon Development Company, Ltd.	144,000	134,707
Kwoon Chung Bus Holdings, Ltd.	20,000	10,776
L'sea Resources International Holdings, Ltd. (I)	510,000	11,669
Lai Sun Development Company, Ltd.	5,124,333	70,627
Landing International Development, Ltd. (I)	700,000	19,799
Landsea Green Properties Company, Ltd.	120,000	10,477
Lifestyle International Holdings, Ltd.	168,500	268,153
Lippo China Resources, Ltd.	1,128,000	33,351
Lippo, Ltd.	31,250	18,867
Lisi Group Holdings, Ltd.	490,000	34,673
Liu Chong Hing Investment, Ltd.	86,000	98,514
Luen Thai Holdings, Ltd.	103,000	15,076
Luk Fook Holdings International, Ltd.	116,000	261,219
Lung Kee Holdings, Ltd.	48,000	12,409
Magnificent Estates	438,000	10,023
Man Sang International, Ltd. (I)	126,000	11,994
Man Wah Holdings, Ltd.	238,000	333,462
Mandarin Oriental International, Ltd.	17,600	25,408

SEE NOTES TO FUND'S INVESTMENTS23

International Small Company Fund

	Shares	Value
Hong Kong (continued)
Mason Financial Holdings, Ltd. (I)	450,000	$18,508
Melco International Development, Ltd.	289,000	341,061
Midland Holdings, Ltd. (I)	296,000	73,385
Ming Fai International Holdings, Ltd.	41,000	4,858
Miramar Hotel & Investment Company, Ltd.	46,000	83,119
National Electronic Holdings, Ltd.	88,000	10,264
Neo-Neon Holdings, Ltd. (I)	228,000	29,949
New Times Energy Corp., Ltd. (I)	36,600	809
NewOcean Energy Holdings, Ltd.	358,000	126,840
Next Digital, Ltd.	276,000	14,924
Nine Express, Ltd. (I)	210,000	12,652
Noble Group, Ltd. (I)(L)	1,427,900	305,950
O Luxe Holdings, Ltd. (I)	595,500	35,061
Orange Sky Golden Harvest Entertainment Holdings, Ltd. (I)	455,000	28,673
Orient Overseas International, Ltd.	81,500	316,039
Oriental Watch Holdings, Ltd.	190,000	22,780
Pacific Andes International Holdings, Ltd. (I)	2,171,305	40,795
Pacific Basin Shipping, Ltd. (I)(L)	612,000	74,772
Pacific Textiles Holdings, Ltd.	225,000	271,241
Pak Fah Yeow International, Ltd.	20,000	10,103
Paliburg Holdings, Ltd.	71,380	21,122
Paradise Entertainment, Ltd.	176,000	27,790
Peace Mark Holdings, Ltd. (I)	180,000	0
Pearl Oriental Oil, Ltd. (I)	663,000	25,957
Perfect Shape PRC Holdings, Ltd.	92,000	9,359
Pico Far East Holdings, Ltd.	324,000	83,854
Playmates Holdings, Ltd.	74,000	100,988
Playmates Toys, Ltd.	224,000	59,816
Polytec Asset Holdings, Ltd.	600,000	41,624
Public Financial Holdings, Ltd.	148,000	64,960
PYI Corp., Ltd.	1,336,801	30,932
Regal Hotels International Holdings, Ltd.	195,200	85,364
Sa Sa International Holdings, Ltd.	391,999	124,700
SAS Dragon Holdings, Ltd.	136,000	21,818
SEA Holdings, Ltd.	70,000	212,994
Seec Media Group, Ltd. (I)	2,536,000	34,493
Shangri-La Asia, Ltd.	12,000	13,690
Shenwan Hongyuan HK, Ltd.	115,000	56,446
Shougang Concord Grand Group, Ltd. (I)	863,000	31,554
Shun Ho Technology Holdings, Ltd. (I)	7,227	2,443
Shun Tak Holdings, Ltd.	487,250	152,043
Silver Base Group Holdings, Ltd. (I)	258,000	42,474
Sing Tao News Corp., Ltd.	58,000	7,617
Singamas Container Holdings, Ltd.	670,000	71,400
Sitoy Group Holdings, Ltd.	135,000	49,460
SmarTone Telecommunications Holdings, Ltd.	136,089	222,532
SOCAM Development, Ltd. (I)	108,927	53,142
Solartech International Holdings, Ltd. (I)	320,000	11,719
Solomon Systech International, Ltd. (I)	504,000	19,476
Soundwill Holdings, Ltd.	42,000	55,082
South China Financial Holdings, Ltd. (I)	2,250,000	39,052
Stella International Holdings, Ltd.	173,000	425,495
Stelux Holdings International, Ltd.	200,000	16,254
Success Universe Group, Ltd. (I)	360,000	8,349

24SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Hong Kong (continued)
Sun Hung Kai & Company, Ltd.	236,318	$142,340
Sunwah Kingsway Capital Holdings, Ltd.	360,000	6,495
TAI Cheung Holdings, Ltd.	82,000	63,571
Tan Chong International, Ltd.	63,000	20,526
Tao Heung Holdings, Ltd.	95,000	23,695
Television Broadcasts, Ltd.	117,200	398,209
Termbray Industries International Holdings, Ltd. (I)	94,000	8,953
Texwinca Holdings, Ltd.	262,000	255,294
The 13 Holdings, Ltd. (I)	55,000	22,368
The Hong Kong Building & Loan Agency, Ltd. (I)	224,000	11,420
The Hongkong & Shanghai Hotels, Ltd. (L)	217,000	231,397
Titan Petrochemicals Group, Ltd. (I)	600,000	4,749
TOM Group, Ltd. (I)	44,000	11,548
Tradelink Electronic Commerce, Ltd.	228,000	46,635
Transport International Holdings, Ltd.	92,400	237,398
Trinity, Ltd. (I)	408,000	30,992
TSC Group Holdings, Ltd. (I)	185,000	30,396
Tsui Wah Holdings, Ltd.	170,000	33,720
United Laboratories International Holdings, Ltd. (I)	148,500	60,742
United Photovoltaics Group, Ltd. (I)(L)	846,000	66,395
Up Energy Development Group, Ltd. (I)	898,000	11,686
Upbest Group, Ltd.	4,000	1,111
Value Convergence Holdings, Ltd. (I)	172,000	29,049
Value Partners Group, Ltd.	288,000	287,059
Valuetronics Holdings, Ltd.	76,500	28,332
Vanke Property Overseas, Ltd.	35,000	23,953
Varitronix International, Ltd.	104,000	85,227
Victory City International Holdings, Ltd.	653,660	40,852
Vitasoy International Holdings, Ltd.	290,000	569,622
VS International Group, Ltd. (I)	232,000	11,778
VST Holdings, Ltd.	316,400	98,507
VTech Holdings, Ltd.	56,500	618,818
Wai Kee Holdings, Ltd.	72,000	21,392
Winfull Group Holdings, Ltd. (I)	552,000	15,516
Wing On Company International, Ltd.	17,000	50,241
Wing Tai Properties, Ltd.	68,000	37,627
Xinyi Glass Holdings, Ltd.	706,000	490,906
Yeebo International Holding	82,000	17,788
YGM Trading, Ltd.	22,000	12,682
ZH International Holdings, Ltd. (I)	320,000	9,884
India 0.0%		206,962
Vedanta Resources PLC	38,025	206,962
Ireland 1.1%		7,502,502
C&C Group PLC	65,089	299,449
DCC PLC	15,467	1,407,655
FBD Holdings PLC (I)	8,155	57,415
Glanbia PLC	46,938	872,377
Grafton Group PLC	53,492	572,553
Greencore Group PLC	149,514	745,590
IFG Group PLC	22,431	60,407
Independent News & Media PLC (I)	70,031	12,086
Irish Continental Group PLC	34,595	207,931
Kingspan Group PLC	47,119	1,323,536

SEE NOTES TO FUND'S INVESTMENTS25

International Small Company Fund

	Shares	Value
Ireland (continued)
Paddy Power Betfair PLC	1,034	$139,637
Paddy Power Betfair PLC	1,931	255,972
Smurfit Kappa Group PLC	23,464	640,484
UDG Healthcare PLC	105,784	907,410
Isle of Man 0.2%		1,391,616
GVC Holdings PLC	57,422	499,806
Hansard Global PLC	11,952	19,952
Playtech PLC	70,851	871,858
Israel 0.7%		5,070,097
Africa Israel Investments, Ltd. (I)	48,492	14,701
Africa Israel Properties, Ltd.	4,887	71,389
Airport City, Ltd. (I)	20,196	197,855
Allot Communications, Ltd. (I)	3,802	18,441
Alrov Properties And Lodgings, Ltd.	2,922	60,105
Amot Investments, Ltd.	29,004	112,153
AudioCodes, Ltd. (I)	4,617	17,856
Avgol Industries 1953, Ltd.	22,734	24,881
Azorim-Investment Development & Construction Company, Ltd. (I)	28,861	22,574
Bayside Land Corp.	222	78,229
Big Shopping Centers 2004, Ltd.	860	48,477
Blue Square Real Estate, Ltd.	696	24,247
Brainsway, Ltd. (I)	1,628	5,795
Cellcom Israel, Ltd. (I)	16,095	133,827
Cellcom Israel, Ltd. (I)	1,000	8,360
Ceragon Networks, Ltd. (I)	4,174	7,197
Clal Biotechnology Industries, Ltd. (I)	10,503	7,800
Clal Insurance Enterprise Holdings, Ltd. (I)	7,277	83,912
Cohen Development & Industrial Buildings, Ltd. (I)	330	6,850
Compugen, Ltd. (I)	16,216	111,466
Delek Automotive Systems, Ltd.	10,997	99,957
Delta Galil Industries, Ltd.	3,158	79,216
Direct Insurance Financial Investments, Ltd.	3,707	27,862
El Al Israel Airlines	53,444	36,739
Electra, Ltd.	591	77,351
Elron Electronic Industries, Ltd. (I)	3,504	15,105
Equital, Ltd. (I)	1,514	24,958
Evogene, Ltd. (I)	5,330	36,443
First International Bank of Israel, Ltd.	10,340	129,901
Fms Enterprises Migun, Ltd.	27	549
Formula Systems, Ltd.	2,373	81,760
Fox Wizel, Ltd.	1,319	19,825
Frutarom Industries, Ltd.	7,908	384,968
Gilat Satellite Networks, Ltd. (I)	759	3,674
Gilat Satellite Networks, Ltd. (I)	8,681	42,018
Hadera Paper, Ltd. (I)	503	14,247
Harel Insurance Investments & Financial Services, Ltd.	34,629	126,092
Hilan, Ltd.	2,091	28,848
IDI Insurance Company, Ltd.	801	40,491
Industrial Buildings Corp.	21,735	22,047
Israel Discount Bank, Ltd., Class A (I)	235,278	390,428
Ituran Location & Control, Ltd.	705	14,365
Jerusalem Oil Exploration (I)	3,048	123,265
Kamada, Ltd. (I)	9,497	34,834

26SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Israel (continued)
Klil Industries, Ltd.	124	$7,905
Magic Software Enterprises, Ltd.	6,056	41,842
Matrix IT, Ltd.	11,728	78,579
Maytronics, Ltd.	8,528	24,555
Mazor Robotics, Ltd. (I)	11,931	95,602
Melisron, Ltd.	5,084	202,930
Menorah Mivtachim Holdings, Ltd. (I)	7,767	63,402
Migdal Insurance & Financial Holding, Ltd.	134,964	88,316
Mivtach Shamir Holdings, Ltd.	1,455	30,199
Naphtha Israel Petroleum Corp., Ltd. (I)	12,717	63,007
Nova Measuring Instruments, Ltd. (I)	8,212	97,252
Oil Refineries, Ltd. (I)	380,180	134,923
Partner Communications Company, Ltd. (I)	23,067	123,026
Paz Oil Company, Ltd.	1,576	263,883
Perion Network, Ltd. (I)	699	881
Plasson Industries, Ltd.	1,061	25,213
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	1,932	83,774
Sapiens International Corp. NV	6,541	79,751
Shikun & Binui, Ltd.	72,021	127,667
Shufersal, Ltd.	25,929	83,911
Strauss Group, Ltd.	9,551	152,540
Summit Real Estate Holdings, Ltd. (I)	5,933	30,880
The Phoenix Holdings, Ltd. (I)	23,033	56,674
Tower Semiconductor, Ltd. (I)	1	6
Tower Semiconductor, Ltd. (I)(L)	5,480	73,191
Tower Semiconductor, Ltd. (I)	8,932	119,278
Union Bank of Israel, Ltd. (I)	2,889	9,852
Italy 3.8%		25,950,871
A2A SpA	514,575	733,517
ACEA SpA	19,968	292,301
Aeffe SpA (I)(L)	10,932	13,420
Alerion Cleanpower SpA	7,237	14,085
Amplifon SpA	37,857	370,753
Anima Holding SpA (S)	43,077	264,657
Ansaldo STS SpA	37,273	425,485
Arnoldo Mondadori Editore SpA (I)	59,256	70,313
Ascopiave SpA	26,339	72,204
Astaldi SpA (L)	16,735	82,143
Autogrill SpA (I)	41,627	356,964
Azimut Holding SpA	39,607	871,387
Banca Carige SpA (I)	14,180	8,847
Banca Finnat Euramerica SpA	29,383	12,125
Banca Generali SpA	20,277	531,372
Banca IFIS SpA	8,901	235,695
Banca Monte dei Paschi di Siena SpA (I)	151,360	104,969
Banca Popolare dell'Emilia Romagna SC	180,319	913,389
Banca Popolare dell'Etruria e del Lazio SC (I)(L)	72,300	0
Banca Popolare di Milano Scarl	1,609,357	928,333
Banca Popolare di Sondrio Scarl (L)	169,412	555,031
Banca Profilo SpA	104,135	24,234
Banco di Desio e della Brianza SpA	13,389	31,452
Banco Popolare SC (L)	63,908	316,531
BasicNet SpA	16,475	58,274
Beghelli SpA (I)	11,564	5,135

SEE NOTES TO FUND'S INVESTMENTS27

International Small Company Fund

	Shares	Value
Italy (continued)
Biesse SpA	3,663	$52,234
Brembo SpA	11,013	635,521
Brunello Cucinelli SpA (L)	8,388	165,589
Buzzi Unicem SpA (L)	26,764	532,304
Cairo Communication SpA (L)	9,146	49,753
Caltagirone Editore SpA (I)	5,211	5,107
Cembre SpA	1,340	20,870
Cementir Holding SpA	18,756	96,413
Cerved Information Solutions SpA	15,860	132,071
CIR-Compagnie Industriali Riunite SpA	177,622	208,874
Credito Emiliano SpA	36,002	254,917
Credito Valtellinese SC	418,917	261,716
Danieli & C Officine Meccaniche SpA	5,205	104,329
Datalogic SpA	8,618	155,313
Davide Campari Milano SpA	115,890	1,120,324
De'Longhi SpA	18,049	484,367
DeA Capital SpA (I)	4,303	5,651
DiaSorin SpA	7,555	457,331
Ei Towers SpA (I)	6,210	357,593
El.En. SpA	1,876	27,014
Elica SpA	3,807	8,179
Engineering SpA (I)	1,996	146,567
ERG SpA	19,591	238,695
Esprinet SpA	10,142	74,973
Eurotech SpA (I)	10,718	17,055
Falck Renewables SpA	48,785	47,296
FinecoBank Banca Fineco SpA	39,098	285,690
FNM SpA	37,416	21,006
Geox SpA	28,027	95,931
Gruppo Editoriale L'Espresso SpA (I)	57,334	59,792
Gruppo Mutuionline SpA	7,604	69,786
Hera SpA	266,098	769,962
IMMSI SpA	78,958	36,487
Industria Macchine Automatiche SpA	5,363	340,822
Intek Group SpA (I)	26,355	6,607
Interpump Group SpA	23,783	379,077
Iren SpA	223,727	410,802
Italcementi SpA (I)	52,674	614,290
Italmobiliare SpA	2,621	104,420
Juventus Football Club SpA (I)	144,708	42,592
La Doria SpA	3,597	46,980
Landi Renzo SpA (I)	9,280	5,462
Maire Tecnimont SpA	38,405	110,176
MARR SpA	10,986	217,419
Mediaset SpA	267,496	1,194,833
Moleskine SpA	33,942	84,991
Moncler SpA	42,303	706,107
Nice SpA	3,458	8,506
Parmalat SpA	71,463	183,213
Piaggio & C SpA	55,096	107,767
Prelios SpA (I)	11,532	1,167
Prima Industrie SpA	1,462	22,504
Prysmian SpA	68,993	1,688,588
RCS MediaGroup SpA (I)(L)	86,445	73,362

28SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Italy (continued)
Recordati SpA	32,703	$966,097
Reno de Medici SpA	56,822	20,233
Reply SpA	1,989	289,944
Retelit SpA (I)	39,468	29,436
Sabaf SpA	2,768	30,278
SAES Getters SpA	1,603	21,281
Safilo Group SpA (I)	9,785	75,714
Saipem SpA (I)	1,002,202	410,116
Salini Impregilo SpA	81,791	281,376
Salvatore Ferragamo SpA (L)	16,834	360,605
Saras SpA (L)	91,463	160,069
SAVE SpA	6,774	100,771
Servizi Italia SpA	3,687	15,369
Snai SpA (I)	13,216	12,295
Societa Cattolica di Assicurazioni SCRL	58,846	403,536
Societa Iniziative Autostradali e Servizi SpA	25,612	250,220
Sogefi SpA (I)	21,868	42,109
SOL SpA	10,113	91,856
Tiscali SpA (I)	444,668	25,061
Tod's SpA (L)	4,358	262,285
Trevi Finanziaria Industriale SpA	41,140	68,489
TXT e-solutions SpA	2,388	19,651
Unipol Gruppo Finanziario SpA	157,908	583,254
UnipolSai SpA	58,824	117,528
Vittoria Assicurazioni SpA	10,854	108,714
Yoox Net-A-Porter Group SpA (I)	17,667	496,205
Zignago Vetro SpA	10,467	67,368
Japan 22.1%		152,497,353
A&D Company, Ltd.	5,600	21,958
Accordia Golf Company, Ltd.	14,700	136,968
Achilles Corp.	58,000	71,513
Adastria Company, Ltd.	8,440	276,979
ADEKA Corp.	29,691	403,692
Aderans Company, Ltd.	10,100	48,125
Advan Company, Ltd.	6,200	66,667
Advanex, Inc.	1,000	11,441
Advantest Corp.	39,300	434,364
Aeon Delight Company, Ltd.	3,800	109,315
Aeon Fantasy Company, Ltd.	2,900	71,042
Aeon Hokkaido Corp.	5,400	24,930
AGORA Hospitality Group Company, Ltd. (I)	74,000	25,306
Agro-kanesho Company, Ltd.	3,700	34,617
Ahresty Corp.	8,100	56,314
Ai Holdings Corp.	10,800	257,723
Aica Kogyo Company, Ltd.	17,100	381,941
Aichi Corp.	8,400	63,904
Aichi Steel Corp.	41,000	187,836
Aichi Tokei Denki Company, Ltd.	6,000	16,162
Aida Engineering, Ltd.	20,200	201,233
Ain Holdings, Inc.	5,900	377,119
Aiphone Company, Ltd.	3,800	60,648
Airport Facilities Company, Ltd.	8,100	38,438
Aisan Industry Company, Ltd.	11,600	93,900
AIT Corp.	1,500	12,274

SEE NOTES TO FUND'S INVESTMENTS29

International Small Company Fund

	Shares	Value
Japan (continued)
Aizawa Securities Company, Ltd.	12,700	$71,119
Akebono Brake Industry Company, Ltd. (I)	25,300	61,255
Alconix Corp.	3,200	44,806
Alinco, Inc.	4,200	38,154
Alpen Company, Ltd. (L)	5,700	88,178
Alpha Corp.	1,000	8,774
Alpha Systems, Inc.	1,120	17,150
Alpine Electronics, Inc.	16,415	186,084
Alps Logistics Company, Ltd.	6,400	31,237
Altech Corp.	1,800	36,824
Amano Corp.	20,600	345,923
Amiyaki Tei Company, Ltd.	900	35,665
Amuse, Inc.	3,200	67,579
Anest Iwata Corp.	8,700	81,721
Anicom Holdings, Inc.	800	20,208
Anritsu Corp.	46,997	265,715
AOI Electronics Company, Ltd.	700	13,372
AOKI Holdings, Inc.	16,500	175,231
Aoyama Trading Company, Ltd.	17,700	628,839
Arakawa Chemical Industries, Ltd.	6,600	57,293
Arata Corp.	3,800	83,132
Araya Industrial Company, Ltd.	21,000	26,796
Arcland Sakamoto Company, Ltd.	8,900	95,948
Arcland Service Company, Ltd.	2,000	57,673
Arcs Company, Ltd.	11,984	287,971
Ardepro Company, Ltd.	56,100	60,354
Argo Graphics, Inc.	2,600	40,468
Ariake Japan Company, Ltd.	4,100	241,347
Arisawa Manufacturing Company, Ltd.	9,300	46,878
Arrk Corp. (I)	24,300	17,905
Artnature, Inc.	6,000	51,244
As One Corp.	2,800	107,333
Asahi Broadcasting Corp.	900	5,317
Asahi Company, Ltd.	5,000	79,293
Asahi Diamond Industrial Company, Ltd.	16,300	131,776
Asahi Holdings, Inc.	9,400	131,771
Asahi Kogyosha Company, Ltd.	2,000	9,037
Asahi Net, Inc.	3,000	13,032
Asahi Organic Chemicals Industry Company, Ltd.	25,000	46,338
Asante, Inc.	1,400	17,524
Asanuma Corp.	23,000	51,174
Asatsu-DK, Inc.	11,900	295,957
Ashikaga Holdings Company, Ltd.	37,800	119,638
Ashimori Industry Company, Ltd.	9,000	13,633
Asia Growth Capital, Ltd. (I)	19,600	15,438
ASKA Pharmaceutical Company, Ltd.	7,000	101,815
ASKUL Corp.	6,100	223,762
Asunaro Aoki Construction Company, Ltd.	4,000	26,205
Ateam, Inc.	1,700	25,823
Atom Corp.	18,200	112,043
Atsugi Company, Ltd.	40,000	40,025
Autobacs Seven Company, Ltd.	19,500	296,396
Avex Group Holdings, Inc.	10,100	125,365
Axell Corp.	3,300	25,718

30SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Japan (continued)
Axial Retailing, Inc.	4,000	$141,189
Azbil Corp.	19,900	552,468
Bando Chemical Industries, Ltd.	27,000	129,537
Bank of the Ryukyus, Ltd.	13,100	144,406
Belc Company, Ltd.	2,200	85,738
Belluna Company, Ltd.	17,000	93,471
Benefit One, Inc.	4,500	120,932
Best Denki Company, Ltd.	25,700	25,649
Bic Camera, Inc. (L)	26,900	250,648
Biofermin Pharmaceutical Company, Ltd.	1,500	38,269
BML, Inc.	3,300	153,747
Bookoff Corp.	2,900	22,304
BP Castrol KK	2,800	32,065
Broadleaf Company, Ltd.	5,100	49,973
Broccoli Company, Ltd.	5,000	25,624
Bronco Billy Company, Ltd.	2,600	71,539
Bunka Shutter Company, Ltd.	17,100	137,247
C Uyemura & Company, Ltd.	2,600	107,724
CAC Holdings Corp.	4,000	30,208
Calsonic Kansei Corp.	55,000	424,620
Can Do Company, Ltd. (L)	3,300	47,658
Canon Electronics, Inc.	7,100	104,464
Capcom Company, Ltd.	12,900	303,268
Career Design Center Company, Ltd.	200	1,825
Carlit Holdings Company, Ltd.	4,600	20,204
Cawachi, Ltd.	5,000	108,314
Central Glass Company, Ltd.	70,432	345,479
Central Security Patrols Company, Ltd.	900	18,187
Central Sports Company, Ltd.	2,000	43,251
Chimney Company, Ltd.	1,300	35,598
Chino Corp.	2,500	22,505
Chiyoda Company, Ltd.	4,500	106,610
Chiyoda Integre Company, Ltd.	4,200	79,881
Chofu Seisakusho Company, Ltd.	2,800	66,521
Chori Company, Ltd.	4,900	66,491
Chubu Shiryo Company, Ltd.	6,800	49,074
Chudenko Corp.	6,700	130,688
Chuetsu Pulp & Paper Company, Ltd.	39,000	80,842
Chugai Mining Company, Ltd. (I)	34,900	6,600
Chugai Ro Company, Ltd.	26,000	52,912
Chugoku Marine Paints, Ltd.	21,000	151,282
Chuo Gyorui Company, Ltd.	3,000	7,084
Chuo Spring Company, Ltd.	1,000	2,657
Ci:z Holdings Company, Ltd.	8,400	174,639
Citizen Holdings Company, Ltd.	86,700	482,989
CKD Corp.	18,600	161,495
Clarion Company, Ltd.	32,000	92,133
Cleanup Corp.	8,200	56,895
CMIC Holdings Company, Ltd.	4,200	64,000
CMK Corp. (I)	18,000	72,702
Coca-Cola East Japan Company, Ltd.	5,987	114,711
Coca-Cola West Company, Ltd.	9,700	268,693
Cocokara Fine, Inc.	3,630	191,396
COLOPL, Inc.	4,000	78,015

SEE NOTES TO FUND'S INVESTMENTS31

International Small Company Fund

	Shares	Value
Japan (continued)
Colowide Company, Ltd.	16,200	$283,809
Computer Engineering & Consulting, Ltd.	3,000	41,639
COMSYS Holdings Corp.	24,400	400,705
Concordia Financial Group, Ltd. (I)	14,309	66,715
CONEXIO Corp.	4,300	53,657
COOKPAD, Inc.	15,900	210,259
Corona Corp.	5,200	49,036
Cosel Company, Ltd.	6,700	73,865
Cosmo Energy Holdings Company, Ltd.	20,863	289,251
Create SD Holdings Company, Ltd.	9,700	234,979
Cresco, Ltd.	1,400	23,865
CROOZ, Inc.	1,900	36,275
CTI Engineering Company, Ltd.	4,200	35,104
DA Consortium, Inc.	5,900	47,649
Dai Nippon Toryo Company, Ltd.	41,000	76,798
Dai-Dan Company, Ltd.	7,000	50,462
Dai-ichi Seiko Company, Ltd.	3,000	29,912
Daibiru Corp.	16,600	154,247
Daido Kogyo Company, Ltd.	18,000	33,323
Daido Metal Company, Ltd.	11,000	99,816
Daido Steel Company, Ltd.	90,000	314,199
Daidoh, Ltd.	9,700	40,545
Daifuku Company, Ltd.	26,100	448,890
Daihatsu Diesel Manufacturing Company, Ltd.	5,200	29,038
Daihen Corp.	33,000	153,344
Daiho Corp.	25,000	112,969
Daiichi Jitsugyo Company, Ltd.	17,000	82,322
Daiichi Kigenso Kagaku-Kogyo Company, Ltd.	1,000	27,508
Daiichikosho Company, Ltd.	8,500	323,184
Daiken Corp.	25,000	67,804
Daiken Medical Company, Ltd. (L)	5,800	45,108
Daiki Aluminium Industry Company, Ltd.	12,000	34,497
Daikoku Denki Company, Ltd.	2,700	36,366
Daikokutenbussan Company, Ltd.	2,100	90,921
Daikyo, Inc.	115,144	175,715
Dainichi Company, Ltd.	2,100	11,527
Dainichiseika Color & Chemicals Manufacturing Company, Ltd.	25,000	104,866
Daio Paper Corp. (L)	27,300	286,781
Daiseki Company, Ltd.	12,000	227,831
Daishinku Corp. (L)	14,000	34,592
Daisue Construction Company, Ltd.	2,300	21,711
Daisyo Corp.	2,100	28,627
Daito Pharmaceutical Company, Ltd.	2,750	66,798
Daiwa Industries, Ltd.	5,000	42,174
Daiwabo Holdings Company, Ltd.	59,000	121,969
DC Company, Ltd.	5,300	18,941
DCM Holdings Company, Ltd.	34,420	250,715
DeNA Company, Ltd.	1,700	33,960
Denka Company, Ltd.	136,000	592,550
Denki Kogyo Company, Ltd.	12,000	54,834
Denyo Company, Ltd.	4,900	52,939
Descente, Ltd.	12,300	152,504
Digital Garage, Inc.	2,500	55,933
DKS Company, Ltd.	14,000	44,069

32SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Japan (continued)
DMG Mori Company, Ltd.	35,200	$429,509
Doshisha Company, Ltd.	6,600	137,440
Doutor Nichires Holdings Company, Ltd.	9,693	161,738
Dowa Holdings Company, Ltd.	32,000	192,902
Dream Incubator, Inc. (L)	1,500	30,252
DSB Company, Ltd.	2,200	14,425
DTS Corp.	6,300	134,057
Dunlop Sports Company, Ltd.	4,800	47,107
Duskin Company, Ltd.	15,100	258,614
Dydo Drinco, Inc.	1,500	76,781
Dynic Corp.	1,000	1,495
Eagle Industry Company, Ltd.	7,200	91,163
Earth Chemical Company, Ltd.	3,000	133,385
Ebara Corp.	12,000	61,130
Ebara Jitsugyo Company, Ltd.	2,300	26,834
Eco's Company, Ltd.	2,600	31,224
EDION Corp.	28,800	218,150
eGuarantee, Inc.	1,200	28,132
Eidai Company, Ltd.	8,000	31,233
Eiken Chemical Company, Ltd.	3,500	66,828
Eizo Corp.	5,500	154,830
Elecom Company, Ltd.	5,600	99,464
Elematec Corp.	3,300	60,215
Em Systems Company, Ltd.	2,000	21,465
en-japan, Inc.	6,800	121,746
Endo Lighting Corp.	4,400	40,370
Enplas Corp.	3,500	101,965
Enshu, Ltd. (I)	18,000	10,970
EPS Holdings, Inc.	9,900	128,145
ES-Con Japan, Ltd.	6,400	17,195
ESPEC Corp.	6,800	90,260
Excel Company, Ltd.	2,800	35,155
Exedy Corp.	10,900	250,445
F-Tech, Inc.	3,500	33,463
F@N Communications Inc.	13,400	95,058
Faith, Inc.	510	5,431
FALCO HOLDINGS Company, Ltd.	2,800	33,398
Fancl Corp.	10,600	138,609
FCC Company, Ltd.	11,600	219,060
FDK Corp. (I)	25,000	19,974
Feed One Holdings Company, Ltd.	21,840	24,352
Ferrotec Corp.	10,500	140,200
FIDEA Holdings Company, Ltd.	62,906	86,802
Fields Corp.	4,500	63,832
Financial Products Group Company, Ltd.	17,800	196,094
FINDEX, Inc.	4,800	71,782
First Juken Company, Ltd.	200	2,332
FJ Next Company, Ltd.	5,300	24,621
Foster Electric Company, Ltd.	8,000	151,569
FP Corp.	8,000	346,179
France Bed Holdings Company, Ltd.	8,600	73,303
Freund Corp.	1,200	12,904
FTGroup Company, Ltd.	3,900	27,939
Fudo Tetra Corp.	41,800	57,047

SEE NOTES TO FUND'S INVESTMENTS33

International Small Company Fund

	Shares	Value
Japan (continued)
Fuji Company, Ltd.	6,200	$144,009
Fuji Corp., Ltd.	7,900	51,958
Fuji Kiko Company, Ltd.	7,000	26,156
Fuji Kosan Company, Ltd.	1,100	4,187
Fuji Kyuko Company, Ltd.	17,000	213,149
Fuji Oil Company, Ltd	21,700	78,202
Fuji Oil Holdings, Inc.	20,800	359,619
Fuji Pharma Company, Ltd.	2,700	52,970
Fuji Seal International, Inc.	6,700	259,129
Fuji Soft, Inc.	7,700	177,927
Fujibo Holdings, Inc.	40,000	90,116
Fujicco Company, Ltd.	4,900	121,245
Fujikura Kasei Company, Ltd.	10,700	55,654
Fujikura Rubber, Ltd.	7,300	28,490
Fujikura, Ltd.	108,000	558,503
Fujimi, Inc.	5,000	80,355
Fujimori Kogyo Company, Ltd.	4,200	89,092
Fujisash Company, Ltd.	38,000	33,455
Fujishoji Company, Ltd.	2,400	22,922
Fujita Kanko, Inc.	11,000	53,441
Fujitec Company, Ltd.	26,000	247,632
Fujitsu Frontech, Ltd.	5,000	44,972
Fujitsu General, Ltd.	18,000	333,028
Fujiya Company, Ltd.	35,000	63,073
Fukoku Company, Ltd.	3,000	22,146
Fukuda Corp.	7,000	76,064
Fukushima Industries Corp.	3,200	84,122
Fukuyama Transporting Company, Ltd.	40,000	197,111
Fullcast Holdings Company, Ltd.	9,000	67,836
Fumakilla, Ltd.	4,000	26,929
Funai Electric Company, Ltd.	3,500	28,384
Funai Soken Holdings, Inc.	7,120	100,045
Furukawa Battery Company, Ltd.	5,000	29,819
Furukawa Company, Ltd.	101,000	159,256
Furukawa Electric Company, Ltd.	245,000	586,727
Furuno Electric Company, Ltd.	8,900	47,964
Furusato Industries, Ltd.	3,100	38,890
Furuya Metal Company, Ltd.	1,400	20,311
Fuso Chemical Company, Ltd.	4,400	63,448
Fuso Pharmaceutical Industries, Ltd.	23,000	61,036
Futaba Corp.	5,657	102,295
Futaba Industrial Company, Ltd.	19,900	100,346
Future Architect, Inc.	7,500	51,489
Fuyo General Lease Company, Ltd.	5,300	224,756
G-7 Holdings, Inc.	2,200	24,190
G-Tekt Corp.	7,300	91,681
Gakken Company, Ltd.	18,000	42,576
GCA Savvian Corp.	5,100	47,229
Gecoss Corp.	5,000	49,399
Genki Sushi Company, Ltd.	1,600	31,925
Genky Stores, Inc. (L)	1,400	46,435
Geo Holdings Corp.	9,300	127,392
GLOBERIDE, Inc.	4,300	57,800
Glory, Ltd.	13,800	399,180

34SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Japan (continued)
GMO Internet, Inc.	21,800	$256,500
GMO Payment Gateway, Inc.	5,200	325,347
Godo Steel, Ltd.	55,000	87,712
Goldcrest Company, Ltd.	7,170	123,200
Grandy House Corp.	3,100	9,443
Gree, Inc.	33,300	191,479
GS Yuasa Corp.	110,000	461,400
GSI Creos Corp.	11,000	10,801
Gulliver International Company, Ltd. (L)	19,100	192,033
Gun-Ei Chemical Industry Company, Ltd.	18,000	45,882
Gunze, Ltd.	59,000	172,062
Gurunavi, Inc.	8,500	218,357
H-One Company, Ltd.	6,100	28,591
Hagihara Industries, Inc.	1,500	34,507
Hakuto Company, Ltd.	5,000	41,942
Hakuyosha Company, Ltd.	2,000	4,602
Halows Company, Ltd.	600	12,098
Hamakyorex Company, Ltd.	6,100	117,619
Hanwa Company, Ltd.	69,000	358,989
Happinet Corp.	6,200	48,731
Hard Off Corporation Company, Ltd.	2,200	26,257
Harima Chemicals, Inc.	900	4,367
Harmonic Drive Systems, Inc. (L)	6,900	177,944
Haruyama Trading Company, Ltd.	2,700	18,318
Hayashikane Sangyo Company, Ltd. (I)	19,000	15,839
Hazama Corp.	54,400	304,827
Heiwa Corp.	15,800	313,738
Heiwa Real Estate Company, Ltd.	11,700	142,874
Heiwado Company, Ltd.	9,600	203,025
Hi-lex Corp.	7,400	183,434
Hibiya Engineering, Ltd.	7,300	110,380
Hiday Hidaka Corp.	3,969	95,299
Himaraya Company, Ltd.	600	5,461
Hioki EE Corp.	2,600	57,559
Hirakawa Hewtech Corp.	1,200	9,385
Hiramatsu, Inc.	9,100	61,318
Hiroshima Gas Company, Ltd.	6,200	19,635
HIS Company, Ltd.	3,300	89,566
Hisaka Works, Ltd.	4,000	31,408
Hitachi Koki Company, Ltd.	19,500	128,986
Hitachi Kokusai Electric, Inc.	15,000	193,633
Hitachi Transport System, Ltd.	9,300	156,766
Hitachi Zosen Corp.	61,580	318,057
Hochiki Corp.	5,700	68,426
Hodogaya Chemical Company, Ltd.	25,000	64,058
Hogy Medical Company, Ltd.	3,900	241,337
Hokkaido Coca-Cola Bottling Company, Ltd.	1,000	5,762
Hokkaido Electric Power Company, Inc.	36,900	317,626
Hokkaido Gas Company, Ltd.	19,000	47,638
Hokkan Holdings, Ltd.	17,000	54,851
Hokko Chemical Industry Company, Ltd.	8,000	23,168
Hokuetsu Industries Company, Ltd.	8,000	43,670
Hokuetsu Kishu Paper Company, Ltd.	46,800	323,113
Hokuhoku Financial Group, Inc.	158,000	192,486

SEE NOTES TO FUND'S INVESTMENTS35

International Small Company Fund

	Shares	Value
Japan (continued)
Hokuriku Electric Industry Company, Ltd.	13,000	$15,045
Hokuto Corp.	5,400	98,796
Honeys Company, Ltd.	6,460	62,220
Hoosiers Holdings Company, Ltd.	10,500	61,583
Horiba, Ltd.	10,792	458,129
Hosiden Corp.	21,900	150,042
Hosokawa Micron Corp.	12,000	65,821
House Foods Group, Inc.	8,200	161,437
Howa Machinery, Ltd.	5,200	25,676
I-Net Corp.	2,000	19,501
Ibiden Copany, Ltd.	24,900	314,548
IBJ Leasing Company, Ltd.	6,600	120,455
Ichibanya Company, Ltd.	800	25,452
Ichiken Company, Ltd.	8,000	22,288
Ichikoh Industries, Ltd.	16,000	44,893
Ichinen Holdings Company, Ltd.	7,500	70,781
Ichiyoshi Securities Company, Ltd.	11,500	93,184
Icom, Inc.	1,000	18,946
Idec Corp.	9,200	84,391
Ihara Chemical Industry Company, Ltd.	18,000	219,888
Iino Kaiun Kaisha, Ltd.	31,100	114,412
IJT Technology Holdings Company, Ltd.	8,060	22,714
Ikegami Tsushinki Company, Ltd. (L)	19,000	21,625
Imagica Robot Holdings, Inc.	2,700	11,321
Imasen Electric Industrial	6,300	53,952
Imperial Hotel, Ltd.	2,300	49,065
Inaba Denki Sangyo Company, Ltd.	8,100	274,265
Inaba Seisakusho Company, Ltd.	1,900	23,781
Inabata & Company, Ltd.	16,200	162,152
Inageya Company, Ltd.	9,700	129,234
Ines Corp.	9,200	93,943
Infocom Corp.	4,400	65,477
Information Services International-Dentsu, Ltd.	3,900	68,711
Innotech Corp.	7,900	28,935
Intage Holdings, Inc.	4,900	65,084
Internet Initiative Japan, Inc.	8,600	184,742
Inui Global Logistics Company, Ltd.	6,090	47,754
Iriso Electronics Company, Ltd.	2,500	142,255
Ise Chemical Corp.	3,000	12,425
Iseki & Company, Ltd.	68,000	167,174
Ishihara Sangyo Kaisha, Ltd. (I)	143,000	98,688
Ishii Iron Works Company, Ltd.	16,000	23,471
IT Holdings Corp.	26,300	633,259
Itfor, Inc.	6,100	30,432
Itochu Enex Company, Ltd.	17,400	144,548
Itochu-Shokuhin Company, Ltd.	1,700	61,812
Itoham Yonekyu Holdings, Inc. (I)	42,340	375,090
Itoki Corpitoki Corp.	13,300	78,657
IwaiCosmo Holdings, Inc.	6,500	60,900
Iwaki & Company, Ltd.	9,000	15,953
Iwasaki Electric Company, Ltd.	25,000	36,293
Iwatani Corp.	56,000	317,870
Iwatsu Electric Company, Ltd. (I)	38,000	23,886
Izutsuya Company, Ltd. (I)	25,000	11,679

36SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Japan (continued)
J Trust Company, Ltd.	29,900	$249,746
J-Oil Mills, Inc.	27,000	89,214
Jaccs Company, Ltd.	6,000	28,000
Jalux, Inc.	1,500	26,377
Jamco Corp.	2,600	51,458
Janome Sewing Machine Company, Ltd. (I)	4,700	27,433
Japan Asia Group, Ltd.	2,700	11,030
Japan Aviation Electronics Industry, Ltd.	18,000	239,216
Japan Cash Machine Company, Ltd.	3,800	31,165
Japan Digital Laboratory Company, Ltd.	5,800	72,765
Japan Display, Inc. (I)	99,000	196,385
Japan Drilling Company, Ltd. (L)	2,300	50,178
Japan Material Company, Ltd.	1,200	35,585
Japan Medical Dynamic Marketing, Inc.	6,500	46,068
Japan Property Management Center Company, Ltd.	2,900	43,964
Japan Pulp & Paper Company, Ltd.	33,000	101,549
Japan Pure Chemical Company, Ltd.	600	11,521
Japan Radio Company, Ltd.	18,000	47,381
Japan Securities Finance Company, Ltd.	15,500	65,659
Japan Transcity Corp., Ltd.	12,000	37,463
Jastec Company, Ltd.	2,100	18,183
JBCC Holdings, Inc.	6,600	40,533
JCU Corp.	800	23,942
Jeol, Ltd.	22,000	109,525
Jimoto Holdings, Inc.	7,300	10,223
Jin Company, Ltd. (L)	3,600	123,184
JK Holdings Company, Ltd.	3,600	14,994
JMS Company, Ltd.	7,000	17,829
Joban Kosan Company, Ltd.	20,000	27,041
Joshin Denki Company, Ltd.	13,000	109,961
JP-Holdings, Inc.	18,000	56,016
JSP Corp.	5,300	105,478
Juki Corp.	8,800	91,583
Justsystems Corp.	9,200	75,654
JVC Kenwood Corp.	54,228	130,717
K&O Energy Group, Inc.	6,000	70,476
K's Holdings Corp.	24,400	385,005
kabu.com Securities Company, Ltd.	50,700	170,548
Kabuki-Za Company, Ltd.	1,000	45,113
Kadokawa Dwango Corp.	8,257	94,691
Kaga Electronics Company, Ltd.	5,800	69,740
Kakiyasu Honten Company, Ltd.	2,100	35,995
Kameda Seika Company, Ltd.	3,700	170,723
Kamei Corp.	9,500	80,463
Kanaden Corp.	4,000	31,762
Kanagawa Chuo Kotsu Company, Ltd.	10,000	56,234
Kanamoto Company, Ltd.	8,100	184,269
Kandenko Company, Ltd.	37,000	282,040
Kaneko Seeds Company, Ltd.	1,600	18,893
Kanematsu Corp.	142,000	226,641
Kanematsu Electronics, Ltd.	2,900	50,336
Kansai Super Market, Ltd.	4,800	47,244
Kansai Urban Banking Corp.	11,100	103,526
Kanto Denka Kogyo Company, Ltd.	11,000	90,530

SEE NOTES TO FUND'S INVESTMENTS37

International Small Company Fund

	Shares	Value
Japan (continued)
Kappa Create Holdings Company, Ltd.	6,300	$70,168
Kasai Kogyo Company, Ltd.	8,400	91,716
Katakura Industries Company, Ltd.	8,900	102,251
Kato Sangyo Company, Ltd.	7,500	184,522
Kato Works Company, Ltd.	20,000	78,678
KAWADA TECHNOLOGIES, Inc.	1,400	45,254
Kawai Musical Instruments Manufacturing Company, Ltd.	2,800	49,315
Kawasaki Kisen Kaisha, Ltd. (L)	317,000	685,037
Kawasumi Laboratories, Inc.	3,500	21,555
Keihanshin Building Company, Ltd.	11,900	62,885
Keihin Company, Ltd.	10,000	12,477
Keihin Corp.	15,800	257,509
Keiyo Company, Ltd.	12,500	59,986
Kenedix, Inc.	27,200	106,537
Kenko Mayonnaise Company, Ltd.	3,200	73,847
Key Coffee, Inc.	6,400	107,490
KFC Holdings Japan, Ltd.	2,600	43,624
KI Holdings Company, Ltd. (I)	3,000	8,844
Kimoto Company, Ltd.	13,400	19,875
Kimura Chemical Plants Company, Ltd.	2,700	8,081
Kimura Unity Company, Ltd.	100	962
King Jim Company, Ltd.	3,700	28,474
Kintetsu Department Store Company, Ltd. (I)	9,000	28,670
Kintetsu World Express, Inc.	9,800	124,196
Kinugawa Rubber Industrial Company, Ltd.	14,000	97,609
Kissei Pharmaceutical Company, Ltd.	5,100	109,728
Kitagawa Iron Works Company, Ltd.	39,000	64,328
Kitano Construction Corp.	19,000	45,377
Kito Corp.	5,100	38,658
Kitz Corp.	31,000	140,777
KLab, Inc. (I)	9,300	58,861
KNT-CT Holdings Company, Ltd. (I)	32,000	48,246
Koa Corp.	12,700	93,409
Koatsu Gas Kogyo Company, Ltd.	9,000	53,214
Kobe Bussan Company, Ltd.	2,800	63,127
Kobe Electric Railway Company, Ltd. (I)	13,000	42,900
Kobelco Eco-Solutions Company, Ltd.	6,000	22,801
Kogi Corp.	6,000	8,347
Kohnan Shoji Company, Ltd.	10,400	179,464
Kohsoku Corp.	3,200	24,916
Koike Sanso Kogyo Company, Ltd.	5,000	11,415
Kojima Company, Ltd.	9,900	22,060
Kokusai Company, Ltd.	2,400	21,742
Kokuyo Company, Ltd.	29,773	387,375
Komaihaltec, Inc.	12,000	22,516
Komatsu Seiren Company, Ltd.	4,000	21,827
Komatsu Wall Industry Company, Ltd.	2,700	40,856
Komehyo Company, Ltd.	900	10,883
Komeri Company, Ltd.	11,000	279,950
Komori Corp.	9,724	117,039
Konaka Company, Ltd.	6,300	28,601
Kondotec, Inc.	6,100	42,669
Konishi Company, Ltd.	9,200	117,086
Konoike Transport Company, Ltd.	5,400	62,292

38SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Japan (continued)
Kosaido Company, Ltd. (I)	3,700	$11,203
Kosei Securities Company, Ltd.	19,000	22,478
Koshidaka Holdings Company, Ltd.	2,900	57,786
Kotobuki Spirits Company, Ltd.	4,800	123,630
Kourakuen Corp.	2,100	29,125
Krosaki Harima Corp.	17,000	40,304
KRS Corp.	1,800	41,858
Kumagai Gumi Company, Ltd.	101,000	280,978
Kura Corp.	3,400	159,614
Kurabo Industries, Ltd.	73,000	134,208
Kureha Corp.	50,000	185,490
Kurimoto, Ltd.	40,000	60,691
Kuroda Electric Company, Ltd.	12,800	217,263
Kusuri No Aoki Company, Ltd.	4,100	249,635
KYB Corp.	74,000	257,989
Kyodo Printing Company, Ltd.	30,000	90,040
Kyoei Steel, Ltd.	7,400	111,532
Kyokuto Kaihatsu Kogyo Company, Ltd.	8,600	87,273
Kyokuto Securities Company, Ltd.	6,000	69,972
Kyokuyo Company, Ltd.	33,000	79,729
KYORIN Holdings, Inc.	14,500	278,970
Kyoritsu Maintenance Company, Ltd.	3,440	260,933
Kyoritsu Printing Company, Ltd.	9,100	24,310
Kyosan Electric Manufacturing Company, Ltd.	15,000	46,829
Kyowa Electronics Instruments Company, Ltd.	8,000	26,014
Kyowa Exeo Corp.	29,200	351,052
Kyowa Leather Cloth Company, Ltd.	1,600	13,156
Kyudenko Corp.	11,000	324,336
Kyushu Financial Group, Inc.	120,480	645,296
LAC Company, Ltd.	4,100	38,472
Land Business Company, Ltd.	7,800	18,459
Laox Company, Ltd. (I)(L)	45,000	41,433
Lasertec Corp.	4,800	61,521
LEC, Inc.	1,000	12,860
Leopalace21 Corp.	85,600	536,264
Life Corp.	4,300	128,540
Link And Motivation, Inc.	8,500	12,068
Lintec Corp.	15,300	300,505
Look, Inc.	9,000	11,979
Macnica Fuji Electronics Holdings, Inc.	12,300	132,936
Maeda Corp.	42,000	316,048
Maeda Kosen Company, Ltd.	6,100	60,377
Maeda Road Construction Company, Ltd.	22,000	393,960
Maezawa Kasei Industries Company, Ltd.	2,000	17,729
Maezawa Kyuso Industries Company, Ltd.	2,500	32,153
Makino Milling Machine Company, Ltd.	33,575	211,535
Mamiya-Op Company, Ltd.	20,000	24,557
Mandom Corp.	2,670	121,916
Mani, Inc.	5,100	82,810
Mars Engineering Corp.	3,500	66,628
Marubun Corp.	5,600	30,477
Marudai Food Company, Ltd.	31,000	137,792
Maruei Department Store Company, Ltd. (I)	7,000	5,778
Marufuji Sheet Piling Company, Ltd.	3,000	6,274

SEE NOTES TO FUND'S INVESTMENTS39

International Small Company Fund

	Shares	Value
Japan (continued)
Maruha Nichiro Corp.	15,581	$361,653
Maruka Machinery Company, Ltd.	2,300	24,647
Marusan Securities Company, Ltd.	7,861	71,248
Maruwa Company, Ltd.	3,300	96,072
Maruyama Manufacturing Company, Inc.	17,000	26,725
Maruzen Showa Unyu Company, Ltd.	19,000	69,506
Marvelous, Inc. (L)	6,800	59,592
Matsuda Sangyo Company, Ltd.	5,520	63,043
Matsui Construction Company, Ltd.	8,000	75,855
Matsuya Company, Ltd.	6,100	48,567
Matsuya Foods Company, Ltd.	1,600	40,112
Max Company, Ltd.	11,000	127,278
Maxvalu Tokai Company, Ltd.	2,000	31,635
MEC Company, Ltd.	4,900	36,602
Medical System Network Company, Ltd.	3,700	18,708
Megachips Corp.	6,800	82,096
Megmilk Snow Brand Company, Ltd.	11,700	367,664
Meidensha Corp.	51,086	205,296
Meiji Shipping Company, Ltd.	6,300	20,624
Meiko Electronics Company, Ltd. (I)	5,700	23,035
Meiko Network Japan Company, Ltd.	6,300	72,795
Meisei Industrial Company, Ltd.	15,000	63,743
Meitec Corp.	9,000	318,035
Meito Sangyo Company, Ltd.	1,500	17,967
Meiwa Corp.	7,500	22,650
Meiwa Estate Company, Ltd.	3,300	17,413
Melco Holdings, Inc.	3,600	74,285
Micronics Japan Company, Ltd.	7,500	65,299
Mikuni Corp.	6,200	17,577
Milbon Company, Ltd.	2,660	117,725
Mimasu Semiconductor Industry Company, Ltd.	6,700	61,463
Ministop Company, Ltd.	3,900	63,530
Miraial Company, Ltd.	1,500	10,507
Mirait Holdings Corp.	23,080	234,763
Miroku Jyoho Service Company, Ltd.	4,300	51,604
Misawa Homes Company, Ltd.	10,300	74,625
Mitani Corp.	5,500	144,500
Mitani Sekisan Company, Ltd.	3,800	63,346
Mito Securities Company, Ltd.	18,000	45,295
Mitsuba Corp.	11,000	171,698
Mitsubishi Kakoki Kaisha, Ltd.	19,000	35,035
Mitsubishi Nichiyu Forklift Company, Ltd.	11,600	55,807
Mitsubishi Paper Mills, Ltd. (I)	105,387	77,708
Mitsubishi Pencil Company, Ltd.	3,400	175,599
Mitsubishi Research Institute, Inc.	2,100	62,983
Mitsubishi Shokuhin Company, Ltd.	3,800	96,850
Mitsubishi Steel Manufacturing Company, Ltd.	60,000	96,408
Mitsuboshi Belting, Ltd.	16,000	130,891
Mitsui Engineering & Shipbuilding Company, Ltd.	286,000	455,795
Mitsui High-Tec, Inc.	10,000	67,706
Mitsui Home Company, Ltd.	12,000	54,384
Mitsui Matsushima Company, Ltd.	57,000	53,821
Mitsui Mining & Smelting Company, Ltd.	229,000	400,120
Mitsui Sugar Company, Ltd.	25,000	118,821

40SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Japan (continued)
Mitsui-Soko Company, Ltd.	42,000	$113,076
Mitsumi Electric Company, Ltd. (I)	30,800	144,270
Mitsumura Printing Company, Ltd.	4,000	7,318
Mitsuuroko Holdings Company, Ltd.	11,600	56,242
Miyaji Engineering Group, Inc.	23,000	31,830
Miyazaki Bank, Ltd.	54,000	143,083
Miyoshi Oil & Fat Company, Ltd.	26,000	30,420
Mizuno Corp.	34,000	164,144
Mochida Pharmaceutical Company, Ltd.	1,800	139,609
Modec, Inc.	7,600	122,573
Monex Group, Inc.	69,100	180,296
Moresco Corp.	2,400	24,935
Morinaga & Company, Ltd.	58,000	294,802
Morinaga Milk Industry Company, Ltd.	60,000	362,494
Morita Holdings Corp.	10,200	135,833
Morito Company, Ltd.	600	4,299
Morozoff, Ltd.	9,000	34,833
Mory Industries, Inc.	7,000	19,859
Mr. Max Corp.	3,200	8,640
MTI, Ltd.	10,200	62,832
Murakami Corp.	3,000	36,224
Murata Manufacturing Company, Ltd.	297	34,293
Musashi Seimitsu Industry Company, Ltd.	6,800	144,387
Mutoh Holdings Company, Ltd.	11,000	23,847
N Field Company, Ltd.	2,000	29,747
NAC Company, Ltd.	3,400	28,853
Nachi-Fujikoshi Corp.	62,000	217,390
Nafco Company, Ltd.	3,900	61,636
Nagaileben Company, Ltd.	2,300	51,555
Nagano Keiki Company, Ltd.	700	3,774
Nagase & Company, Ltd.	26,800	302,988
Nagatanien Company, Ltd.	7,000	75,499
Nagawa Company, Ltd.	800	25,145
Nakabayashi Company, Ltd.	15,000	39,066
Nakamuraya Company, Ltd.	13,000	54,793
Nakanishi, Inc.	5,000	171,513
Nakano Corp.	2,100	9,273
Nakayama Steel Works, Ltd. (I)	51,000	26,998
Nakayamafuku Company, Ltd.	2,500	17,395
Namura Shipbuilding Company, Ltd.	15,472	97,903
Narasaki Sangyo Company, Ltd.	8,000	18,185
Natori Company, Ltd.	2,500	36,822
NDS Company, Ltd.	17,000	42,365
NEC Capital Solutions, Ltd.	3,100	41,959
NEC Networks & System Integration Corp.	7,700	135,648
NET One Systems Company, Ltd.	28,200	160,575
Neturen Company, Ltd.	11,400	85,942
New Japan Chemical Company, Ltd. (I)(L)	13,900	22,394
New Japan Radio Company, Ltd. (I)	5,000	19,454
Next Company, Ltd.	16,300	167,524
Nexyz Corp. (L)	2,600	63,057
Nice Holdings, Inc.	23,000	33,866
Nichi-iko Pharmaceutical Company, Ltd.	13,300	291,570
Nichia Steel Works, Ltd.	4,000	8,233

SEE NOTES TO FUND'S INVESTMENTS41

International Small Company Fund

	Shares	Value
Japan (continued)
Nichias Corp.	32,000	$250,749
Nichiban Company, Ltd.	7,000	50,113
Nichicon Corp.	20,273	141,375
Nichiden Corp.	2,300	61,095
Nichiha Corp.	7,400	101,867
Nichii Gakkan Company, Ltd.	15,600	102,919
Nichimo Company, Ltd.	7,000	10,633
Nichirei Corp.	75,000	636,916
Nichireki Company, Ltd.	9,100	57,913
Nifco, Inc.	13,704	701,147
Nihon Chouzai Company, Ltd.	980	41,897
Nihon Dempa Kogyo Company, Ltd.	6,100	41,167
Nihon Eslead Corp.	3,200	30,761
Nihon House Holdings Company, Ltd.	16,000	51,293
Nihon Kohden Corp.	18,600	533,235
Nihon M&A Center, Inc.	10,100	613,827
Nihon Nohyaku Company, Ltd.	15,000	69,406
Nihon Parkerizing Company, Ltd.	28,000	284,406
Nihon Plast Company, Ltd.	3,000	25,774
Nihon Tokushu Toryo Company, Ltd.	5,500	53,097
Nihon Trim Company, Ltd.	1,800	106,653
Nihon Unisys, Ltd.	17,100	203,587
Nihon Yamamura Glass Company, Ltd.	36,000	52,752
Nikkiso Company, Ltd.	17,500	128,554
Nikko Company, Ltd.	8,000	22,319
Nikkon Holdings Company, Ltd.	20,700	421,373
Nippi, Inc.	4,000	25,962
Nippo Corp.	20,000	359,970
Nippon Air Conditioning Services Company, Ltd.	2,200	10,237
Nippon Beet Sugar Manufacturing Company, Ltd.	46,000	78,254
Nippon Carbide Industries Company, Inc.	25,000	38,166
Nippon Carbon Company, Ltd.	31,000	68,492
Nippon Ceramic Company, Ltd. (L)	2,900	53,661
Nippon Chemi-Con Corp.	51,271	68,821
Nippon Chemical Industrial Company, Ltd.	31,000	64,535
Nippon Chemiphar Company, Ltd.	8,000	35,541
Nippon Coke & Engineering Company, Ltd.	66,300	39,808
Nippon Concrete Industries Company, Ltd.	13,000	38,301
Nippon Denko Company, Ltd.	44,800	70,303
Nippon Densetsu Kogyo Company, Ltd.	11,900	202,637
Nippon Felt Company, Ltd.	2,700	11,826
Nippon Filcon Company, Ltd.	3,100	11,904
Nippon Fine Chemical Company, Ltd.	4,400	28,623
Nippon Flour Mills Company, Ltd.	39,000	298,211
Nippon Gas Company, Ltd.	9,000	200,463
Nippon Hume Corp.	7,400	39,940
Nippon Kanzai Company, Ltd.	1,600	22,446
Nippon Kasei Chemical Company, Ltd.	5,000	5,133
Nippon Kayaku Company, Ltd.	52,000	508,935
Nippon Kinzoku Company, Ltd. (I)	13,000	12,134
Nippon Kodoshi Corp.	2,000	14,637
Nippon Koei Company, Ltd.	26,000	88,887
Nippon Koshuha Steel Company, Ltd.	24,000	15,939
Nippon Light Metal Holdings Company, Ltd.	170,400	334,932

42SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Japan (continued)
Nippon Paper Industries Company, Ltd.	29,400	$511,517
Nippon Parking Development Company, Ltd.	51,300	60,256
Nippon Pillar Packing Company, Ltd.	6,800	56,210
Nippon Piston Ring Company, Ltd.	3,400	49,141
Nippon Rietec Company, Ltd.	3,000	23,387
Nippon Seiki Company, Ltd.	14,000	272,171
Nippon Seisen Company, Ltd.	6,000	25,712
Nippon Sharyo, Ltd. (I)	17,000	43,724
Nippon Sheet Glass Company, Ltd. (I)	312,000	260,332
Nippon Shokubai Company, Ltd.	300	17,818
Nippon Soda Company, Ltd.	46,000	215,920
Nippon Steel & Sumikin Bussan Corp.	62,680	220,519
Nippon Suisan Kaisha, Ltd.	74,165	420,743
Nippon Synthetic Chemical Industry Company, Ltd.	17,000	99,090
Nippon Systemware Company, Ltd.	1,900	18,961
Nippon Thompson Company, Ltd.	27,000	95,297
Nippon Valqua Industries, Ltd.	22,000	56,153
Nippon Yakin Kogyo Company, Ltd.	56,000	76,606
Nipro Corp.	40,000	448,534
Nishi-Nippon Railroad Company, Ltd.	120,000	620,628
Nishikawa Rubber Company, Ltd.	4,000	65,114
Nishimatsu Construction Company, Ltd.	103,000	430,513
Nishimatsuya Chain Company, Ltd.	13,500	149,678
Nishio Rent All Company, Ltd.	4,500	101,319
Nissan Shatai Company, Ltd.	17,000	191,395
Nissan Tokyo Sales Holdings Company, Ltd.	5,000	10,618
Nissei ASB Machine Company, Ltd.	2,300	42,669
Nissei Build Kogyo Company, Ltd.	13,000	58,407
Nissei Corp.	1,100	9,263
Nissei Plastic Industrial Company, Ltd.	4,600	29,787
Nissha Printing Company, Ltd. (L)	8,600	190,591
Nisshin Fudosan Company, Ltd.	11,900	41,650
Nisshin Oillio Group, Ltd.	51,000	227,978
Nisshin Steel Holdings Company, Ltd.	33,796	426,772
Nisshinbo Holdings, Inc.	49,000	501,261
Nissin Corp.	31,000	99,128
Nissin Electric Company, Ltd.	15,500	185,953
Nissin Kogyo Company, Ltd.	13,200	179,931
Nissin Sugar Holdings Company, Ltd.	1,500	19,439
Nissui Pharmaceutical Company, Ltd.	2,700	28,478
Nitta Corp.	5,700	138,513
Nitta Gelatin, Inc.	4,800	32,511
Nittan Valve Company, Ltd.	4,000	13,034
Nittetsu Mining Company, Ltd.	22,000	77,999
Nitto Boseki Company, Ltd.	58,229	183,731
Nitto FC Company, Ltd.	1,000	7,815
Nitto Kogyo Corp.	9,300	135,016
Nitto Kohki Company, Ltd.	4,100	89,703
Nitto Seiko Company, Ltd.	8,000	21,189
Nittoc Construction Company, Ltd.	7,600	30,557
Nittoku Engineering Company, Ltd.	4,600	50,479
NJS Company, Ltd.	1,900	20,546
Noevir Holdings Company, Ltd.	4,300	122,190
NOF Corp.	50,000	432,744

SEE NOTES TO FUND'S INVESTMENTS43

International Small Company Fund

	Shares	Value
Japan (continued)
Nohmi Bosai, Ltd.	7,200	$90,061
Nojima Corp.	4,800	61,296
Nomura Company, Ltd.	10,400	155,613
Noritake Company, Ltd.	41,000	97,621
Noritsu Koki Company, Ltd.	2,000	14,869
Noritz Corp.	10,100	196,224
North Pacific Bank, Ltd.	122,800	345,678
NS Solutions Corp.	10,600	183,393
NS United Kaiun Kaisha, Ltd.	44,000	58,332
NSD Company, Ltd.	4,806	74,201
NTN Corp.	60,000	205,733
NuFlare Technology, Inc.	1,000	44,631
OAK Capital Corp.	16,400	24,280
Obara Group, Inc.	3,900	143,388
Obayashi Road Corp.	8,000	54,610
Odelic Company, Ltd.	1,000	35,053
Oenon Holdings, Inc.	22,000	41,531
Ohara, Inc.	2,000	9,876
Ohashi Technica, Inc.	3,800	43,741
Ohba Company, Ltd.	600	2,345
Ohsho Food Service Corp.	2,600	87,558
Oiles Corp.	6,772	113,693
Okabe Company, Ltd.	13,800	101,542
Okamoto Industries, Inc.	18,000	173,245
Okamoto Machine Tool Works, Ltd.	7,000	8,034
Okamura Corp.	21,500	216,266
Okasan Securities Group, Inc.	57,000	296,804
Oki Electric Industry Company, Ltd.	262,000	382,723
Okinawa Cellular Telephone Company	4,300	116,135
OKK Corp.	25,000	23,760
OKUMA Corp.	46,382	352,259
Okumura Corp.	58,000	317,328
Okura Industrial Company, Ltd.	19,000	54,887
Okuwa Company, Ltd.	7,000	76,768
Olympic Corp.	1,000	4,834
ONO Sokki Company, Ltd.	2,000	15,092
Onoken Company, Ltd.	5,500	63,265
Onward Holdings Company, Ltd.	43,000	294,792
Ootoya Holdings Company, Ltd.	700	12,457
Open House Company, Ltd.	8,800	233,288
OPT Holding, Inc.	3,900	28,720
Optex Company, Ltd.	2,400	75,079
Organo Corp.	12,000	46,628
Origin Electric Company, Ltd.	12,000	30,684
Osaka Organic Chemical Industry, Ltd.	5,300	28,845
Osaka Soda Company, Ltd.	27,000	102,112
Osaka Steel Company, Ltd.	5,100	88,096
OSAKA Titanium Technologies Company, Ltd.	5,900	73,382
Osaki Electric Company, Ltd.	10,000	70,988
OSG Corp. (L)	23,200	419,785
OSJB Holdings Corp.	12,000	23,604
Otsuka Kagu, Ltd.	2,100	23,582
OUG Holdings, Inc.	5,000	11,383
Outsourcing, Inc.	2,900	119,512

44SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Japan (continued)
Oyo Corp.	5,900	$62,736
Pacific Industrial Company, Ltd.	13,400	135,487
Pacific Metals Company, Ltd. (I)	60,000	183,765
Pal Company, Ltd.	3,700	91,707
Paltac Corp.	12,100	240,728
PanaHome Corp.	27,000	213,305
Panasonic Electric Works SUNX Company, Ltd.	6,100	35,051
Paramount Bed Holdings Company, Ltd.	5,100	203,580
Parco Company, Ltd.	6,900	57,435
Paris Miki Holdings, Inc.	6,300	24,251
Pasco Corp.	4,000	13,842
Pasona Group, Inc.	3,300	22,120
PC Depot Corp.	3,800	52,967
Pegasus Sewing Machine Manufacturing Company, Ltd.	5,500	25,214
Penta-Ocean Construction Company, Ltd.	90,200	458,185
PIA Corp.	1,100	21,156
Pilot Corp.	10,000	436,831
Piolax, Inc.	3,000	153,643
Pioneer Corp. (I)	100,300	217,612
Plenus Company, Ltd.	5,900	102,161
Pocket Card Company, Ltd.	2,200	10,777
Poletowin Pitcrew Holdings, Inc.	2,000	17,837
Press Kogyo Company, Ltd.	34,600	130,263
Pressance Corp.	2,800	101,138
Prestige International, Inc.	5,700	74,397
Prima Meat Packers, Ltd.	49,000	133,414
Pronexus, Inc.	5,900	53,535
Proto Corp.	3,400	40,553
PS Mitsubishi Construction Company, Ltd.	8,700	32,163
Qol Company, Ltd.	3,200	43,476
Raito Kogyo Company, Ltd.	15,500	168,547
Rasa Industries, Ltd. (I)	21,000	19,608
Raysum Company, Ltd.	4,300	31,961
Relo Holdings, Inc.	3,200	435,777
Renaissance, Inc.	2,700	28,839
Rengo Company, Ltd.	72,000	433,590
Renown, Inc. (I)	15,500	16,379
Retail Partners Company, Ltd.	1,600	16,114
Rheon Automatic Machinery Company, Ltd.	7,000	39,903
Rhythm Watch Company, Ltd.	29,000	44,812
Riberesute Corp.	2,000	13,912
Ricoh Leasing Company, Ltd.	5,700	155,902
Right On Company, Ltd.	4,200	52,588
Riken Corp.	31,000	106,026
Riken Keiki Company, Ltd.	3,000	30,129
Riken Technos Corp.	14,400	56,728
Riken Vitamin Company, Ltd.	2,000	83,413
Ringer Hut Company, Ltd.	4,800	107,669
Rion Company, Ltd.	1,600	22,647
Riso Kagaku Corp.	8,200	129,884
Riso Kyoiku Company, Ltd.	4,700	16,852
Rock Field Company, Ltd.	4,600	71,236
Rohto Pharmaceutical Company, Ltd.	32,400	499,194
Rokko Butter Company, Ltd.	2,600	50,094

SEE NOTES TO FUND'S INVESTMENTS45

International Small Company Fund

	Shares	Value
Japan (continued)
Roland DG Corp.	2,600	$50,183
Round One Corp.	23,900	160,529
Royal Holdings Company, Ltd.	7,900	150,951
Ryobi, Ltd.	46,000	195,756
Ryoden Trading Company, Ltd.	12,000	70,174
Ryosan Company, Ltd.	11,729	284,451
Ryoyo Electro Corp.	3,200	39,493
S Foods, Inc.	4,200	111,830
S&B Foods, Inc.	500	20,968
Sac's Bar Holdings, Inc.	3,900	47,713
Saibu Gas Company, Ltd.	105,000	238,159
Saizeriya Company, Ltd.	9,300	168,739
Sakai Chemical Industry Company, Ltd.	34,000	94,871
Sakai Heavy Industries, Ltd.	11,000	18,081
Sakai Moving Service Company, Ltd.	2,500	69,033
Sakai Ovex Company, Ltd.	19,000	29,542
Sakata INX Corp.	14,000	163,345
Sakata Seed Corp.	6,700	158,566
Sala Corp.	4,500	21,860
SAMTY Company, Ltd.	4,900	47,309
San Holdings, Inc.	200	2,493
San-A Company, Ltd.	4,800	223,657
San-Ai Oil Company, Ltd.	16,000	109,306
Sanden Holdings Corp.	44,000	149,641
Sanei Architecture Planning Company, Ltd.	2,900	32,554
Sangetsu Company, Ltd.	18,000	332,768
Sanken Electric Company, Ltd. (I)	39,437	116,911
Sanki Engineering Company, Ltd.	14,600	119,714
Sanko Marketing Foods Company, Ltd.	500	4,236
Sanko Metal Industrial Company, Ltd.	6,000	15,501
Sankyo Frontier Company, Ltd.	2,000	16,086
Sankyo Seiko Company, Ltd.	10,400	32,505
Sankyo Tateyama, Inc.	8,600	119,800
Sankyu, Inc.	92,000	489,775
Sanoh Industrial Company, Ltd.	8,300	42,912
Sanrio Company, Ltd. (L)	10,400	191,206
Sansha Electric Manufacturing Company, Ltd.	4,100	18,301
Sanshin Electronics Company, Ltd.	8,900	70,489
Sanwa Holdings Corp.	63,124	547,808
Sanyo Chemical Industries, Ltd.	18,000	145,046
Sanyo Denki Company, Ltd.	17,000	86,141
Sanyo Electric Railway Company, Ltd.	19,000	85,981
Sanyo Housing Nagoya Company, Ltd.	3,900	33,987
Sanyo Shokai, Ltd.	40,000	88,282
Sanyo Special Steel Company, Ltd.	35,648	160,507
Sanyo Trading Company, Ltd.	400	4,969
Sapporo Holdings, Ltd.	104,000	561,253
Sata Construction Company, Ltd.	1,800	6,639
Sato Holdings Corp.	7,200	154,185
Sato Restaurant Systems Company, Ltd.	5,300	38,835
Sato Shoji Corp.	2,600	14,847
Satori Electric Company, Ltd.	4,700	28,425
Sawada Holdings Company, Ltd.	8,300	80,793
Saxa Holdings, Inc.	18,000	35,577

46SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Japan (continued)
SBI Holdings, Inc.	23,100	$239,007
SBS Holdings, Inc.	5,100	38,617
SCREEN Holdings Company, Ltd.	64,000	626,681
Scroll Corp.	9,200	39,590
Seed Company, Ltd.	400	4,169
Seibu Electric Industry Company, Ltd.	3,000	11,360
Seika Corp.	20,000	52,041
Seikitokyu Kogyo Company, Ltd.	9,200	45,074
Seiko Holdings Corp.	45,000	171,849
Seiren Company, Ltd.	14,800	160,216
Sekisui Jushi Corp.	10,000	144,197
Sekisui Plastics Company, Ltd.	15,000	49,172
Senko Company, Ltd. (L)	33,000	195,547
Senshu Electric Company, Ltd.	1,500	20,678
Senshu Ikeda Holdings, Inc.	89,400	337,750
Senshukai Company, Ltd.	11,200	79,063
Septeni Holdings Company, Ltd.	2,200	67,733
Seria Company, Ltd.	6,000	390,270
SFP Dining Company, Ltd.	900	11,926
Shibaura Electronics Company, Ltd.	1,700	27,103
Shibaura Mechatronics Corp.	10,000	20,397
Shibusawa Warehouse Company, Ltd.	16,000	40,842
Shibuya Corp.	5,400	82,701
Shidax Corp.	6,600	29,167
Shikibo, Ltd.	39,000	38,924
Shikoku Chemicals Corp.	12,000	96,614
Shima Seiki Manufacturing, Ltd.	8,100	164,586
Shimachu Company, Ltd.	17,200	380,011
Shimojima Company, Ltd.	1,800	16,928
Shin Nippon Air Technologies Company, Ltd.	4,400	41,606
Shin-Etsu Polymer Company, Ltd.	11,300	67,866
Shin-Keisei Electric Railway Company, Ltd.	4,000	15,001
Shinagawa Refractories Company, Ltd.	24,000	44,706
Shindengen Electric Manufacturing Company, Ltd.	28,000	107,160
Shinkawa, Ltd. (I)	1,700	7,796
Shinko Electric Industries Company, Ltd.	25,000	142,516
Shinko Plantech Company, Ltd.	11,400	89,154
Shinko Shoji Company, Ltd.	6,700	64,729
Shinmaywa Industries, Ltd.	32,000	225,108
Shinnihon Corp.	8,000	49,131
Shinoken Group Company, Ltd.	3,000	74,059
Shinsho Corp.	15,000	24,798
Shinwa Company, Ltd.	2,000	25,825
Ship Healthcare Holdings, Inc.	12,400	351,824
Shizuki Electric Company, Inc.	5,000	25,232
Shizuoka Gas Company, Ltd.	16,600	112,357
Shobunsha Publications, Inc.	2,400	12,658
Shochiku Company, Ltd.	8,000	78,249
Shoei Company, Ltd.	1,600	26,588
Shoei Foods Corp.	2,200	28,869
Shofu, Inc.	3,500	45,797
Shoko Company, Ltd. (I)	17,000	11,483
Showa Aircraft Industry Company, Ltd.	2,000	17,269
Showa Corp.	18,700	136,215

SEE NOTES TO FUND'S INVESTMENTS47

International Small Company Fund

	Shares	Value
Japan (continued)
Showa Denko KK	495,000	$506,091
Showa Sangyo Company, Ltd.	29,000	127,455
Siix Corp.	3,400	115,968
Sinanen Holdings Company, Ltd.	15,000	57,689
Sinfonia Technology Company, Ltd.	32,000	55,428
Sinko Industries, Ltd.	4,700	58,387
Sintokogio, Ltd.	15,500	125,085
SKY Perfect JSAT Holdings, Inc.	61,700	297,931
SMK Corp.	15,000	61,214
SMS Company, Ltd.	6,300	133,503
SNT Corp.	3,200	16,174
Soda Nikka Company, Ltd.	1,900	8,266
Sodick Company, Ltd.	14,000	121,731
Softbank Technology Corp.	1,700	30,808
Softbrain Company, Ltd. (I)	6,100	11,345
Software Service, Inc.	900	34,052
Sogo Medical Company, Ltd.	2,800	98,123
Space Company, Ltd.	2,700	31,562
Sparx Group Company, Ltd. (L)	28,400	56,868
SPK Corp.	300	5,422
SRA Holdings, Inc.	2,300	47,019
SRG Takamiya Company, Ltd.	6,000	24,880
ST Corp.	3,700	39,147
St. Marc Holdings Company, Ltd.	4,400	129,472
Star Mica Company, Ltd.	200	2,839
Star Micronics Company, Ltd.	12,300	139,401
Starts Corp., Inc.	8,000	171,305
Starzen Company, Ltd.	2,700	92,388
Stella Chemifa Corp.	2,400	64,173
Step Company, Ltd.	2,000	19,298
Studio Alice Company, Ltd.	2,300	54,894
Sugimoto & Company, Ltd.	1,400	14,275
Sumco Corp.	50,700	355,013
Sumida Corp.	6,800	48,250
Suminoe Textile Company, Ltd.	19,000	43,836
Sumitomo Bakelite Company, Ltd.	66,000	317,658
Sumitomo Densetsu Company, Ltd.	5,900	73,759
Sumitomo Forestry Company, Ltd.	26,600	360,320
Sumitomo Mitsui Construction Company, Ltd.	233,500	207,377
Sumitomo Osaka Cement Company, Ltd.	131,000	531,043
Sumitomo Precision Products Company, Ltd.	13,000	39,847
Sumitomo Real Estate Sales Company, Ltd.	5,800	112,930
Sumitomo Riko Company, Ltd	13,300	109,344
Sumitomo Seika Chemicals Company, Ltd.	15,000	76,963
Sumitomo Warehouse Company, Ltd.	48,952	253,248
Sun Frontier Fudousan Company, Ltd. (L)	6,900	73,795
Sun-Wa Technos Corp.	2,900	20,253
Suncall Corp.	5,000	20,562
SWCC Showa Holdings Company, Ltd. (I)	87,000	47,620
Systena Corp.	4,900	72,314
T Hasegawa Company, Ltd.	6,200	107,649
T RAD Company, Ltd.	27,000	47,547
T&K Toka Company, Ltd.	7,000	54,826
T-Gaia Corp.	7,300	104,257

48SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Japan (continued)
Tabuchi Electric Company, Ltd.	4,200	$16,323
Tachi-S Company, Ltd.	10,500	171,540
Tachibana Eletech Company, Ltd.	5,400	52,760
Tachikawa Corp.	2,300	15,623
Tadano, Ltd.	33,000	298,017
Taihei Dengyo Kaisha, Ltd.	7,000	71,635
Taiheiyo Kouhatsu, Inc.	12,000	7,659
Taiho Kogyo Company, Ltd.	6,600	71,118
Taikisha, Ltd.	8,700	203,844
Taiko Pharmaceutical Company, Ltd.	3,100	44,335
Taisei Lamick Company, Ltd.	1,700	42,590
Taiyo Holdings Company, Ltd.	5,100	172,200
Taiyo Yuden Company, Ltd.	34,300	370,095
Takagi Securities Company, Ltd.	16,000	21,383
Takamatsu Construction Group Company, Ltd.	3,400	82,363
Takano Company, Ltd.	2,000	11,200
Takaoka Toko Company, Ltd.	2,070	33,353
Takara Holdings, Inc.	17,900	157,806
Takara Leben Company, Ltd.	25,100	172,812
Takara Standard Company, Ltd.	33,000	301,765
Takasago International Corp.	5,200	124,817
Takasago Thermal Engineering Company, Ltd.	18,400	235,224
Takashima & Company, Ltd.	16,000	24,205
Takata Corp. (I)(L)	12,000	48,628
Take and Give Needs Company, Ltd.	2,480	10,719
Takeei Corp.	7,100	70,967
Takeuchi Manufacturing Company, Ltd.	9,200	157,795
Takihyo Company, Ltd.	4,000	16,070
Takiron Company, Ltd.	16,000	74,556
Takisawa Machine Tool Company, Ltd.	22,000	25,259
Takuma Company, Ltd.	19,000	171,662
Tama Home Company, Ltd. (L)	4,700	18,413
Tamron Company, Ltd.	5,400	78,611
Tamura Corp.	30,000	88,831
Tanaka Chemical Corp. (I)	2,700	20,626
Tanseisha Company, Ltd.	9,400	79,293
Tasaki & Company, Ltd.	3,000	43,451
Tatsuta Electric Wire & Cable Company, Ltd.	12,900	38,195
Tayca Corp.	10,000	49,216
TBK Company, Ltd.	6,000	20,109
Techno Medica Company, Ltd.	1,500	27,220
Teikoku Electric Manufacturing Company, Ltd.	6,200	45,546
Teikoku Sen-I Company, Ltd.	6,000	73,706
Teikoku Tsushin Kogyo Company, Ltd.	6,000	8,466
Tekken Corp. (L)	25,000	71,195
Tenma Corp.	2,100	32,946
The 77 Bank, Ltd.	49,000	171,698
The Aichi Bank, Ltd.	3,100	143,126
The Akita Bank, Ltd.	65,000	189,548
The Aomori Bank, Ltd.	70,000	201,214
The Awa Bank, Ltd.	74,000	417,254
The Bank of Iwate, Ltd.	5,700	218,734
The Bank of Kochi, Ltd.	37,000	34,906
The Bank of Nagoya, Ltd.	63,000	206,354

SEE NOTES TO FUND'S INVESTMENTS49

International Small Company Fund

	Shares	Value
Japan (continued)
The Bank of Okinawa, Ltd.	6,588	$230,368
The Bank of Saga, Ltd.	51,000	112,318
The Chiba Kogyo Bank, Ltd.	16,200	65,072
The Chugoku Bank, Ltd.	5,600	63,184
The Chukyo Bank, Ltd.	42,000	91,411
The Daisan Bank, Ltd.	64,000	96,245
The Daishi Bank, Ltd.	119,000	402,164
The Daito Bank, Ltd.	35,000	55,422
The Ehime Bank, Ltd.	64,253	137,580
The Eighteenth Bank, Ltd.	70,000	175,830
The Fukui Bank, Ltd.	89,188	178,877
The Fukushima Bank, Ltd.	88,000	70,546
The Gunma Bank, Ltd.	50,000	198,962
The Hokkoku Bank, Ltd.	104,000	297,050
The Hokuetsu Bank, Ltd.	74,000	128,765
The Hyakugo Bank, Ltd.	87,000	320,537
The Hyakujushi Bank, Ltd.	91,000	270,375
The Japan Steel Works, Ltd.	117,000	495,524
The Japan Wool Textile Company, Ltd.	19,800	136,380
The Juroku Bank, Ltd.	119,000	328,489
The Keiyo Bank, Ltd.	96,000	356,395
The Kinki Sharyo Company, Ltd.	12,000	31,685
The Kita-Nippon Bank, Ltd.	2,600	62,722
The Kiyo Bank, Ltd.	22,039	282,554
The Michinoku Bank, Ltd.	53,000	89,790
The Mie Bank, Ltd.	36,000	65,374
The Minato Bank, Ltd.	59,000	90,093
The Monogatari Corp.	1,100	52,747
The Musashino Bank, Ltd.	11,600	289,867
The NaganoBank, Ltd.	25,000	44,092
The Nanto Bank, Ltd.	88,000	268,026
The Nippon Road Company, Ltd.	24,000	100,201
The Nippon Signal Company, Ltd.	18,600	163,054
The Nishi-Nippon City Bank, Ltd.	43,000	80,919
The Ogaki Kyoritsu Bank, Ltd.	107,000	311,642
The Oita Bank, Ltd.	59,000	173,228
The Okinawa Electric Power Company, Inc.	10,200	198,327
The Pack Corp.	4,900	118,609
The San-In Godo Bank, Ltd.	53,000	336,164
The Shiga Bank, Ltd.	82,000	352,869
The Shikoku Bank, Ltd.	75,000	146,159
The Shimane Bank, Ltd.	200	2,248
The Shimizu Bank, Ltd.	2,600	59,983
The Taiko Bank, Ltd.	28,000	48,579
The Tochigi Bank, Ltd.	36,000	135,152
The Toho Bank, Ltd.	83,000	271,820
The Tohoku Bank, Ltd.	34,000	44,674
The Torigoe Company, Ltd.	2,300	13,317
The Tottori Bank, Ltd.	25,000	38,892
The Towa Bank, Ltd.	109,000	89,982
The Yamagata Bank, Ltd.	56,000	215,726
The Yamanashi Chuo Bank, Ltd.	57,255	203,278
The Yasuda Warehouse Company, Ltd.	6,200	39,830
Tigers Polymer Corp.	2,000	10,344

50SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Japan (continued)
TKC Corp.	5,900	$155,175
Toa Corp.	6,500	60,397
Toa Corp.	58,000	87,920
Toa Oil Company, Ltd.	28,000	31,239
Toa Road Corp.	16,000	44,870
Toabo Corp.	3,800	16,066
Toagosei Company, Ltd.	38,400	368,029
Tobishima Corp.	53,900	87,950
Tobu Store Company, Ltd.	8,000	21,352
TOC Company, Ltd.	17,600	146,423
Tocalo Company, Ltd.	5,000	84,762
Toda Corp.	75,000	337,669
Toda Kogyo Corp.	8,000	22,821
Toei Animation Company, Ltd.	500	22,656
Toei Company, Ltd.	25,000	223,511
Toenec Corp.	13,000	69,033
Togami Electric Manufacturing Company, Ltd.	3,000	11,122
Toho Company, Ltd.	3,200	72,059
Toho Holdings Company, Ltd.	18,400	449,630
Toho Titanium Company, Ltd.	9,300	60,073
Toho Zinc Company, Ltd.	43,000	136,821
Tohokushinsha Film Corp.	3,700	17,803
Tohto Suisan Company, Ltd.	5,000	7,607
Tokai Carbon Company, Ltd.	72,000	204,596
Tokai Corp.	3,400	100,159
Tokai Holdings Corp.	21,200	130,919
Tokai Lease Company, Ltd.	3,000	5,435
Tokai Rika Company, Ltd.	10,300	180,985
Tokai Tokyo Financial Holdings, Inc.	47,400	234,019
Token Corp.	1,550	120,451
Tokushu Tokai Paper Company, Ltd.	36,000	119,234
Tokuyama Corp. (I)	113,000	296,806
Tokyo Dome Corp.	58,000	247,581
Tokyo Electron Device, Ltd.	1,800	25,236
Tokyo Energy & Systems, Inc.	7,000	71,100
Tokyo Individualized Educational Institute, Inc.	6,000	37,582
Tokyo Keiki, Inc.	28,000	43,729
Tokyo Ohka Kogyo Company, Ltd.	7,200	186,575
Tokyo Rakutenchi Company, Ltd.	6,000	25,866
Tokyo Rope Manufacturing Company, Ltd.	42,000	60,983
Tokyo Sangyo Company, Ltd.	3,500	11,982
Tokyo Seimitsu Company, Ltd.	12,100	278,798
Tokyo Steel Manufacturing Company, Ltd.	33,900	202,490
Tokyo Tekko Company, Ltd.	20,000	59,463
Tokyo Theatres Company, Inc.	31,000	32,948
Tokyo TY Financial Group, Inc.	10,558	262,597
Tokyotokeiba Company, Ltd.	39,000	78,849
Tokyu Construction Company, Ltd.	16,300	142,705
Tokyu Recreation Company, Ltd.	4,000	28,709
Toli Corp.	14,000	40,127
Tomato Bank, Ltd.	38,000	50,252
Tomoe Corp.	7,600	24,369
Tomoe Engineering Company, Ltd.	2,200	30,189
Tomoegawa Company, Ltd.	2,000	3,475

SEE NOTES TO FUND'S INVESTMENTS51

International Small Company Fund

	Shares	Value
Japan (continued)
Tomoku Company, Ltd.	21,000	$57,956
TOMONY Holdings, Inc.	53,400	168,033
Tomy Company, Ltd.	19,900	148,660
Tonami Holdings Company, Ltd.	19,000	50,355
Topcon Corp.	21,000	212,444
Toppan Forms Company, Ltd.	16,400	185,017
Topre Corp.	12,700	282,737
Topy Industries, Ltd.	66,000	128,890
Toridoll Corp.	6,500	164,919
Torii Pharmaceutical Company, Ltd.	3,500	84,497
Torishima Pump Manufacturing Company, Ltd.	4,800	46,747
Tosei Corp.	10,300	74,756
Toshiba Machine Company, Ltd.	39,000	128,816
Toshiba Plant Systems & Services Corp.	13,200	187,358
Toshiba TEC Corp. (I)	36,000	131,446
Tosho Company, Ltd.	2,100	80,923
Tosho Printing Company, Ltd.	12,000	59,163
Totetsu Kogyo Company, Ltd.	7,600	203,048
Toukei Computer Company, Ltd.	700	11,635
Tow Company, Ltd.	6,400	37,462
Towa Corp.	7,100	55,503
Towa Pharmaceutical Company, Ltd.	3,000	160,810
Toyo Construction Company, Ltd.	21,400	97,771
Toyo Corp.	7,400	72,245
Toyo Denki Seizo KK	13,000	38,096
Toyo Engineering Corp. (I)	44,000	140,568
Toyo Ink SC Holdings Company, Ltd.	71,000	302,395
Toyo Kanetsu KK	32,000	57,200
Toyo Kohan Company, Ltd.	18,000	48,056
Toyo Machinery & Metal Company, Ltd.	3,100	11,083
Toyo Securities Company, Ltd.	22,000	45,589
Toyo Tanso Company, Ltd.	4,100	56,009
Toyo Tire & Rubber Company, Ltd.	12,700	153,428
Toyo Wharf & Warehouse Company, Ltd.	27,000	38,308
Toyobo Company, Ltd.	307,064	567,601
TPR Company, Ltd.	6,300	159,211
Trancom Company, Ltd.	1,700	98,479
Transcosmos, Inc.	5,000	144,508
Trusco Nakayama Corp.	5,700	261,397
Trust Tech, Inc.	1,200	16,295
TS Tech Company, Ltd.	14,500	370,540
TSI Holdings Company, Ltd.	30,505	175,926
Tsubakimoto Chain Company, Ltd.	49,000	358,821
Tsudakoma Corp. (I)	18,000	19,882
Tsugami Corp.	18,000	75,006
Tsukada Global Holdings, Inc.	4,800	31,846
Tsukishima Kikai Company, Ltd.	8,700	79,281
Tsukuba Bank, Ltd.	26,900	75,308
Tsukui Corp.	6,700	91,618
Tsumura & Company	14,100	330,966
Tsurumi Manufacturing Company, Ltd.	5,000	63,534
Tsutsumi Jewelry Company, Ltd.	900	18,430
TV Tokyo Holdings Corp.	2,000	41,508
Tyo, Inc.	19,500	29,653

52SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Japan (continued)
U-Shin, Ltd. (L)	6,300	$40,221
UACJ Corp.	94,718	229,214
Ube Industries, Ltd.	281,000	523,558
Uchida Yoko Company, Ltd.	16,000	67,687
Uchiyama Holdings Company, Ltd.	3,300	14,653
UKC Holdings Corp.	4,700	80,417
Ulvac, Inc.	12,200	405,104
Umenohana Company, Ltd.	700	16,388
Uniden Holdings Corp.	20,000	23,341
Union Tool Company, Ltd.	2,800	75,712
Unipres Corp.	12,500	241,676
United Arrows, Ltd.	5,600	166,240
United Super Markets Holdings, Inc.	14,400	142,099
Unitika, Ltd. (I)	189,000	112,225
Universal Entertainment Corp. (I)	7,600	160,351
Unizo Holdings Company, Ltd.	2,700	129,846
UNY Group Holdings Company, Ltd.	77,700	563,327
Usen Corp. (I)	26,190	84,711
Ushio, Inc.	32,700	394,044
UT Group Company, Ltd. (I)	10,900	45,765
Utoc Corp.	4,300	12,552
Valor Holdings Company, Ltd.	11,100	299,442
Vector, Inc.	500	14,341
Village Vanguard Company, Ltd.	2,200	32,352
Vital KSK Holdings, Inc.	12,200	112,115
Vitec Holdings Company, Ltd. (L)	2,600	23,972
VT Holdings Company, Ltd.	21,700	101,822
Wacoal Holdings Corp.	41,000	430,555
Wacom Company, Ltd.	37,200	136,957
Wakachiku Construction Company, Ltd. (L)	35,000	50,295
Wakita & Company, Ltd.	14,200	93,184
Warabeya Nichiyo Company, Ltd.	4,000	76,523
WATAMI Company, Ltd.	6,900	64,649
Watts Company, Ltd.	1,300	11,354
Weathernews, Inc.	1,000	32,838
Wellnet Corp.	100	3,912
West Holdings Corp.	6,400	38,744
WIN-Partners Company, Ltd.	800	11,323
Wood One Company, Ltd.	8,000	17,809
World Holdings Company, Ltd.	1,000	12,411
Wowow, Inc.	1,200	27,558
Xebio Holdings Company, Ltd.	8,200	119,643
Y A C Company, Ltd.	900	7,838
Yachiyo Industry Company, Ltd.	1,200	9,943
Yahagi Construction Company, Ltd.	9,000	73,683
Yaizu Suisankagaku Industry Company, Ltd.	2,900	26,108
YAMABIKO Corp.	11,200	87,582
YAMADA Consulting Group Company, Ltd.	300	10,830
Yamaichi Electronics Company, Ltd.	8,000	45,379
Yamatane Corp.	35,000	46,847
Yamato Kogyo Company, Ltd.	14,400	340,303
Yamaya Corp.	1,000	17,290
Yamazawa Company, Ltd.	1,000	15,203
Yamazen Corp.	14,500	120,996

SEE NOTES TO FUND'S INVESTMENTS53

International Small Company Fund

	Shares	Value
Japan (continued)
Yaoko Company, Ltd.	4,800	$214,421
Yellow Hat, Ltd.	5,600	121,476
Yodogawa Steel Works, Ltd.	6,965	168,524
Yokogawa Bridge Corp.	10,500	103,447
Yokohama Reito Company, Ltd.	14,800	140,693
Yokowo Company, Ltd.	5,200	22,861
Yomeishu Seizo Company, Ltd.	1,500	24,913
Yomiuri Land Company, Ltd.	13,000	54,479
Yondenko Corp.	1,000	3,667
Yondoshi Holdings, Inc.	2,859	64,941
Yorozu Corp.	6,500	102,121
Yoshinoya Holdings Company, Ltd.	16,700	216,781
Yuasa Funashoku Company, Ltd.	11,000	29,908
Yuasa Trading Company, Ltd.	4,900	109,801
Yuken Kogyo Company, Ltd.	12,000	19,619
Yumeshin Holdings Company, Ltd. (L)	8,200	51,767
Yurtec Corp.	15,000	111,867
Yusen Logistics Company, Ltd.	5,900	62,182
Yushin Precision Equipment Company, Ltd.	700	10,937
Yushiro Chemical Industry Company, Ltd.	3,800	45,888
Yutaka Giken Company, Ltd.	1,000	20,117
Zappallas, Inc. (I)	800	2,942
Zenrin Company, Ltd.	6,600	153,889
Zensho Holdings Company, Ltd.	27,800	369,817
Zeon Corp.	40,000	299,843
Zeria Pharmaceutical Company, Ltd.	7,600	101,413
Zojirushi Corp.	9,400	159,680
Zuiko Corp.	1,100	47,281
Zuken, Inc.	2,300	23,374
Jersey, Channel Islands 0.2%		1,580,586
Centamin PLC	454,925	633,270
Phoenix Group Holdings	74,492	947,316
Liechtenstein 0.0%		193,833
Liechtensteinische Landesbank AG	4,783	193,833
Luxembourg 0.5%		3,556,826
APERAM SA	22,693	904,513
B&M European Value Retail SA	12,530	56,435
d'Amico International Shipping SA (I)(L)	79,552	39,647
Elcoteq SE (I)	353	0
Eurofins Scientific SE	3,269	1,267,607
L'Occitane International SA	134,500	226,843
Regus PLC	215,887	986,134
Sword Group	2,970	75,647
Macau 0.0%		100,230
Macau Legend Development, Ltd. (I)(L)	802,000	100,230
Malaysia 0.0%		13,303
Nam Cheong, Ltd. (I)	205,700	13,303
Malta 0.2%		960,440
Unibet Group PLC	84,056	960,440
Monaco 0.0%		43,160
Societe des Bains de Mer & du Cercle des Etrangers a Monaco SA (I)	1,252	43,160

54SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Netherlands 1.8%		$12,709,519
Aalberts Industries NV	30,275	1,068,890
Accell Group	7,410	155,756
AMG Advanced Metallurgical Group NV	14,726	205,925
Amsterdam Commodities NV	5,515	141,066
Arcadis NV	23,323	389,018
ASM International NV (L)	21,696	875,966
Atrium European Real Estate, Ltd. (I)	62,806	265,366
BE Semiconductor Industries NV	11,281	318,113
Beter Bed Holding NV	5,279	117,537
BinckBank NV	20,364	124,789
Boskalis Westminster NV	23,942	867,768
Brack Capital Properties NV	579	46,772
Brunel International NV	6,525	128,023
Corbion NV	17,609	438,063
Delta Lloyd NV	153,082	770,720
Euronext NV (S)	3,736	157,047
Fugro NV (I)	29,871	530,555
Gemalto NV	10,800	659,895
Heijmans NV (I)	8,732	81,712
Hunter Douglas NV	1,209	59,356
IMCD Group NV	650	26,967
KAS Bank NV	5,102	51,080
Kendrion NV	4,066	111,106
Koninklijke BAM Groep NV	75,574	355,720
Koninklijke Vopak NV	9,818	511,615
Nederlandsche Apparatenfabriek NV	1,373	45,444
Ordina NV (I)	30,153	53,655
PostNL NV (I)	139,714	615,456
QIAGEN NV (I)	41,169	883,480
SBM Offshore NV	61,353	723,818
Sligro Food Group NV	8,150	305,575
Telegraaf Media Groep NV	4,667	19,724
TKH Group NV	11,504	446,297
TomTom NV (I)	33,783	299,789
USG People NV (I)	29,923	581,966
Van Lanschot NV	1,211	23,231
Wessanen	24,021	252,259
New Zealand 1.5%		10,119,951
a2 Milk Company, Ltd. (I)	147,451	157,383
Air New Zealand, Ltd.	192,579	292,792
Chorus, Ltd.	187,762	507,853
Contact Energy, Ltd.	171,450	625,358
EBOS Group, Ltd.	32,064	362,165
Fisher & Paykel Healthcare Corp., Ltd.	207,131	1,463,296
Fletcher Building, Ltd.	6,010	36,353
Freightways, Ltd.	50,026	223,173
Genesis Energy, Ltd.	105,120	150,673
Hallenstein Glasson Holdings, Ltd.	24,065	44,233
Heartland Bank, Ltd.	26,206	22,852
Hellaby Holdings, Ltd.	16,115	26,923
Infratil, Ltd.	192,478	439,183
Kathmandu Holdings, Ltd.	64,785	69,671
Mainfreight, Ltd.	26,623	311,666
Metlifecare, Ltd.	51,187	207,700

SEE NOTES TO FUND'S INVESTMENTS55

International Small Company Fund

	Shares	Value
New Zealand (continued)
Michael Hill International, Ltd.	43,259	$33,082
Mighty River Power, Ltd.	96,354	193,672
New Zealand Oil & Gas, Ltd. (I)	40,200	13,433
Nuplex Industries, Ltd.	75,336	272,535
NZX, Ltd.	80,835	55,216
Pacific Edge, Ltd. (I)	105,378	41,261
PGG Wrightson, Ltd.	18,780	5,022
Pike River Coal, Ltd. (I)	57,122	0
Port of Tauranga, Ltd.	20,711	270,363
Restaurant Brands New Zealand, Ltd.	32,081	119,364
Ryman Healthcare, Ltd.	134,542	873,777
Sanford, Ltd.	6,681	26,230
Skellerup Holdings, Ltd.	36,142	32,255
SKY Network Television, Ltd.	150,025	456,311
SKYCITY Entertainment Group, Ltd.	256,641	837,813
Steel & Tube Holdings, Ltd.	39,315	52,096
Summerset Group Holdings, Ltd.	66,844	216,930
The New Zealand Refining Company, Ltd.	40,562	70,766
The Warehouse Group, Ltd.	41,572	75,948
Tourism Holdings, Ltd.	23,000	45,121
Tower, Ltd.	64,122	66,792
Trade Me Group, Ltd.	143,464	475,583
TrustPower, Ltd.	10,522	55,876
Vector, Ltd.	86,800	198,495
Xero, Ltd. (I)	22,650	275,189
Z Energy Ltd.	73,414	415,547
Norway 0.7%		5,093,464
ABG Sundal Collier Holding ASA	123,041	82,838
AF Gruppen ASA	3,843	61,085
Akastor ASA (I)	14,661	16,586
Aker ASA, A Shares	4,110	87,614
Aker Solutions ASA (I)	26,057	90,323
American Shipping Company ASA (I)	14,000	41,319
Atea ASA	24,776	222,074
Austevoll Seafood ASA	25,846	218,232
Biotec Pharmacon ASA (I)	11,916	16,445
Bonheur ASA	4,206	26,384
Borregaard ASA	11,298	86,364
BW Offshore, Ltd. (I)	121,482	14,011
Det Norske Oljeselskap ASA (I)	32,503	301,768
DNO ASA (I)(L)	208,633	216,580
DOF ASA (I)	10,345	5,009
Ekornes ASA	7,513	83,184
Farstad Shipping ASA (I)	4,400	6,557
Fred Olsen Energy ASA (I)	8,517	32,707
Grieg Seafood ASA	14,124	80,725
Hexagon Composites ASA (I)	24,673	76,264
Hoegh LNG Holdings, Ltd.	13,024	144,056
Kongsberg Automotive ASA (I)	151,819	112,557
Kvaerner ASA	59,104	55,000
Nordic Semiconductor ASA (I)(L)	34,594	170,510
Norske Skogindustrier ASA (I)	49,961	13,422
Norwegian Air Shuttle ASA (I)(L)	7,291	297,864
Ocean Yield ASA	5,726	36,364

56SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Norway (continued)
Odfjell SE, A Shares (I)	7,780	$28,385
Olav Thon Eiendomsselskap ASA	3,160	56,625
Opera Software ASA (L)	38,500	310,367
Petroleum Geo-Services ASA (I)(L)	67,421	192,458
PhotoCure ASA (I)	1,408	6,891
Prosafe SE (L)	67,199	24,133
Q-Free ASA (I)	14,930	19,154
REC Silicon ASA (I)(L)	744,921	166,426
Salmar ASA	10,408	311,907
Selvaag Bolig ASA	3,939	14,319
Sevan Marine ASA (I)	7,650	19,519
Solstad Offshore ASA (I)	3,000	3,944
SpareBank 1 SMN	16,711	98,815
SpareBank 1 SR-Bank ASA	40,014	196,088
TGS Nopec Geophysical Company ASA	7,532	112,791
Tomra Systems ASA	38,782	430,698
Vard Holdings, Ltd. (I)(L)	185,000	24,129
Veidekke ASA	23,829	304,515
Wilh Wilhelmsen ASA	20,420	102,260
Wilh Wilhelmsen Holding ASA, Class A	4,200	74,198
Peru 0.0%		133,138
Hochschild Mining PLC (I)	68,013	133,138
Philippines 0.0%		30,722
Del Monte Pacific, Ltd. (I)(L)	136,300	30,722
Portugal 0.4%		2,481,448
Altri SGPS SA	26,043	99,399
Banco BPI SA (I)	223,538	289,894
Banco Comercial Portugues SA (I)(L)	13,991,810	477,039
CTT-Correios de Portugal SA	16,059	144,492
EDP Renovaveis SA	5,874	45,517
Mota-Engil SGPS SA	28,710	56,671
NOS SGPS	61,385	456,558
Novabase SGPS SA	2,054	4,690
REN - Redes Energeticas Nacionais SGPS SA	79,897	235,624
Semapa-Sociedade de Investimento & Gestao	1,934	23,889
Sonae Capital SGPS SA	23,525	15,852
Sonae SGPS SA	303,075	312,052
Teixeira Duarte SA	37,298	8,760
The Navigator Company SA	95,875	311,011
Singapore 1.1%		7,778,661
Amara Holdings, Ltd.	80,000	24,385
ASL Marine Holdings, Ltd.	3,000	523
AusGroup, Ltd. (I)	176,000	7,800
Baker Technology, Ltd.	20,200	10,926
Banyan Tree Holdings, Ltd. (I)	78,000	27,145
Bonvests Holdings, Ltd.	36,400	32,633
Boustead Projects Pte, Ltd. (I)	28,557	13,102
Boustead Singapore, Ltd.	78,289	45,189
Breadtalk Group, Ltd.	38,000	31,709
Broadway Industrial Group, Ltd. (I)	20,400	1,921
Bukit Sembawang Estates, Ltd.	54,000	187,120
Bund Center Investment Ltd. (I)	55,500	33,052

SEE NOTES TO FUND'S INVESTMENTS57

International Small Company Fund

	Shares	Value
Singapore (continued)
BW LPG, Ltd. (S)	13,776	$68,990
Cape PLC	41,628	126,529
Centurion Corp., Ltd.	85,000	23,144
China Aviation Oil Singapore Corp., Ltd.	72,000	54,377
China Merchants Holdings Pacific, Ltd.	90,510	67,012
Chip Eng Seng Corp., Ltd.	151,500	71,989
Chuan Hup Holdings, Ltd.	78,000	16,128
COSCO Corp. Singapore, Ltd. (I)	300,800	68,882
Creative Technology, Ltd. (I)	7,050	5,376
CSE Global, Ltd.	136,600	42,620
CW Group Holdings, Ltd.	92,000	24,972
CWT, Ltd.	64,900	102,756
Delfi, Ltd.	46,000	76,737
Dyna-Mac Holdings, Ltd. (I)(L)	135,000	13,564
Elec & Eltek International Company, Ltd.	5,000	4,302
Eu Yan Sang International, Ltd.	93,000	41,182
Ezion Holdings, Ltd. (L)	355,700	141,880
Ezra Holdings, Ltd. (I)	735,396	34,708
Falcon Energy Group, Ltd.	32,000	3,954
Far East Orchard, Ltd.	64,594	71,956
First Resources, Ltd.	141,000	165,432
Food Empire Holdings, Ltd. (I)	43,800	12,271
Fragrance Group, Ltd. (L)	200,000	26,010
Frasers Centrepoint, Ltd.	74,100	86,122
Gallant Venture, Ltd. (I)	264,000	43,198
GL, Ltd.	139,900	89,401
Global Premium Hotels, Ltd. (I)	16,000	3,543
GMG Global, Ltd. (I)	95,100	40,435
Golden Agri-Resources, Ltd.	630,900	178,531
GSH Corp., Ltd.	43,620	8,240
GuocoLand, Ltd.	52,000	71,374
Hi-P International, Ltd.	51,000	15,388
Hiap Hoe, Ltd.	38,000	20,084
Ho Bee Land, Ltd.	57,400	90,482
Hong Fok Corp., Ltd.	111,136	56,551
Hong Leong Asia, Ltd.	46,000	26,071
Hotel Grand Central, Ltd.	11,521	10,335
Hour Glass, Ltd.	31,600	18,456
HTL International Holdings, Ltd. (I)	24,000	14,404
Hwa Hong Corp., Ltd.	55,000	12,362
Hyflux, Ltd.	128,000	53,880
Indofood Agri Resources, Ltd.	141,600	50,971
Innovalues, Ltd.	42,000	29,724
k1 Ventures, Ltd.	36,000	21,792
Keppel Infrastructure Trust	626,606	232,076
Keppel Telecommunications & Transportation, Ltd.	30,000	30,727
Lian Beng Group, Ltd.	122,000	39,873
Low Keng Huat Singapore, Ltd.	64,000	29,499
Lum Chang Holdings, Ltd.	41,200	11,061
M1, Ltd.	86,000	153,029
Metro Holdings, Ltd.	53,600	40,280
Mewah International, Inc.	57,000	11,641
Midas Holdings, Ltd.	321,800	63,107
Neptune Orient Lines, Ltd. (I)(L)	324,400	305,011

58SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Singapore (continued)
Nera Telecommunications, Ltd.	25,500	$12,682
NSL, Ltd.	29,000	30,323
OKH Global, Ltd. (I)	61,000	3,720
Olam International, Ltd.	80,200	105,929
OUE, Ltd.	79,200	89,139
Oxley Holdings, Ltd.	63,100	19,701
Pacific Radiance, Ltd.	27,500	5,779
Pan-United Corp., Ltd.	55,000	22,769
Penguin International, Ltd.	41,333	9,605
Q&M Dental Group Singapore, Ltd.	48,100	25,322
QAF, Ltd.	57,034	44,721
Raffles Education Corp., Ltd.	295,233	46,141
Raffles Medical Group, Ltd.	182,361	211,178
Religare Health Trust	104,200	76,781
Rickmers Maritime	221,728	12,716
Riverstone Holdings, Ltd.	69,000	45,333
Rotary Engineering, Ltd.	66,700	18,176
SATS, Ltd.	184,700	558,028
SBS Transit, Ltd.	20,500	34,840
Sembcorp Industries, Ltd.	54,900	111,121
Sembcorp Marine, Ltd.	66,000	74,222
Sheng Siong Group, Ltd.	153,800	98,299
SHS Holdings, Ltd.	84,000	13,111
SIIC Environment Holdings, Ltd. (I)	236,280	116,674
Sim Lian Group, Ltd.	69,447	44,869
Sinarmas Land, Ltd.	377,600	129,050
Sing Holdings, Ltd.	79,000	17,225
Sing Investments & Finance, Ltd.	28,600	23,267
Singapore Post, Ltd.	373,500	433,894
Singapore Reinsurance Corp., Ltd.	47,000	10,600
Singapore Shipping Corp., Ltd.	83,800	17,329
SMRT Corp., Ltd.	217,600	241,734
Stamford Land Corp., Ltd.	142,600	50,215
Sunningdale Tech, Ltd.	16,760	13,694
Super Group, Ltd.	123,000	78,628
Swiber Holdings, Ltd. (I)	128,250	16,562
Swissco Holdings, Ltd.	52,000	4,798
Tat Hong Holdings, Ltd.	91,600	37,206
Tiong Woon Corp. Holding, Ltd.	25,500	4,166
Tuan Sing Holdings, Ltd.	204,854	44,639
UMS Holdings, Ltd.	116,500	48,194
United Engineers, Ltd.	133,500	226,714
United Industrial Corp., Ltd.	4,500	9,018
UOB-Kay Hian Holdings, Ltd.	138,334	132,498
UOL Group, Ltd.	11,100	45,768
UPP Holdings, Ltd.	136,000	19,440
Venture Corp., Ltd.	73,000	441,136
Vibrant Group, Ltd.	69,882	16,506
Vicom, Ltd.	4,000	17,107
Wee Hur Holdings, Ltd.	102,000	19,615
Wheelock Properties Singapore, Ltd.	26,500	28,103
Wing Tai Holdings, Ltd.	125,017	156,140
XP Power, Ltd.	4,171	94,652
Yeo Hiap Seng, Ltd.	8,834	8,424

SEE NOTES TO FUND'S INVESTMENTS59

International Small Company Fund

	Shares	Value
Singapore (continued)
Yongnam Holdings, Ltd. (I)	98,250	$23,236
South Africa 0.0%		265,688
Petra Diamonds, Ltd.	158,147	265,688
Spain 2.5%		16,929,273
Acciona SA	10,792	820,520
Acerinox SA (L)	75,194	869,900
Adveo Group International SA (I)	3,825	18,490
Almirall SA	23,350	368,887
Amper SA (I)	11,487	1,303
Applus Services SA	7,772	66,449
Atresmedia Corp de Medios de Comunicacion SA	25,435	331,659
Azkoyen SA	2,428	12,949
Banco Popular Espanol SA (L)	23,571	38,808
Baron de Ley SA (I)	1,102	128,782
Bolsas y Mercados Espanoles SA (L)	27,983	889,105
Caja de Ahorros del Mediterraneo (I)	1,684	0
Cementos Portland Valderrivas SA (I)	5,185	34,559
Cia de Distribucion Integral Logista Holdings SA	531	11,983
Cie Automotive SA	21,146	392,796
Construcciones y Auxiliar de Ferrocarriles SA	740	240,168
Distribuidora Internacional de Alimentacion SA	213,487	1,276,539
Duro Felguera SA (L)	30,857	42,233
Ebro Foods SA	27,016	633,028
eDreams ODIGEO SA (I)	12,380	30,978
Elecnor SA	6,680	59,695
Ence Energia y Celulosa SA	52,488	147,135
Ercros SA (I)	57,850	53,100
Faes Farma SA	107,450	371,194
Fluidra SA	12,779	57,732
Fomento de Construcciones y Contratas SA (I)	55,536	467,522
Gamesa Corporacion Tecnologica SA	102,613	2,041,656
Grupo Catalana Occidente SA	13,026	406,270
Grupo Ezentis SA (I)(L)	65,836	31,111
Iberpapel Gestion SA	1,911	37,172
Indra Sistemas SA (I)	43,205	492,538
Inmobiliaria Colonial SA (I)	558,276	440,228
Laboratorios Farmaceuticos Rovi SA	1,848	29,807
Liberbank SA (I)	141,805	148,884
Mediaset Espana Comunicacion SA	60,353	805,508
Melia Hotels International SA	35,379	431,837
Miquel y Costas SA	3,642	148,197
NH Hotel Group SA (I)	75,756	385,299
Obrascon Huarte Lain SA (L)	59,107	345,070
Papeles y Cartones de Europa SA	19,846	118,165
Pescanova SA (I)	2,188	0
Pharma Mar SA (I)	58,616	162,726
Prim SA	2,446	23,644
Promotora de Informaciones SA, Class A (I)	20,902	148,725
Prosegur Cia de Seguridad SA	116,286	703,303
Quabit Inmobiliaria SA (I)	8,856	19,001
Realia Business SA (I)	53,191	59,179
Sacyr SA (L)	114,646	232,935
Solaria Energia y Medio Ambiente SA (I)	10,301	7,342

60SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Spain (continued)
Tecnicas Reunidas SA	12,042	$378,262
Tecnocom Telecomunicaciones y Energia SA (I)	4,417	7,800
Tubacex SA	55,380	134,283
Tubos Reunidos SA	31,261	22,760
Vidrala SA	5,985	366,222
Viscofan SA	16,469	919,897
Vocento SA (I)	14,712	20,233
Zardoya Otis SA	47,827	495,705
Sweden 3.4%		23,335,500
AAK AB	11,416	856,158
Acando AB	35,406	72,549
AddLife AB (I)	6,406	80,062
AddTech AB, B Shares	20,503	265,592
AF AB, B Shares	26,838	452,989
Arcam AB (I)(L)	7,054	191,620
Atrium Ljungberg AB, B Shares	15,298	253,254
Avanza Bank Holding AB	7,590	310,513
B&B Tools AB, B Shares	9,486	206,574
BE Group AB (I)	1,076	4,529
Beijer Alma AB	7,034	161,395
Beijer Electronics AB	1,967	11,053
Beijer Ref AB	5,039	118,739
Betsson AB (I)	42,625	22,944
Bilia AB, A Shares	13,988	330,498
BillerudKorsnas AB	50,257	769,879
BioGaia AB, B Shares	4,863	136,965
Biotage AB	11,979	42,667
Bjorn Borg AB (I)	6,665	26,671
Bjorn Borg AB (I)	6,665	1,598
Bulten AB	5,708	56,126
Bure Equity AB	24,662	233,639
Byggmax Group AB	20,577	168,969
Castellum AB (L)	62,353	849,317
Clas Ohlson AB, B Shares	13,318	264,248
Cloetta AB, B Shares	83,359	284,846
Concordia Maritime AB, B Shares	5,539	11,554
Dios Fastigheter AB	16,938	123,733
Doro AB (I)	8,530	68,273
Duni AB	14,919	214,231
East Capital Explorer AB (I)	1,176	9,129
Elekta AB, B Shares (L)	52,497	413,967
Enea AB (I)	4,257	44,193
Enea AB (I)	4,257	2,133
Eniro AB (I)(L)	148,388	11,747
eWork Group AB	1,387	11,715
Fabege AB	53,293	863,664
Fagerhult AB	1,800	43,163
Fastighets AB Balder, B Shares (I)	27,977	722,909
Fingerprint Cards AB (I)(L)	7,080	94,569
Granges AB	3,680	29,564
Gunnebo AB	14,001	74,334
Haldex AB	15,970	147,052
Hemfosa Fastigheter AB	31,325	324,739
Hexpol AB	19,405	195,694

SEE NOTES TO FUND'S INVESTMENTS61

International Small Company Fund

	Shares	Value
Sweden (continued)
HIQ International AB (I)	21,646	$132,255
Holmen AB, B Shares	20,102	687,939
Hufvudstaden AB, A Shares	26,788	414,483
Husqvarna AB, B Shares	3,291	26,125
Indutrade AB	36,246	727,017
Intrum Justitia AB	27,622	967,301
Inwido AB	2,544	30,053
JM AB	23,511	663,736
KappAhl AB	22,127	78,264
Karolinska Development AB, Class B (I)	11,601	11,678
Klovern AB, B Shares	190,866	226,997
KNOW IT AB	3,226	23,101
Kungsleden AB	63,019	445,706
Lagercrantz Group AB, B Shares	15,227	153,391
Lindab International AB	24,088	204,318
Loomis AB, B Shares	20,649	545,668
Medivir AB, B Shares (I)	11,625	68,967
Mekonomen AB	9,540	218,468
Modern Times Group MTG AB, B Shares (L)	22,167	628,334
MQ Holding AB	14,460	66,384
Munksjo OYJ (I)	1,315	14,437
Mycronic AB	30,882	244,483
Net Insight AB, B Shares (I)(L)	86,044	73,279
New Wave Group AB, B Shares	16,778	80,742
Nibe Industrier AB	110,672	1,019,134
Nobia AB	42,589	444,729
Nolato AB, B Shares	7,823	205,765
Nordnet AB, B Shares	29,310	94,607
OEM International AB, B Shares	8,427	130,344
Opus Group AB	64,359	36,254
Peab AB	70,911	584,815
Pricer AB, B Shares	42,894	41,944
Proact IT Group AB	3,091	43,008
Probi AB	1,255	29,320
Qliro Group AB (I)	13,935	16,207
Ratos AB, B Shares	93,386	506,016
Raysearch Laboratories AB (I)	5,249	78,811
Recipharm AB	1,362	20,905
Saab AB, B Shares	26,193	870,918
Sagax AB	2,519	22,680
SAS AB (I)(L)	71,520	195,574
Scandi Standard AB	4,536	32,636
Sectra AB, B Shares (I)	1,335	20,502
Semcon AB	6,623	30,825
Sensys Gatso Group AB (I)	217,737	57,985
SkiStar AB	8,979	136,777
SSAB AB, A Shares (I)(L)	80,874	210,144
SSAB AB, A Shares (I)	9,753	25,397
SSAB AB, B Shares (I)(L)	55,640	120,635
SSAB AB, B Shares (I)	24,900	54,304
Sweco AB, B Shares	25,344	416,148
Swedol AB, Class B	662	1,865
Systemair AB	3,664	45,873
Transcom Worldwide AB	1,777	12,596

62SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Sweden (continued)
Victoria Park AB (I)	34,373	$78,749
Victoria Park AB	14,886	34,120
Vitrolife AB	5,146	264,400
Wallenstam AB, B Shares	67,365	572,956
Wihlborgs Fastigheter AB	27,830	565,674
Switzerland 5.2%		36,053,423
AFG Arbonia-Forster Holding AG (I)	14,986	229,209
Allreal Holding AG (I)	5,479	750,769
Alpiq Holding AG (I)	1,108	72,688
ALSO Holding AG (I)	779	54,069
APG SGA SA	389	152,687
Aryzta AG (I)	3,120	124,242
Ascom Holding AG	12,139	198,511
Autoneum Holding AG	1,051	255,125
Bachem Holding AG	721	53,747
Baloise Holding AG	12,844	1,586,864
Bank Coop AG	2,535	105,812
Banque Cantonale de Geneve	390	112,860
Banque Cantonale Vaudoise	1,265	876,023
Barry Callebaut AG (I)	303	358,352
Belimo Holding AG	167	490,642
Bell AG	430	167,144
Bellevue Group AG	3,277	49,467
Berner Kantonalbank AG	1,370	266,749
BKW AG	4,964	210,960
Bobst Group SA	3,755	203,795
Bossard Holding AG (I)	2,182	245,435
Bucher Industries AG	2,636	608,274
Burckhardt Compression Holding AG	1,043	381,744
Burkhalter Holding AG	1,205	146,958
Calida Holding AG (I)	2,021	66,075
Carlo Gavazzi Holding AG	85	19,243
Cembra Money Bank AG (I)	7,231	487,641
Charles Voegele Holding AG (I)	3,654	23,243
Cie Financiere Tradition SA	832	55,669
Clariant AG (I)	66,139	1,181,863
Coltene Holding AG	1,381	84,498
Conzzeta AG	373	234,164
COSMO Pharmaceuticals NV (I)	89	15,582
Daetwyler Holding AG	2,979	458,632
DKSH Holding AG	4,808	306,378
dorma+kaba Holding AG	1,201	789,392
Dufry AG (I)	4,599	617,965
Edmond de Rothschild Suisse SA	1	14,745
EFG International AG (I)	28,944	164,368
Emmi AG (I)	915	542,868
Energiedienst Holding AG	1,013	22,731
Feintool International Holding AG (I)	567	55,563
Ferrexpo PLC	73,932	33,299
Flughafen Zuerich AG	8,375	1,468,872
Forbo Holding AG (I)	404	499,598
GAM Holding AG (I)	66,881	841,544
Gategroup Holding AG (I)	9,676	496,767
Georg Fischer AG	1,702	1,359,219

SEE NOTES TO FUND'S INVESTMENTS63

International Small Company Fund

	Shares	Value
Switzerland (continued)
Gurit Holding AG (I)	177	$118,018
Helvetia Holding AG	2,678	1,443,182
Highlight Communications AG (I)	4,309	29,109
HOCHDORF Holding AG (I)	307	58,966
Huber & Suhner AG	6,218	312,903
Implenia AG	6,554	450,249
Inficon Holding AG (I)	612	204,607
Interroll Holding AG	297	289,255
Intershop Holding AG	446	201,525
Jungfraubahn Holding AG	635	67,982
Kardex AG (I)	2,429	193,844
Katanga Mining, Ltd. (I)	66,538	7,611
Komax Holding AG	1,638	351,950
Kudelski SA (I)	16,761	333,850
LEM Holding SA	265	236,895
LifeWatch AG (I)	1,093	12,316
Logitech International SA	56,127	864,507
Logitech International SA (L)	3,899	59,733
Luzerner Kantonalbank AG (I)	1,224	520,785
MCH Group AG	307	19,863
Metall Zug AG, B Shares	79	227,309
Meyer Burger Technology AG (I)(L)	28,251	106,911
Mobilezone Holding AG	8,199	114,259
Mobimo Holding AG (I)	2,467	559,472
OC Oerlikon Corp. AG (I)	76,511	681,437
Orascom Development Holding AG (I)	4,937	36,923
Orell Fuessli Holding AG	223	27,563
Orior AG (I)	1,786	113,393
Panalpina Welttransport Holding AG	4,212	504,769
Phoenix Mecano AG	267	130,266
Plazza AG	376	83,453
PSP Swiss Property AG	13,016	1,219,342
Rieter Holding AG (I)	1,364	285,543
Romande Energie Holding SA	101	105,674
Schaffner Holding AG (I)	198	44,768
Schmolz & Bickenbach AG (I)	233,224	159,580
Schweiter Technologies AG	388	374,232
Siegfried Holding AG (I)	1,383	262,280
St. Galler Kantonalbank AG	733	300,102
STMicroelectronics NV	14,632	87,961
Straumann Holding AG	3,770	1,442,965
Sulzer AG	5,444	480,555
Swissquote Group Holding SA (I)	4,002	97,065
Tamedia AG	972	158,224
Tecan Group AG	3,718	549,835
Temenos Group AG (I)	22,296	1,237,940
Thurgauer Kantonalbank	279	24,559
U-Blox AG (I)	2,153	438,592
Valiant Holding AG	6,654	711,579
Valora Holding AG	1,465	383,998
Vaudoise Assurances Holding SA	384	195,722
Vetropack Holding AG (L)	90	132,323
Von Roll Holding AG (I)	2,046	1,255
Vontobel Holding AG	9,322	414,738

64SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
Switzerland (continued)
VP Bank AG	394	$36,025
VZ Holding AG	431	137,400
Walliser Kantonalbank	320	24,794
Walter Meier AG	876	29,217
Warteck Invest AG	16	29,912
Ypsomed Holding AG (I)	1,048	186,680
Zehnder Group AG (I)	4,558	195,069
Zug Estates Holding AG, B Shares (I)	87	139,858
Zuger Kantonalbank AG	53	260,686
United Arab Emirates 0.0%		111,663
Lamprell PLC (I)	101,843	111,663
United Kingdom 16.2%		111,558,881
4imprint Group PLC	3,295	65,074
A.G.Barr PLC	25,841	200,650
AA PLC	55,113	229,311
Acacia Mining PLC (I)	44,499	195,680
Acal PLC	1,923	7,433
Afren PLC (I)	310,484	0
Amec Foster Wheeler PLC	130,671	827,391
Anglo Pacific Group PLC	30,338	32,866
Anglo-Eastern Plantations PLC	3,323	22,312
Arrow Global Group PLC	20,048	77,451
Ashmore Group PLC	135,775	570,969
AVEVA Group PLC	22,387	522,682
Avon Rubber PLC	3,710	47,650
Balfour Beatty PLC (I)	269,248	967,601
BBA Aviation PLC	396,053	1,160,897
Beazley PLC	200,034	1,054,063
Bellway PLC	48,942	1,935,287
Berendsen PLC	65,592	1,147,280
Betsson AB (I)	42,625	562,391
BGEO Group PLC	12,888	469,798
Bloomsbury Publishing PLC	18,160	42,941
Bodycote PLC	71,073	626,040
Booker Group PLC	559,448	1,475,356
Bovis Homes Group PLC	56,201	821,464
Braemar Shipping Services PLC	1,929	12,641
Brammer PLC (L)	29,413	80,263
Brewin Dolphin Holdings PLC	107,758	402,446
British Polythene Industries PLC	10,683	112,474
Britvic PLC	90,392	884,285
BTG PLC (I)	47,190	463,964
Cairn Energy PLC (I)	47,153	132,782
Capital & Counties Properties PLC	88,779	439,316
Carclo PLC	7,141	15,818
Card Factory PLC	2,531	13,578
Carillion PLC (L)	166,026	667,324
Carpetright PLC (I)	6,882	29,954
Carr's Group PLC	9,750	20,299
Castings PLC	6,764	45,217
Centaur Media PLC	19,732	14,766
Charles Stanley Group PLC	5,789	27,306
Charles Taylor PLC	7,487	28,766

SEE NOTES TO FUND'S INVESTMENTS65

International Small Company Fund

	Shares	Value
United Kingdom (continued)
Chemring Group PLC	107,511	$215,279
Chesnara PLC	41,607	186,233
Cineworld Group PLC	79,209	645,683
Clarkson PLC	2,963	96,391
Close Brothers Group PLC	59,649	1,153,988
CLS Holdings PLC (I)	454	10,531
Cobham PLC	402,710	950,738
Communisis PLC	76,410	43,013
Computacenter PLC	27,395	335,480
Concentric AB	16,391	208,104
Connect Group PLC	104,149	239,844
Consort Medical PLC	15,090	211,802
Costain Group PLC	28,457	149,076
Countrywide PLC	25,996	139,423
Cranswick PLC	15,914	532,592
Crest Nicholson Holdings PLC	65,927	560,811
Creston PLC	10,587	13,954
Daily Mail & General Trust PLC	99,459	985,642
Dairy Crest Group PLC	62,913	501,058
Darty PLC	89,867	218,642
De La Rue PLC	44,074	357,193
Debenhams PLC	481,552	516,207
Dechra Pharmaceuticals PLC	37,242	635,094
Devro PLC	75,316	272,493
Dialight PLC (I)	6,041	44,065
Dialog Semiconductor PLC (I)	28,610	909,920
Dignity PLC	19,677	724,057
Diploma PLC	43,135	464,218
Domino's Pizza Group PLC	62,951	961,556
Drax Group PLC (L)	129,743	579,993
DS Smith PLC	359,113	2,022,383
Dunelm Group PLC	27,180	375,412
e2v technologies PLC	13,271	38,293
Electrocomponents PLC	202,657	831,890
Elementis PLC	163,797	498,558
EnQuest PLC (I)(L)	245,145	116,645
Enterprise Inns PLC (I)	227,376	323,955
Essentra PLC	90,810	1,092,541
esure Group PLC	18,734	77,430
Euromoney Institutional Investor PLC	13,807	181,232
Evraz PLC (I)	143,859	230,577
Fenner PLC	51,955	107,675
Fidessa Group PLC	13,108	446,356
Findel PLC (I)	18,987	48,510
Firstgroup PLC (I)	410,699	643,063
Flybe Group PLC (I)	27,391	20,578
Foxtons Group PLC (I)	41,276	97,187
Fuller Smith & Turner PLC, Class A	10,352	154,621
Future PLC (I)	44,714	5,791
Galliford Try PLC	37,373	750,417
Gem Diamonds, Ltd.	36,843	70,166
Genus PLC	25,611	561,415
Go-Ahead Group PLC	17,635	652,639
Greene King PLC	123,392	1,592,511

66SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
United Kingdom (continued)
Greggs PLC	39,157	$638,207
Halfords Group PLC	84,315	533,661
Halma PLC	138,294	1,895,374
Hays PLC	526,862	1,039,934
Headlam Group PLC	23,720	169,169
Helical Bar PLC	39,821	227,941
Henderson Group PLC	417,338	1,618,707
Henry Boot PLC	18,853	57,253
Hill & Smith Holdings PLC	31,582	430,349
Hilton Food Group, Ltd.	1,897	16,169
Hogg Robinson Group PLC	48,756	49,901
Home Retail Group PLC	311,743	745,439
HomeServe PLC	106,531	756,219
Howden Joinery Group PLC	245,429	1,803,654
Hunting PLC	62,758	280,069
Huntsworth PLC	40,056	26,085
ICAP PLC	196,976	1,229,724
IG Group Holdings PLC	132,851	1,537,280
Imagination Technologies Group PLC (I)	110,021	281,115
IMI PLC	48,723	708,726
Inchcape PLC	147,802	1,456,068
Indivior PLC	92,898	231,181
Informa PLC	141,271	1,390,641
Intermediate Capital Group PLC	43,798	423,707
International Personal Finance PLC	25,827	103,784
Interserve PLC	51,750	250,707
IP Group PLC (I)	81,562	198,949
ITAB Shop Concept AB, Class B	7,377	69,312
ITE Group PLC	78,986	160,358
Ithaca Energy, Inc. (I)	140,966	117,172
J.D. Wetherspoon PLC (L)	32,531	353,348
James Fisher & Sons PLC	19,303	389,541
Jardine Lloyd Thompson Group PLC	45,442	605,489
JD Sports Fashion PLC	19,588	372,770
John Menzies PLC	21,308	156,759
John Wood Group PLC	120,926	1,075,115
Johnston Press PLC (I)	2,635	1,364
Jupiter Fund Management PLC	139,504	892,958
Just Retirement Group PLC	5,186	10,735
KAZ Minerals PLC (I)	36,684	76,443
KCOM Group PLC	221,355	347,990
Keller Group PLC	28,433	392,167
Kier Group PLC	41,626	742,512
Ladbrokes PLC	361,017	707,713
Laird PLC	122,423	624,327
Lancashire Holdings, Ltd.	76,590	628,741
Laura Ashley Holdings PLC	68,094	23,594
Lavendon Group PLC	40,440	72,884
Liberty Global PLC, Series A (I)	8,702	325,020
Liberty Global PLC, Series C (I)	21,305	769,751
Lonmin PLC (I)	17,577	46,664
Lookers PLC	134,298	291,383
Low & Bonar PLC	29,009	24,069
LSL Property Services PLC	17,515	79,201

SEE NOTES TO FUND'S INVESTMENTS67

International Small Company Fund

	Shares	Value
United Kingdom (continued)
Man Group PLC	602,130	$1,149,125
Management Consulting Group PLC (I)	85,894	20,844
Marshalls PLC	69,400	326,489
Marston's PLC	261,221	576,432
McBride PLC (I)	54,793	121,935
Mears Group PLC	39,299	220,553
Meggitt PLC	108,514	608,613
Melrose Industries PLC (L)	55,802	310,385
Michael Page International PLC	107,762	618,244
Micro Focus International PLC	50,141	1,182,004
Millennium & Copthorne Hotels PLC	51,503	326,749
Mitchells & Butlers PLC	77,347	325,626
Mitie Group PLC	146,824	599,377
Moneysupermarket.com Group PLC	159,510	764,071
Morgan Advanced Materials PLC	108,206	390,714
Morgan Sindall Group PLC	11,781	135,270
Mothercare PLC (I)	43,053	87,212
MWB Group Holdings PLC (I)	15,166	1,071
N. Brown Group PLC	60,233	216,452
National Express Group PLC	166,223	814,532
NCC Group PLC	36,700	152,926
NetEnt AB (I)	60,924	694,103
Norcros PLC	9,355	24,082
Northgate PLC	57,127	326,872
Novae Group PLC	19,850	241,318
Ocado Group PLC (I)(L)	89,380	350,287
Onesavings Bank PLC	7,703	36,974
Ophir Energy PLC (I)	35,676	36,979
Oxford Instruments PLC	8,480	79,239
PayPoint PLC	18,393	247,165
Pendragon PLC	350,935	208,808
Pennon Group PLC	142,978	1,786,280
Petrofac, Ltd.	44,463	499,566
Petropavlovsk PLC (I)	159,558	17,781
Pets at Home Group PLC	7,050	27,049
Photo-Me International PLC	41,479	95,892
Polypipe Group PLC	17,602	81,303
Poundland Group PLC	31,855	79,904
Premier Farnell PLC	140,074	238,304
Premier Foods PLC (I)	317,811	195,401
Premier Oil PLC (I)	175,219	182,347
Punch Taverns PLC (I)	7,353	12,140
PZ Cussons PLC	84,138	427,120
QinetiQ Group PLC	233,371	830,590
R.E.A. Holdings PLC	2,867	11,252
Rank Group PLC	28,805	105,530
Rathbone Brothers PLC	4,711	131,795
Redrow PLC	102,557	624,000
Renishaw PLC	11,976	338,747
Renold PLC (I)	36,501	21,653
Rentokil Initial PLC	654,632	1,706,084
Ricardo PLC	19,176	235,637
Rightmove PLC	35,285	2,157,490
RM PLC	12,019	23,600

68SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Shares	Value
United Kingdom (continued)
Robert Walters PLC	12,302	$58,806
Rotork PLC	320,010	910,097
RPC Group PLC	110,748	1,290,578
RPS Group PLC	84,234	226,385
Saga PLC	14,734	45,787
Savills PLC	53,473	601,350
SDL PLC	15,813	94,195
Senior PLC	152,620	481,009
Sepura PLC	12,332	12,249
Serco Group PLC (I)	32,302	50,027
Servelec Group PLC	2,191	12,202
Severfield Rowen PLC	89,306	64,137
Shanks Group PLC	173,976	200,804
SIG PLC	244,448	474,377
Skyepharma PLC (I)	17,452	115,315
Soco International PLC	68,528	119,553
Spectris PLC	45,010	1,092,185
Speedy Hire PLC	226,833	128,544
Spirax-Sarco Engineering PLC	24,363	1,215,940
Spirent Communications PLC	155,960	179,079
Sportech PLC (I)	2,345	2,674
SSP Group PLC	3,145	14,413
St. Ives PLC	37,604	55,232
St. Modwen Properties PLC	93,019	438,985
Stagecoach Group PLC	141,960	528,659
Stallergenes Greer PLC (I)	455	12,943
SThree PLC	33,079	156,981
Stobart Group, Ltd.	19,349	36,038
Stock Spirits Group PLC	8,701	19,936
Stolt-Nielsen, Ltd.	7,759	106,539
SuperGroup PLC	15,553	314,680
Synthomer PLC	112,521	592,611
TalkTalk Telecom Group PLC (L)	183,871	640,935
Tate & Lyle PLC	145,561	1,325,792
Ted Baker PLC	10,125	358,316
Telecom Plus PLC	22,044	330,074
The Restaurant Group PLC	71,820	380,099
The Unite Group PLC	91,934	872,672
The Vitec Group PLC	3,750	27,311
The Weir Group PLC	4,624	80,200
Thomas Cook Group PLC (I)	529,398	585,636
Topps Tiles PLC	61,631	133,921
Trifast PLC	22,400	43,428
Trinity Mirror PLC	125,512	218,374
TT Electronics PLC	55,567	104,866
Tullett Prebon PLC	93,582	456,456
Tullow Oil PLC (I)	44,705	148,358
U & I Group PLC	44,597	122,986
UBM PLC	152,541	1,299,004
UK Mail Group PLC	6,109	28,481
Ultra Electronics Holdings PLC	27,481	688,558
Vectura Group PLC (I)	166,317	396,219
Vesuvius PLC	105,601	527,711
Victrex PLC	30,866	643,774

SEE NOTES TO FUND'S INVESTMENTS69

International Small Company Fund

			Shares	Value
United Kingdom (continued)
	Virgin Money Holdings UK PLC		2,084	$11,127
	Volex PLC (I)		8,308	3,344
	Vp PLC		664	6,992
	W.S. Atkins PLC		35,446	689,692
	WH Smith PLC		44,033	1,115,770
	William Hill PLC		311,203	1,402,654
	Wilmington PLC		8,311	29,894
	Wincanton PLC (I)		48,179	111,759
	Wireless Group PLC		22,162	57,642
	Xaar PLC		30,304	212,575
	Zeal Network SE		2,167	89,871
	Zoopla Property Group PLC (S)		5,104	24,060
United States 0.1%				733,316
	Alacer Gold Corp. (I)		76,071	172,289
	Argonaut Gold, Inc. (I)		57,099	111,903
	Ormat Technologies, Inc.		1	13
	Performance Sports Group, Ltd. (I)		1,841	5,938
	Sims Metal Management, Ltd.		70,995	418,413
	Thompson Creek Metals Company, Inc. (I)		12,600	4,201
	Thompson Creek Metals Company, Inc. (I)		61,272	20,559
Preferred securities 0.4%				$2,611,314
(Cost $2,397,761)
Germany 0.4%				2,611,314
	Biotest AG		3,995	71,149
	Draegerwerk AG & Company KGaA		2,987	200,213
	Fuchs Petrolub SE		19,592	797,557
	Jungheinrich AG		6,332	603,593
	Sartorius AG		2,062	569,786
	Sixt SE		6,478	284,853
	STO SE & Company KGaA		276	32,773
	Villeroy & Boch AG		3,602	51,390
Rights 0.0%				$297,275
(Cost $409,850)
	Banco Popular Espanol SA (I)(N)		23,571	5,875
	Blue Sky Alternative Investments (I)(N)		283	299
	Castellum AB (Expiration Date: 6-10-16; Strike Price: SEK 77.00) (I)(L)		62,353	137,543
	Glacier Media, Inc. (I)(N)		8,800	67
	Pacific Basin Shipping, Ltd. (I)(N)		612,000	0
	Recipharm AB (I)(N)		1,362	1,486
	SKYCITY Entertainment Group, Ltd. (I)(N)		23,331	6,788
	SSAB AB (I)(N)		136,514	108,547
	SSAB AB (I)(N)		34,644	27,994
	Vossloh AG (I)(N)		4,003	8,676
Warrants 0.0%				$8,699
(Cost $0)
	Ezion Holdings, Ltd. (I)(N)		71,140	7,749
	International Standard Resources Holdings, Ltd. (I)(N)		180,000	950
	Yield (%)		Shares	Value
Securities lending collateral 4.6%				$32,170,158
(Cost $32,163,383)
John Hancock Collateral Trust (W)	0.5434(Y	)	3,214,637	32,170,158

70SEE NOTES TO FUND'S INVESTMENTS

International Small Company Fund

	Yield (%)		Shares	Value
Short-term investments 0.4%				$2,697,275
(Cost $2,697,275)
Money market funds 0.4%				2,697,275
BlackRock Cash Fund - Prime, Institutional Class	0.4586(Y	)	2,697,275	2,697,275
Total investments (Cost $671,223,142)† 104.1%				$719,795,157
Other assets and liabilities, net (4.1%)				($28,632,584)
Total net assets 100.0%				$691,162,573

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Currency Abbreviations
SEK	Swedish Krona
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 5-31-16. The value of securities on loan amounted to $30,438,708.
(N)	Strike price and/or expiration date not available.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Suc securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 5-31-16.
†	At 5-31-16, the aggregate cost of investment securities for federal income tax purposes was $674,355,167. Net unrealized appreciation aggregated to $45,439,990, of which $144,360,162 related to appreciated investment securities and $98,920,172 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 5-31-16:

Industrials	24.5
Consumer discretionary	17.9
Financials	14.8
Materials	11.7
Information technology	9.4
Health care	6.6
Consumer staples	6.5
Energy	3.8
Utilities	2.6
Telecommunication services	1.3
Short-term investments and other	0.9
TOTAL	100.0

SEE NOTES TO FUND'S INVESTMENTS71

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective net asset values each business day. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of May 31, 2016, by major security category or type:

	Total value at 5-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Australia	$49,270,097	$420,596	$48,810,719	$38,782
Austria	8,288,190	—	8,288,190	—
Belgium	12,065,224	—	12,065,224	—
Bermuda	1,609,962	—	1,609,962	—
Cambodia	306,894	—	306,894	—
Canada	51,915,343	51,911,958	2,481	904
China	714,240	136,897	577,343	—
Cyprus	9,058	—	9,058	—
Denmark	14,458,565	—	14,458,565	—
Faroe Islands	453,883	—	453,883	—
Finland	17,401,858	—	17,401,553	305
France	36,195,028	—	36,195,028	—
Gabon	32,513	—	32,513	—
Germany	43,652,891	21,067	43,631,824	—
Gibraltar	186,293	—	186,293	—
Greece	83	—	—	83
Greenland	1,780	—	1,780	—
Guernsey, Channel Islands	18,194	—	18,194	—
Hong Kong	19,027,914	6,628	18,970,109	51,177

       72

	Total value at 5-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
India	206,962	—	206,962	—
Ireland	7,502,502	—	7,502,502	—
Isle of Man	1,391,616	—	1,391,616	—
Israel	5,070,097	85,225	4,984,872	—
Italy	25,950,871	—	25,950,871	—
Japan	152,497,353	—	152,497,353	—
Jersey, Channel Islands	1,580,586	—	1,580,586	—
Liechtenstein	193,833	—	193,833	—
Luxembourg	3,556,826	—	3,556,826	—
Macau	100,230	—	100,230	—
Malaysia	13,303	—	13,303	—
Malta	960,440	—	960,440	—
Monaco	43,160	—	43,160	—
Netherlands	12,709,519	—	12,709,519	—
New Zealand	10,119,951	—	10,119,951	—
Norway	5,093,464	—	5,093,464	—
Peru	133,138	—	133,138	—
Philippines	30,722	—	30,722	—
Portugal	2,481,448	—	2,481,448	—
Singapore	7,778,661	—	7,778,661	—
South Africa	265,688	—	265,688	—
Spain	16,929,273	—	16,929,273	—
Sweden	23,335,500	—	23,335,500	—
Switzerland	36,053,423	67,344	35,986,079	—
United Arab Emirates	111,663	—	111,663	—
United Kingdom	111,558,881	1,211,943	110,345,867	1,071
United States	733,316	314,903	418,413	—
Preferred securities	2,611,314	—	2,611,314	—
Rights	297,275	153,647	143,628	—
Warrants	8,699	8,699	—	—
Securities lending collateral	32,170,158	32,170,158	—	—
Short-term investments	2,697,275	2,697,275	—	—
Total investments in securities	$719,795,157	$89,206,340	$630,496,495	$92,322

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       73

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	424Q3	05/16
This report is for the information of the shareholders of John Hancock International Small Company Fund.		7/16

John Hancock

Natural Resources Fund

Quarterly portfolio holdings 5/31/16

Fund's investmentsNatural Resources Fund

As of 5-31-16 (unaudited)
	Shares	Value
Common stocks 95.7%		$604,033,521
(Cost $827,097,670)
Consumer staples 0.9%		5,726,209
Food products 0.9%
Adecoagro SA (I)	503,182	5,726,209
Energy 66.9%		422,107,571
Energy equipment and services 16.8%
Core Laboratories NV (L)	60,890	7,382,913
Dril-Quip, Inc. (I)	151,954	9,273,753
FMC Technologies, Inc. (I)	317,650	8,649,610
Halliburton Company	646,662	27,276,203
Independence Contract Drilling, Inc. (I)	398,644	1,594,576
Patterson-UTI Energy, Inc.	634,769	11,813,051
Rowan Companies PLC, Class A	186,318	3,154,364
RPC, Inc. (I)(L)	415,325	6,126,044
Schlumberger, Ltd.	305,132	23,281,572
Superior Energy Services, Inc.	314,476	5,421,566
U.S. Silica Holdings, Inc.	65,261	1,861,896
Oil, gas and consumable fuels 50.1%
Africa Oil Corp. (I)(L)	274,700	425,242
Anadarko Petroleum Corp.	325,737	16,892,721
Cimarex Energy Company	135,154	15,715,707
Cobalt International Energy, Inc. (I)	903,155	2,023,067
Concho Resources, Inc. (I)	242,144	29,381,753
CONSOL Energy, Inc. (L)	311,768	4,788,756
Continental Resources, Inc. (I)	166,200	6,990,372
Crew Energy, Inc. (I)	589,683	2,477,716
Devon Energy Corp.	294,316	10,621,864
EOG Resources, Inc.	266,016	21,643,062
Euronav NV (L)	322,575	3,390,263
Gulfport Energy Corp. (I)	202,730	6,231,920
Hess Corp.	259,278	15,538,531
Kosmos Energy, Ltd. (I)	463,797	2,662,195
Laredo Petroleum, Inc. (I)	531,185	6,432,650
Lekoil, Ltd. (I)(L)	6,266,095	1,650,116
Marathon Oil Corp.	540,375	7,062,701
Marathon Petroleum Corp.	231,983	8,079,968
MEG Energy Corp. (I)	433,646	2,003,961
Newfield Exploration Company (I)	311,288	12,691,212
Noble Energy, Inc.	594,667	21,259,345
Occidental Petroleum Corp.	234,196	17,667,746
Oil Search, Ltd.	879,891	4,298,550
PDC Energy, Inc. (I)	209,830	12,180,632
Phillips 66	137,598	11,057,375
Pioneer Natural Resources Company	87,223	13,983,591
Range Resources Corp. (L)	269,358	11,471,957
Rice Energy, Inc. (I)	363,356	7,357,959
Royal Dutch Shell PLC, Class A	261,646	6,281,674
Seven Generations Energy, Ltd., Class A (I)	311,846	6,278,060
Suncor Energy, Inc.	529,435	14,638,878
Valero Energy Corp.	108,291	5,923,518
WPX Energy, Inc. (I)	696,692	7,168,961

2SEE NOTES TO FUND'S INVESTMENTS

Natural Resources Fund

			Shares	Value
Industrials 0.3%				$1,884,156
Trading companies and distributors 0.3%
	Univar, Inc. (I)		100,973	1,884,156
Materials 26.8%				169,199,100
Chemicals 5.3%
	Air Products & Chemicals, Inc.		35,726	5,095,957
	Celanese Corp., Series A		66,353	4,676,559
	FMC Corp.		121,733	5,781,100
	Potash Corp. of Saskatchewan, Inc.		304,241	4,968,256
	The Dow Chemical Company		146,473	7,522,853
	W.R. Grace & Company		73,107	5,676,027
Metals and mining 21.5%
	Agnico Eagle Mines, Ltd.		290,522	13,050,248
	Alacer Gold Corp. (I)(L)		1,841,775	4,171,329
	B2Gold Corp. (I)		2,981,985	5,503,034
	Barrick Gold Corp.		800,582	13,425,760
	Constellium NV, Class A (I)		738,415	3,706,843
	Eldorado Gold Corp.		1,529,774	6,509,428
	First Quantum Minerals, Ltd.		1,038,772	6,812,399
	Freeport-McMoRan, Inc.		290,595	3,219,793
	Glencore PLC (I)		2,974,195	5,623,161
	Guyana Goldfields, Inc. (I)		1,140,318	6,469,643
	Ivanhoe Mines, Ltd., Class A (I)(L)		923,288	675,911
	Lundin Mining Corp. (I)(L)		2,739,730	9,088,211
	Randgold Resources, Ltd., ADR		192,284	16,211,464
	Reliance Steel & Aluminum Company		164,768	12,250,501
	Rio Tinto PLC, ADR (L)		235,819	6,612,365
	Silver Wheaton Corp.		268,996	5,008,706
	Southern Copper Corp. (L)		296,740	7,730,077
	Steel Dynamics, Inc.		126,650	3,126,989
	Tahoe Resources, Inc.		526,088	6,282,486
Utilities 0.8%				5,116,485
Independent power and renewable electricity producers 0.8%
	NextEra Energy Partners LP		179,337	5,116,485
	Yield (%)		Shares	Value
Securities lending collateral 5.6%				$35,297,730
(Cost $35,295,986)
John Hancock Collateral Trust (W)	0.5434(Y	)	3,527,163	35,297,730
			Par value^	Value
Short-term investments 4.4%				$27,660,000
(Cost $27,660,000)
Repurchase agreement 4.4%				27,660,000
	Repurchase Agreement with State Street Corp. dated 5-31-16 at 0.030% to be repurchased at $27,660,023 on 6-1-16, collateralized by $26,230,000 U.S. Treasury Notes, 3.375% due 11-15-20 (valued at $28,215,244, including interest)		27,660,000	27,660,000
Total investments (Cost $890,053,656)† 105.7%				$666,991,251
Other assets and liabilities, net (5.7%)				($35,923,999)
Total net assets 100.0%				$631,067,252

SEE NOTES TO FUND'S INVESTMENTS3

Natural Resources Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 5-31-16. The value of securities on loan amounted to $34,501,054.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 5-31-16.
†	At 5-31-16, the aggregate cost of investment securities for federal income tax purposes was $896,312,517. Net unrealized depreciation aggregated to $229,321,266, of which $22,506,411 related to appreciated investment securities and $251,827,677 related to depreciated investment securities.

The fund had the following country concentration as a percentage of net assets on 5-31-16:

United States	73.7%
Canada	15.4%
Netherlands	2.8%
Jersey, Channel Islands	2.6%
Peru	1.2%
United Kingdom	1.0%
Other countries	3.3%
TOTAL	100.0%

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy

The following is a summary of the values by input classification of the fund's investments as of May 31, 2016, by major security category or type:

	Total value at 5-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer staples	$5,726,209	$5,726,209	—	—
Energy	422,107,571	409,877,231	$12,230,340	—
Industrials	1,884,156	1,884,156	—	—
Materials	169,199,100	163,575,939	5,623,161	—
Utilities	5,116,485	5,116,485	—	—
Securities lending collateral	35,297,730	35,297,730	—	—
Short-term investments	27,660,000	—	27,660,000	—
Total investments in securities	$666,991,251	$621,477,750	$45,513,501	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	354Q3	05/16
This report is for the information of the shareholders of John Hancock Natural Resources Fund.		7/16

John Hancock

New Opportunities Fund

Quarterly portfolio holdings 5/31/16

Fund's investmentsNew Opportunities Fund

As of 5-31-16 (unaudited)
	Shares	Value
Common stocks 98.7%		$527,328,293
(Cost $499,505,452)
Consumer discretionary 15.7%		84,013,713
Auto components 0.7%
Cooper Tire & Rubber Company	12,909	414,766
Cooper-Standard Holding, Inc. (I)	3,993	343,198
Dana Holding Corp.	34,586	415,724
Federal-Mogul Holdings Corp. (I)	4,397	37,287
Fox Factory Holding Corp. (I)	58,679	976,419
Gentex Corp.	3,399	56,355
Modine Manufacturing Company (I)	11,129	111,290
Shiloh Industries, Inc. (I)	3,949	22,154
Spartan Motors, Inc.	7,931	50,758
Standard Motor Products, Inc.	5,221	201,739
Stoneridge, Inc. (I)	517	8,484
Superior Industries International, Inc.	3,530	95,804
Sypris Solutions, Inc. (I)	819	819
Visteon Corp.	15,030	1,126,949
Automobiles 0.0%
Thor Industries, Inc.	1,647	107,055
Winnebago Industries, Inc.	6,297	141,808
Distributors 0.5%
Core-Mark Holding Company, Inc.	2,079	178,004
Pool Corp.	24,459	2,239,711
VOXX International Corp. (I)	5,062	16,755
Weyco Group, Inc.	494	13,615
Diversified consumer services 1.2%
American Public Education, Inc. (I)	3,639	102,838
Apollo Education Group, Inc. (I)	943	8,666
Ascent Capital Group, Inc., Class A (I)	1,455	27,267
Bridgepoint Education, Inc. (I)	10,617	82,494
Cambium Learning Group, Inc. (I)	3,470	15,997
Career Education Corp. (I)	15,816	92,998
Carriage Services, Inc.	1,315	30,955
DeVry Education Group, Inc. (L)	4,500	81,450
Graham Holdings Company, Class B	1,095	545,255
Grand Canyon Education, Inc. (I)	67,530	2,820,053
Houghton Mifflin Harcourt Company (I)	2,083	35,828
K12, Inc. (I)	8,832	104,836
Regis Corp. (I)	135,438	1,766,112
Sotheby's (L)	14,264	426,494
Universal Technical Institute, Inc.	5,699	18,750
Hotels, restaurants and leisure 2.4%
Ark Restaurants Corp.	197	3,977
Belmond, Ltd., Class A (I)	9,083	86,379
Biglari Holdings, Inc. (I)	1	400
BJ's Restaurants, Inc. (I)	35,101	1,572,525
Boyd Gaming Corp. (I)	61,138	1,156,120
Brinker International, Inc.	11,989	539,145
Canterbury Park Holding Corp.	100	1,058
Chuy's Holdings, Inc. (I)	46,681	1,538,139
Cracker Barrel Old Country Store, Inc. (L)	6,883	1,042,637

2SEE NOTES TO FUND'S INVESTMENTS

New Opportunities Fund

	Shares	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Del Frisco's Restaurant Group, Inc. (I)	5,361	$82,881
Gaming Partners International Corp. (I)	400	3,604
International Game Technology PLC	46,463	880,938
International Speedway Corp., Class A	6,243	206,518
Interval Leisure Group, Inc.	1,025	14,719
Intrawest Resorts Holdings, Inc. (I)	9,000	97,830
J Alexander's Holdings, Inc. (I)	3,506	36,462
Kona Grill, Inc. (I)(L)	2,632	33,190
La Quinta Holdings, Inc. (I)	1,603	19,044
Luby's, Inc. (I)	6,731	33,588
Marriott Vacations Worldwide Corp.	6,911	418,807
Monarch Casino & Resort, Inc. (I)	1,250	26,400
Panera Bread Company, Class A (I)	4,992	1,093,997
Papa John's International, Inc.	17,345	1,098,632
RCI Hospitality Holdings, Inc.	2,292	24,891
Red Robin Gourmet Burgers, Inc. (I)	3,142	159,331
Ruby Tuesday, Inc. (I)	5,243	20,343
Sonic Corp.	32,074	955,484
Speedway Motorsports, Inc.	8,627	149,333
The Marcus Corp.	3,767	73,080
The Wendy's Company	62,635	643,888
Vail Resorts, Inc.	8,144	1,068,900
Household durables 2.1%
Bassett Furniture Industries, Inc.	1,320	36,841
Beazer Homes USA, Inc. (I)	56,620	444,467
CalAtlantic Group, Inc.	5,162	190,942
Cavco Industries, Inc. (I)	2,107	209,267
Century Communities, Inc. (I)	5,108	92,506
CSS Industries, Inc.	926	24,761
Emerson Radio Corp. (I)	6,514	4,415
Ethan Allen Interiors, Inc.	6,472	218,559
Flexsteel Industries, Inc.	431	17,628
Harman International Industries, Inc.	18,414	1,440,711
Helen of Troy, Ltd. (I)	16,572	1,704,099
Hooker Furniture Corp.	2,702	65,361
La-Z-Boy, Inc.	51,004	1,350,586
Lifetime Brands, Inc.	962	14,026
M/I Homes, Inc. (I)	2,518	47,540
MDC Holdings, Inc.	2,858	66,420
Meritage Homes Corp. (I)	2,523	92,064
NACCO Industries, Inc., Class A	1,238	65,045
PulteGroup, Inc.	81,803	1,534,624
Skyline Corp. (I)	705	7,276
Stanley Furniture Company, Inc. (I)	2,115	5,562
The New Home Company, Inc. (I)	4,688	47,489
Toll Brothers, Inc. (I)	40,963	1,194,071
TopBuild Corp. (I)	9,061	327,465
TRI Pointe Group, Inc. (I)	39,264	457,818
Tupperware Brands Corp.	26,535	1,501,350
UCP, Inc., Class A (I)	1,832	13,245
WCI Communities, Inc. (I)	26	447

SEE NOTES TO FUND'S INVESTMENTS3

New Opportunities Fund

	Shares	Value
Consumer discretionary (continued)
Household durables (continued)
William Lyon Homes, Class A (I)	465	$7,542
ZAGG, Inc. (I)	6,430	31,121
Internet and catalog retail 0.3%
1-800-Flowers.com, Inc., Class A (I)	8,239	66,406
FTD Companies, Inc. (I)	6,423	174,963
Liberty TripAdvisor Holdings, Inc., Class A (I)	2,867	65,855
Liberty Ventures, Series A (I)	31,153	1,162,318
Shutterfly, Inc. (I)	808	39,026
Leisure products 0.9%
Arctic Cat, Inc.	35,683	563,078
Callaway Golf Company	21,696	218,262
JAKKS Pacific, Inc. (I)(L)	3,041	22,686
Johnson Outdoors, Inc., Class A	200	5,272
Malibu Boats, Inc., Class A (I)	113,325	1,541,220
Polaris Industries, Inc.	24,343	2,069,642
Vista Outdoor, Inc. (I)	2,810	141,006
Media 1.0%
AH Belo Corp., Class A	4,469	22,837
AMC Entertainment Holdings, Inc., Class A	167	4,800
Ballantyne Strong, Inc. (I)	1,790	8,950
Beasley Broadcast Group, Inc., Class A	447	2,101
Carmike Cinemas, Inc. (I)	693	20,707
Central European Media Enterprises, Ltd., Class A (I)	2,003	5,328
DreamWorks Animation SKG, Inc., Class A (I)	1,876	75,490
Entercom Communications Corp., Class A	7,660	97,282
Gannett Company, Inc.	27,739	433,283
Gray Television, Inc. (I)	4,409	52,114
Harte-Hanks, Inc.	5,249	5,191
John Wiley & Sons, Inc., Class A	11,190	602,917
Media General, Inc. (I)	5,000	89,200
Meredith Corp.	8,505	420,998
New Media Investment Group, Inc.	10,131	176,583
Nexstar Broadcasting Group, Inc., Class A (L)	20,484	1,090,158
Radio One, Inc., Class D (I)	4,508	12,217
Reading International, Inc., Class A (I)	4,950	61,974
Salem Media Group, Inc.	4,629	30,598
Scholastic Corp.	1,757	68,611
Sinclair Broadcast Group, Inc., Class A	2,413	76,323
TEGNA, Inc.	50,163	1,151,742
The EW Scripps Company, Class A (I)	600	10,116
The Madison Square Garden Company, Class A (I)	1,264	211,758
The New York Times Company, Class A	37,359	451,670
Time, Inc.	24,336	386,212
Townsquare Media Inc., Class A (I)	2,297	20,283
Multiline retail 0.9%
Dillard's, Inc., Class A	80,064	4,732,583
Fred's, Inc., Class A	1,382	20,288
J.C. Penney Company, Inc. (I)(L)	21,301	165,935
Tuesday Morning Corp. (I)	10,364	70,475

4SEE NOTES TO FUND'S INVESTMENTS

New Opportunities Fund

	Shares	Value
Consumer discretionary (continued)
Specialty retail 4.6%
Aaron's, Inc.	3,956	$99,296
Abercrombie & Fitch Company, Class A	3,641	72,419
American Eagle Outfitters, Inc.	42,979	672,192
Ascena Retail Group, Inc. (I)	8,149	58,836
AutoNation, Inc. (I)	23,970	1,209,047
Barnes & Noble Education, Inc. (I)	3,186	30,267
Barnes & Noble, Inc.	5,042	58,638
Big 5 Sporting Goods Corp.	5,096	42,704
Build-A-Bear Workshop, Inc. (I)	88,650	1,226,916
Burlington Stores, Inc. (I)	35,560	2,146,402
Cabela's, Inc. (I)	1,460	70,898
Caleres, Inc.	10,226	250,128
Chico's FAS, Inc.	7,782	84,435
Christopher & Banks Corp. (I)	8,725	17,014
Citi Trends, Inc.	751	11,678
Conn's, Inc. (I)	3,027	33,630
CST Brands, Inc.	855	32,430
Destination Maternity Corp.	3,213	16,900
DSW, Inc., Class A	126,716	2,681,311
Express, Inc. (I)	18,569	269,993
Five Below, Inc. (I)	55,219	2,311,467
Francesca's Holdings Corp. (I)	46,200	481,404
GameStop Corp., Class A	9,577	278,691
Genesco, Inc. (I)	4,980	321,708
GNC Holdings, Inc., Class A	33,814	880,855
Group 1 Automotive, Inc.	2,043	127,034
Guess?, Inc.	19,497	307,468
Haverty Furniture Companies, Inc.	3,731	69,359
hhgregg, Inc. (I)(L)	1,994	3,011
Hibbett Sports, Inc. (I)	27,700	956,758
MarineMax, Inc. (I)	4,107	69,737
Murphy USA, Inc. (I)	10,044	682,892
New York & Company, Inc. (I)	2,900	5,104
Penske Automotive Group, Inc.	19,920	787,238
Perfumania Holdings, Inc. (I)	1,016	2,449
Pier 1 Imports, Inc.	343,574	1,924,014
Rent-A-Center, Inc.	13,022	171,500
Sally Beauty Holdings, Inc. (I)	32,959	946,582
Sears Hometown and Outlet Stores, Inc. (I)	5,170	32,157
Shoe Carnival, Inc.	1,826	42,546
Sonic Automotive, Inc., Class A	2,223	39,703
Stage Stores, Inc.	3,629	20,068
Staples, Inc.	152,168	1,339,078
Tailored Brands, Inc.	82,898	1,143,163
The Cato Corp., Class A	1,767	66,881
The Children's Place, Inc.	1,381	97,333
The Finish Line, Inc., Class A	10,311	186,938
The Michaels Companies, Inc. (I)	49,991	1,465,236
Tilly's, Inc., Class A (I)	2,881	16,998
Vitamin Shoppe, Inc. (I)	21,409	647,408
West Marine, Inc. (I)	4,685	43,008

SEE NOTES TO FUND'S INVESTMENTS5

New Opportunities Fund

	Shares	Value
Consumer discretionary (continued)
Specialty retail (continued)
Zumiez, Inc. (I)	1,003	$14,925
Textiles, apparel and luxury goods 1.1%
Charles & Colvard, Ltd. (I)	775	798
Columbia Sportswear Company	17,550	933,134
Culp, Inc.	2,824	77,632
Deckers Outdoor Corp. (I)	7,511	395,003
Delta Apparel, Inc. (I)	522	10,722
Fossil Group, Inc. (I)	11,430	318,554
G-III Apparel Group, Ltd. (I)	10,431	408,061
Iconix Brand Group, Inc. (I)(L)	4,381	33,778
Lakeland Industries, Inc. (I)	700	6,174
Movado Group, Inc.	2,782	57,087
Oxford Industries, Inc.	21,878	1,386,409
Perry Ellis International, Inc. (I)	1,322	25,594
Rocky Brands, Inc.	1,741	19,847
Tumi Holdings, Inc. (I)	54,335	1,457,808
Unifi, Inc. (I)	3,710	93,232
Vera Bradley, Inc. (I)	8,195	125,547
Wolverine World Wide, Inc.	23,825	433,853
Consumer staples 2.3%		12,275,856
Beverages 0.2%
Craft Brew Alliance, Inc. (I)	4,445	42,139
MGP Ingredients, Inc.	1,716	56,148
The Boston Beer Company, Inc., Class A (I)	5,183	805,438
Food and staples retailing 0.7%
Ingles Markets, Inc., Class A	2,301	85,781
PriceSmart, Inc.	17,564	1,555,995
Smart & Final Stores, Inc. (I)	83,773	1,329,478
SpartanNash Company	5,433	161,414
The Andersons, Inc.	6,535	233,822
United Natural Foods, Inc. (I)	822	30,628
Village Super Market, Inc., Class A	2,255	61,111
Weis Markets, Inc.	6,229	312,509
Food products 1.3%
Alico, Inc.	490	14,921
Darling Ingredients, Inc. (I)	38,006	583,392
Dean Foods Company	21,090	385,525
Fresh Del Monte Produce, Inc.	7,784	407,648
Ingredion, Inc.	3,727	437,587
John B. Sanfilippo & Son, Inc.	461	21,815
Landec Corp. (I)	3,344	38,724
Limoneira Company	335	5,511
Omega Protein Corp. (I)	3,910	77,183
Pinnacle Foods, Inc.	39,602	1,668,432
Post Holdings, Inc. (I)	14,882	1,131,181
Sanderson Farms, Inc.	5,044	452,497
Seaboard Corp. (I)	47	141,940
Seneca Foods Corp., Class A (I)	2,016	62,940
Snyder's-Lance, Inc.	22,050	681,566
TreeHouse Foods, Inc. (I)	10,678	1,011,207

6SEE NOTES TO FUND'S INVESTMENTS

New Opportunities Fund

	Shares	Value
Consumer staples (continued)
Household products 0.1%
Central Garden & Pet Company (I)	2,475	$46,233
Central Garden & Pet Company, Class A (I)	6,231	113,591
Oil-Dri Corp. of America	855	27,796
Orchids Paper Products Company	625	19,850
Personal products 0.0%
CCA Industries, Inc. (I)	400	1,304
Inter Parfums, Inc.	1,654	48,363
Mannatech, Inc. (I)	83	1,702
Natural Alternatives International, Inc. (I)	1,588	19,580
Nutraceutical International Corp. (I)	2,391	56,643
Tobacco 0.0%
Alliance One International, Inc. (I)	2,000	37,980
Universal Corp.	1,943	106,282
Energy 7.1%		37,684,921
Energy equipment and services 4.2%
Archrock, Inc.	5,642	43,048
Atwood Oceanics, Inc. (L)	2,952	31,498
Basic Energy Services, Inc. (I)	3,641	7,136
Bristow Group, Inc.	3,771	50,569
CARBO Ceramics, Inc.	40,200	495,666
Dawson Geophysical Company (I)	5,007	36,151
Diamond Offshore Drilling, Inc. (L)	32,535	840,054
Dril-Quip, Inc. (I)	33,214	2,027,050
Era Group, Inc. (I)	1,717	16,432
Exterran Corp. (I)	2,821	35,347
FMC Technologies, Inc. (I)	15,974	434,972
Forum Energy Technologies, Inc. (I)	76,715	1,287,278
Geospace Technologies Corp. (I)	69,477	1,204,036
Gulf Island Fabrication, Inc.	1,274	8,816
Gulfmark Offshore, Inc., Class A (I)	2,446	7,925
Helix Energy Solutions Group, Inc. (I)	66,251	530,671
Helmerich & Payne, Inc. (L)	22,423	1,371,166
Hornbeck Offshore Services, Inc. (I)(L)	3,837	31,885
Independence Contract Drilling, Inc. (I)	185,381	741,524
Matrix Service Company (I)	6,259	103,712
McDermott International, Inc. (I)	56,834	269,962
Mitcham Industries, Inc. (I)	2,782	10,905
Nabors Industries, Ltd.	64,181	603,301
Natural Gas Services Group, Inc. (I)	63,983	1,296,935
Newpark Resources, Inc. (I)	419,944	1,927,543
Noble Corp. PLC (L)	58,522	488,073
Oceaneering International, Inc.	22,310	737,569
Oil States International, Inc. (I)	52,404	1,721,995
Pacific Drilling SA (I)	110	618
Parker Drilling Company (I)	28,252	62,154
Patterson-UTI Energy, Inc.	10,848	201,881
PHI, Inc. (I)	2,950	50,445
Pioneer Energy Services Corp. (I)	14,967	53,432
Precision Drilling Corp.	128,585	605,635
Rowan Companies PLC, Class A	16,079	272,217

SEE NOTES TO FUND'S INVESTMENTS7

New Opportunities Fund

	Shares	Value
Energy (continued)
Energy equipment and services (continued)
RPC, Inc. (I)(L)	181,447	$2,676,343
SEACOR Holdings, Inc. (I)	2,306	132,295
Superior Energy Services, Inc.	67,485	1,163,441
Tesco Corp.	9,006	65,924
TETRA Technologies, Inc. (I)	7,049	38,558
Tidewater, Inc. (L)	4,115	17,818
Transocean, Ltd. (L)	14,480	141,759
Unit Corp. (I)	12,109	169,163
Weatherford International PLC (I)	11,033	61,895
Oil, gas and consumable fuels 2.9%
Adams Resources & Energy, Inc.	139	5,392
Alon USA Energy, Inc.	5,862	44,258
Approach Resources, Inc. (I)(L)	10,446	27,891
Bill Barrett Corp. (I)	4,159	29,570
Bonanza Creek Energy, Inc. (I)	307	807
Callon Petroleum Company (I)	5,053	57,554
Clayton Williams Energy, Inc. (I)	596	15,013
Cloud Peak Energy, Inc. (I)	1,335	2,617
CONSOL Energy, Inc. (L)	55,381	850,652
Contango Oil & Gas Company (I)	4,565	49,393
CVR Energy, Inc.	2,574	50,553
Delek US Holdings, Inc.	5,132	70,719
Denbury Resources, Inc.	24,792	99,416
DHT Holdings, Inc.	1,910	10,429
Dorian LPG, Ltd. (I)	13,491	120,610
Eclipse Resources Corp. (I)(L)	38,947	103,988
Energen Corp.	26,147	1,245,120
EP Energy Corp., Class A (I)	28,220	159,443
GasLog, Ltd.	3,773	46,974
Gastar Exploration, Inc. (I)	1,921	1,767
Green Plains, Inc.	5,557	103,138
HollyFrontier Corp.	41,568	1,112,360
Kosmos Energy, Ltd. (I)	72,373	415,416
Matador Resources Company (I)	56,857	1,291,791
Newfield Exploration Company (I)	29,733	1,212,214
Nordic American Tankers, Ltd.	459	7,055
Northern Oil and Gas, Inc. (I)	265	1,155
Oasis Petroleum, Inc. (I)	5,430	54,517
Overseas Shipholding Group, Inc., Class A	4,859	8,649
Panhandle Oil and Gas, Inc., Class A	3,808	61,233
Par Pacific Holdings, Inc. (I)	9,583	146,620
PBF Energy, Inc., Class A	23,402	617,111
PDC Energy, Inc. (I)	772	44,815
QEP Resources, Inc.	49,049	913,783
Renewable Energy Group, Inc. (I)	4,362	40,174
RSP Permian, Inc. (I)	55,743	1,835,617
Scorpio Tankers, Inc.	127,068	747,160
SemGroup Corp., Class A	709	22,539
Ship Finance International, Ltd. (L)	1,579	25,311
SM Energy Company	3,455	108,902
Southwestern Energy Company (I)(L)	95,477	1,305,171

8SEE NOTES TO FUND'S INVESTMENTS

New Opportunities Fund

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Synergy Resources Corp. (I)	5,090	$30,744
Targa Resources Corp.	38,472	1,647,756
VAALCO Energy, Inc. (I)	4,771	5,153
Western Refining, Inc.	6,755	143,476
Whiting Petroleum Corp. (I)	6,322	78,077
WPX Energy, Inc. (I)	62,004	638,021
Financials 23.8%		127,155,494
Banks 10.3%
1st Source Corp.	3,710	125,732
Access National Corp.	359	7,370
American National Bankshares, Inc.	539	14,612
Associated Banc-Corp.	34,733	649,160
Banc of California, Inc.	10,060	201,804
BancFirst Corp.	3,591	225,228
BancorpSouth, Inc.	21,917	523,597
Bank of Commerce Holdings	3,052	19,197
Bank of Florida Corp. (I)	2,087	0
Bank of the Ozarks, Inc.	29,034	1,129,713
BankUnited, Inc.	33,460	1,107,526
Banner Corp.	7,567	336,656
Bar Harbor Bankshares	348	11,724
BBCN Bancorp, Inc.	18,518	301,103
Berkshire Hills Bancorp, Inc.	7,180	197,306
Blue Hills Bancorp, Inc.	146,830	2,083,518
BNC Bancorp	9,322	222,236
BOK Financial Corp. (L)	12,164	775,333
Boston Private Financial Holdings, Inc.	19,522	245,782
Brookline Bancorp, Inc.	16,618	193,267
Bryn Mawr Bank Corp.	3,768	110,176
C&F Financial Corp.	63	2,766
Camden National Corp.	2,381	102,431
Capital Bank Financial Corp., Class A	7,250	223,590
Capital City Bank Group, Inc.	2,956	45,818
Cardinal Financial Corp.	7,466	169,478
Cascade Bancorp (I)	16,714	94,434
CenterState Banks, Inc.	10,474	165,699
Central Pacific Financial Corp.	7,038	168,701
Century Bancorp, Inc., Class A	108	4,614
Chemical Financial Corp. (L)	8,867	349,360
Citizens & Northern Corp.	2,868	58,163
City Holding Company	3,519	172,994
CoBiz Financial, Inc.	9,568	121,035
Columbia Banking System, Inc.	13,903	423,624
Community Bank Systems, Inc.	10,183	419,947
Community Trust Bancorp, Inc.	4,066	146,701
ConnectOne Bancorp, Inc.	6,959	110,231
CU Bancorp (I)	4,105	94,826
Customers Bancorp, Inc. (I)	6,292	169,192
CVB Financial Corp.	4,094	71,850
East West Bancorp, Inc.	31,223	1,205,208

SEE NOTES TO FUND'S INVESTMENTS9

New Opportunities Fund

	Shares	Value
Financials (continued)
Banks (continued)
Enterprise Bancorp, Inc.	213	$4,957
Enterprise Financial Services Corp.	4,661	133,305
Farmers National Banc Corp.	6,173	58,397
FCB Financial Holdings, Inc., Class A (I)	8,618	318,607
Fidelity Southern Corp.	5,962	97,538
Financial Institutions, Inc.	3,379	94,477
First BanCorp (I)	49,299	207,549
First Bancorp North Carolina	4,607	90,896
First Bancorp, Inc.	642	12,936
First Busey Corp.	6,871	152,467
First Citizens BancShares, Inc., Class A	178	46,113
First Commonwealth Financial Corp.	18,527	173,969
First Community Bancshares, Inc.	4,116	89,976
First Connecticut Bancorp, Inc.	69,731	1,131,037
First Financial Bancorp	14,321	283,126
First Financial Corp.	1,254	46,323
First Interstate BancSystem, Inc., Class A	5,046	146,183
First Merchants Corp.	3,428	88,819
First Midwest Bancorp, Inc.	8,569	160,240
First NBC Bank Holding Company (I)	850	15,870
First South Bancorp, Inc.	777	7,102
FirstMerit Corp.	10,625	240,975
Flushing Financial Corp.	6,781	141,452
FNB Corp.	400	5,356
Fulton Financial Corp.	40,404	575,757
German American Bancorp, Inc.	343	11,041
Glacier Bancorp, Inc.	60,378	1,650,735
Great Southern Bancorp, Inc.	3,237	126,988
Great Western Bancorp, Inc.	34,098	1,160,014
Guaranty Bancorp	4,862	77,792
Hancock Holding Company	18,375	505,129
Hanmi Financial Corp.	7,509	182,769
Heartland Financial USA, Inc.	5,670	199,017
Heritage Commerce Corp.	7,488	80,571
Heritage Financial Corp.	6,949	126,889
Heritage Oaks Bancorp	7,955	64,038
Hilltop Holdings, Inc. (I)	22,566	461,249
HomeTrust Bancshares, Inc. (I)	4,264	81,272
Horizon Bancorp	2,750	67,925
IBERIABANK Corp.	25,490	1,580,380
Independent Bank Corp.	2,100	31,164
Independent Bank Corp. (MA) (L)	6,104	300,866
Independent Bank Group, Inc.	4,286	162,954
International Bancshares Corp.	15,354	430,526
Investors Bancorp, Inc.	93,685	1,121,409
Lakeland Bancorp, Inc.	9,636	111,199
Lakeland Financial Corp.	387	18,990
LegacyTexas Financial Group, Inc.	11,009	296,362
Macatawa Bank Corp.	7,781	55,712
MainSource Financial Group, Inc.	4,787	108,090
MBT Financial Corp.	5,279	41,862

10SEE NOTES TO FUND'S INVESTMENTS

New Opportunities Fund

	Shares	Value
Financials (continued)
Banks (continued)
Mercantile Bank Corp.	3,768	$92,090
Merchants Bancshares, Inc.	540	16,475
MidSouth Bancorp, Inc.	729	7,560
MidWestOne Financial Group, Inc.	305	8,879
National Bank Holdings Corp., Class A	6,769	143,841
NBT Bancorp, Inc.	9,892	288,451
Northrim BanCorp, Inc.	492	13,063
OFG Bancorp	10,217	93,383
Old National Bancorp	26,563	349,569
Old Second Bancorp, Inc.	1,554	11,235
Opus Bank	7,560	284,710
Pacific Continental Corp.	4,522	75,020
Pacific Mercantile Bancorp (I)	5,276	38,251
PacWest Bancorp	28,765	1,198,925
Park National Corp.	266	24,988
Park Sterling Corp.	12,215	91,002
Peapack Gladstone Financial Corp.	3,887	73,892
People's United Financial, Inc.	72,532	1,151,808
Peoples Bancorp, Inc.	4,237	91,477
Pinnacle Financial Partners, Inc.	25,250	1,241,795
Popular, Inc.	119,480	3,744,503
Preferred Bank	3,067	100,966
Premier Financial Bancorp, Inc.	658	10,666
PrivateBancorp, Inc.	65,841	2,920,048
Prosperity Bancshares, Inc.	16,137	868,977
Renasant Corp.	9,328	320,976
Republic Bancorp, Inc., Class A	39,619	1,098,635
Republic First Bancorp, Inc. (I)	502	2,144
S&T Bancorp, Inc.	8,075	208,900
Sandy Spring Bancorp, Inc.	5,612	164,937
Seacoast Banking Corp. of Florida (I)	8,060	135,730
Shore Bancshares, Inc.	2,964	32,663
Sierra Bancorp	3,083	53,243
Simmons First National Corp., Class A	7,065	335,446
South State Corp.	5,606	406,379
Southern National Bancorp of Virginia, Inc.	2,817	33,550
Southside Bancshares, Inc.	6,073	179,099
Southwest Bancorp, Inc.	4,469	75,839
State Bank Financial Corp.	8,480	184,355
Sterling Bancorp	30,199	497,076
Stonegate Bank	2,359	75,394
Suffolk Bancorp	2,043	51,667
Sun Bancorp, Inc. (I)	272	5,644
Synovus Financial Corp. (I)	33,995	1,093,619
Talmer Bancorp, Inc., Class A	955	19,043
TCF Financial Corp.	39,643	569,670
Texas Capital Bancshares, Inc. (I)	30,077	1,541,145
The Bancorp, Inc. (I)	8,903	60,095
Tompkins Financial Corp.	3,484	231,825
Towne Bank (L)	2,665	58,230
TriCo Bancshares	5,293	149,051

SEE NOTES TO FUND'S INVESTMENTS11

New Opportunities Fund

	Shares	Value
Financials (continued)
Banks (continued)
TriState Capital Holdings, Inc. (I)	106,762	$1,387,906
Trustmark Corp.	15,665	388,179
Umpqua Holdings Corp.	51,315	820,527
Union Bankshares Corp.	10,202	276,882
United Community Banks, Inc.	15,340	308,794
Univest Corp. of Pennsylvania	4,542	91,703
Valley National Bancorp	9,634	91,812
Washington Trust Bancorp, Inc.	3,975	152,322
Webster Financial Corp.	30,359	1,188,858
WesBanco, Inc.	8,924	291,458
West Bancorp, Inc.	1,494	28,117
Western Alliance Bancorp (I)	36,929	1,392,223
Wilshire Bancorp, Inc.	4,362	49,858
Wintrust Financial Corp.	11,242	598,861
Zions Bancorporation	47,545	1,332,211
Capital markets 1.9%
Artisan Partners Asset Management, Inc., Class A	33,390	1,091,185
Calamos Asset Management, Inc., Class A	923	7,098
Cowen Group, Inc., Class A (I)	19,199	64,317
E*TRADE Financial Corp. (I)	56,253	1,568,896
Evercore Partners, Inc., Class A	20,492	1,065,584
Greenhill & Company, Inc.	19,414	400,317
INTL. FCStone, Inc. (I)	815	22,730
Investment Technology Group, Inc.	3,938	72,617
Janus Capital Group, Inc.	85,019	1,290,588
KCG Holdings, Inc., Class A (I)	21,470	302,083
Ladenburg Thalmann Financial Services, Inc. (I)	43,475	115,644
Legg Mason, Inc.	25,572	882,234
Oppenheimer Holdings, Inc., Class A	3,151	49,597
Piper Jaffray Companies (I)	300	12,669
Pzena Investment Management, Inc., Class A	43,232	378,280
Stifel Financial Corp. (I)	77,968	2,945,631
Virtus Investment Partners, Inc.	472	38,426
Consumer finance 0.9%
Asta Funding, Inc. (I)	2,466	25,720
Cash America International, Inc.	1,700	61,659
Consumer Portfolio Services, Inc. (I)	5,992	23,429
Encore Capital Group, Inc. (I)(L)	42,492	1,142,610
EZCORP, Inc., Class A (I)	1,943	13,174
Green Dot Corp., Class A (I)	11,559	254,992
Navient Corp.	81,176	1,112,923
Nelnet, Inc., Class A	7,230	265,196
Nicholas Financial, Inc. (I)	75	810
Regional Management Corp. (I)	3,038	51,859
Santander Consumer USA Holdings, Inc. (I)	91,941	1,182,361
SLM Corp. (I)	98,016	673,370
The First Marblehead Corp. (I)	462	1,793
Diversified financial services 0.9%
BBX Capital Corp., Class A (I)	385	5,775
GAIN Capital Holdings, Inc.	225,351	1,559,429
Leucadia National Corp.	19,141	346,452

12SEE NOTES TO FUND'S INVESTMENTS

New Opportunities Fund

	Shares	Value
Financials (continued)
Diversified financial services (continued)
MarketAxess Holdings, Inc.	18,027	$2,522,698
Marlin Business Services Corp.	2,737	41,493
Nasdaq, Inc.	523	34,523
NewStar Financial, Inc. (I)	11,190	94,332
PICO Holdings, Inc. (I)	5,367	49,698
Resource America, Inc., Class A	3,296	31,773
TheStreet, Inc.	6,959	8,142
Tiptree Financial, Inc., Class A	8,369	47,285
Insurance 4.4%
Allied World Assurance Company Holdings AG	21,055	780,719
Ambac Financial Group, Inc. (I)	10,609	174,942
American Equity Investment Life Holding Company	6,303	102,172
American Financial Group, Inc.	17,237	1,263,127
American National Insurance Company	4,229	505,408
AMERISAFE, Inc.	1,092	66,317
Argo Group International Holdings, Ltd.	5,586	294,092
Aspen Insurance Holdings, Ltd.	34,281	1,640,346
Assurant, Inc.	14,737	1,287,866
Assured Guaranty, Ltd.	31,611	850,020
Atlas Financial Holdings, Inc. (I)	2,735	49,203
Axis Capital Holdings, Ltd.	21,582	1,190,247
CNO Financial Group, Inc.	79,165	1,606,258
Donegal Group, Inc., Class A	4,807	77,825
EMC Insurance Group, Inc.	855	22,846
Employers Holdings, Inc.	7,432	221,845
Endurance Specialty Holdings, Ltd.	15,472	1,050,858
Enstar Group, Ltd. (I)	3,750	584,513
FBL Financial Group, Inc., Class A	4,276	269,003
Federated National Holding Company	803	17,329
First Acceptance Corp. (I)	4,470	7,197
Global Indemnity PLC (I)	2,416	72,770
Greenlight Capital Re, Ltd., Class A (I)	7,163	145,695
Hallmark Financial Services, Inc. (I)	4,441	43,389
HCI Group, Inc.	367	11,652
Heritage Insurance Holdings, Inc.	50,512	664,738
Horace Mann Educators Corp.	22,272	758,584
Independence Holding Company	2,216	35,101
Investors Title Company	98	9,139
Kemper Corp.	9,050	292,406
Maiden Holdings, Ltd.	17,155	225,074
MBIA, Inc. (I)	14,918	107,410
National General Holdings Corp.	2,337	48,446
National Western Life Group, Inc., Class A	206	43,983
Old Republic International Corp.	59,679	1,143,450
OneBeacon Insurance Group, Ltd., Class A	5,187	67,535
Primerica, Inc.	11,188	627,759
ProAssurance Corp.	4,383	230,064
Reinsurance Group of America, Inc.	15,167	1,503,656
RenaissanceRe Holdings, Ltd.	9,936	1,147,707
Safety Insurance Group, Inc.	3,490	207,341
Selective Insurance Group, Inc.	5,803	215,581

SEE NOTES TO FUND'S INVESTMENTS13

New Opportunities Fund

	Shares	Value
Financials (continued)
Insurance (continued)
State Auto Financial Corp.	9,779	$200,470
State National Companies, Inc.	10,442	112,460
Stewart Information Services Corp.	3,868	143,967
The Hanover Insurance Group, Inc.	23,844	2,066,798
The Navigators Group, Inc. (I)	1,540	140,263
The Phoenix Companies, Inc. (I)	1,111	40,818
United Fire Group, Inc.	1,493	61,467
United Insurance Holdings Corp.	4,610	80,952
Validus Holdings, Ltd.	19,627	955,638
W.R. Berkley Corp.	4,102	233,937
White Mountains Insurance Group, Ltd.	22	17,718
Real estate investment trusts 2.0%
Anworth Mortgage Asset Corp.	221,229	1,024,290
CubeSmart	43,422	1,382,556
Hatteras Financial Corp.	81,259	1,307,457
Hersha Hospitality Trust	86,400	1,531,008
STAG Industrial, Inc.	69,761	1,489,397
Sun Communities, Inc.	16,493	1,151,706
Sunstone Hotel Investors, Inc.	40,012	481,744
The GEO Group, Inc.	27,397	911,224
Two Harbors Investment Corp.	139,944	1,186,725
Real estate management and development 0.6%
Alexander & Baldwin, Inc.	11,425	430,266
AV Homes, Inc. (I)(L)	5,178	65,036
Forestar Group, Inc. (I)	7,926	97,014
FRP Holdings, Inc. (I)	67	2,050
Jones Lang LaSalle, Inc.	7,129	840,224
Kennedy-Wilson Holdings, Inc.	43,965	937,334
RE/MAX Holdings, Inc., Class A	4,025	162,570
Realogy Holdings Corp. (I)	10,307	338,070
Tejon Ranch Company (I)	4,838	112,871
The St. Joe Company (I)	17,410	302,586
Thrifts and mortgage finance 2.8%
Astoria Financial Corp.	8,434	134,775
Bank Mutual Corp.	10,569	85,715
BankFinancial Corp.	3,904	49,620
Beneficial Bancorp, Inc. (I)	133,118	1,833,035
Capitol Federal Financial, Inc.	31,558	428,558
Charter Financial Corp.	3,534	46,932
Clifton Bancorp, Inc.	5,773	87,230
Dime Community Bancshares, Inc.	8,579	157,510
ESSA Bancorp, Inc.	589	8,063
EverBank Financial Corp.	6,154	94,279
Federal Agricultural Mortgage Corp., Class C	953	34,375
First Defiance Financial Corp.	1,313	53,006
First Financial Northwest, Inc.	3,157	41,925
Flagstar Bancorp, Inc. (I)	61,565	1,492,336
Hingham Institution for Savings	82	10,979
Home Bancorp, Inc.	1,531	42,455
HomeStreet, Inc. (I)	106,628	2,192,272
Kearny Financial Corp.	178,282	2,333,711

14SEE NOTES TO FUND'S INVESTMENTS

New Opportunities Fund

	Shares	Value
Financials (continued)
Thrifts and mortgage finance (continued)
Meridian Bancorp, Inc.	92,946	$1,394,190
Meta Financial Group, Inc.	1,814	90,428
NMI Holdings, Inc., Class A (I)	13,738	85,725
Northfield Bancorp, Inc.	11,397	177,223
Northwest Bancshares, Inc.	6,987	103,477
OceanFirst Financial Corp.	1,922	35,836
Oritani Financial Corp.	10,193	170,733
PHH Corp. (I)	12,643	180,542
Provident Financial Holdings, Inc.	768	13,993
Provident Financial Services, Inc.	5,721	116,823
Radian Group, Inc.	21,670	268,925
SI Financial Group, Inc.	2,817	39,184
Territorial Bancorp, Inc.	952	25,047
TierOne Corp. (I)	1,301	1
TrustCo Bank Corp.	22,326	146,682
United Community Financial Corp.	10,993	66,947
United Financial Bancorp, Inc. (I)	59,246	787,379
Walker & Dunlop, Inc. (I)	1,711	41,115
Washington Federal, Inc.	58,840	1,470,412
Waterstone Financial, Inc.	6,763	97,928
Westfield Financial, Inc.	4,251	32,775
WSFS Financial Corp.	6,936	246,020
Health care 9.5%		50,931,764
Biotechnology 2.0%
Acorda Therapeutics, Inc. (I)	2,308	65,663
Amicus Therapeutics, Inc. (I)	165,648	1,172,788
DBV Technologies SA, ADR (I)	44,054	1,477,131
Dynavax Technologies Corp. (I)	57,304	950,673
Emergent BioSolutions, Inc. (I)	48,096	2,110,452
Heron Therapeutics, Inc. (I)	11,314	242,120
Inotek Pharmaceuticals Corp. (I)	130,048	1,196,442
Keryx Biopharmaceuticals, Inc. (I)	65,165	391,642
Neurocrine Biosciences, Inc. (I)	29,953	1,487,166
Ophthotech Corp. (I)	5,010	269,037
PDL BioPharma, Inc.	37,861	135,921
PTC Therapeutics, Inc. (I)	9,067	73,987
Retrophin, Inc. (I)	56,129	997,974
Spectrum Pharmaceuticals, Inc. (I)	1,629	12,201
Venaxis, Inc. (I)	894	2,986
Health care equipment and supplies 2.9%
ABIOMED, Inc. (I)	10,919	1,084,366
Alere, Inc. (I)	5,052	216,983
Align Technology, Inc. (I)	21,364	1,684,124
Analogic Corp.	17,120	1,403,840
AngioDynamics, Inc. (I)	8,363	100,440
CONMED Corp.	3,572	142,237
CryoLife, Inc.	2,939	33,945
Cynosure, Inc., Class A (I)	1,388	66,305
Electromed, Inc. (I)	2,000	8,420
Endologix, Inc. (I)	71,494	905,829

SEE NOTES TO FUND'S INVESTMENTS15

New Opportunities Fund

	Shares	Value
Health care (continued)
Health care equipment and supplies (continued)
Exactech, Inc. (I)	3,367	$83,098
Globus Medical, Inc., Class A (I)	110,922	2,688,749
Greatbatch, Inc. (I)	4,338	136,907
Haemonetics Corp. (I)	11,706	327,768
Halyard Health, Inc. (I)	10,667	331,637
Hill-Rom Holdings, Inc.	25,366	1,246,232
ICU Medical, Inc. (I)	12,473	1,297,067
Invacare Corp.	2,740	29,318
Kewaunee Scientific Corp.	80	1,328
Merit Medical Systems, Inc. (I)	10,231	192,036
Nuvectra Corp. (I)	1,446	13,014
OraSure Technologies, Inc. (I)	12,593	96,714
Orthofix International NV (I)	562	24,857
RTI Surgical, Inc. (I)	14,197	53,523
SeaSpine Holdings Corp. (I)	629	6,277
Symmetry Surgical, Inc. (I)	789	10,225
West Pharmaceutical Services, Inc.	19,289	1,448,218
Wright Medical Group NV (I)	106,803	2,065,570
Health care providers and services 2.0%
Acadia Healthcare Company, Inc. (I)	26,626	1,567,473
Aceto Corp.	3,863	86,184
Addus HomeCare Corp. (I)	1,215	24,300
Air Methods Corp. (I)	9,080	307,540
Almost Family, Inc. (I)	2,387	99,800
Amsurg Corp. (I)	12,622	943,999
Brookdale Senior Living, Inc. (I)	43,417	778,901
Community Health Systems, Inc. (I)	22,512	302,561
Cross Country Healthcare, Inc. (I)	2,598	35,385
Digirad Corp.	3,687	18,509
Five Star Quality Care, Inc. (I)	11,488	23,091
Hanger, Inc. (I)	2,169	13,947
Healthways, Inc. (I)	8,397	100,764
InfuSystems Holdings, Inc. (I)	5,153	15,614
Kindred Healthcare, Inc.	5,284	62,721
LHC Group, Inc. (I)	4,190	175,980
LifePoint Health, Inc. (I)	21,733	1,440,681
Magellan Health Services, Inc. (I)	2,433	161,186
Medcath Corp. (I)	4,104	2,052
Molina Healthcare, Inc. (I)	13,186	638,598
National HealthCare Corp.	3,473	215,083
Owens & Minor, Inc.	14,567	543,203
PharMerica Corp. (I)	3,519	93,500
Quorum Health Corp. (I)	3,752	49,714
Select Medical Holdings Corp. (I)	30,908	391,604
Team Health Holdings, Inc. (I)	48,221	2,313,161
The Ensign Group, Inc.	966	19,175
The Providence Service Corp. (I)	3,470	165,033
Triple-S Management Corp., Class B (I)	3,548	81,533
Universal American Corp.	19,083	157,244
Health care technology 0.6%
Allscripts Healthcare Solutions, Inc. (I)	3,218	43,411

16SEE NOTES TO FUND'S INVESTMENTS

New Opportunities Fund

	Shares	Value
Health care (continued)
Health care technology (continued)
HealthStream, Inc. (I)	7,318	$171,900
HMS Holdings Corp. (I)	70,981	1,172,961
Medidata Solutions, Inc. (I)	38,982	1,790,833
Omnicell, Inc. (I)	8,284	267,987
Life sciences tools and services 0.7%
Bio-Techne Corp.	12,140	1,333,943
Bruker Corp.	36,824	972,154
Cambrex Corp. (I)	20,101	983,140
Harvard Bioscience, Inc. (I)	7,918	28,901
Luminex Corp. (I)	10,178	209,565
VWR Corp. (I)	1,909	55,094
Pharmaceuticals 1.3%
Amphastar Pharmaceuticals, Inc. (I)	10,250	161,233
Catalent, Inc. (I)	59,796	1,681,464
Corcept Therapeutics, Inc. (I)	62,159	369,846
Cumberland Pharmaceuticals, Inc. (I)	631	2,840
Egalet Corp. (I)	28,765	164,536
Horizon Pharma PLC (I)	14,572	251,076
Impax Laboratories, Inc. (I)	67,511	2,305,501
Lannett Company, Inc. (I)	6,571	160,267
Phibro Animal Health Corp., Class A	30,951	587,759
Prestige Brands Holdings, Inc. (I)	7,535	407,191
SciClone Pharmaceuticals, Inc. (I)	2,745	38,842
Sucampo Pharmaceuticals, Inc., Class A (I)	18,376	216,102
Supernus Pharmaceuticals, Inc. (I)	22,628	441,472
Industrials 18.8%		100,638,429
Aerospace and defense 2.3%
AAR Corp.	117,993	2,880,209
Aerovironment, Inc. (I)	5,435	156,582
American Science & Engineering, Inc.	1,666	52,379
CPI Aerostructures, Inc. (I)	1,951	12,096
Cubic Corp.	6,304	257,203
Curtiss-Wright Corp.	749	62,332
DigitalGlobe, Inc. (I)	13,413	280,734
Ducommun, Inc. (I)	1,256	21,226
Engility Holdings, Inc. (I)	233	5,482
Esterline Technologies Corp. (I)	7,138	481,173
HEICO Corp.	29,112	1,937,404
KLX, Inc. (I)	12,362	406,586
Kratos Defense & Security Solutions, Inc. (I)	5,454	22,798
LMI Aerospace, Inc. (I)	3,084	25,967
Mercury Systems, Inc. (I)	7,959	169,129
Moog, Inc., Class A (I)	2,330	125,657
Orbital ATK, Inc.	584	50,826
SIFCO Industries, Inc. (I)	400	3,800
Sparton Corp. (I)	1,625	31,541
Teledyne Technologies, Inc. (I)	8,052	790,143
Triumph Group, Inc.	115,134	4,344,006
Vectrus, Inc. (I)	2,461	62,534

SEE NOTES TO FUND'S INVESTMENTS17

New Opportunities Fund

	Shares	Value
Industrials (continued)
Air freight and logistics 0.5%
Air Transport Services Group, Inc. (I)	14,865	$188,042
Atlas Air Worldwide Holdings, Inc. (I)	2,811	123,234
Echo Global Logistics, Inc. (I)	7,613	172,511
Forward Air Corp.	23,040	1,048,090
Hub Group, Inc., Class A (I)	8,188	327,684
Park-Ohio Holdings Corp.	8,875	271,131
Radiant Logistics, Inc. (I)	11,599	38,045
XPO Logistics, Inc. (I)(L)	26,557	777,058
Airlines 0.5%
Copa Holdings SA, Class A (L)	8,037	414,468
Hawaiian Holdings, Inc. (I)	1,601	64,776
JetBlue Airways Corp. (I)	75,587	1,355,275
SkyWest, Inc.	4,310	101,716
Spirit Airlines, Inc. (I)	18,385	799,196
Building products 0.7%
Alpha Pro Tech, Ltd. (I)	4,132	10,413
Apogee Enterprises, Inc.	32,183	1,455,315
Continental Building Products, Inc. (I)	237	5,430
Gibraltar Industries, Inc. (I)	4,525	135,207
Griffon Corp. (L)	6,903	116,316
Insteel Industries, Inc.	3,280	90,922
Owens Corning	350	17,875
Quanex Building Products Corp.	7,897	157,308
Simpson Manufacturing Company, Inc.	11,329	448,289
Trex Company, Inc. (I)	25,059	1,131,915
Universal Forest Products, Inc.	2,473	207,584
Commercial services and supplies 2.4%
ABM Industries, Inc.	22,990	785,568
ACCO Brands Corp. (I)	25,103	249,524
Acme United Corp.	300	5,418
AMREP Corp. (I)	120	521
ARC Document Solutions, Inc. (I)	3,108	13,178
Brady Corp., Class A	10,877	345,780
CECO Environmental Corp.	7,708	62,820
Civeo Corp. (I)	1,944	3,907
Clean Harbors, Inc. (I)	1,207	62,148
Covanta Holding Corp.	29,160	486,097
Ennis, Inc.	4,732	86,406
Essendant, Inc.	8,722	268,550
Fuel Tech, Inc. (I)	2,200	3,322
G&K Services, Inc., Class A	21	1,574
Heritage-Crystal Clean, Inc. (I)	5,154	61,333
Hudson Technologies, Inc. (I)	7,574	26,206
InnerWorkings, Inc. (I)	12,742	109,836
Intersections, Inc. (I)	1,826	4,401
Kimball International, Inc., Class B	2,715	31,766
Matthews International Corp., Class A	7,741	424,749
McGrath RentCorp	5,512	157,257
Mobile Mini, Inc.	72,523	2,498,417
NL Industries, Inc. (I)	5,690	17,468
Pitney Bowes, Inc.	46,751	870,971

18SEE NOTES TO FUND'S INVESTMENTS

New Opportunities Fund

	Shares	Value
Industrials (continued)
Commercial services and supplies (continued)
Quad/Graphics, Inc.	8,479	$162,882
Ritchie Brothers Auctioneers, Inc.	73,543	2,406,327
SP Plus Corp. (I)	5,196	115,975
Steelcase, Inc., Class A	1,011	16,136
Team, Inc. (I)	31,564	957,020
Tetra Tech, Inc.	13,657	417,904
TRC Companies, Inc. (I)	7,125	45,315
UniFirst Corp.	794	91,842
Versar, Inc. (I)	2,653	3,343
Viad Corp.	4,281	136,179
Virco Manufacturing Corp. (I)	700	2,471
VSE Corp.	1,272	85,491
Waste Connections, Inc.	24,341	1,593,605
Construction and engineering 1.9%
AECOM (I)	75,384	2,420,580
Aegion Corp. (I)	3,300	65,967
Argan, Inc.	3,413	118,431
Comfort Systems USA, Inc.	651	20,832
Dycom Industries, Inc. (I)	25,906	2,199,160
EMCOR Group, Inc.	2,428	115,451
Fluor Corp.	2,275	120,075
Granite Construction, Inc.	9,149	392,767
Great Lakes Dredge & Dock Corp. (I)	8,005	36,503
Jacobs Engineering Group, Inc. (I)	28,453	1,442,283
KBR, Inc.	32,625	474,694
Layne Christensen Company (I)(L)	2,568	22,213
MasTec, Inc. (I)	18,700	430,100
MYR Group, Inc. (I)	4,522	109,387
Northwest Pipe Company (I)	2,178	20,255
Orion Marine Group, Inc. (I)	6,438	30,065
Primoris Services Corp.	51,551	1,109,378
Quanta Services, Inc. (I)	35,976	864,503
Sterling Construction Company, Inc. (I)	4,609	23,275
Tutor Perini Corp. (I)	6,342	143,456
Electrical equipment 0.9%
Babcock & Wilcox Enterprises, Inc. (I)	11,744	255,432
Broadwind Energy, Inc. (I)	3,229	12,658
Encore Wire Corp.	4,077	158,962
EnerSys	31,704	1,906,044
Generac Holdings, Inc. (I)	21,601	818,894
General Cable Corp.	9,765	133,390
Global Power Equipment Group, Inc. (I)	468	814
LSI Industries, Inc.	5,767	64,302
Powell Industries, Inc.	2,666	94,910
Preformed Line Products Company	162	7,076
Regal Beloit Corp.	10,558	603,179
Thermon Group Holdings, Inc. (I)	39,871	801,407
Ultralife Corp. (I)	3,715	15,306
Industrial conglomerates 0.0%
Raven Industries, Inc.	8,354	168,417

SEE NOTES TO FUND'S INVESTMENTS19

New Opportunities Fund

	Shares	Value
Industrials (continued)
Machinery 4.2%
Actuant Corp., Class A	4,630	$126,353
AGCO Corp.	3,078	159,841
Alamo Group, Inc.	1,890	116,500
Albany International Corp., Class A	37,432	1,472,201
Altra Industrial Motion Corp.	2,663	72,008
American Railcar Industries, Inc. (L)	3,956	156,974
ARC Group Worldwide, Inc. (I)	4,288	9,562
Astec Industries, Inc.	5,336	284,622
Barnes Group, Inc.	12,586	420,247
Briggs & Stratton Corp.	4,656	103,922
Chart Industries, Inc. (I)	7,035	182,629
CIRCOR International, Inc.	3,781	211,887
Colfax Corp. (I)	29,208	791,245
Columbus McKinnon Corp.	4,693	70,301
Douglas Dynamics, Inc.	5,207	113,096
Dynamic Materials Corp.	3,214	33,779
EnPro Industries, Inc.	1,235	62,454
ESCO Technologies, Inc.	6,035	243,029
Federal Signal Corp.	95,041	1,236,483
Flowserve Corp.	30,223	1,454,633
Franklin Electric Company, Inc.	10,787	360,070
FreightCar America, Inc.	2,894	41,703
Gencor Industries, Inc. (I)	1,901	28,249
Graco, Inc.	18,634	1,495,751
Graham Corp.	47,066	850,012
Hardinge, Inc.	2,984	31,153
Hurco Companies, Inc.	1,523	49,086
Hyster-Yale Materials Handling, Inc.	3,075	188,528
ITT, Inc.	21,013	746,172
Kadant, Inc.	9,467	471,078
Key Technology, Inc. (I)	105	945
LB Foster Company, Class A	2,444	28,179
Lydall, Inc. (I)	1,533	58,039
Manitowoc Foodservice, Inc. (I)	5,711	94,060
MFRI, Inc. (I)	780	6,123
Miller Industries, Inc.	1,559	33,300
Mueller Industries, Inc.	13,374	415,798
NN, Inc. (L)	173,220	2,885,845
Oshkosh Corp.	306	14,048
Proto Labs, Inc. (I)	21,349	1,404,764
Supreme Industries, Inc., Class A	3,466	45,751
Terex Corp.	52,632	1,114,746
The Eastern Company	366	6,010
The Manitowoc Company, Inc.	5,711	32,553
Titan International, Inc.	163,166	1,034,472
TriMas Corp. (I)	10,899	186,264
Trinity Industries, Inc.	35,393	639,198
Twin Disc, Inc.	2,590	24,864
Wabash National Corp. (I)	15,107	214,217
Watts Water Technologies, Inc., Class A	20,771	1,195,371
Woodward, Inc.	23,148	1,318,047

20SEE NOTES TO FUND'S INVESTMENTS

New Opportunities Fund

	Shares	Value
Industrials (continued)
Marine 0.2%
Kirby Corp. (I)	12,566	$880,625
Matson, Inc.	10,069	335,600
Professional services 1.6%
CBIZ, Inc. (I)	4,163	43,961
CDI Corp.	4,616	29,312
CEB, Inc.	22,198	1,415,344
CRA International, Inc. (I)	2,047	48,227
Exponent, Inc.	24,069	1,297,560
Franklin Covey Company (I)	3,751	57,390
FTI Consulting, Inc. (I)	3,756	157,189
GP Strategies Corp. (I)	596	14,304
Heidrick & Struggles International, Inc.	1,533	28,299
Hill International, Inc. (I)	4,471	19,225
Huron Consulting Group, Inc. (I)	5,009	293,227
ICF International, Inc. (I)	4,397	179,310
Kelly Services, Inc., Class A	5,734	113,648
Korn/Ferry International	13,401	386,619
ManpowerGroup, Inc.	16,739	1,334,935
Mistras Group, Inc. (I)	985	24,438
Navigant Consulting, Inc. (I)	10,842	172,713
On Assignment, Inc. (I)	11,322	426,500
RCM Technologies, Inc.	100	537
Resources Connection, Inc.	8,503	132,477
RPX Corp. (I)	1,420	14,271
TrueBlue, Inc. (I)	2,038	40,373
Volt Information Sciences, Inc. (I)	1,319	8,244
WageWorks, Inc. (I)	40,264	2,256,797
Road and rail 1.4%
AMERCO	438	164,977
ArcBest Corp.	2,185	37,648
Avis Budget Group, Inc. (I)	8,495	254,850
Celadon Group, Inc.	47,471	469,013
Covenant Transportation Group, Inc., Class A (I)	1,862	39,735
Genesee & Wyoming, Inc., Class A (I)	13,451	808,002
Heartland Express, Inc. (L)	47,357	875,157
Knight Transportation, Inc.	54,642	1,427,249
Marten Transport, Ltd.	3,341	66,219
Old Dominion Freight Line, Inc. (I)	20,134	1,295,623
P.A.M. Transportation Services, Inc. (I)	629	12,951
Patriot Transportation Holding, Inc. (I)	22	455
Roadrunner Transportation Systems, Inc. (I)	9,156	73,706
Ryder System, Inc.	12,481	868,927
Saia, Inc. (I)	6,075	158,375
Swift Transportation Company (I)(L)	21,374	333,007
USA Truck, Inc. (I)	1,015	20,259
Werner Enterprises, Inc.	16,797	418,077
Trading companies and distributors 1.9%
Air Lease Corp.	24,095	724,055
Applied Industrial Technologies, Inc.	9,052	409,150
Beacon Roofing Supply, Inc. (I)	847	36,548
CAI International, Inc. (I)	4,598	35,313

SEE NOTES TO FUND'S INVESTMENTS21

New Opportunities Fund

	Shares	Value
Industrials (continued)
Trading companies and distributors (continued)
GATX Corp. (L)	8,684	$398,335
H&E Equipment Services, Inc.	7,961	153,010
Houston Wire & Cable Company	3,838	20,725
Huttig Building Products, Inc. (I)	5,749	26,733
Kaman Corp.	6,283	268,347
Lawson Products, Inc. (I)	1,231	23,746
MRC Global, Inc. (I)	120,934	1,716,053
NOW, Inc. (I)	1,677	29,079
Rush Enterprises, Inc., Class A (I)	2,066	45,493
Rush Enterprises, Inc., Class B (I)	7,059	149,651
TAL International Group, Inc.	2,869	41,199
Titan Machinery, Inc. (I)(L)	228,183	2,434,713
United Rentals, Inc. (I)	21,025	1,464,812
Veritiv Corp. (I)	3,711	144,284
WESCO International, Inc. (I)	37,590	2,192,625
Willis Lease Finance Corp. (I)	281	6,873
Transportation infrastructure 0.3%
Macquarie Infrastructure Corp.	20,035	1,434,706
Wesco Aircraft Holdings, Inc. (I)	4,399	61,982
Information technology 14.2%		75,869,985
Communications equipment 0.4%
ADTRAN, Inc.	11,336	220,485
ARRIS International PLC (I)	4,093	98,641
Bel Fuse, Inc., Class B	2,040	36,883
Black Box Corp.	3,590	45,055
Brocade Communications Systems, Inc.	9,099	82,437
Calix, Inc. (I)	11,252	76,064
Communications Systems, Inc.	1,201	8,143
Comtech Telecommunications Corp.	1,744	40,182
Digi International, Inc. (I)	2,751	30,371
EchoStar Corp., Class A (I)	10,529	421,581
Finisar Corp. (I)	25,027	420,954
Harmonic, Inc. (I)	1,834	5,245
Ixia (I)	3,461	35,164
KVH Industries, Inc. (I)	3,729	31,585
NETGEAR, Inc. (I)	2,055	92,475
NetScout Systems, Inc. (I)	85	2,062
Oclaro, Inc. (I)	4,713	23,612
Optical Cable Corp.	100	247
Polycom, Inc. (I)	9,388	112,656
RELM Wireless Corp.	877	4,780
ShoreTel, Inc. (I)	1,428	9,425
TESSCO Technologies, Inc.	1,368	17,839
Viavi Solutions, Inc. (I)	53,892	368,082
Westell Technologies, Inc., Class A (I)	7,150	5,727
Electronic equipment, instruments and components 3.8%
ADDvantage Technologies Group, Inc. (I)	471	801
Agilysys, Inc. (I)	5,560	65,219
Anixter International, Inc. (I)	7,585	456,617
Arrow Electronics, Inc. (I)	21,516	1,390,364

22SEE NOTES TO FUND'S INVESTMENTS

New Opportunities Fund

	Shares	Value
Information technology (continued)
Electronic equipment, instruments and components (continued)
Avnet, Inc.	31,530	$1,293,676
AVX Corp.	34,737	479,718
Belden, Inc.	14,747	953,688
Benchmark Electronics, Inc. (I)	4,167	86,382
Cognex Corp.	33,541	1,444,611
Coherent, Inc. (I)	10,063	952,161
CTS Corp.	3,537	63,242
Daktronics, Inc.	10,214	81,406
Digital Ally, Inc. (I)	1,198	4,373
DTS, Inc. (I)	598	15,458
Electro Rent Corp.	3,795	49,715
Electro Scientific Industries, Inc. (I)	7,267	50,651
ePlus, Inc. (I)	1,390	121,667
Fabrinet (I)	8,330	295,715
FARO Technologies, Inc. (I)	3,814	134,977
FEI Company	19,073	2,049,394
Flextronics International, Ltd. (I)	41,210	513,065
II-VI, Inc. (I)	13,842	282,100
Ingram Micro, Inc., Class A	11,421	395,509
Insight Enterprises, Inc. (I)	3,585	97,297
IntriCon Corp. (I)	80	432
Itron, Inc. (I)	8,781	386,803
Jabil Circuit, Inc.	44,599	850,949
Kemet Corp. (I)	10,620	28,568
Key Tronic Corp. (I)	1,300	11,583
Kimball Electronics, Inc. (I)	6,731	75,858
Knowles Corp. (I)(L)	2,335	34,138
Methode Electronics, Inc.	1,752	51,702
Multi-Fineline Electronix, Inc. (I)	2,133	47,182
Napco Security Technologies, Inc. (I)	868	5,711
Novanta Inc (I)	8,026	122,878
OSI Systems, Inc. (I)	1,322	70,436
PAR Technology Corp. (I)	3,623	15,760
Park Electrochemical Corp.	4,708	77,023
PC Connection, Inc.	4,089	94,006
PCM, Inc. (I)	2,932	31,666
Plexus Corp. (I)	7,800	342,576
QLogic Corp. (I)	6,909	95,759
Radisys Corp. (I)	3,312	14,738
Richardson Electronics, Ltd.	1,362	7,082
Rofin-Sinar Technologies, Inc. (I)	1,400	44,730
Rogers Corp. (I)	4,193	278,709
Sanmina Corp. (I)	7,556	202,425
ScanSource, Inc. (I)	6,103	234,233
SYNNEX Corp.	9,268	844,315
Systemax, Inc. (I)	4,305	39,132
Tech Data Corp. (I)	20,670	1,562,032
TTM Technologies, Inc. (I)	23,232	181,907
VeriFone Systems, Inc. (I)	48,471	1,279,634
Vicon Industries, Inc. (I)	102	82
Vishay Intertechnology, Inc.	101,221	1,311,824

SEE NOTES TO FUND'S INVESTMENTS23

New Opportunities Fund

	Shares	Value
Information technology (continued)
Electronic equipment, instruments and components (continued)
Vishay Precision Group, Inc. (I)	1,509	$20,387
Zebra Technologies Corp., Class A (I)	15,033	798,403
Internet software and services 0.8%
Actua Corp. (I)	1,325	12,866
Bankrate, Inc. (I)	3,787	34,424
Blucora, Inc. (I)	6,665	59,852
comScore, Inc. (I)	37,417	1,211,562
Demand Media, Inc. (I)	4,595	24,170
DHI Group, Inc. (I)	12,126	85,488
Internap Corp. (I)	3,135	6,803
Intralinks Holdings, Inc. (I)	75,872	594,836
Limelight Networks, Inc. (I)	1,035	1,511
LivePerson, Inc. (I)	13,303	92,855
LogMeIn, Inc. (I)	29,437	1,803,605
Marchex, Inc., Class B (I)	8,477	28,228
MeetMe, Inc. (I)	10,694	40,423
Monster Worldwide, Inc. (I)	4,505	11,938
RealNetworks, Inc. (I)	8,510	36,593
Reis, Inc.	300	7,026
RetailMeNot, Inc. (I)	11,074	79,954
SciQuest, Inc. (I)	6,318	111,450
TechTarget, Inc. (I)	7,201	57,824
United Online, Inc. (I)	1,187	12,974
XO Group, Inc. (I)	2,334	39,515
YuMe, Inc. (I)(L)	7,938	30,879
IT services 2.0%
Acxiom Corp. (I)	17,851	378,084
CACI International, Inc., Class A (I)	1,057	106,514
Cardtronics, Inc. (I)	28,005	1,100,316
Ciber, Inc. (I)	3,012	3,735
Computer Sciences Corp.	1,306	64,255
Convergys Corp.	6,398	180,360
CSG Systems International, Inc.	848	36,048
Datalink Corp. (I)	2,397	19,344
DST Systems, Inc.	10,262	1,240,881
EPAM Systems, Inc. (I)	27,649	2,115,425
Everi Holdings, Inc. (I)	1,470	2,102
ExlService Holdings, Inc. (I)	1,718	88,992
Forrester Research, Inc.	42,930	1,580,253
Genpact, Ltd. (I)	31,360	884,038
Jack Henry & Associates, Inc.	14,502	1,224,404
Luxoft Holding, Inc. (I)	13,960	906,562
ManTech International Corp., Class A	5,315	190,968
ModusLink Global Solutions, Inc. (I)	5,824	8,037
NCI, Inc., Class A	2,058	26,610
Perficient, Inc. (I)	8,312	174,136
PRGX Global, Inc. (I)	5,022	24,959
StarTek, Inc. (I)	2,139	9,112
Sykes Enterprises, Inc. (I)	9,924	295,934
The Hackett Group, Inc.	3,256	47,603

24SEE NOTES TO FUND'S INVESTMENTS

New Opportunities Fund

	Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment 3.8%
Advanced Energy Industries, Inc. (I)	636	$24,276
Alpha & Omega Semiconductor, Ltd. (I)	999	13,676
Amkor Technology, Inc. (I)	54,425	343,422
Axcelis Technologies, Inc. (I)	27,758	74,947
AXT, Inc. (I)	5,800	20,648
Brooks Automation, Inc.	6,288	69,042
Cabot Microelectronics Corp.	24,935	1,075,696
Cascade Microtech, Inc. (I)	1,613	33,357
Cavium, Inc. (I)	21,641	1,076,640
Cirrus Logic, Inc. (I)	2,068	74,448
Cohu, Inc.	3,324	39,223
Cree, Inc. (I)	23,766	572,285
Cypress Semiconductor Corp.	75,107	798,387
Diodes, Inc. (I)	11,334	218,293
DSP Group, Inc. (I)	3,161	33,096
Entegris, Inc. (I)	117,905	1,681,325
Exar Corp. (I)	11,212	76,578
Fairchild Semiconductor International, Inc. (I)	10,119	201,065
First Solar, Inc. (I)	5,628	279,430
FormFactor, Inc. (I)	12,619	90,478
GigPeak, Inc. (I)	10,846	30,477
GSI Technology, Inc. (I)	5,171	20,684
Intersil Corp., Class A	111,458	1,506,912
IXYS Corp.	7,337	80,047
Kulicke & Soffa Industries, Inc. (I)	137,640	1,719,124
Lattice Semiconductor Corp. (I)	1,221	7,106
M/A-COM Technology Solutions Holdings, Inc. (I)	32,414	1,166,904
Marvell Technology Group, Ltd.	10,130	103,630
Microsemi Corp. (I)	35,734	1,208,881
MKS Instruments, Inc.	12,651	518,438
Nanometrics, Inc. (I)	365	6,796
NeoPhotonics Corp. (I)	3,381	30,463
ON Semiconductor Corp. (I)	96,706	944,818
PDF Solutions, Inc. (I)	7,462	109,766
Photronics, Inc. (I)	11,375	109,200
Power Integrations, Inc.	40,395	2,015,307
Qorvo, Inc. (I)	32,941	1,679,003
Rudolph Technologies, Inc. (I)	7,289	106,419
Sigma Designs, Inc. (I)	8,561	61,896
Silicon Laboratories, Inc. (I)	9,381	466,705
Tessera Technologies, Inc.	34,784	1,122,480
Ultra Clean Holdings, Inc. (I)	7,139	40,692
Ultratech, Inc. (I)	6,316	144,068
Veeco Instruments, Inc. (I)	9,440	167,938
Xcerra Corp. (I)	12,676	82,774
Software 2.9%
Blackbaud, Inc.	44,448	2,785,556
Bottomline Technologies, Inc. (I)	70,587	1,768,910
Callidus Software, Inc. (I)	74,744	1,387,249
Datawatch Corp. (I)	2,659	13,933
EnerNOC, Inc. (I)	1,705	11,253

SEE NOTES TO FUND'S INVESTMENTS25

New Opportunities Fund

	Shares	Value
Information technology (continued)
Software (continued)
Epiq Systems, Inc.	8,746	$133,202
Interactive Intelligence Group, Inc. (I)	29,115	1,200,411
Mentor Graphics Corp.	24,947	534,864
MicroStrategy, Inc., Class A (I)	6,079	1,133,977
Progress Software Corp. (I)	12,268	323,016
Rovi Corp. (I)	19,635	330,064
Seachange International, Inc. (I)	4,794	15,868
SS&C Technologies Holdings, Inc.	15,707	967,394
Synchronoss Technologies, Inc. (I)	10,562	372,522
Take-Two Interactive Software, Inc. (I)	33,097	1,287,804
Telenav, Inc. (I)	9,518	44,354
The Rubicon Project, Inc. (I)	1,254	18,371
TiVo, Inc. (I)	759	7,552
Tyler Technologies, Inc. (I)	11,357	1,740,915
Verint Systems, Inc. (I)	19,565	645,449
Zynga, Inc., Class A (I)	169,402	435,363
Technology hardware, storage and peripherals 0.5%
Concurrent Computer Corp.	526	3,419
Cray, Inc. (I)	25,675	855,491
Electronics For Imaging, Inc. (I)	10,953	480,070
Hutchinson Technology, Inc. (I)	3,000	10,560
Imation Corp. (I)	4,479	7,883
Intevac, Inc. (I)	3,303	16,152
Lexmark International, Inc., Class A	5,274	199,674
Super Micro Computer, Inc. (I)	44,522	1,168,257
Materials 5.6%		29,737,241
Chemicals 2.9%
A. Schulman, Inc.	2,806	71,020
Albemarle Corp.	4,299	337,472
American Vanguard Corp. (I)	6,557	85,897
Axiall Corp.	5,946	138,482
Balchem Corp.	31,311	1,877,094
Cabot Corp.	4,242	193,902
Calgon Carbon Corp.	11,637	173,159
Chase Corp.	1,432	84,116
Chemtura Corp. (I)	15,458	412,419
Flotek Industries, Inc. (I)	58,190	684,314
FutureFuel Corp.	9,798	109,052
Hawkins, Inc.	2,504	97,706
HB Fuller Company	11,594	529,382
Huntsman Corp.	53,915	804,951
Innophos Holdings, Inc.	69,744	2,673,985
Innospec, Inc.	5,638	273,781
Intrepid Potash, Inc. (I)	384	488
KMG Chemicals, Inc.	2,699	57,975
Kraton Performance Polymers, Inc. (I)	7,347	199,765
Kronos Worldwide, Inc.	198	1,158
LSB Industries, Inc. (I)	5,634	74,087
Minerals Technologies, Inc.	28,148	1,621,325
Olin Corp.	38,548	886,989

26SEE NOTES TO FUND'S INVESTMENTS

New Opportunities Fund

	Shares	Value
Materials (continued)
Chemicals (continued)
OMNOVA Solutions, Inc. (I)	3,211	$22,124
Platform Specialty Products Corp. (I)(L)	53,515	507,857
PolyOne Corp.	30,386	1,138,563
Sensient Technologies Corp.	18,917	1,290,518
Stepan Company	5,169	298,200
Trecora Resources (I)	5,669	63,776
Tredegar Corp.	2,446	39,748
Tronox, Ltd., Class A	4,271	19,775
Westlake Chemical Corp.	16,903	745,929
Construction materials 0.2%
Eagle Materials, Inc.	13,722	1,074,707
United States Lime & Minerals, Inc.	169	9,040
Containers and packaging 0.4%
Graphic Packaging Holding Company	123,852	1,659,617
Greif, Inc., Class A	6,030	216,236
Myers Industries, Inc.	1,165	16,648
Sonoco Products Company	4,747	226,289
Metals and mining 1.4%
Allegheny Technologies, Inc. (L)	2,637	32,646
AM Castle & Company (I)(L)	3,851	7,009
Ampco-Pittsburgh Corp.	2,828	40,695
Carpenter Technology Corp.	10,827	346,897
Century Aluminum Company (I)	4,950	31,977
Coeur Mining, Inc. (I)(L)	10,706	80,616
Commercial Metals Company	8,322	142,889
Ferroglobe PLC	2,577	23,502
Friedman Industries, Inc.	1,405	8,500
Haynes International, Inc.	2,901	83,607
Hecla Mining Company (L)	86,029	349,278
Kaiser Aluminum Corp.	367	31,456
Materion Corp.	4,726	114,322
Olympic Steel, Inc.	2,536	60,129
Real Industry, Inc. (I)	6,408	43,414
Reliance Steel & Aluminum Company	37,749	2,806,638
Royal Gold, Inc.	1,181	66,290
Schnitzer Steel Industries, Inc., Class A	6,195	99,678
Steel Dynamics, Inc.	18,254	450,691
Stillwater Mining Company (I)	26,711	270,315
SunCoke Energy, Inc.	14,332	86,709
Synalloy Corp.	380	2,888
TimkenSteel Corp.	10,254	91,876
United States Steel Corp. (L)	10,162	147,044
Universal Stainless & Alloy Products, Inc. (I)	1,778	21,212
Worthington Industries, Inc.	48,573	1,814,687
Paper and forest products 0.7%
Boise Cascade Company (I)	1,639	37,631
Clearwater Paper Corp. (I)	4,069	254,760
Domtar Corp.	54,898	2,121,259
KapStone Paper and Packaging Corp.	57,132	871,263
Mercer International, Inc.	15,000	135,150

SEE NOTES TO FUND'S INVESTMENTS27

New Opportunities Fund

			Shares	Value
Materials (continued)
Paper and forest products (continued)
	PH Glatfelter Company		3,797	$77,839
	Resolute Forest Products, Inc. (I)		4,257	25,925
	Schweitzer-Mauduit International, Inc.		7,003	240,903
Telecommunication services 0.9%				4,627,313
Diversified telecommunication services 0.7%
	Atlantic Tele-Network, Inc.		3,724	277,401
	Consolidated Communications Holdings, Inc.		11,687	287,266
	Frontier Communications Corp.		272,927	1,411,033
	General Communication, Inc., Class A (I)		3,032	47,269
	Hawaiian Telcom Holdco, Inc. (I)		53	1,081
	Iridium Communications, Inc. (I)(L)		138,815	1,211,855
	Lumos Networks Corp. (I)		5,368	69,086
	ORBCOMM, Inc. (I)		16,326	153,464
	Windstream Holdings, Inc. (L)		2,254	18,911
Wireless telecommunication services 0.2%
	Boingo Wireless, Inc. (I)		1,938	14,341
	Leap Wireless International, Inc. (I)		3,505	11,917
	Shenandoah Telecommunications Company		4,872	155,855
	Spok Holdings, Inc.		4,787	83,964
	Telephone & Data Systems, Inc.		23,680	681,747
	United States Cellular Corp. (I)		5,350	202,123
Utilities 0.8%				4,393,577
Gas utilities 0.3%
	UGI Corp.		33,177	1,423,957
Independent power and renewable electricity producers 0.5%
	Calpine Corp. (I)		154,108	2,280,798
	Dynegy, Inc. (I)		26,923	507,229
	NRG Energy, Inc.		2,294	37,576
	Ormat Technologies, Inc.		2,918	127,254
Water utilities 0.0%
	Consolidated Water Company, Ltd.		1,250	16,763
	Yield (%)		Shares	Value
Securities lending collateral 2.3%				$12,206,647
(Cost $12,205,441)
John Hancock Collateral Trust (W)	0.5434(Y	)	1,219,762	12,206,647
Short-term investments 1.0%				$5,464,188
(Cost $5,464,188)
Money market funds 1.0%				5,464,188
State Street Institutional Liquid Reserves Fund, Premier Class	0.4552(Y	)	1,756,863	1,756,863
State Street Institutional Treasury Money Market Fund, Premier Class	0.1791(Y	)	3,707,325	3,707,325
Total investments (Cost $517,175,081)† 102.0%				$544,999,128
Other assets and liabilities, net (2.0%)				($10,761,610)
Total net assets 100.0%				$534,237,518

28SEE NOTES TO FUND'S INVESTMENTS

New Opportunities Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 5-31-16. The value of securities on loan amounted to $12,009,068.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 5-31-16.
†	At 5-31-16, the aggregate cost of investment securities for federal income tax purposes was $518,830,160. Net unrealized appreciation aggregated to $26,168,968, of which $47,807,881 related to appreciated investment securities and $21,638,913 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS29

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective net asset values each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of May 31, 2016, by major security category or type:

	Total value at 5-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$84,013,713	$84,013,713	—	—
Consumer staples	12,275,856	12,275,856	—	—
Energy	37,684,921	37,684,921	—	—
Financials	127,155,494	127,155,494	—	—
Health care	50,931,764	50,929,712	—	$2,052
Industrials	100,638,429	100,638,429	—	—
Information technology	75,869,985	75,869,985	—	—
Materials	29,737,241	29,737,241	—	—
Telecommunication services	4,627,313	4,615,396	—	11,917
Utilities	4,393,577	4,393,577	—	—
Securities lending collateral	12,206,647	12,206,647	—	—
Short-term investments	5,464,188	5,464,188	—	—
Total investments in securities	$544,999,128	$544,985,159	—	$13,969

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       30

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	452Q3	05/16
This report is for the information of the shareholders of John Hancock New Opportunities Fund.		7/16

John Hancock

Redwood Fund

Quarterly portfolio holdings 5/31/16

Fund's investmentsRedwood Fund

As of 5-31-16 (unaudited)
	Shares	Value
Common stocks 69.4%		$344,726,744
(Cost $337,514,801)
Consumer discretionary 17.4%		86,429,936
Auto components 1.4%
The Goodyear Tire & Rubber Company (D)	249,000	6,964,530
Hotels, restaurants and leisure 3.2%
Las Vegas Sands Corp. (D)	189,300	8,753,232
Royal Caribbean Cruises, Ltd. (D)	93,000	7,197,270
Household durables 1.6%
Newell Brands, Inc.	78,873	3,761,453
PulteGroup, Inc. (D)	220,500	4,136,580
Media 5.0%
CBS Corp., Class B (D)	282,400	15,588,480
Comcast Corp., Class A (D)	52,900	3,348,570
Time Warner, Inc. (D)	78,900	5,969,574
Specialty retail 2.3%
Foot Locker, Inc. (D)	82,900	4,635,768
Lowe's Companies, Inc. (D)	83,100	6,658,803
Textiles, apparel and luxury goods 3.9%
Coach, Inc. (D)	230,600	9,090,252
Michael Kors Holdings, Ltd. (D) (I)	241,700	10,325,424
Consumer staples 2.4%		11,880,180
Food and staples retailing 1.0%
Walgreens Boots Alliance, Inc.	62,600	4,845,240
Food products 1.4%
Mead Johnson Nutrition Company (D)	85,500	7,034,940
Energy 5.2%		25,687,834
Energy equipment and services 0.8%
Baker Hughes, Inc. (D)	81,000	3,756,780
Oil, gas and consumable fuels 4.4%
Anadarko Petroleum Corp. (D)	75,700	3,925,802
Diamondback Energy, Inc. (D) (I)	146,800	13,351,460
EOG Resources, Inc.	57,200	4,653,792
Financials 14.9%		74,165,285
Banks 10.9%
Bank of America Corp. (D)	442,600	6,546,054
Citigroup, Inc. (D)	591,800	27,560,126
Fifth Third Bancorp (D)	205,600	3,879,672
JPMorgan Chase & Co. (D)	169,900	11,089,373
Wells Fargo & Company (D)	99,000	5,021,280
Capital markets 1.7%
The Goldman Sachs Group, Inc. (D)	53,600	8,548,128
Consumer finance 2.3%
Capital One Financial Corp. (D)	157,300	11,520,652
Health care 13.7%		67,974,156
Biotechnology 4.3%
AbbVie, Inc. (D)	167,200	10,521,896
Gilead Sciences, Inc. (D)	126,500	11,013,090

2SEE NOTES TO FUND'S INVESTMENTS

Redwood Fund

			Shares	Value
Health care (continued)
Health care providers and services 5.2%
	Express Scripts Holding Company (D) (I)		99,600	$7,524,780
	HCA Holdings, Inc. (D) (I)		154,200	12,030,684
	McKesson Corp.		34,000	6,226,760
Pharmaceuticals 4.2%
	Allergan PLC (D) (I)		21,200	4,997,900
	Bristol-Myers Squibb Company (D)		82,000	5,879,400
	Merck & Company, Inc. (D)		73,900	4,157,614
	Shire PLC, ADR (D)		30,200	5,622,032
Industrials 4.4%				21,752,891
Airlines 1.5%
	Delta Air Lines, Inc. (D)		169,400	7,362,124
Electrical equipment 1.2%
	Eaton Corp. PLC (D)		93,100	5,737,753
Trading companies and distributors 1.7%
	United Rentals, Inc. (D) (I)		124,200	8,653,014
Information technology 11.4%				56,836,462
Communications equipment 1.2%
	Brocade Communications Systems, Inc. (D)		2,200	19,932
	Cisco Systems, Inc. (D)		200,100	5,812,905
Internet software and services 2.3%
	Alphabet, Inc., Class A (D) (I)		15,500	11,607,175
IT services 0.4%
	Visa, Inc., Class A (D)		25,200	1,989,288
Semiconductors and semiconductor equipment 2.8%
	Intel Corp. (D)		159,400	5,035,446
	Micron Technology, Inc. (D) (I)		314,800	4,004,256
	QUALCOMM, Inc. (D)		87,300	4,794,516
Software 2.2%
	Microsoft Corp. (D)		208,500	11,050,500
Technology hardware, storage and peripherals 2.5%
	Apple, Inc. (D)		125,400	12,522,444
	Yield (%)		Shares	Value
Short-term investments 44.8%				$222,224,630
(Cost $222,224,630)
Money market funds 44.8%				222,224,630
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.2421(Y	)	222,224,630	222,224,630
Total investments (Cost $559,739,431)† 114.2%				$566,951,374
Other assets and liabilities, net (14.2%)				($70,318,393)
Total net assets 100.0%				$496,632,981

SEE NOTES TO FUND'S INVESTMENTS3

Redwood Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(D)	All or a portion of this security is segregated at the custodian as collateral pursuant to certain derivative instrument contracts. Total collateral value at 5-31-16 was $306,911,804.
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 5-31-16.
†	At 5-31-16, the aggregate cost of investment securities for federal income tax purposes was $564,269,380. Net unrealized depreciation aggregated to $2,681,994, of which $22,196,766 related to appreciated investment securities and $19,514,772 related to depreciated investment securities.

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of May 31, 2016, all investments are categorized as Level 1 under the hierarchy described above.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the Fund's investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

During the period ended May 31, 2016, the fund wrote option contracts to gain exposure to certain securities markets, as a substitute for securities purchased, provide downside protection for the fund and generate premium income. The following tables summarize the fund's written options activities during the period ended May 31, 2016 and the contracts held at May 31, 2016.

	Number of contracts	Premiums received
Outstanding, beginning of period	124,706	$61,305,853
Options written	222,414	117,631,648
Option closed	(185,384)	(83,128,850)
Options exercised	(48,085)	(28,585,701)
Options expired	(17,521)	(2,701,462)
Outstanding, end of period	96,130	$64,521,488

       5

Name of issuer	Exercise price	Expiration date	Number of contracts	Premium	Value
Calls
AbbVie, Inc.	$50.00	Aug 2016	1,672	$1,524,766	($2,198,680)
Allergan PLC	205.00	Nov 2016	212	978,986	(880,860)
Alphabet, Inc.	660.00	Sep 2016	53	683,524	(529,470)
Alphabet, Inc.	685.00	Dec 2016	34	288,890	(318,580)
Alphabet, Inc.	650.00	Sep 2016	68	799,527	(738,480)
Anadarko Petroleum Corp.	40.00	Nov 2016	757	990,104	(1,048,445)
Apple, Inc.	97.50	Oct 2016	237	286,759	(165,900)
Apple, Inc.	95.00	Jan 2017	475	504,421	(485,687)
Apple, Inc.	90.00	Jan 2017	536	899,369	(719,580)
Baker Hughes, Inc.	36.00	Oct 2016	810	981,666	(921,375)
Bank of America Corp.	12.00	Sep 2016	1,861	405,614	(540,621)
Bank of America Corp.	12.00	Jan 2017	2,565	753,990	(807,975)
Bristol-Myers Squibb Company	50.00	Jan 2017	820	1,006,088	(1,777,350)
Capital One Financial Corp.	62.50	Sep 2016	695	675,497	(800,988)
Capital One Financial Corp.	62.50	Dec 2016	878	935,892	(1,119,450)
CBS Corp.	45.00	Sep 2016	2,824	2,363,522	(2,944,020)
Cisco Systems, Inc.	23.00	Oct 2016	2,001	992,393	(1,185,592)
Citigroup, Inc.	38.00	Jan 2017	1,840	1,436,934	(1,830,800)
Citigroup, Inc.	45.00	Sep 2016	4,086	2,124,510	(1,470,960)
Coach, Inc.	33.00	Jan 2017	1,660	1,062,310	(1,236,700)
Coach, Inc.	33.00	Nov 2016	646	485,755	(461,890)
Comcast Corp.	52.50	Jan 2017	421	380,138	(494,675)
Comcast Corp.	47.50	Jul 2016	108	82,614	(166,860)
Delta Air Lines, Inc.	40.00	Jan 2017	1,694	1,807,390	(1,075,690)
Diamondback Energy, Inc.	60.00	Sep 2016	496	935,912	(1,564,880)
Diamondback Energy, Inc.	62.50	Sep 2016	972	1,872,964	(2,838,240)
Eaton Corp. PLC	45.00	Jan 2017	931	600,911	(1,573,390)
EOG Resources, Inc.	65.00	Oct 2016	572	756,144	(1,049,620)
Express Scripts Holding Company	70.00	Nov 2016	643	438,490	(528,867)
Express Scripts Holding Company	65.00	Jan 2017	353	358,979	(456,252)
Fifth Third Bancorp	15.00	Jan 2017	2,056	604,368	(848,100)
Foot Locker, Inc.	55.00	Nov 2016	329	397,410	(157,920)
Foot Locker, Inc.	52.50	Jun 2016	500	273,474	(170,000)
Gilead Sciences, Inc.	85.00	Aug 2016	652	757,581	(330,890)
Gilead Sciences, Inc.	70.00	Jan 2017	613	905,632	(1,149,375)
The Goldman Sachs Group, Inc.	150.00	Jul 2016	232	479,989	(267,380)
The Goldman Sachs Group, Inc.	140.00	Jan 2017	304	727,748	(746,320)
The Goodyear Tire & Rubber Company	26.00	Oct 2016	1,166	705,367	(361,460)
The Goodyear Tire & Rubber Company	24.00	Jan 2017	1,324	704,299	(675,240)
HCA Holdings, Inc.	65.00	Sep 2016	613	765,595	(836,745)
HCA Holdings, Inc.	57.50	Jan 2017	929	1,502,126	(1,988,060)
Intel Corp.	28.00	Jul 2016	1,594	731,566	(577,825)
JPMorgan Chase & Co.	52.50	Jan 2017	850	711,400	(1,147,500)
JPMorgan Chase & Co.	50.00	Jan 2017	849	922,809	(1,332,930)
Las Vegas Sands Corp.	40.00	Sep 2016	1,893	2,095,429	(1,287,240)
Lowe's Companies, Inc.	65.00	Jan 2017	831	1,083,567	(1,364,918)
McKesson Corp.	165.00	Jan 2017	340	837,048	(873,800)
Mead Johnson Nutrition Company	75.00	Nov 2016	855	1,066,127	(902,025)
Merck & Company, Inc.	47.50	Jul 2016	739	382,764	(655,863)
Michael Kors Holdings, Ltd.	45.00	Nov 2016	636	913,250	(263,940)
Michael Kors Holdings, Ltd.	35.00	Nov 2016	1,781	1,980,357	(1,745,380)
Micron Technology, Inc.	9.00	Jul 2016	3,148	393,364	(1,188,370)
Microsoft Corp.	45.00	Jul 2016	637	507,653	(514,377)

       6

Name of issuer	Exercise price	Expiration date	Number of contracts	Premium	Value
Microsoft Corp.	50.00	Jan 2017	979	725,384	(533,555)
Microsoft Corp.	46.00	Oct 2016	469	251,829	(348,232)
Newell Brands, Inc.	45.00	Jul 2016	915	985,396	(1,578,375)
PulteGroup, Inc.	14.00	Oct 2016	2,205	791,489	(1,085,963)
QUALCOMM, Inc.	45.00	Jan 2017	873	764,309	(960,300)
Royal Carribean Cruises, Ltd.	67.50	Jan 2017	607	1,151,429	(845,248)
Royal Carribean Cruises, Ltd.	60.00	Jan 2017	323	609,475	(626,620)
Shire PLC	140.00	Aug 2016	302	965,461	(1,408,830)
Time Warner, Inc.	62.50	Jan 2017	789	856,803	(1,138,132)
United Rentals, Inc.	45.00	Sep 2016	1,242	2,306,293	(3,042,900)
Visa, Inc.	60.00	Jun 2016	252	261,813	(478,800)
Walgreens Boots Alliance, Inc.	67.50	Jan 2017	626	856,950	(784,065)
Wells Fargo & Company	45.00	Oct 2016	1,013	415,280	(645,788)
				$57,804,893	($64,794,343)
Puts
Apple, Inc.	$97.50	Oct 2016	585	$210,572	($282,262)
Apple, Inc.	90.00	Jun 2017	1,990	2,043,605	(1,283,550)
Brocade Communications Systems, Inc.	9.00	Oct 2016	11,348	419,408	(822,730)
Celgene Corp.	85.00	Oct 2016	584	240,579	(96,360)
Celgene Corp.	95.00	Jul 2016	437	229,840	(39,549)
CME Group, Inc.	80.00	Jan 2017	556	255,176	(120,930)
Delta Air Lines, Inc.	40.00	Jan 2017	2,964	909,807	(893,646)
EOG Resources, Inc.	65.00	Jan 2017	450	400,474	(131,400)
Hewlett Packard Enterprise Company	13.00	Aug 2016	4,009	296,493	(20,045)
Hewlett Packard Enterprise Company	15.00	Jan 2017	2,500	213,644	(162,500)
Mead Johnson Nutrition Company	75.00	Jan 2017	535	198,994	(201,962)
Merck & Company, Inc.	47.50	Oct 2016	1,071	131,687	(66,402)
Phillips 66	70.00	Aug 2016	544	254,021	(44,880)
Phillips 66	67.50	Jan 2017	525	192,650	(131,250)
Teva Pharmaceutical Industries, Ltd.	55.00	Jan 2017	1,255	402,795	(856,537)
Valero Energy Corp.	52.50	Jun 2016	1,209	166,788	(65,891)
Verizon Communications, Inc.	42.00	Oct 2016	1,182	150,062	(47,280)
				$6,716,595	($5,267,174)

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       7

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	423Q3	05/16
This report is for the information of the shareholders of John Hancock Redwood Fund.		7/16

John Hancock

Spectrum Income Fund

Quarterly portfolio holdings 5/31/16

Fund's investmentsSpectrum Income Fund

As of 5-31-16 (unaudited)
	Rate (%	)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 23.0%					$213,521,247
(Cost $206,466,883)
U.S. Government 7.3%					67,548,766
U.S. Treasury
Bond	2.500		02-15-45	770,000	747,411
Bond	2.500		02-15-46	825,000	800,218
Bond	2.750		08-15-42	315,000	324,942
Bond	2.750		11-15-42	1,995,000	2,054,305
Bond	3.000		05-15-42	2,005,000	2,169,316
Bond	3.000		11-15-44	935,000	1,004,833
Bond	3.000		05-15-45	4,775,000	5,129,396
Bond	3.000		11-15-45	2,325,000	2,497,378
Bond	3.125		02-15-43	2,705,000	2,988,814
Bond	3.125		08-15-44	160,000	176,212
Bond	3.375		05-15-44	1,610,000	1,858,858
Bond	3.500		02-15-39	690,000	819,402
Bond	3.625		08-15-43	1,365,000	1,651,810
Bond	3.625		02-15-44	1,335,000	1,613,525
Bond	4.375		05-15-41	1,325,000	1,784,040
Bond	4.625		02-15-40	25,000	34,721
Bond	5.375		02-15-31	155,000	220,488
Bond	6.125		11-15-27	300,000	429,152
Bond	6.125		08-15-29	265,000	391,092
Note	0.750		01-31-18	1,070,000	1,068,077
Note	0.875		11-15-17	1,120,000	1,120,831
Note	0.875		03-31-18	3,500,000	3,499,727
Note	0.875		07-15-18	570,000	569,465
Note	0.875		05-15-19	415,000	413,054
Note	1.000		12-15-17	50,000	50,117
Note	1.250		01-31-20	185,000	185,397
Note	1.500		05-31-19	600,000	608,180
Note	1.500		11-30-19	340,000	344,091
Note	1.625		11-30-20	300,000	303,762
Note	1.625		02-15-26	620,000	607,285
Note	1.750		09-30-19	130,000	132,717
Note	1.750		05-15-23	365,000	367,253
Note	2.000		02-15-22	435,000	446,742
Note	2.000		02-15-25	1,060,000	1,076,769
Note	2.125		05-15-25	55,000	56,405
Note	2.250		11-15-24	335,000	347,262
Note	2.375		08-15-24	40,000	41,872
Note	2.500		05-15-24	420,000	443,937
Note	2.625		08-15-20	570,000	600,704
Note	3.125		05-15-19	125,000	132,603
Note	3.125		05-15-21	465,000	503,526
Note	3.625		02-15-20	305,000	331,926
Note	3.750		11-15-18	95,000	101,453
STRIPS PO	1.390		05-15-21	540,000	502,269
Treasury Inflation Protected Security	0.125		04-15-17	2,026,345	2,041,200
Treasury Inflation Protected Security	0.125		04-15-18	2,910,837	2,947,638
Treasury Inflation Protected Security	0.125		04-15-19	3,187,193	3,233,797
Treasury Inflation Protected Security	0.125		04-15-20	4,695,259	4,755,232
Treasury Inflation Protected Security	0.125		04-15-21	1,842,455	1,862,246
Treasury Inflation Protected Security	0.125		01-15-22	15,780	15,849

2SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government (continued)
Treasury Inflation Protected Security	0.125		07-15-22	320,968	$323,016
Treasury Inflation Protected Security	0.125		07-15-24	280,770	278,836
Treasury Inflation Protected Security	0.375		07-15-23	16,370	16,665
Treasury Inflation Protected Security	0.375		07-15-25	346,390	350,044
Treasury Inflation Protected Security	0.625		01-15-24	969,418	998,753
Treasury Inflation Protected Security	0.625		01-15-26	3,066,273	3,165,967
Treasury Inflation Protected Security	0.625		02-15-43	303,434	280,435
Treasury Inflation Protected Security	0.750		02-15-45	207,280	196,867
Treasury Inflation Protected Security	1.000		02-15-46	281,364	287,929
Treasury Inflation Protected Security	1.125		01-15-21	1,762,184	1,863,166
Treasury Inflation Protected Security	1.250		07-15-20	1,763,209	1,877,174
Treasury Inflation Protected Security	1.375		01-15-20	930,396	985,904
Treasury Inflation Protected Security	1.625		01-15-18	11,593	12,035
Treasury Inflation Protected Security	2.125		02-15-40	198,288	249,037
Treasury Inflation Protected Security	2.500		07-15-16	37,728	38,062
Treasury Inflation Protected Security	2.625		07-15-17	804,167	839,496
Treasury Inflation Protected Security	3.875		04-15-29	267,945	378,081
U.S. Government Agency 15.7%					145,972,481
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	2.500		05-01-28	527,682	542,968
15 Yr Pass Thru	4.000		01-01-25	36,878	39,224
15 Yr Pass Thru	4.000		05-01-26	98,563	104,804
15 Yr Pass Thru	4.500		11-01-18	9,493	9,786
15 Yr Pass Thru	4.500		01-01-19	7,332	7,567
15 Yr Pass Thru	4.500		05-01-19	8,712	8,990
15 Yr Pass Thru	5.000		10-01-18	9,731	10,071
15 Yr Pass Thru	5.000		11-01-18	11,247	11,627
15 Yr Pass Thru	5.000		12-01-23	92,836	99,899
15 Yr Pass Thru	5.000		07-01-25	14,776	15,311
15 Yr Pass Thru	5.500		03-01-18	3,921	4,042
15 Yr Pass Thru	5.500		11-01-18	6,833	7,116
15 Yr Pass Thru	5.500		01-01-21	60,312	64,346
15 Yr Pass Thru	5.500		11-01-21	7,756	8,100
15 Yr Pass Thru	6.000		04-01-17	443	450
15 Yr Pass Thru	6.000		05-01-17	868	883
15 Yr Pass Thru	6.000		07-01-17	366	373
15 Yr Pass Thru	6.000		07-01-21	4,684	5,053
15 Yr Pass Thru	6.000		08-01-21	6,215	6,716
15 Yr Pass Thru	6.000		10-01-21	19,065	20,622
15 Yr Pass Thru	6.000		11-01-21	2,278	2,476
15 Yr Pass Thru	6.000		08-01-22	1,398	1,514
15 Yr Pass Thru	6.500		05-01-17	546	558
15 Yr Pass Thru	6.500		06-01-17	482	491
15 Yr Pass Thru	6.500		07-01-17	528	542
15 Yr Pass Thru	6.500		07-01-17	759	774
15 Yr Pass Thru	6.500		08-01-17	379	389
30 Yr Pass Thru (P)	2.341		09-01-35	15,154	15,845
30 Yr Pass Thru (P)	2.475		07-01-35	13,181	13,861
30 Yr Pass Thru (P)	2.479		07-01-35	20,194	21,396
30 Yr Pass Thru (P)	2.535		09-01-32	833	875
30 Yr Pass Thru (P)	2.598		01-01-36	1,112	1,168
30 Yr Pass Thru (P)	2.598		03-01-36	9,255	9,738
30 Yr Pass Thru (P)	2.618		02-01-37	32,124	33,765

SEE NOTES TO FUND'S INVESTMENTS3

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru (P)	2.664		01-01-37	5,616	$5,918
30 Yr Pass Thru (P)	2.667		06-01-38	21,499	22,551
30 Yr Pass Thru (P)	2.676		02-01-37	17,642	18,616
30 Yr Pass Thru (P)	2.775		11-01-35	3,273	3,453
30 Yr Pass Thru (P)	2.848		05-01-37	18,919	19,944
30 Yr Pass Thru	3.000		12-01-42	133,362	137,313
30 Yr Pass Thru	3.000		01-01-43	993,714	1,020,209
30 Yr Pass Thru	3.000		06-01-43	742,115	761,670
30 Yr Pass Thru (P)	3.055		02-01-37	27,736	29,504
30 Yr Pass Thru	3.500		09-01-42	669,561	702,049
30 Yr Pass Thru	3.500		11-01-42	233,157	244,470
30 Yr Pass Thru	3.500		01-01-44	163,474	171,406
30 Yr Pass Thru	3.500		03-01-46	462,570	487,834
30 Yr Pass Thru	3.500		05-01-46	310,000	324,606
30 Yr Pass Thru	4.000		10-01-40	14,603	15,655
30 Yr Pass Thru	4.000		11-01-40	78,768	84,440
30 Yr Pass Thru	4.000		12-01-40	176,279	188,973
30 Yr Pass Thru	4.000		12-01-40	62,515	67,681
30 Yr Pass Thru	4.000		02-01-41	186,329	199,747
30 Yr Pass Thru	4.000		02-01-41	9,963	10,724
30 Yr Pass Thru	4.000		04-01-41	174,235	186,781
30 Yr Pass Thru	4.000		12-01-41	160,400	171,850
30 Yr Pass Thru	4.000		09-01-44	32,235	34,446
30 Yr Pass Thru	4.500		12-01-39	532,062	581,910
30 Yr Pass Thru	4.500		05-01-40	15,131	16,525
30 Yr Pass Thru	4.500		03-01-41	4,883	5,335
30 Yr Pass Thru	4.500		04-01-41	265,486	290,027
30 Yr Pass Thru	5.000		11-01-33	13,941	15,754
30 Yr Pass Thru	5.000		12-01-35	64,878	72,490
30 Yr Pass Thru	5.000		04-01-40	121,394	134,462
30 Yr Pass Thru	5.500		10-01-38	185,140	208,702
30 Yr Pass Thru (P)	5.832		12-01-36	5,419	5,724
30 Yr Pass Thru	6.000		12-01-28	2,403	2,729
30 Yr Pass Thru	6.000		10-01-32	2,158	2,503
30 Yr Pass Thru	6.000		12-01-33	40,241	46,520
30 Yr Pass Thru	6.000		09-01-34	950	1,092
30 Yr Pass Thru	6.000		02-01-35	12,780	14,788
30 Yr Pass Thru	6.000		09-01-35	4,637	5,370
30 Yr Pass Thru (P)	6.020		10-01-36	24,161	25,388
30 Yr Pass Thru (P)	6.080		11-01-36	15,759	16,645
30 Yr Pass Thru	6.500		12-01-23	39	43
30 Yr Pass Thru	6.500		02-01-24	912	1,024
30 Yr Pass Thru	6.500		04-01-24	63	70
30 Yr Pass Thru	6.500		05-01-24	2,048	2,290
30 Yr Pass Thru	6.500		04-01-31	5,260	6,118
30 Yr Pass Thru	6.500		11-01-33	12,278	14,343
30 Yr Pass Thru	7.000		02-01-24	970	1,100
30 Yr Pass Thru	7.000		12-01-24	108	123
30 Yr Pass Thru	7.000		04-01-32	71,730	85,222
30 Yr Pass Thru	7.000		05-01-32	3,952	4,715
30 Yr Pass Thru	7.000		06-01-32	1,364	1,627
30 Yr Pass Thru	7.500		05-01-24	122	142
30 Yr Pass Thru	7.500		05-01-24	669	762
30 Yr Pass Thru	7.500		06-01-24	193	222

4SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date		Par value^	Value
U.S. Government Agency (continued)
Federal National Mortgage Association
15 Yr Pass Thru (C)	2.500			TBA	1,110,000	$1,135,694
15 Yr Pass Thru	2.500		10-01-27		1,048,102	1,079,528
15 Yr Pass Thru	2.500		12-01-27		106,957	110,164
15 Yr Pass Thru	2.500		02-01-28		19,900	20,484
15 Yr Pass Thru	2.500		04-01-28		294,214	302,851
15 Yr Pass Thru	2.500		05-01-30		287,865	295,911
15 Yr Pass Thru (C)	3.000			TBA	620,000	645,274
15 Yr Pass Thru	3.000		01-01-27		175,341	183,461
15 Yr Pass Thru	3.000		05-01-27		34,479	36,027
15 Yr Pass Thru	3.000		11-01-27		156,407	163,797
15 Yr Pass Thru	3.000		11-01-28		49,570	52,021
15 Yr Pass Thru	3.000		11-01-29		88,039	92,158
15 Yr Pass Thru	3.000		02-01-30		99,504	104,159
15 Yr Pass Thru	3.000		03-01-30		25,982	27,197
15 Yr Pass Thru	3.000		10-01-30		425,370	445,202
15 Yr Pass Thru	3.000		03-01-31		243,264	253,884
15 Yr Pass Thru	3.500		01-01-26		105,759	111,829
15 Yr Pass Thru	3.500		03-01-26		112,160	118,598
15 Yr Pass Thru	3.500		12-01-26		29,344	31,028
15 Yr Pass Thru	3.500		02-01-27		8,374	8,855
15 Yr Pass Thru	4.000		03-01-25		197,235	210,463
15 Yr Pass Thru	4.000		05-01-25		22,457	23,901
15 Yr Pass Thru	4.000		07-01-25		9,459	10,067
15 Yr Pass Thru	4.000		01-01-26		101,085	107,581
15 Yr Pass Thru	4.000		10-01-26		49,845	53,032
15 Yr Pass Thru	4.000		12-01-26		187,004	199,021
15 Yr Pass Thru	4.000		02-01-27		149,039	158,616
15 Yr Pass Thru	4.500		05-01-19		17,234	17,811
15 Yr Pass Thru	4.500		11-01-19		89,715	93,398
15 Yr Pass Thru	4.500		07-01-20		30,433	31,512
15 Yr Pass Thru	4.500		11-01-20		31,747	33,177
15 Yr Pass Thru	4.500		09-01-24		14,412	15,455
15 Yr Pass Thru	4.500		10-01-24		39,128	42,060
15 Yr Pass Thru	4.500		11-01-24		7,914	8,493
15 Yr Pass Thru	4.500		12-01-24		6,717	7,215
15 Yr Pass Thru	4.500		01-01-25		38,432	41,280
15 Yr Pass Thru	4.500		03-01-25		98,250	105,693
15 Yr Pass Thru	4.500		09-01-25		86,149	93,302
15 Yr Pass Thru	4.500		10-01-26		58,661	62,885
15 Yr Pass Thru	5.000		05-01-18		8,294	8,540
15 Yr Pass Thru	5.000		11-01-18		2,178	2,256
15 Yr Pass Thru	5.000		12-01-18		7,321	7,574
15 Yr Pass Thru	5.000		04-01-19		4,830	5,003
15 Yr Pass Thru	5.000		05-01-19		26,921	27,994
15 Yr Pass Thru	5.000		10-01-19		26,320	27,542
15 Yr Pass Thru	5.000		01-01-20		7,450	7,804
15 Yr Pass Thru	5.000		05-01-20		27,108	28,528
15 Yr Pass Thru	5.000		06-01-20		28,790	30,324
15 Yr Pass Thru	5.000		12-01-20		21,106	22,170
15 Yr Pass Thru	5.000		02-01-22		1,054	1,123
15 Yr Pass Thru	5.000		09-01-22		29,744	31,436
15 Yr Pass Thru	5.000		03-01-23		6,476	6,914
15 Yr Pass Thru	5.000		05-01-23		9,235	9,840

SEE NOTES TO FUND'S INVESTMENTS5

Spectrum Income Fund

	Rate (%	)	Maturity date		Par value^	Value
U.S. Government Agency (continued)
15 Yr Pass Thru	5.000		09-01-23		3,907	$4,111
15 Yr Pass Thru	5.000		09-01-23		27,331	29,402
15 Yr Pass Thru	5.000		01-01-24		93,463	100,037
15 Yr Pass Thru	5.000		09-01-25		64,601	68,751
15 Yr Pass Thru	5.500		11-01-16		94	95
15 Yr Pass Thru	5.500		01-01-17		369	373
15 Yr Pass Thru	5.500		02-01-17		500	506
15 Yr Pass Thru	5.500		03-01-17		134	135
15 Yr Pass Thru	5.500		06-01-17		116	119
15 Yr Pass Thru	5.500		07-01-17		56	57
15 Yr Pass Thru	5.500		08-01-17		314	321
15 Yr Pass Thru	5.500		09-01-17		122	124
15 Yr Pass Thru	5.500		03-01-18		912	940
15 Yr Pass Thru	5.500		05-01-18		717	741
15 Yr Pass Thru	5.500		06-01-18		2,888	2,971
15 Yr Pass Thru	5.500		10-01-18		2,326	2,419
15 Yr Pass Thru	5.500		12-01-18		2,538	2,631
15 Yr Pass Thru	5.500		02-01-19		8,971	9,368
15 Yr Pass Thru	5.500		03-01-19		478	501
15 Yr Pass Thru	5.500		07-01-19		2,243	2,360
15 Yr Pass Thru	5.500		08-01-19		4,642	4,883
15 Yr Pass Thru	5.500		09-01-19		1,080	1,140
15 Yr Pass Thru	5.500		10-01-19		1,923	2,028
15 Yr Pass Thru	5.500		06-01-20		7,102	7,506
15 Yr Pass Thru	5.500		07-01-20		7,681	8,101
15 Yr Pass Thru	5.500		05-01-21		16,610	17,839
15 Yr Pass Thru	5.500		01-01-22		816	875
15 Yr Pass Thru	5.500		05-01-22		2,341	2,527
15 Yr Pass Thru	5.500		06-01-22		7,204	7,766
15 Yr Pass Thru	5.500		10-01-22		2,178	2,375
15 Yr Pass Thru	5.500		05-01-23		4,561	4,952
15 Yr Pass Thru	5.500		01-01-25		42,626	45,738
15 Yr Pass Thru	6.000		03-01-21		26,786	28,649
15 Yr Pass Thru	6.000		10-01-21		54,367	58,844
15 Yr Pass Thru	6.000		11-01-21		3,177	3,454
15 Yr Pass Thru	6.000		01-01-22		4,335	4,704
15 Yr Pass Thru	6.000		09-01-22		12,226	13,394
15 Yr Pass Thru	6.000		02-01-23		47,051	51,158
15 Yr Pass Thru	6.000		03-01-23		4,095	4,452
15 Yr Pass Thru	6.500		06-01-17		382	390
30 Yr Pass Thru (P)	2.115		07-01-27		242	245
30 Yr Pass Thru (P)	2.233		10-01-33		25,302	26,002
30 Yr Pass Thru (P)	2.236		12-01-35		6,928	7,184
30 Yr Pass Thru (P)	2.274		07-01-35		17,517	18,291
30 Yr Pass Thru (P)	2.394		09-01-35		72,122	75,653
30 Yr Pass Thru (P)	2.416		12-01-35		6,301	6,585
30 Yr Pass Thru (P)	2.453		08-01-36		59,242	62,369
30 Yr Pass Thru (P)	2.499		08-01-37		34,751	36,594
30 Yr Pass Thru	2.500		02-01-43		192,859	192,031
30 Yr Pass Thru	2.500		03-01-43		48,865	48,655
30 Yr Pass Thru (P)	2.645		12-01-35		2,862	3,015
30 Yr Pass Thru (P)	2.767		12-01-35		2,261	2,388
30 Yr Pass Thru (P)	2.931		05-01-38		16,555	17,523
30 Yr Pass Thru (C)	3.000			TBA	4,970,000	5,077,277

6SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date		Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.000		10-01-42		870,398	$897,547
30 Yr Pass Thru	3.000		11-01-42		40,388	41,634
30 Yr Pass Thru	3.000		01-01-43		1,009,106	1,036,130
30 Yr Pass Thru	3.000		02-01-43		1,251,688	1,289,511
30 Yr Pass Thru	3.000		05-01-43		218,268	224,796
30 Yr Pass Thru (C)	3.500			TBA	525,000	549,366
30 Yr Pass Thru	3.500		06-01-42		114,463	120,226
30 Yr Pass Thru	3.500		07-01-42		898,679	943,934
30 Yr Pass Thru	3.500		08-01-42		122,915	129,105
30 Yr Pass Thru	3.500		10-01-42		225,114	236,239
30 Yr Pass Thru	3.500		12-01-42		442,323	464,735
30 Yr Pass Thru	3.500		01-01-43		595,985	625,657
30 Yr Pass Thru	3.500		08-01-43		515,663	540,824
30 Yr Pass Thru	3.500		01-01-44		223,658	234,991
30 Yr Pass Thru	3.500		11-01-44		243,657	256,613
30 Yr Pass Thru	3.500		04-01-45		388,046	407,648
30 Yr Pass Thru	3.500		05-01-45		162,034	170,117
30 Yr Pass Thru	3.500		11-01-45		2,711,828	2,840,408
30 Yr Pass Thru	3.500		12-01-45		862,699	903,783
30 Yr Pass Thru	3.500		01-01-46		567,230	595,548
30 Yr Pass Thru	3.500		02-01-46		1,062,294	1,112,883
30 Yr Pass Thru	3.500		03-01-46		878,674	920,518
30 Yr Pass Thru	3.500		05-01-46		470,000	492,713
30 Yr Pass Thru (C)	4.000			TBA	1,835,000	1,956,817
30 Yr Pass Thru	4.000		11-01-40		21,717	23,294
30 Yr Pass Thru	4.000		12-01-40		2,598	2,785
30 Yr Pass Thru	4.000		01-01-41		204,830	219,596
30 Yr Pass Thru	4.000		02-01-41		298,615	320,141
30 Yr Pass Thru	4.000		03-01-41		39,169	41,992
30 Yr Pass Thru	4.000		09-01-41		1,709	1,833
30 Yr Pass Thru	4.000		10-01-41		639,550	685,655
30 Yr Pass Thru	4.000		11-01-41		40,508	43,453
30 Yr Pass Thru	4.000		01-01-42		532,901	571,650
30 Yr Pass Thru	4.000		02-01-42		170,884	183,310
30 Yr Pass Thru	4.000		08-01-42		536,654	575,676
30 Yr Pass Thru	4.000		08-01-43		112,817	120,703
30 Yr Pass Thru	4.000		09-01-43		26,589	28,448
30 Yr Pass Thru	4.000		10-01-43		6,082	6,507
30 Yr Pass Thru	4.000		11-01-43		161,258	172,530
30 Yr Pass Thru	4.000		12-01-43		74,772	79,998
30 Yr Pass Thru	4.000		03-01-45		782,864	841,379
30 Yr Pass Thru	4.000		09-01-45		99,939	107,237
30 Yr Pass Thru	4.000		10-01-45		112,706	120,514
30 Yr Pass Thru	4.000		11-01-45		23,262	24,874
30 Yr Pass Thru	4.000		12-01-45		392,126	420,477
30 Yr Pass Thru	4.000		12-01-45		287,958	309,931
30 Yr Pass Thru	4.000		01-01-46		554,970	593,763
30 Yr Pass Thru	4.500		09-01-39		235,095	256,735
30 Yr Pass Thru	4.500		02-01-41		1,312,670	1,433,499
30 Yr Pass Thru	4.500		04-01-41		347,524	379,730
30 Yr Pass Thru	4.500		04-01-42		150,189	164,108
30 Yr Pass Thru	5.000		07-01-33		24,546	27,384
30 Yr Pass Thru	5.000		02-01-34		41,130	45,892
30 Yr Pass Thru	5.000		03-01-34		158,154	176,537

SEE NOTES TO FUND'S INVESTMENTS7

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.000		10-01-34	131,203	$146,329
30 Yr Pass Thru	5.000		04-01-35	81,949	91,660
30 Yr Pass Thru	5.000		05-01-35	339,264	379,113
30 Yr Pass Thru	5.000		06-01-35	60,590	67,708
30 Yr Pass Thru	5.000		07-01-35	428,265	478,586
30 Yr Pass Thru	5.000		08-01-35	76,592	85,588
30 Yr Pass Thru	5.000		10-01-35	10,365	11,583
30 Yr Pass Thru	5.000		11-01-35	152,747	170,688
30 Yr Pass Thru	5.000		01-01-36	57,612	64,378
30 Yr Pass Thru	5.000		03-01-36	113,227	126,526
30 Yr Pass Thru	5.000		07-01-37	69,674	77,723
30 Yr Pass Thru	5.000		12-01-39	78,535	87,367
30 Yr Pass Thru	5.000		06-01-40	179,798	199,793
30 Yr Pass Thru	5.000		06-01-40	219,329	247,009
30 Yr Pass Thru	5.500		04-01-35	7,774	8,812
30 Yr Pass Thru	5.500		11-01-35	159,469	180,780
30 Yr Pass Thru	5.500		12-01-35	99,548	112,591
30 Yr Pass Thru	5.500		01-01-36	153,451	173,957
30 Yr Pass Thru	5.500		01-01-36	31,973	36,295
30 Yr Pass Thru	5.500		04-01-36	54,532	61,819
30 Yr Pass Thru	5.500		06-01-36	132,530	149,854
30 Yr Pass Thru	5.500		10-01-36	81,012	91,736
30 Yr Pass Thru	5.500		08-01-37	163,406	185,243
30 Yr Pass Thru	5.500		02-01-38	139,987	158,695
30 Yr Pass Thru	5.500		06-01-38	36,615	41,371
30 Yr Pass Thru	5.500		12-01-38	222,813	252,193
30 Yr Pass Thru	5.500		11-01-39	26,981	30,224
30 Yr Pass Thru	5.500		12-01-39	12,914	14,466
30 Yr Pass Thru	5.500		03-01-40	23,280	26,391
30 Yr Pass Thru (P)	5.687		01-01-19	98	101
30 Yr Pass Thru (P)	5.894		09-01-36	4,840	5,069
30 Yr Pass Thru	6.000		11-01-32	32,981	37,961
30 Yr Pass Thru	6.000		03-01-33	33,140	38,130
30 Yr Pass Thru	6.000		04-01-33	37,094	42,819
30 Yr Pass Thru	6.000		01-01-34	1,045	1,210
30 Yr Pass Thru	6.000		02-01-34	106,233	122,504
30 Yr Pass Thru	6.000		03-01-34	21,774	25,102
30 Yr Pass Thru	6.000		08-01-34	48,499	56,036
30 Yr Pass Thru	6.000		11-01-34	2,645	3,063
30 Yr Pass Thru	6.000		11-01-34	27,874	31,998
30 Yr Pass Thru	6.000		12-01-34	862	997
30 Yr Pass Thru	6.000		04-01-35	30,345	34,828
30 Yr Pass Thru	6.000		05-01-35	5,664	6,522
30 Yr Pass Thru	6.000		12-01-35	23,419	26,820
30 Yr Pass Thru	6.000		03-01-36	8,267	9,478
30 Yr Pass Thru	6.000		11-01-36	61,040	69,991
30 Yr Pass Thru	6.000		02-01-37	36,663	42,033
30 Yr Pass Thru	6.000		03-01-37	24,964	28,622
30 Yr Pass Thru	6.000		08-01-37	208,215	240,641
30 Yr Pass Thru	6.000		10-01-37	3,411	3,900
30 Yr Pass Thru	6.000		03-01-38	57,965	66,416
30 Yr Pass Thru	6.000		05-01-38	1,209	1,383
30 Yr Pass Thru	6.000		08-01-38	18,405	21,121
30 Yr Pass Thru	6.000		09-01-38	104,189	119,505

8SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	6.000		10-01-38	43,281	$49,470
30 Yr Pass Thru	6.000		07-01-39	88,823	101,848
30 Yr Pass Thru	6.000		09-01-39	89,570	102,523
30 Yr Pass Thru	6.000		04-01-40	21,795	24,838
30 Yr Pass Thru	6.000		10-01-40	55,222	63,406
30 Yr Pass Thru	6.500		07-01-32	117,751	137,439
30 Yr Pass Thru	6.500		09-01-32	880	1,026
30 Yr Pass Thru	6.500		12-01-32	8,353	9,711
30 Yr Pass Thru	6.500		10-01-35	144,653	168,679
30 Yr Pass Thru	6.500		03-01-36	117,286	137,310
30 Yr Pass Thru	6.500		05-01-36	3,055	3,537
30 Yr Pass Thru	6.500		07-01-36	37,769	43,924
30 Yr Pass Thru	6.500		04-01-38	2,069	2,446
30 Yr Pass Thru	6.500		08-01-38	36,935	43,189
30 Yr Pass Thru	6.500		05-01-40	11,087	12,871
30 Yr Pass Thru	6.500		05-01-40	10,033	11,697
30 Yr Pass Thru	7.000		12-01-29	546	651
30 Yr Pass Thru	7.000		02-01-30	82	96
30 Yr Pass Thru	7.000		04-01-37	9,994	11,720
30 Yr Pass Thru	7.125		01-15-30	365,000	555,038
Government National Mortgage Association
15 Yr Pass Thru	3.000		01-15-26	84,231	88,085
15 Yr Pass Thru	3.000		11-20-26	939,028	987,394
15 Yr Pass Thru	3.000		11-20-27	630,864	663,357
15 Yr Pass Thru	3.500		09-20-25	7,632	8,107
15 Yr Pass Thru	3.500		10-20-25	26,978	28,658
15 Yr Pass Thru	3.500		02-20-26	28,024	29,769
15 Yr Pass Thru	3.500		04-20-26	23,876	25,363
15 Yr Pass Thru	3.500		12-20-26	8,081	8,584
15 Yr Pass Thru	3.500		02-20-27	13,138	13,956
15 Yr Pass Thru	3.500		09-20-28	18,426	19,574
15 Yr Pass Thru	3.500		06-20-29	15,423	16,384
15 Yr Pass Thru	3.500		07-20-29	16,196	17,205
15 Yr Pass Thru	5.000		02-15-18	699	716
15 Yr Pass Thru	5.000		06-15-18	4,091	4,216
15 Yr Pass Thru	5.000		07-15-18	624	646
15 Yr Pass Thru	5.000		07-15-18	1,214	1,243
15 Yr Pass Thru	5.000		07-15-18	11,285	11,632
15 Yr Pass Thru	5.000		08-15-18	2,357	2,433
15 Yr Pass Thru	5.000		02-15-19	9,905	10,285
15 Yr Pass Thru	5.000		06-15-20	9,885	10,401
15 Yr Pass Thru	5.000		06-15-20	1,794	1,898
15 Yr Pass Thru	6.000		06-15-16	3	3
15 Yr Pass Thru	6.000		07-15-16	28	28
15 Yr Pass Thru	6.000		08-15-16	99	99
15 Yr Pass Thru	6.000		08-20-16	11	11
15 Yr Pass Thru	6.000		09-15-16	83	83
15 Yr Pass Thru	6.000		09-20-16	977	980
15 Yr Pass Thru	6.000		10-20-16	524	527
15 Yr Pass Thru	6.000		02-20-17	628	634
15 Yr Pass Thru	6.000		04-20-17	1,845	1,874
15 Yr Pass Thru	6.000		05-15-17	148	151
15 Yr Pass Thru	6.000		05-20-17	677	689
15 Yr Pass Thru	6.000		06-15-17	342	349

SEE NOTES TO FUND'S INVESTMENTS9

Spectrum Income Fund

	Rate (%	)	Maturity date		Par value^	Value
U.S. Government Agency (continued)
15 Yr Pass Thru	6.000		06-20-17		539	$550
15 Yr Pass Thru	6.000		07-15-17		197	202
15 Yr Pass Thru	6.000		07-15-17		2,278	2,327
15 Yr Pass Thru	6.000		09-15-17		2,678	2,748
15 Yr Pass Thru	6.000		10-15-17		1,936	1,991
15 Yr Pass Thru	6.000		10-15-17		1,145	1,170
15 Yr Pass Thru	6.000		11-15-17		3,962	4,074
15 Yr Pass Thru	6.000		12-15-17		566	586
15 Yr Pass Thru	6.000		12-15-17		1,564	1,606
15 Yr Pass Thru	6.000		01-15-18		3,202	3,306
15 Yr Pass Thru	6.000		01-15-18		804	833
15 Yr Pass Thru	6.000		02-15-18		16,446	16,976
15 Yr Pass Thru	6.000		08-20-18		821	856
15 Yr Pass Thru	6.000		07-20-19		2,120	2,242
15 Yr Pass Thru	6.000		08-20-19		1,866	1,963
15 Yr Pass Thru	6.000		10-20-19		922	968
15 Yr Pass Thru	6.000		10-20-20		14,842	15,843
15 Yr Pass Thru	6.500		08-15-16		88	88
15 Yr Pass Thru	6.500		09-15-16		45	45
30 Yr Pass Thru	2.500		01-20-45		436,088	436,824
30 Yr Pass Thru	2.500		12-15-42		70,354	70,558
30 Yr Pass Thru	2.500		01-20-43		1,268,156	1,271,881
30 Yr Pass Thru	2.500		02-15-43		138,618	139,020
30 Yr Pass Thru	2.500		02-20-43		735,479	737,639
30 Yr Pass Thru	2.500		05-20-43		55,303	55,466
30 Yr Pass Thru	2.500		06-20-43		86,724	86,979
30 Yr Pass Thru	2.500		07-20-43		24,222	24,294
30 Yr Pass Thru	2.500		06-20-45		177,546	177,845
30 Yr Pass Thru	2.500		04-20-46		379,236	379,757
30 Yr Pass Thru (C)	3.000			TBA	8,740,000	9,024,015
30 Yr Pass Thru	3.000		07-20-42		1,375,136	1,425,624
30 Yr Pass Thru	3.000		09-15-42		1,515,897	1,570,546
30 Yr Pass Thru	3.000		10-15-42		26,026	26,964
30 Yr Pass Thru	3.000		10-20-42		53,486	55,450
30 Yr Pass Thru	3.000		12-20-42		2,565,264	2,659,447
30 Yr Pass Thru	3.000		01-20-43		17,003	17,627
30 Yr Pass Thru	3.000		02-20-43		1,458,314	1,512,814
30 Yr Pass Thru	3.000		03-20-43		1,701,773	1,765,258
30 Yr Pass Thru	3.000		05-15-43		75,932	78,788
30 Yr Pass Thru	3.000		05-20-43		447,793	464,373
30 Yr Pass Thru	3.000		06-15-43		44,046	45,593
30 Yr Pass Thru	3.000		09-20-43		228,857	237,330
30 Yr Pass Thru	3.000		09-20-44		1,070,273	1,108,230
30 Yr Pass Thru (P)	3.000		10-20-44		10,532	10,871
30 Yr Pass Thru (P)	3.000		11-20-44		56,353	58,054
30 Yr Pass Thru	3.500		09-15-41		1,055,666	1,119,016
30 Yr Pass Thru	3.500		11-15-41		796,598	843,406
30 Yr Pass Thru	3.500		01-15-42		818,215	866,550
30 Yr Pass Thru	3.500		05-20-42		480,010	508,515
30 Yr Pass Thru	3.500		06-20-42		1,605,805	1,701,166
30 Yr Pass Thru	3.500		07-15-42		56,021	59,348
30 Yr Pass Thru	3.500		08-20-42		397,568	423,662
30 Yr Pass Thru	3.500		08-20-42		140,057	148,374
30 Yr Pass Thru	3.500		09-20-42		1,689,766	1,790,113

10SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500		10-20-42	800,138	$847,654
30 Yr Pass Thru	3.500		11-20-42	14,671	15,588
30 Yr Pass Thru	3.500		12-20-42	2,182,132	2,311,718
30 Yr Pass Thru	3.500		02-20-43	1,833,580	1,943,362
30 Yr Pass Thru	3.500		03-20-43	1,597,413	1,697,557
30 Yr Pass Thru	3.500		04-20-43	56,427	59,778
30 Yr Pass Thru	3.500		05-20-43	2,605,849	2,760,597
30 Yr Pass Thru	3.500		06-20-43	723,343	765,620
30 Yr Pass Thru	3.500		07-20-43	1,144,513	1,212,480
30 Yr Pass Thru	3.500		08-20-43	792,060	839,096
30 Yr Pass Thru	3.500		09-20-43	1,262,188	1,337,143
30 Yr Pass Thru	3.500		10-15-43	30,180	32,076
30 Yr Pass Thru	3.500		01-20-44	66,764	70,541
30 Yr Pass Thru	3.500		08-20-44	112,578	118,947
30 Yr Pass Thru	3.500		09-20-44	69,306	73,227
30 Yr Pass Thru	3.500		10-20-44	39,111	41,525
30 Yr Pass Thru	3.500		10-20-44	25,904	27,653
30 Yr Pass Thru	3.500		11-20-44	161,913	170,804
30 Yr Pass Thru	3.500		11-20-44	676,180	717,603
30 Yr Pass Thru	3.500		01-20-45	53,714	56,668
30 Yr Pass Thru	3.500		02-15-45	138,175	146,726
30 Yr Pass Thru	3.500		02-20-45	39,207	41,363
30 Yr Pass Thru	3.500		02-20-45	83,135	87,700
30 Yr Pass Thru	3.500		02-20-45	23,474	24,912
30 Yr Pass Thru	3.500		04-20-45	1,201,579	1,275,188
30 Yr Pass Thru	3.500		05-20-45	105,797	112,183
30 Yr Pass Thru	3.500		07-20-45	1	1
30 Yr Pass Thru	3.500		08-20-45	618,123	660,046
30 Yr Pass Thru	3.500		09-20-45	624,410	663,247
30 Yr Pass Thru	3.500		01-20-46	2,883,458	3,048,411
30 Yr Pass Thru	3.500		02-20-46	54,491	57,846
30 Yr Pass Thru	4.000		04-20-39	5,211	5,595
30 Yr Pass Thru	4.000		06-20-39	10,100	10,841
30 Yr Pass Thru	4.000		08-20-39	8,783	9,468
30 Yr Pass Thru	4.000		09-20-39	89,329	96,299
30 Yr Pass Thru	4.000		10-20-39	3,234	3,486
30 Yr Pass Thru	4.000		11-20-39	13,531	14,586
30 Yr Pass Thru	4.000		12-20-39	14,020	15,114
30 Yr Pass Thru	4.000		01-20-40	10,898	11,749
30 Yr Pass Thru	4.000		03-20-40	16,248	17,516
30 Yr Pass Thru	4.000		05-20-40	109,194	117,714
30 Yr Pass Thru	4.000		06-20-40	52,329	56,412
30 Yr Pass Thru	4.000		08-20-40	85,511	92,183
30 Yr Pass Thru	4.000		09-15-40	68,580	73,931
30 Yr Pass Thru	4.000		09-20-40	153,897	165,905
30 Yr Pass Thru	4.000		10-20-40	601,641	647,833
30 Yr Pass Thru	4.000		11-20-40	189,643	204,384
30 Yr Pass Thru	4.000		12-20-40	238,072	256,350
30 Yr Pass Thru	4.000		01-20-41	99,658	107,354
30 Yr Pass Thru	4.000		02-15-41	23,958	25,924
30 Yr Pass Thru	4.000		02-20-41	19,434	20,926
30 Yr Pass Thru	4.000		03-15-41	334,208	360,056
30 Yr Pass Thru	4.000		04-20-41	18,288	19,692
30 Yr Pass Thru	4.000		05-20-41	712,087	766,550

SEE NOTES TO FUND'S INVESTMENTS11

Spectrum Income Fund

	Rate (%	)	Maturity date		Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000		07-15-41		899,851	$967,338
30 Yr Pass Thru	4.000		10-15-41		253,248	272,242
30 Yr Pass Thru	4.000		10-20-41		604,554	648,336
30 Yr Pass Thru	4.000		05-20-42		791,613	856,240
30 Yr Pass Thru	4.000		07-20-42		1,389,769	1,488,246
30 Yr Pass Thru	4.000		09-20-42		26,982	28,894
30 Yr Pass Thru	4.000		11-20-42		122,169	130,826
30 Yr Pass Thru	4.000		04-20-43		204,480	218,969
30 Yr Pass Thru	4.000		07-20-43		113,268	121,294
30 Yr Pass Thru	4.000		08-20-43		101,866	110,119
30 Yr Pass Thru	4.000		02-20-44		1,068,034	1,141,377
30 Yr Pass Thru	4.000		05-15-44		798,762	868,279
30 Yr Pass Thru	4.000		10-20-44		48,830	52,747
30 Yr Pass Thru	4.000		09-20-45		312,905	327,450
30 Yr Pass Thru	4.000		10-20-45		661,538	705,726
30 Yr Pass Thru	4.000		11-20-45		3,325,976	3,548,137
30 Yr Pass Thru	4.000		12-20-45		1,163,736	1,242,196
30 Yr Pass Thru (C)	4.500			TBA	140,000	150,225
30 Yr Pass Thru	4.500		05-15-39		208,356	229,358
30 Yr Pass Thru	4.500		06-15-39		465,799	516,849
30 Yr Pass Thru	4.500		08-15-39		174,721	191,850
30 Yr Pass Thru	4.500		10-20-39		210,681	229,547
30 Yr Pass Thru	4.500		11-20-39		34,075	37,126
30 Yr Pass Thru	4.500		12-20-39		640,462	697,814
30 Yr Pass Thru	4.500		02-20-40		156,339	170,339
30 Yr Pass Thru	4.500		03-20-40		118,245	128,834
30 Yr Pass Thru	4.500		05-20-40		827,869	902,004
30 Yr Pass Thru	4.500		06-15-40		3,433,497	3,774,006
30 Yr Pass Thru	4.500		07-15-40		270,035	295,748
30 Yr Pass Thru	4.500		07-20-40		15,799	17,214
30 Yr Pass Thru	4.500		09-20-40		1,125,867	1,226,687
30 Yr Pass Thru	4.500		10-20-40		186,318	203,003
30 Yr Pass Thru	4.500		11-20-40		1,564,834	1,703,007
30 Yr Pass Thru	4.500		02-20-41		364,596	396,789
30 Yr Pass Thru	4.500		03-20-41		36,594	39,825
30 Yr Pass Thru	4.500		09-20-41		136,048	148,185
30 Yr Pass Thru	4.500		09-15-45		35,998	39,527
30 Yr Pass Thru	5.000		06-20-33		12,449	13,796
30 Yr Pass Thru	5.000		08-15-33		10,893	12,225
30 Yr Pass Thru	5.000		08-20-33		24,147	26,760
30 Yr Pass Thru	5.000		09-15-33		110,842	123,580
30 Yr Pass Thru	5.000		11-15-33		19,831	22,307
30 Yr Pass Thru	5.000		02-15-34		26,304	29,589
30 Yr Pass Thru	5.000		04-15-34		10,457	11,776
30 Yr Pass Thru	5.000		10-15-34		3,149	3,544
30 Yr Pass Thru	5.000		12-20-34		10,070	11,185
30 Yr Pass Thru	5.000		11-15-35		37,903	42,394
30 Yr Pass Thru	5.000		12-20-35		118,805	132,177
30 Yr Pass Thru	5.000		01-20-36		33,295	37,046
30 Yr Pass Thru	5.000		05-20-36		7,227	8,045
30 Yr Pass Thru	5.000		04-20-38		54,031	59,901
30 Yr Pass Thru	5.000		10-15-39		75,360	84,235
30 Yr Pass Thru	5.000		10-20-39		862,172	963,707
30 Yr Pass Thru	5.000		11-15-39		380,706	428,515

12SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.000		02-20-40	12,131	$13,560
30 Yr Pass Thru	5.000		05-20-40	933,042	1,042,924
30 Yr Pass Thru	5.000		06-15-40	442,709	499,705
30 Yr Pass Thru	5.000		06-20-40	226,313	252,965
30 Yr Pass Thru	5.000		08-20-40	109,213	122,075
30 Yr Pass Thru	5.000		09-20-40	133,377	149,085
30 Yr Pass Thru	5.000		03-20-41	593,972	662,994
30 Yr Pass Thru	5.000		04-20-41	203,991	227,696
30 Yr Pass Thru	5.000		08-20-42	175,966	194,861
30 Yr Pass Thru	5.500		02-15-29	1,514	1,710
30 Yr Pass Thru	5.500		03-15-29	2,919	3,259
30 Yr Pass Thru	5.500		10-20-32	47,323	53,066
30 Yr Pass Thru	5.500		02-20-33	408,797	457,919
30 Yr Pass Thru	5.500		04-15-33	208,587	238,112
30 Yr Pass Thru	5.500		07-15-33	361,867	413,522
30 Yr Pass Thru	5.500		07-20-33	190,964	214,014
30 Yr Pass Thru	5.500		09-15-33	75,819	85,989
30 Yr Pass Thru	5.500		09-20-33	17,159	19,236
30 Yr Pass Thru	5.500		11-20-33	7,631	8,556
30 Yr Pass Thru	5.500		12-15-33	276,870	316,694
30 Yr Pass Thru	5.500		12-20-33	3,128	3,508
30 Yr Pass Thru	5.500		05-20-34	47,572	53,391
30 Yr Pass Thru	5.500		07-20-34	52,348	58,754
30 Yr Pass Thru	5.500		10-20-34	143,048	160,709
30 Yr Pass Thru	5.500		02-20-35	34,287	38,539
30 Yr Pass Thru	5.500		05-20-35	2,709	3,047
30 Yr Pass Thru	5.500		07-20-35	111,910	125,904
30 Yr Pass Thru	5.500		08-20-35	35,231	39,639
30 Yr Pass Thru	5.500		09-20-35	306,844	345,333
30 Yr Pass Thru	5.500		01-20-36	366,838	413,089
30 Yr Pass Thru	5.500		02-20-36	1,998	2,249
30 Yr Pass Thru	5.500		10-15-38	225,031	257,250
30 Yr Pass Thru	5.500		01-20-40	352,461	399,892
30 Yr Pass Thru	5.500		10-20-40	1,135	1,279
30 Yr Pass Thru	5.500		03-20-44	171,402	193,309
30 Yr Pass Thru	6.000		04-20-28	9,673	11,042
30 Yr Pass Thru	6.000		01-20-32	4,215	4,874
30 Yr Pass Thru	6.000		08-15-33	25,011	29,234
30 Yr Pass Thru	6.000		10-20-33	129,511	150,599
30 Yr Pass Thru	6.000		11-20-33	419,857	488,093
30 Yr Pass Thru	6.000		01-15-34	345,981	405,871
30 Yr Pass Thru	6.000		01-20-34	1,886	2,195
30 Yr Pass Thru	6.000		02-20-34	459,330	534,545
30 Yr Pass Thru	6.000		04-15-34	55,033	64,117
30 Yr Pass Thru	6.000		07-15-34	95,755	112,103
30 Yr Pass Thru	6.000		08-20-34	33,228	38,726
30 Yr Pass Thru	6.000		09-20-34	2,021	2,356
30 Yr Pass Thru	6.000		03-15-36	45,503	52,292
30 Yr Pass Thru	6.000		04-15-36	135,236	156,978
30 Yr Pass Thru	6.000		07-15-36	60,584	70,463
30 Yr Pass Thru	6.000		12-20-36	43,411	49,928
30 Yr Pass Thru	6.000		11-15-37	3,223	3,711
30 Yr Pass Thru	6.000		01-15-38	1,324	1,518
30 Yr Pass Thru	6.000		03-15-38	1,915	2,187

SEE NOTES TO FUND'S INVESTMENTS13

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	6.000		07-15-38	14,136	$16,338
30 Yr Pass Thru	6.000		09-20-38	81,118	92,685
30 Yr Pass Thru	6.000		02-20-39	9,439	10,788
30 Yr Pass Thru	6.000		04-20-44	182,249	209,426
30 Yr Pass Thru	6.500		12-15-23	81,380	91,309
30 Yr Pass Thru	6.500		05-15-24	8,916	10,033
30 Yr Pass Thru	6.500		08-15-24	47,800	53,789
30 Yr Pass Thru	6.500		10-15-24	71,430	80,457
30 Yr Pass Thru	6.500		03-15-26	313	361
30 Yr Pass Thru	6.500		03-20-26	2,686	3,087
30 Yr Pass Thru	6.500		04-15-26	383	427
30 Yr Pass Thru	6.500		05-15-26	866	1,003
30 Yr Pass Thru	6.500		05-15-26	820	942
30 Yr Pass Thru	6.500		01-15-27	532	612
30 Yr Pass Thru	6.500		08-15-27	361	420
30 Yr Pass Thru	6.500		11-15-27	59,267	68,068
30 Yr Pass Thru	6.500		01-15-28	1,761	2,050
30 Yr Pass Thru	6.500		04-15-28	272	320
30 Yr Pass Thru	6.500		04-15-28	247	287
30 Yr Pass Thru	6.500		05-15-28	360	423
30 Yr Pass Thru	6.500		05-15-28	2,133	2,498
30 Yr Pass Thru	6.500		06-15-28	50,068	58,478
30 Yr Pass Thru	6.500		08-15-28	205	221
30 Yr Pass Thru	6.500		08-15-28	119	139
30 Yr Pass Thru	6.500		08-15-28	410	484
30 Yr Pass Thru	6.500		08-15-28	667	758
30 Yr Pass Thru	6.500		08-15-28	261	307
30 Yr Pass Thru	6.500		08-15-28	942	1,096
30 Yr Pass Thru	6.500		08-20-28	58,139	67,981
30 Yr Pass Thru	6.500		09-15-28	1,214	1,431
30 Yr Pass Thru	6.500		09-15-28	851	995
30 Yr Pass Thru	6.500		10-15-28	2,024	2,383
30 Yr Pass Thru	6.500		10-20-28	4,725	5,532
30 Yr Pass Thru	6.500		11-20-28	36,852	43,115
30 Yr Pass Thru	6.500		02-15-29	2,518	2,955
30 Yr Pass Thru	6.500		02-20-29	30,237	35,454
30 Yr Pass Thru	6.500		03-15-29	1,217	1,431
30 Yr Pass Thru	6.500		04-15-29	232	260
30 Yr Pass Thru	6.500		04-20-29	267	314
30 Yr Pass Thru	6.500		06-15-29	125	129
30 Yr Pass Thru	6.500		07-15-29	1,293	1,526
30 Yr Pass Thru	6.500		03-15-31	70,390	82,834
30 Yr Pass Thru	6.500		05-15-31	235	275
30 Yr Pass Thru	6.500		06-15-31	2,426	2,846
30 Yr Pass Thru	6.500		06-15-31	319	368
30 Yr Pass Thru	6.500		08-15-31	497	585
30 Yr Pass Thru	6.500		08-15-31	498	582
30 Yr Pass Thru	6.500		08-20-31	189,969	222,739
30 Yr Pass Thru	6.500		09-15-31	477	564
30 Yr Pass Thru	6.500		10-20-31	32,510	38,157
30 Yr Pass Thru	6.500		08-15-32	2,534	2,966
30 Yr Pass Thru	6.500		09-20-32	184,823	217,405
30 Yr Pass Thru	6.500		02-15-33	17,590	20,713
30 Yr Pass Thru	6.500		02-15-33	6,465	7,579

14SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	6.500		03-15-33	5,329	$6,277
30 Yr Pass Thru	6.500		12-20-33	2,749	3,203
30 Yr Pass Thru	6.500		05-15-40	16,182	19,016
30 Yr Pass Thru	7.000		04-15-17	115	117
30 Yr Pass Thru	7.000		05-15-17	293	297
30 Yr Pass Thru	7.000		12-20-23	352	385
30 Yr Pass Thru	7.000		01-15-24	2,424	2,761
30 Yr Pass Thru	7.000		01-15-24	324	367
30 Yr Pass Thru	7.000		01-15-24	232	257
30 Yr Pass Thru	7.000		01-15-24	220	247
30 Yr Pass Thru	7.000		04-15-24	1,182	1,359
30 Yr Pass Thru	7.000		05-15-24	204	236
30 Yr Pass Thru	7.000		05-15-24	192	221
30 Yr Pass Thru	7.000		06-15-24	354	399
30 Yr Pass Thru	7.000		07-15-24	855	984
30 Yr Pass Thru	7.000		08-15-24	1,300	1,445
30 Yr Pass Thru	7.000		01-15-26	16,112	18,758
30 Yr Pass Thru	7.000		01-15-26	201	235
30 Yr Pass Thru	7.000		02-15-26	1,009	1,183
30 Yr Pass Thru	7.000		04-15-26	111	128
30 Yr Pass Thru	7.000		05-15-26	409	476
30 Yr Pass Thru	7.000		10-15-26	290	338
30 Yr Pass Thru	7.000		03-15-27	237	280
30 Yr Pass Thru	7.000		03-15-27	916	1,040
30 Yr Pass Thru	7.000		08-15-27	679	808
30 Yr Pass Thru	7.000		10-15-27	499	584
30 Yr Pass Thru	7.000		11-15-27	708	838
30 Yr Pass Thru	7.000		11-20-27	37,630	44,467
30 Yr Pass Thru	7.000		12-20-27	28,788	34,017
30 Yr Pass Thru	7.000		01-15-28	4,322	5,148
30 Yr Pass Thru	7.000		01-15-28	715	846
30 Yr Pass Thru	7.000		01-15-28	330	382
30 Yr Pass Thru	7.000		01-20-28	666	787
30 Yr Pass Thru	7.000		04-15-28	10,704	12,755
30 Yr Pass Thru	7.000		05-15-28	450	535
30 Yr Pass Thru	7.000		05-15-28	778	931
30 Yr Pass Thru	7.000		05-20-28	1,225	1,450
30 Yr Pass Thru	7.000		06-15-28	3,246	3,854
30 Yr Pass Thru	7.000		07-15-28	5,996	7,099
30 Yr Pass Thru	7.000		07-15-28	16,576	19,686
30 Yr Pass Thru	7.000		07-15-28	1,069	1,181
30 Yr Pass Thru	7.000		08-15-28	812	973
30 Yr Pass Thru	7.000		09-15-28	167	196
30 Yr Pass Thru	7.000		10-15-28	3,578	4,262
30 Yr Pass Thru	7.000		11-15-28	1,780	2,116
30 Yr Pass Thru	7.000		11-20-28	1,303	1,553
30 Yr Pass Thru	7.000		01-15-29	993	1,191
30 Yr Pass Thru	7.000		03-15-29	151	175
30 Yr Pass Thru	7.000		03-15-29	557	668
30 Yr Pass Thru	7.000		04-15-29	1,292	1,531
30 Yr Pass Thru	7.000		05-15-29	211	252
30 Yr Pass Thru	7.000		06-20-29	702	838
30 Yr Pass Thru	7.000		07-15-29	1,348	1,601
30 Yr Pass Thru	7.000		08-15-29	26,834	32,139

SEE NOTES TO FUND'S INVESTMENTS15

Spectrum Income Fund

Rate (%	)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	7.000	08-20-29	4,587	$5,487
30 Yr Pass Thru	7.000	09-20-29	34,551	41,385
30 Yr Pass Thru	7.000	10-20-29	1,036	1,232
30 Yr Pass Thru	7.000	08-20-30	1,097	1,320
30 Yr Pass Thru	7.000	10-20-30	4,182	5,007
30 Yr Pass Thru	7.000	02-20-31	711	850
30 Yr Pass Thru	7.000	04-15-31	1,065	1,277
30 Yr Pass Thru	7.000	04-20-31	1,644	1,968
30 Yr Pass Thru	7.000	05-20-31	1,132	1,355
30 Yr Pass Thru	7.000	06-15-31	18,200	21,723
30 Yr Pass Thru	7.000	07-15-31	90,867	108,797
30 Yr Pass Thru	7.000	07-20-31	1,009	1,207
30 Yr Pass Thru	7.000	08-15-31	1,574	1,890
30 Yr Pass Thru	7.000	09-15-31	811	978
30 Yr Pass Thru	7.000	09-15-31	2,812	3,370
30 Yr Pass Thru	7.000	11-15-31	740	892
30 Yr Pass Thru	7.000	11-15-31	396	440
30 Yr Pass Thru	7.000	12-15-31	744	890
30 Yr Pass Thru	7.000	12-15-31	1,034	1,231
30 Yr Pass Thru	7.000	02-15-32	491	592
30 Yr Pass Thru	7.000	05-15-32	889	1,062
30 Yr Pass Thru	7.000	07-15-32	328	390
30 Yr Pass Thru	7.000	08-15-32	1,154	1,366
30 Yr Pass Thru	7.000	12-20-32	48,183	56,093
30 Yr Pass Thru	7.000	01-20-34	1,498	1,776
30 Yr Pass Thru	7.000	12-15-34	48,652	58,276
30 Yr Pass Thru	9.250	02-15-17	41	41
30 Yr Pass Thru	9.250	11-15-19	493	545
30 Yr Pass Thru	9.250	12-15-19	361	401
30 Yr Pass Thru	9.750	07-15-17	58	60
30 Yr Pass Thru	9.750	02-15-21	1,143	1,307
30 Yr Pass Thru	10.250	11-15-20	1,130	1,295
Foreign government obligations 14.5%	$134,363,527
(Cost $135,094,000)
Albania 0.1%	700,824
Republic of Albania	5.750	11-12-20	EUR	595,000	700,824
Angola 0.0%	194,588
Republic of Angola	9.500	11-12-25	200,000	194,588
Argentina 0.6%	5,704,709
Republic of Argentina (H)	2.260	12-31-38	EUR	170,000	115,385
Republic of Argentina (H)	2.500	12-31-38	325,000	207,188
Republic of Argentina (P)	5.830	12-31-33	ARS	300,000	119,668
Republic of Argentina (S)	6.250	04-22-19	150,000	156,675
Republic of Argentina (S)	6.875	04-22-21	1,125,000	1,179,000
Republic of Argentina	7.000	04-17-17	1,485,000	1,537,718
Republic of Argentina (H)	7.820	12-31-33	EUR	172,013	194,832
Republic of Argentina (H)	8.280	12-31-33	686,999	748,829
Republic of Argentina (H)	8.750	06-02-17	565,000	593,250
Republic of Argentina	8.750	05-07-24	295,414	329,091
Republic of Argentina (S)	9.125	03-16-24	150,000	160,500
Republic of Argentina (P)	32.161	03-01-18	ARS	1,000,000	73,273
Republic of Argentina, GDP-Linked Note (I)	4.444	*	12-15-35	2,750,000	289,300

16SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Australia 0.2%						$1,483,031
New South Wales Treasury Corp.	4.000		04-20-23	AUD	1,475,000	1,187,619
New South Wales Treasury Corp.	4.000		05-20-26	AUD	360,000	295,412
Austria 0.0%						377,058
Republic of Austria (S)	3.150		06-20-44	EUR	231,000	377,058
Belgium 0.1%						940,354
Kingdom of Belgium	4.000		03-28-22	EUR	349,000	482,796
Kingdom of Belgium (S)	4.500		03-28-26	EUR	205,000	318,370
Kingdom of Belgium (S)	5.000		03-28-35	EUR	75,000	139,188
Bermuda 0.1%						720,300
Government of Bermuda (S)	4.138		01-03-23		200,000	204,000
Government of Bermuda (S)	4.854		02-06-24		280,000	296,800
Government of Bermuda (S)	5.603		07-20-20		200,000	219,500
Brazil 1.0%						8,950,458
Federative Republic of Brazil	4.250		01-07-25		2,535,000	2,314,455
Federative Republic of Brazil	5.000		01-27-45		275,000	215,188
Federative Republic of Brazil	5.625		01-07-41		1,340,000	1,149,050
Federative Republic of Brazil	6.000		08-15-20	BRL	100,000	80,504
Federative Republic of Brazil	6.000		05-15-23	BRL	125,000	98,944
Federative Republic of Brazil	6.000		04-07-26		500,000	506,250
Federative Republic of Brazil	6.000		05-15-45	BRL	189,000	146,179
Federative Republic of Brazil	8.250		01-20-34		90,000	99,900
Federative Republic of Brazil	10.000		01-01-17	BRL	153,000	43,195
Federative Republic of Brazil	10.000		01-01-18	BRL	2,349,000	651,534
Federative Republic of Brazil	10.000		01-01-21	BRL	7,451,000	1,959,523
Federative Republic of Brazil	10.000		01-01-23	BRL	548,000	139,568
Federative Republic of Brazil	10.000		01-01-25	BRL	3,360,000	831,962
Federative Republic of Brazil	10.000		01-01-27	BRL	2,943,000	714,206
Bulgaria 0.0%						296,833
Government of Bulgaria	1.875		03-21-23	EUR	270,000	296,833
Canada 0.4%						3,903,538
Government of Canada	2.750		06-01-22	CAD	193,000	163,266
Government of Canada	3.500		12-01-45	CAD	550,000	564,113
Province of Manitoba	1.300		04-03-17		380,000	381,041
Province of Manitoba	2.450		06-02-25	CAD	320,000	248,018
Province of Manitoba	3.050		05-14-24		60,000	63,524
Province of Ontario	1.200		02-14-18		125,000	125,120
Province of Ontario	2.500		09-10-21		560,000	576,585
Province of Ontario	2.600		06-02-25	CAD	175,000	138,799
Province of Ontario	2.850		06-02-23	CAD	520,000	424,482
Province of Ontario	3.500		06-02-43	CAD	99,000	82,134
Province of Ontario	4.000		06-02-21	CAD	580,000	497,490
Province of Quebec	3.500		12-01-22	CAD	315,000	267,140
Province of Quebec	5.000		12-01-38	CAD	370,000	371,826
Chile 0.0%						329,200
Republic of Chile	6.000		03-01-23	CLP	205,000,000	329,200
Colombia 0.3%						2,294,555
Republic of Colombia	3.500		03-10-21	COP	492,396,672	160,114
Republic of Colombia	5.000		06-15-45		650,000	602,875
Republic of Colombia	5.625		02-26-44		200,000	198,000

SEE NOTES TO FUND'S INVESTMENTS17

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Colombia (continued)
Republic of Colombia	6.000		04-28-28	COP	272,700,000	$73,796
Republic of Colombia	6.125		01-18-41		125,000	131,250
Republic of Colombia	7.500		08-26-26	COP	1,935,600,000	599,046
Republic of Colombia	10.000		07-24-24	COP	1,458,600,000	529,474
Croatia 0.3%						2,570,165
Republic of Croatia	3.000		03-11-25	EUR	200,000	208,764
Republic of Croatia	5.500		04-04-23		225,000	236,479
Republic of Croatia	5.875		07-09-18	EUR	410,000	498,456
Republic of Croatia	6.000		01-26-24		800,000	864,426
Republic of Croatia	6.375		03-24-21		350,000	380,398
Republic of Croatia	6.625		07-14-20		150,000	163,350
Republic of Croatia	6.750		11-05-19		200,000	218,292
Cyprus 0.1%						835,217
Republic of Cyprus	3.875		05-06-22	EUR	364,000	415,827
Republic of Cyprus	4.250		11-04-25	EUR	362,000	419,390
Czech Republic 0.1%						977,531
Czech Republic	3.625		04-14-21	EUR	286,000	373,297
Czech Republic	3.875		05-24-22	EUR	445,000	604,234
Denmark 0.0%						269,574
Kingdom of Denmark	1.750		11-15-25	DKK	1,295,000	218,005
Kingdom of Denmark	3.000		11-15-21	DKK	40,000	6,998
Kingdom of Denmark	4.500		11-15-39	DKK	171,000	44,571
Dominican Republic 0.2%						1,393,725
Government of Dominican Republic (S)	5.500		01-27-25		255,000	253,725
Government of Dominican Republic	5.500		01-27-25		300,000	298,500
Government of Dominican Republic	6.850		01-27-45		740,000	732,600
Government of Dominican Republic (S)	6.850		01-27-45		110,000	108,900
El Salvador 0.0%						396,750
Republic of El Salvador (S)	6.375		01-18-27		460,000	396,750
France 0.2%						1,968,932
Government of France	1.750		11-25-24	EUR	171,000	214,431
Government of France	3.750		04-25-21	EUR	645,000	857,911
Government of France	4.000		10-25-38	EUR	525,000	896,590
Gabon 0.0%						208,835
Republic of Gabon	6.375		12-12-24		250,000	208,835
Germany 0.1%						874,310
Federal Republic of Germany	2.500		07-04-44	EUR	555,000	874,310
Grenada 0.0%						59,787
Government of Grenada	7.000		05-12-30		109,700	59,787
Hungary 0.3%						2,926,716
Republic of Hungary	5.500		06-24-25	HUF	13,990,000	58,274
Republic of Hungary	6.000		11-24-23	HUF	42,760,000	181,185
Republic of Hungary	6.375		03-29-21		910,000	1,032,577
Republic of Hungary	6.500		06-24-19	HUF	127,030,000	513,121
Republic of Hungary	7.000		06-24-22	HUF	151,490,000	665,788
Republic of Hungary	7.500		11-12-20	HUF	45,000,000	195,040
Republic of Hungary	7.625		03-29-41		200,000	280,731

18SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Iceland 0.0%						$369,915
Republic of Iceland	2.500		07-15-20	EUR	100,000	118,583
Republic of Iceland (S)	4.875		06-16-16		137,000	137,106
Republic of Iceland	5.875		05-11-22		100,000	114,226
India 0.1%						1,029,029
Export-Import Bank of India	8.150		03-05-25	INR	7,000,000	103,468
Republic of India	7.800		04-11-21	INR	30,000,000	452,209
Republic of India	8.120		12-10-20	INR	10,000,000	152,489
Republic of India	8.400		07-28-24	INR	20,710,000	320,863
Indonesia 0.8%						7,439,237
Perusahaan Penerbit SBSN Indonesia III (S)	4.325		05-28-25		200,000	202,250
Perusahaan Penerbit SBSN Indonesia III	4.350		09-10-24		550,000	556,116
Republic of Indonesia (S)	2.875		07-08-21	EUR	130,000	150,182
Republic of Indonesia	3.375		04-15-23		950,000	934,944
Republic of Indonesia (S)	3.750		04-25-22		675,000	686,347
Republic of Indonesia	4.125		01-15-25		200,000	203,068
Republic of Indonesia	4.625		04-15-43		420,000	403,472
Republic of Indonesia (S)	4.875		05-05-21		220,000	235,449
Republic of Indonesia	4.875		05-05-21		300,000	321,067
Republic of Indonesia	5.250		01-17-42		300,000	307,215
Republic of Indonesia	5.625		05-15-23	IDR	6,350,000,000	411,681
Republic of Indonesia	6.125		05-15-28	IDR	4,450,000,000	280,924
Republic of Indonesia	7.000		05-15-22	IDR	12,639,000,000	895,222
Republic of Indonesia	7.875		04-15-19	IDR	3,298,000,000	244,126
Republic of Indonesia	8.250		07-15-21	IDR	4,900,000,000	369,348
Republic of Indonesia	8.250		06-15-32	IDR	2,245,000,000	167,622
Republic of Indonesia	8.500		10-12-35		100,000	139,041
Republic of Indonesia	9.500		05-15-41	IDR	4,682,000,000	390,044
Republic of Indonesia	10.000		09-15-24	IDR	6,540,000,000	541,119
Ireland 0.1%						668,558
Republic of Ireland	4.500		10-18-18	EUR	66,000	81,854
Republic of Ireland	4.500		04-18-20	EUR	316,000	415,173
Republic of Ireland	5.400		03-13-25	EUR	110,000	171,531
Israel 0.1%						494,235
Government of Israel	4.250		03-31-23	ILS	632,000	196,012
Government of Israel	4.625		03-18-20	EUR	230,000	298,223
Italy 1.1%						10,226,084
Republic of Italy	0.700		05-01-20	EUR	2,820,000	3,199,307
Republic of Italy	2.000		12-01-25	EUR	150,000	176,453
Republic of Italy	3.100		09-15-26	EUR	370,573	512,003
Republic of Italy (S)	3.250		09-01-46	EUR	568,000	728,452
Republic of Italy	3.500		06-01-18	EUR	565,000	673,059
Republic of Italy	3.500		12-01-18	EUR	746,000	903,011
Republic of Italy	4.250		09-01-19	EUR	376,000	474,854
Republic of Italy	4.250		03-01-20	EUR	320,000	410,614
Republic of Italy	4.500		08-01-18	EUR	879,000	1,074,113
Republic of Italy	4.500		02-01-20	EUR	314,000	405,077
Republic of Italy	4.750		09-01-21	EUR	870,000	1,182,388
Republic of Italy (S)	4.750		09-01-44	EUR	164,000	265,203
Republic of Italy	5.500		09-01-22	EUR	154,000	221,550

SEE NOTES TO FUND'S INVESTMENTS19

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Ivory Coast 0.1%						$829,955
Republic of Ivory Coast	5.375		07-23-24		330,000	301,963
Republic of Ivory Coast	5.750		12-31-32		585,000	527,992
Jamaica 0.2%						1,861,326
Government of Jamaica	6.750		04-28-28		515,000	533,025
Government of Jamaica	7.625		07-09-25		640,000	710,400
Government of Jamaica	7.875		07-28-45		200,000	210,000
Government of Jamaica	8.000		06-24-19		220,000	239,250
Government of Jamaica	8.500		11-16-21		52,381	55,513
Government of Jamaica	10.625		06-20-17		105,000	113,138
Japan 1.4%						13,279,198
Government of Japan	0.400		03-20-25	JPY	133,500,000	1,266,384
Government of Japan	1.200		12-20-34	JPY	250,350,000	2,669,606
Government of Japan	1.400		09-20-34	JPY	218,900,000	2,403,092
Government of Japan	1.400		03-20-55	JPY	16,750,000	207,802
Government of Japan	1.500		06-20-34	JPY	21,650,000	241,177
Government of Japan	1.700		06-20-32	JPY	7,400,000	83,852
Government of Japan	1.700		09-20-44	JPY	242,500,000	3,011,875
Government of Japan	2.200		09-20-39	JPY	11,650,000	150,352
Government of Japan, CPI Linked Bond	0.100		09-10-23	JPY	108,345,600	1,019,096
Government of Japan, CPI Linked Bond	0.100		03-10-24	JPY	80,580,000	757,994
Government of Japan, CPI Linked Bond	0.100		09-10-24	JPY	61,069,500	581,399
Government of Japan, CPI Linked Bond	0.100		03-10-25	JPY	93,032,500	886,569
Kenya 0.1%						551,280
Republic of Kenya	6.875		06-24-24		600,000	551,280
Latvia 0.0%						218,523
Republic of Latvia	1.375		05-16-36	EUR	200,000	218,523
Malaysia 0.6%						5,503,348
Government of Malaysia	3.418		08-15-22	MYR	2,929,000	690,523
Government of Malaysia	3.492		03-31-20	MYR	930,000	225,220
Government of Malaysia	3.654		10-31-19	MYR	2,795,000	683,475
Government of Malaysia	3.659		10-15-20	MYR	1,470,000	358,739
Government of Malaysia	3.795		09-30-22	MYR	3,980,000	961,377
Government of Malaysia	4.160		07-15-21	MYR	4,104,000	1,016,307
Government of Malaysia	4.232		06-30-31	MYR	767,000	186,603
Government of Malaysia	4.240		02-07-18	MYR	1,213,000	300,041
Government of Malaysia	4.378		11-29-19	MYR	2,575,000	643,716
Government of Malaysia	4.392		04-15-26	MYR	1,370,000	343,071
Government of Malaysia	4.498		04-15-30	MYR	210,000	51,899
Government of Malaysia	4.935		09-30-43	MYR	170,000	42,377
Mexico 1.2%						11,198,420
Government of Mexico	2.500		12-10-20	MXN	5	0
Government of Mexico	3.625		04-09-29	EUR	100,000	121,153
Government of Mexico	4.000		10-02-23		270,000	281,475
Government of Mexico	4.500		12-04-25	MXN	8,756,764	528,174
Government of Mexico	4.600		01-23-46		645,000	624,844
Government of Mexico	4.750		03-08-44		770,000	764,225
Government of Mexico	5.000		12-11-19	MXN	104,043,000	5,586,193
Government of Mexico	5.750		10-12-49		100,000	100,500
Government of Mexico	6.050		01-11-40		124,000	145,700
Government of Mexico	6.500		06-10-21	MXN	3,580,000	201,518

20SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Mexico (continued)
Government of Mexico	6.500		06-09-22	MXN	333,000	$18,711
Government of Mexico	7.500		06-03-27	MXN	6,622,000	392,907
Government of Mexico	7.750		05-29-31	MXN	5,500,000	329,342
Government of Mexico	7.750		11-13-42	MXN	21,022,000	1,262,509
Government of Mexico	8.000		06-11-20	MXN	8,165,000	483,673
Government of Mexico	8.500		11-18-38	MXN	3,570,000	229,712
Government of Mexico	10.000		12-05-24	MXN	1,350,000	92,630
Government of Mexico	10.000		11-20-36	MXN	480,000	35,154
Morocco 0.1%						839,945
Kingdom of Morocco (S)	4.250		12-11-22		400,000	412,000
Kingdom of Morocco	4.500		10-05-20	EUR	350,000	427,945
Netherlands 0.1%						841,008
Kingdom of Netherlands	5.500		01-15-28	EUR	478,000	841,008
Norway 0.0%						257,993
Government of Norway (S)	3.000		03-14-24	NOK	714,000	96,731
Government of Norway (S)	4.250		05-19-17	NOK	1,304,000	161,262
Pakistan 0.1%						671,057
Islamic Republic of Pakistan (S)	6.750		12-03-19		350,000	367,673
Islamic Republic of Pakistan	7.875		03-31-36		100,000	90,828
Islamic Republic of Pakistan (S)	8.250		09-30-25		200,000	212,556
Peru 0.1%						725,048
Republic of Peru (S)	5.700		08-12-24	PEN	1,771,000	516,050
Republic of Peru	6.900		08-12-37	PEN	698,000	208,998
Poland 0.3%						2,887,296
Republic of Poland	1.500		04-25-20	PLN	5,185,000	1,286,314
Republic of Poland	2.500		07-25-18	PLN	1,070,000	276,128
Republic of Poland	3.250		04-06-26		370,000	370,740
Republic of Poland	4.000		10-25-23	PLN	1,323,000	361,782
Republic of Poland	5.750		09-23-22	PLN	1,454,000	436,472
Republic of Poland	5.750		04-25-29	PLN	490,000	155,860
Portugal 0.1%						478,276
Republic of Portugal (S)	5.650		02-15-24	EUR	360,000	478,276
Romania 0.3%						2,267,926
Government of Romania	4.625		09-18-20	EUR	110,000	142,091
Government of Romania	4.750		06-24-19	RON	870,000	232,317
Government of Romania	4.750		02-24-25	RON	300,000	79,929
Government of Romania	4.875		11-07-19	EUR	225,000	288,055
Government of Romania	5.750		04-29-20	RON	720,000	199,643
Government of Romania	5.800		07-26-27	RON	730,000	208,589
Government of Romania	5.850		04-26-23	RON	2,460,000	701,773
Government of Romania	5.950		06-11-21	RON	1,470,000	415,529
Russia 0.4%						3,708,679
Government of Russia	3.500		01-16-19		200,000	202,743
Government of Russia	4.500		04-04-22		1,400,000	1,455,167
Government of Russia	4.875		09-16-23		400,000	424,068
Government of Russia	5.000		04-29-20		100,000	105,396
Government of Russia	7.050		01-19-28	RUB	11,000,000	145,409
Government of Russia	7.500		03-15-18	RUB	7,100,000	103,438
Government of Russia	7.500		02-27-19	RUB	1,107,000	15,912

SEE NOTES TO FUND'S INVESTMENTS21

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Russia (continued)
Government of Russia	7.600		07-20-22	RUB	74,132,000	$1,041,861
Government of Russia	8.150		02-03-27	RUB	14,872,000	214,685
Serbia 0.3%						2,578,391
Republic of Serbia	4.875		02-25-20		800,000	821,952
Republic of Serbia	5.250		11-21-17		260,000	269,491
Republic of Serbia	6.750		11-01-24		227,604	234,418
Republic of Serbia	7.250		09-28-21		1,100,000	1,252,530
Singapore 0.0%						315,215
Republic of Singapore	3.125		09-01-22	SGD	406,000	315,215
Slovenia 0.4%						3,477,014
Republic of Slovenia	2.125		07-28-25	EUR	465,000	556,418
Republic of Slovenia	2.250		03-03-32	EUR	650,000	735,932
Republic of Slovenia	3.000		04-08-21	EUR	70,000	87,700
Republic of Slovenia	4.625		09-09-24	EUR	150,000	212,580
Republic of Slovenia	5.125		03-30-26	EUR	97,000	144,492
Republic of Slovenia	5.250		02-18-24		1,040,000	1,169,525
Republic of Slovenia	5.850		05-10-23		494,000	570,367
South Africa 0.5%						4,358,815
Republic of South Africa	4.665		01-17-24		100,000	99,326
Republic of South Africa	5.875		09-16-25		600,000	638,020
Republic of South Africa	6.500		02-28-41	ZAR	2,673,000	116,680
Republic of South Africa	6.750		03-31-21	ZAR	6,695,000	390,654
Republic of South Africa	7.000		02-28-31	ZAR	14,473,000	722,459
Republic of South Africa	7.000		02-28-31	ZAR	6,712,000	335,048
Republic of South Africa	7.250		01-15-20	ZAR	9,000,000	546,356
Republic of South Africa	7.750		02-28-23	ZAR	4,300,000	254,592
Republic of South Africa	8.000		01-31-30	ZAR	9,861,000	545,812
Republic of South Africa	8.500		01-31-37	ZAR	1,390,000	77,383
Republic of South Africa	8.750		02-28-48	ZAR	1,579,000	88,455
Republic of South Africa	10.500		12-21-26	ZAR	7,960,000	544,030
South Korea 0.2%						1,814,992
Republic of Korea	2.750		09-10-19	KRW	778,050,000	678,163
Republic of Korea	3.000		09-10-24	KRW	1,238,430,000	1,136,829
Spain 0.1%						1,326,786
Instituto de Credito Oficial	1.875		12-15-17	GBP	235,000	341,308
Kingdom of Spain (S)	3.800		01-31-17	EUR	100,000	114,221
Kingdom of Spain (S)	4.100		07-30-18	EUR	244,000	296,099
Kingdom of Spain	4.500		01-31-18	EUR	152,000	182,086
Kingdom of Spain (S)	5.150		10-31-44	EUR	235,000	393,072
Sri Lanka 0.1%						528,137
Republic of Sri Lanka	6.125		06-03-25		200,000	183,313
Republic of Sri Lanka	6.250		07-27-21		350,000	344,824
Sweden 0.1%						958,473
Kingdom of Sweden	3.500		03-30-39	SEK	3,230,000	520,507
Svensk Exportkredit AB	5.125		03-01-17		425,000	437,966
Thailand 0.1%						1,241,844
Kingdom of Thailand	1.200		07-14-21	THB	5,286,750	146,521
Kingdom of Thailand	1.250		03-12-28	THB	6,786,336	182,605
Kingdom of Thailand	3.650		12-17-21	THB	8,619,000	261,195

22SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Thailand (continued)
Kingdom of Thailand	3.775		06-25-32	THB	7,441,000	$239,555
Kingdom of Thailand	3.850		12-12-25	THB	2,023,000	64,232
Kingdom of Thailand	4.750		12-20-24	THB	10,445,000	347,736
Turkey 0.4%						4,093,807
Hazine Mustesarligi Varlik Kiralama AS	4.489		11-25-24		400,000	395,549
Republic of Turkey	3.250		03-23-23		300,000	280,233
Republic of Turkey	4.250		04-14-26		250,000	243,125
Republic of Turkey	5.125		03-25-22		250,000	260,615
Republic of Turkey	6.000		01-14-41		715,000	749,828
Republic of Turkey	6.250		09-26-22		250,000	275,290
Republic of Turkey	6.875		03-17-36		360,000	415,439
Republic of Turkey	7.100		03-08-23	TRY	1,003,000	295,080
Republic of Turkey	8.500		09-14-22	TRY	1,250,000	398,022
Republic of Turkey	10.400		03-20-24	TRY	1,503,000	526,949
Republic of Turkey	10.500		01-15-20	TRY	165,000	57,681
Republic of Turkey	10.600		02-11-26	TRY	550,000	195,996
Ukraine 0.4%						3,393,834
Republic of Ukraine (P)(S)	2.233		05-31-40		781,000	242,266
Republic of Ukraine (H)(S)	6.250		06-17-16		400,000	327,430
Republic of Ukraine	7.750		09-01-19		200,000	193,317
Republic of Ukraine (S)	7.750		09-01-20		810,000	772,700
Republic of Ukraine	7.750		09-01-20		200,000	190,790
Republic of Ukraine (S)	7.750		09-01-21		704,000	663,661
Republic of Ukraine (S)	7.750		09-01-22		566,000	529,323
Republic of Ukraine (S)	7.750		09-01-23		314,000	292,083
Republic of Ukraine (S)	7.750		09-01-24		197,000	182,264
United Kingdom 0.5%						4,440,632
Government of United Kingdom	1.500		01-22-21	GBP	200,000	297,336
Government of United Kingdom	1.750		07-22-19	GBP	227,000	340,059
Government of United Kingdom	3.500		01-22-45	GBP	730,000	1,337,417
Government of United Kingdom	3.750		09-07-21	GBP	25,000	41,431
Government of United Kingdom	4.250		12-07-46	GBP	1,013,000	2,133,284
Government of United Kingdom	4.750		12-07-30	GBP	104,000	206,161
Government of United Kingdom	5.000		03-07-25	GBP	45,000	84,944
Venezuela 0.0%						408,321
Republic of Venezuela	7.650		04-21-25		1,033,000	373,171
Republic of Venezuela	8.250		10-13-24		95,000	35,150
Vietnam 0.0%						407,860
Socialist Republic of Vietnam	4.800		11-19-24		200,000	203,930
Socialist Republic of Vietnam (S)	4.800		11-19-24		200,000	203,930
Zambia 0.0%						296,080
Republic of Zambia	5.375		09-20-22		400,000	296,080
Corporate bonds 34.8%						$323,499,833
(Cost $324,794,638)
Consumer discretionary 7.0%						64,973,542
Auto components 0.2%
Avis Budget Car Rental LLC (S)	5.250		03-15-25		425,000	372,938
Delphi Automotive PLC	3.150		11-19-20		120,000	122,378
Delphi Automotive PLC	4.250		01-15-26		155,000	164,681
Delphi Corp.	4.150		03-15-24		120,000	126,129

SEE NOTES TO FUND'S INVESTMENTS23

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Consumer discretionary (continued)
Auto components (continued)
Delphi Corp.	5.000		02-15-23		420,000	$445,200
GKN Holdings PLC	5.375		09-19-22	GBP	100,000	161,168
GKN Holdings PLC	6.750		10-28-19	GBP	13,000	21,315
MPG Holdco I, Inc.	7.375		10-15-22		450,000	445,500
Nexteer Automotive Group, Ltd. (S)	5.875		11-15-21		275,000	283,250
Schaeffler Holding Finance BV, PIK (S)	6.250		11-15-19		200,000	209,000
The Goodyear Tire & Rubber Company	5.125		11-15-23		175,000	178,938
Automobiles 0.4%
Ford Motor Company	4.750		01-15-43		235,000	239,838
Ford Motor Credit Company LLC	1.684		09-08-17		245,000	245,191
Ford Motor Credit Company LLC	5.750		02-01-21		200,000	226,115
General Motors Company	3.500		10-02-18		160,000	164,075
General Motors Company	4.000		04-01-25		380,000	381,872
General Motors Company	5.000		04-01-35		135,000	131,828
General Motors Financial Company, Inc.	3.000		09-25-17		800,000	810,271
General Motors Financial Company, Inc.	3.150		01-15-20		125,000	126,274
General Motors Financial Company, Inc.	3.500		07-10-19		300,000	307,925
General Motors Financial Company, Inc.	4.750		08-15-17		195,000	201,384
General Motors Financial International BV	1.875		10-15-19	EUR	200,000	229,995
Hyundai Capital America (S)	1.450		02-06-17		85,000	84,978
Hyundai Capital America (S)	2.000		03-19-18		285,000	285,367
Hyundai Capital America (S)	2.500		03-18-19		110,000	111,595
Hyundai Capital Services, Inc. (S)	3.500		09-13-17		200,000	204,425
Paccar Financial Corp.	1.650		02-25-19		35,000	35,207
TI Group Auto System LLC (S)	8.750		07-15-23		400,000	395,000
Diversified consumer services 0.0%
Nord Anglia Education Finance LLC (S)	5.750		07-15-22	CHF	150,000	156,947
Hotels, restaurants and leisure 0.9%
24 Hour Holdings III LLC (S)	8.000		06-01-22		325,000	247,000
Boyd Gaming Corp. (S)	6.375		04-01-26		275,000	283,250
Brinker International, Inc.	2.600		05-15-18		75,000	75,567
Carnival Corp.	1.125		11-06-19	EUR	100,000	113,473
Carnival Corp.	1.875		11-07-22	EUR	200,000	229,875
Cirsa Funding Luxembourg SA (S)	5.875		05-15-23	EUR	375,000	425,582
Eldorado Resorts, Inc.	7.000		08-01-23		425,000	444,125
GLP Capital LP	4.375		04-15-21		100,000	102,500
GLP Capital LP	5.375		04-15-26		175,000	182,438
Great Canadian Gaming Corp. (S)	6.625		07-25-22	CAD	500,000	388,912
InterContinental Hotels Group PLC	3.875		11-28-22	GBP	100,000	152,591
International Game Technology PLC (S)	6.250		02-15-22		400,000	407,000
International Game Technology PLC (S)	6.500		02-15-25		300,000	300,000
Intralot Finance Luxembourg SA	9.750		08-15-18	EUR	100,000	117,563
Intralot Finance Luxembourg SA (S)	9.750		08-15-18	EUR	175,000	205,736
LTF Merger Sub, Inc. (S)	8.500		06-15-23		325,000	311,188
McDonald's Corp.	2.100		12-07-18		25,000	25,372
MGM Resorts International	6.000		03-15-23		825,000	862,125
MGM Resorts International	6.625		12-15-21		175,000	188,781
MGM Resorts International	6.750		10-01-20		175,000	190,400
MGP Escrow Issuer LLC (S)	5.625		05-01-24		175,000	184,188
New Red Finance, Inc. (S)	4.625		01-15-22		350,000	357,438
Peninsula Gaming LLC (S)	8.375		02-15-18		250,000	252,500
PF Chang's China Bistro, Inc. (S)	10.250		06-30-20		150,000	139,500

24SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Playa Resorts Holding BV (S)	8.000		08-15-20		300,000	$304,500
Sabre GLBL, Inc. (S)	5.375		04-15-23		150,000	153,375
Scientific Games International, Inc. (S)	7.000		01-01-22		225,000	227,250
Seminole Hard Rock Entertainment, Inc. (S)	5.875		05-15-21		250,000	252,500
Shingle Springs Tribal Gaming Authority (S)	9.750		09-01-21		400,000	439,000
Station Casinos LLC	7.500		03-01-21		350,000	368,375
Wyndham Worldwide Corp.	2.950		03-01-17		45,000	45,412
Wyndham Worldwide Corp.	4.250		03-01-22		180,000	187,753
Household durables 0.5%
Argos Merger Sub, Inc. (S)	7.125		03-15-23		475,000	480,938
Bormioli Rocco Holdings SA	10.000		08-01-18	EUR	100,000	115,279
LSF9 Balta Issuer SA	7.750		09-15-22	EUR	275,000	331,313
Mohawk Industries, Inc.	2.000		01-14-22	EUR	250,000	284,567
Mohawk Industries, Inc.	3.850		02-01-23		245,000	252,819
Newell Brands, Inc.	2.050		12-01-17		50,000	50,219
Newell Brands, Inc.	2.150		10-15-18		55,000	55,449
Newell Brands, Inc.	2.600		03-29-19		120,000	122,263
Newell Brands, Inc.	3.900		11-01-25		240,000	245,648
Newell Brands, Inc.	5.375		04-01-36		135,000	150,021
Newell Brands, Inc.	5.500		04-01-46		160,000	182,536
RSI Home Products, Inc. (S)	6.500		03-15-23		350,000	360,500
Shea Homes LP (S)	5.875		04-01-23		150,000	150,750
Taylor Morrison Communities, Inc. (S)	5.875		04-15-23		200,000	201,500
Tempur Sealy International, Inc. (S)	5.500		06-15-26		200,000	201,000
Tempur Sealy International, Inc.	5.625		10-15-23		225,000	233,156
Tupperware Brands Corp.	4.750		06-01-21		160,000	169,492
Whirlpool Corp.	1.650		11-01-17		75,000	75,382
William Lyon Homes, Inc.	7.000		08-15-22		325,000	322,563
William Lyon Homes, Inc.	8.500		11-15-20		450,000	468,000
Internet and catalog retail 0.6%
Amazon.com, Inc.	4.800		12-05-34		465,000	525,457
Amazon.com, Inc.	4.950		12-05-44		635,000	740,761
Expedia, Inc.	2.500		06-03-22	EUR	100,000	112,584
Expedia, Inc.	4.500		08-15-24		165,000	166,747
Expedia, Inc. (S)	5.000		02-15-26		580,000	579,509
JD.com, Inc.	3.125		04-29-21		210,000	204,616
JD.com, Inc.	3.875		04-29-26		300,000	278,468
QVC, Inc.	3.125		04-01-19		460,000	467,421
QVC, Inc.	4.375		03-15-23		990,000	974,226
QVC, Inc.	4.450		02-15-25		110,000	107,423
QVC, Inc.	4.850		04-01-24		175,000	175,344
The Priceline Group, Inc.	2.150		11-25-22	EUR	100,000	114,775
The Priceline Group, Inc.	2.375		09-23-24	EUR	200,000	226,580
The Priceline Group, Inc.	3.600		06-01-26		455,000	457,149
The Priceline Group, Inc.	3.650		03-15-25		450,000	458,435
Leisure products 0.1%
CCA Club Operations Holdings LLC (S)	8.250		12-15-23		225,000	226,125
GLP Capital LP	4.375		11-01-18		325,000	335,563
Vista Outdoor, Inc. (S)	5.875		10-01-23		175,000	182,893
Media 3.6%
21st Century Fox America, Inc.	6.900		08-15-39		190,000	247,745
21st Century Fox America, Inc.	8.250		08-10-18		145,000	164,892

SEE NOTES TO FUND'S INVESTMENTS25

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Consumer discretionary (continued)
Media (continued)
Altice Financing SA (S)	6.500		01-15-22		725,000	$737,688
Altice Finco SA (S)	8.125		01-15-24		600,000	594,000
Altice Finco SA (S)	9.875		12-15-20		400,000	433,000
Altice Luxembourg SA (S)	7.250		05-15-22	EUR	100,000	113,216
Altice Luxembourg SA (S)	7.625		02-15-25		985,000	973,919
Altice Luxembourg SA (S)	7.750		05-15-22		1,025,000	1,049,984
Altice US Finance I Corp. (S)	5.500		05-15-26		200,000	204,000
AMC Entertainment, Inc.	5.750		06-15-25		500,000	496,250
AMC Networks, Inc.	4.750		12-15-22		175,000	175,438
Arqiva Broadcast Finance PLC (S)	9.500		03-31-20	GBP	600,000	938,531
Arqiva Broadcast Finance PLC	9.500		03-31-20	GBP	100,000	156,283
Bertelsmann SE & Company KGaA (P)	3.000		04-23-75	EUR	100,000	109,405
Bertelsmann SE & Company KGaA (P)	3.500		04-23-75	EUR	100,000	102,609
Cable One, Inc. (S)	5.750		06-15-22		150,000	153,750
CCO Holdings LLC (S)	5.500		05-01-26		275,000	277,750
CCO Holdings LLC	5.750		09-01-23		350,000	364,438
CCO Holdings LLC	5.750		01-15-24		1,350,000	1,398,938
Cengage Learning, Inc. (S)	9.500		06-15-24		325,000	329,063
Cequel Communications Holdings I LLC (S)	5.125		12-15-21		700,000	668,223
Cequel Communications Holdings I LLC (S)	6.375		09-15-20		650,000	661,707
Charter Communications Operating LLC (S)	3.579		07-23-20		105,000	108,269
Charter Communications Operating LLC (S)	4.908		07-23-25		865,000	926,947
Charter Communications Operating LLC (S)	6.384		10-23-35		320,000	364,107
Charter Communications Operating LLC (S)	6.484		10-23-45		725,000	836,290
Clear Channel Worldwide Holdings, Inc.	6.500		11-15-22		275,000	276,031
DISH DBS Corp.	6.750		06-01-21		475,000	492,005
EMI Music Publishing Group (S)	7.625		06-15-24		100,000	102,375
Entertainment One, Ltd. (S)	6.875		12-15-22	GBP	100,000	151,298
Lamar Media Corp. (S)	5.750		02-01-26		25,000	26,313
Lamar Media Corp.	5.875		02-01-22		275,000	287,375
LGE HoldCo VI BV (S)	7.125		05-15-24	EUR	325,000	398,677
McGraw-Hill Global Education Holdings LLC (S)	7.875		05-15-24		300,000	312,750
MDC Partners, Inc. (S)	6.500		05-01-24		725,000	701,438
MHGE Parent LLC (S)	8.500		08-01-19		325,000	328,250
MPL 2 Acquisition Canco, Inc. (S)	9.875		08-15-18		300,000	310,500
Neptune Finco Corp. (S)	10.125		01-15-23		1,000,000	1,115,000
Neptune Finco Corp. (S)	10.875		10-15-25		275,000	312,813
Numericable Group SA	5.625		05-15-24	EUR	100,000	115,491
Numericable-SFR SA (S)	7.375		05-01-26		475,000	478,266
Omnicom Group, Inc.	3.625		05-01-22		95,000	99,754
Omnicom Group, Inc.	3.650		11-01-24		550,000	570,453
Outfront Media Capital LLC	5.625		02-15-24		250,000	258,750
ProSiebenSat.1 Media AG	2.625		04-15-21	EUR	200,000	234,699
Regal Entertainment Group	5.750		03-15-22		500,000	515,000
SES Global Americas Holdings GP (S)	2.500		03-25-19		110,000	109,783
SES SA (S)	3.600		04-04-23		185,000	182,510
Sinclair Television Group, Inc. (S)	5.875		03-15-26		125,000	128,750
Sirius XM Radio, Inc. (S)	5.250		08-15-22		660,000	694,650
Sirius XM Radio, Inc. (S)	6.000		07-15-24		800,000	838,000
Sky PLC	1.875		11-24-23	EUR	200,000	228,537
TEGNA, Inc.	5.125		10-15-19		200,000	205,500
TEGNA, Inc.	6.375		10-15-23		250,000	267,038

26SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Consumer discretionary (continued)
Media (continued)
The Interpublic Group of Companies, Inc.	2.250		11-15-17		260,000	$260,335
The Interpublic Group of Companies, Inc.	3.750		02-15-23		65,000	66,606
The Interpublic Group of Companies, Inc.	4.000		03-15-22		125,000	130,952
The Interpublic Group of Companies, Inc.	4.200		04-15-24		845,000	889,877
Thomson Reuters Corp.	1.300		02-23-17		120,000	120,109
Thomson Reuters Corp.	3.350		05-15-26		55,000	54,726
Thomson Reuters Corp.	3.850		09-29-24		200,000	207,831
Time Warner Cable, Inc.	4.000		09-01-21		50,000	52,044
Time Warner Cable, Inc.	5.000		02-01-20		120,000	128,694
Time Warner Cable, Inc.	6.550		05-01-37		305,000	343,404
Time Warner Cable, Inc.	6.750		07-01-18		5,000	5,451
Time Warner Cable, Inc.	6.750		06-15-39		400,000	453,692
Time Warner Cable, Inc.	7.300		07-01-38		70,000	84,175
Time Warner Cable, Inc.	8.250		04-01-19		490,000	566,823
Time Warner Cable, Inc.	8.750		02-14-19		25,000	29,096
Time Warner, Inc.	1.950		09-15-23	EUR	100,000	116,836
Townsquare Media, Inc. (S)	6.500		04-01-23		450,000	433,125
Tribune Media Company	5.875		07-15-22		600,000	606,000
Unitymedia GmbH (S)	6.125		01-15-25		350,000	359,188
Unitymedia Hessen GmbH & Company KG (S)	4.000		01-15-25	EUR	100,000	113,311
Unitymedia Hessen GmbH & Company KG (S)	5.000		01-15-25		700,000	703,500
Univision Communications, Inc. (S)	5.125		02-15-25		275,000	272,938
Univision Communications, Inc. (S)	6.750		09-15-22		615,000	653,438
Univision Communications, Inc. (S)	8.500		05-15-21		123,000	128,843
Virgin Media Finance PLC (S)	6.000		10-15-24		200,000	203,000
Virgin Media Finance PLC (S)	7.000		04-15-23	GBP	375,000	567,617
Virgin Media Secured Finance PLC (S)	5.250		01-15-26		200,000	200,000
Virgin Media Secured Finance PLC (S)	5.500		08-15-26		200,000	201,500
VTR Finance BV (S)	6.875		01-15-24		825,000	813,656
WideOpenWest Finance LLC	10.250		07-15-19		375,000	390,469
WideOpenWest Finance LLC	13.375		10-15-19		675,000	713,813
WMG Acquisition Corp. (S)	6.000		01-15-21		158,000	162,740
WPP Finance 2010	3.625		09-07-22		180,000	185,859
WPP Finance 2010	3.750		09-19-24		315,000	324,300
WPP PLC	6.000		04-04-17	GBP	50,000	75,192
Ziggo Bond Finance BV (S)	4.625		01-15-25	EUR	100,000	109,035
Ziggo Bond Finance BV (S)	5.875		01-15-25		200,000	198,000
Multiline retail 0.2%
Dollar General Corp.	4.125		07-15-17		240,000	247,122
Dollar Tree, Inc. (S)	5.250		03-01-20		25,000	26,055
Dollar Tree, Inc. (S)	5.750		03-01-23		825,000	871,406
JC Penney Corp., Inc.	8.125		10-01-19		400,000	409,000
Marks & Spencer PLC	4.750		06-12-25	GBP	100,000	158,058
Next PLC	5.875		10-12-16	GBP	50,000	73,580
Specialty retail 0.4%
AutoZone, Inc.	1.625		04-21-19		20,000	19,928
AutoZone, Inc.	3.125		04-21-26		130,000	129,896
Chinos Intermediate Holdings A, Inc., PIK (S)	7.750		05-01-19		27,125	11,121
Group 1 Automotive, Inc.	5.000		06-01-22		175,000	174,125
Group 1 Automotive, Inc. (S)	5.250		12-15-23		125,000	123,125
Jo-Ann Stores Holdings, Inc., PIK (S)	9.750		10-15-19		125,000	109,375
Jo-Ann Stores, Inc. (S)	8.125		03-15-19		75,000	72,938

SEE NOTES TO FUND'S INVESTMENTS27

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Consumer discretionary (continued)
Specialty retail (continued)
New Look Secured Issuer PLC (S)	6.500		07-01-22	GBP	300,000	$426,371
O'Reilly Automotive, Inc.	3.550		03-15-26		155,000	159,734
O'Reilly Automotive, Inc.	3.800		09-01-22		25,000	26,373
O'Reilly Automotive, Inc.	3.850		06-15-23		85,000	90,078
O'Reilly Automotive, Inc.	4.875		01-14-21		350,000	384,405
Outerwall, Inc.	6.000		03-15-19		550,000	508,750
Penske Automotive Group Inc	5.500		05-15-26		225,000	223,313
Penske Automotive Group, Inc.	5.750		10-01-22		275,000	281,875
Sonic Automotive, Inc.	5.000		05-15-23		200,000	196,500
Sonic Automotive, Inc.	7.000		07-15-22		225,000	236,250
The Home Depot, Inc.	3.350		09-15-25		45,000	48,016
The Men's Wearhouse, Inc.	7.000		07-01-22		375,000	317,813
Textiles, apparel and luxury goods 0.1%
INVISTA Finance LLC (S)	4.250		10-15-19		250,000	243,125
Springs Industries, Inc.	6.250		06-01-21		325,000	329,063
Consumer staples 1.3%						12,373,892
Beverages 0.0%
Carlsberg Breweries A/S	7.250		11-28-16	GBP	50,000	74,485
Pernod-Ricard SA (S)	4.450		01-15-22		295,000	319,873
Food and staples retailing 0.3%
Albertsons Company LLC (S)	6.625		06-15-24		325,000	333,938
Albertsons Holdings LLC (S)	7.750		10-15-22		275,000	314,463
CVS Health Corp.	3.500		07-20-22		175,000	184,640
CVS Health Corp.	3.875		07-20-25		280,000	300,939
CVS Health Corp.	5.125		07-20-45		230,000	267,006
Delhaize Group SA	6.500		06-15-17		135,000	141,610
New Albertsons, Inc.	7.450		08-01-29		175,000	168,875
New Albertsons, Inc.	8.000		05-01-31		125,000	123,125
Rite Aid Corp. (S)	6.125		04-01-23		425,000	449,438
Safeway, Inc.	7.250		02-01-31		150,000	142,875
Tesco PLC	6.125		02-24-22	GBP	50,000	79,641
US Foods, Inc.	8.500		06-30-19		400,000	410,000
Walgreens Boots Alliance, Inc.	1.750		05-30-18		75,000	75,098
WM Morrison Supermarkets PLC	2.250		06-19-20	EUR	100,000	117,074
Food products 0.4%
Bunge, Ltd. Finance Corp.	3.200		06-15-17		195,000	197,563
Bunge, Ltd. Finance Corp.	3.500		11-24-20		260,000	269,073
Dean Foods Company (S)	6.500		03-15-23		350,000	364,875
Marfrig Holdings Europe BV (S)	8.000		06-08-23		200,000	200,840
Marfrig Overseas, Ltd.	9.500		05-04-20		200,000	205,400
Mead Johnson Nutrition Company	4.125		11-15-25		130,000	138,019
MHP SA	8.250		04-02-20		200,000	184,540
Minerva Luxembourg SA (S)	7.750		01-31-23		400,000	404,000
Minerva Luxembourg SA	7.750		01-31-23		200,000	202,000
Minerva Luxembourg SA (S)	12.250		02-10-22		200,000	214,020
Mriya Agro Holding PLC (H)	9.450		04-19-18		200,000	12,040
Mriya Agro Holding PLC (H)(S)	9.450		04-19-18		300,000	18,060
Post Holdings, Inc. (S)	6.750		12-01-21		175,000	184,625
Post Holdings, Inc.	7.375		02-15-22		425,000	448,906
TreeHouse Foods, Inc. (S)	6.000		02-15-24		200,000	210,500
Tyson Foods, Inc.	2.650		08-15-19		50,000	51,192

28SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Consumer staples (continued)
Food products (continued)
Tyson Foods, Inc.	3.950		08-15-24		270,000	$288,584
Tyson Foods, Inc.	4.500		06-15-22		225,000	247,198
Household products 0.3%
Central Garden & Pet Company	6.125		11-15-23		150,000	155,625
Controladora Mabe SA de CV (S)	7.875		10-28-19		150,000	166,313
Energizer SpinCo, Inc. (S)	5.500		06-15-25		300,000	295,503
HRG Group, Inc.	7.875		07-15-19		300,000	316,500
Reynolds Group Issuer, Inc.	5.750		10-15-20		225,000	232,031
Reynolds Group Issuer, Inc.	8.250		02-15-21		550,000	571,340
Reynolds Group Issuer, Inc.	9.875		08-15-19		300,000	311,625
The Sun Products Corp. (S)	7.750		03-15-21		100,000	96,750
WEPA Hygieneprodukte GmbH (S)	3.750		05-15-24	EUR	100,000	112,131
Personal products 0.0%
Kirk Beauty One GmbH (S)	8.750		07-15-23	EUR	200,000	236,962
Kirk Beauty Zero GmbH (S)	6.250		07-15-22	EUR	100,000	120,862
Tobacco 0.3%
Imperial Brands Finance PLC (S)	2.950		07-21-20		370,000	380,030
Imperial Tobacco Finance PLC (S)	4.250		07-21-25		790,000	843,478
Imperial Tobacco Finance PLC	6.250		12-04-18	GBP	40,000	64,284
Philip Morris International, Inc.	1.375		02-25-19		155,000	155,044
Reynolds American, Inc.	2.300		06-12-18		90,000	91,317
Reynolds American, Inc.	4.000		06-12-22		200,000	214,921
Reynolds American, Inc.	4.450		06-12-25		440,000	482,759
Reynolds American, Inc.	5.850		08-15-45		120,000	146,475
Reynolds American, Inc.	8.125		06-23-19		30,000	35,427
Energy 5.4%						50,271,324
Energy equipment and services 0.4%
Archrock Partners LP	6.000		04-01-21		225,000	194,625
Archrock Partners LP	6.000		10-01-22		175,000	150,500
Cameron International Corp.	1.150		12-15-16		35,000	34,997
Cameron International Corp.	1.400		06-15-17		125,000	124,550
CGG SA	6.500		06-01-21		200,000	85,000
Commonwealth Edison Company	4.350		11-15-45		275,000	301,606
Nabors Industries, Inc.	2.350		09-15-16		95,000	95,046
Nabors Industries, Inc.	4.625		09-15-21		90,000	78,271
Parsley Energy LLC (S)	6.250		06-01-24		100,000	101,750
Parsley Energy LLC (S)	7.500		02-15-22		550,000	580,938
Petrobras Global Finance BV	5.750		01-20-20		430,000	403,448
Pride International, Inc.	8.500		06-15-19		260,000	256,490
Rowan Companies, Inc.	5.000		09-01-17		75,000	75,000
Rowan Companies, Inc.	7.875		08-01-19		395,000	395,440
SESI LLC	7.125		12-15-21		875,000	788,594
Transocean, Inc.	5.800		12-15-16		80,000	80,600
Oil, gas and consumable fuels 5.0%
Alberta Energy Company, Ltd.	7.375		11-01-31		125,000	119,730
Alberta Energy Company, Ltd.	8.125		09-15-30		65,000	64,269
Anadarko Petroleum Corp.	6.375		09-15-17		105,000	110,482
Anadarko Petroleum Corp.	8.700		03-15-19		95,000	107,218
APT Pipelines, Ltd. (S)	3.875		10-11-22		140,000	142,303
Boardwalk Pipelines LP	4.950		12-15-24		275,000	261,336
Boardwalk Pipelines LP	5.950		06-01-26		120,000	120,201

SEE NOTES TO FUND'S INVESTMENTS29

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Canadian Natural Resources, Ltd.	5.700		05-15-17	85,000	$87,407
Canadian Natural Resources, Ltd.	6.450		06-30-33	125,000	122,510
Canadian Natural Resources, Ltd.	6.500		02-15-37	50,000	49,316
Cenovus Energy, Inc.	6.750		11-15-39	295,000	283,124
Cheniere Corpus Christi Holdings LLC (S)	7.000		06-30-24	550,000	563,750
Chesapeake Energy Corp. (S)	8.000		12-15-22	510,000	410,550
China Shenhua Overseas Capital Company, Ltd.	2.500		01-20-18	200,000	200,534
China Shenhua Overseas Capital Company, Ltd.	3.125		01-20-20	235,000	237,688
Cimarex Energy Company	4.375		06-01-24	323,000	329,069
Cimarex Energy Company	5.875		05-01-22	65,000	68,103
CNOOC Nexen Finance 2014 ULC	1.625		04-30-17	200,000	199,542
Columbia Pipeline Group, Inc.	4.500		06-01-25	170,000	175,683
Concho Resources, Inc.	5.500		04-01-23	825,000	825,000
Concho Resources, Inc.	6.500		01-15-22	75,000	77,438
Concho Resources, Inc.	7.000		01-15-21	325,000	335,563
ConocoPhillips	1.050		12-15-17	55,000	54,456
ConocoPhillips	5.200		05-15-18	10,000	10,570
Consolidated Energy Finance SA (S)	6.750		10-15-19	480,000	450,000
Continental Resources, Inc.	4.900		06-01-44	300,000	246,750
CrownRock LP (S)	7.125		04-15-21	466,000	482,310
CrownRock LP (S)	7.750		02-15-23	650,000	677,625
DCP Midstream LLC (S)	6.450		11-03-36	150,000	125,625
DCP Midstream LLC	8.125		08-16-30	75,000	72,750
DCP Midstream Operating LP	2.500		12-01-17	255,000	249,263
Delek & Avner Tamar Bond, Ltd. (S)	2.803		12-30-16	70,000	70,000
Enbridge Energy Partners LP	5.500		09-15-40	110,000	102,667
Enbridge Energy Partners LP	5.875		12-15-16	175,000	178,765
Encana Corp.	6.500		05-15-19	320,000	324,426
Energy Transfer Partners LP	3.600		02-01-23	30,000	27,346
Energy Transfer Partners LP	4.150		10-01-20	265,000	261,303
Energy Transfer Partners LP	6.125		02-15-17	30,000	30,848
Energy Transfer Partners LP	6.700		07-01-18	85,000	89,548
Energy Transfer Partners LP	9.000		04-15-19	275,000	305,316
Energy Transfer Partners LP	9.700		03-15-19	125,000	139,815
EnLink Midstream Partners LP	2.700		04-01-19	35,000	32,528
Enterprise Products Operating LLC	2.550		10-15-19	65,000	65,949
Enterprise Products Operating LLC	2.850		04-15-21	120,000	121,441
Enterprise Products Operating LLC	3.950		02-15-27	620,000	637,889
Enterprise Products Operating LLC	5.100		02-15-45	355,000	360,363
Enterprise Products Operating LLC	7.550		04-15-38	140,000	170,013
EQT Corp.	4.875		11-15-21	325,000	329,319
EQT Corp.	8.125		06-01-19	70,000	76,386
Exxon Mobil Corp. (P)	1.006		03-06-22	355,000	344,969
Gazprom OAO	4.950		07-19-22	200,000	201,847
Gazprom OAO	7.288		08-16-37	270,000	301,353
Gibson Energy, Inc. (S)	6.750		07-15-21	275,000	272,938
Gulfport Energy Corp.	6.625		05-01-23	335,000	329,138
Gulfport Energy Corp.	7.750		11-01-20	325,000	329,875
Hess Corp.	1.300		06-15-17	55,000	54,766
Hess Corp.	6.000		01-15-40	100,000	99,238
Hess Corp.	7.125		03-15-33	35,000	36,716
Hess Corp.	7.875		10-01-29	655,000	741,711

30SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Hess Corp.	8.125		02-15-19		40,000	$44,411
KazMunayGas National Company	7.000		05-05-20		700,000	752,502
KazMunayGas National Company	9.125		07-02-18		450,000	493,726
KazMunayGas National Company JSC	5.750		04-30-43		850,000	762,689
Kinder Morgan Energy Partners LP	4.300		05-01-24		165,000	159,941
Kinder Morgan Energy Partners LP	5.950		02-15-18		60,000	63,076
Kinder Morgan Energy Partners LP	6.000		02-01-17		30,000	30,788
Kinder Morgan Finance Company LLC (S)	6.000		01-15-18		115,000	120,921
Kinder Morgan, Inc.	4.300		06-01-25		275,000	269,195
Kosmos Energy, Ltd. (S)	7.875		08-01-21		400,000	368,000
Marathon Oil Corp.	6.000		10-01-17		60,000	61,771
Matador Resources Company	6.875		04-15-23		700,000	703,500
MPLX LP (S)	4.500		07-15-23		375,000	355,125
Murphy Oil Corp.	2.500		12-01-17		255,000	253,623
Murray Energy Corp. (S)	11.250		04-15-21		500,000	96,250
Newfield Exploration Company	5.375		01-01-26		150,000	146,297
Newfield Exploration Company	5.625		07-01-24		75,000	74,625
Newfield Exploration Company	5.750		01-30-22		350,000	352,625
NGL Energy Partners LP	5.125		07-15-19		75,000	67,500
Noble Energy, Inc.	8.250		03-01-19		30,000	33,707
NuStar Logistics LP	4.800		09-01-20		65,000	61,750
ONEOK Partners LP	3.200		09-15-18		15,000	15,049
Origin Energy Finance, Ltd.	2.875		10-11-19	EUR	100,000	114,079
Origin Energy Finance, Ltd. (S)	3.500		10-09-18		480,000	479,172
Pacific Exploration and Production Corp. (S)	5.375		01-26-19		850,000	129,625
Pacific Rubiales Energy Corp.	5.375		01-26-19		200,000	30,500
Pacific Rubiales Energy Corp. (S)	5.625		01-19-25		590,000	89,975
Panhandle Eastern Pipe Line Company LP	6.200		11-01-17		15,000	15,379
Pertamina Persero PT	5.625		05-20-43		1,350,000	1,241,182
Pertamina Persero PT (S)	6.450		05-30-44		200,000	200,888
Petrobras Global Finance BV (P)	2.768		01-15-19		100,000	89,380
Petrobras Global Finance BV	3.000		01-15-19		435,000	399,765
Petrobras Global Finance BV	4.875		03-07-18	EUR	100,000	110,294
Petrobras Global Finance BV	4.875		03-17-20		125,000	112,900
Petrobras Global Finance BV	5.375		01-27-21		750,000	662,813
Petrobras Global Finance BV	5.625		05-20-43		373,000	248,045
Petrobras Global Finance BV	5.875		03-01-18		430,000	434,300
Petrobras Global Finance BV	6.250		12-14-26	GBP	100,000	112,314
Petrobras Global Finance BV	6.750		01-27-41		95,000	68,372
Petrobras Global Finance BV	6.850		06-05-49		185,000	126,725
Petrobras Global Finance BV	6.850		06-05-2115		137,000	92,475
Petrobras Global Finance BV	7.875		03-15-19		350,000	354,813
Petrobras Global Finance BV	8.375		05-23-21		1,380,000	1,365,786
Petroleos de Venezuela SA	5.125		10-28-16		349,734	303,219
Petroleos de Venezuela SA	5.250		04-12-17		2,847,300	1,729,165
Petroleos de Venezuela SA	5.375		04-12-27		1,170,000	383,058
Petroleos de Venezuela SA	6.000		05-16-24		190,000	62,339
Petroleos de Venezuela SA	8.500		11-02-17		1,980,800	1,276,428
Petroleos Mexicanos	2.750		04-21-27	EUR	350,000	319,658
Petroleos Mexicanos	3.125		01-23-19		30,000	29,820
Petroleos Mexicanos	3.500		07-18-18		100,000	100,550
Petroleos Mexicanos	3.500		07-23-20		55,000	53,831

SEE NOTES TO FUND'S INVESTMENTS31

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Petroleos Mexicanos	4.250		01-15-25		1,500,000	$1,402,650
Petroleos Mexicanos	5.500		02-24-25	EUR	61,000	73,548
Petroleos Mexicanos	5.500		06-27-44		1,540,000	1,286,208
Petroleos Mexicanos	5.625		01-23-46		1,325,000	1,124,594
Petroleos Mexicanos (S)	6.375		02-04-21		110,000	117,986
Petroleos Mexicanos	6.375		01-23-45		200,000	187,260
Petroleos Mexicanos	6.500		06-02-41		1,835,000	1,734,075
Petroleos Mexicanos	6.625		06-15-35		185,000	181,014
Petroleos Mexicanos (S)	6.875		08-04-26		315,000	342,279
Petroleos Mexicanos	7.190		09-12-24	MXN	1,000,000	47,550
Petroleos Mexicanos (S)	7.190		09-12-24	MXN	1,201,000	57,107
Petroleos Mexicanos	7.470		11-12-26	MXN	600,000	28,282
Petroleum Company of Trinidad & Tobago, Ltd. (S)	9.750		08-14-19		200,000	210,300
Pioneer Natural Resources Company	5.875		07-15-16		325,000	327,506
Plains All American Pipeline LP	6.500		05-01-18		215,000	227,096
QEP Resources, Inc.	5.250		05-01-23		50,000	46,000
Range Resources Corp.	4.875		05-15-25		625,000	590,625
Rockies Express Pipeline LLC (S)	6.000		01-15-19		100,000	103,750
Sabine Pass Liquefaction LLC	5.750		05-15-24		200,000	201,000
Sabine Pass Liquefaction LLC	6.250		03-15-22		600,000	613,500
Schlumberger BV (S)	3.625		12-21-22		520,000	538,478
Schlumberger Holdings Corp. (S)	3.000		12-21-20		205,000	210,163
Schlumberger Holdings Corp. (S)	4.000		12-21-25		385,000	401,243
Seven Generations Energy, Ltd. (S)	6.750		05-01-23		325,000	329,875
Seven Generations Energy, Ltd. (S)	8.250		05-15-20		1,075,000	1,126,063
Shell International Finance BV	2.125		05-11-20		290,000	291,154
Shell International Finance BV	3.250		05-11-25		780,000	798,454
SM Energy Company	6.500		01-01-23		250,000	227,553
Southwestern Energy Company	7.500		02-01-18		425,000	427,125
Spectra Energy Partners LP	2.950		09-25-18		75,000	75,978
Sunoco LP (S)	6.250		04-15-21		300,000	300,000
Targa Resources Partners LP	4.250		11-15-23		925,000	827,875
Targa Resources Partners LP	5.250		05-01-23		50,000	47,000
Targa Resources Partners LP (S)	6.750		03-15-24		325,000	320,938
Tesoro Logistics LP	6.125		10-15-21		75,000	77,297
Total SA (2.625% to 2-26-25, then 5 Year Euro Swap Rate + 2.148%) (Q)	2.625		02-26-25	EUR	207,000	210,742
TransCanada PipeLines, Ltd.	4.875		01-15-26		305,000	334,391
Weatherford International LLC	6.350		06-15-17		400,000	404,000
Western Gas Partners LP	4.000		07-01-22		90,000	85,500
WPX Energy, Inc.	5.250		01-15-17		275,000	274,313
WPX Energy, Inc.	7.500		08-01-20		450,000	441,000
YPF SA (S)	8.500		03-23-21		425,000	445,188
YPF SA	8.875		12-19-18		100,000	107,250
Financials 8.1%						75,295,782
Banks 3.6%
ABN AMRO Bank NV (S)	4.750		07-28-25		400,000	411,986
ABN AMRO Bank NV (5.750% to 9-22-20, then 5 Year Euro Swap Rate + 5.452%) (Q)	5.750		09-22-20	EUR	300,000	322,026
AIB Mortgage Bank	3.125		09-10-18	EUR	246,000	293,231
AIB Mortgage Bank	4.875		06-29-17	EUR	170,000	199,117
Akbank TAS	7.500		02-05-18	TRY	400,000	126,467
Ally Financial, Inc.	8.000		11-01-31		325,000	381,875

32SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Financials (continued)
Banks (continued)
Arion Banki HF	3.125		03-12-18	EUR	400,000	$454,236
Banca Monte dei Paschi di Siena SpA	3.500		03-20-17	EUR	200,000	227,881
Banco Bilbao Vizcaya Argentaria SA	3.000		10-20-20		405,000	408,470
Banco Bilbao Vizcaya Argentaria SA (7.000% to 2-19-19, then 5 Year Euro Swap Rate + 6.155%) (Q)	7.000		02-19-19	EUR	800,000	825,284
Banco Bradesco SA	5.900		01-16-21		185,000	190,957
Banco do Estado do Rio Grande do Sul (S)	7.375		02-02-22		200,000	181,500
Banco Hipotecario SA (S)	9.750		11-30-20		150,000	160,125
Banco Santander Chile (S)	3.875		09-20-22		150,000	156,029
Banco Santander SA (P)(Q)	6.375		05-19-19		600,000	548,368
Bank of America Corp.	1.700		08-25-17		15,000	15,018
Bank of America Corp.	2.625		04-19-21		85,000	85,328
Bank of America Corp.	3.300		01-11-23		530,000	539,279
Bank of America Corp.	3.950		04-21-25		435,000	434,351
Bank of America Corp.	4.000		04-01-24		500,000	526,230
Bank of America Corp.	4.200		08-26-24		415,000	423,774
Bank of America Corp.	4.450		03-03-26		290,000	299,319
Bank of America Corp.	5.650		05-01-18		60,000	64,155
Bank of America Corp.	6.110		01-29-37		310,000	358,442
Bank of America Corp.	6.400		08-28-17		215,000	227,596
Bank of America Corp.	6.875		04-25-18		90,000	98,226
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (Q)	6.300		03-10-26		265,000	281,231
Bank of America Corp. (6.500% to 10-23-24, then 3 month LIBOR + 4.174%) (Q)	6.500		10-23-24		225,000	237,375
Bank of Tokyo-Mitsubishi UFJ, Ltd. (S)	2.150		09-14-18		215,000	216,300
Bankia SA	4.000		02-03-25	EUR	300,000	421,107
Banque Federative du Credit Mutuel SA (S)	2.500		10-29-18		225,000	228,974
Barclays Bank PLC	5.000		09-22-16		125,000	126,610
Barclays Bank PLC	5.140		10-14-20		375,000	401,999
Barclays Bank PLC (S)	6.050		12-04-17		105,000	111,019
Barclays PLC	5.200		05-12-26		435,000	444,104
BAWAG PSK	1.875		09-18-19	EUR	100,000	118,221
BBVA Bancomer SA (S)	4.375		04-10-24		465,000	478,950
BBVA Bancomer SA	6.500		03-10-21		600,000	655,200
BBVA Subordinated Capital SAU (3.500% to 4-11-19, then 5 Year Euro Swap Rate + 2.550%)	3.500		04-11-24	EUR	200,000	229,333
BNP Paribas SA (2.875% to 3-20-21, then 5 Year Euro Swap Rate + 1.650%)	2.875		03-20-26	EUR	200,000	229,374
BPCE SA	2.500		12-10-18		250,000	254,823
BPCE SA (S)	4.500		03-15-25		200,000	197,155
BPCE SA (S)	4.875		04-01-26		360,000	365,999
BPCE SA (S)	5.150		07-21-24		600,000	618,432
Citigroup, Inc. (P)	0.391		05-31-17	EUR	50,000	55,577
Citigroup, Inc.	1.550		08-14-17		150,000	150,144
Citigroup, Inc.	1.700		04-27-18		40,000	39,911
Citigroup, Inc.	1.800		02-05-18		15,000	15,016
Citigroup, Inc.	1.850		11-24-17		140,000	140,369
Citigroup, Inc. (P)	4.250		02-25-30	EUR	100,000	129,756
Citigroup, Inc.	4.600		03-09-26		540,000	560,400
Citigroup, Inc.	6.250		09-02-19	GBP	45,000	73,833
Citigroup, Inc. (5.950% to 8-15-20, then 3 month LIBOR + 4.095%) (Q)	5.950		08-15-20		705,000	688,256
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) (Q)	6.250		08-15-26		400,000	413,000

SEE NOTES TO FUND'S INVESTMENTS33

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Financials (continued)
Banks (continued)
Citizens Bank NA	2.300		12-03-18		250,000	$251,231
Credit Agricole SA	2.375		05-20-24	EUR	100,000	123,255
Credit Agricole SA (S)	2.750		06-10-20		335,000	342,245
Credit Agricole SA (6.625% to 9-23-19, then 5 Year U.S. Swap Rate + 4.697%) (Q)(S)	6.625		09-23-19		375,000	352,500
Danske Bank A/S (P)	2.750		05-19-26	EUR	200,000	232,055
Dexia Credit Local SA	0.625		01-21-22	EUR	300,000	340,890
Dexia Credit Local SA	1.625		10-29-18	EUR	230,000	266,500
Dexia Credit Local SA	2.000		01-22-21	EUR	100,000	120,917
Dexia Credit Local SA	2.125		02-12-25	GBP	200,000	287,906
DNB Boligkreditt AS	1.875		11-21-22	EUR	165,000	203,176
Erste Group Bank AG	7.125		10-10-22	EUR	200,000	271,604
European Investment Bank	1.250		05-12-25	SEK	4,600,000	550,987
European Investment Bank (S)	6.950		02-06-20	IDR	1,360,000,000	96,940
European Investment Bank	8.000		04-01-20	TRY	315,000	101,322
European Investment Bank	8.750		08-25-17	GBP	246,000	390,986
Export-Import Bank of Korea	2.000		04-30-20	EUR	100,000	117,419
Export-Import Bank of Korea	4.625		02-20-17	EUR	144,000	165,628
FCE Bank PLC	3.250		11-19-20	GBP	150,000	225,285
Halyk Savings Bank of Kazakhstan JSC	7.250		01-28-21		200,000	207,488
Heta Asset Resolution AG	2.375		12-13-22	EUR	800,000	975,037
HSBC Bank PLC (P)(S)	1.266		05-15-18		215,000	214,349
HSBC Holdings PLC	2.950		05-25-21		225,000	225,670
HSBC Holdings PLC	5.750		12-20-27	GBP	55,000	88,112
HSBC Holdings PLC (3.375% to 1-10-19, then 5 Year Euro Swap Rate + 1.950%)	3.375		01-10-24	EUR	100,000	115,323
HSBC Holdings PLC (6.375% to 3-30-25, then 5 Year U.S. ISDAFIX + 4.368%) (Q)	6.375		03-30-25		200,000	191,500
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year U.S. ISDAFIX + 5.514%) (Q)	6.875		06-01-21		205,000	206,600
ING Bank NV (S)	2.450		03-16-20		200,000	202,223
ING Bank NV (4.125% to 11-21-18, then 5 Year U.S. ISDAFIX + 2.700%)	4.125		11-21-23		200,000	203,200
Inter-American Development Bank	4.400		01-26-26	CAD	200,000	181,418
Inter-American Development Bank	7.000		02-04-19	IDR	800,000,000	56,787
Intesa Sanpaolo SpA	3.625		12-05-22	EUR	100,000	135,025
Intesa Sanpaolo SpA (S)	6.500		02-24-21		100,000	114,179
Intesa Sanpaolo SpA (7.700% to 9-17-25, then 5 Year U.S. Swap Rate + 5.462%) (Q)(S)	7.700		09-17-25		825,000	763,125
Islandsbanki HF	2.875		07-27-18	EUR	200,000	225,314
Itau Unibanco Holding SA	5.650		03-19-22		200,000	202,000
JPMorgan Chase & Co.	3.875		09-10-24		375,000	382,716
JPMorgan Chase & Co. (5.300% to 5-1-20, then 3 month LIBOR + 3.800%) (Q)	5.300		05-01-20		980,000	987,350
KFW	4.700		06-02-37	CAD	120,000	114,736
KFW	5.550		06-07-21	GBP	100,000	175,126
KFW	5.625		08-25-17	GBP	90,000	138,105
KFW	6.000		08-20-20	AUD	439,000	363,342
Landwirtschaftliche Rentenbank	2.250		07-23-21	CAD	280,000	222,789
Mitsubishi UFJ Financial Group, Inc. (S)	2.650		10-19-20		260,000	264,260
MUFG Union Bank NA	2.125		06-16-17		255,000	256,691
National Savings Bank	8.875		09-18-18		200,000	211,250
Nordea Bank AB (S)	4.875		05-13-21		300,000	326,780
Nordea Hypotek AB	1.000		04-08-22	SEK	2,400,000	286,674

34SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Financials (continued)
Banks (continued)
Ocwen Financial Corp.	6.625		05-15-19		425,000	$304,938
Popular, Inc.	7.000		07-01-19		75,000	74,438
Realkredit Danmark A/S	2.000		01-01-19	DKK	2,550,000	400,855
Realkredit Danmark A/S	2.000		04-01-24	DKK	2,000,000	321,404
Royal Bank of Canada (S)	1.250		10-29-18	EUR	240,000	275,828
Santander UK Group Holdings PLC	2.875		10-16-20		330,000	328,300
Santander UK Group Holdings PLC	3.125		01-08-21		260,000	260,978
Sberbank of Russia	6.125		02-07-22		450,000	483,172
Skandinaviska Enskilda Banken AB	1.500		06-17-20	SEK	2,500,000	311,589
Societe Generale SA	5.400		01-30-18	GBP	25,000	38,171
Stadshypotek AB	4.250		10-10-17	AUD	200,000	147,516
Standard Chartered Bank	7.750		04-03-18	GBP	50,000	79,941
Standard Chartered PLC (4.000% to 10-21-20, then 5 Year Euro Swap Rate + 2.300%)	4.000		10-21-25	EUR	100,000	111,425
SunTrust Banks, Inc.	2.350		11-01-18		105,000	106,216
Swedbank AB (S)	1.750		03-12-18		235,000	234,644
The Bank of New York Mellon Corp.	2.500		04-15-21		75,000	76,395
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) (Q)	6.750		08-01-21		190,000	211,375
UniCredit Bank Austria AG	1.375		05-26-21	EUR	200,000	236,554
UniCredit Bank Czech Republic & Slovakia AS	0.625		04-30-20	EUR	200,000	222,476
UniCredit SpA	3.625		01-24-19	EUR	100,000	120,254
Vnesheconombank	6.800		11-22-25		200,000	213,530
Wayne Merger Sub LLC (S)	8.250		08-01-23		600,000	597,000
Capital markets 1.0%
Credit Suisse AG (S)	6.500		08-08-23		390,000	413,593
Credit Suisse Group Funding Guernsey, Ltd. (S)	3.125		12-10-20		405,000	404,536
Credit Suisse Group Funding Guernsey, Ltd.	3.800		09-15-22		435,000	438,227
JAB Holdings BV	2.125		09-16-22	EUR	200,000	231,122
Morgan Stanley (P)	1.488		01-24-19		310,000	309,576
Morgan Stanley (P)	1.918		04-25-18		130,000	131,341
Morgan Stanley	3.750		02-25-23		1,670,000	1,738,420
Morgan Stanley	3.950		04-23-27		205,000	204,392
Morgan Stanley	4.350		09-08-26		330,000	340,138
Morgan Stanley	5.000		05-02-19	EUR	50,000	62,982
Morgan Stanley	5.000		11-24-25		270,000	292,900
Morgan Stanley	5.375		08-10-20	EUR	100,000	132,913
The Carlyle Group LP (S)	7.750		10-01-22		325,000	313,625
The Goldman Sachs Group, Inc. (P)	2.432		02-25-21		100,000	102,289
The Goldman Sachs Group, Inc.	2.750		09-15-20		280,000	283,667
The Goldman Sachs Group, Inc.	2.900		07-19-18		25,000	25,545
The Goldman Sachs Group, Inc.	3.850		07-08-24		280,000	292,059
The Goldman Sachs Group, Inc.	4.250		10-21-25		580,000	590,683
The Goldman Sachs Group, Inc.	5.500		10-12-21	GBP	15,000	24,340
The Goldman Sachs Group, Inc.	5.750		01-24-22		325,000	372,483
The Goldman Sachs Group, Inc.	6.150		04-01-18		100,000	107,796
The Goldman Sachs Group, Inc.	6.250		09-01-17		203,000	214,301
The Goldman Sachs Group, Inc.	6.250		02-01-41		305,000	387,811
The Goldman Sachs Group, Inc.	6.750		10-01-37		435,000	529,007
The Goldman Sachs Group, Inc.	7.500		02-15-19		140,000	159,612
The Goldman Sachs Group, Inc. (5.375% to 5-10-20, then 3 month LIBOR + 3.922%) (Q)	5.375		05-10-20		630,000	614,313
UBS AG	1.375		04-16-21	EUR	166,000	196,230

SEE NOTES TO FUND'S INVESTMENTS35

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Financials (continued)
Capital markets (continued)
UBS Group AG (S)	4.125		09-24-25		400,000	$410,201
Consumer finance 0.4%
Ally Financial, Inc.	5.125		09-30-24		75,000	77,344
Ally Financial, Inc.	5.750		11-20-25		300,000	303,750
Credit Suisse Group Funding Guernsey, Ltd.	1.250		04-14-22	EUR	300,000	324,839
Discover Financial Services	3.750		03-04-25		165,000	164,711
Discover Financial Services	3.950		11-06-24		190,000	192,909
Discover Financial Services	6.450		06-12-17		200,000	208,736
Discover Financial Services	10.250		07-15-19		245,000	288,828
Harland Clarke Holdings Corp. (S)	6.875		03-01-20		150,000	139,500
Harland Clarke Holdings Corp. (S)	9.750		08-01-18		150,000	150,375
Navient Corp.	5.000		10-26-20		325,000	303,875
OneMain Financial Holdings, Inc. (S)	7.250		12-15-21		425,000	427,125
Santander Consumer Finance SA	0.900		02-18-20	EUR	300,000	335,312
Springleaf Finance Corp.	8.250		12-15-20		350,000	364,000
Trust F/1401	5.250		12-15-24		200,000	206,500
Vnesheconombank	6.902		07-09-20		550,000	584,925
Diversified financial services 0.6%
AerCap Ireland Capital, Ltd.	3.950		02-01-22		150,000	149,625
Brixmor Operating Partnership LP	3.850		02-01-25		225,000	218,358
Cantor Commercial Real Estate Company LP (S)	7.750		02-15-18		175,000	169,291
Citigroup, Inc. (P)	2.009		03-30-21		50,000	50,533
Discover Bank	3.100		06-04-20		275,000	279,755
Garfunkelux Holdco 3 SA (S)	8.500		11-01-22	GBP	150,000	219,991
GE Capital International Funding Company (S)	4.418		11-15-35		687,000	747,122
GE Capital UK Funding Company	5.625		04-25-19	GBP	30,000	48,951
Intercontinental Exchange, Inc.	2.750		12-01-20		95,000	97,464
International Finance Corp.	7.750		12-03-16	INR	2,670,000	39,773
Jefferies LoanCore LLC (S)	6.875		06-01-20		300,000	259,500
Leeds Building Society	2.625		04-01-21	EUR	150,000	176,607
Lincoln Finance, Ltd. (S)	6.875		04-15-21	EUR	1,125,000	1,356,451
MSCI, Inc. (S)	5.250		11-15-24		200,000	206,500
MSCI, Inc. (S)	5.750		08-15-25		325,000	342,063
National Rural Utilities Cooperative Finance Corp.	1.650		02-08-19		65,000	65,248
Proven Honour Capital, Ltd.	4.125		05-19-25		300,000	304,841
RCI Banque SA	3.250		04-25-18	GBP	20,000	29,809
RCI Banque SA (S)	3.500		04-03-18		95,000	98,227
S&P Global, Inc.	2.500		08-15-18		25,000	25,389
Transworld Systems, Inc. (S)	9.500		08-15-21		300,000	144,000
Trinity Acquisition PLC	3.500		09-15-21		180,000	183,336
Voya Financial, Inc.	2.900		02-15-18		110,000	111,482
Insurance 1.1%
ACE INA Holdings, Inc.	2.300		11-03-20		160,000	162,755
ACE INA Holdings, Inc.	4.350		11-03-45		250,000	273,219
Allianz Finance II BV (5.750% to 7-8-21, then 3 month EURIBOR + 3.349%)	5.750		07-08-41	EUR	100,000	128,117
American International Group, Inc.	3.300		03-01-21		405,000	415,390
Aon PLC	2.800		03-15-21		340,000	342,195
Aon PLC	3.875		12-15-25		275,000	282,930
Assicurazioni Generali SpA	4.125		05-04-26	EUR	100,000	120,658
Assicurazioni Generali SpA	5.125		09-16-24	EUR	50,000	72,185
Aviva PLC (6.875% to 5-22-18, then 3 month EURIBOR + 3.350%)	6.875		05-22-38	EUR	50,000	60,846

36SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Financials (continued)
Insurance (continued)
AXA SA (3.875% to 10-8-25, then 11 Year Euro Swap Rate + 3.250%) (Q)	3.875		10-08-25	EUR	100,000	$111,821
AXA SA (5.250% to 4-16-20, then 3 month EURIBOR + 3.050%)	5.250		04-16-40	EUR	50,000	61,461
Cloverie PLC (7.500% until 7-24-19, then 3 month EURIBOR + 5.850%)	7.500		07-24-39	EUR	50,000	65,008
CNA Financial Corp.	3.950		05-15-24		365,000	372,455
CNA Financial Corp.	5.875		08-15-20		415,000	462,758
CNO Financial Group, Inc.	4.500		05-30-20		125,000	129,063
CNO Financial Group, Inc.	5.250		05-30-25		225,000	231,750
Fidelity National Financial, Inc.	6.600		05-15-17		220,000	229,704
First American Financial Corp.	4.600		11-15-24		245,000	248,232
HUB Holdings LLC, PIK (S)	8.125		07-15-19		457,000	429,580
HUB International, Ltd. (S)	7.875		10-01-21		425,000	416,500
HUB International, Ltd. (S)	9.250		02-15-21		125,000	130,000
Liberty Mutual Group, Inc. (S)	4.250		06-15-23		200,000	209,373
Liberty Mutual Group, Inc. (S)	4.850		08-01-44		725,000	708,305
Marsh & McLennan Companies, Inc.	3.300		03-14-23		115,000	117,330
Marsh & McLennan Companies, Inc.	3.500		03-10-25		215,000	217,241
MetLife, Inc.	5.250		06-29-20	GBP	50,000	81,818
Metropolitan Life Global Funding I (S)	1.500		01-10-18		160,000	160,444
Metropolitan Life Global Funding I	3.500		09-30-26	GBP	100,000	152,540
Nationwide Building Society (S)	3.900		07-21-25		400,000	427,260
Nationwide Building Society (4.125% to 3-20-18, then 5 Year Euro Swap Rate + 3.300%)	4.125		03-20-23	EUR	130,000	150,959
Principal Financial Group, Inc.	1.850		11-15-17		45,000	45,094
Principal Financial Group, Inc. (4.700% to 5-15-20, then 3 month LIBOR + 3.044%)	4.700		05-15-55		670,000	664,709
Principal Life Global Funding II (S)	1.500		04-18-19		45,000	44,789
Provident Companies, Inc.	7.000		07-15-18		455,000	498,783
Reinsurance Group of America, Inc.	5.000		06-01-21		105,000	114,116
Reinsurance Group of America, Inc.	5.625		03-15-17		100,000	103,052
Reinsurance Group of America, Inc.	6.450		11-15-19		390,000	440,746
RSA Insurance Group PLC (P)	5.125		10-10-45	GBP	100,000	138,047
Unum Group	3.000		05-15-21		75,000	75,318
Unum Group	4.000		03-15-24		285,000	291,068
Unum Group	5.625		09-15-20		115,000	126,722
USI, Inc. (S)	7.750		01-15-21		550,000	547,250
XLIT, Ltd.	2.300		12-15-18		120,000	120,539
XLIT, Ltd.	5.250		12-15-43		105,000	108,752
Real estate investment trusts 0.8%
American Campus Communities Operating Partnership LP	3.350		10-01-20		75,000	76,753
American Campus Communities Operating Partnership LP	3.750		04-15-23		185,000	187,368
American Campus Communities Operating Partnership LP	4.125		07-01-24		210,000	216,833
AvalonBay Communities, Inc.	3.500		11-15-25		80,000	83,303
Boston Properties LP	3.650		02-01-26		140,000	145,831
Brixmor Operating Partnership LP	3.875		08-15-22		125,000	125,198
Camden Property Trust	4.875		06-15-23		215,000	237,832
Crown Castle International Corp.	3.400		02-15-21		160,000	164,634
Crown Castle International Corp.	4.450		02-15-26		850,000	904,145
Crown Castle International Corp.	5.250		01-15-23		155,000	172,011
Crown Castle Towers LLC (S)	3.222		05-15-42		25,000	25,508
Crown Castle Towers LLC (S)	3.663		05-15-25		120,000	122,759
Crown Castle Towers LLC (S)	6.113		01-15-40		240,000	265,139
DDR Corp.	4.250		02-01-26		245,000	250,657

SEE NOTES TO FUND'S INVESTMENTS37

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Financials (continued)
Real estate investment trusts (continued)
DuPont Fabros Technology LP	5.875		09-15-21		300,000	$315,000
Equinix, Inc.	5.375		01-01-22		225,000	231,750
Equinix, Inc.	5.750		01-01-25		125,000	130,000
Essex Portfolio LP	3.375		04-15-26		305,000	307,240
Healthcare Realty Trust, Inc.	3.750		04-15-23		115,000	113,463
Healthcare Realty Trust, Inc.	5.750		01-15-21		150,000	166,552
Highwoods Realty LP	3.625		01-15-23		165,000	164,527
Host Hotels & Resorts LP	4.000		06-15-25		205,000	203,606
Iron Mountain Europe PLC (S)	6.125		09-15-22	GBP	200,000	298,501
Kilroy Realty LP	4.800		07-15-18		45,000	47,208
Kilroy Realty LP	6.625		06-01-20		145,000	165,761
Kimco Realty Corp.	3.400		11-01-22		75,000	77,127
Kimco Realty Corp.	6.875		10-01-19		20,000	22,958
MPT Operating Partnership LP	6.375		03-01-24		275,000	294,250
MPT Operating Partnership LP	6.875		05-01-21		350,000	362,425
Simon Property Group LP	2.500		09-01-20		310,000	317,035
Ventas Realty LP	1.250		04-17-17		55,000	54,924
Ventas Realty LP	2.000		02-15-18		75,000	75,091
Ventas Realty LP	4.000		04-30-19		15,000	15,687
VEREIT Operating Partnership LP	4.125		06-01-21		125,000	126,250
VEREIT Operating Partnership LP	4.875		06-01-26		150,000	153,188
WEA Finance LLC (S)	1.750		09-15-17		200,000	199,872
WEA Finance LLC (S)	3.250		10-05-20		365,000	373,146
Real estate management and development 0.4%
Agile Property Holdings, Ltd.	8.875		04-28-17		220,000	221,386
BR Malls International Finance, Ltd. (Q)(S)	8.500		07-21-16		160,000	156,000
BR Malls International Finance, Ltd. (Q)	8.500		07-21-16		30,000	29,250
Citycon OYJ	3.750		06-24-20	EUR	200,000	248,235
Citycon Treasury BV	2.500		10-01-24	EUR	200,000	234,209
Deutsche Annington Finance BV (4.000% to 12-17-21, then 5 Year Euro Swap Rate + 3.390%) (Q)	4.000		12-17-21	EUR	200,000	224,021
Greystar Real Estate Partners LLC (S)	8.250		12-01-22		275,000	286,000
Inmobiliaria Colonial SA	2.728		06-05-23	EUR	200,000	230,997
IRSA Propiedades Comerciales SA (S)	8.750		03-23-23		235,000	243,813
KWG Property Holding, Ltd.	13.250		03-22-17		200,000	214,500
Longfor Properties Company, Ltd.	6.750		01-29-23		200,000	214,531
Realogy Group LLC (S)	5.250		12-01-21		200,000	207,000
Shimao Property Holdings, Ltd.	8.375		02-10-22		200,000	224,792
Societe Fonciere Lyonnaise SA	2.250		11-16-22	EUR	200,000	235,299
The Howard Hughes Corp. (S)	6.875		10-01-21		850,000	862,750
Vonovia Finance BV	1.625		12-15-20	EUR	200,000	230,469
Thrifts and mortgage finance 0.2%
Ladder Capital Finance Holdings LLLP (S)	5.875		08-01-21		150,000	132,000
Nationstar Mortgage LLC	6.500		07-01-21		450,000	389,529
Nationstar Mortgage LLC	7.875		10-01-20		150,000	142,125
Provident Funding Associates LP (S)	6.750		06-15-21		225,000	213,188
Quicken Loans, Inc. (S)	5.750		05-01-25		650,000	615,875
Walter Investment Management Corp.	7.875		12-15-21		100,000	57,500
Health care 2.2%						20,802,827
Biotechnology 0.5%
AbbVie, Inc.	1.800		05-14-18		220,000	220,394

38SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Health care (continued)
Biotechnology (continued)
AbbVie, Inc.	2.500		05-14-20		140,000	$141,266
AbbVie, Inc.	3.200		11-06-22		125,000	127,121
AbbVie, Inc.	3.200		05-14-26		210,000	208,372
AbbVie, Inc.	3.600		05-14-25		140,000	143,454
AbbVie, Inc.	4.300		05-14-36		280,000	277,186
AbbVie, Inc.	4.400		11-06-42		210,000	206,943
AbbVie, Inc.	4.450		05-14-46		290,000	286,981
AMAG Pharmaceuticals, Inc. (S)	7.875		09-01-23		225,000	198,000
Baxalta, Inc. (S)	2.000		06-22-18		20,000	19,894
Biogen, Inc.	2.900		09-15-20		135,000	138,965
Biogen, Inc.	3.625		09-15-22		230,000	239,652
Biogen, Inc.	4.050		09-15-25		280,000	298,686
Celgene Corp.	2.125		08-15-18		25,000	25,252
Celgene Corp.	2.300		08-15-18		20,000	20,259
Celgene Corp.	3.625		05-15-24		465,000	477,764
Celgene Corp.	3.875		08-15-25		975,000	1,018,468
Celgene Corp.	4.625		05-15-44		125,000	124,542
Gilead Sciences, Inc.	3.650		03-01-26		670,000	705,596
Health care equipment and supplies 0.1%
Baxalta, Inc. (P)(S)	1.404		06-22-18		30,000	29,659
Crimson Merger Sub, Inc. (S)	6.625		05-15-22		200,000	163,250
Hill-Rom Holdings, Inc. (S)	5.750		09-01-23		125,000	127,813
Medtronic, Inc. (P)	1.434		03-15-20		150,000	151,527
Synlab Unsecured Bondco PLC (S)	8.250		07-01-23	EUR	125,000	142,211
Health care providers and services 0.9%
Acadia Healthcare Company, Inc. (S)	6.500		03-01-24		175,000	181,612
Anthem, Inc.	2.300		07-15-18		85,000	85,894
Anthem, Inc.	3.500		08-15-24		390,000	397,706
Anthem, Inc.	4.650		01-15-43		120,000	122,781
Cardinal Health, Inc.	3.750		09-15-25		135,000	144,479
Catholic Health Initiatives	1.600		11-01-17		25,000	25,082
Catholic Health Initiatives	2.600		08-01-18		120,000	121,777
Catholic Health Initiatives	2.950		11-01-22		85,000	85,642
Centene Corp. (S)	6.125		02-15-24		125,000	131,641
Centene Escrow Corp. (S)	5.625		02-15-21		150,000	156,000
Express Scripts Holding Company	3.300		02-25-21		50,000	51,761
Express Scripts Holding Company	4.500		02-25-26		620,000	663,678
HCA, Inc.	5.000		03-15-24		525,000	538,781
HCA, Inc.	5.250		06-15-26		500,000	513,750
HCA, Inc.	5.375		02-01-25		200,000	203,000
Holding Medi-Partenaires SAS	7.000		05-15-20	EUR	100,000	116,657
Humana, Inc.	2.625		10-01-19		75,000	76,481
Humana, Inc.	3.150		12-01-22		416,000	420,484
Humana, Inc.	3.850		10-01-24		260,000	270,214
Humana, Inc.	4.950		10-01-44		640,000	679,476
IASIS Healthcare LLC	8.375		05-15-19		400,000	384,000
Kaiser Foundation Hospitals	3.500		04-01-22		200,000	211,013
Molina Healthcare, Inc. (S)	5.375		11-15-22		275,000	274,665
MPH Acquisition Holdings LLC (S)	7.125		06-01-24		100,000	102,750
Opal Acquisition, Inc. (S)	8.875		12-15-21		225,000	176,063
Select Medical Corp.	6.375		06-01-21		25,000	24,063
Surgery Center Holdings, Inc. (S)	8.875		04-15-21		225,000	226,125

SEE NOTES TO FUND'S INVESTMENTS39

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Health care (continued)
Health care providers and services (continued)
Synlab Bondco PLC (S)	6.250		07-01-22	EUR	325,000	$381,092
Tenet Healthcare Corp. (P)(S)	4.134		06-15-20		350,000	347,375
Tenet Healthcare Corp.	6.750		06-15-23		425,000	399,500
Tenet Healthcare Corp.	8.125		04-01-22		250,000	251,563
UnitedHealth Group, Inc.	3.750		07-15-25		220,000	236,888
Voyage Care Bondco PLC	6.500		08-01-18	GBP	100,000	143,072
WellCare Health Plans, Inc.	5.750		11-15-20		50,000	51,813
Life sciences tools and services 0.1%
Agilent Technologies, Inc.	3.200		10-01-22		90,000	90,637
Agilent Technologies, Inc.	3.875		07-15-23		190,000	197,180
Agilent Technologies, Inc.	5.000		07-15-20		145,000	159,009
Agilent Technologies, Inc.	6.500		11-01-17		35,000	37,059
Life Technologies Corp.	6.000		03-01-20		490,000	548,314
Thermo Fisher Scientific, Inc.	3.000		04-15-23		165,000	165,516
Thermo Fisher Scientific, Inc.	4.150		02-01-24		70,000	75,030
Pharmaceuticals 0.6%
Actavis Funding SCS	2.350		03-12-18		105,000	105,844
Actavis Funding SCS	3.800		03-15-25		630,000	638,674
Actavis Funding SCS	4.550		03-15-35		145,000	142,883
Actavis, Inc.	1.875		10-01-17		110,000	110,176
Concordia Healthcare Corp. (S)	9.500		10-21-22		100,000	99,750
DPx Holdings BV (S)	7.500		02-01-22		275,000	281,875
Endo Finance LLC (S)	6.000		07-15-23		425,000	372,049
Endo Finance LLC (S)	6.000		02-01-25		250,000	216,875
JLL/Delta Dutch Pledgeco BV, PIK (S)	8.750		05-01-20		500,000	498,750
Perrigo Company PLC	2.300		11-08-18		200,000	199,146
Perrigo Finance Unlimited Company	3.500		03-15-21		200,000	203,366
Perrigo Finance Unlimited Company	4.375		03-15-26		200,000	203,324
Teva Pharmaceutical Finance Company LLC	6.150		02-01-36		115,000	134,199
Valeant Pharmaceuticals International, Inc. (S)	5.375		03-15-20		675,000	595,688
Valeant Pharmaceuticals International, Inc. (S)	5.875		05-15-23		1,923,000	1,616,522
Valeant Pharmaceuticals International, Inc. (S)	6.375		10-15-20		100,000	89,000
Valeant Pharmaceuticals International, Inc. (S)	6.750		08-15-21		300,000	264,000
Valeant Pharmaceuticals International, Inc. (S)	7.000		10-01-20		75,000	67,828
Industrials 2.8%						25,621,603
Aerospace and defense 0.3%
Accudyne Industries Borrower (S)	7.750		12-15-20		250,000	207,500
Bombardier, Inc. (S)	7.500		03-15-18		700,000	714,000
Lockheed Martin Corp.	3.550		01-15-26		245,000	259,931
Lockheed Martin Corp.	3.600		03-01-35		80,000	78,460
Lockheed Martin Corp.	3.800		03-01-45		200,000	194,811
Lockheed Martin Corp.	4.500		05-15-36		535,000	588,021
StandardAero Aviation Holdings, Inc. (S)	10.000		07-15-23		460,000	460,000
TransDigm, Inc. (S)	6.375		06-15-26		50,000	50,125
TransDigm, Inc.	6.500		07-15-24		200,000	204,000
TransDigm, Inc.	6.500		05-15-25		125,000	126,875
Airlines 0.6%
Air Canada (S)	6.750		10-01-19		50,000	52,125
Air Canada (S)	7.750		04-15-21		200,000	209,000
American Airlines 2013-1 Class B Pass Through Trust (S)	5.625		01-15-21		72,767	74,768
American Airlines 2013-1 Class C Pass Through Trust (S)	6.125		07-15-18		200,000	207,240

40SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Industrials (continued)
Airlines (continued)
American Airlines 2013-2 Class A Pass Through Trust	4.950		07-15-24		369,669	$397,394
American Airlines 2014-1 Class B Pass Through Trust	4.375		04-01-24		64,843	66,218
American Airlines 2015-1 Class B Pass Through Trust	3.700		11-01-24		127,157	124,677
American Airlines 2016-1 Class AA Pass Through Trust	3.575		07-15-29		205,000	212,749
American Airlines 2016-2 Class A Pass Through Trust	3.650		12-15-29		240,000	243,600
American Airlines Group, Inc. (S)	5.500		10-01-19		325,000	327,641
Continental Airlines 2009-1 Pass Through Trust	9.000		01-08-18		123,679	125,287
Continental Airlines 2009-2 Class A Pass Through Trust	7.250		05-10-21		24,233	27,323
Continental Airlines 2012-1 Class A Pass Through Trust	4.150		10-11-25		132,113	138,058
Continental Airlines 2012-3 Class C Pass Through Trust	6.125		04-29-18		375,000	393,750
Delta Air Lines 2007-1 Class A Pass Through Trust	6.821		02-10-24		77,622	90,041
Delta Air Lines 2009-1 Class A Pass Through Trust	7.750		06-17-21		35,395	39,642
Delta Air Lines 2010-2 Class A Pass Through Trust	4.950		11-23-20		63,980	67,659
Delta Air Lines 2011-1 Class A Pass Through Trust	5.300		10-15-20		47,414	50,496
Southwest Airlines Company	2.750		11-06-19		110,000	112,644
Southwest Airlines Company	5.750		12-15-16		125,000	127,833
United Airlines 2014-1 Class B Pass Through Trust	4.750		10-11-23		280,992	283,451
United Airlines 2014-2 Class B Pass Through Trust	4.625		03-03-24		494,492	496,965
United Continental Holdings, Inc.	6.000		12-01-20		350,000	367,500
United Continental Holdings, Inc.	6.375		06-01-18		325,000	340,454
US Airways 2010-1 Class A Pass Through Trust	6.250		10-22-24		71,107	78,928
US Airways 2012-2 Class A Pass Through Trust	4.625		12-03-26		244,599	261,692
US Airways 2013-1 Class A Pass Through Trust	3.950		05-15-27		213,528	223,137
Building products 0.1%
Ardagh Finance Holdings SA, PIK (S)	8.375		06-15-19	EUR	156,281	184,754
Builders FirstSource, Inc. (S)	7.625		06-01-21		307,000	322,350
Masonite International Corp. (S)	5.625		03-15-23		125,000	130,625
NCI Building Systems, Inc. (S)	8.250		01-15-23		150,000	160,500
Nortek, Inc.	8.500		04-15-21		375,000	392,344
Commercial services and supplies 0.2%
Brambles USA, Inc. (S)	4.125		10-23-25		90,000	94,805
Gardner Denver, Inc. (S)	6.875		08-15-21		250,000	214,375
HPHT Finance 15, Ltd. (S)	2.250		03-17-18		600,000	600,421
Mobile Mini, Inc. (S)	5.875		07-01-24		25,000	25,500
Prime Security One MS, Inc. (S)	4.875		07-15-32		100,000	78,500
Prime Security Services Borrower LLC (S)	9.250		05-15-23		150,000	156,375
Prosegur Cia de Seguridad SA	2.750		04-02-18	EUR	100,000	116,199
Red de Carreteras de Occidente SAPIB de CV (S)	9.000		06-10-28	MXN	2,000,000	109,386
Royal Capital B.V. (P)(Q)	5.500		05-05-21		200,000	203,263
Safway Group Holding LLC (S)	7.000		05-15-18		300,000	303,000
The ADT Corp.	4.125		06-15-23		175,000	162,750
The ADT Corp.	6.250		10-15-21		200,000	209,500
Construction and engineering 0.2%
CCCI Treasure, Ltd. (3.500% to 4-21-20, then 5 Year CMT + 7.192%) (Q)	3.500		04-21-20		200,000	202,711
CRCC Yupeng, Ltd. (3.950% to 8-1-19, then 5 Year CMT + 7.251%) (Q)	3.950		08-01-19		200,000	206,152
Heathrow Funding, Ltd.	1.500		02-11-32	EUR	200,000	214,753
Heathrow Funding, Ltd. (S)	4.875		07-15-23		595,000	639,589
Heathrow Funding, Ltd.	5.225		02-15-23	GBP	50,000	84,347
Swissport Investments SA (S)	6.750		12-15-21	EUR	100,000	114,856
Transurban Finance Company Property, Ltd.	1.875		09-16-24	EUR	300,000	342,877
Transurban Finance Company Property, Ltd. (S)	4.125		02-02-26		50,000	51,953

SEE NOTES TO FUND'S INVESTMENTS41

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Industrials (continued)
Electrical equipment 0.0%
Roper Industries, Inc.	1.850		11-15-17		100,000	$100,219
Industrial conglomerates 0.2%
Alliance Global Group, Inc.	6.500		08-18-17		150,000	157,178
Danaher Corp.	4.375		09-15-45		245,000	274,357
General Electric Company	4.500		03-11-44		240,000	267,159
General Electric Company	5.875		01-14-38		257,000	337,432
Roper Technologies, Inc.	2.050		10-01-18		120,000	121,006
Roper Technologies, Inc.	3.000		12-15-20		210,000	215,009
Roper Technologies, Inc.	3.850		12-15-25		205,000	214,117
SM Investments Corp.	4.250		10-17-19		200,000	209,093
Machinery 0.3%
Apex Tool Group LLC (S)	7.000		02-01-21		675,000	600,750
BlueLine Rental Finance Corp. (S)	7.000		02-01-19		250,000	211,250
Case New Holland Industrial, Inc.	7.875		12-01-17		50,000	53,500
CNH Industrial Capital LLC	6.250		11-01-16		75,000	76,219
Flowserve Corp.	1.250		03-17-22	EUR	150,000	158,721
Loxam SAS	7.000		07-23-22	EUR	100,000	119,947
Loxam SAS (S)	7.000		07-23-22	EUR	225,000	269,880
Manitowoc Foodservice, Inc. (S)	9.500		02-15-24		75,000	82,500
Milacron LLC (S)	7.750		02-15-21		350,000	359,625
SIG Combibloc Holdings SCA (S)	7.750		02-15-23	EUR	625,000	743,949
Stanley Black & Decker, Inc.	2.451		11-17-18		230,000	234,231
Professional services 0.1%
CEB, Inc. (S)	5.625		06-15-23		400,000	397,000
FTI Consulting, Inc.	6.000		11-15-22		275,000	290,125
Manpowergroup, Inc.	4.500		06-22-18	EUR	100,000	120,193
Road and rail 0.2%
ERAC USA Finance LLC (S)	2.800		11-01-18		20,000	20,363
ERAC USA Finance LLC (S)	3.800		11-01-25		170,000	177,698
ERAC USA Finance LLC (S)	6.375		10-15-17		100,000	106,323
Europcar Groupe SA (S)	5.750		06-15-22	EUR	150,000	175,892
JB Hunt Transport Services, Inc.	2.400		03-15-19		45,000	44,895
Kansas City Southern (S)	2.350		05-15-20		200,000	197,318
National Express Group PLC	6.250		01-13-17	GBP	50,000	74,457
OPE KAG Finance Sub, Inc. (S)	7.875		07-31-23		150,000	150,750
Penske Truck Leasing Company LP (S)	2.500		06-15-19		115,000	114,403
Penske Truck Leasing Company LP (S)	2.875		07-17-18		65,000	65,716
Penske Truck Leasing Company LP (S)	3.750		05-11-17		25,000	25,502
Watco Companies LLC (S)	6.375		04-01-23		244,000	244,305
Trading companies and distributors 0.4%
American Builders & Contractors Supply Company, Inc. (S)	5.750		12-15-23		125,000	130,000
Ashtead Capital, Inc. (S)	6.500		07-15-22		375,000	391,641
Beacon Roofing Supply, Inc.	6.375		10-01-23		400,000	424,000
GATX Corp.	1.250		03-04-17		100,000	99,751
GATX Corp.	2.375		07-30-18		45,000	44,802
GATX Corp.	2.500		07-30-19		75,000	74,578
GATX Corp.	2.600		03-30-20		80,000	78,529
GATX Corp.	3.250		03-30-25		255,000	239,913
GATX Corp.	3.500		07-15-16		140,000	140,396
GATX Corp.	4.500		03-30-45		95,000	84,386
GATX Corp.	4.850		06-01-21		225,000	238,593

42SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Industrials (continued)
Trading companies and distributors (continued)
H&E Equipment Services, Inc.	7.000		09-01-22		200,000	$206,000
International Lease Finance Corp. (P)	2.584		06-15-16		160,000	160,013
Matalan Finance PLC (S)	6.875		06-01-19	GBP	100,000	119,468
Reliance Intermediate Holdings LP (S)	6.500		04-01-23		400,000	419,000
United Rentals North America, Inc.	7.625		04-15-22		100,000	106,438
Univar USA, Inc. (S)	6.750		07-15-23		450,000	453,555
Transportation infrastructure 0.2%
Atlantia SpA	6.250		06-09-22	GBP	100,000	176,438
Autoridad del Canal de Panama (S)	4.950		07-29-35		200,000	209,881
Burlington Northern Santa Fe LLC	4.150		04-01-45		155,000	161,192
Burlington Northern Santa Fe LLC	5.400		06-01-41		235,000	282,112
DP World, Ltd.	6.850		07-02-37		800,000	842,029
Transnet SOC, Ltd.	4.000		07-26-22		200,000	181,926
Information technology 1.9%						17,698,458
Communications equipment 0.1%
Adria Bidco BV (S)	7.875		11-15-20	EUR	300,000	354,269
Cisco Systems, Inc.	1.600		02-28-19		20,000	20,185
CommScope Holding Company, Inc. (S)	6.625		06-01-20		25,000	25,844
CommScope Technologies Finance LLC (S)	6.000		06-15-25		450,000	457,875
CommScope, Inc. (S)	4.375		06-15-20		50,000	51,500
Harris Corp.	1.999		04-27-18		75,000	74,924
Harris Corp.	2.700		04-27-20		45,000	44,814
Harris Corp.	3.832		04-27-25		155,000	160,720
Harris Corp.	4.854		04-27-35		190,000	203,657
Electronic equipment, instruments and components 0.2%
Amphenol Corp.	1.550		09-15-17		85,000	84,801
Amphenol Corp.	3.125		09-15-21		200,000	202,897
Arrow Electronics, Inc.	3.000		03-01-18		30,000	30,164
Arrow Electronics, Inc.	3.500		04-01-22		190,000	190,780
Arrow Electronics, Inc.	4.500		03-01-23		185,000	192,350
Avnet, Inc.	4.625		04-15-26		105,000	106,310
Avnet, Inc.	4.875		12-01-22		260,000	278,387
Avnet, Inc.	6.625		09-15-16		45,000	45,647
Keysight Technologies, Inc.	3.300		10-30-19		665,000	664,210
Zebra Technologies Corp.	7.250		10-15-22		350,000	373,188
Internet software and services 0.4%
Alibaba Group Holding, Ltd.	3.125		11-28-21		430,000	433,686
Alibaba Group Holding, Ltd.	3.600		11-28-24		335,000	334,919
Ancestry.com Holdings LLC, PIK (S)	9.625		10-15-18		500,000	509,375
Ancestry.com, Inc.	11.000		12-15-20		200,000	216,000
Baidu, Inc.	2.750		06-09-19		200,000	201,544
EarthLink, Inc.	7.375		06-01-20		125,000	131,250
Match Group, Inc. (S)	6.375		06-01-24		150,000	153,000
Match Group, Inc. (S)	6.750		12-15-22		292,000	302,220
Rackspace Hosting, Inc. (S)	6.500		01-15-24		325,000	325,000
Tencent Holdings, Ltd. (S)	2.000		05-02-17		200,000	200,811
Tencent Holdings, Ltd. (S)	2.875		02-11-20		255,000	259,165
Tencent Holdings, Ltd.	3.800		02-11-25		325,000	336,961
Zayo Group LLC	6.375		05-15-25		150,000	156,000
IT services 0.5%
Alliance Data Systems Corp. (S)	5.375		08-01-22		250,000	242,500

SEE NOTES TO FUND'S INVESTMENTS43

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Information technology (continued)
IT services (continued)
Alliance Data Systems Corp. (S)	6.375		04-01-20		425,000	$431,375
Corelogic, Inc.	7.250		06-01-21		525,000	546,000
Fidelity National Information Services, Inc.	1.450		06-05-17		70,000	69,655
Fidelity National Information Services, Inc.	3.500		04-15-23		210,000	212,385
First Data Corp. (S)	5.375		08-15-23		550,000	563,750
First Data Corp. (S)	7.000		12-01-23		925,000	937,719
Lender Processing Services, Inc.	5.750		04-15-23		288,000	302,400
Visa, Inc.	4.150		12-14-35		520,000	566,270
Visa, Inc.	4.300		12-14-45		320,000	352,972
Xerox Corp.	2.950		03-15-17		45,000	45,270
Semiconductors and semiconductor equipment 0.2%
Anstock II, Ltd.	2.125		07-24-17		200,000	199,406
Micron Technology, Inc. (S)	5.250		08-01-23		225,000	190,688
Microsemi Corp. (S)	9.125		04-15-23		325,000	356,688
NXP BV (S)	4.125		06-01-21		275,000	277,063
NXP BV (S)	5.750		02-15-21		200,000	208,250
NXP BV (S)	5.750		03-15-23		275,000	288,063
Sensata Technologies UK Financing Company PLC (S)	6.250		02-15-26		325,000	341,250
Software 0.1%
Blue Coat Holdings, Inc. (S)	8.375		06-01-23		350,000	375,813
Microsoft Corp.	4.200		11-03-35		255,000	282,534
Microsoft Corp.	4.450		11-03-45		200,000	222,765
SS&C Technologies Holdings, Inc.	5.875		07-15-23		175,000	182,000
Technology hardware, storage and peripherals 0.4%
Apple, Inc.	1.700		02-22-19		50,000	50,463
Apple, Inc.	2.250		02-23-21		365,000	370,450
Apple, Inc.	3.050		07-31-29	GBP	100,000	147,854
Hewlett Packard Enterprise Company (S)	2.450		10-05-17		750,000	756,559
Western Digital Corp. (S)	7.375		04-01-23		875,000	912,188
Western Digital Corp. (S)	10.500		04-01-24		1,105,000	1,143,675
Materials 2.5%						23,073,946
Chemicals 0.4%
Albemarle Corp.	1.875		12-08-21	EUR	150,000	167,870
Braskem Finance, Ltd.	5.750		04-15-21		200,000	196,750
Eastman Chemical Company	1.500		05-26-23	EUR	100,000	112,169
Hexion US Finance Corp.	6.625		04-15-20		700,000	593,250
Hexion, Inc.	10.000		04-15-20		125,000	116,875
Huntsman International LLC	4.875		11-15-20		50,000	50,875
INEOS Group Holdings SA (S)	6.125		08-15-18		200,000	203,000
LYB International Finance BV	4.000		07-15-23		320,000	337,344
LyondellBasell Industries NV	5.000		04-15-19		250,000	268,180
Platform Specialty Products Corp. (S)	6.500		02-01-22		200,000	177,500
Platform Specialty Products Corp. (S)	10.375		05-01-21		225,000	228,938
PQ Corp. (S)	6.750		11-15-22		250,000	260,625
Solvay Finance America LLC (S)	3.400		12-03-20		285,000	292,887
Solvay Finance America LLC (S)	4.450		12-03-25		220,000	225,497
The Dow Chemical Company	8.550		05-15-19		140,000	165,811
The Scotts Miracle-Gro Company (S)	6.000		10-15-23		150,000	159,000
W.R. Grace & Company (S)	5.125		10-01-21		75,000	77,765
Construction materials 0.5%
Cemex Finance LLC	9.375		10-12-22		200,000	218,000

44SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Materials (continued)
Construction materials (continued)
Cemex Finance LLC (S)	9.375		10-12-22		825,000	$899,250
Cemex SAB de CV	7.750		04-16-26		200,000	210,250
Grupo Cementos de Chihuahua SAB de CV (S)	8.125		02-08-20		200,000	208,950
Holcim GB Finance, Ltd.	8.750		04-24-17	GBP	50,000	76,988
Holcim US Finance Sarl & Cie SCS (S)	5.150		09-12-23		230,000	251,206
Holcim US Finance Sarl & Cie SCS (S)	6.000		12-30-19		280,000	310,537
James Hardie International Finance, Ltd. (S)	5.875		02-15-23		200,000	203,000
Martin Marietta Materials, Inc. (P)	1.729		06-30-17		130,000	129,084
Martin Marietta Materials, Inc.	4.250		07-02-24		350,000	365,751
Pfleiderer GmbH	7.875		08-01-19	EUR	450,000	525,606
Votorantim Cimentos SA	3.250		04-25-21	EUR	100,000	96,638
Votorantim Cimentos SA (S)	3.250		04-25-21	EUR	100,000	96,638
Votorantim Cimentos SA	7.250		04-05-41		200,000	180,000
Vulcan Materials Company	7.500		06-15-21		165,000	197,588
West China Cement, Ltd.	6.500		09-11-19		200,000	209,883
Containers and packaging 0.3%
AEP Industries, Inc.	8.250		04-15-19		250,000	255,000
Ardagh Finance Holdings SA, PIK	8.375		06-15-19	EUR	108,550	128,328
Ardagh Finance Holdings SA, PIK (S)	8.625		06-15-19		662,407	682,279
Ardagh Packaging Finance PLC (P)(S)	3.634		12-15-19		200,000	200,500
Ardagh Packaging Finance PLC (S)	6.000		06-30-21		200,000	197,000
Ardagh Packaging Finance PLC (S)	6.750		01-31-21		200,000	201,500
Ardagh Packaging Finance PLC (S)	7.250		05-15-24		300,000	305,250
Ball Corp.	4.000		11-15-23		50,000	48,938
Beverage Packaging Holdings Luxembourg II SA (S)	6.000		06-15-17		575,000	575,000
Cascades, Inc. (S)	5.500		07-15-22		125,000	121,875
Crown Cork & Seal Company, Inc.	7.375		12-15-26		100,000	110,000
JH-Holding Finance SA, PIK	8.250		12-01-22	EUR	100,000	118,566
Pactiv LLC	7.950		12-15-25		175,000	176,750
Metals and mining 1.2%
Alcoa, Inc.	6.150		08-15-20		550,000	590,906
Aleris International, Inc.	7.875		11-01-20		175,000	153,125
ALROSA Finance SA	7.750		11-03-20		200,000	223,950
ArcelorMittal	10.850		06-01-19		450,000	529,875
BHP Billiton Finance USA, Ltd.	1.625		02-24-17		95,000	95,190
BlueScope Steel Finance, Ltd. (S)	6.500		05-15-21		500,000	513,750
BlueScope Steel, Ltd. (S)	7.125		05-01-18		375,000	386,250
Carpenter Technology Corp.	4.450		03-01-23		185,000	174,622
Carpenter Technology Corp.	5.200		07-15-21		195,000	192,581
Constellium NV (S)	7.875		04-01-21		500,000	507,500
Corp. Nacional del Cobre de Chile	4.500		09-16-25		500,000	508,527
Corp. Nacional del Cobre de Chile	6.150		10-24-36		125,000	138,041
Eldorado Gold Corp. (S)	6.125		12-15-20		325,000	305,500
FMG Resources August 2006 Pty, Ltd. (S)	9.750		03-01-22		450,000	482,063
Freeport-McMoRan, Inc.	2.375		03-15-18		275,000	266,750
Freeport-McMoRan, Inc.	3.100		03-15-20		150,000	137,484
Freeport-McMoRan, Inc.	3.550		03-01-22		50,000	42,000
Freeport-McMoRan, Inc.	4.000		11-14-21		200,000	173,500
Freeport-McMoRan, Inc.	5.400		11-14-34		225,000	170,438
Fresnillo PLC	5.500		11-13-23		200,000	214,500
Fresnillo PLC (S)	5.500		11-13-23		200,000	214,500
Goldcorp, Inc.	2.125		03-15-18		215,000	214,245

SEE NOTES TO FUND'S INVESTMENTS45

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Materials (continued)
Metals and mining (continued)
Goldcorp, Inc.	3.625		06-09-21		180,000	$181,275
HudBay Minerals, Inc.	9.500		10-01-20		775,000	643,250
Joseph T Ryerson & Son, Inc. (S)	11.000		05-15-22		550,000	565,125
Kinross Gold Corp.	3.625		09-01-16		35,000	35,000
Lundin Mining Corp. (S)	7.500		11-01-20		325,000	330,688
Lundin Mining Corp. (S)	7.875		11-01-22		150,000	154,125
Novelis, Inc.	8.750		12-15-20		475,000	492,813
Nyrstar Netherlands Holdings BV	8.500		09-15-19	EUR	100,000	107,707
Nyrstar Netherlands Holdings BV (S)	8.500		09-15-19	EUR	450,000	484,683
Petra Diamonds US Treasury PLC (S)	8.250		05-31-20		270,000	256,500
Reliance Steel & Aluminum Company	4.500		04-15-23		130,000	132,380
Rio Tinto Finance USA PLC	2.250		12-14-18		55,000	55,367
Southern Copper Corp.	5.250		11-08-42		155,000	127,711
Southern Copper Corp.	5.875		04-23-45		100,000	86,996
Teck Resources, Ltd.	2.500		02-01-18		50,000	50,375
Teck Resources, Ltd.	6.000		08-15-40		150,000	100,500
Teck Resources, Ltd.	6.250		07-15-41		200,000	141,000
Teck Resources, Ltd. (S)	8.000		06-01-21		100,000	102,250
Teck Resources, Ltd. (S)	8.500		06-01-24		100,000	102,625
Vale Overseas, Ltd.	4.375		01-11-22		70,000	62,922
Vale Overseas, Ltd.	6.875		11-21-36		365,000	302,950
Paper and forest products 0.1%
Celulosa Arauco y Constitucion SA	4.500		08-01-24		200,000	205,500
International Paper Company	3.650		06-15-24		245,000	251,811
Mercer International, Inc.	7.000		12-01-19		275,000	277,063
Mercer International, Inc.	7.750		12-01-22		150,000	151,125
Norbord, Inc. (S)	6.250		04-15-23		175,000	178,500
West Fraser Timber Company, Ltd. (S)	4.350		10-15-24		335,000	323,717
Telecommunication services 2.3%						21,382,994
Communications equipment 0.1%
Altice US Finance II Corp. (S)	7.750		07-15-25		600,000	622,500
GTH Finance BV (S)	6.250		04-26-20		200,000	202,000
Diversified telecommunication services 1.6%
Altice Financing SA (S)	7.500		05-15-26		700,000	699,125
AT&T, Inc.	2.300		03-11-19		110,000	111,498
AT&T, Inc.	4.800		06-15-44		300,000	300,203
B Communications, Ltd. (S)	7.375		02-15-21		450,000	481,500
CenturyLink, Inc.	7.500		04-01-24		300,000	296,813
Eutelsat SA	3.125		10-10-22	EUR	100,000	124,749
Frontier Communications Corp. (S)	8.875		09-15-20		425,000	451,031
Grain Spectrum Funding LLC (S)	4.000		10-10-18		505,000	504,089
GTP Acquisition Partners I LLC (S)	2.350		06-15-20		330,000	333,300
Intelsat Jackson Holdings SA	7.250		10-15-20		175,000	122,063
Intelsat Jackson Holdings SA (S)	8.000		02-15-24		300,000	305,625
Level 3 Communications, Inc.	5.750		12-01-22		225,000	230,063
Level 3 Financing, Inc. (S)	5.250		03-15-26		125,000	124,688
Level 3 Financing, Inc.	5.375		08-15-22		850,000	862,750
Level 3 Financing, Inc.	5.625		02-01-23		325,000	331,906
Level 3 Financing, Inc.	6.125		01-15-21		75,000	78,375
OTE PLC	7.875		02-07-18	EUR	455,000	544,244
PCCW Capital No. 4, Ltd.	5.750		04-17-22		200,000	224,707

46SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Telecommunication services (continued)
Diversified telecommunication services (continued)
Sable International Finance, Ltd. (S)	6.875		08-01-22		400,000	$409,000
SmarTone Finance, Ltd.	3.875		04-08-23		200,000	197,415
T-Mobile USA, Inc.	6.000		03-01-23		375,000	390,938
T-Mobile USA, Inc.	6.000		04-15-24		250,000	260,525
T-Mobile USA, Inc.	6.375		03-01-25		125,000	130,938
T-Mobile USA, Inc.	6.500		01-15-24		75,000	79,594
T-Mobile USA, Inc.	6.500		01-15-26		1,125,000	1,188,984
T-Mobile USA, Inc.	6.731		04-28-22		70,000	73,413
TDF Infrastructure SAS	2.875		10-19-22	EUR	200,000	239,773
Telecom Italia SpA	5.875		05-19-23	GBP	50,000	79,663
Telefonica Emisiones SAU	4.570		04-27-23		245,000	265,976
Telefonica Emisiones SAU	4.710		01-20-20	EUR	100,000	128,248
Telefonica Emisiones SAU	5.375		02-02-18	GBP	50,000	76,971
Telefonica Europe BV (4.200% to 12-4-19, then 5 Year Euro Swap Rate + 3.806%) (Q)	1.760		12-14-19	EUR	100,000	111,332
United Group BV	7.875		11-15-20	EUR	475,000	560,927
UPC Holding BV (S)	6.750		03-15-23	EUR	200,000	240,936
UPC Holding BV (S)	6.750		03-15-23	CHF	175,000	190,405
Verizon Communications, Inc.	3.650		09-14-18		205,000	215,017
Verizon Communications, Inc.	4.500		09-15-20		330,000	361,963
Verizon Communications, Inc.	6.400		09-15-33		1,840,000	2,297,818
Wind Acquisition Finance SA (P)(S)	3.751		07-15-20	EUR	100,000	108,205
Wind Acquisition Finance SA (S)	7.000		04-23-21	EUR	100,000	106,816
Wind Acquisition Finance SA (S)	7.375		04-23-21		875,000	827,969
Wireless telecommunication services 0.6%
CC Holdings GS V LLC	2.381		12-15-17		290,000	292,868
CC Holdings GS V LLC	3.849		04-15-23		560,000	582,420
Digicel Group, Ltd. (S)	8.250		09-30-20		625,000	542,188
Digicel Group, Ltd.	8.250		09-30-20		200,000	173,500
Rogers Communications, Inc.	3.625		12-15-25		170,000	178,942
SBA Tower Trust (S)	2.240		04-16-18		125,000	124,059
SBA Tower Trust (S)	2.898		10-15-44		470,000	470,080
SBA Tower Trust (S)	2.933		12-15-42		630,000	628,641
SBA Tower Trust (S)	3.156		10-15-45		360,000	358,441
SBA Tower Trust (S)	3.598		04-15-43		570,000	575,449
SBA Tower Trust (S)	3.869		10-15-49		360,000	359,949
Sprint Capital Corp.	8.750		03-15-32		975,000	787,313
TBG Global Pte, Ltd.	5.250		02-10-22		400,000	396,935
VimpelCom Holdings BV (S)	5.200		02-13-19		200,000	204,654
VimpelCom Holdings BV (S)	7.504		03-01-22		200,000	213,500
Utilities 1.3%						12,005,465
Electric utilities 0.9%
Alabama Power Company	3.750		03-01-45		300,000	295,985
American Transmission Systems, Inc. (S)	5.000		09-01-44		100,000	104,672
Appalachian Power Company	4.450		06-01-45		80,000	83,761
Appalachian Power Company	6.375		04-01-36		115,000	143,215
Comision Federal de Electricidad (S)	4.875		01-15-24		200,000	205,000
Eastern Power Networks PLC	5.750		03-08-24	GBP	30,000	52,784
Empresas Publicas de Medellin ESP	7.625		09-10-24	COP	153,000,000	42,804
Enel Finance International NV	5.625		08-14-24	GBP	50,000	87,107
Enel SpA (5.000% to 1-15-20, then 5 Year Euro Swap Rate + 3.648%)	5.000		01-15-75	EUR	100,000	117,199
Energy Future Intermediate Holding Company LLC (H)(S)	11.750		03-01-22		833,097	960,145

SEE NOTES TO FUND'S INVESTMENTS47

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^		Value
Utilities (continued)
Electric utilities (continued)
ESB Finance, Ltd.	6.500		03-05-20	GBP	50,000	$84,597
Eskom Holdings SOC, Ltd.	6.750		08-06-23		200,000	183,121
Eskom Holdings SOC, Ltd.	7.125		02-11-25		800,000	732,473
Eskom Holdings, Ltd.	5.750		01-26-21		800,000	736,433
Exelon Corp.	1.550		06-09-17		120,000	120,005
Exelon Corp.	2.850		06-15-20		100,000	102,219
FirstEnergy Corp.	4.250		03-15-23		255,000	263,208
FirstEnergy Transmission LLC (S)	4.350		01-15-25		195,000	203,951
Infinis PLC (S)	7.000		02-15-19	GBP	200,000	293,221
IPALCO Enterprises, Inc.	5.000		05-01-18		85,000	88,825
Israel Electric Corp., Ltd. (S)	6.875		06-21-23		250,000	295,220
Lamar Funding, Ltd.	3.958		05-07-25		200,000	183,960
Majapahit Holding BV	7.875		06-29-37		100,000	120,750
MidAmerican Energy Company	4.250		05-01-46		175,000	191,812
Monongahela Power Company (S)	5.400		12-15-43		200,000	242,330
Monongahela Power Company (S)	5.700		03-15-17		25,000	25,794
NextEra Energy Capital Holdings, Inc.	2.300		04-01-19		30,000	30,295
Pennsylvania Electric Company	6.150		10-01-38		180,000	199,401
Perusahaan Listrik Negara PT	5.250		10-24-42		400,000	370,000
PPL Capital Funding, Inc.	1.900		06-01-18		55,000	54,955
Public Service Company of Oklahoma	5.150		12-01-19		35,000	38,619
San Diego Gas & Electric Company	1.914		02-01-22		55,714	55,310
Scottish Power UK PLC	8.375		02-20-17	GBP	20,000	30,434
Southern Power Company	1.850		12-01-17		25,000	25,142
The Southern Company	1.350		07-01-21		20,000	20,037
The Southern Company	1.550		07-01-18		30,000	30,026
The Southern Company	1.850		07-01-19		100,000	100,248
The Southern Company	2.950		07-01-23		260,000	262,718
The Southern Company	3.250		07-01-26		285,000	286,961
The Southern Company	4.250		07-01-36		280,000	285,361
The Southern Company	4.400		07-01-46		285,000	288,960
Zhejiang Energy Group Hong Kong, Ltd.	2.300		09-30-17		200,000	199,847
Independent power and renewable electricity producers 0.3%
AES Corp. (P)	3.635		06-01-19		75,000	74,719
AES Corp.	5.500		03-15-24		425,000	429,117
AES Corp.	6.000		05-15-26		200,000	202,750
Calpine Corp.	5.375		01-15-23		500,000	488,594
Dynegy, Inc.	6.750		11-01-19		325,000	325,813
Exelon Generation Company LLC	2.950		01-15-20		260,000	264,097
IPALCO Enterprises, Inc.	3.450		07-15-20		235,000	237,350
NRG Energy, Inc.	6.625		03-15-23		425,000	421,813
NRG Energy, Inc. (S)	7.250		05-15-26		400,000	399,500
TerraForm Power Operating LLC (S)	5.875		02-01-23		50,000	44,250
TerraForm Power Operating LLC (S)	6.125		06-15-25		200,000	172,500
Multi-utilities 0.1%
Columbia Pipeline Group, Inc.	2.450		06-01-18		60,000	59,895
Dominion Resources, Inc. (S)	2.125		02-15-18		110,000	109,946
Dominion Resources, Inc.	2.962		07-01-19		125,000	125,791
Enable Oklahoma Intrastate Transmission LLC (S)	6.250		03-15-20		70,000	63,921
NiSource Finance Corp.	6.400		03-15-18		5,000	5,394
Sempra Energy	2.850		11-15-20		125,000	127,815
Teco Energy, Inc. (P)	1.229		04-10-18		180,000	177,056

48SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

Rate (%	)	Maturity date	Par value^	Value
Utilities (continued)
Water utilities 0.0%
Severn Trent Utilities Finance PLC	6.125	02-26-24	GBP	20,000	$36,239
Convertible bonds 0.0%	$287,507
(Cost $232,368)
Consumer discretionary 0.0%	27,369
Automobiles 0.0%
Tesla Motors, Inc.	0.250	03-01-19	29,000	27,369
Information technology 0.0%	260,138
Internet software and services 0.0%
MercadoLibre, Inc.	2.250	07-01-19	210,000	260,138
Municipal bonds 0.4%	$3,615,113
(Cost $3,330,465)
Chicago Metropolitan Water Reclamation District (Illinois)	5.720	12-01-38	165,000	201,445
City of Chicago (Illinois)	6.395	01-01-40	150,000	204,608
City of New York (New York)	6.271	12-01-37	115,000	156,850
Commonwealth of Puerto Rico, Series A	8.000	07-01-35	475,000	309,938
Denver City & County School District No. 1 (Colorado)	4.242	12-15-37	130,000	140,417
District of Columbia	5.591	12-01-34	40,000	51,284
East Bay Municipal Utility District (California)	5.874	06-01-40	135,000	180,610
Florida Hurricane Catastrophe Fund Finance Corp., Series A	1.298	07-01-16	250,000	250,163
Florida Hurricane Catastrophe Fund Finance Corp., Series A	2.995	07-01-20	265,000	273,867
Florida State Board of Administration Finance Corp.	2.163	07-01-19	170,000	173,021
JobsOhio Beverage System	4.532	01-01-35	125,000	142,594
Los Angeles Department of Airports (California)	7.053	05-15-40	185,000	272,906
Maryland State Transportation Authority	5.888	07-01-43	125,000	164,748
Metropolitan Transportation Authority (New York)	7.336	11-15-39	55,000	85,788
North Carolina Eastern Municipal Power Agency	1.561	07-01-17	75,000	75,395
North Carolina Eastern Municipal Power Agency	2.003	07-01-18	5,000	5,048
Port Authority of New York & New Jersey	4.458	10-01-62	340,000	373,803
South Carolina State Public Service Authority	4.322	12-01-27	260,000	284,996
State of Oregon	5.892	06-01-27	60,000	77,585
University of California (P)	0.934	07-01-41	85,000	85,017
University of California	4.131	05-15-45	60,000	62,882
Virginia Commonwealth Transportation Board	5.350	05-15-35	35,000	42,148
Term loans (M) 5.8%	$54,095,608
(Cost $54,456,442)
Consumer discretionary 1.9%	17,389,888
Auto components 0.0%
MPG Holdco I, Inc.	3.750	10-20-21	78,373	78,247
TI Group Automotive Systems LLC	4.500	06-30-22	124,375	124,686
Commercial services and supplies 0.0%
Prime Security Services Borrower LLC (T)	TBD	07-01-22	50,000	50,050
Diversified consumer services 0.1%
Standard Aero, Ltd.	5.250	07-07-22	248,750	247,506
The ServiceMaster Company LLC	4.250	07-01-21	173,678	174,437
WASH Multifamily Laundry Systems LLC	4.250	05-14-22	29,582	29,287
WASH Multifamily Laundry Systems LLC	4.250	05-14-22	168,918	167,228
Hotels, restaurants and leisure 0.4%
American Casino & Entertainment Properties LLC	4.750	07-07-22	43,693	43,802
AMF Bowling Centers, Inc.	7.250	09-18-21	74,246	73,829
CCM Merger, Inc.	4.500	08-08-21	170,954	171,382

SEE NOTES TO FUND'S INVESTMENTS49

Spectrum Income Fund

	Rate (%	)		Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
CityCenter Holdings LLC	4.250			10-16-20	321,333	$322,270
Eldorado Resorts, Inc.	4.250			07-23-22	149,124	149,249
Equinox Holdings, Inc.	5.000			01-31-20	246,613	246,150
Four Seasons Holdings, Inc.	3.500			06-27-20	171,258	171,329
Four Seasons Holdings, Inc.	6.250			12-27-20	275,000	274,542
Graton Economic Development Authority	4.750			09-01-22	118,640	118,862
Hilton Worldwide Finance LLC	3.500			10-26-20	55,592	55,739
Intrawest Operations Group LLC	5.000			12-09-20	67,992	67,964
La Quinta Intermediate Holdings LLC	3.750			04-14-21	172,677	170,302
Las Vegas Sands LLC	3.250			12-19-20	215,050	215,151
Life Time Fitness, Inc.	4.250			06-10-22	372,811	370,947
New Red Finance, Inc.	3.750			12-10-21	626,504	627,679
Peninsula Gaming LLC	4.250			11-20-17	184,007	183,892
Playa Resorts Holding BV	4.000			08-09-19	98,922	97,892
Sabre GLBL, Inc.	4.000			02-19-19	199,485	199,942
Station Casinos LLC (T)			TBD	05-23-23	125,000	125,156
Station Casinos LLC	4.250			03-02-20	68,494	68,601
World Endurance Holdings	5.250			06-26-21	98,496	98,004
Household durables 0.0%
Leslie's Poolmart, Inc.	4.250			10-16-19	174,548	173,675
Internet and catalog retail 0.0%
Travelport Finance Luxembourg Sarl	5.750			09-02-21	271,359	271,868
Leisure products 0.0%
ClubCorp Club Operations, Inc.	4.250			12-15-22	100,000	100,167
Media 0.9%
Acosta, Inc.	4.250			09-26-21	221,636	219,882
Advantage Sales & Marketing, Inc.	4.250			07-23-21	98,500	97,884
Altice US Finance I Corp.	4.250			12-14-22	324,188	324,323
AMC Entertainment, Inc.	4.000			12-15-22	24,875	24,963
ASP NEP	10.000			07-22-20	25,000	23,313
Cengage Learning Acquisitions, Inc. (T)			TBD	05-17-23	375,000	374,414
Cengage Learning Acquisitions, Inc.	7.000			03-31-20	124,926	124,574
Charter Communications Operating LLC	3.500			01-24-23	225,000	225,884
Creative Artists Agency LLC	5.500			12-17-21	24,688	24,726
Cumulus Media Holdings, Inc.	4.250			12-23-20	394,242	277,941
Delta 2 Lux Sarl	4.750			07-30-21	627,650	619,647
Delta 2 Lux Sarl	7.750			07-31-22	225,000	214,688
Entercom Radio LLC	4.044			11-23-18	170,760	170,546
Gray Television, Inc.	4.250			06-13-21	149,625	150,093
Houghton Mifflin Harcourt Publishers, Inc.	4.000			05-31-21	74,438	73,600
iHeartCommunications, Inc.	7.205			01-30-19	1,250,000	958,854
Lions Gate Entertainment Corp.	5.000			03-17-22	375,000	372,188
McGraw-Hill Global Education Holdings LLC	5.000			05-04-22	300,000	301,375
MGOC, Inc.	4.000			07-31-20	249,133	249,008
NEP/NCP Holdco, Inc.	4.250			01-22-20	173,063	167,438
Neptune Finco Corp.	5.000			10-09-22	825,000	829,125
Numericable US LLC	5.000			01-15-24	225,000	225,281
Telenet Group Holding NV (T)			TBD	06-30-24	50,000	50,156
Townsquare Media, Inc.	4.250			04-01-22	200,014	199,348
Tribune Media Company	3.750			12-27-20	152,708	152,580
Univision Communications, Inc.	4.000			03-01-20	782,944	782,361
Virgin Media Investment Holdings, Ltd.	3.649			06-30-23	151,497	151,392

50SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)		Maturity date	Par value^	Value
Consumer discretionary (continued)
Media (continued)
WideOpenWest Finance LLC	4.500			04-01-19	215,308	$214,860
William Morris Endeavor Entertainment LLC	8.250			05-06-22	250,000	246,250
Yankee Cable Acquisition LLC	4.250			03-01-20	335,522	335,732
Multiline retail 0.2%
Dollar Tree, Inc.	3.500			07-06-22	60,656	60,753
Dollar Tree, Inc.	4.250			07-06-22	175,000	174,836
JC Penney Corp., Inc.	6.000			05-22-18	1,047,402	1,047,185
Neiman Marcus Group, Ltd.	4.250			10-25-20	258,347	236,468
Specialty retail 0.3%
Academy, Ltd.	5.000			07-01-22	1,118,709	1,082,817
Jo-Ann Stores, Inc. (T)			TBD	03-19-18	75,000	75,094
KAR Auction Services, Inc.	4.250			03-09-23	150,000	150,750
Party City Holdings, Inc.	4.250			08-19-22	174,115	173,593
PetSmart, Inc.	4.250			03-11-22	609,596	609,112
Pilot Travel Centers LLC	3.750			10-01-21	161,889	162,227
The Men's Wearhouse, Inc.	5.000			06-18-21	175,000	164,792
Consumer staples 0.3%						2,936,493
Food and staples retailing 0.1%
Albertsons LLC	5.500			12-21-22	249,375	249,598
Rite Aid Corp.	5.750			08-21-20	525,000	526,313
US Foods, Inc.	4.500			03-31-19	124,679	124,602
Food products 0.2%
B&G Foods, Inc.	3.755			11-02-22	42,674	42,852
Hostess Brands LLC	4.500			08-03-22	398,312	399,059
Hostess Brands LLC	8.500			08-03-23	225,000	221,250
Pinnacle Foods Finance LLC	3.750			01-13-23	124,688	125,222
Post Holdings, Inc.	3.750			06-02-21	175,000	176,000
Royal Holdings, Inc.	4.500			06-19-22	124,063	123,938
Royal Holdings, Inc.	8.500			06-19-23	75,000	71,188
Shearer's Foods LLC	4.938			06-30-21	173,241	169,776
Shearer's Foods LLC	7.750			06-30-22	100,000	89,000
The Brickman Group, Ltd.	4.000			12-18-20	72,869	72,630
The Brickman Group, Ltd.	7.500			12-17-21	100,000	97,950
Household products 0.0%
Reynolds Group Holdings, Inc.	4.500			12-01-18	175,000	175,557
The Sun Products Corp.	5.500			03-23-20	124,915	124,134
Personal products 0.0%
Prestige Brands, Inc.	3.511			09-03-21	147,056	147,424
Energy 0.2%						2,012,566
Energy equipment and services 0.0%
Expro FinServices Sarl (T)			TBD	09-02-21	50,000	39,875
Hercules Offshore, Inc. (H)	10.500			05-06-20	428,773	360,170
Oil, gas and consumable fuels 0.2%
CGG Holding US, Inc.	7.541			05-15-19	249,375	198,423
EMG Utica LLC	4.750			03-27-20	67,655	63,595
ExGen Renewables I LLC	5.250			02-08-21	785,348	785,348
MEG Energy Corp.	3.750			03-31-20	120,898	105,710
Terra-Gen Finance Company LLC	5.250			12-09-21	355,413	287,884
TPF II Power LLC	5.500			10-02-21	171,704	171,561

SEE NOTES TO FUND'S INVESTMENTS51

Spectrum Income Fund

	Rate (%	)		Maturity date	Par value^	Value
Financials 0.7%						$6,662,066
Banks 0.0%
Diamond US Holding LLC	4.750			12-17-21	49,375	48,758
Svenska Handelsbanken AB	4.000			01-08-23	50,000	49,969
Capital markets 0.1%
BATS Global Markets Holdings, Inc.	5.750			01-31-20	123,757	123,293
ION Trading Technologies SARL	4.250			06-10-21	273,625	273,625
Onex Wizard Acquisition Company II SCA	4.250			03-13-22	766,682	767,281
Diversified financial services 0.0%
CDS US Intermediate Holdings, Inc.	5.000			07-08-22	49,750	48,786
National Financial Partners Corp. (T)			TBD	07-01-20	50,000	49,594
Insurance 0.5%
Acrisure LLC	6.500			05-19-22	149,286	147,980
Alliant Holdings I LLC	4.500			08-12-22	372,747	369,672
Asurion LLC	5.000			05-24-19	674,084	674,084
Asurion LLC	5.000			08-04-22	1,109,625	1,104,077
Asurion LLC	8.500			03-03-21	1,375,000	1,342,344
HUB International, Ltd.	4.250			10-02-20	123,613	122,402
Sedgwick Claims Management Services, Inc. (T)			TBD	02-28-21	75,000	75,609
Sedgwick Claims Management Services, Inc.	6.750			02-28-22	375,000	360,938
USI, Inc.	4.250			12-27-19	420,186	417,560
Real estate investment trusts 0.1%
Capital Automotive LP	4.000			04-10-19	35,707	35,763
Capital Automotive LP	6.000			04-30-20	275,000	275,115
Equinix, Inc.	4.500			01-08-23	75,000	107,721
MGM Growth Properties Operating Partnership LP	4.000			04-25-23	125,000	125,781
Thrifts and mortgage finance 0.0%
Walter Investment Management Corp.	4.750			12-19-20	168,207	141,714
Health care 0.5%						4,418,559
Biotechnology 0.0%
AMAG Pharmaceuticals, Inc.	4.750			08-13-21	24,375	24,192
Health care equipment and supplies 0.0%
DJO Finance LLC	4.250			06-08-20	124,063	121,116
Health care providers and services 0.3%
Acadia Healthcare Company, Inc.	3.750			02-11-22	49,375	49,498
Acadia Healthcare Company, Inc.	4.500			02-16-23	124,688	125,155
ATI Holdings Acquisition, Inc. (T)			TBD	05-10-23	100,000	100,250
Catalent Pharma Solutions, Inc.	4.250			05-20-21	221,617	222,102
CHG Healthcare Services, Inc. (T)			TBD	05-19-23	75,000	74,250
Community Health Systems, Inc.	3.750			12-31-19	130,393	127,785
Community Health Systems, Inc.	4.000			01-27-21	88,045	86,669
Envision Healthcare Corp.	4.500			10-28-22	99,750	100,071
HC Group Holdings III, Inc.	6.000			04-07-22	24,813	24,771
HCA, Inc.	3.381			05-01-18	221,591	222,170
HCA, Inc.	3.705			03-17-23	200,000	201,719
IASIS Healthcare LLC	4.500			05-03-18	173,654	173,871
MPH Acquisition Holdings LLC	3.750			03-31-21	131,250	131,435
MultiPlan, Inc. (T)			TBD	05-25-23	275,000	276,925
Onex Schumacher Finance LP	5.000			07-31-22	74,750	74,937
Team Health, Inc.	4.500			11-23-22	99,750	99,999
US Renal Care, Inc.	5.250			12-31-22	523,688	518,887
US Renal Care, Inc.	9.000			12-31-23	75,000	74,625

52SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)		Maturity date	Par value^	Value
Health care (continued)
Pharmaceuticals 0.2%
Amneal Pharmaceuticals LLC	6.000			11-01-19	49,147	$48,922
Concordia Healthcare Corp.	5.250			10-21-21	99,750	98,815
DPx Holdings BV	4.250			03-11-21	323,042	317,590
MedImpact OpCo Holdings, Inc.	5.750			10-27-22	73,750	74,119
Pharmaceutical Product Development LLC	4.250			08-18-22	152,402	152,554
Valeant Pharmaceuticals International, Inc.	4.500			02-13-19	271,978	267,898
Valeant Pharmaceuticals International, Inc.	4.750			08-05-20	222,527	218,726
Valeant Pharmaceuticals International, Inc.	5.000			04-01-22	415,569	409,508
Industrials 0.3%						3,307,229
Aerospace and defense 0.0%
B/E Aerospace, Inc.	4.000			12-16-21	46,909	47,158
CAMP International Holding Company	4.750			05-31-19	271,318	270,866
TransDigm, Inc.	3.500			05-14-22	99,048	98,429
Airlines 0.0%
American Airlines, Inc.	3.500			10-10-21	173,250	173,115
Building products 0.0%
C.H.I. Overhead Doors, Inc.	4.750			07-29-22	99,500	98,920
C.H.I. Overhead Doors, Inc.	8.750			07-31-23	50,000	48,375
Jeld-Wen, Inc.	4.750			07-01-22	74,625	74,687
Quanex Building Products Corp.	6.250			11-02-22	74,813	74,813
Commercial services and supplies 0.1%
Allied Security Holdings LLC	4.250			02-12-21	72,136	72,016
IMC OP LP	4.500			08-15-20	49,499	49,499
IMC OP LP	8.750			08-15-21	50,000	47,500
Nord Anglia Education Finance LLC	5.000			03-31-21	465,626	461,260
Prime Security Services Borrower LLC	5.500			05-02-22	150,000	151,500
Machinery 0.2%
Filtration Group, Inc.	4.250			11-21-20	706,361	705,301
Gardner Denver, Inc.	4.250			07-30-20	74,239	68,454
Husky Injection Molding Systems, Ltd.	4.250			06-30-21	272,708	271,072
Husky Injection Molding Systems, Ltd.	7.250			06-30-22	103,307	99,949
Manitowoc Foodservice, Inc.	5.750			03-03-23	196,923	198,318
Milacron LLC	4.250			09-28-20	83,014	82,910
Professional services 0.0%
On Assignment, Inc.	3.750			06-03-22	63,636	63,769
Trading companies and distributors 0.0%
Beacon Roofing Supply, Inc.	4.000			10-01-22	49,750	49,843
HD Supply, Inc.	3.750			08-13-21	99,500	99,475
Information technology 1.1%						10,024,771
Communications equipment 0.0%
CommScope, Inc.	3.828			12-29-22	49,750	49,791
Integra Telecom Holdings, Inc.	5.250			08-14-20	49,500	47,572
Riverbed Technology, Inc. (T)			TBD	04-24-22	25,000	25,094
Riverbed Technology, Inc.	5.750			04-24-22	73,159	73,399
Electronic equipment, instruments and components 0.0%
Dell International LLC	4.000			04-29-20	98,562	98,451
Zebra Technologies Corp.	4.750			10-27-21	192,138	192,690
Internet software and services 0.2%
Ancestry.com, Inc.	5.000			08-17-22	348,562	348,300
Blue Coat Systems, Inc.	4.500			05-20-22	174,125	173,341

SEE NOTES TO FUND'S INVESTMENTS53

Spectrum Income Fund

	Rate (%	)		Maturity date	Par value^	Value
Information technology (continued)
Internet software and services (continued)
Cision US, Inc. (T)			TBD	05-12-23	250,000	$241,172
Go Daddy Operating Company LLC	4.250			05-13-21	172,741	173,172
Hyland Software, Inc.	4.750			07-01-22	100,000	100,000
Hyland Software, Inc.	8.250			07-01-23	25,000	24,125
Match Group, Inc.	6.260			11-16-22	725,813	729,442
Zayo Group LLC	3.750			05-06-21	245,208	245,427
Zayo Group LLC	4.500			05-06-21	157,736	158,476
IT services 0.3%
First Data Corp.	4.193			07-08-22	670,000	670,957
First Data Corp.	4.443			03-24-21	737,724	739,753
Global Payments, Inc.	3.943			04-22-23	100,000	100,875
Presidio, Inc.	5.250			02-02-22	47,437	47,141
SolarWinds Holdings, Inc.	6.500			02-03-23	500,000	499,844
TierPoint LLC	5.250			11-10-21	24,688	24,111
TierPoint LLC	5.500			12-02-21	149,625	146,134
Semiconductors and semiconductor equipment 0.1%
Avago Technologies, Ltd.	4.250			02-01-23	525,000	526,021
Microsemi Corp.	5.250			01-15-23	70,250	70,879
MKS Instruments, Inc.	4.750			05-01-23	125,000	126,094
NXP BV	3.750			12-07-20	160,361	160,862
Software 0.3%
Activision Blizzard, Inc.	3.250			10-12-20	28,688	28,759
Apax Partners LLP	5.750			10-21-22	49,875	49,875
Kronos, Inc.	4.500			10-30-19	1,319,850	1,319,026
Kronos, Inc.	9.750			04-30-20	574,824	583,925
NetSmart, Inc.	5.750			04-05-23	25,000	25,063
Renaissance Learning, Inc.	4.500			04-09-21	96,797	95,264
SCS Holdings, Inc.	6.000			10-30-22	98,876	98,382
SS&C European Holdings SARL	4.019			07-08-22	22,105	22,180
SS&C Technologies, Inc.	4.007			07-08-22	160,799	161,344
Technology hardware, storage and peripherals 0.2%
CPI Card Group, Inc.	5.500			08-17-22	214,799	209,160
Linxens France SA	5.000			10-14-22	473,813	471,443
Linxens France SA	9.500			10-16-23	100,000	95,250
Western Digital Corp.	6.250			04-29-23	1,075,000	1,071,977
Materials 0.4%						3,731,906
Chemicals 0.3%
Huntsman International LLC	4.250			04-01-23	125,000	125,781
Inovyn Finance PLC (T)			TBD	05-05-21	75,000	83,801
Kraton Polymers LLC	6.000			01-06-22	375,000	370,781
MacDermid, Inc.	5.500			06-07-20	497,749	496,381
Minerals Technologies, Inc.	4.750			05-09-21	100,000	100,000
PQ Corp. (T)			TBD	11-14-22	75,000	75,625
Rise Acquisition LLC	7.541			01-29-21	75,000	73,502
Solenis International LP	4.250			07-31-21	123,125	121,945
Solenis International LP	7.750			07-31-22	650,000	593,125
Univar USA, Inc.	4.250			07-01-22	348,250	347,205
Construction materials 0.1%
Apex Tool Group LLC	4.500			01-31-20	98,980	97,041
Quikrete Holdings, Inc.	4.000			09-28-20	173,804	173,696
Summit Materials LLC	4.000			07-17-22	471,438	471,880

54SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Materials (continued)
Containers and packaging 0.0%
Anchor Glass Container Corp.	4.750		07-01-22	200,000	$200,050
Berry Plastics Group, Inc.	4.000		10-01-22	157,896	158,448
Kloeckner Pentaplast of America, Inc.	5.000		04-28-20	34,767	34,854
KP Germany Erste GmbH	5.000		04-28-20	14,858	14,895
Prolampac Intermediate, Inc.	5.752		08-18-22	24,875	24,657
Metals and mining 0.0%
FMG Resources August 2006 Pty, Ltd.	4.250		06-30-19	179,798	168,239
Telecommunication services 0.2%					2,088,853
Diversified telecommunication services 0.1%
Integra Telecom Holdings, Inc.	9.750		02-12-21	22,052	20,784
Intelsat Jackson Holdings SA	3.750		06-30-19	663,704	610,442
IPC Corp.	5.500		08-06-21	49,500	45,911
IPC Corp.	10.500		02-06-22	25,000	19,875
Level 3 Financing, Inc.	3.500		05-31-22	550,000	550,229
Telesat Canada	3.500		03-28-19	320,051	319,384
Wireless telecommunication services 0.1%
LTS Buyer LLC	4.000		04-13-20	272,895	272,668
LTS Buyer LLC	8.000		04-12-21	100,000	99,000
T-Mobile USA, Inc.	3.500		11-09-22	149,625	150,560
Utilities 0.2%					1,523,277
Electric utilities 0.2%
Energy Future Intermediate Holding Company LLC	4.250		12-19-16	1,450,000	1,448,792
Independent power and renewable electricity producers 0.0%
Calpine Corp.	4.000		01-15-23	74,813	74,485
Collateralized mortgage obligations 3.2%					$30,155,927
(Cost $30,234,457)
Commercial and residential 2.6%					24,469,664
225 Liberty Street Trust Series 2016-225L, Class A (S)	3.597		02-10-36	100,000	106,274
Alternative Loan Trust Series 2005-61, Class 2A2 (P)	0.826		12-25-35	31,266	24,386
BAMLL Commercial Mortgage Securities Trust Series 2014-IP, Class A (P) (S)	2.717		06-15-28	100,000	101,212
Banc of America Commercial Mortgage Trust
Series 2006-3, Class AM (P)	5.946		07-10-44	300,000	296,148
Series 2006-5, Class AM	5.448		09-10-47	10,000	10,073
Series 2007-4, Class AM (P)	5.808		02-10-51	10,000	10,422
Series 2007-5, Class A4	5.492		02-10-51	450,680	461,407
Banc of America Funding Corp.
Series 2005-A, Class 5A1 (P)	0.739		02-20-35	4,685	4,407
Series 2007-6, Class A1 (P)	0.736		07-25-37	40,753	34,112
Series 2007-6, Class A2 (P)	0.726		07-25-37	57,995	48,666
Banc of America Mortgage Securities
Series 2005-B, Class 2A1 (P)	3.051		03-25-35	74,575	68,686
Series 2004-A, Class 2A2 (P)	2.945		02-25-34	31,479	29,830
Series 2004-D, Class 2A2 (P)	3.260		05-25-34	13,449	13,283
Series 2004-H, Class 2A2 (P)	2.858		09-25-34	45,628	44,376
Series 2004-I, Class 3A2 (P)	2.850		10-25-34	7,211	7,108
Series 2005-J, Class 3A1 (P)	3.073		11-25-35	61,506	58,280
Bear Stearns ALT-A Trust
Series 2005-8, Class 12A1 (P)	0.986		10-25-35	236,632	214,892

SEE NOTES TO FUND'S INVESTMENTS55

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2006-1, Class 11A1 (P)	0.926		02-25-36	142,910	$115,302
Citigroup Commercial Mortgage Trust
Series 2014-GC21, Class A1	1.242		05-10-47	80,003	79,735
Series 2014-GC21, Class AS	4.026		05-10-47	365,000	389,541
Series 2015-GC27, Class A1	1.353		02-10-48	45,889	45,718
Series 2015-GC29, Class A4	3.192		04-10-48	495,000	510,033
Series 2015-GC33, Class A4	3.778		09-10-58	80,000	86,018
Series 2015-GC35, Class A4	3.818		11-10-48	220,000	237,169
Series 2015-P1, Class A5	3.717		09-15-48	75,000	80,408
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4, Class AMFX (P)	5.366		12-11-49	590,000	597,932
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2014-CR20, Class A1	1.324		11-10-47	29,998	29,852
Series 2014-CR21, Class A1	1.494		12-10-47	22,291	22,230
Series 2014-CR21, Class A3	3.528		12-10-47	465,000	493,189
Series 2014-UBS6, Class A1	1.445		12-10-47	47,963	47,835
Series 2014-UBS6, Class A5	3.644		12-10-47	400,000	425,282
Series 2015-CR22, Class A1	1.569		03-10-48	53,817	53,794
Series 2015-CR24, Class A1	1.652		08-10-55	70,438	70,473
Series 2015-CR26, Class A4	3.630		08-10-25	195,000	207,338
Series 2015-LC23, Class A2	3.221		10-10-53	480,000	501,913
Series 2016-CR28, Class AHR	3.651		02-10-49	130,000	135,047
Commercial Mortgage Trust (Deutsche Bank AG) Series 2014-TWC, Class A (P) (S)	1.286		02-13-32	280,000	277,720
Commercial Mortgage Trust (Deutsche Bank AG/Jefferies & Company)
Series 2015-PC1, Class A2	3.148		07-10-50	75,000	77,855
Series 2015-PC1, Class AM	4.290		07-10-50	60,000	64,612
Series 2015-PC1, Class B (P)	4.443		07-10-50	100,000	102,061
Series 2015-PC1, Class C (P)	4.443		07-10-50	80,000	72,941
Commercial Mortgage Trust (Deutsche Bank AG/UBS) Series 2014-UBS2, Class A1	1.298		03-10-47	54,254	54,101
Commercial Mortgage Trust (Goldman Sachs & Company/RBS Greenwich Capital)
Series 2007-GG9, Class AM	5.475		03-10-39	305,000	310,865
Series 2007-GG9, Class AMFX	5.475		03-10-39	400,000	404,821
Credit Suisse Commercial Mortgage Trust
Series 2015-GLPB, Class A (S)	3.639		11-15-34	445,000	472,733
Series 2015-GLPB, Class B (P) (S)	3.811		11-15-34	190,000	194,332
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class A1	1.684		04-15-50	42,802	42,908
Series 2015-C2, Class A1	1.454		06-15-57	231,837	231,380
Series 2015-C3, Class A4	3.718		08-15-48	70,000	74,815
Series 2016-C6, Class A5	3.090		01-15-49	90,000	92,006
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-2, Class 1A1 (P)	0.846		04-25-35	78,757	67,312
DSLA Mortgage Loan Trust
Series 2004-AR1, Class A1A (P)	1.279		09-19-44	84,481	77,772
Series 2004-AR4, Class 2A1A (P)	0.799		01-19-45	362,830	308,930
Eleven Madison Mortgage Trust Series 2015-11AD, Class A (P) (S)	3.555		09-10-35	100,000	106,485
Fosse Master Issuer PLC
Series 2011-1A, Class A5 (P) (S)	2.133		10-18-54	94,974	95,054
Series 2012-1A, Class 3A1 (P) (S)	2.133		10-18-54	193,513	194,927
FREMF Mortgage Trust
Series 2015-K43, Class B (P) (S)	3.735		02-25-48	145,000	136,973
Series 2015-K45, Class B (P) (S)	3.591		04-25-48	130,000	121,845

56SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2015-K46, Class B (P) (S)	3.819		04-25-48	230,000	$215,455
Series 2015-K718, Class B (P) (S)	3.547		02-25-22	235,000	220,655
Series 2015-K720, Class B (P) (S)	3.389		07-25-22	475,000	441,891
GMAC Mortgage Corp. Loan Trust Series 2005-AR3, Class 5A1 (P)	3.463		06-19-35	19,546	19,280
GreenPoint MTA Trust Series 2005-AR1, Class A1 (P)	0.926		06-25-45	161,998	121,161
GS Mortgage Securities Trust
Series 2014-EB1A, Class 2A1 (P) (S)	2.492		07-25-44	144,152	145,605
Series 2014-GC20, Class A1	1.343		04-10-47	41,870	41,786
Series 2014-GC22, Class A1	1.290		06-10-47	58,591	58,393
Series 2014-GC24, Class A1	1.509		09-10-47	105,555	105,495
Series 2015-GC28, Class A1	1.528		02-10-48	76,492	76,348
Series 2015-GC34, Class AS	3.911		10-10-48	55,000	58,643
Series 2015-GC35, Class A4	3.506		10-10-48	170,000	179,064
HarborView Mortgage Loan Trust
Series 2005-2, Class 2A1A (P)	0.656		05-19-35	45,428	37,414
Series 2006-9, Class 2A1A (P)	0.649		11-19-36	488,481	356,146
Holmes Master Issuer PLC Series 2012-3A, Class B1 (P) (S)	2.828		10-15-54	250,000	253,987
HomeBanc Mortgage Trust
Series 2005-4, Class A1 (P)	0.716		10-25-35	120,053	109,931
Series 2005-4, Class A2 (P)	0.776		10-25-35	82,461	75,881
JPMBB Commercial Mortgage Securities Trust
Series 2014-C21, Class A1	1.322		08-15-47	39,302	39,190
Series 2014-C22, Class A1	1.451		09-15-47	25,503	25,454
Series 2014-C23, Class A1	1.650		09-15-47	38,861	38,894
Series 2014-C24, Class A1	1.539		11-15-47	15,965	15,935
Series 2014-C26, Class A1	1.596		01-15-48	129,423	129,275
Series 2015-C27, Class A1	1.414		02-15-48	60,610	60,226
Series 2015-C28, Class A1	1.445		10-15-48	231,077	229,785
Series 2015-C28, Class A4	3.227		10-15-48	510,000	525,908
Series 2015-C30, Class A1	1.738		07-15-48	54,410	54,465
Series 2015-C30, Class A2	3.087		07-15-48	30,000	31,246
Series 2015-C30, Class A5	3.822		07-15-48	255,000	274,450
Series 2015-C31, Class A3	3.801		08-15-48	225,000	241,831
JPMorgan Alternative Loan Trust Series 2007-A2, Class 12A3 (P)	0.636		06-25-37	54,670	50,873
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP7, Class AM (P)	5.981		04-15-45	105,000	104,814
Series 2006-LDP8, Class AJ (P)	5.480		05-15-45	75,000	74,834
Series 2007-CB19, Class A4 (P)	5.699		02-12-49	155,334	159,447
Series 2007-CB19, Class AM (P)	5.699		02-12-49	740,000	754,931
Series 2007-LD11, Class AM (P)	5.743		06-15-49	80,000	80,255
Series 2007-LD12, Class A4 (P)	5.882		02-15-51	340,000	349,200
Series 2014-C20, Class A1	1.268		07-15-47	48,795	48,600
Series 2016-ATRM, Class A (S)	2.962		10-05-28	270,000	272,130
JPMorgan Mortgage Trust Series 2005-ALT1, Class 1A1 (P)	0.746		10-25-35	136,699	103,024
LB-UBS Commercial Mortgage Trust
Series 2004-C1, Class A4	4.568		01-15-31	2,849	2,857
Series 2007-C2, Class AM (P)	5.493		02-15-40	225,000	227,948
Series 2008-C1, Class A2 (P)	6.085		04-15-41	553,516	582,729
Series 2008-C1, Class AM (P)	6.085		04-15-41	65,000	64,346

SEE NOTES TO FUND'S INVESTMENTS57

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
Merrill Lynch Mortgage Investors Trust Series 2005-A9, Class 2A1C (P)	2.786		12-25-35	125,000	$119,954
Merrill Lynch Mortgage Trust Series 2006-C2, Class AM (P)	5.782		08-12-43	60,000	60,079
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C16, Class A1	1.294		06-15-47	45,348	45,142
Series 2014-C17, Class A1	1.551		08-15-47	36,246	36,190
Series 2014-C18, Class A1	1.686		10-15-47	60,832	60,822
Series 2014-C19, Class A1	1.573		12-15-47	80,059	79,916
Series 2015-C24, Class B (P)	4.354		08-15-47	60,000	62,443
Series 2015-C24, Class C (P)	4.354		08-15-47	40,000	36,714
Series 2015-C27, Class A4	3.753		12-15-47	660,000	709,269
Series 2016-C28, Class C (P)	4.595		01-15-49	460,000	457,946
Series 2016-C29, Class A4	3.325		05-15-49	45,000	46,779
Morgan Stanley Capital I Trust
Series 2007-IQ14, Class AM (P)	5.681		04-15-49	105,000	104,402
Series 2007-IQ14, Class AMFX (P)	5.681		04-15-49	340,000	342,310
Series 2015-MS1, Class AS (P)	4.029		05-15-48	20,000	21,527
Series 2015-MS1, Class B (P)	4.029		05-15-48	235,000	241,162
Palisades Center Trust Series 2016-PLSD, Class A (S)	2.713		04-13-33	305,000	304,886
STARM Mortgage Loan Trust Series 2007-2, Class 5A1 (P)	5.382		04-25-37	68,172	57,226
Towd Point Mortgage Trust
Series 2015-3, Class A1B (P) (S)	3.000		03-25-54	666,988	671,920
Series 2015-4, Class A1B (P) (S)	2.750		04-26-55	519,498	519,865
Series 2015-5, Class A1B (P) (S)	2.750		05-25-55	599,982	600,275
Series 2016-1, Class A1B (P) (S)	2.750		02-25-55	262,051	262,388
Series 2016-1, Class A3B (P) (S)	3.000		02-25-55	196,211	195,935
Series 2016-2, Class A1A (P) (S)	2.750		08-25-55	470,000	474,093
Vendee Mortgage Trust Series 1996-3, Class 4 (P)	9.634		03-15-25	653	695
WaMu Mortgage Pass Through Certificates
Series 2005-AR1, Class A1B (P)	1.226		01-25-45	88,040	76,760
Series 2005-AR11, Class A1C3 (P)	0.956		08-25-45	151,996	127,450
Series 2005-AR12, Class 2A1 (P)	2.628		09-25-35	17,302	17,088
Series 2005-AR13, Class A1C3 (P)	0.936		10-25-45	99,967	82,286
Series 2005-AR19, Class A1C3 (P)	0.946		12-25-45	78,133	62,916
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18, Class A1	1.437		12-15-47	100,067	99,983
Series 2015-C26, Class A1	1.454		02-15-48	58,680	58,551
Series 2015-C27, Class A1	1.730		02-15-48	177,868	178,473
Series 2015-C28, Class A1	1.531		05-15-48	68,863	68,835
Series 2015-LC20, Class A1	1.471		04-15-50	134,666	134,459
Series 2015-NSX2, Class C (P)	4.252		07-15-58	35,000	32,782
Series 2015-NXS2, Class A2	3.020		07-15-58	270,000	279,884
Series 2015-NXS2, Class A5 (P)	3.767		07-15-58	215,000	230,770
Series 2015-NXS2, Class AS (P)	4.121		07-15-58	45,000	48,605
Series 2015-NXS2, Class B (P)	4.252		07-15-58	60,000	62,127
Series 2015-SG1, Class A1	1.568		12-15-47	51,838	51,910
Series 2015-SG1, Class A4	3.789		12-15-47	195,000	209,653
Wells Fargo Mortgage Backed Securities Trust
Series 2004-G, Class A3 (P)	2.876		06-25-34	18,429	18,369
Series 2006-2, Class 2A1 (P)	1.146		03-25-36	69,870	58,500
Series 2003-O, Class 5A1 (P)	2.706		01-25-34	38,741	39,410

58SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
WF-RBS Commercial Mortgage Trust
Series 2011-C2, Class A1	1.283		05-15-47	110,542	$110,357
Series 2013-C13, Class A4	3.001		05-15-45	275,000	283,552
Series 2013-C18, Class A3	3.651		12-15-46	110,000	116,853
Series 2014-C21, Class A1	1.413		08-15-47	94,669	94,640
Series 2014-C22, Class A1	1.479		09-15-57	77,983	78,024
Series 2014-C23, Class A1	1.663		10-15-57	30,871	30,888
U.S. Government Agency 0.6%					5,686,263
Federal Home Loan Mortgage Corp.
Series 199, Class PO	0.731		08-01-28	1,419	1,291
Series 2014-HQ2, Class M1 (P)	1.896		09-25-24	150,576	151,206
Series 2014-HQ2, Class M2 (P)	2.646		09-25-24	250,000	250,308
Series 2014-HQ3, Class M1 (P)	2.096		10-25-24	19,709	19,724
Series 2015-DN1, Class M2 (P)	2.846		01-25-25	250,000	253,294
Series 2015-DNA1, Class M2 (P)	2.296		10-25-27	280,000	279,390
Series 2015-DNA2, Class M2 (P)	3.046		12-25-27	330,000	336,517
Series 2015-DNA3, Class M2 (P)	3.296		04-25-28	250,000	256,516
Series 2015-HQ1, Class M2 (P)	2.646		03-25-25	250,000	252,420
Series 2015-HQ2, Class M2 (P)	2.396		05-25-25	250,000	247,607
Series 2016-DNA1, Class M2 (P)	3.339		07-25-28	250,000	257,347
Series 2016-HQA1, Class M1 (P)	2.196		09-25-28	246,267	247,670
Series 4448, Class JA	4.000		11-15-36	100,000	106,830
Series K025, Class A1	1.875		04-25-22	194,037	194,720
Series K502, Class A2	1.426		08-25-17	318,456	318,949
Series K712, Class A1	1.369		05-25-19	129,965	130,114
Federal National Mortgage Association
Series 2006-114, Class HE	5.500		12-25-36	110,000	122,400
Series 2014-C04, Class 2M1 (P)	2.546		11-25-24	18,534	18,637
Series 2016-C01, Class 2M1 (P)	2.546		08-25-28	536,289	540,561
Series 2016-C02, Class 1M1 (P)	2.596		09-25-28	49,416	49,973
Series 319, Class 2 IO	6.500		02-25-32	4,195	926
Government National Mortgage Association
Series 2004-47, Class QV	6.000		09-16-20	142,644	143,934
Series 2010-103, Class IN IO	4.500		02-20-39	66,235	2,772
Series 2010-109, Class CI IO	4.500		12-20-37	388,438	14,730
Series 2010-127, Class JI IO	4.000		02-20-39	447,593	25,007
Series 2010-128, Class JC	4.000		06-20-39	70,000	75,516
Series 2010-165, Class IP IO	4.000		04-20-38	1,293,072	76,683
Series 2010-42, Class PI IO	4.500		09-20-37	945,604	33,910
Series 2010-84, Class NI IO	4.500		12-20-36	60,949	163
Series 2010-87, Class HI, IO	4.500		11-20-38	809,472	42,165
Series 2010-92, Class PI IO	4.500		11-20-37	120,590	4,436
Series 2010-98, Class PI IO	4.500		10-20-37	106,685	3,778
Series 2011-123, Class MA	4.000		07-20-41	485,000	534,900
Series 2011-133, Class GB	3.500		09-20-41	100,000	106,508
Series 2011-2, Class HI IO	4.000		12-20-35	29,778	230
Series 2011-41 Class AI IO	4.500		12-20-39	260,491	20,076
Series 2011-88, Class EI IO	4.500		11-20-39	42,405	3,180
Series 2011-94, Class AI IO	4.500		01-20-39	257,800	9,457
Series 2012-136, Class MX	2.000		11-20-42	230,000	210,282
Series 2012-94, Class BI IO	4.000		05-20-37	237,129	33,219
Series 2013-24, Class OI IO	4.000		02-20-43	151,505	23,698
Series 2014-115, Class KI IO	3.000		06-20-37	250,741	28,117

SEE NOTES TO FUND'S INVESTMENTS59

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2014-129, Class BI	3.500		09-20-29	585,138	$65,760
Series 2014-160, Class DI IO	3.500		04-20-39	604,153	56,548
Series 2015, Class AI	3.500		03-20-39	450,954	44,691
Series 2015-148, Class LI	3.500		06-20-39	526,754	65,689
Series 2015-148, Class LI	3.500		05-20-43	136,240	24,414
Asset backed securities 2.8%					$26,079,893
(Cost $26,067,677)
Ally Auto Receivables Trust
Series 2012-A, Class D (S)	3.150		10-15-18	195,000	195,388
Series 2012-A, Class C (S)	2.400		11-15-17	100,000	100,156
Ally Master Owner Trust Series 2015-3, Class A	1.630		05-15-20	965,000	962,081
American Express Credit Account Master Trust Series 2014-2, Class A	1.260		01-15-20	195,000	195,490
AmeriCredit Automobile Receivables Trust
Series 2012-5, Class C	1.690		11-08-18	71,621	71,669
Series 2013-5, Class B	1.520		01-08-19	140,000	140,173
Series 2014-2, Class B	1.600		07-08-19	130,000	130,082
Series 2015-1, Class A3	1.260		11-08-19	220,000	219,888
Series 2015-2, Class A3	1.270		01-08-20	120,000	119,847
Series 2016-1, Class A3	1.810		10-08-20	75,000	75,249
Series 2012-4, Class C	1.930		08-08-18	108,393	108,490
ARI Fleet Lease Trust
Series 2014-A, Class A2 (S)	0.810		11-15-22	54,348	54,256
Series 2015-A, Class A2 (S)	1.110		11-15-18	119,359	118,998
Series 2015-A, Class A3 (S)	1.670		09-15-23	160,000	159,383
Series 2016-A, Class A2 (S)	1.820		07-15-24	100,000	99,979
Ascentium Equipment Receivables Trust
Series 2015-1A, Class A2 (S)	1.150		07-10-17	21,414	21,409
Series 2015-1A, Class A3 (S)	1.610		10-13-20	114,000	113,649
Series 2015-2A, Class A3 (S)	1.930		03-11-19	566,000	566,019
Series 2016-1A, Class A2 (S)	1.750		11-13-18	40,000	39,951
Series 2016-1A, Class A3 (S)	1.920		12-10-19	60,000	59,825
Avis Budget Rental Car Funding AESOP LLC
Series 2013-1A, Class A (S)	1.920		09-20-19	410,000	408,176
Series 2013-2A, Class A (S)	2.970		02-20-20	300,000	305,894
Series 2014-1A, Class A (S)	2.560		07-20-20	390,000	391,935
Series 2015-2A, Class A (S)	2.630		12-20-21	170,000	170,436
BankBoston Home Equity Loan Trust Series 1998-2, Class A6 (P)	6.640		12-25-28	10,145	10,129
Barclays Dryrock Issuance Trust
Series 2014-2, Class A (P)	0.774		03-16-20	215,000	215,045
Series 2015-1, Class A	2.200		12-15-22	100,000	101,204
Series 2015-2, Class A	1.560		03-15-21	490,000	491,757
Cabela's Master Credit Card Trust
Series 2014-1, Class A (P)	0.784		03-16-20	75,000	74,979
Series 2015-2, Class A1	2.250		07-17-23	410,000	412,317
Capital Auto Receivables Asset Trust
Series 2014-1, Class C	2.840		04-22-19	55,000	55,689
Series 2014-2, Class C	2.410		05-20-19	75,000	75,324
Series 2014-3, Class A3	1.480		11-20-18	115,000	115,088
Series 2015-2, Class A2	1.390		09-20-18	30,000	30,030
Series 2015-2, Class A3	1.730		09-20-19	490,000	492,088
Series 2015-4, Class A2	1.620		03-20-19	80,000	80,032
Series 2015-4, Class A4	2.010		07-20-20	145,000	144,921

60SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Series 2016-1, Class A3	1.730		04-20-20	45,000	$45,092
Capital One Multi-Asset Execution Trust Series 2015-A1, Class A	1.390		01-15-21	315,000	315,451
CarMax Auto Owner Trust
Series 2012-3, Class D	2.290		04-15-19	150,000	150,447
Series 2014-1, Class A4	1.320		07-15-19	240,000	240,074
Series 2014-1, Class B	1.690		08-15-19	20,000	20,000
Series 2014-1, Class C	1.930		11-15-19	30,000	29,944
Series 2014-1, Class D	2.430		08-17-20	295,000	294,673
Series 2015-1, Class A3	1.380		11-15-19	75,000	75,170
Series 2015-2, Class A3	1.370		03-16-20	105,000	105,110
Series 2016-1, Class A4	1.880		06-15-21	100,000	100,434
Series 2016-2, Class A3	1.520		02-16-21	90,000	90,023
CCG Receivables Trust Series 2014-1, Class A2 (S)	1.060		11-15-21	154,715	154,426
Chase Funding Trust
Series 2002-2, Class 1M1	5.599		09-25-31	9,757	9,251
Series 2002-4, Class 2A1 (P)	1.186		10-25-32	4,827	4,503
Chase Issuance Trust Series 2015, Class A2A	1.590		02-18-20	370,000	372,458
CNH Equipment Trust
Series 2012-D, Class B	1.270		05-15-20	290,000	289,893
Series 2015-B, Class A3	1.370		07-15-20	180,000	180,089
Countrywide Asset-Backed Certificates Series 2004-BC1, Class M2 (P)	2.051		01-25-34	48,795	45,702
DB Master Finance LLC
Series 2015-1A, Class A2I (S)	3.262		02-20-45	380,188	381,670
Series 2015-1A, Class A2II (S)	3.980		02-20-45	187,625	190,965
Diamond Resorts Owner Trust
Series 2013-2, Class A (S)	2.270		05-20-26	51,033	50,715
Series 2014-1, Class A (S)	2.540		05-20-27	55,534	55,801
Series 2015-1, Class A (S)	2.730		07-20-27	85,503	84,281
Series 2015-2, Class A (S)	2.990		05-22-28	72,655	73,501
Discover Card Execution Note Trust Series 2014-A5, Class A	1.390		04-15-20	250,000	251,016
Dominos Pizza Master Issuer LLC Series 2012-1A, Class A2 (S)	5.216		01-25-42	377,680	388,293
Elara HGV Timeshare Issuer Series 2014-A, Class A (S)	2.530		02-25-27	166,633	165,021
Enterprise Fleet Financing LLC
Series 2015-2, Class A2 (S)	1.590		02-22-21	190,348	190,320
Series 2015-2, Class A3 (S)	2.090		02-22-21	370,000	367,657
Exeter Automobile Receivables Trust Series 2014-2A, Class A (S)	1.060		08-15-18	9,168	9,161
Ford Credit Auto Lease Trust
Series 2014-B, Class A4	1.250		11-15-17	105,000	104,976
Series 2015-A, Class A4	1.310		08-15-18	125,000	124,695
Ford Credit Auto Owner Trust
Series 2013-B, Class D	1.820		11-15-19	225,000	224,712
Series 2014-C, Class A4	1.560		02-15-20	95,000	95,347
Series 2015-A, Class A3	1.280		09-15-19	70,000	70,149
Series 2015-B, Class A3	1.160		11-15-19	115,000	115,029
Series 2016-A, Class A4	1.600		06-15-21	95,000	94,898
Ford Credit Floorplan Master Owner Trust Series 2014-4, Class A1	1.400		08-15-19	155,000	155,049
General Motors Financial Company, Inc.
Series 2015-4, Class A3	1.700		07-08-20	40,000	39,998

SEE NOTES TO FUND'S INVESTMENTS61

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Series 2015-4, Class C	2.880		07-08-21	65,000	$65,505
GM Financial Automobile Leasing Trust
Series 2016-2, Class A3	1.850		09-20-19	100,000	99,763
Series 2016-2, Class B	2.970		03-20-20	180,000	179,066
Series 2016-2, Class C	3.760		03-20-20	110,000	109,404
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class A1 (S)	1.650		05-15-20	100,000	99,769
Series 2016-1, Class A1 (S)	1.860		05-17-21	505,000	504,900
Series 2016-1, Class B (S)	2.260		05-17-21	200,000	199,984
GreatAmerica Leasing Receivables
Series 2014-1, Class A3 (S)	0.890		07-15-17	78,692	78,632
Series 2014-1, Class A4 (S)	1.470		08-15-20	135,000	134,616
GSAA Home Equity Trust
Series 2005-11, Class 2A1 (P)	0.726		10-25-35	85,120	77,715
Series 2005-14, Class 2A3 (P)	0.796		12-25-35	66,105	55,269
Series 2007-7, Class 2A1 (P)	0.480		07-25-37	183,552	159,977
GSAA Trust Series 2005-8, Class A3 (P)	0.876		06-25-35	167,622	156,871
Hilton Grand Vacations Trust Series 2014-AA, Class A (S)	1.770		11-25-26	283,563	278,088
Honda Auto Receivables Owner Trust Series 2014-4, Class A4	1.460		10-15-20	75,000	75,237
Hyundai Auto Lease Securitization Trust
Series 2014-B, Class A4 (S)	1.260		09-17-18	135,000	135,177
Series 2015-A, Class A4 (S)	1.650		08-15-19	180,000	180,602
Series 2015-B, Class A4 (S)	1.660		07-15-19	370,000	370,941
Series 2016-B, Class A3 (S)	1.740		10-15-19	280,000	279,977
Hyundai Auto Receivables Trust Series 2016-A, Class A3	1.560		09-15-20	30,000	30,092
John Deere Owner Trust
Series 2015-A, Class A3	1.320		06-17-19	50,000	50,070
Series 2016-A, Class A3	1.360		04-15-20	60,000	59,802
Kubota Credit Owner Trust
Series 2014-1A, Class A4 (S)	1.670		07-15-20	540,000	540,332
Series 2015-1A, Class A4 (S)	1.790		08-16-21	400,000	399,802
Mercedes-Benz Auto Receivables Trust
Series 2015-1, Class A3	1.340		12-16-19	155,000	155,359
Series 2016-A, Class A3	1.520		03-15-19	70,000	69,923
MMAF Equipment Finance LLC
Series 2014-AA, Class A3 (S)	0.870		01-08-19	345,000	344,237
Series 2015-AA, Class A3 (S)	1.390		10-16-19	100,000	99,882
Series 2015-AA, Class A4 (S)	1.930		07-16-21	195,000	196,053
Series 2016-AA, Class A3 (S)	1.480		06-15-20	100,000	99,757
Series 2016-AA, Class A4 (S)	1.760		01-17-23	225,000	223,991
Motor PLC Series 2014-1A, Class A1 (P) (S)	0.926		08-25-21	19,900	19,891
MVW Owner Trust
Series 2013-1A, Class A (S)	2.150		04-22-30	86,311	85,360
Series 2014-1A, Class A (S)	2.250		09-22-31	130,771	127,995
Nationstar HECM Loan Trust Series 2016-1A, Class A (S)	2.981		02-25-26	85,923	85,837
Nelnet Student Loan Trust Series 2008-3, Class A4 (P)	2.279		11-25-24	220,000	220,731
Nissan Auto Lease Trust Series 2015-B, Class A3	1.540		04-16-18	155,000	155,429
Nissan Auto Receivables Owner Trust
Series 2015-B, Class A3	1.340		03-16-20	155,000	155,269

62SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Rate (%	)	Maturity date	Par value^	Value
Series 2016-B, Class A3	1.320		01-15-21	25,000	$24,977
Nissan Master Owner Trust Receivables Trust Series 2015-A, Class A2	1.440		01-15-20	120,000	120,117
OneMain Financial Issuance Trust
Series 2016-1A, Class A (S)	3.660		02-20-29	200,000	202,171
Series 2016-2A, Class A (S)	4.100		03-20-28	100,000	102,034
Residential Asset Mortgage Products, Inc. Series 2003-RZ2, Class A1	4.100		04-25-33	5,646	5,675
Sierra Timeshare Receivables Funding LLC
Series 2014-2A, Class A (S)	2.050		06-20-31	45,695	45,522
Series 2014-3A, Class A (S)	2.300		10-20-31	235,172	235,370
Series 2015-1A, Class A (S)	2.400		03-22-32	315,473	315,189
Series 2015-2A, Class A (S)	2.430		06-20-32	175,220	175,771
Series 2015-3A, Class A (S)	2.580		09-20-32	185,780	186,908
SLM Student Loan Trust
Series 2008-4, Class A4 (P)	2.288		07-25-22	100,000	100,295
Series 2008-5, Class A4 (P)	2.338		07-25-23	206,194	207,141
Series 2008-9, Class A (P)	2.138		04-25-23	178,223	177,341
SMART Trust
Series 2012-4US, Class A4A	1.250		08-14-18	173,529	173,187
Series 2013-1US, Class A4A	1.050		10-14-18	65,453	65,328
Series 2013-2US, Class A4A	1.180		02-14-19	185,214	183,651
Series 2014-1US, Class A3A	0.950		02-14-18	108,818	108,597
Series 2015-1US, Class A2A	0.990		08-14-17	32,660	32,609
Series 2015-1US, Class A3A	1.500		09-14-18	120,000	119,648
Series 2015-3US, Class A3A	1.660		08-14-19	105,000	104,448
SMB Private Education Loan Trust
Series 2015-A, Class A2A (S)	2.490		06-15-27	160,000	157,390
Series 2015-B, Class A2A (S)	2.980		07-15-27	180,000	183,825
Series 2015-C, Class A2A (S)	2.750		07-15-27	200,000	199,880
Series 2016-A, Class A2A (S)	2.700		05-15-31	100,000	100,037
Synchrony Credit Card Master Note Trust
Series 2012-2, Class A	2.220		01-15-22	480,000	486,192
Series 2013-1, Class B	1.690		03-15-21	630,000	623,140
Series 2014-1, Class A	1.610		11-15-20	210,000	210,680
Series 2014-1, Class B	1.810		11-15-20	225,000	224,511
Series 2014-1, Class C	1.910		11-15-20	105,000	104,685
Series 2015-2, Class A	1.600		04-15-21	180,000	180,364
Terwin Mortgage Trust Series 2005-14HE, Class AF2	4.849		08-25-36	22,920	23,438
Utility Debt Securitization Authority Series 2013-T, Class T1	2.042		06-15-21	170,000	171,260
Volkswagen Auto Loan Enhanced Trust Series 2014-2, Class A4	1.390		05-20-21	250,000	246,532
Volvo Financial Equipment LLC
Series 2016-1A, Class A3 (S)	1.670		02-18-20	130,000	129,680
Series 2014-1A, Class A3 (S)	0.820		04-16-18	69,119	68,970
Wendys Funding LLC Series 2015-1A, Class A2I (S)	3.371		06-15-45	547,250	543,967
Wheels SPV LLC
Series 2014-1A, Class A2 (S)	0.840		03-20-23	69,611	69,417
Series 2014-1A, Class A3 (S)	1.460		03-20-23	200,000	199,093
Series 2015-1A, Class A2 (S)	1.270		04-22-24	182,812	181,418
World Omni Auto Receivables Trust Series 2015-A, Class A3	1.340		05-15-20	45,000	45,110

SEE NOTES TO FUND'S INVESTMENTS63

Spectrum Income Fund

	Shares	Value
Common stocks 12.6%		$116,692,789
(Cost $101,273,605)
Consumer discretionary 1.1%		10,648,744
Auto components 0.1%
Johnson Controls, Inc.	15,300	675,495
Automobiles 0.1%
General Motors Company	18,799	588,033
Hotels, restaurants and leisure 0.2%
Carnival Corp.	16,600	792,484
Las Vegas Sands Corp.	23,300	1,077,392
Leisure products 0.1%
Mattel, Inc.	40,300	1,284,764
Media 0.5%
Altice NV, Class A (I)	3,366	57,988
Altice NV, Class B (I)	1,122	19,393
Comcast Corp., Class A	21,000	1,329,300
Liberty Broadband Corp., Series C (I)	2,850	164,816
Liberty Global PLC, Series C (I)	2,100	75,873
News Corp., Class A	61,000	729,560
The Walt Disney Company	6,700	664,774
Time Warner, Inc.	1,833	21,849
Twenty-First Century Fox, Inc., Class B	52,200	1,526,328
Multiline retail 0.1%
Kohl's Corp.	22,000	792,880
Macy's, Inc.	17,500	581,175
Specialty retail 0.0%
Staples, Inc.	30,300	266,640
Consumer staples 0.6%		5,459,914
Beverages 0.2%
Diageo PLC	21,781	591,031
PepsiCo, Inc.	11,300	1,143,221
Food and staples retailing 0.1%
Wal-Mart Stores, Inc.	15,000	1,061,700
Food products 0.3%
Archer-Daniels-Midland Company	33,100	1,415,687
Kellogg Company	8,900	661,893
McCormick & Company, Inc.	1,200	116,484
Personal products 0.0%
Avon Products, Inc.	54,700	213,330
Tobacco 0.0%
Philip Morris International, Inc.	2,600	256,568
Energy 1.5%		13,820,757
Energy equipment and services 0.0%
Hercules Offshore, Inc. (I)(L)	8,454	9,638
Oil, gas and consumable fuels 1.5%
Anadarko Petroleum Corp.	3,600	186,696
Apache Corp.	29,000	1,657,060
Canadian Natural Resources, Ltd.	46,300	1,376,962
Chevron Corp.	12,000	1,212,000
Columbia Pipeline Group, Inc.	32,200	822,388
EQT Corp.	4,370	320,103

64SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Exxon Mobil Corp.	34,500	$3,071,190
Hess Corp.	17,000	1,018,810
Occidental Petroleum Corp.	11,900	897,736
Royal Dutch Shell PLC, ADR, Class A	38,700	1,876,563
Total SA (L)	28,281	1,371,611
Financials 3.0%		27,778,886
Banks 1.2%
Bank of America Corp.	112,985	1,671,048
Citigroup, Inc.	28,500	1,327,245
Fifth Third Bancorp	40,200	758,574
JPMorgan Chase & Co.	57,100	3,726,917
Royal Bank of Scotland Group PLC (I)	182,458	649,680
The PNC Financial Services Group, Inc.	9,000	807,660
U.S. Bancorp	8,500	363,970
Wells Fargo & Company	28,100	1,425,232
Capital markets 0.8%
Ameriprise Financial, Inc.	14,100	1,433,547
Morgan Stanley	58,200	1,592,934
Northern Trust Corp.	21,300	1,578,330
Och-Ziff Capital Management Group LLC, Class A	32,500	130,975
State Street Corp.	22,200	1,399,932
The Bank of New York Mellon Corp.	25,700	1,080,942
Consumer finance 0.2%
American Express Company	24,100	1,584,816
Diversified financial services 0.0%
Sentry Holdings, A Shares (I)	294	192
Sentry Holdings, B Shares (I)	65,529	70,233
Insurance 0.6%
Chubb, Ltd.	1,691	214,098
Loews Corp.	42,300	1,712,304
Marsh & McLennan Companies, Inc.	24,200	1,598,894
MetLife, Inc.	38,800	1,767,340
Willis Towers Watson PLC	3,227	413,121
XL Group PLC	9,300	319,455
Real estate investment trusts 0.2%
Rayonier, Inc.	27,500	713,075
The Macerich Company	2,800	213,696
Weyerhaeuser Company	33,589	1,058,054
Real estate management and development 0.0%
The Howard Hughes Corp. (I)	1,525	166,622
Health care 1.2%		11,201,244
Biotechnology 0.1%
Gilead Sciences, Inc.	7,400	644,244
Health care equipment and supplies 0.1%
Becton, Dickinson and Company	4,500	749,025
Medtronic PLC	4,000	321,920
Health care providers and services 0.1%
Anthem, Inc.	9,538	1,260,542

SEE NOTES TO FUND'S INVESTMENTS65

Spectrum Income Fund

	Shares	Value
Health care (continued)
Pharmaceuticals 0.9%
Bristol-Myers Squibb Company	20,100	$1,441,170
GlaxoSmithKline PLC	35,401	739,839
Johnson & Johnson	18,600	2,096,034
Merck & Company, Inc.	21,700	1,220,842
Pfizer, Inc.	78,606	2,727,628
Industrials 1.7%		15,710,799
Aerospace and defense 0.3%
The Boeing Company	16,700	2,106,705
United Technologies Corp.	2,700	271,566
Air freight and logistics 0.1%
United Parcel Service, Inc., Class B	10,200	1,051,518
Airlines 0.0%
Southwest Airlines Company	8,200	348,336
Commercial services and supplies 0.2%
Tyco International PLC	37,600	1,602,512
Electrical equipment 0.1%
Emerson Electric Company	22,200	1,154,844
Industrial conglomerates 0.4%
General Electric Company	115,700	3,497,611
Machinery 0.5%
Cummins, Inc.	5,700	652,479
Deere & Company	12,900	1,061,541
Flowserve Corp.	8,400	404,292
Illinois Tool Works, Inc.	12,200	1,293,566
Pentair PLC	15,700	945,768
Road and rail 0.1%
Canadian Pacific Railway, Ltd.	3,300	427,647
Union Pacific Corp.	10,600	892,414
Information technology 1.4%		13,236,953
Communications equipment 0.3%
Cisco Systems, Inc.	46,500	1,350,825
Harris Corp.	17,108	1,347,597
Electronic equipment, instruments and components 0.0%
TE Connectivity, Ltd.	5,400	324,000
IT services 0.0%
First Data Corp., Class A (I)	8,800	110,264
Semiconductors and semiconductor equipment 0.6%
Analog Devices, Inc.	15,200	889,200
Applied Materials, Inc.	64,100	1,565,322
QUALCOMM, Inc.	27,100	1,488,332
Texas Instruments, Inc.	21,000	1,272,600
Software 0.2%
CA, Inc.	7,200	232,704
Microsoft Corp.	40,400	2,141,200
Technology hardware, storage and peripherals 0.3%
Apple, Inc.	3,400	339,524
Dell, Inc. (I)(R)	93,900	1,291,125
Western Digital Corp.	19,000	884,260

66SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

	Shares	Value
Materials 0.7%		$6,020,211
Chemicals 0.3%
CF Industries Holdings, Inc.	27,300	755,118
E.I. du Pont de Nemours & Company	25,100	1,641,791
Ingevity Corp. (I)	605	17,630
Construction materials 0.1%
Vulcan Materials Company	8,300	969,025
Containers and packaging 0.2%
International Paper Company	33,700	1,420,792
WestRock Company	3,630	143,784
Metals and mining 0.1%
Nucor Corp.	22,100	1,072,071
Telecommunication services 0.4%		3,610,749
Diversified telecommunication services 0.3%
CenturyLink, Inc.	20,275	549,858
Telefonica SA	46,107	481,599
Verizon Communications, Inc.	35,891	1,826,852
Wireless telecommunication services 0.1%
T-Mobile US, Inc. (I)	7,800	333,528
Vodafone Group PLC	125,433	418,912
Utilities 1.0%		9,204,532
Electric utilities 0.7%
Edison International	15,100	1,081,613
Entergy Corp.	16,000	1,214,720
Exelon Corp.	20,400	699,108
FirstEnergy Corp.	33,800	1,108,978
PG&E Corp.	23,900	1,435,912
Xcel Energy, Inc.	26,700	1,104,579
Independent power and renewable electricity producers 0.1%
AES Corp.	108,600	1,204,374
Multi-utilities 0.2%
NiSource, Inc.	56,800	1,355,248
Preferred securities 0.1%		$875,632
(Cost $854,655)
Financials 0.1%		569,538
Real estate investment trusts 0.1%
American Tower Corp., 5.250%	1,249	132,556
American Tower Corp., 5.500%	883	93,254
Crown Castle International Corp., 4.500%	3,150	343,728
Health care 0.0%		227,214
Pharmaceuticals 0.0%
Allergan PLC, 5.500%	269	227,214
Telecommunication services 0.0%		78,880
Wireless telecommunication services 0.0%
T-Mobile US, Inc., 5.500%	1,088	78,880

SEE NOTES TO FUND'S INVESTMENTS67

Spectrum Income Fund

				Shares/Par	Value
Purchased options 0.0%					$70,251
(Cost $42,957)
Call options 0.0%					70,251
Over the counter option on the USD vs. CZK (Expiration Date: 6-30-16; Strike Price: $24.75; Counterparty: Citibank N.A.) (I)				420,000	2,155
Over the counter option on the USD vs. EUR (Expiration Date: 7-1-16; Strike Price: $1.10; Counterparty: Citibank N.A.) (I)				9,600,000	65,107
Over the counter option on the USD vs. PLN (Expiration Date: 7-11-16; Strike Price: $4.05; Counterparty: Deutsche Bank AG) (I)				420,000	2,989
			Yield (%)	Shares	Value
Securities lending collateral 0.1%					$1,281,820
(Cost $1,281,819)
John Hancock Collateral Trust (W)			0.5434(Y)	128,087	1,281,820
	Yield	* (%)	Maturity date	Par value^	Value
Short-term investments 4.5%					$41,770,169
(Cost $41,770,174)
U.S. Government 0.0%					84,970
U.S. Treasury Bill	0.200		07-21-16	75,000	74,974
U.S. Treasury Bill	0.270		07-28-16	10,000	9,996
			Yield (%)	Shares	Value
Money market funds 4.3%					$39,968,199
T. Rowe Price Prime Reserve Fund			0.3193(Y)	39,968,199	39,968,199
				Par value^	Value
Repurchase agreement 0.2%					$1,717,000
Repurchase Agreement with State Street Corp. dated 5-31-16 at 0.030% to be repurchased at $1,717,001 on 6-1-16, collateralized by $1,745,000 U.S. Treasury Notes, 1.375% due 8-31-20 (valued at $1,753,725, including interest)				1,717,000	1,717,000
Total investments (Cost $925,900,140)† 101.8%					$946,309,316
Other assets and liabilities, net (1.8%)					($16,887,719)
Total net assets 100.0%					$929,421,597
	Rate (%	)	Maturity date	Par value^	Value
Sale commitments outstanding (0.1)%					($837,129)
(Cost ($836,500))
U.S. Government Agency (0.1)%					(837,129)
Federal National Mortgage Association (C)	3.500		TBA	(800,000)	(837,129)

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekels

68SEE NOTES TO FUND'S INVESTMENTS

Spectrum Income Fund

INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
USD	U.S. Dollar
ZAR	South African Rand
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield at the end of the period.
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
TBD	To Be Determined
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 5-31-16. The value of securities on loan amounted to $1,220,693.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(R)	Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to financial statements.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $149,141,607 or 16.1% of the fund's net assets as of 5-31-16.
(T)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 5-31-16.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 5-31-16, the aggregate cost of investment securities for federal income tax purposes was $932,549,422. Net unrealized appreciation aggregated to $13,759,894, of which $35,095,522 related to appreciated investment securities and $21,335,628 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS69

Spectrum Income Fund

The fund had the following country composition as a percentage of net assets on 5-31-16:

United States	70.2%
United Kingdom	2.5%
Mexico	2.1%
Canada	1.9%
Netherlands	1.9%
Luxembourg	1.9%
Japan	1.5%
Italy	1.3%
Brazil	1.2%
France	1.1%
Other countries	14.4%
TOTAL	100.0%

70SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective net asset values each business day. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of May 31, 2016, by major security category or type:

	Total value at 5-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
U.S. Government and Agency obligations	$213,521,247	—	$213,521,247	—
Foreign government obligations	134,363,527	—	134,363,527	—
Corporate bonds	323,499,833	—	323,499,833	—
Convertible bonds	287,507	—	287,507	—
Municipal bonds	3,615,113	—	3,615,113	—
Term loans	54,095,608	—	54,095,608	—
Collateralized mortgage obligations	30,155,927	—	30,155,927	—
Asset backed securities	26,079,893	—	26,079,893	—
Common stocks	116,692,789	$111,001,186	5,621,178	$70,425
Preferred securities	875,632	875,632	—	—
Purchased options	70,251	—	70,251	—
Securities lending collateral	1,281,820	1,281,820	—	—
Short-term investments	41,770,169	39,968,199	1,801,970	—
Total investments in securities	$946,309,316	$153,126,837	$793,112,054	$70,425
Sale commitments outstanding	($837,129)	—	($837,129)	—
Other financial instruments:

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	Total value at 5-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Futures	($27,391)	($27,391)	—	—
Forward foreign currency contracts	51,337	—	$51,337	—
Interest rate swaps	56,143	—	56,143	—
Credit Default Swaps	(89,736)	—	(89,736)	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, risk associated with extended settlement, and the risks of being a lender. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund's income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund's exposure to such investments is substantial, could impair the fund's ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended May 31, 2016, the fund used futures contracts to gain exposure to treasuries markets and the foreign bond market, maintain diversity and liquidity of the portfolio, manage against anticipated interest rate changes, manage duration of the portfolio, and substitute for securities purchase (or to be purchased). The following table summarizes the contracts held at May 31, 2016.

Open contracts	Number of contracts	Position	Expiration date	Notional basis	Notional value	Unrealized appreciation (depreciation)

2-Year U.S. Treasury Note Futures	59	Long	Sep 2016	12,850,523	12,856,469	5,946
3-Year Australian Treasury Bond Futures	42	Long	Jun 2016	3,387,472	3,421,450	33,978
5-Year U.S. Treasury Note Futures	2	Long	Sep 2016	239,831	240,234	403
10-Year South Korea Government Bond Futures	10	Long	Jun 2016	$1,075,965	$1,084,075	$8,110
10-Year U.S. Treasury Note Futures	48	Long	Sep 2016	6,210,437	6,225,000	14,563
Euro-Buxl Futures	2	Long	Jun 2016	375,374	374,563	(811)
German Euro BUND Futures	7	Long	Jun 2016	1,276,442	1,277,089	647
U.S. Treasury Long Bond Futures	28	Long	Sep 2016	4,555,076	4,572,750	17,674

       72

Open contracts	Number of contracts	Position	Expiration date	Notional basis	Notional value	Unrealized appreciation (depreciation)
Ultra U.S. Treasury Bond Futures	4	Long	Sep 2016	699,381	700,500	1,119
Euro BTP Futures	10	Long	Jun 2016	1,558,388	1,553,037	(5,351)
3 Year Korea Bond Futures	68	Long	Jun 2016	6,278,283	6,285,920	7,637
2-Year U.S. Treasury Note Futures	2	Short	Sep 2016	(435,528)	(435,812)	(284)
5-Year Interest Rate Swap Futures	6	Short	Jun 2016	(617,381)	(619,031)	(1,650)
5-Year U.S. Treasury Note Futures	78	Short	Sep 2016	(9,356,309)	(9,369,141)	(12,832)
10-Year Interest Rate Swap Futures	63	Short	Jun 2016	(6,556,132)	(6,614,016)	(57,884)
10-Year Mini Japan Government Bond Futures	16	Short	Jun 2016	(2,187,962)	(2,195,078)	(7,116)
10-Year U.S. Treasury Note Futures	65	Short	Sep 2016	(8,412,138)	(8,429,688)	(17,550)
Euro-OAT Futures	15	Short	Jun 2016	(2,634,625)	(2,646,494)	(11,869)
German Euro BOBL Futures	44	Short	Jun 2016	(6,436,714)	(6,431,920)	4,794
U.K. Long Gilt Bond Futures	9	Short	Sep 2016	(1,598,626)	(1,600,064)	(1,438)
U.S. Treasury Long Bond Futures	4	Short	Sep 2016	(651,087)	(653,250)	(2,163)
Euro BTP Futures	2	Short	Jun 2016	(308,755)	(310,607)	(1,852)
10-Year U.S. Ultra Futures	3	Short	Sep 2016	(421,589)	(423,051)	(1,462)
						($27,391)

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended May 31, 2016, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates and manage currency exposure. The following table summarizes the contracts held at May 31, 2016.

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
ARS	1,185,000	USD	76,550	BNP Paribas SA	7/12/2016	$5,577	—	$5,577
ARS	1,006,000	USD	60,970	BNP Paribas SA	10/3/2016	5,209	—	5,209
ARS	2,206,000	USD	121,287	BNP Paribas SA	3/22/2017	9,534	—	9,534
AUD	168,000	USD	121,703	Bank of America, N.A.	7/22/2016	—	($502)	(502)
AUD	189,000	USD	136,286	State Street Bank London	7/22/2016	66	—	66
AUD	7,200	USD	5,179	State Street Bank London	8/23/2016	10	—	10
BRL	631,000	USD	175,517	Barclays Bank PLC Wholesale	6/2/2016	—	(899)	(899)
BRL	789,000	USD	223,859	BNP Paribas SA	6/2/2016	—	(5,517)	(5,517)
BRL	2,758,309	USD	767,242	Citibank N.A.	6/2/2016	—	(3,928)	(3,928)
BRL	578,743	USD	160,981	Credit Suisse International	6/2/2016	—	(824)	(824)
BRL	4,716,044	USD	1,311,491	Deutsche Bank AG London	6/2/2016	—	(6,409)	(6,409)
BRL	2,884,000	USD	768,931	JPMorgan Chase Bank N.A. London	6/2/2016	29,166	—	29,166
BRL	1,564,000	USD	435,733	Morgan Stanley and Company International PLC	6/2/2016	—	(2,923)	(2,923)
BRL	632,000	USD	166,205	Royal Bank of Canada (UK)	6/2/2016	8,690	—	8,690
BRL	753,000	USD	209,452	Royal Bank of Scotland PLC	6/2/2016	—	(1,072)	(1,072)
BRL	1,024,000	USD	261,521	State Street Bank London	6/2/2016	21,853	—	21,853
BRL	402,000	USD	107,286	UBS AG London	6/2/2016	3,961	—	3,961
BRL	1,335,000	USD	359,161	Citibank N.A.	9/2/2016	218	—	218
CHF	78,000	USD	80,774	Bank of America, N.A.	8/19/2016	—	(2,017)	(2,017)
CHF	79,000	USD	81,522	Standard Chartered Bank	8/19/2016	—	(1,755)	(1,755)
CHF	2,025,000	USD	2,082,476	UBS AG London	8/23/2016	—	(37,430)	(37,430)
CLP	111,016,000	USD	158,705	Citibank N.A.	8/23/2016	305	—	305
CNY	3,529,069	USD	539,853	Bank of America, N.A.	8/15/2016	—	(4,996)	(4,996)

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Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
CNY	68,458	USD	10,388	BNP Paribas SA	8/15/2016	—	(13)	(13)
CNY	464,000	USD	71,612	Deutsche Bank AG London	8/15/2016	—	(1,289)	(1,289)
CNY	2,417,331	USD	366,777	HSBC Bank USA	8/15/2016	—	(411)	(411)
CNY	1,131,000	USD	171,351	JPMorgan Chase Bank N.A. London	8/15/2016	61	—	61
CNY	6,692,773	USD	1,026,904	Standard Chartered Bank	8/15/2016	—	(12,562)	(12,562)
CNY	136,733	USD	20,720	State Street Bank London	8/15/2016	3	—	3
CNY	982,000	USD	151,445	Deutsche Bank AG London	8/31/2016	—	(2,678)	(2,678)
CNY	1,005,000	USD	147,725	Standard Chartered Bank	8/31/2016	4,526	—	4,526
COP	448,736,000	USD	145,152	Credit Suisse International	7/22/2016	—	(1,364)	(1,364)
COP	379,931,000	USD	121,968	JPMorgan Chase Bank N.A. London	7/22/2016	—	(228)	(228)
COP	470,265,000	USD	159,791	State Street Bank London	7/22/2016	—	(9,105)	(9,105)
CZK	3,757,000	USD	157,361	Bank of America, N.A.	8/23/2016	—	(2,292)	(2,292)
EUR	253,664	USD	282,564	Bank of America, N.A.	6/15/2016	—	(202)	(202)
EUR	241,604	USD	276,415	Citibank N.A.	6/15/2016	—	(7,478)	(7,478)
EUR	159,882	USD	181,099	JPMorgan Chase Bank N.A. London	6/15/2016	—	(3,129)	(3,129)
EUR	102,398	USD	115,485	State Street Bank London	6/15/2016	—	(1,504)	(1,504)
EUR	137,235	USD	153,413	Barclays Bank PLC Wholesale	8/19/2016	—	(309)	(309)
EUR	361,593	USD	405,223	Citibank N.A.	8/19/2016	—	(1,818)	(1,818)
EUR	98,697	USD	111,134	JPMorgan Chase Bank N.A. London	8/19/2016	—	(1,025)	(1,025)
EUR	91,481	USD	102,571	Morgan Stanley and Company International PLC	8/19/2016	—	(512)	(512)
EUR	468,710	USD	524,812	Canadian Imperial Bank of Commerce	8/23/2016	—	(1,830)	(1,830)
EUR	445,924	USD	507,055	Deutsche Bank AG London	8/23/2016	—	(9,498)	(9,498)
EUR	159,346	USD	179,117	JPMorgan Chase Bank N.A. London	8/23/2016	—	(1,321)	(1,321)
EUR	129,781	USD	147,479	Morgan Stanley and Company International PLC	8/23/2016	—	(2,671)	(2,671)
EUR	103,345	USD	117,109	Societe Generale	8/23/2016	—	(1,798)	(1,798)
EUR	264,875	USD	298,054	Standard Chartered Bank	8/23/2016	—	(2,509)	(2,509)
EUR	173,479	USD	194,429	State Street Bank London	8/23/2016	—	(863)	(863)
GBP	685,000	USD	998,285	Bank of America, N.A.	8/23/2016	—	(5,608)	(5,608)
GBP	620,000	USD	911,676	Barclays Bank PLC Wholesale	8/23/2016	—	(13,195)	(13,195)
GBP	1,622,000	USD	2,361,924	Canadian Imperial Bank of Commerce	8/23/2016	—	(11,381)	(11,381)
GBP	14,179	USD	20,770	Standard Chartered Bank	8/23/2016	—	(223)	(223)
GBP	38,310	USD	55,924	State Street Bank London	8/23/2016	—	(406)	(406)
HUF	19,730,000	USD	70,048	State Street Bank London	8/23/2016	—	(92)	(92)
IDR	828,900,000	USD	60,235	State Street Bank London	8/23/2016	—	(395)	(395)
INR	13,458,000	USD	198,848	BNP Paribas SA	8/19/2016	—	(1,476)	(1,476)
INR	4,025,000	USD	59,287	Deutsche Bank AG London	8/23/2016	—	(297)	(297)
JPY	28,936,035	USD	266,296	Canadian Imperial Bank of Commerce	8/23/2016	—	(4,286)	(4,286)
JPY	28,900,080	USD	265,917	Deutsche Bank AG London	8/23/2016	—	(4,231)	(4,231)
JPY	1,567,968,000	USD	14,422,075	HSBC Bank USA	8/23/2016	—	(224,397)	(224,397)
JPY	28,928,517	USD	264,603	Morgan Stanley and Company International PLC	8/23/2016	—	(2,660)	(2,660)
JPY	29,057,612	USD	264,988	Standard Chartered Bank	8/23/2016	—	(1,876)	(1,876)
JPY	14,760,000	USD	134,490	UBS AG London	8/23/2016	—	(841)	(841)
KRW	322,645,000	USD	270,312	Standard Chartered Bank	8/23/2016	33	—	33
MXN	8,165,000	USD	439,688	Bank of America, N.A.	7/5/2016	1,114	—	1,114
MXN	6,196,422	USD	334,862	BNP Paribas SA	8/19/2016	—	(1,903)	(1,903)
MXN	929,732	USD	49,927	Morgan Stanley and Company International PLC	8/19/2016	31	—	31
MXN	9,018,518	USD	484,624	State Street Bank London	8/19/2016	—	(22)	(22)
MXN	26,108,000	USD	1,418,329	State Street Bank London	8/23/2016	—	(16,016)	(16,016)
MYR	179,000	USD	44,041	State Street Bank London	8/23/2016	—	(914)	(914)
NZD	362,000	USD	244,374	Standard Chartered Bank	8/23/2016	—	(460)	(460)
PEN	196,000	USD	58,438	BNP Paribas SA	7/22/2016	—	(733)	(733)
PEN	448,000	USD	133,234	State Street Bank London	7/22/2016	—	(1,338)	(1,338)
PEN	269,000	USD	79,941	Credit Suisse International	8/4/2016	—	(874)	(874)

       74

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
PHP	18,920,000	USD	404,455	Standard Chartered Bank	7/29/2016	—	(1,150)	(1,150)
PHP	19,087,000	USD	407,668	HSBC Bank USA	8/23/2016	—	(1,376)	(1,376)
PHP	6,289,000	USD	134,122	JPMorgan Chase Bank N.A. London	8/23/2016	—	(253)	(253)
PLN	300,000	USD	76,157	Societe Generale	8/23/2016	—	(211)	(211)
PLN	3,678,000	USD	939,280	State Street Bank London	8/23/2016	—	(8,180)	(8,180)
RON	41,400	USD	10,577	JPMorgan Chase Bank N.A. London	7/22/2016	—	(373)	(373)
RON	205,500	USD	52,745	State Street Bank London	7/22/2016	—	(2,094)	(2,094)
RUB	25,443,000	USD	374,713	State Street Bank London	7/22/2016	1,743	—	1,743
RUB	8,346,000	USD	124,150	State Street Bank London	8/19/2016	—	(1,596)	(1,596)
RUB	14,940,000	USD	223,252	State Street Bank London	8/23/2016	—	(4,091)	(4,091)
SEK	673,000	USD	81,711	JPMorgan Chase Bank N.A. London	8/23/2016	—	(761)	(761)
SEK	57,500	USD	7,013	State Street Bank London	8/23/2016	—	(96)	(96)
THB	13,837,000	USD	391,595	Deutsche Bank AG London	6/17/2016	—	(4,367)	(4,367)
THB	15,198,000	USD	426,888	Standard Chartered Bank	8/23/2016	—	(2,029)	(2,029)
TRY	403,000	USD	133,717	BNP Paribas SA	8/23/2016	—	(49)	(49)
TRY	2,415,000	USD	792,279	Royal Bank of Scotland PLC	8/23/2016	8,735	—	8,735
TRY	270,000	USD	89,590	State Street Bank London	8/23/2016	—	(36)	(36)
TWD	4,796,000	USD	148,759	Standard Chartered Bank	6/15/2016	—	(1,659)	(1,659)
ZAR	2,972,252	USD	187,556	Bank of America, N.A.	8/23/2016	—	(1,514)	(1,514)
ZAR	2,552,330	USD	163,081	Barclays Bank PLC Wholesale	8/23/2016	—	(3,323)	(3,323)
ZAR	4,444,000	USD	279,396	JPMorgan Chase Bank N.A. London	8/23/2016	—	(1,233)	(1,233)
USD	279,779	AUD	367,000	Bank of America, N.A.	7/22/2016	15,011	—	15,011
USD	135,637	AUD	179,000	JPMorgan Chase Bank N.A. London	7/22/2016	6,499	—	6,499
USD	1,354,032	AUD	1,866,000	Westpac Banking Corporation	8/23/2016	9,276	—	9,276
USD	173,788	BRL	631,000	Barclays Bank PLC Wholesale	6/2/2016	—	(830)	(830)
USD	219,465	BRL	789,000	BNP Paribas SA	6/2/2016	1,124	—	1,124
USD	714,625	BRL	2,758,309	Citibank N.A.	6/2/2016	—	(48,689)	(48,689)
USD	163,118	BRL	578,743	Credit Suisse International	6/2/2016	2,961	—	2,961
USD	1,306,347	BRL	4,716,044	Deutsche Bank AG London	6/2/2016	1,264	—	1,264
USD	803,751	BRL	2,884,000	JPMorgan Chase Bank N.A. London	6/2/2016	5,655	—	5,655
USD	427,203	BRL	1,564,000	Morgan Stanley and Company International PLC	6/2/2016	—	(5,607)	(5,607)
USD	164,597	BRL	632,000	Royal Bank of Canada (UK)	6/2/2016	—	(10,298)	(10,298)
USD	213,981	BRL	753,000	Royal Bank of Scotland PLC	6/2/2016	5,602	—	5,602
USD	303,487	BRL	1,120,806	State Street Bank London	6/2/2016	—	(6,678)	(6,678)
USD	111,819	BRL	402,000	UBS AG London	6/2/2016	572	—	572
USD	744,313	BRL	2,748,000	Citibank N.A.	9/2/2016	4,558	—	4,558
USD	1,143,828	BRL	4,207,000	Deutsche Bank AG London	9/2/2016	11,316	—	11,316
USD	384,574	CAD	505,996	Royal Bank of Canada (UK)	6/30/2016	—	(1,275)	(1,275)
USD	127,223	CAD	164,000	Royal Bank of Canada (UK)	8/23/2016	2,151	—	2,151
USD	360,143	CHF	349,000	Standard Chartered Bank	8/19/2016	7,755	—	7,755
USD	907,691	CHF	896,000	UBS AG London	8/23/2016	2,821	—	2,821
USD	80,027	CLP	54,058,000	Credit Suisse International	8/4/2016	2,459	—	2,459
USD	743,892	CLP	518,976,000	Credit Suisse International	8/23/2016	553	—	553
USD	375,917	CNY	2,467,000	Citibank N.A.	8/15/2016	2,025	—	2,025
USD	210,162	CNY	1,422,000	Deutsche Bank AG London	8/15/2016	—	(5,353)	(5,353)
USD	166,426	CNY	1,100,000	HSBC Bank USA	8/15/2016	—	(288)	(288)
USD	1,575,833	CNY	10,579,000	JPMorgan Chase Bank N.A. London	8/15/2016	—	(27,494)	(27,494)
USD	121,618	CNY	803,000	Societe Generale	8/15/2016	—	(83)	(83)
USD	321,992	CNY	2,141,000	Standard Chartered Bank	8/15/2016	—	(2,493)	(2,493)
USD	73,645	CNY	479,000	State Street Bank London	8/15/2016	1,049	—	1,049
USD	266,400	CNY	1,751,000	Citibank N.A.	8/31/2016	1,135	—	1,135
USD	74,668	CNY	495,000	HSBC Bank USA	8/31/2016	—	(321)	(321)
USD	145,494	CNY	1,001,000	JPMorgan Chase Bank N.A. London	8/31/2016	—	(6,151)	(6,151)

       75

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
USD	209,076	CNY	1,398,000	Standard Chartered Bank	8/31/2016	—	(2,712)	(2,712)
USD	130,035	COP	391,309,000	BNP Paribas SA	7/22/2016	4,649	—	4,649
USD	136,241	COP	420,508,000	State Street Bank London	7/22/2016	1,498	—	1,498
USD	302,183	COP	915,992,036	Credit Suisse International	8/19/2016	10,323	—	10,323
USD	82,314	COP	251,140,000	Royal Bank of Scotland PLC	8/19/2016	2,294	—	2,294
USD	526,632	DKK	3,458,000	UBS AG London	8/23/2016	7,767	—	7,767
USD	7,884,513	EUR	7,047,143	Bank of America, N.A.	6/15/2016	40,110	—	40,110
USD	1,045,730	EUR	941,022	Canadian Imperial Bank of Commerce	6/15/2016	—	(1,753)	(1,753)
USD	135,976	EUR	118,138	HSBC Bank USA	6/15/2016	4,472	—	4,472
USD	642,008	EUR	567,064	Royal Bank of Scotland PLC	6/15/2016	10,791	—	10,791
USD	204,770	EUR	180,417	Standard Chartered Bank	6/15/2016	3,942	—	3,942
USD	305,407	EUR	275,352	UBS AG London	6/15/2016	—	(1,097)	(1,097)
USD	103,435	EUR	90,651	BNP Paribas SA	8/19/2016	2,302	—	2,302
USD	1,931,134	EUR	1,699,000	Citibank N.A.	8/19/2016	35,673	—	35,673
USD	43,875	EUR	39,000	Bank of America, N.A.	8/23/2016	359	—	359
USD	4,738,662	EUR	4,170,000	Morgan Stanley and Company International PLC	8/23/2016	85,820	—	85,820
USD	158,508	EUR	140,959	State Street Bank London	8/23/2016	1,226	—	1,226
USD	2,858,759	GBP	2,005,331	Westpac Banking Corporation	7/15/2016	—	(46,520)	(46,520)
USD	161,911	GBP	112,000	Barclays Bank PLC Wholesale	8/19/2016	—	(390)	(390)
USD	6,531,680	GBP	4,534,000	Citibank N.A.	8/23/2016	—	(38,827)	(38,827)
USD	138,251	GBP	94,743	State Street Bank London	8/23/2016	954	—	954
USD	527,912	HUF	147,870,000	Citibank N.A.	8/23/2016	3,614	—	3,614
USD	189,265	IDR	2,563,401,000	Barclays Bank PLC Wholesale	8/19/2016	4,054	—	4,054
USD	129,535	IDR	1,796,652,000	Standard Chartered Bank	8/23/2016	—	(170)	(170)
USD	197,510	IDR	2,681,199,000	State Street Bank London	8/23/2016	3,946	—	3,946
USD	147,390	INR	10,108,000	Citibank N.A.	8/23/2016	—	(751)	(751)
USD	164,244	INR	11,185,000	State Street Bank London	8/23/2016	318	—	318
USD	362,741	KRW	440,059,000	Bank of America, N.A.	6/17/2016	—	(6,386)	(6,386)
USD	121,274	KRW	141,284,000	Standard Chartered Bank	6/17/2016	2,763	—	2,763
USD	406,413	KRW	475,828,000	Standard Chartered Bank	8/12/2016	7,661	—	7,661
USD	456,706	KRW	544,622,000	Goldman Sachs International	8/23/2016	365	—	365
USD	1,574,130	KRW	1,859,992,000	HSBC Bank USA	8/23/2016	15,636	—	15,636
USD	1,028,868	MXN	18,045,000	Morgan Stanley and Company International PLC	7/5/2016	54,676	—	54,676
USD	2,069,094	MXN	38,328,928	Royal Bank of Scotland PLC	8/19/2016	9,520	—	9,520
USD	900,671	MXN	16,779,000	BNP Paribas SA	8/23/2016	—	(563)	(563)
USD	231,482	MXN	4,297,067	JPMorgan Chase Bank N.A. London	8/23/2016	678	—	678
USD	632,486	MXN	11,570,571	Royal Bank of Scotland PLC	8/23/2016	11,007	—	11,007
USD	4,241,140	MXN	78,031,000	State Street Bank London	8/23/2016	49,938	—	49,938
USD	420,950	MYR	1,720,000	Deutsche Bank AG London	7/20/2016	5,672	—	5,672
USD	844,704	MYR	3,322,000	Standard Chartered Bank	7/20/2016	42,639	—	42,639
USD	1,015,252	MYR	4,127,000	State Street Bank London	8/23/2016	20,924	—	20,924
USD	585,326	MYR	2,270,000	BNP Paribas SA	9/14/2016	39,083	—	39,083
USD	589,566	MYR	2,430,000	Standard Chartered Bank	9/14/2016	4,821	—	4,821
USD	49,242	NOK	405,000	JPMorgan Chase Bank N.A. London	8/23/2016	838	—	838
USD	37,166	NOK	311,000	State Street Bank London	8/23/2016	—	(3)	(3)
USD	134,791	NZD	201,000	State Street Bank London	8/23/2016	—	(642)	(642)
USD	145,137	PEN	482,000	Credit Suisse International	7/22/2016	3,231	—	3,231
USD	21,567	PEN	71,000	State Street Bank London	7/22/2016	664	—	664
USD	401,187	PHP	18,920,000	HSBC Bank USA	7/29/2016	—	(2,116)	(2,116)
USD	349,209	PLN	1,350,344	JPMorgan Chase Bank N.A. London	8/23/2016	7,364	—	7,364
USD	42,903	PLN	168,000	State Street Bank London	8/23/2016	374	—	374
USD	247,216	RON	970,000	Bank of America, N.A.	7/22/2016	8,137	—	8,137
USD	194,800	RON	772,359	BNP Paribas SA	7/22/2016	4,434	—	4,434

       76

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
USD	94,431	RON	373,793	JPMorgan Chase Bank N.A. London	7/22/2016	2,301	—	2,301
USD	72,981	RON	295,000	State Street Bank London	7/22/2016	271	—	271
USD	63,369	RON	255,822	Citibank N.A.	8/23/2016	285	—	285
USD	514,852	RON	2,048,304	JPMorgan Chase Bank N.A. London	8/23/2016	9,751	—	9,751
USD	109,068	RON	437,476	State Street Bank London	8/23/2016	1,189	—	1,189
USD	215,399	RUB	14,539,437	State Street Bank London	7/22/2016	273	—	273
USD	68,125	RUB	4,610,000	State Street Bank London	8/23/2016	499	—	499
USD	31,987	SGD	44,000	JPMorgan Chase Bank N.A. London	8/23/2016	81	—	81
USD	393,186	THB	13,837,000	Deutsche Bank AG London	6/17/2016	5,958	—	5,958
USD	354,687	THB	12,583,000	Bank of America, N.A.	8/23/2016	2,930	—	2,930
USD	233,533	THB	8,348,000	JPMorgan Chase Bank N.A. London	8/23/2016	165	—	165
USD	86,720	THB	3,092,000	Standard Chartered Bank	8/23/2016	283	—	283
USD	71,083	THB	2,538,000	State Street Bank London	8/23/2016	133	—	133
USD	81,211	TRY	242,000	Bank of America, N.A.	7/20/2016	276	—	276
USD	160,514	TRY	470,000	BNP Paribas SA	7/20/2016	3,326	—	3,326
USD	162,490	TRY	489,973	Royal Bank of Scotland PLC	8/23/2016	—	(25)	(25)
USD	146,286	TWD	4,796,000	BNP Paribas SA	6/15/2016	—	(814)	(814)
USD	294,025	TWD	9,502,000	BNP Paribas SA	7/22/2016	2,367	—	2,367
USD	327,323	TWD	10,710,000	HSBC Bank USA	8/23/2016	—	(1,629)	(1,629)
USD	141,070	TWD	4,613,000	JPMorgan Chase Bank N.A. London	8/23/2016	—	(615)	(615)
USD	486,369	ZAR	7,717,360	Barclays Bank PLC Wholesale	8/23/2016	3,316	—	3,316
USD	71,179	ZAR	1,136,000	Citibank N.A.	8/23/2016	73	—	73
USD	740,943	ZAR	11,806,000	JPMorgan Chase Bank N.A. London	8/23/2016	1,971	—	1,971
						$734,606	($683,269)	$51,337

Currency abbreviations
ARS	Argentine Peso	GBP	Pound Sterling	PHP	Philippine Peso
AUD	Australian Dollar	HUF	Hungarian Forint	PLN	Polish Zloty
BRL	Brazilian Real	IDR	Indonesian Rupiah	RON	Romanian Leu
CAD	Canadian Dollar	INR	Indian Rupee	RUB	Russian Ruble
CHF	Swiss Franc	JPY	Japanese Yen	SEK	Swedish Krona
CLP	Chilean Peso	KRW	Korean Won	SGD	Singapore Dollar
CNY	Chinese Yuan Renminbi	MXN	Mexican Peso	THB	Thai Baht
COP	Colombian Peso	MYR	Malaysian Ringgit	TRY	Turkish Lira
CZK	Czech Koruna	NOK	Norwegian Krone	TWD	Taiwan New Dollar
DKK	Danish Krone	NZD	New Zealand Dollar	USD	U.S. Dollar
EUR	Euro	PEN	Peruvian Nuevo Sol	ZAR	South African Rand

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value.

During the period ended May 31, 2016, the fund used purchased options to gain exposure to foreign currency, maintain diversity and liquidity of the fund and as a substitute for securities purchased.

Swaps. Swap agreements are agreements between the fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

       77

Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

During the period ended May 31, 2016, the fund used interest rate swaps to manage against interest rate changes. The following table summarizes the interest rate swap contracts held as of May 31, 2016.

Counterparty	Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Bank of New York	20,200,000	HKD	$2,599,492	Fixed 1.515%	HKD-HIBOR- HKAB	Dec 2020	—	($12,785)	($12,785)
Citibank, N.A.	350,000	MYR	84,766	MYR- KLIBOR-BNM	Fixed 3.865%	Feb 2020	—	466	466
Citibank, N.A.	700,000	MYR	169,533	MYR- KLIBOR-BNM	Fixed 4.432%	Dec 2020	—	4,045	4,045
Citibank, N.A.	570,000	MYR	138,048	MYR- KLIBOR-BNM	Fixed 3.687%	Mar 2021	—	(646)	(646)
Citibank, N.A.	1,100,000	HKD	141,556	Fixed 1.335%	HKD-HIBOR- HKAB	Apr 2021	—	910	910
JP Morgan Chase Bank, N.A.	9,750,000	HKD	1,254,705	Fixed 1.465%	HKD-HIBOR- HKAB-3M	Mar 2021	—	(1,256)	(1,256)
JP Morgan Chase Bank, N.A.	1,800,000	HKD	231,638	Fixed 1.48%	HKD-HIBOR- HKAB-3M	Mar 2021	—	(359)	(359)
Exchange Cleared Swaps
	2,580,000	USD	2,580,000	USD-LIBOR- BBA3M	Fixed 1.671%	Dec 2020	—	59,732	59,732
	1,250,000	USD	1,250,000	USD-LIBOR- BBA	Fixed 1.367%	Mar 2021	—	4,717	4,717
	240,000	USD	240,000	USD-LIBOR- BBA	Fixed 1.403%	Mar 2021	—	1,319	1,319
			$8,689,738				—	$56,143	$56,143

The following are abbreviations for the table above:
BNM	Bank Negara Malaysia	HIKAB	Hong Kong Association of Banks
BBA	The Bristish Bankers' Association	KLIBOR	Kuala Lumpur Interbank Offered Rate
HIBOR	Hong Kong Interbank Offered Rate	LIBOR	London Interbank Offered Rate

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

During the period ended May 31, 2016, the fund used CDS as a Buyer of protection to manage against potential credit events. The following table summarizes the credit default swap contracts the fund held as of May 31, 2016 as a Buyer of protection.

       78

Counterparty	Reference obligation	Notional amount	Currency	USD notional amount	(Pay)/ received fixed rate	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Citibank, N.A.	Barclays Bank PLC	200,000	EUR	$22,530	(1.000)%	Jun 2021	($794)	$445	($349)
Citibank, N.A.	CDX IG CDSI S26 5YR PRC	160,000	USD	160,000	(5.000)%	Jun 2021	(2,104)	(3,904)	(6,008)
Citibank, N.A.	Royal Bank of Scotland PLC	200,000	EUR	22,530	(1.000)%	Jun 2021	3,592	(2,582)	1,010
JP Morgan Chase Bank, N.A.	United Utilities PLC	75,000	EUR	83,449	(1.000)%	Jun 2017	(266)	(666)	(932)
JP Morgan Chase Bank, N.A.	CDX IG CDSI S26 5YR	325,000	USD	325,000	(1.000)%	Jun 2021	(3,451)	(796)	(4,247)
JP Morgan Chase Bank, N.A.	Bank of China	100,000	USD	100,000	(1.000)%	Jun 2021	2,615	(629)	1,986
Exchange Cleared Swaps
	ITRX EUR SNR FIN CDSI S24 5Y	900,000	EUR	1,001,385	(1.000)%	Dec 2020	(7,575)	(1,738)	(9,313)
	SKY PLC	80,000	EUR	89,012	(1.000)%	Dec 2020	(427)	(473)	(900)
	CDX IG CDSI s26 5yr	1,350,000	USD	1,350,000	(1.000)%	Jun 2021	(11,259)	(6,384)	(17,643)
	CDX HY CDSI s26 5yr PRC	1,575,000	USD	1,575,000	(1.000)%	Jun 2021	(25,776)	(33,365)	(59,141)
	ITRX EUR SNR FIN CDSI S25 5Y	200,000	EUR	222,530	(1.000)%	Jun 2021	66	(1,617)	(1,551)
	ITRX EUR SNR FIN CDSI S25 5Y	200,000	EUR	222,530	(1.000)%	Jun 2021	124	(1,675)	(1,551)
	ITRX EUR SNR FIN CDSI S25 5Y	200,000	EUR	222,530	(1.000)%	Jun 2021	(57)	(1,495)	(1,552)
				$5,396,496			($45,312)	($54,879)	($100,191)

Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity's creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's creditworthiness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

The fund used CDS as a Seller of protection during the period ended May 31, 2016 to take a long position in the exposure of the benchmark credit and as a substitute for securities purchased. The following table summarizes the credit default swap contracts the fund held as of May 31, 2016 where the fund acted as a Seller of protection.

Counterparty	Reference obligation	Implied credit spreads at 5-31-16	USD notional amount	Currency	(Pay)/ received fixed rate	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Citibank, N.A.	Teck Resources, LTD	4.37%	$50,000	USD	5.000%	Jun 2019	($3,193)	$4,591	$1,398
Citibank, N.A.	Teck Resources, LTD	4.37%	150,000	USD	5.000%	Jun 2019	(10,315)	14,508	4,193
Citibank, N.A.	Teck Resources, LTD	4.37%	50,000	USD	5.000%	Jun 2019	(3,190)	4,588	1,398
JP Morgan Chase Bank, N.A.	Humana, Inc.	0.12%	180,000	USD	4.000%	Dec 2018	569	3,815	4,384
JP Morgan Chase Bank, N.A.	People's Republic of China	1.23%	100,000	USD	1.000%	Jun 2021	(1,230)	312	(918)
			$530,000				($17,359)	$27,814	$10,455

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Direct placement securities. The fund may hold private placement securities which are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. The following table summarizes the direct placement securities held at May 31, 2016.

Issuer, description	Acquisition date	Acquisition cost	Beginning share amount	Ending share amount	Value as a percentage of fund's net assets	Value as of 5-31-16
Dell, Inc.	11-20-07 to 3-15-13	$1,075,436	93,900	93,900	0.14%	$1,291,125

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       80

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	459Q3	05/16
This report is for the information of the shareholders of John Hancock Spectrum Income Fund.		7/16

John Hancock

Small Cap Value Fund

Quarterly portfolio holdings 5/31/16

Fund's investmentsSmall Cap Value Fund

As of 5-31-16 (unaudited)
	Shares	Value
Common stocks 95.4%		$382,682,762
(Cost $323,839,400)
Consumer discretionary 5.9%		23,611,621
Hotels, restaurants and leisure 0.2%
International Speedway Corp., Class A	18,590	614,957
Household durables 0.8%
Helen of Troy, Ltd. (I)	31,510	3,240,173
Multiline retail 1.3%
Fred's, Inc., Class A	359,200	5,273,051
Specialty retail 3.6%
Ascena Retail Group, Inc. (I)	451,680	3,261,130
CST Brands, Inc.	29,360	1,113,625
DSW, Inc., Class A	144,210	3,051,484
Stage Stores, Inc. (L)	280,910	1,553,432
The Cato Corp., Class A	145,410	5,503,769
Consumer staples 3.8%		15,196,691
Beverages 1.4%
C&C Group PLC	1,209,844	5,566,055
Food and staples retailing 0.4%
Smart & Final Stores, Inc. (I)	113,834	1,806,546
Food products 2.0%
Cranswick PLC	201,256	6,735,399
Post Holdings, Inc. (I)	14,323	1,088,691
Energy 5.4%		21,821,947
Energy equipment and services 1.9%
Era Group, Inc. (I)	149,528	1,430,983
SEACOR Holdings, Inc. (I)	87,148	4,999,681
Tesco Corp. (I)	148,616	1,087,869
Oil, gas and consumable fuels 3.5%
Diamondback Energy, Inc. (I)	13,498	1,227,643
Dorian LPG, Ltd. (I)	277,940	2,484,784
RSP Permian, Inc. (I)	171,150	5,635,970
Scorpio Tankers, Inc.	842,690	4,955,017
Financials 23.5%		94,051,351
Banks 13.2%
First Busey Corp.	142,280	3,157,193
First Midwest Bancorp, Inc.	353,990	6,619,613
First Niagara Financial Group, Inc.	425,230	4,643,512
Flushing Financial Corp.	161,748	3,374,063
Great Western Bancorp, Inc.	179,120	6,093,662
Hancock Holding Company	186,600	5,129,634
International Bancshares Corp.	273,460	7,667,818
MB Financial, Inc.	182,390	6,593,399
Webster Financial Corp.	244,750	9,584,410
Capital markets 0.9%
Ares Capital Corp.	44,790	664,684
Solar Capital, Ltd.	169,597	3,122,281
Insurance 3.4%
Alleghany Corp. (I)	2,830	1,541,869

2SEE NOTES TO FUND'S INVESTMENTS

Small Cap Value Fund

	Shares	Value
Financials (continued)
Insurance (continued)
Assured Guaranty, Ltd.	20,975	$564,018
Kemper Corp.	68,560	2,215,174
Primerica, Inc.	103,200	5,790,552
Reinsurance Group of America, Inc.	14,330	1,420,676
State National Companies, Inc.	67,547	727,481
White Mountains Insurance Group, Ltd.	1,545	1,244,312
Real estate investment trusts 4.2%
Corporate Office Properties Trust	142,890	3,862,317
DiamondRock Hospitality Company	325,242	2,907,663
Education Realty Trust, Inc.	113,386	4,851,787
Kite Realty Group Trust	23,785	639,103
Mid-America Apartment Communities, Inc.	9,640	992,824
Summit Hotel Properties, Inc.	311,740	3,647,358
Thrifts and mortgage finance 1.8%
Northwest Bancshares, Inc.	472,380	6,995,948
Health care 7.3%		29,214,541
Health care equipment and supplies 2.2%
Haemonetics Corp. (I)	179,040	5,013,120
ICU Medical, Inc. (I)	26,990	2,806,690
STERIS PLC	15,450	1,072,694
Health care providers and services 1.4%
Amsurg Corp. (I)	36,380	2,720,860
CorVel Corp. (I)	61,900	2,979,866
Health care technology 1.6%
Allscripts Healthcare Solutions, Inc. (I)	480,580	6,483,024
Life sciences tools and services 1.5%
Charles River Laboratories International, Inc. (I)	69,220	5,948,075
Pharmaceuticals 0.6%
Phibro Animal Health Corp., Class A	115,335	2,190,212
Industrials 32.3%		129,727,546
Aerospace and defense 1.7%
Cubic Corp.	166,701	6,801,401
Air freight and logistics 0.7%
Forward Air Corp.	63,670	2,896,348
Building products 1.2%
Tyman PLC	1,231,593	4,681,534
Commercial services and supplies 9.7%
ACCO Brands Corp. (I)	652,250	6,483,365
Clean Harbors, Inc. (I)	16,050	826,415
Essendant, Inc.	227,200	6,995,488
G&K Services, Inc., Class A	139,630	10,466,665
Matthews International Corp., Class A	107,410	5,893,587
SP Plus Corp. (I)	222,358	4,963,031
Steelcase, Inc., Class A	211,280	3,372,029
Construction and engineering 1.1%
Primoris Services Corp.	203,240	4,373,725
Electrical equipment 2.5%
Babcock & Wilcox Enterprises, Inc. (I)	211,350	4,596,863

SEE NOTES TO FUND'S INVESTMENTS3

Small Cap Value Fund

	Shares	Value
Industrials (continued)
Electrical equipment (continued)
Thermon Group Holdings, Inc. (I)	281,118	$5,650,472
Industrial conglomerates 0.2%
Carlisle Companies, Inc.	6,650	690,403
Machinery 9.6%
Albany International Corp., Class A	213,120	8,382,010
CIRCOR International, Inc.	82,693	4,634,116
ESCO Technologies, Inc.	142,820	5,751,361
Luxfer Holdings PLC, ADR	272,325	3,600,137
Mueller Industries, Inc.	307,680	9,565,771
TriMas Corp. (I)	378,307	6,465,267
Professional services 4.1%
FTI Consulting, Inc. (I)	186,170	7,791,215
Huron Consulting Group, Inc. (I)	60,750	3,556,305
Mistras Group, Inc. (I)	210,420	5,220,520
Trading companies and distributors 1.5%
GATX Corp.	132,320	6,069,518
Information technology 9.0%		36,038,774
Electronic equipment, instruments and components 6.2%
Belden, Inc.	152,540	9,864,762
Coherent, Inc. (I)	44,140	4,176,527
CTS Corp.	187,470	3,351,964
Keysight Technologies, Inc. (I)	37,430	1,146,481
ScanSource, Inc. (I)	167,330	6,422,125
IT services 1.4%
Forrester Research, Inc.	149,830	5,515,242
Semiconductors and semiconductor equipment 0.2%
Maxim Integrated Products, Inc.	16,120	611,915
Technology hardware, storage and peripherals 1.2%
Diebold, Inc.	191,480	4,949,758
Materials 4.6%		18,475,348
Chemicals 1.9%
Sensient Technologies Corp.	109,910	7,498,060
Containers and packaging 1.4%
AptarGroup, Inc.	3,690	285,089
Greif, Inc., Class A	146,820	5,264,965
Paper and forest products 1.3%
Deltic Timber Corp.	84,300	5,427,234
Utilities 3.6%		14,544,943
Electric utilities 0.1%
Westar Energy, Inc.	10,720	603,858
Gas utilities 3.5%
Atmos Energy Corp.	6,288	458,395
New Jersey Resources Corp.	77,180	2,712,877
Spire, Inc.	71,012	4,514,943
UGI Corp.	35,745	1,534,175
WGL Holdings, Inc.	72,370	4,720,695

4SEE NOTES TO FUND'S INVESTMENTS

Small Cap Value Fund

	Yield (%)		Shares	Value
Securities lending collateral 0.4%				$1,403,344
(Cost $1,403,132)
John Hancock Collateral Trust (W)	0.5434(Y	)	140,231	1,403,344
			Par value^	Value
Short-term investments 5.0%				$20,200,000
(Cost $20,200,000)
Repurchase agreement 5.0%				20,200,000
Deutsche Bank Tri-Party Repurchase Agreement dated 5-31-16 at 0.310% to be repurchased at $20,200,174 on 6-1-16, collateralized by $19,193,776 General National Mortgage Association, 3.500% - 4.000% due 1-15-42 to 9-20-45 (valued at $20,604,000, including interest)			20,200,000	20,200,000
Total investments (Cost $345,442,532)† 100.8%				$404,286,106
Other assets and liabilities, net (0.8%)				($3,211,830)
Total net assets 100.0%				$401,074,276

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 5-31-16. The value of securities on loan amounted to $1,367,648.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 5-31-16.
†	At 5-31-16, the aggregate cost of investment securities for federal income tax purposes was $346,008,923. Net unrealized appreciation aggregated to $58,277,183 of which $76,068,969 related to appreciated investment securities and $17,791,786 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS5

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of May 31, 2016, by major security category or type:

	Total value at 5-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$23,611,621	$23,611,621	—	—
Consumer staples	15,196,691	2,895,237	$12,301,454	—
Energy	21,821,947	21,821,947	—	—
Financials	94,051,351	94,051,351	—	—
Health care	29,214,541	29,214,541	—	—
Industrials	129,727,546	125,046,012	4,681,534	—
Information technology	36,038,774	36,038,774	—	—
Materials	18,475,348	18,475,348	—	—
Utilities	14,544,943	14,544,943	—	—
Securities lending collateral	1,403,344	1,403,344	—	—
Short-term investments	20,200,000	—	20,200,000	—
Total investments in securities	$404,286,106	$367,103,118	$37,182,988	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

       6

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       7

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	439Q3	05/16
This report is for the information of the shareholders of John Hancock Small Cap Value Fund.		7/16

John Hancock

Strategic Income Opportunities Fund

Quarterly portfolio holdings 5/31/16

Fund's investmentsStrategic Income Opportunities Fund

As of 5-31-16 (unaudited)
	Rate (%	)	Maturity date	Par value^	Value
Corporate bonds 44.7%					$2,599,923,450
(Cost $2,608,962,341)
Consumer discretionary 7.0%					406,791,967
Auto components 0.2%
American Axle & Manufacturing, Inc.	6.625		10-15-22	6,100,000	6,412,625
Nemak SAB de CV (S)	5.500		02-28-23	1,550,000	1,600,375
The Goodyear Tire & Rubber Company	7.000		05-15-22	50,000	53,688
The Goodyear Tire & Rubber Company	8.750		08-15-20	1,905,000	2,271,713
Automobiles 0.9%
Ford Motor Company	4.750		01-15-43	10,520,000	10,736,596
Ford Motor Company	6.625		10-01-28	6,849,000	8,438,790
General Motors Financial Company, Inc.	3.250		05-15-18	5,350,000	5,451,142
General Motors Financial Company, Inc.	4.375		09-25-21	11,350,000	11,893,256
Toyota Motor Credit Corp.	1.250		10-05-17	14,615,000	14,641,117
Diversified consumer services 0.4%
Northwestern University	3.688		12-01-38	11,090,000	11,620,169
Princeton University	1.845		07-01-21	5,690,000	5,708,697
Princeton University	2.612		07-01-26	6,500,000	6,523,342
Hotels, restaurants and leisure 0.5%
New Red Finance, Inc. (S)	4.625		01-15-22	29,655,000	30,285,169
Internet and catalog retail 0.4%
QVC, Inc.	4.450		02-15-25	17,200,000	16,796,987
QVC, Inc.	5.950		03-15-43	9,560,000	8,489,653
Media 3.6%
21st Century Fox America, Inc.	6.200		12-15-34	8,390,000	10,132,074
CBS Corp.	3.500		01-15-25	20,480,000	20,973,752
CCO Holdings LLC	5.750		01-15-24	14,127,000	14,639,104
Comcast Corp.	6.300		11-15-17	5,307,000	5,699,575
Lamar Media Corp.	5.000		05-01-23	13,420,000	13,923,250
Lamar Media Corp.	5.875		02-01-22	4,295,000	4,488,275
LIN Television Corp.	5.875		11-15-22	7,100,000	7,179,875
McGraw-Hill Global Education Holdings LLC (S)	7.875		05-15-24	3,765,000	3,925,013
Numericable-SFR SA (S)	6.250		05-15-24	10,360,000	10,075,100
Omnicom Group, Inc.	3.600		04-15-26	13,012,000	13,342,258
Outfront Media Capital LLC	5.250		02-15-22	5,379,000	5,466,409
Outfront Media Capital LLC	5.625		02-15-24	11,660,000	12,068,100
Scripps Networks Interactive, Inc.	3.950		06-15-25	14,115,000	14,497,686
Sirius XM Radio, Inc. (S)	4.625		05-15-23	8,995,000	8,837,588
Sirius XM Radio, Inc. (S)	5.250		08-15-22	11,570,000	12,177,425
Sirius XM Radio, Inc. (S)	5.375		07-15-26	9,390,000	9,343,050
Sirius XM Radio, Inc. (S)	5.875		10-01-20	11,045,000	11,417,769
Time Warner, Inc.	3.875		01-15-26	16,790,000	17,674,984
Time, Inc. (S)	5.750		04-15-22	11,495,000	10,963,356
Virgin Media Secured Finance PLC	5.250		01-15-21	1,260,000	1,345,050
Multiline retail 0.1%
Macy's Retail Holdings, Inc.	7.875		08-15-36	5,984,000	6,058,974
Specialty retail 0.7%
L Brands, Inc.	5.625		10-15-23	14,035,000	15,070,081
L Brands, Inc.	6.875		11-01-35	5,995,000	6,324,725
L Brands, Inc.	7.000		05-01-20	9,968,000	11,263,840
The Home Depot, Inc.	3.000		04-01-26	7,225,000	7,473,410

2SEE NOTES TO FUND'S INVESTMENTS

Strategic Income Opportunities Fund

	Rate (%	)	Maturity date	Par value^		Value
Consumer discretionary (continued)
Textiles, apparel and luxury goods 0.2%
PVH Corp.	4.500		12-15-22		11,310,000	$11,507,925
Consumer staples 5.4%						317,359,472
Beverages 1.8%
Anheuser-Busch InBev Finance, Inc.	3.650		02-01-26		25,520,000	26,520,256
Constellation Brands, Inc.	3.750		05-01-21		8,455,000	8,750,925
Constellation Brands, Inc.	4.250		05-01-23		8,285,000	8,533,550
Constellation Brands, Inc.	4.750		12-01-25		5,670,000	5,928,694
Cott Beverages, Inc.	5.375		07-01-22		14,040,000	14,092,650
The Coca-Cola Company	1.150		04-01-18		11,039,000	11,060,449
The Coca-Cola Company	1.800		09-01-16		28,289,000	28,371,180
Food and staples retailing 0.8%
CVS Health Corp.	3.875		07-20-25		26,900,000	28,911,609
Office Depot de Mexico SA de CV (S)	6.875		09-20-20		1,500,000	1,546,500
Walgreens Boots Alliance, Inc.	3.800		11-18-24		16,065,000	16,657,541
Food products 1.8%
B&G Foods, Inc.	4.625		06-01-21		16,940,000	17,088,225
Darling Ingredients, Inc.	5.375		01-15-22		8,425,000	8,719,875
Gruma SAB de CV (S)	4.875		12-01-24		1,600,000	1,704,000
Kraft Heinz Foods Company (S)	2.000		07-02-18		8,500,000	8,564,209
Kraft Heinz Foods Company (S)	3.950		07-15-25		24,640,000	26,243,152
Kraft Heinz Foods Company (S)	4.875		02-15-25		16,151,000	17,623,777
Post Holdings, Inc. (S)	6.000		12-15-22		10,825,000	11,041,500
Post Holdings, Inc. (S)	6.750		12-01-21		14,855,000	15,672,025
Household products 0.4%
Kimberly-Clark Corp.	2.750		02-15-26		17,067,000	17,385,453
The Procter & Gamble Company	0.750		11-04-16		7,067,000	7,073,671
Tobacco 0.6%
Philip Morris International, Inc.	3.375		08-11-25		13,380,000	14,196,715
Philip Morris International, Inc.	5.650		05-16-18		11,520,000	12,506,262
Reynolds American, Inc.	2.300		06-12-18		9,035,000	9,167,254
Energy 0.5%						28,421,038
Oil, gas and consumable fuels 0.5%
Exxon Mobil Corp.	2.709		03-06-25		19,055,000	19,254,163
Petroleos Mexicanos	6.000		03-05-20		2,120,000	2,250,126
Petroleos Mexicanos (S)	7.650		11-24-21	MXN	132,977,000	6,916,749
Financials 13.6%						788,588,074
Banks 10.5%
Asian Development Bank	3.250		07-20-17	NZD	23,775,000	16,202,550
Asian Development Bank	4.625		03-06-19	NZD	16,505,000	11,726,050
Asian Development Bank	5.000		03-09-22	AUD	16,430,000	13,422,663
Avenue Financial Holdings, Inc. (6.750% to 1-1-20, then 3 month LIBOR + 4.950%) (S)	6.750		12-29-24		4,500,000	4,612,500
Banco Nacional de Comercio Exterior SNC (S)	4.375		10-14-25		11,995,000	12,360,848
Bank of America Corp. (P)	1.394		09-15-26		26,515,000	22,820,108
Bank of Montreal	1.400		09-11-17		3,790,000	3,795,526
BankUnited, Inc.	4.875		11-17-25		16,775,000	16,888,936
Barclays Capital Group (P)	3.595		05-04-21	AUD	13,996,000	10,130,167
BNC Bancorp (5.500% to 10-1-19, then 3 month LIBOR + 3.590%)	5.500		10-01-24		4,500,000	4,569,498
Cadence Financial Corp. (6.500% to 3-11-20, then 3 month LIBOR + 4.663%) (S)	6.500		03-11-25		4,500,000	3,600,000

SEE NOTES TO FUND'S INVESTMENTS3

Strategic Income Opportunities Fund

	Rate (%	)	Maturity date	Par value^		Value
Financials (continued)
Banks (continued)
Citigroup, Inc.	6.250		06-29-17	NZD	8,565,000	$5,967,518
Citigroup, Inc.	6.250		06-29-17	NZD	5,416,000	3,773,506
Citigroup, Inc. (5.900% to 2-15-23, then 3 month LIBOR + 4.230%) (Q)	5.900		02-15-23		12,780,000	12,795,975
Citigroup, Inc. (5.950% to 1-30-23, then 3 month LIBOR + 4.069%) (Q)	5.950		01-30-23		12,520,000	12,531,731
CoBiz Financial, Inc. (5.625% to 6-25-25, then 3 month LIBOR + 3.170%)	5.625		06-25-30		2,705,000	2,864,460
Eagle Bancorp, Inc.	5.750		09-01-24		4,460,000	4,549,200
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (Q)	5.100		06-30-23		16,575,000	15,166,125
First Niagara Financial Group, Inc.	7.250		12-15-21		13,830,000	16,061,968
Heartland Financial USA, Inc.	5.750		12-30-24		4,495,000	4,483,763
Independent Bank Group, Inc.	5.875		08-01-24		6,165,000	5,980,050
Inter-American Development Bank	3.750		10-09-18	AUD	13,365,000	10,009,927
Inter-American Development Bank	6.500		08-20-19	AUD	18,255,000	14,933,236
International Bank for Reconstruction & Development	1.375		06-23-19	SEK	75,040,000	9,344,611
International Bank for Reconstruction & Development	2.125		05-29-17	NOK	31,770,000	3,841,870
International Bank for Reconstruction & Development	2.800		01-13-21	AUD	10,660,000	7,838,144
International Bank for Reconstruction & Development	3.375		08-13-17	NZD	5,170,000	3,531,191
International Bank for Reconstruction & Development	3.500		01-22-21	NZD	22,650,000	15,646,418
International Bank for Reconstruction & Development	3.625		06-22-20	NOK	65,640,000	8,606,078
International Bank for Reconstruction & Development	3.750		01-23-19	AUD	8,355,000	6,283,357
International Bank for Reconstruction & Development	4.500		08-16-16	NZD	16,655,000	11,311,753
International Bank for Reconstruction & Development	4.625		02-26-19	NZD	16,812,000	11,942,044
International Bank for Reconstruction & Development	4.625		10-06-21	NZD	25,130,000	18,326,232
International Finance Corp.	3.250		07-22-19	AUD	29,251,000	21,798,169
International Finance Corp.	3.625		05-20-20	NZD	25,023,000	17,403,434
International Finance Corp.	3.875		02-26-18	NZD	12,705,000	8,777,867
International Finance Corp.	6.450		10-30-18	INR	851,670,000	12,604,944
JPMorgan Chase & Co.	4.250		11-02-18	NZD	31,595,000	21,759,510
KFW	3.750		05-29-20	NZD	11,170,000	7,800,593
KFW	6.000		08-20-20	AUD	22,610,000	18,713,365
Landwirtschaftliche Rentenbank	6.500		04-12-17	AUD	21,320,000	15,985,624
LegacyTexas Financial Group, Inc. (5.500% to 12-1-20, then 3 month LIBOR + 3.890%)	5.500		12-01-25		3,375,000	3,375,000
National Australia Bank, Ltd.	6.000		02-15-17	AUD	22,105,000	16,387,688
Oversea-Chinese Banking Corp., Ltd. (4.000% to 10-15-19, then 5 Year U.S. Swap Rate + 2.203%) (S)	4.000		10-15-24		9,920,000	10,298,706
Regions Bank	6.450		06-26-37		1,250,000	1,484,564
Regions Financial Corp.	7.375		12-10-37		3,970,000	5,052,083
Royal Bank of Canada	1.000		04-27-17		12,685,000	12,680,459
Royal Bank of Canada	1.200		01-23-17		14,860,000	14,881,993
Synovus Financial Corp.	5.125		06-15-17		12,140,000	12,382,800
Synovus Financial Corp.	7.875		02-15-19		7,175,000	7,964,250
Synovus Financial Corp. (5.750% to 12-15-20, then 3 month LIBOR + 4.182%)	5.750		12-15-25		19,275,000	19,853,250
The Bank of Nova Scotia (P)	1.148		07-15-16		6,755,000	6,759,479
The Toronto-Dominion Bank (P)	0.800		07-13-16		5,590,000	5,591,470
Valley National Bancorp	4.550		06-30-25		6,305,000	6,308,941
Western Alliance Bank (5.000% to 7-15-20, then 3 month LIBOR + 3.200%)	5.000		07-15-25		8,785,000	8,653,225
Westpac Banking Corp.	2.000		08-14-17		9,712,000	9,794,523
Westpac Banking Corp.	5.000		10-21-19	GBP	3,165,000	5,099,019
Westpac Banking Corp.	7.250		02-11-20	AUD	5,300,000	4,424,024

4SEE NOTES TO FUND'S INVESTMENTS

Strategic Income Opportunities Fund

	Rate (%	)	Maturity date	Par value^		Value
Financials (continued)
Banks (continued)
Zions Bancorporation (5.800% to 6-15-23, then 3 month LIBOR + 3.800%) (Q)	5.800		06-15-23		8,290,000	$7,916,950
Capital markets 0.7%
Pinnacle Financial Partners, Inc. (4.875% to 7-30-20, then 3 month LIBOR + 3.128%) (S)	4.875		07-30-25		3,364,000	3,347,180
Stifel Financial Corp.	4.250		07-18-24		22,390,000	22,348,601
Temasek Financial I, Ltd.	3.265		02-19-20	SGD	5,250,000	3,996,668
The Goldman Sachs Group, Inc. (P)	1.434		12-15-17		6,750,000	6,750,473
The Hongkong Land Treasury Services Pte, Ltd.	3.860		12-29-17	SGD	2,500,000	1,875,336
Diversified financial services 0.0%
GE Capital Australia Funding Pty, Ltd.	5.750		02-17-17	AUD	1,235,000	910,020
Insurance 1.2%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%)	8.175		05-15-68		29,595,000	36,697,800
Chubb INA Holdings, Inc.	3.350		05-03-26		7,665,000	8,037,580
MetLife, Inc.	6.400		12-15-66		7,970,000	8,557,867
Metropolitan Life Global Funding I (P)(S)	1.009		04-10-17		7,980,000	7,994,053
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%)	5.875		09-15-42		5,730,000	6,209,888
Real estate investment trusts 0.7%
American Tower Corp.	4.000		06-01-25		6,300,000	6,567,246
American Tower Corp.	4.700		03-15-22		3,195,000	3,465,597
Crown Castle Towers LLC (S)	4.883		08-15-40		5,791,000	6,240,670
Host Hotels & Resorts LP	5.250		03-15-22		14,006,000	15,103,440
Trust F/1401 (S)	5.250		12-15-24		11,970,000	12,359,025
Real estate management and development 0.3%
CapitaMalls Asia Treasury, Ltd.	3.950		08-24-17	SGD	7,750,000	5,772,515
CBRE Services, Inc.	5.000		03-15-23		8,455,000	8,670,019
Kennedy-Wilson, Inc.	5.875		04-01-24		4,935,000	4,823,963
Thrifts and mortgage finance 0.2%
Radian Group, Inc.	5.250		06-15-20		9,010,000	9,190,200
Health care 7.0%						404,647,065
Biotechnology 0.6%
AbbVie, Inc.	1.800		05-14-18		22,080,000	22,119,589
AbbVie, Inc.	3.600		05-14-25		13,030,000	13,351,502
Health care equipment and supplies 0.2%
Abbott Laboratories	2.950		03-15-25		11,340,000	11,318,511
Health care providers and services 4.1%
Anthem, Inc.	3.500		08-15-24		6,675,000	6,806,898
Baylor Scott & White Holdings	2.650		11-15-26		20,120,000	19,933,347
Cardinal Health, Inc.	3.200		03-15-23		10,250,000	10,533,300
Cardinal Health, Inc.	3.750		09-15-25		18,014,000	19,278,853
DaVita HealthCare Partners, Inc.	5.000		05-01-25		6,325,000	6,269,656
DaVita HealthCare Partners, Inc.	5.125		07-15-24		9,280,000	9,405,280
Express Scripts Holding Company	3.500		06-15-24		17,233,000	17,432,231
HCA Holdings, Inc.	6.250		02-15-21		15,963,000	17,080,410
HCA, Inc.	5.000		03-15-24		19,135,000	19,637,294
HCA, Inc.	7.500		02-15-22		13,785,000	15,628,744
HCA, Inc.	8.000		10-01-18		1,700,000	1,904,000
Humana, Inc.	3.850		10-01-24		8,233,000	8,556,433
LifePoint Health, Inc.	5.500		12-01-21		22,030,000	22,911,200

SEE NOTES TO FUND'S INVESTMENTS5

Strategic Income Opportunities Fund

	Rate (%	)	Maturity date	Par value^		Value
Health care (continued)
Health care providers and services (continued)
Montefiore Medical Center	2.895		04-20-32		10,880,000	$10,786,171
Quest Diagnostics, Inc.	4.250		04-01-24		3,540,000	3,793,910
Tenet Healthcare Corp.	4.375		10-01-21		18,011,000	17,965,973
Texas Children's Hospital	2.668		10-01-22		3,220,000	3,323,365
UnitedHealth Group, Inc.	1.900		07-16-18		18,109,000	18,334,131
WellCare Health Plans, Inc.	5.750		11-15-20		5,196,000	5,384,355
Pharmaceuticals 2.1%
Actavis Funding SCS	3.800		03-15-25		12,965,000	13,143,515
AstraZeneca PLC	1.750		11-16-18		5,195,000	5,239,869
Eli Lilly & Company	5.200		03-15-17		7,360,000	7,614,045
Forest Laboratories LLC (S)	4.875		02-15-21		15,890,000	17,259,432
Forest Laboratories LLC (S)	5.000		12-15-21		16,705,000	18,323,731
Grifols Worldwide Operations, Ltd.	5.250		04-01-22		13,265,000	13,563,463
Merck & Company, Inc. (P)	0.986		05-18-18		3,850,000	3,863,152
Merck & Company, Inc.	2.750		02-10-25		27,290,000	27,833,262
Pfizer, Inc.	6.050		03-30-17		10,204,000	10,634,568
Quintiles Transnational Corp. (S)	4.875		05-15-23		5,350,000	5,416,875
Industrials 3.3%						192,807,601
Aerospace and defense 1.2%
Huntington Ingalls Industries, Inc. (S)	5.000		11-15-25		23,225,000	24,386,250
Lockheed Martin Corp.	2.900		03-01-25		28,655,000	29,011,755
Lockheed Martin Corp.	3.550		01-15-26		15,475,000	16,418,093
Air freight and logistics 0.4%
FedEx Corp.	4.550		04-01-46		7,305,000	7,521,279
XPO Logistics, Inc. (S)	6.500		06-15-22		15,445,000	14,827,200
Airlines 0.0%
US Airways 2012-1 Class A Pass Through Trust	5.900		04-01-26		1,630,867	1,851,850
Commercial services and supplies 0.2%
Waste Management, Inc.	2.900		09-15-22		14,240,000	14,536,349
Construction and engineering 0.3%
AECOM	5.750		10-15-22		16,504,000	17,040,380
Industrial conglomerates 1.2%
3M Company	3.000		08-07-25		14,485,000	15,388,878
Danaher Corp.	1.650		09-15-18		13,520,000	13,664,272
General Electric Company	4.250		01-17-18	NZD	5,515,000	3,787,887
General Electric Company	6.250		09-29-20	GBP	2,300,000	3,958,713
General Electric Company (5.000% to 1-21-21, then 3 month LIBOR + 3.330%) (Q)	5.000		01-21-21		23,695,000	24,784,970
Tyco Electronics Group SA	6.550		10-01-17		5,285,000	5,629,725
Information technology 3.1%						179,270,386
Electronic equipment, instruments and components 0.5%
Zebra Technologies Corp.	7.250		10-15-22		26,360,000	28,106,350
IT services 0.6%
IBM Corp.	1.950		02-12-19		7,697,000	7,833,606
IBM Corp.	2.750		12-21-20	GBP	10,015,000	15,334,863
Sixsigma Networks Mexico SA de CV (S)	8.250		11-07-21		13,790,000	13,376,300
Semiconductors and semiconductor equipment 0.6%
Intel Corp.	3.700		07-29-25		13,680,000	14,942,349
Micron Technology, Inc.	5.875		02-15-22		10,118,000	9,207,380
Qorvo, Inc. (S)	7.000		12-01-25		11,515,000	11,918,025

6SEE NOTES TO FUND'S INVESTMENTS

Strategic Income Opportunities Fund

	Rate (%	)	Maturity date	Par value^		Value
Information technology (continued)
Software 0.7%
Activision Blizzard, Inc. (S)	5.625		09-15-21		7,980,000	$8,379,000
Microsoft Corp.	3.125		11-03-25		23,155,000	24,332,385
Oracle Corp.	1.200		10-15-17		6,625,000	6,643,987
Technology hardware, storage and peripherals 0.7%
Apple, Inc.	2.400		05-03-23		13,285,000	13,266,773
Apple, Inc.	3.200		05-13-25		24,905,000	25,929,368
Materials 2.7%						157,633,646
Chemicals 0.0%
Alpek SAB de CV	4.500		11-20-22		1,625,000	1,673,750
Construction materials 0.5%
Cemex Finance LLC (S)	9.375		10-12-22		9,510,000	10,365,900
Cemex SAB de CV (S)	6.125		05-05-25		21,500,000	20,908,750
Containers and packaging 2.1%
Ball Corp.	4.000		11-15-23		16,660,000	16,305,975
Ball Corp.	4.375		12-15-20		8,310,000	8,683,950
Ball Corp.	5.250		07-01-25		21,335,000	22,215,069
Crown Americas LLC	4.500		01-15-23		18,265,000	18,401,988
Crown Cork & Seal Company, Inc.	7.375		12-15-26		7,724,000	8,496,400
Sealed Air Corp. (S)	4.875		12-01-22		10,150,000	10,378,375
Sealed Air Corp. (S)	5.125		12-01-24		16,620,000	17,077,050
Sealed Air Corp. (S)	6.500		12-01-20		15,315,000	17,459,100
Metals and mining 0.1%
Rio Tinto Finance USA, Ltd.	7.125		07-15-28		3,115,000	3,841,250
Rio Tinto Finance USA, Ltd.	9.000		05-01-19		1,540,000	1,826,089
Telecommunication services 1.3%						74,738,721
Diversified telecommunication services 1.0%
SingTel Group Treasury Pte, Ltd.	4.500		09-08-21		15,695,000	17,396,825
T-Mobile USA, Inc.	6.125		01-15-22		16,235,000	17,127,925
T-Mobile USA, Inc.	6.250		04-01-21		5,882,000	6,161,395
T-Mobile USA, Inc.	6.625		04-01-23		3,450,000	3,657,000
T-Mobile USA, Inc.	6.836		04-28-23		3,990,000	4,224,413
Verizon Communications, Inc.	4.272		01-15-36		11,472,000	11,387,681
Wireless telecommunication services 0.3%
America Movil SAB de CV	7.125		12-09-24	MXN	202,160,000	10,527,096
SBA Tower Trust (S)	5.101		04-15-42		4,236,000	4,256,386
Utilities 0.8%						49,665,480
Electric utilities 0.3%
Duke Energy Corp.	2.150		11-15-16		10,895,000	10,956,219
Georgia Power Company	5.700		06-01-17		4,505,000	4,702,076
Gas utilities 0.0%
Southern Gas Networks PLC	4.875		12-21-20	GBP	805,000	1,322,662
Multi-utilities 0.5%
NiSource Finance Corp.	4.800		02-15-44		16,428,000	17,814,375
NiSource Finance Corp.	5.650		02-01-45		12,247,000	14,870,148
Foreign government obligations 20.5%						$1,190,484,687
(Cost $1,235,887,716)
Australia 3.0%						172,923,809
New South Wales Treasury Corp.	6.000		05-01-20	AUD	48,045,000	40,151,281
New South Wales Treasury Corp.	6.000		03-01-22	AUD	29,135,000	25,536,851

SEE NOTES TO FUND'S INVESTMENTS7

Strategic Income Opportunities Fund

	Rate (%	)	Maturity date	Par value^		Value
Australia (continued)
Queensland Treasury Corp. (S)	4.000		06-21-19	AUD	35,300,000	$27,094,840
Queensland Treasury Corp.	5.500		06-21-21	AUD	38,875,000	32,649,848
Queensland Treasury Corp.	6.000		07-21-22	AUD	30,850,000	27,056,348
Queensland Treasury Corp.	6.250		02-21-20	AUD	10,900,000	9,081,149
Queensland Treasury Corp. (S)	7.125		09-18-17	NZD	15,877,000	11,353,492
Canada 3.3%						193,315,223
Canada Housing Trust No. 1 (S)	2.750		06-15-16	CAD	70,400,000	53,725,397
Export Development Canada	3.250		08-08-17	AUD	6,135,000	4,490,380
Government of Canada	1.250		03-01-18	CAD	41,980,000	32,370,394
Government of Canada	1.500		02-01-17	CAD	127,445,000	97,796,435
Province of Ontario	6.250		09-29-20	AUD	5,965,000	4,932,617
Finland 0.2%						9,708,062
Nordic Investment Bank	1.375		07-15-20	NOK	80,590,000	9,708,062
Mexico 2.4%						139,951,953
Government of Mexico	4.600		01-23-46		25,940,000	25,129,375
Government of Mexico	4.750		06-14-18	MXN	113,850,000	6,157,581
Government of Mexico	6.500		06-10-21	MXN	473,500,000	26,653,278
Government of Mexico	7.750		05-29-31	MXN	214,356,000	12,835,716
Government of Mexico	8.000		12-07-23	MXN	280,147,500	17,042,676
Government of Mexico	8.500		12-13-18	MXN	134,680,500	7,901,183
Government of Mexico	10.000		12-05-24	MXN	644,646,500	44,232,144
New Zealand 3.3%						192,306,412
Dominion of New Zealand	3.000		04-15-20	NZD	39,775,000	27,759,569
Dominion of New Zealand	5.000		03-15-19	NZD	46,515,000	33,916,140
Dominion of New Zealand	6.000		12-15-17	NZD	52,876,000	37,869,618
Dominion of New Zealand	6.000		05-15-21	NZD	78,620,000	62,720,172
New Zealand Local Government Funding Agency	5.000		03-15-19	NZD	26,284,000	18,900,878
New Zealand Local Government Funding Agency	6.000		12-15-17	NZD	15,656,000	11,140,035
Norway 1.5%						87,723,731
Government of Norway (S)	3.750		05-25-21	NOK	203,500,000	27,703,838
Government of Norway (S)	4.250		05-19-17	NOK	142,490,000	17,621,302
Government of Norway (S)	4.500		05-22-19	NOK	318,338,000	42,398,591
Philippines 2.4%						137,236,821
Republic of Philippines	4.625		09-09-40	PHP	243,550,000	5,205,351
Republic of Philippines	4.950		01-15-21	PHP	659,000,000	14,551,126
Republic of Philippines	5.875		12-16-20	PHP	321,278,240	7,624,060
Republic of Philippines	6.250		01-14-36	PHP	895,000,000	21,247,547
Republic of Philippines	6.500		04-28-21	PHP	810,100,000	19,869,424
Republic of Philippines	7.375		03-03-21	PHP	313,800,000	7,905,351
Republic of Philippines	8.000		07-19-31	PHP	1,527,700,000	47,536,118
Republic of Philippines	8.125		12-16-35	PHP	419,020,160	13,297,844
Singapore 2.6%						152,925,842
Republic of Singapore	2.375		04-01-17	SGD	68,305,000	50,231,927
Republic of Singapore	2.500		06-01-19	SGD	69,300,000	52,147,005
Republic of Singapore	3.250		09-01-20	SGD	65,040,000	50,546,910
South Korea 0.0%						2,695,525
Korea Treasury Bond Coupon Strips	0.991		09-10-16	KRW	654,810,000	547,247
Korea Treasury Bond Coupon Strips	1.238		03-10-17	KRW	654,810,000	543,213
Korea Treasury Bond Coupon Strips	1.444		09-10-17	KRW	654,810,000	539,113

8SEE NOTES TO FUND'S INVESTMENTS

Strategic Income Opportunities Fund

	Rate (%	)	Maturity date	Par value^		Value
South Korea (continued)
Korea Treasury Bond Coupon Strips	1.610		03-10-18	KRW	654,810,000	$535,054
Korea Treasury Bond Coupon Strips	1.755		09-10-18	KRW	654,810,000	530,898
Sweden 1.8%						101,697,309
Kingdom of Sweden	1.500		11-13-23	SEK	405,505,000	52,768,858
Kingdom of Sweden	3.500		06-01-22	SEK	167,425,000	24,142,089
Kingdom of Sweden	5.000		12-01-20	SEK	76,290,000	11,286,321
Kommuninvest I Sverige AB	2.500		12-01-20	SEK	103,930,000	13,500,041
Capital preferred securities 1.0%						$56,782,124
(Cost $60,292,596)
Financials 1.0%						56,782,124
Banks 1.0%
BAC Capital Trust XIV, Series G (P)(Q)	4.000		07-08-16		19,215,000	14,423,259
JPMorgan Chase Capital XXIII (P)	1.626		05-15-77		10,176,000	7,536,346
SunTrust Preferred Capital I (P)(Q)	4.000		07-25-16		9,340,000	6,969,975
USB Capital IX (P)(Q)	3.500		07-25-16		10,894,000	8,826,319
Wachovia Capital Trust III (P)(Q)	5.570		07-25-16		19,170,000	19,026,225
Convertible bonds 1.6%						$93,748,107
(Cost $83,779,190)
Consumer discretionary 0.1%						6,642,652
Internet and catalog retail 0.1%
Liberty Interactive LLC	0.750		03-30-43		3,900,000	6,642,652
Consumer staples 0.1%						6,684,290
Tobacco 0.1%
Vector Group, Ltd. (P)	7.500		01-15-19		4,780,000	6,684,290
Financials 0.4%						23,751,182
Insurance 0.2%
Fidelity National Financial, Inc.	4.250		08-15-18		2,585,000	5,011,669
Old Republic International Corp.	3.750		03-15-18		6,180,000	7,887,225
Thrifts and mortgage finance 0.2%
MGIC Investment Corp.	2.000		04-01-20		9,110,000	10,852,288
Health care 0.4%						22,268,198
Health care equipment and supplies 0.1%
Hologic, Inc. (2.000% to 3-1-18; then 0.000% thereafter)	2.000		03-01-42		3,910,000	5,029,238
Health care providers and services 0.3%
Anthem, Inc.	2.750		10-15-42		9,369,000	17,238,960
Industrials 0.4%						22,804,585
Industrial conglomerates 0.2%
Danaher Corp.	Zero		01-22-21		4,595,000	13,121,597
Trading companies and distributors 0.2%
Air Lease Corp.	3.875		12-01-18		7,470,000	9,682,988
Information technology 0.2%						11,597,200
Semiconductors and semiconductor equipment 0.2%
Intel Corp.	3.250		08-01-39		7,340,000	11,597,200
Municipal bonds 6.0%						$350,758,442
(Cost $343,198,387)
City of Houston (Texas)	3.628		05-15-24		1,575,000	1,731,618
City of Houston (Texas)	6.290		03-01-32		23,655,000	29,469,162
City of Seattle (Washington)	4.050		01-01-41		16,860,000	17,282,680

SEE NOTES TO FUND'S INVESTMENTS9

Strategic Income Opportunities Fund

	Rate (%	)	Maturity date	Par value^	Value
Semiconductors and semiconductor equipment (continued)
City Public Service Board of San Antonio (Texas)	5.985		02-01-39	6,230,000	$8,500,087
Commonwealth of Pennsylvania	5.350		05-01-30	5,015,000	5,559,579
Florida Hurricane Catastrophe Fund Finance Corp., Series A	2.995		07-01-20	15,920,000	16,452,683
Florida State Board of Administration Finance Corp.	2.163		07-01-19	3,290,000	3,348,463
Florida State Board of Administration Finance Corp.	2.638		07-01-21	21,045,000	21,522,090
Kansas Development Finance Authority	3.941		04-15-26	14,075,000	14,488,946
Kansas Development Finance Authority	4.091		04-15-27	12,495,000	13,008,170
Port of Morrow (Oregon)	3.521		09-01-27	6,320,000	6,719,234
Princeton University (New Jersey)	5.700		03-01-39	11,310,000	15,386,984
State of Colorado	6.817		03-15-28	4,505,000	5,976,784
State of Connecticut	5.090		10-01-30	7,815,000	9,077,982
State of Georgia	4.150		02-01-35	4,515,000	4,783,191
State of Georgia	4.503		11-01-25	6,525,000	7,428,321
State of Hawaii	5.330		02-01-26	8,215,000	9,784,476
State of Maryland	4.400		03-01-23	7,555,000	8,725,647
State of Michigan	3.500		05-15-30	4,375,000	4,420,806
State of Texas	3.738		10-01-31	7,380,000	7,577,267
State of Texas	3.838		10-01-32	13,375,000	13,811,560
State of Texas	5.517		04-01-39	11,670,000	15,797,446
State of Utah	3.539		07-01-25	8,690,000	9,472,361
State of Utah	4.554		07-01-24	8,380,000	9,614,877
State of Washington	1.710		08-01-20	7,295,000	7,382,248
State of Wisconsin	5.550		05-01-29	5,585,000	6,368,743
Texas Transportation Commission State Highway Fund	5.028		04-01-26	8,635,000	10,393,259
The George Washington University (District of Columbia)	4.868		09-15-45	16,810,000	18,807,095
University of Houston (Texas)	2.800		02-15-24	5,910,000	6,169,685
University of Houston (Texas)	2.860		02-15-26	5,865,000	5,979,485
University of Houston (Texas)	3.060		02-15-27	2,835,000	2,867,319
University of Texas	3.852		08-15-46	11,490,000	12,481,127
Virginia Housing Development Authority	3.250		06-25-42	9,383,607	9,362,400
Virginia Public Building Authority	5.250		08-01-25	9,030,000	11,006,667
Collateralized mortgage obligations 5.7%					$331,148,679
(Cost $339,531,495)
Commercial and residential 5.1%					295,100,759
Adjustable Rate Mortgage Trust Series 2004-5, Class 2A1 (P)	3.047		04-25-35	2,199,381	2,155,105
Americold 2010 LLC Trust Series 2010-ARTA, Class D (S)	7.443		01-14-29	5,435,000	6,065,388
Banc of America Commercial Mortgage Trust, Inc. Series 2006-4, Class AM	5.675		07-10-46	6,875,000	6,877,425
Banc of America Funding Trust Series 2005-B, Class 3A1B (P)	0.749		04-20-35	8,062,952	7,661,501
BBCMS Mortgage Trust Series 2015-STP, Class A (S)	3.323		09-10-28	5,241,000	5,403,864
Bear Stearns Adjustable Rate Mortgage Trust
Series 2004-10, Class 12A3 (P)	2.985		01-25-35	2,591,960	2,358,239
Series 2005-2, Class A1 (P)	3.090		03-25-35	2,441,557	2,435,403
Series 2005-5, Class A2 (P)	2.460		08-25-35	3,284,042	3,270,904
Bear Stearns ALT-A Trust
Series 2004-12, Class 1A1 (P)	1.146		01-25-35	1,895,929	1,829,757
Series 2004-13, Class A1 (P)	1.186		11-25-34	3,521,349	3,432,127
Series 2004-8, Class 1A (P)	1.146		09-25-34	1,870,964	1,830,568
Series 2005-7, Class 11A1 (P)	0.986		08-25-35	1,786,776	1,685,794
BWAY Mortgage Trust Series 2015-1740, Class D (P) (S)	3.787		01-13-35	3,335,000	3,156,788

10SEE NOTES TO FUND'S INVESTMENTS

Strategic Income Opportunities Fund

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
BXHTL Mortgage Trust Series 2015-JWRZ, Class GL2 (P) (S)	4.123		05-15-29	6,055,000	$5,795,221
Carefree Portfolio Trust Series 2014-CARE, Class E (P) (S)	4.434		11-15-19	6,205,000	6,137,946
CDGJ Commercial Mortgage Trust Series 2014-BXCH, Class D (P) (S)	3.435		12-15-27	10,280,000	9,990,949
Chase Mortgage Finance Trust Series 2007-A1, Class 2A1 (P)	2.783		02-25-37	2,201,335	2,192,510
Commercial Mortgage Trust (Bank of America Merrill Lynch/ Deutsche Bank) Series 2013-WWP, Class D (S)	3.898		03-10-31	2,710,000	2,670,191
Commercial Mortgage Trust (Deutsche Bank)
Series 2007-C9, Class A4 (P)	5.813		12-10-49	7,212,859	7,462,162
Series 2014-TWC, Class D (P) (S)	2.686		02-13-32	11,010,000	10,675,165
Commercial Mortgage Trust (Deutsche Bank/Morgan Stanley) Series 2014-PAT, Class E (P) (S)	3.585		08-13-27	3,230,000	3,139,178
Core Industrial Trust Series 2015-CALW, Class F (P) (S)	3.850		02-10-34	6,270,000	5,766,270
Countrywide Alternative Loan Trust Series 2004-J5, Class M1 (P)	1.346		08-25-34	13,217,000	12,269,854
Credit Suisse Commercial Mortgage Trust Series 2015-GLPB, Class A (S)	3.639		11-15-34	6,215,000	6,602,328
DSLA Mortgage Loan Trust
Series 2004-AR1 Class X2 IO	1.874		09-19-44	16,060,904	949,585
Series 2005-AR2, Class X2 IO	2.515		03-19-45	36,449,266	2,965,939
GAHR Commercial Mortgage Trust Series 2015-NRF, Class EFX (P) (S)	3.382		12-15-19	7,160,000	6,697,540
GRACE Mortgage Trust Series 2014-GRCE, Class F (P) (S)	3.590		06-10-28	5,350,000	5,116,292
Greenwich Capital Commercial Funding Corp. Series 2006-GG7, Class AM (P)	5.921		07-10-38	5,724,000	5,717,367
GSR Mortgage Loan Trust Series 2004-5, Class 2A1 (P)	3.242		05-25-34	4,442,739	4,409,773
HarborView Mortgage Loan Trust
Series 2004-5, Class 2A-6 (P)	2.619		06-19-34	3,579,209	3,551,043
Series 2004-7, Class 4A (P)	2.928		11-19-34	3,876,249	3,802,804
Series 2005-2, Class IX IO	2.069		05-19-35	9,703,994	656,630
Series 2005-9, Class 2A1A (P)	0.779		06-20-35	3,058,810	2,702,893
Series 2005-9, Class 2A1C (P)	0.889		06-20-35	2,107,618	1,868,257
Series 2007-3, Class ES IO (S)	0.350		05-19-47	10,161,825	156,915
Series 2007-4, Class ES IO	0.350		07-19-47	10,740,708	154,843
Series 2007-6, Class ES IO (S)	0.344		08-19-37	8,309,406	104,093
Hilton USA Trust Series 2013-HLF, Class EFL (P) (S)	4.186		11-05-30	5,200,007	5,182,205
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	2.033		10-25-36	18,542,005	1,567,116
Series 2005-AR18, Class 2X IO	1.761		10-25-36	14,829,238	774,625
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP7, Class AM (P)	5.981		04-15-45	8,126,000	8,111,632
Series 2007-CB18, Class A4	5.440		06-12-47	7,051,327	7,155,280
Series 2014-INN, Class F (P) (S)	4.434		06-15-29	3,395,000	3,220,539
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AM	5.413		09-15-39	6,020,000	6,056,567
Merrill Lynch Mortgage Investors Trust
Series 2004-1, Class 2A1 (P)	2.459		12-25-34	1,566,192	1,563,528
Series 2005-2, Class 1A (P)	1.904		10-25-35	48,676	46,983

SEE NOTES TO FUND'S INVESTMENTS11

Strategic Income Opportunities Fund

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2005-A2, Class A2 (P)	2.644		02-25-35	3,670,712	$3,659,476
Series 2005-A8, Class A2A (P)	0.716		08-25-36	14,156,054	13,169,369
Series 2006-3, Class 2A1 (P)	2.579		10-25-36	1,611,958	1,571,831
Series 2007-1, Class 2A1 (P)	2.804		01-25-37	7,940,341	7,751,003
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-3, Class A4 (P)	5.414		07-12-46	1,340,125	1,342,224
Morgan Stanley Capital I Trust
Series 2007-IQ13, Class A4	5.364		03-15-44	3,861,884	3,940,891
Series 2014-150E, Class F (P) (S)	4.295		09-09-32	6,185,000	5,298,416
Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A1 (P)	2.680		10-25-34	1,110,845	1,087,058
Series 2004-9, Class 1A (P)	5.566		11-25-34	1,682,232	1,724,731
Opteum Mortgage Acceptance Corp. Trust Series 2005-4, Class 1APT (P)	0.756		11-25-35	2,281,896	2,124,968
Queens Center Mortgage Trust Series 2013-QCA, Class D (P) (S)	3.474		01-11-37	4,830,000	4,530,527
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class D (P) (S)	4.388		01-05-35	5,655,000	4,325,831
Structured Asset Securities Corp. Series 2003-7A, Class 3A6 (P)	2.831		12-25-33	2,572,348	2,522,140
Thornburg Mortgage Securities Trust Series 2007-4, Class 1A1 (P)	2.433		09-25-37	8,066,577	7,658,872
WaMu Mortgage Pass Through Certificates
Series 2004-AR14, Class A1 (P)	2.591		01-25-35	3,857,287	3,849,333
Series 2005-AR19, Class A1A2 (P)	0.736		12-25-45	3,941,673	3,420,481
Series 2005-AR2, Class 2A1B (P)	0.816		01-25-45	4,691,694	4,211,538
Series 2005-AR2, Class 2A2B (P)	0.826		01-25-45	3,259,805	2,929,175
Series 2005-AR3, Class A2 (P)	2.797		03-25-35	3,980,608	4,000,408
Series 2005-AR6, Class 2A1A (P)	0.676		04-25-45	7,822,702	7,291,360
Series 2005-AR8, Class 2AB2 (P)	0.866		07-25-45	3,687,117	3,247,883
Series 2005-AR8, Class 2AB3 (P)	0.806		07-25-45	3,354,585	2,936,478
Wells Fargo Commercial Mortgage Trust Series 2013-BTC, Class E (P) (S)	3.550		04-16-35	7,406,403	6,728,406
Wells Fargo Mortgage Backed Securities Trust Series 2004-Z, Class 2A1 (P)	2.852		12-25-34	2,396,891	2,381,274
U.S. Government Agency 0.6%					36,047,920
Federal Home Loan Mortgage Corp.
Series 2014-DN2, Class M2 (P)	2.096		04-25-24	3,490,000	3,488,231
Series 2014-DN4, Class M2 (P)	2.846		10-25-24	7,925,001	7,997,132
Series 2015-DNA1, Class M2 (P)	2.296		10-25-27	3,690,000	3,681,956
Series 2015-DNA1, Class M3 (P)	3.746		10-25-27	2,700,000	2,640,325
Series 2016-DNA2, Class M2 (P)	2.646		10-25-28	7,895,000	7,933,954
Series 292, Class IO	3.500		11-15-27	6,670,555	748,564
Series 296, Class IO	3.000		12-15-27	5,356,861	564,202
Series 304, Class C42 IO	4.000		12-15-27	9,991,639	976,628
Federal National Mortgage Association
Series 2012-118, Class AI IO	3.500		11-25-37	9,525,496	939,626
Series 2013-39, Class KI IO	4.000		05-25-28	13,651,087	1,549,213
Series 2014-C02, Class 1M1 (P)	1.396		05-25-24	2,346,969	2,328,939
Series 402, Class 3 IO	4.000		11-25-39	676,977	107,622
Series 402, Class 4 IO	4.000		10-25-39	1,039,888	165,067
Series 402, Class 7 IO	4.500		11-25-39	1,405,549	235,288
Series 406, Class 3 IO	4.000		01-25-41	3,673,875	606,902
Series 407, Class 4 IO	4.500		03-25-41	5,487,037	986,444
Series 407, Class 7 IO	5.000		03-25-41	3,892,754	722,626

12SEE NOTES TO FUND'S INVESTMENTS

Strategic Income Opportunities Fund

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 407, Class 8 IO	5.000		03-25-41	1,993,716	$375,201
Asset backed securities 5.6%					$327,044,718
(Cost $327,291,673)
Aames Mortgage Investment Trust Series 2005-4, Class M2 (P)	1.174		10-25-35	7,890,000	7,639,421
Accredited Mortgage Loan Trust Series 2005-2ACCR, Class M2 (P)	0.886		07-25-35	2,705,000	2,639,378
Aegis Asset Backed Securities Trust Series 2005-2, Class M2 (P)	0.886		06-25-35	2,915,000	2,721,398
American Express Credit Account Master Trust Series 2014-3, Class A	1.490		04-15-20	11,161,745	11,217,735
American Tower Trust I Series 13, Class 1A (S)	1.551		03-15-43	14,800,000	14,756,497
Applebee's Funding LLC Series 2014-1, Class A2 (S)	4.277		09-05-44	24,611,000	24,773,787
Bravo Mortgage Asset Trust Series 2006-1A, Class A2 (P) (S)	0.686		07-25-36	5,766,934	5,432,507
Capital One Multi-Asset Execution Trust Series 2014-A2, Class A2	1.260		01-15-20	9,400,000	9,417,278
CarMax Auto Owner Trust
Series 2013-3, Class A3	0.970		04-16-18	348,334	348,442
Series 2014-3, Class A3	1.160		06-17-19	5,872,956	5,876,862
Chase Issuance Trust
Series 2015, Class A2A	1.590		02-18-20	1,915,000	1,927,721
Series 2015-A7, Class A7	1.620		07-15-20	4,660,000	4,696,707
Citibank Credit Card Issuance Trust Series 2007-A8, Class A8	5.650		09-20-19	9,195,000	9,729,148
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 (S)	4.474		03-20-43	23,378,400	23,326,182
DB Master Finance LLC Series 2015-1A, Class A2II (S)	3.980		02-20-45	28,316,563	28,820,597
Discover Card Execution Note Trust Series 2014-A3, Class A3	1.220		10-15-19	14,181,000	14,205,296
Domino's Pizza Master Issuer LLC Series 2015-1A, Class A2II (S)	4.474		10-25-45	24,894,900	24,739,307
Driven Brands Funding LLC Series 2015-1A, Class A2 (S)	5.216		07-20-45	4,492,425	4,455,447
First Frankin Mortgage Loan Trust Series 2005-FF7, Class M2 (P)	0.916		07-25-35	6,152,000	5,962,139
Ford Credit Auto Owner Trust Series 2014-C, Class A3	1.060		05-15-19	7,804,000	7,804,951
GSAA Home Equity Trust Series 2005-MTR1, Class A4 (P)	0.816		10-25-35	8,744,020	8,130,407
Home Equity Asset Trust Series 2003-1, Class M1 (P)	1.946		06-25-33	1,512,697	1,457,999
Hyundai Auto Receivables Trust Series 2016-A, Class A2A	1.210		06-17-19	20,545,000	20,546,033
New Century Home Equity Loan Trust Series 2005-1, Class M1 (P)	1.121		03-25-35	6,785,000	6,299,457
Option One Mortgage Loan Trust Series 2005-2, Class M1 (P)	1.099		05-25-35	7,562,195	7,236,880
RASC Series Trust Series 2005-KS7, Class M4 (P)	1.026		08-25-35	3,041,000	2,890,261
Saxon Asset Securities Trust Series 2006-2, Class A3C (P)	0.596		09-25-36	11,479,570	10,912,138
Specialty Underwriting & Residential Finance Trust Series 2006-BC1, Class A2D (P)	0.746		12-25-36	4,492,523	4,427,829

SEE NOTES TO FUND'S INVESTMENTS13

Strategic Income Opportunities Fund

Rate (%	)	Maturity date	Par value^	Value
Structured Asset Investment Loan Trust
Series 2005-1, Class M2 (P) (S)	1.166	02-25-35	60,000	$57,126
Series 2005-2, Class M2 (P)	1.181	03-25-35	8,997,000	8,453,437
Taco Bell Funding, LLC Series 2016-1A, Class A23 (S)	4.970	05-25-46	26,215,000	26,209,757
Wendys Funding LLC Series 2015-1A, Class A2II (S)	4.080	06-15-45	19,845,275	19,932,594
Shares	Value
Common stocks 3.1%	$179,511,973
(Cost $159,339,509)
Consumer discretionary 0.0%	0
Media 0.0%
Vertis Holdings, Inc. (I)	110,794	0
Financials 3.0%	175,438,209
Banks 2.6%
BankUnited, Inc.	153,604	5,084,292
Comerica, Inc.	232,810	10,965,351
Commerce Bancshares, Inc.	209,039	10,228,278
Cullen/Frost Bankers, Inc.	64,858	4,339,000
First Financial Bancorp	295,930	5,850,536
First Republic Bank	95,420	6,909,362
Glacier Bancorp, Inc.	189,893	5,191,675
Investors Bancorp, Inc.	634,693	7,597,275
MB Financial, Inc.	153,457	5,547,471
Park National Corp.	61,349	5,763,125
Prosperity Bancshares, Inc.	178,250	9,598,763
SunTrust Banks, Inc.	330,244	14,471,292
SVB Financial Group (I)	40,958	4,513,572
Synovus Financial Corp.	334,995	10,776,789
TCF Financial Corp.	573,854	8,246,282
The PNC Financial Services Group, Inc.	145,482	13,055,555
U.S. Bancorp	303,036	12,976,002
Union Bankshares Corp.	451,254	12,247,034
Consumer finance 0.3%
American Express Company	60,143	3,955,004
Capital One Financial Corp.	169,260	12,396,602
Thrifts and mortgage finance 0.1%
Oritani Financial Corp.	341,788	5,724,949
Industrials 0.1%	4,073,764
Construction and engineering 0.1%
HC2 Holdings, Inc. (I)	907,297	4,073,764
Preferred securities 6.2%	$359,656,032
(Cost $340,618,217)
Consumer staples 0.3%	20,022,409
Food products 0.3%
Tyson Foods, Inc., 4.750%	283,885	20,022,409
Financials 4.1%	236,583,552
Banks 2.7%
First Niagara Financial Group, Inc. (8.625% to 2-15-17, then 3 month LIBOR + 7.3270%)	177,250	4,682,945
First Republic Bank, 5.500%	224,961	5,844,487
First Tennessee Bank NA, 3.750% (S)	22,722	15,029,894

14SEE NOTES TO FUND'S INVESTMENTS

Strategic Income Opportunities Fund

	Shares	Value
Financials (continued)
Banks (continued)
Huntington Bancshares, Inc., 8.500%	13,294	$18,598,040
IBERIABANK Corp., 6.600% (I)	108,143	2,782,519
M&T Bank Corp., Series A, 6.375%	12,080	12,200,800
Regions Financial Corp., 6.375%	370,170	9,713,261
SunTrust Banks, Inc., 4.000%	309,575	7,451,470
Synovus Financial Corp., Series C (7.875% to 8-1-18, then 3 month LIBOR + 6.390%)	1,992	56,652
U.S. Bancorp, 3.500%	25,335	20,954,579
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%)	429,175	12,999,711
Valley National Bancorp (6.250% to 6-30-25, then 3 month LIBOR + 3.850%)	253,467	7,233,948
Wells Fargo & Company (5.850% to 9-15-23, then 3 month LIBOR + 3.090%)	228,245	6,046,210
Wells Fargo & Company (6.625% to 3-15-24, then 3 month LIBOR + 3.690%)	633,899	18,630,292
Zions Bancorporation, 7.900%	299,450	8,124,079
Zions Bancorporation (6.950% to 9-15-23, then 3 month LIBOR + 3.890%)	189,290	5,809,310
Diversified financial services 0.0%
GMAC Capital Trust I, 6.402%	1,315	32,934
Insurance 0.3%
The Hartford Financial Services Group, Inc. (7.875% to 4-15-22, then 3 month LIBOR + 5.596%)	536,600	17,278,520
Real estate investment trusts 1.1%
American Tower Corp., 5.250%	117,265	12,445,334
Colony Capital, Inc., 7.125%	180,025	4,250,390
Crown Castle International Corp., 4.500%	202,218	22,066,028
Welltower, Inc., 6.500%	72,050	4,513,212
Weyerhaeuser Company, 6.375%	390,838	19,838,937
Utilities 1.8%		103,050,071
Electric utilities 0.8%
Exelon Corp., 6.500%	498,082	23,519,432
NextEra Energy, Inc., 6.371%	336,050	20,310,862
SCE Trust I, 5.625%	190,505	4,983,611
Gas utilities 0.3%
The Laclede Group, Inc., 6.750%	264,392	15,350,626
Multi-utilities 0.7%
Dominion Resources, Inc., 6.000%	320,729	17,989,690
Dominion Resources, Inc., 6.375%	416,667	20,895,850
	Notional par	Value
Purchased options 0.3%		$17,681,028
(Cost $25,712,893)
Call options 0.1%		3,292,934
Over the Counter Option on the USD vs. CAD (Expiration Date: 12-8-17; Strike Price: $1.25; Counterparty: RBC Dominion Securities, Inc.) (I)	127,475,000	3,292,934
Put options 0.2%		14,388,094
Over the Counter Option on the EUR vs. CAD (Expiration Date: 9-26-16; Strike Price: EUR 1.39; Counterparty: US Bank NA) (I)	169,645,000	1,047,027
Over the Counter Option on the EUR vs. GBP (Expiration Date: 7-18-16; Strike Price: EUR 0.65; Counterparty: Bank of America International) (I)	79,405,000	88
Over the Counter Option on the EUR vs. GBP (Expiration Date: 7-20-16; Strike Price: EUR 0.65; Counterparty: Bank of America International) (I)	79,395,000	88
Over the Counter Option on the EUR vs. JPY (Expiration Date: 11-1-16; Strike Price: EUR 119.40; Counterparty: Standard Chartered Bank) (I)	163,120,000	3,005,021
Over the Counter Option on the EUR vs. SEK (Expiration Date: 11-2-16; Strike Price: EUR 9.00; Counterparty: Goldman Sachs & Company) (I)	81,555,000	615,777

SEE NOTES TO FUND'S INVESTMENTS15

Strategic Income Opportunities Fund

				Notional par	Value
Put options (continued)
Over the Counter Option on the EUR vs. USD (Expiration Date: 11-10-16; Strike Price: EUR 0.95; Counterparty: Deutsche Bank Securities) (I)				165,045,000	$164,539
Over the Counter Option on the EUR vs. USD (Expiration Date: 2-6-17; Strike Price: EUR 1.03; Counterparty: Goldman Sachs & Company) (I)				126,435,000	1,112,340
Over the Counter Option on the GBP vs. USD (Expiration Date: 1-23-17; Strike Price: GBP 1.32; Counterparty: Canadian Imperial Bank) (I)				118,760,000	2,146,807
Over the Counter Option on the USD vs. CAD (Expiration Date: 1-18-18; Strike Price: $1.28; Counterparty: RBC Dominion Securities, Inc.) (I)				53,350,000	1,986,060
Over the Counter Option on the USD vs. CAD (Expiration Date: 10-10-17; Strike Price: $ 1.17; Counterparty: Canadian Imperial Bank) (I)				237,015,000	2,014,390
Over the Counter Option on the USD vs. CAD (Expiration Date: 11-3-17; Strike Price: $1.18; Counterparty: RBC Dominion Securities, Inc.) (I)				210,515,000	2,289,772
Over the Counter Option on the USD vs. EUR (Expiration Date: 9-6-16; Strike Price: EUR 0.90; Counterparty: Royal Bank of Scotland) (I)				252,660,000	6,185
	Yield	* (%)	Maturity date	Par value^	Value
Short-term investments 3.7%					$212,278,000
(Cost $212,278,000)
U.S. Government Agency 0.9%					52,318,000
Federal Home Loan Bank Discount Note	0.150		06-01-16	52,318,000	52,318,000
				Par value^	Value
Repurchase agreement 2.8%					$159,960,000
Barclays Tri-Party Repurchase Agreement dated 5-31-16 at 0.290% to be repurchased at $142,200,145 on 6-1-16, collateralized by $62,214,000 U.S. Treasury Inflation Indexed Bonds, 0.750% due 2-15-45 (valued at $60,412,351, including interest) and by $69,480,000 U.S. Treasury Inflation Indexed Notes, 2.125% - 2.375% due 1-15-17 to 1-15-19 (valued at $84,631,868, including interest)				142,199,000	142,199,000
Repurchase Agreement with State Street Corp. dated 5-31-16 at 0.030% to be repurchased at $17,761,015 on 6-1-16, collateralized by $17,465,000 U.S. Treasury Notes, 2.125% due 8-31-20 (valued at $18,119,938, including interest)				17,761,000	17,761,000
Total investments (Cost $5,736,892,017)† 98.4%					$5,719,017,240
Other assets and liabilities, net 1.6%					$90,648,787
Total net assets 100.0%					$5,809,666,027

16SEE NOTES TO FUND'S INVESTMENTS

Strategic Income Opportunities Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar
Key to Security Abbreviations and Legend
IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
LIBOR	London Interbank Offered Rate
(I)	Non-income producing security.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $917,277,320 or 15.8% of the fund's net assets as of 5-31-16.
†	At 5-31-16, the aggregate cost of investment securities for federal income tax purposes was $5,771,729,645. Net unrealized depreciation aggregated to $52,712,405, of which $150,310,109 related to appreciated investment securities and $203,022,514 related to depreciated investment securities.

The fund had the following country composition as a percentage of net assets on 5-31-16:

United States	72.9
Canada	4.6
Mexico	3.9
Australia	3.7
New Zealand	3.3
Singapore	3.3
Philippines	3.1
Sweden	1.8
Norway	1.5
Other Countries	1.9
TOTAL	100.0

SEE NOTES TO FUND'S INVESTMENTS17

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of May 31, 2016, by major security category or type:

	Total value at 5-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate bonds	$2,599,923,450	—	$2,599,923,450	—
Foreign government obligations	1,190,484,687	—	1,190,484,687	—
Capital preferred securities	56,782,124	—	56,782,124	—
Convertible bonds	93,748,107	—	93,748,107	—
Municipal bonds	350,758,442	—	350,758,442	—
Collateralized mortgage obligations	331,148,679	—	331,148,679	—
Asset backed securities	327,044,718	—	327,044,718	—
Common stocks	179,511,973	$179,511,973	—	—
Preferred securities	359,656,032	344,626,138	15,029,894	—
Purchased options	17,681,028	—	17,681,028	—
Short-term investments	212,278,000	—	212,278,000	—
Total investments in securities	$5,719,017,240	$524,138,111	$5,194,879,129	—
Other financial instruments:
Futures	($290,326)	($290,326)	—	—
Forward foreign currency contracts	20,267,950	—	$20,267,950	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal

       18

amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended May 31, 2016, the fund used futures contracts to manage duration of the fund. The following table summarizes the contracts held at May 31, 2016.

Open contracts	Number of contracts	Position	Expiration date	Notional basis	Notional value	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	1,270	Short	Sep 2016	($164,412,799)	($164,703,125)	($290,326)

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended May 31, 2016, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates and to gain exposure to foreign currencies. The following table summarizes the contracts held at May 31, 2016.

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
AUD	235,840,000	USD	169,246,803	Deutsche Bank AG London	8/3/2016	$823,766	—	$823,766
CAD	51,724,803	USD	39,605,000	Goldman Sachs Bank USA	8/3/2016	—	($160,063.00)	(160,063)
CAD	138,390,474	NZD	159,150,000	JPMorgan Chase Bank N.A.	8/3/2016	—	(1,808,855)	(1,808,855)
CAD	100,481,707	USD	76,465,000	Royal Bank of Canada	8/3/2016	161,576	—	161,576
CAD	155,356,939	GBP	81,540,000	U.S. Bank	8/3/2016	328,149	—	328,149
EUR	76,370,000	USD	87,443,650	Royal Bank of Canada	8/3/2016	—	(2,290,392)	(2,290,392)
EUR	19,785,000	GBP	15,683,372	Toronto Dominion Bank	8/3/2016	—	(663,669)	(663,669)
GBP	163,035,000	USD	234,964,075	Deutsche Bank AG London	8/3/2016	1,262,438	—	1,262,438
GBP	40,189,500	USD	57,936,287	Goldman Sachs Bank USA	8/3/2016	295,537	—	295,537
GBP	3,107,600	USD	4,574,232	HSBC Bank USA	8/3/2016	—	(71,533)	(71,533)
GBP	58,933,000	USD	85,673,109	JPMorgan Chase Bank N.A.	8/3/2016	—	(283,242)	(283,242)
GBP	237,085,000	USD	344,416,462	State Street Bank and Trust Company	8/3/2016	—	(896,587)	(896,587)
GBP	72,905,683	EUR	96,155,000	Toronto Dominion Bank	8/3/2016	—	(1,578,392)	(1,578,392)
GBP	81,540,000	CAD	155,235,770	U.S. Bank	8/3/2016	—	(235,747)	(235,747)
NZD	197,810,000	USD	132,870,570	Toronto Dominion Bank	8/3/2016	549,405	—	549,405
NZD	121,930,000	USD	82,655,128	U.S. Bank	8/3/2016	—	(415,112)	(415,112)
SGD	45,646,702	MXN	615,730,000	Goldman Sachs Bank USA	8/3/2016	—	(27,764)	(27,764)
USD	313,906,422	AUD	427,665,425	Australia and New Zealand Banking Group	8/3/2016	5,505,379	—	5,505,379

       19

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
USD	114,576,088	SEK	931,503,597	Citibank N.A.	8/3/2016	2,625,975	—	2,625,975
USD	170,762,310	AUD	235,840,000	Deutsche Bank AG London	8/3/2016	691,742	—	691,742
USD	235,433,952	GBP	163,035,000	Deutsche Bank AG London	8/3/2016	—	(792,560)	(792,560)
USD	9,510,000	CAD	12,256,203	Goldman Sachs Bank USA	8/3/2016	163,514	—	163,514
USD	114,336,339	GBP	79,050,000	Goldman Sachs Bank USA	8/3/2016	—	(201,679)	(201,679)
USD	112,386,906	NOK	921,495,640	Goldman Sachs Bank USA	8/3/2016	2,253,769	—	2,253,769
USD	112,801,829	GBP	78,098,680	HSBC Bank USA	8/3/2016	—	(357,792)	(357,792)
USD	324,210,567	SGD	444,225,213	HSBC Bank USA	8/3/2016	1,964,223	—	1,964,223
USD	86,788,825	GBP	59,600,000	JPMorgan Chase Bank N.A.	8/3/2016	432,519	—	432,519
USD	203,720,835	CAD	262,191,927	Royal Bank of Canada	8/3/2016	3,775,286	—	3,775,286
USD	10,728,589	SGD	14,709,164	Standard Chartered Bank	8/3/2016	58,384	—	58,384
USD	286,996,997	GBP	197,560,000	State Street Bank and Trust Company	8/3/2016	746,132	—	746,132
USD	99,987,984	MXN	1,817,731,564	State Street Bank and Trust Company	8/3/2016	2,152,227	—	2,152,227
USD	437,768,008	NZD	645,675,528	State Street Bank and Trust Company	8/3/2016	2,269,234	—	2,269,234
USD	120,638,402	CAD	155,140,985	Toronto Dominion Bank	8/3/2016	2,329,081	—	2,329,081
USD	133,250,003	NZD	197,810,000	Toronto Dominion Bank	8/3/2016	—	(169,972)	(169,972)
USD	78,545,000	CAD	100,593,760	U.S. Bank	8/3/2016	1,832,973	—	1,832,973
						$30,221,309	($9,953,359)	$20,267,950

Currency abbreviations
AUD	Australian Dollar	NOK	Norwegian Krone
CAD	Canadian Dollar	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
GBP	Pound Sterling	SGD	Singapore Dollar
MXN	Mexican Peso	USD	U.S. Dollar

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

During the period ended May 31, 2016, the fund used purchased options to manage against anticipated currency exchange rate changes.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       20

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	356Q3	05/16
This report is for the information of the shareholders of John Hancock Strategic Income Opportunities Fund.		7/16

John Hancock

U.S. Equity Fund

Quarterly portfolio holdings 5/31/16

Fund's investmentsU.S. Equity Fund

As of 5-31-16 (unaudited)
	Shares	Value
Common stocks 97.5%		$962,888,315
(Cost $830,600,214)
Consumer discretionary 17.6%		174,200,676
Auto components 1.2%
Cooper Tire & Rubber Company	20,400	655,452
Drew Industries, Inc.	13,600	1,052,096
Gentex Corp.	37,000	613,460
Lear Corp.	73,500	8,728,860
Superior Industries International, Inc.	14,300	388,102
The Goodyear Tire & Rubber Company	10,900	304,873
Tower International, Inc.	25,900	561,253
Automobiles 0.1%
Thor Industries, Inc.	21,400	1,391,000
Diversified consumer services 0.0%
Apollo Education Group, Inc. (I)	11,400	104,766
Bridgepoint Education, Inc. (I)	2,700	20,979
Hotels, restaurants and leisure 1.3%
Chipotle Mexican Grill, Inc. (I)	19,182	8,477,677
DineEquity, Inc.	2,900	243,774
Marriott Vacations Worldwide Corp.	7,200	436,320
Monarch Casino & Resort, Inc. (I)	1,100	23,232
Six Flags Entertainment Corp.	15,600	899,964
Texas Roadhouse, Inc.	35,100	1,572,831
The Cheesecake Factory, Inc.	17,800	887,686
Household durables 0.6%
Helen of Troy, Ltd. (I)	49,200	5,059,236
Hooker Furniture Corp.	6,200	149,978
Tupperware Brands Corp.	20,200	1,142,916
Internet and catalog retail 1.9%
Amazon.com, Inc. (I)	25,125	18,160,099
HSN, Inc.	6,500	340,405
Leisure products 0.5%
Hasbro, Inc.	30,100	2,627,429
Smith & Wesson Holding Corp. (I)	82,000	1,998,340
Media 3.2%
Charter Communications, Inc., Class A (I)	52,336	11,458,444
Comcast Corp., Class A	167,700	10,615,410
Gannett Company, Inc.	74,500	1,163,690
Liberty Global PLC, Series C (I)	25,500	921,315
Meredith Corp.	4,700	232,650
News Corp., Class A	71,552	855,762
Omnicom Group, Inc.	36,600	3,049,878
Scholastic Corp.	2,000	78,100
Scripps Networks Interactive, Inc., Class A	8,400	540,456
Starz, Class A (I)	41,300	1,115,100
TEGNA, Inc.	28,800	661,248
The Interpublic Group of Companies, Inc.	33,700	805,430
Multiline retail 1.1%
Dillard's, Inc., Class A	4,300	254,173
Dollar General Corp.	29,400	2,643,060
Macy's, Inc.	56,200	1,866,402

2SEE NOTES TO FUND'S INVESTMENTS

U.S. Equity Fund

	Shares	Value
Consumer discretionary (continued)
Multiline retail (continued)
Target Corp.	84,800	$5,832,544
Specialty retail 6.6%
Asbury Automotive Group, Inc. (I)	2,200	123,420
AutoNation, Inc. (I)	12,100	610,324
Bed Bath & Beyond, Inc. (I)	185,700	8,310,075
Express, Inc. (I)	51,800	753,172
Foot Locker, Inc.	146,000	8,164,320
Group 1 Automotive, Inc.	5,600	348,208
Guess?, Inc.	81,700	1,288,409
Lowe's Companies, Inc.	65,800	5,272,554
Murphy USA, Inc. (I)	19,764	1,343,754
Penske Automotive Group, Inc.	4,000	158,080
Rent-A-Center, Inc.	12,700	167,259
Ross Stores, Inc.	42,100	2,248,140
Select Comfort Corp. (I)	3,700	82,954
Staples, Inc.	49,800	438,240
The Cato Corp., Class A	5,400	204,390
The Gap, Inc.	28,700	516,313
The Home Depot, Inc.	255,300	33,730,236
The TJX Companies, Inc.	22,800	1,735,536
Textiles, apparel and luxury goods 1.1%
Coach, Inc.	50,600	1,994,652
Columbia Sportswear Company	10,600	563,602
Culp, Inc.	3,500	96,215
Fossil Group, Inc. (I)	3,000	83,610
G-III Apparel Group, Ltd. (I)	6,600	258,192
NIKE, Inc., Class B	132,510	7,317,202
VF Corp.	7,340	457,429
Consumer staples 5.8%		57,108,541
Beverages 1.8%
Dr. Pepper Snapple Group, Inc.	199,300	18,216,020
Food and staples retailing 1.1%
CVS Health Corp.	109,200	10,532,340
Food products 1.2%
Hormel Foods Corp.	84,400	2,904,204
Ingredion, Inc.	68,000	7,983,880
John B. Sanfilippo & Son, Inc.	4,700	222,404
Omega Protein Corp. (I)	26,900	531,006
Household products 0.0%
Central Garden & Pet Company, Class A (I)	6,300	114,849
Tobacco 1.7%
Philip Morris International, Inc.	110,335	10,887,858
Reynolds American, Inc.	97,400	4,840,780
Universal Corp.	16,000	875,200
Energy 7.1%		70,383,195
Energy equipment and services 0.0%
Exterran Corp. (I)	14,500	181,685
Oil, gas and consumable fuels 7.1%
California Resources Corp.	100,400	152,608

SEE NOTES TO FUND'S INVESTMENTS3

U.S. Equity Fund

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Chevron Corp.	235,053	$23,740,353
ConocoPhillips	103,900	4,549,781
Delek US Holdings, Inc.	12,900	177,762
Marathon Oil Corp.	263,600	3,445,252
Murphy Oil Corp.	23,600	729,476
Tesoro Corp.	136,200	10,634,496
Valero Energy Corp.	483,100	26,425,570
Western Refining, Inc.	16,300	346,212
Financials 14.6%		143,734,091
Banks 4.8%
Berkshire Hills Bancorp, Inc.	6,900	189,612
Chemical Financial Corp. (L)	25,600	1,008,640
Citigroup, Inc.	393,800	18,339,266
Huntington Bancshares, Inc.	32,100	335,445
JPMorgan Chase & Co.	414,600	27,060,942
The PNC Financial Services Group, Inc.	1,900	170,506
Capital markets 1.6%
Ares Capital Corp.	63,200	937,888
BGC Partners, Inc., Class A	47,600	442,204
BlackRock Capital Investment Corp.	54,600	421,512
Franklin Resources, Inc.	11,400	425,790
Gladstone Investment Corp.	29,500	207,090
Janus Capital Group, Inc.	31,000	470,580
T. Rowe Price Group, Inc.	59,600	4,592,776
The Charles Schwab Corp.	283,362	8,665,210
THL Credit, Inc.	4,600	50,554
Consumer finance 1.3%
Capital One Financial Corp.	126,800	9,286,832
Cash America International, Inc.	53,400	1,936,818
PRA Group, Inc. (I)	34,400	946,344
Regional Management Corp. (I)	11,400	194,598
Diversified financial services 0.4%
Nasdaq, Inc.	66,400	4,383,064
Insurance 5.8%
Aflac, Inc.	51,800	3,598,028
American Equity Investment Life Holding Company	12,300	199,383
American Financial Group, Inc.	5,800	425,024
Aspen Insurance Holdings, Ltd.	9,100	435,435
Assurant, Inc.	4,700	410,733
Assured Guaranty, Ltd.	160,500	4,315,845
Endurance Specialty Holdings, Ltd.	1,500	101,880
Everest Re Group, Ltd.	24,800	4,441,928
FBL Financial Group, Inc., Class A	5,000	314,550
First American Financial Corp.	58,800	2,248,512
Genworth Financial, Inc., Class A (I)	40,700	150,590
Lincoln National Corp.	56,700	2,599,695
Maiden Holdings, Ltd.	15,000	196,800
MBIA, Inc. (I)	112,300	808,560
Old Republic International Corp.	7,300	139,868
Selective Insurance Group, Inc.	13,800	512,670

4SEE NOTES TO FUND'S INVESTMENTS

U.S. Equity Fund

	Shares	Value
Financials (continued)
Insurance (continued)
The Hanover Insurance Group, Inc.	14,600	$1,265,528
The Hartford Financial Services Group, Inc.	74,100	3,347,097
The Navigators Group, Inc. (I)	10,200	929,016
The Progressive Corp.	92,900	3,093,570
The Travelers Companies, Inc.	237,900	27,153,906
Third Point Reinsurance, Ltd. (I)	16,400	191,880
Real estate investment trusts 0.2%
Ares Commercial Real Estate Corp.	10,900	130,582
ARMOUR Residential REIT, Inc.	103,500	2,007,900
CatchMark Timber Trust, Inc., Class A	11,100	119,991
Chimera Investment Corp.	1,900	28,481
Real estate management and development 0.2%
Jones Lang LaSalle, Inc.	15,300	1,803,258
Thrifts and mortgage finance 0.3%
Essent Group, Ltd. (I)	37,200	813,192
First Defiance Financial Corp.	1,500	60,555
Northwest Bancshares, Inc.	57,700	854,537
Provident Financial Services, Inc.	11,700	238,914
Walker & Dunlop, Inc. (I)	30,400	730,512
Health care 13.6%		133,899,811
Biotechnology 0.3%
Gilead Sciences, Inc.	13,000	1,131,780
PDL BioPharma, Inc.	348,020	1,249,392
Health care providers and services 6.3%
Aetna, Inc.	120,400	13,632,892
Anthem, Inc.	75,700	10,004,512
Chemed Corp.	13,800	1,799,658
Henry Schein, Inc. (I)	16,500	2,866,545
UnitedHealth Group, Inc.	242,646	32,434,491
Universal Health Services, Inc., Class B	13,500	1,820,610
Pharmaceuticals 7.0%
Johnson & Johnson	349,900	39,430,231
Pfizer, Inc.	851,000	29,529,700
Industrials 11.4%		112,897,877
Aerospace and defense 1.4%
General Dynamics Corp.	23,000	3,263,010
Honeywell International, Inc.	62,000	7,057,460
Northrop Grumman Corp.	17,000	3,615,390
Air freight and logistics 0.9%
Atlas Air Worldwide Holdings, Inc. (I)	19,200	841,728
Expeditors International of Washington, Inc.	54,500	2,645,975
United Parcel Service, Inc., Class B	52,300	5,391,607
Airlines 1.9%
Alaska Air Group, Inc.	59,300	3,937,520
Delta Air Lines, Inc.	193,800	8,422,548
Hawaiian Holdings, Inc. (I)	9,600	388,416
JetBlue Airways Corp. (I)	261,400	4,686,902
SkyWest, Inc.	42,800	1,010,080

SEE NOTES TO FUND'S INVESTMENTS5

U.S. Equity Fund

	Shares	Value
Industrials (continued)
Commercial services and supplies 1.0%
ACCO Brands Corp. (I)	53,900	$535,766
Cintas Corp.	50,400	4,777,920
Deluxe Corp.	30,200	1,966,926
Ennis, Inc.	14,800	270,248
KAR Auction Services, Inc.	62,100	2,548,584
Electrical equipment 0.9%
Emerson Electric Company	116,598	6,065,428
Rockwell Automation, Inc.	25,400	2,947,670
Industrial conglomerates 2.4%
3M Company	139,200	23,430,144
Machinery 2.0%
AGCO Corp.	69,500	3,609,135
Douglas Dynamics, Inc.	10,600	230,232
Dover Corp.	19,400	1,294,950
Illinois Tool Works, Inc.	18,700	1,982,761
Lincoln Electric Holdings, Inc.	3,200	192,576
Snap-on, Inc.	50,700	8,204,274
Wabash National Corp. (I)	12,000	170,160
WABCO Holdings, Inc. (I)	42,318	4,566,112
Marine 0.0%
Matson, Inc.	10,100	336,633
Professional services 0.5%
Equifax, Inc.	21,200	2,665,476
Korn/Ferry International	70,300	2,028,155
Navigant Consulting, Inc. (I)	2,800	44,604
TrueBlue, Inc. (I)	28,300	560,623
Road and rail 0.3%
Werner Enterprises, Inc.	99,800	2,484,022
Trading companies and distributors 0.1%
Watsco, Inc.	5,400	724,842
Information technology 19.9%		196,801,610
Communications equipment 3.2%
Brocade Communications Systems, Inc.	80,800	732,048
Cisco Systems, Inc.	895,906	26,026,069
F5 Networks, Inc. (I)	12,500	1,377,500
Ubiquiti Networks, Inc. (I)(L)	83,571	3,331,140
Electronic equipment, instruments and components 1.8%
Arrow Electronics, Inc. (I)	105,900	6,843,258
Avnet, Inc.	160,000	6,564,800
ePlus, Inc. (I)	6,300	551,439
Insight Enterprises, Inc. (I)	9,700	263,258
Jabil Circuit, Inc.	56,800	1,083,744
Sanmina Corp. (I)	24,000	642,960
Tech Data Corp. (I)	20,200	1,526,514
Internet software and services 1.4%
Alphabet, Inc., Class C (I)	15,733	11,575,083
eBay, Inc. (I)	75,301	1,841,862
IT services 6.1%
Accenture PLC, Class A	98,200	11,682,854

6SEE NOTES TO FUND'S INVESTMENTS

U.S. Equity Fund

	Shares	Value
Information technology (continued)
IT services (continued)
Amdocs, Ltd.	97,000	$5,625,030
Booz Allen Hamilton Holding Corp.	84,000	2,458,680
Broadridge Financial Solutions, Inc.	22,000	1,412,180
CACI International, Inc., Class A (I)	7,500	755,775
Convergys Corp.	87,400	2,463,806
CSG Systems International, Inc.	12,400	527,124
Euronet Worldwide, Inc. (I)	5,900	470,879
Fiserv, Inc. (I)	96,400	10,153,812
IBM Corp.	111,497	17,141,549
Jack Henry & Associates, Inc.	11,200	945,616
MAXIMUS, Inc.	8,600	495,790
Net 1 UEPS Technologies, Inc. (I)	36,000	395,640
Paychex, Inc.	89,900	4,874,378
Sykes Enterprises, Inc. (I)	5,800	172,956
Xerox Corp.	80,700	804,579
Semiconductors and semiconductor equipment 3.3%
Intel Corp.	549,900	17,371,341
QUALCOMM, Inc.	282,798	15,531,266
Xilinx, Inc.	3,800	180,082
Software 0.9%
Activision Blizzard, Inc.	127,600	5,009,576
CA, Inc.	41,500	1,341,280
Citrix Systems, Inc. (I)	33,000	2,802,360
Technology hardware, storage and peripherals 3.2%
Apple, Inc.	318,700	31,825,382
Materials 2.5%		24,122,329
Chemicals 1.6%
LyondellBasell Industries NV, Class A	179,700	14,620,392
The Chemours Company	128,700	1,120,977
Containers and packaging 0.9%
AptarGroup, Inc.	17,500	1,352,050
Avery Dennison Corp.	94,500	7,028,910
Telecommunication services 3.7%		36,574,952
Diversified telecommunication services 3.7%
FairPoint Communications, Inc. (I)	8,500	115,175
IDT Corp., Class B	10,300	153,161
Verizon Communications, Inc.	703,600	35,813,240
Vonage Holdings Corp. (I)	38,200	176,102
Wireless telecommunication services 0.0%
NII Holdings, Inc. (I)	73,200	271,938
United States Cellular Corp. (I)	1,200	45,336
Utilities 1.3%		13,165,233
Electric utilities 0.2%
IDACORP, Inc.	25,100	1,837,571
Gas utilities 0.1%
Atmos Energy Corp.	14,400	1,049,760
Independent power and renewable electricity producers 0.3%
Talen Energy Corp. (I)	260,100	2,991,150

SEE NOTES TO FUND'S INVESTMENTS7

U.S. Equity Fund

				Shares	Value
Utilities (continued)
Multi-utilities 0.7%
Ameren Corp.				49,000	$2,427,950
Consolidated Edison, Inc.				25,700	1,882,782
DTE Energy Company				22,100	2,004,028
SCANA Corp.				12,600	880,866
Unitil Corp.				2,300	91,126
Rights 0.0%					$120
(Cost $1,820)
Community Health Systems, Inc. (I)(N)				28,000	120
Warrants 0.0%					$0
(Cost $280)
Tejon Ranch Company (Expiration Date: 8-31-16; Strike Price: $40.00) (I)				44	0
			Yield (%)	Shares	Value
Securities lending collateral 0.4%					$3,931,785
(Cost $3,930,714)
John Hancock Collateral Trust (W)			0.5434(Y)	392,888	3,931,785
Short-term investments 4.9%					$47,879,772
(Cost $47,882,539)
Money market funds 2.8%					26,910,571
State Street Institutional Treasury Money Market Fund, Premier Class			0.1791(Y)	26,910,571	26,910,571
	Yield	* (%)	Maturity date	Par value^	Value
U.S. Government 2.1%					$20,969,201
U.S. Treasury Bills	0.385		10-27-16	10,000,000	9,982,680
U.S. Treasury Bills	0.351		10-20-16	8,000,000	7,986,872
U.S. Treasury Bills	0.505		06-23-16	3,000,000	2,999,649
Total investments (Cost $882,415,567)† 102.8%					$1,014,699,992
Other assets and liabilities, net (2.8%)					($27,270,640)
Total net assets 100.0%					$987,429,352

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 5-31-16. The value of securities on loan amounted to $3,857,372.
(N)	Strike price and/or expiration date not available.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 5-31-16.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 5-31-16, the aggregate cost of investment securities for federal income tax purposes was $904,608,313. Net unrealized appreciation aggregated to $110,091,679, of which $139,084,290 related to appreciated investment securities and $28,992,611 related to depreciated investment securities.

8SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of May 31, 2016, all investments are categorized as Level 1 under the hierarchy described above, except for U.S. Treasury Bills, which are categorized as Level 2.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended May 31, 2016, the fund used futures contracts to gain exposure to certain U.S. securities markets. The following table summarizes the contracts held at May 31, 2016.

Open contracts	Number of contracts	Position	Expiration date	Notional basis	Notional value	Unrealized appreciation (depreciation)
S&P 500 Index E-Mini Futures	71	Long	Jun 2016	$7,352,055	$7,436,895	$84,840
						$84,840

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       9

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	390Q3	05/16
This report is for the information of the shareholders of John Hancock U.S. Equity Fund.		7/16

John Hancock

Retirement Living Portfolios

Quarterly portfolio holdings 5/31/16

Portfolio's investmentsRetirement Living Portfolios

RETIREMENT LIVING THROUGH 2060 PORTFOLIO

As of 5-31-16 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 99.3%
Equity - 83.1%
Alpha Opportunities, Class NAV (Wellington)	3,575	$38,149
Blue Chip Growth, Class NAV (T. Rowe Price)	639	20,109
Capital Appreciation, Class NAV (Jennison)	1,152	18,636
Capital Appreciation Value, Class NAV (T.Rowe Price)	2,860	32,408
Disciplined Value, Class NAV (Boston Partners)	539	9,507
Emerging Markets, Class NAV (DFA)	3,277	28,121
Emerging Markets Equity, Class NAV (JHAM) (A)(1)	1,651	14,016
Equity Income, Class NAV (T. Rowe Price)	1,192	21,306
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	657	8,509
Fundamental Large Cap Value, Class NAV (JHAM) (A)(1)	1,325	16,387
Global Equity, Class NAV (JHAM) (A)(1)	996	10,518
Global Shareholder Yield, Class NAV (Epoch)	1,036	10,983
International Core, Class NAV (GMO)	313	9,011
International Growth Opportunities, Class NAV (Baillie Gifford)	557	6,623
International Growth Stock, Class NAV (Invesco)	582	7,234
International Small Cap, Class NAV (Franklin Templeton)	1,161	20,359
International Small Company, Class NAV (DFA)	1,985	20,244
International Value, Class NAV (Templeton)	1,051	14,593
International Value Equity, Class NAV (JHAM) (A)(1)	668	4,933
Mid Cap Stock, Class NAV (Wellington)	1,415	25,300
Mid Value, Class NAV (T. Rowe Price)	1,147	17,530
Small Cap Growth, Class NAV (Wellington)	794	5,883
Small Cap Value, Class NAV (Wellington)	282	5,540
Small Company Growth, Class NAV (Invesco)	302	5,309
Small Company Value, Class NAV (T. Rowe Price)	211	5,553
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	27,381	344,456
Strategic Growth, Class NAV (JHAM) (A)(1)	1,171	18,410
U.S. Equity, Class NAV (GMO)	1,396	14,256
Value, Class NAV (Invesco)	738	7,759
Value Equity, Class NAV (Barrow Hanley)	658	6,652
Fixed income - 4.9%
Active Bond, Class NAV (JHAM/Declaration) (A)(1)	419	4,232
Asia Pacific Total Return Bond, Class NAV (JHAM) (A)(1)	196	1,827
Core Bond, Class NAV (Wells Capital)	137	1,815
Core High Yield, Class NAV (JHAM) (A)(2)	75	695
Emerging Markets Debt, Class NAV (JHAM) (A)(1)	327	$2,962
Floating Rate Income, Class NAV (WAMCO)	837	7,003
Focused High Yield, Class NAV (JHAM) (A)(1)	77	256
Global Bond, Class NAV (PIMCO)	63	794
Global Income, Class NAV (Stone Harbor)	221	1,995
Global Short Duration Credit, Class NAV (JHAM) (A)(1)	184	1,616
High Yield, Class NAV (WAMCO)	107	825
Real Return Bond, Class NAV (PIMCO)	261	2,891
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	483	4,577
Spectrum Income, Class NAV (T. Rowe Price)	352	3,658
Strategic Income Opportunities, Class NAV (JHAM) (A)(1)	515	5,423
Total Return, Class NAV (PIMCO)	253	3,415
U.S. High Yield Bond, Class NAV (Wells Capital)	110	1,177
Alternative and specialty - 11.3%
Absolute Return Currency, Class NAV (First Quadrant) (I)	982	9,119
Financial Industries, Class NAV (JHAM) (A)(1)	1,236	20,523
Global Absolute Return Strategies, Class NAV (Standard Life)	1,374	14,027
Global Real Estate, Class NAV (Standard Life)	422	4,438
Health Sciences, Class NAV (T. Rowe Price)	1,146	6,382
Natural Resources, Class NAV (Jennison)	1,377	14,757
Real Estate Equity, Class NAV (T. Rowe Price)	386	4,417
Redwood, Class NAV (Boston Partners)	831	8,379
Science & Technology, Class NAV (T. Rowe Price/Allianz)	2,053	22,177
SHORT-TERM INVESTMENTS - 5.1%
Money market funds - 5.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.2421% (Y)	47,059	47,059
Total investments (Cost $948,035) - 104.4%		$964,733
Other assets and liabilities, net - (4.4%)		(40,393)
TOTAL NET ASSETS - 100.0%		$924,340

2SEE NOTES TO PORTFOLIO'S INVESTMENTS

Retirement Living Portfolios

RETIREMENT LIVING THROUGH 2055 PORTFOLIO

As of 5-31-16 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 99.9%
Equity - 84.3%
Alpha Opportunities, Class NAV (Wellington)	355,316	$3,791,227
Blue Chip Growth, Class NAV (T. Rowe Price)	63,679	2,005,244
Capital Appreciation, Class NAV (Jennison)	113,804	1,841,357
Capital Appreciation Value, Class NAV (T.Rowe Price)	286,894	3,250,512
Disciplined Value, Class NAV (Boston Partners)	53,583	945,747
Emerging Markets, Class NAV (DFA)	265,649	2,279,270
Emerging Markets Equity, Class NAV (JHAM) (A)(1)	105,995	899,900
Equity Income, Class NAV (T. Rowe Price)	118,225	2,112,687
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	65,784	851,904
Fundamental Large Cap Value, Class NAV (JHAM) (A)(1)	130,817	1,618,207
Global Equity, Class NAV (JHAM) (A)(1)	99,348	1,049,109
Global Shareholder Yield, Class NAV (Epoch)	104,837	1,111,275
International Core, Class NAV (GMO)	31,343	902,991
International Growth Opportunities, Class NAV (Baillie Gifford)	55,332	658,452
International Growth Stock, Class NAV (Invesco)	63,321	786,444
International Small Cap, Class NAV (Franklin Templeton)	115,052	2,018,020
International Small Company, Class NAV (DFA)	197,971	2,019,304
International Value, Class NAV (Templeton)	104,664	1,453,777
International Value Equity, Class NAV (JHAM) (A)(1)	75,339	556,004
Mid Cap Stock, Class NAV (Wellington)	139,409	2,492,633
Mid Value, Class NAV (T. Rowe Price)	113,187	1,730,634
Small Cap Growth, Class NAV (Wellington)	78,164	579,199
Small Cap Value, Class NAV (Wellington)	27,883	547,069
Small Company Growth, Class NAV (Invesco)	29,711	522,318
Small Company Value, Class NAV (T. Rowe Price)	20,920	549,352
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	2,733,815	34,391,398
Strategic Growth, Class NAV (JHAM) (A)(1)	117,057	1,840,132
U.S. Equity, Class NAV (GMO)	139,742	1,426,768
Value, Class NAV (Invesco)	72,492	761,890
Value Equity, Class NAV (Barrow Hanley)	65,446	661,657
Fixed income - 5.1%
Active Bond, Class NAV (JHAM/Declaration) (A)(1)	48,339	488,712
Asia Pacific Total Return Bond, Class NAV (JHAM) (A)(1)	19,920	185,853
Core Bond, Class NAV (Wells Capital)	15,931	210,612
Core High Yield, Class NAV (JHAM) (A)(2)	7,531	69,887
Emerging Markets Debt, Class NAV (JHAM) (A)(1)	33,465	$302,859
Floating Rate Income, Class NAV (WAMCO)	67,894	568,274
Focused High Yield, Class NAV (JHAM) (A)(1)	7,772	25,727
Global Bond, Class NAV (PIMCO)	6,477	81,025
Global Income, Class NAV (Stone Harbor)	22,426	202,511
Global Short Duration Credit, Class NAV (JHAM) (A)(1)	18,529	162,874
High Yield, Class NAV (WAMCO)	10,707	82,764
Real Return Bond, Class NAV (PIMCO)	26,689	295,718
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	48,933	463,397
Spectrum Income, Class NAV (T. Rowe Price)	35,609	370,334
Strategic Income Opportunities, Class NAV (JHAM) (A)(1)	52,161	549,778
Total Return, Class NAV (PIMCO)	29,031	392,215
U.S. High Yield Bond, Class NAV (Wells Capital)	11,014	118,287
Alternative and specialty - 10.5%
Absolute Return Currency, Class NAV (First Quadrant) (I)	101,438	942,359
Financial Industries, Class NAV (JHAM) (A)(1)	99,062	1,644,432
Global Absolute Return Strategies, Class NAV (Standard Life)	138,451	1,413,585
Global Real Estate, Class NAV (Standard Life)	43,399	456,119
Health Sciences, Class NAV (T. Rowe Price)	112,809	628,344
Natural Resources, Class NAV (Jennison)	83,128	891,129
Real Estate Equity, Class NAV (T. Rowe Price)	39,756	455,204
Redwood, Class NAV (Boston Partners)	83,179	838,446
Science & Technology, Class NAV (T. Rowe Price/Allianz)	202,213	2,183,905
Total investments (Cost $93,385,194) - 99.9%		$89,678,831
Other assets and liabilities, net - 0.1%		52,238
TOTAL NET ASSETS - 100.0%		$89,731,069

SEE NOTES TO PORTFOLIO'S INVESTMENTS3

Retirement Living Portfolios

RETIREMENT LIVING THROUGH 2050 PORTFOLIO

As of 5-31-16 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 83.9%
Alpha Opportunities, Class NAV (Wellington)	1,260,032	$13,444,544
Blue Chip Growth, Class NAV (T. Rowe Price)	225,741	7,108,572
Capital Appreciation, Class NAV (Jennison)	403,250	6,524,577
Capital Appreciation Value, Class NAV (T.Rowe Price)	1,021,467	11,573,220
Disciplined Value, Class NAV (Boston Partners)	190,010	3,353,670
Emerging Markets, Class NAV (DFA)	1,029,136	8,829,985
Emerging Markets Equity, Class NAV (JHAM) (A)(1)	432,835	3,674,769
Equity Income, Class NAV (T. Rowe Price)	419,193	7,490,977
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	235,215	3,046,039
Fundamental Large Cap Value, Class NAV (JHAM) (A)(1)	463,839	5,737,694
Global Equity, Class NAV (JHAM) (A)(1)	351,707	3,714,028
Global Shareholder Yield, Class NAV (Epoch)	390,984	4,144,429
International Core, Class NAV (GMO)	111,015	3,198,355
International Growth Opportunities, Class NAV (Baillie Gifford)	196,192	2,334,677
International Growth Stock, Class NAV (Invesco)	223,690	2,778,232
International Small Cap, Class NAV (Franklin Templeton)	407,943	7,155,318
International Small Company, Class NAV (DFA)	701,502	7,155,318
International Value, Class NAV (Templeton)	370,426	5,145,219
International Value Equity, Class NAV (JHAM) (A)(1)	266,252	1,964,938
Mid Cap Stock, Class NAV (Wellington)	494,068	8,833,938
Mid Value, Class NAV (T. Rowe Price)	401,330	6,136,329
Small Cap Growth, Class NAV (Wellington)	274,812	2,036,354
Small Cap Value, Class NAV (Wellington)	98,843	1,939,292
Small Company Growth, Class NAV (Invesco)	104,810	1,842,554
Small Company Value, Class NAV (T. Rowe Price)	73,850	1,939,292
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	9,681,106	121,788,308
Strategic Growth, Class NAV (JHAM) (A)(1)	414,681	6,518,782
U.S. Equity, Class NAV (GMO)	484,962	4,951,459
Value, Class NAV (Invesco)	256,887	2,699,881
Value Equity, Class NAV (Barrow Hanley)	232,052	2,346,043
Fixed income - 5.2%
Active Bond, Class NAV (JHAM/Declaration) (A)(1)	175,347	1,772,761
Asia Pacific Total Return Bond, Class NAV (JHAM) (A)(1)	70,631	658,983
Core Bond, Class NAV (Wells Capital)	56,281	744,034
Core High Yield, Class NAV (JHAM) (A)(2)	26,690	247,687
Emerging Markets Debt, Class NAV (JHAM) (A)(1)	118,657	$1,073,850
Floating Rate Income, Class NAV (WAMCO)	281,931	2,359,764
Focused High Yield, Class NAV (JHAM) (A)(1)	27,559	91,219
Global Bond, Class NAV (PIMCO)	20,620	257,953
Global Income, Class NAV (Stone Harbor)	79,484	717,739
Global Short Duration Credit, Class NAV (JHAM) (A)(1)	65,663	577,178
High Yield, Class NAV (WAMCO)	37,964	293,458
Real Return Bond, Class NAV (PIMCO)	94,695	1,049,225
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	173,486	1,642,912
Spectrum Income, Class NAV (T. Rowe Price)	126,290	1,313,421
Strategic Income Opportunities, Class NAV (JHAM) (A)(1)	184,917	1,949,030
Total Return, Class NAV (PIMCO)	102,937	1,390,681
U.S. High Yield Bond, Class NAV (Wells Capital)	39,051	419,412
Alternative and specialty - 10.9%
Absolute Return Currency, Class NAV (First Quadrant) (I)	359,670	3,341,334
Financial Industries, Class NAV (JHAM) (A)(1)	367,656	6,103,092
Global Absolute Return Strategies, Class NAV (Standard Life)	490,108	5,004,003
Global Real Estate, Class NAV (Standard Life)	153,783	1,616,259
Health Sciences, Class NAV (T. Rowe Price)	397,531	2,214,247
Natural Resources, Class NAV (Jennison)	339,555	3,640,027
Real Estate Equity, Class NAV (T. Rowe Price)	140,962	1,614,021
Redwood, Class NAV (Boston Partners)	294,929	2,972,888
Science & Technology, Class NAV (T. Rowe Price/Allianz)	793,460	8,569,371
Total investments (Cost $322,747,212) - 100.0%		$321,041,342
Other assets and liabilities, net - 0.0%		(8,090)
TOTAL NET ASSETS - 100.0%		$321,033,252

4SEE NOTES TO PORTFOLIO'S INVESTMENTS

Retirement Living Portfolios

RETIREMENT LIVING THROUGH 2045 PORTFOLIO

As of 5-31-16 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 83.9%
Alpha Opportunities, Class NAV (Wellington)	3,016,442	$32,185,433
Blue Chip Growth, Class NAV (T. Rowe Price)	540,410	17,017,496
Capital Appreciation, Class NAV (Jennison)	965,355	15,619,447
Capital Appreciation Value, Class NAV (T.Rowe Price)	2,562,693	29,035,316
Disciplined Value, Class NAV (Boston Partners)	454,872	8,028,484
Emerging Markets, Class NAV (DFA)	2,722,923	23,362,682
Emerging Markets Equity, Class NAV (JHAM) (A)(1)	1,260,990	10,705,809
Equity Income, Class NAV (T. Rowe Price)	1,003,523	17,932,950
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	552,509	7,154,995
Fundamental Large Cap Value, Class NAV (JHAM) (A)(1)	1,110,404	13,735,695
Global Equity, Class NAV (JHAM) (A)(1)	843,284	8,905,082
Global Shareholder Yield, Class NAV (Epoch)	937,757	9,940,227
International Core, Class NAV (GMO)	266,046	7,664,790
International Growth Opportunities, Class NAV (Baillie Gifford)	469,671	5,589,087
International Growth Stock, Class NAV (Invesco)	539,997	6,706,765
International Small Cap, Class NAV (Franklin Templeton)	976,591	17,129,402
International Small Company, Class NAV (DFA)	1,679,353	17,129,402
International Value, Class NAV (Templeton)	888,351	12,339,200
International Value Equity, Class NAV (JHAM) (A)(1)	643,925	4,752,165
Mid Cap Stock, Class NAV (Wellington)	1,183,508	21,161,129
Mid Value, Class NAV (T. Rowe Price)	960,759	14,690,005
Small Cap Growth, Class NAV (Wellington)	657,882	4,874,909
Small Cap Value, Class NAV (Wellington)	236,623	4,642,545
Small Company Growth, Class NAV (Invesco)	250,908	4,410,965
Small Company Value, Class NAV (T. Rowe Price)	176,792	4,642,548
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	23,205,167	291,921,006
Strategic Growth, Class NAV (JHAM) (A)(1)	993,603	15,619,447
U.S. Equity, Class NAV (GMO)	1,172,082	11,966,957
Value, Class NAV (Invesco)	614,898	6,462,576
Value Equity, Class NAV (Barrow Hanley)	555,518	5,616,287
Fixed income - 5.1%
Active Bond, Class NAV (JHAM/Declaration) (A)(1)	417,465	4,220,569
Asia Pacific Total Return Bond, Class NAV (JHAM) (A)(1)	169,085	1,577,565
Core Bond, Class NAV (Wells Capital)	134,733	1,781,172
Core High Yield, Class NAV (JHAM) (A)(2)	63,895	592,947
Emerging Markets Debt, Class NAV (JHAM) (A)(1)	284,059	$2,570,731
Floating Rate Income, Class NAV (WAMCO)	697,454	5,837,689
Focused High Yield, Class NAV (JHAM) (A)(1)	65,974	218,372
Global Bond, Class NAV (PIMCO)	49,324	617,038
Global Income, Class NAV (Stone Harbor)	190,194	1,717,448
Global Short Duration Credit, Class NAV (JHAM) (A)(1)	157,193	1,381,729
High Yield, Class NAV (WAMCO)	90,882	702,522
Real Return Bond, Class NAV (PIMCO)	226,825	2,513,224
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	415,315	3,933,033
Spectrum Income, Class NAV (T. Rowe Price)	302,257	3,143,473
Strategic Income Opportunities, Class NAV (JHAM) (A)(1)	442,755	4,666,639
Total Return, Class NAV (PIMCO)	246,425	3,329,206
U.S. High Yield Bond, Class NAV (Wells Capital)	93,487	1,004,046
Alternative and specialty - 11.0%
Absolute Return Currency, Class NAV (First Quadrant) (I)	861,028	7,998,954
Financial Industries, Class NAV (JHAM) (A)(1)	900,169	14,942,808
Global Absolute Return Strategies, Class NAV (Standard Life)	1,175,203	11,998,819
Global Real Estate, Class NAV (Standard Life)	368,377	3,871,640
Health Sciences, Class NAV (T. Rowe Price)	951,665	5,300,774
Natural Resources, Class NAV (Jennison)	1,001,774	10,739,021
Real Estate Equity, Class NAV (T. Rowe Price)	337,456	3,863,868
Redwood, Class NAV (Boston Partners)	699,490	7,050,860
Science & Technology, Class NAV (T. Rowe Price/Allianz)	1,830,634	19,770,852
Total investments (Cost $679,447,446) - 100.0%		$776,287,800
Other assets and liabilities, net - 0.0%		(57,596)
TOTAL NET ASSETS - 100.0%		$776,230,204

SEE NOTES TO PORTFOLIO'S INVESTMENTS5

Retirement Living Portfolios

RETIREMENT LIVING THROUGH 2040 PORTFOLIO

As of 5-31-16 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 83.9%
Alpha Opportunities, Class NAV (Wellington)	3,209,905	$34,249,689
Blue Chip Growth, Class NAV (T. Rowe Price)	575,029	18,107,672
Capital Appreciation, Class NAV (Jennison)	1,027,194	16,619,993
Capital Appreciation Value, Class NAV (T.Rowe Price)	2,714,778	30,758,434
Disciplined Value, Class NAV (Boston Partners)	484,034	8,543,196
Emerging Markets, Class NAV (DFA)	2,877,029	24,684,909
Emerging Markets Equity, Class NAV (JHAM) (A)(1)	1,340,836	11,383,695
Equity Income, Class NAV (T. Rowe Price)	1,067,859	19,082,643
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	586,645	7,597,051
Fundamental Large Cap Value, Class NAV (JHAM) (A)(1)	1,181,526	14,615,472
Global Equity, Class NAV (JHAM) (A)(1)	894,753	9,448,587
Global Shareholder Yield, Class NAV (Epoch)	998,281	10,581,781
International Core, Class NAV (GMO)	281,559	8,111,720
International Growth Opportunities, Class NAV (Baillie Gifford)	499,782	5,947,407
International Growth Stock, Class NAV (Invesco)	573,612	7,124,258
International Small Cap, Class NAV (Franklin Templeton)	1,039,201	18,227,579
International Small Company, Class NAV (DFA)	1,787,018	18,227,579
International Value, Class NAV (Templeton)	945,278	13,129,916
International Value Equity, Class NAV (JHAM) (A)(1)	683,618	5,045,102
Mid Cap Stock, Class NAV (Wellington)	1,262,806	22,578,977
Mid Value, Class NAV (T. Rowe Price)	1,022,354	15,631,790
Small Cap Growth, Class NAV (Wellington)	700,171	5,188,269
Small Cap Value, Class NAV (Wellington)	251,835	4,941,012
Small Company Growth, Class NAV (Invesco)	266,994	4,693,755
Small Company Value, Class NAV (T. Rowe Price)	188,157	4,941,012
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	24,672,507	310,380,142
Strategic Growth, Class NAV (JHAM) (A)(1)	1,057,251	16,619,993
U.S. Equity, Class NAV (GMO)	1,246,577	12,727,551
Value, Class NAV (Invesco)	654,398	6,877,723
Value Equity, Class NAV (Barrow Hanley)	591,133	5,976,350
Fixed income - 5.1%
Active Bond, Class NAV (JHAM/Declaration) (A)(1)	434,795	4,395,781
Asia Pacific Total Return Bond, Class NAV (JHAM) (A)(1)	177,079	1,652,151
Core Bond, Class NAV (Wells Capital)	140,983	1,863,793
Core High Yield, Class NAV (JHAM) (A)(2)	67,750	628,721
Emerging Markets Debt, Class NAV (JHAM) (A)(1)	296,045	$2,679,204
Floating Rate Income, Class NAV (WAMCO)	750,439	6,281,177
Focused High Yield, Class NAV (JHAM) (A)(1)	69,912	231,409
Global Bond, Class NAV (PIMCO)	51,387	642,851
Global Income, Class NAV (Stone Harbor)	199,750	1,803,739
Global Short Duration Credit, Class NAV (JHAM) (A)(1)	166,194	1,460,843
High Yield, Class NAV (WAMCO)	96,484	745,820
Real Return Bond, Class NAV (PIMCO)	236,255	2,617,701
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	436,972	4,138,124
Spectrum Income, Class NAV (T. Rowe Price)	318,066	3,307,882
Strategic Income Opportunities, Class NAV (JHAM) (A)(1)	465,194	4,903,143
Total Return, Class NAV (PIMCO)	257,523	3,479,131
U.S. High Yield Bond, Class NAV (Wells Capital)	98,971	1,062,950
Alternative and specialty - 11.0%
Absolute Return Currency, Class NAV (First Quadrant) (I)	896,661	8,329,985
Financial Industries, Class NAV (JHAM) (A)(1)	952,356	15,809,101
Global Absolute Return Strategies, Class NAV (Standard Life)	1,241,941	12,680,216
Global Real Estate, Class NAV (Standard Life)	388,124	4,079,182
Health Sciences, Class NAV (T. Rowe Price)	1,012,677	5,640,610
Natural Resources, Class NAV (Jennison)	1,049,963	11,255,603
Real Estate Equity, Class NAV (T. Rowe Price)	357,541	4,093,842
Redwood, Class NAV (Boston Partners)	743,072	7,490,162
Science & Technology, Class NAV (T. Rowe Price/Allianz)	1,948,916	21,048,297
Total investments (Cost $727,556,045) - 100.0%		$824,364,675
Other assets and liabilities, net - 0.0%		(80,660)
TOTAL NET ASSETS - 100.0%		$824,284,015

6SEE NOTES TO PORTFOLIO'S INVESTMENTS

Retirement Living Portfolios

RETIREMENT LIVING THROUGH 2035 PORTFOLIO

As of 5-31-16 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 80.3%
Alpha Opportunities, Class NAV (Wellington)	3,993,921	$42,615,142
Blue Chip Growth, Class NAV (T. Rowe Price)	698,327	21,990,328
Capital Appreciation, Class NAV (Jennison)	1,247,461	20,183,920
Capital Appreciation Value, Class NAV (T.Rowe Price)	3,451,904	39,110,078
Disciplined Value, Class NAV (Boston Partners)	587,553	10,370,313
Emerging Markets, Class NAV (DFA)	3,474,066	29,807,485
Emerging Markets Equity, Class NAV (JHAM) (A)(1)	1,664,584	14,132,320
Equity Income, Class NAV (T. Rowe Price)	1,295,936	23,158,382
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	682,576	8,839,361
Fundamental Large Cap Value, Class NAV (JHAM) (A)(1)	1,435,482	17,756,918
Global Equity, Class NAV (JHAM) (A)(1)	1,090,479	11,515,460
Global Shareholder Yield, Class NAV (Epoch)	1,203,338	12,755,388
International Core, Class NAV (GMO)	334,187	9,627,933
International Growth Opportunities, Class NAV (Baillie Gifford)	593,588	7,063,693
International Growth Stock, Class NAV (Invesco)	680,830	8,455,907
International Small Cap, Class NAV (Franklin Templeton)	1,241,797	21,781,116
International Small Company, Class NAV (DFA)	2,129,219	21,718,033
International Value, Class NAV (Templeton)	1,121,561	15,578,489
International Value Equity, Class NAV (JHAM) (A)(1)	812,281	5,994,635
Mid Cap Stock, Class NAV (Wellington)	1,512,989	27,052,241
Mid Value, Class NAV (T. Rowe Price)	1,230,561	18,815,271
Small Cap Growth, Class NAV (Wellington)	826,934	6,127,579
Small Cap Value, Class NAV (Wellington)	297,403	5,835,043
Small Company Growth, Class NAV (Invesco)	315,333	5,543,552
Small Company Value, Class NAV (T. Rowe Price)	222,203	5,835,043
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	29,728,598	373,985,757
Strategic Growth, Class NAV (JHAM) (A)(1)	1,283,964	20,183,920
U.S. Equity, Class NAV (GMO)	1,476,902	15,079,172
Value, Class NAV (Invesco)	787,604	8,277,716
Value Equity, Class NAV (Barrow Hanley)	718,215	7,261,155
Fixed income - 9.0%
Active Bond, Class NAV (JHAM/Declaration) (A)(1)	1,016,474	10,276,555
Asia Pacific Total Return Bond, Class NAV (JHAM) (A)(1)	315,559	2,944,162
Core Bond, Class NAV (Wells Capital)	332,157	4,391,113
Core High Yield, Class NAV (JHAM) (A)(2)	133,572	1,239,552
Emerging Markets Debt, Class NAV (JHAM) (A)(1)	530,412	$4,800,231
Floating Rate Income, Class NAV (WAMCO)	1,103,901	9,239,655
Focused High Yield, Class NAV (JHAM) (A)(1)	98,224	325,122
Global Bond, Class NAV (PIMCO)	96,315	1,204,897
Global Income, Class NAV (Stone Harbor)	434,283	3,921,579
Global Short Duration Credit, Class NAV (JHAM) (A)(1)	361,554	3,178,057
High Yield, Class NAV (WAMCO)	201,235	1,555,548
Real Return Bond, Class NAV (PIMCO)	1,030,921	11,422,600
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	1,031,246	9,765,904
Spectrum Income, Class NAV (T. Rowe Price)	744,112	7,738,762
Strategic Income Opportunities, Class NAV (JHAM) (A)(1)	1,096,441	11,556,485
Total Return, Class NAV (PIMCO)	606,936	8,199,699
U.S. High Yield Bond, Class NAV (Wells Capital)	210,253	2,258,120
Alternative and specialty - 10.7%
Absolute Return Currency, Class NAV (First Quadrant) (I)	1,191,906	11,072,806
Financial Industries, Class NAV (JHAM) (A)(1)	1,153,873	19,154,287
Global Absolute Return Strategies, Class NAV (Standard Life)	1,631,197	16,654,523
Global Real Estate, Class NAV (Standard Life)	474,438	4,986,347
Health Sciences, Class NAV (T. Rowe Price)	1,218,274	6,785,784
Natural Resources, Class NAV (Jennison)	1,323,706	14,190,127
Real Estate Equity, Class NAV (T. Rowe Price)	435,421	4,985,569
Redwood, Class NAV (Boston Partners)	868,576	8,755,249
Science & Technology, Class NAV (T. Rowe Price/Allianz)	2,297,818	24,816,432
Total investments (Cost $916,353,045) - 100.0%		$1,041,870,515
Other assets and liabilities, net - 0.0%		(226,281)
TOTAL NET ASSETS - 100.0%		$1,041,644,234

SEE NOTES TO PORTFOLIO'S INVESTMENTS7

Retirement Living Portfolios

RETIREMENT LIVING THROUGH 2030 PORTFOLIO

As of 5-31-16 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 72.1%
Alpha Opportunities, Class NAV (Wellington)	4,903,429	$52,319,591
Blue Chip Growth, Class NAV (T. Rowe Price)	816,259	25,704,006
Capital Appreciation, Class NAV (Jennison)	1,458,108	23,592,181
Capital Appreciation Value, Class NAV (T.Rowe Price)	3,912,689	44,330,764
Disciplined Value, Class NAV (Boston Partners)	688,984	12,160,572
Emerging Markets, Class NAV (DFA)	3,279,545	28,138,494
Emerging Markets Equity, Class NAV (JHAM) (A)(1)	1,666,355	14,147,352
Equity Income, Class NAV (T. Rowe Price)	1,516,748	27,104,293
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	702,339	9,095,289
Fundamental Large Cap Value, Class NAV (JHAM) (A)(1)	1,682,139	20,808,065
Global Equity, Class NAV (JHAM) (A)(1)	1,284,752	13,566,983
Global Shareholder Yield, Class NAV (Epoch)	1,408,491	14,930,009
International Core, Class NAV (GMO)	318,944	9,188,763
International Growth Opportunities, Class NAV (Baillie Gifford)	565,162	6,725,430
International Growth Stock, Class NAV (Invesco)	659,132	8,186,420
International Small Cap, Class NAV (Franklin Templeton)	1,278,281	22,421,054
International Small Company, Class NAV (DFA)	2,190,113	22,339,154
International Value, Class NAV (Templeton)	1,064,719	14,788,945
International Value Equity, Class NAV (JHAM) (A)(1)	791,086	5,838,218
Mid Cap Stock, Class NAV (Wellington)	1,611,069	28,805,908
Mid Value, Class NAV (T. Rowe Price)	1,309,058	20,015,498
Small Cap Growth, Class NAV (Wellington)	752,473	5,575,829
Small Cap Value, Class NAV (Wellington)	270,704	5,311,216
Small Company Growth, Class NAV (Invesco)	286,993	5,045,339
Small Company Value, Class NAV (T. Rowe Price)	202,255	5,311,216
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	32,484,090	408,649,848
Strategic Growth, Class NAV (JHAM) (A)(1)	1,500,775	23,592,181
U.S. Equity, Class NAV (GMO)	1,693,153	17,287,090
Value, Class NAV (Invesco)	837,831	8,805,603
Value Equity, Class NAV (Barrow Hanley)	841,676	8,509,340
Fixed income - 17.0%
Active Bond, Class NAV (JHAM/Declaration) (A)(1)	1,994,552	20,164,925
Asia Pacific Total Return Bond, Class NAV (JHAM) (A)(1)	779,360	7,271,429
Core Bond, Class NAV (Wells Capital)	634,794	8,391,981
Core High Yield, Class NAV (JHAM) (A)(2)	420,709	3,904,175
Emerging Markets Debt, Class NAV (JHAM) (A)(1)	1,310,044	$11,855,895
Floating Rate Income, Class NAV (WAMCO)	2,835,826	23,735,864
Focused High Yield, Class NAV (JHAM) (A)(1)	206,979	685,100
Global Bond, Class NAV (PIMCO)	252,088	3,153,618
Global Income, Class NAV (Stone Harbor)	1,092,372	9,864,120
Global Short Duration Credit, Class NAV (JHAM) (A)(1)	918,349	8,072,289
High Yield, Class NAV (WAMCO)	567,886	4,389,758
Real Return Bond, Class NAV (PIMCO)	2,041,906	22,624,319
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	2,437,120	23,079,524
Spectrum Income, Class NAV (T. Rowe Price)	1,750,342	18,203,562
Strategic Income Opportunities, Class NAV (JHAM) (A)(1)	2,579,293	27,185,752
Total Return, Class NAV (PIMCO)	1,220,862	16,493,847
U.S. High Yield Bond, Class NAV (Wells Capital)	500,698	5,377,498
Alternative and specialty - 10.9%
Absolute Return Currency, Class NAV (First Quadrant) (I)	1,961,090	18,218,525
Financial Industries, Class NAV (JHAM) (A)(1)	1,271,318	21,103,880
Global Absolute Return Strategies, Class NAV (Standard Life)	2,687,744	27,441,870
Global Real Estate, Class NAV (Standard Life)	557,865	5,863,159
Health Sciences, Class NAV (T. Rowe Price)	1,372,461	7,644,606
Natural Resources, Class NAV (Jennison)	1,457,503	15,624,436
Real Estate Equity, Class NAV (T. Rowe Price)	511,498	5,856,651
Redwood, Class NAV (Boston Partners)	892,359	8,994,982
Science & Technology, Class NAV (T. Rowe Price/Allianz)	2,568,623	27,741,133
Total investments (Cost $1,119,750,362) - 100.0%		$1,265,237,549
Other assets and liabilities, net - 0.0%		(111,715)
TOTAL NET ASSETS - 100.0%		$1,265,125,834

8SEE NOTES TO PORTFOLIO'S INVESTMENTS

Retirement Living Portfolios

RETIREMENT LIVING THROUGH 2025 PORTFOLIO

As of 5-31-16 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 61.5%
Alpha Opportunities, Class NAV (Wellington)	3,147,351	$33,582,238
Blue Chip Growth, Class NAV (T. Rowe Price)	735,823	23,171,078
Capital Appreciation, Class NAV (Jennison)	1,314,457	21,267,918
Capital Appreciation Value, Class NAV (T.Rowe Price)	5,087,551	57,641,951
Disciplined Value, Class NAV (Boston Partners)	624,945	11,030,277
Emerging Markets, Class NAV (DFA)	2,622,230	22,498,736
Emerging Markets Equity, Class NAV (JHAM) (A)(1)	1,566,127	13,296,416
Equity Income, Class NAV (T. Rowe Price)	1,356,228	24,235,792
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	860,013	11,137,165
Fundamental Large Cap Value, Class NAV (JHAM) (A)(1)	1,525,736	18,873,351
Global Equity, Class NAV (JHAM) (A)(1)	1,329,751	14,042,169
Global Shareholder Yield, Class NAV (Epoch)	1,704,025	18,062,669
International Core, Class NAV (GMO)	286,831	8,263,599
International Growth Opportunities, Class NAV (Baillie Gifford)	506,735	6,030,144
International Growth Stock, Class NAV (Invesco)	600,548	7,458,805
International Small Cap, Class NAV (Franklin Templeton)	1,140,123	19,997,756
International Small Company, Class NAV (DFA)	1,960,564	19,997,756
International Value, Class NAV (Templeton)	958,516	13,313,791
International Value Equity, Class NAV (JHAM) (A)(1)	724,261	5,345,047
Mid Cap Stock, Class NAV (Wellington)	1,448,556	25,900,190
Mid Value, Class NAV (T. Rowe Price)	1,176,073	17,982,156
Small Cap Growth, Class NAV (Wellington)	640,874	4,748,877
Small Cap Value, Class NAV (Wellington)	230,510	4,522,608
Small Company Growth, Class NAV (Invesco)	244,388	4,296,339
Small Company Value, Class NAV (T. Rowe Price)	172,224	4,522,607
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	30,671,708	385,850,085
Strategic Growth, Class NAV (JHAM) (A)(1)	1,352,921	21,267,918
U.S. Equity, Class NAV (GMO)	2,208,539	22,549,185
Value, Class NAV (Invesco)	752,721	7,911,094
Value Equity, Class NAV (Barrow Hanley)	763,279	7,716,752
Fixed income - 27.9%
Active Bond, Class NAV (JHAM/Declaration) (A)(1)	4,599,910	46,505,092
Asia Pacific Total Return Bond, Class NAV (JHAM) (A)(1)	1,267,704	11,827,680
Core Bond, Class NAV (Wells Capital)	1,173,836	15,518,109
Core High Yield, Class NAV (JHAM) (A)(2)	585,579	5,434,169
Emerging Markets Debt, Class NAV (JHAM) (A)(1)	1,895,139	$17,151,010
Floating Rate Income, Class NAV (WAMCO)	5,375,187	44,990,313
Focused High Yield, Class NAV (JHAM) (A)(1)	362,487	1,199,833
Global Bond, Class NAV (PIMCO)	748,894	9,368,665
Global Income, Class NAV (Stone Harbor)	1,986,605	17,939,043
Global Short Duration Credit, Class NAV (JHAM) (A)(1)	1,550,159	13,625,899
High Yield, Class NAV (WAMCO)	802,903	6,206,440
Real Return Bond, Class NAV (PIMCO)	2,986,199	33,087,090
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	4,323,467	40,943,230
Spectrum Income, Class NAV (T. Rowe Price)	3,065,086	31,876,890
Strategic Income Opportunities, Class NAV (JHAM) (A)(1)	4,543,774	47,891,378
Total Return, Class NAV (PIMCO)	2,670,837	36,083,010
U.S. High Yield Bond, Class NAV (Wells Capital)	776,869	8,343,574
Alternative and specialty - 10.6%
Absolute Return Currency, Class NAV (First Quadrant) (I)	2,301,676	21,382,569
Financial Industries, Class NAV (JHAM) (A)(1)	1,248,431	20,723,962
Global Absolute Return Strategies, Class NAV (Standard Life)	3,153,000	32,192,135
Global Real Estate, Class NAV (Standard Life)	723,862	7,607,789
Health Sciences, Class NAV (T. Rowe Price)	1,303,420	7,260,049
Natural Resources, Class NAV (Jennison)	1,500,876	16,089,392
Real Estate Equity, Class NAV (T. Rowe Price)	554,777	6,352,196
Redwood, Class NAV (Boston Partners)	1,037,122	10,454,193
Science & Technology, Class NAV (T. Rowe Price/Allianz)	2,365,261	25,544,822
Total investments (Cost $1,247,994,812) - 100.0%		$1,392,113,001
Other assets and liabilities, net - 0.0%		(154,565)
TOTAL NET ASSETS - 100.0%		$1,391,958,436

SEE NOTES TO PORTFOLIO'S INVESTMENTS9

Retirement Living Portfolios

RETIREMENT LIVING THROUGH 2020 PORTFOLIO

As of 5-31-16 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 49.8%
Alpha Opportunities, Class NAV (Wellington)	1,054,273	$11,249,091
Blue Chip Growth, Class NAV (T. Rowe Price)	436,099	13,732,755
Capital Appreciation, Class NAV (Jennison)	779,030	12,604,703
Capital Appreciation Value, Class NAV (T.Rowe Price)	3,882,449	43,988,152
Disciplined Value, Class NAV (Boston Partners)	373,650	6,594,930
Emerging Markets, Class NAV (DFA)	1,326,558	11,381,871
Emerging Markets Equity, Class NAV (JHAM) (A)(1)	971,997	8,252,255
Equity Income, Class NAV (T. Rowe Price)	790,736	14,130,445
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	629,171	8,147,762
Fundamental Large Cap Value, Class NAV (JHAM) (A)(1)	912,188	11,283,767
Global Equity, Class NAV (JHAM) (A)(1)	1,018,565	10,756,042
Global Shareholder Yield, Class NAV (Epoch)	1,195,403	12,671,269
International Core, Class NAV (GMO)	192,765	5,553,568
International Growth Opportunities, Class NAV (Baillie Gifford)	340,294	4,049,499
International Growth Stock, Class NAV (Invesco)	405,833	5,040,443
International Small Cap, Class NAV (Franklin Templeton)	696,818	12,222,184
International Small Company, Class NAV (DFA)	1,198,253	12,222,184
International Value, Class NAV (Templeton)	643,699	8,940,974
International Value Equity, Class NAV (JHAM) (A)(1)	489,664	3,613,719
Mid Cap Stock, Class NAV (Wellington)	865,141	15,468,724
Mid Value, Class NAV (T. Rowe Price)	700,705	10,713,781
Small Cap Growth, Class NAV (Wellington)	412,683	3,057,984
Small Cap Value, Class NAV (Wellington)	148,460	2,912,779
Small Company Growth, Class NAV (Invesco)	157,427	2,767,573
Small Company Value, Class NAV (T. Rowe Price)	110,921	2,912,779
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	19,771,469	248,725,084
Strategic Growth, Class NAV (JHAM) (A)(1)	801,826	12,604,703
U.S. Equity, Class NAV (GMO)	1,640,930	16,753,896
Value, Class NAV (Invesco)	448,502	4,713,760
Value Equity, Class NAV (Barrow Hanley)	456,386	4,614,067
Fixed income - 39.8%
Active Bond, Class NAV (JHAM/Declaration) (A)(1)	5,848,459	59,127,916
Asia Pacific Total Return Bond, Class NAV (JHAM) (A)(1)	1,269,506	11,844,494
Core Bond, Class NAV (Wells Capital)	1,363,652	18,027,480
Core High Yield, Class NAV (JHAM) (A)(2)	630,191	5,848,171
Emerging Markets Debt, Class NAV (JHAM) (A)(1)	1,687,751	$15,274,149
Floating Rate Income, Class NAV (WAMCO)	5,910,246	49,468,758
Focused High Yield, Class NAV (JHAM) (A)(1)	385,325	1,275,424
Global Bond, Class NAV (PIMCO)	1,053,678	13,181,518
Global Income, Class NAV (Stone Harbor)	1,958,092	17,681,567
Global Short Duration Credit, Class NAV (JHAM) (A)(1)	1,645,946	14,467,869
High Yield, Class NAV (WAMCO)	848,114	6,555,920
Real Return Bond, Class NAV (PIMCO)	2,875,645	31,862,148
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	4,794,420	45,403,156
Spectrum Income, Class NAV (T. Rowe Price)	3,366,770	35,014,405
Strategic Income Opportunities, Class NAV (JHAM) (A)(1)	5,023,498	52,947,671
Total Return, Class NAV (PIMCO)	3,365,677	45,470,294
U.S. High Yield Bond, Class NAV (Wells Capital)	864,453	9,284,226
Alternative and specialty - 10.4%
Absolute Return Currency, Class NAV (First Quadrant) (I)	1,878,361	17,449,974
Financial Industries, Class NAV (JHAM) (A)(1)	850,966	14,126,030
Global Absolute Return Strategies, Class NAV (Standard Life)	2,577,746	26,318,782
Global Real Estate, Class NAV (Standard Life)	692,470	7,277,857
Health Sciences, Class NAV (T. Rowe Price)	834,798	4,649,827
Natural Resources, Class NAV (Jennison)	1,195,437	12,815,085
Real Estate Equity, Class NAV (T. Rowe Price)	424,553	4,861,133
Redwood, Class NAV (Boston Partners)	771,114	7,772,828
Science & Technology, Class NAV (T. Rowe Price/Allianz)	1,674,298	18,082,418
Total investments (Cost $990,613,576) - 100.0%		$1,087,769,843
Other assets and liabilities, net - 0.0%		(152,515)
TOTAL NET ASSETS - 100.0%		$1,087,617,328

10SEE NOTES TO PORTFOLIO'S INVESTMENTS

Retirement Living Portfolios

RETIREMENT LIVING THROUGH 2015 PORTFOLIO

As of 5-31-16 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 41.7%
Alpha Opportunities, Class NAV (Wellington)	132,643	$1,415,302
Blue Chip Growth, Class NAV (T. Rowe Price)	157,147	4,948,552
Capital Appreciation, Class NAV (Jennison)	280,697	4,541,678
Capital Appreciation Value, Class NAV (T.Rowe Price)	2,000,880	22,669,971
Disciplined Value, Class NAV (Boston Partners)	132,984	2,347,159
Emerging Markets, Class NAV (DFA)	505,986	4,341,363
Emerging Markets Equity, Class NAV (JHAM) (A)(1)	352,736	2,994,730
Equity Income, Class NAV (T. Rowe Price)	289,718	5,177,263
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	254,249	3,292,529
Fundamental Large Cap Value, Class NAV (JHAM) (A)(1)	324,632	4,015,694
Global Equity, Class NAV (JHAM) (A)(1)	458,187	4,838,451
Global Shareholder Yield, Class NAV (Epoch)	620,005	6,572,052
International Core, Class NAV (GMO)	70,561	2,032,870
International Growth Opportunities, Class NAV (Baillie Gifford)	124,568	1,482,364
International Growth Stock, Class NAV (Invesco)	144,363	1,792,992
International Small Cap, Class NAV (Franklin Templeton)	257,877	4,523,161
International Small Company, Class NAV (DFA)	443,447	4,523,161
International Value, Class NAV (Templeton)	235,387	3,269,522
International Value Equity, Class NAV (JHAM) (A)(1)	171,247	1,263,804
Mid Cap Stock, Class NAV (Wellington)	316,790	5,664,211
Mid Value, Class NAV (T. Rowe Price)	257,398	3,935,621
Small Cap Growth, Class NAV (Wellington)	140,007	1,037,454
Small Cap Value, Class NAV (Wellington)	50,378	988,409
Small Company Growth, Class NAV (Invesco)	53,434	939,364
Small Company Value, Class NAV (T. Rowe Price)	37,639	988,409
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	7,502,649	94,383,329
Strategic Growth, Class NAV (JHAM) (A)(1)	288,911	4,541,678
U.S. Equity, Class NAV (GMO)	860,439	8,785,082
Value, Class NAV (Invesco)	164,757	1,731,593
Value Equity, Class NAV (Barrow Hanley)	162,415	1,642,011
Fixed income - 49.6%
Active Bond, Class NAV (JHAM/Declaration) (A)(1)	4,142,189	41,877,526
Asia Pacific Total Return Bond, Class NAV (JHAM) (A)(1)	787,970	7,351,763
Core Bond, Class NAV (Wells Capital)	916,615	12,117,648
Core High Yield, Class NAV (JHAM) (A)(2)	318,342	2,954,218
Emerging Markets Debt, Class NAV (JHAM) (A)(1)	918,801	$8,315,150
Floating Rate Income, Class NAV (WAMCO)	3,452,878	28,900,587
Focused High Yield, Class NAV (JHAM) (A)(1)	160,268	530,488
Global Bond, Class NAV (PIMCO)	701,176	8,771,706
Global Income, Class NAV (Stone Harbor)	986,733	8,910,199
Global Short Duration Credit, Class NAV (JHAM) (A)(1)	827,610	7,274,692
High Yield, Class NAV (WAMCO)	418,108	3,231,973
Real Return Bond, Class NAV (PIMCO)	1,556,983	17,251,371
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	2,396,450	22,694,378
Spectrum Income, Class NAV (T. Rowe Price)	1,688,476	17,560,155
Strategic Income Opportunities, Class NAV (JHAM) (A)(1)	2,515,217	26,510,389
Total Return, Class NAV (PIMCO)	2,351,645	31,770,728
U.S. High Yield Bond, Class NAV (Wells Capital)	413,369	4,439,584
Alternative and specialty - 8.7%
Absolute Return Currency, Class NAV (First Quadrant) (I)	916,089	8,510,470
Financial Industries, Class NAV (JHAM) (A)(1)	201,038	3,337,235
Global Absolute Return Strategies, Class NAV (Standard Life)	1,261,445	12,879,349
Global Real Estate, Class NAV (Standard Life)	262,563	2,759,539
Health Sciences, Class NAV (T. Rowe Price)	191,469	1,066,481
Natural Resources, Class NAV (Jennison)	548,703	5,882,094
Real Estate Equity, Class NAV (T. Rowe Price)	191,530	2,193,017
Redwood, Class NAV (Boston Partners)	322,022	3,245,986
Science & Technology, Class NAV (T. Rowe Price/Allianz)	388,645	4,197,361
Total investments (Cost $465,415,609) - 100.0%		$505,213,866
Other assets and liabilities, net - 0.0%		(81,503)
TOTAL NET ASSETS - 100.0%		$505,132,363

SEE NOTES TO PORTFOLIO'S INVESTMENTS11

Retirement Living Portfolios

RETIREMENT LIVING THROUGH 2010 PORTFOLIO

As of 5-31-16 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 35.7%
Alpha Opportunities, Class NAV (Wellington)	95,309	$1,016,948
Blue Chip Growth, Class NAV (T. Rowe Price)	73,685	2,320,341
Capital Appreciation, Class NAV (Jennison)	131,617	2,129,560
Capital Appreciation Value, Class NAV (T.Rowe Price)	1,002,833	11,362,099
Disciplined Value, Class NAV (Boston Partners)	62,494	1,103,018
Emerging Markets, Class NAV (DFA)	217,524	1,866,359
Emerging Markets Equity, Class NAV (JHAM) (A)(1)	158,878	1,348,872
Equity Income, Class NAV (T. Rowe Price)	136,150	2,433,000
Fundamental Global Franchise, Class NAV (JHAM) (A)(1)	129,647	1,678,923
Fundamental Large Cap Value, Class NAV (JHAM) (A)(1)	150,284	1,859,014
Global Equity, Class NAV (JHAM) (A)(1)	248,127	2,620,217
Global Shareholder Yield, Class NAV (Epoch)	314,192	3,330,436
International Core, Class NAV (GMO)	30,370	874,959
International Growth Opportunities, Class NAV (Baillie Gifford)	53,624	638,128
International Growth Stock, Class NAV (Invesco)	59,243	735,801
International Small Cap, Class NAV (Franklin Templeton)	114,879	2,014,982
International Small Company, Class NAV (DFA)	197,547	2,014,982
International Value, Class NAV (Templeton)	101,441	1,409,022
International Value Equity, Class NAV (JHAM) (A)(1)	68,481	505,392
Mid Cap Stock, Class NAV (Wellington)	139,217	2,489,192
Mid Value, Class NAV (T. Rowe Price)	113,050	1,728,537
Small Cap Growth, Class NAV (Wellington)	54,933	407,053
Small Cap Value, Class NAV (Wellington)	19,769	387,866
Small Company Growth, Class NAV (Invesco)	20,956	368,404
Small Company Value, Class NAV (T. Rowe Price)	14,770	387,866
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	3,465,639	43,597,734
Strategic Growth, Class NAV (JHAM) (A)(1)	135,468	2,129,560
U.S. Equity, Class NAV (GMO)	443,731	4,530,489
Value, Class NAV (Invesco)	72,374	760,656
Value Equity, Class NAV (Barrow Hanley)	76,675	775,183
Fixed income - 56.9%
Active Bond, Class NAV (JHAM/Declaration) (A)(1)	2,849,062	28,804,021
Asia Pacific Total Return Bond, Class NAV (JHAM) (A)(1)	513,758	4,793,361
Core Bond, Class NAV (Wells Capital)	616,706	8,152,852
Core High Yield, Class NAV (JHAM) (A)(2)	186,737	1,732,923
Emerging Markets Debt, Class NAV (JHAM) (A)(1)	557,216	$5,042,801
Floating Rate Income, Class NAV (WAMCO)	2,207,879	18,479,944
Focused High Yield, Class NAV (JHAM) (A)(1)	99,955	330,851
Global Bond, Class NAV (PIMCO)	475,212	5,944,896
Global Income, Class NAV (Stone Harbor)	552,804	4,991,816
Global Short Duration Credit, Class NAV (JHAM) (A)(1)	468,981	4,122,339
High Yield, Class NAV (WAMCO)	248,472	1,920,688
Real Return Bond, Class NAV (PIMCO)	943,280	10,451,538
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	1,377,236	13,042,425
Spectrum Income, Class NAV (T. Rowe Price)	975,568	10,145,905
Strategic Income Opportunities, Class NAV (JHAM) (A)(1)	1,448,882	15,271,213
Total Return, Class NAV (PIMCO)	1,618,223	21,862,186
U.S. High Yield Bond, Class NAV (Wells Capital)	238,761	2,564,298
Alternative and specialty - 7.4%
Absolute Return Currency, Class NAV (First Quadrant) (I)	524,275	4,870,513
Financial Industries, Class NAV (JHAM) (A)(1)	26,272	436,112
Global Absolute Return Strategies, Class NAV (Standard Life)	720,015	7,351,354
Global Real Estate, Class NAV (Standard Life)	120,024	1,261,454
Natural Resources, Class NAV (Jennison)	267,235	2,864,756
Real Estate Equity, Class NAV (T. Rowe Price)	103,970	1,190,459
Redwood, Class NAV (Boston Partners)	191,578	1,931,105
Science & Technology, Class NAV (T. Rowe Price/Allianz)	50,177	541,915
Total investments (Cost $257,875,890) - 100.0%		$276,926,318
Other assets and liabilities, net - 0.0%		(52,577)
TOTAL NET ASSETS - 100.0%		$276,873,741

Percentages are based upon net assets.
Key to Security Abbreviations and Legend
(A)	The subadvisor is an affiliate of the advisor.
(G)	The portfolio's subadvisor is shown parenthetically.
(I)	Non-income producing.
(Y)	The rate shown is the annualized seven-day yield as of 5-31-16.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(2)	Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.

12SEE NOTES TO PORTFOLIO'S INVESTMENTS

Retirement Living Portfolios

INVESTMENT COMPANIES

Underlying Funds' Investment Managers
Allianz Global Investors	(Allianz)
Baillie Gifford Overseas Ltd	(Baillie Gifford)
Barrow, Hanley, Mewhinney & Strauss, LLC	(Barrow Hanley)
Declaration Management & Research LLC	(Declaration)
Dimensional Fund Advisors LP	(DFA)
Epoch Investment Partners, Inc.	(Epoch)
First Quadrant, L.P.	(First Quadrant)
Franklin Templeton Investments Corp.	(Franklin Templeton)
Grantham, Mayo, Van Otterloo & Co. LLC	(GMO)
Invesco Advisers, Inc.	(Invesco)
Jennison Associates LLC	(Jennison)
John Hancock Asset Management	(JHAM)
Pacific Investment Management Company LLC	(PIMCO)
Robeco Investment Management, Inc., doing business as Boston Partners	(Boston Partners)
Standard Life Investments (Corporate Funds) Limited	(Standard Life)
Stone Harbor Investment Partners LP	(Stone Harbor)
T. Rowe Price Associates, Inc.	(T.Rowe Price)
Templeton Investment Counsel, LLC	(Templeton)
Wellington Management Company LLP	(Wellington)
Wells Capital Management, Inc.	(Wells Capital)
Western Asset Management Company	(WAMCO)

SEE NOTES TO PORTFOLIO'S INVESTMENTS13

Notes to Portfolio's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations. In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and/or other open-end management investment companies are valued at their respective net asset values each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolio's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of May 31, 2016, all investments are categorized as Level 1 under the hierarchy described above.

Cost of investment securities for federal income tax purposes. The tax cost of investments owned at May 31, 2016, for federal income tax purposes, were as follows:

Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Retirement Living through 2060 Portfolio	$948,035	$17,833	($1,135)	$16,698
Retirement Living through 2055 Portfolio	93,591,143	174,945	(4,087,257)	(3,912,312)
Retirement Living through 2050 Portfolio	323,764,845	8,353,306	(11,076,809)	(2,723,503)
Retirement Living through 2045 Portfolio	689,422,780	96,271,510	(9,406,490)	86,865,020
Retirement Living through 2040 Portfolio	737,477,603	96,932,677	(10,045,605)	86,887,072
Retirement Living through 2035 Portfolio	929,078,817	125,548,684	(12,756,986)	112,791,698
Retirement Living through 2030 Portfolio	1,135,768,022	148,813,637	(19,344,110)	129,469,527
Retirement Living through 2025 Portfolio	1,266,152,377	147,722,080	(21,761,456)	125,960,624
Retirement Living through 2020 Portfolio	1,003,555,140	104,438,157	(20,223,454)	84,214,703
Retirement Living through 2015 Portfolio	471,365,252	44,100,651	(10,252,037)	33,848,614
Retirement Living through 2010 Portfolio	263,149,987	18,939,266	(5,162,935)	13,776,331

Investments in affiliated underlying funds. Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios from their investments in affiliated underlying funds is as follows:

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Retirement Living through 2060
Absolute Return Currency	—	1,015	(33)	982	—	—	$9	$9,119
Active Bond	—	422	(3)	419	—	—	—	4,232
Alpha Opportunities	—	3,602	(27)	3,575	—	—	1	38,149
Asia Pacific Total Return Bond	—	199	(3)	196	—	—	—	1,827
Blue Chip Growth	—	641	(2)	639	—	—	—	20,109
Capital Appreciation	—	1,152	—	1,152	—	—	—	18,636
Capital Appreciation Value	—	2,912	(52)	2,860	—	—	6	32,408
Core Bond	—	137	—	137	—	—	—	1,815
Core High Yield	—	79	(4)	75	$8	—	1	695

       14

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Disciplined Value	—	544	(5)	539	—	—	—	9,507
Emerging Markets	—	3,277	—	3,277	—	—	—	28,121
Emerging Markets Debt	—	339	(12)	327	27	—	2	2,962
Emerging Markets Equity	—	1,651	—	1,651	—	—	—	14,016
Equity Income	—	1,206	(14)	1,192	—	—	1	21,306
Financial Industries	—	1,285	(49)	1,236	—	—	18	20,523
Floating Rate Income	—	917	(80)	837	65	—	16	7,003
Focused High Yield	—	80	(3)	77	3	—	—	256
Fundamental Global Franchise	—	657	—	657	—	—	—	8,509
Fundamental Large Cap Value	—	1,336	(11)	1,325	—	—	1	16,387
Global Absolute Return Strategies	—	1,385	(11)	1,374	—	—	—	14,027
Global Bond	—	64	(1)	63	—	—	—	794
Global Equity	—	996	—	996	—	—	—	10,518
Global Income	—	227	(6)	221	20	—	1	1,995
Global Real Estate	—	424	(2)	422	—	—	—	4,438
Global Shareholder Yield	—	1,039	(3)	1,036	—	—	—	10,983
Global Short Duration Credit	—	190	(6)	184	15	—	1	1,616
Health Sciences	—	1,165	(19)	1,146	—	—	2	6,382
High Yield	—	112	(5)	107	—	—	2	825
International Core	—	314	(1)	313	—	—	—	9,011
International Growth Opportunities	—	557	—	557	—	—	—	6,623
International Growth Stock	—	582	—	582	—	—	—	7,234
International Small Cap	—	1,161	—	1,161	—	—	—	20,359
International Small Company	—	2,004	(19)	1,985	—	—	1	20,244
International Value	—	1,060	(9)	1,051	—	—	1	14,593
International Value Equity	—	669	(1)	668	—	—	—	4,933
Mid Cap Stock	—	1,420	(5)	1,415	—	—	2	25,300
Mid Value	—	1,176	(29)	1,147	—	—	7	17,530
Natural Resources	—	1,514	(137)	1,377	—	—	113	14,757
Real Estate Equity	—	390	(4)	386	—	—	—	4,417
Real Return Bond	—	261	—	261	—	—	—	2,891
Redwood	—	831	—	831	—	—	—	8,379
Science & Technology	—	2,060	(7)	2,053	—	—	1	22,177
Short Duration Credit Opportunities	—	492	(9)	483	26	—	1	4,577
Small Cap Growth	—	800	(6)	794	—	—	1	5,883
Small Cap Value	—	284	(2)	282	—	—	—	5,540
Small Company Growth	—	306	(4)	302	—	—	1	5,309
Small Company Value	—	212	(1)	211	—	—	—	5,553
Spectrum Income	—	352	—	352	19	—	—	3,658
Strategic Equity Allocation	—	27,381	—	27,381	—	—	—	344,456
Strategic Growth	—	1,174	(3)	1,171	—	—	—	18,410
Strategic Income Opportunities	—	518	(3)	515	21	—	—	5,423
Total Return	—	254	(1)	253	—	—	—	3,415
U.S. Equity	—	1,396	—	1,396	—	—	—	14,256
U.S. High Yield Bond	—	114	(4)	110	—	—	1	1,177
Value	—	762	(24)	738	—	—	5	7,759
Value Equity	—	665	(7)	658	—	—	—	6,652
					$204	—	$195	$917,674
Retirement Living through 2055
Absolute Return Currency	65,365	58,358	(22,285)	101,438	—	—	($10,843)	$942,359
Active Bond	10,264	41,951	(3,876)	48,339	$5,431	$277	(1,135)	488,712
Alpha Opportunities	165,371	197,213	(7,268)	355,316	17,415	315,684	(17,595)	3,791,227

       15

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Asia Pacific Total Return Bond	3,124	17,371	(575)	19,920	2,221	—	(218)	185,853
Blue Chip Growth	29,121	35,118	(560)	63,679	731	160,503	(1,870)	2,005,244
Capital Appreciation	51,190	63,429	(815)	113,804	800	155,655	(1,870)	1,841,357
Capital Appreciation Value	140,989	145,905	—	286,894	34,312	232,628	—	3,250,512
Core Bond	1,237	15,343	(649)	15,931	876	—	(47)	210,612
Core High Yield	7,600	5,471	(5,540)	7,531	3,990	—	(5,860)	69,887
Disciplined Value	25,944	28,292	(653)	53,583	9,082	20,302	(2,551)	945,747
Emerging Markets	176,211	101,211	(11,773)	265,649	34,726	—	(29,770)	2,279,270
Emerging Markets Debt	13,021	24,659	(4,215)	33,465	9,041	—	(4,568)	302,859
Emerging Markets Equity	6,257	99,738	—	105,995	557	—	—	899,900
Equity Income	59,497	61,209	(2,481)	118,225	24,156	122,512	(12,797)	2,112,687
Financial Industries	60,737	50,745	(12,420)	99,062	19,455	—	(21,085)	1,644,432
Floating Rate Income	42,295	42,541	(16,942)	67,894	22,356	—	(18,524)	568,274
Focused High Yield	—	7,791	(19)	7,772	295	—	—	25,727
Fundamental Global Franchise	34,566	32,825	(1,607)	65,784	5,286	54,013	(1,502)	851,904
Fundamental Large Cap Value	61,246	70,134	(563)	130,817	12,299	45,006	(1,349)	1,618,207
Global Absolute Return Strategies	67,492	92,252	(21,293)	138,451	64,822	—	(9,168)	1,413,585
Global Bond	3,906	3,816	(1,245)	6,477	36	—	(22)	81,025
Global Equity	49,449	52,282	(2,383)	99,348	15,296	—	(4,502)	1,049,109
Global Income	16,468	13,251	(7,293)	22,426	7,187	—	(4,831)	202,511
Global Real Estate (Deutsche)	26,816	2,064	(28,880)	—	—	—	(9,935)	—
Global Real Estate (Standard Life)	—	44,867	(1,468)	43,399	4,774	1,315	(966)	456,119
Global Shareholder Yield	58,077	54,497	(7,737)	104,837	19,203	34,878	(14,755)	1,111,275
Global Short Duration Credit	12,402	10,655	(4,528)	18,529	5,961	—	(2,850)	162,874
Health Sciences	24,096	116,854	(28,141)	112,809	481	377,791	(289,206)	628,344
High Yield	8,698	7,701	(5,692)	10,707	3,898	—	(5,074)	82,764
International Core	15,113	17,108	(878)	31,343	13,245	—	(7,197)	902,991
International Growth Opportunities	28,723	28,833	(2,224)	55,332	2,039	—	(4,945)	658,452
International Growth Stock	30,299	34,094	(1,072)	63,321	6,267	8,365	(2,776)	786,444
International Small Cap	59,319	59,373	(3,640)	115,052	13,931	—	(7,900)	2,018,020
International Small Company	108,569	97,434	(8,032)	197,971	21,449	—	(4,384)	2,019,304
International Value	51,098	58,510	(4,944)	104,664	20,474	—	(21,211)	1,453,777
International Value Equity	31,642	45,661	(1,964)	75,339	6,053	9,157	(5,102)	556,004
Mid Cap Stock	58,719	82,474	(1,784)	139,409	—	193,212	(8,930)	2,492,633
Mid Value	58,956	58,214	(3,983)	113,187	15,779	116,142	(17,794)	1,730,634
Natural Resources	54,775	28,353	—	83,128	6,141	—	—	891,129
Real Estate Equity	20,713	21,087	(2,044)	39,756	4,512	32,381	(1,574)	455,204
Real Return Bond	9,333	20,414	(3,058)	26,689	1,320	—	(1,233)	295,718
Redwood	40,599	45,658	(3,078)	83,179	—	43,929	(4,959)	838,446
Science & Technology	84,442	129,969	(12,198)	202,213	—	315,240	(20,832)	2,183,905
Short Duration Credit Opportunities	26,140	31,542	(8,749)	48,933	10,801	—	(3,966)	463,397
Small Cap Growth	29,979	49,758	(1,573)	78,164	—	55,520	(6,239)	579,199
Small Cap Value	14,941	13,696	(754)	27,883	1,899	16,250	(1,789)	547,069
Small Company Growth	13,482	16,543	(314)	29,711	—	38,739	(1,535)	522,318
Small Company Value	8,622	12,513	(215)	20,920	3,696	93,133	(3,178)	549,352
Spectrum Income	16,943	24,214	(5,548)	35,609	6,248	1,005	(2,579)	370,334
Strategic Equity Allocation	1,385,686	1,375,796	(27,667)	2,733,815	387,008	1,012,333	(56,783)	34,391,398
Strategic Growth	59,178	59,012	(1,133)	117,057	9,660	62,853	(2,019)	1,840,132
Strategic Income Opportunities	25,110	35,345	(8,294)	52,161	9,423	9,632	(2,792)	549,778
Total Return	6,004	25,675	(2,648)	29,031	3,303	1,139	(1,050)	392,215
U.S. Equity	65,422	75,734	(1,414)	139,742	20,968	144,938	(6,082)	1,426,768
U.S. High Yield Bond	6,759	7,204	(2,949)	11,014	4,133	—	(2,564)	118,287

       16

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Value	32,639	41,405	(1,552)	72,492	3,005	43,889	(4,821)	761,890
Value Equity	32,684	33,416	(654)	65,446	6,866	3,190	(723)	661,657
					$902,907	$3,721,611	($677,850)	$89,678,831
Retirement Living through 2050
Absolute Return Currency	411,560	119,228	(171,118)	359,670	—	—	($159,078)	$3,341,334
Active Bond	66,365	137,087	(28,105)	175,347	$25,737	$1,342	(7,056)	1,772,761
Alpha Opportunities	955,163	319,777	(14,908)	1,260,032	80,310	1,455,804	(43,519)	13,444,544
Asia Pacific Total Return Bond	32,475	39,429	(1,273)	70,631	11,179	—	(218)	658,983
Blue Chip Growth	169,941	63,454	(7,654)	225,741	3,375	741,134	(8,490)	7,108,572
Capital Appreciation	302,247	115,466	(14,463)	403,250	3,687	717,714	(8,528)	6,524,577
Capital Appreciation Value	826,821	200,063	(5,417)	1,021,467	158,216	1,072,663	(4,151)	11,573,220
Core Bond	8,487	52,652	(4,858)	56,281	3,924	—	(3)	744,034
Core High Yield	46,608	7,917	(27,835)	26,690	18,346	—	(44,342)	247,687
Disciplined Value	150,956	40,344	(1,290)	190,010	42,508	95,025	(967)	3,353,670
Emerging Markets	1,297,965	20,708	(289,537)	1,029,136	173,944	—	(569,129)	8,829,985
Emerging Markets Debt	76,487	64,022	(21,852)	118,657	40,599	—	(34,653)	1,073,850
Emerging Markets Equity	43,396	389,439	—	432,835	3,295	—	—	3,674,769
Equity Income	344,702	89,127	(14,636)	419,193	111,099	565,593	(53,509)	7,490,977
Financial Industries	357,317	76,319	(65,980)	367,656	90,145	—	(68,001)	6,103,092
Floating Rate Income	266,788	89,093	(73,950)	281,931	102,827	—	(94,194)	2,359,764
Focused High Yield	—	28,290	(731)	27,559	1,131	—	37	91,219
Fundamental Global Franchise	204,957	51,554	(21,296)	235,215	24,627	251,635	1,315	3,046,039
Fundamental Large Cap Value	355,567	119,605	(11,333)	463,839	56,710	207,519	(10,925)	5,737,694
Global Absolute Return Strategies	414,409	190,306	(114,607)	490,108	298,890	—	(7,998)	5,004,003
Global Bond	21,790	6,397	(7,567)	20,620	153	—	(1,181)	257,953
Global Equity	286,344	74,461	(9,098)	351,707	70,528	—	(15,839)	3,714,028
Global Income	101,567	18,245	(40,328)	79,484	31,174	—	(47,601)	717,739
Global Real Estate (Deutsche)	153,593	7,057	(160,650)	—	—	—	48,297	—
Global Real Estate (Standard Life)	—	162,575	(8,792)	153,783	22,364	6,161	(1,111)	1,616,259
Global Shareholder Yield	335,447	81,591	(26,054)	390,984	91,906	172,612	(53,791)	4,144,429
Global Short Duration Credit	76,174	15,513	(26,024)	65,663	26,767	—	(36,139)	577,178
Health Sciences	157,736	395,814	(156,019)	397,531	2,277	1,786,970	(1,075,337)	2,214,247
High Yield	52,600	14,441	(29,077)	37,964	18,720	—	(42,124)	293,458
International Core	87,207	27,217	(3,409)	111,015	61,989	—	(24,807)	3,198,355
International Growth Opportunities	165,049	44,563	(13,420)	196,192	9,400	—	(25,147)	2,334,677
International Growth Stock	175,029	54,592	(5,931)	223,690	29,038	38,761	(10,900)	2,778,232
International Small Cap	358,748	70,645	(21,450)	407,943	64,623	—	(29,511)	7,155,318
International Small Company	655,857	103,807	(58,162)	701,502	99,401	—	(41,702)	7,155,318
International Value	310,458	83,316	(23,348)	370,426	94,952	—	(89,781)	5,145,219
International Value Equity	182,981	92,142	(8,871)	266,252	28,330	42,854	(20,285)	1,964,938
Mid Cap Stock	337,423	180,070	(23,425)	494,068	—	890,463	(90,323)	8,833,938
Mid Value	347,965	74,540	(21,175)	401,330	72,907	536,631	(71,661)	6,136,329
Natural Resources	336,216	3,339	—	339,555	31,688	—	—	3,640,027
Real Estate Equity	117,831	44,548	(21,417)	140,962	21,012	150,816	2,018	1,614,021
Real Return Bond	53,185	60,372	(18,862)	94,695	7,140	—	(14,098)	1,049,225
Redwood	244,676	64,828	(14,575)	294,929	—	203,222	(18,996)	2,972,888
Science & Technology	580,500	267,071	(54,111)	793,460	—	1,627,444	(67,118)	8,569,371
Short Duration Credit Opportunities	150,598	79,153	(56,265)	173,486	47,607	—	(44,085)	1,642,912
Small Cap Growth	176,436	119,543	(21,167)	274,812	—	256,344	(66,604)	2,036,354
Small Cap Value	89,014	16,984	(7,155)	98,843	8,766	74,991	(2,726)	1,939,292
Small Company Growth	78,897	32,245	(6,332)	104,810	—	178,623	(19,285)	1,842,554
Small Company Value	51,041	26,675	(3,866)	73,850	17,049	429,563	(38,857)	1,939,292

       17

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Spectrum Income	104,298	61,098	(39,106)	126,290	27,281	4,708	(34,962)	1,313,421
Strategic Equity Allocation	8,131,749	1,635,005	(85,648)	9,681,106	1,784,468	4,667,787	(139,710)	121,788,308
Strategic Growth	346,089	78,763	(10,171)	414,681	45,206	294,145	(2,840)	6,518,782
Strategic Income Opportunities	153,197	90,410	(58,690)	184,917	41,925	44,999	(25,067)	1,949,030
Total Return	35,002	82,953	(15,018)	102,937	15,924	5,310	(6,864)	1,390,681
U.S. Equity	375,771	123,688	(14,497)	484,962	94,628	654,112	(34,853)	4,951,459
U.S. High Yield Bond	41,121	14,404	(16,474)	39,051	19,345	—	(27,049)	419,412
Value	190,754	83,385	(17,252)	256,887	13,881	202,747	(39,988)	2,699,881
Value Equity	189,428	45,171	(2,547)	232,052	32,134	14,931	(148)	2,346,043
					$4,183,132	$17,392,623	($3,323,584)	$321,041,342
Retirement Living through 2045
Absolute Return Currency	1,060,865	286,351	(486,188)	861,028	—	—	($201,780)	$7,998,954
Active Bond	158,706	330,220	(71,461)	417,465	$64,309	$3,456	(11,334)	4,220,569
Alpha Opportunities	2,642,677	476,182	(102,417)	3,016,442	211,317	3,830,601	(282,590)	32,185,433
Asia Pacific Total Return Bond	160,827	13,040	(4,782)	169,085	41,318	—	(1,694)	1,577,565
Blue Chip Growth	472,759	99,070	(31,419)	540,410	8,900	1,954,471	355,474	17,017,496
Capital Appreciation	838,955	199,161	(72,761)	965,355	9,690	1,886,105	408,669	15,619,447
Capital Appreciation Value	2,291,819	310,158	(39,284)	2,562,693	420,481	2,850,762	(26,281)	29,035,316
Core Bond	21,484	127,473	(14,224)	134,733	9,862	—	(796)	1,781,172
Core High Yield	112,872	19,348	(68,325)	63,895	45,722	—	(121,366)	592,947
Disciplined Value	420,843	49,208	(15,179)	454,872	112,085	250,563	(11,892)	8,028,484
Emerging Markets	3,713,536	55,578	(1,046,191)	2,722,923	466,858	—	(1,382,829)	23,362,682
Emerging Markets Debt	193,376	154,047	(63,364)	284,059	102,489	—	(98,034)	2,570,731
Emerging Markets Equity	187,497	1,073,493	—	1,260,990	9,600	—	—	10,705,809
Equity Income	954,668	143,393	(94,538)	1,003,523	291,484	1,484,191	(315,227)	17,932,950
Financial Industries	998,321	102,281	(200,433)	900,169	234,780	—	(132,662)	14,942,808
Floating Rate Income	773,917	153,207	(229,670)	697,454	264,391	—	(279,769)	5,837,689
Focused High Yield	—	67,625	(1,651)	65,974	2,775	—	44	218,372
Fundamental Global Franchise	555,834	84,612	(87,937)	552,509	64,164	655,603	49,235	7,154,995
Fundamental Large Cap Value	983,757	196,024	(69,377)	1,110,404	148,796	544,491	(18,577)	13,735,695
Global Absolute Return Strategies	1,246,401	313,448	(384,646)	1,175,203	790,382	—	(168,049)	11,998,819
Global Bond	52,044	14,421	(17,141)	49,324	396	—	163	617,038
Global Equity	792,237	95,708	(44,661)	843,284	185,611	—	(59,000)	8,905,082
Global Income	244,564	39,250	(93,620)	190,194	77,773	—	(104,832)	1,717,448
Global Real Estate (Deutsche)	424,950	11,948	(436,898)	—	—	—	965,859	—
Global Real Estate (Standard Life)	—	411,724	(43,347)	368,377	59,486	16,389	1,550	3,871,640
Global Shareholder Yield	936,343	111,543	(110,129)	937,757	242,977	462,574	(164,617)	9,940,227
Global Short Duration Credit	184,094	33,342	(60,243)	157,193	67,107	—	(83,889)	1,381,729
Health Sciences	423,424	919,909	(391,668)	951,665	5,963	4,680,219	(1,074,911)	5,300,774
High Yield	129,470	35,096	(73,684)	90,882	47,538	—	15,171	702,522
International Core	241,277	36,982	(12,213)	266,046	163,039	—	(38,519)	7,664,790
International Growth Opportunities	456,645	54,638	(41,612)	469,671	24,664	—	(72,112)	5,589,087
International Growth Stock	484,256	78,137	(22,396)	539,997	76,240	101,767	(14,390)	6,706,765
International Small Cap	976,906	51,538	(51,853)	976,591	169,587	—	(64,954)	17,129,402
International Small Company	1,785,371	43,500	(149,518)	1,679,353	261,012	—	(62,736)	17,129,402
International Value	860,248	115,980	(87,877)	888,351	247,475	—	(131,421)	12,339,200
International Value Equity	506,258	161,893	(24,226)	643,925	74,073	112,047	(36,243)	4,752,165
Mid Cap Stock	917,790	322,239	(56,521)	1,183,508	—	2,342,251	(210,929)	21,161,129
Mid Value	963,862	125,019	(128,122)	960,759	191,238	1,407,599	(223,628)	14,690,005
Natural Resources	991,923	9,851	—	1,001,774	93,489	—	—	10,739,021
Real Estate Equity	326,006	79,868	(68,418)	337,456	55,237	396,463	22,366	3,863,868
Real Return Bond	136,037	134,711	(43,923)	226,825	17,404	—	(27,569)	2,513,224

       18

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Redwood	658,375	99,124	(58,009)	699,490	—	538,599	(72,121)	7,050,860
Science & Technology	1,564,122	493,256	(226,744)	1,830,634	—	4,144,191	213,681	19,770,852
Short Duration Credit Opportunities	382,989	170,357	(138,031)	415,315	119,838	—	(101,732)	3,933,033
Small Cap Growth	485,688	229,636	(57,442)	657,882	—	672,218	(179,776)	4,874,909
Small Cap Value	245,555	24,624	(33,556)	236,623	22,976	196,558	(2,268)	4,642,545
Small Company Growth	218,847	49,996	(17,935)	250,908	—	468,673	(50,195)	4,410,965
Small Company Value	141,706	55,423	(20,337)	176,792	44,712	1,126,559	(156,910)	4,642,548
Spectrum Income	251,547	146,151	(95,441)	302,257	68,009	12,250	(42,705)	3,143,473
Strategic Equity Allocation	22,696,637	1,418,941	(910,411)	23,205,167	4,695,203	12,281,667	(560,044)	291,921,006
Strategic Growth	965,263	98,706	(70,366)	993,603	119,661	778,613	65,928	15,619,447
Strategic Income Opportunities	372,842	215,837	(145,924)	442,755	105,309	116,990	(48,413)	4,666,639
Total Return	83,705	202,151	(39,431)	246,425	38,964	13,784	(13,686)	3,329,206
U.S. Equity	1,047,382	234,396	(109,696)	1,172,082	255,139	1,763,641	(187,466)	11,966,957
U.S. High Yield Bond	100,872	32,473	(39,858)	93,487	49,241	—	(58,176)	1,004,046
Value	527,198	147,584	(59,884)	614,898	36,316	530,427	(99,089)	6,462,576
Value Equity	524,096	53,279	(21,857)	555,518	84,785	39,396	3,058	5,616,287
					$10,999,865	$45,663,118	($4,894,013)	$776,287,800
Retirement Living through 2040
Absolute Return Currency	1,112,934	261,550	(477,823)	896,661	—	—	($206,448)	$8,329,985
Active Bond	164,436	335,737	(65,378)	434,795	$67,611	$3,610	(11,527)	4,395,781
Alpha Opportunities	2,771,062	529,737	(90,894)	3,209,905	222,175	4,027,423	(262,774)	34,249,689
Asia Pacific Total Return Bond	165,574	17,883	(6,378)	177,079	42,538	—	(2,174)	1,652,151
Blue Chip Growth	496,713	113,603	(35,287)	575,029	9,371	2,057,809	368,244	18,107,672
Capital Appreciation	882,509	229,570	(84,885)	1,027,194	10,200	1,985,380	433,546	16,619,993
Capital Appreciation Value	2,397,180	319,886	(2,288)	2,714,778	440,340	2,985,395	526	30,758,434
Core Bond	22,368	131,795	(13,180)	140,983	10,395	—	(698)	1,863,793
Core High Yield	117,516	15,400	(65,166)	67,750	48,232	—	(118,175)	628,721
Disciplined Value	441,970	50,889	(8,825)	484,034	117,857	263,466	(8,926)	8,543,196
Emerging Markets	3,850,988	58,342	(1,032,301)	2,877,029	490,072	—	(1,401,833)	24,684,909
Emerging Markets Debt	201,241	156,375	(61,571)	296,045	108,086	—	(98,538)	2,679,204
Emerging Markets Equity	229,221	1,111,615	—	1,340,836	10,208	—	—	11,383,695
Equity Income	1,001,865	143,548	(77,554)	1,067,859	305,481	1,563,818	(277,574)	19,082,643
Financial Industries	1,047,103	97,399	(192,146)	952,356	250,851	—	(138,128)	15,809,101
Floating Rate Income	813,911	163,399	(226,871)	750,439	280,713	—	(276,729)	6,281,177
Focused High Yield	—	71,965	(2,053)	69,912	2,951	—	82	231,409
Fundamental Global Franchise	584,719	95,799	(93,873)	586,645	67,429	688,964	45,800	7,597,051
Fundamental Large Cap Value	1,030,887	198,866	(48,227)	1,181,526	156,872	574,045	(9,563)	14,615,472
Global Absolute Return Strategies	1,321,685	338,685	(418,429)	1,241,941	826,794	—	(182,176)	12,680,216
Global Bond	54,185	13,168	(15,966)	51,387	415	—	223	642,851
Global Equity	832,735	111,051	(49,033)	894,753	195,109	—	(64,346)	9,448,587
Global Income	254,627	30,815	(85,692)	199,750	82,078	—	(99,087)	1,803,739
Global Real Estate (Deutsche)	442,309	14,515	(456,824)	—	—	—	1,018,500	—
Global Real Estate (Standard Life)	—	441,915	(53,791)	388,124	62,398	17,191	822	4,079,182
Global Shareholder Yield	992,960	128,023	(122,702)	998,281	255,986	487,420	(174,941)	10,581,781
Global Short Duration Credit	188,399	28,405	(50,610)	166,194	70,582	—	(72,736)	1,460,843
Health Sciences	437,659	1,015,902	(440,884)	1,012,677	6,377	5,005,368	(1,412,875)	5,640,610
High Yield	136,563	29,713	(69,792)	96,484	50,296	—	7,337	745,820
International Core	249,618	43,210	(11,269)	281,559	171,039	—	(39,224)	8,111,720
International Growth Opportunities	468,941	77,355	(46,514)	499,782	26,004	—	(96,973)	5,947,407
International Growth Stock	504,059	96,082	(26,529)	573,612	80,076	106,887	(19,397)	7,124,258
International Small Cap	1,029,272	68,268	(58,339)	1,039,201	178,660	—	(69,417)	18,227,579
International Small Company	1,889,286	56,747	(159,015)	1,787,018	274,831	—	(67,234)	18,227,579

       19

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
International Value	904,182	135,667	(94,571)	945,278	263,389	—	(155,528)	13,129,916
International Value Equity	530,550	177,632	(24,564)	683,618	78,022	118,020	(40,440)	5,045,102
Mid Cap Stock	955,086	384,521	(76,801)	1,262,806	—	2,471,578	(312,495)	22,578,977
Mid Value	1,012,223	134,879	(124,748)	1,022,354	202,184	1,488,165	(242,416)	15,631,790
Natural Resources	1,039,638	10,325	—	1,049,963	97,986	—	—	11,255,603
Real Estate Equity	340,778	90,889	(74,126)	357,541	57,898	415,563	27,680	4,093,842
Real Return Bond	138,657	141,821	(44,223)	236,255	18,394	—	(27,876)	2,617,701
Redwood	690,514	110,848	(58,290)	743,072	—	565,228	(79,366)	7,490,162
Science & Technology	1,619,665	532,972	(203,721)	1,948,916	—	4,349,138	215,016	21,048,297
Short Duration Credit Opportunities	395,639	167,867	(126,534)	436,972	126,556	—	(95,033)	4,138,124
Small Cap Growth	509,684	248,517	(58,030)	700,171	—	708,302	(186,387)	5,188,269
Small Cap Value	257,585	26,211	(31,961)	251,835	24,229	207,273	(5,782)	4,941,012
Small Company Growth	229,257	56,010	(18,273)	266,994	—	494,141	(55,311)	4,693,755
Small Company Value	148,649	59,660	(20,152)	188,157	47,202	1,189,309	(164,451)	4,941,012
Spectrum Income	261,897	141,917	(85,748)	318,066	71,992	12,812	(38,486)	3,307,882
Strategic Equity Allocation	23,814,214	1,631,604	(773,311)	24,672,507	4,936,404	12,912,605	(464,217)	310,380,142
Strategic Growth	1,015,151	125,633	(83,533)	1,057,251	125,520	816,734	64,967	16,619,993
Strategic Income Opportunities	390,583	207,528	(132,917)	465,194	111,389	122,256	(48,477)	4,903,143
Total Return	87,149	207,042	(36,668)	257,523	41,230	14,439	(14,195)	3,479,131
U.S. Equity	1,104,124	247,050	(104,597)	1,246,577	267,511	1,849,163	(209,067)	12,727,551
U.S. High Yield Bond	106,108	29,475	(36,612)	98,971	51,908	—	(54,950)	1,062,950
Value	552,205	164,569	(62,376)	654,398	38,405	560,933	(110,079)	6,877,723
Value Equity	547,761	55,947	(12,575)	591,133	89,439	41,558	1,909	5,976,350
					$11,571,685	$48,103,993	($5,231,397)	$824,364,675
Retirement Living through 2035
Absolute Return Currency	1,458,740	335,430	(602,264)	1,191,906	—	—	($234,046)	$11,072,806
Active Bond	289,198	833,155	(105,879)	1,016,474	$134,859	$6,383	(24,400)	10,276,555
Alpha Opportunities	3,635,608	610,465	(252,152)	3,993,921	284,728	5,161,345	(619,017)	42,615,142
Asia Pacific Total Return Bond	260,869	56,665	(1,975)	315,559	67,020	—	(350)	2,944,162
Blue Chip Growth	634,666	124,153	(60,492)	698,327	11,710	2,571,543	730,581	21,990,328
Capital Appreciation	1,126,785	246,578	(125,902)	1,247,461	12,754	2,482,378	763,860	20,183,920
Capital Appreciation Value	3,080,423	429,960	(58,479)	3,451,904	560,232	3,798,236	13,159	39,110,078
Core Bond	40,231	311,681	(19,755)	332,157	22,102	—	(1,467)	4,391,113
Core High Yield	181,421	23,825	(71,674)	133,572	84,571	—	(129,469)	1,239,552
Disciplined Value	565,041	60,540	(38,028)	587,553	147,652	330,073	(51,232)	10,370,313
Emerging Markets	4,712,949	72,332	(1,311,215)	3,474,066	607,587	—	(1,706,979)	29,807,485
Emerging Markets Debt	323,492	310,272	(103,352)	530,412	182,713	—	(162,251)	4,800,231
Emerging Markets Equity	421,641	1,242,943	—	1,664,584	12,673	—	—	14,132,320
Equity Income	1,285,279	178,848	(168,191)	1,295,936	380,548	1,956,944	(570,662)	23,158,382
Financial Industries	1,355,632	99,093	(300,852)	1,153,873	308,960	—	(188,319)	19,154,287
Floating Rate Income	1,268,483	179,110	(343,692)	1,103,901	419,507	—	(415,487)	9,239,655
Focused High Yield	—	100,693	(2,469)	98,224	4,159	—	95	325,122
Fundamental Global Franchise	729,969	92,677	(140,070)	682,576	81,790	835,700	82,111	8,839,361
Fundamental Large Cap Value	1,323,380	204,539	(92,437)	1,435,482	196,381	718,621	(14,327)	17,756,918
Global Absolute Return Strategies	1,714,747	402,292	(485,842)	1,631,197	1,095,350	—	(250,023)	16,654,523
Global Bond	87,239	36,174	(27,098)	96,315	780	—	(1,601)	1,204,897
Global Equity	1,068,942	120,945	(99,408)	1,090,479	245,253	—	(126,649)	11,515,460
Global Income	412,080	142,444	(120,241)	434,283	160,225	—	(143,837)	3,921,579
Global Real Estate (Deutsche)	573,729	15,002	(588,731)	—	—	—	1,338,001	—
Global Real Estate (Standard Life)	—	540,008	(65,570)	474,438	78,522	21,633	(2,634)	4,986,347
Global Shareholder Yield	1,277,801	136,177	(210,640)	1,203,338	321,648	613,405	(279,960)	12,755,388
Global Short Duration Credit	304,143	143,022	(85,611)	361,554	134,640	—	(121,555)	3,178,057

       20

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Health Sciences	556,055	1,230,188	(567,969)	1,218,274	7,744	6,078,044	(1,546,080)	6,785,784
High Yield	227,837	52,510	(79,112)	201,235	95,185	—	(19,400)	1,555,548
International Core	316,832	39,545	(22,190)	334,187	209,932	—	(71,647)	9,627,933
International Growth Opportunities	599,578	72,073	(78,063)	593,588	31,805	—	(167,154)	7,063,693
International Growth Stock	635,866	108,816	(63,852)	680,830	98,011	130,827	(30,433)	8,455,907
International Small Cap	1,296,671	36,635	(91,509)	1,241,797	219,826	—	(144,740)	21,781,116
International Small Company	2,378,152	61,230	(310,163)	2,129,219	338,676	—	(184,590)	21,718,033
International Value	1,136,793	173,807	(189,039)	1,121,561	322,768	—	(360,514)	15,578,489
International Value Equity	665,407	197,183	(50,309)	812,281	95,798	144,910	(76,496)	5,994,635
Mid Cap Stock	1,231,745	404,654	(123,410)	1,512,989	—	3,050,142	(451,947)	27,052,241
Mid Value	1,279,431	164,361	(213,231)	1,230,561	251,082	1,848,078	(409,104)	18,815,271
Natural Resources	1,310,689	13,017	—	1,323,706	123,532	—	—	14,190,127
Real Estate Equity	439,806	104,918	(109,303)	435,421	72,326	519,119	50,346	4,985,569
Real Return Bond	217,806	885,044	(71,929)	1,030,921	27,238	—	(49,186)	11,422,600
Redwood	878,089	109,709	(119,222)	868,576	—	687,828	(137,090)	8,755,249
Science & Technology	2,098,406	604,932	(405,520)	2,297,818	—	5,261,044	501,470	24,816,432
Short Duration Credit Opportunities	630,529	544,679	(143,962)	1,031,246	236,167	—	(126,225)	9,765,904
Small Cap Growth	633,270	263,679	(70,015)	826,934	—	861,665	(216,738)	6,127,579
Small Cap Value	323,951	30,798	(57,346)	297,403	29,488	252,266	(21,026)	5,835,043
Small Company Growth	285,473	54,512	(24,652)	315,333	—	601,174	(74,207)	5,543,552
Small Company Value	186,406	69,592	(33,795)	222,203	57,490	1,448,513	(271,151)	5,835,043
Spectrum Income	419,283	420,347	(95,518)	744,112	135,634	22,837	(64,375)	7,738,762
Strategic Equity Allocation	30,269,939	2,008,682	(2,550,023)	29,728,598	6,137,633	16,054,767	(1,174,335)	373,985,757
Strategic Growth	1,295,353	134,485	(145,874)	1,283,964	157,124	1,022,379	123,440	20,183,920
Strategic Income Opportunities	620,747	637,005	(161,311)	1,096,441	205,287	218,390	(68,921)	11,556,485
Total Return	161,817	503,707	(58,588)	606,936	82,017	25,802	(23,212)	8,199,699
U.S. Equity	1,407,684	290,180	(220,962)	1,476,902	330,439	2,284,153	(363,313)	15,079,172
U.S. High Yield Bond	176,545	87,428	(53,720)	210,253	103,426	—	(81,933)	2,258,120
Value	706,952	181,918	(101,266)	787,604	47,667	696,212	(200,402)	8,277,716
Value Equity	703,177	53,408	(38,370)	718,215	112,038	52,059	(2,972)	7,261,155
					$15,084,697	$59,756,470	($7,778,393)	$1,041,870,515
Retirement Living through 2030
Absolute Return Currency	1,926,122	616,152	(581,184)	1,961,090	—	—	($199,686)	$18,218,525
Active Bond	902,829	1,302,250	(210,527)	1,994,552	$313,555	$14,053	(56,558)	20,164,925
Alpha Opportunities	4,610,619	702,175	(409,365)	4,903,429	355,827	6,450,174	(1,061,458)	52,319,591
Asia Pacific Total Return Bond	658,468	131,025	(10,133)	779,360	180,510	—	(7,590)	7,271,429
Blue Chip Growth	753,464	135,554	(72,759)	816,259	13,919	3,056,615	817,848	25,704,006
Capital Appreciation	1,326,246	269,758	(137,896)	1,458,108	15,159	2,950,612	644,749	23,592,181
Capital Appreciation Value	3,463,281	509,464	(60,056)	3,912,689	634,642	4,302,717	19,175	44,330,764
Core Bond	130,570	548,177	(43,953)	634,794	50,888	—	(3,993)	8,391,981
Core High Yield	496,757	54,355	(130,403)	420,709	251,842	—	(228,231)	3,904,175
Disciplined Value	671,745	80,904	(63,665)	688,984	176,955	395,577	(89,407)	12,160,572
Emerging Markets	4,312,765	69,154	(1,102,374)	3,279,545	580,894	—	(1,201,785)	28,138,494
Emerging Markets Debt	871,233	665,992	(227,181)	1,310,044	468,704	—	(362,138)	11,855,895
Emerging Markets Equity	702,807	963,548	—	1,666,355	12,686	—	—	14,147,352
Equity Income	1,517,036	242,522	(242,810)	1,516,748	450,970	2,332,351	(816,026)	27,104,293
Financial Industries	1,512,569	94,423	(335,674)	1,271,318	348,115	—	(228,632)	21,103,880
Floating Rate Income	3,239,791	448,168	(852,133)	2,835,826	1,080,328	—	(1,047,475)	23,735,864
Focused High Yield	—	211,557	(4,578)	206,979	8,761	—	109	685,100
Fundamental Global Franchise	782,418	95,060	(175,139)	702,339	86,191	880,671	314,379	9,095,289
Fundamental Large Cap Value	1,564,810	254,693	(137,364)	1,682,139	234,154	856,845	(57,933)	20,808,065
Global Absolute Return Strategies	2,243,403	845,048	(400,707)	2,687,744	1,800,759	—	(264,006)	27,441,870

       21

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Global Bond	233,658	77,584	(59,154)	252,088	2,065	—	(8,337)	3,153,618
Global Equity	1,267,944	176,927	(160,119)	1,284,752	293,269	—	(174,166)	13,566,983
Global Income	1,114,167	119,650	(141,445)	1,092,372	410,641	—	(169,448)	9,864,120
Global Real Estate (Deutsche)	686,034	20,832	(706,866)	—	—	—	1,592,269	—
Global Real Estate (Standard Life)	—	652,387	(94,522)	557,865	93,898	25,870	(6,466)	5,863,159
Global Shareholder Yield	1,519,492	160,151	(271,152)	1,408,491	382,525	736,194	(160,686)	14,930,009
Global Short Duration Credit	834,205	187,563	(103,419)	918,349	336,602	—	(136,287)	8,072,289
Health Sciences	650,651	1,422,542	(700,732)	1,372,461	9,025	7,083,351	(1,777,247)	7,644,606
High Yield	597,002	103,747	(132,863)	567,886	260,138	—	(77,363)	4,389,758
International Core	309,556	41,506	(32,118)	318,944	204,669	—	(93,277)	9,188,763
International Growth Opportunities	584,842	81,048	(100,728)	565,162	30,813	—	(214,036)	6,725,430
International Growth Stock	625,744	118,112	(84,724)	659,132	94,983	126,786	(16,587)	8,186,420
International Small Cap	1,349,895	56,446	(128,060)	1,278,281	229,730	—	(214,144)	22,421,054
International Small Company	2,461,723	80,033	(351,643)	2,190,113	353,310	—	(191,211)	22,339,154
International Value	1,136,997	138,480	(210,758)	1,064,719	312,829	—	(255,481)	14,788,945
International Value Equity	657,530	201,718	(68,162)	791,086	93,534	141,484	(102,381)	5,838,218
Mid Cap Stock	1,312,305	474,922	(176,158)	1,611,069	—	3,304,267	(570,918)	28,805,908
Mid Value	1,410,714	170,661	(272,317)	1,309,058	271,878	2,001,152	(479,999)	20,015,498
Natural Resources	1,443,170	14,333	—	1,457,503	136,019	—	—	15,624,436
Real Estate Equity	525,125	127,250	(140,877)	511,498	86,262	619,139	75,987	5,856,651
Real Return Bond	568,565	1,633,839	(160,498)	2,041,906	71,795	—	(133,793)	22,624,319
Redwood	922,916	107,703	(138,260)	892,359	—	723,682	(108,351)	8,994,982
Science & Technology	2,413,872	671,968	(517,217)	2,568,623	—	5,977,580	562,396	27,741,133
Short Duration Credit Opportunities	1,679,034	1,028,728	(270,642)	2,437,120	590,910	—	(245,372)	23,079,524
Small Cap Growth	592,155	248,943	(88,625)	752,473	—	797,669	(276,763)	5,575,829
Small Cap Value	300,946	27,240	(57,482)	270,704	27,325	233,761	(20,921)	5,311,216
Small Company Growth	265,624	49,740	(28,371)	286,993	—	556,613	(91,850)	5,045,339
Small Company Value	173,197	63,511	(34,453)	202,255	53,272	1,342,258	(274,994)	5,311,216
Spectrum Income	1,138,835	796,935	(185,428)	1,750,342	337,707	57,159	(137,356)	18,203,562
Strategic Equity Allocation	33,442,090	2,505,835	(3,463,835)	32,484,090	6,807,070	17,805,862	(1,165,464)	408,649,848
Strategic Growth	1,524,829	163,161	(187,215)	1,500,775	187,338	1,218,977	62,095	23,592,181
Strategic Income Opportunities	1,668,320	1,223,679	(312,706)	2,579,293	514,307	547,587	(151,643)	27,185,752
Total Return	509,517	832,441	(121,096)	1,220,862	231,917	60,646	(53,269)	16,493,847
U.S. Equity	1,689,606	333,323	(329,776)	1,693,153	388,217	2,683,546	(351,283)	17,287,090
U.S. High Yield Bond	460,931	111,855	(72,088)	500,698	247,721	—	(102,305)	5,377,498
Value	745,878	215,927	(123,974)	837,831	51,638	754,225	(240,379)	8,805,603
Value Equity	833,685	78,978	(70,987)	841,676	134,118	62,319	(12,282)	8,509,340
					$20,310,384	$68,099,742	($9,549,970)	$1,265,237,549
Retirement Living through 2025
Absolute Return Currency	2,518,890	480,776	(697,990)	2,301,676	—	—	($252,226)	$21,382,569
Active Bond	2,895,232	2,215,716	(511,038)	4,599,910	$893,282	$43,456	(179,226)	46,505,092
Alpha Opportunities	3,020,247	511,931	(384,827)	3,147,351	235,451	4,268,077	(935,688)	33,582,238
Asia Pacific Total Return Bond	1,027,970	247,846	(8,112)	1,267,704	281,110	—	(6,195)	11,827,680
Blue Chip Growth	705,401	126,473	(96,051)	735,823	12,946	2,842,853	789,435	23,171,078
Capital Appreciation	1,233,414	235,728	(154,685)	1,314,457	14,046	2,733,931	473,097	21,267,918
Capital Appreciation Value	4,490,610	717,028	(120,087)	5,087,551	823,396	5,582,421	36,236	57,641,951
Core Bond	861,231	567,640	(255,035)	1,173,836	156,753	—	(26,853)	15,518,109
Core High Yield	831,999	42,482	(288,902)	585,579	377,845	—	(527,738)	5,434,169
Disciplined Value	633,933	74,096	(83,084)	624,945	163,304	365,062	(88,791)	11,030,277
Emerging Markets	3,427,503	55,478	(860,751)	2,622,230	466,019	—	(399,051)	22,498,736
Emerging Markets Debt	1,517,819	679,611	(302,291)	1,895,139	727,192	—	(481,206)	17,151,010
Emerging Markets Equity	814,404	751,723	—	1,566,127	11,923	—	—	13,296,416

       22

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Equity Income	1,443,771	190,737	(278,280)	1,356,228	414,926	2,148,761	(930,159)	24,235,792
Financial Industries	1,571,757	74,619	(397,945)	1,248,431	350,454	—	(245,661)	20,723,962
Floating Rate Income	6,352,001	530,558	(1,507,372)	5,375,187	2,078,057	—	(1,924,838)	44,990,313
Focused High Yield	—	376,388	(13,901)	362,487	15,385	—	343	1,199,833
Fundamental Global Franchise	989,705	117,445	(247,137)	860,013	109,664	1,120,512	212,467	11,137,165
Fundamental Large Cap Value	1,479,203	235,542	(189,009)	1,525,736	216,943	793,865	(98,922)	18,873,351
Global Absolute Return Strategies	2,901,640	682,879	(431,519)	3,153,000	2,144,881	—	(283,451)	32,192,135
Global Bond	760,179	156,837	(168,122)	748,894	6,167	—	(15,522)	9,368,665
Global Equity	1,384,579	149,150	(203,978)	1,329,751	312,815	—	(221,816)	14,042,169
Global Income	2,277,655	109,026	(400,076)	1,986,605	811,615	—	(534,356)	17,939,043
Global Real Estate (Deutsche)	912,975	42,414	(955,389)	—	—	—	2,607,746	—
Global Real Estate (Standard Life)	—	881,481	(157,619)	723,862	125,189	34,491	(11,628)	7,607,789
Global Shareholder Yield	1,987,496	174,325	(457,796)	1,704,025	483,513	928,011	(344,142)	18,062,669
Global Short Duration Credit	1,614,858	98,135	(162,834)	1,550,159	632,374	—	(213,207)	13,625,899
Health Sciences	688,785	1,422,624	(807,989)	1,303,420	9,376	7,359,078	(1,728,683)	7,260,049
High Yield	1,004,722	119,420	(321,239)	802,903	396,195	—	(229,772)	6,206,440
International Core	291,172	32,500	(36,841)	286,831	189,418	—	(97,258)	8,263,599
International Growth Opportunities	548,595	63,840	(105,700)	506,735	28,492	—	(226,193)	6,030,144
International Growth Stock	587,911	109,150	(96,513)	600,548	87,869	117,289	(3,152)	7,458,805
International Small Cap	1,276,122	50,276	(186,275)	1,140,123	211,345	—	(283,442)	19,997,756
International Small Company	2,336,799	61,909	(438,144)	1,960,564	325,610	—	(213,711)	19,997,756
International Value	1,069,561	115,612	(226,657)	958,516	289,247	—	(224,852)	13,313,791
International Value Equity	618,454	187,877	(82,070)	724,261	86,535	130,898	(115,913)	5,345,047
Mid Cap Stock	1,248,809	385,856	(186,109)	1,448,556	—	3,064,199	(518,696)	25,900,190
Mid Value	1,299,329	165,785	(289,041)	1,176,073	251,902	1,854,113	(530,418)	17,982,156
Natural Resources	1,486,117	14,759	—	1,500,876	140,067	—	—	16,089,392
Real Estate Equity	588,192	130,577	(163,992)	554,777	96,096	689,723	54,819	6,352,196
Real Return Bond	1,112,758	2,111,936	(238,495)	2,986,199	138,220	—	(212,936)	33,087,090
Redwood	1,149,916	118,373	(231,167)	1,037,122	—	873,494	(221,235)	10,454,193
Science & Technology	2,320,381	618,106	(573,226)	2,365,261	—	5,686,264	711,688	25,544,822
Short Duration Credit Opportunities	3,613,143	1,177,518	(467,194)	4,323,467	1,141,815	—	(415,298)	40,943,230
Small Cap Growth	522,814	202,324	(84,264)	640,874	—	700,784	(264,340)	4,748,877
Small Cap Value	267,979	24,310	(61,779)	230,510	23,991	205,239	(21,173)	4,522,608
Small Company Growth	234,472	42,408	(32,492)	244,388	—	488,836	(100,620)	4,296,339
Small Company Value	153,870	55,847	(37,493)	172,224	46,738	1,177,622	(22,292)	4,522,607
Spectrum Income	2,508,672	875,250	(318,836)	3,065,086	649,797	111,382	(277,575)	31,876,890
Strategic Equity Allocation	32,938,169	2,372,216	(4,638,677)	30,671,708	6,627,347	17,335,759	1,743,795	385,850,085
Strategic Growth	1,421,095	138,154	(206,328)	1,352,921	172,663	1,123,490	73,874	21,267,918
Strategic Income Opportunities	3,665,479	1,403,001	(524,706)	4,543,774	1,003,495	1,076,016	(267,226)	47,891,378
Total Return	1,608,338	1,335,847	(273,348)	2,670,837	673,379	179,985	(122,853)	36,083,010
U.S. Equity	2,251,015	462,721	(505,197)	2,208,539	525,676	3,633,724	(762,510)	22,549,185
U.S. High Yield Bond	779,411	136,280	(138,822)	776,869	401,501	—	(200,852)	8,343,574
Value	713,845	166,087	(127,211)	752,721	47,800	698,158	(232,052)	7,911,094
Value Equity	785,730	72,877	(95,328)	763,279	123,465	57,369	(11,830)	7,716,752
					$25,553,289	$67,424,862	($8,322,058)	$1,392,113,001
Retirement Living through 2020
Absolute Return Currency	2,114,929	277,816	(514,384)	1,878,361	—	—	($196,312)	$17,449,974
Active Bond	4,568,040	1,953,164	(672,745)	5,848,459	$1,282,715	61,226	(213,024)	59,127,916
Alpha Opportunities	1,065,118	183,983	(194,828)	1,054,273	80,850	1,465,592	(249,908)	11,249,091
Asia Pacific Total Return Bond	1,329,650	59,909	(120,053)	1,269,506	341,600	—	(127,882)	11,844,494
Blue Chip Growth	433,127	85,352	(82,380)	436,099	7,870	1,728,257	705,169	13,732,755
Capital Appreciation	755,690	158,729	(135,389)	779,030	8,536	1,661,431	399,325	12,604,703

       23

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Capital Appreciation Value	3,536,577	503,264	(157,392)	3,882,449	638,251	4,327,183	(26,502)	43,988,152
Core Bond	1,036,531	505,692	(178,571)	1,363,652	199,194	—	(17,791)	18,027,480
Core High Yield	919,712	45,432	(334,953)	630,191	414,324	—	(612,064)	5,848,171
Disciplined Value	389,617	56,751	(72,718)	373,650	97,657	218,309	(21,306)	6,594,930
Emerging Markets	1,691,061	29,007	(393,510)	1,326,558	243,662	—	711,040	11,381,871
Emerging Markets Debt	1,366,935	586,537	(265,721)	1,687,751	658,835	—	(387,810)	15,274,149
Emerging Markets Equity	689,010	282,987	—	971,997	7,400	—	—	8,252,255
Equity Income	888,222	113,419	(210,905)	790,736	248,675	1,282,082	(507,258)	14,130,445
Financial Industries	1,112,740	64,482	(326,256)	850,966	245,749	—	(199,789)	14,126,030
Floating Rate Income	7,244,603	447,840	(1,782,197)	5,910,246	2,324,755	—	(2,249,833)	49,468,758
Focused High Yield	—	415,831	(30,506)	385,325	16,447	—	796	1,275,424
Fundamental Global Franchise	757,587	86,798	(215,214)	629,171	82,157	839,452	420,343	8,147,762
Fundamental Large Cap Value	904,127	162,328	(154,267)	912,188	131,604	481,583	(23,156)	11,283,767
Global Absolute Return Strategies	2,514,806	470,850	(407,910)	2,577,746	1,760,429	—	(248,970)	26,318,782
Global Bond	1,117,034	153,365	(216,721)	1,053,678	8,680	—	(19,627)	13,181,518
Global Equity	1,107,687	98,935	(188,057)	1,018,565	245,240	—	(141,763)	10,756,042
Global Income	2,238,227	99,975	(380,110)	1,958,092	811,929	—	(479,005)	17,681,567
Global Real Estate (Deutsche)	922,920	23,752	(946,672)	—	—	—	3,453,755	—
Global Real Estate (Standard Life)	—	894,431	(201,961)	692,470	123,067	33,906	1,502	7,277,857
Global Shareholder Yield	1,554,643	131,961	(491,201)	1,195,403	362,227	690,516	117,737	12,671,269
Global Short Duration Credit	1,712,765	90,865	(157,684)	1,645,946	681,211	—	(206,704)	14,467,869
Health Sciences	510,547	1,026,704	(702,453)	834,798	6,682	5,244,663	(1,382,354)	4,649,827
High Yield	1,086,927	135,527	(374,340)	848,114	427,244	—	(198,444)	6,555,920
International Core	208,364	16,081	(31,680)	192,765	130,473	—	(41,870)	5,553,568
International Growth Opportunities	393,944	35,291	(88,941)	340,294	19,574	—	(190,384)	4,049,499
International Growth Stock	421,716	70,077	(85,960)	405,833	60,300	80,490	104,124	5,040,443
International Small Cap	805,215	31,386	(139,783)	696,818	132,003	—	(164,082)	12,222,184
International Small Company	1,470,072	47,427	(319,246)	1,198,253	203,239	—	(55,828)	12,222,184
International Value	772,291	83,786	(212,378)	643,699	197,906	—	39,449	8,940,974
International Value Equity	443,186	117,686	(71,208)	489,664	59,634	90,205	(76,016)	3,613,719
Mid Cap Stock	757,168	262,698	(154,725)	865,141	—	1,867,360	(303,717)	15,468,724
Mid Value	842,321	105,502	(247,118)	700,705	152,721	1,124,099	(248,232)	10,713,781
Natural Resources	1,183,681	11,756	—	1,195,437	111,562	—	—	12,815,085
Real Estate Equity	472,966	113,104	(161,517)	424,553	74,980	538,166	232,012	4,861,133
Real Return Bond	1,157,471	1,947,074	(228,900)	2,875,645	145,607	—	(156,399)	31,862,148
Redwood	889,789	85,884	(204,559)	771,114	—	664,409	(101,787)	7,772,828
Science & Technology	1,662,707	462,505	(450,914)	1,674,298	—	4,126,177	483,678	18,082,418
Short Duration Credit Opportunities	4,409,285	865,387	(480,252)	4,794,420	1,336,518	—	(419,947)	45,403,156
Small Cap Growth	350,732	139,789	(77,838)	412,683	—	462,609	(149,461)	3,057,984
Small Cap Value	181,407	18,255	(51,202)	148,460	15,826	135,391	(14,434)	2,912,779
Small Company Growth	158,354	33,321	(34,248)	157,427	—	322,801	(132,434)	2,767,573
Small Company Value	104,513	38,529	(32,121)	110,921	30,798	775,983	102,404	2,912,779
Spectrum Income	3,019,195	632,522	(284,947)	3,366,770	753,857	128,461	(208,489)	35,014,405
Strategic Equity Allocation	22,276,539	1,387,034	(3,892,104)	19,771,469	4,379,187	11,455,031	6,562,844	248,725,084
Strategic Growth	870,159	85,243	(153,576)	801,826	103,924	676,215	208,780	12,604,703
Strategic Income Opportunities	4,472,982	1,066,891	(516,375)	5,023,498	1,174,428	1,248,573	(257,912)	52,947,671
Total Return	2,529,390	1,190,389	(354,102)	3,365,677	1,035,399	253,760	(173,070)	45,470,294
U.S. Equity	1,780,086	351,417	(490,573)	1,640,930	400,976	2,771,743	(325,539)	16,753,896
U.S. High Yield Bond	842,512	152,747	(130,806)	864,453	445,408	—	(186,502)	9,284,226
Value	417,941	133,479	(102,918)	448,502	29,075	424,660	(170,190)	4,713,760
Value Equity	480,510	56,706	(80,830)	456,386	74,044	34,405	(4,685)	4,614,067
					$22,524,429	$45,214,738	$2,652,478	$1,087,769,843

       24

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Retirement Living through 2015
Absolute Return Currency	1,122,147	106,273	(312,331)	916,089	—	—	($93,433)	$8,510,470
Active Bond	3,659,092	1,081,731	(598,634)	4,142,189	$979,285	$46,945	(115,626)	41,877,526
Alpha Opportunities	157,648	22,166	(47,171)	132,643	10,741	194,708	95,113	1,415,302
Asia Pacific Total Return Bond	919,435	40,261	(171,726)	787,970	222,034	—	(171,242)	7,351,763
Blue Chip Growth	172,735	31,435	(47,023)	157,147	2,986	655,696	139,111	4,948,552
Capital Appreciation	296,300	63,665	(79,268)	280,697	3,247	631,993	32,261	4,541,678
Capital Appreciation Value	1,894,532	248,149	(141,801)	2,000,880	325,866	2,209,292	209,165	22,669,971
Core Bond	929,557	250,392	(263,334)	916,615	156,271	—	(27,016)	12,117,648
Core High Yield	498,702	23,788	(204,148)	318,342	216,675	—	(370,334)	2,954,218
Disciplined Value	152,838	20,510	(40,364)	132,984	37,709	84,298	(17,438)	2,347,159
Emerging Markets	597,238	11,311	(102,563)	505,986	95,017	—	310,378	4,341,363
Emerging Markets Debt	812,369	316,678	(210,246)	918,801	371,824	—	(307,651)	8,315,150
Emerging Markets Equity	306,773	45,963	—	352,736	2,685	—	—	2,994,730
Equity Income	337,435	60,080	(107,797)	289,718	95,836	497,191	4,194	5,177,263
Financial Industries	288,165	11,631	(98,758)	201,038	60,633	—	(66,338)	3,337,235
Floating Rate Income	4,482,654	320,751	(1,350,527)	3,452,878	1,404,745	—	(1,641,250)	28,900,587
Focused High Yield	—	174,931	(14,663)	160,268	6,923	—	323	530,488
Fundamental Global Franchise	349,670	42,409	(137,830)	254,249	36,496	372,905	321,049	3,292,529
Fundamental Large Cap Value	351,827	67,892	(95,087)	324,632	50,025	183,058	(6,235)	4,015,694
Global Absolute Return Strategies	1,297,717	221,765	(258,037)	1,261,445	894,396	—	(152,011)	12,879,349
Global Bond	808,835	68,774	(176,433)	701,176	5,969	—	12,292	8,771,706
Global Equity	445,310	131,450	(118,573)	458,187	116,444	—	(32,478)	4,838,451
Global Income	1,243,815	56,848	(313,930)	986,733	421,844	—	(366,429)	8,910,199
Global Real Estate (Deutsche)	383,857	7,994	(391,851)	—	—	—	1,712,198	—
Global Real Estate (Standard Life)	—	367,359	(104,796)	262,563	48,941	13,484	(4,427)	2,759,539
Global Shareholder Yield	841,632	71,366	(292,993)	620,005	194,541	372,085	235,536	6,572,052
Global Short Duration Credit	959,070	46,850	(178,310)	827,610	362,672	—	(251,528)	7,274,692
Health Sciences	157,066	239,814	(205,411)	191,469	1,643	1,289,440	(29,617)	1,066,481
High Yield	590,505	61,030	(233,427)	418,108	224,707	—	142,431	3,231,973
International Core	83,319	3,946	(16,704)	70,561	50,333	—	21,068	2,032,870
International Growth Opportunities	158,928	10,582	(44,942)	124,568	7,574	—	(90,185)	1,482,364
International Growth Stock	169,520	21,033	(46,190)	144,363	23,306	31,110	97,406	1,792,992
International Small Cap	346,494	10,869	(99,486)	257,877	51,591	—	(14,417)	4,523,161
International Small Company	626,433	16,758	(199,744)	443,447	79,485	—	80,225	4,523,161
International Value	311,254	26,828	(102,695)	235,387	76,688	—	157,313	3,269,522
International Value Equity	177,579	32,251	(38,583)	171,247	22,998	34,788	(3,257)	1,263,804
Mid Cap Stock	303,903	91,249	(78,362)	316,790	—	724,723	(199,609)	5,664,211
Mid Value	332,723	39,998	(115,323)	257,398	59,744	439,742	(52,109)	3,935,621
Natural Resources	543,307	5,396	—	548,703	51,207	—	—	5,882,094
Real Estate Equity	232,171	51,778	(92,419)	191,530	35,868	257,441	337,022	2,193,017
Real Return Bond	664,125	1,047,797	(154,939)	1,556,983	83,141	—	(83,003)	17,251,371
Redwood	417,921	37,141	(133,040)	322,022	—	303,453	(7,960)	3,245,986
Science & Technology	512,917	115,554	(239,826)	388,645	—	1,012,460	(414,794)	4,197,361
Short Duration Credit Opportunities	2,457,944	300,597	(362,091)	2,396,450	706,378	—	(297,290)	22,694,378
Small Cap Growth	138,349	40,728	(39,070)	140,007	—	165,743	3,654	1,037,454
Small Cap Value	67,246	6,057	(22,925)	50,378	5,676	48,561	(105)	988,409
Small Company Growth	55,189	13,120	(14,875)	53,434	—	115,644	(44,319)	939,364
Small Company Value	38,504	13,270	(14,135)	37,639	11,047	278,349	61,206	988,409
Spectrum Income	1,672,792	232,002	(216,318)	1,688,476	398,827	67,294	(94,248)	17,560,155
Strategic Equity Allocation	9,125,032	694,531	(2,316,914)	7,502,649	1,754,771	4,590,107	4,095,128	94,383,329
Strategic Growth	341,894	34,891	(87,874)	288,911	40,111	260,998	113,555	4,541,678

       25

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Strategic Income Opportunities	2,489,448	407,540	(381,771)	2,515,217	623,280	652,751	(130,409)	26,510,389
Total Return	2,024,616	662,213	(335,184)	2,351,645	810,686	192,959	(155,055)	31,770,728
U.S. Equity	1,036,747	192,668	(368,976)	860,439	226,449	1,565,328	54,662	8,785,082
U.S. High Yield Bond	461,320	66,496	(114,447)	413,369	230,094	—	(55,621)	4,439,584
Value	172,899	38,508	(46,650)	164,757	11,332	165,515	(72,779)	1,731,593
Value Equity	187,881	22,108	(47,574)	162,415	28,514	13,249	(6,599)	1,642,011
					$11,739,255	$17,471,310	$2,860,478	$505,213,866
Retirement Living through 2010
Absolute Return Currency	646,306	75,368	(197,399)	524,275	—	—	($63,992)	$4,870,513
Active Bond	2,748,023	543,822	(442,783)	2,849,062	$705,775	$33,373	(70,866)	28,804,021
Alpha Opportunities	114,991	17,689	(37,371)	95,309	7,996	144,945	(32,431)	1,016,948
Asia Pacific Total Return Bond	644,880	25,295	(156,417)	513,758	147,244	—	(153,516)	4,793,361
Blue Chip Growth	86,023	19,147	(31,485)	73,685	1,437	315,491	194,753	2,320,341
Capital Appreciation	148,981	37,389	(54,753)	131,617	1,562	304,090	117,124	2,129,560
Capital Appreciation Value	966,148	131,807	(95,122)	1,002,833	163,358	1,107,529	185,935	11,362,099
Core Bond	638,855	157,222	(179,371)	616,706	108,290	—	(17,652)	8,152,852
Core High Yield	280,702	13,882	(107,847)	186,737	126,610	—	(198,808)	1,732,923
Disciplined Value	76,788	7,745	(22,039)	62,494	18,401	41,135	46,724	1,103,018
Emerging Markets	251,145	4,885	(38,506)	217,524	41,042	—	110,907	1,866,359
Emerging Markets Debt	514,681	180,453	(137,918)	557,216	235,685	—	(204,234)	5,042,801
Emerging Markets Equity	145,736	13,142	—	158,878	1,210	—	—	1,348,872
Equity Income	176,300	20,735	(60,885)	136,150	46,634	241,482	98,992	2,433,000
Financial Industries	36,831	2,851	(13,410)	26,272	7,846	—	(12,815)	436,112
Floating Rate Income	3,021,711	250,995	(1,064,827)	2,207,879	918,412	—	(1,167,093)	18,479,944
Focused High Yield	—	111,351	(11,396)	99,955	4,355	—	305	330,851
Fundamental Global Franchise	186,979	26,774	(84,106)	129,647	19,363	197,844	189,517	1,678,923
Fundamental Large Cap Value	183,637	25,915	(59,268)	150,284	24,057	88,031	51,453	1,859,014
Global Absolute Return Strategies	797,409	159,165	(236,559)	720,015	516,851	—	(112,462)	7,351,354
Global Bond	562,855	44,497	(132,140)	475,212	4,071	—	10,727	5,944,896
Global Equity	256,397	81,303	(89,573)	248,127	65,392	—	(4,476)	2,620,217
Global Income	700,109	30,991	(178,296)	552,804	234,980	—	(207,090)	4,991,816
Global Real Estate (Deutsche)	183,970	3,854	(187,824)	—	—	—	869,987	—
Global Real Estate (Standard Life)	—	179,421	(59,397)	120,024	22,990	6,334	(7,494)	1,261,454
Global Shareholder Yield	454,505	38,337	(178,650)	314,192	103,116	196,990	146,253	3,330,436
Global Short Duration Credit	560,136	25,972	(117,127)	468,981	210,974	—	(168,703)	4,122,339
Health Sciences	21,690	38,672	(60,362)	—	245	192,371	(12,603)	—
High Yield	332,798	35,527	(119,853)	248,472	130,688	—	119,504	1,920,688
International Core	37,503	3,538	(10,671)	30,370	22,352	—	10,433	874,959
International Growth Opportunities	71,297	8,427	(26,100)	53,624	3,378	—	(57,058)	638,128
International Growth Stock	76,116	6,596	(23,469)	59,243	10,395	13,875	43,761	735,801
International Small Cap	159,608	7,681	(52,410)	114,879	23,804	—	9,248	2,014,982
International Small Company	292,885	13,319	(108,657)	197,547	36,651	—	68,496	2,014,982
International Value	133,981	13,691	(46,231)	101,441	34,128	—	65,851	1,409,022
International Value Equity	79,468	10,262	(21,249)	68,481	10,214	15,450	(3,838)	505,392
Mid Cap Stock	136,065	59,306	(56,154)	139,217	—	329,240	(89,706)	2,489,192
Mid Value	181,103	29,533	(97,586)	113,050	26,953	198,385	142,027	1,728,537
Natural Resources	264,607	2,628	—	267,235	24,939	—	—	2,864,756
Real Estate Equity	132,745	28,058	(56,833)	103,970	20,115	144,374	254,607	1,190,459
Real Return Bond	400,729	652,473	(109,922)	943,280	49,801	—	(74,800)	10,451,538
Redwood	256,426	25,830	(90,678)	191,578	—	185,699	2,336	1,931,105
Science & Technology	73,400	18,028	(41,251)	50,177	—	134,985	(63,054)	541,915
Short Duration Credit Opportunities	1,440,532	176,977	(240,273)	1,377,236	412,930	—	(156,245)	13,042,425

       26

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Small Cap Growth	55,092	22,375	(22,534)	54,933	—	67,365	(11,701)	407,053
Small Cap Value	27,460	1,974	(9,665)	19,769	2,304	19,714	(2,976)	387,866
Small Company Growth	19,119	10,107	(8,270)	20,956	—	47,003	(23,477)	368,404
Small Company Value	15,847	5,228	(6,305)	14,770	4,485	112,992	20,335	387,866
Spectrum Income	988,343	143,911	(156,686)	975,568	234,388	39,627	(21,240)	10,145,905
Strategic Equity Allocation	4,419,402	354,481	(1,308,244)	3,465,639	839,718	2,196,520	2,346,248	43,597,734
Strategic Growth	171,631	20,049	(56,212)	135,468	19,417	126,342	91,324	2,129,560
Strategic Income Opportunities	1,461,898	238,691	(251,707)	1,448,882	365,516	383,597	11,263	15,271,213
Total Return	1,512,107	344,635	(238,519)	1,618,223	596,320	137,488	(89,914)	21,862,186
U.S. Equity	562,939	102,436	(221,644)	443,731	121,516	839,979	65,954	4,530,489
U.S. High Yield Bond	260,397	40,337	(61,973)	238,761	132,154	—	(33,750)	2,564,298
Value	39,151	60,061	(26,838)	72,374	5,132	74,955	(51,661)	760,656
Value Equity	97,169	8,082	(28,576)	76,675	13,904	6,461	(4,217)	775,183
					$6,879,098	$7,943,666	$2,156,192	$276,926,318

For additional information on the portfolios' significant accounting policies, please refer to the portfolios' most recent semiannual or annual shareholder report.

       27

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	LCQ3	05/16
This report is for the information of the shareholders of John Hancock Retirement Living Portfolios.		7/16

John Hancock

Retirement Living II Portfolios

Quarterly portfolio holdings 5/31/16

Portfolio's investmentsRetirement Living II Portfolios

RETIREMENT LIVING THROUGH II 2060 PORTFOLIO

As of 5-31-16 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 61.9%
Equity - 61.9%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	9,972	$125,448
UNAFFILIATED INVESTMENT COMPANIES - 37.7%
Exchange-traded funds - 37.7%
Financial Select Sector SPDR Fund	196	4,647
iShares Edge MSCI Min Vol USA ETF	225	10,001
iShares iBoxx $ Investment Grade Corporate Bond ETF	13	1,552
iShares J.P. Morgan USD Emerging Markets Bond ETF	5	555
iShares TIPS Bond ETF	2	228
PowerShares Senior Loan Portfolio	71	1,638
SPDR Barclays High Yield Bond ETF	79	2,783
Vanguard Dividend Appreciation ETF	81	6,622
Vanguard Energy ETF	28	2,605
Vanguard FTSE Developed Markets ETF	115	4,210
Vanguard FTSE Emerging Markets ETF	184	6,217
Vanguard Health Care ETF	10	1,301
Vanguard Information Technology ETF	47	5,170
Vanguard Intermediate-Term Bond ETF	14	1,204
Vanguard Intermediate-Term Corporate Bond ETF	42	3,670
Vanguard Materials ETF	8	825
Vanguard Mid-Cap ETF	64	7,942
Vanguard REIT ETF	24	2,009
Vanguard S&P 500 ETF	39	7,510
Vanguard Short-Term Inflation-Protected Securities ETF (I)	6	294
Vanguard Small-Cap ETF	22	2,543
Vanguard Total Bond Market ETF	36	2,981
SHORT-TERM INVESTMENTS - 13.1%
Money market funds - 13.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.2421% (Y)	26,580	26,580
Total investments (Cost $225,797) - 112.7%		$228,535
Other assets and liabilities, net - (12.7%)		($25,735)
Total net assets - 100.0%		$202,800

RETIREMENT LIVING THROUGH II 2055 PORTFOLIO

As of 5-31-16 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 61.9%
Equity - 61.9%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	1,383,395	$17,403,106
UNAFFILIATED INVESTMENT COMPANIES - 38.0%
Exchange-traded funds - 38.0%
Financial Select Sector SPDR Fund	21,005	498,029
iShares Edge MSCI Min Vol USA ETF	31,267	1,389,818
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,943	231,975
iShares J.P. Morgan USD Emerging Markets Bond ETF	832	92,335
iShares TIPS Bond ETF	402	45,884
PowerShares Senior Loan Portfolio	8,494	195,957
SPDR Barclays High Yield Bond ETF	10,871	382,985
Vanguard Dividend Appreciation ETF	11,315	925,001
Vanguard Energy ETF	3,677	342,071
Vanguard FTSE Developed Markets ETF	17,599	644,299
Vanguard FTSE Emerging Markets ETF	26,550	897,125
Vanguard Health Care ETF	1,460	189,917
Vanguard Information Technology ETF	6,529	718,125
Vanguard Intermediate-Term Bond ETF	2,209	189,952
Vanguard Intermediate-Term Corporate Bond ETF	6,199	541,607
Vanguard Materials ETF	1,105	114,003
Vanguard Mid-Cap ETF	8,868	1,100,519
Vanguard REIT ETF	3,360	281,198
Vanguard S&P 500 ETF	5,481	1,055,476
Vanguard Short-Term Inflation-Protected Securities ETF (I)	938	45,971
Vanguard Small-Cap ETF	2,988	345,413
Vanguard Total Bond Market ETF	5,345	442,566
Total investments (Cost $28,319,963) - 99.9%		$28,073,332
Other assets and liabilities, net - 0.1%		$22,407
Total net assets - 100.0%		$28,095,739

2SEE NOTES TO PORTFOLIO'S INVESTMENTS

Retirement Living II Portfolios

RETIREMENT LIVING THROUGH II 2050 PORTFOLIO

As of 5-31-16 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 61.9%
Equity - 61.9%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	1,991,787	$25,056,681
UNAFFILIATED INVESTMENT COMPANIES - 38.0%
Exchange-traded funds - 38.0%
Financial Select Sector SPDR Fund	30,674	727,281
iShares Edge MSCI Min Vol USA ETF	45,065	2,003,139
iShares iBoxx $ Investment Grade Corporate Bond ETF	2,801	334,411
iShares J.P. Morgan USD Emerging Markets Bond ETF	1,200	133,176
iShares TIPS Bond ETF	591	67,457
PowerShares Senior Loan Portfolio	12,198	281,408
SPDR Barclays High Yield Bond ETF	15,676	552,265
Vanguard Dividend Appreciation ETF	16,308	1,333,179
Vanguard Energy ETF	4,228	393,331
Vanguard FTSE Developed Markets ETF	25,363	928,539
Vanguard FTSE Emerging Markets ETF	38,263	1,292,907
Vanguard Health Care ETF	2,105	273,818
Vanguard Information Technology ETF	9,397	1,033,576
Vanguard Intermediate-Term Bond ETF	3,180	273,448
Vanguard Intermediate-Term Corporate Bond ETF	8,918	779,166
Vanguard Materials ETF	1,270	131,026
Vanguard Mid-Cap ETF	12,781	1,586,122
Vanguard REIT ETF	4,843	405,311
Vanguard S&P 500 ETF	8,594	1,654,947
Vanguard Short-Term Inflation-Protected Securities ETF (I)	1,377	67,487
Vanguard Small-Cap ETF	4,289	495,808
Vanguard Total Bond Market ETF	7,693	636,980
Total investments (Cost $40,815,290) - 99.9%		$40,441,463
Other assets and liabilities, net - 0.1%		$25,811
Total net assets - 100.0%		$40,467,274

RETIREMENT LIVING THROUGH II 2045 PORTFOLIO

As of 5-31-16 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 62.2%
Equity - 62.2%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	3,168,814	$39,863,675
UNAFFILIATED INVESTMENT COMPANIES - 37.8%
Exchange-traded funds - 37.8%
Financial Select Sector SPDR Fund	49,949	1,184,291
iShares Edge MSCI Min Vol USA ETF	71,213	3,165,418
iShares iBoxx $ Investment Grade Corporate Bond ETF	4,231	505,139
iShares J.P. Morgan USD Emerging Markets Bond ETF	1,873	207,866
iShares TIPS Bond ETF	919	104,895
PowerShares Senior Loan Portfolio	19,167	442,183
SPDR Barclays High Yield Bond ETF	24,531	864,227
Vanguard Dividend Appreciation ETF	25,790	2,108,333
Vanguard Energy ETF	6,997	650,931
Vanguard FTSE Developed Markets ETF	38,269	1,401,028
Vanguard FTSE Emerging Markets ETF	61,291	2,071,023
Vanguard Health Care ETF	3,357	436,679
Vanguard Information Technology ETF	15,187	1,670,418
Vanguard Intermediate-Term Bond ETF	4,792	412,064
Vanguard Intermediate-Term Corporate Bond ETF	13,464	1,176,350
Vanguard Materials ETF	2,113	217,998
Vanguard Mid-Cap ETF	20,386	2,529,903
Vanguard REIT ETF	7,682	642,907
Vanguard S&P 500 ETF	13,475	2,594,881
Vanguard Short-Term Inflation-Protected Securities ETF (I)	2,144	105,077
Vanguard Small-Cap ETF	6,913	799,141
Vanguard Total Bond Market ETF	11,623	962,384
Total investments (Cost $65,112,922) - 100.0%		$64,116,811
Other assets and liabilities, net - 0.0%		$22,806
Total net assets - 100.0%		$64,139,617

SEE NOTES TO PORTFOLIO'S INVESTMENTS3

Retirement Living II Portfolios

RETIREMENT LIVING THROUGH II 2040 PORTFOLIO

As of 5-31-16 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 61.9%
Equity - 61.9%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	4,090,267	$51,455,563
UNAFFILIATED INVESTMENT COMPANIES - 38.1%
Exchange-traded funds - 38.1%
Financial Select Sector SPDR Fund	62,546	1,482,966
iShares Edge MSCI Min Vol USA ETF	92,622	4,117,048
iShares iBoxx $ Investment Grade Corporate Bond ETF	5,758	687,448
iShares J.P. Morgan USD Emerging Markets Bond ETF	2,466	273,677
iShares TIPS Bond ETF	1,216	138,794
PowerShares Senior Loan Portfolio	24,312	560,878
SPDR Barclays High Yield Bond ETF	32,214	1,134,899
Vanguard Dividend Appreciation ETF	33,517	2,740,015
Vanguard Energy ETF	9,024	839,503
Vanguard FTSE Developed Markets ETF	52,141	1,908,882
Vanguard FTSE Emerging Markets ETF	78,808	2,662,922
Vanguard Health Care ETF	4,327	562,856
Vanguard Information Technology ETF	19,444	2,138,646
Vanguard Intermediate-Term Bond ETF	6,536	562,031
Vanguard Intermediate-Term Corporate Bond ETF	18,330	1,601,492
Vanguard Materials ETF	2,713	279,900
Vanguard Mid-Cap ETF	26,270	3,260,107
Vanguard REIT ETF	9,954	833,050
Vanguard S&P 500 ETF	17,448	3,359,961
Vanguard Short-Term Inflation-Protected Securities ETF (I)	2,831	138,747
Vanguard Small-Cap ETF	8,855	1,023,637
Vanguard Total Bond Market ETF	15,813	1,309,316
Total investments (Cost $83,855,343) - 100.0%		$83,072,338
Other assets and liabilities, net - 0.0%		$18,695
Total net assets - 100.0%		$83,091,033

RETIREMENT LIVING THROUGH II 2035 PORTFOLIO

As of 5-31-16 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 59.2%
Equity - 59.2%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	5,038,106	$63,379,370
UNAFFILIATED INVESTMENT COMPANIES - 40.7%
Exchange-traded funds - 40.7%
Financial Select Sector SPDR Fund	76,140	1,805,279
iShares Edge MSCI Min Vol USA ETF	114,507	5,089,836
iShares iBoxx $ Investment Grade Corporate Bond ETF	10,864	1,297,053
iShares J.P. Morgan USD Emerging Markets Bond ETF	4,272	474,107
iShares TIPS Bond ETF	5,185	591,816
PowerShares Senior Loan Portfolio	35,986	830,197
SPDR Barclays High Yield Bond ETF	65,287	2,300,061
Vanguard Dividend Appreciation ETF	41,437	3,387,475
Vanguard Energy ETF	11,324	1,053,472
Vanguard FTSE Developed Markets ETF	60,503	2,215,015
Vanguard FTSE Emerging Markets ETF	94,849	3,204,948
Vanguard Health Care ETF	5,377	699,440
Vanguard Information Technology ETF	23,362	2,569,586
Vanguard Intermediate-Term Bond ETF	12,306	1,058,193
Vanguard Intermediate-Term Corporate Bond ETF	34,486	3,013,042
Vanguard Materials ETF	3,404	351,191
Vanguard Mid-Cap ETF	32,275	4,005,328
Vanguard REIT ETF	12,225	1,023,110
Vanguard S&P 500 ETF	22,604	4,352,852
Vanguard Short-Term Inflation-Protected Securities ETF (I)	12,079	591,992
Vanguard Small-Cap ETF	10,524	1,216,574
Vanguard Total Bond Market ETF	29,644	2,454,523
Total investments (Cost $107,979,590) - 99.9%		$106,964,460
Other assets and liabilities, net - 0.1%		$76,267
Total net assets - 100.0%		$107,040,727

4SEE NOTES TO PORTFOLIO'S INVESTMENTS

Retirement Living II Portfolios

RETIREMENT LIVING THROUGH II 2030 PORTFOLIO

As of 5-31-16 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 53.4%
Equity - 53.4%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	5,842,757	$73,501,887
UNAFFILIATED INVESTMENT COMPANIES - 46.6%
Exchange-traded funds - 46.6%
Financial Select Sector SPDR Fund	94,249	2,234,644
iShares Edge MSCI Min Vol USA ETF	135,499	6,022,931
iShares iBoxx $ Investment Grade Corporate Bond ETF	22,465	2,682,096
iShares J.P. Morgan USD Emerging Markets Bond ETF	11,388	1,263,840
iShares TIPS Bond ETF	10,638	1,214,221
PowerShares Senior Loan Portfolio	97,702	2,253,985
SPDR Barclays High Yield Bond ETF	168,085	5,921,635
Vanguard Dividend Appreciation ETF	49,071	4,011,554
Vanguard Energy ETF	12,614	1,173,480
Vanguard FTSE Developed Markets ETF	43,843	1,605,092
Vanguard FTSE Emerging Markets ETF	89,281	3,016,805
Vanguard Health Care ETF	6,399	832,382
Vanguard Information Technology ETF	28,011	3,080,930
Vanguard Intermediate-Term Bond ETF	25,534	2,195,669
Vanguard Intermediate-Term Corporate Bond ETF	71,613	6,256,828
Vanguard Materials ETF	3,802	392,252
Vanguard Mid-Cap ETF	36,291	4,503,713
Vanguard REIT ETF	15,319	1,282,047
Vanguard S&P 500 ETF	35,859	6,905,368
Vanguard Short-Term Inflation-Protected Securities ETF (I)	24,774	1,214,174
Vanguard Small-Cap ETF	8,299	959,364
Vanguard Total Bond Market ETF	61,770	5,114,556
Total investments (Cost $139,181,837) - 100.0%		$137,639,453
Other assets and liabilities, net - 0.0%		$36,216
Total net assets - 100.0%		$137,675,669

RETIREMENT LIVING THROUGH II 2025 PORTFOLIO

As of 5-31-16 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 46.0%
Equity - 46.0%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	5,386,129	$67,757,507
UNAFFILIATED INVESTMENT COMPANIES - 53.9%
Exchange-traded funds - 53.9%
Financial Select Sector SPDR Fund	97,581	2,313,646
iShares Edge MSCI Min Vol USA ETF	165,772	7,368,565
iShares iBoxx $ Investment Grade Corporate Bond ETF	36,855	4,400,118
iShares J.P. Morgan USD Emerging Markets Bond ETF	16,047	1,780,896
iShares TIPS Bond ETF	15,145	1,728,650
PowerShares Senior Loan Portfolio	190,036	4,384,131
SPDR Barclays High Yield Bond ETF	279,088	9,832,270
Vanguard Dividend Appreciation ETF	60,036	4,907,943
Vanguard Energy ETF	12,921	1,202,041
Vanguard FTSE Developed Markets ETF	29,133	1,066,559
Vanguard FTSE Emerging Markets ETF	63,356	2,140,799
Vanguard Health Care ETF	5,919	769,944
Vanguard Information Technology ETF	25,204	2,772,188
Vanguard Intermediate-Term Bond ETF	41,900	3,602,981
Vanguard Intermediate-Term Corporate Bond ETF	117,566	10,271,741
Vanguard Materials ETF	3,865	398,752
Vanguard Mid-Cap ETF	31,393	3,895,872
Vanguard REIT ETF	17,814	1,490,854
Vanguard S&P 500 ETF	22,416	4,316,649
Vanguard Short-Term Inflation-Protected Securities ETF (I)	35,293	1,729,710
Vanguard Small-Cap ETF	5,906	682,734
Vanguard Total Bond Market ETF	101,363	8,392,856
Total investments (Cost $148,307,859) - 99.9%		$147,207,406
Other assets and liabilities, net - 0.1%		$127,176
Total net assets - 100.0%		$147,334,582

SEE NOTES TO PORTFOLIO'S INVESTMENTS5

Retirement Living II Portfolios

RETIREMENT LIVING THROUGH II 2020 PORTFOLIO

As of 5-31-16 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 37.9%
Equity - 37.9%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	3,378,238	$42,498,234
UNAFFILIATED INVESTMENT COMPANIES - 62.2%
Exchange-traded funds - 62.2%
Financial Select Sector SPDR Fund	59,890	1,419,992
iShares Edge MSCI Min Vol USA ETF	120,564	5,359,070
iShares iBoxx $ Investment Grade Corporate Bond ETF	40,005	4,776,197
iShares J.P. Morgan USD Emerging Markets Bond ETF	14,150	1,570,367
iShares TIPS Bond ETF	14,363	1,639,393
PowerShares Senior Loan Portfolio	206,583	4,765,870
SPDR Barclays High Yield Bond ETF	293,361	10,335,108
Vanguard Dividend Appreciation ETF	43,662	3,569,369
Vanguard Energy ETF	9,755	907,508
Vanguard FTSE Developed Markets ETF	19,876	727,660
Vanguard FTSE Emerging Markets ETF	27,834	940,511
Vanguard Health Care ETF	3,777	491,312
Vanguard Information Technology ETF	17,548	1,930,105
Vanguard Intermediate-Term Bond ETF	45,477	3,910,567
Vanguard Intermediate-Term Corporate Bond ETF	127,542	11,143,345
Vanguard Materials ETF	2,934	302,701
Vanguard Mid-Cap ETF	17,741	2,201,657
Vanguard REIT ETF	15,147	1,267,652
Vanguard S&P 500 ETF	6,550	1,261,334
Vanguard Short-Term Inflation-Protected Securities ETF (I)	33,436	1,638,698
Vanguard Small-Cap ETF	3,632	419,859
Vanguard Total Bond Market ETF	110,013	9,109,076
Total investments (Cost $112,783,664) - 100.1%		$112,185,585
Other assets and liabilities, net - (0.1%)		($146,858)
Total net assets - 100.0%		$112,038,727

RETIREMENT LIVING THROUGH II 2015 PORTFOLIO

As of 5-31-16 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 30.6%
Equity - 30.6%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	987,728	$12,425,621
UNAFFILIATED INVESTMENT COMPANIES - 69.3%
Exchange-traded funds - 69.3%
Financial Select Sector SPDR Fund	10,238	242,743
iShares Edge MSCI Min Vol USA ETF	46,148	2,051,279
iShares iBoxx $ Investment Grade Corporate Bond ETF	18,821	2,247,039
iShares J.P. Morgan USD Emerging Markets Bond ETF	6,072	673,871
iShares TIPS Bond ETF	6,121	698,651
PowerShares Senior Loan Portfolio	96,423	2,224,479
SPDR Barclays High Yield Bond ETF	116,129	4,091,225
Vanguard Dividend Appreciation ETF	16,701	1,365,307
Vanguard Energy ETF	2,901	269,880
Vanguard FTSE Developed Markets ETF	4,306	157,643
Vanguard FTSE Emerging Markets ETF	7,093	239,672
Vanguard Health Care ETF	669	87,024
Vanguard Information Technology ETF	3,118	342,949
Vanguard Intermediate-Term Bond ETF	21,394	1,839,670
Vanguard Intermediate-Term Corporate Bond ETF	60,051	5,246,656
Vanguard Materials ETF	873	90,067
Vanguard Mid-Cap ETF	4,993	619,630
Vanguard REIT ETF	4,806	402,214
Vanguard S&P 500 ETF	596	114,772
Vanguard Short-Term Inflation-Protected Securities ETF (I)	14,249	698,343
Vanguard Small-Cap ETF	815	94,214
Vanguard Total Bond Market ETF	51,758	4,285,562
Total investments (Cost $40,236,974) - 99.9%		$40,508,511
Other assets and liabilities, net - 0.1%		$22,863
Total net assets - 100.0%		$40,531,374

6SEE NOTES TO PORTFOLIO'S INVESTMENTS

Retirement Living II Portfolios

RETIREMENT LIVING THROUGH II 2010 PORTFOLIO

As of 5-31-16 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 25.6%
Equity - 25.6%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	598,111	$7,524,230
UNAFFILIATED INVESTMENT COMPANIES - 74.3%
Exchange-traded funds - 74.3%
Financial Select Sector SPDR Fund	1,776	42,109
iShares Edge MSCI Min Vol USA ETF	31,059	1,380,573
iShares iBoxx $ Investment Grade Corporate Bond ETF	15,863	1,893,884
iShares J.P. Morgan USD Emerging Markets Bond ETF	4,867	540,140
iShares TIPS Bond ETF	4,898	559,058
PowerShares Senior Loan Portfolio	78,814	1,818,239
SPDR Barclays High Yield Bond ETF	88,660	3,123,492
Vanguard Dividend Appreciation ETF	11,240	918,870
Vanguard Energy ETF	1,787	166,245
Vanguard FTSE Developed Markets ETF	2,017	73,842
Vanguard FTSE Emerging Markets ETF	3,660	123,671
Vanguard Information Technology ETF	524	57,635
Vanguard Intermediate-Term Bond ETF	18,028	1,550,228
Vanguard Intermediate-Term Corporate Bond ETF	50,587	4,419,786
Vanguard Materials ETF	538	55,505
Vanguard Mid-Cap ETF	2,926	363,116
Vanguard REIT ETF	3,170	265,297
Vanguard S&P 500 ETF	1,154	222,226
Vanguard Short-Term Inflation-Protected Securities ETF (I)	11,406	559,008
Vanguard Small-Cap ETF	289	33,408
Vanguard Total Bond Market ETF	43,594	3,609,583
Total investments (Cost $28,955,675) - 99.9%		$29,300,145
Other assets and liabilities, net - 0.1%		$19,116
Total net assets - 100.0%		$29,319,261

Percentages are based upon net assets.
Key to Security Abbreviations and Legend
ETF	Exchange-Traded Fund
FTSE	Financial Times and Stock Exchange
JHAM	John Hancock Asset Management
REIT	Real Estate Investment Trust
SPDR	Standard & Poor's Depositary Receipts
TIPS	Treasury Inflation Protected Security
(A)	The subadvisor is an affiliate of the advisor.
(G)	The portfolio's subadvisor is shown parenthetically.
(I)	Non-income producing.
(Y)	The rate shown is the annualized seven-day yield as of 5-31-16.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

SEE NOTES TO PORTFOLIO'S INVESTMENTS7

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Investments by the portfolios in underlying affiliated funds and/or other open-end management investment companies other than exchange-traded funds are valued at their respective net asset values each business day. Exchange-traded funds held by the portfolios are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of May 31, 2016, all investments are categorized as Level 1 under the hierarchy described above.

Cost of investment securities for federal income tax purposes. The costs of investments owned on May 31, 2016, including short-term investments, for federal income tax purposes, were as follows:

Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Retirement Living through II 2060 Portfolio	$225,797	$2,910	($172)	$2,738
Retirement Living through II 2055 Portfolio	28,334,575	287,829	(549,072)	(261,243)
Retirement Living through II 2050 Portfolio	40,828,921	430,478	(817,936)	(387,458)
Retirement Living through II 2045 Portfolio	65,173,970	595,298	(1,652,457)	(1,057,159)
Retirement Living through II 2040 Portfolio	83,931,194	864,465	(1,723,321)	(858,856)
Retirement Living through II 2035 Portfolio	108,099,653	1,205,687	(2,340,880)	(1,135,193)
Retirement Living through II 2030 Portfolio	139,396,264	1,398,617	(3,155,428)	(1,756,811)
Retirement Living through II 2025 Portfolio	148,548,512	1,805,175	(3,146,281)	(1,341,106)
Retirement Living through II 2020 Portfolio	112,959,346	1,402,207	(2,175,968)	(773,761)
Retirement Living through II 2015 Portfolio	40,427,868	434,313	(353,670)	80,643
Retirement Living through II 2010 Portfolio	29,131,603	277,737	(109,195)	168,542

Investments in affiliated underlying funds. Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios from their investments in affiliated underlying funds is as follows:

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Retirement Living through II 2060 Portfolio
Strategic Equity Allocation	—	9,972	—	9,972	—	—	—	$125,448
Retirement Living through II 2055 Portfolio
Strategic Equity Allocation	535,914	872,405	(24,924)	1,383,395	$187,575	$490,657	($27,713)	$17,403,106
Retirement Living through II 2050 Portfolio
Strategic Equity Allocation	852,904	1,186,662	(47,779)	1,991,787	$271,815	$711,011	($98,893)	$25,056,681
Retirement Living through II 2045 Portfolio
Strategic Equity Allocation	1,506,183	1,717,966	(55,335)	3,168,814	$447,288	$1,170,011	($93,434)	$39,863,675
Retirement Living through II 2040 Portfolio
Strategic Equity Allocation	1,802,003	2,380,918	(92,654)	4,090,267	$538,416	$1,408,383	($155,487)	$51,455,563

       8

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Retirement Living through II 2035 Portfolio
Strategic Equity Allocation	2,446,943	2,721,591	(130,428)	5,038,106	$741,607	$1,939,887	($292,581)	$63,379,370
Retirement Living through II 2030 Portfolio
Strategic Equity Allocation	2,872,726	3,017,830	(47,799)	5,842,757	$816,563	$2,135,958	($87,257)	$73,501,887
Retirement Living through II 2025 Portfolio
Strategic Equity Allocation	3,011,953	2,589,877	(215,701)	5,386,129	$853,381	$2,232,265	($340,326)	$67,757,507
Retirement Living through II 2020 Portfolio
Strategic Equity Allocation	1,956,715	1,711,774	(290,251)	3,378,238	$546,420	$1,429,320	($441,194)	$42,498,234
Retirement Living through II 2015 Portfolio
Strategic Equity Allocation	547,262	609,902	(169,436)	987,728	$162,858	$426,003	($235,283)	$12,425,621
Retirement Living through II 2010 Portfolio
Strategic Equity Allocation	292,772	497,395	(192,056)	598,111	$99,087	$259,190	($208,323)	$7,524,230

For additional information on the portfolios' significant accounting policies, please refer to the portfolios' most recent semiannual or annual shareholder report.

       9

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	RL2Q3	05/16
This report is for the information of the shareholders of John Hancock Retirement Living II Portfolios.		7/16

John Hancock

Retirement Choices Portfolios

Quarterly portfolio holdings 5/31/16

Portfolio's investmentsRetirement Choices Portfolios

RETIREMENT CHOICES AT 2060 PORTFOLIO

As of 5-31-16 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 71.6%
EQUITY - 70.7%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	28,477	$358,240
FIXED INCOME - 0.9%
Short Term Government Income, Class NAV (JHAM) (A)(1)	453	4,370
UNAFFILIATED INVESTMENT COMPANIES - 28.4%
EXCHANGE-TRADED FUNDS - 28.4%
Financial Select Sector SPDR Fund	159	3,770
iShares Edge MSCI Min Vol USA ETF	289	12,846
iShares iBoxx $ Investment Grade Corporate Bond ETF	21	2,507
PowerShares Senior Loan Portfolio	442	10,197
SPDR Barclays High Yield Bond ETF	805	28,360
Vanguard Dividend Appreciation ETF	104	8,502
Vanguard Energy ETF	36	3,349
Vanguard FTSE Emerging Markets ETF	376	12,705
Vanguard Health Care ETF	34	4,423
Vanguard Information Technology ETF	66	7,259
Vanguard Intermediate-Term Corporate Bond ETF	124	10,834
Vanguard Materials ETF	10	1,032
Vanguard REIT ETF	38	3,180
Vanguard Total Bond Market ETF	422	34,942
SHORT-TERM INVESTMENTS - 5.7%
MONEY MARKET FUNDS - 5.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.2421% (Y)	29,132	29,132
Total investments (Cost $529,312) - 105.7%		$535,648
Other assets and liabilities, net - (5.7%)		(28,903)
TOTAL NET ASSETS - 100.0%		$506,745

RETIREMENT CHOICES AT 2055 PORTFOLIO

As of 5-31-16 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 71.7%
EQUITY - 70.8%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	7,276,837	$91,542,615
FIXED INCOME - 0.9%
Short Term Government Income, Class NAV (JHAM) (A)(1)	117,486	1,132,569
UNAFFILIATED INVESTMENT COMPANIES - 28.3%
EXCHANGE-TRADED FUNDS - 28.3%
Financial Select Sector SPDR Fund	32,081	760,641
iShares Edge MSCI Min Vol USA ETF	74,027	3,290,500
iShares iBoxx $ Investment Grade Corporate Bond ETF	5,418	646,855
PowerShares Senior Loan Portfolio	112,063	2,585,293
SPDR Barclays High Yield Bond ETF	201,403	7,095,428
Vanguard Dividend Appreciation ETF	26,789	2,190,001
Vanguard Energy ETF	8,865	824,711
Vanguard FTSE Emerging Markets ETF	97,698	3,301,215
Vanguard Health Care ETF	8,513	1,107,371
Vanguard Information Technology ETF	16,745	1,841,783
Vanguard Intermediate-Term Corporate Bond ETF	31,855	2,783,171
Vanguard Materials ETF	2,665	274,948
Vanguard REIT ETF	9,722	813,634
Vanguard Total Bond Market ETF	108,890	9,016,092
SHORT-TERM INVESTMENTS - 0.5%
MONEY MARKET FUNDS - 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.2421% (Y)	673,951	673,951
Total investments (Cost $132,417,510) - 100.5%		$129,880,778
Other assets and liabilities, net - (0.5%)		(609,577)
TOTAL NET ASSETS - 100.0%		$129,271,201

2SEE NOTES TO PORTFOLIO'S INVESTMENTS

Retirement Choices Portfolios

RETIREMENT CHOICES AT 2050 PORTFOLIO

As of 5-31-16 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 71.6%
EQUITY - 70.7%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	27,735,072	$348,907,206
FIXED INCOME - 0.9%
Short Term Government Income, Class NAV (JHAM) (A)(1)	448,044	4,319,147
UNAFFILIATED INVESTMENT COMPANIES - 28.4%
EXCHANGE-TRADED FUNDS - 28.4%
Financial Select Sector SPDR Fund	148,780	3,527,574
iShares Edge MSCI Min Vol USA ETF	282,630	12,562,904
iShares iBoxx $ Investment Grade Corporate Bond ETF	20,687	2,469,821
PowerShares Senior Loan Portfolio	427,853	9,870,569
SPDR Barclays High Yield Bond ETF	768,949	27,090,073
Vanguard Dividend Appreciation ETF	102,279	8,361,308
Vanguard Energy ETF	33,919	3,155,485
Vanguard FTSE Emerging Markets ETF	374,948	12,669,493
Vanguard Health Care ETF	32,748	4,259,860
Vanguard Information Technology ETF	65,184	7,169,588
Vanguard Intermediate-Term Corporate Bond ETF	121,622	10,626,114
Vanguard Materials ETF	10,210	1,053,366
Vanguard REIT ETF	37,141	3,108,330
Vanguard Total Bond Market ETF	415,737	34,423,024
SHORT-TERM INVESTMENTS - 0.2%
MONEY MARKET FUNDS - 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.2421% (Y)	1,067,536	1,067,536
Total investments (Cost $473,529,723) - 100.2%		$494,641,398
Other assets and liabilities, net - (0.2%)		(1,008,906)
TOTAL NET ASSETS - 100.0%		$493,632,492

RETIREMENT CHOICES AT 2045 PORTFOLIO

As of 5-31-16 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 71.3%
EQUITY - 70.7%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	36,027,269	$453,223,040
FIXED INCOME - 0.6%
Short Term Government Income, Class NAV (JHAM) (A)(1)	436,310	4,206,030
UNAFFILIATED INVESTMENT COMPANIES - 28.7%
EXCHANGE-TRADED FUNDS - 28.7%
Financial Select Sector SPDR Fund	193,119	4,578,851
iShares Edge MSCI Min Vol USA ETF	367,152	16,319,906
iShares iBoxx $ Investment Grade Corporate Bond ETF	40,357	4,818,222
PowerShares Senior Loan Portfolio	555,486	12,815,062
SPDR Barclays High Yield Bond ETF	998,336	35,171,377
SPDR Barclays Short Term Corporate Bond ETF	104,572	3,203,040
Vanguard Dividend Appreciation ETF	132,790	10,855,583
Vanguard Energy ETF	44,200	4,111,926
Vanguard FTSE Emerging Markets ETF	485,240	16,396,260
Vanguard Health Care ETF	42,571	5,537,636
Vanguard Information Technology ETF	85,133	9,363,779
Vanguard Intermediate-Term Bond ETF	48,986	4,212,306
Vanguard Intermediate-Term Corporate Bond ETF	150,558	13,154,254
Vanguard Materials ETF	13,253	1,367,312
Vanguard REIT ETF	48,397	4,050,345
Vanguard Total Bond Market ETF	455,498	37,715,234
SHORT-TERM INVESTMENTS - 0.2%
MONEY MARKET FUNDS - 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.2421% (Y)	1,426,834	1,426,834
Total investments (Cost $601,390,135) - 100.2%		$642,526,997
Other assets and liabilities, net - (0.2%)		(1,331,396)
TOTAL NET ASSETS - 100.0%		$641,195,601

SEE NOTES TO PORTFOLIO'S INVESTMENTS3

Retirement Choices Portfolios

RETIREMENT CHOICES AT 2040 PORTFOLIO

As of 5-31-16 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 69.1%
EQUITY - 68.5%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	45,858,681	$576,902,212
FIXED INCOME - 0.6%
Short Term Government Income, Class NAV (JHAM) (A)(1)	514,409	4,958,907
UNAFFILIATED INVESTMENT COMPANIES - 30.8%
EXCHANGE-TRADED FUNDS - 30.8%
Financial Select Sector SPDR Fund	248,752	5,897,911
iShares Edge MSCI Min Vol USA ETF	469,776	20,881,543
iShares iBoxx $ Investment Grade Corporate Bond ETF	59,802	7,139,761
PowerShares Senior Loan Portfolio	725,544	16,738,300
SPDR Barclays High Yield Bond ETF	1,116,007	39,316,927
SPDR Barclays Short Term Corporate Bond ETF	370,372	11,344,494
Vanguard Dividend Appreciation ETF	170,007	13,898,072
Vanguard Energy ETF	56,346	5,241,868
Vanguard FTSE Emerging Markets ETF	662,906	22,399,594
Vanguard Health Care ETF	54,823	7,131,376
Vanguard Information Technology ETF	108,707	11,956,683
Vanguard Intermediate-Term Bond ETF	191,115	16,433,979
Vanguard Intermediate-Term Corporate Bond ETF	197,658	17,269,379
Vanguard Materials ETF	17,085	1,762,659
Vanguard REIT ETF	61,844	5,175,724
Vanguard Total Bond Market ETF	683,042	56,555,878
SHORT-TERM INVESTMENTS - 0.2%
MONEY MARKET FUNDS - 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.2421% (Y)	1,840,976	1,840,976
Total investments (Cost $786,799,574) - 100.1%		$842,846,243
Other assets and liabilities, net - (0.1%)		(1,050,997)
TOTAL NET ASSETS - 100.0%		$841,795,246

RETIREMENT CHOICES AT 2035 PORTFOLIO

As of 5-31-16 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 64.8%
EQUITY - 63.7%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	57,584,385	$724,411,562
FIXED INCOME - 1.1%
Short Term Government Income, Class NAV (JHAM) (A)(1)	1,286,921	12,405,922
UNAFFILIATED INVESTMENT COMPANIES - 35.3%
EXCHANGE-TRADED FUNDS - 35.3%
Financial Select Sector SPDR Fund	308,701	7,319,301
iShares Edge MSCI Min Vol USA ETF	578,337	25,707,080
iShares iBoxx $ Investment Grade Corporate Bond ETF	99,938	11,931,598
PowerShares Senior Loan Portfolio	982,623	22,669,113
SPDR Barclays High Yield Bond ETF	1,347,755	47,481,409
SPDR Barclays Short Term Corporate Bond ETF	1,185,561	36,313,733
Vanguard Dividend Appreciation ETF	209,582	17,133,329
Vanguard Energy ETF	69,966	6,508,937
Vanguard FTSE Emerging Markets ETF	834,800	28,207,892
Vanguard Health Care ETF	67,204	8,741,896
Vanguard Information Technology ETF	133,100	14,639,669
Vanguard Intermediate-Term Bond ETF	339,337	29,179,589
Vanguard Intermediate-Term Corporate Bond ETF	538,435	47,043,064
Vanguard Materials ETF	20,929	2,159,245
Vanguard REIT ETF	76,504	6,402,620
Vanguard Short-Term Corporate Bond ETF	39,142	3,131,360
Vanguard Total Bond Market ETF	1,054,678	87,327,338
SHORT-TERM INVESTMENTS - 0.2%
MONEY MARKET FUNDS - 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.2421% (Y)	2,618,130	2,618,130
Total investments (Cost $1,061,382,237) - 100.3%		$1,141,332,787
Other assets and liabilities, net - (0.3%)		(3,109,763)
TOTAL NET ASSETS - 100.0%		$1,138,223,024

4SEE NOTES TO PORTFOLIO'S INVESTMENTS

Retirement Choices Portfolios

RETIREMENT CHOICES AT 2030 PORTFOLIO

As of 5-31-16 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 55.3%
EQUITY - 54.2%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	59,501,016	$748,522,781
FIXED INCOME - 1.1%
Short Term Government Income, Class NAV (JHAM) (A)(1)	1,549,340	14,935,634
UNAFFILIATED INVESTMENT COMPANIES - 44.7%
EXCHANGE-TRADED FUNDS - 44.7%
Financial Select Sector SPDR Fund	313,415	7,431,070
iShares Edge MSCI Min Vol USA ETF	663,522	29,493,553
iShares iBoxx $ Investment Grade Corporate Bond ETF	196,815	23,497,743
PowerShares Senior Loan Portfolio	1,187,392	27,393,133
SPDR Barclays High Yield Bond ETF	1,442,359	50,814,308
SPDR Barclays Short Term Corporate Bond ETF	1,204,831	36,903,974
Vanguard Dividend Appreciation ETF	240,452	19,656,951
Vanguard Energy ETF	70,483	6,557,033
Vanguard FTSE Emerging Markets ETF	1,047,184	35,384,347
Vanguard Health Care ETF	68,234	8,875,879
Vanguard Information Technology ETF	134,528	14,796,735
Vanguard Intermediate-Term Bond ETF	677,853	58,288,579
Vanguard Intermediate-Term Corporate Bond ETF	833,788	72,848,059
Vanguard Materials ETF	21,254	2,192,775
Vanguard REIT ETF	77,544	6,489,657
Vanguard Short-Term Bond ETF	515,888	41,451,601
Vanguard Short-Term Corporate Bond ETF	461,461	36,916,880
Vanguard Total Bond Market ETF	1,667,474	138,066,847
SHORT-TERM INVESTMENTS - 0.3%
MONEY MARKET FUNDS - 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.2421% (Y)	3,565,746	3,565,746
Total investments (Cost $1,289,652,031) - 100.3%		$1,384,083,285
Other assets and liabilities, net - (0.3%)		(3,396,317)
TOTAL NET ASSETS - 100.0%		$1,380,686,968

RETIREMENT CHOICES AT 2025 PORTFOLIO

As of 5-31-16 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 40.0%
EQUITY - 38.2%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	44,795,368	$563,525,734
FIXED INCOME - 1.8%
Short Term Government Income, Class NAV (JHAM) (A)(1)	2,695,439	25,984,033
UNAFFILIATED INVESTMENT COMPANIES - 60.1%
EXCHANGE-TRADED FUNDS - 60.1%
Financial Select Sector SPDR Fund	248,911	5,901,680
iShares Edge MSCI Min Vol USA ETF	611,431	27,178,108
iShares iBoxx $ Investment Grade Corporate Bond ETF	284,403	33,954,874
PowerShares Senior Loan Portfolio	1,269,211	29,280,698
SPDR Barclays High Yield Bond ETF	1,338,203	47,144,892
SPDR Barclays Short Term Corporate Bond ETF	2,111,914	64,687,926
Vanguard Dividend Appreciation ETF	221,569	18,113,266
Vanguard Energy ETF	56,121	5,220,937
Vanguard FTSE Emerging Markets ETF	799,099	27,001,555
Vanguard Health Care ETF	54,380	7,073,750
Vanguard Information Technology ETF	106,514	11,715,475
Vanguard Intermediate-Term Bond ETF	806,847	69,380,774
Vanguard Intermediate-Term Corporate Bond ETF	1,629,173	142,340,845
Vanguard Materials ETF	16,850	1,738,415
Vanguard REIT ETF	61,960	5,185,432
Vanguard Short-Term Bond ETF	1,204,003	96,741,641
Vanguard Short-Term Corporate Bond ETF	808,883	64,710,640
Vanguard Total Bond Market ETF	2,764,479	228,898,861
SHORT-TERM INVESTMENTS - 0.1%
MONEY MARKET FUNDS - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.2421% (Y)	2,199,928	2,199,928
Total investments (Cost $1,385,054,295) - 100.2%		$1,477,979,464
Other assets and liabilities, net - (0.2%)		(2,562,303)
TOTAL NET ASSETS - 100.0%		$1,475,417,161

SEE NOTES TO PORTFOLIO'S INVESTMENTS5

Retirement Choices Portfolios

RETIREMENT CHOICES AT 2020 PORTFOLIO

As of 5-31-16 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 23.5%
EQUITY - 21.8%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	17,043,153	$214,402,860
FIXED INCOME - 1.7%
Short Term Government Income, Class NAV (JHAM) (A)(1)	1,719,979	16,580,597
UNAFFILIATED INVESTMENT COMPANIES - 76.3%
EXCHANGE-TRADED FUNDS - 76.3%
Financial Select Sector SPDR Fund	86,770	2,057,317
iShares Edge MSCI Min Vol USA ETF	281,499	12,512,631
iShares iBoxx $ Investment Grade Corporate Bond ETF	239,349	28,575,877
iShares TIPS Bond ETF	48,181	5,499,379
PowerShares Senior Loan Portfolio	844,039	19,471,980
SPDR Barclays High Yield Bond ETF	832,567	29,331,333
SPDR Barclays Short Term Corporate Bond ETF	2,273,741	69,644,687
Vanguard Dividend Appreciation ETF	102,011	8,339,399
Vanguard Energy ETF	19,625	1,825,714
Vanguard FTSE Emerging Markets ETF	307,119	10,377,551
Vanguard Health Care ETF	18,975	2,468,268
Vanguard Information Technology ETF	37,462	4,120,445
Vanguard Intermediate-Term Bond ETF	770,247	66,233,540
Vanguard Intermediate-Term Corporate Bond ETF	1,174,924	102,653,110
Vanguard Materials ETF	5,881	606,743
Vanguard REIT ETF	21,579	1,805,947
Vanguard Short-Term Bond ETF	1,161,035	93,289,162
Vanguard Short-Term Corporate Bond ETF	1,006,606	80,528,480
Vanguard Short-Term Inflation-Protected Securities ETF (I)	112,178	5,497,844
Vanguard Total Bond Market ETF	2,479,637	205,313,944
SHORT-TERM INVESTMENTS - 0.2%
MONEY MARKET FUNDS - 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.2421% (Y)	1,629,328	1,629,328
Total investments (Cost $937,051,755) - 100.0%		$982,766,136
Other assets and liabilities, net - 0.0%		(32,456)
TOTAL NET ASSETS - 100.0%		$982,733,680

RETIREMENT CHOICES INCOME PORTFOLIO

As of 5-31-16 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 7.5%
EQUITY - 5.5%
Strategic Equity Allocation, Class NAV (JHAM) (A)(1)	2,784,350	$35,027,121
FIXED INCOME - 2.0%
Short Term Government Income, Class NAV (JHAM) (A)(1)	1,311,753	12,645,303
UNAFFILIATED INVESTMENT COMPANIES - 92.5%
EXCHANGE-TRADED FUNDS - 92.5%
Financial Select Sector SPDR Fund	40,013	948,708
iShares Edge MSCI Min Vol USA ETF	571,177	25,388,818
iShares iBoxx $ Investment Grade Corporate Bond ETF	132,674	15,839,949
iShares TIPS Bond ETF	69,101	7,887,188
PowerShares Senior Loan Portfolio	547,012	12,619,567
SPDR Barclays High Yield Bond ETF	539,335	19,000,770
SPDR Barclays Short Term Corporate Bond ETF	3,408,107	104,390,317
Vanguard Dividend Appreciation ETF	135,647	11,089,142
Vanguard Energy ETF	6,429	598,090
Vanguard FTSE Emerging Markets ETF	39,597	1,337,983
Vanguard Health Care ETF	4,649	604,742
Vanguard Information Technology ETF	9,263	1,018,837
Vanguard Intermediate-Term Corporate Bond ETF	217,433	18,997,121
Vanguard Short-Term Bond ETF	1,337,621	107,477,847
Vanguard Short-Term Corporate Bond ETF	1,303,315	104,265,200
Vanguard Short-Term Inflation-Protected Securities ETF (I)	161,145	7,897,716
Vanguard Total Bond Market ETF	1,757,688	145,536,570
SHORT-TERM INVESTMENTS - 0.1%
MONEY MARKET FUNDS - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.2421% (Y)	521,709	521,709
Total investments (Cost $618,790,933) - 100.1%		$633,092,698
Other assets and liabilities, net - (0.1%)		(973,331)
TOTAL NET ASSETS - 100.0%		$632,119,367
Percentages are based upon net assets.

ETF	Exchange-Traded Fund
JHAM	John Hancock Asset Management
TIPS	Treasury Inflation Protected Security
(A)	The subadvisor is an affiliate of the advisor.
(G)	The portfolio's subadvisor is shown parenthetically.
(I)	Non-income producing.
(Y)	The rate shown is the annualized seven-day yield as of 5-31-16.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

6SEE NOTES TO PORTFOLIO'S INVESTMENTS

Notes to Portfolios' Investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and/or other open-end management investment companies are valued at their respective net asset values each business day. Exchange-traded funds held by the portfolios are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of May 31, 2016, all investments are categorized as Level 1 under the hierarchy described above.

Cost of investment securities for federal income tax purposes. The tax cost of investments owned on May 31, 2016, for federal income tax purposes, was as follows:

Portfolio	Aggregate cost	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
Retirement Choices at 2060 Portfolio	$529,312	$6,680	($344)	$6,336
Retirement Choices at 2055 Portfolio	132,534,026	618,901	(3,272,149)	(2,653,248)
Retirement Choices at 2050 Portfolio	473,869,532	26,392,499	(5,620,633)	20,771,866
Retirement Choices at 2045 Portfolio	602,213,826	47,642,837	(7,329,666)	40,313,171
Retirement Choices at 2040 Portfolio	787,750,728	64,468,914	(9,373,399)	55,095,515
Retirement Choices at 2035 Portfolio	1,062,917,265	90,549,413	(12,133,891)	78,415,522
Retirement Choices at 2030 Portfolio	1,291,385,067	106,357,952	(13,659,734)	92,698,218
Retirement Choices at 2025 Portfolio	1,386,978,597	103,790,946	(12,790,079)	91,000,867
Retirement Choices at 2020 Portfolio	939,320,119	50,512,484	(7,066,467)	43,446,017
Retirement Choices Income Portfolio	621,059,432	14,720,600	(2,687,334)	12,033,266

Investments in affiliated underlying funds. Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios from their investments in affiliated underlying funds is as follows:

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Retirement Choices at 2060
Short Term Government Income	—	453	—	453	—	—	—	$4,370
Strategic Equity Allocation	—	28,477	—	28,477	—	—	—	358,240
					—	—	—	$362,610
Retirement Choices at 2055
Short Term Government Income	56,898	64,769	(4,181)	117,486	$9,138	—	($692)	$1,132,569
Strategic Equity Allocation	3,424,799	3,891,124	(39,086)	7,276,837	962,703	$2,518,229	(31,703)	91,542,615
					$971,841	$2,518,229	($32,395)	$92,675,184
Retirement Choices at 2050
Short Term Government Income	396,705	85,956	(34,617)	448,044	$50,583	—	($13,656)	$4,319,147
Strategic Equity Allocation	22,450,635	5,361,918	(77,481)	27,735,072	5,079,569	$13,287,087	(73,251)	348,907,206
					$5,130,152	$13,287,087	($86,907)	$353,226,353

       7

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Ending value
Retirement Choices at 2045
Short Term Government Income	392,241	83,071	(39,002)	436,310	$49,751	—	($16,446)	$4,206,030
Strategic Equity Allocation	29,390,840	6,817,230	(180,801)	36,027,269	6,625,372	$17,330,582	(150,754)	453,223,040
					$6,675,123	$17,330,582	($167,200)	$457,429,070
Retirement Choices at 2040
Short Term Government Income	453,328	111,321	(50,240)	514,409	$58,390	—	($21,391)	$4,958,907
Strategic Equity Allocation	38,528,944	7,486,272	(156,535)	45,858,681	8,511,507	$22,264,316	(204,272)	576,902,212
					$8,569,897	$22,264,316	($225,663)	$581,861,119
Retirement Choices at 2035
Short Term Government Income	1,170,999	180,431	(64,509)	1,286,921	$150,195	—	($28,002)	$12,405,922
Strategic Equity Allocation	49,246,426	8,839,815	(501,856)	57,584,385	10,921,551	$28,568,483	(728,264)	724,411,562
					$11,071,746	$28,568,483	($756,266)	$736,817,484
Retirement Choices at 2030
Short Term Government Income	1,365,714	209,135	(25,509)	1,549,340	$178,485	—	($154)	$14,935,634
Strategic Equity Allocation	52,505,715	8,523,732	(1,528,431)	59,501,016	11,324,665	$29,622,946	(727,368)	748,522,781
					$11,503,150	$29,622,946	($727,522)	$763,458,415
Retirement Choices at 2025
Short Term Government Income	2,382,282	355,026	(41,869)	2,695,439	$312,972	—	($21,825)	$25,984,033
Strategic Equity Allocation	41,264,973	7,022,231	(3,491,836)	44,795,368	8,591,167	$22,472,690	(1,268,469)	563,525,734
					$8,904,139	$22,472,690	($1,290,294)	$589,509,767
Retirement Choices at 2020
Short Term Government Income	1,590,094	206,357	(76,472)	1,719,979	$204,272	—	($31,508)	$16,580,597
Strategic Equity Allocation	17,013,402	3,102,034	(3,072,283)	17,043,153	3,312,533	$8,664,890	1,251,486	214,402,860
					$3,516,805	$8,664,890	$1,219,978	$230,983,457
Retirement Choices Income
Short Term Government Income	838,001	1,067,583	(593,831)	1,311,753	$103,172	—	($224,760)	$12,645,303
Strategic Equity Allocation	2,294,427	2,879,031	(2,389,108)	2,784,350	481,831	$1,260,368	659,106	35,027,121
					$585,003	$1,260,368	$434,346	$47,672,424

For additional information on the portfolios' significant accounting policies, please refer to the portfolios' most recent semiannual or annual shareholder report.

       8

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	RCPQ3	05/16
This report is for the information of the shareholders of John Hancock Retirement Choices Portfolios.		7/16

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Fund

		Shares or
		Principal
		Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 30.2%
U.S. Government - 16.2%
Treasury Inflation Protected Securities
0.375%, 07/15/2025		$10,321,428	$10,430,289
U.S. Treasury Bonds
2.500%, 02/15/2045 to 02/15/2046		56,163,000	54,492,980
3.375%, 05/15/2044		18,925,000	21,850,237
U.S. Treasury Notes
0.750%, 02/15/2019		47,520,000	47,204,420
1.500%, 02/28/2023 to 03/31/2023		38,000,000	37,640,384
1.625%, 03/31/2019 to 05/15/2026		131,364,000	129,056,712
1.750%, 01/31/2023		6,550,000	6,595,031
2.000%, 07/31/2020 to 02/15/2025		16,300,000	16,697,438
2.125%, 09/30/2021		8,000,000	8,273,128
2.250%, 03/31/2021 to 04/30/2021		8,000,000	8,326,876
2.375%, 05/31/2018		3,700,000	3,808,255
			344,375,750
U.S. Government Agency - 14.0%
Federal Home Loan Mortgage Corp.
3.000%, 03/01/2043 to 06/01/2043		6,345,092	6,530,331
3.500%, 01/01/2042 to 01/01/2046		14,411,438	15,177,454
4.000%, 01/01/2041 to 02/01/2044		9,973,798	10,696,699
4.500%, 02/01/2040 to 10/01/2041		9,566,424	10,449,581
5.000%, 03/01/2041		2,415,719	2,671,996
Federal National Mortgage Association
2.342%, 05/01/2035 (P)		348,076	362,626
2.416%, 01/01/2036 (P)		312,431	326,413
2.676%, 07/01/2033 (P)		860	905
2.780%, 04/01/2036 (P)		69,199	72,420
3.000%, TBA (C)		52,250,000	53,490,075
3.000%, 07/01/2027 to 05/01/2043		17,698,253	18,235,089
3.500%, TBA (C)		19,000,000	19,881,824
3.500%, 02/01/2026 to 04/01/2045		34,654,961	36,528,605
4.000%, TBA (C)		10,500,000	11,210,173
4.000%, 12/01/2024 to 01/01/2044		46,089,102	49,510,087
4.500%, 02/01/2041 to 11/01/2042		27,752,835	30,422,001
5.000%, 05/01/2018 to 04/01/2041		11,270,844	12,579,170
5.500%, 02/01/2018 to 03/01/2039		10,681,762	12,060,055
6.000%, 09/01/2022 to 02/01/2036		2,159,351	2,483,999
6.250%, 05/15/2029		157,000	221,622
6.500%, 01/01/2039 to 06/01/2039		1,083,908	1,262,046
7.000%, 04/01/2017 to 06/01/2032		5,306	6,305
7.500%, 09/01/2029 to 08/01/2031		1,068	1,278
Government National
Mortgage Association
4.000%, 02/15/2041		4,035,811	4,345,665
5.000%, 04/15/2035		12,921	14,439
5.500%, 03/15/2035		7,912	8,996
6.000%, 03/15/2033 to 06/15/2033		6,172	7,196
6.500%, 09/15/2028 to 08/15/2031		1,445	1,694
7.000%, 04/15/2029		1,093	1,309
8.000%, 10/15/2026		608	728
			298,560,781
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $631,507,395)			$642,936,531

FOREIGN GOVERNMENT
OBLIGATIONS - 0.2%
Argentina - 0.2%
City of Buenos Aires
7.500%, 06/01/2027 (S)		750,000	759,750
Republic of Argentina
7.500%, 04/22/2026 (S)		1,380,000	1,448,310
8.280%, 12/31/2033 (H)		1,016,478	1,105,419
9.125%, 03/16/2024 (S)		300,000	321,000
Republic of Argentina, GDP-Linked Note
5.010%, 12/15/2035 (I)*	ARS	393,449	2,700
			3,637,179
Mexico - 0.0%
Government of Mexico
8.000%, 12/07/2023	MXN	238,900	14,533
Panama - 0.0%
Republic of Panama
8.875%, 09/30/2027		$6,000	8,505
9.375%, 04/01/2029		1,000	1,470
			9,975
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $3,325,416)			$3,661,687

CORPORATE BONDS - 38.6%
Consumer discretionary - 4.5%
21st Century Fox America, Inc.
5.400%, 10/01/2043		1,000,000	1,128,939
6.150%, 02/15/2041		700,000	852,728
6.650%, 11/15/2037		865,000	1,101,936
6.750%, 01/09/2038		2,000	2,467
7.750%, 12/01/2045		9,000	12,652
Advance Auto Parts, Inc.
4.500%, 12/01/2023		2,350,000	2,454,740
Altice Financing SA
6.500%, 01/15/2022 (S)		480,000	488,400
6.625%, 02/15/2023 (S)		610,000	610,000
Amazon.com, Inc.
3.800%, 12/05/2024		1,000,000	1,101,757
American Honda Finance Corp.
1.700%, 02/22/2019		1,600,000	1,613,933
AutoNation, Inc.
4.500%, 10/01/2025		570,000	589,700
AutoZone, Inc.
3.125%, 04/21/2026		1,465,000	1,463,825
Brinker International, Inc.
3.875%, 05/15/2023		1,010,000	997,923
CCM Merger, Inc.
9.125%, 05/01/2019 (S)		860,000	901,925
Cengage Learning, Inc.
9.500%, 06/15/2024 (S)		1,070,000	1,083,375
Charter Communications Operating LLC
6.484%, 10/23/2045 (S)		1,520,000	1,753,326
Clear Channel Worldwide Holdings, Inc.
6.500%, 11/15/2022		865,000	868,244
Comcast Corp.
6.550%, 07/01/2039		1,000,000	1,352,600
Dana Holding Corp.
6.000%, 09/15/2023		1,245,000	1,254,338
Delphi Automotive PLC
4.250%, 01/15/2026		1,140,000	1,211,199
Delphi Corp.
5.000%, 02/15/2023		2,640,000	2,798,400
Eldorado Resorts, Inc.
7.000%, 08/01/2023		425,000	444,125
Expedia, Inc.
5.000%, 02/15/2026 (S)		2,600,000	2,597,800

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Ford Motor Company
4.750%, 01/15/2043	$435,000	$443,956
Ford Motor Credit Company LLC
2.551%, 10/05/2018	1,155,000	1,170,449
5.875%, 08/02/2021	3,543,000	4,028,873
General Motors Company
4.875%, 10/02/2023	2,275,000	2,415,679
6.250%, 10/02/2043	1,175,000	1,296,137
General Motors Financial Company, Inc.
3.450%, 04/10/2022	1,735,000	1,720,211
4.000%, 01/15/2025	2,055,000	2,044,018
5.250%, 03/01/2026	1,070,000	1,151,270
GLP Capital LP
5.375%, 04/15/2026	290,000	302,325
Grain Spectrum Funding II LLC
3.290%, 10/10/2019 (S)	772,892	773,858
Harley-Davidson Financial Services, Inc.
2.700%, 03/15/2017 (S)	1,000,000	1,011,966
Hot Topic, Inc.
9.250%, 06/15/2021 (S)	845,000	851,338
Hyatt Hotels Corp.
3.375%, 07/15/2023	1,590,000	1,588,098
Hyundai Capital America
2.400%, 10/30/2018 (S)	1,500,000	1,514,207
International Game Technology PLC
6.500%, 02/15/2025 (S)	740,000	740,000
Jo-Ann Stores Holdings, Inc., PIK
9.750%, 10/15/2019 (S)	1,460,000	1,277,500
L Brands, Inc.
6.625%, 04/01/2021	1,815,000	2,021,456
6.875%, 11/01/2035	670,000	706,850
Macy’s Retail Holdings, Inc.
7.875%, 08/15/2036	1,035,000	1,047,968
McGraw-Hill Global Education
Holdings LLC
7.875%, 05/15/2024 (S)	295,000	307,538
MDC Holdings, Inc.
5.500%, 01/15/2024	1,330,000	1,310,050
MDC Partners, Inc.
6.500%, 05/01/2024 (S)	475,000	459,563
Midcontinent Communications
6.875%, 08/15/2023 (S)	490,000	509,600
Mohegan Tribal Gaming Authority
9.750%, 09/01/2021 (L)	845,000	890,419
Myriad International Holdings BV
5.500%, 07/21/2025 (S)	635,000	647,383
Nemak SAB de CV
5.500%, 02/28/2023 (S)	890,000	918,925
Newell Brands, Inc.
2.150%, 10/15/2018	580,000	584,736
4.200%, 04/01/2026	2,665,000	2,816,036
Omnicom Group, Inc.
3.600%, 04/15/2026	2,840,000	2,912,082
Pearson Funding Five PLC
3.250%, 05/08/2023 (S)	1,740,000	1,666,375
QVC, Inc.
4.375%, 03/15/2023	890,000	875,820
5.125%, 07/02/2022	820,000	864,045
5.450%, 08/15/2034	950,000	846,310
Radio One, Inc.
9.250%, 02/15/2020 (S)	865,000	748,225
Royal Caribbean Cruises, Ltd.
5.250%, 11/15/2022	1,000,000	1,050,000
Scripps Networks Interactive, Inc.
2.800%, 06/15/2020	1,400,000	1,410,774
3.950%, 06/15/2025	1,880,000	1,930,971
Seminole Tribe of Florida, Inc.
6.535%, 10/01/2020 (S)	765,000	803,250
Service Corp. International
5.375%, 05/15/2024	1,145,000	1,185,075
Sinclair Television Group, Inc.
5.625%, 08/01/2024 (S)	1,125,000	1,158,750
Sirius XM Radio, Inc.
5.250%, 08/15/2022 (S)	1,060,000	1,115,650
5.375%, 04/15/2025 to 07/15/2026 (S)	2,210,000	2,205,513
Time Warner Cable, Inc.
5.500%, 09/01/2041	1,000,000	1,007,123
8.250%, 04/01/2019	1,010,000	1,168,349
Time Warner Companies, Inc.
7.570%, 02/01/2024	34,000	42,748
Time Warner Entertainment Company LP
8.375%, 07/15/2033	535,000	695,968
Time Warner, Inc.
3.400%, 06/15/2022	1,500,000	1,554,104
3.600%, 07/15/2025	910,000	943,817
3.875%, 01/15/2026	2,515,000	2,647,563
6.500%, 11/15/2036	972,000	1,177,536
7.625%, 04/15/2031	9,000	11,977
Toll Brothers Finance Corp.
4.000%, 12/31/2018	1,400,000	1,452,500
Viacom, Inc.
4.375%, 03/15/2043	578,000	441,394
6.125%, 10/05/2017	1,500,000	1,578,818
Vista Outdoor, Inc.
5.875%, 10/01/2023 (S)	250,000	261,275
Waterford Gaming LLC
8.625%, 09/15/2014 (H)(S)	67,905	0
Yum! Brands, Inc.
3.875%, 11/01/2023	1,400,000	1,288,000
6.250%, 03/15/2018	88,000	93,390
6.875%, 11/15/2037	250,000	240,625
ZF North America Capital, Inc.
4.750%, 04/29/2025 (S)	995,000	995,000
		95,607,768
Consumer staples - 1.9%
Alliance One International, Inc.
9.875%, 07/15/2021 (L)	2,075,000	1,820,813
Anheuser-Busch Companies LLC
6.500%, 02/01/2043	10,000	13,245
Anheuser-Busch InBev Finance, Inc.
4.900%, 02/01/2046	3,820,000	4,257,130
Bunge, Ltd. Finance Corp.
8.500%, 06/15/2019	935,000	1,096,906
Cargill, Inc.
4.760%, 11/23/2045 (S)	824,000	920,818
Constellation Brands, Inc.
4.250%, 05/01/2023	930,000	957,900
4.750%, 11/15/2024	635,000	667,544
CVS Health Corp.
2.875%, 06/01/2026	990,000	984,314
5.125%, 07/20/2045	1,920,000	2,228,916
CVS Pass-Through Trust
8.353%, 07/10/2031 (S)	312,991	399,986
Embotelladora Andina SA
5.000%, 10/01/2023 (S)	1,000,000	1,076,077

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Fomento Economico Mexicano SAB
de CV
4.375%, 05/10/2043	$2,000,000	$1,971,422
General Mills, Inc.
5.700%, 02/15/2017	245,000	253,141
Grupo Bimbo SAB de CV
4.500%, 01/25/2022 (S)	1,000,000	1,056,751
Kraft Heinz Foods Company
2.000%, 07/02/2018 (S)	1,675,000	1,687,653
4.875%, 02/15/2025 (S)	932,000	1,016,987
5.200%, 07/15/2045 (S)	1,160,000	1,301,706
6.125%, 08/23/2018	429,000	470,371
McCormick & Company, Inc.
5.750%, 12/15/2017	1,000,000	1,066,216
PepsiCo, Inc.
1.500%, 02/22/2019	1,555,000	1,559,793
Post Holdings, Inc.
7.750%, 03/15/2024 (S)	485,000	525,013
Revlon Consumer Products Corp.
5.750%, 02/15/2021	840,000	840,000
Reynolds American, Inc.
3.250%, 11/01/2022	2,000,000	2,049,294
SABMiller PLC
6.500%, 07/15/2018 (S)	470,000	516,945
SC Johnson & Son, Inc.
4.000%, 05/15/2043 (S)	1,590,000	1,573,524
SUPERVALU, Inc.
7.750%, 11/15/2022 (L)	1,085,000	942,594
The Clorox Company
5.950%, 10/15/2017	500,000	532,430
The Kroger Company
6.800%, 12/15/2018	920,000	1,033,560
7.000%, 05/01/2018	580,000	634,561
Tops Holding II Corp.
8.750%, 06/15/2018	408,000	361,284
Tops Holding LLC
8.000%, 06/15/2022 (S)	1,830,000	1,614,975
Vector Group, Ltd.
7.750%, 02/15/2021	790,000	823,575
Walgreens Boots Alliance, Inc.
1.750%, 05/30/2018	2,265,000	2,267,965
4.650%, 06/01/2046	280,000	283,169
Whole Foods Market, Inc.
5.200%, 12/03/2025 (S)	2,260,000	2,349,889
		41,156,467
Energy - 4.3%
Anadarko Petroleum Corp.
4.500%, 07/15/2044	1,100,000	935,166
5.550%, 03/15/2026	2,200,000	2,344,987
8.700%, 03/15/2019	500,000	564,306
Apache Corp.
5.100%, 09/01/2040	1,000,000	995,977
6.900%, 09/15/2018	455,000	494,146
Boardwalk Pipelines LP
3.375%, 02/01/2023	1,150,000	1,010,837
BP Capital Markets PLC
2.750%, 05/10/2023	720,000	708,622
4.750%, 03/10/2019	1,000,000	1,079,356
Buckeye Partners LP
4.875%, 02/01/2021	1,104,000	1,142,305
Cameron International Corp.
5.950%, 06/01/2041	1,177,000	1,395,053
Cenovus Energy, Inc.
4.450%, 09/15/2042	1,475,000	1,082,346
Cimarex Energy Company
4.375%, 06/01/2024	1,925,000	1,961,169
CNOOC Finance 2003, Ltd.
5.500%, 05/21/2033 (S)	10,000	11,029
Columbia Pipeline Group, Inc.
4.500%, 06/01/2025	2,030,000	2,097,859
ConocoPhillips Canada Funding Company
5.950%, 10/15/2036	1,000,000	1,142,079
ConocoPhillips Company
2.875%, 11/15/2021	1,250,000	1,255,451
5.950%, 03/15/2046	1,425,000	1,690,834
Continental Resources, Inc.
4.900%, 06/01/2044	1,100,000	904,750
5.000%, 09/15/2022	2,158,000	2,039,310
DCP Midstream LLC
9.750%, 03/15/2019 (S)	1,195,000	1,272,675
DCP Midstream LLC (5.850% to
05/21/2023, then 3 month
LIBOR + 3.850%)
05/21/2043 (S)	985,000	669,800
DCP Midstream Operating LP
2.700%, 04/01/2019	1,170,000	1,095,451
3.875%, 03/15/2023	610,000	541,375
Devon Energy Corp.
5.000%, 06/15/2045	1,400,000	1,181,473
Devon Financing Company LLC
7.875%, 09/30/2031	1,060,000	1,133,687
Enbridge Energy Partners LP
4.375%, 10/15/2020	880,000	887,817
5.500%, 09/15/2040	1,675,000	1,563,333
7.500%, 04/15/2038	600,000	677,264
Encana Corp.
6.500%, 08/15/2034	1,000,000	885,930
Energen Corp.
4.625%, 09/01/2021	1,000,000	942,500
Energy Transfer Partners LP
5.150%, 03/15/2045	1,265,000	1,074,194
5.950%, 10/01/2043	700,000	632,920
6.700%, 07/01/2018	700,000	737,457
9.700%, 03/15/2019	875,000	978,705
Enterprise Products Operating LLC
4.850%, 08/15/2042	500,000	488,703
6.125%, 10/15/2039	1,000,000	1,097,885
6.300%, 09/15/2017	820,000	867,125
6.875%, 03/01/2033	209,000	244,717
Enterprise Products Operating LLC
(8.375% to 08/01/2016, then 3 month
LIBOR + 3.708%)
08/01/2066	1,285,000	1,114,369
EQT Corp.
4.875%, 11/15/2021	1,625,000	1,646,595
Hess Corp.
5.600%, 02/15/2041	750,000	724,163
Kerr-McGee Corp.
6.950%, 07/01/2024	1,070,000	1,185,914
Kinder Morgan Energy Partners LP
5.000%, 10/01/2021	500,000	516,563
7.300%, 08/15/2033	212,000	221,122
7.750%, 03/15/2032	455,000	491,474
Kinder Morgan, Inc.
5.550%, 06/01/2045	2,480,000	2,280,821

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Lukoil International Finance BV
3.416%, 04/24/2018 (S)	$1,535,000	$1,550,488
Marathon Oil Corp.
6.800%, 03/15/2032	760,000	735,089
MPLX LP
4.000%, 02/15/2025	490,000	439,725
4.875%, 12/01/2024 (S)	605,000	571,640
National Oilwell Varco, Inc.
2.600%, 12/01/2022	2,400,000	2,136,516
Newfield Exploration Company
5.625%, 07/01/2024	1,000,000	995,000
5.750%, 01/30/2022	250,000	251,875
Nexen Energy ULC
6.400%, 05/15/2037	1,625,000	1,928,082
Noble Energy, Inc.
4.150%, 12/15/2021	1,400,000	1,431,297
Noble Holding International, Ltd.
5.250%, 03/15/2042	500,000	262,500
6.200%, 08/01/2040	500,000	287,500
Occidental Petroleum Corp.
3.400%, 04/15/2026	2,015,000	2,048,967
4.400%, 04/15/2046	1,600,000	1,667,590
ONEOK Partners LP
6.650%, 10/01/2036	1,245,000	1,212,629
Petro-Canada
6.050%, 05/15/2018	396,000	423,945
Petroleos Mexicanos
4.875%, 01/24/2022	850,000	849,469
Phillips 66
4.875%, 11/15/2044	1,500,000	1,554,308
Plains All American Pipeline LP
4.900%, 02/15/2045	1,700,000	1,386,663
Regency Energy Partners LP
5.000%, 10/01/2022	290,000	284,027
5.500%, 04/15/2023	1,565,000	1,529,736
5.875%, 03/01/2022	285,000	290,513
Schlumberger Holdings Corp.
3.625%, 12/21/2022 (S)	2,000,000	2,071,068
Shell International Finance BV
4.375%, 05/11/2045	2,335,000	2,407,567
Sinopec Group Overseas Development
2015, Ltd.
3.250%, 04/28/2025 (S)	1,250,000	1,229,668
Spectra Energy Capital LLC
6.200%, 04/15/2018	1,000,000	1,061,052
6.750%, 02/15/2032	511,000	519,495
Summit Midstream Holdings LLC
7.500%, 07/01/2021	575,000	533,313
Suncor Energy, Inc.
6.100%, 06/01/2018	760,000	813,874
Sunoco Logistics Partners Operations LP
3.450%, 01/15/2023	1,460,000	1,365,656
4.400%, 04/01/2021	1,140,000	1,168,474
Teekay Offshore Partners LP
6.000%, 07/30/2019	1,450,000	1,073,000
Tesoro Logistics LP
6.125%, 10/15/2021	1,580,000	1,628,380
6.375%, 05/01/2024	240,000	247,200
Texas Eastern Transmission LP
6.000%, 09/15/2017 (S)	685,000	718,821
TransCanada Pipelines, Ltd.
3.750%, 10/16/2023	2,000,000	2,078,306
7.125%, 01/15/2019	400,000	446,994
Western Atlas, Inc.
6.000%, 06/01/2018	880,000	940,892
Williams Partners LP
4.000%, 09/15/2025	800,000	690,386
4.300%, 03/04/2024	1,300,000	1,156,719
4.875%, 05/15/2023 to 03/15/2024	2,790,000	2,527,377
		92,525,415
Financials - 14.7%
Allied World Assurance Company
Holdings, Ltd.
7.500%, 08/01/2016	490,000	494,944
Ally Financial, Inc.
3.250%, 11/05/2018	1,070,000	1,065,988
American Express Bank FSB
6.000%, 09/13/2017	805,000	851,713
American International Group, Inc.
3.300%, 03/01/2021	1,300,000	1,333,352
3.900%, 04/01/2026	2,170,000	2,196,882
6.250%, 03/15/2087	100,000	102,750
American Tower Corp.
3.400%, 02/15/2019	1,090,000	1,129,172
4.700%, 03/15/2022	935,000	1,014,189
5.000%, 02/15/2024	1,330,000	1,468,672
5.900%, 11/01/2021	1,500,000	1,710,789
Aquarius & Investments PLC (6.375% to
09/01/2019, then 5 Year U.S. Swap
Rate + 5.210%)
09/01/2024	1,360,000	1,428,222
Ares Capital Corp.
3.875%, 01/15/2020	1,345,000	1,375,557
Aspen Insurance Holdings, Ltd.
4.650%, 11/15/2023	2,000,000	2,064,660
Assurant, Inc.
4.000%, 03/15/2023	1,740,000	1,754,444
Assured Guaranty US Holdings, Inc.
5.000%, 07/01/2024 (L)	1,380,000	1,475,096
AvalonBay Communities, Inc.
5.700%, 03/15/2017	1,500,000	1,548,014
AXA SA
8.600%, 12/15/2030	625,000	837,625
AXA SA (6.379% to 12/14/2036, then
3 month LIBOR + 2.256%)
12/14/2036 (Q)(S)	845,000	892,531
AXA SA (6.463% to 12/14/2018, then
3 month LIBOR + 1.449%)
12/14/2018 (Q)(S)	1,000,000	1,041,500
Bank of America Corp.
3.875%, 08/01/2025	1,500,000	1,565,265
3.950%, 04/21/2025	455,000	454,321
4.200%, 08/26/2024	840,000	857,759
4.250%, 10/22/2026	835,000	847,385
4.450%, 03/03/2026	1,980,000	2,043,625
5.000%, 05/13/2021	1,000,000	1,106,021
5.625%, 07/01/2020	1,000,000	1,118,326
5.650%, 05/01/2018	1,000,000	1,069,253
5.750%, 12/01/2017	849,000	898,114
6.875%, 04/25/2018	1,955,000	2,133,679
7.625%, 06/01/2019	685,000	790,004
Bank of America Corp. (6.250% to
09/05/2024, then 3 month
LIBOR + 3.705%)
09/05/2024 (Q)	1,355,000	1,387,181

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Bank of America Corp. (6.300% to
03/10/2026, then 3 month
LIBOR + 4.553%)
03/10/2026 (Q)	$790,000	$838,388
Bank of America Corp. (8.000% to
01/30/2018, then 3 month
LIBOR + 3.630%)
01/30/2018 (Q)	1,280,000	1,283,200
BankUnited, Inc.
4.875%, 11/17/2025	1,595,000	1,605,833
Barclays Bank PLC
10.179%, 06/12/2021 (S)	1,440,000	1,826,817
Barclays PLC
4.375%, 01/12/2026	1,160,000	1,181,892
BNP Paribas SA (7.375% to 08/19/2025,
then 5 Year U.S. Swap Rate + 5.150%)
08/19/2025 (Q)(S)	335,000	334,163
Boston Properties LP
3.700%, 11/15/2018	1,042,000	1,088,045
BPCE SA
4.500%, 03/15/2025 (S)	1,385,000	1,365,300
5.700%, 10/22/2023 (S)	1,475,000	1,573,254
Brandywine Operating Partnership LP
5.700%, 05/01/2017	1,500,000	1,551,762
Brookfield Finance, Inc.
4.250%, 06/02/2026	2,000,000	2,006,090
Capital One Financial Corp.
2.450%, 04/24/2019	910,000	918,100
3.150%, 07/15/2016	1,000,000	1,002,668
3.500%, 06/15/2023	605,000	618,704
4.200%, 10/29/2025	1,485,000	1,517,193
4.750%, 07/15/2021	1,500,000	1,651,814
Capital One Financial Corp. (5.550% to
06/01/2020, then 3 month
LIBOR + 3.800%)
06/01/2020 (Q)	1,015,000	1,009,925
Capital One NA
2.350%, 08/17/2018	1,260,000	1,272,469
CIT Group, Inc.
5.500%, 02/15/2019 (S)	1,000,000	1,045,000
Citigroup, Inc.
3.500%, 05/15/2023	1,390,000	1,400,920
3.700%, 01/12/2026	2,000,000	2,066,054
4.500%, 01/14/2022	1,000,000	1,089,394
4.600%, 03/09/2026	1,695,000	1,759,032
5.500%, 09/13/2025	1,000,000	1,101,275
Citigroup, Inc. (6.250% to 08/15/2026,
then 3 month LIBOR + 4.517%)
08/15/2026 (Q)	2,005,000	2,070,163
CNA Financial Corp.
7.250%, 11/15/2023	750,000	900,809
CNO Financial Group, Inc.
5.250%, 05/30/2025	1,540,000	1,586,200
Columbia Property Trust Operating
Partnership LP
4.150%, 04/01/2025	1,200,000	1,203,113
Commerzbank AG
8.125%, 09/19/2023 (S)	1,790,000	2,094,765
Cooperatieve Rabobank UA (11.000% to
06/30/2019, then 3 month
LIBOR + 10.868%)
06/30/2019 (Q)(S)	1,662,000	2,033,873
Corrections Corp. of America
4.625%, 05/01/2023	910,000	923,650
5.000%, 10/15/2022	390,000	409,500
Credit Acceptance Corp.
6.125%, 02/15/2021	1,505,000	1,452,325
Credit Agricole SA
4.375%, 03/17/2025 (S)	1,400,000	1,398,349
Credit Agricole SA (6.625% to
09/23/2019, then 5 Year U.S. Swap
Rate + 4.697%)
09/23/2019 (Q)(S)	1,345,000	1,264,300
Credit Agricole SA (7.875% to
01/23/2024, then 5 Year U.S. Swap
Rate + 4.898%)
01/23/2024 (Q)(S)	1,450,000	1,421,000
Credit Agricole SA (8.125% to
09/19/2018, then 5 Year U.S. Swap
Rate + 6.283%)
09/19/2033 (S)	1,265,000	1,386,981
Credit Suisse Group AG (7.500% to
12/11/2023, then 5 Year U.S. Swap
Rate + 4.598%)
12/11/2023 (Q)(S)	975,000	1,001,813
Credit Suisse Group Funding
Guernsey, Ltd.
4.550%, 04/17/2026 (S)	1,095,000	1,126,141
Credito Real SAB de CV
7.500%, 03/13/2019 (S)	1,315,000	1,359,196
Crown Castle International Corp.
4.450%, 02/15/2026	1,130,000	1,201,981
5.250%, 01/15/2023	1,000,000	1,109,750
Crown Castle Towers LLC
4.883%, 08/15/2040 (S)	1,305,000	1,406,333
6.113%, 01/15/2040 (S)	1,373,000	1,516,814
DDR Corp.
3.500%, 01/15/2021	1,350,000	1,374,966
Deutsche Bank AG
4.500%, 04/01/2025	648,000	601,157
Discover Bank
2.600%, 11/13/2018	1,705,000	1,714,961
Discover Financial Services
3.950%, 11/06/2024	1,495,000	1,517,888
5.200%, 04/27/2022	1,270,000	1,372,744
Doric Nimrod Air Alpha 2013-1 Class A
Pass Through Trust
5.250%, 05/30/2025 (S)	838,656	854,380
Doric Nimrod Air Alpha 2013-1 Class B
Pass Through Trust
6.125%, 11/30/2021 (S)	403,269	408,310
Doric Nimrod Air Finance Alpha, Ltd.
2012-1 Class A Pass Through Trust
5.125%, 11/30/2024 (S)	814,370	826,792
Enova International, Inc.
9.750%, 06/01/2021	1,235,000	944,775
EPR Properties
5.250%, 07/15/2023	2,000,000	2,076,562
5.750%, 08/15/2022	1,300,000	1,390,610
Equity Commonwealth
5.875%, 09/15/2020	1,200,000	1,306,706
ERP Operating LP
3.375%, 06/01/2025	605,000	627,370
5.750%, 06/15/2017	342,000	357,363

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Essex Portfolio LP
3.375%, 04/15/2026	$2,000,000	$2,014,686
5.500%, 03/15/2017	1,430,000	1,472,078
Fifth Third Bancorp (5.100% to
06/30/2023, then 3 month
LIBOR + 3.033%)
06/30/2023 (Q)	1,085,000	992,775
FS Investment Corp.
4.000%, 07/15/2019	1,330,000	1,329,142
Genworth Holdings, Inc.
4.900%, 08/15/2023	400,000	293,000
HBOS PLC
6.750%, 05/21/2018 (S)	2,515,000	2,704,684
HCP, Inc.
3.750%, 02/01/2019	1,250,000	1,285,264
4.250%, 11/15/2023	1,000,000	1,023,700
Healthcare Realty Trust, Inc.
5.750%, 01/15/2021	1,000,000	1,110,345
HSBC Holdings PLC (6.375% to
09/17/2024, then 5 Year
U.S. ISDAFIX + 3.705%)
09/17/2024 (Q)	600,000	564,750
HSBC Holdings PLC (6.875% to
06/01/2021, then 5 Year
U.S. ISDAFIX + 5.514%)
06/01/2021 (Q)	1,305,000	1,315,183
ING Bank NV
5.800%, 09/25/2023 (S)	1,515,000	1,671,783
ING Groep NV (6.500% to 04/16/2025,
then 5 Year U.S. Swap Rate + 4.446%)
04/16/2025 (Q)	455,000	425,141
Invesco Finance PLC
3.125%, 11/30/2022	1,150,000	1,180,605
Iron Mountain, Inc.
5.750%, 08/15/2024	1,525,000	1,525,000
6.000%, 08/15/2023	1,465,000	1,530,925
iStar, Inc.
5.000%, 07/01/2019	435,000	413,250
Jefferies Group LLC
5.125%, 04/13/2018	1,100,000	1,144,052
6.875%, 04/15/2021	1,530,000	1,717,658
8.500%, 07/15/2019 (L)	1,135,000	1,294,394
JPMorgan Chase & Co.
3.150%, 07/05/2016	1,000,000	1,002,072
3.200%, 06/15/2026	1,610,000	1,609,855
3.375%, 05/01/2023	1,750,000	1,760,115
4.125%, 12/15/2026	1,400,000	1,449,438
4.500%, 01/24/2022	1,300,000	1,427,806
4.625%, 05/10/2021	2,470,000	2,713,139
6.300%, 04/23/2019	1,267,000	1,420,237
JPMorgan Chase & Co. (5.300% to
05/01/2020, then 3 month
LIBOR + 3.800%)
05/01/2020 (Q)	1,805,000	1,818,538
JPMorgan Chase & Co. (6.750% to
02/01/2024, then 3 month
LIBOR + 3.780%)
02/01/2024 (Q)	2,295,000	2,549,607
Kimco Realty Corp.
6.875%, 10/01/2019	545,000	625,614
Legg Mason, Inc.
3.950%, 07/15/2024	1,340,000	1,321,310
4.750%, 03/15/2026	2,175,000	2,261,865
Leucadia National Corp.
5.500%, 10/18/2023	3,865,000	3,873,457
Liberty Mutual Group, Inc.
4.250%, 06/15/2023 (S)	2,000,000	2,093,734
Liberty Mutual Group, Inc. (7.800% to
3/15/2037, then 3 month
LIBOR + 3.576%)
03/07/2087 (S)	1,235,000	1,364,675
Liberty Property LP
4.400%, 02/15/2024	1,000,000	1,056,303
5.500%, 12/15/2016	1,500,000	1,531,185
Lincoln National Corp.
6.250%, 02/15/2020	1,000,000	1,118,254
8.750%, 07/01/2019	900,000	1,066,084
Lloyds Banking Group PLC
4.650%, 03/24/2026	3,400,000	3,441,303
Lloyds Banking Group PLC (7.500% to
06/27/2024, then 5 Year U.S. Swap
Rate + 4.760%)
06/27/2024 (Q)	1,170,000	1,172,925
Loews Corp.
2.625%, 05/15/2023	870,000	860,986
3.750%, 04/01/2026	2,175,000	2,267,916
Macquarie Bank, Ltd.
4.875%, 06/10/2025 (S)	1,700,000	1,728,679
Macquarie Group, Ltd.
3.000%, 12/03/2018 (S)	1,350,000	1,384,082
Manufacturers & Traders Trust Company
(5.629% to 12/01/2016, then 3 month
LIBOR + 6.400%)
12/01/2021	1,715,000	1,667,838
Markel Corp.
5.000%, 03/30/2043 to 04/05/2046	3,930,000	4,017,053
5.350%, 06/01/2021	1,500,000	1,660,032
Marsh & McLennan Companies, Inc.
4.050%, 10/15/2023	2,000,000	2,143,476
MetLife, Inc.
3.000%, 03/01/2025	14,000	14,005
6.400%, 12/15/2066	1,270,000	1,363,675
Metropolitan Life Global Funding I
3.650%, 06/14/2018 (S)	1,500,000	1,562,657
Mizuho Financial Group Cayman 3, Ltd.
4.600%, 03/27/2024 (S)	1,080,000	1,157,117
Montpelier Re Holdings, Ltd.
4.700%, 10/15/2022	1,420,000	1,459,327
Morgan Stanley
1.083%, 10/18/2016 (P)	830,000	830,764
2.450%, 02/01/2019	845,000	856,534
3.875%, 01/27/2026	980,000	1,024,113
4.100%, 05/22/2023	1,100,000	1,134,647
4.875%, 11/01/2022	1,140,000	1,236,775
5.500%, 01/26/2020 to 07/24/2020	2,450,000	2,724,366
5.625%, 09/23/2019	1,000,000	1,107,328
5.950%, 12/28/2017	290,000	308,496
6.625%, 04/01/2018	140,000	152,095
7.300%, 05/13/2019	2,620,000	2,998,941
Morgan Stanley (5.450% to 07/15/2019,
then 3 month LIBOR + 3.610%)
07/15/2019 (Q)	300,000	290,532
Morgan Stanley (5.550% to 07/15/2020,
then 3 month LIBOR + 3.810%)
07/15/2020 (Q)	1,080,000	1,080,000

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
MPT Operating Partnership LP
6.375%, 02/15/2022	$925,000	$969,039
6.875%, 05/01/2021	635,000	657,543
National Retail Properties, Inc.
3.300%, 04/15/2023	1,740,000	1,735,307
Nationstar Mortgage LLC
6.500%, 07/01/2021	1,085,000	939,198
7.875%, 10/01/2020	1,100,000	1,042,250
9.625%, 05/01/2019	630,000	657,563
NewStar Financial, Inc.
7.250%, 05/01/2020	1,465,000	1,362,450
Nippon Life Insurance Company (5.100%
to 10/16/2024, then 5 Year
U.S. ISDAFIX + 3.650%)
10/16/2044 (S)	980,000	1,066,975
Oil Casualty Insurance, Ltd.
8.000%, 09/15/2034 (S)	873,000	951,570
Omega Healthcare Investors, Inc.
4.500%, 01/15/2025	975,000	947,728
4.950%, 04/01/2024	2,080,000	2,113,650
5.250%, 01/15/2026	595,000	610,678
Pacific LifeCorp.
6.000%, 02/10/2020 (S)	770,000	854,216
Piedmont Operating Partnership LP
4.450%, 03/15/2024	1,000,000	1,019,726
Popular, Inc.
7.000%, 07/01/2019	760,000	754,300
Prologis International Funding II SA
4.875%, 02/15/2020 (S)	1,900,000	2,027,771
Prudential Financial, Inc.
5.375%, 06/21/2020	700,000	782,160
Prudential Financial, Inc. (5.200% to
03/15/2024, then 3 month
LIBOR + 3.040%)
03/15/2044	890,000	890,890
Prudential Financial, Inc. (5.875% to
09/15/2022, then 3 month
LIBOR + 4.175%)
09/15/2042	883,000	956,951
Quicken Loans, Inc.
5.750%, 05/01/2025 (S)	910,000	862,225
Radian Group, Inc.
5.250%, 06/15/2020	650,000	663,000
7.000%, 03/15/2021	360,000	381,600
Realty Income Corp.
3.250%, 10/15/2022	1,020,000	1,022,096
5.375%, 09/15/2017	1,250,000	1,308,053
5.950%, 09/15/2016	560,000	567,386
Reinsurance Group of America, Inc.
4.700%, 09/15/2023	1,500,000	1,595,838
RLI Corp.
4.875%, 09/15/2023	2,000,000	2,116,730
Royal Bank of Scotland Group PLC
4.800%, 04/05/2026	3,105,000	3,200,665
Royal Bank of Scotland Group PLC
(8.000% to 08/10/2025, then 5 Year
U.S. Swap Rate + 5.720%)
08/10/2025 (Q)	700,000	688,625
S&P Global, Inc.
4.000%, 06/15/2025	1,785,000	1,905,200
4.400%, 02/15/2026	1,215,000	1,332,007
Santander Holdings USA, Inc.
2.700%, 05/24/2019	2,390,000	2,392,368
Santander UK Group Holdings PLC
4.750%, 09/15/2025 (S)	1,315,000	1,295,671
Sirius International Group, Ltd. (7.506%
to 06/30/2017, then 3 month
LIBOR + 3.200%)
06/30/2017 (Q)(S)	960,000	964,800
SL Green Realty Corp.
7.750%, 03/15/2020	775,000	897,559
Societe Generale SA (8.000% to
09/29/2025, then 5 Year
U.S. ISDAFIX + 5.873%)
09/29/2025 (Q)(S)	1,460,000	1,456,496
Societe Generale SA (8.250% to
11/29/2018, then 5 Year U.S. Swap
Rate + 6.394%)
11/29/2018 (Q)	995,000	1,024,850
State Street Corp.
3.100%, 05/15/2023	1,540,000	1,576,421
Stearns Holdings LLC
9.375%, 08/15/2020 (S)	520,000	491,400
Stifel Financial Corp.
4.250%, 07/18/2024	2,630,000	2,625,137
Sumitomo Mitsui Banking Corp.
2.450%, 01/10/2019	2,082,000	2,115,643
SunTrust Banks, Inc.
3.500%, 01/20/2017	1,000,000	1,011,977
Synovus Financial Corp.
7.875%, 02/15/2019	595,000	660,450
Teachers Insurance & Annuity Association
of America
6.850%, 12/16/2039 (S)	1,765,000	2,289,849
The Allstate Corp. (5.750% to 08/15/2023,
then 3 month LIBOR + 2.938%)
08/15/2053	2,000,000	2,055,660
The Bear Stearns Companies LLC
7.250%, 02/01/2018	925,000	1,008,145
The Charles Schwab Corp. (7.000% to
02/01/2022, then 3 month
LIBOR + 4.820%)
02/01/2022 (Q)	900,000	1,039,500
The Goldman Sachs Group, Inc.
2.000%, 04/25/2019	975,000	977,299
3.625%, 01/22/2023	2,200,000	2,278,870
3.750%, 05/22/2025 to 02/25/2026	2,815,000	2,896,471
4.750%, 10/21/2045	565,000	603,270
5.375%, 03/15/2020	1,000,000	1,105,071
5.950%, 01/18/2018	750,000	799,972
6.150%, 04/01/2018	1,000,000	1,077,959
The Hartford Financial
Services Group, Inc.
5.500%, 03/30/2020	1,325,000	1,479,074
6.625%, 03/30/2040	500,000	623,195
The Hartford Financial Services
Group, Inc. (8.125% to 06/15/2018,
then 3 month LIBOR + 4.6025%)
06/15/2068	1,655,000	1,791,538
The PNC Financial Services Group, Inc.
2.854%, 11/09/2022	2,280,000	2,311,293
The PNC Financial Services Group, Inc.
(4.850% to 06/01/2023, then 3 month
LIBOR + 3.040%)
06/01/2023 (Q)	1,110,000	1,065,600

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The PNC Financial Services Group, Inc.
(6.750% to 08/01/2021, then 3 month
LIBOR + 3.678%)
08/01/2021 (Q)	$1,440,000	$1,602,000
Ventas Realty LP
3.125%, 06/15/2023	2,000,000	1,996,554
3.500%, 02/01/2025	2,225,000	2,225,988
3.750%, 05/01/2024	505,000	515,711
VEREIT Operating Partnership LP
2.000%, 02/06/2017	400,000	400,513
4.600%, 02/06/2024	1,632,000	1,642,200
Vornado Realty LP
5.000%, 01/15/2022	1,250,000	1,349,964
Voya Financial, Inc. (5.650% to
05/15/2023, then 3 month
LIBOR + 3.580%)
05/15/2053	1,657,000	1,555,592
Weingarten Realty Investors
3.375%, 10/15/2022	1,505,000	1,507,732
Wells Fargo & Company
3.450%, 02/13/2023	1,100,000	1,124,839
3.500%, 03/08/2022	1,700,000	1,800,152
4.650%, 11/04/2044	505,000	522,056
5.375%, 11/02/2043	2,000,000	2,266,120
Wells Fargo & Company (5.875% to
06/15/2025, then 3 month
LIBOR + 3.990%)
06/15/2025 (Q)	1,685,000	1,802,950
Wells Fargo & Company (5.900% to
06/15/2024, then 3 month
LIBOR + 3.110%)
06/15/2024 (Q)	1,750,000	1,813,788
Wells Fargo & Company, Series K
(7.980% to 03/15/2018, then 3 month
LIBOR + 3.770%)
03/15/2018 (Q)	1,159,000	1,219,848
Wells Fargo Bank NA
5.850%, 02/01/2037	555,000	671,672
Welltower, Inc.
3.750%, 03/15/2023	570,000	577,543
4.500%, 01/15/2024	2,000,000	2,118,018
Willis Towers Watson PLC
5.750%, 03/15/2021	1,350,000	1,500,798
XLIT, Ltd.
5.750%, 10/01/2021	1,000,000	1,134,249
		313,370,545
Health care - 2.5%
AbbVie, Inc.
3.600%, 05/14/2025	2,025,000	2,074,965
4.400%, 11/06/2042	2,000,000	1,970,890
Actavis Funding SCS
3.800%, 03/15/2025	2,710,000	2,747,314
4.750%, 03/15/2045	850,000	838,309
Aetna, Inc.
2.750%, 11/15/2022	1,500,000	1,497,587
Agilent Technologies, Inc.
3.875%, 07/15/2023	930,000	965,143
Allergan, Inc.
3.375%, 09/15/2020	1,487,000	1,536,217
Anthem, Inc.
3.300%, 01/15/2023	1,500,000	1,521,561
4.650%, 08/15/2044	1,280,000	1,313,477
6.375%, 06/15/2037	415,000	511,890
Celgene Corp.
5.000%, 08/15/2045	1,840,000	1,954,411
Centene Corp.
6.125%, 02/15/2024 (S)	410,000	431,783
Cigna Corp.
4.500%, 03/15/2021	1,000,000	1,082,457
6.150%, 11/15/2036	500,000	597,742
Covenant Surgical Partners, Inc.
8.750%, 08/01/2019 (S)	509,000	484,823
Covidien International Finance SA
6.000%, 10/15/2017	610,000	649,031
Express Scripts Holding Company
4.500%, 02/25/2026	2,340,000	2,504,851
Fresenius US Finance II, Inc.
4.500%, 01/15/2023 (S)	555,000	571,650
HCA, Inc.
4.750%, 05/01/2023	1,000,000	1,020,000
5.250%, 04/15/2025 to 06/15/2026	1,450,000	1,492,925
7.500%, 02/15/2022	935,000	1,060,056
Laboratory Corp. of America Holdings
4.000%, 11/01/2023	2,000,000	2,095,220
LifePoint Health, Inc.
5.375%, 05/01/2024 (S)	1,140,000	1,144,275
Medco Health Solutions, Inc.
7.125%, 03/15/2018	795,000	868,371
MEDNAX, Inc.
5.250%, 12/01/2023 (S)	205,000	209,742
Medtronic, Inc.
4.625%, 03/15/2045	1,265,000	1,415,039
Molina Healthcare, Inc.
5.375%, 11/15/2022 (S)	980,000	978,804
Mylan NV
2.500%, 06/07/2019 (S)	995,000	993,886
3.950%, 06/15/2026 (S)	5,520,000	5,477,551
5.250%, 06/15/2046 (S)	690,000	689,890
Mylan, Inc.
2.600%, 06/24/2018	940,000	949,900
Perrigo Company PLC
2.300%, 11/08/2018	2,000,000	1,991,460
Quest Diagnostics, Inc.
4.700%, 03/30/2045	1,250,000	1,252,434
Quintiles Transnational Corp.
4.875%, 05/15/2023 (S)	380,000	384,750
Select Medical Corp.
6.375%, 06/01/2021 (L)	1,395,000	1,342,688
Teva Pharmaceutical Finance
Company LLC
6.150%, 02/01/2036	9,000	10,503
UnitedHealth Group, Inc.
5.700%, 10/15/2040	1,500,000	1,877,934
5.800%, 03/15/2036	115,000	145,187
Universal Health Services, Inc.
4.750%, 08/01/2022 (S)	955,000	971,713
WellCare Health Plans, Inc.
5.750%, 11/15/2020	565,000	585,481
Zimmer Biomet Holdings, Inc.
3.550%, 04/01/2025	2,895,000	2,935,410
		53,147,320
Industrials - 4.3%
AerCap Ireland Capital, Ltd.
4.625%, 10/30/2020	350,000	362,250
Ahern Rentals, Inc.
7.375%, 05/15/2023 (S)	1,325,000	980,500

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Air Canada 2013-1 Class C Pass
Through Trust
6.625%, 05/15/2018 (S)	$1,205,000	$1,239,644
Air Lease Corp.
3.375%, 01/15/2019 (L)	1,305,000	1,329,469
3.375%, 06/01/2021	2,000,000	2,017,960
3.875%, 04/01/2021	680,000	701,733
4.750%, 03/01/2020 (L)	2,090,000	2,231,075
5.625%, 04/01/2017	510,000	524,744
Aircastle, Ltd.
5.500%, 02/15/2022	710,000	749,050
6.250%, 12/01/2019	560,000	612,500
7.625%, 04/15/2020	430,000	487,781
America West Airlines 2000-1 Pass
Through Trust
8.057%, 01/02/2022	241,298	269,047
American Airlines 2011-1 Class B Pass
Through Trust
7.000%, 07/31/2019 (S)	1,694,052	1,766,050
American Airlines 2013-2 Class A Pass
Through Trust
4.950%, 07/15/2024	1,814,739	1,950,844
American Airlines 2013-2 Class B Pass
Through Trust
5.600%, 01/15/2022 (S)	258,840	265,958
American Airlines 2015-1 Class B Pass
Through Trust
3.700%, 11/01/2024	1,802,899	1,767,743
American Airlines 2016-1 Class A Pass
Through Trust
4.100%, 07/15/2029	645,000	675,638
Ashtead Capital, Inc.
5.625%, 10/01/2024 (S)	705,000	712,050
British Airways 2013-1 Class A Pass
Through Trust
4.625%, 06/20/2024 (S)	1,904,799	2,009,563
British Airways 2013-1 Class B Pass
Through Trust
5.625%, 12/20/2021 (S)	562,224	584,713
Builders FirstSource, Inc.
10.750%, 08/15/2023 (S)	755,000	821,063
Casella Waste Systems, Inc.
7.750%, 02/15/2019	940,000	959,975
Caterpillar Financial Services Corp.
5.450%, 04/15/2018	870,000	937,196
7.150%, 02/15/2019	450,000	514,868
Continental Airlines 1997-4 Class A Pass
Through Trust
6.900%, 07/02/2019	140,707	143,605
Continental Airlines 1998-1 Class A Pass
Through Trust
6.648%, 03/15/2019	71,851	73,690
Continental Airlines 1999-1 Class A Pass
Through Trust
6.545%, 08/02/2020	237,078	251,018
Continental Airlines 2000-2 Class B Pass
Through Trust
8.307%, 10/02/2019	12,432	13,240
Continental Airlines 2007-1 Class A Pass
Through Trust
5.983%, 10/19/2023	1,073,583	1,195,756
Continental Airlines 2012-1 Class B Pass
Through Trust
6.250%, 10/11/2021	288,816	305,423
CSX Corp.
7.375%, 02/01/2019	727,000	833,238
Delta Air Lines 2002-1 Class G-1 Pass
Through Trust
6.718%, 07/02/2024	1,340,014	1,525,941
Delta Air Lines 2010-1 Class A Pass
Through Trust
6.200%, 01/02/2020	179,209	191,986
Empresa de Transporte de Pasajeros
Metro SA
4.750%, 02/04/2024 (S)	660,000	694,611
EnerSys
5.000%, 04/30/2023 (S)	325,000	322,969
ERAC USA Finance LLC
3.300%, 10/15/2022 (S)	2,000,000	2,050,540
FedEx Corp.
4.550%, 04/01/2046	1,000,000	1,029,607
Florida East Coast Holdings Corp.
6.750%, 05/01/2019 (S)	880,000	877,800
GATX Corp.
5.200%, 03/15/2044	400,000	399,438
General Electric Company
1.106%, 08/15/2036 (P)	945,000	790,802
2.700%, 10/09/2022	1,400,000	1,442,804
General Electric Company (5.000% to
01/21/2021, then 3 month
LIBOR + 3.330%)
01/21/2021 (Q)	3,439,000	3,597,194
Huntington Ingalls Industries, Inc.
5.000%, 12/15/2021 to 11/15/2025 (S)	1,405,000	1,478,175
International Lease Finance Corp.
7.125%, 09/01/2018 (S)	650,000	715,000
JB Hunt Transport Services, Inc.
3.850%, 03/15/2024	1,300,000	1,350,798
Lockheed Martin Corp.
2.900%, 03/01/2025	1,282,000	1,297,961
4.700%, 05/15/2046	980,000	1,096,225
Masco Corp.
4.375%, 04/01/2026	2,345,000	2,427,075
4.450%, 04/01/2025	895,000	928,563
Northwest Airlines 2007-1 Class A Pass
Through Trust
7.027%, 05/01/2021	686,634	764,292
Odebrecht Finance, Ltd.
7.125%, 06/26/2042 (S)	1,020,000	354,450
7.500%, 07/21/2016 (Q)(S)	620,000	217,000
Optimas OE Solutions Holding LLC
8.625%, 06/01/2021 (S)	395,000	296,250
Owens Corning
4.200%, 12/15/2022	1,365,000	1,407,064
Parker-Hannifin Corp.
5.500%, 05/15/2018	1,000,000	1,081,538
Penske Truck Leasing Company LP
3.375%, 02/01/2022 (S)	1,835,000	1,826,058
Prime Security Services Borrower LLC
9.250%, 05/15/2023 (S)	515,000	536,888
Ryder System, Inc.
2.450%, 11/15/2018	1,850,000	1,869,529
Safway Group Holding LLC
7.000%, 05/15/2018 (S)	530,000	535,300

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
SPL Logistics Escrow LLC
8.875%, 08/01/2020 (S)	$569,000	$445,243
Stanley Black & Decker, Inc. (5.750% to
12/15/2018, then 3 month
LIBOR + 4.304%)
12/15/2053 (L)	1,350,000	1,416,825
Textron Financial Corp. (6.000% to
02/15/2017, then 3 month
LIBOR + 1.735%)
02/15/2067 (S)	4,895,000	3,157,275
Textron, Inc.
3.875%, 03/01/2025	590,000	602,016
4.000%, 03/15/2026	1,530,000	1,567,350
7.250%, 10/01/2019	720,000	822,655
The Dun & Bradstreet Corp.
4.375%, 12/01/2022	1,700,000	1,728,633
Trinity Acquisition PLC
4.400%, 03/15/2026	1,450,000	1,482,318
Trinity Industries, Inc.
4.550%, 10/01/2024	1,945,000	1,800,206
Tutor Perini Corp.
7.625%, 11/01/2018 (L)	1,435,000	1,438,588
Tyco Electronics Group SA
2.375%, 12/17/2018	2,020,000	2,033,528
4.875%, 01/15/2021	500,000	546,173
6.550%, 10/01/2017	730,000	777,616
UAL 2009-1 Pass Through Trust
10.400%, 05/01/2018	73,986	76,946
UAL 2009-2A Pass Through Trust
9.750%, 07/15/2018	218,151	226,877
Union Pacific Corp.
4.163%, 07/15/2022	686,000	760,148
United Airlines 2014-2 Class A Pass
Through Trust
3.750%, 03/03/2028	1,267,029	1,305,040
United Airlines 2014-2 Class B Pass
Through Trust
4.625%, 03/03/2024	1,554,798	1,562,572
United Rentals North America, Inc.
5.500%, 07/15/2025	980,000	961,625
5.750%, 11/15/2024	1,040,000	1,042,600
6.125%, 06/15/2023	2,000,000	2,070,000
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 10/22/2024	980,459	1,088,309
US Airways 2012-1 Class A Pass
Through Trust
5.900%, 04/01/2026	883,386	1,003,085
Verisk Analytics, Inc.
4.000%, 06/15/2025	2,505,000	2,547,202
XPO Logistics, Inc.
6.500%, 06/15/2022 (S)	1,875,000	1,800,000
		90,656,072
Information technology - 1.5%
Activision Blizzard, Inc.
6.125%, 09/15/2023 (S)	1,440,000	1,567,800
Ancestry.com Holdings LLC, PIK
9.625%, 10/15/2018 (S)	590,000	601,063
Ancestry.com, Inc.
11.000%, 12/15/2020	845,000	912,600
Diamond 1 Finance Corp.
6.020%, 06/15/2026 (S)	3,265,000	3,294,519
eBay, Inc.
2.500%, 03/09/2018	870,000	883,073
3.800%, 03/09/2022	2,390,000	2,481,212
Electronic Arts, Inc.
4.800%, 03/01/2026	2,725,000	2,870,346
Fiserv, Inc.
3.850%, 06/01/2025	1,386,000	1,454,549
Juniper Networks, Inc.
4.350%, 06/15/2025	1,000,000	1,004,111
Lam Research Corp.
3.900%, 06/15/2026	645,000	653,933
Leidos, Inc.
5.500%, 07/01/2033	825,000	696,769
Match Group, Inc.
6.375%, 06/01/2024 (S)	265,000	270,300
Micron Technology, Inc.
5.875%, 02/15/2022	940,000	855,400
7.500%, 09/15/2023 (S)	565,000	593,250
Microsoft Corp.
4.450%, 11/03/2045	2,095,000	2,333,463
Open Text Corp.
5.875%, 06/01/2026 (S)	445,000	446,113
Qorvo, Inc.
6.750%, 12/01/2023 (S)	540,000	556,200
7.000%, 12/01/2025 (S)	470,000	486,450
QUALCOMM, Inc.
3.450%, 05/20/2025	1,000,000	1,039,668
Rackspace Hosting, Inc.
6.500%, 01/15/2024 (S)	1,240,000	1,240,000
Sixsigma Networks Mexico SA de CV
8.250%, 11/07/2021 (S)	865,000	839,050
VeriSign, Inc.
5.250%, 04/01/2025	900,000	915,750
Visa, Inc.
3.150%, 12/14/2025	1,870,000	1,939,846
4.300%, 12/14/2045	1,965,000	2,167,466
Western Digital Corp.
7.375%, 04/01/2023 (S)	495,000	516,038
Zebra Technologies Corp.
7.250%, 10/15/2022 (L)	730,000	778,363
		31,397,332
Materials - 1.4%
Alcoa, Inc.
5.720%, 02/23/2019	150,000	160,875
5.870%, 02/23/2022	650,000	667,875
Allegheny Technologies, Inc.
9.375%, 06/01/2019	1,830,000	1,816,275
Anglo American Capital PLC
4.125%, 09/27/2022 (S)	1,100,000	998,250
ArcelorMittal
10.850%, 06/01/2019	740,000	871,350
Ardagh Finance Holdings SA, PIK
8.625%, 06/15/2019 (S)	908,652	935,912
Ardagh Packaging Finance PLC
7.250%, 05/15/2024 (S)	330,000	335,775
Ashland, Inc.
4.750%, 08/15/2022	1,000,000	1,011,600
Braskem Finance, Ltd.
7.000%, 05/07/2020 (S)	1,360,000	1,411,000
Cemex SAB de CV
6.125%, 05/05/2025 (S)	1,260,000	1,225,350
CF Industries, Inc.
4.950%, 06/01/2043	730,000	647,817

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Commercial Metals Company
7.350%, 08/15/2018	$655,000	$694,300
Corp. Nacional del Cobre de Chile
5.625%, 10/18/2043 (S)	2,000,000	2,133,088
Eastman Chemical Company
4.500%, 01/15/2021	1,000,000	1,078,468
Freeport-McMoRan, Inc.
5.450%, 03/15/2043	1,500,000	1,132,035
Glencore Finance Canada, Ltd.
4.950%, 11/15/2021 (S)	1,100,000	1,058,640
Glencore Funding LLC
4.000%, 04/16/2025 (S)	1,500,000	1,245,000
Incitec Pivot Finance LLC
6.000%, 12/10/2019 (S)	635,000	685,301
Methanex Corp.
5.650%, 12/01/2044	1,050,000	828,214
Norbord, Inc.
6.250%, 04/15/2023 (S)	725,000	739,500
NOVA Chemicals Corp.
5.000%, 05/01/2025 (S)	1,615,000	1,594,813
Platform Specialty Products Corp.
6.500%, 02/01/2022 (S)	1,835,000	1,628,563
Rain CII Carbon LLC
8.250%, 01/15/2021 (S)	1,055,000	809,713
The Chemours Company
6.625%, 05/15/2023	406,000	364,385
The Dow Chemical Company
3.000%, 11/15/2022	460,000	467,852
4.125%, 11/15/2021	1,700,000	1,846,401
The Mosaic Company
4.250%, 11/15/2023	1,700,000	1,808,198
The Valspar Corp.
4.200%, 01/15/2022	1,000,000	1,051,867
		29,248,417
Telecommunication services - 1.6%
America Movil SAB de CV
4.375%, 07/16/2042	1,500,000	1,453,902
AT&T, Inc.
4.350%, 06/15/2045	762,000	715,899
4.750%, 05/15/2046	930,000	922,151
5.550%, 08/15/2041	800,000	872,399
5.600%, 05/15/2018	500,000	538,144
CC Holdings GS V LLC
3.849%, 04/15/2023	1,190,000	1,237,642
CenturyLink, Inc.
7.600%, 09/15/2039	1,000,000	820,000
Columbus International, Inc.
7.375%, 03/30/2021 (S)	550,000	576,538
Comcel Trust
6.875%, 02/06/2024 (S)	490,000	456,366
Deutsche Telekom
International Finance BV
6.750%, 08/20/2018	870,000	969,795
8.750%, 06/15/2030	227,000	335,871
Digicel Group, Ltd.
8.250%, 09/30/2020 (S)	960,000	832,800
Digicel, Ltd.
6.750%, 03/01/2023 (S)	980,000	862,400
Frontier Communications Corp.
8.875%, 09/15/2020 (S)	1,190,000	1,262,888
GCI, Inc.
6.875%, 04/15/2025	910,000	916,825
Millicom International Cellular SA
4.750%, 05/22/2020 (S)	1,145,000	1,110,650
6.625%, 10/15/2021 (S)	1,000,000	990,889
MTN Mauritius Investments, Ltd.
4.755%, 11/11/2024 (S)	505,000	458,171
Rogers Communications, Inc.
5.450%, 10/01/2043	2,000,000	2,297,870
SBA Tower Trust
3.598%, 04/15/2043 (S)	2,285,000	2,306,842
Sprint Capital Corp.
6.875%, 11/15/2028	450,000	335,813
T-Mobile USA, Inc.
6.125%, 01/15/2022	485,000	511,675
6.250%, 04/01/2021	630,000	659,925
Telecom Italia Capital SA
7.200%, 07/18/2036	760,000	776,720
Verizon Communications, Inc.
4.272%, 01/15/2036	2,045,000	2,029,969
4.400%, 11/01/2034	875,000	886,390
4.522%, 09/15/2048	615,000	617,811
4.672%, 03/15/2055	991,000	967,850
4.862%, 08/21/2046	3,505,000	3,733,792
5.012%, 08/21/2054	1,643,000	1,698,119
6.550%, 09/15/2043	1,155,000	1,510,608
Wind Acquisition Finance SA
7.375%, 04/23/2021 (S)	750,000	709,688
		34,376,402
Utilities - 1.9%
Appalachian Power Company
7.000%, 04/01/2038	425,000	561,936
Arizona Public Service Company
5.500%, 09/01/2035	222,000	267,186
Beaver Valley II Funding Corp.
9.000%, 06/01/2017	107,000	107,535
Berkshire Hathaway Energy Company
3.750%, 11/15/2023	2,000,000	2,148,308
BVPS II Funding Corp.
8.890%, 06/01/2017	28,000	29,031
CenterPoint Energy Houston Electric LLC
6.950%, 03/15/2033	10,000	13,827
CenterPoint Energy Resources Corp.
4.500%, 01/15/2021	202,000	213,238
CenterPoint Energy, Inc.
6.500%, 05/01/2018	1,000,000	1,079,818
Centrica PLC
4.000%, 10/16/2023 (S)	2,000,000	2,071,992
Commonwealth Edison Company
5.800%, 03/15/2018	1,270,000	1,368,339
Duke Energy Corp.
3.950%, 10/15/2023	2,000,000	2,138,310
Electricite de France SA
3.625%, 10/13/2025 (S)	840,000	856,417
Electricite de France SA (5.250% to
01/29/2023, then 10 Year U.S. Swap
Rate + 3.709%)
01/29/2023 (Q)(S)	1,075,000	1,026,625
Empresa Electrica Angamos SA
4.875%, 05/25/2029 (S)	1,055,000	1,000,094
Entergy Corp.
4.700%, 01/15/2017	1,000,000	1,015,910
Exelon Generation Company LLC
5.600%, 06/15/2042	298,000	303,294

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
FirstEnergy Corp.
4.250%, 03/15/2023	$1,500,000	$1,548,282
Israel Electric Corp., Ltd.
5.625%, 06/21/2018 (S)	875,000	929,084
6.875%, 06/21/2023 (S)	505,000	596,344
7.250%, 01/15/2019 (S)	800,000	886,400
NextEra Energy Capital Holdings, Inc.
2.300%, 04/01/2019	2,295,000	2,317,553
NextEra Energy Capital Holdings, Inc.
(6.350% to 10/01/2016, then 3 month
LIBOR + 2.068%)
10/01/2066	650,000	494,000
NiSource Finance Corp.
5.650%, 02/01/2045	2,000,000	2,428,374
NRG Energy, Inc.
6.250%, 05/01/2024 (L)	2,050,000	1,992,985
NRG Yield Operating LLC
5.375%, 08/15/2024	2,680,000	2,579,500
Oncor Electric Delivery Company LLC
4.100%, 06/01/2022	1,650,000	1,792,146
Pacific Gas & Electric Company
8.250%, 10/15/2018	455,000	524,233
Peco Energy Company
5.350%, 03/01/2018	1,000,000	1,068,715
PPL Capital Funding, Inc.
3.400%, 06/01/2023	1,590,000	1,632,816
3.500%, 12/01/2022	1,530,000	1,591,757
PSEG Power LLC
8.625%, 04/15/2031	214,000	257,489
Public Service Company of New Mexico
7.950%, 05/15/2018	1,000,000	1,112,497
San Diego Gas & Electric Company
6.125%, 09/15/2037	1,000,000	1,335,669
Southern California Edison Company
(6.250% to 02/01/2022, then 3 month
LIBOR + 4.199%)
02/01/2022 (Q)	635,000	701,675
Talen Energy Supply LLC
6.500%, 06/01/2025	690,000	605,475
TransAlta Corp.
6.900%, 05/15/2018	580,000	593,566
Virginia Electric and Power Company
6.000%, 01/15/2036	620,000	787,735
W3A Funding Corp.
8.090%, 01/02/2017	428,904	428,907
		40,407,062
TOTAL CORPORATE BONDS (Cost $803,950,922)		$821,892,800

CAPITAL PREFERRED SECURITIES - 0.5%
Financials - 0.5%
BAC Capital Trust XIV, Series G
4.000%, 07/06/2016 (P)(Q)	1,479,000	1,110,174
Goldman Sachs Capital II
4.000%, 07/21/2016 (P)(Q)	1,039,000	787,043
MetLife Capital Trust IV (7.875% to
12/15/2032, then 3 month
LIBOR + 3.960%)
12/15/2067 (S)	375,000	444,563
MetLife Capital Trust X (9.250% to
04/08/2033, then 3 month
LIBOR + 5.540%)
04/08/2068 (S)	865,000	1,185,050
Sovereign Capital Trust VI
7.908%, 06/13/2036	887,000	881,491
State Street Capital Trust IV
1.634%, 06/01/2077 (P)	1,535,000	1,243,504
SunTrust Preferred Capital I
4.000%, 07/21/2016 (P)(Q)	102,000	76,118
USB Capital IX
3.500%, 07/21/2016 (P)(Q)	725,000	587,395
ZFS Finance USA Trust II (6.450% to
06/15/2016 then 3 month
LIBOR + 2.000%)
12/15/2065 (S)	2,080,000	2,083,120
ZFS Finance USA Trust V (6.500% to
05/09/2017, then 3 month
LIBOR + 2.285%)
05/09/2067 (S)	1,877,000	1,881,693
		10,280,151
TOTAL CAPITAL PREFERRED
SECURITIES (Cost $10,150,818)		$10,280,151

TERM LOANS (M) - 0.1%
Consumer staples - 0.0%
The Sun Products Corp.
5.500%, 03/23/2020	824,864	819,709
Financials - 0.0%
Walter Investment Management Corp.
4.750%, 12/19/2020	435,202	366,658
Industrials - 0.1%
Delta Air Lines, Inc.
3.250%, 10/18/2018	530,170	531,054
WP CPP Holdings LLC
4.500%, 12/28/2019	483,750	466,819
		997,873
Utilities - 0.0%
ExGen Texas Power LLC
5.750%, 09/16/2021	832,090	624,068
TOTAL TERM LOANS (Cost $3,080,443)		$2,808,308

CONVERTIBLE BONDS - 0.0%
Utilities - 0.0%
NRG Yield, Inc.
3.250%, 06/01/2020 (S)	920,000	842,375
TOTAL CONVERTIBLE BONDS (Cost $911,616)		$842,375

MUNICIPAL BONDS - 0.1%
Buckeye Ohio Tobacco Settlement
Financing Authority
5.875%, 06/01/2030	850,000	842,571
New Jersey State Turnpike Authority
7.414%, 01/01/2040	540,000	822,150
State of Hawaii Department of Business
Economic Development & Tourism
1.467%, 07/01/2022	1,732,116	1,732,514
TOTAL MUNICIPAL BONDS (Cost $3,043,284)		$3,397,235

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS - 13.8%
Commercial and residential - 11.4%
Adjustable Rate Mortgage Trust,
Series 2005-4, Class 7A12
1.026%, 08/25/2035 (P)	$623,109	$594,993
American Home
Mortgage Investment Trust
Series 2005-1, Class 1A1,
0.666%, 06/25/2045 (P)	1,159,719	1,071,454
Series 2005-1, Class AHM,
2.905%, 06/25/2045 (P)	787,163	772,460
Series 2004-4, Class 5A,
2.905%, 02/25/2045 (P)	116,804	116,836
Americold 2010 LLC Trust
Series 2010-ARTA, Class C,
6.811%, 01/14/2029 (S)	2,150,000	2,398,090
Series 2010-ARTA, Class D,
7.443%, 01/14/2029 (S)	3,782,000	4,220,662
AOA Mortgage Trust, Series 2015-1177,
Class C 3.010%, 12/13/2029 (P)(S)	1,435,000	1,409,845
BAMLL Commercial
Mortgage Securities Trust
Series 2013-DSNY, Class E,
3.034%, 09/15/2026 (P)(S)	700,000	695,182
Series 2014-ICTS, Class D,
2.334%, 06/15/2028 (P)(S)	685,000	660,255
Series 2014-ICTS, Class E,
3.384%, 06/15/2028 (P)(S)	390,000	373,093
Series 2015-200P, Class F,
3.596%, 04/14/2033 (P)(S)	1,375,000	1,166,985
Banc of America
Commercial Mortgage Trust
Series 2006-5, Class AM,
5.448%, 09/10/2047	1,750,000	1,762,811
Series 2006-6, Class AJ,
5.421%, 10/10/2045	345,000	343,493
Series 2006-6, Class AM,
5.390%, 10/10/2045	1,650,000	1,665,450
Series 2007-3, Class AJ,
5.716%, 06/10/2049 (P)	1,500,000	1,504,951
Series 2007-3, Class AM,
5.539%, 06/10/2049 (P)	1,000,000	1,025,844
Series 2007-3, Class AMF,
5.317%, 06/10/2049	2,100,000	2,150,066
Series 2007-4, Class AM,
5.808%, 02/10/2051 (P)	2,800,000	2,918,252
Series 2007-5, Class AM,
5.772%, 02/10/2051 (P)	747,000	768,068
Banc of America Merrill Lynch
Commercial Mortgage, Inc.,
Series 2005-5, Class XC IO
0.036%, 10/10/2045 (S)	5,474,424	2,238
Banc of America Mortgage Trust,
Series 2003-I, Class 2A6
2.984%, 10/25/2033 (P)	1,598,756	1,616,692
Bayview Commercial Asset Trust
Series 2005-1A, Class A2,
0.796%, 04/25/2035 (P)(S)	1,320,230	1,183,629
Series 2005-3A, Class A1,
0.766%, 11/25/2035 (P)(S)	826,114	707,233
Series 2005-3A, Class A2,
0.846%, 11/25/2035 (P)(S)	1,248,464	1,074,178
Series 2005-4A , Class A2,
0.836%, 01/25/2036 (P)(S)	910,757	774,364
Series 2006-1A, Class A2,
0.806%, 04/25/2036 (P)(S)	466,023	397,787
Series 2006-2A, Class A2,
0.726%, 07/25/2036 (P)(S)	824,798	694,217
BBCMS Trust
Series 2015, Class C,
2.434%, 02/15/2028 (P)(S)	705,000	690,550
Series 2015-MSQ, Class D,
3.990%, 09/15/2022 (P)(S)	1,575,000	1,570,004
Bear Stearns ALT-A Trust
Series 2004-12, Class 1A1,
1.146%, 01/25/2035 (P)	1,444,336	1,393,926
Series 2005-1, Class A1,
1.006%, 01/25/2035 (P)	934,103	899,654
Series 2005-5, Class 1A4,
1.006%, 07/25/2035 (P)	861,137	811,826
Series 2005-7, Class 11A1,
0.986%, 08/25/2035 (P)	2,218,193	2,092,829
Bear Stearns Asset
Backed Securities Trust
Series 2004-AC5, Class A1,
5.750%, 10/25/2034	1,421,559	1,417,886
Series 2003-AC4, Class A,
5.500%, 09/25/2033	808,179	806,406
Bear Stearns Commercial
Mortgage Securities Trust
Series 2004-PWR6, Class X1 IO,
0.439%, 11/11/2041 (S)	6,399,369	97,291
Series 2005-PWR8, Class X1 IO,
0.257%, 06/11/2041 (S)	1,854,072	394
Series 2004-PWR5, Class X1 IO,
0.602%, 07/11/2042 (S)	29,316	414
Series 2004-T16, Class X1 IO,
0.393%, 02/13/2046 (S)	29,146	186
Bear Stearns Mortgage Funding Trust,
Series 2006-AR4, Class A1
0.656%, 12/25/2036 (P)	965,705	790,231
BHMS Mortgage Trust
Series 2014-ATLS, Class CFX,
4.846%, 07/05/2033 (P)(S)	1,000,000	986,298
Series 2014-ATLS, Class DFL,
3.436%, 07/05/2033 (P)(S)	1,625,000	1,559,192
BLCP Hotel Trust, Series 2014-CLRN,
Class D 2.934%, 08/15/2029 (P)(S)	2,035,000	1,959,323
BWAY Mortgage Trust
Series 2013-1515, Class F,
3.927%, 03/10/2033 (P)(S)	1,670,000	1,492,858
Series 2013-1515, Class XB IO,
0.534%, 03/10/2033 (S)	46,410,000	1,539,810
Series 2014-1710, Class XA IO,
0.896%, 01/13/2035 (S)	26,533,000	1,288,708
Series 2015-1740, Class D,
3.787%, 01/13/2035 (P)(S)	1,210,000	1,145,341
BXHTL Mortgage Trust
Series 2015-JWRZ, Class DR2,
4.124%, 05/15/2029 (P)(S)	1,475,000	1,379,660
Series 2015-JWRZ, Class GL1,
3.285%, 05/15/2029 (P)(S)	1,000,000	960,634
Series 2015-JWRZ, Class GL2,
4.123%, 05/15/2029 (P)(S)	1,340,000	1,282,510

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
CDGJ Commercial Mortgage Trust,
Series 2014-BXCH, Class D
3.434%, 12/15/2027 (P)(S)	$1,805,000	$1,754,247
CFCRE Commercial Mortgage Trust,
Series 2011-C1, Class XA IO
1.259%, 04/15/2044 (S)	4,326,082	180,097
CGBAM Commercial Mortgage Trust,
Series 2015-SMRT, Class F
3.912%, 04/10/2028 (P)(S)	1,075,000	1,007,232
CGGS Commercial Mortgage Trust,
Series 2016-RNDA, Class DFX
4.387%, 02/10/2021 (S)	2,330,000	2,369,105
CHL Mortgage Pass Through Trust,
Series 2004-HYB2, Class 4A
2.976%, 07/20/2034 (P)	242,646	241,616
Citigroup Commercial Mortgage Trust,
Series 2014-388G, Class E
2.785%, 06/15/2033 (P)(S)	1,610,000	1,607,564
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2007-CD4,
Class AMFX 5.366%, 12/11/2049 (P)	1,900,000	1,925,545
Commercial Mortgage Trust (Cantor
Fitzgerald/Deutsche Bank)
Series 2014-CR15, Class C,
4.763%, 02/10/2047 (P)	2,200,000	2,308,266
Series 2014-CR16, Class XA IO,
1.238%, 04/10/2047	11,966,670	733,680
Series 2015-CR27, Class B,
4.510%, 10/10/2058 (P)	740,000	790,790
Commercial Mortgage Trust
(Deutsche Bank)
Series 2007-C9, Class AJFL,
1.128%, 12/10/2049 (P)(S)	1,000,000	942,918
Series 2007-C9, Class G,
5.813%, 12/10/2049 (P)(S)	800,000	779,709
Series 2012-CR3, Class XA IO,
2.098%, 10/15/2045	32,258,178	2,733,403
Series 2012-LC4, Class B,
4.934%, 12/10/2044 (P)	850,000	935,782
Series 2012-LC4, Class XA IO,
2.378%, 12/10/2044 (S)	5,566,030	490,397
Series 2013-300P, Class D,
4.539%, 08/10/2030 (P)(S)	1,620,000	1,655,850
Series 2013-300P, Class E,
4.540%, 08/10/2030 (P)(S)	800,000	777,735
Series 2013-CR11, Class B,
5.162%, 10/10/2046 (P)	2,260,000	2,538,196
Series 2013-CR13, Class C,
4.751%, 12/10/2023 (P)	960,000	1,005,537
Series 2013-CR6, Class XA IO,
1.488%, 03/10/2046	13,562,542	619,529
Series 2013-LC13, Class B,
5.009%, 08/10/2046 (P)(S)	1,290,000	1,428,095
Series 2014-FL4, Class D,
2.885%, 07/13/2031 (P)(S)	1,555,000	1,509,898
Series 2014-TWC, Class D,
2.686%, 02/13/2032 (P)(S)	1,390,000	1,347,727
Commercial Mortgage Trust (Deutsche
Bank/Morgan Stanley),
Series 2014-PAT, Class D
2.585%, 08/13/2027 (P)(S)	2,090,000	2,029,923
Commercial Mortgage Trust
(Deutsche Bank/UBS)
Series 2014-UBS2, Class D,
5.183%, 03/10/2047 (P)(S)	500,000	417,641
Series 2014-UBS2, Class XA IO,
1.404%, 03/10/2047	10,319,327	718,639
Commercial Mortgage Trust (Goldman
Sachs/Royal Bank of Scotland),
Series 2007-GG11, Class AJ
6.032%, 12/10/2049 (P)	1,230,000	1,232,489
Commercial Mortgage Trust (Wells Fargo)
Series 2012-CR2, Class XA IO,
1.741%, 08/15/2045	22,417,204	1,819,309
Series 2014-CR15, Class XA IO,
1.311%, 02/10/2047	47,337,323	2,512,556
Series 2014-CR16, Class C,
5.069%, 04/10/2047 (P)	2,435,000	2,530,527
Core Industrial Trust, Series 2015-CALW,
Class F 3.850%, 02/10/2034 (P)(S)	1,575,000	1,448,465
Credit Suisse Commercial Mortgage Trust
Series 2007-C2, Class AMFL,
0.664%, 01/15/2049 (P)	1,000,000	961,640
Series 2007-C3, Class AM,
5.700%, 06/15/2039 (P)	1,550,000	1,564,514
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-C1,
Class AX IO 0.419%, 02/15/2038 (S)	3,791,484	3,721
DBUBS Mortgage Trust
Series 2011-LC1A, Class A1,
3.742%, 11/10/2046 (S)	53,249	53,563
Series 2011-LC1A, Class A3,
5.002%, 11/10/2046 (S)	2,000,000	2,224,363
Deutsche Mortgage Securities, Inc.
Mortgage Loan Trust, Series 2004-4,
Class 2AR1 0.716%, 06/25/2034 (P)	876,478	828,115
DSLA Mortgage Loan Trust,
Series 2004-AR3, Class 2A2B
0.889%, 07/19/2044 (P)	1,424,181	1,291,266
First Horizon Alternative Mortgage
Securities Trust, Series 2004-AA2,
Class 2A1 2.333%, 08/25/2034 (P)	524,411	512,975
FREMF Mortgage Trust
Series 2011-K10, Class B,
4.631%, 11/25/2049 (P)(S)	1,055,000	1,132,621
Series 2011-K11, Class B,
4.572%, 12/25/2048 (P)(S)	875,000	933,004
GAHR Commercial Mortgage Trust
Series 2015-NRF, Class DFX,
3.382%, 12/15/2019 (P)(S)	735,000	718,486
Series 2015-NRF, Class EFX,
3.382%, 12/15/2019 (P)(S)	2,245,000	2,099,997
GE Capital Commercial Mortgage Corp.,
Series 2005-C1, Class XC IO
0.008%, 06/10/2048 (S)	98,471	1
Great Wolf Trust, Series 2015-WOLF,
Class D 3.934%, 05/15/2034 (P)(S)	1,725,000	1,672,536
Greenwich Capital
Commercial Funding Corp.
Series 2005-GG5, Class AJ,
5.450%, 04/10/2037 (P)	25,919	25,897
Series 2006-GG7, Class AM,
5.921%, 07/10/2038 (P)	1,465,000	1,463,302

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Greenwich Capital Commercial
Funding Corp. (continued)
Series 2007-GG11, Class AM,
5.867%, 12/10/2049 (P)	$1,500,000	$1,536,609
GS Mortgage Securities Trust
Series 2010-C2, Class XA IO,
0.165%, 12/10/2043 (S)	36,467,032	240,996
Series 2011-GC5, Class XA IO,
1.454%, 08/10/2044 (S)	16,220,395	827,574
Series 2012-GC17, Class XA IO,
2.490%, 05/10/2045	28,303,843	2,303,978
Series 2013-GC10, Class C,
4.285%, 02/10/2046 (P)(S)	1,140,200	1,153,911
Series 2014-NEW, Class D,
3.790%, 01/10/2031 (S)	2,300,000	2,197,531
Series 2015-590M, Class C,
3.805%, 10/10/2035 (P)(S)	1,580,000	1,547,025
Series 2016-ICE2, Class D,
6.184%, 03/15/2033 (P)(S)	1,990,000	1,994,029
Series 2016-RENT, Class D,
4.202%, 02/10/2029 (P)(S)	1,515,000	1,460,974
Series 2005-GG4, Class XC IO,
0.492%, 07/10/2039 (S)	96,030	42
HarborView Mortgage Loan Trust
Series 2005-11, Class X IO,
2.495%, 08/19/2045	3,575,175	208,559
Series 2005-9, Class 2A1C,
0.888%, 06/20/2035 (P)	1,469,326	1,302,456
Series 2007-3, Class ES IO,
0.350%, 05/19/2047 (S)	5,080,912	78,457
Series 2007-4, Class ES IO,
0.350%, 07/19/2047	5,370,354	77,421
Series 2007-6, Class ES IO,
0.344%, 08/19/2037 (S)	4,154,703	52,046
HILT Mortgage Trust, Series 2014-ORL,
Class D 2.584%, 07/15/2029 (P)(S)	1,475,000	1,426,090
Hilton USA Trust
Series 2013-HLF, Class EFL,
4.186%, 11/05/2030 (P)(S)	1,088,057	1,084,332
Series 2013-HLT, Class DFX,
4.407%, 11/05/2030 (S)	1,656,000	1,662,638
Series 2013-HLT, Class EFX,
4.453%, 11/05/2030 (P)(S)	1,000,000	1,001,972
Hudsons Bay Simon JV Trust,
Series 2015-HBFL, Class DFL
4.086%, 08/05/2034 (P)(S)	995,000	983,706
Impac Secured Assets CMN Owner Trust,
Series 2004-4, Class M2
1.256%, 02/25/2035 (P)	945,000	867,333
Impac Secured Assets Trust,
Series 2006-5, Class 2A
0.646%, 12/25/2036 (P)	873,648	813,280
IndyMac Index Mortgage Loan Trust
Series 2005-AR12, Class AX2 IO,
2.261%, 07/25/2035	17,889,493	1,368,629
Series 2005-AR8, Class AX2 IO,
2.296%, 05/25/2035	18,930,802	1,351,546
Series 2005-AR18, Class 1X IO,
2.033%, 10/25/2036	8,141,598	688,104
Series 2005-AR18, Class 2X IO,
1.761%, 10/25/2036	17,455,613	911,817
Irvine Core Office Trust, Series 2013-IRV,
Class XA IO 1.211%, 05/15/2048 (S)	23,092,437	888,454
JPMBB Commercial
Mortgage Securities Trust
Series 2013-C14, Class XA IO,
1.106%, 08/15/2046	19,093,980	590,794
Series 2014-C19, Class C,
4.675%, 04/15/2047 (P)	2,185,000	2,169,728
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2006-LDP8, Class AJ,
5.480%, 05/15/2045 (P)	2,000,000	1,995,578
Series 2006-LDP8, Class AM,
5.440%, 05/15/2045	2,670,000	2,677,564
Series 2006-LDP8, Class C,
5.549%, 05/15/2045 (P)	1,000,000	956,322
Series 2007-LD12, Class AM,
6.009%, 02/15/2051 (P)	2,115,000	2,195,855
Series 2011-C3A, Class XA IO,
1.046%, 02/15/2046 (S)	18,830,551	607,549
Series 2011-C4, Class XA IO,
1.366%, 07/15/2046 (S)	23,061,718	786,156
Series 2012-HSBC, Class XA IO,
1.582%, 07/05/2032 (S)	24,735,000	1,889,848
Series 2014-FL5, Class C,
2.534%, 07/15/2031 (P)(S)	2,475,000	2,442,188
Series 2014-INN, Class F,
4.434%, 06/15/2029 (P)(S)	2,125,000	2,015,802
Series 2014-PHH, Class C,
2.534%, 08/15/2027 (P)(S)	2,215,000	2,183,294
Series 2015-MAR7, Class C,
4.490%, 06/05/2032 (S)	1,750,000	1,673,830
Series 2015-SG, Class B,
3.184%, 07/15/2036 (P)(S)	1,145,000	1,138,491
Series 2015-UES, Class E,
3.741%, 09/05/2032 (P)(S)	1,000,000	932,881
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	1,115,187	1,126,916
Series 2007-LDPX, Class A3,
5.420%, 01/15/2049	3,593,637	3,652,809
LB-UBS Commercial Mortgage Trust
Series 2006-C4, Class AJ,
5.937%, 06/15/2038 (P)	950,000	948,788
Series 2007-C1, Class AJ,
5.484%, 02/15/2040	500,000	502,567
Series 2007-C7, Class AJ,
6.241%, 09/15/2045 (P)	500,000	497,658
Series 2004-C1, Class XCL IO,
0.423%, 01/15/2036 (S)	4,504,632	3,503
Series 2005-C1, Class XCL IO,
0.277%, 02/15/2040 (S)	33,329	136
Lehman Brothers Small Balance
Commercial Mortgage Pass-Through
Certificates, Series 2005-1A, Class A
0.696%, 02/25/2030 (P)(S)	855,194	789,704
MASTR Adjustable Rate Mortgages Trust
Series 2004-11, Class M2,
1.546%, 11/25/2034 (P)	1,120,000	1,086,106
Series 2004-13, Class 2A1,
2.850%, 04/21/2034 (P)	208,285	208,241
Series 2004-8, Class 5A1,
2.760%, 08/25/2034 (P)	182,228	179,904

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
MASTR Alternative Loans Trust,
Series 2004-4, Class 8A1
6.500%, 05/25/2034	$748,115	$765,114
Merrill Lynch Mortgage Investors Trust,
Series 2005-2, Class 1A
1.904%, 10/25/2035 (P)	997,195	962,514
Merrill Lynch Mortgage Trust
Series 2008-C1, Class X IO,
0.360%, 02/12/2051 (S)	43,503,772	189,633
Series 2005-CIP1, Class XC IO,
0.033%, 07/12/2038 (S)	10,942,116	109
Series 2006-C2, Class X IO,
0.342%, 08/12/2043 (S)	7,773,880	2,034
Merrill Lynch/Countrywide
Commercial Mortgage Trust
Series 2007-5, Class AM,
5.419%, 08/12/2048	2,740,000	2,791,562
Series 2007-5, Class AMFL,
0.615%, 08/12/2048 (P)(S)	1,000,000	959,601
Series 2007-6, Class AM,
5.526%, 03/12/2051 (P)	1,525,000	1,533,203
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2012-C5, Class XA IO,
1.732%, 08/15/2045 (S)	17,409,764	1,076,484
Series 2012-C6, Class XA IO,
2.065%, 11/15/2045 (S)	13,794,526	970,457
Series 2013-C7, Class B,
3.769%, 02/15/2046	1,000,000	1,032,306
Series 2013-C7, Class C,
4.177%, 02/15/2046 (P)	899,000	876,919
Series 2013-C7, Class XA IO,
1.628%, 02/15/2046	28,572,468	1,914,950
Series 2014-C18, Class 300D,
5.279%, 08/15/2031	745,000	747,255
Morgan Stanley Capital I Trust
Series 2006-T23, Class A4,
5.959%, 08/12/2041 (P)	45,325	45,269
Series 2007-IQ14, Class AM,
5.681%, 04/15/2049 (P)	3,095,000	3,077,387
Series 2011-C3, Class XA IO,
1.126%, 07/15/2049 (S)	15,480,891	390,101
Series 2012-C4, Class AS,
3.773%, 03/15/2045	2,371,500	2,506,964
Series 2014-150E, Class D,
4.438%, 09/09/2032 (P)(S)	3,385,000	3,298,064
Series 2015, Class XLF1 C,
2.634%, 08/14/2031 (P)(S)	1,635,000	1,622,445
Series 2005-IQ9, Class X1 IO,
1.287%, 07/15/2056 (S)	103,970	1,045
Series 2005-T17, Class X1 IO,
0.787%, 12/13/2041 (S)	36,616	333
Morgan Stanley Mortgage Loan Trust,
Series 2004-6AR, Class 2A2
2.896%, 08/25/2034 (P)	1,170,118	1,149,403
MortgageIT Trust, Series 2005-2,
Class 1A2 0.776%, 05/25/2035 (P)	676,388	629,861
Nomura Asset Acceptance Corp.
Alternative Loan Trust,
Series 2004-AP3, Class A6
4.793%, 10/25/2034	148,873	152,519
Opteum Mortgage Acceptance Corp.
Asset Backed Pass-Through Certificates
Series 2005-2, Class M2,
0.896%, 04/25/2035 (P)	1,190,000	1,090,013
Series 2005-3, Class APT,
0.736%, 07/25/2035 (P)	1,126,612	1,087,754
Residential Accredit Loans, Inc.
Series 2005-QO4, Class XIO IO,
2.276%, 12/25/2045	9,052,938	871,305
Series 2004-QS16, Class 1A1,
5.500%, 12/25/2034	673	675
Sequoia Mortgage Trust, Series 2005-3,
Class A1 0.638%, 05/20/2035 (P)	3,035	2,752
TimberStar Trust, Series 2006-1A,
Class A 5.668%, 10/15/2036 (S)	900,000	905,666
TMSQ Mortgage Trust, Series 2011-1500,
Class D 3.963%, 10/10/2036 (P)(S)	925,000	860,692
UBS Commercial Mortgage Trust,
Series 2012-C1, Class B
4.822%, 05/10/2045	850,000	904,553
UBS-Barclays Commercial
Mortgage Trust, Series 2012-C2,
Class XA IO 1.653%, 05/10/2063 (S)	22,026,132	1,265,743
VNDO Mortgage Trust,
Series 2013-PENN, Class D
4.079%, 12/13/2029 (P)(S)	1,919,000	1,942,136
Wachovia Bank
Commercial Mortgage Trust
Series 2005-C21, Class AJ,
5.290%, 10/15/2044 (P)	190,967	190,774
Series 2007-C30, Class AJ,
5.413%, 12/15/2043 (P)	1,800,000	1,793,545
Series 2007-C31, Class AJ,
5.660%, 04/15/2047 (P)	600,000	601,363
Series 2007-C31, Class AM,
5.591%, 04/15/2047 (P)	2,000,000	2,044,781
Series 2007-C33, Class AJ,
5.948%, 02/15/2051 (P)	1,000,000	985,709
Series 2005-C17, Class XC IO,
0.284%, 03/15/2042 (S)	1,432,311	6,487
WaMu Mortgage Pass
Through Certificates
Series 2004-AR8, Class A2,
0.846%, 06/25/2044 (P)	868,920	799,526
Series 2004-CB2, Class 1A,
5.000%, 07/25/2034	845,452	877,657
Series 2005-AR19, Class A1A2,
0.736%, 12/25/2045 (P)	1,221,275	1,059,790
Series 2005-AR2, Class 2A1B,
0.816%, 01/25/2045 (P)	2,054,169	1,843,942
Series 2005-AR2, Class 2A3,
0.796%, 01/25/2045 (P)	656,371	607,719
Series 2005-AR8, Class 2AB2,
0.866%, 07/25/2045 (P)	2,443,548	2,152,457
Series 2005-AR8, Class 2AB3,
0.806%, 07/25/2045 (P)	725,750	635,294
Washington Mutual Alternative Mortgage
Pass Through Certificates,
Series 2005-1, Class 6A1
6.500%, 03/25/2035	6,667	6,650

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C,
2.710%, 03/18/2028 (P)(S)	$4,125,000	$4,016,339
Series 2013-BTC, Class E,
3.550%, 04/16/2035 (P)(S)	2,735,000	2,484,633
Series 2015-LC22, Class B,
4.539%, 09/15/2058 (P)	1,000,000	1,089,945
Wells Fargo Mortgage Backed
Securities Trust, Series 2005-AR3,
Class 1A2 2.880%, 03/25/2035 (P)	664,134	659,261
WF-RBS Commercial Mortgage Trust
Series 2011-C2, Class XA IO,
0.805%, 02/15/2044 (S)	46,269,839	1,395,757
Series 2011-C3, Class XA IO,
1.596%, 03/15/2044 (S)	30,134,490	1,466,854
Series 2012-C10, Class XA IO,
1.729%, 12/15/2045 (S)	8,556,636	660,044
Series 2012-C9, Class XA IO,
2.139%, 11/15/2045 (S)	24,726,228	2,079,327
Series 2013-C15, Class B,
4.479%, 08/15/2046 (P)	1,505,000	1,630,196
Series 2013-C15, Class C,
4.479%, 08/15/2046 (P)	1,000,000	1,029,731
Series 2013-C16, Class B,
4.983%, 09/15/2046 (P)	635,000	710,343
Series 2013-C16, Class XA IO,
0.986%, 09/15/2046 (P)	15,144,506	626,887
WFCG Commercial Mortgage Trust,
Series 2015-BXRP, Class D
3.005%, 11/15/2029 (P)(S)	192,823	190,090
		242,667,170
U.S. Government Agency - 2.4%
Federal Home Loan Mortgage Corp.
Series 2013-DN2, Class M1,
1.896%, 11/25/2023 (P)	934,531	938,035
Series 2015-DNA1, Class M2,
2.296%, 10/25/2027 (P)	1,255,000	1,252,264
Series 2015-DNA1, Class M3,
3.746%, 10/25/2027 (P)	425,000	415,607
Series 2016-HQA1, Class M2,
3.196%, 09/25/2028 (P)	2,260,000	2,290,724
Series 2016-HQA2, Class M2,
2.696%, 11/25/2028 (P)	695,000	697,044
Series 290, Class IO,
3.500%, 11/15/2032	4,294,762	669,076
Series 3387, Class SB IO,
5.986%, 11/15/2037	5,656,343	1,089,589
Series 3632, Class AP,
3.000%, 02/15/2040	2,378,186	2,463,074
Series 3830, Class NI IO,
4.500%, 01/15/2036	3,335,277	202,414
Series K005, Class AX IO,
1.367%, 11/25/2019	28,082,639	1,143,570
Series K006, Class BX1 IO,
5.533%, 02/25/2020	4,479,965	788,645
Series K010, Class X1 IO,
0.315%, 10/25/2020	34,190,826	290,338
Series K011, Class X1 IO,
0.293%, 11/25/2020	52,937,024	591,386
Series K014, Class X1 IO,
1.212%, 04/25/2021	14,444,681	729,179
Series K015, Class X1 IO,
1.624%, 07/25/2021	20,198,023	1,370,232
Series K017, Class X1 IO,
1.411%, 12/25/2021	23,366,517	1,418,095
Series K018, Class X1 IO,
1.403%, 01/25/2022	10,420,230	650,950
Series K021, Class A2,
2.396%, 06/25/2022	1,000,000	1,024,584
Series K021, Class X1 IO,
1.488%, 06/25/2022	16,412,297	1,181,556
Series K022, Class X1 IO,
1.276%, 07/25/2022	29,965,894	1,890,060
Series K024, Class X1 IO,
0.885%, 09/25/2022	10,884,286	476,649
Series K026, Class X1 IO,
1.177%, 11/25/2022	13,446,365	719,469
Series K038, Class A2,
3.389%, 03/25/2024	3,600,000	3,900,923
Series K705, Class X1 IO,
1.729%, 09/25/2018	15,205,031	513,831
Series K707, Class X1 IO,
1.535%, 12/25/2018	11,173,032	366,984
Series K709, Class X1 IO,
1.523%, 03/25/2019	32,392,435	1,170,938
Series K710, Class X1 IO,
1.907%, 05/25/2019	42,718,232	1,851,545
Series KAIV, Class X1 IO,
1.334%, 06/25/2021	25,076,629	1,293,651
Series KS01, Class X1 IO,
1.435%, 01/25/2023	15,406,372	981,435
Series KS03, Class X IO,
0.438%, 08/25/2025	39,179,131	726,170
Series T-41, Class 3A,
5.893%, 07/25/2032 (P)	1,673	1,781
Federal National Mortgage Association
Series 2001-50, Class BA,
7.000%, 10/25/2041	339	393
Series 2011-118, Class CD,
3.500%, 10/25/2039	3,014,651	3,154,250
Series 2011-41, Class KA,
4.000%, 01/25/2041	843,931	882,186
Series 2011-86, Class NA,
4.000%, 01/25/2041	1,529,908	1,574,393
Series 2012-103, Class PS IO,
6.204%, 04/25/2042	3,100,737	616,818
Series 2012-137, Class WI IO,
3.500%, 12/25/2032	4,254,949	626,999
Series 2012-30, Class PB,
2.250%, 10/25/2040	2,145,847	2,171,493
Series 2012-38, Class PA,
2.000%, 09/25/2041	2,107,355	2,116,449
Series 2012-M5, Class X IO,
0.730%, 02/25/2022	31,373,102	878,114
Series 2012-MB, Class X1 IO,
2.112%, 12/25/2019	10,338,424	372,998
Series 2013-M11, Class SA IO,
6.224%, 01/25/2018	12,235,362	560,909
Series 2002-W3, Class A5,
7.500%, 11/25/2041	12,577	14,688

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National
Mortgage Association
Series 2008-90, Class IO,
0.761%, 12/16/2050	$6,108,392	$567,672
Series 2012-114, Class IO,
0.900%, 01/16/2053	18,870,308	1,276,884
Series 2012-120, Class IO,
0.904%, 02/16/2053	15,576,107	956,734
Series 2012-125, Class IO,
0.502%, 02/16/2053	17,000,589	614,896
Series 2012-70, Class IO,
0.591%, 08/16/2052	9,753,883	331,795
Series 2013-63, Class IO,
0.772%, 09/16/2051	18,132,486	1,040,799
		50,858,268
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $295,425,460)		$293,525,438

ASSET BACKED SECURITIES - 9.6%
ABCLO, Ltd., Series 2007-1A, Class C
2.478%, 04/15/2021 (P)(S)	2,000,000	1,997,102
ACA CLO, Ltd., Series 2007-1A, Class E
5.372%, 06/15/2022 (P)(S)	1,096,477	974,390
ACAS CLO, Ltd., Series 2007-1A,
Class D 4.884%, 04/20/2021 (P)(S)	1,500,000	1,485,684
ACE Securities Corp. Home Equity
Loan Trust, Series 2005-HE3, Class M2
1.121%, 05/25/2035 (P)	740,962	714,763
Aegis Asset Backed Securities Trust,
Series 2005-4, Class M1
0.896%, 10/25/2035 (P)	2,915,000	2,662,892
Aircraft Lease Securitisation, Ltd.,
Series 2007-1A, Class G3
0.696%, 05/10/2032 (P)(S)	200,715	198,206
Ally Auto Receivables Trust
Series 2014-2, Class A4,
1.840%, 01/15/2020	2,385,000	2,406,263
Series 2015-1, Class A4,
1.750%, 05/15/2020	1,725,000	1,737,297
Ally Master Owner Trust
Series 2012-4, Class A,
1.720%, 07/15/2019	1,380,000	1,384,152
Series 2015-3, Class A,
1.630%, 05/15/2020	2,515,000	2,507,392
Alterna Funding I LLC, Series 2014-1A
1.639%, 02/15/2021 (S)	455,204	441,121
American Express Credit Account
Master Trust, Series 2014-4, Class A
1.430%, 06/15/2020	2,505,000	2,515,611
Ameriquest Mortgage Securities, Inc.
Series 2005-R10, Class M1,
0.856%, 01/25/2036 (P)	1,100,000	1,039,635
Series 2005-R3, Class M2,
0.916%, 05/25/2035 (P)	1,070,000	1,018,333
Amresco Residential Securities Mortgage
Loan Trust, Series 1998-1, Class A6
6.510%, 08/25/2027	33	35
Apidos Cinco CDO, Ltd., Series 2007-CA,
Class D 4.876%, 05/14/2020 (P)(S)	1,000,000	948,466
Applebee’s Funding LLC, Series 2014-1,
Class A2 4.277%, 09/05/2044 (S)	3,955,000	3,981,160
Arby’s Funding LLC, Series 2015-1A,
Class A2 4.969%, 10/30/2045 (S)	2,109,400	2,186,450
Argent Securities, Inc.
Series 2003-W10, Class M1,
1.519%, 01/25/2034 (P)	507,180	469,475
Series 2004-W6, Class M1,
1.271%, 05/25/2034 (P)	402,395	381,927
ARL First LLC, Series 2012-1A, Class A2
3.810%, 12/15/2042 (S)	1,100,000	1,037,820
Bank of the West Auto Trust
Series 2014-1, Class A4,
1.650%, 03/16/2020 (S)	2,035,000	2,037,904
Series 2015-1, Class A4,
1.660%, 09/15/2020 (S)	2,045,000	2,035,166
Battalion CLO, Ltd.
Series 2007-1A, Class D,
2.780%, 07/14/2022 (P)(S)	1,250,000	1,221,216
Series 2007-1A, Class E,
4.880%, 07/14/2022 (P)(S)	1,000,000	942,260
Bayview Financial Mortgage Pass-
Through Trust, Series 2006-A,
Class 1A3 5.865%, 02/28/2041	644,531	695,700
Blue Hill CLO, Ltd., Series 2013-1A,
Class E 5.228%, 01/15/2026 (P)(S)	1,000,000	668,161
Bravo Mortgage Asset Trust
Series 2006-1A, Class A2,
0.686%, 07/25/2036 (P)(S)	1,973,903	1,859,436
Series 2006-1A, Class A3,
0.796%, 07/25/2036 (P)(S)	1,315,000	1,131,200
Business Loan Express SBA Loan Trust,
Series 2005-1A, Class A
0.746%, 06/27/2033 (P)(S)	1,216,143	1,033,721
California Republic
Auto Receivables Trust
Series 2014-4, Class A4,
1.840%, 06/15/2020	1,770,000	1,768,563
Series 2015-2, Class A4,
1.750%, 01/15/2021	2,015,000	2,000,633
Canaras Summit CLO, Ltd.
Series 2007-1A, Class D,
2.873%, 06/19/2021 (P)(S)	1,400,000	1,335,824
Series 2007-1A, Class E,
4.973%, 06/19/2021 (P)(S)	400,000	372,446
Capital One Multi-Asset Execution Trust,
Series 2015-A5, Class A5
1.600%, 05/17/2021	2,330,000	2,346,549
CarMax Auto Owner Trust
Series 2015-2, Class A4,
1.800%, 03/15/2021	975,000	978,824
Series 2016-1, Class A4,
1.880%, 06/15/2021	980,000	984,250
Series 2016-2, Class A4,
1.680%, 09/15/2021	1,340,000	1,331,751
Chase Issuance Trust
Series 2014-A7, Class A,
1.380%, 11/15/2019	2,735,000	2,743,430
Series 2015, Class A2A,
1.590%, 02/18/2020	2,575,000	2,592,105
Chrysler Capital Auto Receivables Trust,
Series 2014-BA, Class A4
1.760%, 12/16/2019 (S)	900,000	901,679
Citibank Credit Card Issuance Trust
Series 2007-A8, Class A8,
5.650%, 09/20/2019	1,115,000	1,179,772

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Citibank Credit Card Issuance Trust (continued)
Series 2014-A8, Class A8,
1.730%, 04/09/2020	$2,860,000	$2,885,575
Citicorp Residential Mortgage Trust,
Series 2007-2, Class A6
6.265%, 06/25/2037	296,947	306,076
CKE Restaurant Holdings, Inc.,
Series 2013-1A, Class A2
4.474%, 03/20/2043 (S)	3,862,975	3,854,347
CNH Equipment Trust
Series 2015-C, Class A3,
1.660%, 11/16/2020	2,905,000	2,917,623
Series 2016-B, Class A3,
1.630%, 08/16/2021	1,060,000	1,060,437
COA Caerus CLO, Ltd., Series 2007-6A,
Class D 7.367%, 12/13/2019 (P)(S)	1,000,000	999,916
Conseco Financial Corp., Series 1996-10,
Class M1 7.240%, 11/15/2028 (P)	1,110,864	1,176,224
Countrywide Asset-Backed
Certificates Trust, Series 2004-10,
Class AF5B 5.613%, 02/25/2035	818,207	825,551
Credit-Based Asset Servicing
and Securitization LLC
Series 2005-CB4, Class M1,
0.866%, 07/25/2035 (P)	605,000	590,472
Series 2006-MH1, Class B1,
5.304%, 10/25/2036 (S)	460,000	409,624
Cronos Containers Program, Ltd.,
Series 2013-1A, Class A
3.080%, 04/18/2028 (S)	1,521,667	1,442,503
CSMC Trust, Series 2006-CF2, Class M1
0.916%, 05/25/2036 (P)(S)	939,432	924,422
DB Master Finance LLC, Series 2015-1A,
Class A2II 3.980%, 02/20/2045 (S)	4,823,938	4,909,804
Discover Card Execution Note Trust,
Series 2016-A1, Class A1
1.640%, 07/15/2021	5,225,000	5,257,123
Doral CLO II, Ltd., Series 2012-2A,
Class B 3.135%, 05/26/2023 (P)(S)	500,000	489,612
Driven Brands Funding LLC,
Series 2015-1A, Class A2
5.216%, 07/20/2045 (S)	1,532,300	1,519,687
Encore Credit Receivables Trust,
Series 2005-2, Class M2
1.136%, 11/25/2035 (P)	1,173,216	1,147,158
EquiFirst Mortgage Loan Trust,
Series 2004-3, Class M3
1.421%, 12/25/2034 (P)	1,010,913	910,126
Ford Credit Auto Owner Trust
Series 2014-1, Class B,
2.410%, 11/15/2025 (S)	1,470,000	1,465,160
Series 2015-A, Class A4,
1.640%, 06/15/2020	1,175,000	1,179,448
Series 2015-B, Class A4,
1.580%, 08/15/2020	1,235,000	1,237,344
Series 2016-B, Class A4,
1.520%, 08/15/2021	735,000	731,963
Ford Credit Floorplan Master Owner Trust
Series 2012-5, Class A,
1.490%, 09/15/2019	2,275,000	2,279,133
Series 2014-4, Class A1,
1.400%, 08/15/2019	2,905,000	2,905,913
FRS I LLC, Series 2013-1A, Class B
3.960%, 04/15/2043 (S)	1,594,874	1,580,144
Gale Force 4 CLO, Ltd., Series 2007-4A,
Class D 4.136%, 08/20/2021 (P)(S)	1,000,000	989,921
GM Financial Automobile Leasing Trust
Series 2015-1, Class A4,
1.730%, 06/20/2019	675,000	676,738
Series 2015-2, Class A4,
1.850%, 07/22/2019	2,213,000	2,220,299
GMF Floorplan Owner Revolving Trust,
Series 2015-1, Class A1
1.650%, 05/15/2020 (S)	1,390,000	1,386,795
Golden Knight CDO, Ltd.,
Series 2007-2A, Class D
2.028%, 04/15/2019 (P)(S)	2,000,000	1,908,264
Goldentree Loan Opportunities V, Ltd.,
Series 2007-5A, Class E
5.633%, 10/18/2021 (P)(S)	1,100,000	1,090,159
GSAA Home Equity Trust,
Series 2005-11, Class 3A1
0.716%, 10/25/2035 (P)	1,004,878	940,857
GSAA Trust, Series 2005-10, Class M3
0.996%, 06/25/2035 (P)	1,574,637	1,526,558
GSC Group CDO Fund VIII, Ltd.,
Series 2007-8A, Class C
2.108%, 04/17/2021 (P)(S)	1,000,000	983,504
GSRPM Mortgage Loan Trust,
Series 2006-1, Class A1
0.746%, 03/25/2035 (P)(S)	1,234,810	1,212,744
Halcyon Loan Investors CLO I, Inc.,
Series 2006-1A, Class D
4.136%, 11/20/2020 (P)(S)	700,000	660,078
HarbourView CLO VI, Ltd.,
Series HARV6-6A, Class D
4.330%, 12/27/2019 (P)(S)	1,500,000	1,488,780
Home Equity Asset Trust
Series 2005-1, Class M4,
1.466%, 05/25/2035 (P)	875,000	842,609
Series 2005-3, Class M4,
1.406%, 08/25/2035 (P)	800,000	740,940
Honda Auto Receivables Owner Trust
Series 2014-3, Class A4,
1.310%, 10/15/2020	3,500,000	3,505,318
Series 2015-2, Class A4,
1.470%, 08/23/2021	1,790,000	1,793,791
Series 2015-3, Class A4,
1.560%, 10/18/2021	1,835,000	1,843,138
Series 2016-2, Class A4,
1.620%, 08/15/2022	1,895,000	1,894,971
John Deere Owner Trust
Series 2014-B, Class A4,
1.500%, 06/15/2021	1,700,000	1,701,567
Series 2015, Class AA4,
1.650%, 12/15/2021	935,000	937,141
KVK CLO, Ltd., Series 2012-1A, Class E
6.878%, 07/15/2023 (P)(S)	1,300,000	1,207,010
Merrill Lynch Mortgage Investors Trust
Series 2004-OPT1, Class A1A,
0.966%, 06/25/2035 (P)	979,746	939,329
Series 2005-WMC1, Class M1,
1.196%, 09/25/2035 (P)	640,103	607,082
Miramax LLC, Series 2014-1A, Class A2
3.340%, 07/20/2026 (S)	848,160	848,412
Mountain View CLO II, Ltd.,
Series 2006-2A, Class B
1.031%, 01/12/2021 (P)(S)	1,000,000	958,616

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
MVW Owner Trust
Series 2014-1A, Class A,
2.250%, 09/20/2031 (S)	$402,122	$393,586
Series 2015-1A, Class A,
2.520%, 12/20/2032 (S)	1,118,707	1,112,200
Nationstar Home Equity Loan Trust,
Series 2006-B, Class AV4
0.726%, 09/25/2036 (P)	1,957,224	1,829,352
Nautique Funding, Ltd., Series 2006-1A,
Class D 4.628%, 04/15/2020 (P)(S)	1,000,000	954,978
New Century Home Equity Loan Trust
Series 2005-1, Class M1,
1.121%, 03/25/2035 (P)	2,125,000	1,972,932
Series 2005-2, Class M2,
0.896%, 06/25/2035 (P)	2,920,000	2,772,041
Nissan Auto Receivables Owner Trust,
Series 2016-B, Class A4
1.540%, 10/17/2022	1,005,000	999,192
Nissan Master
Owner Trust Receivables Trust,
Series 2015-A, Class A2
1.440%, 01/15/2020	2,545,000	2,547,473
Octagon Investment Partners XI, Ltd.
Series 2007-1A, Class B,
1.412%, 08/25/2021 (P)(S)	1,000,000	941,667
Series 2007-1A, Class C,
2.662%, 08/25/2021 (P)(S)	750,000	703,098
Porsche Innovative Lease Owner Trust,
Series 2014-1, Class A4
1.260%, 09/21/2020 (S)	1,345,000	1,344,654
RASC Series Trust, Series 2005-KS7,
Class M4 1.026%, 08/25/2035 (P)	2,000,000	1,900,862
Renaissance Home Equity Loan Trust,
Series 2005-2, Class AF4
4.934%, 08/25/2035	1,885,000	1,891,616
Saxon Asset Securities Trust,
Series 2006-2, Class A3C
0.583%, 09/25/2036 (P)	2,171,699	2,064,352
Shasta CLO, Ltd., Series 2007-1A,
Class B2L 4.184%, 04/20/2021 (P)(S)	1,500,000	1,430,370
Shinnecock CLO, Series 2006-1A,
Class D 2.428%, 07/15/2018 (P)(S)	1,400,000	1,347,048
Sierra Timeshare Receivables
Funding LLC, Series 2014-2A, Class A
2.050%, 06/20/2031 (S)	827,987	824,862
Sonic Capital LLC, Series 2016-1A,
Class A2 4.472%, 05/20/2046 (S)	850,000	850,000
Soundview Home Loan Trust,
Series 2005-CTX1, Class M2
0.886%, 11/25/2035 (P)	955,000	907,302
Specialty Underwriting &
Residential Finance Trust
Series 2005-AB1, Class M1,
1.091%, 03/25/2036 (P)	435,339	430,004
Series 2006-BC1, Class A2D,
0.746%, 12/25/2036 (P)	2,280,000	2,247,167
Structured Asset Investment Loan Trust
Series 2005-1, Class M2,
1.166%, 02/25/2035 (P)(S)	1,485,000	1,413,871
Series 2005-2, Class M2,
1.181%, 03/25/2035 (P)	2,245,000	2,109,366
Structured Asset Securities Corp. Trust,
Series 2005-AR1, Class M1
0.876%, 09/25/2035 (P)	775,000	739,280
SunTrust Auto Receivables Trust,
Series 2015-1, Class A4
1.780%, 01/15/2021 (S)	2,070,000	2,073,851
Symphony CLO IV, Ltd., Series 2007-4A,
Class D 3.883%, 07/18/2021 (P)(S)	1,000,000	983,596
Synchrony Credit Card Master Note Trust,
Series 2016-1, Class A
2.040%, 03/15/2022	1,480,000	1,498,033
Taco Bell Funding, LLC
Series 2016-1A, Class A2I,
3.832%, 05/25/2046 (S)	2,045,000	2,048,783
Series 2016-1A, Class A2II,
4.377%, 05/25/2046 (S)	2,000,000	2,002,800
TAL Advantage V LLC
Series 2013-1A, Class A,
2.830%, 02/22/2038 (S)	877,500	828,025
Series 2014-1A, Class A,
3.510%, 02/22/2039 (S)	1,856,125	1,779,004
Telos CLO, Ltd., Series 2007-2A, Class D
2.828%, 04/15/2022 (P)(S)	1,000,000	977,058
Toyota Auto Receivables Owner Trust
Series 2014-C, Class A4,
1.440%, 04/15/2020	1,165,000	1,167,829
Series 2015-B, Class A4,
1.740%, 09/15/2020	1,715,000	1,726,247
Series 2016-B, Class A4,
1.520%, 08/16/2021	1,200,000	1,198,139
Volkswagen Credit Auto Master Trust,
Series 2014-1A, Class A2
1.400%, 07/22/2019 (S)	1,360,000	1,344,674
Voya CLO III, Ltd., Series 2006-3A,
Class D 4.120%, 12/13/2020 (P)(S)	850,000	806,942
Wendys Funding LLC
Series 2015-1A, Class A2I,
3.371%, 06/15/2045 (S)	3,258,625	3,239,073
Series 2015-1A, Class A2II,
4.080%, 06/15/2045 (S)	1,393,000	1,399,129
Westgate Resorts LLC
Series 2013-1A, Class B,
3.750%, 08/20/2025 (S)	198,568	198,507
Series 2014-1A, Class A,
2.150%, 12/20/2026 (S)	1,734,896	1,705,628
Series 2014-1A, Class B,
3.250%, 12/20/2026 (S)	1,111,597	1,094,576
Series 2014-AA, Class A,
6.250%, 10/20/2026 (S)	477,089	475,323
Series 2015-1A, Class A,
2.750%, 05/20/2027 (S)	907,153	898,909
Series 2015-2A, Class B,
4.000%, 07/20/2028 (S)	1,998,317	1,983,096
Series 2016-1A, Class A,
3.500%, 12/20/2028 (S)	905,885	897,794
World Omni Auto Receivables Trust,
Series 2016-A, Class A3
1.770%, 09/15/2021	2,960,000	2,982,764
World Omni Automobile Lease
Securitization Trust, Series 2014-A,
Class A4 1.370%, 01/15/2020	1,390,000	1,391,563
TOTAL ASSET BACKED SECURITIES (Cost $204,144,791)		$204,587,386

PREFERRED SECURITIES - 0.4%
Consumer staples - 0.0%
Ocean Spray Cranberries, Inc.,
Series A, 6.250% (S)	5,034	$435,126

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
PREFERRED SECURITIES (continued)
Financials - 0.3%
Discover Financial Services, 6.500%	31,500	$832,860
FNB Corp. (7.250% to 02/15/2024, then
3 month LIBOR + 4.600%)	26,000	786,500
GMAC Capital Trust I, 6.402%	76,423	1,914,014
Regions Financial Corp., 6.375%	24,051	631,098
The Goldman Sachs Group, Inc. (5.500%
to 05/10/2023, then
3 month LIBOR + 3.640%)	32,950	853,405
Wells Fargo & Company,
Series L, 7.500%	483	593,786
		5,611,663
Utilities - 0.1%
Dominion Resources, Inc., 6.375%	29,102	1,459,465
Exelon Corp., 6.500%	13,538	639,264
		2,098,729
TOTAL PREFERRED SECURITIES (Cost $8,152,055)		$8,145,518

ESCROW CERTIFICATES - 0.0%
Financials - 0.0%
Lehman Brothers
Holdings, Inc., 01/26/2017 (I)	1,120,000	85,680
TOTAL ESCROW CERTIFICATES (Cost $0)		$85,680

SECURITIES LENDING COLLATERAL - 0.6%
John Hancock
Collateral Trust, 0.5434% (W)(Y)	1,247,460	$12,483,829
TOTAL SECURITIES LENDING
COLLATERAL (Cost $12,481,843)		$12,483,829

SHORT-TERM INVESTMENTS - 10.5%
U.S. Government Agency - 0.3%
Federal Home Loan Bank Discount Notes,
0.015%, 06/01/2016 *	$7,292,000	$7,292,000
Money market funds - 9.1%
State Street Institutional U.S. Government
Money Market Fund, Premier
Class, 0.2421% (Y)	193,337,438	$193,337,438
Repurchase agreement - 1.1%
Barclays Tri-Party Repurchase Agreement
dated 05/31/2016 at 0.290% to be
repurchased at $19,820,160 on
06/01/2016, collateralized by
$19,425,600 U.S. Treasury Inflation
Indexed Notes, 0.625% due 01/15/2026
(valued at $20,216,631,
including interest)	$19,820,000	$19,820,000
Repurchase Agreement with State
Street Corp. dated 05/31/2016 at
0.030% to be repurchased at $2,470,002
on 06/01/2016, collateralized by
$2,520,000 U.S. Treasury Notes,
1.375% due 10/31/2020 (valued at
$2,523,150, including interest)	$2,470,000	$2,470,000
		22,290,000
TOTAL SHORT-TERM INVESTMENTS (Cost $222,919,438)		$222,919,438
Total Investments (Active Bond Fund)
(Cost $2,199,093,481) - 104.6%		$2,227,566,376
Other assets and liabilities, net - (4.6%)		(98,007,546)
TOTAL NET ASSETS - 100.0%		$2,129,558,830

All Cap Core Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 98.4%
Consumer discretionary - 11.1%
Auto components - 1.5%
American Axle &
Manufacturing Holdings, Inc. (I)	64,100	$1,068,547
Cooper Tire & Rubber Company	135,800	4,363,254
Tower International, Inc.	12,500	270,875
Visteon Corp.	45,600	3,419,088
		9,121,764
Automobiles - 0.6%
General Motors Company	106,800	3,340,704
Hotels, restaurants and leisure - 1.1%
Carnival Corp.	86,500	4,129,510
Carrols Restaurant Group, Inc. (I)	51,000	618,120
Cracker Barrel Old Country Store, Inc. (L)	3,600	545,328
Darden Restaurants, Inc.	4,000	271,320
Marriott International, Inc., Class A (L)	18,100	1,195,324
Starbucks Corp.	4,000	219,560
		6,979,162
Household durables - 0.0%
Ethan Allen Interiors, Inc.	2,200	74,294
Leisure products - 1.5%
Smith & Wesson Holding Corp. (I)	161,300	3,930,881
Sturm Ruger & Company, Inc.	74,400	4,927,512
		8,858,393
Media - 2.1%
Comcast Corp., Class A	58,000	3,671,400
Omnicom Group, Inc.	32,900	2,741,557
Scholastic Corp.	6,800	265,540
The Walt Disney Company	45,900	4,554,198
Thomson Reuters Corp.	32,100	1,349,805
		12,582,500
Specialty retail - 4.0%
Aaron’s, Inc.	248,300	6,232,330
GameStop Corp., Class A (L)	131,500	3,826,650
Lowe’s Companies, Inc.	29,000	2,323,770
O’Reilly Automotive, Inc. (I)	15,500	4,098,665

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

All Cap Core Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Outerwall, Inc. (L)	4,900	$202,125
Rent-A-Center, Inc.	223,600	2,944,812
The Children’s Place, Inc.	47,400	3,340,752
The Home Depot, Inc.	12,600	1,664,712
		24,633,816
Textiles, apparel and luxury goods - 0.3%
Michael Kors Holdings, Ltd. (I)	46,900	2,003,568
		67,594,201
Consumer staples - 8.3%
Beverages - 0.2%
Dr. Pepper Snapple Group, Inc.	12,100	1,105,940
Food and staples retailing - 1.5%
Sysco Corp.	147,900	7,115,469
Wal-Mart Stores, Inc.	29,800	2,109,244
		9,224,713
Food products - 4.4%
Campbell Soup Company	94,300	5,711,751
Dean Foods Company	397,700	7,269,956
Pilgrim’s Pride Corp.	195,000	4,849,650
Sanderson Farms, Inc.	10,300	924,013
Tyson Foods, Inc., Class A	121,500	7,749,270
		26,504,640
Household products - 0.8%
Colgate-Palmolive Company	4,500	316,845
The Clorox Company	12,700	1,632,458
The Procter & Gamble Company	36,500	2,957,960
		4,907,263
Tobacco - 1.4%
Altria Group, Inc.	124,200	7,904,088
Philip Morris International, Inc.	8,300	819,044
		8,723,132
		50,465,688
Energy - 7.4%
Energy equipment and services - 3.3%
Atwood Oceanics, Inc. (L)	641,800	6,848,006
Diamond Offshore Drilling, Inc. (L)	273,100	7,051,442
Rowan Companies PLC, Class A	354,400	5,999,992
		19,899,440
Oil, gas and consumable fuels - 4.1%
DHT Holdings, Inc.	438,500	2,394,210
Exxon Mobil Corp.	62,200	5,537,044
Frontline, Ltd. (L)	16,800	149,184
Gener8 Maritime, Inc. (I)	21,700	156,891
Nordic American Tankers, Ltd. (L)	31,500	484,155
Ship Finance International, Ltd. (L)	92,000	1,474,760
Teekay Tankers, Ltd., Class A	159,800	565,692
Tesoro Corp.	97,500	7,612,800
Valero Energy Corp.	124,900	6,832,030
		25,206,766
		45,106,206
Financials - 17.5%
Banks - 6.4%
Banc of California, Inc.	129,500	2,597,770
Bank of America Corp.	354,500	5,243,055
Citigroup, Inc.	240,700	11,209,399
Citizens Financial Group, Inc.	87,100	2,051,205
First BanCorp (I)	62,100	261,441
First Citizens BancShares, Inc., Class A	500	129,530
First NBC Bank Holding Company (I)	13,500	252,045
Heartland Financial USA, Inc.	27,000	947,700
Popular, Inc.	239,600	7,509,064
SunTrust Banks, Inc.	185,500	8,128,610
The Bancorp, Inc. (I)	37,100	250,425
Union Bankshares Corp.	6,800	184,552
		38,764,796
Capital markets - 1.9%
BlackRock, Inc.	16,940	6,163,619
Cohen & Steers, Inc.	15,000	578,850
INTL. FCStone, Inc. (I)	46,800	1,305,252
KCG Holdings, Inc., Class A (I)	26,700	375,669
OM Asset Management PLC	17,700	268,686
The Bank of New York Mellon Corp.	75,100	3,158,706
		11,850,782
Consumer finance - 0.9%
Cash America International, Inc.	41,700	1,512,459
Discover Financial Services	52,500	2,982,525
Navient Corp.	15,000	205,650
World Acceptance Corp. (I)	14,200	620,256
		5,320,890
Diversified financial services - 0.7%
CME Group, Inc.	19,500	1,908,855
Intercontinental Exchange, Inc.	9,300	2,521,416
		4,430,271
Insurance - 3.8%
Alleghany Corp. (I)	3,310	1,803,387
Ambac Financial Group, Inc. (I)	33,500	552,415
Assurant, Inc.	37,900	3,312,081
Assured Guaranty, Ltd.	27,600	742,164
Chubb, Ltd.	18,377	2,326,712
Cincinnati Financial Corp.	62,500	4,318,750
Markel Corp. (I)	6,906	6,581,418
Old Republic International Corp.	181,600	3,479,456
		23,116,383
Real estate investment trusts - 2.9%
Annaly Capital Management, Inc.	684,900	7,246,242
Chimera Investment Corp.	83,000	1,244,170
Equity Residential	83,200	5,758,272
MFA Financial, Inc.	114,800	827,708
Public Storage	7,000	1,775,970
Simon Property Group, Inc.	1,200	237,168
WP Carey, Inc.	5,100	326,961
		17,416,491
Real estate management and development - 0.5%
Alexander & Baldwin, Inc.	5,300	199,598
Altisource Portfolio Solutions SA (I)(L)	109,500	3,058,335
		3,257,933
Thrifts and mortgage finance - 0.4%
MGIC Investment Corp. (I)	343,900	2,424,495
		106,582,041
Health care - 15.9%
Biotechnology - 3.5%
Amgen, Inc.	59,000	9,319,050
Gilead Sciences, Inc.	122,400	10,656,144
PDL BioPharma, Inc.	363,900	1,306,401

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

All Cap Core Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
United Therapeutics Corp. (I)	600	$71,442
		21,353,037
Health care equipment and supplies - 1.6%
Baxter International, Inc.	183,700	7,928,492
C.R. Bard, Inc.	9,000	1,971,360
		9,899,852
Health care providers and services - 4.5%
Aetna, Inc.	75,700	8,571,511
Anthem, Inc.	1,700	224,672
Centene Corp. (I)	108,842	6,786,299
Cigna Corp.	47,600	6,098,036
Express Scripts Holding Company (I)	18,000	1,359,900
Magellan Health Services, Inc. (I)	11,500	761,875
UnitedHealth Group, Inc.	27,200	3,635,824
		27,438,117
Life sciences tools and services - 1.0%
Cambrex Corp. (I)	23,700	1,159,167
Charles River
Laboratories International, Inc. (I)	31,700	2,723,981
PRA Health Sciences, Inc. (I)	19,800	935,154
Waters Corp. (I)	6,600	907,830
		5,726,132
Pharmaceuticals - 5.3%
Bristol-Myers Squibb Company	20,100	1,441,170
Johnson & Johnson	138,400	15,596,296
Merck & Company, Inc.	208,600	11,735,836
Pfizer, Inc.	99,700	3,459,590
		32,232,892
		96,650,030
Industrials - 11.2%
Aerospace and defense - 2.3%
General Dynamics Corp.	18,300	2,596,221
Huntington Ingalls Industries, Inc.	14,900	2,285,809
Northrop Grumman Corp.	3,800	808,146
Raytheon Company	6,200	803,954
Spirit AeroSystems Holdings, Inc., Class A (I)	74,400	3,480,432
The Boeing Company	31,600	3,986,340
		13,960,902
Airlines - 2.9%
American Airlines Group, Inc.	182,300	5,817,193
Hawaiian Holdings, Inc. (I)	100,400	4,062,184
United Continental Holdings, Inc. (I)	174,100	7,850,169
		17,729,546
Building products - 0.6%
American Woodmark Corp. (I)	2,100	169,596
Armstrong Flooring, Inc. (I)	20,800	345,072
Gibraltar Industries, Inc. (I)	10,700	319,716
Insteel Industries, Inc.	4,200	116,424
Masonite International Corp. (I)	4,200	293,286
Owens Corning	9,500	485,165
Universal Forest Products, Inc.	9,300	780,642
USG Corp. (I)	46,100	1,330,446
		3,840,347
Commercial services and supplies - 0.4%
Waste Management, Inc.	36,400	2,218,580
Construction and engineering - 1.1%
Argan, Inc.	70,800	2,456,760
Comfort Systems USA, Inc.	132,800	4,249,600
		6,706,360
Electrical equipment - 0.2%
Emerson Electric Company	17,200	894,744
Industrial conglomerates - 0.3%
Carlisle Companies, Inc.	19,000	1,972,580
General Electric Company	4,000	120,920
		2,093,500
Machinery - 2.5%
AGCO Corp.	23,200	1,204,776
Douglas Dynamics, Inc.	14,300	310,596
FreightCar America, Inc.	21,900	315,579
Global Brass & Copper Holdings, Inc.	38,400	1,047,936
Illinois Tool Works, Inc.	5,300	561,959
Parker-Hannifin Corp.	900	103,356
The Greenbrier Companies, Inc. (L)	219,000	6,285,300
Wabash National Corp. (I)	367,800	5,215,404
		15,044,906
Professional services - 0.7%
Insperity, Inc.	25,700	1,849,629
ManpowerGroup, Inc.	33,600	2,679,600
		4,529,229
Trading companies and distributors - 0.2%
HD Supply Holdings, Inc. (I)	29,000	1,023,700
		68,041,814
Information technology - 20.4%
Communications equipment - 1.0%
Cisco Systems, Inc.	42,200	1,225,910
Comtech Telecommunications Corp.	13,100	301,824
NETGEAR, Inc. (I)	82,100	3,694,500
Ubiquiti Networks, Inc. (I)(L)	33,000	1,315,380
		6,537,614
Electronic equipment, instruments and components - 0.4%
Sanmina Corp. (I)	87,300	2,338,767
Internet software and services - 1.1%
Alphabet, Inc., Class A (I)	2,164	1,620,511
Alphabet, Inc., Class C (I)	3,451	2,538,970
EarthLink Holdings Corp.	299,800	1,966,688
Monster Worldwide, Inc. (I)	106,600	282,490
NIC, Inc.	8,800	174,680
		6,583,339
IT services - 4.7%
Accenture PLC, Class A	44,800	5,329,856
Automatic Data Processing, Inc.	3,500	307,440
CSG Systems International, Inc.	8,900	378,339
Fiserv, Inc. (I)	15,200	1,601,016
IBM Corp.	74,200	11,407,508
Leidos Holdings, Inc.	59,800	2,954,120
NeuStar, Inc., Class A (I)(L)	227,200	5,350,560
Paychex, Inc.	4,100	222,302
The Hackett Group, Inc.	44,200	646,204
Unisys Corp. (I)(L)	65,700	554,508
		28,751,853
Semiconductors and semiconductor equipment - 3.7%
Applied Materials, Inc.	139,200	3,399,264
Intel Corp.	115,700	3,654,963
KLA-Tencor Corp.	41,700	3,041,181

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

All Cap Core Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Linear Technology Corp.	48,600	$2,299,752
MKS Instruments, Inc.	33,800	1,385,124
NVIDIA Corp.	177,500	8,292,800
Photronics, Inc. (I)	41,600	399,360
		22,472,444
Software - 5.1%
Adobe Systems, Inc. (I)	27,200	2,705,584
CA, Inc.	16,300	526,816
Electronic Arts, Inc. (I)	57,500	4,413,125
Manhattan Associates, Inc. (I)	23,700	1,562,541
Mentor Graphics Corp.	9,200	197,248
Microsoft Corp.	260,793	13,822,029
Symantec Corp.	451,700	7,841,512
		31,068,855
Technology hardware, storage and peripherals - 4.4%
Apple, Inc.	136,173	13,598,236
Hewlett Packard Enterprise Company	20,000	369,400
HP, Inc.	667,500	8,931,150
Western Digital Corp.	81,400	3,788,356
		26,687,142
		124,440,014
Materials - 2.9%
Chemicals - 2.8%
Air Products & Chemicals, Inc.	5,900	841,576
LyondellBasell Industries NV, Class A	72,700	5,914,872
The Dow Chemical Company	48,200	2,475,552
The Sherwin-Williams Company	3,200	931,488
Trinseo SA (I)	140,100	6,597,309
		16,760,797
Containers and packaging - 0.1%
AEP Industries, Inc.	11,100	666,111
		17,426,908
Telecommunication services - 1.4%
Diversified telecommunication services - 0.9%
CenturyLink, Inc.	28,300	767,496
Cincinnati Bell, Inc. (I)	83,900	333,922
FairPoint Communications, Inc. (I)	17,200	233,060
IDT Corp., Class B	11,900	176,953
Verizon Communications, Inc.	78,100	3,975,290
		5,486,721
Wireless telecommunication services - 0.5%
Telephone & Data Systems, Inc.	92,000	2,648,680
United States Cellular Corp. (I)	4,100	154,898
		2,803,578
		8,290,299
Utilities - 2.3%
Electric utilities - 1.8%
Edison International	31,800	2,277,834
Entergy Corp.	19,000	1,442,480
Exelon Corp.	141,300	4,842,351
FirstEnergy Corp.	7,400	242,794
MGE Energy, Inc.	2,500	126,775
PPL Corp.	53,500	2,061,890
		10,994,124
Multi-utilities - 0.5%
Consolidated Edison, Inc.	28,500	2,087,910
MDU Resources Group, Inc.	14,300	327,041
Public Service Enterprise Group, Inc.	21,200	948,700
		3,363,651
		14,357,775
TOTAL COMMON STOCKS (Cost $551,095,596)		$598,954,976

SECURITIES LENDING COLLATERAL - 4.2%
John Hancock
Collateral Trust, 0.5434% (W)(Y)	2,572,485	25,743,887
TOTAL SECURITIES LENDING
COLLATERAL (Cost $25,738,969)		$25,743,887

SHORT-TERM INVESTMENTS - 1.4%
Money market funds - 1.4%
State Street Institutional Liquid Reserves Fund,
Premier Class, 0.4552% (Y)	8,425,179	$8,425,179
TOTAL SHORT-TERM INVESTMENTS (Cost $8,425,179)		$8,425,179
Total Investments (All Cap Core Fund)
(Cost $585,259,744) - 104.0%		$633,124,042
Other assets and liabilities, net - (4.0%)		(24,320,887)
TOTAL NET ASSETS - 100.0%		$608,803,155

Alpha Opportunities Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 93.7%
Consumer discretionary - 11.5%
Auto components - 0.4%
Delphi Automotive PLC	82,920	$5,635,243
Automobiles - 0.3%
Fiat Chrysler Automobiles NV	50,241	358,855
Harley-Davidson, Inc.	96,111	4,458,589
		4,817,444
Diversified consumer services - 0.4%
LifeLock, Inc. (I)	82,077	1,072,746
New Oriental Education & Technology
Group, Inc., ADR	88,391	3,734,520
The Honest Company, Inc. (I)(R)	8,330	365,354
		5,172,620
Hotels, restaurants and leisure - 1.5%
Aramark	42,782	1,424,213
Chipotle Mexican Grill, Inc. (I)	2,244	991,758
Las Vegas Sands Corp.	25,812	1,193,547
McDonald’s Corp.	60,463	7,380,114
Panera Bread Company, Class A (I)	48,401	10,607,079
Star Entertainment Group, Ltd. (I)	102,636	418,276
Texas Roadhouse, Inc.	5,194	232,743
Wyndham Worldwide Corp.	8,373	564,256
		22,811,986
Household durables - 1.4%
Harman International Industries, Inc.	38,636	3,022,881
NVR, Inc. (I)	7,490	12,980,170

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
PulteGroup, Inc.	261,685	$4,909,211
		20,912,262
Internet and catalog retail - 2.9%
Amazon.com, Inc. (I)	27,612	19,957,677
Expedia, Inc.	76,855	8,549,350
The Priceline Group, Inc. (I)	7,790	9,849,131
TripAdvisor, Inc. (I)	19,574	1,325,943
Wayfair, Inc., Class A (I)(L)	92,291	3,800,543
		43,482,644
Leisure products - 0.0%
Hasbro, Inc.	3,303	288,319
Media - 0.6%
Comcast Corp., Class A	68,301	4,323,453
DISH Network Corp., Class A (I)	33,003	1,646,850
Sky PLC	253,679	3,540,679
		9,510,982
Multiline retail - 0.1%
Nordstrom, Inc. (L)	33,484	1,271,722
Specialty retail - 2.6%
Advance Auto Parts, Inc.	85,695	13,183,319
CarMax, Inc. (I)(L)	19,102	1,025,013
Jand, Inc., Class A (I)(R)	8,158	90,554
Lowe’s Companies, Inc.	82,498	6,610,565
Restoration Hardware Holdings, Inc. (I)(L)	972	32,329
Ross Stores, Inc.	9,168	489,571
Signet Jewelers, Ltd.	8,243	815,810
The Home Depot, Inc.	61,812	8,166,601
The TJX Companies, Inc.	99,037	7,538,696
Tractor Supply Company	5,232	502,795
		38,455,253
Textiles, apparel and luxury goods - 1.3%
ANTA Sports Products, Ltd.	98,722	215,008
Kate Spade & Company (I)	29,547	645,897
NIKE, Inc., Class B	217,796	12,026,695
Pandora A/S	5,338	793,372
Ralph Lauren Corp.	3,350	316,006
Samsonite International SA	1,482,641	4,436,666
		18,433,644
		170,792,119
Consumer staples - 6.4%
Beverages - 2.2%
Molson Coors Brewing Company, Class B	29,849	2,960,424
Monster Beverage Corp. (I)	81,749	12,262,350
PepsiCo, Inc.	82,740	8,370,806
The Coca-Cola Company	201,926	9,005,900
		32,599,480
Food and staples retailing - 0.9%
Ain Holdings, Inc.	6,886	440,143
Costco Wholesale Corp.	77,561	11,538,750
Sundrug Company, Ltd.	3,702	304,299
Whole Foods Market, Inc.	22,960	742,756
		13,025,948
Food products - 1.3%
ConAgra Foods, Inc.	31,142	1,423,189
Greencore Group PLC	1,313,535	6,550,264
Mondelez International, Inc., Class A	48,010	2,135,965
Nomad Foods, Ltd. (I)	276,385	2,686,462
Post Holdings, Inc. (I)	26,294	1,998,607
The Hershey Company	49,494	4,595,518
		19,390,005
Household products - 0.8%
Colgate-Palmolive Company	150,284	10,581,496
Reckitt Benckiser Group PLC	15,438	1,536,997
		12,118,493
Personal products - 0.4%
Beiersdorf AG	12,294	1,118,256
Coty, Inc., Class A (L)	31,197	821,729
LG Household & Health Care, Ltd.	3,401	3,009,235
The Estee Lauder Companies, Inc., Class A	12,337	1,132,290
		6,081,510
Tobacco - 0.8%
Altria Group, Inc.	6,475	412,069
British American Tobacco PLC	167,904	10,213,977
Philip Morris International, Inc.	5,203	513,432
Reynolds American, Inc.	8,909	442,777
		11,582,255
		94,797,691
Energy - 6.1%
Energy equipment and services - 0.8%
Baker Hughes, Inc.	158,727	7,361,758
Halliburton Company	104,540	4,409,497
		11,771,255
Oil, gas and consumable fuels - 5.3%
Anadarko Petroleum Corp.	113,195	5,870,293
Chevron Corp.	81,084	8,189,484
Cobalt International Energy, Inc. (I)	363,388	813,989
EOG Resources, Inc.	42,437	3,452,674
Golar LNG, Ltd. (L)	108,556	1,888,874
Hess Corp.	65,691	3,936,862
Imperial Oil, Ltd. (L)	230,683	7,342,640
Karoon Gas Australia, Ltd. (I)	584,434	605,221
Marathon Oil Corp.	91,116	1,190,886
Newfield Exploration Company (I)	102,635	4,184,429
Occidental Petroleum Corp.	113,623	8,571,719
Petroleo Brasileiro SA, ADR (I)(L)	252,990	1,424,334
Pioneer Natural Resources Company	103,585	16,606,747
Suncor Energy, Inc.	368,495	10,188,887
World Fuel Services Corp.	102,379	4,706,363
		78,973,402
		90,744,657
Financials - 18.3%
Banks - 6.7%
Bank of America Corp.	1,410,954	20,868,010
Citigroup, Inc.	260,746	12,142,941
Cullen/Frost Bankers, Inc. (L)	14,896	996,542
First Citizens BancShares, Inc., Class A	7,011	1,816,270
First Republic Bank	55,092	3,989,212
HDFC Bank, Ltd.	162,229	3,373,942
Itau Unibanco Holding SA, ADR	220,429	1,765,636
JPMorgan Chase & Co.	149,918	9,785,148
M&T Bank Corp.	98,304	11,747,328
The PNC Financial Services Group, Inc.	250,451	22,475,473
Wells Fargo & Company	219,138	11,114,679
		100,075,181

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Capital markets - 1.5%
BlackRock, Inc.	42,712	$15,540,761
Partners Group Holding AG	1,028	433,476
SEI Investments Company	34,511	1,775,246
The Goldman Sachs Group, Inc.	27,652	4,409,941
		22,159,424
Consumer finance - 0.8%
American Express Company	137,239	9,024,837
LendingClub Corp. (I)(L)	237,079	1,128,496
OneMain Holdings, Inc. (I)	21,407	669,183
Santander Consumer USA Holdings, Inc. (I)	62,248	800,509
		11,623,025
Diversified financial services - 1.7%
Berkshire Hathaway, Inc., Class B (I)	41,425	5,821,870
Cerved Information Solutions SpA	314,082	2,615,474
FactSet Research Systems, Inc.	34,672	5,515,275
Hong Kong Exchanges & Clearing, Ltd.	10,811	258,880
MarketAxess Holdings, Inc.	11,153	1,560,751
Markit, Ltd. (I)(L)	74,403	2,557,231
Moody’s Corp.	17,489	1,725,115
MSCI, Inc.	27,554	2,198,534
Nasdaq, Inc.	5,816	383,914
S&P Global, Inc.	22,038	2,464,069
		25,101,113
Insurance - 5.9%
Alleghany Corp. (I)	6,347	3,458,036
American International Group, Inc.	180,939	10,472,749
Assured Guaranty, Ltd.	58,070	1,561,502
Chubb, Ltd.	159,252	20,162,896
Fairfax Financial Holdings, Ltd.	13,575	6,975,853
Markel Corp. (I)	14,239	13,569,767
Marsh & McLennan Companies, Inc.	155,232	10,256,178
MetLife, Inc.	237,268	10,807,557
PICC Property & Casualty Company, Ltd.,
H Shares	738,000	1,348,505
Reinsurance Group of America, Inc.	58,602	5,809,802
White Mountains Insurance Group, Ltd.	5,181	4,172,674
		88,595,519
Real estate investment trusts - 1.5%
American Tower Corp.	97,399	10,302,866
Equinix, Inc.	16,439	5,950,918
Federal Realty Investment Trust	3,230	494,804
Kennedy Wilson Europe Real Estate PLC	342,472	5,368,870
		22,117,458
Real estate management and development - 0.2%
BR Malls Participacoes SA	542,940	1,735,377
Relo Holdings, Inc.	5,820	792,569
WeWork Companies, Inc., Class A (I)(R)	5,941	298,192
		2,826,138
		272,497,858
Health care - 14.4%
Biotechnology - 1.1%
Actelion, Ltd. (I)	1,355	222,472
Alder Biopharmaceuticals, Inc. (I)	36,869	1,108,651
Biogen, Inc. (I)	16,096	4,663,494
Coherus Biosciences, Inc. (I)	72,116	1,344,963
Five Prime Therapeutics, Inc. (I)	8,185	374,218
Genmab A/S (I)	1,428	258,095
Portola Pharmaceuticals, Inc. (I)	85,724	2,355,696
Regeneron Pharmaceuticals, Inc. (I)	13,733	5,478,506
		15,806,095
Health care equipment and supplies - 3.0%
Align Technology, Inc. (I)	67,982	5,359,021
Becton, Dickinson and Company	33,294	5,541,786
BioMerieux SA	6,157	804,237
Boston Scientific Corp. (I)	43,197	981,004
Corindus Vascular Robotics, Inc. (I)(L)	1,108,835	1,241,895
DexCom, Inc. (I)	121,103	7,809,932
Edwards Lifesciences Corp. (I)	21,911	2,158,234
Hologic, Inc. (I)	211,761	7,286,696
Intuitive Surgical, Inc. (I)	2,258	1,433,175
Medtronic PLC	122,801	9,883,024
Senseonics Holdings, Inc. (I)(L)	325,607	1,243,819
		43,742,823
Health care providers and services - 1.5%
Acadia Healthcare Company, Inc. (I)	44,214	2,602,878
Cardinal Health, Inc.	103,706	8,187,589
Laboratory Corp. of America Holdings (I)	44,882	5,742,652
UnitedHealth Group, Inc.	47,613	6,364,430
		22,897,549
Health care technology - 0.3%
athenahealth, Inc. (I)	33,378	4,234,667
CareView Communications, Inc. (I)	2,320,370	464,074
		4,698,741
Life sciences tools and services - 0.0%
Charles River
Laboratories International, Inc. (I)	3,348	287,694
Lonza Group AG (I)	1,282	221,444
		509,138
Pharmaceuticals - 8.5%
Allergan PLC (I)	87,318	20,585,219
Bristol-Myers Squibb Company	563,982	40,437,509
Eisai Company, Ltd.	69,550	4,289,763
Johnson & Johnson	156,193	17,601,389
Merck & Company, Inc.	350,164	19,700,227
Mylan NV (I)	133,784	5,798,199
Ono Pharmaceutical Company, Ltd.	142,959	6,314,927
Shionogi & Company, Ltd.	10,796	603,567
TherapeuticsMD, Inc. (I)	1,285,175	11,489,465
		126,820,265
		214,474,611
Industrials - 14.3%
Aerospace and defense - 2.0%
Honeywell International, Inc.	134,883	15,353,732
Lockheed Martin Corp.	27,804	6,568,139
Raytheon Company	3,445	446,713
TransDigm Group, Inc. (I)	6,826	1,798,924
United Technologies Corp.	48,517	4,879,840
		29,047,348
Air freight and logistics - 1.4%
FedEx Corp.	39,538	6,522,584
United Parcel Service, Inc., Class B	110,408	11,381,961
XPO Logistics, Inc. (I)(L)	109,487	3,203,590
		21,108,135
Airlines - 0.3%
American Airlines Group, Inc.	36,633	1,168,959

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Airlines (continued)
Spirit Airlines, Inc. (I)	55,296	$2,403,717
United Continental Holdings, Inc. (I)	28,011	1,263,016
		4,835,692
Building products - 1.2%
Builders FirstSource, Inc. (I)	105,871	1,245,043
Fortune Brands Home & Security, Inc.	127,790	7,497,439
Lennox International, Inc.	65,031	8,932,008
		17,674,490
Commercial services and supplies - 1.3%
Cintas Corp.	26,224	2,486,035
Clean Harbors, Inc. (I)	215,605	11,101,501
Republic Services, Inc.	4,626	223,343
Securitas AB, B Shares	13,219	208,445
UniFirst Corp.	18,818	2,176,678
Waste Connections, Inc.	28,916	1,893,131
Waste Management, Inc.	7,478	455,784
		18,544,917
Construction and engineering - 0.0%
Vinci SA	3,993	300,714
Electrical equipment - 1.0%
Acuity Brands, Inc.	1,640	424,826
Eaton Corp. PLC	99,113	6,108,334
Generac Holdings, Inc. (I)(L)	183,668	6,962,854
Zumtobel Group AG	52,344	754,125
		14,250,139
Industrial conglomerates - 0.9%
3M Company	47,372	7,973,655
Danaher Corp.	54,269	5,337,899
General Electric Company	9,478	286,520
		13,598,074
Machinery - 2.0%
Allison Transmission Holdings, Inc.	190,883	5,361,903
IDEX Corp.	80,789	6,732,955
PACCAR, Inc.	97,960	5,461,270
The Middleby Corp. (I)	97,207	12,073,109
		29,629,237
Professional services - 0.0%
IHS, Inc., Class A (I)	4,039	496,514
Road and rail - 3.4%
AMERCO	10,233	3,854,362
Canadian National Railway Company	196,817	11,669,289
DSV A/S	96,756	4,413,542
Genesee & Wyoming, Inc., Class A (I)	130,245	7,823,817
Hertz Global Holdings, Inc. (I)	791,757	7,672,125
Union Pacific Corp.	187,465	15,782,678
		51,215,813
Trading companies and distributors - 0.7%
Fastenal Company (L)	117,650	5,415,430
MSC Industrial Direct Company, Inc., Class A	72,113	5,404,869
		10,820,299
Transportation infrastructure - 0.1%
Macquarie Infrastructure Corp.	10,068	720,969
		212,242,341
Information technology - 16.4%
Communications equipment - 1.0%
Cisco Systems, Inc.	307,300	8,927,065
Motorola Solutions, Inc.	88,584	6,136,214
ParkerVision, Inc. (I)(L)	145,350	482,562
		15,545,841
Electronic equipment, instruments and components - 0.1%
Arrow Electronics, Inc. (I)	25,954	1,677,147
Universal Display Corp. (I)	1,064	71,448
		1,748,595
Internet software and services - 5.3%
Alibaba Group Holding, Ltd., ADR (I)	123,518	10,128,476
Alphabet, Inc., Class A (I)	3,125	2,340,156
Alphabet, Inc., Class C (I)	22,285	16,395,520
Apigee Corp. (I)(L)	33,189	359,437
CoStar Group, Inc. (I)	52,246	10,793,501
Envestnet, Inc. (I)	55,413	1,872,405
Facebook, Inc., Class A (I)	133,258	15,832,383
Gogo, Inc. (I)(L)	152,317	1,712,043
NAVER Corp.	2,104	1,269,029
Quotient Technology, Inc. (I)(L)	238,576	2,662,508
Tencent Holdings, Ltd.	280,646	6,253,873
United Internet AG	68,001	3,207,617
VeriSign, Inc. (I)	3,361	287,231
Zillow Group, Inc., Class A (I)(L)	31,547	922,434
Zillow Group, Inc., Class C (I)(L)	152,718	4,379,952
		78,416,565
IT services - 1.5%
Accenture PLC, Class A	63,857	7,597,067
Alliance Data Systems Corp. (I)	9,738	2,163,686
Automatic Data Processing, Inc.	75,747	6,653,616
Blackhawk Network Holdings, Inc. (I)	47,213	1,625,071
Global Payments, Inc.	33,350	2,590,962
PayPal Holdings, Inc. (I)	8,712	329,226
Paysafe Group PLC (I)	80,952	482,517
Visa, Inc., Class A	5,415	427,460
		21,869,605
Semiconductors and semiconductor equipment - 3.8%
Cypress Semiconductor Corp. (L)	56,318	598,660
First Solar, Inc. (I)	41,116	2,041,409
Intel Corp.	228,494	7,218,125
Lam Research Corp.	65,253	5,403,601
Mellanox Technologies, Ltd. (I)	44,074	2,089,108
Micron Technology, Inc. (I)	759,320	9,658,550
NXP Semiconductors NV (I)	134,393	12,698,795
Qorvo, Inc. (I)	102,431	5,220,908
Skyworks Solutions, Inc.	99,953	6,672,862
Sumco Corp.	261,147	1,828,609
SunPower Corp. (I)(L)	164,812	2,889,154
		56,319,781
Software - 4.6%
Adobe Systems, Inc. (I)	25,155	2,502,168
Autodesk, Inc. (I)	18,759	1,093,087
Cadence Design Systems, Inc. (I)	85,371	2,110,371
Electronic Arts, Inc. (I)	950	72,913
Fair Isaac Corp.	3,277	365,156
Microsoft Corp.	455,798	24,157,294
Mobileye NV (I)(L)	173,404	6,584,150
Nintendo Company, Ltd.	7,692	1,129,841
ServiceNow, Inc. (I)	70,831	5,073,625
Splunk, Inc. (I)	39,700	2,280,765
SS&C Technologies Holdings, Inc.	143,900	8,862,801
Take-Two Interactive Software, Inc. (I)	1,852	72,061

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Software (continued)
The Sage Group PLC	49,524	$439,165
Workday, Inc., Class A (I)	174,428	13,228,620
		67,972,017
Technology hardware, storage and peripherals - 0.1%
Pure Storage, Inc., Class A (I)(L)	57,705	679,765
Samsung Electronics Company, Ltd.	902	976,313
Stratasys, Ltd. (I)	169	3,857
		1,659,935
		243,532,339
Materials - 3.9%
Chemicals - 2.0%
CF Industries Holdings, Inc.	285,444	7,895,381
Platform Specialty Products Corp. (I)(L)	591,273	5,611,181
Praxair, Inc.	66,095	7,261,197
Syngenta AG (I)	10,022	3,917,049
The Sherwin-Williams Company	14,905	4,338,696
		29,023,504
Construction materials - 0.3%
Buzzi Unicem SpA (L)	197,176	3,921,615
Containers and packaging - 0.5%
AptarGroup, Inc.	2,843	219,650
Avery Dennison Corp.	3,444	256,165
Ball Corp.	50,855	3,676,817
Bemis Company, Inc.	4,373	220,137
RPC Group PLC	47,899	558,180
Silgan Holdings, Inc.	61,491	3,144,650
		8,075,599
Metals and mining - 0.1%
Agnico Eagle Mines, Ltd.	11,075	497,489
Franco-Nevada Corp.	22,465	1,420,862
		1,918,351
Paper and forest products - 1.0%
Louisiana-Pacific Corp. (I)	288,130	5,267,016
Norbord, Inc.	449,017	9,673,032
		14,940,048
		57,879,117
Telecommunication services - 0.5%
Diversified telecommunication services - 0.4%
Verizon Communications, Inc.	116,874	5,948,887
Wireless telecommunication services - 0.1%
NTT DOCOMO, Inc.	45,155	1,128,133
		7,077,020
Utilities - 1.9%
Electric utilities - 0.7%
Avangrid, Inc.	56,350	2,367,827
NextEra Energy, Inc.	73,654	8,847,318
		11,215,145
Gas utilities - 0.3%
UGI Corp.	96,670	4,149,076
Independent power and renewable electricity producers - 0.2%
Calpine Corp. (I)	107,391	1,589,387
Pattern Energy Group, Inc.	34,384	748,884
		2,338,271
Multi-utilities - 0.7%
Dominion Resources, Inc.	138,144	9,980,904
		27,683,396
TOTAL COMMON STOCKS (Cost $1,250,301,919)		$1,391,721,149

PREFERRED SECURITIES - 1.9%
Consumer discretionary - 0.1%
Diversified consumer services - 0.1%
The Honest Company, Inc. (I)(R)	19,437	852,507
Specialty retail - 0.0%
Jand, Inc., Series D (I)(R)	18,218	202,220
		1,054,727
Financials - 0.3%
Capital markets - 0.1%
Forward Venture (I)(R)	32,560	1,173,137
Real estate management and development - 0.2%
Redfin Corp. (I)(R)	178,309	542,059
WeWork Companies, Inc., Series D1 (I)(R)	29,527	1,482,027
WeWork Companies, Inc., Series D2 (I)(R)	23,200	1,164,460
		3,188,546
		4,361,683
Industrials - 0.1%
Electrical equipment - 0.1%
Lithium Technology Corp. (I)(R)	289,885	1,298,685
Information technology - 1.4%
Electronic equipment, instruments and components - 0.1%
Veracode, Inc. (I)(R)	40,760	865,742
Internet software and services - 0.9%
DocuSign, Inc., Series B (I)(R)	1,637	27,387
DocuSign, Inc., Series B1 (I)(R)	491	8,214
DocuSign, Inc., Series D (I)(R)	1,177	19,691
DocuSign, Inc., Series E (I)(R)	30,429	509,077
DocuSign, Inc., Series F (I)(R)	4,919	82,295
Dropbox, Inc., Series C (I)(R)	20,535	310,079
Lookout, Inc., Series F (I)(R)	51,118	377,251
Uber Technologies, Inc. (I)(R)	277,136	12,570,889
		13,904,883
Software - 0.4%
Birst, Inc., Series F (I)(R)	108,745	560,037
Cloudera, Inc., Series F (I)(R)	28,981	586,286
DraftKings, Inc., Series C (I)(R)	178,010	364,921
Essence Group Holdings Corp. (I)(R)	381,964	825,042
MarkLogic Corp., Series F (I)(R)	74,146	770,377
Nutanix, Inc. (I)(R)	70,054	961,141
Pinterest, Inc., Series G (I)(R)	390,110	2,438,188
Zuora, Inc., Series F (I)(R)	237,163	894,105
		7,400,097
		22,170,722
TOTAL PREFERRED SECURITIES (Cost $18,675,742)		$28,885,817

CORPORATE BONDS - 0.0%
Information technology - 0.0%
DraftKings, Inc.
5.000%, 12/23/2016 (R)	$117,343	$117,343
TOTAL CORPORATE BONDS (Cost $117,343)		$117,343

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)

		Shares or
		Principal
		Amount	Value
SECURITIES LENDING COLLATERAL - 3.3%
John Hancock
Collateral Trust, 0.5434% (W)(Y)		4,830,140	$48,337,147
TOTAL SECURITIES LENDING
COLLATERAL (Cost $48,326,209)			$48,337,147

SHORT-TERM INVESTMENTS - 4.9%
Repurchase agreement - 4.9%
Deutsche Bank Tri-Party Repurchase
Agreement dated 05/31/2016 at 0.310% to
be repurchased at $72,400,623 on
06/01/2016 collateralized by $92,123,000
Federal Home Loan Mortgage Corp.,
0.000% due 09/15/2029 (valued at
$63,012,132, including interest) and by
$16,701,000 Federal National Mortgage
Association, 0.000% due 11/15/2030 (valued
at $10,836,277, including interest)		$72,400,000	$72,400,000
TOTAL SHORT-TERM INVESTMENTS (Cost $72,400,000)			$72,400,000
Total Investments (Alpha Opportunities Fund)
(Cost $1,389,821,213) - 103.8%			$1,541,461,456
Other assets and liabilities, net - (3.8%)			(56,034,935)
TOTAL NET ASSETS - 100.0%			$1,485,426,521

Asia Pacific Total Return Bond Fund

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS - 35.7%
Australia - 1.0%
Queensland Treasury Corp.
7.125%, 09/18/2017	NZD	5,565,000	$3,979,473
Canada - 0.7%
Province of British Columbia
2.850%, 11/13/2016	CNY	18,000,000	2,740,826
China - 3.7%
Republic of China
1.940%, 08/18/2018		23,500,000	3,451,578
2.480%, 12/01/2020		31,000,000	4,489,574
2.560%, 06/29/2017		14,000,000	2,108,891
The Export-Import Bank of China
3.250%, 01/21/2017		13,000,000	1,968,834
3.650%, 05/14/2019		20,000,000	3,013,618
			15,032,495
India - 1.0%
Government of India
8.270%, 06/09/2020	INR	260,000,000	3,986,291
Indonesia - 7.8%
Republic of Indonesia
5.625%, 05/15/2023	IDR	36,000,000,000	2,333,939
7.000%, 05/15/2027		24,000,000,000	1,641,665
8.250%, 06/15/2032		35,000,000,000	2,613,255
8.375%, 09/15/2026		207,000,000,000	15,694,445
9.000%, 03/15/2029		97,000,000,000	7,659,932
9.500%, 07/15/2031		26,000,000,000	2,150,506
			32,093,742
Malaysia - 5.6%
Government of Malaysia
3.314%, 10/31/2017	MYR	5,000,000	1,217,462
3.418%, 08/15/2022		12,000,000	2,829,047
3.955%, 09/15/2025		18,000,000	4,377,017
4.181%, 07/15/2024		18,000,000	4,425,498
4.232%, 06/30/2031		32,590,000	7,928,794
4.392%, 04/15/2026		8,000,000	2,003,334
			22,781,152
New Zealand - 1.9%
Dominion of New Zealand
4.500%, 04/15/2027	NZD	3,690,000	2,949,081
5.000%, 03/15/2019		1,900,000	1,385,372
5.500%, 04/15/2023		4,100,000	3,349,626
			7,684,079
Philippines - 1.4%
Republic of the Philippines
3.625%, 09/09/2025	PHP	142,233,286	3,031,173
3.900%, 11/26/2022		131,000,000	2,775,769
			5,806,942
Singapore - 2.1%
Republic of Singapore
3.125%, 09/01/2022	SGD	11,000,000	8,540,317
South Korea - 9.2%
Export-Import Bank of Korea
7.000%, 06/27/2017	INR	100,000,000	1,480,375
8.000%, 05/15/2018	IDR	50,000,000,000	3,607,258
8.400%, 07/06/2016		24,000,000,000	1,754,293
Republic of Korea
2.250%, 06/10/2025	KRW	4,800,000,000	4,176,971
2.750%, 03/10/2018		19,400,000,000	16,553,187
3.500%, 09/10/2016		4,000,000,000	3,374,100
5.000%, 06/10/2020		1,000,000,000	950,644
5.750%, 09/10/2018		6,000,000,000	5,509,035
			37,405,863
Thailand - 0.8%
Kingdom of Thailand
1.200%, 07/14/2021	THB	126,882,000	3,516,507
Vietnam - 0.5%
Socialist Republic of Vietnam
6.750%, 01/29/2020		$2,000,000	2,219,308
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $157,767,684)			$145,786,995

CORPORATE BONDS - 59.3%
Australia - 2.0%
Australia & New Zealand Banking
Group, Ltd.
4.400%, 05/19/2026 (S)		4,200,000	4,249,770
Crown Group Finance, Ltd.
5.750%, 07/18/2017	AUD	2,500,000	1,858,348
SGSP Australia Assets Pty, Ltd.
6.250%, 02/21/2017		2,000,000	1,478,789
Telstra Corp., Ltd.
4.000%, 11/15/2017		520,000	382,885
			7,969,792
Canada - 1.0%
Nexen Energy ULC
5.875%, 03/10/2035		$3,700,000	4,148,026

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Asia Pacific Total Return Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
China - 8.8%
Agile Property Holdings, Ltd.
8.875%, 04/28/2017		$700,000	$704,410
9.875%, 03/20/2017		2,800,000	2,922,847
Alibaba Group Holding, Ltd.
3.125%, 11/28/2021		1,800,000	1,815,428
China Cinda Finance 2015 I, Ltd.
3.125%, 04/23/2020 (S)		1,500,000	1,504,559
China Construction Bank Corp. (3.875%
to 05/13/2020, then 5 Year
CMT +2.425%)
05/13/2025		4,000,000	4,013,552
China Merchants Finance Company, Ltd.
5.000%, 05/04/2022		2,000,000	2,183,964
COSCO Finance 2011, Ltd.
4.000%, 12/03/2022		600,000	624,204
Future Land Development Holdings, Ltd.
6.250%, 11/12/2017		2,000,000	2,026,104
Industrial & Commercial Bank of
China, Ltd.
4.875%, 09/21/2025		2,500,000	2,561,463
Longfor Properties Company, Ltd.
6.875%, 10/18/2019		2,000,000	2,095,000
Parkson Retail Group, Ltd.
4.500%, 05/03/2018		2,000,000	1,817,402
Poly Real Estate Finance, Ltd.
4.500%, 08/06/2018		2,000,000	2,067,840
Tencent Holdings, Ltd.
3.800%, 02/11/2025		3,000,000	3,110,409
Tingyi Cayman Islands Holding Corp.
3.875%, 06/20/2017		2,732,000	2,768,882
West China Cement, Ltd.
6.500%, 09/11/2019		1,500,000	1,574,120
Yongda Investment, Ltd.
3.750%, 07/21/2020		4,000,000	4,123,348
			35,913,532
Germany - 0.7%
KFW
6.000%, 03/28/2017	AUD	4,000,000	2,982,801
Hong Kong - 15.8%
AIA Group, Ltd.
3.125%, 03/13/2023		$3,800,000	3,869,035
Bestgain Real Estate, Ltd.
2.625%, 03/13/2018		3,000,000	3,000,876
Chalco Hong Kong Investment
Company, Ltd. (6.250% to 04/17/2017,
then 3 Year CMT + 10.423%)
04/17/2017 (Q)		4,250,000	4,293,380
China Oil & Gas Group, Ltd.
5.250%, 04/25/2018		2,100,000	2,121,210
China Overseas Finance Cayman V, Ltd.
3.950%, 11/15/2022		4,000,000	4,087,720
China Resources Land, Ltd.
6.000%, 02/27/2024		2,500,000	2,874,978
Double Rosy, Ltd.
3.625%, 11/18/2019		4,500,000	4,604,828
FPT Finance, Ltd.
6.375%, 09/28/2020		4,000,000	4,410,136
Franshion Investment, Ltd.
4.700%, 10/26/2017		2,000,000	2,055,074
Hengdeli Holdings, Ltd.
6.250%, 01/29/2018		1,000,000	987,500
HKT Capital No. 2, Ltd.
3.625%, 04/02/2025		3,000,000	3,092,031
HLP Finance, Ltd.
4.750%, 06/25/2022		4,000,000	4,267,620
Kunlun Energy Company, Ltd.
3.750%, 05/13/2025		3,000,000	2,995,290
Lenovo Group, Ltd.
4.700%, 05/08/2019		2,000,000	2,103,318
MCE Finance, Ltd.
5.000%, 02/15/2021		3,250,000	3,189,709
Proven Honour Capital, Ltd.
4.125%, 05/19/2025		3,600,000	3,658,097
Road King Infrastructure Finance
2012, Ltd.
9.875%, 09/18/2017		1,000,000	1,047,887
Sun Hung Kai Properties Capital
Market, Ltd.
4.500%, 02/14/2022		4,000,000	4,401,316
The Bank of East Asia, Ltd. (4.250% to
09/13/2017, then 5 Year Singapore
Swap Offered Rate + 3.085%)
09/13/2022	SGD	2,750,000	2,027,364
The Hong Kong Mortgage Corp., Ltd.
3.427%, 02/22/2017 (P)	AUD	2,000,000	1,451,605
Wharf Finance No 1, Ltd.
4.000%, 03/27/2018	CNY	1,560,000	235,665
Yancoal International Resources
Development Company, Ltd.
4.461%, 05/16/2017		$3,500,000	3,465,000
			64,239,639
India - 2.4%
Bharti Airtel International Netherlands BV
5.125%, 03/11/2023 (S)		3,600,000	3,859,412
Reliance Industries, Ltd.
4.875%, 02/10/2045 (S)		3,000,000	2,918,175
Vedanta Resources PLC
6.000%, 01/31/2019		1,000,000	825,000
6.750%, 06/07/2016		2,200,000	2,200,004
			9,802,591
Indonesia - 5.8%
Indo Energy Finance BV
7.000%, 05/07/2018		900,000	684,000
Indo Energy Finance II BV
6.375%, 01/24/2023		2,000,000	1,070,000
Listrindo Capital BV
6.950%, 02/21/2019		2,900,000	3,001,500
MPM Global Pte, Ltd.
6.750%, 09/19/2019		2,600,000	2,586,865
Pelabuhan Indonesia II PT
4.250%, 05/05/2025 (S)		1,500,000	1,457,175
Pelabuhan Indonesia III PT
4.875%, 10/01/2024 (S)		900,000	929,700
Pertamina Persero PT
4.875%, 05/03/2022		4,000,000	4,139,816
6.450%, 05/30/2044		3,500,000	3,515,544
Perusahaan Listrik Negara PT
5.500%, 11/22/2021		4,000,000	4,314,000
Star Energy Geothermal Wayang
Windu, Ltd.
6.125%, 03/27/2020		2,000,000	2,029,376
			23,727,976

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Asia Pacific Total Return Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Japan - 1.5%
Mitsubishi UFJ Financial Group, Inc.
3.850%, 03/01/2026		$4,000,000	$4,249,500
Sumitomo Mitsui Financial Group, Inc.
3.784%, 03/09/2026		1,700,000	1,792,478
			6,041,978
Luxembourg - 0.1%
European Investment Bank
6.125%, 01/23/2017	AUD	500,000	370,651
Malaysia - 3.2%
IOI Investment L BHD
4.375%, 06/27/2022		$4,915,000	4,973,769
Malayan Banking BHD (3.250% to
09/20/2017, then 5 Year
CMT +2.600%)
09/20/2022		4,000,000	4,038,852
SSG Resources, Ltd.
4.250%, 10/04/2022		4,000,000	4,152,508
			13,165,129
Philippines - 2.7%
Asian Development Bank
2.850%, 10/21/2020	CNY	20,000,000	2,936,262
6.350%, 08/17/2016	INR	210,000,000	3,119,180
Petron Corp.
7.000%, 11/10/2017	PHP	40,000,000	889,383
Power Sector Assets & Liabilities
Management Corp.
7.250%, 05/27/2019		$3,500,000	4,047,050
			10,991,875
Singapore - 6.2%
Alam Synergy Pte, Ltd.
6.950%, 03/27/2020 (S)		800,000	732,400
9.000%, 01/29/2019 (S)		2,000,000	2,010,000
9.000%, 01/29/2019		1,000,000	1,005,000
Mapletree Treasury Services, Ltd.
(5.125% to 07/25/2022, then 10 Year
Singapore Swap Offered
Rate +4.467%)
07/25/2022 (Q)	SGD	3,250,000	2,410,053
Oversea-Chinese Banking Corp., Ltd.
(3.150% to 03/11/2018, then 5 Year
U.S. Swap Rate + 2.279%)
03/11/2023		$2,000,000	2,026,808
Singapore Post, Ltd. (4.250% to
03/02/2022, then 10 Year Singapore
Swap Offered Rate + 3.692%)
03/02/2022 (Q)	SGD	5,000,000	3,743,494
TBG Global Pte, Ltd.
5.250%, 02/10/2022		$2,500,000	2,480,843
Theta Capital Pte, Ltd.
6.125%, 11/14/2020		2,000,000	2,024,642
United Overseas Bank, Ltd. (2.875% to
10/17/2017, then 5 Year
CMT +2.300%)
10/17/2022		5,000,000	5,056,000
United Overseas Bank, Ltd. (3.150% to
07/11/2017, then 5 Year Singapore
Swap Offered Rate + 2.115%)
07/11/2022	SGD	5,000,000	3,667,802
			25,157,042
South Korea - 0.2%
Kia Motors Corp.
2.625%, 04/21/2021 (S)		200,000	202,303
Shinhan Bank
3.875%, 03/24/2026 (S)		550,000	554,945
			757,248
Thailand - 2.5%
PTT Global Chemical PCL
4.250%, 09/19/2022		2,000,000	2,143,462
PTTEP Canada International Finance, Ltd.
6.350%, 06/12/2042		900,000	1,101,988
Thai Oil PCL
3.625%, 01/23/2023 (S)		4,075,000	4,132,918
4.875%, 01/23/2043		2,700,000	2,739,820
			10,118,188
United Kingdom - 0.3%
European Bank for Reconstruction &
Development
5.625%, 03/15/2017	INR	85,000,000	1,253,049
United States - 6.1%
International Bank for Reconstruction &
Development
6.000%, 12/20/2016		495,000,000	7,319,636
International Finance Corp.
3.100%, 09/24/2019	CNY	20,000,000	3,006,057
6.450%, 10/30/2018	INR	250,000,000	3,700,067
7.750%, 12/03/2016		265,000,000	3,947,513
Morgan Stanley
4.750%, 11/16/2018	AUD	2,000,000	1,495,727
7.375%, 02/22/2018		2,250,000	1,738,904
Reliance Holding USA, Inc.
5.400%, 02/14/2022		$3,500,000	3,874,871
			25,082,775
TOTAL CORPORATE BONDS (Cost $248,868,047)			$241,722,292
Total Investments (Asia Pacific Total Return Bond Fund)
(Cost $406,635,731) - 95.0%			$387,509,287
Other assets and liabilities, net - 5.0%			20,326,928
TOTAL NET ASSETS - 100.0%			$407,836,215

Capital Appreciation Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 99.6%
Consumer discretionary - 30.6%
Automobiles - 1.2%
Tesla Motors, Inc. (I)(L)	107,409	$23,976,911
Hotels, restaurants and leisure - 4.8%
Marriott International, Inc., Class A (L)	510,504	33,713,684
McDonald’s Corp.	229,822	28,052,073
Starbucks Corp.	599,297	32,895,412
		94,661,169
Internet and catalog retail - 10.2%
Amazon.com, Inc. (I)	165,797	119,836,414
JD.com, Inc., ADR (I)	119,451	2,939,689
Netflix, Inc. (I)	464,991	47,694,127

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Capital Appreciation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet and catalog retail (continued)
The Priceline Group, Inc. (I)	24,921	$31,508,368
		201,978,598
Media - 3.0%
The Walt Disney Company	356,879	35,409,534
Time Warner, Inc.	310,192	23,469,127
		58,878,661
Specialty retail - 7.1%
Industria de Diseno Textil SA	1,356,487	45,828,126
O’Reilly Automotive, Inc. (I)	147,160	38,913,519
The Home Depot, Inc.	219,513	29,002,058
The TJX Companies, Inc.	370,508	28,203,069
		141,946,772
Textiles, apparel and luxury goods - 4.3%
lululemon athletica, Inc. (I)	173,449	11,279,388
Luxottica Group SpA (L)	236,373	12,814,841
NIKE, Inc., Class B	942,137	52,024,805
Under Armour, Inc., Class A (I)(L)	245,234	9,252,679
Under Armour, Inc., Class C (I)	32,844	1,148,555
		86,520,268
		607,962,379
Consumer staples - 4.9%
Beverages - 1.9%
Constellation Brands, Inc., Class A	64,665	9,903,445
Monster Beverage Corp. (I)	182,192	27,328,800
		37,232,245
Food and staples retailing - 3.0%
Costco Wholesale Corp.	197,902	29,441,881
The Kroger Company	868,678	31,063,925
		60,505,806
		97,738,051
Energy - 1.8%
Energy equipment and services - 0.5%
Schlumberger, Ltd.	131,284	10,016,969
Oil, gas and consumable fuels - 1.3%
Concho Resources, Inc. (I)	206,036	25,000,408
		35,017,377
Financials - 3.2%
Capital markets - 0.6%
Morgan Stanley	432,820	11,846,283
Diversified financial services - 1.3%
S&P Global, Inc.	230,359	25,756,440
Real estate investment trusts - 1.3%
American Tower Corp.	243,088	25,713,849
		63,316,572
Health care - 15.9%
Biotechnology - 6.8%
Alexion Pharmaceuticals, Inc. (I)	195,551	29,508,646
Biogen, Inc. (I)	96,438	27,940,982
BioMarin Pharmaceutical, Inc. (I)	117,564	10,539,613
Celgene Corp. (I)	391,706	41,332,817
Regeneron Pharmaceuticals, Inc. (I)	65,462	26,114,756
		135,436,814
Health care equipment and supplies - 1.1%
Abbott Laboratories	569,288	22,560,883
Life sciences tools and services - 0.8%
Illumina, Inc. (I)	108,522	15,717,241
Pharmaceuticals - 7.2%
Allergan PLC (I)	143,978	33,942,814
Bristol-Myers Squibb Company	673,476	48,288,229
Novo Nordisk A/S, ADR	496,535	27,825,821
Shire PLC, ADR (L)	179,002	33,323,012
		143,379,876
		317,094,814
Industrials - 2.1%
Aerospace and defense - 1.5%
The Boeing Company	234,168	29,540,293
Industrial conglomerates - 0.6%
General Electric Company	384,928	11,636,373
		41,176,666
Information technology - 40.4%
Communications equipment - 1.0%
Palo Alto Networks, Inc. (I)	147,078	19,187,796
Internet software and services - 14.7%
Alibaba Group Holding, Ltd., ADR (I)	445,295	36,514,190
Alphabet, Inc., Class A (I)	80,017	59,920,730
Alphabet, Inc., Class C (I)	83,364	61,332,562
Facebook, Inc., Class A (I)	713,964	84,826,063
Tencent Holdings, Ltd.	2,276,964	50,739,524
		293,333,069
IT services - 7.7%
FleetCor Technologies, Inc. (I)	157,024	23,379,303
MasterCard, Inc., Class A	624,543	59,893,674
Visa, Inc., Class A	882,429	69,658,945
		152,931,922
Semiconductors and semiconductor equipment - 2.1%
NVIDIA Corp.	319,114	14,909,006
NXP Semiconductors NV (I)	276,728	26,148,030
		41,057,036
Software - 10.8%
Adobe Systems, Inc. (I)	461,293	45,884,815
Atlassian Corp. PLC, Class A (I)(L)	29,626	668,659
Microsoft Corp.	928,294	49,199,582
Red Hat, Inc. (I)	418,354	32,405,701
salesforce.com, Inc. (I)	562,923	47,122,284
Splunk, Inc. (I)	328,466	18,870,372
Workday, Inc., Class A (I)	285,924	21,684,476
		215,835,889
Technology hardware, storage and peripherals - 4.1%
Apple, Inc.	819,715	81,856,740
		804,202,452
Materials - 0.7%
Chemicals - 0.7%
Monsanto Company	129,827	14,601,643
TOTAL COMMON STOCKS (Cost $1,105,040,025)		$1,981,109,954

SECURITIES LENDING COLLATERAL - 4.5%
John Hancock
Collateral Trust, 0.5434% (W)(Y)	8,987,009	89,936,595
TOTAL SECURITIES LENDING
COLLATERAL (Cost $89,918,597)		$89,936,595

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Capital Appreciation Fund (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 0.5%
Repurchase agreement - 0.5%
Repurchase Agreement with State Street Corp.
dated 05/31/2016 at 0.030% to be
repurchased at $8,997,008 on 06/01/2016,
collateralized by $8,490,000 U.S Treasury
Notes, 3.125% due 05/15/2021 (valued at
$9,182,062, including interest)	$8,997,000	$8,997,000
TOTAL SHORT-TERM INVESTMENTS (Cost $8,997,000)		$8,997,000
Total Investments (Capital Appreciation Fund)
(Cost $1,203,955,622) - 104.6%		$2,080,043,549
Other assets and liabilities, net - (4.6%)		(91,824,118)
TOTAL NET ASSETS - 100.0%		$1,988,219,431

Capital Appreciation Value Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 59.6%
Consumer discretionary - 7.0%
Auto components - 0.9%
Johnson Controls, Inc.	410,200	$18,110,322
Hotels, restaurants and leisure - 0.5%
Compass Group PLC	288,256	5,366,971
Hilton Worldwide Holdings, Inc.	218,407	4,538,497
		9,905,468
Internet and catalog retail - 1.3%
Amazon.com, Inc. (I)	38,800	28,044,252
Media - 1.8%
Comcast Corp., Class A	389,600	24,661,680
Liberty Global PLC, Series C (I)	343,465	12,409,390
		37,071,070
Specialty retail - 2.5%
AutoZone, Inc. (I)	43,400	33,079,480
Lowe’s Companies, Inc.	197,200	15,801,636
O’Reilly Automotive, Inc. (I)	7,400	1,956,782
		50,837,898
		143,969,010
Consumer staples - 3.7%
Beverages - 0.5%
PepsiCo, Inc.	69,300	7,011,081
SABMiller PLC	57,630	3,585,651
		10,596,732
Food and staples retailing - 0.7%
CVS Health Corp.	140,100	13,512,645
Food products - 0.5%
Mondelez International, Inc., Class A	233,700	10,397,313
Tobacco - 2.0%
Altria Group, Inc.	168,200	10,704,248
Philip Morris International, Inc.	314,600	31,044,728
		41,748,976
		76,255,666
Energy - 0.6%
Oil, gas and consumable fuels - 0.6%
Canadian Natural Resources, Ltd.	441,100	13,118,314
Financials - 12.3%
Capital markets - 4.1%
Affiliated Managers Group, Inc. (I)	103,500	17,959,320
BlackRock, Inc.	37,800	13,753,530
State Street Corp.	96,300	6,072,678
The Bank of New York Mellon Corp.	1,143,000	48,074,580
		85,860,108
Insurance - 7.0%
Marsh & McLennan Companies, Inc.	1,580,200	104,403,814
Willis Towers Watson PLC	313,061	40,078,069
		144,481,883
Real estate investment trusts - 1.2%
American Tower Corp.	186,600	19,738,548
Iron Mountain, Inc.	126,202	4,636,661
		24,375,209
		254,717,200
Health care - 15.5%
Biotechnology - 0.5%
Biogen, Inc. (I)	35,600	10,314,388
Health care equipment and supplies - 3.8%
Abbott Laboratories	1,005,300	39,840,039
Becton, Dickinson and Company	230,104	38,300,811
		78,140,850
Health care providers and services - 3.2%
Aetna, Inc.	261,300	29,586,999
Humana, Inc.	50,800	8,763,508
UnitedHealth Group, Inc.	202,100	27,014,707
		65,365,214
Life sciences tools and services - 4.1%
PerkinElmer, Inc.	419,300	22,956,675
Thermo Fisher Scientific, Inc.	413,600	62,772,072
		85,728,747
Pharmaceuticals - 3.9%
Allergan PLC (I)	18,300	4,314,225
Pfizer, Inc.	1,337,301	46,404,345
Zoetis, Inc.	629,993	29,874,268
		80,592,838
		320,142,037
Industrials - 9.4%
Aerospace and defense - 0.4%
The Boeing Company	65,500	8,262,825
Commercial services and supplies - 1.9%
Tyco International PLC	907,100	38,660,602
Electrical equipment - 0.5%
AMETEK, Inc.	134,900	6,450,918
Sensata Technologies Holding NV (I)	126,608	4,681,964
		11,132,882
Industrial conglomerates - 4.2%
Danaher Corp.	745,309	73,308,593
Roper Technologies, Inc.	79,900	13,669,292
		86,977,885

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Machinery - 1.3%
IDEX Corp.	80,200	$6,683,868
Pentair PLC	330,100	19,885,224
		26,569,092
Professional services - 1.1%
Capita PLC	678,243	10,427,262
IHS, Inc., Class A (I)	91,318	11,225,722
		21,652,984
		193,256,270
Information technology - 8.9%
Internet software and services - 1.5%
Alphabet, Inc., Class A (I)	6,900	5,167,065
Alphabet, Inc., Class C (I)	34,969	25,727,393
		30,894,458
IT services - 3.3%
Fiserv, Inc. (I)	291,700	30,724,761
FleetCor Technologies, Inc. (I)	98,700	14,695,443
Visa, Inc., Class A	300,900	23,753,046
		69,173,250
Semiconductors and semiconductor equipment - 0.3%
Texas Instruments, Inc.	86,200	5,223,720
Software - 2.2%
Microsoft Corp.	826,800	43,820,400
SS&C Technologies Holdings, Inc.	38,160	2,350,274
		46,170,674
Technology hardware, storage and peripherals - 1.6%
Apple, Inc.	334,600	33,413,156
		184,875,258
Materials - 0.1%
Chemicals - 0.1%
LyondellBasell Industries NV, Class A	12,111	985,351
Telecommunication services - 0.6%
Diversified telecommunication services - 0.6%
SBA Communications Corp., Class A (I)	120,141	11,942,015
Utilities - 1.5%
Electric utilities - 1.5%
PG&E Corp.	507,819	30,509,766
Xcel Energy, Inc.	23,500	972,195
		31,481,961
		31,481,961
TOTAL COMMON STOCKS (Cost $994,564,124)		$1,230,743,082

PREFERRED SECURITIES - 2.1%
Financials - 1.3%
American Tower Corp., 5.500%	106,715	11,270,171
State Street Corp., 5.350%	30,000	786,900
State Street Corp., 6.000%	60,000	1,636,800
The Charles Schwab Corp., 5.950%	8,000	207,920
The Charles Schwab Corp., 6.000%	100,000	2,664,000
U.S. Bancorp (6.000% to 04/15/2017, then
3 month LIBOR + 4.861%)	75,000	1,985,250
U.S. Bancorp (6.500% to 01/15/2022, then
3 month LIBOR + 4.468%)	60,000	1,817,400
Wells Fargo & Company, Series L, 7.500%	5,000	6,146,850
		26,515,291
Health care - 0.2%
Allergan PLC, 5.500%	6,471	5,465,795
Utilities - 0.6%
SCE Trust I, 5.625%	65,000	1,700,400
SCE Trust II, 5.100%	9,890	252,788
SCE Trust III (5.750% to 03/15/2024, then
3 month LIBOR + 2.990%) (L)	108,739	3,213,237
SCE Trust IV (5.375 to 09/15/2025, then
3 month LIBOR + 3.132%)	180,000	5,106,600
SCE Trust V, 5.450% (I)	50,000	1,429,000
		11,702,025
TOTAL PREFERRED SECURITIES (Cost $41,773,947)		$43,683,111

CORPORATE BONDS - 20.0%
Consumer discretionary - 4.5%
Amazon.com, Inc.
2.600%, 12/05/2019	$1,870,000	$1,938,958
American Honda Finance Corp.
0.950%, 05/05/2017	1,325,000	1,325,313
AutoZone, Inc.
1.625%, 04/21/2019	215,000	214,224
2.500%, 04/15/2021	900,000	907,808
CCO Holdings LLC
6.625%, 01/31/2022	2,950,000	3,129,950
Cedar Fair LP
5.250%, 03/15/2021	2,667,000	2,773,680
Cequel Communications Holdings I LLC
6.375%, 09/15/2020 (S)	2,625,000	2,672,276
Charter Communications Operating LLC
3.579%, 07/23/2020 (S)	575,000	592,904
DISH DBS Corp.
4.625%, 07/15/2017	2,575,000	2,642,594
Ford Motor Credit Company LLC
1.154%, 09/08/2017 (P)	2,925,000	2,915,634
1.206%, 12/06/2017 (P)	4,225,000	4,200,850
1.260%, 03/27/2017 (P)	4,750,000	4,754,541
1.461%, 03/27/2017	6,710,000	6,722,628
1.724%, 12/06/2017	1,425,000	1,423,297
2.145%, 01/09/2018	2,035,000	2,045,794
2.375%, 03/12/2019	2,500,000	2,517,290
2.597%, 11/04/2019	2,375,000	2,410,953
4.250%, 02/03/2017	1,110,000	1,131,588
5.000%, 05/15/2018	1,490,000	1,576,143
6.625%, 08/15/2017	1,225,000	1,296,299
Hanesbrands, Inc.
6.375%, 12/15/2020	2,575,000	2,657,091
Hilton Worldwide Finance LLC
5.625%, 10/15/2021	1,550,000	1,605,192
L Brands, Inc.
6.625%, 04/01/2021	4,400,000	4,900,500
6.900%, 07/15/2017	2,600,000	2,749,500
7.000%, 05/01/2020	1,150,000	1,299,500
8.500%, 06/15/2019	2,375,000	2,760,938
Lamar Media Corp.
5.875%, 02/01/2022	850,000	888,250
Levi Strauss & Company
6.875%, 05/01/2022	2,475,000	2,641,023
McDonald’s Corp.
2.100%, 12/07/2018	255,000	258,798
Sirius XM Radio, Inc.
5.750%, 08/01/2021 (S)	1,600,000	1,674,000
Six Flags Entertainment Corp.
5.250%, 01/15/2021 (S)	2,618,000	2,711,253

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Time Warner Cable, Inc.
5.850%, 05/01/2017		$1,040,000	$1,077,928
Unitymedia GmbH
6.125%, 01/15/2025 (S)		3,725,000	3,822,781
Unitymedia Hessen GmbH & Company
KG
5.500%, 01/15/2023 (S)		3,550,000	3,660,938
Virgin Media Finance PLC
6.000%, 10/15/2024 (S)		200,000	203,000
Virgin Media Secured Finance PLC
5.250%, 01/15/2026 (S)		2,275,000	2,275,000
5.375%, 04/15/2021 (S)		5,287,500	5,469,258
6.000%, 04/15/2021 (S)	GBP	855,000	1,289,397
Yum! Brands, Inc.
3.750%, 11/01/2021		$2,250,000	2,171,250
3.875%, 11/01/2020		1,600,000	1,602,000
			92,910,321
Consumer staples - 1.1%
Anheuser-Busch InBev Finance, Inc.
1.879%, 02/01/2021 (P)		2,125,000	2,193,472
1.900%, 02/01/2019		1,665,000	1,672,974
2.650%, 02/01/2021		925,000	941,315
B&G Foods, Inc.
4.625%, 06/01/2021		1,100,000	1,109,625
Beverage Packaging Holdings
Luxembourg II SA
5.625%, 12/15/2016 (S)		475,000	474,406
PepsiCo, Inc.
1.250%, 04/30/2018		620,000	622,543
Reynolds Group Issuer, Inc.
5.750%, 10/15/2020		800,000	825,000
6.875%, 02/15/2021		750,000	778,088
9.875%, 08/15/2019		300,000	311,625
Rite Aid Corp.
6.750%, 06/15/2021		3,425,000	3,604,813
9.250%, 03/15/2020		6,735,000	7,105,425
The Kroger Company
2.000%, 01/15/2019		645,000	648,188
TreeHouse Foods, Inc.
6.000%, 02/15/2024 (S)		275,000	289,438
Walgreens Boots Alliance, Inc.
1.750%, 05/30/2018		1,525,000	1,526,996
			22,103,908
Energy - 4.2%
Canadian Natural Resources, Ltd.
1.750%, 01/15/2018		710,000	697,374
Chevron Corp.
1.365%, 03/02/2018		2,360,000	2,363,318
Concho Resources, Inc.
5.500%, 10/01/2022 to 04/01/2023		10,100,000	10,100,000
6.500%, 01/15/2022		2,550,000	2,632,875
7.000%, 01/15/2021		10,600,000	10,944,500
Diamondback Energy, Inc.
7.625%, 10/01/2021		2,575,000	2,732,719
EQT Corp.
4.875%, 11/15/2021		8,885,000	9,003,073
6.500%, 04/01/2018		1,165,000	1,208,131
8.125%, 06/01/2019		2,791,000	3,045,626
Matador Resources Company
6.875%, 04/15/2023		1,650,000	1,658,250
MPLX LP
4.500%, 07/15/2023 (S)		9,550,000	9,043,850
4.875%, 12/01/2024 (S)		1,225,000	1,157,454
5.500%, 02/15/2023 (S)		6,430,000	6,317,263
ONEOK Partners LP
2.000%, 10/01/2017		1,120,000	1,112,150
Range Resources Corp.
4.875%, 05/15/2025		1,975,000	1,866,375
5.000%, 08/15/2022 to 03/15/2023		8,100,000	7,560,781
5.750%, 06/01/2021		4,520,000	4,395,700
Shell International Finance BV
1.071%, 05/11/2020 (P)		3,960,000	3,896,937
Targa Resources Partners LP
4.125%, 11/15/2019		900,000	877,500
4.250%, 11/15/2023		2,425,000	2,170,375
5.250%, 05/01/2023		2,200,000	2,068,000
6.875%, 02/01/2021		3,075,000	3,113,438
			87,965,689
Financials - 2.0%
American Tower Corp.
3.300%, 02/15/2021		1,865,000	1,913,460
CBRE Services, Inc.
5.000%, 03/15/2023		525,000	538,351
Crown Castle International Corp.
4.875%, 04/15/2022		4,175,000	4,540,855
5.250%, 01/15/2023		8,525,000	9,460,619
HUB International, Ltd.
7.875%, 10/01/2021 (S)		7,075,000	6,933,500
9.250%, 02/15/2021 (S)		1,375,000	1,430,000
Iron Mountain, Inc.
4.375%, 06/01/2021 (S)		775,000	773,063
6.000%, 10/01/2020 (S)		3,025,000	3,191,375
JPMorgan Chase & Co. (5.300% to
05/01/2020, then 3 month
LIBOR + 3.800%)
05/01/2020 (Q)		5,540,000	5,581,550
Marsh & McLennan Companies, Inc.
2.350%, 03/06/2020		810,000	816,028
3.300%, 03/14/2023		315,000	321,382
National Rural Utilities Cooperative
Finance Corp.
0.950%, 04/24/2017		715,000	714,907
Regions Bank
7.500%, 05/15/2018		15,000	16,366
State Street Corp. (5.250% to 09/15/2020,
then 3 month LIBOR + 3.597%)
09/15/2020 (Q)		2,650,000	2,703,000
Synovus Financial Corp.
5.125%, 06/15/2017		26,000	26,520
The Bank of New York Mellon Corp.
(4.950% to 06/20/2020, then 3 month
LIBOR + 3.420%)
06/20/2020 (Q)		2,450,000	2,459,188
			41,420,164
Health care - 2.1%
Becton, Dickinson and Company
1.800%, 12/15/2017		1,785,000	1,792,358
2.675%, 12/15/2019		1,500,000	1,530,734
Centene Corp.
5.750%, 06/01/2017		1,325,000	1,369,719
DaVita HealthCare Partners, Inc.
5.750%, 08/15/2022		9,965,000	10,438,338

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Eli Lilly & Company
1.250%, 03/01/2018		$1,330,000	$1,334,654
Fresenius Medical
Care US Finance II, Inc.
5.625%, 07/31/2019 (S)		3,925,000	4,224,281
5.875%, 01/31/2022 (S)		1,375,000	1,512,500
Fresenius Medical Care US Finance, Inc.
5.750%, 02/15/2021 (S)		350,000	388,500
HCA, Inc.
3.750%, 03/15/2019		1,050,000	1,081,500
6.500%, 02/15/2020		2,400,000	2,640,000
8.000%, 10/01/2018		3,450,000	3,864,000
IMS Health, Inc.
6.000%, 11/01/2020 (S)		450,000	460,845
Johnson & Johnson
1.125%, 11/21/2017		955,000	957,466
Medtronic, Inc.
1.500%, 03/15/2018		1,650,000	1,660,600
2.500%, 03/15/2020		1,995,000	2,050,838
Pfizer, Inc.
1.200%, 06/01/2018		5,125,000	5,121,259
Teleflex, Inc.
4.875%, 06/01/2026		625,000	626,563
UnitedHealth Group, Inc.
1.400%, 12/15/2017		1,070,000	1,073,696
WellCare Health Plans, Inc.
5.750%, 11/15/2020		925,000	958,531
			43,086,382
Industrials - 1.1%
Case New Holland Industrial, Inc.
7.875%, 12/01/2017		150,000	160,500
Caterpillar Financial Services Corp.
1.250%, 11/06/2017		1,000,000	1,002,072
2.250%, 12/01/2019		810,000	825,924
CNH Industrial Capital LLC
3.250%, 02/01/2017		2,056,000	2,066,280
3.625%, 04/15/2018		4,225,000	4,256,688
6.250%, 11/01/2016		3,675,000	3,734,719
Continental Airlines 2009-1 Pass
Through Trust
9.000%, 01/08/2018		1,171,695	1,186,927
Continental Airlines 2009-2 Class A Pass
Through Trust
7.250%, 05/10/2021		276,950	312,262
Continental Airlines 2012-1 Class A Pass
Through Trust
4.150%, 10/11/2025		1,133,617	1,184,630
Continental Airlines 2012-1 Class B Pass
Through Trust
6.250%, 10/11/2021		302,735	320,142
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 10/15/2020		86,461	92,081
IHS, Inc.
5.000%, 11/01/2022		1,400,000	1,456,000
International Lease Finance Corp.
2.584%, 06/15/2016 (P)		1,620,000	1,620,131
Manitowoc Foodservice, Inc.
9.500%, 02/15/2024 (S)		300,000	330,000
Moog, Inc.
5.250%, 12/01/2022 (S)		550,000	558,938
Trinity Acquisition PLC
4.400%, 03/15/2026		1,560,000	1,594,769
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 10/22/2024		67,721	75,170
US Airways 2012-2 Class A Pass
Through Trust
4.625%, 12/03/2026		240,453	257,256
US Airways 2012-2 Class B Pass
Through Trust
6.750%, 12/03/2022		309,793	329,155
US Airways 2013-1 Class A Pass
Through Trust
3.950%, 05/15/2027		1,329,102	1,388,912
US Airways 2013-1 Class B Pass
Through Trust
5.375%, 05/15/2023		412,530	424,287
Xylem, Inc.
4.875%, 10/01/2021		100,000	107,725
			23,284,568
Information technology - 1.3%
Amphenol Corp.
1.550%, 09/15/2017		500,000	498,829
Fiserv, Inc.
2.700%, 06/01/2020		1,590,000	1,624,578
Harris Corp.
1.999%, 04/27/2018		670,000	669,325
NXP BV
3.500%, 09/15/2016 (S)		688,000	689,928
3.750%, 06/01/2018 (S)		11,344,000	11,613,420
5.750%, 02/15/2021 (S)		3,775,000	3,930,719
SS&C Technologies Holdings, Inc.
5.875%, 07/15/2023		2,475,000	2,574,000
Visa, Inc.
1.200%, 12/14/2017		5,595,000	5,611,276
			27,212,075
Materials - 0.2%
Cytec Industries, Inc.
3.950%, 05/01/2025		2,590,000	2,521,896
Ecolab, Inc.
2.000%, 01/14/2019		1,260,000	1,269,164
			3,791,060
Telecommunication services - 2.8%
SBA Communications Corp.
4.875%, 07/15/2022		700,000	701,750
5.625%, 10/01/2019		3,475,000	3,600,969
SBA Telecommunications, Inc.
5.750%, 07/15/2020		6,625,000	6,823,750
T-Mobile USA, Inc.
5.250%, 09/01/2018		432,000	441,720
6.542%, 04/28/2020		7,700,000	7,954,870
6.625%, 11/15/2020		3,708,000	3,829,252
Telesat Canada
6.000%, 05/15/2017 (S)		3,875,000	3,875,000
UPC Holding BV
6.375%, 09/15/2022 (S)	EUR	3,125,000	3,715,240
UPCB Finance V, Ltd.
7.250%, 11/15/2021 (S)		$10,678,500	11,239,121
UPCB Finance VI, Ltd.
6.875%, 01/15/2022 (S)		15,194,700	16,030,409
			58,212,081

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Utilities - 0.7%
AmeriGas Finance LLC
6.750%, 05/20/2020		$125,000	$129,219
7.000%, 05/20/2022		3,075,000	3,240,281
AmeriGas Partners LP
6.250%, 08/20/2019		300,000	305,250
6.500%, 05/20/2021		650,000	667,875
Berkshire Hathaway Energy Company
2.400%, 02/01/2020		1,780,000	1,809,892
CMS Energy Corp.
6.550%, 07/17/2017		745,000	786,543
8.750%, 06/15/2019		345,000	413,953
Dominion Resources, Inc.
2.962%, 07/01/2019		255,000	256,613
Southern California Gas Company
3.200%, 06/15/2025		1,350,000	1,424,925
Suburban Propane Partners LP
7.375%, 08/01/2021		1,050,000	1,092,000
The Southern Company
1.550%, 07/01/2018		2,210,000	2,211,918
1.850%, 07/01/2019		1,080,000	1,082,679
Virginia Electric & Power Company
3.150%, 01/15/2026		690,000	713,871
			14,135,019
TOTAL CORPORATE BONDS (Cost $415,392,100)			$414,121,267

TERM LOANS (M) - 4.0%
Consumer discretionary - 0.3%
Charter Communications Operating LLC
3.000%, 07/01/2020		1,945,000	1,944,697
3.000%, 01/04/2021		795,032	794,908
Hilton Worldwide Finance LLC
3.500%, 10/26/2020		1,806,743	1,811,511
Kasima LLC
3.250%, 05/17/2021		319,485	318,420
			4,869,536
Consumer staples - 0.4%
DE Master Blenders 1753 NV
4.250%, 07/02/2022	EUR	796,805	891,737
4.250%, 07/02/2022		$5,025,899	5,032,182
Pinnacle Foods Finance LLC
3.250%, 04/29/2020		2,923,026	2,923,375
			8,847,294
Financials - 0.4%
HUB International, Ltd.
4.250%, 10/02/2020		8,574,886	8,490,921
Health care - 0.2%
DaVita HealthCare Partners, Inc.
3.500%, 06/24/2021		4,790,275	4,811,233
Industrials - 0.2%
Manitowoc Foodservice, Inc.
5.750%, 03/03/2023		3,421,538	3,445,773
Information technology - 0.5%
First Data Corp.
3.943%, 09/24/2018		2,879,755	2,876,754
Kronos, Inc.
4.500%, 10/30/2019		3,160,924	3,158,948
9.750%, 04/30/2020		3,498,041	3,553,425
NXP BV
3.750%, 12/07/2020		748,352	750,690
			10,339,817
Telecommunication services - 2.0%
Intelsat Jackson Holdings SA
3.750%, 06/30/2019		26,748,120	24,601,583
Telesat Canada
3.000%, 03/28/2017	CAD	587,813	446,009
3.500%, 03/28/2019		$3,433,276	3,426,124
4.250%, 03/26/2019	CAD	3,637,500	2,768,081
UPC Financing Partnership
3.344%, 06/30/2021		10,325,000	10,289,513
			41,531,310
Utilities - 0.0%
Texas Competitive Electric Holdings
Company LLC
3.750%, 11/07/2016		366,832	366,220
TOTAL TERM LOANS (Cost $85,434,266)			$82,702,104

SECURITIES LENDING COLLATERAL - 0.0%
John Hancock
Collateral Trust, 0.5434% (W)(Y)		52,236	522,742
TOTAL SECURITIES LENDING
COLLATERAL (Cost $522,720)			$522,742

SHORT-TERM INVESTMENTS - 15.3%
Money market funds - 15.3%
State Street Institutional U.S. Government
Money Market Fund, Premier
Class, 0.2421% (Y)		7,105,813	$7,105,813
T. Rowe Price Prime Reserve
Fund, 0.3193% (Y)		308,919,081	308,919,081
			316,024,894
TOTAL SHORT-TERM INVESTMENTS (Cost $316,024,894)			$316,024,894
Total Investments (Capital Appreciation Value Fund)
(Cost $1,853,712,051) - 101.0%			$2,087,797,200
Other assets and liabilities, net - (1.0%)			(20,757,332)
TOTAL NET ASSETS - 100.0%			$2,067,039,868

Core Bond Fund

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 59.3%
U.S. Government - 30.7%
U.S. Treasury Bonds
2.500%, 02/15/2046 to 05/15/2046	$34,618,000	$33,585,154
2.875%, 08/15/2045	11,824,000	12,389,802
U.S. Treasury Notes
0.750%, 01/31/2018 to 04/30/2018	52,804,000	52,701,254
0.875%, 11/30/2017 to 05/15/2019	168,256,000	167,826,410
1.000%, 05/15/2018	10,251,000	10,271,420
1.250%, 03/31/2021	21,726,000	21,595,296
1.375%, 01/31/2021 to 05/31/2021	88,623,000	88,650,669
1.625%, 11/30/2020 to 02/15/2026	33,198,000	33,241,537
1.750%, 05/15/2026	9,049,000	8,869,785
		429,131,327

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency - 28.6%
Federal Home Loan Mortgage Corp.
3.500%, TBA (C)	$1,968,176	$2,105,124
3.500%, 07/01/2032	5,138,519	5,463,117
Federal Home Loan Mortgage Corp.
3.094%, 02/01/2045 (P)	1,096,856	1,149,980
3.500%, TBA (C)	39,800,000	41,490,167
3.500%, 11/01/2029 to 04/01/2046	51,281,783	54,395,750
4.000%, TBA (C)	456,039	491,729
4.000%, 10/01/2029 to 04/01/2046	21,490,247	23,249,340
4.500%, 08/01/2020	3,423,060	3,521,735
5.000%, TBA (C)	1,503,204	1,697,906
Federal National Mortgage Association
1.544%, 10/09/2019 (Z)	1,935,000	1,836,628
2.429%, 02/01/2042 (P)	2,604,233	2,721,116
2.609%, 05/01/2038 (P)	2,059,332	2,165,408
2.722%, 01/01/2045 (P)	1,576,242	1,628,235
2.744%, 01/01/2045 (P)	1,229,059	1,270,572
2.827%, 05/01/2043 (P)	507,985	532,898
3.000%, 11/01/2042 to 08/01/2043	18,454,700	19,033,144
3.185%, 10/01/2043 (P)	355,573	370,705
3.500%, TBA (C)	16,453,826	17,276,546
3.500%, 12/01/2029 to 03/01/2046	58,844,815	62,379,725
4.000%, TBA (C)	6,118,608	6,602,154
4.000%, 01/01/2029 to 04/01/2046	42,142,843	45,586,958
4.373%, 04/01/2040 (P)	809,336	857,989
4.500%, 01/01/2020 to 02/01/2046	13,328,754	14,632,309
5.000%, 01/01/2040	1,379,588	1,570,080
Government National Mortgage Association
3.000%, TBA (C)	29,100,000	30,001,772
3.500%, TBA (C)	18,900,000	19,894,781
4.000%, 10/15/2041 to 05/20/2046	27,249,368	29,252,340
4.500%, 03/15/2041 to 05/15/2046	3,838,994	4,215,577
5.000%, 11/20/2045	231,272	255,201
Tennessee Valley Authority
2.875%, 09/15/2024	1,328,000	1,403,537
4.250%, 09/15/2065	1,687,000	1,802,323
		398,854,846
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $825,847,819)		$827,986,173

FOREIGN GOVERNMENT
OBLIGATIONS - 2.2%
Canada - 0.3%
Province of Ontario
1.625%, 01/18/2019	1,955,000	1,965,966
2.500%, 04/27/2026	1,344,000	1,352,048
Province of Quebec
2.500%, 04/20/2026	1,330,000	1,328,227
		4,646,241
Israel - 0.1%
Government of Israel
2.875%, 03/16/2026	740,000	743,331
4.500%, 01/30/2043	765,000	820,784
		1,564,115
Jordan - 0.2%
Hashemite Kingdom of Jordan
2.578%, 06/30/2022	1,970,000	2,061,621
Mexico - 0.4%
Government of Mexico
4.125%, 01/21/2026	3,225,000	3,362,063
5.750%, 10/12/2049	1,474,000	1,481,370
		4,843,433
Paraguay - 0.1%
Republic of Paraguay
5.000%, 04/15/2026 (S)	1,165,000	1,197,038
6.100%, 08/11/2044 (S)	410,000	418,200
		1,615,238
Qatar - 0.4%
Government of Qatar
2.375%, 06/02/2021 (S)	2,355,000	2,322,619
3.250%, 06/02/2026 (S)	2,310,000	2,272,463
4.625%, 06/02/2046 (S)	560,000	559,300
		5,154,382
Slovenia - 0.4%
Republic of Slovenia
5.250%, 02/18/2024 (S)	3,160,000	3,551,050
5.500%, 10/26/2022 (S)	875,000	990,500
5.850%, 05/10/2023 (S)	1,280,000	1,475,200
		6,016,750
United Arab Emirates - 0.3%
Abu Dhabi Government
2.125%, 05/03/2021 (S)	2,365,000	2,309,304
3.125%, 05/03/2026 (S)	2,440,000	2,446,100
		4,755,404
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $30,387,283)		$30,657,184

CORPORATE BONDS - 23.9%
Consumer discretionary - 2.4%
BMW US Capital LLC
1.500%, 04/11/2019 (S)	2,332,000	2,329,523
2.800%, 04/11/2026 (S)	1,340,000	1,339,767
Charter Communications Operating LLC
4.908%, 07/23/2025 (S)	1,655,000	1,773,523
6.484%, 10/23/2045 (S)	1,552,000	1,790,238
Cox Communications, Inc.
4.800%, 02/01/2035 (S)	480,000	434,160
Discovery Communications LLC
4.875%, 04/01/2043	375,000	332,029
4.900%, 03/11/2026	965,000	1,018,211
General Motors Company
5.000%, 04/01/2035	730,000	712,845
6.750%, 04/01/2046	265,000	310,018
General Motors Financial Company, Inc.
2.400%, 05/09/2019	2,385,000	2,382,539
3.450%, 04/10/2022	1,325,000	1,313,706
3.700%, 05/09/2023	2,045,000	2,022,648
4.200%, 03/01/2021	1,620,000	1,692,450
5.250%, 03/01/2026	1,590,000	1,710,765
Grupo Televisa SAB
5.000%, 05/13/2045	620,000	572,576
6.125%, 01/31/2046	575,000	608,045
McDonald’s Corp.
2.750%, 12/09/2020	620,000	636,541
3.700%, 01/30/2026	803,000	853,470
4.875%, 12/09/2045	1,335,000	1,478,906
Newell Brands, Inc.
5.500%, 04/01/2046	1,496,000	1,706,713

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Scripps Networks Interactive, Inc.
2.800%, 06/15/2020	$725,000	$730,580
3.500%, 06/15/2022	625,000	639,499
3.900%, 11/15/2024	1,035,000	1,057,364
Sky PLC
3.750%, 09/16/2024 (S)	1,370,000	1,387,669
Time Warner Cable, Inc.
6.550%, 05/01/2037	375,000	422,218
Time Warner, Inc.
2.950%, 07/15/2026	1,210,000	1,187,550
4.850%, 07/15/2045	242,000	252,966
Viacom, Inc.
4.850%, 12/15/2034	715,000	635,204
5.250%, 04/01/2044	255,000	229,423
Volkswagen Group of America Finance LLC
2.400%, 05/22/2020 (S)	746,000	739,171
Volkswagen International Finance NV
1.125%, 11/18/2016 (S)	1,475,000	1,475,000
		33,775,317
Consumer staples - 1.8%
Anheuser-Busch InBev Finance, Inc.
2.650%, 02/01/2021	1,575,000	1,602,780
3.650%, 02/01/2026	3,710,000	3,855,413
4.900%, 02/01/2046	2,090,000	2,329,163
Kraft Heinz Foods Company
2.800%, 07/02/2020 (S)	2,120,000	2,174,692
3.000%, 06/01/2026 (S)	2,535,000	2,499,041
Philip Morris International, Inc.
2.125%, 05/10/2023	1,185,000	1,163,570
4.250%, 11/10/2044	1,775,000	1,852,789
Reynolds American, Inc.
5.700%, 08/15/2035	1,000,000	1,174,963
5.850%, 08/15/2045	970,000	1,184,002
Walgreens Boots Alliance, Inc.
2.600%, 06/01/2021	1,825,000	1,827,420
3.450%, 06/01/2026	1,215,000	1,212,722
Wm. Wrigley Jr. Company
2.000%, 10/20/2017 (S)	290,000	292,547
2.400%, 10/21/2018 (S)	610,000	619,332
2.900%, 10/21/2019 (S)	1,441,000	1,484,306
3.375%, 10/21/2020 (S)	1,690,000	1,772,450
		25,045,190
Energy - 3.0%
Anadarko Petroleum Corp.
5.550%, 03/15/2026	1,305,000	1,391,003
6.600%, 03/15/2046	1,395,000	1,550,692
Apache Corp.
4.250%, 01/15/2044	735,000	663,429
Canadian Natural Resources, Ltd.
3.900%, 02/01/2025	538,000	496,593
6.250%, 03/15/2038	535,000	520,176
Canadian Oil Sands, Ltd.
6.000%, 04/01/2042 (S)	502,000	478,277
Chevron Corp.
1.561%, 05/16/2019	2,420,000	2,421,653
2.100%, 05/16/2021	3,345,000	3,343,174
2.954%, 05/16/2026	2,750,000	2,759,606
Energy Transfer Partners LP
2.500%, 06/15/2018	1,075,000	1,060,128
4.150%, 10/01/2020	545,000	537,396
4.750%, 01/15/2026	625,000	596,311
6.125%, 12/15/2045	820,000	770,407
Enterprise Products Operating LLC
5.100%, 02/15/2045	265,000	269,003
5.950%, 02/01/2041	220,000	244,167
EOG Resources, Inc.
4.150%, 01/15/2026	1,076,000	1,145,382
Exxon Mobil Corp.
1.708%, 03/01/2019	930,000	936,875
2.222%, 03/01/2021	1,860,000	1,884,173
3.043%, 03/01/2026	317,000	325,935
4.114%, 03/01/2046	1,765,000	1,876,919
Gulfstream Natural Gas System LLC
5.950%, 10/15/2045 (S)	715,000	728,318
Halliburton Company
5.000%, 11/15/2045	665,000	680,118
Kinder Morgan, Inc.
5.300%, 12/01/2034	550,000	497,774
5.550%, 06/01/2045	835,000	767,938
Magellan Midstream Partners LP
5.000%, 03/01/2026	410,000	450,855
Marathon Petroleum Corp.
5.000%, 09/15/2054	140,000	110,886
5.850%, 12/15/2045	500,000	469,462
Petroleos Mexicanos
2.378%, 04/15/2025	787,500	801,569
2.460%, 12/15/2025	2,740,000	2,798,036
5.625%, 01/23/2046	890,000	755,388
6.875%, 08/04/2026 (S)	755,000	820,383
Schlumberger Holdings Corp.
4.000%, 12/21/2025 (S)	913,000	951,519
Shell International Finance BV
1.875%, 05/10/2021	2,690,000	2,652,111
2.875%, 05/10/2026	1,615,000	1,596,008
4.000%, 05/10/2046	1,075,000	1,044,500
TC PipeLines LP
4.650%, 06/15/2021	166,000	161,245
Transcontinental Gas Pipe Line Company LLC
7.850%, 02/01/2026 (S)	1,135,000	1,362,707
Valero Energy Corp.
4.900%, 03/15/2045	685,000	595,320
Western Gas Partners LP
5.375%, 06/01/2021	215,000	216,448
5.450%, 04/01/2044	245,000	212,901
Williams Partners LP
4.000%, 09/15/2025	475,000	409,917
5.100%, 09/15/2045	160,000	129,153
		41,483,855
Financials - 8.0%
AIA Group, Ltd.
4.500%, 03/16/2046 (S)	805,000	823,955
American International Group, Inc.
3.900%, 04/01/2026	1,285,000	1,300,919
4.375%, 01/15/2055	165,000	146,826
4.800%, 07/10/2045	140,000	139,696
American Tower Corp.
2.800%, 06/01/2020	685,000	691,679
3.300%, 02/15/2021	735,000	754,098
3.450%, 09/15/2021	1,440,000	1,482,828
Bank of America Corp.
2.625%, 04/19/2021	3,200,000	3,212,333
3.500%, 04/19/2026	1,693,000	1,715,119
4.450%, 03/03/2026	2,911,000	3,004,542
6.000%, 09/01/2017	1,570,000	1,651,645

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
BB&T Corp.
2.050%, 05/10/2021	$3,499,000	$3,485,767
Berkshire Hathaway, Inc.
3.125%, 03/15/2026	2,785,000	2,876,295
BNP Paribas SA
4.375%, 05/12/2026 (S)	1,425,000	1,436,870
Capital One Financial Corp.
4.200%, 10/29/2025	1,255,000	1,282,207
Chubb INA Holdings, Inc.
3.350%, 05/03/2026	1,261,000	1,322,295
4.350%, 11/03/2045	980,000	1,071,018
Citigroup, Inc.
1.550%, 08/14/2017	2,210,000	2,212,122
4.450%, 09/29/2027	2,925,000	2,965,377
4.600%, 03/09/2026	1,605,000	1,665,632
Commonwealth Bank of Australia
2.850%, 05/18/2026 (S)	1,445,000	1,427,472
Credit Suisse Group Funding Guernsey, Ltd.
3.450%, 04/16/2021 (S)	2,169,000	2,186,779
4.550%, 04/17/2026 (S)	1,910,000	1,964,318
DDR Corp.
3.375%, 05/15/2023	1,325,000	1,297,060
4.625%, 07/15/2022	1,610,000	1,713,111
DNB Bank ASA
2.375%, 06/02/2021 (S)	2,955,000	2,955,898
GE Capital International Funding Company
4.418%, 11/15/2035 (S)	1,419,000	1,543,182
HSBC Holdings PLC
3.400%, 03/08/2021	1,934,000	1,979,012
3.900%, 05/25/2026	2,720,000	2,753,377
JPMorgan Chase & Co.
2.400%, 06/07/2021	1,900,000	1,896,979
2.550%, 03/01/2021	1,875,000	1,890,268
3.200%, 06/15/2026	1,900,000	1,899,829
3.300%, 04/01/2026	1,896,000	1,917,631
Lazard Group LLC
3.750%, 02/13/2025	1,810,000	1,758,596
4.250%, 11/14/2020	1,085,000	1,139,458
Liberty Mutual Group, Inc.
4.850%, 08/01/2044 (S)	1,130,000	1,103,978
Marsh & McLennan Companies, Inc.
3.750%, 03/14/2026	1,115,000	1,147,770
MetLife, Inc.
4.600%, 05/13/2046	470,000	493,014
Metropolitan Life Global Funding I
1.950%, 12/03/2018 (S)	340,000	342,463
2.500%, 12/03/2020 (S)	965,000	979,204
Mid-America Apartments LP
3.750%, 06/15/2024	1,195,000	1,224,268
4.000%, 11/15/2025	620,000	642,551
4.300%, 10/15/2023	555,000	587,050
Morgan Stanley
2.500%, 04/21/2021	3,229,000	3,220,114
3.950%, 04/23/2027	1,270,000	1,266,233
4.000%, 07/23/2025	4,652,000	4,884,521
Murray Street Investment Trust I
4.647%, 03/09/2017	1,961,000	2,011,990
Nordea Bank AB
2.250%, 05/27/2021 (S)	3,540,000	3,536,924
Royal Bank of Canada
2.300%, 03/22/2021	1,790,000	1,810,469
Royal Bank of Scotland Group PLC
4.800%, 04/05/2026	1,045,000	1,077,196
Santander UK Group Holdings PLC
4.750%, 09/15/2025 (S)	1,185,000	1,167,582
Synchrony Financial
4.500%, 07/23/2025	1,410,000	1,475,729
Tanger Properties LP
3.750%, 12/01/2024	615,000	620,951
3.875%, 12/01/2023	695,000	711,408
Teachers Insurance & Annuity Association of
America
4.900%, 09/15/2044 (S)	210,000	227,790
The Bank of Nova Scotia
1.875%, 04/26/2021	1,615,000	1,603,469
The Goldman Sachs Group, Inc.
2.625%, 04/25/2021	2,420,000	2,427,425
4.250%, 10/21/2025	1,365,000	1,390,142
4.750%, 10/21/2045	1,134,000	1,210,811
6.750%, 10/01/2037	1,179,000	1,433,791
The Toronto-Dominion Bank
2.250%, 03/15/2021 (S)	3,515,000	3,550,582
Trinity Acquisition PLC
3.500%, 09/15/2021	720,000	733,344
UBS Group Funding Jersey, Ltd.
3.000%, 04/15/2021 (S)	2,510,000	2,518,200
4.125%, 04/15/2026 (S)	1,705,000	1,751,219
WEA Finance LLC
3.250%, 10/05/2020 (S)	1,770,000	1,809,506
Westpac Banking Corp.
2.100%, 05/13/2021	2,155,000	2,142,566
2.850%, 05/13/2026	805,000	799,282
		111,465,735
Health care - 2.0%
AbbVie, Inc.
2.500%, 05/14/2020	2,050,000	2,068,532
3.200%, 05/14/2026	950,000	942,635
4.450%, 05/14/2046	915,000	905,473
Actavis Funding SCS
2.350%, 03/12/2018	970,000	977,796
3.800%, 03/15/2025	3,772,000	3,823,937
4.750%, 03/15/2045	1,365,000	1,346,226
Anthem, Inc.
5.100%, 01/15/2044	265,000	289,259
Baxalta, Inc.
4.000%, 06/23/2025 (S)	605,000	605,047
5.250%, 06/23/2045 (S)	1,355,000	1,383,180
Biogen, Inc.
5.200%, 09/15/2045	658,000	722,755
Celgene Corp.
2.875%, 08/15/2020	765,000	782,717
5.000%, 08/15/2045	1,310,000	1,391,456
Mylan NV
3.150%, 06/15/2021 (S)	1,800,000	1,797,912
3.950%, 06/15/2026 (S)	1,470,000	1,458,696
5.250%, 06/15/2046 (S)	890,000	889,858
Perrigo Finance Unlimited Company
3.900%, 12/15/2024	1,365,000	1,341,566
4.375%, 03/15/2026	1,045,000	1,062,369
Pfizer, Inc.
2.750%, 06/03/2026	1,635,000	1,634,575
4.400%, 05/15/2044	1,360,000	1,508,845
UnitedHealth Group, Inc.
2.125%, 03/15/2021	1,170,000	1,173,433

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
UnitedHealth Group, Inc. (continued)
3.100%, 03/15/2026	$1,800,000	$1,842,174
		27,948,441
Industrials - 1.3%
AP Moeller - Maersk A/S
3.875%, 09/28/2025 (S)	1,036,000	1,042,520
Burlington Northern Santa Fe LLC
4.700%, 09/01/2045	830,000	937,108
ERAC USA Finance LLC
2.600%, 12/01/2021 (S)	1,585,000	1,585,204
3.300%, 12/01/2026 (S)	1,595,000	1,592,443
4.500%, 02/15/2045 (S)	360,000	364,883
FedEx Corp.
4.550%, 04/01/2046	940,000	967,831
General Electric Company
5.875%, 01/14/2038	473,000	621,033
Lockheed Martin Corp.
2.500%, 11/23/2020 (L)	1,265,000	1,287,749
3.550%, 01/15/2026	1,067,000	1,132,026
4.700%, 05/15/2046	780,000	872,506
Northrop Grumman Corp.
3.250%, 08/01/2023	1,600,000	1,678,894
3.850%, 04/15/2045	480,000	476,290
Penske Truck Leasing Company LP
3.050%, 01/09/2020 (S)	370,000	372,734
3.200%, 07/15/2020 (S)	1,660,000	1,678,909
3.375%, 02/01/2022 (S)	1,550,000	1,542,447
Trinity Acquisition PLC
4.400%, 03/15/2026	375,000	383,358
Union Pacific Corp.
4.050%, 03/01/2046	965,000	1,002,356
Valmont Industries, Inc.
5.250%, 10/01/2054	760,000	668,770
		18,207,061
Information technology - 1.4%
Alibaba Group Holding, Ltd.
3.600%, 11/28/2024	1,195,000	1,194,712
Apple, Inc.
2.250%, 02/23/2021	2,132,000	2,163,833
4.650%, 02/23/2046	2,440,000	2,674,482
Diamond 1 Finance Corp.
3.480%, 06/01/2019 (S)	585,000	592,774
6.020%, 06/15/2026 (S)	1,745,000	1,760,777
Fidelity National Information Services, Inc.
2.850%, 10/15/2018	1,480,000	1,504,278
3.625%, 10/15/2020	1,110,000	1,158,444
4.500%, 10/15/2022	615,000	659,297
5.000%, 10/15/2025	830,000	924,516
Hewlett Packard Enterprise Company
4.900%, 10/15/2025 (S)	1,275,000	1,304,064
6.350%, 10/15/2045 (S)	1,500,000	1,433,027
Lam Research Corp.
2.800%, 06/15/2021	1,215,000	1,220,668
3.900%, 06/15/2026	1,365,000	1,383,904
Total System Services, Inc.
3.800%, 04/01/2021	575,000	596,114
4.800%, 04/01/2026	540,000	569,644
Visa, Inc.
3.150%, 12/14/2025	1,280,000	1,327,809
		20,468,343
Materials - 0.5%
Albemarle Corp.
5.450%, 12/01/2044	745,000	740,187
Barrick North America Finance LLC
4.400%, 05/30/2021	960,000	1,005,016
BHP Billiton Finance USA, Ltd.
5.000%, 09/30/2043	645,000	683,964
International Paper Company
5.150%, 05/15/2046	1,200,000	1,251,720
LYB International Finance BV
4.875%, 03/15/2044	570,000	561,537
Rio Tinto Finance USA, Ltd.
3.750%, 06/15/2025	2,085,000	2,078,153
The Mosaic Company
5.625%, 11/15/2043	355,000	374,137
		6,694,714
Telecommunication services - 1.6%
AT&T, Inc.
2.800%, 02/17/2021	1,345,000	1,363,149
3.000%, 06/30/2022	2,390,000	2,392,287
3.400%, 05/15/2025	3,050,000	3,044,397
3.600%, 02/17/2023	1,345,000	1,379,814
3.800%, 03/15/2022	1,030,000	1,074,010
3.950%, 01/15/2025	1,875,000	1,944,900
4.125%, 02/17/2026	2,965,000	3,117,644
4.450%, 04/01/2024	1,380,000	1,476,713
4.800%, 06/15/2044	325,000	325,220
Verizon Communications, Inc.
4.272%, 01/15/2036	473,000	469,523
4.400%, 11/01/2034	1,657,000	1,678,569
4.862%, 08/21/2046	3,440,000	3,664,549
		21,930,775
Utilities - 1.9%
American Electric Power Company, Inc.
1.650%, 12/15/2017	1,695,000	1,694,510
Cleco Corporate Holdings LLC
3.743%, 05/01/2026 (S)	980,000	978,004
4.973%, 05/01/2046 (S)	725,000	724,616
Commonwealth Edison Company
3.700%, 03/01/2045	290,000	286,414
Dominion Resources, Inc.
2.962%, 07/01/2019	540,000	543,416
3.900%, 10/01/2025	297,000	307,289
4.700%, 12/01/2044	885,000	924,610
Duke Energy Carolinas LLC
2.500%, 03/15/2023	1,020,000	1,031,635
3.875%, 03/15/2046	545,000	557,404
Duke Energy Corp.
3.750%, 04/15/2024	600,000	635,057
4.800%, 12/15/2045	540,000	597,397
Duke Energy Progress LLC
3.250%, 08/15/2025	795,000	835,879
Electricite de France SA
5.250%, 10/13/2055 (S)	860,000	869,645
6.000%, 01/22/2114 (S)	255,000	262,401
Entergy Louisiana LLC
3.050%, 06/01/2031	1,075,000	1,053,122
Indiana Michigan Power Company
4.550%, 03/15/2046	485,000	516,255
MidAmerican Energy Company
3.500%, 10/15/2024	750,000	804,422
4.250%, 05/01/2046	745,000	816,571

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Pacific Gas & Electric Company
2.950%, 03/01/2026	$917,000	$932,506
PECO Energy Company
3.150%, 10/15/2025	1,245,000	1,304,776
PPL Capital Funding, Inc.
3.100%, 05/15/2026	2,115,000	2,093,137
PPL Electric Utilities Corp.
4.150%, 10/01/2045	760,000	805,967
Puget Energy, Inc.
6.000%, 09/01/2021	1,800,000	2,045,329
Sempra Energy
2.850%, 11/15/2020	1,370,000	1,400,852
Sierra Pacific Power Company
2.600%, 05/01/2026 (S)	1,200,000	1,191,456
Southern California Gas Company
2.600%, 06/15/2026	1,530,000	1,527,032
Southwestern Electric Power Company
3.900%, 04/01/2045	690,000	649,100
The Southern Company
4.400%, 07/01/2046	1,055,000	1,069,659
Virginia Electric & Power Company
3.150%, 01/15/2026	840,000	869,060
		27,327,521
TOTAL CORPORATE BONDS (Cost $328,564,505)		$334,346,952

MUNICIPAL BONDS - 0.9%
County of Clark Department of Aviation
(Nevada) 6.820%, 07/01/2045	1,755,000	2,635,343
Los Angeles Community College District
(California) 6.750%, 08/01/2049	1,275,000	1,960,848
New Jersey Turnpike Authority
7.102%, 01/01/2041	1,541,000	2,275,502
North Texas Tollway Authority
6.718%, 01/01/2049	1,375,000	2,034,450
Port Authority of New York & New Jersey
(New York) 4.458%, 10/01/2062	1,610,000	1,770,066
State of California 7.600%, 11/01/2040	1,160,000	1,811,943
The Ohio State University 4.800%, 06/01/2111	469,000	506,440
TOTAL MUNICIPAL BONDS (Cost $11,716,870)		$12,994,592

COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.7%
Commercial and residential - 2.9%
CFCRE Commercial Mortgage Trust
Series 2011-C1, Class A4,
4.961%, 04/15/2044 (P)(S)	1,110,000	1,220,514
Series 2016-C4, Class ASB,
3.163%, 05/10/2058	555,000	568,640
Citigroup Commercial Mortgage Trust,
Series 2016-GC36, Class A5
3.616%, 02/10/2049	1,369,000	1,454,596
Commercial Mortgage Trust (Cantor
Fitzgerald/Deutsche Bank AG)
Series 2012-CR1, Class A2,
2.350%, 05/15/2045	1,475,986	1,484,698
Series 2012-CR4, Class A2,
1.801%, 10/15/2045	241,000	240,568
Series 2013-CR10, Class A2,
2.972%, 08/10/2046	484,000	495,614
Series 2013-CR11, Class A1,
1.468%, 10/10/2046	285,745	285,148
Series 2013-CR12, Class A1,
1.295%, 10/10/2046	103,052	102,783
Series 2013-CR12, Class A4,
4.046%, 10/10/2046	80,000	87,725
Series 2013-CR6, Class A1,
0.719%, 03/10/2046	223,045	221,625
Series 2014-CR16, Class ASB,
3.653%, 04/10/2047	940,000	985,725
Series 2014-CR18, Class ASB,
3.452%, 07/15/2047	318,000	336,257
Series 2014-UBS4, Class A5,
3.694%, 08/10/2047	413,000	439,064
Series 2014-UBS6, Class AM,
4.048%, 12/10/2047	1,206,000	1,288,106
Series 2014-UBS6, Class ASB,
3.387%, 12/10/2047	843,000	884,918
Commercial Mortgage Trust (Deutsche
Bank AG)
Series 2010-C1, Class A2,
3.830%, 07/10/2046 (S)	211,194	216,872
Series 2010-C1, Class A3,
4.205%, 07/10/2046 (S)	2,041,000	2,204,769
Commercial Mortgage Trust (Deutsche Bank
AG/Jefferies & Company),
Series 2014-UBS5, Class ASB
3.548%, 09/10/2047	195,000	205,567
CSAIL Commercial Mortgage Trust
Series 2015-C4, Class A4,
3.808%, 11/15/2048	524,000	562,756
Series 2015-C4, Class ASB,
3.617%, 11/11/2048	1,268,000	1,345,161
Series 2016-C5, Class ASB,
3.533%, 11/15/2048	279,000	296,157
DBUBS Mortgage Trust
Series 2011-LC1A, Class A1,
3.742%, 11/10/2046 (S)	16,472	16,569
Series 2011-LC2A, Class A4,
4.537%, 07/10/2044 (S)	1,145,000	1,260,711
GS Mortgage Securities Trust
Series 2011-GC5, Class A2,
2.999%, 08/10/2044	519,737	519,870
Series 2012-GCJ7, Class A2,
2.318%, 05/10/2045	1,312,148	1,317,693
Series 2012-GCJ7, Class AAB,
2.935%, 05/10/2045	181,000	186,159
Series 2013-GC16, Class A1,
1.264%, 11/10/2046	73,095	73,137
Series 2014-GC18, Class AAB,
3.648%, 01/10/2047	361,000	384,680
Series 2014-GC20, Class AAB,
3.655%, 04/10/2047	237,000	252,845
Series 2014-GC26, Class AAB,
3.365%, 11/10/2047	373,000	392,722
Series 2015-GC32, Class AAB,
3.278%, 10/10/2048	646,000	675,398
Series 2015-GS1, Class A3,
3.734%, 11/10/2048	2,500,000	2,697,261

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Impact Funding Affordable Multifamily
Housing Mortgage Loan Trust,
Series 2010-1, Class A1
5.314%, 01/25/2051 (S)	$1,948,603	$2,255,075
JPMBB Commercial Mortgage Securities Trust
Series 2013-C15, Class A2,
2.977%, 11/15/2045	542,285	556,713
Series 2015-C28, Class A3,
2.912%, 10/15/2048	1,414,000	1,421,024
Series 2015-C30, Class AS,
4.226%, 07/15/2048 (P)	1,114,000	1,205,479
Series 2015-C31, Class ASB,
3.540%, 08/15/2048	400,000	424,730
Series 2016-C1, Class ASB,
3.316%, 03/15/2049	1,019,000	1,066,187
JPMDB Commercial Mortgage
Securities Trust, Series 2016-C2, Class ASB
2.954%, 06/15/2049	1,117,000	1,142,908
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2004-IN2, Class A2,
5.115%, 07/15/2041	11,563	11,573
Series 2010-C2, Class A3,
4.070%, 11/15/2043 (S)	506,000	538,423
Series 2010-CNTR, Class A1,
3.300%, 08/05/2032 (S)	225,869	230,912
Series 2010-CNTR, Class A2,
4.311%, 08/05/2032 (S)	841,000	898,598
Series 2011-C4, Class A3,
4.106%, 07/15/2046 (S)	2,104,483	2,191,112
Series 2012-LC9, Class A2,
1.677%, 12/15/2047	446,210	447,002
Series 2015-JP1, Class ASB,
3.733%, 01/15/2049	280,000	300,326
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2013-C10, Class A1,
1.394%, 07/15/2046	395,612	395,718
Series 2013-C9, Class A,
1.970%, 05/15/2046	292,540	293,303
Series 2015-C23, Class A3,
3.451%, 07/15/2050	323,000	339,679
Series 2015-C25, Class ASB,
3.383%, 10/15/2028	916,000	962,955
Series 2016-C28, Class ASB,
3.288%, 04/15/2025	1,003,000	1,045,491
Morgan Stanley Capital I Trust
Series 2011-C2, Class A2,
3.476%, 06/15/2044 (S)	287,368	288,151
Series 2011-C3, Class A2,
3.224%, 07/15/2049	501,719	502,262
Series 2016-UBS9, Class A1,
1.711%, 03/15/2049	739,991	738,491
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C2, Class A2
2.113%, 05/10/2063	854,000	858,544
		40,818,964
U.S. Government Agency - 1.8%
Federal Home Loan Mortgage Corp.
Series 2014-HQ1, Class M1,
2.096%, 08/25/2024 (P)	404,864	405,973
Series 271, Class 30, 3.000%, 08/15/2042	533,285	545,546
Series 300, Class 300, 3.000%, 01/15/2043	11,987,898	12,218,829
Series 342, Class 300, 3.000%, 02/15/2045	4,138,896	4,204,248
Series 4225, Class A, 4.000%, 09/15/2040	779,286	829,524
Federal National Mortgage Association
Series 2007-108, Class AN,
8.156%, 11/25/2037 (P)	323,330	383,203
Series 2012-112, Class DA,
3.000%, 10/25/2042	4,979,989	5,072,312
Series 2012-134, Class LC,
3.000%, 12/25/2042	520,612	537,063
Series 411, Class A3, 3.000%, 08/25/2042	480,101	483,781
		24,680,479
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $65,136,272)		$65,499,443

ASSET BACKED SECURITIES - 14.0%
Ally Auto Receivables Trust
Series 2014-1, Class A4,
1.530%, 04/15/2019	1,138,000	1,142,010
Series 2016-1, Class A2A,
1.200%, 08/15/2018	1,120,000	1,120,903
Ally Master Owner Trust
Series 2012-5, Class A, 1.540%, 09/15/2019	4,060,000	4,064,799
Series 2014-3, Class A, 1.330%, 03/15/2019	2,487,000	2,486,075
Series 2014-4, Class A2,
1.430%, 06/17/2019	4,540,000	4,542,067
Series 2014-5, Class A1,
0.925%, 10/15/2019 (P)	2,240,000	2,233,995
Series 2015-2, Class A1,
1.005%, 01/15/2021 (P)	1,432,000	1,435,136
Avis Budget Rental Car Funding AESOP LLC
Series 2012-3A, Class A,
2.100%, 03/20/2019 (S)	1,139,000	1,140,523
Series 2013-1A, Class A,
1.920%, 09/20/2019 (S)	3,292,000	3,277,358
Series 2014-2A, Class A,
2.500%, 02/20/2021 (S)	940,000	943,424
Series 2016-1A, Class A,
2.990%, 06/20/2022 (S)	1,735,000	1,761,015
Series 2016-2A, Class A,
2.720%, 11/20/2022 (S)	2,212,000	2,224,454
Bank of The West Auto Trust, Series 2014-1,
Class A3
1.090%, 03/15/2019 (S)	509,912	509,547
California Republic Auto Receivables Trust
Series 2014-2, Class A4,
1.570%, 12/16/2019	318,000	317,870
Series 2014-3, Class A4,
1.790%, 03/16/2020	255,000	255,088
Series 2015-1, Class A4,
1.820%, 09/15/2020	730,000	728,698
Series 2015-2, Class A3,
1.310%, 08/15/2019	708,000	706,879
Series 2015-4, Class A2,
1.600%, 09/17/2018 (S)	890,000	890,846
Series 2015-4, Class A4,
2.580%, 06/15/2021 (S)	1,199,000	1,212,467
Series 2016-1, Class A3,
1.890%, 05/15/2020	1,599,000	1,599,268
Series 2016-1, Class A4,
2.240%, 10/15/2021	890,000	890,503

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Capital Auto Receivables Asset Trust
Series 2013-2, Class A4,
1.560%, 07/20/2018	$540,552	$540,705
Series 2013-3, Class A4,
1.680%, 04/20/2018	298,000	298,505
Series 2013-4, Class A4,
1.470%, 07/20/2018	985,000	985,793
Series 2014-1, Class A4,
1.690%, 10/22/2018	1,425,000	1,428,442
Series 2014-2, Class A4,
1.620%, 10/22/2018	305,000	305,552
Series 2015-1, Class A3,
1.610%, 06/20/2019	1,378,000	1,381,736
Series 2015-1, Class A4,
1.860%, 10/21/2019	1,232,000	1,239,176
Series 2015-2, Class A2,
1.390%, 09/20/2018	715,000	715,716
Series 2015-2, Class A3,
1.730%, 09/20/2019	2,437,000	2,447,387
Series 2015-2, Class A4,
1.970%, 01/21/2020	3,131,000	3,139,519
Series 2015-3, Class A1A,
1.390%, 02/20/2018 (S)	3,572,000	3,570,231
Series 2015-3, Class A3,
1.940%, 01/21/2020	1,540,000	1,552,178
Series 2015-4, Class A2,
1.620%, 03/20/2019	946,000	946,382
Series 2015-4, Class A3,
1.830%, 03/20/2020	1,736,000	1,740,484
Series 2015-4, Class A4,
2.010%, 07/20/2020	776,000	775,578
Series 2016-1, Class A2A,
1.500%, 11/20/2018	2,080,000	2,082,485
Series 2016-1, Class A3,
1.730%, 04/20/2020	1,690,000	1,693,458
Series 2016-1, Class A4,
1.980%, 10/20/2020	765,000	763,994
Capital One Multi-Asset Execution Trust
Series 2015-A1, Class A,
1.390%, 01/15/2021	162,000	162,232
Series 2016-A1, Class A1,
0.900%, 02/15/2022 (P)	5,768,000	5,788,029
Series 2016-A2, Class A2,
1.066%, 02/15/2024 (P)	3,051,000	3,070,185
Chrysler Capital Auto Receivables Trust,
Series 2016-AA, Class A3
1.770%, 10/15/2020 (S)	2,720,000	2,726,087
Discover Card Execution Note Trust,
Series 2016-A2, Class A2
0.975%, 09/15/2021 (P)	5,240,000	5,270,846
Ford Credit Auto Owner Trust
Series 2013-B, Class A3,
0.570%, 10/15/2017	15,191	15,187
Series 2014-1, Class A,
2.260%, 11/15/2025 (S)	2,462,000	2,495,172
Series 2014-C, Class A3,
1.060%, 05/15/2019	1,464,000	1,464,178
Series 2015-2, Class A,
2.440%, 01/15/2027 (S)	3,777,000	3,840,737
Series 2016-1, Class A,
2.310%, 08/15/2027 (S)	4,784,000	4,826,134
Series 2016-A, Class A2A,
1.120%, 12/15/2018	1,460,000	1,461,152
Series 2016-B, Class A4,
1.520%, 08/15/2021	744,000	740,926
Ford Credit Floorplan Master Owner Trust A
Series 2012-2, Class A, 1.920%, 01/15/2019	1,249,000	1,255,127
Series 2014-1, Class A1,
1.200%, 02/15/2019	682,000	681,628
Series 2015-2, Class A2,
1.005%, 01/15/2022 (P)	1,641,000	1,633,006
Series 2016-1, Class A2,
1.335%, 02/15/2021 (P)	1,119,000	1,126,712
Hertz Vehicle Financing II LP, Series 2015-1A,
Class A
2.730%, 03/25/2021 (S)	802,000	804,236
Hyundai Auto Receivables Trust
Series 2013-A, Class A4,
0.750%, 09/17/2018	408,853	408,539
Series 2013-B, Class A4,
1.010%, 02/15/2019	515,000	515,076
Navient Private Education Loan Trust
Series 2014-AA, Class A2B,
1.685%, 02/15/2029 (P)(S)	1,207,000	1,200,965
Series 2015-AA, Class A2B,
1.635%, 12/15/2028 (P)(S)	485,000	479,145
Series 2015-CA, Class A,
1.933%, 01/16/2035 (P)(S)	1,309,591	1,314,578
Series 2015-CA, Class B,
3.250%, 05/15/2040 (S)	915,000	912,420
Series 2016-AA, Class A1,
1.533%, 12/15/2025 (P)(S)	1,200,417	1,202,649
Series 2016-AA, Class A2A,
3.910%, 12/15/2045 (S)	1,987,000	2,012,113
Series 2016-AA, Class A2B,
2.583%, 12/15/2045 (P)(S)	1,563,000	1,563,767
Navient Student Loan Trust
Series 2014-8, Class A2,
0.886%, 04/25/2023 (P)	782,000	776,650
Series 2014-8, Class B,
1.946%, 07/26/2049 (P)	495,000	441,971
Series 2014-CTA, Class A,
1.135%, 09/16/2024 (P)(S)	1,541,146	1,527,295
Nelnet Student Loan Trust
Series 2004-3, Class A5,
0.818%, 10/27/2036 (P)	1,041,241	992,783
Series 2004-4, Class A5,
0.798%, 01/25/2037 (P)	909,726	869,083
Series 2005-1, Class A5,
0.748%, 10/25/2033 (P)	2,888,000	2,699,462
Series 2005-2, Class A5,
0.724%, 03/23/2037 (P)	1,007,000	945,425
Series 2005-3, Class A5,
0.744%, 12/24/2035 (P)	1,326,000	1,246,865
Series 2005-4, Class A4,
0.804%, 03/22/2032 (P)	668,000	589,852
Series 2010-4, Class A,
1.239%, 04/25/2046 (P)(S)	339,552	336,788
Santander Drive Auto Receivables Trust,
Series 2016-2, Class A2A
1.380%, 07/15/2019	2,299,000	2,297,333
SLC Student Loan Trust, Series 2007-2,
Class A2
1.026%, 05/15/2028 (P)	262,357	259,075

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
SLM Private Education Loan Trust
Series 2011-A, Class A2,
4.370%, 04/17/2028 (S)	$2,329,000	$2,399,734
Series 2011-B, Class A2,
3.740%, 02/15/2029 (S)	311,000	317,614
Series 2012-B, Class A2,
3.480%, 10/15/2030 (S)	1,168,782	1,189,062
Series 2012-C, Class A1,
1.533%, 08/15/2023 (P)(S)	253,520	253,555
Series 2012-D, Class A2,
2.950%, 02/15/2046 (S)	1,778,000	1,789,928
Series 2012-E, Class A1,
1.183%, 10/16/2023 (P)(S)	125,426	125,241
Series 2012-E, Class A2B,
2.183%, 06/15/2045 (P)(S)	768,000	774,030
Series 2013-A, Class A1,
1.033%, 08/15/2022 (P)(S)	748,191	747,940
Series 2013-A, Class A2A,
1.770%, 05/17/2027 (S)	549,000	545,129
Series 2013-A, Class A2B,
1.483%, 05/17/2027 (P)(S)	1,189,000	1,189,014
Series 2013-B, Class A1,
1.083%, 07/15/2022 (P)(S)	506,490	506,489
Series 2013-B, Class A2A,
1.850%, 06/17/2030 (S)	1,702,000	1,687,710
Series 2013-C, Class A2A,
2.940%, 10/15/2031 (S)	281,000	286,639
Series 2014-A, Class A1,
1.035%, 07/15/2022 (P)(S)	838,494	838,178
Series 2014-A, Class A2A,
2.590%, 01/15/2026 (S)	984,000	989,538
SLM Student Loan Trust
Series 2004-10, Class A6A,
1.188%, 04/27/2026 (P)(S)	2,826,000	2,802,242
Series 2004-3, Class A5,
0.808%, 07/25/2023 (P)	1,144,145	1,117,932
Series 2005-5, Class A3,
0.738%, 04/25/2025 (P)	67,645	67,097
Series 2005-5, Class A4,
0.778%, 10/25/2028 (P)	8,572,000	8,073,113
Series 2005-6, Class A5B,
1.838%, 07/27/2026 (P)	273,963	274,535
Series 2005-6, Class A6,
0.778%, 10/27/2031 (P)	3,420,000	3,196,095
Series 2005-7, Class A4,
0.788%, 10/25/2029 (P)	856,000	810,400
Series 2005-9, Class A5,
0.758%, 01/27/2025 (P)	176,439	176,070
Series 2006-3, Class A5,
0.738%, 01/25/2021 (P)	1,012,000	963,363
Series 2007-2, Class A4,
0.698%, 07/25/2022 (P)	2,578,000	2,403,751
Series 2007-2, Class B,
0.808%, 07/25/2025 (P)	2,151,000	1,705,021
Series 2007-3, Class A3,
0.678%, 04/25/2019 (P)	3,036,638	3,008,269
Series 2007-5, Class A5,
0.718%, 01/25/2024 (P)	786,045	777,369
Series 2010-1, Class A,
0.846%, 03/25/2025 (P)	696,063	675,459
Series 2012-6, Class A3,
1.196%, 05/26/2026 (P)	963,000	934,322
Series 2012-6, Class B,
1.446%, 04/27/2043 (P)	720,000	642,497
Series 2013-1, Class B,
2.246%, 11/25/2043 (P)	185,000	167,189
Series 2013-3, Class B,
1.946%, 09/25/2043 (P)	366,000	332,233
Series 2013-6, Class A3,
1.096%, 06/26/2028 (P)	2,439,000	2,372,147
Series 2014-2, Class A3,
1.036%, 03/26/2029 (P)	3,767,000	3,660,514
Series 2014-2, Class B,
1.946%, 01/25/2045 (P)	100,000	90,499
SMB Private Education Loan Trust
Series 2015-A, Class A1,
1.033%, 07/17/2023 (P)(S)	361,811	361,329
Series 2015-A, Class A2A,
2.490%, 06/15/2027 (S)	5,452,000	5,363,063
Series 2015-A, Class A2B,
1.433%, 06/15/2027 (P)(S)	2,328,000	2,268,915
Series 2015-B, Class A2A,
2.980%, 07/15/2027 (S)	1,381,000	1,410,349
Series 2015-B, Class A2B,
1.633%, 07/15/2027 (P)(S)	1,663,000	1,651,494
Series 2015-C, Class A1,
1.333%, 07/15/2022 (P)(S)	1,435,294	1,436,682
Series 2015-C, Class A2A,
2.750%, 07/15/2027 (S)	1,985,000	1,983,807
Series 2015-C, Class A2B,
1.833%, 06/15/2023 (P)(S)	848,000	844,611
Series 2016-A, Class A1,
1.136%, 05/15/2023 (P)(S)	1,746,000	1,746,000
Series 2016-A, Class A2A,
2.700%, 05/15/2031 (S)	3,321,000	3,322,229
Series 2016-A, Class A2B,
1.936%, 05/15/2031 (P)(S)	2,536,000	2,536,000
Synchrony Credit Card Master Note Trust,
Series 2016-2, Class A
2.150%, 05/15/2024	3,994,000	4,004,904
Trade MAPS 1, Ltd., Series 2013-1A, Class A
1.138%, 12/10/2018 (P)(S)	2,029,000	2,020,392
World Financial Network Credit Card
Master Trust, Series 2014-C, Class A
1.540%, 08/16/2021	272,000	272,552
TOTAL ASSET BACKED SECURITIES (Cost $197,252,733)		$196,155,899

SECURITIES LENDING COLLATERAL - 0.0%
John Hancock
Collateral Trust, 0.5434% (W)(Y)	104	$1,037
TOTAL SECURITIES LENDING COLLATERAL (Cost $1,037)		$1,037

SHORT-TERM INVESTMENTS - 3.9%
Money market funds - 3.9%
State Street Institutional Liquid Reserves Fund,
Premier Class, 0.4552% (Y)	54,657,045	$54,657,045
TOTAL SHORT-TERM INVESTMENTS (Cost $54,657,045)		$54,657,045
Total Investments (Core Bond Fund)
(Cost $1,513,563,564) - 108.9%		$1,522,298,325
Other assets and liabilities, net - (8.9%)		(124,483,479)
TOTAL NET ASSETS - 100.0%		$1,397,814,846

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Fundamental Global Franchise Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 92.6%
Belgium - 4.7%
Anheuser-Busch InBev SA	160,112	$20,237,402
France - 5.5%
Danone SA	340,970	23,953,762
Germany - 2.0%
adidas AG	68,028	8,708,788
Ireland - 4.2%
Experian PLC	964,583	18,237,110
Netherlands - 6.4%
Heineken Holding NV	340,951	27,980,449
South Korea - 2.8%
Samsung Electronics Company, Ltd.	11,125	12,041,557
Switzerland - 3.6%
Nestle SA	212,860	15,730,288
United Kingdom - 13.2%
British American Tobacco PLC	320,217	19,479,558
Diageo PLC	544,418	14,772,913
Imperial Brands PLC	300,452	16,339,981
SABMiller PLC	106,046	6,598,033
		57,190,485
United States - 50.2%
Alphabet, Inc., Class A (I)	8,253	6,180,259
Alphabet, Inc., Class C (I)	8,475	6,235,227
Amazon.com, Inc. (I)	26,058	18,834,462
American Express Company	88,527	5,821,536
American Tower Corp.	102,320	10,823,410
Amgen, Inc.	48,441	7,651,256
Apple, Inc.	194,093	19,382,127
eBay, Inc. (I)	1,049,755	25,677,007
IHS, Inc., Class A (I)	113,491	13,951,449
McDonald’s Corp.	99,896	12,193,306
Mead Johnson Nutrition Company	133,122	10,953,278
PepsiCo, Inc.	124,918	12,637,954
Ralph Lauren Corp.	212,848	20,077,952
Tempur Sealy International, Inc. (I)	163,332	9,509,189
The Coca-Cola Company	138,065	6,157,699
The Gap, Inc.	242,238	4,357,862
The Procter & Gamble Company	192,857	15,629,131
Twenty-First Century Fox, Inc., Class A	222,644	6,429,959
Visa, Inc., Class A	68,114	5,376,919
		217,879,982
TOTAL COMMON STOCKS (Cost $332,564,164)		$401,959,823

SHORT-TERM INVESTMENTS - 7.3%
Money market funds - 7.3%
JPMorgan U.S. Treasury Plus Money Market
Fund, Institutional Class, 0.1700% (Y)	31,555,972	$31,555,972
TOTAL SHORT-TERM INVESTMENTS (Cost $31,555,972)		$31,555,972
Total Investments (Fundamental Global Franchise Fund)
(Cost $364,120,136) - 99.9%		$433,515,795
Other assets and liabilities, net - 0.1%		263,278
TOTAL NET ASSETS - 100.0%		$433,779,073

Global Bond Fund

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS - 33.6%
Australia - 0.4%
New South Wales Treasury Corp.,
Inflation-Linked Bond
3.420%, 11/20/2025	AUD	700,000	$744,853
Queensland Treasury Corp.
4.250%, 07/21/2023 (S)		1,300,000	1,052,483
			1,797,336
Canada - 3.9%
Government of Canada
1.500%, 12/01/2044	CAD	331,854	327,547
Province of Alberta
1.250%, 06/01/2020		2,100,000	1,598,120
2.350%, 06/01/2025		2,200,000	1,690,075
Province of British Columbia
4.300%, 06/18/2042		500,000	475,746
Province of Ontario
2.100%, 09/08/2018		1,000,000	781,500
2.400%, 06/02/2026		6,900,000	5,335,576
2.450%, 06/29/2022		$1,100,000	1,126,832
3.150%, 06/02/2022	CAD	600,000	498,242
3.450%, 06/02/2045		1,100,000	910,533
3.500%, 06/02/2024		3,800,000	3,228,964
Province of Quebec
3.000%, 09/01/2023		1,500,000	1,236,718
4.250%, 12/01/2021		1,900,000	1,658,673
			18,868,526
France - 2.5%
Government of France
1.000%, 11/25/2025	EUR	800,000	939,749
1.750%, 05/25/2023 to 11/25/2024		1,700,000	2,124,350
2.500%, 10/25/2020		4,500,000	5,620,931
3.000%, 04/25/2022		800,000	1,054,481
3.250%, 05/25/2045		1,600,000	2,539,972
			12,279,483
Germany - 0.6%
Federal Republic of Germany
4.250%, 07/04/2039		1,400,000	2,717,259
Greece - 0.4%
Republic of Greece
3.800%, 08/08/2017	JPY	260,000,000	2,185,526
Italy - 3.2%
Republic of Italy
2.000%, 12/01/2025	EUR	1,800,000	2,117,431
2.700%, 03/01/2047 (S)		1,800,000	2,068,051
3.250%, 09/01/2046 (S)		1,900,000	2,436,722
4.000%, 02/01/2037		3,400,000	4,870,929
5.000%, 09/01/2040		2,000,000	3,268,809
6.000%, 08/04/2028	GBP	500,000	891,761
			15,653,703
Japan - 10.0%
Government of Japan
0.400%, 03/20/2036	JPY	750,000,000	6,964,587
1.400%, 09/20/2034 to 09/20/2045		560,000,000	6,468,384
1.500%, 12/20/2044		100,000,000	1,195,024
1.600%, 03/20/2033		360,000,000	4,045,423
1.700%, 09/20/2032 to 09/20/2044		2,400,000,000	27,287,706
Japan Finance Organization For
Municipalities
2.125%, 04/13/2021 (S)		$2,000,000	2,006,552

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Japan (continued)
Tokyo Metropolitan
2.000%, 05/17/2021 (S)		$1,000,000	$1,002,772
			48,970,448
Norway - 0.2%
Kommunalbanken AS
6.500%, 04/12/2021	AUD	1,300,000	1,106,530
Poland - 0.0%
Republic of Poland
3.250%, 07/25/2025	PLN	100,000	25,954
Qatar - 0.1%
Government of Qatar
4.625%, 06/02/2046 (S)		$500,000	499,375
Slovenia - 4.7%
Republic of Slovenia
4.125%, 02/18/2019		4,300,000	4,530,282
4.125%, 02/18/2019 (S)		1,900,000	1,999,750
4.700%, 11/01/2016 (S)	EUR	7,600,000	8,625,155
4.750%, 05/10/2018		$700,000	738,619
5.250%, 02/18/2024		1,400,000	1,574,360
5.500%, 10/26/2022		3,000,000	3,396,261
5.850%, 05/10/2023		1,800,000	2,078,260
			22,942,687
Spain - 2.9%
Autonomous Community of Andalusia
4.850%, 03/17/2020	EUR	900,000	1,157,660
Autonomous Community of Catalonia
4.300%, 11/15/2016		1,700,000	1,902,192
4.750%, 06/04/2018		1,000,000	1,132,073
4.950%, 02/11/2020		700,000	801,369
Autonomous Community of Madrid
4.300%, 09/15/2026		1,300,000	1,776,756
Kingdom of Spain
2.750%, 10/31/2024 (S)		300,000	373,756
2.900%, 10/31/2046 (S)		5,270,000	6,085,560
4.400%, 10/31/2023 (S)		700,000	970,147
			14,199,513
Sweden - 0.2%
Kingdom of Sweden
4.250%, 03/12/2019	SEK	6,300,000	854,363
United Kingdom - 4.5%
Government of United Kingdom
2.250%, 09/07/2023	GBP	1,300,000	2,016,210
2.750%, 09/07/2024		1,400,000	2,249,014
3.250%, 01/22/2044		5,500,000	9,625,400
3.500%, 01/22/2045		600,000	1,099,247
4.250%, 12/07/2040		2,800,000	5,627,775
4.750%, 12/07/2030 to 12/07/2038		800,000	1,624,716
			22,242,362
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $163,528,657)			$164,343,065

CORPORATE BONDS - 26.5%
Australia - 0.3%
Westpac Banking Corp.
1.850%, 11/26/2018 (S)		$1,500,000	1,512,012
Belgium - 0.3%
KBC Bank NV (8.000% to 01/25/2018,
then 5 Year U.S. Swap Rate + 7.097%)
01/25/2023		1,200,000	1,305,947
Brazil - 0.8%
Petrobras Global Finance BV
3.250%, 03/17/2017		1,300,000	1,298,700
7.875%, 03/15/2019		1,200,000	1,216,500
8.375%, 05/23/2021		1,400,000	1,385,580
			3,900,780
Canada - 0.6%
Royal Bank of Canada
2.300%, 03/22/2021		1,200,000	1,213,722
The Bank of Nova Scotia
1.875%, 04/26/2021		1,700,000	1,687,862
			2,901,584
Denmark - 6.5%
Nordea Kredit Realkreditaktieselskab
3.000%, 10/01/2047	DKK	6,941,730	1,064,412
Nykredit Realkredit A/S
1.000%, 07/01/2016 to 10/01/2016		94,800,000	14,198,308
2.000%, 10/01/2037		2,200,000	327,793
2.500%, 10/01/2037 to 10/01/2047		31,465,377	4,715,940
3.000%, 10/01/2047		26,099,636	3,976,615
Realkredit Danmark A/S
2.000%, 04/01/2017 to 10/01/2037		21,600,000	3,277,077
2.500%, 10/01/2037 to 10/01/2047		27,561,194	4,146,917
3.000%, 10/01/2047		1,900,000	291,479
			31,998,541
France - 0.2%
Dexia Credit Local SA
1.225%, 03/23/2018 (P)(S)		$900,000	901,719
Germany - 2.4%
FMS Wertmanagement AoeR
3.375%, 06/17/2021	EUR	2,500,000	3,276,641
KFW
5.000%, 03/19/2024	AUD	100,000	83,608
6.250%, 05/19/2021		8,100,000	6,880,379
Landwirtschaftliche Rentenbank
4.250%, 01/24/2023		300,000	237,009
5.375%, 04/23/2024	NZD	1,500,000	1,146,469
			11,624,106
Greece - 0.1%
Hellenic Railways Organization SA
4.028%, 03/17/2017	EUR	300,000	316,271
Ireland - 0.6%
Depfa ACS Bank
3.875%, 11/14/2016		1,500,000	1,698,152
5.750%, 03/28/2017		$1,300,000	1,339,091
			3,037,243
Italy - 0.5%
Banca Carige SpA
3.750%, 11/25/2016	EUR	500,000	564,544
3.875%, 10/24/2018		1,435,000	1,712,375
			2,276,919
Ivory Coast - 0.5%
African Development Bank
5.250%, 03/23/2022	AUD	3,200,000	2,619,367

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Japan - 0.6%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
1.700%, 03/05/2018 (S)		$700,000	$699,586
Sumitomo Mitsui Financial Group, Inc.
2.316%, 03/09/2021 (P)		2,400,000	2,451,998
			3,151,584
Macau - 0.4%
Wynn Macau, Ltd.
5.250%, 10/15/2021 (S)		1,800,000	1,746,000
Netherlands - 0.8%
Cooperatieve Rabobank UA
2.500%, 01/19/2021		4,000,000	4,043,228
Portugal - 0.1%
Banco Espirito Santo SA
2.625%, 05/08/2017	EUR	600,000	146,870
4.000%, 01/21/2019		200,000	48,957
4.750%, 01/15/2018		200,000	48,957
Novo Banco SA
5.000%, 05/21/2019		247,000	193,257
			438,041
Russia - 0.4%
Gazprom OAO
9.250%, 04/23/2019		$1,500,000	1,721,265
Sweden - 0.8%
Svenska Handelsbanken AB
2.450%, 03/30/2021		2,900,000	2,939,457
Swedbank AB
2.200%, 03/04/2020 (S)		1,000,000	1,004,921
			3,944,378
Switzerland - 2.9%
Credit Suisse AG
6.500%, 08/08/2023		2,300,000	2,440,654
EUROFIMA
6.250%, 12/28/2018	AUD	3,300,000	2,610,062
UBS AG
5.125%, 05/15/2024		$2,800,000	2,851,906
UBS AG (7.250% to 02/22/2017, then
5 Year U.S. Swap Rate + 6.061%)
02/22/2022		5,100,000	5,271,890
UBS Group Funding Jersey, Ltd.
4.125%, 04/15/2026 (S)		1,000,000	1,027,108
			14,201,620
United Kingdom - 3.5%
Barclays Bank PLC
7.625%, 11/21/2022		2,700,000	2,946,375
Barclays Bank PLC (7.750% to
04/10/2018, then 5 Year U.S. Swap
Rate + 6.833%)
04/10/2023		1,400,000	1,484,000
HBOS PLC
1.329%, 09/30/2016 (P)		900,000	897,109
1.336%, 09/06/2017 (P)		1,300,000	1,290,202
5.374%, 06/30/2021	EUR	1,000,000	1,271,115
Lloyds Bank PLC
2.050%, 01/22/2019		$700,000	702,012
4.875%, 03/30/2027	GBP	1,000,000	1,777,018
Pearson Dollar Finance Two PLC
6.250%, 05/06/2018 (S)		$1,000,000	1,071,394
Santander UK Group Holdings PLC
4.750%, 09/15/2025 (S)		1,300,000	1,280,891
Santander UK PLC
2.112%, 03/14/2019 (P)		2,400,000	2,424,432
Tesco PLC
5.000%, 03/24/2023	GBP	100,000	150,631
6.125%, 02/24/2022		950,000	1,513,173
The Royal Bank of Scotland PLC (9.500%
to 03/16/2017, then 5 Year U.S. Swap
Rate + 8.500%)
03/16/2022		$500,000	527,302
			17,335,654
United States - 4.2%
Ally Financial, Inc.
2.750%, 01/30/2017		600,000	600,000
3.500%, 07/18/2016		400,000	400,500
3.600%, 05/21/2018		1,000,000	1,007,000
American International Group, Inc.
3.900%, 04/01/2026		2,200,000	2,227,254
Anheuser-Busch InBev Finance, Inc.
2.650%, 02/01/2021		400,000	407,055
3.300%, 02/01/2023		400,000	411,131
Bank of America Corp.
1.272%, 08/25/2017 (P)		2,000,000	1,994,520
Charter Communications Operating LLC
4.464%, 07/23/2022 (S)		1,500,000	1,580,021
6.384%, 10/23/2035 (S)		1,000,000	1,137,834
Dexia Credit Local SA
1.875%, 01/29/2020 (S)		2,200,000	2,187,867
Ford Motor Credit Company LLC
1.569%, 01/09/2018 (P)		700,000	701,222
5.875%, 08/02/2021		500,000	568,568
Inter-American Development Bank
1.875%, 03/15/2021		1,100,000	1,114,455
International Lease Finance Corp.
6.750%, 09/01/2016 (S)		2,100,000	2,121,000
7.125%, 09/01/2018 (S)		500,000	550,000
MUFG Americas Holdings Corp.
3.000%, 02/10/2025		700,000	692,389
OneMain Financial Holdings, Inc.
6.750%, 12/15/2019 (S)		200,000	202,000
7.250%, 12/15/2021 (S)		200,000	201,000
Pricoa Global Funding I
2.200%, 06/03/2021 (S)		1,200,000	1,197,091
Zimmer Biomet Holdings, Inc.
3.150%, 04/01/2022		1,400,000	1,419,387
			20,720,294
TOTAL CORPORATE BONDS (Cost $133,831,512)			$129,696,553

MUNICIPAL BONDS - 0.1%
United States - 0.1%
New Jersey Turnpike Authority
7.102%, 01/01/2041		400,000	590,656
TOTAL MUNICIPAL BONDS (Cost $584,832)			$590,656

U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 18.8%
U.S. Government - 11.8%
Treasury Inflation Protected Securities
0.125%, 07/15/2022 to 07/15/2024		6,656,334	6,618,329
0.250%, 01/15/2025		8,243,132	8,215,979
1.375%, 01/15/2020 to 02/15/2044		746,913	803,698
2.375%, 01/15/2025 to 01/15/2027		4,890,467	5,789,135

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
Treasury Inflation Protected
Securities (continued)
2.500%, 01/15/2029		$8,428,324	$10,445,197
U.S. Treasury Bonds
2.750%, 11/15/2042 (D)		15,200,000	15,651,850
3.000%, 05/15/2042 to 05/15/2045 (D)		1,100,000	1,185,508
3.375%, 05/15/2044 (D)		400,000	461,828
4.375%, 05/15/2040 (D)		1,500,000	2,014,746
4.625%, 02/15/2040 (D)		300,000	416,648
6.125%, 11/15/2027 (D)		400,000	572,203
U.S. Treasury Notes 2.000%, 02/15/2025		5,300,000	5,383,846
U.S. Treasury Strip 2.068%, 05/15/2026		500,000	409,604
			57,968,571
U.S. Government Agency - 7.0%
Federal National Mortgage Association
1.576%, 11/01/2042 to 10/01/2044 (P)		1,196,089	1,202,905
2.247%, 11/01/2035 (P)		120,115	123,883
2.510%, 09/01/2035 (P)		39,552	41,669
2.662%, 07/01/2035 (P)		42,533	44,989
3.000%, TBA (C)		20,100,000	20,555,558
3.730%, 01/01/2018		5,000,000	4,997,007
4.500%, TBA (C)		1,000,000	1,088,963
4.500%, 05/01/2029 to 11/01/2044		5,687,835	6,199,960
			34,254,934
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $90,998,114)			$92,223,505

COLLATERALIZED MORTGAGE
OBLIGATIONS - 14.3%
Commercial and residential - 14.0%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1
3.110%, 09/25/2035 (P)		67,448	55,488
American Home Mortgage
Investment Trust, Series 2004-3,
Class 5A
2.314%, 10/25/2034 (P)		82,643	82,584
Banc of America Funding Corp.
Series 2006-A, Class 1A1,
2.831%, 02/20/2036 (P)		449,431	439,351
Series 2006-J, Class 4A1,
3.025%, 01/20/2047 (P)		74,378	62,246
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2003-5, Class 1A2,
2.769%, 08/25/2033 (P)		22,583	22,383
Series 2003-7, Class 6A,
2.749%, 10/25/2033 (P)		51,191	51,332
Series 2003-9, Class 2A1,
3.036%, 02/25/2034 (P)		9,563	9,278
Series 2004-2, Class 22A,
3.087%, 05/25/2034 (P)		109,826	105,444
Series 2004-2, Class 23A,
2.974%, 05/25/2034 (P)		42,549	39,650
Series 2005-2, Class A1,
3.090%, 03/25/2035 (P)		531,949	530,608
Series 2005-2, Class A2,
2.924%, 03/25/2035 (P)		106,248	106,926
Series 2005-4, Class 3A1,
2.772%, 08/25/2035 (P)		286,398	243,729
Series 2005-5, Class A2,
2.460%, 08/25/2035 (P)		326,195	324,890
Bear Stearns Alt-A Trust
Series 2005-7, Class 22A1,
2.880%, 09/25/2035 (P)		970,739	807,536
Series 2005-9, Class 24A1,
3.013%, 11/25/2035 (P)		408,075	299,741
Series 2006-8, Class 3A1,
0.606%, 02/25/2034 (P)		41,656	36,368
Series 2006-6, Class 32A1,
2.760%, 11/25/2036 (P)		1,084,614	738,704
Bear Stearns Structured
Products, Inc. Trust, Series 2007-R6,
Class 1A1
2.774%, 01/26/2036 (P)		544,201	423,249
Bella Vista Mortgage Trust, Series 2005-2,
Class 2A1
0.688%, 05/20/2045 (P)		365,656	274,358
Business Mortgage Finance 7 PLC,
Series 7X, Class A1
2.591%, 02/15/2041 (P)	GBP	691,521	952,857
Casa D’este Finance SRL, Series 1,
Class 1A2
0.125%, 09/15/2021 (P)	EUR	595,140	652,721
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11, Class 1A1,
3.040%, 05/25/2035 (P)		$129,868	127,350
Series 2005-11, Class A2A,
2.730%, 10/25/2035 (P)		534,858	526,531
Series 2005-12, Class 2A1,
1.239%, 08/25/2035 (P)(S)		853,389	633,462
Series 2005-5, Class 1A4,
4.404%, 08/25/2035 (P)		5,959,912	4,996,357
Series 2005-6, Class A1,
2.430%, 09/25/2035 (P)		179,330	178,361
Series 2005-7, Class 1A2,
2.520%, 09/25/2035 (P)		1,325,794	1,129,974
Countrywide Alternative Loan Trust
Series 2005-21CB, Class A3,
5.250%, 06/25/2035		79,253	70,881
Series 2005-45, Class 2A1,
2.460%, 10/20/2035 (P)		1,489,595	1,342,317
Series 2005-56, Class 2A2,
0.494%, 11/25/2035 (P)		58,122	48,410
Series 2005-56, Class 2A3,
0.380%, 11/25/2035 (P)		58,082	47,005
Series 2006-OA19, Class A1,
0.618%, 02/20/2047 (P)		1,307,210	978,733
Series 2007-11T1, Class A12,
0.796%, 05/25/2037 (P)		242,220	140,964
Series 2007-16CB, Class 5A1,
6.250%, 08/25/2037		109,732	88,355
Series 2005-81, Class A1,
0.726%, 02/25/2037 (P)		2,569,943	1,982,527
Series 2006-OA1, Class 2A1,
0.648%, 03/20/2046 (P)		863,483	626,449
Countrywide Home Loan Mortgage
Pass Through Trust
Series 2004-12, Class 11A1,
2.832%, 08/25/2034 (P)		27,768	24,186

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Countrywide Home Loan Mortgage Pass
Through Trust (continued)
Series 2004-22, Class A3,
2.667%, 11/25/2034 (P)		$111,900	$105,308
Series 2005-R2, Class 1AF1,
0.786%, 06/25/2035 (P)(S)		187,475	165,733
Series 2004-12, Class 12A1,
2.761%, 08/25/2034 (P)		260,633	223,652
Series 2004-25, Class 1A1,
1.106%, 02/25/2035 (P)		128,840	112,073
Series 2004-25, Class 2A1,
1.126%, 02/25/2035 (P)		160,151	136,527
Series 2005-HYB9, Class 5A1,
2.602%, 02/20/2036 (P)		315,030	279,508
Series 2005-HYB9, Class 3A2A,
2.592%, 02/20/2036 (P)		224,792	207,596
Credit Suisse First Boston
Mortgage Securities Corp.
Series 2003-AR18, Class 2A3,
2.569%, 07/25/2033 (P)		8,887	8,783
Series 2003-AR20, Class 2A1,
2.694%, 08/25/2033 (P)		70,780	70,244
Credit Suisse Mortgage Capital
Certificates, Series 2010-UD1, Class A
5.775%, 12/16/2049 (P)(S)		220,453	223,076
Creso SRL, Series 2, Class A
0.458%, 12/30/2060 (P)	EUR	2,080,423	2,308,336
Darrowby NO 2 PLC, Series 2012-1,
Class A
2.289%, 02/20/2044 (P)	GBP	742,776	1,082,442
Deutsche Alt-A Securities
Mortgage Loan Trust
Series 2006-AR3, Class A2,
0.566%, 08/25/2036 (P)		$1,501,360	1,167,878
Series 2007-OA4, Class 3A1,
0.629%, 08/25/2047 (P)		1,651,906	1,188,966
Eurosail PLC, Series 2006-1X, Class A2C
0.751%, 06/10/2044 (P)	GBP	1,288,632	1,805,005
First Flexible PLC, Series 7, Class A
0.831%, 09/15/2033 (P)		131,399	186,084
First Horizon Mortgage Pass
Through Trust, Series 2005-AR3,
Class 2A1
2.758%, 08/25/2035 (P)		$49,426	43,149
First Republic Mortgage Loan Trust,
Series 2001-FRB1, Class A
0.784%, 11/15/2031 (P)		155,334	147,806
GMACM Mortgage Corp. Loan Trust,
Series 2004-AR1, Class 22A
3.411%, 06/25/2034 (P)		10,031	9,701
Great Hall Mortgages PLC
Series 2006-1, Class A2B,
0.017%, 06/18/2038 (P)	EUR	1,084,205	1,145,427
Series 2007-1, Class A2A,
0.719%, 03/18/2039 (P)	GBP	1,080,208	1,469,420
Series 2007-1, Class A2B,
0.093%, 03/18/2039 (P)	EUR	1,256,056	1,317,518
GreenPoint Mortgage Pass-Through
Certificates, Series 2003-1, Class A1
3.135%, 10/25/2033 (P)		$7,121	6,998
GS Mortgage Securities Corp. II,
Series 2012-GCJ9, Class XA IO
2.306%, 11/10/2045		3,305,798	293,537
GSR Mortgage Loan Trust, Series 2003-1,
Class A2
2.220%, 03/25/2033 (P)		33,877	33,264
HarborView Mortgage Loan Trust
Series 2003-1, Class A,
2.868%, 05/19/2033 (P)		74,655	72,974
Series 2005-4, Class 3A1,
3.034%, 07/19/2035 (P)		22,769	19,713
IndyMac Index Mortgage Loan Trust
Series 2004-AR11, Class 2A,
2.790%, 12/25/2034 (P)		38,560	36,170
Series 2006-AR4, Class A1A,
0.656%, 05/25/2046 (P)		1,628,818	1,322,820
JPMorgan Alternative Loan Trust
Series 2005-A2, Class 2A1,
2.803%, 12/25/2035 (P)		1,404,003	1,165,324
Series 2006-A5, Class 1A4,
0.686%, 10/25/2036 (P)		3,184,202	2,456,421
Series 2006-A6, Class 2A1,
5.500%, 11/25/2036 (P)		1,950	1,333
Series 2006-S1, Class 3A2,
0.716%, 03/25/2036 (P)		658,101	648,226
JPMorgan Mortgage Trust
Series 2003-A2, Class 3A1,
2.468%, 11/25/2033 (P)		49,875	47,113
Series 2006-A1, Class 3A2,
2.820%, 02/25/2036 (P)		501,761	436,609
Series 2007-A1, Class 5A6,
2.826%, 07/25/2035 (P)		166,414	150,699
Merrill Lynch Mortgage Investors Trust
Series 2003-A2, Class 1A1,
2.350%, 02/25/2033 (P)		59,708	56,991
Series 2005-2, Class 1A,
1.904%, 10/25/2035 (P)		276,268	266,660
Series 2005-A8, Class A3A2,
0.696%, 08/25/2036 (P)		15,811	15,614
Series 2003-C, Class A1,
1.106%, 06/25/2028 (P)		203,780	192,755
Merrill Lynch/Countrywide
Commercial Mortgage Trust
Series 2007-5, Class A4,
5.378%, 08/12/2048		808,715	819,964
Series 2007-8, Class A3,
5.875%, 08/12/2049 (P)		1,983,967	2,049,024
Morgan Stanley Mortgage Loan Trust,
Series 2006-2, Class 4A
6.000%, 02/25/2036		955,648	915,052
MRFC Mortgage Pass Through Trust,
Series 2000-TBC3, Class A1
0.874%, 12/15/2030 (P)		224,224	212,827
NCUA Guaranteed Notes Trust
Series 2010-R1, Class 1A,
0.886%, 10/07/2020 (P)		1,621,503	1,624,872
Series 2010-R2, Class 2A,
0.906%, 11/05/2020 (P)		11,650,747	11,647,195
Residential Accredit Loans Trust
Series 2006-QO6, Class A1,
0.626%, 06/25/2046 (P)		1,368,543	551,936

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Residential Accredit Loans Trust (continued)
Series 2007-QA4, Class A1A,
0.596%, 06/25/2037 (P)		$3,062,727	$2,156,563
Series 2007-QO2, Class A1,
0.596%, 02/25/2047 (P)		292,573	153,689
Series 2007-QS1, Class 1A1,
6.000%, 01/25/2037		1,010,188	831,279
Series 2006-QO3, Class A1,
0.656%, 04/25/2046 (P)		846,430	370,539
Residential Asset Securitization Trust,
Series 2006-R1, Class A2
0.846%, 01/25/2046 (P)		315,806	145,777
Residential Funding Mortgage
Securities Trust, Series 2005-SA4,
Class 1A21
3.137%, 09/25/2035 (P)		98,341	74,534
RMAC Securities PLC,
Series 2006-NS1X, Class A2A
0.741%, 06/12/2044 (P)	GBP	705,223	918,130
Sequoia Mortgage Trust, Series 5, Class A
1.139%, 10/19/2026 (P)		$55,722	54,087
Structured Adjustable Rate
Mortgage Loan Trust
Series 2004-1, Class 4A1,
2.758%, 02/25/2034 (P)		70,818	70,399
Series 2004-1, Class 4A2,
2.758%, 02/25/2034 (P)		389,498	385,388
Series 2004-12, Class 7A1,
2.838%, 09/25/2034 (P)		151,173	149,723
Series 2004-19, Class 2A1,
1.810%, 01/25/2035 (P)		470,268	364,894
Series 2004-4, Class 3A2,
2.896%, 04/25/2034 (P)		140,797	139,332
Structured Asset
Mortgage Investments, Inc.
Series 2007-AR1, Class 2A,
0.626%, 01/25/2037 (P)		714,716	586,722
Series 2006-AR3, Class 12A1,
0.666%, 05/25/2036 (P)		1,056,435	774,586
Swan Trust, Series 2010-1, Class A
3.150%, 04/25/2041 (P)	AUD	551,233	400,944
Thornburg Mortgage Securities Trust
Series 2007-3, Class 2A1,
2.487%, 06/25/2047 (P)		$161,355	144,112
Series 2007-3, Class 3A1,
2.487%, 06/25/2047 (P)		331,300	293,691
Series 2007-3, Class 4A1,
5.750%, 06/25/2047 (P)		253,986	231,623
WaMu Mortgage Pass-
Through Certificates
Series 2002-AR17, Class 1A,
1.610%, 11/25/2042 (P)		157,354	144,183
Series 2003-AR5, Class A7,
2.815%, 06/25/2033 (P)		38,996	39,279
Series 2005-AR13, Class A1A1,
0.736%, 10/25/2045 (P)		88,371	81,496
Series 2005-AR2, Class 2A1A,
0.756%, 01/25/2045 (P)		135,684	127,520
Series 2006-AR13, Class 2A,
2.178%, 10/25/2046 (P)		1,540,884	1,362,559
Series 2006-AR17, Class 1A1A,
1.186%, 12/25/2046 (P)		247,433	206,477
Series 2006-AR3, Class A1A,
1.410%, 02/25/2046 (P)		550,608	497,055
Series 2006-AR5, Class 3A,
1.350%, 07/25/2046 (P)		194,367	120,799
Wells Fargo Mortgage Backed
Securities Trust, Series 2004-S,
Class A1
2.785%, 09/25/2034 (P)		71,699	72,818
			68,547,826
U.S. Government Agency - 0.3%
Federal Home Loan Mortgage Corp.,
Series T-63, Class 1A1
1.576%, 02/25/2045 (P)		129,166	129,877
Federal National Mortgage Association
Series 2003-W6, Class F,
0.796%, 09/25/2042 (P)		244,051	242,651
Series 2004-W2, Class 5AF,
0.796%, 03/25/2044 (P)		122,657	122,572
Series 2005-120, Class NF,
0.546%, 01/25/2021 (P)		2,473	2,473
Series 2006-15, Class FC,
0.576%, 03/25/2036 (P)		133,624	128,439
Series 2006-16, Class FC,
0.746%, 03/25/2036 (P)		471,439	471,771
Series 2006-5, Class 3A2,
2.556%, 05/25/2035 (P)		208,791	220,064
Series 2010-46, Class WF,
1.196%, 05/25/2040 (P)		261,199	266,098
			1,583,945
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $75,486,340)			$70,131,771

ASSET BACKED SECURITIES - 1.3%
Highlander Euro CDO BV,
Series 2006-NX, Class B
0.315%, 09/06/2022 (P)	EUR	749,957	829,510
Highlander Euro CDO III BV,
Series 2007-3X, Class A
0.069%, 05/01/2023 (P)		663,254	720,564
Jubilee CDO VI BV, Series VI-X,
Class A1B
0.169%, 09/20/2022 (P)		806,761	893,334
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
1.006%, 10/25/2034 (P)		$134,514	125,151
Mercator CLO II PLC, Series X, Class A1
0.048%, 02/18/2024 (P)	EUR	64,796	71,817
Neuberger Berman CLO XII, Ltd.,
Series 2012-12AR, Class A2R
1.445%, 07/25/2023 (P)(S)		$1,400,000	1,399,063
OHA Credit Partners VI, Ltd.,
Series 2012-6A, Class AR
1.846%, 05/15/2023 (P)(S)		1,247,349	1,245,063
Panther CDO V BV, Series 2015-A,
Class A1
0.148%, 10/15/2084 (P)(S)	EUR	299,902	322,133
Penta CLO SA, Series 2007-1X, Class A1
0.172%, 06/04/2024 (P)		329,915	365,423

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
ASSET BACKED SECURITIES (continued)
SACO I Trust, Series 2005-10, Class 1A
0.966%, 06/25/2036 (P)		$100,301	$174,875
TOTAL ASSET BACKED SECURITIES (Cost $6,329,856)			$6,146,933

COMMON STOCKS - 0.0%
United States - 0.0%
Rescap Liquidating Trust (I)		3,662	28,564
TOTAL COMMON STOCKS (Cost $11,535)			$28,564

PREFERRED SECURITIES - 0.0%
United States - 0.0%
Navient Corp., 3.423%		6,200	$149,420
TOTAL PREFERRED SECURITIES (Cost $69,750)			$149,420

ESCROW SHARES - 0.1%
United States - 0.1%
Lehman Brothers Holdings, Inc.
5.625%, 01/24/2049 (I)		3,600,000	279,000
6.875%, 05/02/2018 (I)		4,200,000	330,960
TOTAL ESCROW SHARES (Cost $0)			$609,960

PURCHASED OPTIONS - 0.0%
Call options - 0.0%
Over the Counter Option on the USD vs.
JPY (Expiration Date: 08/29/2016;
Strike Price: $111.00; Counterparty:
JPMorgan Chase Bank) (I)		2,800,000	51,156
			51,156
Put options - 0.0%
Exchange Traded Option on 10 Year
U.S. Treasury Note Futures (Expiration
Date: 08/26/2016; Strike
Price: $114.00) (I)		1,173,000	1
Exchange Traded Option on 5 Year
U.S. Treasury Note Futures (Expiration
Date: 08/26/2016; Strike
Price: $112.25) (I)		1,028,000	8,032
Over the Counter Option on 10 Year
Interest Rate Swap. Receive a fixed rate
of 0.400% and pay a floating rate based
on 6-month JPY LIBOR (Expiration
Date: 03/03/2017; Strike Rate: 0.400%;
Counterparty: JPMorgan
Chase Bank) (I)		120,000,000	4,029
Over the Counter Option on the CHF vs.
SEK (Expiration Date: 07/27/2016;
Strike Price: CHF 8.09; Counterparty:
Bank of America NA) (I)		2,733,000	4,506
Over the Counter Option on the CHF vs.
SEK (Expiration Date: 07/27/2016;
Strike Price: CHF 8.09; Counterparty:
JPMorgan Chase Bank) (I)		2,350,000	3,889
			20,457
TOTAL PURCHASED OPTIONS (Cost $93,999)			$71,613

SHORT-TERM INVESTMENTS - 9.9%
Foreign government - 5.8%
Japan Treasury Discount Bill, 0.000%
06/13/2016 *	JPY	2,310,000,000	20,860,384
07/11/2016 *		800,000,000	7,225,755
			28,086,139
Repurchase agreement - 4.1%
Deutsche Bank Repurchase Agreement
dated 05/31/2016 at 0.410% to be
repurchased at $18,400,210 on
06/01/2016, collateralized by
$15,268,000 U.S. Treasury Bonds,
3.750% due 11/15/2043 (valued at
$18,971,527, including interest)		$18,400,000	18,400,000
Repurchase Agreement with State
Street Corp. dated 05/31/2016 at
0.030% to be repurchased at $1,768,001
on 06/01/2016, collateralized by
$1,795,000 U.S. Treasury Notes, 1.375%
due 08/31/2020 (valued at $1,803,975,
including interest)		1,768,000	1,768,000
			20,168,000
TOTAL SHORT-TERM INVESTMENTS (Cost $47,962,695)			$48,254,139
Total Investments (Global Bond Fund)
(Cost $518,897,290) - 104.6%			$512,246,179
Other assets and liabilities, net - (4.6%)			(22,386,948)
TOTAL NET ASSETS - 100.0%			$489,859,231

SALE COMMITMENTS OUTSTANDING - (1.6)%
U.S. Government Agency - (1.6)%
Federal National Mortgage Association
3.500%, TBA (C)		(200,000)	(209,283)
4.500%, TBA (C)		(6,000,000)	(6,533,777)
4.500%, TBA (C)		(1,000,000)	(1,087,947)
			(7,831,007)
TOTAL SALE COMMITMENTS
OUTSTANDING (Cost $(7,821,406))			$(7,831,007)

Global Real Estate Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 97.2%
Australia - 6.0%
Dexus Property Group	237,689	$1,484,833
Goodman Group	55,295	283,751
Investa Office Fund	22,983	70,507
Mirvac Group	1,115,788	1,565,970
Scentre Group	1,175,472	3,953,858
Vicinity Centres	1,519,598	3,575,132
Westfield Corp. (I)	303,134	2,345,230
		13,279,281
Canada - 1.6%
Chartwell Retirement Residences	192,508	2,175,597
First Capital Realty, Inc.	84,552	1,355,308
		3,530,905
Finland - 0.5%
Citycon OYJ	437,794	1,046,779

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Global Real Estate Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
France - 3.9%
Gecina SA	6,530	$920,985
ICADE (L)	18,820	1,358,760
Klepierre	75,139	3,434,205
Unibail-Rodamco SE	10,636	2,860,542
		8,574,492
Germany - 3.8%
ADO Properties SA (S)	36,217	1,309,745
alstria office REIT AG (I)	70,296	918,725
Deutsche Wohnen AG	26,493	851,402
LEG Immobilien AG (I)	8,813	786,705
TLG Immobilien AG	35,787	782,245
Vonovia SE	111,469	3,822,017
		8,470,839
Hong Kong - 6.1%
Cheung Kong Property Holdings, Ltd.	656,868	4,116,731
Hang Lung Properties, Ltd.	695,364	1,328,531
Hongkong Land Holdings, Ltd.	292,900	1,769,061
Link REIT	428,766	2,631,203
Sino Land Company, Ltd.	1,024,023	1,566,234
Sun Hung Kai Properties, Ltd.	124,770	1,467,312
Swire Properties, Ltd.	9	25
The Wharf Holdings, Ltd.	105,233	569,451
		13,448,548
Ireland - 0.8%
Green REIT PLC	502,992	812,678
Hibernia REIT PLC	743,454	1,075,686
		1,888,364
Japan - 11.5%
Advance Residence Investment Corp.	155	391,569
Aeon Mall Company, Ltd.	8,500	111,416
Daibiru Corp.	60,000	557,521
Daiwa House Residential Investment Corp.	151	370,225
Frontier Real Estate Investment Corp.	283	1,381,518
Global One Real Estate Investment Corp.	289	1,120,619
Invesco Office J-REIT, Inc. (L)	693	597,483
Japan Logistics Fund, Inc.	808	1,780,367
Japan Real Estate Investment Corp.	459	2,682,626
Japan Retail Fund Investment Corp.	195	452,507
Mitsubishi Estate Company, Ltd.	207,000	3,964,958
Mitsui Fudosan Company, Ltd.	198,000	4,822,381
Mori Hills REIT Investment Corp.	996	1,489,249
Mori Trust Sogo REIT, Inc.	573	1,091,817
Nippon Accommodations Fund, Inc.	168	692,111
Nippon Building Fund, Inc.	51	302,605
NTT Urban Development Corp.	91,900	913,826
Tokyo Tatemono Company, Ltd.	95,300	1,207,820
Top REIT, Inc.	237	946,712
United Urban Investment Corp.	390	614,567
		25,491,897
Malta - 0.1%
BGP Holdings PLC (I)	4,606,148	281,875
Netherlands - 0.5%
Wereldhave NV	21,247	1,081,631

Singapore - 1.3%
CapitaLand Mall Trust	446,900	659,024
CapitaLand, Ltd.	750,500	1,629,639
Keppel REIT	720,100	541,417
Mapletree Industrial Trust	59,300	69,356
		2,899,436
Sweden - 0.7%
Fabege AB	21,922	355,267
Hufvudstaden AB, A Shares	76,212	1,179,205
		1,534,472
Switzerland - 1.0%
PSP Swiss Property AG	16,129	1,510,969
Swiss Prime Site AG (I)	7,497	642,610
		2,153,579
United Kingdom - 5.9%
Assura PLC	643,659	521,703
Derwent London PLC	16,212	772,435
Great Portland Estates PLC	107,195	1,164,416
Hammerson PLC	127,825	1,071,543
Intu Properties PLC	134,014	580,210
Land Securities Group PLC	117,744	1,984,433
LondonMetric Property PLC	187,626	446,731
Safestore Holdings PLC	73,353	371,728
Segro PLC	257,049	1,626,756
St. Modwen Properties PLC	154,263	728,015
The British Land Company PLC	312,736	3,348,716
The UNITE Group PLC	37,191	353,031
		12,969,717
United States - 53.5%
Agree Realty Corp.	37,637	1,602,207
American Campus Communities, Inc.	31,089	1,461,805
AvalonBay Communities, Inc.	12,532	2,254,256
Boston Properties, Inc.	36,823	4,626,073
Camden Property Trust	24,476	2,085,600
Chesapeake Lodging Trust	22,271	530,941
CoreSite Realty Corp.	4,783	362,791
CubeSmart	56,270	1,791,637
CyrusOne, Inc.	33,336	1,643,798
DDR Corp.	85,419	1,470,061
Douglas Emmett, Inc.	66,975	2,269,783
Duke Realty Corp.	146,166	3,459,749
DuPont Fabros Technology, Inc.	14,639	619,376
Education Realty Trust, Inc.	35,007	1,497,950
Equinix, Inc.	8,052	2,914,824
Equity Commonwealth (I)	70,506	2,036,918
Equity LifeStyle Properties, Inc.	26,720	1,958,576
Equity One, Inc.	68,398	2,015,005
Equity Residential	143,621	9,940,009
Extra Space Storage, Inc.	39,467	3,669,247
Federal Realty Investment Trust	4,713	721,984
Four Corners Property Trust, Inc.	39,248	762,981
General Growth Properties, Inc.	133,341	3,582,873
Healthcare Trust of America, Inc., Class A	73,318	2,212,737
Hudson Pacific Properties, Inc.	58,757	1,651,659
InterXion Holding NV (I)	12,156	455,361
LaSalle Hotel Properties	34,897	806,470
Mid-America Apartment Communities, Inc.	19,972	2,056,916
National Health Investors, Inc.	9,615	671,415
National Retail Properties, Inc.	38,081	1,726,212
Paramount Group, Inc.	114,486	1,875,281
Pebblebrook Hotel Trust	35,140	886,231
Physicians Realty Trust	41,709	792,054
Post Properties, Inc.	22,198	1,344,533
ProLogis, Inc.	82,099	3,902,165
Public Storage	16,392	4,158,814
Regency Centers Corp.	27,527	2,108,568
Retail Properties of America, Inc.	114,584	1,816,156
Rexford Industrial Realty, Inc.	90,296	1,796,890

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Global Real Estate Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
United States (continued)
RLJ Lodging Trust	16,596	$340,052
Senior Housing Properties Trust	58,615	1,094,928
Simon Property Group, Inc.	56,960	11,257,574
Sovran Self Storage, Inc.	7,855	850,461
Spirit Realty Capital, Inc.	191,942	2,197,736
STORE Capital Corp.	77,838	1,987,204
Sunstone Hotel Investors, Inc.	141,352	1,701,878
The Macerich Company	27,013	2,061,632
Urban Edge Properties	87,336	2,344,972
Ventas, Inc.	69,759	4,627,114
VEREIT, Inc.	136,145	1,305,631
Washington Real Estate Investment Trust	73,922	2,190,309
Weingarten Realty Investors	59,392	2,234,921
Welltower, Inc.	35,926	2,475,661
		118,209,979
TOTAL COMMON STOCKS (Cost $172,206,211)		$214,861,794

SECURITIES LENDING COLLATERAL - 0.9%
John Hancock
Collateral Trust, 0.5434% (W)(Y)	186,105	1,862,423
TOTAL SECURITIES LENDING
COLLATERAL (Cost $1,862,387)		$1,862,423

SHORT-TERM INVESTMENTS - 2.6%
Money market funds - 2.6%
BlackRock Cash Funds - Prime, Institutional
Class, 0.4586% (Y)	5,809,122	$5,809,122
TOTAL SHORT-TERM INVESTMENTS (Cost $5,809,122)		$5,809,122
Total Investments (Global Real Estate Fund)
(Cost $179,877,720) - 100.7%		$222,533,339
Other assets and liabilities, net - (0.7%)		(1,506,714)
TOTAL NET ASSETS - 100.0%		$221,026,625

Health Sciences Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 98.3%
Consumer discretionary - 0.3%
Commercial services and supplies - 0.2%
RPI International Holdings LP (R)	3,456	$400,558
Specialty retail - 0.1%
Jand, Inc., Class A (I)(R)	16,938	188,012
		588,570
Consumer staples - 2.2%
Food and staples retailing - 2.2%
CP ALL PCL	90,600	126,003
Raia Drogasil SA	11,800	188,547
Rite Aid Corp. (I)	211,462	1,628,257
Walgreens Boots Alliance, Inc.	38,700	2,995,380
		4,938,187
		4,938,187
Health care - 94.2%
Biotechnology - 29.5%
AbbVie, Inc.	50,823	3,198,291
ACADIA Pharmaceuticals, Inc. (I)	54,600	1,934,478
Acceleron Pharma, Inc. (I)	18,317	626,625
Acerta Pharma BV, Class B (I)(R)	4,892,850	362,560
Achillion Pharmaceuticals, Inc. (I)	46,800	437,580
Advanced Accelerator Applications SA (I)	34,428	514,036
Advanced Accelerator
Applications SA, ADR (I)	4,830	143,934
Agios Pharmaceuticals, Inc. (I)	3,200	179,040
Aimmune Therapeutics, Inc. (I)	4,100	62,935
Alexion Pharmaceuticals, Inc. (I)	62,981	9,503,833
Alkermes PLC (I)	42,900	1,990,989
Alnylam Pharmaceuticals, Inc. (I)	13,243	949,788
Amicus Therapeutics, Inc. (I)	58,600	414,888
Anacor Pharmaceuticals, Inc. (I)	4,383	435,232
Ardelyx, Inc. (I)	13,700	125,355
Avexis, Inc. (I)	2,100	90,258
Avexis, Inc. (I)	9,570	399,322
Axovant Sciences, Ltd. (I)	12,400	163,804
Baxalta, Inc.	43,237	1,955,610
BeiGene, Ltd. (I)	107,621	227,827
BeiGene, Ltd., ADR (I)	3,840	108,480
Bellicum Pharmaceuticals, Inc. (I)	12,084	141,020
Biogen, Inc. (I)	12,700	3,679,571
BioMarin Pharmaceutical, Inc. (I)	11,600	1,039,940
Bluebird Bio, Inc. (I)	14,000	633,500
Blueprint Medicines Corp. (I)	3,800	72,162
Celgene Corp. (I)	21,200	2,237,024
Clovis Oncology, Inc. (I)	12,569	211,536
CoLucid Pharmaceuticals, Inc. (I)	9,800	68,600
Corvus Pharmaceuticals, Inc. (I)	3,000	42,150
Corvus Pharmaceuticals, Inc. (I)	7,194	96,401
Editas Medicine, Inc. (I)	9,712	350,912
Editas Medicine, Inc. (I)	3,816	141,535
Exelixis, Inc. (I)	108,523	704,314
FibroGen, Inc. (I)	9,600	179,136
Gilead Sciences, Inc.	62,600	5,449,956
Incyte Corp. (I)	50,500	4,262,705
Inotek Pharmaceuticals Corp. (I)	10,800	99,360
Insmed, Inc. (I)	70,600	833,080
Ironwood Pharmaceuticals, Inc. (I)	57,100	713,179
Ligand Pharmaceuticals, Inc. (I)	3,600	430,524
Medgenics, Inc. (I)	15,200	86,640
Medivation, Inc. (I)	6,400	386,944
Merus BV (I)	6,200	53,382
Neurocrine Biosciences, Inc. (I)	77,600	3,852,840
Novavax, Inc. (I)	176,600	1,075,494
Ophthotech Corp. (I)	13,400	719,580
Otonomy, Inc. (I)	5,600	82,264
Portola Pharmaceuticals, Inc. (I)	6,600	181,368
Prothena Corp. PLC (I)	30,487	1,479,839
Puma Biotechnology, Inc. (I)	11,459	433,036
Regeneron Pharmaceuticals, Inc. (I)	10,385	4,142,888
REGENXBIO, Inc. (I)	8,481	104,825
Retrophin, Inc. (I)	6,500	115,570
Seres Therapeutics, Inc. (I)	11,389	346,567
Spark Therapeutics, Inc. (I)	19,567	1,094,774
TESARO, Inc. (I)	31,777	1,471,275
Ultragenyx Pharmaceutical, Inc. (I)	9,048	661,409
Vertex Pharmaceuticals, Inc. (I)	45,203	4,210,659
Xencor, Inc. (I)	8,100	114,453
		65,825,277
Health care equipment and supplies - 11.2%
Align Technology, Inc. (I)	5,700	449,331

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Health Sciences Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Becton, Dickinson and Company	46,500	$7,739,925
DENTSPLY SIRONA, Inc.	12,220	759,595
DexCom, Inc. (I)	6,900	444,981
GenMark Diagnostics, Inc. (I)	17,100	128,763
Hologic, Inc. (I)	19,700	677,877
Intuitive Surgical, Inc. (I)	7,380	4,684,160
Lantheus Holdings, Inc. (I)	40,500	78,975
Medtronic PLC	26,378	2,122,901
Novocure, Ltd. (I)	19,761	219,940
Oxford Immunotec Global PLC (I)	6,900	60,858
Stryker Corp.	30,200	3,357,032
Teleflex, Inc.	4,000	644,400
The Cooper Companies, Inc.	8,700	1,416,447
West Pharmaceutical Services, Inc.	16,000	1,201,280
Wright Medical Group NV (I)	52,972	1,024,478
		25,010,943
Health care providers and services - 30.7%
Acadia Healthcare Company, Inc. (I)	28,900	1,701,343
Adeptus Health, Inc., Class A (I)	11,900	850,850
Aetna, Inc.	76,400	8,650,772
Anthem, Inc.	38,500	5,088,160
Centene Corp. (I)	51,200	3,192,320
Cigna Corp.	51,100	6,546,421
DaVita HealthCare Partners, Inc. (I)	49,500	3,827,340
Diplomat Pharmacy, Inc. (I)	22,800	742,824
Envision Healthcare Holdings, Inc. (I)	23,800	590,478
Fresenius SE & Company KGaA	9,116	688,529
HCA Holdings, Inc. (I)	60,600	4,728,012
Henry Schein, Inc. (I)	10,600	1,841,538
Humana, Inc.	54,600	9,419,046
McKesson Corp.	32,900	6,025,306
Team Health Holdings, Inc. (I)	10,500	503,685
UnitedHealth Group, Inc.	69,100	9,236,597
Universal American Corp.	20,800	171,392
Universal Health Services, Inc., Class B	22,800	3,074,808
WellCare Health Plans, Inc. (I)	16,900	1,713,998
		68,593,419
Health care technology - 0.7%
athenahealth, Inc. (I)	13,198	1,674,430
Life sciences tools and services - 5.1%
Agilent Technologies, Inc.	80,434	3,691,116
Bruker Corp.	25,900	683,760
Mettler-Toledo International, Inc. (I)	2,400	900,768
Thermo Fisher Scientific, Inc.	39,600	6,010,092
		11,285,736
Pharmaceuticals - 17.0%
Allergan PLC (I)	40,707	9,596,675
Astellas Pharma, Inc.	83,000	1,127,806
Bristol-Myers Squibb Company	104,900	7,521,330
Carbylan Therapeutics, Inc. (I)	19,300	21,230
Catalent, Inc. (I)	28,400	798,608
Chugai Pharmaceutical Company, Ltd.	18,000	628,147
Dyax Corp. (I)	37,631	101,227
Eli Lilly & Company	66,100	4,959,483
Endo International PLC (I)	13,300	210,273
GW Pharmaceuticals PLC, ADR (I)	1,534	136,710
Mallinckrodt PLC (I)	72,283	4,579,851
Merck & Company, Inc.	28,100	1,580,906
Natco Pharma, Ltd.	10,459	74,854
Pacira Pharmaceuticals, Inc. (I)	18,100	841,831
Shire PLC, ADR	7,600	1,414,816
Teva Pharmaceutical Industries, Ltd., ADR	43,900	2,277,093
TherapeuticsMD, Inc. (I)	157,800	1,410,732
Valeant Pharmaceuticals International, Inc. (I)	5,000	142,250
Zeneca, Inc. (I)	33,315	20,489
Zoetis, Inc.	12,400	588,012
		38,032,323
		210,422,128
Industrials - 0.8%
Industrial conglomerates - 0.6%
Danaher Corp.	13,600	1,337,696
Professional services - 0.2%
The Advisory Board Company (I)	14,930	490,152
		1,827,848
Information technology - 0.8%
Electronic equipment, instruments and components - 0.8%
FEI Company	16,100	1,729,945
TOTAL COMMON STOCKS (Cost $176,208,364)		$219,506,678

PREFERRED SECURITIES - 0.7%
Consumer discretionary - 0.2%
Specialty retail - 0.2%
Jand, Inc., Series D (I)(R)	37,822	419,824
Health care - 0.4%
Biotechnology - 0.0%
Ovid Therapeutics, Inc., Series B (I)(R)	14,542	72,419
Health care providers and services - 0.1%
Audentes Therapeutics, Inc., Series C (I)(R)	14,708	91,631
Pharmaceuticals - 0.3%
Allergan PLC, 5.500%	847	715,427
		879,477
Information technology - 0.1%
Software - 0.1%
Doximity, Inc. (I)(R)	63,738	261,326
TOTAL PREFERRED SECURITIES (Cost $1,653,167)		$1,560,627

CONVERTIBLE BONDS - 0.1%
Health care - 0.1%
Ironwood Pharmaceuticals, Inc.
2.250%, 06/15/2022 (S)	$273,000	$272,829
TOTAL CONVERTIBLE BONDS (Cost $273,000)		$272,829

RIGHTS - 0.0%
Wright Medical Group NV (Expiration
Date: 01/02/2024) (I)(N)	10,400	15,184
TOTAL RIGHTS (Cost $26,000)		$15,184

SHORT-TERM INVESTMENTS - 1.7%
Money market funds - 1.7%
State Street Institutional U.S. Government
Money Market Fund, Premier
Class, 0.2421% (Y)	2,148,585	$2,148,585

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Health Sciences Fund (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS (continued)
Money market funds (continued)
T. Rowe Price Prime Reserve
Fund, 0.3193% (Y)	1,528,102	$1,528,102
TOTAL SHORT-TERM INVESTMENTS (Cost $3,676,687)		$3,676,687
Total Investments (Health Sciences Fund)
(Cost $181,837,218) - 100.8%		$225,032,005
Other assets and liabilities, net - (0.8%)		(1,804,956)
TOTAL NET ASSETS - 100.0%		$223,227,049

High Yield Fund

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS - 0.7%
Argentina - 0.3%
Republic of Argentina
6.875%, 04/22/2021 (S)		$500,000	$524,000
7.500%, 04/22/2026 (S)		450,000	472,275
7.625%, 04/22/2046 (S)		250,000	255,750
			1,252,025
Brazil - 0.2%
Federative Republic of Brazil
10.000%, 01/01/2017	BRL	4,289,000	1,210,877
Mexico - 0.2%
Government of Mexico
6.500%, 06/09/2022	MXN	17,886,000	1,005,013
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $4,604,673)			$3,467,915

CORPORATE BONDS - 87.1%
Consumer discretionary - 22.2%
Altice Financing SA
6.625%, 02/15/2023 (S)		$2,240,000	2,240,000
American Axle & Manufacturing, Inc.
6.250%, 03/15/2021		130,000	135,200
Bossier Casino Venture Holdco, Inc., PIK
14.000%, 02/09/2018 (S)		2,507,611	2,529,340
Boyd Gaming Corp.
6.375%, 04/01/2026 (S)		570,000	587,100
Caesars Entertainment
Resort Properties LLC
8.000%, 10/01/2020 (L)		1,490,000	1,501,175
11.000%, 10/01/2021 (L)		4,250,000	4,069,375
CalAtlantic Group, Inc.
5.250%, 06/01/2026		1,390,000	1,374,363
Carmike Cinemas, Inc.
6.000%, 06/15/2023 (S)		740,000	780,700
Carrols Restaurant Group, Inc.
8.000%, 05/01/2022		1,340,000	1,448,875
CCO Holdings LLC
5.750%, 02/15/2026 (S)		3,080,000	3,157,000
CEC Entertainment, Inc.
8.000%, 02/15/2022		700,000	659,750
Cengage Learning, Inc.
9.500%, 06/15/2024 (S)		1,140,000	1,154,250
Charter Communications Operating LLC
4.908%, 07/23/2025 (S)		4,750,000	5,090,171
6.484%, 10/23/2045 (S)		1,030,000	1,188,109
Choctaw Resort Development Enterprise
7.250%, 11/15/2019 (S)		627,000	597,212
CTP Transportation Products LLC
8.250%, 12/15/2019 (S)		1,690,000	1,630,850
DISH DBS Corp.
5.875%, 11/15/2024		1,200,000	1,112,250
6.750%, 06/01/2021		1,500,000	1,553,700
Dollar Tree, Inc.
5.750%, 03/01/2023 (S)		1,290,000	1,362,563
Downstream Development Authority of
the Quapaw Tribe of Oklahoma
10.500%, 07/01/2019 (S)		1,120,000	1,047,200
Empire Today LLC
11.375%, 02/01/2017 (S)		740,000	725,200
Enterprise Inns PLC
6.500%, 12/06/2018	GBP	660,000	1,009,880
ESH Hospitality, Inc.
5.250%, 05/01/2025 (S)		$1,000,000	970,000
Fontainebleau Las Vegas Holdings LLC
10.250%, 06/15/2049 (H)(S)		2,983,778	298
GameStop Corp.
5.500%, 10/01/2019 (S)		1,190,000	1,157,275
6.750%, 03/15/2021 (S)		1,040,000	1,024,400
General Motors Company
6.600%, 04/01/2036		300,000	342,158
6.750%, 04/01/2046		130,000	152,084
Gibson Brands, Inc.
8.875%, 08/01/2018 (S)		2,240,000	1,181,600
GLP Capital LP
5.375%, 04/15/2026		1,430,000	1,490,775
Greektown Holdings LLC
8.875%, 03/15/2019 (S)		700,000	733,250
Guitar Center, Inc.
6.500%, 04/15/2019 (S)		320,000	284,000
9.625%, 04/15/2020 (L)(S)		3,260,000	2,363,500
Hanesbrands, Inc.
4.625%, 05/15/2024 (S)		420,000	420,000
4.875%, 05/15/2026 (S)		380,000	380,475
HD Supply, Inc.
5.750%, 04/15/2024 (S)		930,000	967,200
iHeartCommunications, Inc., PIK
14.000%, 02/01/2021		2,878,500	1,129,811
L Brands, Inc.
6.875%, 11/01/2035		1,600,000	1,688,000
6.950%, 03/01/2033		830,000	836,225
Lamar Media Corp.
5.750%, 02/01/2026 (S)		290,000	305,225
Landry’s Holdings II, Inc.
10.250%, 01/01/2018 (S)		2,080,000	2,100,800
Landry’s, Inc.
9.375%, 05/01/2020 (S)		1,500,000	1,575,000
Levi Strauss & Company
5.000%, 05/01/2025		1,520,000	1,521,900
Marstons Issuer PLC (5.641% to
07/15/2019, then 3 month GBP
LIBOR + 2.550%)
Zero Coupon 07/15/2035	GBP	380,000	500,409
MCE Finance, Ltd.
5.000%, 02/15/2021 (S)		$350,000	343,507

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
MDC Partners, Inc.
6.500%, 05/01/2024 (S)		$1,860,000	$1,799,550
MediaNews Group, Inc.
12.000%, 12/31/2018		1,391,000	1,249,169
MGM Resorts International
6.625%, 12/15/2021		210,000	226,538
MGP Escrow Issuer LLC
5.625%, 05/01/2024 (S)		710,000	747,275
Modular Space Corp.
10.250%, 01/31/2019 (S)		2,060,000	1,045,450
Monitronics International, Inc.
9.125%, 04/01/2020		1,793,000	1,470,260
NCL Corp., Ltd.
4.625%, 11/15/2020 (S)		2,400,000	2,448,000
Neiman Marcus Group, Ltd., LLC
8.000%, 10/15/2021 (S)		1,260,000	957,600
Neiman Marcus Group, Ltd., LLC, PIK
8.750%, 10/15/2021 (S)		1,230,000	873,300
Neptune Finco Corp.
6.625%, 10/15/2025 (S)		1,430,000	1,527,254
10.125%, 01/15/2023 (S)		570,000	635,550
10.875%, 10/15/2025 (S)		1,000,000	1,137,500
Netflix, Inc.
5.500%, 02/15/2022		600,000	626,250
5.875%, 02/15/2025		1,020,000	1,068,450
New Cotai LLC, PIK
10.625%, 05/01/2019 (S)		3,368,337	2,223,102
New Red Finance, Inc.
4.625%, 01/15/2022 (S)		2,243,000	2,290,664
6.000%, 04/01/2022 (S)		500,000	518,125
Numericable-SFR SA
6.000%, 05/15/2022 (S)		350,000	348,425
6.250%, 05/15/2024 (S)		2,120,000	2,061,700
7.375%, 05/01/2026 (S)		4,320,000	4,349,700
PNK Entertainment, Inc.
5.625%, 05/01/2024 (S)		360,000	351,900
PulteGroup, Inc.
4.250%, 03/01/2021		110,000	112,338
5.500%, 03/01/2026		1,490,000	1,518,876
Sally Holdings LLC
5.625%, 12/01/2025		1,420,000	1,485,675
Schaeffler Holding Finance BV, PIK
6.875%, 08/15/2018 (S)	EUR	589,976	676,960
Service Corp. International
5.375%, 05/15/2024		$280,000	289,800
Shea Homes LP
5.875%, 04/01/2023 (S)		180,000	180,900
6.125%, 04/01/2025 (S)		2,210,000	2,210,000
Speedway Motorsports, Inc.
5.125%, 02/01/2023		1,310,000	1,336,200
Taylor Morrison Communities, Inc.
5.250%, 04/15/2021 (S)		220,000	220,550
5.875%, 04/15/2023 (S)		970,000	977,275
The Goodyear Tire & Rubber Company
5.000%, 05/31/2026		390,000	394,388
5.125%, 11/15/2023		1,350,000	1,380,375
The William Carter Company
5.250%, 08/15/2021		1,035,000	1,071,225
Time Warner Cable, Inc.
7.300%, 07/01/2038		1,050,000	1,262,624
Toll Brothers Finance Corp.
6.750%, 11/01/2019		480,000	540,000
Tribune Media Company
5.875%, 07/15/2022		950,000	959,500
Viacom, Inc.
4.375%, 03/15/2043		1,270,000	969,846
Viking Cruises, Ltd.
6.250%, 05/15/2025 (S)		1,700,000	1,338,750
Virgin Media Finance PLC
5.750%, 01/15/2025 (S)		410,000	408,975
6.000%, 10/15/2024 (S)		2,160,000	2,192,400
6.375%, 04/15/2023 (S)		1,640,000	1,689,200
Virgin Media Secured Finance PLC
5.500%, 08/15/2026 (S)		450,000	453,375
Vista Outdoor, Inc.
5.875%, 10/01/2023 (S)		1,390,000	1,452,689
William Lyon Homes, Inc.
8.500%, 11/15/2020		2,450,000	2,548,000
Woodside Homes Company LLC
6.750%, 12/15/2021 (S)		2,680,000	2,492,400
ZF North America Capital, Inc.
4.750%, 04/29/2025 (S)		1,760,000	1,760,000
			114,300,238
Consumer staples - 6.2%
Alliance One International, Inc.
9.875%, 07/15/2021 (L)		2,040,000	1,790,100
Beverages & More, Inc.
10.000%, 11/15/2018 (S)		1,950,000	1,794,000
Carolina Beverage Group LLC
10.625%, 08/01/2018 (S)		1,990,000	1,890,500
Central Garden & Pet Company
6.125%, 11/15/2023		860,000	892,250
Century Intermediate Holding Company 2,
PIK
9.750%, 02/15/2019 (S)		3,560,000	3,613,400
Co-operative Group Holdings 2011, Ltd.
6.875%, 07/08/2020	GBP	387,000	610,748
7.500%, 07/08/2026		720,000	1,133,993
Constellation Brands, Inc.
4.750%, 11/15/2024 to 12/01/2025		$3,800,000	3,990,757
Dole Food Company, Inc.
7.250%, 05/01/2019 (S)		1,650,000	1,633,500
DS Services of America, Inc.
10.000%, 09/01/2021 (S)		1,400,000	1,582,000
Kraft Heinz Foods Company
7.125%, 08/01/2039 (S)		1,170,000	1,543,844
Kronos Acquisition Holdings, Inc.
9.000%, 08/15/2023 (S)		460,000	445,050
Pactiv LLC
8.375%, 04/15/2027		1,360,000	1,387,200
Performance Food Group, Inc.
5.500%, 06/01/2024 (S)		440,000	445,500
Pilgrim’s Pride Corp.
5.750%, 03/15/2025 (S)		1,440,000	1,451,707
Simmons Foods, Inc.
7.875%, 10/01/2021 (S)		3,120,000	2,839,200
Spectrum Brands, Inc.
5.750%, 07/15/2025		1,860,000	1,943,700
6.125%, 12/15/2024		910,000	950,950
The Sun Products Corp.
7.750%, 03/15/2021 (S)		1,760,000	1,702,800
			31,641,199

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Energy - 14.2%
Berry Petroleum Company LLC
6.375%, 09/15/2022 (H)		$2,840,000	$681,600
6.750%, 11/01/2020 (H)		1,910,000	458,400
Blue Racer Midstream LLC
6.125%, 11/15/2022 (S)		1,300,000	1,170,000
California Resources Corp.
6.000%, 11/15/2024		540,000	292,275
Calumet Specialty Products Partners LP
6.500%, 04/15/2021		1,200,000	804,000
11.500%, 01/15/2021 (S)		1,240,000	1,345,400
Carrizo Oil & Gas, Inc.
6.250%, 04/15/2023		570,000	554,325
7.500%, 09/15/2020		670,000	671,675
CGG SA
6.500%, 06/01/2021		3,850,000	1,636,250
Chesapeake Energy Corp.
3.878%, 04/15/2019 (P)		160,000	117,400
4.875%, 04/15/2022		630,000	378,000
5.375%, 06/15/2021		460,000	286,350
5.750%, 03/15/2023		1,560,000	951,600
6.125%, 02/15/2021		1,460,000	919,800
6.625%, 08/15/2020		1,080,000	707,400
6.875%, 11/15/2020		720,000	471,600
Cloud Peak Energy Resources LLC
6.375%, 03/15/2024		350,000	120,750
Concho Resources, Inc.
5.500%, 04/01/2023		1,610,000	1,610,000
Continental Resources, Inc.
4.500%, 04/15/2023		260,000	236,763
4.900%, 06/01/2044		1,880,000	1,546,300
5.000%, 09/15/2022		140,000	132,300
Crestwood Midstream Partners LP
6.125%, 03/01/2022		2,580,000	2,437,326
CrownRock LP
7.750%, 02/15/2023 (S)		1,340,000	1,396,950
Endeavor Energy Resources LP
7.000%, 08/15/2021 (S)		990,000	965,250
Ensco PLC
4.700%, 03/15/2021		220,000	172,700
5.200%, 03/15/2025		330,000	219,285
5.750%, 10/01/2044		1,410,000	821,325
EP Energy LLC
6.375%, 06/15/2023		1,550,000	790,500
9.375%, 05/01/2020		1,830,000	1,184,925
EV Energy Partners LP
8.000%, 04/15/2019		900,000	477,000
Freeport-McMoran Oil & Gas LLC
6.125%, 06/15/2019		390,000	384,150
6.750%, 02/01/2022		430,000	406,350
6.875%, 02/15/2023		3,960,000	3,682,800
KCA Deutag UK Finance PLC
7.250%, 05/15/2021 (S)		1,260,000	913,500
Kinder Morgan, Inc.
7.750%, 01/15/2032		1,330,000	1,437,416
Laredo Petroleum, Inc.
7.375%, 05/01/2022 (L)		600,000	603,750
MEG Energy Corp.
6.375%, 01/30/2023 (S)		480,000	367,200
6.500%, 03/15/2021 (S)		460,000	362,250
7.000%, 03/31/2024 (S)		900,000	693,000
Milagro Oil & Gas, Inc.
10.500%, 05/15/2049 (H)		3,490,000	1,151,700
MPLX LP
4.875%, 12/01/2024 to 06/01/2025 (S)		4,740,000	4,481,332
Murray Energy Corp.
11.250%, 04/15/2021 (S)		4,720,000	908,600
NGL Energy Partners LP
5.125%, 07/15/2019		1,440,000	1,296,000
6.875%, 10/15/2021		1,430,000	1,229,800
NGPL PipeCo LLC
7.119%, 12/15/2017 (S)		1,200,000	1,260,000
7.768%, 12/15/2037 (S)		220,000	216,150
Oasis Petroleum, Inc.
6.500%, 11/01/2021		140,000	126,350
6.875%, 03/15/2022 (L)		710,000	653,200
6.875%, 01/15/2023		2,470,000	2,229,175
Parsley Energy LLC
6.250%, 06/01/2024 (S)		260,000	264,550
7.500%, 02/15/2022 (S)		440,000	464,750
Petrobras Global Finance BV
6.850%, 06/05/2115		920,000	621,000
Pride International, Inc.
7.875%, 08/15/2040		760,000	520,220
QEP Resources, Inc.
5.250%, 05/01/2023		730,000	671,600
6.875%, 03/01/2021		980,000	984,900
Range Resources Corp.
4.875%, 05/15/2025		1,000,000	945,000
5.000%, 03/15/2023		500,000	465,000
Rice Energy, Inc.
6.250%, 05/01/2022		1,240,000	1,221,400
Rockies Express Pipeline LLC
5.625%, 04/15/2020 (S)		1,000,000	1,017,500
6.875%, 04/15/2040 (S)		2,390,000	2,330,250
7.500%, 07/15/2038 (S)		170,000	174,250
Rose Rock Midstream LP
5.625%, 11/15/2023		1,370,000	1,137,100
RSP Permian, Inc.
6.625%, 10/01/2022		170,000	175,525
Sanchez Energy Corp.
6.125%, 01/15/2023		910,000	655,200
7.750%, 06/15/2021		2,240,000	1,713,600
Shelf Drilling Holdings, Ltd.
8.625%, 11/01/2018 (S)		1,700,000	1,253,750
SM Energy Company
5.000%, 01/15/2024		795,000	679,812
5.625%, 06/01/2025		875,000	752,500
6.125%, 11/15/2022		420,000	384,300
Summit Midstream Holdings LLC
5.500%, 08/15/2022		1,570,000	1,287,400
7.500%, 07/01/2021		470,000	435,925
Targa Resources Partners LP
5.250%, 05/01/2023		900,000	846,000
Teine Energy, Ltd.
6.875%, 09/30/2022 (S)		1,380,000	1,331,700
Tesoro Logistics LP
5.500%, 10/15/2019		460,000	478,400
6.125%, 10/15/2021		130,000	133,981
6.375%, 05/01/2024		360,000	370,800
The Williams Companies, Inc.
3.700%, 01/15/2023		600,000	505,500
5.750%, 06/24/2044		1,090,000	888,350
7.500%, 01/15/2031		1,840,000	1,807,800
Trionista TopCo GmbH
6.875%, 04/30/2021 (S)	EUR	250,000	292,697

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Whiting Petroleum Corp.
5.750%, 03/15/2021 (L)		$1,190,000	$1,008,525
WPX Energy, Inc.
8.250%, 08/01/2023 (L)		1,130,000	1,100,338
			72,879,795
Financials - 7.2%
Ally Financial, Inc.
3.500%, 01/27/2019		860,000	857,850
8.000%, 11/01/2031		480,000	564,000
Bank of America Corp. (6.500% to
10/23/2024, then 3 month
LIBOR + 4.174%)
10/23/2024 (Q)		1,140,000	1,202,700
Barclays Bank PLC
7.625%, 11/21/2022		200,000	218,250
BNP Paribas SA (7.375% to 08/19/2025,
then 5 Year U.S. Swap Rate + 5.150%)
08/19/2025 (Q)(S)		900,000	897,750
CIT Group, Inc.
5.000%, 08/15/2022 to 08/01/2023		4,070,000	4,153,538
5.375%, 05/15/2020		630,000	656,775
5.500%, 02/15/2019 (S)		230,000	240,350
Citigroup, Inc. (5.950% to 05/15/2025,
then 3 month LIBOR + 3.905%)
05/15/2025 (Q)		920,000	909,362
Citigroup, Inc. (6.300% to 05/15/2024,
then 3 month LIBOR + 3.423%)
05/15/2024 (Q)		2,090,000	2,087,388
CNO Financial Group, Inc.
4.500%, 05/30/2020		460,000	474,950
5.250%, 05/30/2025		1,790,000	1,843,700
Compiler Finance Sub, Inc.
7.000%, 05/01/2021 (S)		1,040,000	478,400
Credit Agricole SA (8.125% to
12/23/2025, then 5 Year U.S. Swap
Rate + 6.185%)
12/23/2025 (Q)(S)		1,000,000	1,037,250
CTR Partnership LP
5.875%, 06/01/2021		2,290,000	2,318,625
Fidelity & Guaranty Life Holdings, Inc.
6.375%, 04/01/2021 (S)		1,190,000	1,190,000
First Cash Financial Services, Inc.
6.750%, 04/01/2021		500,000	502,500
Galaxy Bidco, Ltd.
6.375%, 11/15/2020	GBP	1,070,000	1,539,938
Genworth Holdings, Inc.
4.900%, 08/15/2023		$750,000	549,375
7.700%, 06/15/2020		1,300,000	1,144,000
Greystar Real Estate Partners LLC
8.250%, 12/01/2022 (S)		1,310,000	1,362,400
HSBC Holdings PLC (6.375% to
03/30/2025, then 5 Year
U.S. ISDAFIX + 4.368%)
03/30/2025 (L)(Q)		1,430,000	1,369,225
HSBC Holdings PLC (6.375% to
09/17/2024, then 5 Year
U.S. ISDAFIX + 3.705%)
09/17/2024 (Q)		1,160,000	1,091,850
Iron Mountain, Inc.
6.000%, 10/01/2020 (S)		2,140,000	2,257,700
MPT Operating Partnership LP
6.375%, 03/01/2024		600,000	642,000
Navient Corp.
5.875%, 10/25/2024		1,810,000	1,543,025
Quicken Loans, Inc.
5.750%, 05/01/2025 (S)		1,680,000	1,591,800
Rabobank Nederland NV
5.250%, 08/04/2045		330,000	363,233
The GEO Group, Inc.
5.875%, 10/15/2024		1,600,000	1,618,000
The Royal Bank of Scotland NV
7.750%, 05/15/2023		820,000	901,961
TMX Finance LLC
8.500%, 09/15/2018 (S)		1,760,000	1,355,200
			36,963,095
Health care - 7.2%
AMAG Pharmaceuticals, Inc.
7.875%, 09/01/2023 (S)		1,060,000	932,800
BioScrip, Inc.
8.875%, 02/15/2021		1,871,000	1,580,995
Centene Corp.
6.125%, 02/15/2024 (S)		530,000	558,159
Centene Escrow Corp.
5.625%, 02/15/2021 (S)		850,000	884,000
DaVita HealthCare Partners, Inc.
5.000%, 05/01/2025		1,000,000	991,250
DJO Finco, Inc.
8.125%, 06/15/2021 (S)		2,900,000	2,602,750
DPx Holdings BV
7.500%, 02/01/2022 (S)		1,850,000	1,896,250
Greatbatch, Ltd.
9.125%, 11/01/2023 (S)		1,170,000	1,178,775
HCA, Inc.
5.250%, 04/15/2025 to 06/15/2026		1,660,000	1,708,200
5.375%, 02/01/2025		1,150,000	1,167,250
5.875%, 02/15/2026		3,290,000	3,405,150
IASIS Healthcare LLC
8.375%, 05/15/2019		1,620,000	1,555,200
Immucor, Inc.
11.125%, 08/15/2019		560,000	509,600
JLL/Delta Dutch Pledgeco BV, PIK
8.750%, 05/01/2020 (S)		600,000	598,500
Mallinckrodt International Finance SA
3.500%, 04/15/2018		310,000	301,475
4.750%, 04/15/2023		139,000	114,501
5.500%, 04/15/2025 (S)		210,000	189,525
5.625%, 10/15/2023 (S)		1,000,000	940,000
5.750%, 08/01/2022 (S)		120,000	113,400
MPH Acquisition Holdings LLC
7.125%, 06/01/2024 (S)		1,910,000	1,962,525
Synlab Unsecured Bondco PLC
8.250%, 07/01/2023	EUR	780,000	887,763
Tenet Healthcare Corp.
6.750%, 06/15/2023		$2,020,000	1,898,800
8.125%, 04/01/2022		715,000	719,469
Universal Hospital Services, Inc.
7.625%, 08/15/2020		3,130,000	2,922,638
Valeant Pharmaceuticals International, Inc.
5.500%, 03/01/2023 (S)		2,260,000	1,875,800
5.875%, 05/15/2023 (S)		2,090,000	1,756,906
6.125%, 04/15/2025 (S)		370,000	308,950
6.375%, 10/15/2020 (S)		1,150,000	1,023,500
7.000%, 10/01/2020 (S)		690,000	624,019

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Valeant Pharmaceuticals
International, Inc. (continued)
7.500%, 07/15/2021 (S)		$2,060,000	$1,864,300
			37,072,450
Industrials - 12.4%
AerCap Ireland Capital, Ltd.
4.500%, 05/15/2021		40,000	41,150
4.625%, 07/01/2022		940,000	963,500
American Airlines 2013-1 Class C Pass
Through Trust
6.125%, 07/15/2018 (S)		3,240,000	3,357,288
American Builders & Contractors
Supply Company, Inc.
5.625%, 04/15/2021 (S)		1,170,000	1,213,875
5.750%, 12/15/2023 (S)		1,110,000	1,154,400
Ashtead Capital, Inc.
5.625%, 10/01/2024 (S)		510,000	515,100
6.500%, 07/15/2022 (S)		500,000	522,188
Ashton Woods USA LLC
6.875%, 02/15/2021 (S)		2,000,000	1,765,000
Ausdrill Finance Pty, Ltd.
6.875%, 11/01/2019 (S)		1,470,000	1,289,925
CBC Ammo LLC
7.250%, 11/15/2021 (S)		2,840,000	2,399,800
Continental Airlines 2000-1 Class B Pass
Through Trust
8.388%, 05/01/2022		10,995	11,215
Continental Airlines 2009-2 Class B Pass
Through Trust
9.250%, 11/10/2018		22,040	23,231
Delta Air Lines 2007-1 Class B Pass
Through Trust
8.021%, 02/10/2024		1,025,352	1,175,258
Delta Air Lines 2009-1 Series B Pass
Through Trust
9.750%, 06/17/2018		1,191,884	1,239,560
DH Services Luxembourg Sarl
7.750%, 12/15/2020 (S)		2,700,000	2,659,500
Europcar Groupe SA
5.750%, 06/15/2022 (S)	EUR	800,000	938,092
Flexi-Van Leasing, Inc.
7.875%, 08/15/2018 (S)		$2,200,000	2,156,000
Florida East Coast Holdings Corp.
6.750%, 05/01/2019 (S)		1,092,000	1,089,270
Garda World Security Corp.
7.250%, 11/15/2021 (S)		340,000	276,250
GFL Environmental, Inc.
9.875%, 02/01/2021 (S)		1,670,000	1,778,550
H&E Equipment Services, Inc.
7.000%, 09/01/2022 (L)		2,300,000	2,369,000
Hapag-Lloyd AG
9.750%, 10/15/2017 (S)		1,072,000	1,088,080
International Lease Finance Corp.
8.250%, 12/15/2020		2,450,000	2,881,813
8.625%, 01/15/2022		2,470,000	2,994,875
International Wire Group Holdings, Inc.
8.500%, 10/15/2017 (S)		1,500,000	1,488,750
Jack Cooper Holdings Corp.
10.250%, 06/01/2020 (S)		2,170,000	1,432,200
LMI Aerospace, Inc.
7.375%, 07/15/2019		400,000	408,000
Michael Baker Holdings LLC, PIK
9.625%, 04/15/2019 (S)		2,554,176	2,088,039
Michael Baker International LLC
8.250%, 10/15/2018 (S)		480,000	477,600
Navios Maritime Acquisition Corp.
8.125%, 11/15/2021 (S)		2,930,000	2,417,250
Neovia Logistics Intermediate
Holdings LLC, PIK
10.000%, 02/15/2018 (S)		3,000,000	1,500,000
NES Rentals Holdings, Inc.
7.875%, 05/01/2018 (S)		1,660,000	1,610,200
Prime Security Services Borrower LLC
9.250%, 05/15/2023 (S)		2,010,000	2,095,425
SPL Logistics Escrow LLC
8.875%, 08/01/2020 (S)		790,000	618,175
Standard Industries, Inc.
5.125%, 02/15/2021 (S)		510,000	529,125
5.500%, 02/15/2023 (S)		750,000	772,500
TransDigm, Inc.
6.375%, 06/15/2026 (S)		1,120,000	1,122,800
Ultrapetrol Bahamas, Ltd.
8.875%, 06/15/2021		2,900,000	522,000
United Airlines 2013-1 Class B Pass
Through Trust
5.375%, 02/15/2023		2,417,938	2,515,381
United Rentals North America, Inc.
5.500%, 07/15/2025		3,060,000	3,002,625
5.750%, 11/15/2024		510,000	511,275
US Airways 2012-2 Class B Pass
Through Trust
6.750%, 12/03/2022		1,474,789	1,566,963
USG Corp.
5.500%, 03/01/2025 (S)		860,000	913,750
West Corp.
5.375%, 07/15/2022 (S)		3,110,000	2,814,550
XPO Logistics, Inc.
6.500%, 06/15/2022 (S)		1,800,000	1,728,000
			64,037,528
Information technology - 1.9%
Activision Blizzard, Inc.
5.625%, 09/15/2021 (S)		500,000	525,000
6.125%, 09/15/2023 (S)		400,000	435,500
Ancestry.com, Inc.
11.000%, 12/15/2020		1,000,000	1,080,000
First Data Corp.
5.000%, 01/15/2024 (S)		3,910,000	3,907,537
7.000%, 12/01/2023 (S)		20,000	20,275
Interface Security Systems Holdings, Inc.
9.250%, 01/15/2018		1,930,000	1,886,575
Match Group, Inc.
6.375%, 06/01/2024 (S)		710,000	724,200
Micron Technology, Inc.
5.500%, 02/01/2025		1,100,000	921,250
Western Digital Corp.
10.500%, 04/01/2024 (S)		270,000	279,450
			9,779,787
Materials - 7.1%
Alcoa, Inc.
5.125%, 10/01/2024 (L)		993,000	957,937
Anglo American Capital PLC
3.625%, 05/14/2020 (S)		630,000	596,925
4.125%, 04/15/2021 (S)		750,000	678,750
4.875%, 05/14/2025 (S)		1,210,000	1,101,100

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
ArcelorMittal
6.125%, 06/01/2025 (L)		$1,660,000	$1,618,500
Ardagh Finance Holdings SA, PIK
8.625%, 06/15/2019 (S)		345,918	356,296
Ardagh Packaging Finance PLC
4.625%, 05/15/2023 (S)		1,520,000	1,512,400
6.750%, 01/31/2021 (S)		200,000	201,500
7.250%, 05/15/2024 (S)		2,750,000	2,798,125
9.125%, 10/15/2020 (S)		220,000	230,560
9.250%, 10/15/2020 (S)	EUR	830,000	968,336
Axiall Corp.
4.875%, 05/15/2023		$40,000	40,000
Barminco Finance Pty, Ltd.
9.000%, 06/01/2018 (S)		1,760,000	1,377,200
BHP Billiton Finance USA, Ltd. (6.750%
to 10/19/2025, then 5 Year U.S. Swap
Rate + 5.093%)
10/19/2075 (S)		1,060,000	1,102,400
BWAY Holding Company
9.125%, 08/15/2021 (S)		1,400,000	1,347,500
Cemex SAB de CV
5.700%, 01/11/2025 (S)		560,000	529,200
6.125%, 05/05/2025 (S)		550,000	534,875
Coeur Mining, Inc.
7.875%, 02/01/2021		1,390,000	1,282,595
Coveris Holdings SA
7.875%, 11/01/2019 (S)		980,000	960,400
Eagle Spinco, Inc.
4.625%, 02/15/2021		1,060,000	1,062,650
Eco Services Operations LLC
8.500%, 11/01/2022 (S)		1,250,000	1,225,000
FMG Resources August 2006 Pty, Ltd.
9.750%, 03/01/2022 (S)		1,230,000	1,317,638
Freeport-McMoRan, Inc.
3.100%, 03/15/2020		20,000	18,331
3.550%, 03/01/2022		1,070,000	898,800
3.875%, 03/15/2023		530,000	435,925
5.450%, 03/15/2043		760,000	573,564
Global Brass & Copper, Inc.
9.500%, 06/01/2019		1,800,000	1,881,000
Hardwoods Acquisition, Inc.
7.500%, 08/01/2021 (S)		2,490,000	1,830,150
HIG BBC Intermediate Holdings LLC,
PIK
10.500%, 09/15/2018 (S)		1,690,000	1,267,500
Midwest Vanadium Pty, Ltd.
11.500%, 02/15/2018 (H)(S)		2,095,000	146,650
NWH Escrow Corp.
7.500%, 08/01/2021 (S)		10,000	7,150
Pactiv LLC
7.950%, 12/15/2025		1,710,000	1,727,100
PQ Corp.
6.750%, 11/15/2022 (S)		510,000	531,675
Techniplas LLC
10.000%, 05/01/2020 (S)		630,000	441,000
Teck Resources, Ltd.
3.000%, 03/01/2019		1,540,000	1,474,550
8.000%, 06/01/2021 (S)		930,000	950,925
8.500%, 06/01/2024 (S)		1,100,000	1,128,875
United States Steel Corp.
8.375%, 07/01/2021 (S)		830,000	856,975
US Concrete, Inc.
6.375%, 06/01/2024 (S)		750,000	750,000
			36,720,057
Telecommunication services - 6.9%
Altice Financing SA
7.500%, 05/15/2026 (S)		810,000	808,988
CenturyLink, Inc.
5.625%, 04/01/2025		740,000	654,900
5.800%, 03/15/2022		430,000	413,875
6.450%, 06/15/2021		990,000	1,004,850
Cogent Communications Group, Inc.
5.375%, 03/01/2022 (S)		2,500,000	2,512,500
Communications Sales & Leasing, Inc.
8.250%, 10/15/2023		150,000	141,375
Frontier Communications Corp.
10.500%, 09/15/2022 (S)		670,000	696,800
11.000%, 09/15/2025 (S)		1,940,000	1,973,950
Intelsat Jackson Holdings SA
5.500%, 08/01/2023		2,180,000	1,400,650
7.250%, 10/15/2020		550,000	383,625
8.000%, 02/15/2024 (S)		2,210,000	2,251,438
Level 3 Financing, Inc.
5.250%, 03/15/2026 (S)		880,000	877,800
5.625%, 02/01/2023		1,180,000	1,205,075
Oi Brasil Holdings Cooperatief UA
5.750%, 02/10/2022 (S)		2,260,000	445,220
Sprint Capital Corp.
8.750%, 03/15/2032		2,925,000	2,361,938
Sprint Communications, Inc.
7.000%, 08/15/2020		3,180,000	2,703,000
11.500%, 11/15/2021		3,990,000	3,690,750
Sprint Corp.
7.250%, 09/15/2021		1,920,000	1,552,800
7.875%, 09/15/2023		3,150,000	2,472,750
T-Mobile USA, Inc.
6.500%, 01/15/2026		3,240,000	3,424,275
Telecom Italia SpA
5.303%, 05/30/2024 (S)		1,110,000	1,117,637
Windstream Services LLC
7.500%, 04/01/2023		2,510,000	2,039,375
7.750%, 10/15/2020 (L)		1,170,000	1,093,950
7.750%, 10/01/2021		310,000	270,475
			35,497,996
Utilities - 1.8%
Calpine Corp.
5.250%, 06/01/2026 (S)		980,000	977,550
Miran Mid-Atlantic Series C Pass
Through Trust
10.060%, 12/30/2028		1,948,589	1,851,159
NRG Energy, Inc.
7.250%, 05/15/2026 (S)		1,040,000	1,038,700
NRG REMA LLC
9.237%, 07/02/2017		119,971	118,171
9.681%, 07/02/2026		4,790,000	4,598,400
Red Oak Power LLC
9.200%, 11/30/2029		720,000	745,200
			9,329,180
TOTAL CORPORATE BONDS (Cost $482,994,798)			$448,221,325

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

	Shares or
	Principal
	Amount	Value
CONVERTIBLE BONDS - 0.3%
Materials - 0.3%
Hercules, Inc.
6.500%, 06/30/2029	$790,000	$656,996
Mirabela Nickel, Ltd., PIK
9.500%, 06/24/2019 (S)	2,290,706	687,212
		1,344,208
TOTAL CONVERTIBLE BONDS (Cost $3,020,059)		$1,344,208

TERM LOANS (M) - 4.7%
Consumer discretionary - 1.8%
CWGS Group LLC
5.750%, 02/20/2020	3,069,986	3,068,067
Equinox Holdings, Inc.
9.750%, 07/31/2020	2,340,000	2,331,225
MediArena Acquisition BV
10.000%, 08/13/2022	2,950,000	1,917,500
Spencer Gifts LLC
9.250%, 06/29/2022	1,440,000	1,180,800
TOMS Shoes LLC
6.500%, 10/28/2020	1,188,000	689,040
		9,186,632
Consumer staples - 0.2%
AdvancePierre Foods, Inc.
9.500%, 10/10/2017	958,946	960,145
Energy - 1.2%
Hercules Offshore, Inc.
10.500%, 05/06/2020 (H)	1,472,222	1,236,667
Murray Energy Corp.
7.500%, 04/16/2020	803,700	549,530
Pacific Drilling SA
4.500%, 06/03/2018	278,568	91,695
Panda Temple Power II LLC
7.250%, 04/03/2019	560,000	509,600
Panda Temple Power LLC
7.250%, 03/04/2022	1,623,600	1,412,532
TPF II Power LLC
5.500%, 10/02/2021	1,481,562	1,480,328
Westmoreland Coal Company
7.500%, 12/16/2020	1,167,179	811,190
		6,091,542
Financials - 0.1%
Unum Group
8.000%, 05/06/2019	400,000	396,000
Health care - 0.9%
Immucor, Inc.
5.000%, 08/17/2018	857,628	809,744
Lantheus Medical Imaging, Inc.
7.000%, 06/30/2022	1,320,025	1,161,622
Radnet Management, Inc.
8.000%, 03/25/2021	2,840,000	2,705,100
		4,676,466
Industrials - 0.1%
Intelligrated, Inc.
4.504%, 07/30/2018	681,444	678,463
Information technology - 0.4%
Kronos, Inc.
9.750%, 04/30/2020	1,808,065	1,836,692
Materials - 0.0%
Essar Steel Algoma, Inc.
7.500%, 08/09/2019 (H)	801,900	188,447
TOTAL TERM LOANS (Cost $27,380,009)		$24,014,387

COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.4%
Commercial and residential - 0.4%
Commercial Mortgage Trust (Cantor
Fitzgerald/Deutsche Bank),
Series 2015-LC21, Class E
3.250%, 07/10/2048 (S)	1,400,000	727,856
JPMBB Commercial Mortgage
Securities Trust, Series 2015-C31,
Class E
4.618%, 08/15/2048 (P)(S)	1,100,000	802,890
Wells Fargo Commercial Mortgage Trust,
Series 2015-C28, Class E
3.000%, 05/15/2048 (S)	1,200,000	585,151
		2,115,897
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $2,432,851)		$2,115,897

COMMON STOCKS - 3.3%
Consumer discretionary - 0.4%
Bossier Casino Venture Holdco, Inc. (I)(S)	163,507	$1,512,440
New Cotai LLC (I)	11	406,205
PB Investors II LLC (I)	110,176	1
		1,918,646
Energy - 1.4%
Hercules Offshore, Inc. (I)(L)	120,022	136,825
KCAD Holdings I, Ltd. (I)	752,218,031	4,116,137
Magnum Hunter Resources Corp. (I)	224,044	2,822,954
		7,075,916
Financials - 1.2%
Citigroup, Inc.	76,793	3,576,250
JPMorgan Chase & Co.	43,826	2,860,523
		6,436,773
Health care - 0.1%
Physiotherapy
Associates Holdings, Inc. (I)	33,100	409,778
Industrials - 0.1%
DeepOcean Group Holdings AS (I)	151,066	806,692
Jack Cooper Holdings Corp. (I)	2,163	0
		806,692
Materials - 0.0%
Mirabela Nickel, Ltd. (I)	5,975,613	4
Telecommunication services - 0.1%
Axtel SAB de CV, ADR (I)(S)	118,276	290,178
TOTAL COMMON STOCKS (Cost $29,725,941)		$16,937,987

PREFERRED SECURITIES - 1.4%
Financials - 1.2%
GMAC Capital Trust I, 6.402%	246,500	$6,173,593
Health care - 0.2%
Allergan PLC, 5.500%	1,417	1,196,883
TOTAL PREFERRED SECURITIES (Cost $7,263,339)		$7,370,476

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

	Shares or
	Principal
	Amount	Value
ESCROW CERTIFICATES - 0.0%
Health care - 0.0%
Magellan Health, Inc.
9.750%, 05/15/2020 (I)	4,380,000	$1,134
TOTAL ESCROW CERTIFICATES (Cost $0)		$1,134

SECURITIES LENDING COLLATERAL - 2.8%
John Hancock
Collateral Trust, 0.5434% (W)(Y)	1,460,811	14,618,924
TOTAL SECURITIES LENDING
COLLATERAL (Cost $14,618,318)		$14,618,924

SHORT-TERM INVESTMENTS - 0.3%
Money market funds - 0.1%
State Street Institutional Liquid Reserves
Fund, Premier Class, 0.4552% (Y)	439,734	$439,734
Repurchase agreement - 0.2%
Repurchase Agreement with State
Street Corp. dated 05/31/2016 at
0.000% to be repurchased at $1,237,372
on 06/01/2016, collateralized by
$1,241,500 U.S. Treasury Notes,
1.500% due 08/31/2018 (valued at
$1,257,553, including interest)	$1,237,372	$1,237,372
TOTAL SHORT-TERM INVESTMENTS (Cost $1,677,106)		$1,677,106
Total Investments (High Yield Fund)
(Cost $573,717,094) - 101.0%		$519,769,359
Other assets and liabilities, net - (1.0%)		(5,109,729)
TOTAL NET ASSETS - 100.0%		$514,659,630

International Growth Opportunities Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 98.5%
Argentina - 1.6%
MercadoLibre, Inc.	87,872	$11,994,528
China - 21.6%
Alibaba Group Holding, Ltd., ADR (I)	367,200	30,110,400
Baidu, Inc., ADR (I)	254,061	45,360,051
Ctrip.com International, Ltd., ADR (I)	320,803	14,679,945
JD.com, Inc., ADR (I)	143,324	3,527,204
New Oriental Education & Technology
Group, Inc., ADR	341,116	14,412,151
TAL Education Group, ADR	72,160	3,854,787
Tencent Holdings, Ltd.	2,372,100	52,859,536
		164,804,074
Denmark - 5.2%
Chr Hansen Holding A/S	122,786	7,784,308
Genmab A/S (I)	63,424	11,463,200
Novo Nordisk A/S, B Shares	198,508	11,109,217
Novozymes A/S, B Shares	204,443	9,727,668
		40,084,393
France - 4.8%
Essilor International SA (L)	39,935	5,217,323
Kering	78,746	12,722,612
L’Oreal SA	101,437	19,086,907
		37,026,842
Germany - 4.5%
AIXTRON SE (I)(L)	456,609	2,875,124
BASF SE	109,808	8,489,987
MorphoSys AG (I)(L)	64,107	3,597,895
Rocket Internet SE (I)(L)(S)	191,519	4,307,548
Zalando SE (I)	517,823	15,188,550
		34,459,104
Hong Kong - 5.2%
AIA Group, Ltd.	5,521,200	32,421,072
Hong Kong Exchanges and Clearing, Ltd.	296,228	7,093,474
		39,514,546
Ireland - 0.9%
James Hardie Industries PLC	442,613	6,725,067
Italy - 2.7%
EXOR SpA	219,673	8,338,147
Ferrari NV	293,958	12,473,709
		20,811,856
Japan - 13.7%
COOKPAD, Inc. (L)	271,100	3,584,986
Don Quijote Holdings Company, Ltd.	194,200	6,189,640
M3, Inc.	641,900	18,330,218
Pigeon Corp.	192,700	5,201,256
Rakuten, Inc.	1,620,000	17,229,532
SBI Holdings, Inc.	427,500	4,423,181
SMC Corp.	57,900	14,625,955
SoftBank Group Corp.	550,000	30,642,768
Sysmex Corp.	66,700	4,834,207
		105,061,743
Netherlands - 2.2%
ASML Holding NV	130,656	13,032,695
Gemalto NV (L)	63,879	3,903,098
		16,935,793
Norway - 1.1%
Schibsted ASA, A Shares	140,108	4,346,177
Schibsted ASA, B Shares	143,469	4,254,167
		8,600,344
Portugal - 0.6%
Jeronimo Martins SGPS SA	282,895	4,585,855
South Korea - 3.0%
Celltrion, Inc. (I)(L)	124,242	10,320,751
NAVER Corp.	21,088	12,719,252
		23,040,003
Spain - 7.8%
Banco Bilbao Vizcaya Argentaria SA	784,785	5,196,322
Banco Popular Espanol SA (L)	4,708,690	7,752,537
Distribuidora Internacional
de Alimentacion SA (L)	901,871	5,392,709
Industria de Diseno Textil SA	1,225,338	41,397,108
		59,738,676
Sweden - 8.3%
Alfa Laval AB	371,899	5,623,421
Atlas Copco AB, A Shares	883,382	22,828,388
Elekta AB, B Shares	664,694	5,241,464
Investment AB Kinnevik, B Shares	612,556	16,228,928
Svenska Handelsbanken AB, A Shares	1,044,707	13,380,551
		63,302,752

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

International Growth Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Switzerland - 2.3%
Cie Financiere Richemont SA	193,498	$11,405,280
Syngenta AG	15,830	6,224,726
		17,630,006
United Kingdom - 13.0%
Aggreko PLC	503,724	8,192,668
ARM Holdings PLC	1,390,991	19,924,354
Dialog Semiconductor PLC (I)	119,826	3,810,979
Fiat Chrysler Automobiles NV	2,598,391	18,559,365
Ocado Group PLC (I)(L)	938,105	3,676,505
Prudential PLC	917,761	18,297,576
Rolls-Royce Holdings PLC (I)	2,440,311	22,132,865
Standard Chartered PLC	618,872	4,727,591
		99,321,903
TOTAL COMMON STOCKS (Cost $669,425,741)		$753,637,485

RIGHTS - 0.2%
Banco Popular Espanol SA (Expiration date:
06/13/2016; Strike Price: EUR 1.25) (I)	4,708,690	1,173,558
TOTAL RIGHTS (Cost $0)		$1,173,558

SECURITIES LENDING COLLATERAL - 7.0%
John Hancock
Collateral Trust, 0.5434% (W)(Y)	5,374,379	53,783,562
TOTAL SECURITIES LENDING
COLLATERAL (Cost $53,782,129)		$53,783,562

SHORT-TERM INVESTMENTS - 1.1%
Money market funds - 1.1%
BlackRock Cash Funds - Prime, Institutional
Class, 0.4586% (Y)	8,739,492	$8,739,492
TOTAL SHORT-TERM INVESTMENTS (Cost $8,739,492)		$8,739,492
Total Investments (International Growth Opportunities Fund)
(Cost $731,947,362) - 106.8%		$817,334,097
Other assets and liabilities, net - (6.8%)		(52,211,063)
TOTAL NET ASSETS - 100.0%		$765,123,034

International Growth Stock Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 91.6%
Australia - 4.1%
Amcor, Ltd.	1,426,969	$16,764,905
Brambles, Ltd.	637,181	5,905,047
CSL, Ltd.	98,807	8,259,969
		30,929,921
Belgium - 0.9%
Anheuser-Busch InBev SA	52,250	6,604,154
Brazil - 1.6%
BM&FBovespa SA	2,746,640	12,100,539
Canada - 8.0%
Canadian National Railway Company	115,807	6,866,202
Cenovus Energy, Inc.	444,728	6,704,749
CGI Group, Inc., Class A (I)	404,619	18,923,463
Fairfax Financial Holdings, Ltd.	17,991	9,245,125
Great-West Lifeco, Inc.	228,639	6,161,667
Suncor Energy, Inc.	473,061	13,066,130
		60,967,336
China - 2.3%
Baidu, Inc., ADR (I)	75,006	13,391,571
Industrial & Commercial Bank of China, Ltd.,
H Shares	7,565,539	4,025,675
		17,417,246
Denmark - 2.8%
Carlsberg A/S, B Shares	152,291	14,690,106
Novo Nordisk A/S, B Shares	117,396	6,569,900
		21,260,006
France - 3.3%
Publicis Groupe SA	227,028	16,446,521
Schneider Electric SE	139,459	9,015,615
		25,462,136
Germany - 8.8%
Allianz SE	73,862	12,063,496
Deutsche Boerse AG	198,876	17,440,024
Deutsche Post AG	260,600	7,606,429
ProSiebenSat.1 Media SE	244,028	12,277,033
SAP SE	214,325	17,358,015
		66,744,997
Hong Kong - 3.2%
CK Hutchison Holdings, Ltd.	1,307,372	15,166,179
Galaxy Entertainment Group, Ltd.	2,663,910	8,938,241
		24,104,420
Israel - 2.5%
Teva Pharmaceutical Industries, Ltd., ADR	371,986	19,294,914
Japan - 7.7%
Denso Corp.	114,253	4,466,451
FANUC Corp.	38,488	5,861,830
Japan Tobacco, Inc.	340,800	13,439,656
Keyence Corp.	10,273	6,468,736
Komatsu, Ltd.	382,517	6,566,770
Toyota Motor Corp.	103,870	5,371,177
Yahoo Japan Corp.	3,624,800	16,182,108
		58,356,728
Mexico - 2.3%
Fomento Economico Mexicano SAB
de CV, ADR	74,921	6,793,836
Grupo Televisa SAB, ADR	410,042	10,964,523
		17,758,359
Netherlands - 1.4%
Royal Dutch Shell PLC, B Shares	438,521	10,527,339
Singapore - 3.4%
Broadcom, Ltd.	107,900	16,655,444
United Overseas Bank, Ltd.	672,834	8,909,518
		25,564,962
South Korea - 0.6%
Samsung Electronics Company, Ltd.	4,311	4,666,171
Spain - 1.3%
Amadeus IT Holding SA, A Shares	220,756	10,220,646
Sweden - 4.3%
Getinge AB, B Shares	348,804	7,447,248

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

International Growth Stock Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Investor AB, B Shares	384,361	$13,376,598
Sandvik AB	413,261	4,040,426
Telefonaktiebolaget LM Ericsson, B Shares	1,073,668	8,287,956
		33,152,228
Switzerland - 7.3%
Cie Financiere Richemont SA	108,612	6,401,877
Julius Baer Group, Ltd. (I)	233,186	10,398,322
Novartis AG	64,393	5,117,472
Roche Holding AG	64,088	16,833,102
Syngenta AG	14,282	5,616,017
UBS Group AG	749,499	11,579,150
		55,945,940
Taiwan - 2.2%
Taiwan Semiconductor
Manufacturing Company, Ltd.	3,470,000	16,602,981
Thailand - 1.4%
Kasikornbank PCL, NVDR	2,165,900	10,533,214
Turkey - 1.0%
Akbank TAS	2,822,136	7,614,430
United Kingdom - 21.2%
Aberdeen Asset Management PLC	1,424,633	5,745,563
British American Tobacco PLC	305,276	18,570,662
Compass Group PLC	807,815	15,040,554
Informa PLC	836,380	8,233,143
Kingfisher PLC	2,299,256	12,204,335
Lloyds Banking Group PLC	8,241,918	8,579,423
Next PLC	73,046	5,747,357
RELX PLC	1,205,633	21,796,773
Sky PLC	1,728,400	24,123,870
Smith & Nephew PLC	680,296	11,543,122
Unilever NV	226,345	10,162,778
WPP PLC	847,329	19,541,020
		161,288,600
TOTAL COMMON STOCKS (Cost $593,286,218)		$697,117,267

SHORT-TERM INVESTMENTS - 9.4%
Money market funds - 9.4%
Fidelity Institutional Money Market
Government Portfolio, Institutional
Class, 0.2400% (Y)	71,647,580	$71,647,580
TOTAL SHORT-TERM INVESTMENTS (Cost $71,647,580)		$71,647,580
Total Investments (International Growth Stock Fund)
(Cost $664,933,798) - 101.0%		$768,764,847
Other assets and liabilities, net - (1.0%)		(7,720,825)
TOTAL NET ASSETS - 100.0%		$761,044,022

International Small Cap Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 91.1%
Austria - 0.8%
Wienerberger AG	357,379	$6,423,848
Belgium - 1.5%
Barco NV	99,780	6,855,286
Ontex Group NV	143,610	4,673,572
		11,528,858
Brazil - 1.5%
Grendene SA	815,200	3,731,295
M Dias Branco SA	231,300	5,863,790
Tupy SA	567,800	2,042,672
		11,637,757
Canada - 7.3%
Badger Daylighting, Ltd. (L)	567,200	10,372,102
Canaccord Genuity Group, Inc.	857,706	2,760,147
Dorel Industries, Inc., Class B	223,400	5,785,385
Enerflex, Ltd.	427,800	3,546,106
Genworth MI Canada, Inc. (L)	233,000	5,984,245
Gran Tierra Energy, Inc. (I)	1,885,500	5,550,029
HudBay Minerals, Inc.	1,268,370	4,913,501
Laurentian Bank of Canada (L)	91,600	3,528,208
Mullen Group, Ltd. (L)	606,770	6,653,718
Precision Drilling Corp.	930,500	4,378,072
Russel Metals, Inc.	126,400	2,234,302
		55,705,815
China - 3.3%
China ZhengTong Auto
Services Holdings, Ltd.	16,221,000	5,893,641
Goodbaby International Holdings, Ltd.	10,202,000	6,164,348
Greatview Aseptic Packaging Company, Ltd.	8,361,000	4,223,257
Kingdee International Software
Group Company, Ltd. (I)(L)	23,946,000	8,181,613
XTEP International Holdings, Ltd.	1,109,300	587,982
		25,050,841
Finland - 4.0%
Amer Sports OYJ	506,768	15,107,183
Huhtamaki OYJ	365,746	15,292,411
		30,399,594
France - 0.5%
Beneteau SA	327,880	3,614,442
Germany - 5.2%
Gerresheimer AG	188,490	15,015,792
Grand City Properties SA	463,910	9,767,874
Jenoptik AG	543,830	8,677,901
Stabilus SA (I)	118,500	6,408,833
		39,870,400
Hong Kong - 7.1%
Dah Sing Financial Holdings, Ltd.	1,029,974	6,854,042
EVA Precision Industrial Holdings, Ltd.	22,588,000	2,669,105
Luk Fook Holdings International, Ltd.	3,092,000	6,962,833
Sitoy Group Holdings, Ltd.	5,991,000	2,194,920
Stella International Holdings, Ltd.	2,553,000	6,279,120
Techtronic Industries Company, Ltd.	3,461,600	13,901,013
Value Partners Group, Ltd.	9,371,000	9,340,369
Vinda International Holdings, Ltd.	1,297,900	2,296,102
Yingde Gases Group Company, Ltd.	9,466,500	3,190,741
		53,688,245
India - 1.3%
Dewan Housing Finance Corp., Ltd.	2,044,136	6,030,036
Jain Irrigation Systems, Ltd.	4,023,453	3,847,707
		9,877,743
Italy - 2.6%
Azimut Holding SpA	187,240	4,119,437

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

International Small Cap Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Italy (continued)
Interpump Group SpA	773,465	$12,328,256
MARR SpA	174,475	3,452,950
		19,900,643
Japan - 16.7%
Anritsu Corp.	163,200	922,711
Asahi Company, Ltd.	248,800	3,945,630
Asics Corp.	619,400	13,979,440
Capcom Company, Ltd.	188,700	4,436,171
Daibiru Corp.	615,600	5,720,161
Descente, Ltd.	520,960	6,459,217
Dowa Holdings Company, Ltd.	1,174,000	7,077,086
Fuji Oil Holdings, Inc.	389,500	6,734,205
Keihin Corp.	495,100	8,069,155
Kobayashi Pharmaceutical Company, Ltd.	163,600	13,277,171
Koshidaka Holdings Company, Ltd.	204,400	4,072,882
KYB Corp.	1,566,000	5,459,611
Meitec Corp.	335,711	11,863,106
Nachi-Fujikoshi Corp.	1,767,000	6,195,623
Shinko Plantech Company, Ltd.	574,100	4,489,768
Square Enix Holdings Company, Ltd.	162,500	5,110,994
Tokai Rika Company, Ltd.	120,100	2,110,320
Tsugami Corp. (L)	904,000	3,766,960
Tsumura & Company	527,100	12,372,506
Unipres Corp.	41,200	796,566
		126,859,283
Netherlands - 5.5%
Aalberts Industries NV	430,131	15,186,223
Accell Group	172,551	3,626,971
Arcadis NV	560,020	9,340,891
Beter Bed Holding NV	152,060	3,385,604
Refresco Gerber NV (S)	644,050	10,532,260
		42,071,949
Norway - 1.6%
Ekornes ASA	341,120	3,776,862
Tomra Systems ASA	752,060	8,352,099
		12,128,961
Philippines - 0.5%
Vista Land & Lifescapes, Inc.	38,125,000	4,082,346
Singapore - 0.0%
Sakari Resources, Ltd. (I)	1,380,000	190,400
South Korea - 5.5%
BNK Financial Group, Inc.	1,027,372	7,531,728
DGB Financial Group, Inc.	1,274,159	9,904,230
Hyundai Mipo Dockyard Company, Ltd. (I)	62,160	3,742,581
KIWOOM Securities Company, Ltd.	63,194	3,887,628
Korea Investment Holdings Company, Ltd.	204,468	7,653,622
Sindoh Company, Ltd.	103,933	4,304,366
Youngone Corp.	130,053	4,572,239
		41,596,394
Spain - 2.4%
Construcciones y Auxiliar de Ferrocarriles SA	26,484	8,595,436
Melia Hotels International SA (L)	284,941	3,477,993
Tecnicas Reunidas SA	199,316	6,260,894
		18,334,323
Sweden - 2.8%
Bulten AB (L)	328,695	3,232,011
Cloetta AB, B Shares	219,000	748,346
Duni AB	337,670	4,848,805
The Thule Group AB (S)	827,410	12,719,416
		21,548,578
Switzerland - 3.5%
Basilea Pharmaceutica AG (I)(L)	37,020	2,934,284
Bucher Industries AG	38,828	8,959,813
Logitech International SA (L)	423,920	6,494,454
Vontobel Holding AG	188,116	8,369,324
		26,757,875
Taiwan - 5.5%
Casetek Holdings, Ltd.	1,277,000	4,840,215
Chicony Electronics Company, Ltd.	4,996,551	12,021,380
Giant Manufacturing Company, Ltd.	1,280,746	7,627,089
Simplo Technology Company, Ltd.	1,562,300	5,237,526
Tripod Technology Corp.	6,268,000	11,963,701
		41,689,911
United Kingdom - 12.0%
Bellway PLC	100,826	3,986,909
Bovis Homes Group PLC	237,740	3,474,935
Debenhams PLC	2,820,050	3,022,994
Devro PLC	872,350	3,156,154
DFS Furniture PLC	1,728,590	7,373,274
Dignity PLC	206,298	7,591,170
Foxtons Group PLC (I)	2,810,415	6,617,330
Greggs PLC	812,110	13,236,320
Laird PLC	1,579,560	8,055,365
LivaNova PLC (I)	136,141	6,645,042
Man Group PLC	5,322,458	10,157,553
Oxford Instruments PLC	564,630	5,276,017
SIG PLC	4,543,240	8,816,637
UBM PLC	439,500	3,742,681
		91,152,381
TOTAL COMMON STOCKS (Cost $623,434,075)		$694,110,587

PREFERRED SECURITIES - 1.3%
Brazil - 0.7%
Alpargatas SA	1,842,900	5,094,800
Germany - 0.6%
Draegerwerk AG & Company KGaA	67,200	4,504,294
TOTAL PREFERRED SECURITIES (Cost $13,589,948)		$9,599,094

EXCHANGE-TRADED FUNDS - 1.5%
iShares MSCI EAFE Small-Cap ETF	222,700	11,420,056
TOTAL EXCHANGE-TRADED FUNDS (Cost $10,807,216)		$11,420,056

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

International Small Cap Fund (continued)

	Shares or
	Principal
	Amount	Value
SECURITIES LENDING COLLATERAL - 5.6%
John Hancock
Collateral Trust, 0.5434% (W)(Y)	4,289,940	$42,931,145
TOTAL SECURITIES LENDING
COLLATERAL (Cost $42,920,301)		$42,931,145

SHORT-TERM INVESTMENTS - 5.5%
U.S. Government Agency - 5.5%
Federal Agricultural Mortgage Corp., 0.200%,
06/01/2016 *	$41,600,000	$41,600,000
TOTAL SHORT-TERM INVESTMENTS (Cost $41,600,000)		$41,600,000
Total Investments (International Small Cap Fund)
(Cost $732,351,540) - 105.0%		$799,660,882
Other assets and liabilities, net - (5.0%)		(38,014,818)
TOTAL NET ASSETS - 100.0%		$761,646,064

International Value Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 98.1%
Australia - 1.9%
Origin Energy, Ltd.	3,195,317	$13,117,197
WorleyParsons, Ltd. (L)	3,267,221	15,556,889
		28,674,086
Belgium - 0.7%
UCB SA	136,070	9,829,485
Brazil - 0.5%
BM&FBovespa SA (I)	1,618,800	7,131,751
Canada - 8.1%
Barrick Gold Corp.	1,141,920	19,149,998
Cenovus Energy, Inc.	1,050,700	15,840,423
Ensign Energy Services, Inc.	1,115,400	6,107,120
HudBay Minerals, Inc.	2,074,400	8,035,957
Precision Drilling Corp.	4,280,200	20,138,662
Silver Wheaton Corp.	1,904,400	35,507,363
Suncor Energy, Inc.	592,200	16,356,796
		121,136,319
China - 6.4%
Baidu, Inc., ADR (I)	61,900	11,051,626
China Life Insurance Company, Ltd., H Shares	3,350,000	7,492,523
China Telecom Corp., Ltd., H Shares	36,877,589	17,174,079
Shanghai Pharmaceuticals Holding
Company, Ltd., H Shares	6,134,000	13,239,297
Sinopec Engineering Group Company, Ltd.,
H Shares	16,688,000	14,680,435
Sinopharm Group Company, Ltd., H Shares	2,524,400	11,717,246
Springland International Holdings, Ltd.	16,815,700	2,186,634
Trina Solar, Ltd., ADR (I)	2,266,056	18,196,430
		95,738,270
France - 10.3%
AXA SA	911,517	22,904,059
BNP Paribas SA (L)	721,060	39,958,707
Cie de Saint-Gobain (L)	306,750	13,705,440
Cie Generale des Etablissements Michelin (L)	218,910	22,261,165
Sanofi	257,396	21,155,860
Societe Generale SA	148,845	6,141,930
Technip SA	203,180	11,134,966
Total SA (L)	370,612	17,974,358
		155,236,485
Germany - 6.4%
Bayer AG	132,670	12,634,982
Deutsche Boerse AG	89,750	7,870,443
Gerresheimer AG	172,650	13,753,920
Merck KGaA	165,258	16,551,748
METRO AG	376,850	12,395,267
MorphoSys AG (I)(L)	172,590	9,686,316
Muenchener Rueckversicherungs-
Gesellschaft AG	38,566	7,250,499
Siemens AG	146,319	15,762,288
		95,905,463
Hong Kong - 4.8%
China Mobile, Ltd.	1,742,000	19,835,329
GCL-Poly Energy Holdings, Ltd. (L)	198,530,000	28,294,030
Haier Electronics Group Company, Ltd.	4,864,000	7,919,201
Kingboard Chemical Holdings, Ltd.	5,133,800	10,576,852
Kunlun Energy Company, Ltd.	6,860,000	5,603,161
		72,228,573
India - 1.2%
Hero MotoCorp, Ltd.	165,335	7,628,976
Jain Irrigation Systems, Ltd.	3,198,361	3,058,656
LIC Housing Finance, Ltd.	1,059,620	7,398,127
		18,085,759
Israel - 1.9%
Teva Pharmaceutical Industries, Ltd., ADR	534,875	27,743,966
Italy - 2.2%
Eni SpA	1,068,720	16,298,957
UniCredit SpA	5,432,915	17,403,917
		33,702,874
Japan - 5.1%
Canon, Inc.	215,100	6,208,856
ITOCHU Corp.	203,500	2,534,681
Nissan Motor Company, Ltd.	2,509,200	25,201,635
SoftBank Group Corp.	560,600	31,233,338
Sumitomo Rubber Industries, Ltd.	385,200	5,621,895
Toyota Motor Corp.	115,200	5,957,058
		76,757,463
Luxembourg - 0.8%
Tenaris SA	912,969	12,083,094
Mexico - 0.4%
Industrias Penoles SAB de CV	408,220	6,522,275
Netherlands - 6.5%
Aegon NV	3,811,430	19,576,194
ING Groep NV	658,038	8,142,775
QIAGEN NV (I)	821,860	17,636,985
Royal Dutch Shell PLC, B Shares	1,047,583	25,148,764
SBM Offshore NV (L)	2,329,150	27,478,391
		97,983,109
Norway - 0.0%
Telenor ASA	15,603	259,315
Singapore - 0.8%
United Overseas Bank, Ltd.	925,300	12,252,617
South Africa - 0.4%
Petra Diamonds, Ltd.	3,724,970	6,257,985

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

International Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Korea - 13.0%
Hana Financial Group, Inc.	1,784,089	$38,625,302
Hyundai Mobis Company, Ltd.	92,022	19,679,458
Hyundai Motor Company	68,782	8,044,748
KB Financial Group, Inc., ADR	1,411,233	40,587,061
Korea Investment Holdings Company, Ltd.	276,241	10,340,220
Posco Daewoo Corp.	668,854	13,216,886
Samsung Electronics Company, Ltd., GDR	118,364	64,720,918
		195,214,593
Spain - 0.5%
Tecnicas Reunidas SA (L)	250,986	7,883,947
Sweden - 0.6%
Getinge AB, B Shares	448,971	9,585,895
Switzerland - 7.2%
ABB, Ltd. (I)	935,270	19,474,547
Basilea Pharmaceutica AG (I)(L)	48,490	3,843,420
Credit Suisse Group AG (I)	1,716,561	23,636,207
GAM Holding AG (I)	521,820	6,565,910
Glencore PLC (I)	13,378,110	25,293,377
Roche Holding AG	62,780	16,489,548
Swiss Re AG	97,973	8,803,911
UBS Group AG (I)	235,296	3,635,132
		107,742,052
Taiwan - 0.4%
Quanta Computer, Inc.	3,371,000	5,982,832
Thailand - 1.2%
Bangkok Bank PCL, NVDR	2,446,200	11,178,168
PTT Exploration & Production PCL	2,911,100	6,305,834
		17,484,002
United Kingdom - 13.9%
Aberdeen Asset Management PLC	1,271,480	5,127,895
Aviva PLC	2,520,840	16,402,576
BAE Systems PLC	2,151,840	15,050,423
Barclays PLC	6,409,610	16,868,583
BP PLC	4,692,022	24,198,847
Carillion PLC (L)	1,965,880	7,901,650
HSBC Holdings PLC	3,340,680	21,592,396
Johnson Matthey PLC	315,382	13,161,815
Kingfisher PLC	1,445,130	7,670,678
Marks & Spencer Group PLC	2,543,300	13,985,256
Petrofac, Ltd.	2,131,110	23,944,181
Standard Chartered PLC	2,319,157	17,716,144
Subsea 7 SA (I)(L)	1,157,479	10,205,567
Tesco PLC (I)	6,595,650	15,703,428
		209,529,439
United States - 2.9%
Halliburton Company	808,100	34,085,658
Stillwater Mining Company (I)	983,700	9,955,044
		44,040,702
TOTAL COMMON STOCKS (Cost $1,569,737,662)		$1,474,992,351

SECURITIES LENDING COLLATERAL - 10.8%
John Hancock
Collateral Trust, 0.5434% (W)(Y)	16,272,099	$162,841,403
TOTAL SECURITIES LENDING
COLLATERAL (Cost $162,823,028)		$162,841,403

SHORT-TERM INVESTMENTS - 1.6%
U.S. Government Agency - 1.6%
Federal Agricultural Mortgage Corp., 0.200%,
06/01/2016 *	$23,300,000	$23,300,000
TOTAL SHORT-TERM INVESTMENTS (Cost $23,300,000)		$23,300,000
Total Investments (International Value Fund)
(Cost $1,755,860,690) - 110.5%		$1,661,133,754
Other assets and liabilities, net - (10.5%)		(158,086,197)
TOTAL NET ASSETS - 100.0%		$1,503,047,557

Investment Quality Bond Fund

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 53.9%
U.S. Government - 17.1%
Treasury Inflation Protected Securities
0.125%, 07/15/2024	$12,599,554	$12,512,769
0.250%, 01/15/2025	21,346,696	21,276,380
0.375%, 07/15/2025	6,245,067	6,310,933
U.S. Treasury Bonds
2.500%, 02/15/2045 (D)	4,443,000	4,312,660
2.500%, 02/15/2046	3,374,000	3,272,648
3.000%, 05/15/2045 to 11/15/2045	10,976,000	11,789,948
3.750%, 11/15/2043	1,000	1,238
U.S. Treasury Notes
1.250%, 03/31/2021	14,639,000	14,550,932
1.500%, 10/31/2019 (D)	20,200,000	20,451,712
1.625%, 05/15/2026	3,893,000	3,815,899
1.750%, 09/30/2019	2,320,000	2,368,483
		100,663,602
U.S. Government Agency - 36.8%
Federal Home Loan Mortgage Corp.
3.000%, TBA (C)	4,000,000	4,173,993
3.000%, 03/01/2045 to 10/01/2045	7,040,040	7,210,984
3.500%, 03/01/2046	10,813,897	11,323,392
4.000%, TBA (C)	16,800,000	17,914,620
4.500%, TBA (C)	5,300,000	5,768,605
5.000%, TBA (C)	2,900,000	3,194,059
5.000%, 03/01/2019 to 12/01/2019	55,275	57,800
6.500%, 04/01/2029 to 08/01/2034	3,524	4,117
7.500%, 08/01/2025 to 05/01/2028	1,496	1,731
Federal National Mortgage Association
2.500%, TBA (C)	2,500,000	2,560,509
2.500%, 12/01/2042 to 04/01/2043	2,416,418	2,406,053
2.780%, 03/01/2027	650,000	668,064
2.890%, 02/01/2027	1,110,000	1,151,835
2.970%, 06/01/2027 to 06/01/2030	2,455,000	2,531,213
3.000%, TBA (C)	45,600,000	46,682,248
3.000%, 04/01/2046	8,735,907	8,950,747
3.100%, 02/01/2030	1,079,740	1,122,542
3.130%, 02/01/2027	442,000	465,598
3.500%, TBA (C)	22,000,000	23,021,060

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
3.500%, 01/01/2046 to 02/01/2046		$20,819,780	$21,818,067
4.000%, TBA (C)		15,500,000	16,548,350
4.500%, TBA (C)		6,100,000	6,642,674
5.000%, TBA (C)		2,500,000	2,773,031
5.000%, 03/01/2019 to 06/01/2019		97,862	101,832
5.500%, 08/01/2035 to 11/01/2035		83,585	94,754
6.500%, 09/01/2031		4	4
Government National
Mortgage Association
3.000%, 07/15/2045 to 01/20/2046		10,270,355	10,631,139
3.500%, TBA (C)		5,100,000	5,382,742
4.000%, TBA (C)		8,400,000	8,958,461
4.000%, 09/15/2040 to 02/15/2042		355,590	382,803
4.500%, TBA (C)		4,600,000	4,938,832
6.000%, 08/15/2032 to 04/15/2035		12,858	15,028
6.500%, 06/15/2028 to 08/15/2034		7,237	8,368
7.000%, 11/15/2031 to 11/15/2033		37,614	44,635
8.000%, 07/15/2030		951	1,161
			217,551,051
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $316,365,578)			$318,214,653

FOREIGN GOVERNMENT
OBLIGATIONS - 2.2%
Argentina - 0.1%
Republic of Argentina
4.740%, 12/31/2038 (H)	EUR	600,000	407,241
Brazil - 0.4%
Federative Republic of Brazil
6.000%, 08/15/2016 to 08/15/2022	BRL	3,328,000	2,680,392
Colombia - 0.0%
Republic of Colombia
3.000%, 03/25/2033	COP	956,335,256	269,954
Japan - 0.7%
Government of Japan
0.100%, 08/15/2016	JPY	430,000,000	3,885,335
Mexico - 0.4%
Government of Mexico
5.000%, 06/16/2016	MXN	32,711,801	1,771,463
5.750%, 10/12/2110		$780,000	783,900
			2,555,363
Qatar - 0.1%
Government of Qatar
4.625%, 06/02/2046 (S)		335,000	334,581
Slovenia - 0.2%
Republic of Slovenia
5.500%, 10/26/2022		1,000,000	1,132,087
Tunisia - 0.1%
Banque Centrale de Tunisie SA
5.750%, 01/30/2025		390,000	349,268
Uruguay - 0.2%
Republic of Uruguay
3.700%, 06/26/2037	UYU	12,923,762	344,928
4.250%, 04/05/2027		22,331,763	678,006
4.375%, 12/15/2028		4,280,795	130,524
			1,153,458
Venezuela - 0.0%
Republic of Venezuela
6.000%, 12/09/2020		$145,000	52,744
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $13,276,531)			$12,820,423

CORPORATE BONDS - 32.4%
Consumer discretionary - 4.7%
21st Century Fox America, Inc.
3.700%, 10/15/2025		335,000	355,911
6.150%, 02/15/2041		175,000	213,182
6.200%, 12/15/2034		400,000	483,031
7.750%, 01/20/2024		453,000	580,575
AutoZone, Inc.
1.625%, 04/21/2019		165,000	164,405
Buffalo Thunder Development Authority
11.000%, 12/09/2022 (S)		9,330	4,201
CalAtlantic Group, Inc.
5.375%, 10/01/2022		88,000	90,860
CBS Corp.
4.000%, 01/15/2026		175,000	185,199
CCO Holdings LLC
5.125%, 02/15/2023		10,000	10,175
5.250%, 09/30/2022		145,000	148,988
5.500%, 05/01/2026 (S)		25,000	25,250
5.750%, 09/01/2023		45,000	46,856
Charter Communications Operating LLC
3.579%, 07/23/2020 (S)		1,300,000	1,340,478
4.464%, 07/23/2022 (S)		595,000	626,741
4.908%, 07/23/2025 (S)		1,005,000	1,076,973
6.484%, 10/23/2045 (S)		1,150,000	1,326,530
Comcast Corp.
2.750%, 03/01/2023		1,385,000	1,413,248
4.250%, 01/15/2033		915,000	977,718
Cox Communications, Inc.
4.800%, 02/01/2035 (S)		275,000	248,738
6.450%, 12/01/2036 (S)		175,000	172,960
Daimler Finance North America LLC
2.375%, 08/01/2018 (S)		1,070,000	1,085,582
DISH DBS Corp.
5.875%, 07/15/2022		50,000	48,526
6.750%, 06/01/2021		355,000	367,709
Ford Motor Credit Company LLC
1.461%, 03/27/2017		1,015,000	1,016,910
2.240%, 06/15/2018		555,000	557,865
3.200%, 01/15/2021		1,050,000	1,072,269
4.250%, 02/03/2017		245,000	249,765
General Motors Company
6.600%, 04/01/2036		350,000	399,185
6.750%, 04/01/2046		375,000	438,705
General Motors Financial Company, Inc.
2.400%, 04/10/2018		950,000	953,198
3.500%, 07/10/2019		870,000	892,981
3.700%, 05/09/2023		190,000	187,923
4.750%, 08/15/2017		1,020,000	1,053,392
5.250%, 03/01/2026		605,000	650,952
GLP Capital LP
5.375%, 04/15/2026		40,000	41,700
Group 1 Automotive, Inc.
5.000%, 06/01/2022		115,000	114,425
5.250%, 12/15/2023 (S)		10,000	9,850
Grupo Televisa SAB
6.125%, 01/31/2046		390,000	412,413

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Hanesbrands, Inc.
4.875%, 05/15/2026 (S)	$75,000	$75,094
Lamar Media Corp.
5.750%, 02/01/2026 (S)	15,000	15,788
Liberty Interactive LLC
8.250%, 02/01/2030	255,000	263,288
Lowe’s Companies, Inc.
2.500%, 04/15/2026	820,000	809,273
3.700%, 04/15/2046	675,000	660,257
McDonald’s Corp.
2.750%, 12/09/2020	255,000	261,803
Meritage Homes Corp.
6.000%, 06/01/2025	135,000	137,700
NBCUniversal Enterprise, Inc.
5.250%, 03/19/2021 (Q)(S)	100,000	103,500
Omnicom Group, Inc.
3.600%, 04/15/2026	495,000	507,564
PulteGroup, Inc.
4.250%, 03/01/2021	15,000	15,319
Sky PLC
2.625%, 09/16/2019 (S)	670,000	673,976
TEGNA, Inc.
5.125%, 10/15/2019 to 07/15/2020	585,000	603,150
Time Warner Cable, Inc.
4.500%, 09/15/2042	345,000	307,406
5.875%, 11/15/2040	275,000	286,987
6.550%, 05/01/2037	785,000	883,842
8.750%, 02/14/2019	270,000	314,232
Time Warner, Inc.
2.950%, 07/15/2026	195,000	191,382
4.850%, 07/15/2045	475,000	496,524
6.100%, 07/15/2040	290,000	343,533
7.700%, 05/01/2032	302,000	402,894
Toll Brothers Finance Corp.
4.875%, 11/15/2025	10,000	10,125
Videotron, Ltd.
5.375%, 06/15/2024 (S)	275,000	286,000
Volkswagen Group of America
Finance LLC
1.600%, 11/20/2017 (S)	840,000	835,230
Wynn Las Vegas LLC
5.375%, 03/15/2022 (L)	210,000	212,888
		27,743,124
Consumer staples - 2.7%
Altria Group, Inc.
9.250%, 08/06/2019	165,000	203,006
Anheuser-Busch InBev Finance, Inc.
1.900%, 02/01/2019	1,105,000	1,110,292
2.150%, 02/01/2019	180,000	181,935
3.300%, 02/01/2023	2,920,000	3,001,258
4.700%, 02/01/2036	865,000	934,659
4.900%, 02/01/2046	3,175,000	3,538,322
Anheuser-Busch InBev Worldwide, Inc.
2.500%, 07/15/2022	310,000	308,578
3.750%, 07/15/2042	435,000	415,214
BAT International Finance PLC
2.750%, 06/15/2020 (S)	510,000	524,572
CVS Health Corp.
2.125%, 06/01/2021	175,000	173,815
2.800%, 07/20/2020	610,000	627,206
3.875%, 07/20/2025	421,000	452,483
5.125%, 07/20/2045	735,000	853,257
CVS Pass-Through Trust
5.880%, 01/10/2028	249,708	275,166
Imperial Brands Finance PLC
2.050%, 07/20/2018 (S)	425,000	427,312
2.950%, 07/21/2020 (S)	575,000	590,587
Kraft Heinz Foods Company
2.000%, 07/02/2018 (S)	330,000	332,493
2.800%, 07/02/2020 (S)	270,000	276,965
4.375%, 06/01/2046 (S)	160,000	160,281
Reynolds American, Inc.
3.250%, 06/12/2020	531,000	553,311
Sysco Corp.
2.500%, 07/15/2021	505,000	508,263
Walgreens Boots Alliance, Inc.
2.600%, 06/01/2021	230,000	230,305
3.100%, 06/01/2023	190,000	189,616
		15,868,896
Energy - 3.9%
Anadarko Petroleum Corp.
5.550%, 03/15/2026	860,000	916,677
6.375%, 09/15/2017	8,000	8,418
6.600%, 03/15/2046	710,000	789,241
6.950%, 06/15/2019	85,000	92,770
Antero Resources Corp.
5.625%, 06/01/2023	70,000	68,250
BP Capital Markets PLC
2.521%, 01/15/2020	220,000	224,001
2.750%, 05/10/2023	585,000	575,755
Cenovus Energy, Inc.
3.000%, 08/15/2022	605,000	538,233
3.800%, 09/15/2023	140,000	124,823
5.200%, 09/15/2043	465,000	367,252
5.700%, 10/15/2019	920,000	941,559
Concho Resources, Inc.
5.500%, 04/01/2023	65,000	65,000
6.500%, 01/15/2022	40,000	41,300
ConocoPhillips Company
4.200%, 03/15/2021	570,000	603,968
4.950%, 03/15/2026	850,000	930,307
Continental Resources, Inc.
3.800%, 06/01/2024	5,000	4,363
4.500%, 04/15/2023	5,000	4,553
4.900%, 06/01/2044	5,000	4,113
5.000%, 09/15/2022 (L)	80,000	75,600
DCP Midstream LLC
5.350%, 03/15/2020 (S)	20,000	19,253
9.750%, 03/15/2019 (S)	20,000	21,300
DCP Midstream Operating LP
2.700%, 04/01/2019	40,000	37,451
3.875%, 03/15/2023	10,000	8,875
4.950%, 04/01/2022	35,000	33,775
5.600%, 04/01/2044	30,000	24,675
Devon Energy Corp.
3.250%, 05/15/2022	1,020,000	924,547
4.000%, 07/15/2021	400,000	385,977
Devon Financing Company LLC
7.875%, 09/30/2031	115,000	122,994
Ecopetrol SA
5.875%, 05/28/2045	400,000	322,440
Energy Transfer Equity LP
7.500%, 10/15/2020	300,000	306,000
Energy Transfer Partners LP
3.600%, 02/01/2023	955,000	870,521

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Energy Transfer Partners LP (continued)
4.750%, 01/15/2026		$135,000	$128,803
5.950%, 10/01/2043		525,000	474,690
Enterprise Products Operating LLC
2.850%, 04/15/2021		460,000	465,525
3.950%, 02/15/2027		285,000	293,223
EOG Resources, Inc.
4.150%, 01/15/2026		235,000	250,153
Exxon Mobil Corp.
2.222%, 03/01/2021		645,000	653,382
2.726%, 03/01/2023		540,000	550,178
3.043%, 03/01/2026		265,000	272,470
Hess Corp.
5.600%, 02/15/2041		395,000	381,393
6.000%, 01/15/2040		280,000	277,866
Kerr-McGee Corp.
6.950%, 07/01/2024		625,000	692,707
Kinder Morgan Energy Partners LP
5.300%, 09/15/2020		105,000	110,115
6.500%, 04/01/2020		45,000	48,860
6.850%, 02/15/2020		75,000	82,337
Kinder Morgan, Inc.
5.050%, 02/15/2046		900,000	790,159
Magellan Midstream Partners LP
5.000%, 03/01/2026		165,000	181,442
Marathon Oil Corp.
2.700%, 06/01/2020		625,000	569,620
3.850%, 06/01/2025		50,000	43,770
5.200%, 06/01/2045		20,000	16,775
6.600%, 10/01/2037		10,000	9,563
6.800%, 03/15/2032		15,000	14,508
MEG Energy Corp.
7.000%, 03/31/2024 (S)		90,000	69,300
MPLX LP
4.875%, 12/01/2024 to 06/01/2025 (S)		125,000	118,159
Nexen Energy ULC
6.200%, 07/30/2019		285,000	316,086
Noble Energy, Inc.
4.150%, 12/15/2021		365,000	373,160
Petrobras Global Finance BV
6.750%, 01/27/2041		415,000	298,676
8.375%, 05/23/2021		985,000	974,855
Petroleos Mexicanos
5.500%, 02/04/2019 (S)		505,000	527,473
5.500%, 06/27/2044		895,000	747,504
6.375%, 02/04/2021 (S)		260,000	278,876
Pioneer Natural Resources Company
3.450%, 01/15/2021		60,000	60,855
3.950%, 07/15/2022		135,000	139,157
4.450%, 01/15/2026		710,000	749,577
QEP Resources, Inc.
6.800%, 03/01/2020		5,000	4,963
Regency Energy Partners LP
5.875%, 03/01/2022		300,000	305,804
SM Energy Company
6.125%, 11/15/2022		35,000	32,025
Statoil ASA
3.700%, 03/01/2024		95,000	100,493
3.950%, 05/15/2043		575,000	560,592
Sunoco Logistics Partners Operations LP
4.250%, 04/01/2024		320,000	310,439
Tesoro Corp.
5.125%, 04/01/2024		75,000	74,813
Tesoro Logistics LP
5.500%, 10/15/2019		90,000	93,600
6.250%, 10/15/2022		130,000	134,225
Williams Partners LP
3.600%, 03/15/2022		1,050,000	924,033
4.300%, 03/04/2024		285,000	253,588
WPX Energy, Inc.
5.250%, 09/15/2024		40,000	34,800
6.000%, 01/15/2022		30,000	27,000
			23,271,583
Financials - 13.0%
Allied Irish Banks PLC (7.375% to
12/03/2020, then 5 Year Euro Swap
Rate + 7.339% )
12/03/2020 (Q)	EUR	275,000	281,106
American International Group, Inc.
4.700%, 07/10/2035		$360,000	366,776
American Tower Corp.
3.400%, 02/15/2019		620,000	642,282
3.450%, 09/15/2021		740,000	762,009
AXA Financial, Inc.
7.000%, 04/01/2028		235,000	300,690
Banco Bilbao Vizcaya Argentaria SA
(7.000% to 02/19/2019, then 5 Year
Euro Swap Rate + 6.155%)
02/19/2019 (Q)	EUR	1,000,000	1,031,605
Banco Bilbao Vizcaya Argentaria SA
(9.000% to 05/09/2018, then 5 Year
U.S. Swap Rate + 8.262%)
05/09/2018 (Q)		$800,000	828,000
Banco Santander SA (6.250% to
03/12/2019, then 5 Year Euro Swap
Rate + 5.410%)
03/12/2019 (Q)	EUR	500,000	499,515
Banco Santander SA (6.250% to
09/11/2021, then 5 Year Euro Swap
Rate + 5.640%)
09/11/2021 (Q)		600,000	593,321
Bank of America Corp.
2.625%, 04/19/2021		$585,000	587,255
3.500%, 04/19/2026		300,000	303,920
4.000%, 04/01/2024 to 01/22/2025		1,805,000	1,828,186
4.200%, 08/26/2024		225,000	229,757
5.000%, 01/21/2044		305,000	340,942
5.625%, 07/01/2020		185,000	206,890
5.650%, 05/01/2018		975,000	1,042,522
6.400%, 08/28/2017		80,000	84,687
7.750%, 05/14/2038		910,000	1,251,931
Bank of Ireland (7.375% to 06/18/2020,
then 5 Year Euro Swap Rate + 6.956%)
06/18/2020 (Q)	EUR	725,000	789,914
Bank of Nova Scotia
4.500%, 12/16/2025		$1,410,000	1,449,983
Barclays Bank PLC
6.050%, 12/04/2017 (S)		1,360,000	1,437,879
Barclays PLC (8.000% to 12/15/2020,
then 5 Year Euro Swap Rate + 6.750%)
12/15/2020 (Q)	EUR	250,000	280,040
Barclays PLC (8.250% to 12/15/2018,
then 5 Year U.S. Swap Rate + 6.705%)
12/15/2018 (Q)		$330,000	336,198

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
BNP Paribas SA (7.625% to 03/30/2021,
then 5 Year U.S. Swap Rate + 6.314%)
03/30/2021 (Q)(S)		$665,000	$684,119
BPCE SA
5.700%, 10/22/2023 (S)		785,000	837,291
Brandywine Operating Partnership LP
4.950%, 04/15/2018		425,000	443,978
Capital One Financial Corp.
6.150%, 09/01/2016		875,000	885,774
Capital One NA
1.650%, 02/05/2018		1,400,000	1,396,815
2.350%, 08/17/2018		645,000	651,383
CIT Group, Inc.
5.500%, 02/15/2019 (S)		490,000	512,050
Citigroup, Inc.
2.500%, 09/26/2018		325,000	329,916
4.300%, 11/20/2026		300,000	303,603
4.400%, 06/10/2025		550,000	565,025
4.450%, 09/29/2027		2,795,000	2,833,582
4.600%, 03/09/2026		370,000	383,977
4.650%, 07/30/2045		520,000	556,524
5.500%, 09/13/2025		915,000	1,007,667
CNO Financial Group, Inc.
4.500%, 05/30/2020		10,000	10,325
5.250%, 05/30/2025		35,000	36,050
Cooperatieve Rabobank UA (5.500% to
06/29/2020, then 5 Year Euro Swap
Rate + 5.250%)
06/29/2020 (Q)	EUR	200,000	214,742
Credit Agricole SA
4.375%, 03/17/2025 (S)		$220,000	219,741
Credit Agricole SA (7.500% to
06/23/2026, then 5 Year British Pound
Swap Rate + 4.535%)
06/23/2026 (Q)	GBP	325,000	438,162
Credit Agricole SA (8.125% to
12/23/2025, then 5 Year U.S. Swap
Rate + 6.185%)
12/23/2025 (Q)(S)		$950,000	985,388
Credit Suisse Group AG (6.250% to
12/18/2024, then 5 Year U.S. Swap
Rate + 3.455%)
12/18/2024 (Q)(S)		1,725,000	1,662,469
Credit Suisse Group Funding
Guernsey, Ltd.
3.125%, 12/10/2020 (S)		1,410,000	1,408,384
Credit Suisse Group Guernsey I, Ltd.
(7.875% to 08/24/2016, then 5 Year
U.S. Swap Rate + 5.220%)
02/24/2041		200,000	201,940
Crown Castle International Corp.
3.400%, 02/15/2021		80,000	82,317
3.700%, 06/15/2026		290,000	291,820
HCP, Inc.
4.000%, 06/01/2025		225,000	223,425
4.200%, 03/01/2024		160,000	160,809
6.000%, 01/30/2017		150,000	154,259
HSBC Holdings PLC
2.950%, 05/25/2021		295,000	295,879
3.400%, 03/08/2021		990,000	1,013,041
3.600%, 05/23/2023		295,000	297,386
4.250%, 08/18/2025		1,175,000	1,175,934
5.250%, 03/14/2044		240,000	251,984
6.500%, 09/15/2037		100,000	119,807
6.800%, 06/01/2038		120,000	147,491
HSBC Holdings PLC (5.250% to
09/16/2022, then 5 Year Euro Swap
Rate + 4.380%)
09/16/2022 (Q)	EUR	325,000	334,490
HSBC USA, Inc.
2.750%, 08/07/2020		$475,000	478,587
Intercontinental Exchange, Inc.
2.750%, 12/01/2020		465,000	477,062
Intesa Sanpaolo SpA
2.375%, 01/13/2017		775,000	778,541
5.710%, 01/15/2026 (S)		765,000	752,073
Intesa Sanpaolo SpA (7.700% to
09/17/2025, then 5 Year U.S. Swap
Rate + 5.462%)
09/17/2025 (Q)(S)		1,150,000	1,063,750
JPMorgan Chase & Co.
2.400%, 06/07/2021		1,105,000	1,103,243
2.550%, 10/29/2020		190,000	191,764
2.700%, 05/18/2023		870,000	861,383
2.750%, 06/23/2020		760,000	774,115
4.250%, 10/01/2027		1,235,000	1,276,440
5.600%, 07/15/2041		135,000	167,361
6.000%, 01/15/2018		835,000	892,985
Liberty Property LP
3.375%, 06/15/2023		260,000	258,088
4.125%, 06/15/2022		210,000	219,369
6.625%, 10/01/2017		100,000	106,123
Lloyds Banking Group PLC (7.000% to
06/27/2019, then 5 Year British Pound
Swap Rate + 5.060%)
06/27/2019 (Q)	GBP	250,000	355,660
Marsh & McLennan Companies, Inc.
3.500%, 03/10/2025		$475,000	479,952
Massachusetts Mutual Life Insurance
Company
8.875%, 06/01/2039 (S)		550,000	805,087
Morgan Stanley
1.875%, 01/05/2018		1,175,000	1,179,037
2.450%, 02/01/2019		610,000	618,327
2.500%, 04/21/2021		1,240,000	1,236,588
3.950%, 04/23/2027		685,000	682,968
4.000%, 07/23/2025		345,000	362,244
4.350%, 09/08/2026		160,000	164,916
4.875%, 11/01/2022		60,000	65,093
5.550%, 04/27/2017		350,000	363,527
6.625%, 04/01/2018		1,450,000	1,575,274
MSCI, Inc.
5.250%, 11/15/2024 (S)		50,000	51,625
5.750%, 08/15/2025 (S)		45,000	47,363
Nationwide Building Society (6.875% to
06/20/2019, then 5 Year British Pound
Swap Rate + 4.880%)
06/20/2019 (Q)	GBP	500,000	701,484
Navient Corp.
5.500%, 01/15/2019		$165,000	165,000
7.250%, 01/25/2022		65,000	62,563
8.000%, 03/25/2020		11,000	11,303
8.450%, 06/15/2018		139,000	149,773
PNC Funding Corp.
5.625%, 02/01/2017		1,200,000	1,234,268

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Prologis LP
3.350%, 02/01/2021		$850,000	$887,915
Radian Group, Inc.
7.000%, 03/15/2021		55,000	58,300
Realty Income Corp.
3.250%, 10/15/2022		81,000	81,166
6.750%, 08/15/2019		450,000	512,277
Royal Bank of Scotland Group PLC
(7.500% to 08/10/2020, then 5 Year
U.S. Swap Rate + 5.800%)
08/10/2020 (Q)		205,000	196,031
Santander Issuances SAU
5.179%, 11/19/2025		2,400,000	2,384,443
Santander UK Group Holdings PLC
(7.375% to 06/24/2022, then 5 Year
British Pound Swap Rate + 5.543%)
06/24/2022 (Q)	GBP	300,000	420,653
Societe Generale SA (8.250% to
11/29/2018, then 5 Year U.S. Swap
Rate + 6.394%)
11/29/2018 (Q)		$660,000	679,800
SunTrust Banks, Inc.
3.500%, 01/20/2017		685,000	693,204
Synchrony Financial
2.600%, 01/15/2019		800,000	805,299
The Bank of New York Mellon Corp.
2.600%, 08/17/2020		540,000	553,699
The Bear Stearns Companies LLC
6.400%, 10/02/2017		605,000	643,428
7.250%, 02/01/2018		321,000	349,854
The Goldman Sachs Group, Inc.
2.000%, 04/25/2019		180,000	180,424
2.375%, 01/22/2018		975,000	985,487
2.550%, 10/23/2019		310,000	314,252
2.600%, 04/23/2020		370,000	373,612
2.750%, 09/15/2020		555,000	562,269
2.875%, 02/25/2021		580,000	588,608
3.500%, 01/23/2025		725,000	731,182
4.750%, 10/21/2045		265,000	282,950
5.150%, 05/22/2045		660,000	678,159
6.250%, 02/01/2041		440,000	559,464
6.750%, 10/01/2037		1,145,000	1,392,444
The Hartford Financial Services
Group, Inc. (8.125% to 06/15/2018,
then 3 month LIBOR + 4.603%)
06/15/2068		250,000	270,625
UBS Group AG (6.875% to 03/22/2021,
then 5 Year U.S. Swap Rate + 5.497%)
03/22/2021 (Q)		750,000	739,598
UBS Group AG (7.125% to 02/19/2020,
then 5 Year U.S. Swap Rate + 5.464%)
02/19/2020 (Q)		890,000	895,749
UDR, Inc.
3.700%, 10/01/2020		120,000	125,307
UniCredit SpA (8.000% to 06/03/2024,
then 5 Year U.S. Swap Rate + 5.180%)
06/03/2024 (Q)		200,000	171,500
Ventas Realty LP
4.750%, 06/01/2021		351,000	384,970
VEREIT Operating Partnership LP
4.125%, 06/01/2021		350,000	353,500
Wells Fargo & Company
3.000%, 04/22/2026		365,000	364,869
4.900%, 11/17/2045		1,045,000	1,118,471
5.606%, 01/15/2044		895,000	1,046,366
Welltower, Inc.
4.500%, 01/15/2024		90,000	95,311
			76,787,077
Health care - 2.6%
AbbVie, Inc.
3.200%, 05/14/2026		295,000	292,713
Actavis Funding SCS
2.350%, 03/12/2018		1,345,000	1,355,810
3.000%, 03/12/2020		940,000	952,343
3.450%, 03/15/2022		570,000	578,738
3.850%, 06/15/2024		400,000	407,840
Anthem, Inc.
3.500%, 08/15/2024		615,000	627,152
4.625%, 05/15/2042		525,000	535,845
5.100%, 01/15/2044		175,000	191,020
Cardinal Health, Inc.
1.950%, 06/15/2018		280,000	282,164
Celgene Corp.
4.625%, 05/15/2044		230,000	229,157
Community Health Systems, Inc.
5.125%, 08/01/2021		170,000	169,788
EMD Finance LLC
2.950%, 03/19/2022 (S)		705,000	713,571
Gilead Sciences, Inc.
3.250%, 09/01/2022		220,000	229,781
HCA, Inc.
5.875%, 03/15/2022		140,000	151,200
6.500%, 02/15/2020		255,000	280,500
Hologic, Inc.
5.250%, 07/15/2022 (S)		35,000	36,619
Kinetic Concepts, Inc.
7.875%, 02/15/2021 (S)		135,000	144,825
LifePoint Health, Inc.
5.875%, 12/01/2023		140,000	144,550
MEDNAX, Inc.
5.250%, 12/01/2023 (S)		30,000	30,694
Medtronic, Inc.
2.500%, 03/15/2020		610,000	627,073
4.375%, 03/15/2035		188,000	204,199
Mylan NV
3.000%, 12/15/2018 (S)		300,000	304,484
3.150%, 06/15/2021 (S)		370,000	369,571
3.750%, 12/15/2020 (S)		345,000	355,460
Perrigo Company PLC
1.300%, 11/08/2016		350,000	349,147
Perrigo Finance Unlimited Company
3.500%, 03/15/2021		220,000	223,703
Quintiles Transnational Corp.
4.875%, 05/15/2023 (S)		60,000	60,750
Tenet Healthcare Corp.
6.000%, 10/01/2020		505,000	531,513
Thermo Fisher Scientific, Inc.
3.000%, 04/15/2023		530,000	531,657
UnitedHealth Group, Inc.
1.700%, 02/15/2019		720,000	724,469
2.125%, 03/15/2021		1,085,000	1,088,183
3.350%, 07/15/2022		535,000	564,678
3.750%, 07/15/2025		650,000	699,896
4.750%, 07/15/2045		175,000	199,894

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Zimmer Biomet Holdings, Inc.
1.450%, 04/01/2017	$1,135,000	$1,135,178
		15,324,165
Industrials - 1.4%
AerCap Ireland Capital, Ltd.
4.500%, 05/15/2021	305,000	313,769
Aircastle, Ltd.
5.000%, 04/01/2023	35,000	35,788
5.500%, 02/15/2022	30,000	31,650
BAE Systems Holdings, Inc.
2.850%, 12/15/2020 (S)	140,000	141,847
BAE Systems PLC
4.750%, 10/11/2021 (S)	160,000	175,467
Canadian Pacific Railway Company
9.450%, 08/01/2021	275,000	358,132
Clean Harbors, Inc.
5.125%, 06/01/2021	20,000	20,200
5.250%, 08/01/2020	126,000	128,678
CNH Industrial Capital LLC
3.375%, 07/15/2019	45,000	44,438
4.375%, 11/06/2020 (L)	95,000	94,288
EnerSys
5.000%, 04/30/2023 (S)	145,000	144,094
ERAC USA Finance LLC
2.600%, 12/01/2021 (S)	705,000	705,091
FedEx Corp.
3.250%, 04/01/2026	185,000	188,790
4.550%, 04/01/2046	365,000	375,807
General Electric Company (5.000% to
01/21/2021, then 3 month
LIBOR + 3.330%)
01/21/2021 (Q)	398,000	416,308
Huntington Ingalls Industries, Inc.
5.000%, 11/15/2025 (S)	20,000	21,000
Kansas City Southern
3.000%, 05/15/2023 (S)	1,175,000	1,168,153
Lockheed Martin Corp.
2.500%, 11/23/2020	290,000	295,215
4.700%, 05/15/2046	430,000	480,997
Norfolk Southern Corp.
2.900%, 06/15/2026	465,000	463,428
Oshkosh Corp.
5.375%, 03/01/2025	85,000	87,338
Penske Truck Leasing Company LP
2.875%, 07/17/2018 (S)	75,000	75,826
4.250%, 01/17/2023 (S)	1,225,000	1,258,406
4.875%, 07/11/2022 (S)	251,000	270,881
Ryder System, Inc.
2.550%, 06/01/2019	305,000	307,918
Sensata Technologies BV
5.000%, 10/01/2025 (S)	55,000	55,138
5.625%, 11/01/2024 (S)	85,000	89,038
Sigma Alimentos SA de CV
4.125%, 05/02/2026 (S)	505,000	502,980
United Rentals North America, Inc.
4.625%, 07/15/2023	65,000	64,513
5.500%, 07/15/2025	80,000	78,500
		8,393,678
Information technology - 0.9%
Apple, Inc.
3.450%, 02/09/2045	545,000	496,889
Cardtronics, Inc.
5.125%, 08/01/2022	140,000	138,950
Cisco Systems, Inc.
2.200%, 02/28/2021	530,000	536,857
CommScope, Inc.
4.375%, 06/15/2020 (S)	80,000	82,400
Diamond 1 Finance Corp.
3.480%, 06/01/2019 (S)	295,000	298,920
4.420%, 06/15/2021 (S)	235,000	239,933
First Data Corp.
5.000%, 01/15/2024 (S)	35,000	34,978
5.375%, 08/15/2023 (S)	140,000	143,500
Hewlett Packard Enterprise Company
2.450%, 10/05/2017 (S)	860,000	867,521
Lam Research Corp.
2.800%, 06/15/2021	480,000	482,239
NCR Corp.
4.625%, 02/15/2021	255,000	250,538
5.000%, 07/15/2022	20,000	19,650
Nokia OYJ
6.625%, 05/15/2039	130,000	138,125
NXP BV
4.625%, 06/15/2022 (S)	200,000	203,000
Open Text Corp.
5.625%, 01/15/2023 (S)	45,000	45,338
Visa, Inc.
2.800%, 12/14/2022	515,000	532,795
4.300%, 12/14/2045	685,000	755,580
		5,267,213
Materials - 0.5%
Anglo American Capital PLC
4.450%, 09/27/2020 (S)	155,000	147,831
ArcelorMittal
6.250%, 08/05/2020 (L)	325,000	338,813
Cascades, Inc.
5.500%, 07/15/2022 (S)	40,000	39,000
5.750%, 07/15/2023 (S)	90,000	86,850
Clearwater Paper Corp.
5.375%, 02/01/2025 (S)	115,000	114,713
CRH America, Inc.
5.125%, 05/18/2045 (S)	560,000	588,777
Eagle Spinco, Inc.
4.625%, 02/15/2021	150,000	150,375
Freeport-McMoRan, Inc.
3.875%, 03/15/2023	20,000	16,450
4.550%, 11/14/2024	55,000	45,650
5.400%, 11/14/2034	45,000	34,088
5.450%, 03/15/2043	110,000	83,016
Graphic Packaging International, Inc.
4.875%, 11/15/2022	140,000	144,550
Kaiser Aluminum Corp.
5.875%, 05/15/2024 (S)	15,000	15,396
Norbord, Inc.
6.250%, 04/15/2023 (S)	140,000	142,800
NOVA Chemicals Corp.
5.000%, 05/01/2025 (S)	205,000	202,438
Owens-Brockway Glass Container, Inc.
5.875%, 08/15/2023 (S)	65,000	68,900
Rio Tinto Finance USA, Ltd.
3.750%, 06/15/2025	180,000	179,409
Standard Industries, Inc.
5.375%, 11/15/2024 (S)	285,000	291,413

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Steel Dynamics, Inc.
5.125%, 10/01/2021	$50,000	$50,969
5.500%, 10/01/2024	55,000	56,524
Teck Resources, Ltd.
8.500%, 06/01/2024 (S)	25,000	25,656
United States Steel Corp.
7.375%, 04/01/2020	59,000	51,183
		2,874,801
Telecommunication services - 2.0%
AT&T, Inc.
3.600%, 02/17/2023	830,000	851,484
3.800%, 03/15/2022	455,000	474,441
4.125%, 02/17/2026	465,000	488,939
4.750%, 05/15/2046	1,230,000	1,219,619
Digicel Group, Ltd.
7.125%, 04/01/2022	365,000	281,525
Frontier Communications Corp.
10.500%, 09/15/2022 (S)	40,000	41,600
GTP Acquisition Partners I LLC
3.482%, 06/16/2025 (S)	1,405,000	1,419,050
SBA Tower Trust
2.898%, 10/15/2044 (S)	705,000	705,120
2.933%, 12/15/2042 (S)	595,000	593,717
3.598%, 04/15/2043 (S)	940,000	948,985
Sprint Communications, Inc.
7.000%, 03/01/2020 (S)	185,000	190,918
9.000%, 11/15/2018 (S)	100,000	106,375
Sprint Corp.
7.125%, 06/15/2024	265,000	199,578
T-Mobile USA, Inc.
6.464%, 04/28/2019	140,000	142,363
Telecom Italia Capital SA
6.000%, 09/30/2034	35,000	33,163
6.375%, 11/15/2033	5,000	4,963
7.721%, 06/04/2038	40,000	41,600
Verizon Communications, Inc.
4.272%, 01/15/2036	1,693,000	1,680,556
4.400%, 11/01/2034	490,000	496,378
4.672%, 03/15/2055	1,803,000	1,760,882
5.012%, 08/21/2054	120,000	124,026
Wind Acquisition Finance SA
4.750%, 07/15/2020 (S)	200,000	195,000
		12,000,282
Utilities - 0.7%
AES Corp.
5.500%, 03/15/2024	211,000	213,044
Berkshire Hathaway Energy Company
6.125%, 04/01/2036	250,000	320,822
Calpine Corp.
5.875%, 01/15/2024 (S)	50,000	52,375
Duke Energy Progress LLC
4.375%, 03/30/2044	355,000	387,968
Electricite de France SA
4.950%, 10/13/2045 (S)	700,000	747,451
Exelon Corp.
2.450%, 04/15/2021	105,000	105,088
2.850%, 06/15/2020	585,000	597,982
Nevada Power Company
7.125%, 03/15/2019	25,000	28,783
NRG Energy, Inc.
6.250%, 07/15/2022	200,000	196,438
Oncor Electric Delivery Company LLC
7.000%, 09/01/2022	150,000	187,716
PacifiCorp
6.350%, 07/15/2038	110,000	146,240
Progress Energy, Inc.
7.000%, 10/30/2031	341,000	446,955
The Southern Company
1.850%, 07/01/2019	360,000	360,893
2.950%, 07/01/2023	150,000	151,568
4.400%, 07/01/2046	180,000	182,501
		4,125,824
TOTAL CORPORATE BONDS (Cost $188,870,284)		$191,656,643

MUNICIPAL BONDS - 0.9%
Chicago Transit Authority, Series A
(Illinois) 6.899%, 12/01/2040	85,000	106,867
Chicago Transit Authority, Series B
(Illinois) 6.899%, 12/01/2040	740,000	930,372
Port Authority of New York & New Jersey
(New York) 6.040%, 12/01/2029	180,000	229,079
Puerto Rico Commonwealth Government
Employees Retirement System, Series A
6.150%, 07/01/2038	1,190,000	359,202
6.200%, 07/01/2039	675,000	203,600
Puerto Rico Commonwealth Government
Employees Retirement System, Series B
6.550%, 07/01/2058	245,000	73,877
Puerto Rico Commonwealth Government
Employees Retirement System, Series C
6.300%, 07/01/2043	925,000	279,008
State of California
7.300%, 10/01/2039	645,000	945,847
7.550%, 04/01/2039	505,000	776,998
7.600%, 11/01/2040	160,000	249,923
7.625%, 03/01/2040	435,000	667,651
State of Illinois, GO
5.100%, 06/01/2033	130,000	124,349
5.665%, 03/01/2018	265,000	279,342
TOTAL MUNICIPAL BONDS (Cost $5,387,936)		$5,226,115

TERM LOANS (M) - 3.6%
Consumer discretionary - 1.2%
Acosta, Inc.
4.250%, 09/26/2021	98,505	97,725
Advantage Sales & Marketing, Inc.
4.250%, 07/23/2021	541,749	538,363
Aristocrat International Pty, Ltd.
4.750%, 10/20/2021	107,923	108,412
Bass Pro Group LLC
4.000%, 06/05/2020	103,950	102,066
BJ’s Wholesale Club, Inc.
4.500%, 09/26/2019	659,339	655,115
Caesars Growth Properties Holdings LLC
6.250%, 05/08/2021	98,250	91,700
Charter Communications Operating LLC
3.500%, 01/24/2023	190,000	190,747
CityCenter Holdings LLC
4.250%, 10/16/2020	230,089	230,760
Delta 2 Lux Sarl
4.750%, 07/30/2021	175,000	172,769
7.750%, 07/31/2022	210,000	200,375

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
TERM LOANS (M) (continued)
Consumer discretionary (continued)
Hilton Worldwide Finance LLC
3.500%, 10/26/2020	$490,707	$492,002
ION Media Networks, Inc.
4.750%, 12/18/2020	327,994	327,174
MGOC, Inc.
4.000%, 07/31/2020	231,014	230,899
Michaels Stores, Inc.
3.750%, 01/28/2020	246,193	246,501
Neiman Marcus Group, Ltd.
4.250%, 10/25/2020	421,994	386,256
Neptune Finco Corp.
5.000%, 10/09/2022	190,000	190,950
Party City Holdings, Inc.
4.250%, 08/19/2022	144,267	143,834
PetSmart, Inc.
4.250%, 03/11/2022	106,693	106,608
Scientific Games International, Inc.
6.004%, 10/01/2021	113,563	112,427
Serta Simmons Bedding LLC
4.250%, 10/01/2019	308,129	308,563
SRAM LLC
4.012%, 04/10/2020	347,043	306,265
The ServiceMaster Company LLC
4.250%, 07/01/2021	612,507	615,187
Town Sports International LLC
4.500%, 11/15/2020	384,002	238,081
Tribune Media Company
3.750%, 12/27/2020	776,768	776,121
		6,868,900
Consumer staples - 0.3%
Albertsons LLC
5.500%, 08/25/2021	480,150	480,617
Coty, Inc.
3.750%, 10/27/2022	40,000	39,967
Galleria Company
3.750%, 01/26/2023	80,000	79,950
Hostess Brands LLC
4.500%, 08/03/2022	99,500	99,687
JBS USA LLC
4.000%, 10/30/2022	204,488	203,721
Reynolds Group Holdings, Inc.
4.500%, 12/01/2018	437,497	438,889
The Brickman Group, Ltd.
4.000%, 12/18/2020	421,082	419,700
		1,762,531
Energy - 0.1%
Arch Coal, Inc.
6.250%, 05/16/2018 (H)	171,022	75,677
Seadrill Operating LP
4.000%, 02/21/2021	146,992	69,821
Western Refining, Inc.
4.250%, 11/12/2020	200,388	198,008
		343,506
Financials - 0.2%
Asurion LLC
4.250%, 07/08/2020	485,061	478,270
8.500%, 03/03/2021	385,000	375,856
DTZ US Borrower LLC
4.250%, 11/04/2021	124,063	123,546
Frank Russell Company
TBD 06/01/2023 (T)	135,000	126,957
MGM Growth Properties Operating
Partnership LP
4.000%, 04/25/2023	295,000	296,844
		1,401,473
Health care - 0.4%
Alkermes, Inc.
3.500%, 09/25/2019	152,628	151,769
Brand Energy & Infrastructure
Services, Inc.
4.750%, 11/26/2020	317,688	307,998
Community Health Systems, Inc.
3.750%, 12/31/2019	51,766	50,731
4.000%, 01/27/2021	95,248	93,760
Endo Luxembourg Finance I Company
Sarl
3.750%, 09/26/2022	274,313	270,443
Envision Healthcare Corp.
4.500%, 10/28/2022	119,700	120,085
Medpace Holdings, Inc.
4.846%, 04/01/2021	91,981	92,211
MPH Acquisition Holdings LLC
3.750%, 03/31/2021	187,500	187,764
MultiPlan, Inc. TBD 05/25/2023 (T)	190,000	191,330
Opal Acquisition, Inc.
5.000%, 11/27/2020	430,311	374,729
Pharmaceutical Product Development LLC
TBD 08/18/2022 (T)	7,709	7,717
4.250%, 08/18/2022	99,250	99,349
PRA Holdings, Inc.
4.500%, 09/23/2020	404,151	405,666
US Renal Care, Inc.
5.250%, 12/31/2022	194,513	192,729
Vizient, Inc.
6.250%, 02/13/2023	100,000	100,708
		2,646,989
Industrials - 0.4%
AFGlobal Corp.
5.000%, 12/19/2019	156,016	86,069
Fly Funding II SARL
3.500%, 08/09/2019	192,500	191,838
Gardner Denver, Inc.
4.250%, 07/30/2020	536,250	494,467
RBS Global, Inc.
4.000%, 08/21/2020	536,250	532,563
Sensus USA, Inc.
6.500%, 03/16/2023	180,000	180,000
The Kenan Advantage Group, Inc.
4.000%, 07/31/2022	85,042	84,722
TransDigm, Inc.
3.500%, 05/14/2022	594,288	590,574
		2,160,233
Information technology - 0.5%
Avago Technologies, Ltd.
4.250%, 02/01/2023	245,000	245,476
CDW LLC
3.250%, 04/29/2020	590,866	591,327
First Data Corp.
4.193%, 07/08/2022	445,000	445,636
4.443%, 03/24/2021	583,460	585,064
Kronos, Inc.
4.500%, 10/30/2019	110,593	110,524

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
TERM LOANS (M) (continued)
Information technology (continued)
NXP BV
3.750%, 12/07/2020	$80,181	$80,431
ON Semiconductor Corp.
5.250%, 03/31/2023	120,000	120,875
SS&C European Holdings SARL
4.019%, 07/08/2022	19,457	19,523
SS&C Technologies, Inc.
4.007%, 07/08/2022	145,758	146,253
Zayo Group LLC
3.750%, 05/06/2021	542,722	543,206
		2,888,315
Materials - 0.3%
Berry Plastics Group, Inc.
3.750%, 01/06/2021	733,950	735,234
Coveris Holdings SA
4.500%, 05/08/2019	244,698	243,628
FMG Resources August 2006 Pty, Ltd.
4.250%, 06/30/2019	166,005	155,333
Minerals Technologies, Inc.
3.750%, 05/09/2021	97,865	97,784
Nexeo Solutions LLC
TBD 05/05/2023 (T)	170,000	170,107
Quikrete Holdings, Inc.
4.000%, 09/28/2020	297,950	297,764
The Chemours Company
3.750%, 05/12/2022	129,588	126,996
Univar USA, Inc.
4.250%, 07/01/2022	164,175	163,682
		1,990,528
Telecommunication services - 0.1%
Level 3 Financing, Inc.
3.500%, 05/31/2022	515,000	515,215
4.000%, 01/15/2020	295,000	295,885
		811,100
Utilities - 0.1%
Calpine Corp. TBD 05/05/2023 (T)	435,000	431,828
TOTAL TERM LOANS (Cost $21,820,129)		$21,305,403

COLLATERALIZED MORTGAGE
OBLIGATIONS - 12.2%
Commercial and residential - 10.1%
Adjustable Rate Mortgage Trust
Series 2005-10, Class 5A1,
0.699%, 01/25/2036 (P)	136,410	113,687
Series 2005-10, Class 6A21,
0.946%, 01/25/2036 (P)	213,135	182,666
Series 2005-9, Class 5A1,
0.716%, 11/25/2035 (P)	109,507	100,680
Alternative Loan Trust
Series 2005-56, Class 5A1,
0.759%, 11/25/2035 (P)	204,411	167,633
Series 2005-72, Class A1,
0.716%, 01/25/2036 (P)	200,239	162,442
Series 2006-12CB, Class A8,
6.000%, 05/25/2036	274,947	222,807
Series 2006-9T1, Class A1,
5.750%, 05/25/2036	249,140	200,730
Series 2007-19, Class 2A1,
6.500%, 08/25/2037	412,641	274,419
Series 2007-OA3, Class 1A1,
0.579%, 04/25/2047 (P)	169,063	140,650
American Home Mortgage Assets Trust
Series 2006-2, Class 2A1,
0.636%, 09/25/2046 (P)	171,977	116,665
Series 2006-3, Class 2A11,
1.350%, 10/25/2046 (P)	177,047	122,923
Banc of America Commercial
Mortgage Trust, Series 2007-4,
Class A4 5.741%, 02/10/2051 (P)	787,320	809,606
Banc of America Funding Trust
Series 2006-H, Class 6A1,
0.628%, 10/20/2036 (P)	190,294	152,495
Series 2007-A, Class 2A5,
0.668%, 02/20/2047 (P)	179,778	147,359
BB-UBS Trust, Series 2012, Class A
3.430%, 11/05/2036 (S)	485,000	502,640
BBCMS Trust, Series 2013-TYSN,
Class A2 3.756%, 09/05/2032 (S)	435,000	456,028
BCAP LLC Trust, Series 2006-AA2,
Class A1 0.616%, 01/25/2037 (P)	326,228	258,977
Bear Stearns Alt-A Trust
Series 2005-10, Class 11A1,
0.946%, 01/25/2036 (P)	399,978	319,035
Series 2005-7, CLass 21A1,
2.871%, 09/25/2035 (P)	227,523	202,475
Series 2005-9, Class 11A1,
0.966%, 11/25/2035 (P)	303,307	252,568
Series 2006-3, Class 1A1,
0.826%, 05/25/2036 (P)	137,073	112,247
Series 2006-4, Class 11A1,
0.766%, 08/25/2036 (P)	166,781	123,862
Bear Stearns ARM Trust
Series 2005-12, Class 11A1,
2.816%, 02/25/2036 (P)	80,599	61,820
Series 2007-4, Class 22A1,
4.798%, 06/25/2047 (P)	230,530	203,625
Bear Stearns Commercial
Mortgage Securities Trust
Series 2007-PW16, Class A4,
5.720%, 06/11/2040 (P)	301,247	308,947
Series 2007-T26, Class A4,
5.471%, 01/12/2045 (P)	401,547	409,366
Bear Stearns Mortgage Funding Trust,
Series 2006-AR3, Class 1A1
0.626%, 10/25/2036 (P)	168,978	129,689
Chase Mortgage Finance Trust,
Series 2005-S3, Class A10
5.500%, 11/25/2035	385,000	366,367
CHL Mortgage Pass-Through Trust
Series 2005-2, Class 2A3,
1.126%, 03/25/2035 (P)	271,433	216,342
Series 2007-HY1, Class 1A1,
3.018%, 04/25/2037 (P)	328,733	309,121
Series 2007-HY4, Class 1A1,
2.768%, 09/25/2047 (P)	383,826	353,285
Citigroup Commercial Mortgage Trust
Series 2008-C7, Class A4,
6.140%, 12/10/2049 (P)	305,258	317,903
Series 2013-GC15, Class A4,
4.371%, 09/10/2046 (P)	260,046	291,027
Series 2014-GC19, Class A4,
4.023%, 03/10/2047	535,000	584,107

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Citigroup Commercial
Mortgage Trust (continued)
Series 2014-GC21, Class A5,
3.855%, 05/10/2047	$530,000	$573,085
Series 2014-GC23, Class XA IO,
1.126%, 07/10/2047	4,706,126	299,235
Series 2015-GC29, Class AA IO,
1.172%, 04/10/2048	4,003,507	282,185
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2007-CD4,
Class A4 5.322%, 12/11/2049	994,082	1,006,424
Commercial Mortgage Loan Trust,
Series 2008-LS1, Class A4B
6.094%, 12/10/2049 (P)	630,552	654,230
Commercial Mortgage Trust (Bank of
America Merrill Lynch/Deutsche Bank
AG), Series 2013-WWP, Class A2
3.424%, 03/10/2031 (S)	1,060,000	1,113,915
Commercial Mortgage Trust (Cantor
Fitzgerald/Deutsche Bank AG)
Series 2012-CR3, Class A3,
2.822%, 10/15/2045	1,900,000	1,951,916
Series 2013-CR9, Class A4,
4.234%, 07/10/2045 (P)	748,110	835,459
Series 2014-CR16, Class A4,
4.051%, 04/10/2047	640,000	701,980
Series 2014-CR17, Class A5,
3.977%, 05/10/2047	530,000	579,203
Series 2014-CR18, Class A5,
3.828%, 07/15/2047	400,000	432,649
Series 2014-UBS4, Class A5,
3.694%, 08/10/2047	1,356,000	1,441,574
Series 2015-LC19, Class A4,
3.183%, 02/10/2048	1,240,105	1,285,004
Commercial Mortgage Trust (Deutsche
Bank AG), Series 2013-300P, Class A1
4.353%, 08/10/2030 (S)	355,000	395,564
Commercial Mortgage Trust (Deutsche
Bank AG/UBS), Series 2014-UBS2,
Class A5 3.961%, 03/10/2047	615,000	666,288
Credit Suisse Commercial Mortgage Trust,
Series 2006-C4, Class A3
5.467%, 09/15/2039	85,915	86,074
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-C3,
Class AJ 4.771%, 07/15/2037	3,566	3,564
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class A4,
3.505%, 04/15/2050	25,000	26,425
Series 2015-C2, Class XA IO,
0.894%, 06/15/2057	10,899,140	590,799
Deutsche Alt-A Securities Mortgage
Loan Trust, Series 2007-AR2, Class A1
0.596%, 03/25/2037 (P)	155,823	112,003
DSLA Mortgage Loan Trust,
Series 2006-AR1, Class 1A1A
1.296%, 03/19/2046 (P)	93,240	71,370
FREMF Mortgage Trust
Series 2010-K8, Class B,
5.416%, 09/25/2043 (P)(S)	690,000	754,802
Series 2012-K706, Class B,
4.028%, 11/25/2044 (P)(S)	500,000	513,681
Series 2014-K503, Class B,
3.009%, 10/25/2047 (P)(S)	695,000	696,455
General Electric Capital Assurance
Company, Series 2003-1, Class A5
5.743%, 05/12/2035 (P)(S)	65,692	70,789
GMACM Mortgage Loan Trust
Series 2005-AR5, Class 4A1,
3.101%, 09/19/2035 (P)	89,038	81,582
Series 2006-AR1, Class 1A1,
3.321%, 04/19/2036 (P)	492,859	419,346
GS Mortgage Securities Trust
Series 2005-ROCK, Class A,
5.366%, 05/03/2032 (S)	285,445	339,193
Series 2012-ALOH, Class A,
3.551%, 04/10/2034 (S)	830,000	882,301
Series 2014-GC20, Class A5,
3.998%, 04/10/2047	535,000	583,411
Series 2015-GS1, Class A3,
3.734%, 11/10/2048	1,201,000	1,295,764
GSR Mortgage Loan Trust
Series 2005-AR5, Class 2A3,
2.859%, 10/25/2035 (P)	139,268	122,286
Series 2006-AR1, Class 2A1,
2.931%, 01/25/2036 (P)	66,092	61,134
Series 2006-AR1, Class 2A4,
2.931%, 01/25/2036 (P)	121,071	110,625
Series 2007-1F, Class 4A1,
0.746%, 01/25/2037 (P)	694,369	402,026
HarborView Mortgage Loan Trust
Series 2004-11, Class 1A,
1.139%, 01/19/2035 (P)	28,365	18,656
Series 2005-8, Class 1A2A,
0.766%, 09/19/2035 (P)	98,222	78,224
Series 2006-1, Class 2A1A,
0.679%, 03/19/2036 (P)	273,595	194,093
Series 2006-12, Class 2A13,
0.679%, 12/19/2036 (P)	625,667	453,815
Series 2006-12, Class 2A2A,
0.629%, 01/19/2038 (P)	90,119	74,942
Hilton USA Trust, Series 2013-HLT,
Class AFX 2.662%, 11/05/2030 (S)	1,115,000	1,118,842
IndyMac INDA Mortgage Loan Trust,
Series 2006-AR3, Class 1A1
2.957%, 12/25/2036 (P)	264,638	231,007
IndyMac INDX Mortgage Loan Trust
Series 2005-AR13, Class 1A1,
2.817%, 08/25/2035 (P)	126,809	94,361
Series 2005-AR14, Class 1A1A,
0.726%, 07/25/2035 (P)	65,420	52,755
Series 2006-AR27, Class 2A2,
0.646%, 10/25/2036 (P)	67,055	53,787
Series 2007-AR9, Class 2A1,
3.054%, 04/25/2037 (P)	273,193	173,792
Series 2007-FLX2, Class A1C,
0.636%, 04/25/2037 (P)	65,382	46,669
JPMBB Commercial
Mortgage Securities Trust
Series 2014-C19, Class A4,
3.997%, 04/15/2047	530,000	577,691
Series 2014-C22, Class A4,
3.801%, 09/15/2047	610,000	655,258

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2007-CB19, Class A4,
5.699%, 02/12/2049 (P)	$771,815	$792,253
Series 2008-C2, Series A4,
6.068%, 02/12/2051	734,166	763,398
Series 2012-WLDN, Class A,
3.905%, 05/05/2030 (S)	617,928	656,774
Series 2013-C16, Class A4,
4.166%, 12/15/2046	275,000	304,057
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	1,369,450	1,383,853
JPMorgan Mortgage Trust,
Series 2006-A3, Class 3A2
2.950%, 05/25/2036 (P)	163,226	144,277
LB-UBS Commercial Mortgage Trust
Series 2007-C6, Class A4,
5.858%, 07/15/2040 (P)	632,959	644,971
Series 2007-C2, Class A3,
5.430%, 02/15/2040	401,156	407,548
Lehman XS Trust, Series 2006-16N,
Class A4A 0.636%, 11/25/2046 (P)	366,072	284,010
LSTAR Securities Investment Trust
Series 2015-2, Class A,
2.439%, 01/01/2020 (P)(S)	1,349,611	1,332,709
Series 2015-4, Class A1,
2.434%, 04/01/2020 (P)(S)	1,842,615	1,796,550
Series 2015-9, Class A1,
2.439%, 10/01/2020 (P)(S)	1,588,474	1,561,265
Merrill Lynch Mortgage Investors Trust,
Series 2005-A4, Class 1A
2.804%, 07/25/2035 (P)	389,395	306,751
Merrill Lynch/Countrywide
Commercial Mortgage Trust
Series 2007-5, Class A4,
5.378%, 08/12/2048	923,638	936,485
Series 2007-7, Class A4,
5.739%, 06/12/2050 (P)	700,928	723,112
Series 2007-9, Class A4,
5.700%, 09/12/2049	565,625	586,474
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2014-C14, Class A5,
4.064%, 02/15/2047	190,000	208,621
Series 2014-C19, Class XA IO,
1.155%, 12/15/2047	3,012,482	184,499
Morgan Stanley Capital I Trust
Series 2006-IQ12, Class A4,
5.332%, 12/15/2043	932,150	936,523
Series 2007-IQ14, Class A4,
5.692%, 04/15/2049 (P)	810,045	826,794
Series 2007-IQ16, Class A4,
5.809%, 12/12/2049	479,185	497,090
Series 2007-T27, Class A4,
5.644%, 06/11/2042 (P)	184,843	191,490
Series 2014-MP, Class A,
3.469%, 08/11/2029 (S)	810,000	850,087
Morgan Stanley Mortgage Loan Trust,
Series 2006-6AR, Class 3A1
2.998%, 05/25/2036 (P)	116,067	82,233
New Residential Mortgage Loan,
Series 2016-2A, Class A1
3.750%, 11/25/2035 (P)(S)	1,865,000	1,925,492
Nomura Asset Acceptance Corp.
Alternative Loan Trust,
Series 2006-AF1, Class 3A1
3.906%, 06/25/2036 (P)	55,421	41,347
OBP Depositor LLC Trust,
Series 2010-OBP, Class A
4.646%, 07/15/2045 (S)	417,000	454,165
RALI Series Trust
Series 2005-QS17, Class A9,
6.000%, 12/25/2035	136,280	116,508
Series 2006-QO7, Class 1A1,
1.210%, 09/25/2046 (P)	358,542	248,885
Series 2007-QH9, Class A1,
1.666%, 11/25/2037 (P)	247,416	160,481
RBSGC Mortgage Loan Trust,
Series 2007-A, Class 2A4
6.250%, 01/25/2037	23,937	21,530
Residential Asset Securitization Trust,
Series 2005-A2, Class A2
0.896%, 03/25/2035 (P)	163,628	126,218
RFMSI Series Trust, Series 2005-SA3,
Class 1A 2.966%, 08/25/2035 (P)	205,543	152,936
Sequoia Mortgage Trust, Series 2007-3,
Class 2AA1 2.713%, 07/20/2037 (P)	36,819	29,297
Springleaf Mortgage Loan Trust,
Series 2013-2A, Class M1
3.520%, 12/25/2065 (P)(S)	785,171	785,495
Structured Adjustable Rate Mortgage
Loan Trust, Series 2004-13, Class A2
0.746%, 09/25/2034 (P)	44,883	38,672
Towd Point Mortgage Trust
Series 2015-3, Class A1B,
3.000%, 03/25/2054 (P)(S)	231,819	233,533
Series 2015-4, Class A1B,
2.750%, 04/26/2055 (P)(S)	611,951	612,384
Series 2016-2, Class A1A,
2.750%, 08/25/2055 (P)(S)	1,315,000	1,326,452
WaMu Mortgage Pass Through
Certificates Trust, Series 2007-HY6,
Class 1A1 2.355%, 06/25/2037 (P)	309,836	263,076
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16, Class A5,
3.817%, 08/15/2050	435,000	469,093
Series 2015-NXS1, Class D,
4.104%, 05/15/2048 (P)	80,000	61,851
Series 2015-NXS1, Class XA IO,
1.202%, 05/15/2048	4,051,269	289,227
Series 2015-NXS3, Class XA IO,
1.191%, 09/15/2057	9,196,001	635,407
Wells Fargo Mortgage
Backed Securities Trust
Series 2005-AR16, Class 4A8,
2.888%, 10/25/2035 (P)	325,000	309,437
Series 2006-AR16, Class A1,
2.737%, 10/25/2036 (P)	284,129	260,335
WF-RBS Commercial Mortgage Trust
Series 2014-C19, Class A5,
4.101%, 03/15/2047	420,000	461,446

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
WF-RBS Commercial
Mortgage Trust (continued)
Series 2014-C20, Class A5,
3.995%, 05/15/2047	$1,015,000	$1,107,783
Series 2014-LC14, Class A5,
4.045%, 03/15/2047	1,015,000	1,111,168
		59,604,468
U.S. Government Agency - 2.1%
Federal Home Loan Mortgage Corp.
Series 2014-DN2, Class M2,
2.096%, 04/25/2024 (P)	1,416,000	1,415,282
Series 2014-HQ1, Class M2,
2.946%, 08/25/2024 (P)	700,000	712,495
Series 2015-DNA1, Class M2,
2.296%, 10/25/2027 (P)	450,000	449,019
Series 2015-DNA2, Class M2,
3.046%, 12/25/2027 (P)	2,220,000	2,263,839
Series 2015-DNA3, Class M2,
3.296%, 04/25/2028 (P)	2,643,000	2,711,892
Series 2015-HQA1, Class M2,
3.096%, 03/25/2028 (P)	2,239,000	2,294,304
Series 2016-DNA1, Class M2,
3.339%, 07/25/2028 (P)	1,161,000	1,195,121
Series 2016-DNA2, Class M2,
2.646%, 10/25/2028 (P)	1,779,000	1,787,778
Series 2895, Class EK,
4.000%, 11/15/2019	20,882	21,508
Government National Mortgage
Association, Series 2006-38, Class XS
IO 6.816%, 09/16/2035	19,656	3,385
		12,854,623
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $73,129,700)		$72,459,091

ASSET BACKED SECURITIES - 15.9%
AMMC CLO XIV, Ltd., Series 2014-14A,
Class A2L 2.688%, 07/27/2026 (P)(S)	360,000	347,571
Apidos CLO IX, Series 2012-9AR,
Class BR 2.478%, 07/15/2023 (P)(S)	470,000	462,866
Apidos CLO XVII
Series 2014-17A, Class A1A,
2.133%, 04/17/2026 (P)(S)	2,250,000	2,249,982
Series 2014-17A, Class A2A,
2.683%, 04/17/2026 (P)(S)	2,340,000	2,311,436
Apidos CLO XX, Series 2015-20A,
Class A1 2.183%, 01/16/2027 (P)(S)	1,280,000	1,280,471
Apidos CLO XXI, Series 2015-21A,
Class A1 2.063%, 07/18/2027 (P)(S)	2,255,000	2,250,499
Atlas Senior Loan Fund V, Ltd.,
Series 2014-1A, Class A
2.183%, 07/16/2026 (P)(S)	485,000	483,981
Atlas Senior Loan Fund VI, Ltd.,
Series 2014-6A, Class A
2.168%, 10/15/2026 (P)(S)	1,275,000	1,272,659
Atrium XI, Series 2011-A, Class B
2.788%, 10/23/2025 (P)(S)	390,000	389,995
Avery Point IV CLO, Ltd.,
Series 2014-1A, Class A
2.158%, 04/25/2026 (P)(S)	1,705,000	1,702,444
Avery Point VI CLO, Ltd.,
Series 2015-6A, Class A
2.083%, 08/05/2027 (P)(S)	2,345,000	2,337,768
Babson CLO, Ltd., Series 2015-IA,
Class A 2.064%, 04/20/2027 (P)(S)	2,270,000	2,258,882
BlueMountain CLO, Ltd., Series 2015-3A,
Class A1 2.114%, 10/20/2027 (P)(S)	2,050,000	2,047,189
CAL Funding II, Ltd., Series 2012-1A,
Class A 3.470%, 10/25/2027 (S)	150,792	145,650
Carlyle Global Market Strategies
Series 2012-1AR, Class BR,
2.424%, 04/20/2022 (P)(S)	660,000	653,082
Series 2014-4, Class B,
3.078%, 10/15/2026 (P)(S)	570,000	570,590
Series 2014-4A, Class A1,
2.128%, 10/15/2026 (P)(S)	780,000	779,799
Series 2015-2A, Class A1,
2.104%, 04/27/2027 (P)(S)	1,435,000	1,431,956
Cent CLO 17, Ltd., Series 2013-17A,
Class A1 1.916%, 01/30/2025 (P)(S)	1,210,000	1,203,497
Cent CLO 21, Ltd., Series 2014-21A,
Class A1A 2.124%, 07/27/2026 (P)(S)	1,120,000	1,109,148
Cent CLO 22, Ltd., Series 2014-22A,
Class A1 2.112%, 11/07/2026 (P)(S)	810,000	806,722
Cent CLO 23, Ltd.
Series 2015-23A, Class A1,
2.123%, 04/17/2026 (P)(S)	1,420,000	1,441,257
Series 2015-23A, Class A2A,
2.683%, 04/17/2026 (P)(S)	570,000	565,152
CIFC Funding, Ltd.
Series 2012-2A, Class A3R,
3.336%, 12/05/2024 (P)(S)	1,010,000	983,741
Series 2014-2A, Class A1L,
2.141%, 05/24/2026 (P)(S)	1,755,000	1,748,031
Consumer Credit Origination Loan Trust,
Series 2015-1, Class A
2.820%, 03/15/2021 (S)	128,386	128,363
CPS Auto Trust
Series 2012-C, Class A,
1.820%, 12/16/2019 (S)	70,575	70,477
Series 2013-D, Class A,
1.540%, 07/16/2018 (S)	56,457	56,379
Credit Acceptance Auto Loan Trust
Series 2013-2A, Class A,
1.500%, 04/15/2021 (S)	131,169	131,221
Series 2014-1A, Class A,
1.550%, 10/15/2021 (S)	896,668	896,417
Series 2014-2A, Class A,
1.880%, 03/15/2022 (S)	1,060,000	1,061,044
Dryden Senior Loan Fund
Series 2012-24RA, Class AR,
1.916%, 11/15/2023 (P)(S)	1,615,000	1,610,305
Series 2015-38A, Class A,
2.058%, 07/15/2027 (P)(S)	1,235,000	1,228,679
First Investors Auto Owner Trust
Series 2013-1A, Class B,
1.810%, 10/15/2018 (S)	135,054	135,080
Series 2013-3A, Class A3,
1.440%, 10/15/2019 (S)	180,575	180,438
Series 2014-1A, Class A3,
1.490%, 01/15/2020 (S)	220,918	220,565
Series 2014-3A, Class A3,
1.670%, 11/16/2020 (S)	1,070,000	1,070,021

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
First Investors Auto Owner Trust (continued)
Series 2014-3A, Class B,
2.390%, 11/16/2020 (S)	$290,000	$288,323
Flagship Credit Auto Trust, Series 2014-1,
Class A 1.210%, 04/15/2019 (S)	79,213	78,948
Ford Credit Floorplan Master
Owner Trust A, Series 2014-1, Class B
1.400%, 02/15/2019	190,000	189,290
Galaxy XIX CLO, Ltd., Series 2015-19A,
Class A1A 2.188%, 01/24/2027 (P)(S)	1,630,000	1,627,009
Galaxy XV CLO, Ltd., Series 2013-15A,
Class A 1.878%, 04/15/2025 (P)(S)	1,746,000	1,733,071
Galaxy XVII CLO, Ltd., Series 2014-17A,
Class B 2.728%, 07/15/2026 (P)(S)	920,000	895,121
GM Financial Automobile Leasing Trust,
Series 2014-2A, Class B
1.960%, 03/20/2018 (S)	170,000	170,123
Green Tree Agency Advance
Funding Trust, Series 2015-T2,
Class AT2 3.095%, 10/15/2048 (S)	760,000	757,728
GSAA Home Equity Trust
Series 2006-15, Class AF6,
5.876%, 09/25/2036	704,870	363,592
Series 2006-17, Class A2,
0.626%, 11/25/2036 (P)	79,808	40,261
Series 2006-20, Class 2A1A,
0.496%, 12/25/2046 (P)	626,551	390,905
Series 2006-10, Class AF3,
5.985%, 06/25/2036 (P)	269,915	131,441
GSAA Trust
Series 2005-7, Class AF4,
5.058%, 05/25/2035	430,000	398,885
Series 2007-3, Class 1A2,
0.616%, 03/25/2047 (P)	712,258	345,791
Series 2007-6, Class 1A2,
0.666%, 05/25/2047 (P)	111,474	77,889
GSAMP Trust, Series 2007-FM2,
Class A2B 0.536%, 01/25/2037 (P)	562,646	332,690
Highbridge Loan Management, Ltd.,
Series 2015-6A, Class A
2.083%, 05/05/2027 (P)(S)	905,000	900,620
LCM X LP, Series 10AR, Class BR
2.333%, 04/15/2022 (P)(S)	775,000	770,910
Madison Park Funding XI, Ltd.,
Series 2013-11A, Class A1A
1.918%, 10/23/2025 (P)(S)	1,445,003	1,438,829
Madison Park Funding XII, Ltd.,
Series 2014-12A, Class B1
2.784%, 07/20/2026 (P)(S)	920,000	919,051
Magnetite CLO, Ltd., Series 2012-7A,
Class C 5.128%, 01/15/2025 (P)(S)	1,250,000	1,237,668
Magnetite IX, Ltd., Series 2014-9A,
Class A1 2.058%, 07/25/2026 (P)(S)	1,765,000	1,763,413
Magnetite VIII, Ltd., Series 2014-8A,
Class A 2.108%, 04/15/2026 (P)(S)	1,255,000	1,254,990
Magnetite XII, Ltd., Series 2015-12A,
Class A 2.128%, 04/15/2027 (P)(S)	1,015,000	1,014,954
Marine Park CLO, Ltd., Series 2012-1A,
Class A1AR 1.898%, 10/12/2023 (P)(S)	1,515,000	1,509,329
Nationstar HECM Loan Trust,
Series 2016-1A, Class A
2.981%, 02/25/2026 (S)	773,309	772,535
NRZ Advance Receivables Trust,
Series 2015-T2, Class AT2
3.302%, 08/17/2048 (S)	4,005,000	4,012,982
Oaktree EIF II Series A1, Ltd.,
Series 2015-B1A, Class A
2.176%, 02/15/2026 (P)(S)	1,425,000	1,417,191
OCP CLO, Ltd., Series 2015-8A,
Class A1 2.163%, 04/17/2027 (P)(S)	2,005,000	1,987,396
Ocwen Master Advance Receivables Trust,
Series 2015-1, AT1
2.537%, 09/17/2046 (S)	1,210,000	1,209,760
OHA Credit Partners VII, Ltd.,
Series 2012-7A, Class A
2.056%, 11/20/2023 (P)(S)	1,105,000	1,105,069
OHA Credit Partners VIII, Ltd.,
Series 2013-8A, Class A
1.754%, 04/20/2025 (P)(S)	1,655,000	1,639,585
OHA Loan Funding, Ltd., Series 2015-1A,
Class A 2.126%, 02/15/2027 (P)(S)	1,695,000	1,694,992
OneMain Financial Issuance Trust,
Series 2016-2A, Class A
4.100%, 03/20/2028 (S)	1,930,000	1,969,261
OZLM XII, Ltd., Series 2015-12A,
Class A1 2.066%, 04/30/2027 (P)(S)	1,950,000	1,930,779
Race Point IX CLO, Ltd., Series 2015-9A,
Class A1 2.138%, 04/15/2027 (P)(S)	1,710,000	1,706,508
Renaissance Home Equity Loan Trust,
Series 2007-1, Class AF5
5.909%, 04/25/2037	100,833	51,845
Santander Drive Auto Receivables Trust
Series 2013-5, Class B,
1.550%, 10/15/2018	300,632	300,718
Series 2013-5, Class C,
2.250%, 06/17/2019	155,000	155,594
Series 2014-1, Class C,
2.360%, 04/15/2020	805,000	809,781
Series 2014-4, Class B,
1.820%, 05/15/2019	250,000	250,540
Series 2015-2, Class B,
1.830%, 01/15/2020	1,400,000	1,398,156
Securitized Asset Backed
Receivables LLC Trust,
Series 2006-HE1, Class A2B
0.536%, 07/25/2036 (P)	233,977	108,269
Seneca Park CLO, Ltd., Series 2014-1A,
Class A 2.113%, 07/17/2026 (P)(S)	340,000	339,661
Sound Point CLO IV, Ltd.,
Series 2013-3A, Class A
2.005%, 01/21/2026 (P)(S)	1,176,000	1,166,203
Sound Point CLO VIII, Ltd.,
Series 2015-1A, Class A
2.158%, 04/15/2027 (P)(S)	1,385,000	1,375,143
Soundview Home Loan Trust
Series 2006-3, Class A4,
0.696%, 11/25/2036 (P)	245,000	162,027
Series 2007-OPT2, Class 2A3,
0.626%, 07/25/2037 (P)	55,000	34,068
SpringCastle America Funding LLC,
Series 2014-AA, Class A
2.700%, 05/25/2023 (S)	553,402	554,597
Springleaf Funding Trust,
Series 2014-AA, Class A
2.410%, 12/15/2022 (S)	741,471	742,163

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
SPS Servicer Advance Receivables Trust,
Series 2015-T3, Class AT3
2.920%, 07/15/2047 (S)	$1,275,000	$1,276,759
Symphony CLO, Ltd., Series 2012-10AR,
Class AR 1.908%, 07/23/2023 (P)(S)	465,000	463,945
Treman Park CLO LLC, Series 2015-1A,
Class A 2.134%, 04/20/2027 (P)(S)	1,425,000	1,424,989
Venture XI CLO, Ltd., Series 2012-11AR,
Class AR 1.926%, 11/14/2022 (P)(S)	2,060,000	2,050,950
Venture XXI CLO, Ltd., Series 2015-21A,
Class A 2.118%, 07/15/2027 (P)(S)	1,765,000	1,755,111
Voya CLO, Ltd.
Series 2012-1RA, Class A2R,
2.186%, 03/14/2022 (P)(S)	915,000	914,995
Series 2015-1A, Class A1,
2.113%, 04/18/2027 (P)(S)	1,335,000	1,335,040
Series 2015-1A, Class A2,
2.733%, 04/18/2027 (P)(S)	475,000	465,515
Westlake Automobile Receivables Trust,
Series 2014-2A, Class B
1.580%, 04/15/2020 (S)	1,115,000	1,114,369
TOTAL ASSET BACKED SECURITIES (Cost $94,182,488)		$93,950,684

PURCHASED OPTIONS - 0.0%
Put options - 0.0%
Over the Counter Option on the CNY vs.
JPY (Expiration Date: 06/06/2016;
Strike Price: CNY 16.62; Counterparty:
Goldman Sachs International) (I)	4,679,000	883
Over the Counter Option on the USD vs.
ZAR (Expiration Date: 06/28/2016;
Strike Price: $15.59; Counterparty:
JPMorgan Chase Bank) (I)	765,000	11,330
		12,213
Call options - 0.0%
Over the Counter Option on the EUR vs.
USD (Expiration Date: 06/24/2016;
Strike Price: EUR 1.14; Counterparty:
Goldman Sachs International) (I)	613,000	1,878
Over the Counter Option on the GBP vs.
USD (Expiration Date: 06/24/2016;
Strike Price: GBP 1.45; Counterparty:
Goldman Sachs International) (I)	353,000	11,652
Over the Counter Option on the USD vs.
BRL (Expiration Date: 06/30/2016;
Strike Price: $3.78; Counterparty:
Goldman Sachs International) (I)	335,857	3,386
		16,916
TOTAL PURCHASED OPTIONS (Cost $65,765)		$29,129

SECURITIES LENDING COLLATERAL - 0.1%
John Hancock
Collateral Trust, 0.5434% (W)(Y)	51,993	$520,319
TOTAL SECURITIES LENDING
COLLATERAL (Cost $520,198)		$520,319

SHORT-TERM INVESTMENTS - 4.9%
Repurchase agreement - 4.9%
BNP Paribas Tri-Party Repurchase
Agreement dated 05/31/2016 at 0.310%
to be repurchased at $4,900,042 on
06/01/2016, collateralized by
$1,719,820 Federal Home Loan
Mortgage Corp., 2.475% - 7.000% due
07/01/2021 to 01/01/2038 (valued at
$1,822,585, including interest),
$2,296,374 Federal National Mortgage
Association, 2.838% - 6.500% due
01/01/2036 to 01/01/2043 (valued at
$2,421,628, including interest) and
$711,337 Government National
Mortgage Association, 2.000% - 3.500%
due 01/20/2039 to 02/20/2046 (valued
at $753,787, including interest)	$4,900,000	$4,900,000
Goldman Sachs Tri-Party Repurchase
Agreement dated 05/31/2016 at 0.280%
to be repurchased at $14,100,110 on
06/01/2016, collateralized by
$13,631,957 Federal National Mortgage
Association, 2.464% - 4.000% due
07/1/2029 to 03/01/2043 (valued at
$14,382,000, including interest)	14,100,000	14,100,000
Societe Generale SA Tri-Party Repurchase
Agreement dated 05/31/2016 at 0.280%
to be repurchased at $9,800,076 on
06/01/2016, collateralized by
$2,764,531 Federal National Mortgage
Association, 2.100% - 2.677% due
11/30/2021 to 03/01/2046 (valued at
$2,798,989, including interest), $2,930
Government National Mortgage
Association, 3.500% due 02/20/2043
(valued at $3,116, including interest),
$43,000 U.S. Treasury Bills, 0.000%
due 09/15/2016 (valued at $42,959,
including interest), $705,200
U.S. Treasury Bonds, 4.750% due
02/15/2037 (valued at $1,002,544,
including interest) and $6,050,200
U.S. Treasury Notes, 0.375% - 2.750%
due 08/15/2016 to 05/31/2020 (valued
at $6,148,435, including interest)	9,800,000	9,800,000
		28,800,000
TOTAL SHORT-TERM INVESTMENTS (Cost $28,800,000)		$28,800,000
Total Investments (Investment Quality Bond Fund)
(Cost $742,418,609) - 126.1%		$744,982,460
Other assets and liabilities, net - (26.1%)		(154,332,977)
TOTAL NET ASSETS - 100.0%		$590,649,483

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Lifestyle II Aggressive Portfolio

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 67.3%
Equity - 67.3%
Strategic Equity Allocation,
Class NAV (JHAM) (A)(1)	4,425,341	$55,670,788
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $57,888,328)		$55,670,788

UNAFFILIATED INVESTMENT COMPANIES - 32.6%
Exchange-traded funds - 32.6%
Financial Select Sector SPDR Fund	65,502	1,553,052
iShares Edge MSCI Min Vol USA ETF	104,890	4,662,361
Vanguard Dividend Appreciation ETF	37,986	3,105,356
Vanguard Energy ETF	11,034	1,026,493
Vanguard FTSE Developed Markets ETF	40,761	1,492,260
Vanguard FTSE Emerging Markets ETF	88,017	2,974,094
Vanguard Health Care ETF	4,482	583,019
Vanguard Information Technology ETF	19,223	2,114,338
Vanguard Materials ETF	3,339	344,485
Vanguard Mid-Cap ETF	30,518	3,787,284
Vanguard REIT ETF	9,877	826,606
Vanguard S&P 500 ETF	16,927	3,259,632
Vanguard Small-Cap ETF	10,922	1,262,583
TOTAL UNAFFILIATED INVESTMENT
COMPANIES (Cost $26,394,859)		$26,991,563
Total Investments (Lifestyle II Aggressive Portfolio)
(Cost $84,283,187) - 99.9%		$82,662,351
Other assets and liabilities, net - 0.1%		118,793
TOTAL NET ASSETS - 100.0%		$82,781,144

Lifestyle II Balanced Portfolio

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 40.2%
Equity - 40.2%
Strategic Equity Allocation,
Class NAV (JHAM) (A)(1)	9,039,202	$113,713,159
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $117,602,456)		$113,713,159

UNAFFILIATED INVESTMENT COMPANIES - 59.8%
Exchange-traded funds - 59.8%
Financial Select Sector SPDR Fund	149,018	3,533,217
iShares Edge MSCI Min Vol USA ETF	364,777	16,214,338
iShares iBoxx $ Investment Grade Corporate
Bond ETF	96,020	11,463,828
iShares J.P. Morgan USD Emerging Markets
Bond ETF	33,846	3,756,229
iShares TIPS Bond ETF	25,885	2,954,514
PowerShares Senior Loan Portfolio	534,187	12,323,694
SPDR Barclays High Yield Bond ETF	648,336	22,840,877
Vanguard Dividend Appreciation ETF	131,874	10,780,700
Vanguard Energy ETF	19,007	1,768,221
Vanguard FTSE Developed Markets ETF	55,605	2,035,699
Vanguard FTSE Emerging Markets ETF	41,584	1,405,123
Vanguard Health Care ETF	11,077	1,440,896
Vanguard Information Technology ETF	47,105	5,181,079
Vanguard Intermediate-Term Bond ETF	109,164	9,387,012
Vanguard Intermediate-Term Corporate
Bond ETF	306,325	26,763,615
Vanguard Materials ETF	5,707	588,791
Vanguard Mid-Cap ETF	54,183	6,724,110
Vanguard REIT ETF	42,404	3,548,791
Vanguard S&P 500 ETF	148	28,500
Vanguard Short-Term Bond ETF	8,728	701,295
Vanguard Short-Term Inflation-Protected
Securities ETF (I)	60,276	2,954,127
Vanguard Small-Cap ETF	9,733	1,125,135
Vanguard Total Bond Market ETF	264,080	21,865,824
TOTAL UNAFFILIATED INVESTMENT
COMPANIES (Cost $166,849,570)		$169,385,615

SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government
Money Market Fund, Premier
Class, 0.2421% (Y)	121,522	$121,522
TOTAL SHORT-TERM INVESTMENTS (Cost $121,522)		$121,522
Total Investments (Lifestyle II Balanced Portfolio)
(Cost $284,573,548) - 100.0%		$283,220,296
Other assets and liabilities, net - 0.0%		(10,431)
TOTAL NET ASSETS - 100.0%		$283,209,865

Lifestyle II Conservative Portfolio

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 12.4%
Equity - 12.4%
Strategic Equity Allocation,
Class NAV (JHAM) (A)(1)	581,481	$7,315,027
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $7,267,666)		$7,315,027

UNAFFILIATED INVESTMENT COMPANIES - 87.7%
Exchange-traded funds - 87.7%
iShares Edge MSCI Min Vol USA ETF	49,372	2,194,585
iShares iBoxx $ Investment Grade Corporate
Bond ETF	41,882	5,000,292
iShares J.P. Morgan USD Emerging Markets
Bond ETF	13,186	1,463,382
iShares TIPS Bond ETF	13,103	1,495,576
PowerShares Senior Loan Portfolio	185,426	4,277,778
SPDR Barclays High Yield Bond ETF	160,541	5,655,859
Vanguard Dividend Appreciation ETF	18,074	1,477,550
Vanguard Energy ETF	1,821	169,408
Vanguard FTSE Emerging Markets ETF	888	30,006
Vanguard Intermediate-Term Bond ETF	47,515	4,085,815
Vanguard Intermediate-Term Corporate
Bond ETF	133,682	11,679,796
Vanguard Materials ETF	547	56,434
Vanguard Mid-Cap ETF	1,118	138,744
Vanguard REIT ETF	6,709	561,476
Vanguard Short-Term Bond ETF	34,058	2,736,560
Vanguard Short-Term Inflation-Protected
Securities ETF (I)	30,509	1,495,246

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Lifestyle II Conservative Portfolio (continued)

	Shares or
	Principal
	Amount	Value
UNAFFILIATED INVESTMENT COMPANIES (continued)
Exchange-traded funds (continued)
Vanguard Total Bond Market ETF	114,427	$9,474,556
TOTAL UNAFFILIATED INVESTMENT
COMPANIES (Cost $51,188,398)		$51,993,063

SHORT-TERM INVESTMENTS - 0.5%
Money market funds - 0.5%
State Street Institutional U.S. Government
Money Market Fund, Premier
Class, 0.2421% (Y)	314,440	$314,440
TOTAL SHORT-TERM INVESTMENTS (Cost $314,440)		$314,440
Total Investments (Lifestyle II Conservative Portfolio)
(Cost $58,770,504) - 100.6%		$59,622,530
Other assets and liabilities, net - (0.6%)		(338,902)
TOTAL NET ASSETS - 100.0%		$59,283,628

Lifestyle II Growth Portfolio

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 53.2%
Equity - 53.2%
Strategic Equity Allocation,
Class NAV (JHAM) (A)(1)	8,832,840	$111,117,128
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $115,642,889)		$111,117,128

UNAFFILIATED INVESTMENT COMPANIES - 46.7%
Exchange-traded funds - 46.7%
Financial Select Sector SPDR Fund	145,569	3,451,441
iShares Edge MSCI Min Vol USA ETF	289,807	12,881,921
iShares iBoxx $ Investment Grade Corporate
Bond ETF	34,893	4,165,875
iShares J.P. Morgan USD Emerging Markets
Bond ETF	18,829	2,089,642
iShares TIPS Bond ETF	10,051	1,147,221
PowerShares Senior Loan Portfolio	202,233	4,665,515
SPDR Barclays High Yield Bond ETF	229,908	8,099,659
Vanguard Dividend Appreciation ETF	104,997	8,583,505
Vanguard Energy ETF	20,406	1,898,370
Vanguard FTSE Developed Markets ETF	62,554	2,290,102
Vanguard FTSE Emerging Markets ETF	112,124	3,788,670
Vanguard Health Care ETF	10,525	1,369,092
Vanguard Information Technology ETF	39,944	4,393,441
Vanguard Intermediate-Term Bond ETF	39,670	3,411,223
Vanguard Intermediate-Term Corporate
Bond ETF	111,357	9,729,261
Vanguard Materials ETF	6,173	636,868
Vanguard Mid-Cap ETF	60,710	7,534,111
Vanguard REIT ETF	24,793	2,074,926
Vanguard S&P 500 ETF	24,005	4,622,643
Vanguard Short-Term Bond ETF	3,221	258,807
Vanguard Short-Term Inflation-Protected
Securities ETF (I)	23,404	1,147,030
Vanguard Small-Cap ETF	10,458	1,208,947
Vanguard Total Bond Market ETF	95,965	7,945,902
TOTAL UNAFFILIATED INVESTMENT
COMPANIES (Cost $95,923,457)		$97,394,172

SHORT-TERM INVESTMENTS - 0.5%
Money market funds - 0.5%
State Street Institutional U.S. Government
Money Market Fund, Premier
Class, 0.2421% (Y)	1,128,826	$1,128,826
TOTAL SHORT-TERM INVESTMENTS (Cost $1,128,826)		$1,128,826
Total Investments (Lifestyle II Growth Portfolio)
(Cost $212,695,172) - 100.4%		$209,640,126
Other assets and liabilities, net - (0.4%)		(903,626)
TOTAL NET ASSETS - 100.0%		$208,736,500

Lifestyle II Moderate Portfolio

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 26.4%
Equity - 26.4%
Strategic Equity Allocation,
Class NAV (JHAM) (A)(1)	1,520,299	$19,125,363
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $19,910,601)		$19,125,363

UNAFFILIATED INVESTMENT COMPANIES - 73.5%
Exchange-traded funds - 73.5%
iShares Edge MSCI Min Vol USA ETF	93,013	4,134,428
iShares iBoxx $ Investment Grade Corporate
Bond ETF	39,014	4,657,881
iShares J.P. Morgan USD Emerging Markets
Bond ETF	12,184	1,352,180
iShares TIPS Bond ETF	10,379	1,184,659
PowerShares Senior Loan Portfolio	184,986	4,267,629
SPDR Barclays High Yield Bond ETF	213,909	7,536,014
Vanguard Dividend Appreciation ETF	33,678	2,753,177
Vanguard Energy ETF	3,104	288,765
Vanguard FTSE Developed Markets ETF	6,645	243,273
Vanguard FTSE Emerging Markets ETF	275	9,292
Vanguard Intermediate-Term Bond ETF	44,354	3,814,000
Vanguard Intermediate-Term Corporate
Bond ETF	124,444	10,872,672
Vanguard Materials ETF	930	95,948
Vanguard Mid-Cap ETF	8,066	1,000,991
Vanguard REIT ETF	8,691	727,350
Vanguard S&P 500 ETF	34	6,547
Vanguard Short-Term Bond ETF	2,829	227,310
Vanguard Short-Term Inflation-Protected
Securities ETF (I)	24,171	1,184,621
Vanguard Small-Cap ETF	288	33,293
Vanguard Total Bond Market ETF	106,595	8,826,066
TOTAL UNAFFILIATED INVESTMENT
COMPANIES (Cost $52,827,984)		$53,216,096

SHORT-TERM INVESTMENTS - 0.6%

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Lifestyle II Moderate Portfolio (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS (continued)
Money market funds - 0.6%
State Street Institutional U.S. Government
Money Market Fund, Premier
Class, 0.2421% (Y)	416,176	$416,176
TOTAL SHORT-TERM INVESTMENTS (Cost $416,176)		$416,176
Total Investments (Lifestyle II Moderate Portfolio)
(Cost $73,154,761) - 100.5%		$72,757,635
Other assets and liabilities, net - (0.5%)		(375,616)
TOTAL NET ASSETS - 100.0%		$72,382,019

Mid Cap Stock Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 89.5%
Consumer discretionary - 20.5%
Diversified consumer services - 0.1%
The Honest Company, Inc. (I)(R)	52,540	$2,304,404
Hotels, restaurants and leisure - 8.3%
Chipotle Mexican Grill, Inc. (I)	32,546	14,384,030
Diamond Resorts International, Inc. (I)(L)	1,020,296	23,395,387
Hilton Worldwide Holdings, Inc.	675,223	14,031,134
Jack in the Box, Inc.	176,678	15,052,966
Panera Bread Company, Class A (I)	177,700	38,942,955
Wyndham Worldwide Corp.	257,705	17,366,740
		123,173,212
Household durables - 1.5%
Harman International Industries, Inc.	282,700	22,118,448
Internet and catalog retail - 5.4%
Expedia, Inc.	406,550	45,224,622
Wayfair, Inc., Class A (I)(L)	821,234	33,818,416
		79,043,038
Specialty retail - 2.6%
Advance Auto Parts, Inc.	88,497	13,614,378
Dick’s Sporting Goods, Inc.	551,919	23,677,325
Jand, Inc., Class A (I)(R)	49,365	547,952
		37,839,655
Textiles, apparel and luxury goods - 2.6%
Kate Spade & Company (I)	801,488	17,520,528
Samsonite International SA	7,052,700	21,104,551
		38,625,079
		303,103,836
Consumer staples - 5.6%
Beverages - 4.6%
Molson Coors Brewing Company, Class B	194,168	19,257,582
Monster Beverage Corp. (I)	318,933	47,839,950
		67,097,532
Food products - 1.0%
Nomad Foods, Ltd. (I)	1,554,487	15,109,614
		82,207,146
Energy - 3.6%
Oil, gas and consumable fuels - 3.6%
Concho Resources, Inc. (I)	86,443	10,488,994
Diamondback Energy, Inc. (I)	121,226	11,025,505
Energen Corp.	153,557	7,312,384
Newfield Exploration Company (I)	221,880	9,046,048
Pioneer Natural Resources Company	94,495	15,149,438
		53,022,369
		53,022,369
Financials - 6.0%
Capital markets - 1.1%
Invesco, Ltd.	526,847	16,542,996
Diversified financial services - 2.3%
Double Eagle Acquisition Corp. (I)	778,240	7,751,270
S&P Global, Inc.	227,633	25,451,646
		33,202,916
Real estate investment trusts - 2.5%
Equinix, Inc.	100,500	36,381,000
Real estate management and development - 0.1%
WeWork Companies, Inc., Class A (I)(R)	35,488	1,781,223
		87,908,135
Health care - 19.8%
Biotechnology - 2.7%
Alnylam Pharmaceuticals, Inc. (I)	69,870	5,011,076
Incyte Corp. (I)	229,124	19,340,357
Ionis Pharmaceuticals, Inc. (I)	126,109	2,861,413
Regeneron Pharmaceuticals, Inc. (I)	30,063	11,993,033
		39,205,879
Health care equipment and supplies - 7.4%
Align Technology, Inc. (I)	262,216	20,670,487
Becton, Dickinson and Company	133,301	22,187,951
DexCom, Inc. (I)	369,501	23,829,119
Hologic, Inc. (I)	760,076	26,154,215
Insulet Corp. (I)	566,596	17,009,212
		109,850,984
Health care technology - 5.1%
athenahealth, Inc. (I)	179,503	22,773,546
Cerner Corp. (I)	389,536	21,662,097
Veeva Systems, Inc., Class A (I)	946,286	31,180,124
		75,615,767
Pharmaceuticals - 4.6%
Allergan PLC (I)	74,873	17,651,310
Eisai Company, Ltd.	239,100	14,747,408
Mylan NV (I)	319,587	13,850,901
Ono Pharmaceutical Company, Ltd.	497,300	21,967,231
		68,216,850
		292,889,480
Industrials - 10.4%
Building products - 1.5%
Fortune Brands Home & Security, Inc.	364,557	21,388,559
Commercial services and supplies - 1.0%
Stericycle, Inc. (I)	151,296	14,825,495
Machinery - 3.2%
Pentair PLC	253,148	15,249,636
The Middleby Corp. (I)	263,155	32,683,851
		47,933,487
Professional services - 0.2%
TransUnion (I)	108,755	3,599,791

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Mid Cap Stock Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Road and rail - 2.1%
Kansas City Southern	168,281	$15,666,961
Landstar System, Inc.	217,100	14,730,235
		30,397,196
Trading companies and distributors - 2.4%
AerCap Holdings NV (I)	481,632	18,826,995
Fastenal Company	363,186	16,717,452
		35,544,447
		153,688,975
Information technology - 22.5%
Communications equipment - 1.0%
Arista Networks, Inc. (I)(L)	211,434	15,495,998
Internet software and services - 6.3%
Akamai Technologies, Inc. (I)	250,414	13,667,596
Apigee Corp. (I)(L)	256,097	2,773,531
CoStar Group, Inc. (I)	168,156	34,739,348
GoDaddy, Inc., Class A (I)	590,067	19,194,880
Zillow Group, Inc., Class A (I)(L)	210,101	6,143,353
Zillow Group, Inc., Class C (I)(L)	567,911	16,287,687
		92,806,395
Semiconductors and semiconductor equipment - 2.5%
Applied Materials, Inc.	852,606	20,820,639
Cavium, Inc. (I)	319,007	15,870,598
		36,691,237
Software - 11.9%
Atlassian Corp. PLC, Class A (I)(L)	665,131	15,012,007
Guidewire Software, Inc. (I)	333,857	19,597,406
Mobileye NV (I)(L)	659,360	25,035,899
ServiceNow, Inc. (I)	432,355	30,969,589
SS&C Technologies Holdings, Inc.	435,071	26,796,023
The Ultimate Software Group, Inc. (I)	88,290	18,053,539
Workday, Inc., Class A (I)	527,736	40,023,498
		175,487,961
Technology hardware, storage and peripherals - 0.8%
Pure Storage, Inc., Class A (I)(L)	1,001,852	11,801,817
		332,283,408
Materials - 1.1%
Chemicals - 1.1%
Platform Specialty Products Corp. (I)(L)	1,688,603	16,024,842
TOTAL COMMON STOCKS (Cost $1,210,487,511)		$1,321,128,191

PREFERRED SECURITIES - 9.0%
Consumer discretionary - 0.4%
Diversified consumer services - 0.3%
The Honest Company, Inc. (I)(R)	122,593	5,376,929
Specialty retail - 0.1%
Jand, Inc., Series D (I)(R)	110,231	1,223,564
		6,600,493
Financials - 1.8%
Capital markets - 0.5%
Forward Venture (I)(R)	197,507	7,116,177
Real estate management and development - 1.3%
Redfin Corp. (I)(R)	1,074,553	3,266,641
WeWork Companies, Inc., Series D1 (I)(R)	176,378	8,852,809
WeWork Companies, Inc., Series D2 (I)(R)	138,582	6,955,742
		19,075,192
		26,191,369
Industrials - 0.5%
Electrical equipment - 0.5%
Lithium Technology Corp. (I)(R)	1,672,498	7,492,791
Information technology - 6.3%
Electronic equipment, instruments and components - 0.4%
Veracode, Inc. (I)(R)	254,658	5,408,936
Internet software and services - 4.0%
DocuSign, Inc., Series B (I)(R)	10,938	182,993
DocuSign, Inc., Series B1 (I)(R)	3,276	54,807
DocuSign, Inc., Series D (I)(R)	7,860	131,498
DocuSign, Inc., Series E (I)(R)	203,275	3,400,791
DocuSign, Inc., Series F (I)(R)	29,825	498,972
Lookout, Inc., Series F (I)(R)	341,649	2,521,370
One Kings Lane, Inc. (I)(R)	529,764	4,285,791
Uber Technologies, Inc. (I)(R)	1,059,388	48,053,840
		59,130,062
Software - 1.9%
Birst, Inc., Series F (I)(R)	639,317	3,292,480
DraftKings, Inc., Series C (I)(R)	1,058,252	2,169,417
Essence Group Holdings Corp. (I)(R)	2,576,993	5,566,305
MarkLogic Corp., Series F (I)(R)	433,540	4,504,481
Nutanix, Inc. (I)(R)	273,945	3,758,525
Pinterest, Inc., Series G (I)(R)	570,725	3,567,031
Zuora, Inc., Series F (I)(R)	1,403,516	5,291,255
		28,149,494
		92,688,492
TOTAL PREFERRED SECURITIES (Cost $92,257,362)		$132,973,145

CORPORATE BONDS - 0.1%
Information technology - 0.1%
DraftKings, Inc.
5.000%, 12/23/2016 (R)	$803,899	$803,899
TOTAL CORPORATE BONDS (Cost $803,899)		$803,899

SECURITIES LENDING COLLATERAL - 8.8%
John Hancock
Collateral Trust, 0.5434% (W)(Y)	12,929,633	129,392,012
TOTAL SECURITIES LENDING
COLLATERAL (Cost $129,365,736)		$129,392,012

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Mid Cap Stock Fund (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 0.7%
Repurchase agreement - 0.7%
Societe Generale SA Tri-Party Repurchase
Agreement dated 05/31/2016 at 0.280% to
be repurchased at $10,800,084 on
06/01/2016, collateralized by $855,448
Federal National Mortgage Association,
2.677% due 03/01/2046 (valued at
$879,744, including interest), $100
U.S. Treasury Bills, 0.000% due 06/23/2016
(valued at $100, including interest),
$7,341,500 U.S. Treasury Bonds, 3.125% -
4.750% due 02/15/2037 - 08/15/2044
(valued at $8,239,266, including interest)
and $1,836,800 U.S. Treasury Notes,
0.500% - 2.125% due 02/28/2017 -
08/15/2021 (valued at $1,896,977,
including interest)	$10,800,000	$10,800,000
TOTAL SHORT-TERM INVESTMENTS (Cost $10,800,000)		$10,800,000
Total Investments (Mid Cap Stock Fund)
(Cost $1,443,714,508) - 108.1%		$1,595,097,247
Other assets and liabilities, net - (8.1%)		(119,707,559)
TOTAL NET ASSETS - 100.0%		$1,475,389,688

Mid Value Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 94.0%
Consumer discretionary - 11.6%
Diversified consumer services - 0.8%
Graham Holdings Company, Class B	2,700	$1,344,465
Strayer Education, Inc. (I)	124,000	5,973,080
		7,317,545
Leisure products - 1.4%
Mattel, Inc.	351,400	11,202,632
Sankyo Company, Ltd.	34,800	1,291,772
		12,494,404
Media - 6.7%
Cablevision Systems Corp., Class A	171,600	5,951,088
News Corp., Class A	1,225,700	14,659,372
Pearson PLC	575,235	6,974,308
Scholastic Corp.	129,100	5,041,355
Tribune Media Company, Class A	412,900	16,619,225
Viacom, Inc., Class B	289,900	12,862,863
		62,108,211
Multiline retail - 0.1%
Kohl’s Corp.	19,900	717,196
Specialty retail - 1.5%
Chico’s FAS, Inc.	424,800	4,609,080
The Gap, Inc.	524,300	9,432,157
		14,041,237
Textiles, apparel and luxury goods - 1.1%
Coach, Inc.	152,600	6,015,492
Ralph Lauren Corp.	39,300	3,707,169
		9,722,661
		106,401,254
Consumer staples - 8.3%
Beverages - 0.9%
Carlsberg A/S, Class B	86,780	8,370,862
Food and staples retailing - 1.2%
Sysco Corp.	230,700	11,098,977
Food products - 5.5%
Archer-Daniels-Midland Company	249,700	10,679,669
Bunge, Ltd.	347,700	23,320,239
Flowers Foods, Inc.	234,600	4,398,750
Kellogg Company	42,800	3,183,036
McCormick & Company, Inc.	55,400	5,377,678
Tootsie Roll Industries, Inc. (L)	90,711	3,246,547
		50,205,919
Personal products - 0.7%
Edgewell Personal Care Company (I)	80,600	6,402,058
		76,077,816
Energy - 11.5%
Energy equipment and services - 0.4%
SEACOR Holdings, Inc. (I)	68,200	3,912,634
Oil, gas and consumable fuels - 11.1%
Apache Corp.	248,800	14,216,432
Cameco Corp.	674,500	7,844,435
Canadian Natural Resources, Ltd.	632,800	18,819,472
CONSOL Energy, Inc. (L)	526,900	8,093,184
Devon Energy Corp.	395,300	14,266,377
Hess Corp.	302,600	18,134,818
Murphy Oil Corp.	630,300	19,482,573
Suncor Energy, Inc.	41,988	1,159,725
		102,017,016
		105,929,650
Financials - 27.3%
Banks - 4.0%
Commerce Bancshares, Inc.	27,626	1,351,740
Fifth Third Bancorp	656,800	12,393,816
First Horizon National Corp.	901,258	13,122,316
Popular, Inc.	170,700	5,349,738
WestAmerica Bancorp. (L)	103,300	5,025,545
		37,243,155
Capital markets - 4.9%
E*TRADE Financial Corp. (I)	226,210	6,308,997
Lazard, Ltd., Class A	178,200	6,269,076
LPL Financial Holdings, Inc.	222,300	6,199,947
Northern Trust Corp.	270,600	20,051,460
Waddell & Reed Financial, Inc., Class A	288,600	6,167,382
		44,996,862
Consumer finance - 0.3%
Ally Financial, Inc. (I)	149,510	2,682,209
Diversified financial services - 1.7%
Groupe Bruxelles Lambert SA	18,117	1,539,689
Leucadia National Corp.	711,800	12,883,580
Pargesa Holding SA	25,026	1,653,433
		16,076,702
Insurance - 9.8%
Brown & Brown, Inc.	150,600	5,430,636
CNA Financial Corp.	296,547	9,744,534
First American Financial Corp.	109,900	4,202,576
FNF Group	194,287	6,790,331
Kemper Corp.	205,700	6,646,167

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Loews Corp.	287,100	$11,621,808
Marsh & McLennan Companies, Inc.	274,500	18,136,215
The Progressive Corp.	357,500	11,904,750
White Mountains Insurance Group, Ltd.	19,500	15,704,910
		90,181,927
Real estate investment trusts - 4.4%
Equity Commonwealth (I)	245,500	7,092,495
Rayonier, Inc.	541,300	14,035,909
Taubman Centers, Inc.	33,800	2,317,666
The Macerich Company	120,900	9,227,088
Weyerhaeuser Company	255,197	8,038,706
		40,711,864
Real estate management and development - 1.0%
Realogy Holdings Corp. (I)	245,500	8,052,400
The St. Joe Company (I)	49,300	856,834
		8,909,234
Thrifts and mortgage finance - 1.2%
Capitol Federal Financial, Inc.	458,812	6,230,667
PHH Corp. (I)	337,200	4,815,216
		11,045,883
		251,847,836
Health care - 9.6%
Biotechnology - 1.9%
Alkermes PLC (I)	259,900	12,061,959
Seattle Genetics, Inc. (I)	146,400	5,918,952
		17,980,911
Health care equipment and supplies - 4.2%
Baxter International, Inc.	234,900	10,138,284
Haemonetics Corp. (I)	206,400	5,779,200
Halyard Health, Inc. (I)	77,961	2,423,807
Hologic, Inc. (I)	592,200	20,377,602
		38,718,893
Health care providers and services - 2.6%
HealthSouth Corp.	107,600	4,338,432
Quest Diagnostics, Inc.	137,700	10,626,309
Select Medical Holdings Corp. (I)	700,400	8,874,068
		23,838,809
Pharmaceuticals - 0.9%
Zoetis, Inc.	172,200	8,165,724
		88,704,337
Industrials - 8.5%
Aerospace and defense - 2.1%
KLX, Inc. (I)	119,400	3,927,066
Textron, Inc.	402,100	15,303,926
		19,230,992
Air freight and logistics - 2.6%
C.H. Robinson Worldwide, Inc.	200,000	14,996,000
Expeditors International of Washington, Inc.	183,600	8,913,780
		23,909,780
Commercial services and supplies - 0.9%
Cintas Corp.	88,400	8,380,320
Construction and engineering - 0.9%
KBR, Inc.	589,600	8,578,680
Electrical equipment - 0.1%
Babcock & Wilcox Enterprises, Inc. (I)	33,700	732,975
Machinery - 1.6%
AGCO Corp.	29,500	1,531,935
Cummins, Inc.	53,900	6,169,933
Xylem, Inc.	164,900	7,364,434
		15,066,302
Professional services - 0.3%
ManpowerGroup, Inc.	28,700	2,288,825
		78,187,874
Information technology - 2.9%
Communications equipment - 0.4%
ADTRAN, Inc.	175,800	3,419,310
Electronic equipment, instruments and components - 0.8%
AVX Corp.	359,149	4,959,848
National Instruments Corp.	97,301	2,779,890
		7,739,738
Semiconductors and semiconductor equipment - 1.7%
Applied Materials, Inc.	279,700	6,830,274
Marvell Technology Group, Ltd.	855,400	8,750,742
		15,581,016
		26,740,064
Materials - 9.8%
Chemicals - 1.4%
FMC Corp.	145,700	6,919,293
Ingevity Corp. (I)	23,212	676,398
The Scotts Miracle-Gro Company, Class A	69,100	4,802,450
		12,398,141
Construction materials - 2.5%
Vulcan Materials Company	199,100	23,244,925
Containers and packaging - 1.0%
Packaging Corp. of America	52,100	3,554,783
WestRock Company	139,276	5,516,722
		9,071,505
Metals and mining - 4.1%
Compania de Minas Buenaventura SA, ADR (I)	269,800	2,579,288
Franco-Nevada Corp.	257,600	16,292,633
Newmont Mining Corp.	434,000	14,065,940
Nucor Corp.	103,500	5,020,785
		37,958,646
Paper and forest products - 0.8%
Louisiana-Pacific Corp. (I)	405,000	7,403,400
		90,076,617
Telecommunication services - 0.6%
Wireless telecommunication services - 0.6%
Telephone & Data Systems, Inc.	198,056	5,702,032
Utilities - 3.9%
Electric utilities - 2.6%
FirstEnergy Corp.	737,254	24,189,304
Independent power and renewable electricity producers - 1.3%
NRG Energy, Inc.	736,800	12,068,784
		36,258,088
TOTAL COMMON STOCKS (Cost $692,435,110)		$865,925,568

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)

	Shares or
	Principal
	Amount	Value
SECURITIES LENDING COLLATERAL - 0.8%
John Hancock
Collateral Trust, 0.5434% (W) (Y)	703,038	$7,035,580
TOTAL SECURITIES LENDING
COLLATERAL (Cost $7,033,723)		$7,035,580

SHORT-TERM INVESTMENTS - 5.7%
Money market funds - 5.7%
State Street Institutional U.S. Government
Money Market Fund, Premier
Class, 0.2421% (Y)	2,096,311	$2,096,311
T. Rowe Price Prime Reserve
Fund, 0.3193% (Y)	50,550,685	50,550,685
		52,646,996
TOTAL SHORT-TERM INVESTMENTS (Cost $52,646,996)		$52,646,996
Total Investments (Mid Value Fund)
(Cost $752,115,829) - 100.5%		$925,608,144
Other assets and liabilities, net - (0.5%)		(4,939,877)
TOTAL NET ASSETS - 100.0%		$920,668,267
Real Estate Equity Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 94.1%
Consumer discretionary - 1.5%
Hotels, restaurants and leisure - 1.5%
Hilton Worldwide Holdings, Inc.	155,644	$3,234,282
Financials - 92.6%
Real estate investment trusts - 92.1%
Diversified REITs - 1.5%
PS Business Parks, Inc.	33,100	3,267,963
Health care REITs - 2.3%
Healthcare Realty Trust, Inc.	157,500	5,006,925
Hotel and resort REITs - 4.3%
Host Hotels & Resorts, Inc.	226,962	3,495,215
Pebblebrook Hotel Trust	75,400	1,901,588
RLJ Lodging Trust	97,600	1,999,824
Sunstone Hotel Investors, Inc.	168,855	2,033,014
		9,429,641
Industrial REITs - 9.0%
DCT Industrial Trust, Inc.	114,100	4,921,133
EastGroup Properties, Inc.	34,800	2,228,244
Prologis, Inc.	223,744	10,634,552
Terreno Realty Corp.	84,800	2,030,112
		19,814,041
Office REITs - 19.1%
Alexandria Real Estate Equities, Inc.	45,000	4,360,500
Boston Properties, Inc.	49,050	6,162,152
Douglas Emmett, Inc.	203,000	6,879,670
Highwoods Properties, Inc.	84,400	4,106,904
Kilroy Realty Corp.	70,700	4,464,705
Paramount Group, Inc.	145,200	2,378,376
SL Green Realty Corp.	74,100	7,510,776
Vornado Realty Trust	62,474	5,967,516
		41,830,599
Residential REITs - 17.5%
American Campus Communities, Inc.	45,600	2,144,112
AvalonBay Communities, Inc.	60,916	10,957,570
Camden Property Trust	80,700	6,876,447
Equity Residential	138,550	9,589,046
Essex Property Trust, Inc.	37,107	8,431,824
Post Properties, Inc.	4,100	248,337
		38,247,336
Retail REITs - 33.0%
Acadia Realty Trust	112,700	3,820,530
Federal Realty Investment Trust	51,380	7,870,902
General Growth Properties, Inc.	359,194	9,651,543
Kimco Realty Corp.	225,200	6,346,136
Regency Centers Corp.	108,914	8,342,812
Simon Property Group, Inc.	99,100	19,586,124
The Macerich Company	97,512	7,442,116
Urban Edge Properties	157,137	4,219,128
Weingarten Realty Investors	135,800	5,110,154
		72,389,445
Specialized REITs - 5.4%
Public Storage	37,000	9,387,270
Weyerhaeuser Company	76,560	2,411,640
		11,798,910
		201,784,860
Real estate management and development - 0.5%
Diversified real estate activities - 0.5%
Alexander & Baldwin, Inc.	32,900	1,239,014
		203,023,874
TOTAL COMMON STOCKS (Cost $83,477,072)		$206,258,156

CONVERTIBLE BONDS - 0.8%
Financials - 0.8%
Real estate operating companies - 0.8%
Forest City Realty Trust, Inc.
4.250%, 08/15/2018	$1,431,000	$1,663,538
TOTAL CONVERTIBLE BONDS (Cost $1,408,769)		$1,663,538

SHORT-TERM INVESTMENTS - 5.1%
Money market funds - 5.1%
State Street Institutional U.S. Government
Money Market Fund, Premier
Class, 0.2421% (Y)	678,992	$678,992
T. Rowe Price Prime Reserve
Fund, 0.3193% (Y)	10,446,993	10,446,993
		11,125,985
TOTAL SHORT-TERM INVESTMENTS (Cost $11,125,985)		$11,125,985
Total Investments (Real Estate Equity Fund)
(Cost $96,011,826) - 100.0%		$219,047,679
Other assets and liabilities, net - 0.0%		85,325
TOTAL NET ASSETS - 100.0%		$219,133,004

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Real Estate Securities Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 98.2%
Financials - 98.2%
Real estate investment trusts - 98.2%
Diversified REITs - 10.4%
Duke Realty Corp.	776,598	$18,382,075
Spirit Realty Capital, Inc.	1,184,755	13,565,445
STORE Capital Corp.	451,830	11,535,220
VEREIT, Inc.	798,733	7,659,849
Washington Real Estate Investment Trust	359,482	10,651,452
		61,794,041
Health care REITs - 10.0%
Healthcare Trust of America, Inc., Class A	373,764	11,280,198
National Health Investors, Inc.	50,456	3,523,342
Physicians Realty Trust	201,643	3,829,201
Senior Housing Properties Trust	297,831	5,563,483
Ventas, Inc.	349,653	23,192,483
Welltower, Inc.	181,544	12,510,197
		59,898,904
Hotel and resort REITs - 3.3%
Chesapeake Lodging Trust	103,521	2,467,941
LaSalle Hotel Properties	166,291	3,842,985
Pebblebrook Hotel Trust	155,448	3,920,399
RLJ Lodging Trust	76,016	1,557,568
Sunstone Hotel Investors, Inc.	679,496	8,181,132
		19,970,025
Industrial REITs - 4.8%
Prologis, Inc.	401,850	19,099,931
Rexford Industrial Realty, Inc.	487,062	9,692,534
		28,792,465
Office REITs - 10.3%
Boston Properties, Inc.	179,268	22,521,439
Douglas Emmett, Inc.	332,251	11,259,986
Equity Commonwealth (I)	342,889	9,906,063
Hudson Pacific Properties, Inc.	291,660	8,198,563
Paramount Group, Inc.	567,816	9,300,826
		61,186,877
Residential REITs - 15.8%
American Campus Communities, Inc.	140,273	6,595,636
AvalonBay Communities, Inc.	56,320	10,130,842
Camden Property Trust	109,509	9,331,262
Equity LifeStyle Properties, Inc.	119,498	8,759,203
Equity Residential	639,302	44,246,091
Mid-America Apartment Communities, Inc.	90,356	9,305,764
Post Properties, Inc.	99,455	6,023,989
		94,392,787
Retail REITs - 26.1%
Agree Realty Corp.	214,206	9,118,749
DDR Corp.	385,392	6,632,596
Equity One, Inc.	320,215	9,433,534
Federal Realty Investment Trust	22,098	3,385,193
General Growth Properties, Inc.	627,111	16,850,473
National Retail Properties, Inc.	223,352	10,124,546
Regency Centers Corp.	128,132	9,814,911
Retail Properties of America, Inc., Class A	527,279	8,357,372
Simon Property Group, Inc.	267,889	52,945,582
The Macerich Company	100,300	7,654,896
Urban Edge Properties	405,487	10,887,326
Weingarten Realty Investors	273,490	10,291,429
		155,496,607
Specialized REITs - 17.5%
CoreSite Realty Corp.	46,259	3,508,745
CubeSmart	260,024	8,279,164
CyrusOne, Inc.	171,064	8,435,166
DuPont Fabros Technology, Inc.	43,305	1,832,235
Education Realty Trust, Inc.	156,192	6,683,456
Equinix, Inc.	88,187	31,923,694
Extra Space Storage, Inc.	187,029	17,388,086
Four Corners Property Trust, Inc.	227,787	4,428,179
Public Storage	77,540	19,672,673
Sovran Self Storage, Inc.	21,168	2,291,859
		104,443,257
TOTAL COMMON STOCKS (Cost $478,363,444)		$585,974,963

SHORT-TERM INVESTMENTS - 1.6%
Repurchase agreement - 1.6%
Repurchase Agreement with State Street Corp.
dated 05/31/2016 at 0.030% to be
repurchased at $9,405,008 on 06/01/2016,
collateralized by $8,875,000 U.S. Treasury
Notes, 3.125% due 05/15/2021 (valued at
$9,598,446, including interest)	$9,405,000	$9,405,000
TOTAL SHORT-TERM INVESTMENTS (Cost $9,405,000)		$9,405,000
Total Investments (Real Estate Securities Fund)
(Cost $487,768,444) - 99.8%		$595,379,963
Other assets and liabilities, net - 0.2%		1,307,148
TOTAL NET ASSETS - 100.0%		$596,687,111

Real Return Bond Fund

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 104.5%
U.S. Government - 100.7%
Treasury Inflation Protected Securities
0.125%, 04/15/2018 to 07/15/2022 (D)	$150,957,110	$152,688,059
0.125%, 04/15/2020 to 07/15/2024	131,543,658	132,153,730
0.250%, 01/15/2025 (D)	12,867,328	12,824,943
0.375%, 07/15/2023	85,532,832	87,075,331
0.375%, 07/15/2025 (D)	13,072,471	13,210,346
0.625%, 07/15/2021 to 01/15/2026	116,580,230	120,566,301
0.625%, 02/15/2043 (D)	4,173,508	3,857,181
0.750%, 02/15/2042 (D)	2,539,465	2,420,989
0.750%, 02/15/2045	12,467,110	11,840,837
1.000%, 02/15/2046	13,857,157	14,180,486
1.125%, 01/15/2021	870,752	920,650
1.250%, 07/15/2020	1,419,301	1,511,038
1.375%, 01/15/2020 to 02/15/2044	48,109,436	52,525,176
1.625%, 01/15/2018 (D)	1,932,101	2,005,813
1.750%, 01/15/2028	16,809,279	19,241,144
1.875%, 07/15/2019	21,521,816	23,165,093
2.125%, 02/15/2040	16,226,568	20,379,563
2.125%, 02/15/2041 (D)	652,356	825,893
2.375%, 01/15/2017 to 01/15/2027	89,300,388	105,622,676
2.500%, 07/15/2016 to 01/15/2029	22,156,511	27,075,415
2.625%, 07/15/2017	1,033,929	1,079,352
3.625%, 04/15/2028 (D)	81,805,153	111,090,988
3.875%, 04/15/2029	24,875,411	35,100,250

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Bonds
2.500%, 02/15/2045 to 02/15/2046		$13,350,000	$12,950,005
3.000%, 11/15/2044 (D)		300,000	322,406
3.000%, 05/15/2045 to 11/15/2045		5,410,000	5,811,521
U.S. Treasury Notes 2.000%, 02/15/2025		1,660,000	1,686,261
			972,131,447
U.S. Government Agency - 3.8%
Federal National Mortgage Association
1.576%, 10/01/2044 (P)		27,765	27,927
3.500%, TBA (C)		35,000,000	36,564,061
			36,591,988
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $1,014,903,687)			$1,008,723,435

FOREIGN GOVERNMENT
OBLIGATIONS - 4.0%
France - 1.7%
Government of France
2.250%, 07/25/2020	EUR	12,913,662	16,390,036
Germany - 0.4%
Federal Republic of Germany
1.750%, 04/15/2020		3,281,220	4,033,726
Greece - 0.1%
Republic of Greece
3.800%, 08/08/2017	JPY	116,000,000	975,081
Italy - 0.4%
Republic of Italy
2.350%, 09/15/2019	EUR	221,038	268,047
2.350%, 09/15/2024 (S)		2,086,906	2,674,884
2.550%, 09/15/2041		466,430	661,808
3.100%, 09/15/2026		105,878	146,286
			3,751,025
Japan - 0.2%
Government of Japan
0.100%, 03/10/2026	JPY	208,647,600	1,997,035
Mexico - 0.7%
Government of Mexico
4.000%, 11/15/2040 to 11/08/2046	MXN	51,542,910	2,888,992
4.500%, 12/04/2025 to 11/22/2035		54,739,807	3,314,973
4.750%, 06/14/2018		11,246,000	608,240
			6,812,205
New Zealand - 0.4%
Dominion of New Zealand
2.069%, 09/20/2025	NZD	3,900,000	2,820,644
3.075%, 09/20/2030		600,000	480,534
			3,301,178
Spain - 0.0%
Autonomous Community of Catalonia
4.950%, 02/11/2020	EUR	300,000	343,444
United Kingdom - 0.1%
Government of United Kingdom
0.125%, 03/22/2024 to 03/22/2068	GBP	310,514	682,959
			682,959
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $40,620,381)			$38,286,689

CORPORATE BONDS - 6.0%
Consumer discretionary - 0.6%
Altice Financing SA
6.625%, 02/15/2023 (S)		$1,500,000	1,500,000
Numericable-SFR SA
7.375%, 05/01/2026 (S)		4,500,000	4,530,938
			6,030,938
Energy - 0.5%
Petrobras Global Finance BV
2.768%, 01/15/2019 (P)		700,000	625,660
3.000%, 01/15/2019		100,000	91,900
3.002%, 03/17/2017 (P)		3,700,000	3,681,500
3.250%, 03/17/2017		100,000	99,900
4.375%, 05/20/2023		200,000	153,300
			4,652,260
Financials - 3.7%
Ally Financial, Inc.
2.750%, 01/30/2017		600,000	600,000
3.600%, 05/21/2018		5,700,000	5,739,900
6.250%, 12/01/2017		3,200,000	3,336,000
Banco Popular Espanol SA (11.500% to
10/10/2018, then 5 Year Euro Swap
Rate + 10.237%)
10/10/2018 (Q)	EUR	500,000	571,659
Bank of America Corp.
4.000%, 04/01/2024		$2,200,000	2,315,410
Bank of America NA
1.750%, 06/05/2018		2,700,000	2,705,859
Barclays Bank PLC
7.625%, 11/21/2022		4,800,000	5,238,000
Credit Suisse Group Funding
Guernsey, Ltd.
3.800%, 09/15/2022		500,000	503,710
Intesa Sanpaolo SpA
6.500%, 02/24/2021 (S)		600,000	685,072
JPMorgan Chase & Co. (7.900% to
04/30/2018, then 3 month
LIBOR + 3.470%)
04/30/2018 (Q)		1,500,000	1,533,750
KBC Bank NV (8.000% to 01/25/2018,
then 5 Year U.S. Swap Rate + 7.097%)
01/25/2023		200,000	217,658
Lehman Brothers Holdings, Inc.
5.316%, 04/05/2049 (H)	EUR	36,000	3,605
7.000%, 09/27/2027 (H)		$300,000	23,370
Lloyds Bank PLC
1.750%, 05/14/2018		1,100,000	1,098,326
Nykredit Realkredit A/S (4.000% to
06/03/2021, then 5 Year Euro Swap
Rate + 2.850%)
06/03/2036	EUR	400,000	439,497
Realkredit Danmark A/S
1.000%, 01/01/2017	DKK	7,600,000	1,144,667
2.000%, 04/01/2017		3,200,000	487,226
Royal Bank of Scotland Group PLC
4.700%, 07/03/2018		$100,000	103,134
Santander Holdings USA, Inc.
2.115%, 11/24/2017 (P)		4,800,000	4,799,299
The Goldman Sachs Group, Inc.
1.834%, 09/15/2020 (P)		2,400,000	2,395,128
The Royal Bank of Scotland PLC (9.500%
to 03/16/2017, then 5 Year U.S. Swap
Rate + 8.500%)
03/16/2022		1,130,000	1,191,703

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
UBS AG
7.625%, 08/17/2022		$650,000	$747,266
UBS AG (4.750% to 05/22/2018, then
5 Year U.S. Swap Rate + 3.765%)
05/22/2023		200,000	205,422
			36,085,661
Health care - 0.9%
Actavis Funding SCS
3.800%, 03/15/2025		200,000	202,754
Baxalta, Inc.
2.875%, 06/23/2020 (S)		1,400,000	1,394,897
3.600%, 06/23/2022 (S)		300,000	302,469
4.000%, 06/23/2025 (S)		1,200,000	1,200,094
Zimmer Biomet Holdings, Inc.
1.450%, 04/01/2017		5,300,000	5,300,832
			8,401,046
Industrials - 0.1%
Hellenic Railways Organization SA
4.028%, 03/17/2017	EUR	600,000	632,541
Information technology - 0.1%
Hewlett Packard Enterprise Company
2.450%, 10/05/2017 (S)		$700,000	706,122
Telecommunication services - 0.1%
AT&T, Inc.
1.559%, 06/30/2020 (P)		300,000	299,539
4.500%, 05/15/2035		300,000	300,024
4.750%, 05/15/2046		500,000	495,780
			1,095,343
TOTAL CORPORATE BONDS (Cost $54,765,847)			$57,603,911

MUNICIPAL BONDS - 0.1%
Tobacco Settlement Finance Authority
(West Virginia) 7.467%, 06/01/2047		620,000	583,668
TOTAL MUNICIPAL BONDS (Cost $593,207)			$583,668

COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.3%
Commercial and residential - 2.2%
Banc of America Alternative Loan Trust,
Series 2004-12, Class 1CB1
6.000%, 01/25/2035		3,043,260	3,011,841
Banc of America Mortgage Trust,
Series 2005-A, Class 2A2
2.949%, 02/25/2035 (P)		276,088	271,834
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2003-3, Class 3A2,
2.998%, 05/25/2033 (P)		45,604	45,358
Series 2005-2, Class A1,
3.090%, 03/25/2035 (P)		333,235	332,395
Series 2005-2, Class A2,
2.924%, 03/25/2035 (P)		84,290	84,828
Series 2005-5, Class A1,
2.380%, 08/25/2035 (P)		106,527	106,863
Series 2005-5, Class A2,
2.460%, 08/25/2035 (P)		181,413	180,687
Bear Stearns ALT-A Trust, Series 2004-9,
Class 6A1 2.792%, 09/25/2034 (P)		81,656	79,456
Bella Vista Mortgage Trust,
Series 2005-1, Class 1A1
1.043%, 01/22/2045 (P)		641,331	580,707
Citicorp Mortgage Securities Trust,
Series 2007-3, Class 3A1
5.500%, 04/25/2037		187,977	186,064
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11, Class 1A1,
3.040%, 05/25/2035 (P)		28,860	28,300
Series 2005-6, Class A1,
2.430%, 09/25/2035 (P)		130,422	129,717
Series 2005-6, Class A2,
2.760%, 09/25/2035 (P)		140,903	139,409
Series 2005-6, Class A3,
2.410%, 09/25/2035 (P)		28,542	27,493
Countrywide Alternative Loan Trust,
Series 2004-18CB, Class 4A1
5.500%, 09/25/2034		1,240,168	1,270,809
GSR Mortgage Loan Trust,
Series 2004-12, Class 3A6
2.719%, 12/25/2034 (P)		1,177,879	1,149,850
HarborView Mortgage Loan Trust,
Series 2004-1, Class 2A
2.697%, 04/19/2034 (P)		3,422,526	3,371,773
JPMorgan Mortgage Trust,
Series 2007-A1, Class 4A2
2.714%, 07/25/2035 (P)		206,951	206,447
Marche Mutui 4 SRL, Series 4, Class A
0.175%, 02/25/2055 (P)	EUR	150,942	166,295
Marche Mutui SRL, Series 6, Class A1
2.001%, 01/27/2064 (P)		252,238	283,151
MASTR Alternative Loans Trust,
Series 2006-2, Class 2A1
0.846%, 03/25/2036 (P)		$543,542	116,425
Morgan Stanley Capital I Trust,
Series 2007-IQ16, Class A4
5.809%, 12/12/2049		1,176,945	1,220,923
New York Mortgage Trust, Inc.,
Series 2006-1, Class 2A3
2.952%, 05/25/2036 (P)		768,248	687,585
RBSSP Resecuritization Trust,
Series 2009-12, Class 17A1
2.578%, 10/25/2035 (P)(S)		2,571,188	2,590,523
Residential Accredit Loans Trust,
Series 2006-QO6, Class A1
0.626%, 06/25/2046 (P)		850,716	343,095
Structured Adjustable Rate Mortgage
Loan Trust, Series 2005-19XS,
Class 1A1 0.766%, 10/25/2035 (P)		1,793,227	1,463,955
Swan Trust, Series 2010-1, Class A
3.150%, 04/25/2041 (P)	AUD	551,233	400,944
Thornburg Mortgage Securities Trust,
Series 2007-4, Class 2A1
2.445%, 09/25/2037 (P)		$2,687,490	2,630,714
WaMu Mortgage Pass-
Through Certificates
Series 2006-5, Class 3A6,
6.268%, 07/25/2036		625,830	285,652
Series 2007-HY3, Class 4A1,
2.683%, 03/25/2037 (P)		495,765	465,174
			21,858,267

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency - 0.1%
Federal National Mortgage Association
Series 2003-34, Class A1,
6.000%, 04/25/2043		$9,363	$10,285
Series 2004-T3, Class 1A1,
6.000%, 02/25/2044		11,717	13,416
Series 2004-W12, Class 1A1,
6.000%, 07/25/2044		68,490	79,013
Series 2007-63, Class FC,
0.796%, 07/25/2037 (P)		773,578	776,221
			878,935
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $23,415,302)			$22,737,202

ASSET BACKED SECURITIES - 3.7%
Carlyle Global Market Strategies,
Series 2012-1AR, Class AR
1.864%, 04/20/2022 (P)(S)		2,700,000	2,693,053
CIFC Funding, Ltd., Series 2011-1AR,
Class A1R
1.587%, 01/19/2023 (P)(S)		819,884	817,195
Citigroup Mortgage Loan Trust,
Series 2007-OPX1, Class A5A
5.764%, 01/25/2037		552,131	383,480
Cordatus CLO I PLC, Series 2006-1X,
Class A2
0.968%, 01/30/2024 (P)	GBP	173,576	246,023
Cordatus CLO II PLC
Series 2007-1X, Class A1F,
0.165%, 07/25/2024 (P)	EUR	534,115	587,347
Series 2007-1X, Class A2,
0.968%, 07/25/2024 (P)	GBP	83,105	116,863
Doral CLO II, Ltd., Series 2012-2A,
Class A1R
1.915%, 05/26/2023 (P)(S)		$1,621,572	1,613,524
Eastland CLO Ltd., EASTL 2007-1A A2A
0.867%, 05/01/2022 (P)(S)		4,884,407	4,811,551
Eaton Vance CDO VII PLC
Series 1-X, Class A2,
0.880%, 03/25/2026 (P)		368,021	359,715
Series 1-X, Class VFNU,
0.960%, 03/25/2026 (P)		579,495	569,349
Eaton Vance CDO X PLC
Series 2007-10X, Class A1,
0.045%, 02/22/2027 (P)	EUR	42,143	46,237
Series 2007-10X, Class VFNU,
0.954%, 02/22/2027 (P)		$1,003,563	983,712
Fraser Sullivan CLO VII, Ltd.,
Series 2012-7A, Class A1R
1.709%, 04/20/2023 (P)(S)		842,176	839,439
Highlander Euro CDO III BV,
Series 2007-3X, Class A
0.069%, 05/01/2023 (P)	EUR	1,800,260	1,955,817
LCM IX LP, Series 9A, Class A
1.830%, 07/14/2022 (P)(S)		$257,296	256,851
OHA Credit Partners VI, Ltd.,
Series 2012-6A, Class AR
1.846%, 05/15/2023 (P)(S)		2,686,599	2,681,674
SLM Student Loan Trust, Series 2008-9,
Class A
2.138%, 04/25/2023 (P)		6,218,017	6,187,247
Structured Asset Investment Loan Trust,
SAIL 2003-BC11 A3
1.389%, 10/25/2033 (P)		4,770,674	4,481,920
Symphony CLO IV, Ltd., Series 2007-4A,
Class A
0.883%, 07/18/2021 (P)(S)		1,423,233	1,417,715
Venture XI CLO, Ltd., Series 2012-11AR,
Class AR
1.926%, 11/14/2022 (P)(S)		2,700,000	2,688,139
Voya CLO, Ltd.
Series 2012-2AR, Class AR,
1.928%, 10/15/2022 (P)(S)		1,300,000	1,295,212
Series 2012-3AR, Class AR,
1.948%, 10/15/2022 (P)(S)		1,300,000	1,293,925
Wood Street CLO BV, Series II-A,
Class A1
0.117%, 03/29/2021 (P)(S)	EUR	10,980	12,192
TOTAL ASSET BACKED SECURITIES (Cost $36,499,488)			$36,338,180

COMMON STOCKS - 0.0%
Financials - 0.0%
Rescap Liquidating Trust (I)		1,029	8,026
TOTAL COMMON STOCKS (Cost $3,241)			$8,026

PURCHASED OPTIONS - 0.2%
Put options - 0.1%
Exchange Traded Option on 3-Month
Pound Sterling Futures (Expiration
Date: 06/21/2017; Strike Price: $98.50)		36,500,000	13,216
Exchange Traded Option on 3-Month
Pound Sterling Futures (Expiration
Date: 12/21/2016; Strike
Price: $98.50) (I)		72,625,000	1
Over the Counter Option on 1 Year
Interest Rate Swap. Receive a fixed rate
of 0.900% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
06/20/2016; Strike Rate: 0.900%;
Counterparty: Citibank NA) (I)		37,200,000	14,806
Over the Counter Option on 1 Year
Interest Rate Swap. Receive a fixed rate
of 0.900% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
06/20/2016; Strike Rate: 0.900%;
Counterparty: JPMorgan Chase
& Co.) (I)		10,400,000	4,139
Over the Counter Option on 1 Year
Interest Rate Swap. Receive a fixed rate
of 1.000% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
06/23/2016; Strike Rate: 1.000%;
Counterparty: Morgan Stanley &
Company, Inc.) (I)		43,300,000	5,724
Over the Counter Option on 1 Year
Interest Rate Swap. Receive a fixed rate
of 1.000% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
06/24/2016; Strike Rate: 1.000%;
Counterparty: Morgan Stanley &
Company, Inc.) (I)		43,000,000	6,183

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
PURCHASED OPTIONS (continued)
Put options (continued)
Over the Counter Option on 1 Year
Interest Rate Swap. Receive a fixed rate
of 1.000% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
08/08/2016; Strike Rate: 1.000%;
Counterparty: JPMorgan Chase
& Co.) (I)	170,900,000	$94,593
Over the Counter Option on 1 Year
Interest Rate Swap. Receive a fixed rate
of 1.150% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
07/05/2016; Strike Rate: 1.150%;
Counterparty: Goldman Sachs
& Company) (I)	82,900,000	2,645
Over the Counter Option on 1 Year
Interest Rate Swap. Receive a fixed rate
of 1.250% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
07/05/2016; Strike Rate: 1.250%;
Counterparty: Deutsche Bank
Securities, Inc.) (I)	214,700,000	1,310
Over the Counter Option on 1 Year
Interest Rate Swap. Receive a fixed rate
of 1.250% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
07/05/2016; Strike Rate: 1.250%;
Counterparty: Goldman Sachs
& Company) (I)	157,400,000	960
Over the Counter Option on 1 Year
Interest Rate Swap. Receive a fixed rate
of 1.250% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
07/05/2016; Strike Rate: 1.250%;
Counterparty: JPMorgan Chase
& Co.) (I)	188,600,000	1,150
Over the Counter Option on 1 Year
Interest Rate Swap. Receive a fixed rate
of 1.250% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
12/27/2016; Strike Rate: 1.250%;
Counterparty: Citibank NA) (I)	92,700,000	77,618
Over the Counter Option on 1 Year
Interest Rate Swap. Receive a fixed rate
of 1.500% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
07/05/2016; Strike Rate: 1.500%;
Counterparty: Citibank NA) (I)	119,000,000	12
Over the Counter Option on 10 Year
Interest Rate Swap. Receive a fixed rate
of 0.300% and pay a floating rate based
on 6-month JPY LIBOR (Expiration
Date: 11/14/2016; Strike Rate: 0.300%;
Counterparty: JPMorgan
Chase Bank) (I)	1,260,000,000	33,430
Over the Counter Option on 30 Year
Interest Rate Swap. Receive a fixed rate
of 2.590% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
12/10/2018; Strike Rate: 2.590%;
Counterparty: Morgan Stanley
Company, Inc.) (I)	1,200,000	88,188
Over the Counter Option on 30 Year
Interest Rate Swap. Receive a fixed rate
of 2.600% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
03/29/2019; Strike Rate: 2.600%;
Counterparty: Morgan Stanley &
Company, Inc.) (I)	2,700,000	211,874
Over the Counter Option on 30 Year
Interest Rate Swap. Receive a fixed rate
of 2.605% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
10/17/2018; Strike Rate: 2.605%;
Counterparty: Morgan Stanley
Company, Inc.) (I)	3,800,000	263,152
Over the Counter Option on 30 Year
Interest Rate Swap. Receive a fixed rate
of 2.608% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
11/15/2018; Strike Rate: 2.608%;
Counterparty: Morgan Stanley
Company, Inc.) (I)	1,200,000	84,823
Over the Counter Option on 30 Year
Interest Rate Swap. Receive a fixed rate
of 2.860% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
10/23/2018; Strike Rate: 2.860%;
Counterparty: Deutsche Bank
Securities, Inc.) (I)	5,600,000	282,229
Over the Counter Option on 5 Year
Interest Rate Swap. Receive a fixed rate
of 3.400% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
12/05/2016; Strike Rate: 3.400%;
Counterparty: Credit
Suisse Securities) (I)	11,600,000	4,516
		1,190,569
Call options - 0.1%
Over the Counter Option on an Interest
Rate Floor based on 3-Month LIBOR
(Expiration Date: 12/06/2019; Strike
Rate: 1.600%; Counterparty: Nomura
Global Financial Products, Inc.) (I)	44,200,000	513,790
Over the Counter Option on the USD vs.
JPY (Expiration Date: 07/07/2016
Strike Price: $111.50; Counterparty:
Credit Suisse International) (I)	2,840,000	29,590
Over the Counter Option on the USD vs.
JPY (Expiration Date: 07/07/2016
Strike Price: $111.50; Counterparty:
Deutsche Bank Securities, Inc.) (I)	2,070,000	21,567
		564,947
TOTAL PURCHASED OPTIONS (Cost $2,684,396)		$1,755,516

SHORT-TERM INVESTMENTS - 0.2%
U.S. Government Agency - 0.1%
Federal Home Loan Bank Discount Note
0.295%, 06/24/2016*	$900,000	$899,873

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement - 0.1%
Repurchase Agreement with State
Street Corp. dated 05/31/2016 at
0.030% to be repurchased at $839,001
on 06/01/2016, collateralized by
$855,000 U.S Treasury Notes, 1.375%
due 08/31/2020 (valued at $859,275,
including interest)	$839,000	$839,000
TOTAL SHORT-TERM INVESTMENTS (Cost $1,738,830)		$1,738,873
Total Investments (Real Return Bond Fund)
(Cost $1,175,224,379) - 121.0%		$1,167,775,500
Other assets and liabilities, net - (21.0%)		(202,550,351)
TOTAL NET ASSETS - 100.0%		$965,225,149

Science & Technology Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 94.1%
Consumer discretionary - 19.5%
Automobiles - 0.8%
Tesla Motors, Inc. (I)(L)	27,300	$6,094,179
Household durables - 0.9%
Garmin, Ltd. (L)	122,743	5,219,032
iRobot Corp. (I)(L)	42,100	1,620,850
		6,839,882
Internet and catalog retail - 13.8%
Amazon.com, Inc. (I)	82,396	59,555,005
Ctrip.com International, Ltd., ADR (I)(L)	187,600	8,584,576
Etsy, Inc. (I)	31,400	290,450
Expedia, Inc.	13,694	1,523,321
Flipkart Limited (I)(R)	980	118,482
JD.com, Inc., ADR (I)(L)	535,000	13,166,350
Netflix, Inc. (I)	5,085	521,568
The Priceline Group, Inc. (I)	12,896	16,304,800
Vipshop Holdings, Ltd., ADR (I)(L)	457,900	5,343,693
		105,408,245
Media - 4.0%
Comcast Corp., Class A	140,464	8,891,371
Liberty Global PLC, Series C (I)	313,900	11,341,207
News Corp., Class A	470,000	5,621,200
Twenty-First Century Fox, Inc., Class A	165,200	4,770,976
		30,624,754
		148,967,060
Financials - 0.6%
Real estate investment trusts - 0.6%
American Tower Corp.	38,090	4,029,160
Crown Castle International Corp.	4,210	382,310
		4,411,470
		4,411,470
Health care - 2.7%
Biotechnology - 0.4%
Grifols SA, ADR	194,300	3,211,779
Health care equipment and supplies - 0.4%
Intuitive Surgical, Inc. (I)	4,700	2,983,137
Health care technology - 1.5%
Veeva Systems, Inc., Class A (I)	358,600	11,815,870
Life sciences tools and services - 0.4%
Agilent Technologies, Inc.	57,900	2,657,031
		20,667,817
Industrials - 0.3%
Aerospace and defense - 0.3%
The Boeing Company	21,400	2,699,610
Information technology - 69.1%
Communications equipment - 3.6%
Cisco Systems, Inc.	870,817	25,297,234
Palo Alto Networks, Inc. (I)	15,396	2,008,562
		27,305,796
Electronic equipment, instruments and components - 2.1%
CDW Corp.	14,349	610,693
Cognex Corp.	38,800	1,671,116
Control4 Corp. (I)(L)	53,000	416,050
Corning, Inc.	243,035	5,077,001
Ingram Micro, Inc., Class A	38,359	1,328,372
TE Connectivity, Ltd.	87,500	5,250,000
Tech Data Corp. (I)	2,370	179,101
Trimble Navigation, Ltd. (I)	68,600	1,754,788
		16,287,121
Internet software and services - 19.1%
58.com, Inc., ADR (I)(L)	152,500	8,242,625
Alibaba Group Holding, Ltd., ADR (I)	56,620	4,642,840
Alphabet, Inc., Class A (I)	21,042	15,757,302
Alphabet, Inc., Class C (I)	30,484	22,427,688
Angie’s List, Inc. (I)(L)	136,761	1,203,497
Baidu, Inc., ADR (I)	34,140	6,095,356
Criteo SA, ADR (I)	146,217	6,560,757
Facebook, Inc., Class A (I)	206,330	24,514,067
GrubHub, Inc. (I)(L)	22,147	566,742
LinkedIn Corp., Class A (I)	122,800	16,762,200
MercadoLibre, Inc.	25,760	3,516,240
NetEase, Inc., ADR	19,742	3,510,914
Quotient Technology, Inc. (I)(L)	57,300	639,468
Tencent Holdings, Ltd.	894,500	19,932,904
Yahoo!, Inc. (I)	296,000	11,230,240
		145,602,840
IT services - 8.7%
Accenture PLC, Class A	35,370	4,207,969
Automatic Data Processing, Inc.	59,336	5,212,074
Cognizant Technology
Solutions Corp., Class A (I)	41,970	2,578,637
Computer Sciences Corp.	48,282	2,375,474
Fidelity National Information Services, Inc.	72,625	5,393,859
Fiserv, Inc. (I)	33,460	3,524,342
Global Payments, Inc.	54,400	4,226,336
MasterCard, Inc., Class A	58,407	5,601,231
Paychex, Inc.	18,130	983,009
PayPal Holdings, Inc. (I)	65,526	2,476,228
Sabre Corp.	236,445	6,660,656
Total System Services, Inc.	84,525	4,538,993
Vantiv, Inc., Class A (I)	68,665	3,692,117
Visa, Inc., Class A	191,073	15,083,303
		66,554,228
Semiconductors and semiconductor equipment - 11.6%
Analog Devices, Inc.	11,355	664,268
Applied Materials, Inc.	395,200	9,650,784

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Science & Technology Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Broadcom, Ltd.	81,768	$12,621,708
Infineon Technologies AG	90,700	1,358,164
KLA-Tencor Corp.	28,824	2,102,134
Lam Research Corp.	117,618	9,739,947
Marvell Technology Group, Ltd.	241,740	2,473,000
Maxim Integrated Products, Inc.	63,375	2,405,715
Microchip Technology, Inc.	94,925	4,905,724
Micron Technology, Inc. (I)	1,006,425	12,801,726
Microsemi Corp. (I)	123,700	4,184,771
QUALCOMM, Inc.	76,161	4,182,762
SK Hynix, Inc.	685,786	16,502,757
Skyworks Solutions, Inc.	48,081	3,209,888
STR Holdings, Inc. (I)	161,722	32,344
Texas Instruments, Inc.	30,755	1,863,753
		88,699,445
Software - 16.8%
Activision Blizzard, Inc.	111,883	4,392,527
Adobe Systems, Inc. (I)	47,693	4,744,023
Atlassian Corp. PLC (I)	90,678	2,040,633
Atlassian Corp. PLC, Class A (I)(L)	27,497	620,607
Electronic Arts, Inc. (I)	62,418	4,790,582
Fleetmatics Group PLC (I)	23,200	948,880
Fortinet, Inc. (I)	8,720	298,311
Imperva, Inc. (I)	102,171	3,900,889
Interactive Intelligence Group, Inc. (I)	58,500	2,411,955
Intuit, Inc.	74,636	7,960,676
Microsoft Corp.	706,015	37,418,795
Mobileye NV (I)(L)	71,000	2,695,870
Oracle Corp.	247,906	9,965,821
Paycom Software, Inc. (I)	43,160	1,745,390
Proofpoint, Inc. (I)	40,106	2,351,014
Red Hat, Inc. (I)	209,600	16,235,616
salesforce.com, Inc. (I)	231,077	19,343,456
ServiceNow, Inc. (I)	18,300	1,310,829
Tableau Software, Inc., Class A (I)	46,575	2,395,818
The Sage Group PLC	219,355	1,945,181
Workday, Inc., Class A (I)	7,735	586,622
		128,103,495
Technology hardware, storage and peripherals - 7.2%
Apple, Inc.	117,462	11,729,755
Dell, Inc. (I)(R)	992,200	13,642,750
EMC Corp.	112,982	3,157,847
Hewlett Packard Enterprise Company	425,315	7,855,568
NetApp, Inc.	32,835	838,278
Pure Storage, Inc., Class A (I)(L)	120,170	1,415,603
Quanta Computer, Inc.	1,063,000	1,886,606
Stratasys, Ltd. (I)(L)	241,000	5,499,620
Western Digital Corp.	197,543	9,193,651
		55,219,678
		527,772,603
Telecommunication services - 1.9%
Diversified telecommunication services - 0.4%
AT&T, Inc.	83,129	3,254,500
Wireless telecommunication services - 1.5%
SoftBank Group Corp.	199,800	11,131,676
		14,386,176
TOTAL COMMON STOCKS (Cost $652,345,168)		$718,904,736

CORPORATE BONDS - 0.5%
Information technology - 0.5%
Western Digital Corp.
10.500%, 04/01/2024 (S)	$3,625,000	$3,751,875
TOTAL CORPORATE BONDS (Cost $3,599,521)		$3,751,875

PREFERRED SECURITIES - 0.5%
Consumer discretionary - 0.1%
Internet and catalog retail - 0.1%
Flipkart Limited, Series A (I)(R)	334	$40,381
Flipkart Limited, Series C (I)(R)	590	71,331
Flipkart Limited, Series E (I)(R)	1,097	132,627
Flipkart Limited, Series G (I)(R)	6,498	785,608
		1,029,947
		1,029,947
Information technology - 0.4%
Internet software and services - 0.3%
Airbnb, Inc., Series E (I)(R)	16,398	1,419,739
Xiaoju Kuaizhi, Inc. (I)(R)	16,798	642,139
		2,061,878
Software - 0.1%
Cloudera, Inc., Series F (I)(R)	45,681	924,127
		2,986,005
TOTAL PREFERRED SECURITIES (Cost $3,660,976)		$4,015,952

SECURITIES LENDING COLLATERAL - 4.6%
John Hancock
Collateral Trust, 0.5434% (W)(Y)	3,476,597	34,791,699
TOTAL SECURITIES LENDING
COLLATERAL (Cost $34,784,284)		$34,791,699

SHORT-TERM INVESTMENTS - 4.3%
Money market funds - 3.4%
State Street Institutional U.S. Government
Money Market Fund, Premier
Class, 0.2421% (Y)	2,000,000	$2,000,000
T. Rowe Price Prime Reserve
Fund, 0.3193% (Y)	24,181,351	24,181,351
		26,181,351
Repurchase agreement - 0.9%
Repurchase Agreement with State Street Corp.
dated 05/31/2016 at 0.030% to be
repurchased at $6,665,006 on 06/01/2016,
collateralized by $6,290,000 U.S. Treasury
Notes, 3.125% due 05/15/2021 (valued at
$6,802,729, including interest)	$6,665,000	$6,665,000
TOTAL SHORT-TERM INVESTMENTS (Cost $32,846,351)		$32,846,351
Total Investments (Science & Technology Fund)
(Cost $727,236,300) - 104.0%		$794,310,613
Other assets and liabilities, net - (4.0%)		(30,555,424)
TOTAL NET ASSETS - 100.0%		$763,755,189

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Short Term Government Income Fund

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 92.9%
U.S. Government - 23.1%
U.S. Treasury Notes
0.625%, 08/31/2017 to 04/30/2018	$6,765,000	$6,745,061
0.750%, 03/31/2018	4,740,000	4,729,444
0.875%, 01/31/2018 to 07/15/2018	21,905,000	21,901,162
1.000%, 03/15/2019	6,015,000	6,013,123
1.250%, 03/31/2021	6,030,000	5,993,724
1.375%, 09/30/2020	4,070,000	4,078,742
1.625%, 06/30/2020	21,240,000	21,531,222
		70,992,478
U.S. Government Agency - 69.8%
Federal Agricultural Mortgage Corp.
1.750%, 06/15/2020	3,775,000	3,817,405
5.125%, 04/19/2017 (S)	23,768,000	24,672,158
Federal Farm Credit Bank
0.900%, 12/26/2017	2,075,000	2,075,000
1.030%, 03/12/2018	3,700,000	3,697,295
1.200%, 07/13/2018	2,390,000	2,390,026
1.240%, 11/13/2018	6,825,000	6,825,027
1.680%, 04/05/2021	4,890,000	4,888,469
1.700%, 10/08/2020 to 02/17/2021	12,646,000	12,582,675
1.780%, 12/16/2020	5,240,000	5,240,283
1.800%, 03/24/2021	3,115,000	3,098,257
Federal Home Loan Bank
1.000%, 10/16/2017	5,150,000	5,145,329
1.130%, 03/27/2018	4,750,000	4,749,611
1.500%, 09/30/2019	4,845,000	4,845,354
1.550%, 10/26/2020	5,175,000	5,134,092
1.700%, 04/26/2021	5,750,000	5,725,844
Federal Home Loan Mortgage Corp.
1.000%, 05/25/2018	5,735,000	5,726,162
1.100%, 05/07/2018	4,980,000	4,968,675
1.250%, 05/25/2018	8,800,000	8,804,629
1.300%, 02/26/2019	4,970,000	4,951,447
1.400%, 03/29/2019	4,520,000	4,512,628
1.750%, 04/29/2021	5,000,000	4,985,465
1.875%, 03/30/2021	4,660,000	4,630,791
5.500%, 07/01/2040	2,267,056	2,565,493
Federal National Mortgage Association
1.000%, 12/28/2017	3,400,000	3,400,010
1.125%, 07/20/2018	3,600,000	3,611,826
1.375%, 02/26/2021	3,200,000	3,187,571
1.500%, 06/22/2020	4,400,000	4,429,779
2.500%, 10/01/2027	1,599,104	1,647,051
3.000%, 03/01/2028 to 03/01/2031	29,492,591	30,897,803
3.500%, 12/01/2025 to 12/01/2026	1,128,145	1,192,894
5.500%, 05/01/2034 to 08/01/2040	2,265,609	2,563,641
6.000%, 12/01/2036 to 02/01/2037	1,716,395	1,962,925
6.500%, 01/01/2039	926,681	1,079,330
Tennessee Valley Authority
1.750%, 10/15/2018	3,515,000	3,571,254
3.875%, 02/15/2021	7,950,000	8,780,203
4.500%, 04/01/2018	6,030,000	6,419,827
5.500%, 07/18/2017	4,221,000	4,443,489
6.250%, 12/15/2017	1,613,000	1,743,790
		214,963,508
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $285,370,011)		$285,955,986

COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.9%
U.S. Government Agency - 2.9%
Federal Home Loan Mortgage Corp.
Series 3499, Class PA, 4.500%, 08/15/2036	27,175	27,393
Series 4482, Class MA, 2.000%, 04/15/2031	851,019	861,185
Series K017, Class X1 IO,
1.411%, 12/25/2021	2,005,572	121,717
Series K018, Class X1 IO,
1.403%, 01/25/2022	2,557,054	159,739
Series K022, Class X1 IO,
1.276%, 07/25/2022	7,417,818	467,869
Series K026, Class X1 IO,
1.037%, 11/25/2022	3,134,887	167,737
Series K038, Class X1 IO,
1.192%, 03/25/2024	4,927,863	356,253
Series K704, Class X1 IO,
1.964%, 08/25/2018	10,124,089	360,321
Series K706, Class X1 IO,
1.563%, 10/25/2018	4,019,315	128,019
Series K707, Class X1 IO,
1.535%, 12/25/2018	1,424,621	46,792
Series K709, Class X1 IO,
1.523%, 03/25/2019	2,106,181	76,135
Series K710, Class X1 IO,
1.764%, 05/25/2019	2,837,530	122,988
Series K711, Class X1 IO,
1.697%, 07/25/2019	5,485,912	242,901
Series K715, Class X1 IO,
1.153%, 01/25/2021	15,431,760	676,981
Series K718, Class X1 IO,
0.649%, 01/25/2022	14,462,685	442,548
Federal National Mortgage Association
Series 2013-100, Class CA,
4.000%, 03/25/2039	2,496,057	2,643,808
Series 2014-28, Class BD,
3.500%, 08/25/2043	1,713,501	1,824,725
Government National Mortgage Association,
Series 2012-114, Class IO
0.900%, 01/16/2053	1,107,186	74,919
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $8,909,461)		$8,802,030

SHORT-TERM INVESTMENTS - 3.7%
U.S. Government Agency - 0.9%
Federal Home Loan Bank Discount Note,
0.150%, 06/01/2016 *	2,797,000	2,797,000
Repurchase agreement - 2.8%
Barclays Tri-Party Repurchase Agreement
dated 05/31/2016 at 0.290% to be
repurchased at $7,602,061 on 06/01/2016,
collateralized by $7,450,800 U.S. Treasury
Inflation Indexed Notes, 0.625% due
01/15/2026 (valued at $7,754,205,
including interest)	$7,602,000	7,602,000

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Short Term Government Income Fund (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement (continued)
Repurchase Agreement with State Street Corp.
dated 05/31/2016 at 0.030% to be
repurchased at $1,112,001 on 06/01/2016,
collateralized by $1,115,000 U.S. Treasury
Notes, 1.625% due 07/31/2020 (valued at
$1,134,513, including interest)	$1,112,000	$1,112,000
		8,714,000
TOTAL SHORT-TERM INVESTMENTS (Cost $11,511,000)		$11,511,000
Total Investments (Short Term Government Income Fund)
(Cost $305,790,472) - 99.5%		$306,269,016
Other assets and liabilities, net - 0.5%		1,587,437
TOTAL NET ASSETS - 100.0%		$307,856,453

Small Cap Growth Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 96.2%
Consumer discretionary - 12.8%
Hotels, restaurants and leisure - 6.5%
ClubCorp Holdings, Inc.	171,063	$2,064,730
Diamond Resorts International, Inc. (I)(L)	81,398	1,866,456
Jack in the Box, Inc.	21,064	1,794,653
Panera Bread Company, Class A (I)	26,520	5,811,858
Texas Roadhouse, Inc.	39,350	1,763,274
		13,300,971
Internet and catalog retail - 0.3%
Duluth Holdings, Inc., Class B (I)	25,497	675,671
Specialty retail - 2.9%
Dick’s Sporting Goods, Inc.	60,333	2,588,286
DSW, Inc., Class A	78,077	1,652,109
Five Below, Inc. (I)	36,973	1,547,690
		5,788,085
Textiles, apparel and luxury goods - 3.1%
G-III Apparel Group, Ltd. (I)	22,217	869,129
Kate Spade & Company (I)	88,576	1,936,271
Steven Madden, Ltd. (I)	103,563	3,553,247
		6,358,647
		26,123,374
Consumer staples - 1.6%
Food products - 1.6%
Greencore Group PLC	371,468	1,852,416
Post Holdings, Inc. (I)	19,344	1,470,337
		3,322,753
		3,322,753
Energy - 3.1%
Energy equipment and services - 0.9%
Patterson-UTI Energy, Inc.	98,831	1,839,245
Oil, gas and consumable fuels - 2.2%
Diamondback Energy, Inc. (I)	14,920	1,356,974
PBF Energy, Inc., Class A	32,579	859,108
QEP Resources, Inc.	121,451	2,262,632
		4,478,714
		6,317,959
Financials - 9.5%
Banks - 3.0%
PrivateBancorp, Inc.	50,641	2,245,928
Sterling Bancorp	107,095	1,762,784
United Community Banks, Inc.	106,884	2,151,575
		6,160,287
Capital markets - 0.8%
WisdomTree Investments, Inc. (L)	130,908	1,623,259
Diversified financial services - 1.2%
MarketAxess Holdings, Inc.	16,542	2,314,887
Insurance - 2.1%
Assurant, Inc.	20,011	1,748,761
First American Financial Corp.	65,979	2,523,037
		4,271,798
Real estate investment trusts - 1.1%
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.	112,859	2,294,423
Real estate management and development - 1.3%
Kennedy-Wilson Holdings, Inc.	123,455	2,632,061
		19,296,715
Health care - 18.8%
Biotechnology - 7.6%
Alder Biopharmaceuticals, Inc. (I)	41,033	1,233,862
Bluebird Bio, Inc. (I)	19,670	890,068
Cepheid, Inc. (I)	32,361	906,432
Five Prime Therapeutics, Inc. (I)	53,991	2,468,469
Galapagos NV, ADR (I)	46,810	2,706,554
Ironwood Pharmaceuticals, Inc. (I)	49,007	612,097
Novavax, Inc. (I)(L)	211,344	1,287,085
Otonomy, Inc. (I)	50,352	739,671
Portola Pharmaceuticals, Inc. (I)	32,549	894,447
PTC Therapeutics, Inc. (I)(L)	37,394	305,135
TESARO, Inc. (I)(L)	36,347	1,682,866
Ultragenyx Pharmaceutical, Inc. (I)	24,737	1,808,275
		15,534,961
Health care equipment and supplies - 5.1%
Align Technology, Inc. (I)	36,314	2,862,633
DexCom, Inc. (I)	47,879	3,087,717
Insulet Corp. (I)	119,995	3,602,250
Nevro Corp. (I)	11,099	773,822
		10,326,422
Health care providers and services - 3.4%
Acadia Healthcare Company, Inc. (I)	57,788	3,401,980
Envision Healthcare Holdings, Inc. (I)	47,779	1,185,397
LifePoint Health, Inc. (I)	35,484	2,352,234
		6,939,611
Health care technology - 1.8%
Veeva Systems, Inc., Class A (I)	108,184	3,564,663
Pharmaceuticals - 0.9%
Aerie Pharmaceuticals, Inc. (I)	56,206	1,004,401
Intersect ENT, Inc. (I)	59,953	787,183
		1,791,584
		38,157,241

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Growth Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Industrials - 15.6%
Aerospace and defense - 0.4%
Astronics Corp. (I)	22,428	$863,478
Building products - 2.3%
Advanced Drainage Systems, Inc. (L)	97,380	2,367,308
Masonite International Corp. (I)	32,199	2,248,456
		4,615,764
Electrical equipment - 1.0%
Generac Holdings, Inc. (I)	54,194	2,054,495
Machinery - 3.7%
Altra Industrial Motion Corp.	82,769	2,238,074
The Middleby Corp. (I)	41,692	5,178,146
		7,416,220
Marine - 0.6%
Kirby Corp. (I)	18,352	1,286,108
Professional services - 1.6%
The Advisory Board Company (I)	37,041	1,216,056
WageWorks, Inc. (I)	36,946	2,070,823
		3,286,879
Road and rail - 3.6%
Knight Transportation, Inc.	138,549	3,618,900
Landstar System, Inc.	54,652	3,708,138
		7,327,038
Trading companies and distributors - 2.4%
Applied Industrial Technologies, Inc.	50,600	2,287,120
SiteOne Landscape Supply, Inc. (I)	3,400	95,642
WESCO International, Inc. (I)	42,662	2,488,474
		4,871,236
		31,721,218
Information technology - 30.2%
Communications equipment - 0.8%
Arista Networks, Inc. (I)	22,117	1,620,955
Internet software and services - 5.4%
CoStar Group, Inc. (I)	22,828	4,716,037
Envestnet, Inc. (I)	23,893	807,344
GoDaddy, Inc., Class A (I)(L)	96,441	3,137,226
Zillow Group, Inc., Class C (I)(L)	79,172	2,270,653
		10,931,260
IT services - 5.4%
EPAM Systems, Inc. (I)	24,584	1,880,922
MAXIMUS, Inc.	31,291	1,803,926
Virtusa Corp. (I)	41,092	1,447,671
WEX, Inc. (I)	27,842	2,568,703
WNS Holdings, Ltd., ADR (I)	105,444	3,216,042
		10,917,264
Semiconductors and semiconductor equipment - 5.6%
Cavium, Inc. (I)	17,709	881,023
Entegris, Inc. (I)	97,006	1,383,306
First Solar, Inc. (I)	22,403	1,112,309
M/A-COM Technology
Solutions Holdings, Inc. (I)	59,913	2,156,868
Mellanox Technologies, Ltd. (I)	92,057	4,363,502
SunPower Corp. (I)(L)	79,519	1,393,968
		11,290,976
Software - 12.8%
Atlassian Corp. PLC, Class A (I)	80,516	1,817,246
Fair Isaac Corp.	36,702	4,089,704
Guidewire Software, Inc. (I)	47,957	2,815,076
HubSpot, Inc. (I)	49,807	2,378,782
Manhattan Associates, Inc. (I)	27,957	1,843,205
Paylocity Holding Corp. (I)(L)	49,047	1,800,515
SS&C Technologies Holdings, Inc.	52,592	3,239,141
Telogis, Inc. (I)(R)	162,887	333,918
The Ultimate Software Group, Inc. (I)	12,719	2,600,781
Tyler Technologies, Inc. (I)	10,725	1,644,035
Verint Systems, Inc. (I)	14,012	462,256
Zendesk, Inc. (I)	123,164	3,016,286
		26,040,945
Technology hardware, storage and peripherals - 0.2%
Pure Storage, Inc., Class A (I)(L)	41,527	489,188
		61,290,588
Materials - 3.8%
Chemicals - 1.2%
Platform Specialty Products Corp. (I)(L)	253,781	2,408,382
Construction materials - 1.8%
Headwaters, Inc. (I)	189,710	3,602,593
Paper and forest products - 0.8%
KapStone Paper and Packaging Corp.	114,580	1,747,345
		7,758,320
Telecommunication services - 0.8%
Diversified telecommunication services - 0.8%
ORBCOMM, Inc. (I)	165,198	1,552,861
TOTAL COMMON STOCKS (Cost $177,977,283)		$195,541,029

PREFERRED SECURITIES - 2.7%
Consumer discretionary - 0.3%
Diversified consumer services - 0.3%
The Honest Company, Inc. (I)(R)	12,795	561,189
Information technology - 2.4%
Electronic equipment, instruments and components - 0.3%
Veracode, Inc. (I)(R)	30,455	646,864
Internet software and services - 0.3%
DocuSign, Inc., Series B (I)(R)	1,234	20,645
DocuSign, Inc., Series B1 (I)(R)	370	6,190
DocuSign, Inc., Series D (I)(R)	887	14,840
DocuSign, Inc., Series E (I)(R)	22,933	383,669
DocuSign, Inc., Series F (I)(R)	3,823	63,959
		489,303
Software - 1.8%
Cloudera, Inc., Series F (I)(R)	33,122	670,058
DraftKings, Inc., Series D (I)(R)	46,784	145,966
DraftKings, Inc., Series D1 (I)(R)	41,614	168,953
MarkLogic Corp., Series F (I)(R)	72,325	751,457
Nutanix, Inc. (I)(R)	39,570	542,900
Telogis, Inc. (I)(R)	221,826	661,041
Zuora, Inc., Series F (I)(R)	192,994	727,587
		3,667,962
		4,804,129
TOTAL PREFERRED SECURITIES (Cost $5,200,378)		$5,365,318

EXCHANGE-TRADED FUNDS - 0.2%
iShares Russell 2000 Growth ETF	2,937	404,660
TOTAL EXCHANGE-TRADED FUNDS (Cost $386,938)		$404,660

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Small Cap Growth Fund (continued)

	Shares or
	Principal
	Amount	Value
SECURITIES LENDING COLLATERAL - 6.3%
John Hancock
Collateral Trust, 0.5434% (W)(Y)	1,285,954	$12,869,052
TOTAL SECURITIES LENDING
COLLATERAL (Cost $12,866,350)		$12,869,052

SHORT-TERM INVESTMENTS - 2.3%
Repurchase agreement - 2.3%
Deutsche Bank Tri-Party Repurchase
Agreement dated 05/31/2016 at 0.310% to
be repurchased at $4,700,040 on
06/01/2016, collateralized by $4,393,243
Government National Mortgage Association,
4.000% due 03/15/2041 (valued at
$4,794,001, including interest)	$4,700,000	$4,700,000
TOTAL SHORT-TERM INVESTMENTS (Cost $4,700,000)		$4,700,000
Total Investments (Small Cap Growth Fund)
(Cost $201,130,949) - 107.7%		$218,880,059
Other assets and liabilities, net - (7.7%)		(15,629,938)
TOTAL NET ASSETS - 100.0%		$203,250,121

Small Company Growth Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 99.3%
Consumer discretionary - 15.4%
Auto components - 0.6%
Visteon Corp.	14,760	$1,106,705
Distributors - 1.2%
Pool Corp.	23,365	2,139,533
Hotels, restaurants and leisure - 7.6%
BJ’s Restaurants, Inc. (I)	30,465	1,364,832
Domino’s Pizza, Inc.	9,880	1,194,294
Dunkin’ Brands Group, Inc.	30,656	1,327,098
Jack in the Box, Inc.	20,964	1,786,133
Panera Bread Company, Class A (I)	6,146	1,346,896
Penn National Gaming, Inc. (I)	87,708	1,374,384
Texas Roadhouse, Inc.	42,757	1,915,941
The Cheesecake Factory, Inc.	27,767	1,384,740
Vail Resorts, Inc.	14,869	1,951,556
		13,645,874
Household durables - 0.7%
CalAtlantic Group, Inc.	32,869	1,215,824
Leisure products - 0.8%
Brunswick Corp.	29,277	1,401,490
Media - 0.8%
IMAX Corp. (I)	41,404	1,380,409
Specialty retail - 1.2%
DSW, Inc., Class A	36,800	778,688
Five Below, Inc. (I)	31,206	1,306,283
		2,084,971
Textiles, apparel and luxury goods - 2.5%
Carter’s, Inc.	15,334	1,541,680
G-III Apparel Group, Ltd. (I)	38,690	1,513,553
Steven Madden, Ltd. (I)	42,690	1,464,694
		4,519,927
		27,494,733
Consumer staples - 2.5%
Beverages - 0.5%
The Boston Beer Company, Inc., Class A (I)	6,298	978,709
Food products - 2.0%
B&G Foods, Inc.	34,216	1,470,946
Lancaster Colony Corp.	16,761	2,031,936
		3,502,882
		4,481,591
Energy - 4.1%
Energy equipment and services - 1.6%
Dril-Quip, Inc. (I)	15,201	927,717
Patterson-UTI Energy, Inc.	101,444	1,887,873
		2,815,590
Oil, gas and consumable fuels - 2.5%
Energen Corp.	32,300	1,538,126
Laredo Petroleum, Inc. (I)	123,344	1,493,696
Parsley Energy, Inc., Class A (I)	57,388	1,496,105
		4,527,927
		7,343,517
Financials - 9.4%
Banks - 5.2%
BankUnited, Inc.	38,246	1,265,943
Cathay General Bancorp	49,381	1,521,922
Cullen/Frost Bankers, Inc.	20,101	1,344,757
Hancock Holding Company	38,411	1,055,918
Home BancShares, Inc.	30,853	1,355,989
MB Financial, Inc.	39,400	1,424,310
SVB Financial Group (I)	12,622	1,390,944
		9,359,783
Capital markets - 1.3%
Janus Capital Group, Inc.	82,306	1,249,405
WisdomTree Investments, Inc. (L)	81,260	1,007,624
		2,257,029
Diversified financial services - 0.8%
MarketAxess Holdings, Inc.	9,896	1,384,846
Insurance - 1.3%
American Equity Investment Life
Holding Company	59,721	968,077
RLI Corp.	19,779	1,307,590
		2,275,667
Real estate investment trusts - 0.8%
Corrections Corp. of America	44,169	1,484,078
		16,761,403
Health care - 22.0%
Biotechnology - 4.5%
ACADIA Pharmaceuticals, Inc. (I)(L)	23,995	850,143
Anacor Pharmaceuticals, Inc. (I)	13,794	1,369,744
Cepheid, Inc. (I)	29,248	819,236
Exelixis, Inc. (I)(L)	163,836	1,063,296
Halozyme Therapeutics, Inc. (I)	54,338	546,640
Momenta Pharmaceuticals, Inc. (I)	90,444	1,065,430
Neurocrine Biosciences, Inc. (I)	27,682	1,374,411

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Small Company Growth Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Repligen Corp. (I)	38,914	$932,379
		8,021,279
Health care equipment and supplies - 5.4%
Alere, Inc. (I)	9,003	386,679
Align Technology, Inc. (I)	17,999	1,418,861
Cantel Medical Corp.	19,706	1,309,070
DexCom, Inc. (I)	31,884	2,056,199
Hill-Rom Holdings, Inc.	31,639	1,554,424
NuVasive, Inc. (I)	29,282	1,592,062
NxStage Medical, Inc. (I)	73,874	1,396,219
		9,713,514
Health care providers and services - 5.5%
Chemed Corp.	17,699	2,308,127
Community Health Systems, Inc. (I)	33,904	455,670
Envision Healthcare Holdings, Inc. (I)	38,558	956,624
HealthEquity, Inc. (I)	52,126	1,345,372
HealthSouth Corp.	39,901	1,608,808
Quorum Health Corp. (I)	8,476	112,307
Select Medical Holdings Corp. (I)	97,914	1,240,570
VCA, Inc. (I)	27,302	1,772,719
		9,800,197
Life sciences tools and services - 3.6%
Bio-Techne Corp.	15,256	1,676,329
PAREXEL International Corp. (I)	21,717	1,365,782
PerkinElmer, Inc.	30,043	1,644,854
VWR Corp. (I)	60,347	1,741,614
		6,428,579
Pharmaceuticals - 3.0%
Catalent, Inc. (I)	53,173	1,495,225
Impax Laboratories, Inc. (I)	22,921	782,752
Nektar Therapeutics (I)	106,482	1,644,082
Prestige Brands Holdings, Inc. (I)	26,221	1,416,983
		5,339,042
		39,302,611
Industrials - 14.4%
Aerospace and defense - 1.0%
TransDigm Group, Inc. (I)	6,390	1,684,021
Air freight and logistics - 0.8%
Forward Air Corp.	31,807	1,446,900
Building products - 1.7%
AO Smith Corp.	18,098	1,489,465
Masonite International Corp. (I)	22,171	1,548,201
		3,037,666
Commercial services and supplies - 1.5%
Pitney Bowes, Inc.	71,373	1,329,679
Steelcase, Inc., Class A	87,366	1,394,364
		2,724,043
Electrical equipment - 1.7%
Acuity Brands, Inc.	11,923	3,088,534
Machinery - 2.7%
ITT, Inc.	39,703	1,409,854
WABCO Holdings, Inc. (I)	16,654	1,796,967
Wabtec Corp.	19,941	1,543,035
		4,749,856
Marine - 0.9%
Kirby Corp. (I)	21,871	1,532,720
Professional services - 0.7%
CEB, Inc.	19,471	1,241,471
Road and rail - 2.3%
Knight Transportation, Inc.	63,851	1,667,788
Old Dominion Freight Line, Inc. (I)	21,428	1,378,892
Swift Transportation Company (I)	68,260	1,063,491
		4,110,171
Trading companies and distributors - 1.1%
Watsco, Inc.	14,860	1,994,658
		25,610,040
Information technology - 27.1%
Communications equipment - 1.4%
ARRIS International PLC (I)	64,497	1,554,378
Infinera Corp. (I)	72,483	950,252
		2,504,630
Electronic equipment, instruments and components - 1.8%
Cognex Corp.	34,444	1,483,503
SYNNEX Corp.	19,389	1,766,338
		3,249,841
Internet software and services - 1.9%
CoStar Group, Inc. (I)	12,745	2,632,990
Pandora Media, Inc. (I)(L)	67,843	799,869
		3,432,859
IT services - 4.0%
Booz Allen Hamilton Holding Corp.	59,733	1,748,385
EPAM Systems, Inc. (I)	33,755	2,582,595
Euronet Worldwide, Inc. (I)	15,389	1,228,196
ExlService Holdings, Inc. (I)	28,075	1,454,285
		7,013,461
Semiconductors and semiconductor equipment - 4.3%
Cavium, Inc. (I)	24,055	1,196,736
MKS Instruments, Inc.	40,276	1,650,510
Monolithic Power Systems, Inc.	29,942	2,045,937
Power Integrations, Inc.	28,145	1,404,154
Silicon Laboratories, Inc. (I)	28,139	1,399,915
		7,697,252
Software - 13.1%
Aspen Technology, Inc. (I)	38,522	1,468,459
CommVault Systems, Inc. (I)	32,471	1,470,287
Fair Isaac Corp.	16,532	1,842,161
Guidewire Software, Inc. (I)	30,802	1,808,077
Interactive Intelligence Group, Inc. (I)	24,490	1,009,723
Manhattan Associates, Inc. (I)	59,466	3,920,593
Mentor Graphics Corp.	62,077	1,330,931
MicroStrategy, Inc., Class A (I)	10,014	1,868,012
Proofpoint, Inc. (I)	26,080	1,528,810
Qlik Technologies, Inc. (I)	50,016	1,435,459
Qualys, Inc. (I)	37,148	1,158,646
Take-Two Interactive Software, Inc. (I)	41,923	1,631,224
The Ultimate Software Group, Inc. (I)	10,225	2,090,808
Verint Systems, Inc. (I)	25,334	835,769
		23,398,959
Technology hardware, storage and peripherals - 0.6%
Cray, Inc. (I)	32,267	1,075,136
		48,372,138

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Small Company Growth Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Materials - 3.1%
Chemicals - 1.0%
PolyOne Corp.	45,833	$1,717,363
Construction materials - 1.2%
Martin Marietta Materials, Inc.	11,133	2,104,582
Containers and packaging - 0.9%
Berry Plastics Group, Inc. (I)	41,387	1,621,129
		5,443,074
Telecommunication services - 1.3%
Diversified telecommunication services - 1.3%
SBA Communications Corp., Class A (I)	24,219	2,407,369
TOTAL COMMON STOCKS (Cost $138,078,694)		$177,216,476

SECURITIES LENDING COLLATERAL - 1.4%
John Hancock
Collateral Trust, 0.5434% (W)(Y)	255,997	2,561,861
TOTAL SECURITIES LENDING
COLLATERAL (Cost $2,561,473)		$2,561,861

SHORT-TERM INVESTMENTS - 1.6%
Money market funds - 1.6%
State Street Institutional Liquid Reserves Fund,
Premier Class, 0.4552% (Y)	2,839,442	$2,839,442
TOTAL SHORT-TERM INVESTMENTS (Cost $2,839,442)		$2,839,442
Total Investments (Small Company Growth Fund)
(Cost $143,479,609) - 102.3%		$182,617,779
Other assets and liabilities, net - (2.3%)		(4,151,340)
TOTAL NET ASSETS - 100.0%		$178,466,439

Small Company Value Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 99.7%
Consumer discretionary - 11.5%
Auto components - 1.9%
Dorman Products, Inc. (I)	39,300	$2,169,753
Drew Industries, Inc.	37,000	2,862,320
		5,032,073
Distributors - 1.2%
Pool Corp.	33,900	3,104,223
Diversified consumer services - 1.1%
American Public Education, Inc. (I)	51,200	1,446,912
Capella Education Company	28,200	1,479,654
		2,926,566
Hotels, restaurants and leisure - 0.5%
Interval Leisure Group, Inc.	57,500	825,700
Red Robin Gourmet Burgers, Inc. (I)	11,900	603,449
		1,429,149
Household durables - 1.8%
Cavco Industries, Inc. (I)	19,300	1,916,876
CSS Industries, Inc.	44,600	1,192,604
Ethan Allen Interiors, Inc.	50,600	1,708,762
		4,818,242
Media - 1.5%
Cable One, Inc.	2,300	1,126,977
New Media Investment Group, Inc.	95,300	1,661,079
Scholastic Corp.	27,200	1,062,160
		3,850,216
Multiline retail - 0.4%
Fred’s, Inc., Class A	70,300	1,032,004
Specialty retail - 1.7%
Aaron’s, Inc.	88,700	2,226,370
Party City Holdco, Inc. (I)	52,700	734,638
Pier 1 Imports, Inc. (L)	99,350	556,360
Sportsman’s Warehouse Holdings, Inc. (I)	94,100	813,024
		4,330,392
Textiles, apparel and luxury goods - 1.4%
Crocs, Inc. (I)	59,900	589,416
Culp, Inc.	54,400	1,495,456
Steven Madden, Ltd. (I)	43,300	1,485,623
		3,570,495
		30,093,360
Consumer staples - 3.7%
Food and staples retailing - 1.4%
PriceSmart, Inc.	24,100	2,135,019
SpartanNash Company	58,200	1,729,122
		3,864,141
Food products - 1.2%
Pinnacle Foods, Inc.	30,100	1,268,113
Post Holdings, Inc. (I)	18,900	1,436,589
TreeHouse Foods, Inc. (I)	4,200	397,740
		3,102,442
Household products - 0.7%
Energizer Holdings, Inc.	37,200	1,760,676
Tobacco - 0.4%
Vector Group, Ltd. (L)	48,065	1,031,956
		9,759,215
Energy - 3.6%
Energy equipment and services - 1.0%
RPC, Inc. (L)	69,100	1,019,225
Tesco Corp.	110,400	808,128
TETRA Technologies, Inc. (I)	168,700	922,789
		2,750,142
Oil, gas and consumable fuels - 2.6%
Matador Resources Company (I)(L)	109,800	2,494,656
Parsley Energy, Inc., Class A (I)	34,400	896,808
PDC Energy, Inc. (I)	21,800	1,265,490
Rice Energy, Inc. (I)	37,300	755,325
WPX Energy, Inc. (I)	127,300	1,309,917
		6,722,196
		9,472,338
Financials - 36.6%
Banks - 14.0%
BankUnited, Inc.	55,500	1,837,050
BBCN Bancorp, Inc.	106,700	1,734,942
CoBiz Financial, Inc.	104,400	1,320,660
Columbia Banking System, Inc.	84,200	2,565,574
East West Bancorp, Inc.	104,995	4,052,807
Glacier Bancorp, Inc.	94,900	2,594,566
Home BancShares, Inc.	133,900	5,884,905

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Small Company Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
National Bank Holdings Corp., Class A	85,300	$1,812,625
Pinnacle Financial Partners, Inc.	13,000	639,340
Popular, Inc.	79,400	2,488,396
Prosperity Bancshares, Inc.	44,700	2,407,095
Sandy Spring Bancorp, Inc.	59,800	1,757,522
SVB Financial Group (I)	26,800	2,953,360
Towne Bank (L)	79,000	1,726,150
Webster Financial Corp.	36,000	1,409,760
Wintrust Financial Corp.	33,700	1,795,199
		36,979,951
Capital markets - 2.5%
Hercules Capital, Inc.	149,600	1,835,592
Houlihan Lokey, Inc.	20,600	497,490
Janus Capital Group, Inc.	80,800	1,226,544
Main Street Capital Corp. (L)	34,800	1,119,168
Safeguard Scientifics, Inc. (I)	59,300	784,539
TPG Specialty Lending, Inc.	62,700	1,028,280
		6,491,613
Consumer finance - 0.5%
Green Dot Corp., Class A (I)	65,500	1,444,930
Diversified financial services - 0.7%
Bats Global Markets, Inc. (I)	17,450	485,110
Compass Diversified Holdings	80,900	1,285,501
		1,770,611
Insurance - 4.8%
Assured Guaranty, Ltd.	50,402	1,355,310
Employers Holdings, Inc.	56,250	1,679,063
National Interstate Corp.	49,300	1,532,737
ProAssurance Corp.	98,400	5,165,016
RenaissanceRe Holdings, Ltd.	6,300	727,713
Safety Insurance Group, Inc.	17,200	1,021,852
State Auto Financial Corp.	53,800	1,102,900
		12,584,591
Real estate investment trusts - 11.6%
Acadia Realty Trust	75,900	2,573,010
American Assets Trust, Inc.	17,000	680,170
American Campus Communities, Inc.	42,300	1,988,946
CatchMark Timber Trust, Inc., Class A	75,990	821,452
Cedar Realty Trust, Inc.	329,000	2,233,911
Corporate Office Properties Trust	35,200	951,456
Douglas Emmett, Inc.	46,600	1,579,274
EastGroup Properties, Inc.	29,500	1,888,885
First Potomac Realty Trust	142,100	1,271,795
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.	20,200	410,666
Healthcare Realty Trust, Inc.	47,500	1,510,025
Kilroy Realty Corp.	28,100	1,774,515
LaSalle Hotel Properties	53,000	1,224,830
Potlatch Corp.	49,000	1,674,820
PS Business Parks, Inc.	19,600	1,935,108
Redwood Trust, Inc.	84,300	1,201,275
Retail Opportunity Investments Corp.	33,500	677,370
RLJ Lodging Trust	65,900	1,350,291
Rouse Properties, Inc.	57,700	1,053,025
Saul Centers, Inc.	37,700	2,117,986
Washington Real Estate Investment Trust	55,900	1,656,317
		30,575,127
Thrifts and mortgage finance - 2.5%
Beneficial Bancorp, Inc. (I)	127,800	1,759,806
Radian Group, Inc.	120,500	1,495,405
United Financial Bancorp, Inc.	124,800	1,658,592
WSFS Financial Corp.	45,600	1,617,432
		6,531,235
		96,378,058
Health care - 7.5%
Health care equipment and supplies - 5.3%
Analogic Corp.	17,000	1,394,000
Atrion Corp.	6,580	2,584,163
Haemonetics Corp. (I)	58,300	1,632,400
Halyard Health, Inc. (I)	69,500	2,160,755
Quidel Corp. (I)	80,700	1,340,427
West Pharmaceutical Services, Inc.	64,400	4,835,152
		13,946,897
Health care providers and services - 2.2%
National HealthCare Corp.	24,200	1,498,706
Select Medical Holdings Corp. (I)	83,900	1,063,013
The Ensign Group, Inc.	24,900	494,265
Triple-S Management Corp., Class B (I)	44,130	1,014,107
WellCare Health Plans, Inc. (I)	17,500	1,774,850
		5,844,941
		19,791,838
Industrials - 14.8%
Aerospace and defense - 0.6%
Cubic Corp.	21,600	881,280
Triumph Group, Inc.	19,000	716,870
		1,598,150
Building products - 0.9%
Universal Forest Products, Inc.	28,100	2,358,714
Commercial services and supplies - 3.4%
Brady Corp., Class A	56,800	1,805,672
G&K Services, Inc., Class A	29,200	2,188,832
Matthews International Corp., Class A	26,200	1,437,594
McGrath RentCorp	84,600	2,413,638
MSA Safety, Inc. (I)	20,400	1,027,548
		8,873,284
Construction and engineering - 0.9%
Aegion Corp. (I)	72,200	1,443,278
Comfort Systems USA, Inc.	28,800	921,600
		2,364,878
Machinery - 3.0%
CIRCOR International, Inc.	30,500	1,709,220
Colfax Corp. (I)	15,800	428,022
ESCO Technologies, Inc.	55,800	2,247,066
Hillenbrand, Inc.	31,570	985,615
RBC Bearings, Inc. (I)	18,800	1,408,120
Sun Hydraulics Corp.	40,900	1,197,143
		7,975,186
Marine - 0.5%
Kirby Corp. (I)	20,700	1,450,656
Professional services - 1.2%
FTI Consulting, Inc. (I)	35,600	1,489,860
Navigant Consulting, Inc. (I)	102,000	1,624,860
		3,114,720
Road and rail - 2.6%
Genesee & Wyoming, Inc., Class A (I)	32,500	1,952,275
Landstar System, Inc.	59,200	4,016,720

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Small Company Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Road and rail (continued)
Universal Truckload Services, Inc.	56,600	$817,304
		6,786,299
Trading companies and distributors - 1.7%
Applied Industrial Technologies, Inc.	17,700	800,040
Beacon Roofing Supply, Inc. (I)	55,000	2,373,250
Kaman Corp.	30,600	1,306,926
		4,480,216
		39,002,103
Information technology - 9.5%
Communications equipment - 0.5%
Ixia (I)	123,300	1,252,728
Electronic equipment, instruments and components - 5.6%
Badger Meter, Inc.	24,400	1,830,000
Belden, Inc.	48,500	3,136,495
Electro Rent Corp.	107,800	1,412,180
Littelfuse, Inc.	32,600	3,733,678
Methode Electronics, Inc.	43,600	1,286,636
SYNNEX Corp.	37,300	3,398,030
		14,797,019
Semiconductors and semiconductor equipment - 2.8%
Advanced Energy Industries, Inc. (I)	63,300	2,416,161
Brooks Automation, Inc.	98,900	1,085,922
Cabot Microelectronics Corp.	49,400	2,131,116
Intersil Corp., Class A	79,900	1,080,248
Veeco Instruments, Inc. (I)	39,800	708,042
		7,421,489
Software - 0.6%
Progress Software Corp. (I)	57,900	1,524,507
		24,995,743
Materials - 5.1%
Chemicals - 2.4%
American Vanguard Corp. (I)	69,000	903,900
Innospec, Inc.	43,000	2,088,080
KMG Chemicals, Inc.	38,300	822,684
Minerals Technologies, Inc.	42,600	2,453,760
		6,268,424
Containers and packaging - 0.7%
Myers Industries, Inc.	127,200	1,817,688
Metals and mining - 1.1%
Carpenter Technology Corp.	48,000	1,537,920
Reliance Steel & Aluminum Company	17,600	1,308,560
		2,846,480
Paper and forest products - 0.9%
Clearwater Paper Corp. (I)	39,400	2,466,834
		13,399,426
Utilities - 7.4%
Electric utilities - 3.0%
El Paso Electric Company	48,600	2,170,476
PNM Resources, Inc.	110,800	3,638,672
Portland General Electric Company	49,000	2,017,820
		7,826,968
Gas utilities - 3.2%
Atmos Energy Corp.	21,600	1,574,640
ONE Gas, Inc.	55,200	3,237,480
South Jersey Industries, Inc.	7,000	202,230
Southwest Gas Corp.	25,900	1,798,237
WGL Holdings, Inc.	24,100	1,572,043
		8,384,630
Independent power and renewable electricity producers - 0.2%
NRG Energy, Inc.	34,300	561,834
Multi-utilities - 1.0%
NorthWestern Corp.	46,000	2,666,160
		19,439,592
TOTAL COMMON STOCKS (Cost $175,207,063)		$262,331,673

SECURITIES LENDING COLLATERAL - 2.0%
John Hancock
Collateral Trust, 0.5434% (W)(Y)	535,321	5,357,174
TOTAL SECURITIES LENDING
COLLATERAL (Cost $5,355,783)		$5,357,174

SHORT-TERM INVESTMENTS - 0.8%
Money market funds - 0.8%
State Street Institutional U.S. Government
Money Market Fund, Premier
Class, 0.2421% (Y)	590,840	$590,840
T. Rowe Price Prime Reserve
Fund, 0.3193% (Y)	1,469,528	1,469,528
		2,060,368
TOTAL SHORT-TERM INVESTMENTS (Cost $2,060,368)		$2,060,368
Total Investments (Small Company Value Fund)
(Cost $182,623,214) - 102.5%		$269,749,215
Other assets and liabilities, net - (2.5%)		(6,644,743)
TOTAL NET ASSETS - 100.0%		$263,104,472
Strategic Equity Allocation Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 95.1%
Consumer discretionary - 12.5%
Auto components - 0.7%
Aisin Seiki Company, Ltd.	27,300	$1,118,066
American Axle &
Manufacturing Holdings, Inc. (I)	14,136	235,647
BorgWarner, Inc.	48,685	1,656,751
Bridgestone Corp.	92,600	3,169,258
Cheng Shin Rubber Industry Company, Ltd.	180,516	370,399
Cie Generale des Etablissements Michelin	28,561	2,904,410
Continental AG	16,961	3,641,836
Cooper Tire & Rubber Company	10,630	341,542
Cooper-Standard Holding, Inc. (I)	2,500	214,875
Dana Holding Corp.	68,077	818,286
Delphi Automotive PLC	61,659	4,190,346
Denso Corp.	69,500	2,716,936
Dorman Products, Inc. (I)	4,966	274,173
Drew Industries, Inc.	4,467	345,567
Federal-Mogul Holdings Corp. (I)	6,009	50,956
Fox Factory Holding Corp. (I)	3,349	55,727
Gentex Corp.	76,901	1,275,019
Gentherm, Inc. (I)	6,742	246,622

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Auto components (continued)
GKN PLC	218,245	$868,058
Hankook Tire Company, Ltd.	10,814	464,441
Hanon Systems	25,636	265,308
Horizon Global Corp. (I)	3,607	42,022
Hyundai Mobis Company, Ltd.	9,730	2,080,818
Hyundai Wia Corp.	2,252	174,648
Johnson Controls, Inc.	143,976	6,356,540
Koito Manufacturing Company, Ltd.	14,900	697,686
Linamar Corp.	7,731	323,307
Magna International, Inc.	58,633	2,380,911
Metaldyne Performance Group, Inc.	2,225	36,268
Modine Manufacturing Company (I)	9,214	92,140
Motorcar Parts of America, Inc. (I)	3,348	100,306
NGK Spark Plug Company, Ltd.	25,500	489,396
NHK Spring Company, Ltd.	22,600	192,905
NOK Corp.	13,700	243,410
Nokian Renkaat OYJ	5,841	206,263
Standard Motor Products, Inc.	3,734	144,282
Stanley Electric Company, Ltd.	20,200	424,410
Stoneridge, Inc. (I)	5,386	88,384
Strattec Security Corp.	768	35,528
Sumitomo Electric Industries, Ltd.	107,400	1,507,192
Sumitomo Rubber Industries, Ltd.	24,400	356,112
Superior Industries International, Inc.	4,414	119,796
Tenneco, Inc. (I)	10,730	576,416
The Goodyear Tire & Rubber Company	59,521	1,664,802
The Yokohama Rubber Company, Ltd.	14,500	220,883
Tower International, Inc.	3,930	85,163
Toyoda Gosei Company, Ltd.	9,300	181,137
Toyota Industries Corp.	23,300	1,001,380
Valeo SA	12,250	1,850,201
		46,896,529
Automobiles - 1.4%
Astra International Tbk PT	2,958,308	1,427,891
Bayerische Motoren Werke AG	51,079	4,316,274
Brilliance China Automotive Holdings, Ltd.	239,500	232,691
Byd Company, Ltd., H Shares (I)	50,494	291,593
Chongqing Changan Automobile
Company, Ltd., Class B	68,200	95,137
Daihatsu Motor Company, Ltd.	27,300	370,536
Daimler AG	148,520	10,153,026
Dongfeng Motor Group Company, Ltd.,
H Shares	210,780	234,543
Ferrari NV	19,624	832,722
Fiat Chrysler Automobiles NV	140,725	1,005,153
Ford Motor Company	866,233	11,685,483
Ford Otomotiv Sanayi AS	11,010	130,391
Fuji Heavy Industries, Ltd.	83,800	3,103,665
Geely Automobile Holdings, Ltd.	415,000	219,153
General Motors Company	312,292	9,768,494
Great Wall Motor Company, Ltd., H Shares	247,250	190,303
Guangzhou Automobile Group Company, Ltd.,
H Shares	169,219	193,782
Harley-Davidson, Inc.	40,888	1,896,794
Honda Motor Company, Ltd.	232,500	6,524,325
Hyundai Motor Company	22,095	2,584,233
Isuzu Motors, Ltd.	84,600	1,011,469
Kia Motors Corp.	37,599	1,470,891
Mahindra & Mahindra, Ltd., GDR	23,205	458,254
Mazda Motor Corp.	77,200	1,310,441
Mitsubishi Motors Corp.	90,100	467,687
Nissan Motor Company, Ltd.	354,700	3,562,495
Peugeot SA (I)	67,866	1,069,044
Renault SA	29,647	2,782,817
Suzuki Motor Corp.	52,000	1,324,990
Tata Motors, Ltd., ADR	9,836	329,408
Thor Industries, Inc.	12,156	790,140
Tofas Turk Otomobil Fabrikasi AS	19,789	148,346
Toyota Motor Corp.	385,900	19,955,111
UMW Holdings BHD	41,100	49,557
Volkswagen AG	5,477	847,621
Winnebago Industries, Inc. (L)	5,001	112,623
Yamaha Motor Company, Ltd.	37,700	660,631
Yulon Motor Company, Ltd.	83,000	69,738
		91,677,452
Distributors - 0.1%
Core-Mark Holding Company, Inc.	4,297	367,909
Genuine Parts Company	29,466	2,855,845
Imperial Holdings, Ltd.	14,135	125,846
Jardine Cycle and Carriage, Ltd.	8,554	209,939
LKQ Corp. (I)	60,342	1,995,510
Pool Corp.	19,248	1,762,539
VOXX International Corp. (I)	4,583	15,170
Weyco Group, Inc.	1,271	35,029
		7,367,787
Diversified consumer services - 0.1%
American Public Education, Inc. (I)	3,125	88,313
Apollo Education Group, Inc. (I)	17,768	163,288
Ascent Capital Group, Inc., Class A (I)	2,764	51,797
Benesse Holdings, Inc.	8,500	187,203
Bridgepoint Education, Inc. (I)	3,382	26,278
Bright Horizons Family Solutions, Inc. (I)	6,860	444,459
Capella Education Company	2,287	119,999
Career Education Corp. (I)	13,147	77,304
Carriage Services, Inc.	2,868	67,513
Chegg, Inc. (I)(L)	14,652	71,502
Collectors Universe, Inc.	1,634	31,798
DeVry Education Group, Inc. (L)	27,002	488,736
Estacio Participacoes SA	52,075	156,502
Graham Holdings Company, Class B	1,144	569,655
Grand Canyon Education, Inc. (I)	8,721	364,189
H&R Block, Inc.	63,494	1,356,232
Houghton Mifflin Harcourt Company (I)	23,696	407,571
K12, Inc. (I)	6,515	77,333
Kroton Educacional SA	250,580	768,327
Liberty Tax, Inc.	1,255	14,684
LifeLock, Inc. (I)	17,527	229,078
New Oriental Education & Technology
Group, Inc., ADR	5,200	219,700
Regis Corp. (I)	6,750	88,020
Service Corp. International	51,862	1,421,019
Sotheby’s (L)	25,451	760,985
Strayer Education, Inc. (I)	2,061	99,278
TAL Education Group, ADR (I)	1,700	90,814
Universal Technical Institute, Inc.	4,858	15,983
Weight Watchers International, Inc. (I)(L)	5,167	78,332
		8,535,892
Hotels, restaurants and leisure - 1.9%
Accor SA	32,836	1,428,476
Aristocrat Leisure, Ltd.	79,031	733,059
Belmond, Ltd., Class A (I)	18,042	171,579
Berjaya Sports Toto BHD	49,224	36,360
Biglari Holdings, Inc. (I)	307	122,895
BJ’s Restaurants, Inc. (I)	3,676	164,685

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Bloomin’ Brands, Inc.	21,661	$412,642
Bob Evans Farms, Inc.	3,801	169,563
Bojangles’, Inc. (I)(L)	1,675	29,313
Boyd Gaming Corp. (I)	14,736	278,658
Bravo Brio Restaurant Group, Inc. (I)	3,293	24,434
Brinker International, Inc.	15,195	683,319
Buffalo Wild Wings, Inc. (I)	8,522	1,239,014
Caesars Acquisition Company, Class A (I)	8,790	87,373
Caesars Entertainment Corp. (I)(L)	10,461	76,679
Carnival Corp.	121,277	5,789,764
Carnival PLC	24,082	1,185,265
Carrols Restaurant Group, Inc. (I)	6,492	78,683
Chipotle Mexican Grill, Inc. (I)	8,084	3,572,805
Churchill Downs, Inc.	2,333	292,815
Chuy’s Holdings, Inc. (I)	3,027	99,740
ClubCorp Holdings, Inc.	8,295	100,121
Compass Group PLC	209,569	3,901,916
Cracker Barrel Old Country Store, Inc. (L)	9,881	1,496,774
Crown Resorts, Ltd.	53,841	467,532
Darden Restaurants, Inc.	31,055	2,106,461
Dave & Buster’s Entertainment, Inc. (I)	4,164	162,521
Del Frisco’s Restaurant Group, Inc. (I)	4,535	70,111
Denny’s Corp. (I)	14,713	157,870
Diamond Resorts International, Inc. (I)(L)	7,731	177,272
DineEquity, Inc.	3,108	261,258
Domino’s Pizza, Inc.	13,257	1,602,506
Dunkin’ Brands Group, Inc.	24,392	1,055,930
El Pollo Loco Holdings, Inc. (I)	2,824	31,431
Eldorado Resorts, Inc. (I)	5,159	76,869
Fiesta Restaurant Group, Inc. (I)	5,037	126,580
Flight Centre Travel Group, Ltd. (L)	8,149	185,914
Galaxy Entertainment Group, Ltd.	298,000	999,881
Genting BHD	164,300	332,632
Genting Malaysia BHD	217,760	232,583
Genting Singapore PLC	437,200	235,041
InterContinental Hotels Group PLC	25,118	966,910
International Speedway Corp., Class A	12,338	408,141
Interval Leisure Group, Inc.	7,479	107,398
Intrawest Resorts Holdings, Inc. (I)	3,513	38,186
Isle of Capri Casinos, Inc. (I)	4,254	67,596
J Alexander’s Holdings, Inc. (I)	2,895	30,108
Jack in the Box, Inc.	15,770	1,343,604
Jamba, Inc. (I)(L)	2,754	31,423
Jollibee Foods Corp.	54,030	272,029
Kangwon Land, Inc.	17,057	608,791
Kona Grill, Inc. (I)	1,812	22,849
Krispy Kreme Doughnuts, Inc. (I)	11,988	256,303
La Quinta Holdings, Inc. (I)	17,552	208,518
Marriott International, Inc., Class A (L)	51,119	3,375,899
Marriott Vacations Worldwide Corp.	4,510	273,306
McDonald’s Corp.	242,615	29,613,587
McDonald’s Holdings
Company Japan, Ltd. (L)	8,600	225,900
Melco Crown Entertainment, Ltd., ADR	12,500	180,875
Merlin Entertainments PLC (S)	89,840	549,707
MGM China Holdings, Ltd.	123,600	177,802
Minor International PCL, Foreign Shares	232,830	255,361
Monarch Casino & Resort, Inc. (I)	2,038	43,043
Noodles & Company (I)(L)	2,335	21,902
Oriental Land Company, Ltd.	28,500	1,868,067
Paddy Power Betfair PLC	8,103	1,094,277
Panera Bread Company, Class A (I)	6,119	1,340,979
Papa John’s International, Inc.	5,079	321,704
Papa Murphy’s Holdings, Inc. (I)(L)	1,901	14,258
Paradise Company, Ltd.	6,412	92,904
Penn National Gaming, Inc. (I)	14,850	232,700
Pinnacle Entertainment, Inc. (I)	11,206	126,180
Planet Fitness, Inc., Class A (I)(L)	3,166	56,545
Popeyes Louisiana Kitchen, Inc. (I)	4,277	248,579
Potbelly Corp. (I)(L)	4,143	54,770
Red Robin Gourmet Burgers, Inc. (I)	2,617	132,708
Restaurant Brands International, Inc.	29,208	1,219,459
Royal Caribbean Cruises, Ltd. (L)	45,660	3,533,627
Ruby Tuesday, Inc. (I)	11,948	46,358
Ruth’s Hospitality Group, Inc.	6,386	106,071
Sands China, Ltd.	306,052	1,171,325
Scientific Games Corp., Class A (I)(L)	9,662	94,591
SeaWorld Entertainment, Inc. (L)	12,648	220,834
Shake Shack, Inc., Class A (I)(L)	1,095	41,939
Shangri-La Asia, Ltd.	160,500	183,104
SJM Holdings, Ltd.	256,384	164,561
Sodexo	14,345	1,509,569
Sonic Corp.	9,104	271,208
Speedway Motorsports, Inc.	2,335	40,419
Starbucks Corp.	397,702	21,829,863
Starwood Hotels & Resorts Worldwide, Inc.	45,418	3,335,044
Tabcorp Holdings, Ltd.	121,066	386,211
Tatts Group, Ltd.	213,824	607,803
Texas Roadhouse, Inc.	32,053	1,436,295
The Cheesecake Factory, Inc.	20,965	1,045,525
The Habit Restaurants, Inc., Class A (I)(L)	2,319	41,487
The Marcus Corp.	3,704	71,858
The Wendy’s Company	58,218	598,481
Tsogo Sun Holdings, Ltd.	26,910	46,135
Tui AG	63,350	969,260
Vail Resorts, Inc.	6,706	880,163
Whitbread PLC	23,312	1,420,663
William Hill PLC	112,301	506,162
Wingstop, Inc. (I)	1,224	34,150
Wyndham Worldwide Corp.	30,253	2,038,750
Wynn Macau, Ltd.	203,350	319,029
Wynn Resorts, Ltd. (L)	21,913	2,107,592
Yum! Brands, Inc.	109,996	9,029,572
Zoe’s Kitchen, Inc. (I)(L)	3,571	131,841
		130,560,182
Household durables - 0.8%
Arcelik AS	38,253	254,093
Barratt Developments PLC	127,811	1,093,123
Bassett Furniture Industries, Inc.	2,006	55,987
Beazer Homes USA, Inc. (I)	6,241	48,992
Berkeley Group Holdings PLC	16,530	782,784
CalAtlantic Group, Inc.	34,521	1,276,932
Casio Computer Company, Ltd.	28,700	443,778
Cavco Industries, Inc. (I)	1,645	163,381
Century Communities, Inc. (I)	2,805	50,799
Coway Company, Ltd.	7,791	671,647
CSS Industries, Inc.	1,920	51,341
DR Horton, Inc.	84,564	2,584,276
Electrolux AB, Series B	35,517	954,073
Ethan Allen Interiors, Inc.	4,716	159,259
Flexsteel Industries, Inc.	1,086	44,417
Garmin, Ltd. (L)	30,255	1,286,443
Green Brick Partners, Inc. (I)(L)	4,308	30,759
Haier Electronics Group Company, Ltd.	99,000	161,184
Hanssem Company, Ltd.	1,307	201,986
Harman International Industries, Inc.	18,262	1,428,819

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
Helen of Troy, Ltd. (I)	13,922	$1,431,599
Hooker Furniture Corp.	2,009	48,598
Hovnanian Enterprises, Inc., Class A (I)(L)	24,010	45,619
Husqvarna AB, B Shares	61,195	485,783
Iida Group Holdings Company, Ltd.	21,000	436,344
Installed Building Products, Inc. (I)	3,649	121,986
iRobot Corp. (I)(L)	5,552	213,752
KB Home (L)	36,371	507,012
La-Z-Boy, Inc.	9,487	251,216
Leggett & Platt, Inc.	34,797	1,748,897
Lennar Corp., Class A	46,235	2,106,929
LG Electronics, Inc.	15,355	722,229
LGI Homes, Inc. (I)(L)	2,514	67,928
Libbey, Inc.	4,248	72,598
Lifetime Brands, Inc.	2,164	31,551
M/I Homes, Inc. (I)	4,539	85,696
MDC Holdings, Inc.	7,052	163,888
Meritage Homes Corp. (I)	7,326	267,326
Mohawk Industries, Inc. (I)	16,326	3,211,161
NACCO Industries, Inc., Class A	783	41,139
Newell Brands, Inc.	117,339	5,595,897
Nikon Corp.	48,800	682,278
NVR, Inc. (I)	971	1,682,743
Panasonic Corp.	315,500	2,918,402
Persimmon PLC	38,959	1,185,215
PulteGroup, Inc.	81,559	1,530,047
Rinnai Corp.	5,100	441,889
Sekisui Chemical Company, Ltd.	58,700	760,646
Sekisui House, Ltd.	86,100	1,530,914
Sony Corp.	180,100	5,007,693
Steinhoff International Holdings NV	217,758	1,279,213
Taylor Morrison Home Corp., Class A (I)	6,058	90,264
Taylor Wimpey PLC	414,171	1,229,892
Techtronic Industries Company	170,000	682,682
Tempur Sealy International, Inc. (I)	16,612	967,151
The New Home Company, Inc. (I)	2,278	23,076
Toll Brothers, Inc. (I)	41,260	1,202,729
TRI Pointe Group, Inc. (I)	68,756	801,695
Tupperware Brands Corp.	13,440	760,435
Universal Electronics, Inc. (I)	2,720	176,610
WCI Communities, Inc. (I)	2,889	49,720
Whirlpool Corp.	19,827	3,462,191
William Lyon Homes, Class A (I)(L)	3,685	59,771
ZAGG, Inc. (I)	5,112	24,742
		55,951,219
Internet and catalog retail - 1.3%
1-800-Flowers.com, Inc., Class A (I)	4,711	37,971
Amazon.com, Inc. (I)	76,128	55,024,557
B2W Cia Digital (I)	18,315	50,177
Blue Nile, Inc.	2,287	60,308
Ctrip.com International, Ltd., ADR (I)	10,400	475,904
Duluth Holdings, Inc., Class B (I)	1,540	40,810
Etsy, Inc. (I)	3,920	36,260
Expedia, Inc.	23,377	2,600,457
FTD Companies, Inc. (I)	3,359	91,499
HSN, Inc.	14,518	760,308
JD.com, Inc., ADR (I)(L)	13,600	334,696
Lands’ End, Inc. (I)	3,070	51,484
Liberty TripAdvisor Holdings, Inc., Class A (I)	13,960	320,661
Netflix, Inc. (I)	84,422	8,659,165
Nutrisystem, Inc.	5,350	145,199
Overstock.com, Inc. (I)	2,302	39,249
PetMed Express, Inc. (L)	3,975	74,849
Qunar Cayman Islands, Ltd., ADR (I)	2,400	77,952
Rakuten, Inc.	132,800	1,412,396
Shutterfly, Inc. (I)	6,535	315,641
The Priceline Group, Inc. (I)	9,782	12,367,676
TripAdvisor, Inc. (I)	22,439	1,520,018
Vipshop Holdings, Ltd., ADR (I)(L)	16,000	186,720
Wayfair, Inc., Class A (I)(L)	3,703	152,490
Zalando SE (I)	13,347	391,490
		85,227,937
Leisure products - 0.2%
Arctic Cat, Inc.	2,649	41,801
Bandai Namco Holdings, Inc.	25,200	621,624
Black Diamond, Inc. (I)	5,009	20,888
Brunswick Corp.	24,225	1,159,651
Callaway Golf Company	14,784	148,727
Escalade, Inc.	2,015	22,911
Giant Manufacturing Company, Ltd.	33,000	196,521
Hasbro, Inc.	28,864	2,519,539
JAKKS Pacific, Inc. (I)(L)	3,424	25,543
Johnson Outdoors, Inc., Class A	1,144	30,156
Malibu Boats, Inc., Class A (I)	3,512	47,763
Mattel, Inc.	87,340	2,784,399
MCBC Holdings, Inc. (I)	1,585	24,377
Merida Industry Company, Ltd.	26,100	109,825
Nautilus, Inc. (I)	5,875	121,201
Performance Sports Group, Ltd. (I)(L)	9,337	30,345
Polaris Industries, Inc. (L)	16,076	1,366,782
Sankyo Company, Ltd.	7,000	259,839
Sega Sammy Holdings, Inc.	26,600	322,681
Shimano, Inc.	11,200	1,732,528
Smith & Wesson Holding Corp. (I)(L)	9,874	240,629
Sturm Ruger & Company, Inc. (L)	3,446	228,229
Vista Outdoor, Inc. (I)	16,256	815,726
Yamaha Corp.	23,600	709,312
		13,580,997
Media - 2.5%
Alibaba Pictures Group, Ltd. (I)	790,000	185,902
Altice NV, Class A (I)(L)	52,833	910,190
Altice NV, Class B (I)	15,733	271,940
AMC Entertainment Holdings, Inc., Class A	3,939	113,207
AMC Networks, Inc., Class A (I)	16,210	1,036,467
Astro Malaysia Holdings BHD	115,900	77,386
Axel Springer AG	6,721	382,486
BEC World PCL	130,900	90,294
Cable One, Inc.	1,169	572,798
Cablevision Systems Corp., Class A	50,674	1,757,374
Carmike Cinemas, Inc. (I)	4,585	137,000
CBS Corp., Class B	96,003	5,299,366
Central European Media
Enterprises, Ltd., Class A (I)(L)	14,760	39,262
Cheil Worldwide, Inc.	11,150	151,966
Cinemark Holdings, Inc.	28,072	1,015,645
CJ E&M Corp.	2,663	168,202
Comcast Corp., Class A	553,793	35,055,097
Cyfrowy Polsat SA (I)	13,879	78,894
Daily Journal Corp. (I)(L)	178	35,119
Dentsu, Inc.	30,900	1,551,996
Discovery Communications, Inc., Series A (I)	34,168	951,579
Discovery Communications, Inc., Series C (I)	54,099	1,448,230
DreamWorks Animation
SKG, Inc., Class A (I)	33,173	1,334,882
Entercom Communications Corp., Class A	5,067	64,351

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Media (continued)
Entravision Communications Corp., Class A	12,058	$87,059
Eros International PLC (I)(L)	5,350	78,645
Eutelsat Communications	25,449	507,657
Global Eagle Entertainment, Inc. (I)	8,745	63,401
Global Mediacom Tbk PT	1,150,600	83,710
Gray Television, Inc. (I)	11,827	139,795
Grupo Televisa SAB	101,600	543,320
Hakuhodo DY Holdings, Inc.	33,300	414,958
Harte-Hanks, Inc.	9,900	9,790
Hemisphere Media Group, Inc. (I)(L)	2,197	23,969
IMAX Corp. (I)	11,190	373,075
ITV PLC	486,696	1,510,175
JCDecaux SA (I)(L)	11,229	464,465
John Wiley & Sons, Inc., Class A	12,933	696,830
Lagardere SCA	17,804	421,580
Live Nation Entertainment, Inc. (I)	38,791	936,803
Loral Space & Communications, Inc. (I)	2,535	97,268
MDC Partners, Inc., Class A	8,154	146,283
Media General, Inc. (I)	17,823	317,962
Media Nusantara Citra Tbk PT	787,000	120,779
Meredith Corp.	16,831	833,135
Naspers, Ltd., N Shares	30,269	4,453,649
National CineMedia, Inc.	11,458	167,287
New Media Investment Group, Inc.	8,355	145,628
News Corp., Class A	86,722	1,037,195
News Corp., Class B	24,168	298,233
Nexstar Broadcasting Group, Inc., Class A (L)	5,837	310,645
Omnicom Group, Inc.	54,504	4,541,818
Pearson PLC	104,821	1,270,879
ProSiebenSat.1 Media AG	33,551	1,687,957
Publicis Groupe SA	29,021	2,102,371
REA Group, Ltd.	7,769	313,777
Reading International, Inc., Class A (I)	3,311	41,454
RELX NV	140,473	2,431,816
RELX PLC	140,779	2,545,155
Rizzoli Corriere Della Sera
Mediagroup SpA (I)	9,155	7,769
RTL Group SA	5,857	525,702
Saga Communications, Inc., Class A	633	26,187
Schibsted ASA	9,695	300,741
Schibsted ASA, Class B	10,312	305,773
Scholastic Corp.	4,960	193,688
Scripps Networks Interactive, Inc., Class A	21,609	1,390,323
SES SA	49,311	1,105,320
SFX Entertainment, Inc. (I)	8,025	188
Shaw Communications, Inc., Class B (L)	59,980	1,147,137
Sinclair Broadcast Group, Inc., Class A	12,320	389,682
Singapore Press Holdings, Ltd.	108,600	304,296
Sky PLC	131,033	1,828,869
Surya Citra Media Tbk PT	888,200	217,320
TEGNA, Inc.	49,929	1,146,370
Telenet Group Holding NV (I)	7,696	366,370
The EW Scripps Company, Class A (I)	11,143	187,871
The Interpublic Group of Companies, Inc.	91,537	2,187,734
The New York Times Company, Class A	58,159	703,142
The Walt Disney Company	341,652	33,898,711
Thomson Reuters Corp.	51,252	2,152,322
Time Warner, Inc.	179,858	13,608,056
Time, Inc.	48,382	767,822
Toho Company, Ltd.	16,100	437,191
Tribune Publishing Company (I)	5,569	65,269
Twenty-First Century Fox, Inc., Class A	254,918	7,362,032
Twenty-First Century Fox, Inc., Class B	98,055	2,867,128
Viacom, Inc., Class B	78,813	3,496,933
Vivendi SA	178,382	3,533,522
Wolters Kluwer NV	42,579	1,697,874
World Wrestling
Entertainment, Inc., Class A (L)	5,588	98,181
WPP PLC	165,009	3,805,413
		168,073,092
Multiline retail - 0.5%
Big Lots, Inc.	22,316	1,167,127
Canadian Tire Corp., Ltd., Class A	10,448	1,140,926
Dollar General Corp.	57,356	5,156,304
Dollar Tree, Inc. (I)	46,306	4,192,545
Dollarama, Inc.	17,438	1,200,787
Don Quijote Company, Ltd.	16,800	535,458
El Puerto de Liverpool SAB de CV	7,790	83,785
Fred’s, Inc., Class A	6,992	102,643
Harvey Norman Holding, Ltd.	81,443	267,816
Hyundai Department Store Company, Ltd.	2,097	233,096
Isetan Mitsukoshi Holdings, Ltd.	50,640	491,085
J Front Retailing Company, Ltd.	34,200	406,603
J.C. Penney Company, Inc. (I)(L)	81,460	634,573
Kohl’s Corp.	37,466	1,350,275
Lojas Americanas SA	33,103	98,752
Lojas Renner SA	115,260	666,630
Lotte Shopping Company, Ltd.	1,532	293,280
Macy’s, Inc.	61,150	2,030,792
Marks & Spencer Group PLC	207,983	1,143,667
Marui Group Company, Ltd.	31,900	465,290
Matahari Department Store Tbk PT	346,100	479,825
Next PLC	18,469	1,453,163
Nordstrom, Inc. (L)	25,312	961,350
Ollie’s Bargain Outlet Holdings, Inc. (I)	1,975	49,513
Ryohin Keikaku Company, Ltd.	3,400	778,361
SACI Falabella	60,039	421,559
Shinsegae Company, Ltd.	945	164,490
Takashimaya Company, Ltd.	41,000	288,333
Target Corp.	118,764	8,168,588
Tuesday Morning Corp. (I)	8,467	57,576
Woolworths Holdings, Ltd.	74,958	396,803
		34,880,995
Specialty retail - 1.9%
Aaron’s, Inc.	17,197	431,645
ABC-Mart, Inc.	3,900	251,328
Abercrombie & Fitch Company, Class A	30,762	611,856
Advance Auto Parts, Inc.	14,467	2,225,603
America’s Car-Mart, Inc. (I)(L)	1,778	42,281
American Eagle Outfitters, Inc.	78,227	1,223,470
Asbury Automotive Group, Inc. (I)	4,709	264,175
Ascena Retail Group, Inc. (I)	77,477	559,384
AutoNation, Inc. (I)	14,555	734,154
AutoZone, Inc. (I)	5,955	4,538,901
Barnes & Noble Education, Inc. (I)	6,041	57,390
Barnes & Noble, Inc.	9,447	109,869
Bed Bath & Beyond, Inc. (I)	32,270	1,444,083
Best Buy Company, Inc.	55,541	1,786,754
Big 5 Sporting Goods Corp.	3,634	30,453
Boot Barn Holdings, Inc. (I)	2,502	19,040
Build-A-Bear Workshop, Inc. (I)	2,583	35,749
Burlington Stores, Inc. (I)	13,971	843,290
Cabela’s, Inc. (I)	12,845	623,753
Caleres, Inc.	8,105	198,248
CarMax, Inc. (I)(L)	38,611	2,071,866

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Chico’s FAS, Inc.	60,613	$657,651
Citi Trends, Inc.	2,973	46,230
Conn’s, Inc. (I)(L)	4,586	50,950
CST Brands, Inc.	20,123	763,265
Destination XL Group, Inc. (I)	7,641	35,760
Dick’s Sporting Goods, Inc.	23,973	1,028,442
Dixons Carphone PLC	124,269	790,875
Dufry AG (I)	5,593	751,529
Express, Inc. (I)	15,642	227,435
Fast Retailing Company, Ltd.	7,600	2,035,132
Five Below, Inc. (I)	10,102	422,870
Foot Locker, Inc.	27,090	1,514,873
Francesca’s Holdings Corp. (I)	7,892	82,235
GameStop Corp., Class A	30,656	892,090
Genesco, Inc. (I)	4,125	266,475
GOME Electrical Appliances Holdings, Ltd.	933,795	111,907
Group 1 Automotive, Inc.	4,315	268,307
Guess?, Inc.	28,355	447,158
Haverty Furniture Companies, Inc.	3,840	71,386
Hennes & Mauritz AB, B Shares	140,092	4,300,148
Hibbett Sports, Inc. (I)(L)	4,212	145,482
Hikari Tsushin, Inc.	2,700	219,011
Home Product Center PCL	685,973	169,747
Hotai Motor Company, Ltd.	29,000	276,340
Hotel Shilla Company, Ltd. (L)	4,685	258,874
Industria de Diseno Textil SA	135,177	4,566,876
Kingfisher PLC	291,102	1,545,151
Kirkland’s, Inc.	3,329	44,242
L Brands, Inc.	50,209	3,441,827
Lithia Motors, Inc., Class A	4,215	347,063
Lowe’s Companies, Inc.	180,454	14,459,779
Lumber Liquidators Holdings, Inc. (I)(L)	5,206	68,199
MarineMax, Inc. (I)	4,905	83,287
Mattress Firm Holding Corp. (I)(L)	3,840	129,715
Monro Muffler Brake, Inc.	5,894	371,027
Mr. Price Group, Ltd.	18,383	215,714
Murphy USA, Inc. (I)	10,426	708,864
Nitori Holdings Company, Ltd.	10,500	1,060,458
O’Reilly Automotive, Inc. (I)	19,164	5,067,537
Office Depot, Inc. (I)	131,484	470,713
Outerwall, Inc. (L)	3,220	132,825
Party City Holdco, Inc. (I)	4,740	66,076
Pier 1 Imports, Inc.	15,614	87,438
Rent-A-Center, Inc.	10,014	131,884
Restoration Hardware Holdings, Inc. (I)(L)	15,766	524,377
Ross Stores, Inc.	79,849	4,263,937
Sanrio Company, Ltd. (L)	7,000	128,697
Select Comfort Corp. (I)	9,275	207,946
Shimamura Company, Ltd.	3,200	413,566
Shoe Carnival, Inc.	2,821	65,729
Signet Jewelers, Ltd.	15,669	1,550,761
Sonic Automotive, Inc., Class A	5,674	101,338
Sports Direct International PLC (I)	36,378	197,390
Sportsman’s Warehouse Holdings, Inc. (I)	3,353	28,970
Stage Stores, Inc. (L)	6,258	34,607
Staples, Inc.	127,294	1,120,187
Stein Mart, Inc.	5,956	41,394
Tailored Brands, Inc.	9,093	125,392
The Buckle, Inc. (L)	5,280	130,574
The Cato Corp., Class A	4,908	185,768
The Children’s Place, Inc.	3,802	267,965
The Container Store Group, Inc. (I)(L)	3,503	18,846
The Finish Line, Inc., Class A	8,581	155,574
The Foschini Group, Ltd.	15,692	139,677
The Gap, Inc.	44,506	800,663
The Home Depot, Inc.	250,016	33,032,114
The TJX Companies, Inc.	132,021	10,049,439
Tiffany & Company	21,989	1,362,438
Tile Shop Holdings, Inc. (I)	5,128	93,586
Tractor Supply Company	26,353	2,532,523
Truworths International, Ltd.	33,418	200,007
Ulta Salon Cosmetics & Fragrance, Inc. (I)	12,564	2,927,538
Urban Outfitters, Inc. (I)	17,138	488,947
USS Company, Ltd.	31,200	490,644
Vitamin Shoppe, Inc. (I)	5,103	154,315
West Marine, Inc. (I)	3,795	34,838
Williams-Sonoma, Inc.	21,997	1,166,721
Winmark Corp.	446	43,820
Yamada Denki Company, Ltd.	96,500	452,812
Zumiez, Inc. (I)	3,816	56,782
		130,526,021
Textiles, apparel and luxury goods - 1.1%
adidas AG	32,255	4,129,234
ANTA Sports Products, Ltd.	77,000	167,699
Asics Corp.	23,000	519,094
Belle International Holdings, Ltd.	367,888	216,616
Burberry Group PLC	56,871	883,097
Carter’s, Inc.	13,771	1,384,536
CCC SA	1,731	74,795
Cherokee, Inc. (I)	1,710	24,128
Christian Dior SA	8,441	1,377,507
Cie Financiere Richemont SA	72,929	4,298,624
Coach, Inc.	71,282	2,809,936
Columbia Sportswear Company	5,315	282,599
Crocs, Inc. (I)	13,778	135,576
Culp, Inc.	1,930	53,056
Deckers Outdoor Corp. (I)	14,671	771,548
Eclat Textile Company, Ltd.	20,720	222,158
Feng TAY Enterprise Company, Ltd.	33,900	141,590
Formosa Taffeta Company, Ltd.	94,000	89,829
Fossil Group, Inc. (I)(L)	11,015	306,988
G-III Apparel Group, Ltd. (I)	7,409	289,840
Gildan Activewear, Inc.	34,527	1,028,688
Hanesbrands, Inc.	100,541	2,721,645
Hermes International SA (L)	4,068	1,471,397
Hugo Boss AG	10,384	639,124
Iconix Brand Group, Inc. (I)(L)	9,068	69,914
Kate Spade & Company (I)	34,092	745,251
Kering	11,666	1,884,828
Li & Fung, Ltd.	739,200	376,597
LPP SA	96	131,439
Luxottica Group SpA	26,223	1,421,667
LVMH Moet Hennessy Louis Vuitton SA	42,969	6,878,972
Michael Kors Holdings, Ltd. (I)	46,036	1,966,658
Movado Group, Inc.	2,963	60,801
NIKE, Inc., Class B	346,738	19,146,872
Oxford Industries, Inc.	2,697	170,909
Pandora A/S	14,832	2,204,440
Pegas Nonwovens SA	553	18,133
Perry Ellis International, Inc. (I)	2,443	47,296
Pou Chen Corp.	263,000	352,134
PVH Corp.	21,022	1,971,864
Ralph Lauren Corp.	14,913	1,406,743
Ruentex Industries, Ltd.	65,000	95,471
Sequential Brands Group, Inc. (I)(L)	8,201	66,100
Shenzhou International Group Holdings, Ltd.	42,000	211,739

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
Skechers U.S.A., Inc., Class A (I)	34,776	$1,083,968
Steven Madden, Ltd. (I)	10,423	357,613
Superior Uniform Group, Inc.	1,526	27,010
The Swatch Group AG	7,032	408,078
The Swatch Group AG, Bearer Shares (L)	4,335	1,275,262
Tumi Holdings, Inc. (I)	10,414	279,408
Under Armour, Inc., Class A (I)(L)	46,690	1,761,614
Under Armour, Inc., Class C (I)	46,559	1,628,168
Unifi, Inc. (I)	2,841	71,394
Vera Bradley, Inc. (I)	3,999	61,265
VF Corp.	87,228	5,436,049
Vince Holding Corp. (I)	4,271	24,046
Wolverine World Wide, Inc.	19,211	349,832
Yue Yuen Industrial Holdings, Ltd.	88,000	332,006
		76,362,845
		849,640,948
Consumer staples - 8.8%
Beverages - 1.7%
AMBEV SA	853,205	4,512,051
Anadolu Efes Biracilik Ve Malt Sanayii AS	34,096	215,941
Anheuser-Busch InBev NV	122,687	15,507,136
Arca Continental SAB de CV	17,000	112,601
Asahi Group Holdings, Ltd.	55,100	1,867,373
Brown-Forman Corp., Class B	14,405	1,412,698
Carlsberg A/S, Class B (L)	14,360	1,385,176
China Resources Beer Holdings Company, Ltd.	94,855	205,671
Cia Cervecerias Unidas SA	19,808	214,638
Coca-Cola Amatil, Ltd.	83,621	537,668
Coca-Cola Bottling Company Consolidated	872	107,692
Coca-Cola European Partners PLC	29,992	1,163,990
Coca-Cola Femsa SAB de CV, Series L	21,000	168,633
Coca-Cola HBC AG (I)	25,466	495,159
Coca-Cola Icecek AS	13,638	166,220
Constellation Brands, Inc., Class A	25,221	3,862,596
Craft Brew Alliance, Inc. (I)	2,472	23,435
Diageo PLC	320,728	8,703,014
Dr. Pepper Snapple Group, Inc.	26,853	2,454,364
Fomento Economico Mexicano SAB de CV	77,100	700,539
Heineken Holding NV	14,458	1,186,514
Heineken NV	32,693	3,037,387
Kirin Holdings Company, Ltd.	116,900	1,956,760
Lotte Chilsung Beverage Company, Ltd.	86	140,068
MGP Ingredients, Inc.	1,955	63,968
Molson Coors Brewing Company, Class B	26,352	2,613,591
Monster Beverage Corp. (I)	21,535	3,230,250
National Beverage Corp. (I)	2,138	111,347
PepsiCo, Inc.	207,238	20,966,268
Pernod Ricard SA	32,619	3,554,883
Remy Cointreau SA	3,777	313,799
SABMiller PLC	123,870	7,707,002
Suntory Beverage & Food, Ltd.	19,500	912,210
The Boston Beer Company, Inc., Class A (I)	4,209	654,079
The Coca-Cola Company	558,690	24,917,574
Treasury Wine Estates, Ltd.	108,314	808,307
Tsingtao Brewery Company, Ltd., H Shares	28,800	103,585
		116,094,187
Food and staples retailing - 2.1%
Aeon Company, Ltd.	92,800	1,402,697
Alimentation Couche-Tard, Inc., Class B	60,632	2,667,836
BGF retail Co, Ltd.	1,223	225,346
Bid Corp., Ltd. (I)	23,861	459,419
BIM Birlesik Magazalar AS	34,511	676,416
Carrefour SA	85,178	2,308,600
Casey’s General Stores, Inc.	17,572	2,112,330
Casino Guichard Perrachon SA (L)	8,612	512,454
Cencosud SA	155,831	410,449
Colruyt SA	10,613	630,291
Costco Wholesale Corp.	98,520	14,656,820
CP ALL PCL	580,200	806,923
CVS Health Corp.	246,044	23,730,944
Delhaize Group SA	15,666	1,641,840
Distribuidora Internacional
de Alimentacion SA	75,145	449,329
Dongsuh Company, Inc.	4,882	136,401
E-MART, Inc.	3,052	465,833
Empire Company, Ltd.	24,632	422,070
Eurocash SA	6,197	76,980
FamilyMart Company, Ltd.	8,000	418,432
George Weston, Ltd.	7,894	682,459
Grupo Comercial Chedraui SA de CV	12,600	31,424
GS Retail Company, Ltd.	3,755	166,606
ICA Gruppen AB (L)	11,476	404,102
Ingles Markets, Inc., Class A	2,515	93,759
J Sainsbury PLC	171,224	665,687
Jeronimo Martins SGPS SA	32,756	530,992
Koninklijke Ahold NV	117,821	2,612,075
Lawson, Inc.	9,000	708,865
Loblaw Companies, Ltd.	33,292	1,804,295
Massmart Holdings, Ltd.	8,326	63,319
Metro AG	27,608	908,081
Metro, Inc.	35,540	1,204,135
Natural Grocers by Vitamin Cottage, Inc. (I)	1,844	24,433
Performance Food Group Company (I)	3,162	78,512
Pick n Pay Stores, Ltd.	17,594	80,085
President Chain Store Corp.	66,000	500,241
PriceSmart, Inc.	3,609	319,721
Raia Drogasil SA	38,486	614,950
Seven & I Holdings Company, Ltd.	107,400	4,569,345
Shoprite Holdings, Ltd.	34,520	362,251
Smart & Final Stores, Inc. (I)	4,525	71,812
SpartanNash Company	7,005	208,119
Sprouts Farmers Market, Inc. (I)	37,614	931,323
Sun Art Retail Group, Ltd.	184,500	115,885
SUPERVALU, Inc. (I)	119,866	554,980
Sysco Corp.	117,646	5,659,949
Tesco PLC	1,038,336	2,472,144
The Andersons, Inc.	5,399	193,176
The Chefs’ Warehouse, Inc. (I)	3,560	54,041
The Jean Coutu Group PJC, Inc.	12,751	201,570
The Kroger Company	218,347	7,808,089
The SPAR Group, Ltd.	13,469	173,426
United Natural Foods, Inc. (I)	22,768	848,336
Village Super Market, Inc., Class A	1,471	39,864
Wal-Mart de Mexico SAB de CV	217,300	505,671
Wal-Mart Stores, Inc.	351,436	24,874,640
Walgreens Boots Alliance, Inc.	193,282	14,960,027
Weis Markets, Inc.	2,056	103,150
Wesfarmers, Ltd.	163,107	4,782,709
Whole Foods Market, Inc.	72,715	2,352,330
WM Morrison Supermarkets PLC	281,478	807,022
Woolworths, Ltd.	184,231	2,940,381
		141,295,391
Food products - 1.9%
Ajinomoto Company, Inc.	80,300	1,925,220

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Alico, Inc.	889	$27,070
Amplify Snack Brands, Inc. (I)(L)	2,889	37,701
Archer-Daniels-Midland Company	85,370	3,651,275
Aryzta AG (I)	12,111	482,275
Associated British Foods PLC	45,484	1,938,022
Astra Agro Lestari Tbk PT (I)	63,720	65,863
B&G Foods, Inc.	11,594	498,426
Barry Callebaut AG (I)	302	357,169
BRF SA	118,210	1,493,981
Cal-Maine Foods, Inc. (L)	5,770	256,765
Calavo Growers, Inc.	2,741	155,168
Calbee, Inc.	10,500	384,521
Campbell Soup Company	25,795	1,562,403
Charoen Pokphand Foods PCL	457,100	374,199
Charoen Pokphand Indonesia Tbk PT	1,108,603	283,644
China Huishan Dairy Holdings Company, Ltd.	298,500	117,644
China Mengniu Dairy Company, Ltd.	215,996	357,558
Chocoladefabriken Lindt & Sprungli AG	136	838,273
Chocoladefabriken Lindt & Sprungli AG	14	1,035,105
CJ CheilJedang Corp.	1,106	355,021
ConAgra Foods, Inc.	62,275	2,845,968
Danone SA	90,490	6,357,118
Darling Ingredients, Inc. (I)	30,814	472,995
Dean Foods Company	41,950	766,846
Farmer Brothers Company (I)	1,509	42,629
Felda Global Ventures Holdings BHD	99,700	33,074
Flowers Foods, Inc.	49,719	932,231
Fresh Del Monte Produce, Inc.	6,139	321,499
Freshpet, Inc. (I)(L)	4,588	42,485
General Mills, Inc.	85,084	5,341,574
Genting Plantations BHD	16,400	41,290
Golden Agri-Resources, Ltd.	504,340	142,717
Gruma SAB de CV, Class B	7,970	114,031
Grupo Bimbo SAB de CV, Series A	69,600	205,179
Grupo Lala SAB de CV	26,500	63,706
Hormel Foods Corp.	38,735	1,332,871
Indofood CBP Sukses Makmur Tbk PT (I)	176,500	208,812
Indofood Sukses Makmur Tbk PT (I)	639,717	324,463
Ingredion, Inc.	19,132	2,246,288
Inventure Foods, Inc. (I)	4,278	32,042
IOI Corp. BHD	209,300	210,124
J&J Snack Foods Corp.	2,782	293,501
JBS SA	130,081	359,976
John B. Sanfilippo & Son, Inc.	1,541	72,920
Kellogg Company	36,153	2,688,699
Kerry Group PLC, Class A	2,564	231,667
Kerry Group PLC, Class A	12,885	1,163,170
Kikkoman Corp.	21,000	749,222
Kuala Lumpur Kepong BHD	30,900	172,376
Lancaster Colony Corp.	8,616	1,044,518
Landec Corp. (I)	5,251	60,807
Limoneira Company (L)	2,552	41,980
Lotte Confectionery Company, Ltd.	780	142,059
M Dias Branco SA	6,134	155,506
McCormick & Company, Inc.	16,538	1,605,344
Mead Johnson Nutrition Company	26,712	2,197,863
MEIJI Holdings Company, Ltd.	17,400	1,558,081
Mondelez International, Inc., Class A	224,953	10,008,159
Nestle SA	444,827	32,872,547
NH Foods, Ltd.	24,000	557,552
Nisshin Seifun Group, Inc.	30,400	514,433
Nissin Food Products Company, Ltd.	9,200	459,561
Omega Protein Corp. (I)	4,074	80,421
Orion Corp.	502	408,593
Orkla ASA	97,185	879,395
Ottogi Corp.	169	120,167
Pioneer Foods, Ltd.	9,755	101,345
Post Holdings, Inc. (I)	28,476	2,164,461
PPB Group BHD	34,600	136,722
Sanderson Farms, Inc. (L)	4,138	371,220
Saputo, Inc.	37,946	1,156,017
Seaboard Corp. (I)	32	96,640
Seneca Foods Corp., Class A (I)	1,495	46,674
Snyder’s-Lance, Inc.	33,946	1,049,271
Standard Foods Corp.	37,016	88,128
Tate & Lyle PLC	58,752	535,121
Thai Union Group PCL	255,000	157,732
The Hain Celestial Group, Inc. (I)	27,439	1,356,584
The Hershey Company	20,573	1,910,203
The J.M. Smucker Company	17,162	2,216,472
The Kraft Heinz Company	85,264	7,093,112
The WhiteWave Foods Company (I)	46,931	2,095,469
Tiger Brands, Ltd.	12,293	271,837
Tingyi Cayman Islands Holding Corp.	154,000	140,074
Tootsie Roll Industries, Inc. (L)	8,411	301,030
Toyo Suisan Kaisha, Ltd.	12,700	489,276
TreeHouse Foods, Inc. (I)	25,455	2,410,589
Tyson Foods, Inc., Class A	42,020	2,680,036
Ulker Biskuvi Sanayi AS	25,899	187,126
Uni-President Enterprises Corp.	553,943	1,054,271
Universal Robina Corp.	112,190	467,583
Want Want China Holdings, Ltd.	454,000	322,746
WH Group, Ltd. (S)	736,000	565,440
Wilmar International, Ltd.	138,400	334,171
Yakult Honsha Company, Ltd.	12,600	613,979
Yamazaki Baking Company, Ltd.	15,000	366,523
		127,493,614
Household products - 1.4%
Central Garden & Pet Company, Class A (I)	7,920	144,382
Church & Dwight Company, Inc.	27,458	2,704,064
Colgate-Palmolive Company	188,999	13,307,420
Energizer Holdings, Inc.	16,455	778,815
Henkel AG & Company, KGaA	16,043	1,683,996
HRG Group, Inc. (I)	14,735	193,471
Kimberly-Clark Corp.	76,396	9,705,348
Kimberly-Clark de Mexico SAB de CV	62,000	147,200
Oil-Dri Corp. of America	983	31,957
Orchids Paper Products Company	1,792	56,914
Reckitt Benckiser Group PLC	81,227	8,086,904
Svenska Cellulosa AB SCA, B Shares	89,192	2,858,148
The Clorox Company	27,404	3,522,510
The Procter & Gamble Company	561,598	45,511,902
Unicharm Corp.	53,200	1,033,524
Unilever Indonesia Tbk PT	223,745	705,660
WD-40 Company	2,698	300,476
		90,772,691
Personal products - 0.6%
Amorepacific Corp.	4,612	1,613,005
AMOREPACIFIC Group	4,078	570,794
Avon Products, Inc.	115,887	451,959
Beiersdorf AG	15,454	1,405,688
Edgewell Personal Care Company (I)	15,798	1,254,835
Elizabeth Arden, Inc. (I)(L)	5,502	50,508
Hengan International Group Company, Ltd.	57,000	515,558
Hypermarcas SA	62,579	493,553

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Personal products (continued)
Inter Parfums, Inc.	3,225	$94,299
Kao Corp.	71,800	3,926,603
Kose Corp.	4,300	382,916
L’Oreal SA	38,689	7,279,956
LG Household & Health Care, Ltd.	1,344	1,189,183
Medifast, Inc.	2,070	66,054
Natura Cosmeticos SA	30,840	192,195
Natural Health Trends Corp. (L)	1,372	40,954
Nutraceutical International Corp. (I)	1,684	39,894
Revlon, Inc., Class A (I)	2,187	68,191
Shiseido Company, Ltd.	51,300	1,339,830
The Estee Lauder Companies, Inc., Class A	46,989	4,312,650
Unilever NV	230,643	10,355,809
Unilever PLC	163,520	7,448,284
USANA Health Sciences, Inc. (I)(L)	988	119,202
		43,211,920
Tobacco - 1.1%
Altria Group, Inc.	280,764	17,867,821
British American Tobacco Malaysia BHD	9,398	113,938
British American Tobacco PLC	237,803	14,466,089
Gudang Garam Tbk PT	70,282	355,800
Hanjaya Mandala Sampoerna Tbk PT	53,100	369,290
Imperial Brands PLC	122,175	6,644,435
Japan Tobacco, Inc.	156,900	6,187,442
KT&G Corp.	15,698	1,680,562
Philip Morris International, Inc.	222,163	21,923,045
Reynolds American, Inc.	118,699	5,899,340
Swedish Match AB	28,622	977,194
Universal Corp.	4,194	229,412
Vector Group, Ltd. (L)	15,886	341,072
		77,055,440
		595,923,243
Energy - 5.1%
Energy equipment and services - 0.6%
Archrock, Inc.	13,317	101,609
Atwood Oceanics, Inc. (L)	12,202	130,195
Baker Hughes, Inc.	64,090	2,972,494
Basic Energy Services, Inc. (I)	9,714	19,039
Bristow Group, Inc.	6,624	88,828
Bumi Armada BHD	159,450	25,059
CARBO Ceramics, Inc. (L)	3,865	47,655
China Oilfield Services, Ltd., H Shares	142,000	107,312
Diamond Offshore Drilling, Inc. (L)	9,460	244,257
Dril-Quip, Inc. (I)	10,100	616,403
Ensco PLC, Class A	65,702	649,793
Era Group, Inc. (I)	4,403	42,137
Exterran Corp. (I)	6,622	82,974
Fairmount Santrol Holdings, Inc. (I)(L)	13,575	73,034
FMC Technologies, Inc. (I)	33,139	902,375
Forum Energy Technologies, Inc. (I)	11,279	189,262
Geospace Technologies Corp. (I)(L)	2,683	46,496
Gulfmark Offshore, Inc., Class A (I)(L)	5,787	18,750
Halliburton Company	125,604	5,297,977
Helix Energy Solutions Group, Inc. (I)	20,588	164,910
Helmerich & Payne, Inc. (L)	15,814	967,026
Hornbeck Offshore Services, Inc. (I)	6,369	52,926
Matrix Service Company (I)	5,038	83,480
McDermott International, Inc. (I)(L)	44,427	211,028
Nabors Industries, Ltd.	74,937	704,408
National Oilwell Varco, Inc.	55,012	1,812,645
Natural Gas Services Group, Inc. (I)	2,518	51,040
Newpark Resources, Inc. (I)	16,643	76,391
Noble Corp. PLC (L)	64,716	539,731
Nordic American Offshore, Ltd. (L)	4,389	21,769
Oceaneering International, Inc.	26,040	860,882
Oil States International, Inc. (I)	23,325	766,460
Parker Drilling Company (I)	24,665	54,263
Patterson-UTI Energy, Inc.	39,164	728,842
Petrofac, Ltd.	33,428	375,581
PHI, Inc. (I)	2,529	43,246
Pioneer Energy Services Corp. (I)	13,951	49,805
RigNet, Inc. (I)	2,522	31,348
Rowan Companies PLC, Class A	33,218	562,381
Saipem SpA (I)	926,103	378,976
Sapurakencana Petroleum BHD	234,489	90,628
Schlumberger, Ltd.	203,506	15,527,508
SEACOR Holdings, Inc. (I)	3,200	183,584
Superior Energy Services, Inc.	40,289	694,582
Technip SA	15,924	872,695
Tenaris SA	72,347	957,513
Tesco Corp.	8,041	58,860
TETRA Technologies, Inc. (I)	15,129	82,756
Tidewater, Inc. (L)	9,462	40,970
Transocean, Ltd. (L)	50,152	490,988
U.S. Silica Holdings, Inc. (L)	11,849	338,052
Unit Corp. (I)	9,723	135,830
		39,666,753
Oil, gas and consumable fuels - 4.5%
Abraxas Petroleum Corp. (I)	23,512	26,569
Adaro Energy Tbk PT	2,054,545	106,762
Alon USA Energy, Inc.	5,978	45,134
AltaGas, Ltd.	22,074	510,209
Anadarko Petroleum Corp.	74,414	3,859,110
Apache Corp.	55,358	3,163,156
ARC Resources, Ltd. (L)	50,755	834,854
Ardmore Shipping Corp.	3,512	33,294
Banpu PCL	140,800	48,017
Bill Barrett Corp. (I)(L)	9,833	69,913
Bonanza Creek Energy, Inc. (I)(L)	11,490	30,219
BP PLC	2,336,500	12,050,342
Cabot Oil & Gas Corp.	66,991	1,605,774
California Resources Corp.	10,205	15,512
Callon Petroleum Company (I)	18,284	208,255
Caltex Australia, Ltd.	38,332	904,400
Cameco Corp.	58,758	684,655
Canadian Natural Resources, Ltd.	157,016	4,666,118
Carrizo Oil & Gas, Inc. (I)	11,025	424,463
Cenovus Energy, Inc.	120,149	1,811,374
Chesapeake Energy Corp. (I)(L)	75,668	324,616
Chevron Corp.	275,647	27,840,347
China Coal Energy Company, Ltd., H Shares	217,995	98,054
China Petroleum & Chemical Corp., H Shares	2,017,639	1,371,756
China Shenhua Energy Company, Ltd.,
H Shares	267,000	424,271
Cimarex Energy Company	13,869	1,612,687
Clean Energy Fuels Corp. (I)(L)	15,222	49,472
Cloud Peak Energy, Inc. (I)(L)	13,198	25,868
CNOOC, Ltd.	1,409,716	1,678,423
Columbia Pipeline Group, Inc.	58,465	1,493,196
Concho Resources, Inc. (I)	18,881	2,291,021
ConocoPhillips	180,896	7,921,436
CONSOL Energy, Inc. (L)	60,957	936,300
Contango Oil & Gas Company (I)	3,869	41,863
Cosan SA Industria e Comercio	21,794	198,001

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Crescent Point Energy Corp.	72,499	$1,227,344
Delek Group, Ltd. (L)	667	124,723
Delek US Holdings, Inc.	10,747	148,094
Denbury Resources, Inc.	93,351	374,338
Devon Energy Corp.	74,634	2,693,541
DHT Holdings, Inc.	17,106	93,399
Dorian LPG, Ltd. (I)	4,770	42,644
Ecopetrol SA	744,907	322,930
Empresas COPEC SA	55,124	467,808
Enbridge, Inc.	131,602	5,246,618
Encana Corp.	122,630	973,484
Energen Corp.	25,828	1,229,929
Energy Absolute PCL	959,000	568,336
Energy Fuels, Inc. (I)(L)	10,590	23,404
Eni SpA	395,769	6,035,870
EOG Resources, Inc.	80,489	6,548,585
EQT Corp.	24,898	1,823,779
Evolution Petroleum Corp.	6,419	35,882
EXCO Resources, Inc. (I)(L)	33,118	29,869
Exxaro Resources, Ltd.	10,762	42,770
Exxon Mobil Corp.	607,867	54,112,320
Formosa Petrochemical Corp.	127,000	346,178
Frontline, Ltd. (L)	8,813	78,259
Galp Energia SGPS SA	59,254	775,227
GasLog, Ltd.	7,836	97,558
Gastar Exploration, Inc. (I)	17,871	16,441
Gener8 Maritime, Inc. (I)	3,261	23,577
Green Plains, Inc.	7,160	132,890
Grupa Lotos SA (I)	5,865	46,018
GS Holdings Corp.	7,010	307,897
Gulfport Energy Corp. (I)	32,740	1,006,428
Hess Corp.	38,724	2,320,729
HollyFrontier Corp.	46,969	1,256,890
Husky Energy, Inc.	52,507	606,212
Idemitsu Kosan Company, Ltd.	12,600	250,456
Imperial Oil, Ltd.	43,441	1,384,374
Inpex Corp.	134,900	1,099,475
Inter Pipeline Ltd. (L)	49,702	1,010,072
IRPC PCL	1,339,700	186,453
JX Holdings, Inc.	317,900	1,234,777
Keyera Corp. (L)	25,476	759,996
Kinder Morgan, Inc.	267,847	4,842,674
Koninklijke Vopak NV	9,758	508,491
Kunlun Energy Company, Ltd.	244,000	199,296
Lundin Petroleum AB (I)	31,761	568,830
Marathon Oil Corp.	123,257	1,610,969
Marathon Petroleum Corp.	77,454	2,697,723
Matador Resources Company (I)(L)	15,145	344,094
MOL Hungarian Oil and Gas PLC	5,778	317,800
Murphy Oil Corp.	23,671	731,671
Navios Maritime Acquisition Corp. (L)	16,941	31,510
Neste Oil OYJ	6,281	211,506
Newfield Exploration Company (I)	28,966	1,180,944
Noble Energy, Inc.	62,744	2,243,098
Nordic American Tankers, Ltd. (L)	16,220	249,301
Northern Oil and Gas, Inc. (I)(L)	13,201	57,556
Oasis Petroleum, Inc. (I)	34,018	341,541
Occidental Petroleum Corp.	111,807	8,434,720
Oil Search, Ltd.	195,436	954,768
OMV AG (L)	24,528	681,159
ONEOK, Inc.	30,713	1,328,337
Origin Energy, Ltd.	256,117	1,051,390
Pacific Ethanol, Inc. (I)	6,394	40,474
Panhandle Oil and Gas, Inc., Class A	3,568	57,373
Par Pacific Holdings, Inc. (I)	3,014	46,114
Parsley Energy, Inc., Class A (I)	18,672	486,779
PDC Energy, Inc. (I)	8,652	502,249
Pembina Pipeline Corp. (L)	53,965	1,583,127
Penn Virginia Corp. (I)(L)	11,752	329
PetroChina Company, Ltd., H Shares	1,671,739	1,144,445
Petroleo Brasileiro SA (I)	539,607	1,520,146
Petronas Dagangan BHD	16,400	93,087
Peyto Exploration & Development Corp. (L)	21,772	570,802
Phillips 66	68,712	5,521,696
Pioneer Natural Resources Company	23,901	3,831,808
Polski Koncern Naftowy Orlen SA	23,991	420,679
Polskie Gornictwo Naftowe i Gazownictwo SA	132,403	177,574
PrairieSky Royalty, Ltd. (L)	27,012	522,793
PTT Exploration & Production PCL	502,300	1,088,049
PTT PCL	139,500	1,170,205
QEP Resources, Inc.	50,795	946,311
Range Resources Corp.	24,839	1,057,893
Reliance Industries, Ltd., GDR (S)	14,767	419,383
Renewable Energy Group, Inc. (I)	8,231	75,808
Repsol SA	136,480	1,752,659
REX American Resources Corp. (I)	1,035	60,465
Ring Energy, Inc. (I)	5,649	45,700
Royal Dutch Shell PLC, A Shares	502,878	12,073,242
Royal Dutch Shell PLC, B Shares	505,492	12,135,049
RSP Permian, Inc. (I)	12,336	406,224
S-Oil Corp.	6,596	474,855
Sanchez Energy Corp. (I)(L)	10,769	84,429
Santos, Ltd.	239,675	779,037
Sasol, Ltd.	42,007	1,270,655
Scorpio Tankers, Inc.	32,993	193,999
SemGroup Corp., Class A	8,263	262,681
Seven Generations Energy, Ltd., Class A (I)	23,803	479,200
Ship Finance International, Ltd. (L)	10,542	168,988
Showa Shell Sekiyu KK	26,900	271,160
SK Innovation Company, Ltd.	9,261	1,268,426
SM Energy Company	18,116	571,016
Southwestern Energy Company (I)(L)	57,022	779,491
Spectra Energy Corp.	98,250	3,130,245
Statoil ASA	135,383	2,140,174
Suncor Energy, Inc.	227,304	6,278,225
Synergy Resources Corp. (I)	22,699	137,102
Teekay Tankers, Ltd., Class A	17,753	62,846
Tesoro Corp.	17,449	1,362,418
Thai Oil PCL	108,800	192,890
The Williams Companies, Inc.	99,838	2,212,410
TonenGeneral Sekiyu KK	38,000	359,233
Total SA (L)	337,107	16,349,476
Tourmaline Oil Corp. (I)	27,785	664,882
TransCanada Corp.	102,005	4,226,905
Tupras Turkiye Petrol Rafinerileri AS	19,912	448,754
Ultrapar Participacoes SA	64,922	1,226,181
United Tractors Tbk PT	247,137	256,756
Valero Energy Corp.	68,861	3,766,697
Veresen, Inc. (L)	43,475	340,148
Vermilion Energy, Inc. (L)	15,968	528,350
W&T Offshore, Inc. (I)(L)	9,798	20,674
Western Refining, Inc.	31,211	662,922
Westmoreland Coal Company (I)	3,865	31,268
Woodside Petroleum, Ltd.	107,068	2,112,469
World Fuel Services Corp.	18,837	865,937
WPX Energy, Inc. (I)	62,313	641,201

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Yanzhou Coal Mining Company, Ltd.,
H Shares	157,210	$84,679
		303,555,635
		343,222,388
Financials - 17.5%
Banks - 6.8%
1st Source Corp.	3,174	107,567
Access National Corp.	1,899	38,986
Agricultural Bank of China, Ltd., H Shares	1,811,700	662,055
Akbank TAS	359,044	968,739
Alior Bank SA (I)	6,704	87,840
Alliance Financial Group BHD	73,940	72,601
Ameris Bancorp	5,998	190,916
AMMB Holdings BHD	139,300	145,427
Aozora Bank, Ltd.	160,000	541,400
Arrow Financial Corp.	2,117	61,520
Associated Banc-Corp.	39,840	744,610
Australia & New Zealand Banking Group, Ltd.	421,499	7,739,259
Banc of California, Inc.	8,084	162,165
BancFirst Corp.	1,442	90,442
Banco Bilbao Vizcaya Argentaria SA	806,978	5,343,296
Banco Bradesco SA	150,936	1,023,755
Banco Comercial Portugues SA (I)(L)	5,116,024	174,425
Banco de Chile	2,914,266	293,286
Banco de Credito e Inversiones	4,037	163,664
Banco de Sabadell SA	646,981	1,105,404
Banco do Brasil SA	156,191	711,884
Banco Espirito Santo SA (I)	322,715	516
Banco Latinoamericano de
Comercio Exterior SA	5,571	148,634
Banco Popolare SC (L)	55,635	275,557
Banco Popular Espanol SA (L)	218,595	359,904
Banco Santander Brasil SA	75,426	362,770
Banco Santander Chile	8,073,081	362,944
Banco Santander SA	1,789,926	8,540,894
BancorpSouth, Inc.	40,523	968,094
Bangkok Bank PCL	21,600	98,722
Bangkok Bank PCL (Foreign Shares)	12,961	59,911
Bank Central Asia Tbk PT	1,797,630	1,708,767
Bank Danamon Indonesia Tbk PT	462,001	110,901
Bank Handlowy w Warszawie SA	2,378	44,877
Bank Hapoalim, Ltd.	149,417	770,779
Bank Leumi Le-Israel, Ltd. (I)	203,674	746,798
Bank Mandiri Persero Tbk PT	1,365,628	904,705
Bank Millennium SA (I)	48,197	55,751
Bank Negara Indonesia Persero Tbk PT	1,055,653	370,654
Bank of America Corp.	1,330,190	19,673,510
Bank of China, Ltd., H Shares	6,284,321	2,565,962
Bank of Communications Company, Ltd.,
H Shares	691,076	428,413
Bank of East Asia, Ltd.	149,493	551,173
Bank of Hawaii Corp.	11,474	824,407
Bank of Ireland (I)	2,753,010	839,848
Bank of Marin Bancorp	1,128	57,336
Bank of Montreal	93,388	5,861,008
Bank of Queensland, Ltd.	53,833	451,448
Bank of the Ozarks, Inc.	36,174	1,407,530
Bank of the Philippine Islands	92,290	182,018
Bank Pekao SA	9,834	371,924
Bank Rakyat Indonesia Persero Tbk PT	1,623,777	1,227,922
Bank Zachodni WBK SA	2,665	174,228
Bankia SA	577,753	501,759
Bankinter SA	81,240	617,473
Banner Corp.	4,023	178,983
Barclays Africa Group, Ltd.	32,150	298,509
Barclays PLC	2,146,672	5,649,522
BB&T Corp.	112,513	4,092,098
BBCN Bancorp, Inc.	15,132	246,046
BDO Unibank, Inc.	208,150	449,678
Bendigo and Adelaide Bank, Ltd.	66,418	490,178
Berkshire Hills Bancorp, Inc.	5,501	151,167
Blue Hills Bancorp, Inc.	5,746	81,536
BNC Bancorp (L)	5,615	133,862
BNK Financial Group, Inc.	36,910	270,589
BNP Paribas SA	162,839	9,024,031
BOC Hong Kong Holdings, Ltd.	465,000	1,431,704
Boston Private Financial Holdings, Inc.	15,700	197,663
Bridge Bancorp, Inc.	2,946	88,292
Brookline Bancorp, Inc.	13,219	153,737
Bryn Mawr Bank Corp.	3,587	104,884
C1 Financial, Inc. (I)	1,180	28,143
CaixaBank SA	334,803	914,661
Camden National Corp.	1,523	65,519
Canadian Imperial Bank of Commerce (L)	57,908	4,493,186
Capital Bank Financial Corp., Class A	3,980	122,743
Capitec Bank Holdings, Ltd.	2,502	94,630
Cardinal Financial Corp.	6,220	141,194
Cascade Bancorp (I)	5,723	32,335
Cathay General Bancorp	34,655	1,068,067
CenterState Banks, Inc.	8,581	135,751
Central Pacific Financial Corp.	4,316	103,455
Chang Hwa Commercial Bank	540,405	274,039
Chemical Financial Corp. (L)	6,359	250,545
China CITIC Bank Corp., Ltd., H Shares	642,500	377,443
China Construction Bank Corp., H Shares	6,663,196	4,314,993
China Development Financial Holdings Corp.	1,542,000	388,138
China Everbright Bank Company, Ltd.,
H Shares	272,900	117,487
China Merchants Bank Company, Ltd.,
H Shares	363,755	744,390
China Minsheng Banking Corp., Ltd.,
H Shares	463,500	436,534
Chongqing Rural Commercial Bank, H Shares	203,000	103,995
CIMB Group Holdings BHD	367,400	390,399
Citigroup, Inc.	379,815	17,687,985
Citizens & Northern Corp.	2,910	59,015
Citizens Financial Group, Inc.	68,041	1,602,366
City Holding Company	2,937	144,383
CNB Financial Corp.	1,937	34,575
CoBiz Financial, Inc.	7,328	92,699
Columbia Banking System, Inc.	10,899	332,093
Comerica, Inc.	22,502	1,059,844
Commerce Bancshares, Inc.	22,145	1,083,555
Commerzbank AG	164,774	1,413,020
Commonwealth Bank of Australia	247,355	13,808,631
Community Bank Systems, Inc.	7,945	327,652
Community Trust Bancorp, Inc.	3,276	118,198
CommunityOne Bancorp (I)(L)	2,329	31,162
Concordia Financial Group, Ltd. (I)	165,900	773,506
ConnectOne Bancorp, Inc.	5,937	94,042
Credicorp, Ltd.	6,900	967,380
Credit Agricole SA (L)	163,407	1,641,665
CTBC Financial Holding Company, Ltd.	1,760,343	921,581
CU Bancorp (I)	2,403	55,509
Cullen/Frost Bankers, Inc. (L)	14,516	971,120

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Customers Bancorp, Inc. (I)	5,026	$135,149
CVB Financial Corp.	20,025	351,439
Danske Bank A/S	94,718	2,734,436
DBS Group Holdings, Ltd.	124,772	1,404,022
DGB Financial Group, Inc.	23,300	181,114
DNB ASA	118,560	1,516,644
E.Sun Financial Holding Company, Ltd.	820,502	458,648
Eagle Bancorp, Inc. (I)	5,602	288,447
East West Bancorp, Inc.	38,296	1,478,226
Enterprise Financial Services Corp.	3,839	109,795
Erste Group Bank AG (I)	46,794	1,251,789
Farmers Capital Bank Corp.	1,359	36,951
FCB Financial Holdings, Inc., Class A (I)	5,228	193,279
Fidelity Southern Corp.	3,851	63,002
Fifth Third Bancorp	100,919	1,904,342
Financial Institutions, Inc.	2,824	78,959
First BanCorp (I)	24,447	102,922
First Bancorp North Carolina	2,568	50,667
First Busey Corp.	4,828	107,133
First Business Financial Services, Inc.	1,950	48,224
First Citizens BancShares, Inc., Class A	1,430	370,456
First Commonwealth Financial Corp.	16,965	159,301
First Community Bancshares, Inc.	3,411	74,564
First Connecticut Bancorp, Inc.	3,581	58,084
First Financial Bancorp	11,533	228,007
First Financial Bankshares, Inc. (L)	12,110	405,806
First Financial Corp.	2,437	90,023
First Financial Holding Company, Ltd.	996,599	503,803
First Horizon National Corp.	63,269	921,197
First Interstate BancSystem, Inc., Class A	3,878	112,346
First Merchants Corp.	7,569	196,113
First Midwest Bancorp, Inc.	14,767	276,143
First NBC Bank Holding Company (I)	3,002	56,047
First Niagara Financial Group, Inc.	94,413	1,030,990
FirstMerit Corp.	74,769	1,695,761
Flushing Financial Corp.	5,237	109,244
FNB Corp.	93,028	1,245,645
Franklin Financial Network, Inc. (I)	1,143	35,433
Fukuoka Financial Group, Inc.	111,000	401,850
Fulton Financial Corp.	79,112	1,127,346
German American Bancorp, Inc.	2,988	96,184
Glacier Bancorp, Inc.	14,259	389,841
Great Southern Bancorp, Inc.	2,147	84,227
Great Western Bancorp, Inc.	7,523	255,932
Green Bancorp, Inc. (I)	3,645	30,290
Grupo Financiero Banorte SAB
de CV, Series O	103,500	542,153
Grupo Financiero Inbursa SAB
de CV, Series O	98,200	163,713
Grupo Financiero Santander Mexico SAB
de CV, Class B	77,600	140,344
Guaranty Bancorp	3,384	54,144
Hana Financial Group, Inc.	42,483	919,751
Hancock Holding Company	35,257	969,215
Hang Seng Bank, Ltd.	95,100	1,689,572
Hanmi Financial Corp.	6,075	147,866
HDFC Bank, Ltd., ADR	7,626	490,809
Heartland Financial USA, Inc.	3,603	126,465
Heritage Commerce Corp.	4,469	48,086
Heritage Financial Corp.	5,887	107,497
Heritage Oaks Bancorp	4,484	36,096
Hilltop Holdings, Inc. (I)	14,085	287,897
Hokuhoku Financial Group, Inc.	174,000	211,978
Home BancShares, Inc.	10,611	466,353
HomeTrust Bancshares, Inc. (I)	3,635	69,283
Hong Leong Bank BHD	41,400	134,008
Hong Leong Financial Group BHD	15,800	56,937
Horizon Bancorp	2,388	58,984
HSBC Holdings PLC	2,499,866	16,157,777
Hua Nan Financial Holdings Company, Ltd.	709,430	353,262
Huntington Bancshares, Inc.	102,308	1,069,119
IBERIABANK Corp.	7,175	444,850
ICICI Bank, Ltd., ADR	35,550	255,605
Independent Bank Corp.	4,481	66,498
Independent Bank Corp. (Massachusetts) (L)	4,891	241,077
Independent Bank Group, Inc.	2,013	76,534
Industrial & Commercial Bank of China, Ltd.,
H Shares	5,844,270	3,109,776
Industrial Bank of Korea	38,863	371,181
ING Groep NV	548,269	6,784,490
International Bancshares Corp.	25,051	702,430
Intesa Sanpaolo RSP	135,615	329,050
Intesa Sanpaolo SpA	1,984,317	5,092,304
Investors Bancorp, Inc.	60,494	724,113
Itau CorpBanca	17,102,356	136,719
Japan Post Bank Company, Ltd.	58,800	699,658
JPMorgan Chase & Co.	472,871	30,864,290
Kasikornbank PCL	239,559	1,179,473
KB Financial Group, Inc.	55,222	1,575,541
KBC Groep NV (I)	38,361	2,269,038
KeyCorp	107,561	1,378,932
Komercni Banka AS	8,175	321,017
Krung Thai Bank PCL	492,300	235,262
Kyushu Financial Group, Inc.	49,600	265,659
Lakeland Bancorp, Inc.	8,246	95,159
Lakeland Financial Corp.	3,136	153,884
LegacyTexas Financial Group, Inc.	8,938	240,611
Live Oak Bancshares, Inc.	1,298	20,950
Lloyds Banking Group PLC	7,283,114	7,581,331
M&T Bank Corp.	20,512	2,451,184
MainSource Financial Group, Inc.	3,818	86,210
Malayan Banking BHD	343,233	678,990
MB Financial, Inc.	14,015	506,642
mBank (I)	1,170	90,452
Mega Financial Holding Company, Ltd.	1,241,575	909,083
Mercantile Bank Corp.	3,157	77,157
Metropolitan Bank & Trust Company	41,880	77,982
MidWestOne Financial Group, Inc.	988	28,761
Mitsubishi UFJ Financial Group, Inc.	1,819,100	8,987,300
Mizrahi Tefahot Bank, Ltd.	17,868	210,036
Mizuho Financial Group, Inc.	3,369,400	5,268,440
National Australia Bank, Ltd.	380,672	7,447,472
National Bank Holdings Corp., Class A	5,722	121,593
National Bank of Canada	50,515	1,676,450
National Bankshares, Inc. (L)	1,178	39,286
National Commerce Corp. (I)	1,552	35,867
Natixis SA (L)	143,623	693,245
NBT Bancorp, Inc.	8,203	239,199
Nedbank Group, Ltd.	15,013	169,019
Nordea Bank AB	447,796	4,346,123
OFG Bancorp	9,114	83,302
Old National Bancorp	27,477	361,597
Old Second Bancorp, Inc.	5,434	39,288
Opus Bank	1,930	72,684
OTP Bank PLC	40,554	980,944
Oversea-Chinese Banking Corp., Ltd.	218,364	1,367,294

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Pacific Continental Corp.	3,692	$61,250
Pacific Premier Bancorp, Inc. (I)	4,987	124,675
PacWest Bancorp	30,448	1,269,073
Park National Corp. (L)	2,480	232,971
Park Sterling Corp.	10,014	74,604
Peapack Gladstone Financial Corp.	3,412	64,862
Penns Woods Bancorp, Inc. (L)	732	30,993
People’s United Financial, Inc.	40,480	642,822
Peoples Bancorp, Inc.	3,842	82,949
Peoples Financial Services Corp.	982	36,206
Pinnacle Financial Partners, Inc.	6,717	330,342
Powszechna Kasa Oszczednosci
Bank Polski SA	65,779	413,025
Preferred Bank	2,459	80,950
PrivateBancorp, Inc.	35,774	1,586,577
Prosperity Bancshares, Inc.	30,458	1,640,163
Public Bank BHD	177,562	822,189
QCR Holdings, Inc.	2,301	62,794
Raiffeisen Bank International AG (I)	18,873	252,354
Regions Financial Corp.	165,777	1,629,588
Renasant Corp.	7,604	261,654
Republic Bancorp, Inc., Class A	2,050	56,847
Resona Holdings, Inc.	315,500	1,190,787
RHB Capital BHD	45,116	66,659
Royal Bank of Canada	213,983	12,863,293
Royal Bank of Scotland Group PLC (I)	443,887	1,580,553
S&T Bancorp, Inc.	6,633	171,596
Sandy Spring Bancorp, Inc.	4,793	140,866
Seacoast Banking Corp. of Florida (I)	4,667	78,592
ServisFirst Bancshares, Inc. (L)	4,127	214,769
Seven Bank, Ltd.	85,000	311,105
Shinhan Financial Group Company, Ltd.	60,939	2,020,960
Shinsei Bank, Ltd.	256,000	407,971
Siam Commercial Bank PCL	211,009	789,851
Sierra Bancorp	2,653	45,817
Signature Bank (I)	14,177	1,913,895
Simmons First National Corp., Class A	5,658	268,642
SinoPac Financial Holdings Company, Ltd.	1,127,701	330,785
Skandinaviska Enskilda Banken AB, Series A	223,880	2,146,437
Societe Generale SA (L)	111,720	4,610,030
South State Corp.	4,568	331,134
Southside Bancshares, Inc.	5,123	151,076
Southwest Bancorp, Inc.	3,994	67,778
Standard Bank Group, Ltd.	92,777	731,844
Standard Chartered PLC	418,419	3,196,315
State Bank Financial Corp.	7,079	153,897
State Bank of India, GDR (I)	10,258	309,831
Sterling Bancorp	22,308	367,190
Stock Yards Bancorp, Inc.	4,313	125,192
Stonegate Bank	2,421	77,375
Suffolk Bancorp	2,143	54,196
Sumitomo Mitsui Financial Group, Inc.	181,600	5,867,392
Sumitomo Mitsui Trust Holdings, Inc.	474,000	1,635,187
Sun Bancorp, Inc. (I)	2,079	43,139
SunTrust Banks, Inc.	65,062	2,851,017
Suruga Bank, Ltd.	25,800	573,235
SVB Financial Group (I)	13,736	1,513,707
Svenska Handelsbanken AB, A Shares	220,208	2,820,412
Swedbank AB, A Shares	133,254	2,933,447
Synovus Financial Corp.	33,616	1,081,427
Taishin Financial Holdings Company, Ltd.	929,422	349,985
Taiwan Business Bank (I)	382,686	96,888
Taiwan Cooperative Financial
Holding Company, Ltd.	795,334	348,478
Talmer Bancorp, Inc., Class A	9,328	186,000
TCF Financial Corp.	45,403	652,441
Texas Capital Bancshares, Inc. (I)	8,602	440,766
The Bancorp, Inc. (I)	7,716	52,083
The Bank of Kyoto, Ltd.	50,000	327,611
The Bank of Nova Scotia	173,833	8,502,420
The Chiba Bank, Ltd.	100,000	520,981
The Chugoku Bank, Ltd.	22,900	258,377
The First of Long Island Corp.	2,318	69,749
The Gunma Bank, Ltd.	54,000	214,879
The Hachijuni Bank, Ltd.	58,200	255,680
The Hiroshima Bank, Ltd.	71,000	265,828
The Iyo Bank, Ltd.	34,600	228,630
The Joyo Bank, Ltd.	88,000	323,292
The PNC Financial Services Group, Inc.	64,555	5,793,166
The Shizuoka Bank, Ltd.	76,000	564,085
The Toronto-Dominion Bank	267,231	11,638,054
TMB Bank PCL	1,653,700	105,441
Tompkins Financial Corp.	2,755	183,318
Towne Bank	8,525	186,271
TriCo Bancshares	4,412	124,242
TriState Capital Holdings, Inc. (I)	4,080	53,040
Triumph Bancorp, Inc. (I)	3,146	50,525
Trustmark Corp.	30,782	762,778
Turkiye Garanti Bankasi AS	376,801	964,192
Turkiye Halk Bankasi AS	103,690	312,043
Turkiye Is Bankasi, Class C	256,767	391,873
Turkiye Vakiflar Bankasi Tao, Class D	121,126	182,814
U.S. Bancorp	210,434	9,010,784
UMB Financial Corp.	7,330	421,842
Umpqua Holdings Corp.	99,539	1,591,629
UniCredit SpA	745,257	2,387,385
Union Bankshares Corp.	8,376	227,325
Unione di Banche Italiane SCPA (L)	138,116	513,510
United Bankshares, Inc.	12,951	515,579
United Community Banks, Inc.	10,072	202,749
United Overseas Bank, Ltd.	91,214	1,207,835
Univest Corp. of Pennsylvania	4,158	83,950
Valley National Bancorp	102,267	974,605
Washington Trust Bancorp, Inc.	2,974	113,964
Webster Financial Corp.	41,040	1,607,126
Wells Fargo & Company	595,209	30,189,000
WesBanco, Inc.	7,156	233,715
WestAmerica Bancorp. (L)	4,739	230,552
Western Alliance Bancorp (I)	15,890	599,053
Westpac Banking Corp.	481,501	10,646,924
Wilshire Bancorp, Inc.	13,385	152,991
Wintrust Financial Corp.	8,851	471,493
Woori Bank Company, Ltd.	49,487	412,724
Yadkin Financial Corp.	8,026	212,448
Yamaguchi Financial Group, Inc.	28,000	271,907
Yapi ve Kredi Bankasi AS (I)	140,375	196,242
Zions Bancorporation	25,870	724,877
		463,329,073
Capital markets - 1.4%
3i Group PLC	124,889	1,014,496
Aberdeen Asset Management PLC	120,219	484,844
Affiliated Managers Group, Inc. (I)	7,072	1,227,133
Ameriprise Financial, Inc.	21,787	2,215,084
Arlington Asset Investment Corp., Class A (L)	4,345	57,789
Associated Capital Group, Inc., Class A (I)	1,253	37,527

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
BGC Partners, Inc., Class A	34,075	$316,557
BlackRock, Inc.	16,421	5,974,781
Brait SE (I)	25,772	261,539
Calamos Asset Management, Inc., Class A	3,871	29,768
CETIP SA - Mercados Organizados	39,736	467,230
China Cinda Asset Management
Company, Ltd., H Shares	695,100	227,439
China Everbright, Ltd.	74,884	144,167
China Galaxy Securities Company, Ltd.,
H Shares	265,500	234,258
CI Financial Corp. (L)	35,638	779,968
CITIC Securities Company, Ltd., H Shares	173,400	375,975
Cohen & Steers, Inc.	3,772	145,561
Coronation Fund Managers, Ltd.	15,702	67,817
Cowen Group, Inc., Class A (I)(L)	19,898	66,658
Credit Suisse Group AG (I)	251,302	3,460,304
Daiwa Securities Group, Inc.	238,000	1,377,383
Deutsche Bank AG (I)	213,190	3,811,502
Diamond Hill Investment Group, Inc.	553	99,684
E*TRADE Financial Corp. (I)	37,020	1,032,488
Eaton Vance Corp.	30,530	1,110,071
Evercore Partners, Inc., Class A	6,361	330,772
Federated Investors, Inc., Class B	25,150	812,848
Financial Engines, Inc. (L)	9,721	268,688
Franklin Resources, Inc.	48,936	1,827,760
GAMCO Investors, Inc., Class A	1,253	45,948
GF Securities Company, Ltd., H Shares (I)	108,600	252,386
Greenhill & Company, Inc.	5,472	112,833
Haitong Securities Company, Ltd., H Shares	258,400	422,900
Hargreaves Lansdown PLC	33,619	655,818
HFF, Inc., Class A	7,073	227,751
Houlihan Lokey, Inc.	2,300	55,545
Huatai Securities Company, Ltd.,
H Shares (I)(S)	117,800	248,410
ICAP PLC	70,638	440,993
IGM Financial, Inc.	16,112	471,804
INTL. FCStone, Inc. (I)	2,854	79,598
Invesco, Ltd.	54,510	1,711,614
Investec PLC	71,641	485,544
Investec, Ltd.	18,625	125,619
Investment Technology Group, Inc.	6,380	117,647
Janus Capital Group, Inc.	66,134	1,003,914
Julius Baer Group, Ltd. (I)	31,535	1,406,221
KCG Holdings, Inc., Class A (I)	6,019	84,687
Korea Investment Holdings Company, Ltd.	5,528	206,923
Ladenburg Thalmann
Financial Services, Inc. (I)	20,664	54,966
Legg Mason, Inc.	14,137	487,727
Macquarie Group, Ltd.	44,531	2,403,518
Mediobanca SpA	89,250	692,515
Mirae Asset Daewoo Company, Ltd.	25,671	170,504
Mirae Asset Securities Company, Ltd.	10,510	206,515
Moelis & Company, Class A	3,266	87,072
Morgan Stanley	198,629	5,436,476
NH Investment & Securities Company, Ltd.	19,928	151,499
Nomura Holdings, Inc.	520,000	2,231,540
Northern Trust Corp.	28,196	2,089,324
OM Asset Management PLC	4,586	69,615
Oppenheimer Holdings, Inc., Class A	2,209	34,770
Partners Group Holding AG	2,212	932,733
Piper Jaffray Companies (I)	2,694	113,768
Platinum Asset Management, Ltd.	34,827	165,338
Pzena Investment Management, Inc., Class A	2,903	25,401
Raymond James Financial, Inc.	34,073	1,910,473
RCS Capital Corp., Class A (I)	8,015	43
Safeguard Scientifics, Inc. (I)	4,255	56,294
Samsung Securities Company, Ltd.	8,132	242,766
SBI Holdings, Inc.	30,764	318,303
Schroders PLC	16,087	630,579
SEI Investments Company	36,584	1,881,881
State Street Corp.	51,855	3,269,976
Stifel Financial Corp. (I)	31,142	1,176,545
T. Rowe Price Group, Inc.	32,071	2,471,391
The Bank of New York Mellon Corp.	139,880	5,883,353
The Charles Schwab Corp.	156,212	4,776,963
The Goldman Sachs Group, Inc.	51,069	8,144,484
UBS Group AG	511,015	7,894,761
Virtu Financial, Inc., Class A	3,520	62,691
Virtus Investment Partners, Inc.	1,222	99,483
Waddell & Reed Financial, Inc., Class A	21,757	464,947
Westwood Holdings Group, Inc.	1,507	86,381
WisdomTree Investments, Inc. (L)	51,465	638,166
Yuanta Financial Holdings Company, Ltd.	1,136,187	382,586
		92,161,593
Consumer finance - 0.3%
Acom Company, Ltd. (I)	57,400	314,296
AEON Credit Service Company, Ltd.	14,900	326,815
American Express Company	106,556	7,007,123
Capital One Financial Corp.	68,584	5,023,092
Cash America International, Inc.	4,646	168,510
Credit Saison Company, Ltd.	21,300	403,141
Discover Financial Services	53,644	3,047,516
Encore Capital Group, Inc. (I)(L)	4,876	131,116
Enova International, Inc. (I)	5,325	38,766
EZCORP, Inc., Class A (I)	10,936	74,146
First Cash Financial Services, Inc.	5,256	229,635
Gentera SAB de CV	45,800	83,154
Green Dot Corp., Class A (I)	8,459	186,606
Navient Corp.	44,919	615,839
Nelnet, Inc., Class A	4,148	152,149
PRA Group, Inc. (I)	9,032	248,470
Provident Financial PLC	18,627	785,031
Regional Management Corp. (I)	2,296	39,193
Samsung Card Company, Ltd.	4,848	155,953
SLM Corp. (I)	113,457	779,450
Synchrony Financial (I)	108,076	3,371,971
World Acceptance Corp. (I)(L)	1,392	60,803
		23,242,775
Diversified financial services - 1.3%
African Bank Investments, Ltd. (I)	119,121	2,350
AMP, Ltd.	439,740	1,788,491
ASX, Ltd.	27,667	889,148
Ayala Corp.	28,090	508,308
Berkshire Hathaway, Inc., Class B (I)	243,611	34,237,090
BM&FBovespa SA	312,265	1,375,708
CBOE Holdings, Inc.	21,768	1,385,533
Chailease Holding Company, Ltd.	118,288	180,643
Challenger, Ltd.	83,465	575,798
CME Group, Inc.	43,982	4,305,398
Corp. Financiera Colombiana SA	10,991	138,321
Deutsche Boerse AG	29,698	2,604,319
Element Financial Corp.	58,130	681,770
Eurazeo SA	6,371	414,845
Exor SpA	17,633	669,301
FactSet Research Systems, Inc.	10,962	1,743,725

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Diversified financial services (continued)
Far East Horizon, Ltd.	141,000	$106,876
First Pacific Company, Ltd.	298,000	195,766
FirstRand, Ltd.	258,210	697,682
FNFV Group (I)	13,850	166,477
Fubon Financial Holding Company, Ltd.	781,736	920,980
GAIN Capital Holdings, Inc.	5,941	41,112
Groupe Bruxelles Lambert SA (L)	12,303	1,045,581
Grupo de Inversiones Suramericana SA	34,615	416,589
GT Capital Holdings, Inc.	9,890	295,010
HACI Omer Sabanci Holding AS	153,100	476,273
Hong Kong Exchanges & Clearing, Ltd.	143,715	3,441,398
Industrivarden AB, C Shares	24,516	414,662
Intercontinental Exchange, Inc.	15,450	4,188,804
Investment AB Kinnevik, B Shares (L)	34,986	926,911
Investor AB, B Shares	67,681	2,355,444
Japan Exchange Group, Inc.	78,800	1,063,368
Leucadia National Corp.	43,737	791,640
London Stock Exchange Group PLC	40,067	1,585,615
MarketAxess Holdings, Inc.	16,872	2,361,068
Marlin Business Services Corp.	1,893	28,698
Metro Pacific Investments Corp.	1,578,500	203,361
Mitsubishi UFJ Lease &
Finance Company, Ltd.	70,400	300,747
Moody’s Corp.	22,209	2,190,696
MSCI, Inc.	23,661	1,887,911
Nasdaq, Inc.	15,052	993,583
NewStar Financial, Inc. (I)	4,137	34,875
On Deck Capital, Inc. (I)	2,673	13,819
Onex Corp.	12,893	782,812
ORIX Corp.	189,400	2,611,471
Pargesa Holding SA	4,145	273,854
PICO Holdings, Inc. (I)	4,982	46,133
PSG Group, Ltd.	6,474	77,341
Remgro, Ltd.	36,803	569,123
RMB Holdings, Ltd.	55,359	186,190
S&P Global, Inc.	34,459	3,852,861
Singapore Exchange, Ltd.	56,900	320,547
Wendel SA	4,342	501,140
		87,867,166
Insurance - 3.5%
Admiral Group PLC	27,766	789,844
Aegon NV	264,611	1,359,097
Aflac, Inc.	80,724	5,607,089
Ageas	31,540	1,274,141
AIA Group, Ltd.	1,515,909	8,901,577
Alleghany Corp. (I)	4,110	2,239,251
Allianz SE	70,902	11,580,118
Ambac Financial Group, Inc. (I)	8,294	136,768
American Equity Investment Life
Holding Company	15,276	247,624
American Financial Group, Inc.	18,897	1,384,772
American International Group, Inc.	220,704	12,774,348
AMERISAFE, Inc.	3,503	212,737
Aon PLC	51,847	5,665,322
Argo Group International Holdings, Ltd.	5,595	294,556
Aspen Insurance Holdings, Ltd.	16,228	776,510
Assicurazioni Generali SpA	184,769	2,678,091
Assurant, Inc.	12,579	1,099,279
Atlas Financial Holdings, Inc. (I)	2,111	37,977
Aviva PLC	523,444	3,405,931
AXA SA	305,662	7,680,533
Baldwin & Lyons, Inc., Class B	1,990	46,646
Baloise Holding AG	7,237	894,124
BB Seguridade Participacoes SA	128,708	970,938
Brown & Brown, Inc.	30,619	1,104,121
Cathay Financial Holdings Company, Ltd.	976,466	1,125,329
China Life Insurance Company, Ltd.	397,485	303,030
China Life Insurance Company, Ltd., H Shares	599,376	1,340,548
China Pacific Insurance Group Company, Ltd.,
H Shares	214,700	737,779
China Taiping Insurance
Holdings Company, Ltd. (I)	133,800	258,891
Chubb, Ltd.	88,469	11,201,060
Cincinnati Financial Corp.	28,193	1,948,136
Citizens, Inc. (I)(L)	8,443	67,375
CNO Financial Group, Inc.	82,052	1,664,835
CNP Assurances	28,138	477,540
Crawford & Company, Class B	3,206	27,475
Direct Line Insurance Group PLC	182,037	986,885
Discovery, Ltd.	29,185	223,199
Donegal Group, Inc., Class A	1,887	30,551
Dongbu Insurance Company, Ltd.	6,131	375,624
eHealth, Inc. (I)	3,538	48,895
EMC Insurance Group, Inc.	1,535	41,015
Employers Holdings, Inc.	5,944	177,428
Endurance Specialty Holdings, Ltd.	16,385	1,112,869
Enstar Group, Ltd. (I)	1,643	256,094
Everest Re Group, Ltd.	11,362	2,035,048
Fairfax Financial Holdings, Ltd.	3,292	1,691,677
FBL Financial Group, Inc., Class A	1,871	117,705
Federated National Holding Company	2,802	60,467
Fidelity & Guaranty Life (L)	2,028	48,165
First American Financial Corp.	49,048	1,875,596
Genworth Financial, Inc., Class A (I)	132,470	490,139
Gjensidige Forsikring ASA	26,665	459,388
Great-West Lifeco, Inc.	49,248	1,327,200
Greenlight Capital Re, Ltd., Class A (I)	5,498	111,829
Hallmark Financial Services, Inc. (I)	3,040	29,701
Hannover Rueckversicherung AG	9,797	1,104,287
Hanwha Life Insurance Company, Ltd.	32,910	176,452
HCI Group, Inc.	1,614	51,245
Heritage Insurance Holdings, Inc.	4,650	61,194
Horace Mann Educators Corp.	7,734	263,420
Hyundai Marine & Fire
Insurance Company, Ltd.	9,173	243,191
Independence Holding Company	1,676	26,548
Industrial Alliance Insurance and
Financial Services, Inc.	16,741	543,714
Infinity Property & Casualty Corp.	2,140	166,770
Insurance Australia Group, Ltd.	363,544	1,540,926
Intact Financial Corp.	20,463	1,430,935
James River Group Holdings, Ltd.	2,030	71,761
Japan Post Holdings Company, Ltd.	65,500	842,706
Kemper Corp.	21,034	679,609
Legal & General Group PLC	773,031	2,675,414
Liberty Holdings, Ltd.	12,649	96,006
Lincoln National Corp.	45,916	2,105,249
Loews Corp.	51,770	2,095,650
Maiden Holdings, Ltd.	9,417	123,551
Mapfre SA	147,211	372,512
Marsh & McLennan Companies, Inc.	100,062	6,611,096
MBIA, Inc. (I)	23,018	165,730
Medibank Pvt., Ltd.	411,191	949,533
Mercury General Corp.	9,690	509,403
MetLife, Inc.	210,583	9,592,056
MMI Holdings, Ltd.	98,389	140,700

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
MS&AD Insurance Group Holdings, Inc.	73,400	$2,074,726
Muenchener Rueckversicherungs AG	26,047	4,896,921
National General Holdings Corp.	7,468	154,812
National Interstate Corp.	1,420	44,148
National Western Life Group, Inc., Class A	433	92,450
New China Life Insurance Company, Ltd.,
H Shares	65,800	226,204
NN Group NV	46,470	1,551,139
Old Mutual PLC	639,771	1,644,456
Old Republic International Corp.	64,854	1,242,603
OneBeacon Insurance Group, Ltd., Class A	4,351	56,650
People’s Insurance Company Group of
China, Ltd., H Shares	564,000	226,675
PICC Property & Casualty Company, Ltd.,
H Shares	374,780	684,814
Ping An Insurance Group Company of
China, Ltd., H Shares	417,710	1,874,401
Porto Seguro SA	22,123	161,625
Power Corp. of Canada	58,104	1,310,647
Power Financial Corp. (L)	41,248	998,369
Powszechny Zaklad Ubezpieczen SA	44,970	355,589
Primerica, Inc.	21,752	1,220,505
Principal Financial Group, Inc.	51,815	2,308,876
Prudential Financial, Inc.	85,657	6,788,317
Prudential PLC	330,855	6,596,308
QBE Insurance Group, Ltd.	202,904	1,819,961
Rand Merchant Investment Holdings, Ltd.	59,777	155,474
Reinsurance Group of America, Inc.	17,356	1,720,674
RenaissanceRe Holdings, Ltd.	11,482	1,326,286
RLI Corp.	7,976	527,293
RSA Insurance Group PLC	132,727	939,581
Safety Insurance Group, Inc.	2,819	167,477
Sampo OYJ, Class A	24,462	1,089,053
Samsung Fire & Marine
Insurance Company, Ltd.	5,144	1,199,293
Samsung Life Insurance Company, Ltd.	11,669	1,018,358
Sanlam, Ltd.	136,836	542,080
SCOR SE	24,582	822,461
Selective Insurance Group, Inc.	10,591	393,456
Shin Kong Financial Holding Company, Ltd.	1,041,568	216,957
Sompo Japan Nipponkoa Holdings, Inc.	48,500	1,356,705
Sony Financial Holdings, Inc.	25,800	312,219
St James’s Place PLC	69,247	927,762
Standard Life PLC	258,921	1,268,357
State Auto Financial Corp.	2,862	58,671
State National Companies, Inc.	5,948	64,060
Stewart Information Services Corp.	4,252	158,259
Sul America SA	34,879	144,589
Sun Life Financial, Inc.	90,640	3,139,413
Suncorp Group, Ltd.	190,731	1,785,840
Swiss Life Holding AG (I)	4,694	1,216,371
Swiss Re AG	49,789	4,474,065
T&D Holdings, Inc.	84,400	834,170
The Allstate Corp.	72,641	4,903,994
The Dai-ichi Life Insurance Company, Ltd.	155,800	2,028,906
The Hanover Insurance Group, Inc.	11,396	987,805
The Hartford Financial Services Group, Inc.	76,205	3,442,180
The Navigators Group, Inc. (I)	1,995	181,705
The Progressive Corp.	112,163	3,735,028
The Travelers Companies, Inc.	56,650	6,466,031
Third Point Reinsurance, Ltd. (I)	15,849	185,433
Tokio Marine Holdings, Inc.	98,300	3,374,018
Torchmark Corp.	21,841	1,346,061
Trupanion, Inc. (I)(L)	3,252	49,170
Tryg A/S	16,777	330,374
UnipolSai SpA (L)	194,752	389,107
United Fire Group, Inc.	3,680	151,506
United Insurance Holdings Corp.	3,287	57,720
Universal Insurance Holdings, Inc. (L)	5,947	115,610
Unum Group	45,345	1,674,137
W.R. Berkley Corp.	26,100	1,488,483
Willis Towers Watson PLC	26,540	3,397,651
XL Group PLC	55,616	1,910,410
Zurich Insurance Group AG (I)	21,222	5,136,188
		237,993,162
Real estate investment trusts - 3.4%
Acadia Realty Trust	12,777	433,140
AG Mortgage Investment Trust, Inc.	5,270	73,833
Agree Realty Corp.	3,771	160,531
Alexander’s, Inc.	366	134,084
Alexandria Real Estate Equities, Inc.	19,529	1,892,360
Altisource Residential Corp., Class B	10,829	108,507
American Assets Trust, Inc.	6,981	279,310
American Campus Communities, Inc.	34,677	1,630,513
American Capital Mortgage Investment Corp.	8,443	133,653
American Tower Corp.	94,777	10,025,511
Anworth Mortgage Asset Corp.	18,581	86,030
Apartment Investment & Management
Company, Class A	35,034	1,494,200
Apollo Commercial Real Estate Finance, Inc.	10,657	172,750
Apollo Residential Mortgage, Inc.	6,084	81,891
Ares Commercial Real Estate Corp.	5,362	64,237
Armada Hoffler Properties, Inc.	5,963	72,152
ARMOUR Residential REIT, Inc. (L)	7,531	146,101
Ascendas Real Estate Investment Trust	147,700	245,550
Ashford Hospitality Prime, Inc.	5,648	61,111
Ashford Hospitality Trust, Inc.	16,297	81,974
AvalonBay Communities, Inc.	30,638	5,511,163
BGP Holdings PLC (I)	181,302	11,095
Bluerock Residential Growth REIT, Inc.	4,260	50,864
Boston Properties, Inc.	34,327	4,312,501
Camden Property Trust	23,135	1,971,333
CapitaCommercial Trust	139,200	140,459
CapitaMall Trust	169,000	249,217
Capstead Mortgage Corp.	17,320	167,311
Care Capital Properties, Inc.	22,301	579,603
CareTrust REIT, Inc.	9,087	121,675
CatchMark Timber Trust, Inc., Class A	8,179	88,415
Cedar Realty Trust, Inc.	16,406	111,397
Chatham Lodging Trust	7,264	157,556
Chesapeake Lodging Trust	11,188	266,722
Colony Capital, Inc., Class A	20,661	378,510
Colony Starwood Homes	7,291	198,461
Communications Sales & Leasing, Inc. (I)	32,043	800,434
CorEnergy Infrastructure Trust, Inc. (L)	2,321	55,820
CoreSite Realty Corp.	4,449	337,457
Corporate Office Properties Trust	25,155	679,940
Corrections Corp. of America	31,201	1,048,354
Cousins Properties, Inc.	40,318	433,015
Crown Castle International Corp.	74,615	6,775,788
CubeSmart	32,457	1,033,431
CyrusOne, Inc.	13,505	665,932
CYS Investments, Inc.	27,602	225,508
DCT Industrial Trust, Inc.	41,807	1,803,136
Dexus Property Group	137,634	859,791
DiamondRock Hospitality Company	37,469	334,973

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real estate investment trusts (continued)
Digital Realty Trust, Inc.	32,717	$3,122,838
Douglas Emmett, Inc.	37,250	1,262,403
Duke Realty Corp.	92,051	2,178,847
DuPont Fabros Technology, Inc.	11,628	491,981
Dynex Capital, Inc.	9,702	64,906
Easterly Government Properties, Inc.	2,696	50,469
EastGroup Properties, Inc.	6,006	384,564
Education Realty Trust, Inc.	28,545	1,221,441
Emlak Konut Gayrimenkul Yatirim
Ortakligi AS	313,237	286,066
EPR Properties	27,300	1,945,944
Equinix, Inc.	15,410	5,578,420
Equity One, Inc.	38,793	1,142,842
Equity Residential	81,661	5,651,758
Essex Property Trust, Inc.	14,629	3,324,148
Extra Space Storage, Inc.	27,957	2,599,162
Federal Realty Investment Trust	15,591	2,388,385
FelCor Lodging Trust, Inc.	27,372	180,929
Fibra Uno Administracion SA de CV	100,500	217,044
First Industrial Realty Trust, Inc.	49,040	1,214,230
First Potomac Realty Trust	11,673	104,473
Fonciere Des Regions	4,316	385,780
Fortress Income Fund, Ltd.	51,693	120,108
Fortress Income Fund, Ltd., Class A	63,263	63,475
Franklin Street Properties Corp.	17,061	194,666
Gaming and Leisure Properties, Inc.	9,525	313,468
Gecina SA	5,158	727,483
General Growth Properties, Inc.	130,233	3,499,361
Getty Realty Corp.	5,239	105,933
Gladstone Commercial Corp.	4,697	78,111
Goodman Group	256,663	1,317,083
Government Properties Income Trust	13,153	257,799
Gramercy Property Trust	77,832	695,040
Growthpoint Properties, Ltd.	173,718	259,796
H&R Real Estate Investment Trust	23,042	372,861
Hammerson PLC	98,365	824,581
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.	7,039	143,103
Hatteras Financial Corp.	17,780	286,080
HCP, Inc.	104,003	3,418,579
Healthcare Realty Trust, Inc.	45,647	1,451,118
Hersha Hospitality Trust	8,603	152,445
Highwoods Properties, Inc.	42,857	2,085,422
Hospitality Properties Trust	40,329	1,032,422
Host Hotels & Resorts, Inc.	168,080	2,588,432
Hudson Pacific Properties, Inc.	13,858	389,548
Hyprop Investments, Ltd.	17,984	134,944
ICADE	4,792	345,973
Independence Realty Trust, Inc.	6,603	51,503
InfraREIT, Inc.	4,194	72,011
Intu Properties PLC	117,110	507,024
Invesco Mortgage Capital, Inc.	21,553	309,932
Investors Real Estate Trust	23,156	144,030
Iron Mountain, Inc.	53,857	1,978,706
iStar, Inc. (I)	14,671	150,084
Japan Prime Realty Investment Corp.	113	482,772
Japan Real Estate Investment Corp.	185	1,081,232
Japan Retail Fund Investment Corp.	356	826,116
Kilroy Realty Corp.	24,536	1,549,448
Kimco Realty Corp.	92,535	2,607,636
Kite Realty Group Trust	15,564	418,205
Klepierre	33,731	1,541,673
Ladder Capital Corp., Class A	8,094	99,637
Lamar Advertising Company, Class A	21,844	1,420,952
Land Securities Group PLC	100,443	1,692,842
LaSalle Hotel Properties	51,035	1,179,419
Lexington Realty Trust	38,425	363,116
Liberty Property Trust	38,911	1,452,159
Link REIT	279,925	1,717,811
LTC Properties, Inc.	6,912	322,237
Mack-Cali Realty Corp.	40,328	1,058,207
Medical Properties Trust, Inc.	106,785	1,569,740
Mid-America Apartment Communities, Inc.	20,074	2,067,421
Mirvac Group	523,136	734,201
Monmouth Real Estate
Investment Corp., Class A	11,891	141,384
Monogram Residential Trust, Inc.	30,953	313,863
National Health Investors, Inc.	6,922	483,363
National Retail Properties, Inc.	37,537	1,701,552
National Storage Affiliates Trust	4,414	92,032
New Residential Investment Corp.	42,286	574,244
New Senior Investment Group, Inc.	15,749	163,317
New York Mortgage Trust, Inc.	20,542	122,225
New York REIT, Inc.	30,421	277,744
NexPoint Residential Trust, Inc.	4,145	58,610
Nippon Building Fund, Inc.	200	1,186,686
Nippon Prologis REIT, Inc.	217	470,338
Nomura Real Estate Master Fund, Inc.	489	770,693
Omega Healthcare Investors, Inc.	44,057	1,406,299
One Liberty Properties, Inc.	2,612	59,188
Orchid Island Capital, Inc. (L)	4,048	42,018
Parkway Properties, Inc.	15,969	278,659
Pebblebrook Hotel Trust	13,414	338,301
Pennsylvania Real Estate Investment Trust	13,090	276,199
PennyMac Mortgage Investment Trust	13,734	211,366
Physicians Realty Trust	20,026	380,294
Post Properties, Inc.	14,279	864,879
Potlatch Corp.	18,614	636,227
Preferred Apartment Communities, Inc.	4,511	62,748
Prologis, Inc.	117,339	5,577,123
PS Business Parks, Inc.	3,576	353,058
Public Storage	32,926	8,353,655
QTS Realty Trust, Inc., Class A	5,057	261,295
RAIT Financial Trust	18,555	61,603
Ramco-Gershenson Properties Trust	14,830	267,088
Rayonier, Inc.	32,665	847,003
Realty Income Corp.	55,981	3,363,898
Redefine Properties Ltd.	333,028	231,817
Redwood Trust, Inc.	14,514	206,825
Regency Centers Corp.	25,977	1,989,838
Resilient, Ltd.	20,684	171,270
Resource Capital Corp.	6,096	77,602
Retail Opportunity Investments Corp.	18,568	375,445
Rexford Industrial Realty, Inc.	10,247	203,915
RioCan Real Estate Investment Trust	25,367	530,611
RLJ Lodging Trust	23,269	476,782
Rouse Properties, Inc.	6,789	123,899
Ryman Hospitality Properties	8,052	395,031
Sabra Health Care REIT, Inc.	12,326	258,106
Saul Centers, Inc.	1,876	105,394
Scentre Group	769,039	2,586,758
Segro PLC	92,193	583,450
Select Income REIT	11,589	285,437
Senior Housing Properties Trust	63,194	1,180,464
Silver Bay Realty Trust Corp.	7,011	109,652
Simon Property Group, Inc.	69,174	13,671,549

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real estate investment trusts (continued)
SL Green Realty Corp.	22,357	$2,266,106
Smart Real Estate Investment Trust	11,456	301,393
Sovran Self Storage, Inc.	17,710	1,917,462
STAG Industrial, Inc.	12,257	261,687
Stockland	345,788	1,130,754
STORE Capital Corp.	7,250	185,093
Summit Hotel Properties, Inc.	16,019	187,422
Sun Communities, Inc.	9,307	649,908
Sunstone Hotel Investors, Inc.	38,558	464,238
Suntec Real Estate Investment Trust	160,900	194,582
Tanger Factory Outlet Centers, Inc.	25,227	888,495
Taubman Centers, Inc.	16,030	1,099,177
Terreno Realty Corp.	8,066	193,100
The British Land Company PLC	123,964	1,327,380
The GEO Group, Inc.	13,759	457,624
The GPT Group	254,762	989,214
The Macerich Company	28,329	2,162,069
UDR, Inc.	59,694	2,150,775
UMH Properties, Inc.	5,617	55,833
Unibail-Rodamco SE	15,109	4,063,572
United Development Funding IV (L)	5,689	18,205
United Urban Investment Corp.	382	601,961
Universal Health Realty Income Trust	2,354	125,939
Urban Edge Properties	40,976	1,100,206
Urstadt Biddle Properties, Inc., Class A	5,464	115,618
Ventas, Inc.	75,128	4,983,240
Vicinity Centres	487,836	1,147,719
Vornado Realty Trust	39,594	3,782,019
Washington Real Estate Investment Trust	12,640	374,523
Weingarten Realty Investors	30,349	1,142,033
Welltower, Inc.	79,374	5,469,662
Western Asset Mortgage Capital Corp.	7,538	69,877
Westfield Corp. (I)	285,214	2,206,582
Weyerhaeuser Company	166,915	5,257,823
Whitestone REIT	5,594	76,526
WP Glimcher, Inc.	49,312	503,969
Xenia Hotels & Resorts, Inc.	20,974	338,101
		228,620,558
Real estate management and development - 0.7%
Aeon Mall Company, Ltd.	16,300	213,657
Alexander & Baldwin, Inc.	21,416	806,527
Altisource Portfolio Solutions SA (I)(L)	2,426	67,758
AV Homes, Inc. (I)(L)	2,767	34,754
Ayala Land, Inc.	950,000	724,430
Azrieli Group	4,901	207,887
BR Malls Participacoes SA (I)	103,366	330,384
Brookfield Asset Management, Inc. (L)	127,993	4,491,736
Bumi Serpong Damai Tbk PT	1,061,300	141,940
CapitaLand, Ltd.	183,200	397,801
CBRE Group, Inc., Class A (I)	64,921	1,937,892
Central Pattana PCL	186,500	301,061
Cheung Kong Property Holdings, Ltd.	338,948	2,124,259
China Jinmao Holdings Group, Ltd.	314,000	90,739
China Overseas Land & Investment, Ltd.	312,397	939,347
China Resources Land, Ltd.	219,211	524,530
China Vanke Company, Ltd., H Shares	104,000	247,721
City Developments, Ltd.	29,500	175,474
Consolidated-Tomoka Land Company	871	41,895
Country Garden Holdings Company, Ltd.	435,467	174,035
Daito Trust Construction Company, Ltd.	10,100	1,463,380
Daiwa House Industry Company, Ltd.	85,600	2,468,417
Dalian Wanda Commercial Properties
Company, Ltd., H Shares (S)	38,100	241,267
Deutsche Wohnen AG	51,589	1,657,918
Evergrande Real Estate Group, Ltd.	328,900	220,102
First Capital Realty, Inc.	19,185	307,522
Forestar Group, Inc. (I)	6,562	80,319
FRP Holdings, Inc. (I)	875	26,775
Global Logistic Properties, Ltd.	225,400	296,299
Guangzhou R&F Properties Company, Ltd.,
H Shares	81,600	108,469
Hang Lung Properties, Ltd.	282,000	538,776
Henderson Land Development Company, Ltd.	147,473	894,661
Highwealth Construction Corp.	86,800	130,648
Hong Kong Land Holdings, Ltd.	73,900	446,342
Hulic Company, Ltd.	42,500	418,505
Hysan Development Company, Ltd.	79,557	343,287
IOI Properties Group BHD	114,933	67,627
Jones Lang LaSalle, Inc.	11,998	1,414,084
Kennedy-Wilson Holdings, Inc.	17,261	368,005
Kerry Properties, Ltd.	82,268	205,949
LendLease Group	79,392	769,082
Lippo Karawaci Tbk PT	2,986,400	208,639
Longfor Properties Company, Ltd.	110,500	149,637
Marcus & Millichap, Inc. (I)	2,582	65,634
Megaworld Corp.	1,518,300	146,045
Mitsubishi Estate Company, Ltd.	178,000	3,409,479
Mitsui Fudosan Company, Ltd.	134,000	3,263,631
Multiplan Empreendimentos Imobiliarios SA	14,267	215,766
New Europe Property Investments PLC	15,695	183,782
New World China Land, Ltd.	214,000	214,806
New World Development Company, Ltd.	671,257	634,046
Nomura Real Estate Holdings, Inc.	17,700	315,849
NTT Urban Development Corp.	16,400	163,077
RE/MAX Holdings, Inc., Class A	2,259	91,241
Robinsons Land Corp.	207,100	128,370
Ruentex Development Company, Ltd.	106,000	122,493
Shanghai Lujiazui Finance & Trade Zone
Development Company, Ltd.	35,800	109,210
Shimao Property Holdings, Ltd.	110,000	139,205
Shui On Land, Ltd.	300,959	75,849
Sino Land Company, Ltd.	379,075	579,792
Sino-Ocean Land Holdings, Ltd.	274,858	111,274
SM Prime Holdings, Inc.	1,077,400	552,221
SOHO China, Ltd.	175,000	76,697
Sumitomo Realty &
Development Company, Ltd.	51,000	1,414,714
Summarecon Agung Tbk PT	1,384,000	161,878
Sun Hung Kai Properties, Ltd.	217,500	2,557,828
Sunac China Holdings, Ltd.	156,400	97,244
Swire Pacific, Ltd., Class A	72,500	781,622
Swire Properties, Ltd.	148,400	405,610
Swiss Prime Site AG (I)	8,830	756,868
Tejon Ranch Company (I)	2,724	63,551
The RMR Group, Inc.	1,369	40,577
The St. Joe Company (I)	10,306	179,118
The Wharf Holdings, Ltd.	172,625	934,132
Tokyo Tatemono Company, Ltd.	29,400	372,612
Tokyu Fudosan Holdings Corp.	73,200	479,825
UOL Group, Ltd.	34,300	141,428
Vonovia SE	71,583	2,454,429
Wheelock and Company, Ltd.	116,000	522,320
Yuexiu Property Company, Ltd.	574,500	73,191
		48,834,951
Thrifts and mortgage finance - 0.1%
Astoria Financial Corp.	16,224	259,260

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance (continued)
Bank Mutual Corp.	8,550	$69,341
BankFinancial Corp.	4,259	54,132
Beneficial Bancorp, Inc. (I)	15,381	211,796
BofI Holding, Inc. (I)(L)	11,362	213,265
Capitol Federal Financial, Inc.	25,676	348,680
Charter Financial Corp.	3,230	42,894
Clifton Bancorp, Inc.	5,091	76,925
Dime Community Bancshares, Inc.	5,872	107,810
Essent Group, Ltd. (I)	10,211	223,212
EverBank Financial Corp.	17,873	273,814
Federal Agricultural Mortgage Corp., Class C	2,030	73,222
First Defiance Financial Corp.	1,725	69,638
Flagstar Bancorp, Inc. (I)	3,881	94,075
Fox Chase Bancorp, Inc.	2,663	53,899
Hingham Institution for Savings	268	35,883
HomeStreet, Inc. (I)	4,418	90,834
Impac Secured Assets CMN Owner Trust (I)	1,531	21,633
Kearny Financial Corp.	17,265	225,999
Lendingtree, Inc. (I)(L)	1,147	95,488
Meridian Bancorp, Inc.	10,446	156,690
Meta Financial Group, Inc.	1,378	68,693
MGIC Investment Corp. (I)	63,311	446,343
Nationstar Mortgage Holdings, Inc. (I)	7,066	90,162
New York Community Bancorp, Inc.	129,431	2,037,244
NMI Holdings, Inc., Class A (I)	10,547	65,813
Northfield Bancorp, Inc.	9,096	141,443
Northwest Bancshares, Inc.	18,256	270,371
OceanFirst Financial Corp.	2,705	50,435
Ocwen Financial Corp. (I)	21,264	42,103
Oritani Financial Corp.	8,501	142,392
PennyMac Financial Services, Inc., Class A (I)	2,790	38,418
PHH Corp. (I)	8,625	123,165
Provident Financial Services, Inc.	11,973	244,489
Radian Group, Inc.	33,742	418,738
Stonegate Mortgage Corp. (I)	3,323	12,594
Territorial Bancorp, Inc.	1,417	37,281
TrustCo Bank Corp.	19,285	126,702
United Community Financial Corp.	9,507	57,898
United Financial Bancorp, Inc.	9,358	124,368
Walker & Dunlop, Inc. (I)	4,816	115,728
Walter Investment Management Corp. (I)(L)	6,969	34,636
Washington Federal, Inc.	41,690	1,041,833
Waterstone Financial, Inc.	4,831	69,953
WSFS Financial Corp.	5,703	202,285
		8,801,577
		1,190,850,855
Health care - 11.2%
Biotechnology - 1.6%
AbbVie, Inc.	215,707	13,574,442
ACADIA Pharmaceuticals, Inc. (I)(L)	15,694	556,038
Acceleron Pharma, Inc. (I)	4,605	157,537
Achillion Pharmaceuticals, Inc. (I)	22,017	205,859
Acorda Therapeutics, Inc. (I)	7,988	227,259
Actelion, Ltd. (I)	14,311	2,349,667
Adamas Pharmaceuticals, Inc. (I)	2,365	39,779
Aduro Biotech, Inc. (I)	1,677	20,610
Advaxis, Inc. (I)(L)	5,831	53,995
Adverum Biotechnologies, Inc. (I)	4,291	19,395
Aegerion Pharmaceuticals, Inc. (I)	5,513	9,813
Agenus, Inc. (I)	14,815	62,519
Aimmune Therapeutics, Inc. (I)(L)	2,172	33,340
Akebia Therapeutics, Inc. (I)(L)	6,169	54,966
Alder Biopharmaceuticals, Inc. (I)	4,393	132,098
Alexion Pharmaceuticals, Inc. (I)	30,166	4,552,049
AMAG Pharmaceuticals, Inc. (I)	6,436	137,988
Amgen, Inc.	100,698	15,905,249
Amicus Therapeutics, Inc. (I)(L)	21,731	153,855
Anacor Pharmaceuticals, Inc. (I)	7,627	757,361
Anthera Pharmaceuticals, Inc. (I)(L)	8,107	29,834
Applied Genetic Technologies Corp. (I)	1,824	31,373
Ardelyx, Inc. (I)	4,393	40,196
Arena Pharmaceuticals, Inc. (I)	46,024	83,303
ARIAD Pharmaceuticals, Inc. (I)	31,385	277,757
Array BioPharma, Inc. (I)	27,217	102,608
Arrowhead Pharmaceuticals, Inc. (I)(L)	11,494	70,458
Atara Biotherapeutics, Inc. (I)	3,211	58,151
Avexis, Inc. (I)	899	38,639
Axovant Sciences, Ltd. (I)	2,722	35,958
Baxalta, Inc.	91,173	4,123,755
Bellicum Pharmaceuticals, Inc. (I)(L)	1,754	20,469
BioCryst Pharmaceuticals, Inc. (I)	14,329	48,575
Biogen, Inc. (I)	29,274	8,481,556
BioSpecifics Technologies Corp. (I)	939	35,241
BioTime, Inc. (I)(L)	11,608	33,199
Blueprint Medicines Corp. (I)	1,830	34,752
Cara Therapeutics, Inc. (I)	4,037	26,079
Catalyst Pharmaceuticals, Inc. (I)	16,441	10,111
Celgene Corp. (I)	104,644	11,042,035
Celldex Therapeutics, Inc. (I)(L)	18,761	85,925
Celltrion, Inc. (I)(L)	10,061	835,764
Cellular Biomedicine Group, Inc. (I)	1,954	28,509
Cepheid, Inc. (I)	13,389	375,026
Chimerix, Inc. (I)	8,998	44,090
Clovis Oncology, Inc. (I)(L)	5,311	89,384
Coherus Biosciences, Inc. (I)	4,451	83,011
Concert Pharmaceuticals, Inc. (I)	3,018	40,170
CorMedix, Inc. (I)(L)	7,456	21,100
CSL, Ltd.	67,312	5,627,061
CTI BioPharma Corp. (I)	48,244	21,507
Curis, Inc. (I)	22,824	39,942
Cytokinetics, Inc. (I)	6,762	55,110
CytomX Therapeutics, Inc. (I)	1,592	17,194
CytRx Corp. (I)(L)	13,167	39,369
Dicerna Pharmaceuticals, Inc. (I)	3,443	12,808
Dynavax Technologies Corp. (I)	6,885	114,222
Eagle Pharmaceuticals, Inc. (I)(L)	1,609	76,476
Editas Medicine, Inc. (I)(L)	1,293	47,957
Emergent BioSolutions, Inc. (I)	5,633	247,176
Enanta Pharmaceuticals, Inc. (I)(L)	2,982	73,148
Epizyme, Inc. (I)	7,678	84,919
Esperion Therapeutics, Inc. (I)(L)	2,617	44,803
Exact Sciences Corp. (I)(L)	18,251	121,187
Exelixis, Inc. (I)(L)	42,294	274,488
FibroGen, Inc. (I)	8,996	167,865
Five Prime Therapeutics, Inc. (I)	4,210	192,481
Flexion Therapeutics, Inc. (I)	2,850	49,704
Foundation Medicine, Inc. (I)(L)	2,338	44,071
Galena Biopharma, Inc. (I)(L)	35,085	63,504
Genmab A/S (I)	7,223	1,305,478
Genocea Biosciences, Inc. (I)	4,296	20,191
Genomic Health, Inc. (I)	3,351	89,807
Geron Corp. (I)(L)	29,874	88,427
Gilead Sciences, Inc.	182,998	15,931,806
Global Blood Therapeutics, Inc. (I)(L)	1,398	33,440
Grifols SA	37,350	846,176

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Halozyme Therapeutics, Inc. (I)(L)	19,937	$200,566
Heron Therapeutics, Inc. (I)(L)	5,498	117,657
Idera Pharmaceuticals, Inc. (I)(L)	17,180	27,144
Ignyta, Inc. (I)	4,204	28,524
Immune Design Corp. (I)	2,266	28,438
ImmunoGen, Inc. (I)	16,324	92,067
Immunomedics, Inc. (I)(L)	19,270	93,267
Infinity Pharmaceuticals, Inc. (I)	9,580	50,774
Inovio Pharmaceuticals, Inc. (I)(L)	13,459	152,356
Insmed, Inc. (I)	11,642	137,376
Insys Therapeutics, Inc. (I)(L)	4,437	69,439
Ironwood Pharmaceuticals, Inc. (I)	23,705	296,075
Karyopharm Therapeutics, Inc. (I)	4,559	43,630
Keryx Biopharmaceuticals, Inc. (I)	19,683	118,295
Kite Pharma, Inc. (I)(L)	6,036	309,345
La Jolla Pharmaceutical Company (I)	2,629	42,327
Lexicon Pharmaceuticals, Inc. (I)(L)	7,787	110,653
Ligand Pharmaceuticals, Inc. (I)	3,239	387,352
Lion Biotechnologies, Inc. (I)(L)	8,983	53,000
Loxo Oncology, Inc. (I)	1,716	46,332
MacroGenics, Inc. (I)	5,954	152,184
MannKind Corp. (I)(L)	47,516	45,140
Medgenics, Inc. (I)	4,693	26,750
Merrimack Pharmaceuticals, Inc. (I)(L)	21,727	144,919
MiMedx Group, Inc. (I)(L)	20,214	159,084
Mirati Therapeutics, Inc. (I)(L)	2,243	40,666
Momenta Pharmaceuticals, Inc. (I)	11,588	136,507
Myriad Genetics, Inc. (I)(L)	12,870	436,164
Natera, Inc. (I)(L)	2,096	28,904
Navidea Biopharmaceuticals, Inc. (I)(L)	30,459	25,281
Neurocrine Biosciences, Inc. (I)	15,890	788,939
NewLink Genetics Corp. (I)	3,991	46,814
Novavax, Inc. (I)(L)	50,202	305,730
OBI Pharma, Inc. (I)	12,000	223,652
Oncocyte Corp. (I)(L)	1,088	4,635
OncoMed Pharmaceuticals, Inc. (I)	3,444	51,006
Oncothyreon, Inc. (I)	19,739	22,897
Ophthotech Corp. (I)	4,431	237,945
Organovo Holdings, Inc. (I)(L)	18,165	53,042
Osiris Therapeutics, Inc. (I)	3,999	20,015
Otonomy, Inc. (I)	3,591	52,752
OvaScience, Inc. (I)(L)	4,592	33,935
PDL BioPharma, Inc.	30,399	109,132
Peregrine Pharmaceuticals, Inc. (I)(L)	49,881	21,040
Pfenex, Inc. (I)	3,251	22,627
Portola Pharmaceuticals, Inc. (I)	9,381	257,790
Progenics Pharmaceuticals, Inc. (I)	13,385	67,260
Prothena Corp. PLC (I)(L)	6,289	305,268
PTC Therapeutics, Inc. (I)(L)	6,661	54,354
Radius Health, Inc. (I)(L)	6,163	223,470
Raptor Pharmaceutical Corp. (I)	15,404	85,184
Regeneron Pharmaceuticals, Inc. (I)	10,450	4,168,819
Regulus Therapeutics, Inc. (I)(L)	5,545	34,046
Repligen Corp. (I)	6,126	146,779
Retrophin, Inc. (I)	6,581	117,010
Rigel Pharmaceuticals, Inc. (I)	18,143	46,809
Sage Therapeutics, Inc. (I)	2,945	96,920
Sangamo BioSciences, Inc. (I)	13,418	92,584
Sarepta Therapeutics, Inc. (I)(L)	8,355	174,870
Seres Therapeutics, Inc. (I)(L)	1,671	50,849
Sorrento Therapeutics, Inc. (I)(L)	5,628	39,171
Spark Therapeutics, Inc. (I)(L)	1,722	96,346
Spectrum Pharmaceuticals, Inc. (I)	12,713	95,220
Synergy Pharmaceuticals, Inc. (I)(L)	19,374	71,103
T2 Biosystems, Inc. (I)(L)	2,462	21,222
TESARO, Inc. (I)	4,374	202,516
TG Therapeutics, Inc. (I)(L)	7,321	55,054
Trevena, Inc. (I)	5,995	43,883
Trius Therapeutics, Inc. (I)(L)	6,739	741
TrovaGene, Inc. (I)(L)	5,755	30,329
Ultragenyx Pharmaceutical, Inc. (I)	7,157	523,177
United Therapeutics Corp. (I)	12,070	1,437,175
Vanda Pharmaceuticals, Inc. (I)	7,996	83,158
Versartis, Inc. (I)(L)	4,540	41,813
Vertex Pharmaceuticals, Inc. (I)	32,983	3,072,366
Vitae Pharmaceuticals, Inc. (I)	2,720	27,282
Vital Therapies, Inc. (I)	4,194	34,097
Xencor, Inc. (I)	5,378	75,991
Zafgen, Inc. (I)	3,327	23,489
ZIOPHARM Oncology, Inc. (I)(L)	21,495	167,446
		108,619,132
Health care equipment and supplies - 1.8%
Abaxis, Inc.	4,209	193,698
Abbott Laboratories	273,496	10,838,646
ABIOMED, Inc. (I)	18,051	1,792,645
Accuray, Inc. (I)(L)	15,290	83,331
Align Technology, Inc. (I)	19,284	1,520,158
Analogic Corp.	2,290	187,780
AngioDynamics, Inc. (I)	4,844	58,176
Anika Therapeutics, Inc. (I)	2,718	128,616
Antares Pharma, Inc. (I)(L)	32,659	31,679
AtriCure, Inc. (I)	5,413	78,434
Atrion Corp.	262	102,895
Baxter International, Inc. (L)	101,705	4,389,588
Becton, Dickinson and Company	39,308	6,542,817
Boston Scientific Corp. (I)	250,252	5,683,223
C.R. Bard, Inc.	13,683	2,997,124
Cantel Medical Corp.	6,342	421,299
Cardiovascular Systems, Inc. (I)	6,204	104,786
Cerus Corp. (I)(L)	18,003	100,097
Cochlear, Ltd.	8,293	721,863
Coloplast A/S	14,924	1,128,839
ConforMIS, Inc. (I)	2,141	16,079
CONMED Corp.	5,157	205,352
CryoLife, Inc.	4,999	57,738
Cutera, Inc. (I)	2,720	28,506
Cynosure, Inc., Class A (I)	4,103	196,000
Dentsply Sirona, Inc.	44,789	2,784,084
Edwards Lifesciences Corp. (I)	39,851	3,925,324
Endologix, Inc. (I)(L)	13,890	175,986
Entellus Medical, Inc. (I)	1,245	22,335
Essilor International SA (L)	31,520	4,117,963
Exactech, Inc. (I)	2,064	50,940
GenMark Diagnostics, Inc. (I)	8,556	64,427
Getinge AB, B Shares	29,486	629,550
Glaukos Corp. (I)	1,393	33,920
Globus Medical, Inc., Class A (I)	12,725	308,454
Greatbatch, Inc. (I)	4,767	150,447
Haemonetics Corp. (I)	9,630	269,640
Halyard Health, Inc. (I)	21,151	657,585
Hartalega Holdings BHD	46,200	46,658
HeartWare International, Inc. (I)	3,300	97,020
Hill-Rom Holdings, Inc.	15,122	742,944
Hologic, Inc. (I)	45,928	1,580,382
Hoya Corp.	59,500	2,082,697
ICU Medical, Inc. (I)	2,612	271,622

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
IDEXX Laboratories, Inc. (I)	23,855	$2,088,982
Inogen, Inc. (I)	2,912	139,019
Insulet Corp. (I)	10,596	318,092
Integra LifeSciences Holdings Corp. (I)	5,227	390,509
Intuitive Surgical, Inc. (I)	6,937	4,402,983
Invacare Corp.	6,152	65,826
InVivo Therapeutics Holdings Corp. (I)(L)	6,327	42,897
K2M Group Holdings, Inc. (I)	3,444	43,050
LDR Holding Corp. (I)	4,769	100,292
LeMaitre Vascular, Inc.	2,330	32,550
LivaNova PLC (I)(L)	19,514	952,478
Masimo Corp. (I)	8,102	402,993
Medtronic PLC	261,031	21,007,775
Meridian Bioscience, Inc.	7,750	150,970
Merit Medical Systems, Inc. (I)	8,214	154,177
Natus Medical, Inc. (I)	6,144	198,636
Neogen Corp. (I)	6,930	342,134
Nevro Corp. (I)(L)	3,073	214,250
Novocure, Ltd. (I)	1,722	19,166
NuVasive, Inc. (I)	8,970	487,699
NxStage Medical, Inc. (I)	11,888	224,683
Olympus Corp.	39,100	1,643,721
OraSure Technologies, Inc. (I)	10,721	82,337
Orthofix International NV (I)	3,457	152,903
Oxford Immunotec Global PLC (I)	3,907	34,460
Penumbra, Inc. (I)	869	45,875
Quidel Corp. (I)	5,100	84,711
ResMed, Inc.	37,269	2,201,107
Rockwell Medical, Inc. (I)(L)	9,528	91,374
RTI Surgical, Inc. (I)	11,359	42,823
SeaSpine Holdings Corp. (I)	1,913	19,092
Shandong Weigao Group Medical Polymer
Company, Ltd., H Shares	156,000	89,404
Smith & Nephew PLC	114,187	1,937,498
Sonova Holding AG	7,284	972,760
St. Jude Medical, Inc.	52,642	4,125,027
STAAR Surgical Company (I)	7,420	40,291
STERIS PLC	38,570	2,677,915
Stryker Corp.	58,158	6,464,843
SurModics, Inc. (I)	2,602	57,348
Sysmex Corp.	20,800	1,507,518
Tandem Diabetes Care, Inc. (I)	3,767	24,674
Teleflex, Inc.	11,077	1,784,505
Terumo Corp.	43,200	1,804,360
The Cooper Companies, Inc.	12,878	2,096,667
The Spectranetics Corp. (I)	8,058	147,623
TransEnterix, Inc. (I)	9,357	17,123
Unilife Corp. (I)(L)	3,066	10,823
Utah Medical Products, Inc.	743	48,622
Varian Medical Systems, Inc. (I)	17,805	1,474,076
Vascular Solutions, Inc. (I)	3,226	122,878
West Pharmaceutical Services, Inc.	32,548	2,443,704
William Demant Holding A/S (I)	16,175	341,237
Wright Medical Group NV (I)	16,696	322,901
Zeltiq Aesthetics, Inc. (I)(L)	5,987	170,390
Zimmer Biomet Holdings, Inc.	33,210	4,055,273
		124,536,371
Health care providers and services - 1.8%
AAC Holdings, Inc. (I)(L)	1,585	34,093
Aceto Corp.	5,417	120,853
Addus HomeCare Corp. (I)	1,213	24,260
Adeptus Health, Inc., Class A (I)(L)	1,141	81,582
Aetna, Inc.	64,886	7,347,042
Air Methods Corp. (I)	7,316	247,793
Alfresa Holdings Corp.	25,100	525,432
Almost Family, Inc. (I)	1,417	59,245
Amedisys, Inc. (I)	5,248	266,966
AmerisourceBergen Corp.	35,573	2,667,264
AMN Healthcare Services, Inc. (I)	8,783	327,957
Amsurg Corp. (I)	24,254	1,813,957
Anthem, Inc.	48,511	6,411,214
Bangkok Dusit Medical Services PCL	545,712	367,591
BioScrip, Inc. (I)(L)	14,204	38,351
BioTelemetry, Inc. (I)	5,136	89,469
Bumrungrad Hospital PCL	43,800	241,234
Capital Senior Living Corp. (I)	5,597	102,369
Cardinal Health, Inc.	61,138	4,826,845
Centene Corp. (I)	31,535	1,966,207
Chemed Corp.	3,146	410,270
Cigna Corp.	47,497	6,084,841
Civitas Solutions, Inc. (I)	2,230	48,503
Community Health Systems, Inc. (I)	30,007	403,294
CorVel Corp. (I)	1,605	77,265
Cross Country Healthcare, Inc. (I)	6,104	83,136
DaVita HealthCare Partners, Inc. (I)	30,756	2,378,054
Diplomat Pharmacy, Inc. (I)	6,718	218,872
ExamWorks Group, Inc. (I)	7,733	269,959
Express Scripts Holding Company (I)	117,455	8,873,725
Five Star Quality Care, Inc. (I)	10,195	20,492
Fresenius Medical Care AG &
Company KGaA	33,654	2,922,771
Fresenius SE & Company KGaA	58,759	4,438,050
Genesis Healthcare, Inc. (I)	8,567	16,192
HCA Holdings, Inc. (I)	56,734	4,426,387
HealthEquity, Inc. (I)	6,787	175,172
Healthscope, Ltd.	252,180	545,931
HealthSouth Corp.	16,895	681,206
Healthways, Inc. (I)	6,068	72,816
Henry Schein, Inc. (I)	15,214	2,643,128
Humana, Inc.	27,533	4,749,718
IHH Healthcare BHD	178,709	279,575
Kindred Healthcare, Inc.	15,704	186,406
Laboratory Corp. of America Holdings (I)	18,879	2,415,568
Landauer, Inc.	1,854	73,474
LHC Group, Inc. (I)	2,427	101,934
Life Healthcare Group Holdings, Ltd.	70,444	172,205
LifePoint Health, Inc. (I)	11,479	760,943
Magellan Health Services, Inc. (I)	4,625	306,406
McKesson Corp.	42,437	7,771,912
Mediclinic International PLC (I)	23,562	299,962
Mediclinic International PLC	23,364	292,233
Medipal Holdings Corp.	19,200	331,192
MEDNAX, Inc. (I)	24,963	1,708,717
Miraca Holdings, Inc.	7,800	327,622
Molina Healthcare, Inc. (I)	18,176	880,264
National HealthCare Corp.	1,865	115,499
Netcare, Ltd.	70,294	146,091
Nobilis Health Corp. (I)(L)	6,533	17,900
Odontoprev SA	46,997	145,793
Owens & Minor, Inc.	28,271	1,054,226
Patterson Companies, Inc.	15,419	752,601
PharMerica Corp. (I)	5,633	149,669
Qualicorp SA	39,584	167,051
Quest Diagnostics, Inc.	26,504	2,045,314
Quorum Health Corp. (I)	7,501	99,388
RadNet, Inc. (I)	6,944	36,178

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Ramsay Health Care, Ltd.	20,265	$1,063,886
Ryman Healthcare, Ltd.	39,126	254,102
Select Medical Holdings Corp. (I)	19,573	247,990
Shanghai Pharmaceuticals Holding
Company, Ltd., H Shares	55,000	118,709
Sinopharm Group Company, Ltd., H Shares	94,000	436,310
Sonic Healthcare, Ltd.	56,012	866,441
Surgery Partners, Inc. (I)(L)	3,064	42,145
Surgical Care Affiliates, Inc. (I)	3,971	177,782
Suzuken Company, Ltd.	11,000	352,832
Team Health Holdings, Inc. (I)	13,376	641,647
Teladoc, Inc. (I)	2,021	23,100
Tenet Healthcare Corp. (I)	27,563	797,673
The Ensign Group, Inc.	9,419	186,967
The Providence Service Corp. (I)	2,384	113,383
Triple-S Management Corp., Class B (I)	4,472	102,767
UnitedHealth Group, Inc.	176,468	23,588,478
Universal American Corp.	8,612	70,963
Universal Health Services, Inc., Class B	16,774	2,262,142
US Physical Therapy, Inc.	2,292	132,409
VCA, Inc. (I)	21,494	1,395,605
WellCare Health Plans, Inc. (I)	19,911	2,019,374
		122,632,334
Health care technology - 0.1%
Allscripts Healthcare Solutions, Inc. (I)	50,391	679,775
Castlight Health, Inc., B Shares (I)	7,488	31,524
Cerner Corp. (I)	56,154	3,122,724
Computer Programs & Systems, Inc. (L)	2,080	86,008
Evolent Health, Inc., Class A (I)	2,375	36,385
HealthStream, Inc. (I)	4,794	112,611
HMS Holdings Corp. (I)	15,745	260,186
Imprivata, Inc. (I)	1,905	25,889
M3, Inc.	27,300	779,583
Medidata Solutions, Inc. (I)	10,300	473,182
Omnicell, Inc. (I)	6,729	217,683
Press Ganey Holdings, Inc. (I)	1,962	66,767
Quality Systems, Inc.	9,296	118,152
Vocera Communications, Inc. (I)	4,854	56,064
		6,066,533
Life sciences tools and services - 0.4%
Accelerate Diagnostics, Inc. (I)(L)	4,690	59,610
Agilent Technologies, Inc.	46,327	2,125,946
Albany Molecular Research, Inc. (I)(L)	4,741	68,839
Bio-Rad Laboratories, Inc., Class A (I)	5,548	825,820
Bio-Techne Corp.	9,898	1,087,592
Cambrex Corp. (I)	5,813	284,314
Charles River
Laboratories International, Inc. (I)	12,433	1,068,368
Fluidigm Corp. (I)	6,000	59,040
Illumina, Inc. (I)	20,738	3,003,485
INC Research Holdings, Inc., Class A (I)	2,365	102,901
Lonza Group AG (I)	7,322	1,264,754
Luminex Corp. (I)	7,978	164,267
Mettler-Toledo International, Inc. (I)	7,181	2,695,173
NanoString Technologies, Inc. (I)	2,694	36,585
NeoGenomics, Inc. (I)	10,128	90,848
Pacific Biosciences of California, Inc. (I)(L)	13,056	125,860
PAREXEL International Corp. (I)	24,515	1,541,748
PerkinElmer, Inc.	15,299	837,620
PRA Health Sciences, Inc. (I)	3,653	172,531
QIAGEN NV (I)	34,161	733,094
Sequenom, Inc. (I)(L)	25,087	25,589
Thermo Fisher Scientific, Inc.	55,883	8,481,363
Waters Corp. (I)	11,558	1,589,803
		26,445,150
Pharmaceuticals - 5.5%
Aclaris Therapeutics, Inc. (I)	1,178	23,536
Aerie Pharmaceuticals, Inc. (I)	3,957	70,712
Agile Therapeutics, Inc. (I)	3,109	24,872
Akorn, Inc. (I)	21,316	637,135
Allergan PLC (I)	77,060	18,166,895
Amphastar Pharmaceuticals, Inc. (I)	6,049	95,151
ANI Pharmaceuticals, Inc. (I)(L)	1,517	82,146
Aralez Pharmaceuticals, Inc. (I)	10,460	41,840
Aratana Therapeutics, Inc. (I)(L)	5,924	42,238
Aspen Pharmacare Holdings, Ltd. (I)	26,117	534,907
Astellas Pharma, Inc.	300,900	4,088,636
AstraZeneca PLC	161,274	9,412,224
Bayer AG	127,553	12,147,715
BioDelivery Sciences International, Inc. (I)(L)	9,276	20,871
Bristol-Myers Squibb Company	325,993	23,373,698
Carbylan Therapeutics, Inc. (I)	7,674	8,441
Catalent, Inc. (I)	41,739	1,173,701
Cempra, Inc. (I)(L)	6,640	124,766
Chelsea Therapeutics International, Ltd. (I)	9,811	785
China Medical System Holdings, Ltd.	87,000	124,496
Chugai Pharmaceutical Company, Ltd.	31,900	1,113,216
Collegium Pharmaceutical, Inc. (I)	1,541	25,766
Corcept Therapeutics, Inc. (I)(L)	12,018	71,507
CSPC Pharmaceutical Group, Ltd.	322,000	293,122
Daiichi Sankyo Company, Ltd.	90,800	2,098,081
Depomed, Inc. (I)	11,238	229,592
Dermira, Inc. (I)	2,968	94,204
Dr. Reddy’s Laboratories, Ltd., ADR (L)	7,640	360,302
Durect Corp. (I)(L)	23,835	27,887
Dyax Corp. (I)	25,454	68,471
Eisai Company, Ltd.	35,900	2,214,270
Eli Lilly & Company	190,070	14,260,952
Endo International PLC (I)	39,124	618,550
Endocyte, Inc. (I)(L)	8,119	31,826
Foamix Pharmaceuticals, Ltd. (I)(L)	4,770	34,773
Forest Laboratories, Inc. (I)	891	0
Galenica Holding AG (L)	540	713,671
GlaxoSmithKline PLC	620,806	12,974,118
Hanmi Pharm Company, Ltd.	730	387,018
Hanmi Science Company, Ltd.	1,638	211,283
Heska Corp. (I)	1,093	39,643
Hisamitsu Pharmaceutical Company, Inc.	8,100	430,733
Impax Laboratories, Inc. (I)	13,379	456,893
Innoviva, Inc. (L)	15,965	180,085
Intersect ENT, Inc. (I)	3,169	41,609
Intra-Cellular Therapies, Inc. (I)	5,011	193,926
Johnson & Johnson	538,807	60,718,161
Kalbe Farma Tbk PT	3,096,310	323,738
Kyowa Hakko Kirin Company, Ltd.	32,837	594,293
Lannett Company, Inc. (I)(L)	4,998	121,901
Luye Pharma Group, Ltd. (I)	114,300	70,592
Mallinckrodt PLC (I)	22,029	1,395,757
Merck & Company, Inc.	541,895	30,487,013
Merck KGaA	19,941	1,997,242
Mitsubishi Tanabe Pharma Corp.	32,000	534,992
Mylan NV (I)	80,432	3,485,923
Nektar Therapeutics (I)	24,574	379,423
Novartis AG	317,587	25,239,420
Novo Nordisk A/S, Class B	264,481	14,801,297

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Ocular Therapeutix, Inc. (I)(L)	3,065	$36,780
Omeros Corp. (I)(L)	7,169	83,877
Ono Pharmaceutical Company, Ltd.	58,800	2,597,372
Orion OYJ, Class B	5,093	182,782
Otsuka Holdings Company, Ltd.	55,600	2,259,593
Pacira Pharmaceuticals, Inc. (I)(L)	6,794	315,989
Paratek Pharmaceuticals, Inc. (I)	2,466	39,875
Perrigo Company PLC	28,566	2,737,765
Pfizer, Inc.	1,181,009	40,981,012
Phibro Animal Health Corp., Class A	3,304	62,743
Prestige Brands Holdings, Inc. (I)	23,664	1,278,803
Relypsa, Inc. (I)(L)	6,187	118,172
Revance Therapeutics, Inc. (I)(L)	3,522	72,201
Richter Gedeon Nyrt	23,609	473,402
Roche Holding AG	98,026	25,747,113
Sagent Pharmaceuticals, Inc. (I)	4,277	55,344
Sanofi	180,576	14,841,961
Santen Pharmaceutical Company, Ltd.	52,200	763,122
SciClone Pharmaceuticals, Inc. (I)	9,351	132,317
Shanghai Fosun Pharmaceutical Group
Company, Ltd., H Shares	33,600	87,596
Shionogi & Company, Ltd.	42,500	2,376,027
Shire PLC	75,628	4,672,622
Sino Biopharmaceutical, Ltd.	348,000	236,344
Sucampo Pharmaceuticals, Inc., Class A (I)	4,747	55,825
Sumitomo Dainippon Pharma Company, Ltd.	22,700	330,376
Supernus Pharmaceuticals, Inc. (I)	6,433	125,508
Taisho Pharmaceutical
Holdings Company, Ltd.	4,500	417,678
Takeda Pharmaceutical Company, Ltd.	112,600	4,845,866
Taro Pharmaceutical Industries, Ltd. (I)	1,100	160,732
Teligent, Inc. (I)	8,054	48,243
Tetraphase Pharmaceuticals, Inc. (I)	7,341	32,667
Teva Pharmaceutical Industries, Ltd.	131,599	6,834,978
The Medicines Company (I)(L)	12,330	463,731
TherapeuticsMD, Inc. (I)(L)	26,885	240,352
Theravance Biopharma, Inc. (I)(L)	5,390	123,970
UCB SA	19,133	1,382,145
Valeant Pharmaceuticals International, Inc. (I)	46,255	1,319,909
VIVUS, Inc. (I)	21,207	26,933
XenoPort, Inc. (I)	11,533	81,769
Yuhan Corp.	1,091	289,882
Zoetis, Inc.	89,285	4,233,895
Zogenix, Inc. (I)	4,802	48,404
		368,731,690
		757,031,210
Industrials - 11.8%
Aerospace and defense - 2.2%
AAR Corp.	6,585	160,740
Aerojet Rocketdyne Holdings, Inc. (I)	11,652	200,880
Aerovironment, Inc. (I)	3,678	105,963
Airbus Group NV	90,850	5,653,228
American Science & Engineering, Inc.	1,519	47,757
Astronics Corp. (I)	4,123	158,736
AviChina Industry & Technology
Company, Ltd., H Shares	168,000	117,912
B/E Aerospace, Inc.	27,173	1,294,522
BAE Systems PLC	402,425	2,814,639
Bombardier, Inc., Class B (I)(L)	283,779	426,312
CAE, Inc.	42,607	532,527
Cobham PLC	145,746	344,084
Cubic Corp.	4,024	164,179
Curtiss-Wright Corp.	20,148	1,676,717
DigitalGlobe, Inc. (I)	12,384	259,197
Ducommun, Inc. (I)	2,299	38,853
Embraer SA	120,508	626,951
Engility Holdings, Inc. (I)	3,453	81,249
Esterline Technologies Corp. (I)	13,380	901,946
General Dynamics Corp.	72,594	10,298,911
HEICO Corp.	3,720	247,566
HEICO Corp., Class A	7,192	396,783
Honeywell International, Inc.	190,895	21,729,578
Huntington Ingalls Industries, Inc.	12,459	1,911,335
KLX, Inc. (I)	23,872	785,150
Korea Aerospace Industries, Ltd.	8,215	461,087
Kratos Defense & Security Solutions, Inc. (I)	8,895	37,181
L-3 Communications Holdings, Inc.	19,299	2,648,016
Leonardo-Finmeccanica SpA (I)	62,851	744,920
Lockheed Martin Corp.	65,192	15,400,306
Meggitt PLC	98,660	553,344
Mercury Systems, Inc. (I)	6,376	135,490
Moog, Inc., Class A (I)	6,852	369,528
National Presto Industries, Inc. (L)	882	78,851
Northrop Grumman Corp.	44,900	9,548,883
Orbital ATK, Inc.	15,656	1,362,542
Raytheon Company	74,216	9,623,589
Rockwell Collins, Inc.	32,514	2,874,238
Rolls-Royce Holdings PLC (I)	234,778	2,127,829
Safran SA	48,079	3,373,791
Singapore Technologies Engineering, Ltd.	109,900	257,987
Sparton Corp. (I)	1,955	37,947
TASER International, Inc. (I)	9,896	221,374
Teledyne Technologies, Inc. (I)	15,684	1,539,071
Textron, Inc.	67,252	2,559,611
Thales SA	15,971	1,385,123
The Boeing Company	154,517	19,492,320
The KEYW Holding Corp. (I)(L)	6,578	58,676
Triumph Group, Inc.	13,127	495,282
United Technologies Corp.	193,005	19,412,443
Vectrus, Inc. (I)	2,102	53,412
Zodiac Aerospace	30,947	723,940
		146,552,496
Air freight and logistics - 0.5%
Air Transport Services Group, Inc. (I)	9,843	124,514
Atlas Air Worldwide Holdings, Inc. (I)	4,631	203,023
Bollore SA (I)	132,666	479,796
C.H. Robinson Worldwide, Inc.	25,339	1,899,918
Deutsche Post AG	149,641	4,367,764
Echo Global Logistics, Inc. (I)	5,521	125,106
Expeditors International of Washington, Inc.	32,165	1,561,611
FedEx Corp.	45,306	7,474,131
Forward Air Corp.	5,767	262,341
Hub Group, Inc., Class A (I)	6,688	267,654
Hyundai Glovis Company, Ltd.	2,624	399,936
Park-Ohio Holdings Corp.	1,650	50,408
Radiant Logistics, Inc. (I)	6,419	21,054
Royal Mail PLC	113,800	890,862
Sinotrans, Ltd., H Shares	151,000	64,974
United Parcel Service, Inc., Class B	122,022	12,579,248
XPO Logistics, Inc. (I)(L)	13,311	389,480
Yamato Transport Company, Ltd.	48,500	979,669
		32,141,489
Airlines - 0.4%
Air China, Ltd., H Shares	151,466	100,075

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Airlines (continued)
AirAsia BHD	92,646	$51,593
Alaska Air Group, Inc.	22,039	1,463,390
Allegiant Travel Company	2,469	343,240
American Airlines Group, Inc.	106,580	3,400,968
ANA Holdings, Inc.	164,000	477,255
Cathay Pacific Airways, Ltd.	153,000	239,371
China Airlines, Ltd. (I)	273,000	86,567
China Southern Airlines Company, Ltd.,
H Shares	150,400	88,249
Delta Air Lines, Inc.	137,664	5,982,877
Deutsche Lufthansa AG	36,360	509,914
easyJet PLC	20,349	451,394
Eva Airways Corp. (I)	238,000	107,949
Hawaiian Holdings, Inc. (I)	8,815	356,655
International Consolidated Airlines Group SA	102,789	803,677
Japan Airlines Company, Ltd.	17,000	580,245
JetBlue Airways Corp. (I)	85,448	1,532,083
Korean Air Lines Company, Ltd. (I)	5,098	118,373
Latam Airlines Group SA (I)	36,182	214,101
Qantas Airways, Ltd. (I)	76,240	169,544
Ryanair Holdings PLC, ADR	3,339	291,829
Singapore Airlines, Ltd.	37,740	292,665
SkyWest, Inc.	9,613	226,867
Southwest Airlines Company	112,772	4,790,555
Turk Hava Yollari (I)(L)	92,737	195,269
United Continental Holdings, Inc. (I)	59,540	2,684,659
Virgin America, Inc. (I)	4,658	260,755
		25,820,119
Building products - 0.4%
AAON, Inc.	7,652	209,971
Advanced Drainage Systems, Inc. (L)	6,241	151,719
Allegion PLC	23,827	1,611,658
American Woodmark Corp. (I)	2,358	190,432
AO Smith Corp.	19,874	1,635,630
Apogee Enterprises, Inc.	5,429	245,499
Asahi Glass Company, Ltd.	135,000	812,898
Assa Abloy AB (L)	148,013	3,072,759
Builders FirstSource, Inc. (I)	9,475	111,426
Cie de Saint-Gobain	73,359	3,277,662
Continental Building Products, Inc. (I)	5,573	127,677
Daikin Industries, Ltd.	33,400	2,837,768
Fortune Brands Home & Security, Inc.	41,940	2,460,620
Geberit AG	5,211	1,993,017
Gibraltar Industries, Inc. (I)	5,723	171,003
Griffon Corp. (L)	6,123	103,173
Insteel Industries, Inc.	3,442	95,412
KCC Corp.	808	273,783
Lennox International, Inc.	10,588	1,454,262
LIXIL Group Corp.	38,400	687,747
Masco Corp.	82,835	2,703,734
Masonite International Corp. (I)	5,551	387,626
NCI Building Systems, Inc. (I)	5,193	83,607
Nortek, Inc. (I)	1,885	92,874
Patrick Industries, Inc. (I)	2,346	125,347
PGT, Inc. (I)	9,014	96,630
Ply Gem Holdings, Inc. (I)	4,118	61,935
Quanex Building Products Corp.	6,320	125,894
Simpson Manufacturing Company, Inc.	7,814	309,200
TOTO, Ltd.	20,200	761,059
Trex Company, Inc. (I)	5,550	250,694
Universal Forest Products, Inc.	3,721	312,341
		26,835,057
Commercial services and supplies - 0.8%
ABM Industries, Inc.	10,343	353,420
ACCO Brands Corp. (I)	20,406	202,836
Aggreko PLC	32,867	534,554
ARC Document Solutions, Inc. (I)	8,330	35,319
Babcock International Group PLC	31,853	477,902
Brady Corp., Class A	8,827	280,610
Brambles, Ltd.	228,629	2,118,803
Casella Waste Systems, Inc., Class A (I)	8,033	57,677
CECO Environmental Corp.	6,036	49,193
China Everbright International, Ltd.	194,000	207,781
Cintas Corp.	34,984	3,316,483
Civeo Corp. (I)	23,815	47,868
Clean Harbors, Inc. (I)	13,950	718,286
Copart, Inc. (I)	27,125	1,342,959
Dai Nippon Printing Company, Ltd.	77,000	783,417
Deluxe Corp.	22,236	1,448,231
Edenred (L)	31,648	586,330
Ennis, Inc.	4,707	85,950
Essendant, Inc.	7,158	220,395
G&K Services, Inc., Class A	3,704	277,652
G4S PLC	196,727	531,113
Healthcare Services Group, Inc.	13,231	516,009
Heritage-Crystal Clean, Inc. (I)	2,644	31,464
Herman Miller, Inc.	26,986	854,377
HNI Corp.	20,061	924,210
InnerWorkings, Inc. (I)	7,273	62,693
Interface, Inc.	12,370	209,795
ISS A/S	19,534	787,643
KEPCO Plant Service &
Engineering Company, Ltd.	3,141	185,062
Kimball International, Inc., Class B	6,611	77,349
Knoll, Inc.	9,085	225,490
Matthews International Corp., Class A	6,122	335,914
McGrath RentCorp	4,495	128,242
Mobile Mini, Inc.	8,591	295,960
MSA Safety, Inc.	13,898	700,042
Multi-Color Corp.	2,370	147,770
Park24 Company, Ltd.	12,800	364,202
Pitney Bowes, Inc.	76,424	1,423,779
Progressive Waste Solutions, Ltd. (I)	16,014	505,570
Quad/Graphics, Inc.	5,671	108,940
R.R. Donnelley & Sons Company	55,560	905,072
Republic Services, Inc.	95,020	4,587,566
Rollins, Inc.	25,041	711,665
S-1 Corp.	2,562	214,980
Secom Company, Ltd.	29,800	2,321,275
Securitas AB, B Shares	46,025	725,748
Societe BIC SA	4,309	575,524
Sohgo Security Services Company, Ltd.	8,600	421,042
SP Plus Corp. (I)	3,171	70,777
Steelcase, Inc., Class A	15,452	246,614
Stericycle, Inc. (I)	33,956	3,327,348
Team, Inc. (I)	5,394	163,546
Tetra Tech, Inc.	11,067	338,650
The Brink’s Company	9,021	262,962
Toppan Printing Company, Ltd.	75,000	673,824
TRC Companies, Inc. (I)	3,276	20,835
Tyco International PLC	169,578	7,227,414
UniFirst Corp.	2,728	315,548
US Ecology, Inc.	4,018	182,056
Viad Corp.	3,726	118,524
VSE Corp.	800	53,768
Waste Management, Inc.	165,457	10,084,604

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
West Corp.	9,737	$205,451
		55,316,083
Construction and engineering - 0.4%
ACS Actividades de Construccion
y Servicios SA	24,163	796,867
AECOM (I)	40,613	1,304,083
Aegion Corp. (I)	6,893	137,791
Ameresco, Inc., Class A (I)	4,736	22,164
Argan, Inc.	2,375	82,413
Boskalis Westminster NV	12,319	446,500
Bouygues SA	31,280	1,017,721
China Communications Construction
Company, Ltd., H Shares	352,365	398,841
China Railway Construction Corp., H Shares	156,800	196,219
China Railway Group, Ltd., H Shares	318,000	244,697
China State Construction
International Holdings, Ltd.	138,000	176,668
CIMIC Group, Ltd.	15,000	404,651
Comfort Systems USA, Inc.	6,856	219,392
Daelim Industrial Company, Ltd.	3,897	265,425
Daewoo Engineering &
Construction Company, Ltd. (I)	14,856	72,564
Dialog Group BHD	263,912	99,023
Dycom Industries, Inc. (I)	6,294	534,298
EMCOR Group, Inc.	11,540	548,727
Ferrovial SA	57,846	1,224,381
Fluor Corp.	34,432	1,817,321
Gamuda BHD	116,800	135,767
Granite Construction, Inc.	17,771	762,909
Great Lakes Dredge & Dock Corp. (I)	12,182	55,550
GS Engineering & Construction Corp. (I)	6,997	173,529
HC2 Holdings, Inc. (I)	5,950	26,716
Hyundai Development Company	7,967	299,159
Hyundai Engineering &
Construction Company, Ltd.	10,972	314,599
IJM Corp. BHD	209,000	176,648
Jacobs Engineering Group, Inc. (I)	30,363	1,539,100
JGC Corp.	30,000	461,116
Kajima Corp.	119,000	806,256
KBR, Inc.	37,837	550,528
Larsen & Toubro, Ltd., GDR	21,907	477,297
MasTec, Inc. (I)	12,352	284,096
MYR Group, Inc. (I)	3,881	93,881
Northwest Pipe Company (I)	2,244	20,869
NV5 Global, Inc. (I)	947	25,806
Obayashi Corp.	91,700	960,415
Orion Marine Group, Inc. (I)	5,844	27,291
Primoris Services Corp.	7,119	153,201
Quanta Services, Inc. (I)	37,365	897,881
Shimizu Corp.	83,000	738,955
Sinopec Engineering Group Company, Ltd.,
H Shares	102,000	89,729
Skanska AB, Series B	55,916	1,228,042
SNC-Lavalin Group, Inc.	22,041	887,624
Taisei Corp.	149,000	1,099,926
Tutor Perini Corp. (I)	7,014	158,657
Vinci SA	73,572	5,540,724
		27,996,017
Electrical equipment - 0.8%
ABB, Ltd. (I)	306,746	6,387,178
Acuity Brands, Inc.	10,857	2,812,397
Allied Motion Technologies, Inc.	1,307	29,773
AMETEK, Inc.	58,454	2,795,270
AZZ, Inc.	4,747	280,168
Doosan Heavy Industries and
Construction Company, Ltd.	6,782	137,939
Eaton Corp. PLC	113,866	7,017,562
Emerson Electric Company	159,559	8,300,259
Encore Wire Corp.	3,891	151,710
EnerSys	8,239	495,329
FuelCell Energy, Inc. (I)(L)	5,009	38,319
Fuji Electric Company, Ltd.	81,000	325,461
Generac Holdings, Inc. (I)	12,814	485,779
General Cable Corp.	9,303	127,079
Hubbell, Inc.	14,193	1,508,290
Legrand SA (L)	40,933	2,250,877
LSI Industries, Inc.	4,311	48,068
Mabuchi Motor Company, Ltd.	7,100	332,259
Mitsubishi Electric Corp.	276,000	3,303,644
Nidec Corp.	31,900	2,443,665
OSRAM Licht AG	13,766	733,483
Plug Power, Inc. (I)(L)	33,149	63,646
Powell Industries, Inc.	1,843	65,611
Prysmian SpA	30,332	742,373
Regal Beloit Corp.	11,888	679,161
Rockwell Automation, Inc.	32,594	3,782,534
Schneider Electric SE	1,474	95,184
Schneider Electric SE	84,401	5,456,303
Shanghai Electric Group Company, Ltd.,
H Shares (I)	233,136	100,237
Sunrun, Inc. (I)(L)	3,594	22,786
Teco Electric & Machinery Company, Ltd.	212,000	169,688
Thermon Group Holdings, Inc. (I)	6,095	122,510
Vestas Wind Systems A/S	30,235	2,164,988
Vicor Corp. (I)	3,328	33,812
Zhuzhou CSR Times Electric Company, Ltd.,
H Shares	41,000	229,376
		53,732,718
Industrial conglomerates - 2.2%
3M Company	150,139	25,271,396
Aboitiz Equity Ventures, Inc.	244,920	413,809
Alfa SAB de CV, Class A	117,300	206,741
Alliance Global Group, Inc.	278,000	90,431
Beijing Enterprises Holdings, Ltd.	40,614	211,359
Bidvest Group, Ltd.	23,861	190,345
Carlisle Companies, Inc.	17,084	1,773,661
CITIC, Ltd.	344,033	500,681
CJ Corp.	2,044	371,781
CK Hutchison Holdings, Ltd.	337,948	3,920,367
Danaher Corp.	148,327	14,589,444
DMCI Holdings, Inc.	534,000	144,933
Doosan Corp.	1,037	84,428
Enka Insaat ve Sanayi AS	96,023	137,832
Far Eastern New Century Corp.	372,133	262,059
Fosun International, Ltd.	170,500	242,419
General Electric Company	2,315,353	69,993,121
Grupo Carso SAB de CV, Series A1	24,300	103,352
Hanwha Corp.	6,291	202,877
HAP Seng Consolidated BHD	38,100	71,786
Jardine Matheson Holdings, Ltd.	30,700	1,749,898
JG Summit Holdings, Inc.	324,120	574,040
Keihan Electric Railway Company, Ltd.	70,000	470,511
Keppel Corp., Ltd.	104,331	407,331
KOC Holdings AS	104,688	464,620
Koninklijke Philips NV	135,061	3,638,868

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Industrial conglomerates (continued)
LG Corp.	13,644	$753,851
NWS Holdings, Ltd.	192,230	303,865
Raven Industries, Inc.	7,191	144,971
Roper Technologies, Inc.	25,067	4,288,462
Samsung C&T Corp.	10,857	1,091,471
Seibu Holdings, Inc.	17,100	320,279
Sembcorp Industries, Ltd.	72,200	146,137
Shanghai Industrial Holdings, Ltd.	40,070	90,315
Siemens AG	122,276	13,172,311
Sime Darby BHD	223,800	401,533
SK Holdings Company, Ltd.	5,041	967,386
SM Investments Corp.	20,790	417,943
Smiths Group PLC	50,137	814,195
Toshiba Corp. (I)(L)	574,000	1,406,817
Turkiye Sise ve Cam Fabrikalari AS	103,628	123,509
		150,531,135
Machinery - 1.8%
Actuant Corp., Class A	11,024	300,845
AGCO Corp.	18,871	979,971
Alamo Group, Inc.	1,812	111,692
Albany International Corp., Class A	5,276	207,505
Alfa Laval AB	43,339	655,322
Alstom SA (I)	23,060	578,860
Altra Industrial Motion Corp.	4,967	134,308
Amada Company, Ltd.	47,600	520,725
American Railcar Industries, Inc. (L)	1,633	64,797
Andritz AG	13,117	667,991
Astec Industries, Inc.	3,523	187,917
Atlas Copco AB, A Shares	99,329	2,566,862
Atlas Copco AB, B Shares	57,588	1,373,817
Barnes Group, Inc.	10,132	338,307
Briggs & Stratton Corp.	8,118	181,194
Caterpillar, Inc.	144,504	10,477,985
Chart Industries, Inc. (I)	5,795	150,438
China Conch Venture Holdings, Ltd.	104,900	211,342
China International Marine Containers Group
Company, Ltd., H Shares	45,300	57,252
CIRCOR International, Inc.	3,205	179,608
CLARCOR, Inc.	22,267	1,320,433
CNH Industrial NV (L)	147,878	1,043,844
Columbus McKinnon Corp.	4,070	60,969
Crane Company	13,174	756,188
CRRC Corp., Ltd., H Shares	347,000	330,301
Cummins, Inc.	40,232	4,605,357
Deere & Company	74,296	6,113,818
Donaldson Company, Inc.	32,832	1,100,200
Douglas Dynamics, Inc.	4,221	91,680
Dover Corp.	38,471	2,567,939
EnPro Industries, Inc.	4,261	215,479
ESCO Technologies, Inc.	4,787	192,772
FANUC Corp.	27,900	4,249,248
Federal Signal Corp.	11,707	152,308
Flowserve Corp.	32,276	1,553,444
Franklin Electric Company, Inc.	8,901	297,115
FreightCar America, Inc.	2,421	34,887
GEA Group AG	28,104	1,304,009
Global Brass & Copper Holdings, Inc.	3,787	103,347
Graco, Inc.	14,668	1,177,400
Graham Corp.	2,201	39,750
Haitian International Holdings, Ltd.	53,000	85,110
Harsco Corp.	15,610	102,714
Hillenbrand, Inc.	11,631	363,120
Hino Motors, Ltd.	36,900	375,207
Hitachi Construction
Machinery Company, Ltd.	15,400	236,457
Hiwin Technologies Corp.	24,932	105,326
Hoshizaki Electric Company, Ltd.	5,700	542,486
Hurco Companies, Inc.	1,330	42,866
Hyster-Yale Materials Handling, Inc.	1,727	105,882
Hyundai Heavy Industries Company, Ltd. (I)	6,109	560,693
IDEX Corp.	20,208	1,684,135
IHI Corp.	201,000	513,323
Illinois Tool Works, Inc.	81,259	8,615,892
IMI PLC	34,548	502,535
Ingersoll-Rand PLC	63,710	4,256,465
ITT, Inc.	23,818	845,777
John Bean Technologies Corp.	5,399	327,611
Joy Global, Inc.	26,062	443,836
JTEKT Corp.	29,600	406,296
Kadant, Inc.	2,088	103,899
Kawasaki Heavy Industries, Ltd.	204,000	629,783
Kennametal, Inc.	21,202	519,025
Komatsu, Ltd.	131,900	2,264,360
Kone OYJ, Class B	17,497	827,261
Kubota Corp.	160,200	2,331,753
Kurita Water Industries, Ltd.	15,300	356,671
LB Foster Company, Class A	2,190	25,251
Lincoln Electric Holdings, Inc.	17,120	1,030,282
Lindsay Corp.	2,047	146,033
Lydall, Inc. (I)	3,170	120,016
Makita Corp.	16,900	1,089,493
MAN SE	5,078	538,241
Meritor, Inc. (I)	17,235	152,357
Metso OYJ	5,725	134,506
Milacron Holdings Corp. (I)	2,780	45,592
Miller Industries, Inc.	2,298	49,085
Minebea Company, Ltd.	46,000	365,290
Mitsubishi Heavy Industries, Ltd.	434,000	1,747,302
Mueller Industries, Inc.	10,530	327,378
Mueller Water Products, Inc., Class A	29,873	328,902
Nabtesco Corp.	17,400	440,968
Navistar International Corp. (I)(L)	9,744	109,620
NGK Insulators, Ltd.	37,000	807,441
NN, Inc. (L)	5,176	86,232
Nordson Corp.	14,257	1,240,074
NSK, Ltd.	67,400	593,224
Omega Flex, Inc.	604	20,959
Oshkosh Corp.	19,461	893,455
PACCAR, Inc.	87,188	4,860,731
Parker-Hannifin Corp.	33,519	3,849,322
Pentair PLC	45,243	2,725,438
Proto Labs, Inc. (I)(L)	4,295	282,611
RBC Bearings, Inc. (I)	4,355	326,190
Rexnord Corp. (I)	19,007	394,205
Samsung Heavy Industries Company, Ltd. (I)	21,161	169,240
Sandvik AB	157,376	1,538,654
Schindler Holding AG,
Participation Certificates	6,051	1,121,182
Schindler Holding AG, Registered Shares	2,838	523,223
SembCorp Marine, Ltd.	63,100	70,960
SKF AB, B Shares	58,662	1,032,558
SMC Corp.	7,700	1,945,074
Snap-on, Inc.	14,412	2,332,150
Standex International Corp.	2,348	203,501
Stanley Black & Decker, Inc.	37,783	4,276,280
Sulzer AG (L)	1,705	150,504

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Sumitomo Heavy Industries, Ltd.	80,000	$385,548
Sun Hydraulics Corp.	4,286	125,451
Tennant Company	3,439	184,674
Terex Corp.	28,901	612,123
The ExOne Company (I)(L)	2,169	22,818
The Gorman-Rupp Company	3,129	96,843
The Greenbrier Companies, Inc. (L)	4,895	140,487
The Timken Company	18,530	616,123
The Toro Company	14,492	1,294,281
The Weir Group PLC	27,497	476,913
THK Company, Ltd.	17,300	324,866
Titan International, Inc.	8,489	53,820
TriMas Corp. (I)	8,571	146,478
Trinity Industries, Inc.	40,678	734,645
Twin Disc, Inc.	1,983	19,037
Valmont Industries, Inc.	6,065	838,911
Volvo AB, Series B	227,558	2,534,479
Wabash National Corp. (I)	12,589	178,512
Wabtec Corp.	24,465	1,893,102
Wartsila OYJ ABP	7,612	315,511
Watts Water Technologies, Inc., Class A	5,215	300,123
WEG SA	101,260	403,235
Weichai Power Company, Ltd., H Shares	81,840	95,681
Woodward, Inc.	26,293	1,497,123
Xylem, Inc.	44,286	1,977,813
Yangzijiang Shipbuilding Holdings, Ltd.	143,000	95,047
Zardoya Otis SA	21,921	227,202
		126,090,079
Marine - 0.1%
A.P. Moeller - Maersk A/S, Series A	530	660,931
A.P. Moeller - Maersk A/S, Series B	925	1,189,472
China COSCO Holdings Company, Ltd.,
H Shares (I)	220,879	79,236
China Shipping Container Lines
Company, Ltd., H Shares (I)	319,076	69,375
Evergreen Marine Corp Taiwan, Ltd.	174,760	61,541
Kirby Corp. (I)	14,319	1,003,476
Kuehne & Nagel International AG	7,404	1,041,620
Matson, Inc.	8,027	267,540
MISC BHD	83,600	156,341
Mitsui O.S.K. Lines, Ltd.	165,000	372,591
Navios Maritime Holdings, Inc. (L)	17,916	19,887
Nippon Yusen KK	231,000	434,717
Scorpio Bulkers, Inc. (I)(L)	9,275	36,822
Wan Hai Lines, Ltd.	22,000	11,449
		5,404,998
Professional services - 0.6%
Acacia Research Corp.	10,324	53,272
Adecco SA	23,318	1,413,811
Barrett Business Services, Inc.	1,396	52,155
Bureau Veritas SA (L)	39,685	853,027
Capita PLC	84,102	1,292,978
CBIZ, Inc. (I)	9,235	97,522
CDI Corp.	3,388	21,514
CEB, Inc.	14,921	951,363
CRA International, Inc. (I)	1,936	45,612
Equifax, Inc.	47,398	5,959,351
Experian PLC	122,812	2,321,968
Exponent, Inc.	4,839	260,870
Franklin Covey Company (I)	2,144	32,803
FTI Consulting, Inc. (I)	18,685	781,967
GP Strategies Corp. (I)	2,554	61,296
Heidrick & Struggles International, Inc.	3,514	64,868
Hill International, Inc. (I)	7,706	33,136
Huron Consulting Group, Inc. (I)	4,113	240,775
ICF International, Inc. (I)	3,664	149,418
Insperity, Inc.	3,233	232,679
Intertek Group PLC	20,396	925,622
Kelly Services, Inc., Class A	5,599	110,972
Kforce, Inc.	4,652	86,992
Korn/Ferry International	9,354	269,863
ManpowerGroup, Inc.	19,240	1,534,390
Mistras Group, Inc. (I)	3,124	77,506
Navigant Consulting, Inc. (I)	8,906	141,873
Nielsen Holdings PLC	144,452	7,712,292
On Assignment, Inc. (I)	9,612	362,084
Randstad Holding NV	18,513	1,000,189
Recruit Holdings Company, Ltd.	20,000	677,060
Resources Connection, Inc.	7,129	111,070
Robert Half International, Inc.	52,347	2,177,112
RPX Corp. (I)	10,262	103,133
Seek, Ltd.	48,026	565,008
SGS SA	762	1,626,982
The Advisory Board Company (I)	7,941	260,703
The Dun & Bradstreet Corp.	14,429	1,831,040
TriNet Group, Inc. (I)	7,878	158,742
TrueBlue, Inc. (I)	7,750	153,528
Verisk Analytics, Inc. (I)	61,731	4,900,824
WageWorks, Inc. (I)	6,633	371,780
		40,079,150
Road and rail - 0.9%
ArcBest Corp.	4,962	85,495
Asciano, Ltd.	89,492	575,094
Aurizon Holdings, Ltd.	308,232	1,004,064
BTS Group Holdings PCL	786,300	200,124
Canadian National Railway Company	114,621	6,795,884
Canadian Pacific Railway, Ltd.	21,018	2,720,231
CAR, Inc. (I)	71,000	68,165
Celadon Group, Inc.	5,308	52,443
Central Japan Railway Company, Ltd.	20,600	3,624,638
CJ Korea Express Company, Ltd. (I)	942	169,037
ComfortDelGro Corp., Ltd.	150,900	300,375
Covenant Transportation
Group, Inc., Class A (I)	2,249	47,994
CSX Corp.	170,231	4,499,205
DSV A/S	25,828	1,178,149
East Japan Railway Company	47,600	4,318,622
Genesee & Wyoming, Inc., Class A (I)	15,155	910,361
Hankyu Hanshin Holdings, Inc.	162,000	1,107,233
Heartland Express, Inc. (L)	8,900	164,472
J.B. Hunt Transport Services, Inc.	15,751	1,302,923
Kansas City Southern	19,179	1,785,565
Keikyu Corp.	65,000	612,905
Keio Corp.	82,000	699,163
Keisei Electric Railway Company, Ltd.	39,000	520,591
Kintetsu Group Holdings Company, Ltd.	255,000	1,021,565
Knight Transportation, Inc.	11,445	298,943
Landstar System, Inc.	11,290	766,027
Localiza Rent a Car SA	26,836	246,927
Marten Transport, Ltd.	4,594	91,053
MTR Corp., Ltd.	179,528	851,076
Nagoya Railroad Company, Ltd.	121,000	606,614
Nippon Express Company, Ltd.	119,000	509,566
Norfolk Southern Corp.	52,711	4,430,887
Odakyu Electric Railway Company, Ltd.	89,000	962,132

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Road and rail (continued)
Old Dominion Freight Line, Inc. (I)	18,291	$1,177,026
P.A.M. Transportation Services, Inc. (I)	703	14,475
Roadrunner Transportation Systems, Inc. (I)	5,403	43,494
Rumo Logistica Operadora Multimodal SA (I)	147,100	192,953
Ryder System, Inc.	9,491	660,763
Saia, Inc. (I)	4,723	123,129
Swift Transportation Company (I)	16,366	254,982
Tobu Railway Company, Ltd.	144,000	728,137
Tokyu Corp.	160,000	1,365,067
Union Pacific Corp.	149,620	12,596,508
Universal Truckload Services, Inc.	1,690	24,404
USA Truck, Inc. (I)	2,003	39,980
Werner Enterprises, Inc.	20,023	498,372
West Japan Railway Company	23,500	1,460,514
YRC Worldwide, Inc. (I)	6,282	57,857
		61,765,184
Trading companies and distributors - 0.5%
AerCap Holdings NV (I)	12,700	496,443
Aircastle, Ltd.	11,466	242,391
AKR Corporindo Tbk PT	234,300	109,712
Applied Industrial Technologies, Inc.	7,418	335,294
Ashtead Group PLC	64,284	908,373
Barloworld, Ltd.	14,942	68,426
Beacon Roofing Supply, Inc. (I)	9,183	396,246
BMC Stock Holdings, Inc. (I)	6,965	136,653
Brenntag AG	23,686	1,267,742
Bunzl PLC	41,888	1,238,444
CAI International, Inc. (I)	3,565	27,379
DXP Enterprises, Inc. (I)	2,597	36,046
Fastenal Company	71,568	3,294,275
Finning International, Inc.	25,108	422,950
GATX Corp. (L)	11,202	513,836
H&E Equipment Services, Inc.	5,894	113,283
ITOCHU Corp.	225,600	2,809,945
Kaman Corp.	4,974	212,440
Lawson Products, Inc. (I)	1,371	26,447
Marubeni Corp.	236,300	1,128,439
Mitsubishi Corp.	192,900	3,398,328
Mitsui & Company, Ltd.	243,300	2,914,353
MRC Global, Inc. (I)	19,217	272,689
MSC Industrial Direct Company, Inc., Class A	12,832	961,758
Noble Group, Ltd. (I)	346,373	74,216
NOW, Inc. (I)	28,554	495,126
Posco Daewoo Corp.	6,432	127,100
Rexel SA	46,083	704,885
Rush Enterprises, Inc., Class A (I)	6,654	146,521
SK Networks Company, Ltd.	15,423	79,696
Sumitomo Corp.	160,500	1,636,094
TAL International Group, Inc.	6,238	89,578
Textainer Group Holdings, Ltd. (L)	4,224	56,264
Titan Machinery, Inc. (I)	3,611	38,529
Toyota Tsusho Corp.	30,900	724,687
Travis Perkins PLC	31,407	873,686
United Rentals, Inc. (I)	22,579	1,573,079
Univar, Inc. (I)	7,525	140,417
Veritiv Corp. (I)	1,560	60,653
W.W. Grainger, Inc.	14,098	3,219,278
Watsco, Inc.	6,854	920,012
Wolseley PLC	32,449	1,900,025
		34,191,738
Transportation infrastructure - 0.2%
Abertis Infraestructuras SA	63,501	971,750
Aena SA (I)(S)	8,225	1,110,087
Aeroports de Paris	4,452	530,251
Airports of Thailand PCL	58,400	646,248
Atlantia SpA	63,891	1,723,600
Auckland International Airport, Ltd.	102,777	433,621
Bangkok Expressway & Metro PCL	886,000	159,593
Beijing Capital International Airport
Company, Ltd., H Shares	114,611	123,380
CCR SA	160,215	676,134
China Merchants Holdings
International Company, Ltd.	92,031	262,928
COSCO Pacific, Ltd.	135,508	136,937
Fraport AG Frankfurt Airport
Services Worldwide	6,334	362,754
Groupe Eurotunnel SA (L)	72,286	932,471
Grupo Aeroportuario del Pacifico SAB
de CV, Series B	12,800	129,708
Grupo Aeroportuario del Sureste SAB
de CV, Class B	8,650	136,597
Hutchison Port Holdings Trust	407,500	175,170
International Container Terminal Services, Inc.	59,720	72,232
Japan Airport Terminal Company, Ltd. (L)	6,000	205,419
Jasa Marga Tbk PT	272,854	107,717
Jiangsu Expressway Company, Ltd., H Shares	88,855	121,561
Kamigumi Company, Ltd.	33,000	299,875
Malaysia Airports Holdings BHD	60,522	93,641
Mitsubishi Logistics Corp.	16,000	223,680
OHL Mexico SAB de CV (I)	33,100	41,355
Promotora y Operadora de Infraestructura
SAB de CV	10,350	123,555
Sydney Airport	155,076	792,344
TAV Havalimanlari Holding AS	25,358	129,984
Transurban Group	292,240	2,540,667
Wesco Aircraft Holdings, Inc. (I)	11,599	163,430
Westports Holdings Bhd	70,400	73,965
Zhejiang Expressway Company, Ltd., H Shares	114,282	107,179
		13,607,833
		800,064,096
Information technology - 16.8%
Communications equipment - 0.9%
ADTRAN, Inc.	9,231	179,543
Aerohive Networks, Inc. (I)	5,163	32,372
Alliance Fiber Optic Products, Inc. (I)	2,476	45,856
Applied Optoelectronics, Inc. (I)(L)	3,204	33,802
ARRIS International PLC (I)	47,788	1,151,691
Bel Fuse, Inc., Class B	2,128	38,474
Black Box Corp.	3,183	39,947
Brocade Communications Systems, Inc.	128,011	1,159,780
CalAmp Corp. (I)	6,693	100,596
Calix, Inc. (I)	7,912	53,485
Ciena Corp. (I)	57,291	1,000,301
Cisco Systems, Inc.	1,199,199	34,836,731
Clearfield, Inc. (I)(L)	2,238	40,530
Comtech Telecommunications Corp.	3,129	72,092
Digi International, Inc. (I)	4,837	53,400
EMCORE Corp. (I)	4,176	23,636
Extreme Networks, Inc. (I)	19,133	70,601
F5 Networks, Inc. (I)	16,372	1,804,194
Finisar Corp. (I)	19,351	325,484
Harmonic, Inc. (I)	15,407	44,064
Harris Corp.	29,726	2,341,517
Infinera Corp. (I)	24,745	324,407

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
InterDigital, Inc.	15,973	$931,226
Ixia (I)	11,318	114,991
Juniper Networks, Inc.	83,895	1,963,982
KVH Industries, Inc. (I)	3,432	29,069
Motorola Solutions, Inc.	37,792	2,617,852
NETGEAR, Inc. (I)	5,970	268,650
NetScout Systems, Inc. (I)	43,435	1,053,733
Nokia OYJ	300,442	1,717,331
Oclaro, Inc. (I)(L)	18,236	91,362
Plantronics, Inc.	15,489	689,570
Polycom, Inc. (I)	60,816	729,792
ShoreTel, Inc. (I)	12,187	80,434
Sonus Networks, Inc. (I)	9,492	86,947
Telefonaktiebolaget LM Ericsson, B Shares	449,545	3,470,169
Ubiquiti Networks, Inc. (I)(L)	5,476	218,273
ViaSat, Inc. (I)	21,190	1,462,746
ZTE Corp., H Shares	64,515	84,636
		59,383,266
Electronic equipment, instruments and components - 1.1%
AAC Technologies Holdings, Inc.	57,500	465,477
Agilysys, Inc. (I)	3,187	37,384
Alps Electric Company, Ltd.	26,500	529,336
Amphenol Corp., Class A	73,424	4,311,457
Anixter International, Inc. (I)	5,311	319,722
Arrow Electronics, Inc. (I)	24,202	1,563,933
AU Optronics Corp.	1,017,000	283,278
Avnet, Inc.	34,933	1,433,301
AVX Corp.	8,351	115,327
Badger Meter, Inc.	2,654	199,050
Belden, Inc.	19,116	1,236,232
Benchmark Electronics, Inc. (I)	9,572	198,428
Citizen Holdings Company, Ltd.	37,700	210,019
Cognex Corp.	22,590	972,951
Coherent, Inc. (I)	4,415	417,747
Control4 Corp. (I)(L)	4,092	32,122
Corning, Inc.	265,054	5,536,978
CTS Corp.	5,786	103,454
Daktronics, Inc.	7,579	60,405
Delta Electronics Thailand PCL	188,600	378,299
Delta Electronics, Inc.	227,000	1,041,643
DTS, Inc. (I)	3,405	88,019
Electro Rent Corp.	2,856	37,414
ePlus, Inc. (I)	1,031	90,243
Fabrinet (I)	6,495	230,573
FARO Technologies, Inc. (I)	3,303	116,893
FEI Company	18,566	1,994,917
FLIR Systems, Inc.	32,759	1,020,443
Hamamatsu Photonics KK	20,200	546,078
Hexagon AB, B Shares	38,046	1,477,815
Hirose Electric Company, Ltd.	4,300	529,607
Hitachi High-Technologies Corp.	9,800	283,188
Hitachi, Ltd.	690,000	3,159,494
Hon Hai Precision Industry Company, Ltd.	1,668,866	4,089,771
II-VI, Inc. (I)	9,750	198,705
Ingenico SA	8,324	1,014,423
Ingram Micro, Inc., Class A	39,484	1,367,331
Innolux Corp.	1,000,000	295,899
Insight Enterprises, Inc. (I)	7,162	194,377
InvenSense, Inc. (I)(L)	14,631	90,420
IPG Photonics Corp. (I)	9,712	838,923
Itron, Inc. (I)	7,163	315,530
Jabil Circuit, Inc.	50,710	967,547
Keyence Corp.	6,500	4,092,940
Keysight Technologies, Inc. (I)	45,591	1,396,452
Kimball Electronics, Inc. (I)	5,567	62,740
Knowles Corp. (I)(L)	39,855	582,680
Kyocera Corp.	45,700	2,269,898
Largan Precision Company, Ltd.	12,000	998,369
LG Display Company, Ltd.	33,497	727,022
LG Innotek Company, Ltd.	1,965	142,998
Littelfuse, Inc.	4,166	477,132
Mesa Laboratories, Inc.	541	53,359
Methode Electronics, Inc.	7,136	210,583
MTS Systems Corp.	2,771	132,454
Multi-Fineline Electronix, Inc. (I)	1,691	37,405
Murata Manufacturing Company, Ltd.	28,900	3,336,972
National Instruments Corp.	26,868	767,619
Nippon Electric Glass Company, Ltd.	57,000	272,792
Novanta, Inc. (I)	5,652	86,532
Omron Corp.	27,900	891,931
OSI Systems, Inc. (I)	3,691	196,656
Park Electrochemical Corp.	3,934	64,360
PC Connection, Inc.	2,003	46,049
Plexus Corp. (I)	6,207	272,611
QLogic Corp. (I)	15,376	213,111
Rofin-Sinar Technologies, Inc. (I)	5,247	167,642
Rogers Corp. (I)	3,451	229,388
Samsung Electro-Mechanics Company, Ltd.	8,326	364,224
Samsung SDI Company, Ltd.	7,949	749,548
Sanmina Corp. (I)	14,495	388,321
ScanSource, Inc. (I)	4,947	189,866
Shimadzu Corp.	35,000	528,806
Simplo Technology Company, Ltd.	34,900	117,000
SYNNEX Corp.	12,995	1,183,845
Synnex Technology International Corp.	146,000	144,836
TDK Corp.	17,600	1,019,661
TE Connectivity, Ltd.	88,061	5,283,660
Tech Data Corp. (I)	16,058	1,213,503
Trimble Navigation, Ltd. (I)	66,771	1,708,002
TTM Technologies, Inc. (I)	11,205	87,735
Universal Display Corp. (I)	7,464	501,208
VeriFone Systems, Inc. (I)	29,317	773,969
Vishay Intertechnology, Inc.	61,159	792,621
Vishay Precision Group, Inc. (I)	2,547	34,410
WPG Holdings Company, Ltd.	164,000	179,984
Yaskawa Electric Corp.	34,100	428,320
Yokogawa Electric Corp.	32,800	376,007
Zebra Technologies Corp., Class A (I)	13,878	737,061
Zhen Ding Technology Holding, Ltd.	51,317	96,474
		73,022,909
Internet software and services - 2.9%
2U, Inc. (I)(L)	4,899	136,388
58.com, Inc., ADR (I)	2,900	156,745
Actua Corp. (I)	7,868	76,398
Akamai Technologies, Inc. (I)	37,096	2,024,700
Alarm.com Holdings, Inc. (I)(L)	1,526	32,351
Alibaba Group Holding, Ltd., ADR (I)	39,300	3,222,600
Alphabet, Inc., Class A (I)	61,447	46,014,586
Alphabet, Inc., Class C (I)	62,408	45,914,814
Amber Road, Inc. (I)	3,967	23,762
Angie’s List, Inc. (I)	8,337	73,366
Auto Trader Group PLC (S)	120,136	683,330
Baidu, Inc., ADR (I)	10,700	1,910,378
Bankrate, Inc. (I)	11,497	104,508
Bazaarvoice, Inc. (I)	12,409	46,161

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet software and services (continued)
Benefitfocus, Inc. (I)	1,500	$55,065
Blucora, Inc. (I)	7,813	70,161
Box, Inc., Class A (I)	2,535	31,840
Brightcove, Inc. (I)	6,363	42,632
Carbonite, Inc. (I)	3,604	33,301
Care.com, Inc. (I)	4,137	36,943
ChannelAdvisor Corp. (I)	4,077	50,555
Cimpress NV (I)(L)	6,075	608,533
comScore, Inc. (I)	21,655	701,189
Cornerstone OnDemand, Inc. (I)	10,020	400,900
Cvent, Inc. (I)	4,385	157,027
Demandware, Inc. (I)	6,214	298,210
DHI Group, Inc. (I)	8,180	57,669
EarthLink Holdings Corp.	19,208	126,004
eBay, Inc. (I)	227,666	5,568,710
Endurance International
Group Holdings, Inc. (I)(L)	10,972	103,356
Envestnet, Inc. (I)	7,272	245,721
Everyday Health, Inc. (I)	4,708	31,685
Facebook, Inc., Class A (I)	481,960	57,261,668
Five9, Inc. (I)	4,492	45,773
Gogo, Inc. (I)(L)	10,603	119,178
GrubHub, Inc. (I)(L)	14,000	358,260
GTT Communications, Inc. (I)	4,627	86,710
Hortonworks, Inc. (I)	1,828	21,351
inContact, Inc. (I)	11,794	163,701
Internap Corp. (I)	12,079	26,211
Intralinks Holdings, Inc. (I)	7,676	60,180
j2 Global, Inc.	21,230	1,421,773
Kakaku.com, Inc.	20,600	388,050
Kakao Corp.	4,244	365,431
Limelight Networks, Inc. (I)	13,700	20,002
Liquidity Services, Inc. (I)	4,853	32,515
LivePerson, Inc. (I)	11,073	77,290
LogMeIn, Inc. (I)	4,576	280,372
Marchex, Inc., Class B (I)	6,742	22,451
Marin Software, Inc. (I)	7,191	16,971
Marketo, Inc. (I)	6,835	240,797
MINDBODY, Inc., Class A (I)	1,572	21,049
Mixi, Inc.	6,100	233,983
Monster Worldwide, Inc. (I)	17,252	45,718
NAVER Corp.	4,007	2,416,825
NetEase, Inc., ADR	3,100	551,304
New Relic, Inc. (I)(L)	1,112	33,538
NIC, Inc.	12,169	241,555
OPOWER, Inc. (I)	5,196	53,467
Q2 Holdings, Inc. (I)	3,604	90,028
Qihoo 360 Technology
Company, Ltd., ADR (I)	3,600	267,480
QuinStreet, Inc. (I)	7,051	26,089
Quotient Technology, Inc. (I)	11,365	126,833
Rackspace Hosting, Inc. (I)	29,618	740,450
Reis, Inc.	1,486	34,802
RetailMeNot, Inc. (I)	6,600	47,652
SciQuest, Inc. (I)	5,295	93,404
Shutterstock, Inc. (I)(L)	3,687	154,707
SouFun Holdings, Ltd., ADR (I)	10,300	55,929
SPS Commerce, Inc. (I)	3,117	169,877
Stamps.com, Inc. (I)	2,631	239,395
TechTarget, Inc. (I)	3,854	30,948
Tencent Holdings, Ltd.	409,600	9,127,465
TrueCar, Inc. (I)(L)	9,509	72,173
United Internet AG	18,884	890,761
United Online, Inc. (I)	2,863	31,293
VeriSign, Inc. (I)(L)	20,253	1,730,821
Web.com Group, Inc. (I)	8,089	137,270
WebMD Health Corp. (I)	17,391	1,143,458
Wix.com, Ltd. (I)	3,516	97,253
XO Group, Inc. (I)	4,911	83,143
Yahoo Japan Corp.	203,500	908,479
Yahoo!, Inc. (I)	182,918	6,939,909
YY, Inc., ADR (I)	1,300	56,485
		196,941,815
IT services - 2.8%
Accenture PLC, Class A	131,867	15,688,217
Acxiom Corp. (I)	35,254	746,680
Alliance Data Systems Corp. (I)	12,437	2,763,377
Amadeus IT Holding SA, A Shares	54,057	2,502,764
Atos	13,501	1,248,357
Automatic Data Processing, Inc.	96,056	8,437,559
Blackhawk Network Holdings, Inc. (I)	10,066	346,472
Broadridge Financial Solutions, Inc.	31,625	2,030,009
CACI International, Inc., Class A (I)	4,473	450,744
Capgemini SA	25,075	2,391,528
Cardtronics, Inc. (I)	8,340	327,679
Cass Information Systems, Inc.	2,183	104,893
CGI Group, Inc., Class A (I)	32,439	1,517,127
Ciber, Inc. (I)	16,544	20,515
Cielo SA	184,354	1,619,781
Cognizant Technology
Solutions Corp., Class A (I)	127,886	7,857,316
Computer Sciences Corp.	36,743	1,807,756
Computershare, Ltd.	68,552	531,373
Convergys Corp.	43,935	1,238,528
CoreLogic, Inc. (I)	23,485	875,286
CSG Systems International, Inc.	6,065	257,823
CSRA, Inc.	28,872	715,159
Datalink Corp. (I)	4,312	34,798
DST Systems, Inc.	8,440	1,020,565
EPAM Systems, Inc. (I)	9,039	691,574
Euronet Worldwide, Inc. (I)	9,626	768,251
Everi Holdings, Inc. (I)	13,423	19,195
EVERTEC, Inc.	12,287	188,114
ExlService Holdings, Inc. (I)	6,184	320,331
Fidelity National Information Services, Inc.	57,989	4,306,843
Fiserv, Inc. (I)	46,815	4,931,024
Forrester Research, Inc.	1,894	69,718
Fujitsu, Ltd.	266,000	1,066,822
Gartner, Inc. (I)	21,913	2,226,799
Global Payments, Inc.	36,877	2,864,974
IBM Corp.	185,645	28,541,062
Infosys, Ltd., ADR (L)	124,216	2,414,759
Itochu Techno-Solutions Corp.	6,800	150,024
Jack Henry & Associates, Inc.	20,988	1,772,017
Leidos Holdings, Inc. (L)	17,092	844,345
Lionbridge Technologies, Inc. (I)	12,933	56,259
Luxoft Holding, Inc. (I)	3,378	219,367
ManTech International Corp., Class A	4,511	162,080
MasterCard, Inc., Class A	205,935	19,749,167
MAXIMUS, Inc.	29,501	1,700,733
MoneyGram International, Inc. (I)	6,082	39,472
NeuStar, Inc., Class A (I)(L)	24,542	577,964
Nomura Research Institute, Ltd.	17,800	668,425
NTT Data Corp.	17,800	914,555
Obic Company, Ltd.	9,200	497,277
Otsuka Corp.	7,100	334,789

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Paychex, Inc.	67,436	$3,656,380
PayPal Holdings, Inc. (I)	233,642	8,829,331
Perficient, Inc. (I)	6,558	137,390
PFSweb, Inc. (I)	2,382	29,715
Samsung SDS Co., Ltd.	4,482	687,435
Science Applications International Corp.	19,541	1,066,352
ServiceSource International, Inc. (I)	11,568	43,033
Sonda SA	63,317	112,218
Sykes Enterprises, Inc. (I)	7,251	216,225
Syntel, Inc. (I)	5,811	267,771
TeleTech Holdings, Inc.	3,065	83,675
Teradata Corp. (I)	28,478	807,067
The Hackett Group, Inc.	4,474	65,410
The Western Union Company	105,501	2,051,994
Total System Services, Inc.	35,392	1,900,550
Travelport Worldwide, Ltd.	19,433	257,293
Travelsky Technology, Ltd., H Shares	72,000	136,260
Unisys Corp. (I)	9,707	81,927
Virtusa Corp. (I)	5,547	195,421
Visa, Inc., Class A	403,043	31,816,214
WEX, Inc. (I)	10,284	948,802
Wipro, Ltd., ADR (L)	31,697	380,681
Worldpay Group PLC (I)(S)	175,202	701,684
Xerox Corp.	200,062	1,994,618
		187,097,692
Semiconductors and semiconductor equipment - 2.9%
Advanced Energy Industries, Inc. (I)	7,544	287,954
Advanced Micro Devices, Inc. (I)(L)	289,909	1,324,884
Advanced Semiconductor Engineering, Inc.	744,095	854,200
Alpha & Omega Semiconductor, Ltd. (I)	3,715	50,858
Ambarella, Inc. (I)(L)	5,810	240,185
Amkor Technology, Inc. (I)	18,739	118,243
Analog Devices, Inc.	87,642	5,127,057
Applied Materials, Inc.	319,778	7,808,979
Applied Micro Circuits Corp. (I)	15,359	101,062
ARM Holdings PLC	178,906	2,562,619
ASM Pacific Technology, Ltd.	31,200	228,718
ASML Holding NV	49,082	4,895,864
Axcelis Technologies, Inc. (I)	21,767	58,771
Broadcom, Ltd.	104,866	16,187,047
Brooks Automation, Inc.	12,584	138,172
Cabot Microelectronics Corp.	4,578	197,495
Cascade Microtech, Inc. (I)	2,515	52,010
Cavium, Inc. (I)	10,258	510,336
CEVA, Inc. (I)	3,894	105,294
Cirrus Logic, Inc. (I)	11,693	420,948
Cohu, Inc.	5,052	59,614
Cree, Inc. (I)(L)	26,860	646,789
Cypress Semiconductor Corp.	83,706	889,795
Diodes, Inc. (I)	7,034	135,475
DSP Group, Inc. (I)	3,683	38,561
Entegris, Inc. (I)	26,084	371,958
Exar Corp. (I)	8,243	56,300
Fairchild Semiconductor International, Inc. (I)	51,788	1,029,028
First Solar, Inc. (I)	21,809	1,082,817
FormFactor, Inc. (I)	11,042	79,171
GCL-Poly Energy Holdings, Ltd.	1,020,000	145,368
Hanergy Solar Group, Ltd. (I)	1,136,000	31,431
Hermes Microvision, Inc.	4,000	141,351
Infineon Technologies AG	173,953	2,604,814
Inotera Memories, Inc. (I)	269,000	240,023
Inphi Corp. (I)	7,090	221,137
Integrated Device Technology, Inc. (I)	61,703	1,440,765
Intel Corp.	1,336,082	42,206,830
Intersil Corp., Class A	59,787	808,320
IXYS Corp.	4,786	52,215
KLA-Tencor Corp.	44,012	3,209,795
Kopin Corp. (I)	15,173	32,622
Lam Research Corp.	44,959	3,723,055
Lattice Semiconductor Corp. (I)	21,768	126,690
Linear Technology Corp.	67,670	3,202,144
M/A-COM Technology
Solutions Holdings, Inc. (I)	4,344	156,384
MaxLinear, Inc., Class A (I)	10,079	208,837
MediaTek, Inc.	173,674	1,170,387
Microchip Technology, Inc.	60,677	3,135,787
Micron Technology, Inc. (I)	293,212	3,729,657
Microsemi Corp. (I)	50,025	1,692,346
MKS Instruments, Inc.	9,865	404,268
Monolithic Power Systems, Inc.	7,302	498,946
Nanometrics, Inc. (I)	4,618	85,987
NeoPhotonics Corp. (I)	5,452	49,123
Novatek Microelectronics Corp.	68,000	225,633
NVE Corp.	957	54,042
NVIDIA Corp.	144,530	6,752,442
NXP Semiconductors NV (I)	19,000	1,795,310
PDF Solutions, Inc. (I)	5,269	77,507
Phison Electronics Corp.	14,000	114,820
Photronics, Inc. (I)	12,239	117,494
Power Integrations, Inc.	5,467	272,749
Powertech Technology, Inc.	72,000	155,043
Qorvo, Inc. (I)	36,504	1,860,609
QUALCOMM, Inc.	422,791	23,219,682
Radiant Opto-Electronics Corp.	54,605	84,037
Rambus, Inc. (I)	21,449	259,533
Realtek Semiconductor Corp.	49,571	134,041
Rohm Company, Ltd.	13,900	588,499
Rudolph Technologies, Inc. (I)	5,928	86,549
Semiconductor
Manufacturing International Corp. (I)	2,066,000	172,761
Semtech Corp. (I)	12,378	291,378
Sigma Designs, Inc. (I)	6,933	50,126
Silicon Laboratories, Inc. (I)	18,228	906,843
Siliconware Precision Industries Company	250,000	405,564
SK Hynix, Inc.	83,361	2,005,999
Skyworks Solutions, Inc.	54,237	3,620,862
STMicroelectronics NV	96,928	582,692
Synaptics, Inc. (I)	16,584	1,124,893
Taiwan Semiconductor
Manufacturing Company, Ltd.	2,851,000	13,641,231
Teradyne, Inc.	54,377	1,077,208
Tessera Technologies, Inc.	9,754	314,762
Texas Instruments, Inc.	284,316	17,229,550
Tokyo Electron, Ltd.	24,400	1,796,301
Ultra Clean Holdings, Inc. (I)	6,513	37,124
Ultratech, Inc. (I)	5,137	117,175
United Microelectronics Corp.	1,422,000	530,676
Vanguard International Semiconductor Corp.	89,000	145,843
Veeco Instruments, Inc. (I)	7,561	134,510
Xcerra Corp. (I)	10,597	69,198
Xilinx, Inc.	72,299	3,426,250
		198,457,422
Software - 3.2%
A10 Networks, Inc. (I)	6,649	42,953
ACI Worldwide, Inc. (I)	53,407	1,103,389
Activision Blizzard, Inc.	106,469	4,179,973

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Software (continued)
Adobe Systems, Inc. (I)	104,658	$10,410,331
American Software, Inc., Class A	4,362	42,050
ANSYS, Inc. (I)	23,475	2,091,623
Aspen Technology, Inc. (I)	15,830	603,440
Autodesk, Inc. (I)	47,340	2,758,502
AVG Technologies NV (I)	7,544	144,996
Barracuda Networks, Inc. (I)	1,614	27,777
Blackbaud, Inc.	8,697	545,041
Bottomline Technologies, Inc. (I)	7,587	190,130
BroadSoft, Inc. (I)	5,407	235,745
CA, Inc.	62,149	2,008,656
Cadence Design Systems, Inc. (I)	81,267	2,008,920
Callidus Software, Inc. (I)	10,311	191,372
CDK Global, Inc.	41,325	2,285,273
Check Point Software Technologies, Ltd. (I)(L)	9,700	824,209
Citrix Systems, Inc. (I)	32,312	2,743,935
CommVault Systems, Inc. (I)	19,602	887,579
Constellation Software, Inc.	2,778	1,129,122
Dassault Systemes SA	19,692	1,568,679
Digimarc Corp. (I)(L)	1,548	42,818
Ebix, Inc. (L)	4,979	225,200
Electronic Arts, Inc. (I)	64,960	4,985,680
Ellie Mae, Inc. (I)	5,437	460,568
EnerNOC, Inc. (I)(L)	5,501	36,307
Epiq Systems, Inc.	6,172	94,000
Fair Isaac Corp.	14,084	1,569,380
Fleetmatics Group PLC (I)	7,056	288,590
Fortinet, Inc. (I)	38,819	1,327,998
Gemalto NV	11,382	695,466
Gigamon, Inc. (I)	5,057	157,526
Globant SA (I)(L)	2,769	111,148
Glu Mobile, Inc. (I)(L)	22,811	54,518
Guidance Software, Inc. (I)	4,328	24,020
Guidewire Software, Inc. (I)	13,019	764,215
Gungho Online Entertainment, Inc. (L)	60,400	174,629
HubSpot, Inc. (I)	3,506	167,447
Imperva, Inc. (I)	5,209	198,880
Infoblox, Inc. (I)	11,128	209,318
Interactive Intelligence Group, Inc. (I)	3,262	134,492
Intuit, Inc.	53,924	5,751,534
Jive Software, Inc. (I)	9,921	37,700
Kingsoft Corp., Ltd.	67,000	128,135
Konami Holdings Corp.	13,300	501,853
Manhattan Associates, Inc. (I)	33,108	2,182,810
Mentor Graphics Corp.	44,020	943,789
Microsoft Corp.	1,661,004	88,033,212
MicroStrategy, Inc., Class A (I)	1,723	321,408
MobileIron, Inc. (I)(L)	8,573	28,291
Mobileye NV (I)(L)	12,000	455,640
Model N, Inc. (I)	4,261	52,410
Monotype Imaging Holdings, Inc.	7,472	178,431
NCSoft Corp.	2,561	516,454
Nexon Company, Ltd.	18,400	300,766
NICE-Systems, Ltd.	8,277	530,816
Nintendo Company, Ltd.	15,200	2,232,655
Open Text Corp.	17,639	1,033,308
Oracle Corp.	661,685	26,599,737
Oracle Corp. Japan	5,400	285,599
Park City Group, Inc. (I)	2,333	21,557
Paycom Software, Inc. (I)	5,849	236,534
Paylocity Holding Corp. (I)	2,908	106,753
Pegasystems, Inc.	6,677	176,072
Progress Software Corp. (I)	9,440	248,555
Proofpoint, Inc. (I)	7,333	429,860
PROS Holdings, Inc. (I)	4,754	66,508
PTC, Inc. (I)	30,482	1,089,427
QAD, Inc., Class A	2,017	37,899
Qlik Technologies, Inc. (I)	17,005	488,044
Qualys, Inc. (I)	4,658	145,283
Rapid7, Inc. (I)	1,705	21,909
RealPage, Inc. (I)	9,858	214,412
Red Hat, Inc. (I)	38,356	2,971,056
RingCentral, Inc., Class A (I)	10,040	198,190
Rovi Corp. (I)	15,367	258,319
salesforce.com, Inc. (I)	132,425	11,085,297
SAP SE	151,457	12,266,450
Sapiens International Corp. NV	4,446	54,019
Seachange International, Inc. (I)	6,946	22,991
Silver Spring Networks, Inc. (I)	6,807	88,831
Symantec Corp.	128,095	2,223,729
Synchronoss Technologies, Inc. (I)	7,267	256,307
Synopsys, Inc. (I)	40,292	2,081,888
Take-Two Interactive Software, Inc. (I)	15,650	608,942
Tangoe, Inc. (I)(L)	7,664	61,389
Telenav, Inc. (I)	5,718	26,646
Textura Corp. (I)	3,728	96,928
The Rubicon Project, Inc. (I)	4,763	69,778
The Sage Group PLC	135,923	1,205,328
The Ultimate Software Group, Inc. (I)	7,677	1,569,793
TiVo, Inc. (I)	18,211	181,199
Totvs SA	22,226	182,182
Trend Micro, Inc.	14,900	537,350
TubeMogul, Inc. (I)	3,008	37,329
Tyler Technologies, Inc. (I)	14,999	2,299,197
Varonis Systems, Inc. (I)	1,819	44,238
VASCO Data Security International, Inc. (I)(L)	5,554	91,808
Verint Systems, Inc. (I)	11,450	377,736
VirnetX Holding Corp. (I)(L)	8,767	42,608
Workiva, Inc. (I)	1,641	22,646
Xura, Inc. (I)	4,300	106,726
Zendesk, Inc. (I)	10,537	258,051
Zix Corp. (I)	11,091	44,586
		220,514,793
Technology hardware, storage and peripherals - 3.0%
3D Systems Corp. (I)(L)	28,335	379,406
Acer, Inc. (I)	366,000	143,468
Advantech Company, Ltd.	37,082	273,519
Apple, Inc.	1,321,238	131,938,827
Asustek Computer, Inc.	80,000	686,275
Avid Technology, Inc. (I)	6,441	38,324
BlackBerry, Ltd. (I)	74,921	545,046
Brother Industries, Ltd.	33,800	402,039
Canon, Inc.	152,100	4,390,360
Casetek Holdings, Ltd.	17,000	64,435
Catcher Technology Company, Ltd.	77,000	583,615
Chicony Electronics Company, Ltd.	59,409	142,934
Compal Electronics, Inc. (I)	504,000	296,175
CPI Card Group, Inc. (L)	3,414	14,202
Cray, Inc. (I)	7,571	252,266
Diebold, Inc.	29,357	758,878
Eastman Kodak Company (I)(L)	3,504	45,937
Electronics For Imaging, Inc. (I)	8,678	380,357
EMC Corp.	463,931	12,966,871
Foxconn Technology Company, Ltd.	105,179	240,032
FUJIFILM Holdings Corp.	66,000	2,660,297
Hewlett Packard Enterprise Company	409,124	7,556,520

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Technology hardware, storage and peripherals (continued)
HP, Inc.	411,286	$5,503,007
HTC Corp.	76,000	197,787
Immersion Corp. (I)	5,458	34,931
Inventec Corp.	263,695	174,912
Konica Minolta, Inc.	64,700	554,113
Lenovo Group, Ltd.	568,564	348,816
Lexmark International, Inc., Class A	16,486	624,160
Lite-On Technology Corp.	245,271	315,319
NCR Corp. (I)	32,944	1,017,311
NEC Corp.	370,000	865,539
NetApp, Inc.	68,848	1,757,689
Nimble Storage, Inc. (I)	9,792	87,443
Pegatron Corp.	224,000	465,235
Pure Storage, Inc., Class A (I)(L)	5,420	63,848
Quanta Computer, Inc.	317,000	562,610
Quantum Corp. (I)	45,529	17,378
Ricoh Company, Ltd.	100,400	869,761
Samsung Electronics Company, Ltd.	15,774	17,073,566
Seagate Technology PLC (L)	70,548	1,591,563
Seiko Epson Corp.	40,500	721,947
Silicon Graphics International Corp. (I)	6,928	36,441
Stratasys, Ltd. (I)(L)	9,540	217,703
Super Micro Computer, Inc. (I)	6,837	179,403
Transcend Information, Inc.	24,000	68,475
Western Digital Corp.	66,940	3,115,388
Wistron Corp.	272,993	174,974
		201,399,102
		1,136,816,999
Materials - 4.2%
Chemicals - 2.4%
A. Schulman, Inc.	5,529	139,939
Agrium, Inc.	19,131	1,726,582
Air Liquide SA	52,820	5,683,128
Air Products & Chemicals, Inc.	33,313	4,751,766
Air Water, Inc.	23,000	357,576
Akzo Nobel NV	35,134	2,382,316
Albemarle Corp.	29,873	2,345,031
American Vanguard Corp. (I)	5,421	71,015
Arkema SA	10,187	835,759
Asahi Kasei Corp.	180,000	1,198,547
Ashland, Inc.	16,826	1,907,395
Axiall Corp.	13,138	305,984
Balchem Corp.	5,785	346,811
BASF SE	141,680	10,954,279
Cabot Corp.	16,596	758,603
Calgon Carbon Corp.	9,871	146,880
CF Industries Holdings, Inc.	39,477	1,091,934
Chase Corp.	1,300	76,362
Chemtura Corp. (I)	12,426	331,526
Chr Hansen Holding A/S	13,083	829,427
Core Molding Technologies, Inc. (I)	1,644	20,731
Croda International PLC	16,407	697,461
Daicel Corp.	41,600	515,908
E.I. du Pont de Nemours & Company	149,615	9,786,317
Eastman Chemical Company	25,570	1,875,815
Ecolab, Inc.	45,737	5,362,206
EMS-Chemie Holding AG	1,112	551,164
Evonik Industries AG	21,674	639,123
Ferro Corp. (I)	12,953	179,140
Flotek Industries, Inc. (I)(L)	10,155	119,423
FMC Corp.	22,659	1,076,076
Formosa Chemicals & Fibre Corp.	375,100	944,213
Formosa Plastics Corp.	480,040	1,161,438
FutureFuel Corp.	4,711	52,433
Givaudan SA	1,278	2,449,915
Grupa Azoty SA	3,587	61,977
Hanwha Chemical Corp.	14,794	295,728
Hawkins, Inc.	2,045	79,796
HB Fuller Company	9,324	425,734
Hitachi Chemical Company, Ltd.	14,900	276,664
Hyosung Corp.	3,189	314,014
Incitec Pivot, Ltd.	246,331	612,537
Indorama Ventures PCL	105,752	98,267
Ingevity Corp. (I)	7,171	208,963
Innophos Holdings, Inc.	3,710	142,241
Innospec, Inc.	4,479	217,500
International Flavors & Fragrances, Inc.	13,814	1,782,006
Israel Chemicals, Ltd.	75,998	311,558
Johnson Matthey PLC	24,683	1,030,092
JSR Corp.	25,700	375,151
K&S AG (L)	29,592	730,309
Kaneka Corp.	39,000	307,905
Kansai Paint Company, Ltd.	33,100	665,529
KMG Chemicals, Inc.	1,892	40,640
Koninklijke DSM NV	25,659	1,527,393
Koppers Holdings, Inc. (I)	3,867	97,874
Kraton Performance Polymers, Inc. (I)	5,851	159,089
Kronos Worldwide, Inc. (L)	4,454	26,056
Kumho Petrochemical Company, Ltd.	1,921	102,681
Kuraray Company, Ltd.	50,400	665,022
Lanxess AG	14,206	678,583
LG Chem, Ltd.	6,653	1,510,255
Linde AG	28,621	4,287,214
Lotte Chemical Corp.	2,255	536,426
LSB Industries, Inc. (I)	3,852	50,654
LyondellBasell Industries NV, Class A	59,340	4,827,902
Methanex Corp.	13,803	454,083
Mexichem SAB de CV	44,700	94,090
Minerals Technologies, Inc.	15,737	906,451
Mitsubishi Chemical Holdings Corp.	193,900	979,929
Mitsubishi Gas & Chemicals Company, Inc.	55,000	309,979
Mitsui Chemicals, Inc.	117,000	436,459
Monsanto Company	75,591	8,501,720
Nan Ya Plastics Corp.	555,210	1,057,332
NewMarket Corp.	2,649	1,072,845
Nippon Paint Company, Ltd.	21,000	593,187
Nitto Denko Corp.	23,600	1,546,330
Novozymes A/S, B Shares	31,398	1,493,958
OCI Company, Ltd. (I)	2,351	192,817
OCI NV (I)	12,170	175,127
Olin Corp.	74,574	1,715,948
OMNOVA Solutions, Inc. (I)	9,434	65,000
Orica, Ltd.	54,405	533,445
Petkim Petrokimya Holding AS	99,966	143,842
Petronas Chemicals Group BHD	202,345	322,451
PolyOne Corp.	39,245	1,470,510
Potash Corp. of Saskatchewan, Inc.	121,064	1,975,651
PPG Industries, Inc.	45,797	4,931,421
Praxair, Inc.	48,895	5,371,605
PTT Global Chemical PCL	287,911	478,432
Quaker Chemical Corp.	2,449	211,618
Rayonier Advanced Materials, Inc.	7,809	101,205
RPM International, Inc.	35,351	1,774,267
Senomyx, Inc. (I)(L)	9,290	26,291
Sensient Technologies Corp.	20,673	1,410,312

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Shin-Etsu Chemical Company, Ltd.	58,600	$3,398,203
Sika AG	297	1,285,144
Sinopec Shanghai Petrochemical
Company, Ltd., H Shares	272,099	133,494
Solvay SA	11,266	1,141,560
Stepan Company	3,538	204,107
Sumitomo Chemical Company, Ltd.	213,000	968,316
Symrise AG	18,713	1,174,229
Syngenta AG	12,942	5,089,096
Synthos SA	36,070	33,204
Taiwan Fertilizer Company, Ltd.	75,000	98,697
Taiyo Nippon Sanso Corp.	21,600	192,870
Teijin, Ltd.	132,000	461,348
Terravia Holdings, Inc. (I)(L)	16,851	41,790
The Dow Chemical Company	191,749	9,848,229
The Mosaic Company	61,097	1,541,477
The Scotts Miracle-Gro Company, Class A	12,094	840,533
The Sherwin-Williams Company	13,463	3,918,945
The Valspar Corp.	19,344	2,095,342
Toray Industries, Inc.	208,000	1,788,582
Trecora Resources (I)	4,023	45,259
Tredegar Corp.	4,869	79,121
Trinseo SA (I)	2,069	97,429
Tronox, Ltd., Class A	12,216	56,560
Umicore SA	14,552	732,292
Yara International ASA	21,275	765,088
		158,495,203
Construction materials - 0.3%
Anhui Conch Cement Company, Ltd.,
H Shares	97,710	236,649
Asia Cement Corp.	266,796	203,077
Boral, Ltd.	105,985	519,718
Cementos Argos SA	59,761	225,046
Cemex SAB de CV (I)	587,319	373,583
China National Building Material
Company, Ltd., H Shares	234,000	106,376
CRH PLC (I)	82,824	2,518,786
Eagle Materials, Inc.	13,123	1,027,793
Fletcher Building, Ltd.	73,645	445,460
Grupo Argos SA	43,332	242,244
Headwaters, Inc. (I)	13,677	259,726
HeidelbergCement AG	21,766	1,863,494
Imerys SA	5,492	387,227
Indocement Tunggal Prakarsa Tbk PT	211,020	256,935
James Hardie Industries, Ltd.	63,813	969,572
Lafarge Malayan Cement BHD	25,666	49,372
LafargeHolcim, Ltd. (I)	63,752	2,869,757
Martin Marietta Materials, Inc.	11,105	2,099,289
Semen Gresik Persero Tbk PT	421,292	277,253
Siam Cement PCL, Foreign Shares	56,091	752,661
Summit Materials, Inc., Class A (I)	5,871	127,694
Taiheiyo Cement Corp.	170,000	445,265
Taiwan Cement Corp.	393,000	361,492
U.S. Concrete, Inc. (I)	2,677	171,703
Ultratech Cement, Ltd., GDR (L)	2,420	116,053
United States Lime & Minerals, Inc.	423	22,626
Vulcan Materials Company	22,847	2,667,387
		19,596,238
Containers and packaging - 0.3%
AEP Industries, Inc.	751	45,068
Amcor, Ltd.	167,796	1,971,363
AptarGroup, Inc.	16,725	1,292,174
Avery Dennison Corp.	15,168	1,128,196
Ball Corp.	24,041	1,738,164
Bemis Company, Inc.	25,200	1,268,568
Berry Plastics Group, Inc. (I)	22,082	864,952
CCL Industries, Inc., Class B	4,144	737,631
Greif, Inc., Class A	12,589	451,442
International Paper Company	70,557	2,974,683
Klabin SA	99,679	500,657
Multi Packaging
Solutions International, Ltd. (I)	3,567	56,430
Myers Industries, Inc.	4,788	68,421
Owens-Illinois, Inc. (I)	27,384	517,558
Packaging Corp. of America	25,073	1,710,731
Rexam PLC	87,780	798,547
Sealed Air Corp.	33,262	1,544,687
Silgan Holdings, Inc.	10,769	550,727
Sonoco Products Company	26,871	1,280,941
Toyo Seikan Kaisha, Ltd.	23,200	486,367
WestRock Company	43,952	1,740,939
		21,728,246
Metals and mining - 1.1%
Agnico-Eagle Mines, Ltd.	31,249	1,402,613
AK Steel Holding Corp. (I)(L)	33,450	143,166
Alcoa, Inc. (L)	226,914	2,103,493
Allegheny Technologies, Inc. (L)	28,984	358,822
Alumina, Ltd.	369,658	377,548
Aluminum Corp. of China, Ltd., H Shares (I)	312,780	94,561
Anglo American Platinum, Ltd. (I)	4,047	90,427
Anglo American PLC	179,028	1,544,701
AngloGold Ashanti, Ltd. (I)	30,375	406,479
Antofagasta PLC (L)	51,470	319,080
ArcelorMittal (I)	264,268	1,295,248
Barrick Gold Corp.	167,002	2,791,538
BHP Billiton PLC	269,465	3,175,859
BHP Billiton, Ltd.	465,359	6,275,300
Boliden AB	40,382	715,121
Carpenter Technology Corp.	21,348	683,990
Century Aluminum Company (I)	9,387	60,640
China Steel Corp.	1,338,958	830,616
Cia Siderurgica Nacional SA (I)	113,366	205,173
Cliffs Natural Resources, Inc. (I)(L)	34,075	145,841
Coeur Mining, Inc. (I)(L)	25,562	192,482
Commercial Metals Company	52,207	896,394
Compania de Minas
Buenaventura SA, ADR (I)	18,800	179,728
Compass Minerals International, Inc.	8,979	699,913
Eldorado Gold Corp.	105,367	448,353
Eregli Demir ve Celik Fabrikalari TAS	228,481	318,626
Ferroglobe PLC	12,233	111,565
First Quantum Minerals, Ltd.	98,778	647,799
Fortescue Metals Group, Ltd. (L)	227,894	490,094
Franco-Nevada Corp.	25,139	1,589,986
Freeport-McMoRan, Inc.	215,670	2,389,624
Fresnillo PLC	27,415	400,155
Glencore Xstrata PLC (I)	1,562,456	2,954,057
Gold Fields, Ltd.	57,796	200,922
Goldcorp, Inc.	119,185	2,004,064
Grupo Mexico SAB de CV, Series B	154,600	343,597
Haynes International, Inc.	2,383	68,678
Hecla Mining Company (L)	68,492	278,078
Hitachi Metals, Ltd.	30,700	327,201
Horsehead Holding Corp. (I)	9,664	2,803
Hyundai Steel Company	11,677	478,699

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Iluka Resources, Ltd.	60,698	$282,802
Impala Platinum Holdings, Ltd. (I)	47,112	134,745
Industrias Penoles SAB de CV	5,615	89,713
JFE Holdings, Inc.	70,400	938,338
Jiangxi Copper Company, Ltd., H Shares	100,925	108,596
Kaiser Aluminum Corp.	3,123	267,672
KGHM Polska Miedz SA	10,385	158,700
Kinross Gold Corp. (I)	174,761	748,966
Kobe Steel, Ltd.	444,000	397,065
Korea Zinc Company, Ltd.	1,220	480,636
Maruichi Steel Tube, Ltd.	6,000	199,125
Materion Corp.	3,806	92,067
Mitsubishi Materials Corp.	160,000	458,460
Newcrest Mining, Ltd. (I)	110,810	1,538,684
Newmont Mining Corp.	90,910	2,946,393
Nippon Steel & Sumitomo Metal Corp.	108,600	2,227,421
Norsk Hydro ASA	164,277	653,178
Nucor Corp.	54,708	2,653,885
Olympic Steel, Inc.	1,830	43,389
POSCO	9,985	1,743,629
Randgold Resources, Ltd.	11,610	975,439
Real Industry, Inc. (I)	4,679	31,700
Reliance Steel & Aluminum Company	19,126	1,422,018
Rio Tinto PLC	158,202	4,408,727
Rio Tinto, Ltd.	61,338	1,984,159
Royal Gold, Inc.	17,369	974,922
Schnitzer Steel Industries, Inc., Class A	4,988	80,257
Sibanye Gold, Ltd.	54,542	158,461
Silver Wheaton Corp.	62,703	1,169,092
South32, Ltd. (I)	765,014	860,228
Southern Copper Corp. (L)	16,100	419,405
Steel Dynamics, Inc.	64,719	1,597,912
Stillwater Mining Company (I)	22,503	227,730
Sumitomo Metal Mining Company, Ltd.	70,000	717,161
SunCoke Energy, Inc.	12,458	75,371
Teck Resources, Ltd.	82,843	796,622
ThyssenKrupp AG	56,853	1,252,667
TimkenSteel Corp.	7,820	70,067
Turquoise Hill Resources, Ltd. (I)	146,222	413,683
United States Steel Corp. (L)	38,930	563,317
Vale SA	234,272	921,892
Vedanta, Ltd., ADR	20,968	130,631
Voestalpine AG	19,144	655,368
Worthington Industries, Inc.	20,938	782,244
Yamana Gold, Inc.	136,642	576,223
Zijin Mining Group Company, Ltd., H Shares	436,229	126,515
		75,598,309
Paper and forest products - 0.1%
Boise Cascade Company (I)	7,455	171,167
Clearwater Paper Corp. (I)	3,337	208,930
Deltic Timber Corp.	2,089	134,490
Domtar Corp.	16,678	644,438
Duratex SA	60,495	121,372
Empresas CMPC SA	156,276	323,883
Fibria Celulose SA	45,156	417,371
KapStone Paper and Packaging Corp.	15,924	242,841
Louisiana-Pacific Corp. (I)	64,459	1,178,311
Mondi PLC	46,799	909,884
Mondi, Ltd.	8,647	167,451
Neenah Paper, Inc.	3,085	214,068
Nine Dragons Paper Holdings, Ltd.	136,000	98,479
Oji Holdings Corp.	115,000	470,324
PH Glatfelter Company	8,105	166,153
Sappi, Ltd. (I)	40,394	189,452
Schweitzer-Mauduit International, Inc.	5,667	194,945
Stora Enso OYJ, Series R	28,821	247,187
UPM-Kymmene OYJ	27,855	535,959
West Fraser Timber Company, Ltd.	10,029	342,623
		6,979,328
		282,397,324
Telecommunication services - 3.8%
Diversified telecommunication services - 3.1%
8x8, Inc. (I)	16,369	209,032
Alibaba Health
Information Technology, Ltd. (I)	196,000	142,670
Asia Pacific Telecom Company, Ltd. (I)	237,000	76,154
AT&T, Inc.	1,896,318	74,240,850
Atlantic Tele-Network, Inc.	1,908	142,127
BCE, Inc.	22,390	1,032,124
Bezeq The
Israeli Telecommunication Corp., Ltd. (L)	275,674	532,587
BT Group PLC	1,079,099	6,901,732
CenturyLink, Inc.	167,610	4,545,583
China Communications Services Corp., Ltd.,
H Shares	194,400	91,262
China Telecom Corp., Ltd., H Shares	1,094,196	509,572
China Unicom Hong Kong, Ltd.	470,416	508,689
Chunghwa Telecom Company, Ltd.	437,000	1,474,318
Cincinnati Bell, Inc. (I)	39,023	155,312
Cogent Communications Holdings, Inc.	8,532	339,744
Consolidated Communications Holdings, Inc.	9,334	229,430
Deutsche Telekom AG	497,059	8,835,526
Elisa OYJ, Class A	6,841	260,671
FairPoint Communications, Inc. (I)(L)	3,894	52,764
Frontier Communications Corp. (L)	360,144	1,861,944
General Communication, Inc., Class A (I)	6,604	102,956
Globalstar, Inc. (I)(L)	90,116	196,453
Hawaiian Telcom Holdco, Inc. (I)	1,996	40,698
HKT Trust and HKT, Ltd.	324,000	469,551
IDT Corp., Class B	3,159	46,974
Iliad SA	4,078	894,294
Inmarsat PLC	56,294	585,522
Inteliquent, Inc.	6,325	105,754
Iridium Communications, Inc. (I)(L)	15,550	135,752
Koninklijke KPN NV	451,276	1,797,797
KT Corp.	3,285	88,651
Level 3 Communications, Inc. (I)	89,093	4,806,567
LG Uplus Corp.	29,635	287,214
Lumos Networks Corp. (I)	4,553	58,597
Nippon Telegraph & Telephone Corp.	98,500	4,310,867
Numericable Group SA	16,706	519,510
O2 Czech Republic AS	6,810	65,981
Orange Polska SA	46,853	68,211
Orange SA	305,238	5,311,202
ORBCOMM, Inc. (I)	10,974	103,156
PCCW, Ltd.	486,000	316,930
pdvWireless, Inc. (I)(L)	2,512	60,615
Proximus	23,010	747,408
Singapore Telecommunications, Ltd.	563,850	1,585,632
Spark New Zealand, Ltd.	195,306	488,448
Straight Path
Communications, Inc., Class B (I)	1,724	55,185
Swisscom AG	3,560	1,697,124
TDC A/S	108,447	543,071
Telecom Italia SpA (I)	1,778,530	1,684,444

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Diversified telecommunication services (continued)
Telecom Italia SpA	951,968	$734,875
Telefonica Deutschland Holding AG	114,462	512,170
Telefonica SA	558,583	5,834,540
Telekom Malaysia BHD	73,218	119,347
Telekomunikasi Indonesia Persero Tbk PT	7,366,400	2,002,676
Telenor ASA	90,995	1,512,293
Telia Company AB	382,684	1,794,176
Telkom SA SOC, Ltd.	18,436	67,986
Telstra Corp., Ltd.	619,227	2,498,877
TELUS Corp.	29,711	941,843
TPG Telecom, Ltd.	42,185	375,209
True Corp. PCL (L)	1,964,294	400,339
Turk Telekomunikasyon AS	69,880	142,663
Verizon Communications, Inc.	1,255,888	63,924,699
Vocus Communications, Ltd.	66,798	453,554
Vonage Holdings Corp. (I)	34,645	159,713
Windstream Holdings, Inc. (L)	17,329	145,390
		210,937,005
Wireless telecommunication services - 0.7%
Advanced Info Service PCL	135,400	624,272
America Movil SAB de CV, Series L	1,310,400	804,412
Axiata Group BHD	189,553	239,627
Boingo Wireless, Inc. (I)	7,095	52,503
China Mobile, Ltd.	485,970	5,533,508
DiGi.Com BHD	248,620	269,713
Empresa Nacional
de Telecomunicaciones SA (I)	13,271	114,825
Far EasTone
Telecommunications Company, Ltd.	178,000	409,736
Globe Telecom, Inc.	4,090	210,811
KDDI Corp.	249,300	7,232,359
Leap Wireless International, Inc. (I)	7,912	26,901
Maxis BHD	131,560	175,182
Millicom International Cellular SA	9,774	569,537
MTN Group, Ltd.	126,605	986,459
NTT DOCOMO, Inc.	203,800	5,091,652
Philippine Long Distance Telephone Company	12,595	513,699
Rogers Communications, Inc., Class B	52,815	2,013,764
Shenandoah Telecommunications Company	9,019	288,518
SK Telecom Company, Ltd.	2,938	550,125
SoftBank Group Corp.	137,000	7,632,831
Spok Holdings, Inc.	4,277	75,019
StarHub, Ltd.	37,600	96,347
Taiwan Mobile Company, Ltd.	192,000	655,693
Tele2 AB, B Shares (L)	47,035	412,887
Telephone & Data Systems, Inc.	25,157	724,270
Tim Participacoes SA	153,789	303,016
Tower Bersama Infrastructure Tbk PT	256,200	124,629
Turkcell Iletisim Hizmetleri AS	143,644	524,954
Vodacom Group, Ltd.	27,410	286,694
Vodafone Group PLC	3,387,087	11,311,934
XL Axiata Tbk PT (I)	531,051	137,032
		47,992,909
		258,929,914
Utilities - 3.4%
Electric utilities - 1.8%
ALLETE, Inc.	9,070	523,702
Alliant Energy Corp.	60,394	2,237,598
American Electric Power Company, Inc.	97,046	6,281,788
AusNet Services	237,733	270,342
CEZ AS	18,335	332,181
Cheung Kong Infrastructure Holdings, Ltd.	81,000	757,478
Chubu Electric Power Company, Inc.	91,700	1,247,942
CLP Holdings, Ltd.	235,500	2,219,909
Contact Energy, Ltd.	76,166	277,813
CPFL Energia SA	36,737	185,840
Duke Energy Corp.	136,038	10,642,253
Edison International	64,407	4,613,473
EDP - Energias de Portugal SA	297,624	992,171
EDP - Energias do Brasil SA	53,732	181,555
El Paso Electric Company	7,571	338,121
Electricite de France SA (L)	37,321	497,294
Endesa SA	39,325	808,562
Enea SA	16,744	42,559
Enel SpA	1,188,263	5,387,997
Energa SA	15,068	37,643
Enersis Chile SA	2,539,355	291,178
Enersis SA	2,429,984	368,524
Entergy Corp.	35,255	2,676,560
Equatorial Energia SA	31,800	401,284
Eversource Energy	62,680	3,462,443
Exelon Corp.	181,748	6,228,504
FirstEnergy Corp.	83,728	2,747,116
Fortis, Inc.	41,480	1,297,525
Fortum OYJ	23,296	349,334
Genie Energy, Ltd., B Shares (I)	2,963	22,400
Great Plains Energy, Inc.	41,020	1,196,964
Hawaiian Electric Industries, Inc.	28,644	940,383
HK Electric Investments & HK
Electric Investments, Ltd. (S)	304,500	268,232
Hokuriku Electric Power Company	24,000	298,585
Iberdrola SA	679,577	4,609,429
IDACORP, Inc.	22,686	1,660,842
Interconexion Electrica SA ESP	55,783	158,813
Korea Electric Power Corp.	36,801	1,940,308
Kyushu Electric Power Company, Inc.	60,800	613,548
MGE Energy, Inc.	6,536	331,441
Mighty River Power, Ltd.	68,309	137,301
NextEra Energy, Inc.	91,029	10,934,403
OGE Energy Corp.	53,147	1,604,508
Otter Tail Corp.	7,059	208,805
PG&E Corp.	97,415	5,852,693
PGE Polska Grupa Energetyczna SA	65,377	209,055
Pinnacle West Capital Corp.	21,917	1,612,872
PNM Resources, Inc.	35,906	1,179,153
Portland General Electric Company	16,345	673,087
Power Assets Holdings, Ltd.	172,500	1,672,433
PPL Corp.	133,157	5,131,871
Red Electrica Corp. SA	13,100	1,166,361
Reliance Infrastructure, Ltd., GDR (S)	1,952	46,832
Shikoku Electric Power Company, Inc.	25,400	300,941
SSE PLC	128,011	2,836,795
Tauron Polska Energia SA	75,918	49,671
Tenaga Nasional BHD	243,536	824,476
Terna Rete Elettrica Nazionale SpA	229,454	1,273,009
The Chugoku Electric Power Company, Inc.	42,400	528,853
The Empire District Electric Company	8,109	271,652
The Kansai Electric Power Company, Ltd. (I)	100,000	964,511
The Southern Company	180,449	8,921,399
Tohoku Electric Power Company, Inc.	63,800	819,322
Tokyo Electric Power Company, Inc. (I)	206,700	966,570
Transmissora Alianca de Energia Eletrica SA	18,255	95,225
Westar Energy, Inc.	37,690	2,123,078

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
Xcel Energy, Inc.	100,350	$4,151,480
		122,295,990
Gas utilities - 0.4%
AGL Resources, Inc.	23,811	1,566,764
APA Group, Ltd.	159,253	1,007,502
Atmos Energy Corp.	27,157	1,979,745
Chesapeake Utilities Corp.	2,803	161,705
China Gas Holdings, Ltd.	137,800	194,833
China Resources Gas Group, Ltd.	70,000	195,845
Enagas SA	25,570	766,419
ENN Energy Holdings, Ltd.	60,700	300,929
GAIL India, Ltd., GDR	3,497	114,337
Gas Natural SDG SA	44,134	873,681
Hong Kong & China Gas Company, Ltd.	864,690	1,660,075
Korea Gas Corp.	3,903	130,126
National Fuel Gas Company	22,564	1,241,020
New Jersey Resources Corp.	38,656	1,358,758
Northwest Natural Gas Company	5,111	280,594
ONE Gas, Inc.	23,542	1,380,738
Osaka Gas Company, Ltd.	266,000	993,240
Perusahaan Gas Negara Persero Tbk PT	1,630,169	295,630
Petronas Gas BHD	51,199	268,000
Piedmont Natural Gas Company, Inc.	14,581	875,735
Questar Corp.	46,570	1,174,030
Snam SpA	323,257	1,851,534
South Jersey Industries, Inc.	12,770	368,925
Southwest Gas Corp.	8,645	600,222
Spire, Inc.	7,940	504,825
Toho Gas Company, Ltd.	58,000	428,031
Tokyo Gas Company, Ltd.	325,000	1,306,661
UGI Corp.	45,751	1,963,633
WGL Holdings, Inc.	22,396	1,460,891
		25,304,428
Independent power and renewable electricity producers - 0.1%
Abengoa Yield PLC (L)	9,298	167,178
Aboitiz Power Corp.	176,000	173,032
AES Corp.	130,245	1,444,417
AES Gener SA	342,472	155,696
Atlantic Power Corp.	23,793	55,914
CGN Power Company, Ltd., H Shares (S)	711,500	216,146
China Longyuan Power Group Corp., H Shares	256,200	176,357
China Power International Development, Ltd.	268,100	113,232
China Resources Power
Holdings Company, Ltd.	152,532	239,543
Colbun SA	957,539	231,107
Datang International Power Generation
Company, Ltd., H Shares	236,336	63,249
Dynegy, Inc. (I)	22,673	427,159
Electric Power Development Company, Ltd.	20,800	535,955
Empresa Nacional de Electricidad SA	407,260	352,832
Endesa Americas SA	441,558	184,620
Energy Development Corp.	1,263,900	152,699
Glow Energy PCL	67,700	162,716
Huadian Power International Corp., H Shares	136,000	72,015
Huaneng Power International, Inc., H Shares	336,564	230,088
Huaneng Renewables Corp., Ltd., H Shares	322,600	98,003
Meridian Energy Ltd.	133,759	242,392
NRG Energy, Inc.	62,116	1,017,460
NRG Yield, Inc., Class A (L)	7,228	104,806
NRG Yield, Inc., Class C (L)	11,168	172,657
Ormat Technologies, Inc.	7,008	305,619
Pattern Energy Group, Inc.	10,560	229,997
Talen Energy Corp. (I)	32,813	377,350
TerraForm Global, Inc., Class A (I)(L)	8,590	23,880
Tractebel Energia SA	29,247	287,161
		8,013,280
Multi-utilities - 1.0%
AGL Energy, Ltd.	98,190	1,317,204
Ameren Corp.	47,958	2,376,319
ATCO, Ltd.	12,303	404,924
Avista Corp.	11,536	463,978
Black Hills Corp.	23,101	1,398,535
Canadian Utilities, Ltd., Class A	19,423	536,915
CenterPoint Energy, Inc.	84,964	1,914,239
Centrica PLC	692,312	2,041,151
CMS Energy Corp.	54,807	2,292,029
Consolidated Edison, Inc.	58,015	4,250,179
Dominion Resources, Inc.	117,879	8,516,758
DTE Energy Company	35,489	3,218,143
DUET Group	324,977	551,791
E.ON SE	309,314	3,042,159
Engie SA	225,101	3,470,156
MDU Resources Group, Inc.	51,963	1,188,394
National Grid PLC	476,672	6,949,500
NiSource, Inc.	63,196	1,507,857
NorthWestern Corp.	8,668	502,397
Public Service Enterprise Group, Inc.	100,057	4,477,551
RWE AG (I)	75,801	993,381
SCANA Corp.	28,236	1,973,979
Sempra Energy	46,614	4,993,292
Suez Environnement Company	45,103	758,434
TECO Energy, Inc.	46,573	1,282,620
Unitil Corp.	2,668	105,706
Vectren Corp.	22,028	1,094,351
Veolia Environnement SA	69,227	1,554,983
WEC Energy Group, Inc.	62,412	3,753,458
YTL Corp. BHD	311,117	122,815
YTL Power International BHD	140,563	49,354
		67,102,552
Water utilities - 0.1%
Aguas Andinas SA, Class A	295,482	163,759
American States Water Company	7,064	275,920
American Water Works Company, Inc.	35,159	2,605,282
Aqua America, Inc.	47,117	1,522,350
Artesian Resources Corp., Class A	1,708	48,166
Beijing Enterprises Water Group, Ltd.	344,000	220,588
California Water Service Group	8,824	257,220
Cia de Saneamento Basico do Estado de
Sao Paulo	62,040	439,341
Connecticut Water Service, Inc.	2,170	104,659
Consolidated Water Company, Ltd.	3,157	42,335
Guangdong Investment, Ltd.	215,380	303,688
Middlesex Water Company	3,176	117,353
Severn Trent PLC	29,351	973,510
SJW Corp.	3,013	103,918
United Utilities Group PLC	85,659	1,202,673
York Water Company	2,659	71,793
		8,452,555
		231,168,805
TOTAL COMMON STOCKS (Cost $5,715,128,245)		$6,446,045,782

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
PREFERRED SECURITIES - 0.4%
Consumer discretionary - 0.1%
Automobiles - 0.1%
Bayerische Motoren Werke AG	8,474	$623,611
Hyundai Motor Company, Ltd.	3,357	278,891
Hyundai Motor Company, Ltd., 2nd Preferred	5,293	465,900
Porsche Automobil Holding SE	23,694	1,305,929
Volkswagen AG	28,624	4,282,214
		6,956,545
Multiline retail - 0.0%
Lojas Americanas SA	106,026	450,968
		7,407,513
Consumer staples - 0.1%
Beverages - 0.0%
Embotelladora Andina SA, B Shares	35,438	111,493
Food and staples retailing - 0.0%
Cia Brasileira de Distribuicao	28,556	319,651
Household products - 0.1%
Henkel AG & Company KGaA	27,410	3,197,469
Personal products - 0.0%
Amorepacific Corp.	1,271	266,565
		3,895,178
Energy - 0.0%
Oil, gas and consumable fuels - 0.0%
Petroleo Brasileiro SA (I)	709,461	1,578,500
Financials - 0.2%
Banks - 0.2%
Banco Bradesco SA	502,713	3,171,866
Bancolombia SA	62,930	514,678
Grupo Aval Acciones y Valores	514,058	188,760
Itau Unibanco Holding SA	549,644	4,418,629
Itausa - Investimentos Itau SA	704,940	1,392,869
		9,686,802
Diversified financial services - 0.0%
Grupo de Inversiones Suramericana SA	13,980	164,359
		9,851,161
Information technology - 0.0%
Technology hardware, storage and peripherals - 0.0%
Samsung Electronics Company, Ltd.	2,940	2,617,211
Materials - 0.0%
Chemicals - 0.0%
Braskem SA, A Shares	28,157	163,631
Fuchs Petrolub AG	10,679	434,726
LG Chem, Ltd.	1,074	176,690
Sociedad Quimica y Minera de Chile SA,
B Shares	11,664	254,700
		1,029,747
Metals and mining - 0.0%
Gerdau SA	156,683	241,511
Vale SA	347,366	1,080,472
		1,321,983
Paper and forest products - 0.0%
Suzano Papel e Celulose SA, A Shares	66,009	267,792
		2,619,522
Telecommunication services - 0.0%
Diversified telecommunication services - 0.0%
Telefonica Brasil SA	70,854	821,362
Utilities - 0.0%
Electric utilities - 0.0%
Centrais Eletricas Brasileiras SA, B Shares (I)	41,704	144,261
Cia Energetica de Minas Gerais	138,448	215,702
Cia Paranaense de Energia, B Shares	19,637	128,682
		488,645
Independent power and renewable electricity producers - 0.0%
Cia Energetica de Sao Paulo, B Shares	35,983	120,587
		609,232
TOTAL PREFERRED SECURITIES (Cost $33,254,126)		$29,399,679

EXCHANGE-TRADED FUNDS - 0.7%
iShares MSCI India ETF	836,619	23,115,783
iShares MSCI Russia Capped ETF (L)	337,758	4,394,232
VanEck Vectors Russia ETF	1,250,248	21,016,669
TOTAL EXCHANGE-TRADED FUNDS (Cost $51,847,161)		$48,526,684

RIGHTS - 0.0%
Abertis Infraestructuras SA (Expiration
Date: 06/20/2016) (I)(N)	63,501	48,681
Alior Bank SA (Expiration Date: 06/01/2016;
Strike Price PLN 38.9) (I)	3,598	9,055
Banco Popular Espanol SA (Expiration date:
06/13/2016; Strike Price: EUR 1.25) (I)	218,595	54,481
Community Health Systems, Inc. (Expiration
Date: 12/31/2049) (I)(N)	70,775	304
Ferrovial SA (Expiration
Date: 06/17/2016) (I)(N)	57,846	20,660
True Corp. PCL (Expiration Date: 06/21/2016;
Strike Price: THB 7.15) (I)(N)	279,494	1,191
TOTAL RIGHTS (Cost $90,627)		$134,372

WARRANTS - 0.0%
Asterias Biotherapeutics, Inc. (Expiration date:
09/30/2016; Strike Price USD 5.00) (I)	456	255
Imperial Holdings, Ltd. (Expiration
Date: 04/11/2019) (I)(N)	163	14
Indorama Ventures PCL (Expiration Date:
08/24/2017; Strike Price: THB 36.00) (I)	15,200	1,821
Indorama Ventures PCL (Expiration Date:
08/24/2018; Strike Price: THB 43.00) (I)	11,692	1,028
Minor International PCL (Expiration Date:
11/03/2017; Strike Price: THB 40.00) (I)	11,170	1,688
TOTAL WARRANTS (Cost $260)		$4,806

SECURITIES LENDING COLLATERAL - 1.8%
John Hancock
Collateral Trust, 0.5434% (W)(Y)	12,445,846	124,550,556
TOTAL SECURITIES LENDING
COLLATERAL (Cost $124,527,050)		$124,550,556

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 3.2%
Repurchase agreement - 3.2%
Repurchase Agreement with State Street Corp.
dated 05/31/2016 at 0.030% to be
repurchased at $215,360,179 on 06/01/2016,
collateralized by $205,070,000
U.S. Treasury Bonds, 3.000% due
11/15/2045 (valued at $219,681,238,
including interest)	$215,360,000	$215,360,000
TOTAL SHORT-TERM INVESTMENTS (Cost $215,360,000)		$215,360,000
Total Investments (Strategic Equity Allocation Fund)
(Cost $6,140,207,469) - 101.2%		$6,864,021,879
Other assets and liabilities, net - (1.2%)		(82,915,282)
TOTAL NET ASSETS - 100.0%		$6,781,106,597

Total Return Fund

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 66.3%
U.S. Government - 33.7%
Treasury Inflation Protected Securities
0.125%, 04/15/2018 to 01/15/2023	$82,140,714	$82,546,801
0.375%, 07/15/2023	20,155,464	20,518,948
0.625%, 01/15/2026	8,317,015	8,587,426
0.750%, 02/15/2042 to 02/15/2045	9,938,796	9,442,171
1.375%, 02/15/2044	3,064,890	3,369,981
1.750%, 01/15/2028	36,937,225	42,281,081
2.000%, 01/15/2026	38,388,160	44,353,335
2.375%, 01/15/2025 to 01/15/2027	49,092,517	58,643,365
2.500%, 01/15/2029	19,518,224	24,188,876
3.625%, 04/15/2028	4,857,963	6,597,089
3.875%, 04/15/2029	9,269,440	13,079,569
U.S. Treasury Bonds
2.500%, 02/15/2045 to 02/15/2046	44,000,000	42,699,444
2.625%, 05/15/2046	700,000	679,684
2.750%, 08/15/2042 to 11/15/2042	53,200,000	54,818,727
2.875%, 05/15/2043 to 08/15/2045	18,900,000	19,833,601
3.000%, 05/15/2042 to 05/15/2045	54,900,000	59,120,591
3.125%, 02/15/2043 to 08/15/2044	49,200,000	54,199,354
3.375%, 05/15/2044	17,100,000	19,743,147
4.250%, 05/15/2039	11,300,000	14,914,237
4.375%, 11/15/2039 to 05/15/2040	14,700,000	19,733,181
4.500%, 08/15/2039	12,000,000	16,396,404
4.625%, 02/15/2040	4,200,000	5,833,078
U.S. Treasury Notes
2.250%, 11/15/2024 (D)	9,800,000	10,158,700
2.375%, 08/15/2024	14,800,000	15,492,596
2.500%, 05/15/2024 (D)	9,000,000	9,512,928
2.750%, 02/15/2024 (D)	12,500,000	13,444,338
		670,188,652
U.S. Government Agency - 32.6%
Federal Home Loan Mortgage Corp.
2.569%, 06/01/2034 (P)	58,477	61,574
2.676%, 11/01/2035 (P)	35,516	37,418
2.950%, 01/01/2029 (P)	39,243	41,005
3.500%, TBA (C)	10,000,000	10,437,946
4.000%, TBA (C)	24,000,000	25,584,345
4.000%, 05/01/2029 to 09/01/2035	703,854	758,254
4.500%, TBA (C)	11,000,000	11,955,389
4.500%, 10/01/2025 to 10/01/2041	381,445	416,445
5.500%, 04/01/2035 to 01/01/2040	1,324,319	1,494,718
6.000%, 08/01/2016 to 05/01/2040	17,724,500	20,150,083
Federal National Mortgage Association
1.576%, 06/01/2043 (P)	365,471	367,542
1.776%, 10/01/2040 (P)	44,558	44,994
2.145%, 11/01/2034 (P)	96,886	100,189
2.247%, 11/01/2035 (P)	102,098	105,301
2.310%, 08/01/2022	3,126,860	3,183,895
2.394%, 09/01/2035 (P)	931,580	980,916
2.410%, 05/01/2035 (P)	50,416	52,917
2.432%, 01/01/2035 (P)	75,292	78,586
2.491%, 06/01/2035 (P)	256,682	269,988
2.504%, 09/01/2035 (P)	69,062	72,570
2.530%, 07/01/2034 (P)	81,348	85,682
2.533%, 05/01/2035 (P)	145,306	151,450
2.640%, 06/01/2022	3,780,390	3,918,162
2.644%, 03/01/2035 (P)	29,628	31,240
2.870%, 09/01/2027	2,975,680	3,062,231
2.940%, 07/01/2022	1,518,983	1,596,813
3.000%, TBA (C)	67,000,000	69,071,527
3.000%, 04/01/2022 to 05/01/2022	239,637	250,131
3.155%, 05/01/2022	5,649,171	5,994,071
3.330%, 11/01/2021	316,392	338,253
3.500%, TBA (C)	126,000,000	131,874,286
3.500%, 01/01/2021 to 10/01/2030	7,431,043	7,863,526
3.846%, 05/01/2036 (P)	401,296	421,309
4.000%, TBA (C)	148,000,000	157,864,472
4.000%, 08/01/2018 to 08/01/2041	14,574,049	15,497,109
4.500%, TBA (C)	14,000,000	15,236,341
4.500%, 01/01/2018 to 07/01/2042	10,610,490	11,504,665
5.000%, TBA (C)	5,000,000	5,546,062
5.000%, 03/01/2023 to 03/01/2044	2,765,354	3,077,007
5.500%, 06/01/2018 to 09/01/2041	43,829,991	49,380,720
6.000%, 12/01/2016 to 05/01/2041	16,940,223	19,376,871
6.500%, 03/01/2036 to 11/01/2037	7,593	8,861
Government National
Mortgage Association
1.750%, 05/20/2023 to 05/20/2030 (P)	111,807	114,088
1.875%, 09/20/2021 (P)	11,144	11,295
2.000%, 02/20/2024 to 02/20/2032 (P)	351,396	360,963
3.000%, 12/15/2044	998,055	1,032,788
3.500%, TBA (C)	21,000,000	22,163,606
4.000%, TBA (C)	19,880,000	21,201,690
4.000%, 10/20/2044	92,253	98,502
5.000%, TBA (C)	3,000,000	3,320,137
5.000%, 10/15/2033 to 09/15/2040	19,538,967	21,793,841
U.S. Small Business Administration
5.130%, 09/01/2023	21,325	23,129
5.520%, 06/01/2024	464,263	506,881
		648,971,784
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $1,298,408,732)		$1,319,160,436

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS - 2.0%
Argentina - 0.1%
Republic of Argentina
6.875%, 04/22/2021 (S)		$950,000	$995,600
			995,600
Brazil - 0.1%
Banco Nacional de Desenvolvimento
Economico e Social
3.375%, 09/26/2016 (S)		1,400,000	1,397,620
4.125%, 09/15/2017 (S)	EUR	600,000	675,486
			2,073,106
Canada - 0.6%
Province of Ontario
1.650%, 09/27/2019		$5,500,000	5,522,517
3.150%, 06/02/2022	CAD	1,400,000	1,162,565
4.400%, 04/14/2020		$800,000	880,408
Province of Quebec
3.500%, 07/29/2020		1,000,000	1,070,909
3.500%, 12/01/2022	CAD	600,000	508,839
4.250%, 12/01/2021		2,800,000	2,444,360
			11,589,598
Mexico - 0.8%
Government of Mexico
8.000%, 06/11/2020	MXN	256,500,000	15,194,395
			15,194,395
South Korea - 0.4%
Export-Import Bank of Korea
2.625%, 12/30/2020		$8,400,000	8,577,929
Korea Development Bank
3.500%, 08/22/2017		600,000	615,012
			9,192,941
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $40,906,029)			$39,045,640

CORPORATE BONDS - 27.7%
Consumer discretionary - 2.5%
Daimler Finance North America LLC
1.317%, 08/01/2016 (P)(S)		1,500,000	1,501,344
DISH DBS Corp.
4.250%, 04/01/2018		300,000	307,500
Ford Motor Credit Company LLC
1.082%, 11/08/2016 (P)		14,500,000	14,499,420
1.154%, 09/08/2017 (P)		1,200,000	1,196,158
3.984%, 06/15/2016		4,300,000	4,304,610
6.625%, 08/15/2017		2,200,000	2,328,047
8.000%, 12/15/2016		1,600,000	1,657,600
General Motors Financial Company, Inc.
3.150%, 01/15/2020		4,300,000	4,343,808
4.375%, 09/25/2021		2,100,000	2,200,514
Numericable-SFR SA
7.375%, 05/01/2026 (S)		4,000,000	4,027,500
President and Fellows of Harvard College
6.500%, 01/15/2039 (S)		7,400,000	11,055,896
Volkswagen Group of America
Finance LLC
1.124%, 05/22/2018 (P)		1,800,000	1,772,480
Wynn Las Vegas LLC
5.500%, 03/01/2025 (S)		900,000	869,625
			50,064,502
Consumer staples - 0.5%
CVS Health Corp.
2.800%, 07/20/2020		9,600,000	9,870,787
CVS Pass-Through Trust
6.943%, 01/10/2030		234,737	275,291
			10,146,078
Energy - 1.9%
Continental Resources, Inc.
5.000%, 09/15/2022		750,000	708,750
El Paso Pipeline Partners Operating
Company LLC
6.500%, 04/01/2020		200,000	217,157
Energy Transfer Partners LP
4.750%, 01/15/2026		1,000,000	954,098
Kinder Morgan Energy Partners LP
3.500%, 09/01/2023		100,000	93,345
6.850%, 02/15/2020		2,700,000	2,964,144
Kinder Morgan, Inc.
1.500%, 03/16/2022	EUR	1,600,000	1,677,448
2.250%, 03/16/2027		800,000	788,662
7.000%, 06/15/2017		$2,000,000	2,087,566
ONEOK Partners LP
8.625%, 03/01/2019		2,900,000	3,262,306
Petrobras Global Finance BV
2.768%, 01/15/2019 (P)		300,000	268,140
3.002%, 03/17/2017 (P)		1,700,000	1,691,500
3.250%, 03/17/2017		100,000	99,900
3.500%, 02/06/2017		700,000	698,950
3.522%, 03/17/2020 (P)		200,000	172,000
4.375%, 05/20/2023		800,000	613,200
5.750%, 01/20/2020		400,000	375,300
5.875%, 03/01/2018		500,000	507,500
6.125%, 10/06/2016		500,000	502,500
6.250%, 03/17/2024		400,000	336,280
6.750%, 01/27/2041		400,000	287,880
6.850%, 06/05/2115		5,700,000	3,847,500
6.875%, 01/20/2040		700,000	518,000
7.875%, 03/15/2019		600,000	608,250
8.375%, 05/23/2021		1,900,000	1,880,430
Regency Energy Partners LP
4.500%, 11/01/2023		4,500,000	4,230,666
Shell International Finance BV
4.375%, 05/11/2045		2,000,000	2,062,156
Western Gas Partners LP
3.950%, 06/01/2025		2,375,000	2,141,986
Williams Partners LP
4.875%, 05/15/2023		4,900,000	4,475,523
			38,071,137
Financials - 16.7%
Ally Financial, Inc.
3.500%, 07/18/2016		345,000	345,431
American Express Bank FSB
6.000%, 09/13/2017		3,300,000	3,491,492
American International Group, Inc.
6.400%, 12/15/2020		1,900,000	2,193,922
Banco de Credito e Inversiones
3.000%, 09/13/2017 (S)		1,000,000	1,007,973
Banco Popular Espanol SA (11.500% to
10/10/2018, then 5 Year Euro Swap
Rate + 10.237%)
10/10/2018 (Q)	EUR	1,300,000	1,486,312
Bank of America Corp.
0.956%, 08/15/2016 (P)		$1,200,000	1,199,040

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Bank of America Corp. (continued)
2.600%, 01/15/2019		$400,000	$406,256
2.625%, 04/19/2021		1,500,000	1,505,781
2.650%, 04/01/2019		1,200,000	1,221,608
3.300%, 01/11/2023		6,400,000	6,512,051
5.750%, 12/01/2017		100,000	105,785
6.400%, 08/28/2017		5,700,000	6,033,946
6.875%, 04/25/2018		16,000,000	17,462,336
Bank of America NA
0.914%, 06/15/2016 (P)		3,300,000	3,300,307
0.934%, 06/15/2017 (P)		5,600,000	5,579,969
1.052%, 05/08/2017 (P)		3,600,000	3,603,503
6.000%, 10/15/2036		2,700,000	3,351,394
Barclays Bank PLC (14.000% to
06/15/2019, then 3 month GBP
LIBOR + 13.400%)
06/15/2019 (Q)	GBP	500,000	901,145
BBVA Bancomer SA
6.500%, 03/10/2021 (S)		$1,500,000	1,638,000
Boston Properties LP
3.850%, 02/01/2023		5,200,000	5,493,899
Caixa Economica Federal
2.375%, 11/06/2017 (S)		1,000,000	971,250
CIT Group, Inc.
3.875%, 02/19/2019		1,200,000	1,205,628
5.250%, 03/15/2018		7,300,000	7,537,250
5.500%, 02/15/2019 (S)		2,400,000	2,508,000
Citigroup, Inc.
1.157%, 05/01/2017 (P)		1,700,000	1,698,120
Cooperatieve Rabobank UA
4.375%, 08/04/2025		1,500,000	1,561,034
Cooperatieve Rabobank UA (8.400% to
06/29/2017, then 5 Year
CMT + 7.490%)
06/29/2017 (Q)		1,100,000	1,156,802
Credit Agricole SA (7.875% to
01/23/2024, then 5 Year U.S. Swap
Rate + 4.898%)
01/23/2024 (Q)(S)		2,100,000	2,058,000
Credit Suisse AG (5.750% to 09/18/2020,
then 5 Year Euro Swap Rate + 4.000%)
09/18/2025	EUR	1,400,000	1,674,550
Credit Suisse Group
Funding Guernsey, Ltd.
3.450%, 04/16/2021 (S)		$2,900,000	2,923,771
3.750%, 03/26/2025		5,800,000	5,676,089
Deutsche Bank AG
2.538%, 05/10/2019 (P)		8,400,000	8,450,803
Fifth Third Bancorp
1.043%, 12/20/2016 (P)		700,000	699,083
HSBC Holdings PLC
2.874%, 03/08/2021 (P)		3,300,000	3,411,870
3.400%, 03/08/2021		4,900,000	5,014,043
Huntington Bancshares, Inc.
3.150%, 03/14/2021		5,000,000	5,124,720
ICICI Bank, Ltd.
4.750%, 11/25/2016 (S)		10,400,000	10,543,614
JPMorgan Chase & Co.
1.188%, 04/25/2018 (P)		3,200,000	3,195,389
2.400%, 06/07/2021		7,000,000	6,988,870
2.550%, 03/01/2021		3,300,000	3,326,872
2.750%, 06/23/2020		11,100,000	11,306,160
JPMorgan Chase & Co. (5.300% to
05/01/2020, then 3 month
LIBOR + 3.800%)
05/01/2020 (Q)		4,500,000	4,533,750
KBC Bank NV (8.000% to 01/25/2018,
then 5 Year U.S. Swap Rate + 7.097%)
01/25/2023		7,000,000	7,618,023
Lloyds Bank PLC (12.000% to
12/16/2024, then 3 month
LIBOR + 11.750%)
12/16/2024 (Q)(S)		9,400,000	12,540,728
Morgan Stanley
1.918%, 04/25/2018 (P)		15,700,000	15,861,961
2.125%, 04/25/2018		2,300,000	2,317,988
Murray Street Investment Trust I
4.647%, 03/09/2017		7,900,000	8,105,416
National Australia Bank Ltd.
2.250%, 03/16/2021 (S)		4,700,000	4,749,388
Novo Banco SA
5.000%, 04/23/2019	EUR	700,000	545,323
OneMain Financial Holdings, Inc.
6.750%, 12/15/2019 (S)		$800,000	808,000
7.250%, 12/15/2021 (S)		800,000	804,000
Prologis LP
3.750%, 11/01/2025		5,000,000	5,263,705
Realkredit Danmark A/S
1.000%, 04/01/2017	DKK	46,600,000	7,037,097
2.000%, 04/01/2017		56,000,000	8,526,448
Regions Financial Corp.
3.200%, 02/08/2021		$3,600,000	3,638,059
Royal Bank of Canada
2.300%, 03/22/2021		4,700,000	4,753,745
Royal Bank of Scotland Group PLC
(6.990% to 10/05/2017, then 3 month
LIBOR + 2.670%)
10/05/2017 (Q)(S)		6,800,000	7,514,000
Royal Bank of Scotland Group PLC
(7.648% to 09/30/2031, then 3 month
LIBOR + 2.500%)
09/30/2031 (Q)		5,000,000	5,887,500
Springleaf Finance Corp.
6.500%, 09/15/2017		7,000,000	7,227,500
6.900%, 12/15/2017		2,000,000	2,095,000
Sumitomo Mitsui Financial Group, Inc.
3.784%, 03/09/2026		4,500,000	4,744,796
The Bear Stearns Companies LLC
7.250%, 02/01/2018		12,800,000	13,950,554
The Blackstone Group LP
9.296%, 03/19/2019		1,291,917	1,288,687
The Goldman Sachs Group, Inc.
3.500%, 01/23/2025		8,400,000	8,471,627
The Toronto-Dominion Bank
2.250%, 03/15/2021 (S)		4,600,000	4,646,566
UBS AG
1.195%, 06/01/2017 (P)		900,000	900,979
1.485%, 06/01/2020 (P)		300,000	299,542
UBS Group Funding Jersey, Ltd.
3.000%, 04/15/2021 (S)		9,000,000	9,029,403
4.125%, 04/15/2026 (S)		4,400,000	4,519,275
Wells Fargo & Company
2.550%, 12/07/2020		2,600,000	2,642,003
2.600%, 07/22/2020		4,100,000	4,181,180

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Wells Fargo & Company, Series K
(7.980% to 03/15/2018, then 3 month
LIBOR + 3.770%)
03/15/2018 (Q)		$7,600,000	$7,999,000
Westpac Banking Corp.
2.100%, 02/25/2022 (S)		6,200,000	6,233,685
			332,606,996
Health care - 1.2%
Abbvie, Inc.
2.850%, 05/14/2023		5,000,000	4,953,855
Actavis Funding SCS
3.000%, 03/12/2020		600,000	607,879
3.450%, 03/15/2022		700,000	710,730
Baxalta, Inc.
2.875%, 06/23/2020 (S)		5,500,000	5,479,953
Valeant Pharmaceuticals International, Inc.
4.500%, 05/15/2023	EUR	9,600,000	8,210,355
Zimmer Biomet Holdings, Inc.
2.700%, 04/01/2020		$3,800,000	3,849,381
			23,812,153
Industrials - 1.1%
AerCap Ireland Capital, Ltd.
2.750%, 05/15/2017		3,900,000	3,900,000
Hellenic Railways Organization SA
4.028%, 03/17/2017	EUR	6,500,000	6,852,528
International Lease Finance Corp.
3.875%, 04/15/2018		$1,500,000	1,522,500
6.750%, 09/01/2016 (S)		2,500,000	2,525,000
7.125%, 09/01/2018 (S)		1,900,000	2,090,000
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.350%, 06/30/2022 (S)		7,379,000	1,918,540
Odebrecht Offshore Drilling Finance, Ltd.
6.625%, 10/01/2023 (S)		541,440	70,387
Owens Corning
4.200%, 12/01/2024		3,200,000	3,278,605
			22,157,560
Information technology - 0.6%
Alibaba Group Holding, Ltd.
2.500%, 11/28/2019		6,400,000	6,407,411
Apple, Inc.
2.850%, 05/06/2021		1,700,000	1,773,605
Diamond 1 Finance Corp.
5.450%, 06/15/2023 (S)		2,800,000	2,845,679
			11,026,695
Materials - 1.1%
Cemex SAB de CV
7.250%, 01/15/2021 (S)		5,000,000	5,224,500
CSN Islands XI Corp.
6.875%, 09/21/2019 (S)		600,000	327,000
GTL Trade Finance, Inc.
7.250%, 10/20/2017		2,300,000	2,374,750
7.250%, 10/20/2017 (S)		8,000,000	8,260,000
Rio Oil Finance Trust Series 2014-1
9.250%, 07/06/2024 (S)		792,000	530,640
Rio Oil Finance Trust Series 2014-3
9.750%, 01/06/2027 (S)		7,000,000	4,620,000
			21,336,890
Telecommunication services - 1.6%
AT&T, Inc.
2.800%, 02/17/2021		2,900,000	2,939,133
Telefonica Emisiones SAU
1.275%, 06/23/2017 (P)		8,800,000	8,801,065
Verizon Communications, Inc.
2.164%, 09/15/2016 (P)		8,700,000	8,731,781
2.382%, 09/14/2018 (P)		1,900,000	1,953,396
3.650%, 09/14/2018		6,300,000	6,607,843
5.012%, 08/21/2054		3,064,000	3,166,791
			32,200,009
Utilities - 0.5%
Dynegy, Inc.
6.750%, 11/01/2019		5,625,000	5,639,063
7.375%, 11/01/2022		1,400,000	1,354,500
7.625%, 11/01/2024		800,000	768,000
Red Oak Power LLC
8.540%, 11/30/2019		464,619	464,619
SteelRiver Transmission Company LLC
4.710%, 06/30/2017 (S)		1,557,737	1,575,109
TOTAL CORPORATE BONDS (Cost $570,214,349)			$551,223,311

TERM LOANS (M) - 0.1%
Consumer discretionary - 0.1%
FCA US LLC
3.500%, 05/24/2017		2,307,103	2,307,516
TOTAL TERM LOANS (Cost $2,305,708)			$2,307,516

MUNICIPAL BONDS - 4.2%
California Infrastructure & Economic
Development Bank 6.486%, 05/15/2049		1,600,000	2,150,672
California State Public Works Board,
Series G2 8.361%, 10/01/2034		20,000,000	30,097,200
California Statewide Communities
Development Authority
7.550%, 05/15/2040		4,300,000	5,939,461
Chicago Transit Authority (Illinois)
6.200%, 12/01/2040		700,000	825,762
Chicago Transit Authority,
Series A (Illinois)
6.300%, 12/01/2021		165,000	181,187
6.899%, 12/01/2040		2,700,000	3,394,602
City of Chicago (Illinois)
5.633%, 01/01/2020		2,100,000	2,087,358
7.750%, 01/01/2042		1,600,000	1,602,032
Dallas Convention Center Hotel
Development Corp. (Texas)
7.088%, 01/01/2042		1,700,000	2,327,606
Illinois Municipal Electric Agency
6.832%, 02/01/2035		1,800,000	2,219,274
Iowa Tobacco Settlement Authority,
Series A 6.500%, 06/01/2023		680,000	691,791
Los Angeles County Public Works
Financing Authority (California)
7.618%, 08/01/2040		6,800,000	10,194,968
New Jersey State Turnpike Authority
7.414%, 01/01/2040		5,400,000	8,221,500
Public Power Generation Agency
(Nebraska) 7.242%, 01/01/2041		300,000	376,317
State of California 7.950%, 03/01/2036		6,000,000	7,229,760
University of California
6.270%, 05/15/2031		5,300,000	5,899,960
TOTAL MUNICIPAL BONDS (Cost $71,990,122)			$83,439,450

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS - 12.8%
Commercial and residential - 12.1%
American Home Mortgage
Investment Trust, Series 2004-4,
Class 4A
2.905%, 02/25/2045 (P)		$81,088	$80,966
BAMLL Commercial Mortgage
Securities Trust, Series 2016-ASHF,
Class A
2.333%, 03/15/2028 (P)(S)		4,600,000	4,633,515
Banc of America Commercial
Mortgage Trust, Series 2006-4,
Class A1A
5.617%, 07/10/2046 (P)		3,945,008	3,940,976
Banc of America Funding, Ltd.,
Series 2012-R5, Class A
0.699%, 10/03/2039 (P)(S)		2,427,971	2,420,725
Banc of America Mortgage Trust,
Series 2005-F, Class 2A2
2.806%, 07/25/2035 (P)		1,331,790	1,225,390
BCAP LLC Trust
Series 2011-RR4, Class 8A1,
5.250%, 02/26/2036 (S)		2,157,075	1,881,520
Series 2011-RR5, Class 12A1,
5.230%, 03/26/2037 (P)(S)		475,152	455,863
Series 2011-RR5, Class 5A1,
5.250%, 08/26/2037 (S)		3,791,859	3,906,576
Series 2012-RR10, Class 8A2,
4.000%, 03/26/2036 (P)(S)		2,119,010	2,112,846
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2004-8, Class 2A1,
2.910%, 11/25/2034 (P)		1,028,130	981,980
Series 2005-1, Class 2A1,
2.892%, 03/25/2035 (P)		2,070,426	2,019,519
Series 2003-8, Class 2A1,
2.972%, 01/25/2034 (P)		199,864	201,724
Bear Stearns Alt-A Trust
Series 2005-7, Class 22A1,
2.880%, 09/25/2035 (P)		519,232	431,938
Series 2005-8, Class 21A1,
2.741%, 10/25/2035 (P)		5,399,239	4,815,595
Bear Stearns Commercial
Mortgage Securities Trust
Series 2007-PW15, Class A4,
5.331%, 02/11/2044		326,541	332,196
Series 2007-PW16, Class A1A,
5.720%, 06/11/2040 (P)		8,820,741	9,117,036
Series 2007-PW18, Class A4,
5.700%, 06/11/2050		5,649,489	5,838,284
Bella Vista Mortgage Trust,
Series 2005-1, Class 2A
0.983%, 02/22/2035 (P)		2,079,218	1,810,955
Citigroup Commercial Mortgage Trust,
Series 2006-C5, Class A1A
5.425%, 10/15/2049		10,652,534	10,736,402
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11, Class 1A1,
3.040%, 05/25/2035 (P)		303,026	297,150
Series 2005-11, Class A2A,
2.730%, 10/25/2035 (P)		2,708,797	2,666,624
Series 2005-6, Class A1,
2.430%, 09/25/2035 (P)		2,559,529	2,545,697
Countrywide Alternative Loan Trust
Series 2004-27CB, Class A1,
6.000%, 12/25/2034		2,517,443	2,502,533
Series 2007-OA6, Class A1B,
0.646%, 06/25/2037 (P)		4,528,714	3,833,421
Series 2005-62, Class 2A1,
1.410%, 12/25/2035 (P)		3,990,692	3,336,474
Series 2005-81, Class A1,
0.726%, 02/25/2037 (P)		3,997,690	3,083,930
Countrywide Home Loan Mortgage
Pass Through Trust
Series 2004-22, Class A3,
2.667%, 11/25/2034 (P)		760,920	716,092
Series 2004-HYB9, Class 1A1,
2.788%, 02/20/2035 (P)		1,062,422	1,057,940
Series 2005-HYB9, Class 3A2A,
2.592%, 02/20/2036 (P)		183,921	169,851
Credit Suisse Commercial Mortgage Trust
Series 2006-C5, Class A1A,
5.297%, 12/15/2039		1,328,306	1,340,241
Series 2007-C1, Class A3,
5.383%, 02/15/2040		762,306	770,618
Series 2010-18, Class R,
2.686%, 04/26/2038 (P)(S)		1,200,000	1,171,612
Series 2007-C5, Class A4,
5.695%, 09/15/2040 (P)		5,014,292	5,185,379
Deco, Ltd., Series 2014-BONA, Class A
1.250%, 11/07/2024 (P)(S)	EUR	6,238,343	6,954,976
Eurosail-UK PLC, Series 2007-4X,
Class A2A
0.891%, 06/13/2045 (P)	GBP	2,569,840	3,694,976
First Horizon Mortgage Pass-
Through Trust, Series 2004-AR7,
Class 4A1
2.641%, 02/25/2035 (P)		$1,213,003	1,195,645
GreenPoint Mortgage Funding Trust,
Series 2006-AR2, Class 4A1
2.410%, 03/25/2036 (P)		3,625,339	2,942,053
Greenwich Capital Commercial
Funding Corp., Series 2007-GG9,
Class A4
5.444%, 03/10/2039		1,934,244	1,960,127
GS Mortgage Securities Corp Trust,
Series 2016-RENT, Class A
3.203%, 02/10/2029 (S)		4,700,000	4,849,790
GSR Mortgage Loan Trust
Series 2005-AR6, Class 2A1,
2.874%, 09/25/2035 (P)		7,375,711	7,405,071
Series 2005-AR7, Class 6A1,
2.859%, 11/25/2035 (P)		808,216	773,567
HarborView Mortgage Loan Trust,
Series 2005-2, Class 2A1A
0.656%, 05/19/2035 (P)		201,904	166,287
HomeBanc Mortgage Trust, Series 2005-4,
Class A1
0.716%, 10/25/2035 (P)		5,747,992	5,263,380
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2007-LD12, Class A4,
5.882%, 02/15/2051 (P)		700,000	718,942
Series 2016-ATRM, Class A,
2.962%, 10/05/2028 (S)		5,300,000	5,341,821

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
JPMorgan Chase Commercial Mortgage
Securities Trust (continued)
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047		$2,676,449	$2,704,598
Series 2007-LDPX, Class A3,
5.420%, 01/15/2049		628,887	639,242
JPMorgan Mortgage Trust,
Series 2005-S3, Class 1A2
5.750%, 01/25/2036		86,552	73,406
Landmark Mortgage Securities No 3 PLC,
Series 3, Class A
0.868%, 04/17/2044 (P)	GBP	2,186,021	2,824,325
Merrill Lynch Mortgage Investors Trust
Series 2005-1, Class 2A5,
2.395%, 04/25/2035 (P)		$422,295	398,217
Series 2005-2, Class 1A,
1.904%, 10/25/2035 (P)		2,960,011	2,857,067
Series 2005-2, Class 3A,
1.439%, 10/25/2035 (P)		177,503	167,238
Series 2005-3, Class 4A,
0.696%, 11/25/2035 (P)		74,892	69,739
Series 2005-A6, Class 2A3,
0.826%, 08/25/2035 (P)		1,381,325	1,244,188
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-6,
Class A4
5.485%, 03/12/2051 (P)		2,700,000	2,753,884
Morgan Stanley Capital I Trust
Series 2006-IQ12, Class A1A,
5.319%, 12/15/2043		10,351,744	10,448,194
Series 2007-IQ14, Class A2FX,
5.610%, 04/15/2049		601,753	601,924
Morgan Stanley Re-REMIC Trust
Series 2009-GG10, Class A4A,
5.794%, 08/12/2045 (P)(S)		1,404,550	1,430,888
Series 2010-R4, Class 4B,
0.841%, 02/26/2037 (P)(S)		7,591,849	5,122,521
Opteum Mortgage Acceptance Corp.,
Series 2005-5, Class 1A1D
0.826%, 12/25/2035 (P)		1,679,193	1,461,007
PHH Alternative Mortgage Trust,
Series 2007-1, Class 1A1
0.606%, 02/25/2037 (P)		8,870,464	7,304,998
RALI Series Trust, Series 2007-QO3,
Class A1
0.606%, 03/25/2047 (P)		3,281,064	2,688,864
RBSGC Mortgage Loan Trust,
Series 2005-A, Class 1A
5.500%, 04/25/2035		2,276,493	2,143,484
RBSSP Resecuritization Trust
Series 2011-3, Class 2A1,
0.689%, 02/26/2037 (P)(S)		3,254,521	3,037,550
Series 2011-4, Class 6A1,
0.679%, 06/27/2036 (P)(S)		1,900,000	1,542,582
Residential Accredits Loans, Inc. Trust,
Series 2005-QS13, Class 2A1
1.146%, 09/25/2035 (P)		3,553,758	2,572,852
Residential Asset Securitization Trust,
Series 2005-A1, Class A1
5.500%, 04/25/2035		3,686,912	3,720,991
Residential Funding Mortgage
Securities I Trust, Series 2004-S9,
Class 1A23
5.500%, 12/25/2034		64,236	64,215
RMAC PLC, Series 2005-NS1X,
Class A2A
0.721%, 06/12/2037 (P)	GBP	291,374	381,328
Sequoia Mortgage Trust, Series 6, Class A
1.079%, 04/19/2027 (P)		$2,056,883	1,905,214
Structured Adjustable Rate Mortgage
Loan Trust, Series 2005-1, Class 2A
2.629%, 02/25/2035 (P)		12,880,625	12,665,163
Structured Asset
Mortgage Investments II Trust
Series 2005-AR5, Class A3,
0.689%, 07/19/2035 (P)		879,796	846,452
Series 2005-AR8, Class A1A,
0.726%, 02/25/2036 (P)		321,990	260,882
Series 2007-AR2, Class 2A1,
0.576%, 03/25/2037 (P)		1,708,224	1,266,831
Structured Asset Securities Corp.
Mortgage Pass-Through Certificates,
Series 2004-15, Class 3A5
0.896%, 09/25/2034 (P)		820,862	764,939
TBW Mortgage-Backed Trust,
Series 2006-4, Class A3
0.646%, 09/25/2036 (P)		4,984,060	4,862,225
WaMu Mortgage Pass-
Through Certificates
Series 2001-7, Class A,
1.572%, 05/25/2041 (P)		10,410	10,159
Series 2002-AR17, Class 1A,
1.610%, 11/25/2042 (P)		85,977	78,780
Series 2002-AR9, Class 1A,
1.768%, 08/25/2042 (P)		249,041	235,684
Series 2004-CB1, Class 6A,
6.000%, 06/25/2034		2,151,381	2,330,627
Series 2004-CB4, Class 11A,
6.000%, 12/25/2034		7,092,893	7,499,942
Series 2005-AR13, Class A1A1,
0.736%, 10/25/2045 (P)		9,485,127	8,747,191
Series 2005-AR19, Class A1A1,
0.716%, 12/25/2045 (P)		1,399,742	1,283,959
Washington Mutual Mortgage Pass-
Through Certificates WMALT,
Series 2006-8, Class A6
4.664%, 10/25/2036		3,858,093	2,475,271
Wells Fargo Mortgage
Backed Securities Trust
Series 2004-CC, Class A1,
2.840%, 01/25/2035 (P)		512,255	514,679
Series 2005-AR13, Class 1A5,
2.856%, 05/25/2035 (P)		1,314,465	1,314,372
Series 2005-AR4, Class 1A3,
2.984%, 04/25/2035 (P)		5,624,763	5,639,287
Series 2006-AR10, Class 1A1,
2.927%, 07/25/2036 (P)		1,645,625	1,567,519
Series 2006-AR2, Class 2A1,
2.843%, 03/25/2036 (P)		1,281,372	1,253,608
Series 2006-AR2, Class 2A5,
2.843%, 03/25/2036 (P)		2,048,452	1,903,221
			240,567,510

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency - 0.7%
Federal Home Loan Mortgage Corp.
Series 2204, Class Z,
7.500%, 12/20/2029		$186,636	$223,545
Series 2362, Class ZA,
6.500%, 09/15/2031		106,823	127,606
Series 2503, Class PZ,
6.000%, 09/15/2032		331,776	381,223
Series 2637, Class F,
0.835%, 06/15/2018 (P)		8,718	8,727
Series 2906, Class GZ,
5.000%, 09/15/2034		149,582	166,842
Series 2935, Class HJ,
5.000%, 02/15/2035		153,293	169,497
Series T-63, Class 1A1,
1.576%, 02/25/2045 (P)		82,196	82,649
Federal National Mortgage Association
Series 2002-56, Class ZQ,
6.000%, 09/25/2032		1,334,099	1,530,581
Series 2003-W1, Class 1A1,
5.661%, 12/25/2042 (P)		128,906	146,008
Series 2003-W6, Class F,
0.796%, 09/25/2042 (P)		660,372	656,585
Series 2005-120, Class NF,
0.546%, 01/25/2021 (P)		79,139	79,121
Series 2005-9, Class ZA,
5.000%, 02/25/2035		319,157	355,722
Series 2006-5, Class 3A2,
2.557%, 05/25/2035 (P)		86,996	91,693
Series 2007-73, Class A1,
0.506%, 07/25/2037 (P)		591,257	579,765
Government National
Mortgage Association
Series 2005-21, Class Z,
5.000%, 03/20/2035		487,614	540,051
Series 2016-H07, Class FK,
1.437%, 03/20/2066 (P)		8,807,263	8,900,384
			14,039,999
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $259,826,490)			$254,607,509

ASSET BACKED SECURITIES - 4.1%
Auto ABS, Series 2012-3, Class A
0.030%, 09/27/2024	EUR	3,193,792	3,553,517
BNC Mortgage Loan Trust, Series 2007-2,
Class A2
0.546%, 05/25/2037 (P)		$298,734	291,380
Bosphorus CLO, Series 1X, Class A
0.894%, 11/10/2023 (P)	EUR	2,619,727	2,914,430
CELF Loan Partners III PLC,
Series 2006-1X, Class A1
0.068%, 11/01/2023 (P)		2,266,218	2,513,366
CELF Low Levered Partners PLC,
Series 2006-1X, Class A3
0.086%, 03/04/2024 (P)		3,242,392	3,568,084
Citigroup Mortgage Loan Trust,
Series 2007-AMC1, Class A1
0.606%, 12/25/2036 (P)(S)		$3,978,580	2,532,150
Countrywide Asset-Backed Certificates
Series 2004-10, Class MV2,
1.444%, 01/25/2035 (P)		1,220,632	1,221,277
Series 2005-17, Class MV1,
0.899%, 05/25/2036 (P)		5,300,000	4,327,639
Series 2006-25, Class 2A4,
0.666%, 06/25/2047 (P)		9,100,000	5,821,942
Series 2006-26, Class 1A,
0.586%, 06/25/2037 (P)		4,383,760	3,303,367
Series 2007-9, Class 1A,
0.646%, 06/25/2047 (P)		3,481,140	2,582,136
Credit-Based Asset Servicing and
Securitization LLC, Series 2007-CB6,
Class A3
0.666%, 07/25/2037 (P)(S)		3,936,798	2,367,809
EMC Mortgage Loan Trust,
Series 2001-A Class A
1.179%, 05/25/2040 (P)(S)		256,606	232,340
First Franklin Mortgage Loan Trust,
Series 2006-FF17, Class A5
0.596%, 12/25/2036 (P)		2,831,160	2,103,266
GSAA Trust, Series 2005-7, Class AF4
5.058%, 05/25/2035		3,100,000	2,875,679
GSAMP Trust, Series 2007-FM1,
Class A2A
0.516%, 12/25/2036 (P)		251,764	132,373
Hillmark Funding, Ltd., Series 2006-1A,
Class A1
0.904%, 05/21/2021 (P)(S)		4,672,152	4,579,714
HSI Asset Loan Obligation Trust,
Series 2007-WF1, Class A1
0.499%, 12/25/2036 (P)		406,027	155,067
Lockwood Grove CLO, Ltd.,
Series 2014-1A, Class A1
2.008%, 01/25/2024 (P)(S)		4,851,917	4,822,558
Mastr Asset Backed Securities Trust
Series 2005-WF1, Class M2,
0.876%, 06/25/2035 (P)		1,600,000	1,564,621
Series 2006-NC2, Class A3,
0.556%, 08/25/2036 (P)		2,879,269	1,392,077
Merrill Lynch Mortgage Investors Trust,
Series 2006-HE6, Class A2C
0.676%, 11/25/2037 (P)		3,024,797	1,491,507
Morgan Stanley ABS Capital I, Inc. Trust
Series 2006-HE6, Class A2D,
0.686%, 09/25/2036 (P)		6,279,549	2,981,569
Series 2006-WMC1, Class A2C,
0.756%, 12/25/2035 (P)		2,641,964	2,355,963
Morgan Stanley Capital I, Inc. Trust,
Series 2006-HE2, Class A2C
0.626%, 03/25/2036 (P)		309,694	260,444
Morgan Stanley Home Equity Loan Trust,
Series 2007-2, Class A2
0.616%, 04/25/2037 (P)		1,284,845	751,030
New Century Home Equity Loan Trust
Series 2005-4, Class M2,
0.956%, 09/25/2035 (P)		600,000	560,129
Series 2005-C, Class A2C,
0.696%, 12/25/2035 (P)		1,327,949	1,299,430
Ownit Mortgage Loan Asset Backed
Certificates, Series 2006-1, Class AF2
3.501%, 12/25/2036		2,499,370	1,371,306
Park Place Securities, Inc.
Series 2005-WCW3, Class M1,
0.926%, 08/25/2035 (P)		600,000	561,868
Series 2005-WCW3, Class M2,
0.936%, 08/25/2035 (P)		2,000,000	1,623,835

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or
		Principal
		Amount	Value
ASSET BACKED SECURITIES (continued)
Penta CLO SA, Series 2007-1X, Class A1
0.172%, 06/04/2024 (P)	EUR	366,573	$406,025
RASC Trust, Series 2005-KS4, Class M2
1.316%, 05/25/2035 (P)		$1,555,294	1,506,380
Securitized Asset
Backed Receivables LLC Trust
Series 2006-FR3, Class A3,
0.696%, 05/25/2036 (P)		2,345,849	1,340,646
Series 2007-HE1, Class A2A,
0.506%, 12/25/2036 (P)		439,479	132,855
SLM Student Loan Trust, Series 2008-9,
Class A
2.138%, 04/25/2023 (P)		4,000,125	3,980,331
Specialty Underwriting & Residential
Finance Trust, Series 2005-BC2,
Class M3
1.421%, 12/25/2035 (P)		2,815,483	2,500,339
Structured Asset Investment Loan Trust,
Series 2006-1, Class A4
0.756%, 01/25/2036 (P)		6,700,000	5,005,313
Wood Street CLO BV, Series I, Class A
0.107%, 11/22/2021 (P)	EUR	111,768	123,814
TOTAL ASSET BACKED SECURITIES (Cost $82,548,936)			$81,107,576

PREFERRED SECURITIES - 1.5%
Financials - 1.5%
Citigroup Capital XIII, 7.008%		900,000	$23,463,000
Sovereign Real Estate
Investment Trust, 12.000% (S)		5,520	7,010,400
TOTAL PREFERRED SECURITIES (Cost $32,174,400)			$30,473,400

PURCHASED OPTIONS - 0.1%
Call options - 0.0%
Over the Counter Option on 2 Year
Interest Rate Swap. Receive a fixed rate
of 2.100% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
01/30/2018; Strike Rate: 2.100%;
Counterparty: JPMorgan Securities) (I)		21,300,000	339,041
Put options - 0.1%
Over the Counter Option on 1 Year
Interest Rate Swap. Receive a fixed rate
of 1.150% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
07/05/2016; Strike Rate: 1.150%;
Counterparty: Goldman Sachs
& Company) (I)		150,800,000	4,811
Over the Counter Option on 1 Year
Interest Rate Swap. Receive a fixed rate
of 1.250% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
07/01/2016; Strike Rate: 1.250%;
Counterparty: Morgan Stanley &
Company, Inc.) (I)		93,200,000	457
Over the Counter Option on 1 Year
Interest Rate Swap. Receive a fixed rate
of 1.250% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
07/05/2016; Strike Rate: 1.250%;
Counterparty: Citibank NA) (I)		233,400,000	1,424
Over the Counter Option on 1 Year
Interest Rate Swap. Receive a fixed rate
of 1.250% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
07/05/2016; Strike Rate: 1.250%;
Counterparty: Goldman Sachs
& Company) (I)		369,300,000	2,523
Over the Counter Option on 1 Year
Interest Rate Swap. Receive a fixed rate
of 1.250% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
07/05/2016; Strike Rate: 1.250%;
Counterparty: Nomura Global Financial
Products, Inc.) (I)		89,700,000	548
Over the Counter Option on 30 Year
Interest Rate Swap. Receive a fixed rate
of 2.905% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
08/20/2018; Strike Rate: 2.905%;
Counterparty: Morgan Stanley &
Company, Inc.) (I)		10,400,000	459,751
Over the Counter Option on 30 Year
Interest Rate Swap. Receive a fixed rate
of 2.930% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
08/20/2018; Strike Rate: 2.930%;
Counterparty: Goldman Sachs
& Company) (I)		3,800,000	162,231
Over the Counter Option on 30 Year
Interest Rate Swap. Receive a fixed rate
of 2.940% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
08/20/2018; Strike Rate: 2.940%;
Counterparty: Goldman Sachs
& Company) (I)		3,300,000	138,925
			770,670
TOTAL PURCHASED OPTIONS (Cost $2,388,446)			$1,109,711

SHORT-TERM INVESTMENTS - 4.6%
Commercial paper - 3.9%
BAT International Finance PLC 0.820%,
06/27/2016 *		$5,000,000	$4,997,039
Cox Enterprises, Inc. 0.910%,
06/01/2016 *		7,500,000	7,499,905
Deutsche Telekom AG 0.740%,
06/14/2016 *		$5,000,000	4,998,898
HP, Inc. 0.910%, 06/03/2016 *		10,000,000	9,999,708
Humana, Inc. 0.930%, 06/20/2016 *		9,200,000	9,196,535
Kraft Foods Group, Inc. 1.070%,
06/20/2016 *		17,200,000	17,193,330
Mondelez International, Inc. 0.750%,
06/15/2016 *		10,700,000	10,697,815
Pitney Bowes, Inc. 1.100%, 06/07/2016 *		4,200,000	4,199,616
Viacom, Inc. 1.270%, 06/08/2016 *		8,600,000	8,599,096
			77,381,942
U.S. Government - 0.1%
U.S. Treasury Bill
0.225%, 07/21/2016 (D)*		1,732,000	1,731,390
			1,731,390

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Government Agency - 0.1%
Federal Home Loan Bank Discount Notes
0.335%, 07/07/2016 *	$1,500,000	$1,499,504
0.335%, 07/19/2016 *	1,800,000	1,799,206
		3,298,710
Repurchase agreement - 0.5%
Repurchase Agreement with Deutsche
Bank dated 05/31/2016 at 0.410% to be
repurchased at $5,600,064 on
06/01/2016, collateralized by
$4,647,000 U.S. Treasury Bonds,
3.750% due 11/15/2043 (valued at
$5,774,213, including interest)	5,600,000	5,600,000
Repurchase Agreement with State
Street Corp. dated 05/31/2016 at
0.030% to be repurchased at $4,340,004
on 06/01/2016, collateralized by
$4,405,000 U.S. Treasury Notes,
1.375% due 08/31/2020 (valued at
$4,427,025, including interest)	4,340,000	4,340,000
		9,940,000
TOTAL SHORT-TERM INVESTMENTS (Cost $92,345,115)		$92,352,042
Total Investments (Total Return Fund)
(Cost $2,453,108,327) - 123.4%		$2,454,826,591
Other assets and liabilities, net - (23.4%)		(465,695,283)
TOTAL NET ASSETS - 100.0%		$1,989,131,308

U.S. High Yield Bond Fund

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS - 92.6%
Consumer discretionary - 17.7%
Altice US Finance I Corp.
5.375%, 07/15/2023 (S)	$630,000	$641,264
5.500%, 05/15/2026 (S)	675,000	688,500
American Greetings Corp.
7.375%, 12/01/2021	1,510,000	1,543,975
Asbury Automotive Group, Inc.
6.000%, 12/15/2024	525,000	534,188
CCM Merger, Inc.
9.125%, 05/01/2019 (S)	4,342,000	4,553,673
CCO Holdings LLC
5.125%, 02/15/2023	20,000	20,350
5.125%, 05/01/2023 (S)	1,485,000	1,503,563
5.250%, 09/30/2022	310,000	318,525
5.375%, 05/01/2025 (S)	2,395,000	2,430,925
5.750%, 02/15/2026 (S)	4,429,000	4,539,725
5.875%, 04/01/2024 (S)	470,000	489,975
6.625%, 01/31/2022	500,000	530,500
Cequel Communications Holdings I LLC
5.125%, 12/15/2021 (S)	1,220,000	1,164,582
7.750%, 07/15/2025 (S)	725,000	752,188
Cinemark USA, Inc.
5.125%, 12/15/2022	700,000	717,500
Cooper Tire & Rubber Company
7.625%, 03/15/2027	2,410,000	2,590,750
EMI Music Publishing Group North America
Holdings, Inc.
7.625%, 06/15/2024 (S)	250,000	255,938
ESH Hospitality, Inc.
5.250%, 05/01/2025 (S)	2,875,000	2,788,750
GLP Capital LP
4.375%, 04/15/2021	75,000	76,875
5.375%, 11/01/2023	475,000	496,375
Gray Television, Inc.
7.500%, 10/01/2020	3,450,000	3,605,250
Greektown Holdings LLC
8.875%, 03/15/2019 (S)	4,595,000	4,813,263
Hilton Worldwide Finance LLC
5.625%, 10/15/2021	845,000	875,089
Lamar Media Corp.
5.875%, 02/01/2022	500,000	522,500
Levi Strauss & Company
5.000%, 05/01/2025	175,000	175,219
LIN Television Corp.
6.375%, 01/15/2021	350,000	364,875
Live Nation Entertainment, Inc.
5.375%, 06/15/2022 (S)	250,000	258,750
7.000%, 09/01/2020 (S)	255,000	267,523
LKQ Corp.
4.750%, 05/15/2023	3,132,000	3,077,190
NAI Entertainment Holdings
5.000%, 08/01/2018 (S)	625,000	637,500
National CineMedia LLC
6.000%, 04/15/2022	625,000	651,563
7.875%, 07/15/2021	825,000	860,063
Newell Brands, Inc.
5.000%, 11/15/2023 (S)	520,000	540,150
Nexstar Broadcasting, Inc.
6.125%, 02/15/2022 (S)	500,000	501,250
6.875%, 11/15/2020	1,275,000	1,329,188
Nielsen Finance LLC
5.000%, 04/15/2022 (S)	3,000,000	3,067,500
Outfront Media Capital LLC
5.250%, 02/15/2022	230,000	233,738
5.625%, 02/15/2024	375,000	388,125
Penske Automotive Group, Inc.
5.375%, 12/01/2024	669,000	669,000
5.500%, 05/15/2026	275,000	272,938
5.750%, 10/01/2022	2,000,000	2,050,000
PNK Entertainment, Inc.
5.625%, 05/01/2024 (S)	275,000	268,813
Service Corp. International
8.000%, 11/15/2021	1,640,000	1,918,800
Sonic Automotive, Inc.
5.000%, 05/15/2023	1,450,000	1,424,625
7.000%, 07/15/2022	800,000	840,000
Speedway Motorsports, Inc.
5.125%, 02/01/2023	650,000	663,000
Tempur Sealy International, Inc.
5.500%, 06/15/2026 (S)	550,000	552,750
5.625%, 10/15/2023	70,000	72,538
6.875%, 12/15/2020 (L)	125,000	132,900
The William Carter Company
5.250%, 08/15/2021	555,000	574,425
Vista Outdoor, Inc.
5.875%, 10/01/2023 (S)	125,000	130,638

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Wolverine World Wide, Inc.
6.125%, 10/15/2020	$400,000	$414,000
		58,791,284
Consumer staples - 1.9%
Aramark Services, Inc.
5.125%, 01/15/2024	70,000	72,603
B&G Foods, Inc.
4.625%, 06/01/2021	1,000,000	1,008,750
Central Garden & Pet Company
6.125%, 11/15/2023	150,000	155,625
Century Intermediate Holding Company 2,
PIK
9.750%, 02/15/2019 (S)	205,000	208,075
Cott Beverages, Inc.
5.375%, 07/01/2022	445,000	446,669
6.750%, 01/01/2020	555,000	579,975
Darling Ingredients, Inc.
5.375%, 01/15/2022	150,000	155,250
Pilgrim’s Pride Corp.
5.750%, 03/15/2025 (S)	765,000	771,219
Pinnacle Foods Finance LLC
4.875%, 05/01/2021	875,000	892,500
5.875%, 01/15/2024 (S)	50,000	52,500
Prestige Brands, Inc.
6.375%, 03/01/2024 (S)	555,000	584,138
Simmons Foods, Inc.
7.875%, 10/01/2021 (S)	1,350,000	1,228,500
TreeHouse Foods, Inc.
6.000%, 02/15/2024 (S)	25,000	26,313
		6,182,117
Energy - 19.1%
Alpha Natural Resources, Inc.
6.250%, 06/01/2021 (H)	325,000	2,438
Arch Coal, Inc.
7.000%, 06/15/2019 (H)	825,000	12,375
7.250%, 06/15/2021 (H)	325,000	4,875
Archrock Partners LP
6.000%, 04/01/2021	350,000	302,750
Baytex Energy Corp.
5.625%, 06/01/2024 (S)	235,000	182,125
Berry Petroleum Company LLC
6.375%, 09/15/2022 (H)	1,998,000	479,520
6.750%, 11/01/2020 (H)	210,000	50,400
Bristow Group, Inc.
6.250%, 10/15/2022	3,825,000	2,856,816
Cheniere Corpus Christi Holdings LLC
7.000%, 06/30/2024 (S)	300,000	307,500
Continental Resources, Inc.
5.000%, 09/15/2022 (L)	525,000	496,125
CSI Compressco LP
7.250%, 08/15/2022	995,000	805,950
Denbury Resources, Inc.
4.625%, 07/15/2023	1,950,000	1,316,250
5.500%, 05/01/2022	860,000	610,600
6.375%, 08/15/2021	1,150,000	817,938
Enable Midstream Partners LP
2.400%, 05/15/2019	1,875,000	1,708,333
3.900%, 05/15/2024	1,075,000	910,751
5.000%, 05/15/2044	125,000	93,367
EnLink Midstream Partners LP
4.150%, 06/01/2025	1,525,000	1,305,583
4.400%, 04/01/2024	1,904,000	1,662,601
Era Group, Inc.
7.750%, 12/15/2022	3,060,000	2,585,700
Hilcorp Energy I LP
5.000%, 12/01/2024 (S)	110,000	104,500
5.750%, 10/01/2025 (S)	850,000	820,250
Hornbeck Offshore Services, Inc.
5.000%, 03/01/2021	3,310,000	1,919,800
5.875%, 04/01/2020	585,000	355,388
Kinder Morgan, Inc.
5.550%, 06/01/2045	550,000	505,827
NGPL PipeCo LLC
7.119%, 12/15/2017 (S)	1,995,000	2,094,750
7.768%, 12/15/2037 (S)	7,075,000	6,951,159
9.625%, 06/01/2019 (S)	435,000	455,663
Overseas Shipholding Group, Inc.
8.125%, 03/30/2018 (H)	1,200,000	1,200,000
Parsley Energy LLC
6.250%, 06/01/2024 (S)	200,000	203,500
PHI, Inc.
5.250%, 03/15/2019	4,140,000	3,715,650
Rockies Express Pipeline LLC
5.625%, 04/15/2020 (S)	2,575,000	2,620,063
6.000%, 01/15/2019 (S)	200,000	207,500
6.875%, 04/15/2040 (S)	2,525,000	2,461,875
7.500%, 07/15/2038 (S)	2,200,000	2,255,000
Rose Rock Midstream LP
5.625%, 07/15/2022 to 11/15/2023	850,000	720,125
Sabine Oil & Gas Corp.
7.250%, 06/15/2019 (H)	350,000	8,750
7.500%, 09/15/2020 (H)	2,375,000	47,500
Sabine Pass Liquefaction LLC
5.625%, 02/01/2021 to 03/01/2025	1,350,000	1,362,463
5.750%, 05/15/2024	250,000	251,250
6.250%, 03/15/2022	3,542,000	3,621,695
Sabine Pass LNG LP
6.500%, 11/01/2020	1,955,000	2,040,531
7.500%, 11/30/2016	1,100,000	1,124,750
7.500%, 11/30/2016 (S)	1,563,000	1,598,168
SemGroup Corp.
7.500%, 06/15/2021	2,820,000	2,671,950
Southwestern Energy Company
4.100%, 03/15/2022	175,000	142,625
Teekay Corp.
8.500%, 01/15/2020	3,255,000	2,628,413
8.500%, 01/15/2020 (S)	625,000	504,688
Tesoro Logistics LP
6.125%, 10/15/2021	125,000	128,828
6.375%, 05/01/2024	275,000	283,250
Ultra Petroleum Corp.
5.750%, 12/15/2018 (H)(S)	1,120,000	599,200
6.125%, 10/01/2024 (H)(S)	2,850,000	1,524,750
Western Gas Partners LP
3.950%, 06/01/2025	850,000	766,606
4.000%, 07/01/2022	660,000	627,000
5.375%, 06/01/2021	125,000	125,842
5.450%, 04/01/2044	375,000	325,869
		63,487,175
Financials - 14.4%
Ally Financial, Inc.
3.500%, 01/27/2019	1,020,000	1,017,450
4.125%, 03/30/2020	900,000	904,500
5.500%, 02/15/2017	715,000	728,183

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
CIT Group, Inc.
4.250%, 08/15/2017	$1,800,000	$1,821,240
5.000%, 05/15/2017	434,000	441,460
5.250%, 03/15/2018	400,000	413,000
5.500%, 02/15/2019 (S)	1,000,000	1,045,000
6.625%, 04/01/2018 (S)	170,000	179,297
Corrections Corp. of America
4.625%, 05/01/2023	50,000	50,750
5.000%, 10/15/2022	700,000	735,000
DuPont Fabros Technology LP
5.625%, 06/15/2023	2,450,000	2,517,375
5.875%, 09/15/2021	3,475,000	3,648,750
E*TRADE Financial Corp.
4.625%, 09/15/2023	350,000	350,875
5.375%, 11/15/2022	310,000	323,950
HUB Holdings LLC, PIK
8.125%, 07/15/2019 (S)	2,000,000	1,880,000
HUB International, Ltd.
7.875%, 10/01/2021 (S)	2,030,000	1,989,400
9.250%, 02/15/2021 (S)	275,000	286,000
Infinity Acquisition LLC
7.250%, 08/01/2022 (S)	1,665,000	1,456,875
Iron Mountain US Holdings, Inc.
5.375%, 06/01/2026 (S)	850,000	839,375
Iron Mountain, Inc.
4.375%, 06/01/2021 (S)	975,000	972,563
5.750%, 08/15/2024	961,000	961,000
6.000%, 10/01/2020 (S)	145,000	152,975
6.000%, 08/15/2023	4,400,000	4,598,000
Jefferies Finance LLC
6.875%, 04/15/2022 (S)	115,000	101,200
7.375%, 04/01/2020 (S)	350,000	329,000
7.500%, 04/15/2021 (S)	1,200,000	1,101,000
MPT Operating Partnership LP
5.500%, 05/01/2024	715,000	736,450
6.375%, 02/15/2022 to 03/01/2024	660,000	692,766
6.875%, 05/01/2021	1,575,000	1,630,913
Navient Corp.
8.000%, 03/25/2020	1,050,000	1,078,875
8.450%, 06/15/2018	225,000	242,438
NewStar Financial, Inc.
7.250%, 05/01/2020	1,740,000	1,618,200
Sabra Health Care LP
5.375%, 06/01/2023	500,000	496,250
5.500%, 02/01/2021	750,000	778,125
Springleaf Finance Corp.
5.750%, 09/15/2016	650,000	654,875
6.000%, 06/01/2020	3,700,000	3,598,250
6.500%, 09/15/2017	200,000	206,500
7.750%, 10/01/2021	1,730,000	1,712,700
8.250%, 12/15/2020 to 10/01/2023	1,125,000	1,115,000
The GEO Group, Inc.
5.125%, 04/01/2023	210,000	204,225
5.875%, 01/15/2022 to 10/15/2024	2,290,000	2,322,944
USI, Inc.
7.750%, 01/15/2021 (S)	2,000,000	1,990,000
		47,922,729
Health care - 8.7%
Acadia Healthcare Company, Inc.
5.625%, 02/15/2023	325,000	330,281
6.500%, 03/01/2024 (S)	375,000	389,168
Centene Corp.
6.125%, 02/15/2024 (S)	750,000	789,848
Community Health Systems, Inc.
5.125%, 08/01/2021	475,000	474,406
Crimson Merger Sub, Inc.
6.625%, 05/15/2022 (S)	2,275,000	1,856,969
DaVita HealthCare Partners, Inc.
5.000%, 05/01/2025	630,000	624,488
5.125%, 07/15/2024	1,100,000	1,114,850
5.750%, 08/15/2022	500,000	523,750
Endo Finance LLC
5.875%, 01/15/2023 (S)	250,000	215,625
6.000%, 02/01/2025 (S)	550,000	477,125
Fresenius Medical Care US Finance, Inc.
5.750%, 02/15/2021 (S)	250,000	277,500
HCA, Inc.
4.250%, 10/15/2019	135,000	140,063
HealthSouth Corp.
5.125%, 03/15/2023	195,000	190,125
Hill-Rom Holdings, Inc.
5.750%, 09/01/2023 (S)	125,000	127,813
Hologic, Inc.
5.250%, 07/15/2022 (S)	1,230,000	1,286,888
Kinetic Concepts, Inc.
7.875%, 02/15/2021 (S)	1,500,000	1,609,170
LifePoint Health, Inc.
5.500%, 12/01/2021	1,000,000	1,040,000
Mallinckrodt International Finance SA
5.500%, 04/15/2025 (S)	300,000	270,750
5.625%, 10/15/2023 (S)	175,000	164,500
MEDNAX, Inc.
5.250%, 12/01/2023 (S)	675,000	690,613
Molina Healthcare, Inc.
5.375%, 11/15/2022 (S)	300,000	299,634
MPH Acquisition Holdings LLC
6.625%, 04/01/2022 (S)	3,250,000	3,552,250
7.125%, 06/01/2024 (S)	425,000	436,688
Select Medical Corp.
6.375%, 06/01/2021	2,700,000	2,598,750
Surgery Center Holdings, Inc.
8.875%, 04/15/2021 (S)	1,050,000	1,055,250
Team Health, Inc.
7.250%, 12/15/2023 (S)	2,235,000	2,397,038
Tenet Healthcare Corp.
6.250%, 11/01/2018	775,000	814,719
Valeant Pharmaceuticals International, Inc.
5.625%, 12/01/2021 (S)	500,000	422,500
5.875%, 05/15/2023 (S)	795,000	668,297
6.125%, 04/15/2025 (S)	2,585,000	2,158,475
7.250%, 07/15/2022 (S)	150,000	131,325
7.500%, 07/15/2021 (S)	266,000	240,730
Vizient, Inc.
10.375%, 03/01/2024 (S)	1,605,000	1,717,350
		29,086,938
Industrials - 6.2%
AECOM
5.750%, 10/15/2022	375,000	387,188
5.875%, 10/15/2024	1,025,000	1,066,000
Allegion PLC
5.875%, 09/15/2023	135,000	142,763
American Builders & Contractors Supply
Company, Inc.
5.625%, 04/15/2021 (S)	500,000	518,750
Ashtead Capital, Inc.
6.500%, 07/15/2022 (S)	3,350,000	3,498,656

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Cleaver-Brooks, Inc.
8.750%, 12/15/2019 (S)	$205,000	$202,438
Covanta Holding Corp.
5.875%, 03/01/2024	1,195,000	1,189,025
6.375%, 10/01/2022	1,847,000	1,907,028
7.250%, 12/01/2020	2,081,000	2,159,038
GFL Environmental, Inc.
7.875%, 04/01/2020 (S)	1,200,000	1,236,000
9.875%, 02/01/2021 (S)	900,000	958,500
H&E Equipment Services, Inc.
7.000%, 09/01/2022 (L)	3,293,000	3,391,790
Sensata Technologies BV
5.625%, 11/01/2024 (S)	2,050,000	2,147,375
United Rentals North America, Inc.
4.625%, 07/15/2023	1,665,000	1,652,513
		20,457,064
Information technology - 6.8%
Activision Blizzard, Inc.
5.625%, 09/15/2021 (S)	700,000	735,000
6.125%, 09/15/2023 (S)	460,000	500,825
Boxer Parent Company, Inc., PIK
9.000%, 10/15/2019 (S)	2,500,000	1,818,750
Cardtronics, Inc.
5.125%, 08/01/2022	225,000	223,313
Change Healthcare Holdings, Inc.
6.000%, 02/15/2021 (S)	925,000	929,625
11.000%, 12/31/2019	3,350,000	3,551,000
CommScope Technologies Finance LLC
6.000%, 06/15/2025 (S)	825,000	839,438
First Data Corp.
5.000%, 01/15/2024 (S)	260,000	259,836
6.750%, 11/01/2020 (S)	1,466,000	1,542,965
Infor Software Parent LLC, PIK
7.125%, 05/01/2021 (S)	350,000	292,212
Infor US, Inc.
6.500%, 05/15/2022	355,000	325,713
Micron Technology, Inc.
5.500%, 02/01/2025	1,110,000	929,625
5.625%, 01/15/2026 (S)	800,000	652,000
5.875%, 02/15/2022	1,400,000	1,274,000
NCR Corp.
4.625%, 02/15/2021	475,000	466,688
5.000%, 07/15/2022	1,510,000	1,483,575
5.875%, 12/15/2021	1,500,000	1,522,500
6.375%, 12/15/2023	750,000	766,215
Sensata Technologies UK Financing
Company PLC
6.250%, 02/15/2026 (S)	250,000	262,500
SS&C Technologies Holdings, Inc.
5.875%, 07/15/2023	1,500,000	1,560,000
Zayo Group LLC
6.375%, 05/15/2025	1,150,000	1,196,000
Zebra Technologies Corp.
7.250%, 10/15/2022 (L)	1,300,000	1,386,125
		22,517,905
Materials - 4.3%
ArcelorMittal
6.125%, 06/01/2025	175,000	170,625
Ardagh Finance Holdings SA, PIK
8.625%, 06/15/2019 (S)	905,318	932,478
Ardagh Packaging Finance PLC
3.876%, 05/15/2021 (P)(S)	500,000	501,250
4.625%, 05/15/2023 (S)	1,150,000	1,144,250
7.250%, 05/15/2024 (S)	475,000	483,313
Ball Corp.
4.375%, 12/15/2020	1,700,000	1,776,500
5.250%, 07/01/2025	125,000	130,156
Berry Plastics Corp.
5.125%, 07/15/2023	250,000	251,875
6.000%, 10/15/2022 (S)	640,000	657,600
Celanese US Holdings LLC
5.875%, 06/15/2021	400,000	435,000
Crown Cork & Seal Company, Inc.
7.500%, 12/15/2096	1,250,000	1,275,000
Kaiser Aluminum Corp.
5.875%, 05/15/2024 (S)	125,000	128,300
Owens-Brockway Glass Container, Inc.
5.000%, 01/15/2022 (S)	175,000	177,844
5.375%, 01/15/2025 (S)	850,000	857,438
5.875%, 08/15/2023 (S)	913,000	967,780
6.375%, 08/15/2025 (S)	1,700,000	1,810,500
Sealed Air Corp.
5.125%, 12/01/2024 (S)	1,165,000	1,197,038
Silgan Holdings, Inc.
5.000%, 04/01/2020	1,001,000	1,033,533
Teck Resources, Ltd.
8.000%, 06/01/2021 (S)	350,000	357,875
8.500%, 06/01/2024 (S)	75,000	76,969
The Scotts Miracle-Gro Company
6.000%, 10/15/2023 (S)	50,000	53,000
		14,418,324
Telecommunication services - 10.2%
GCI, Inc.
6.750%, 06/01/2021	725,000	732,250
6.875%, 04/15/2025	1,850,000	1,863,875
Intelsat Jackson Holdings SA
5.500%, 08/01/2023	4,060,000	2,608,550
7.250%, 04/01/2019	1,300,000	968,500
Intelsat Luxembourg SA
7.750%, 06/01/2021	2,540,000	755,650
8.125%, 06/01/2023	3,225,000	959,438
Level 3 Financing, Inc.
5.125%, 05/01/2023	665,000	667,494
5.250%, 03/15/2026 (S)	475,000	473,813
5.375%, 08/15/2022 to 05/01/2025	2,090,000	2,123,699
5.625%, 02/01/2023	285,000	291,056
6.125%, 01/15/2021	880,000	919,600
SBA Communications Corp.
5.625%, 10/01/2019	190,000	196,888
SBA Telecommunications, Inc.
5.750%, 07/15/2020	1,981,000	2,040,430
Sprint Capital Corp.
6.875%, 11/15/2028	1,490,000	1,111,913
6.900%, 05/01/2019	1,989,000	1,847,284
8.750%, 03/15/2032	2,525,000	2,038,938
Sprint Communications, Inc.
7.000%, 08/15/2020	760,000	646,000
Sprint Corp.
7.625%, 02/15/2025	105,000	79,209
7.875%, 09/15/2023	2,275,000	1,785,875
Syniverse Holdings, Inc.
9.125%, 01/15/2019	4,620,000	2,263,800
T-Mobile USA, Inc.
6.125%, 01/15/2022	105,000	110,775

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Telecommunication services (continued)
T-Mobile USA, Inc. (continued)
6.250%, 04/01/2021	$1,135,000	$1,188,913
6.500%, 01/15/2026	385,000	406,897
6.542%, 04/28/2020	205,000	211,786
6.625%, 11/15/2020 to 04/01/2023	3,000,000	3,114,480
6.633%, 04/28/2021	800,000	841,000
6.731%, 04/28/2022	2,500,000	2,621,875
6.836%, 04/28/2023	1,135,000	1,201,681
		34,071,669
Utilities - 3.3%
Calpine Corp.
6.000%, 01/15/2022 (S)	1,500,000	1,573,125
NSG Holdings LLC
7.750%, 12/15/2025 (S)	3,145,832	3,373,905
Southern Star Central Corp.
5.125%, 07/15/2022 (S)	1,800,000	1,728,000
Suburban Propane Partners LP
7.375%, 08/01/2021	277,000	288,080
TerraForm Power Operating LLC
5.875%, 02/01/2023 (S)	3,575,000	3,163,875
6.125%, 06/15/2025 (S)	825,000	711,563
		10,838,548
TOTAL CORPORATE BONDS (Cost $320,191,591)		$307,773,753

TERM LOANS (M) - 2.7%
Consumer discretionary - 0.8%
CCM Merger, Inc.
4.000%, 08/08/2021	362,186	363,091
FOCUS Brands, Inc.
10.250%, 08/21/2018	1,400,000	1,396,500
WASH Multifamily Laundry Systems LLC
4.250%, 05/14/2022	565,874	560,215
4.250%, 05/14/2022	99,101	98,110
8.000%, 05/12/2023	12,669	12,288
8.000%, 05/14/2023	72,331	70,162
		2,500,366
Financials - 0.0%
Asurion LLC
8.500%, 03/03/2021	75,000	73,219
Health care - 0.2%
Valeant Pharmaceuticals International, Inc.
4.750%, 12/11/2019	791,208	779,588
Industrials - 0.2%
HGIM Corp.
5.500%, 06/18/2020	664,267	385,828
Total Safety US, Inc.
9.250%, 09/11/2020	369,075	147,630
		533,458
Information technology - 0.1%
Peak 10, Inc.
8.250%, 06/17/2022	475,000	408,500
Telecommunication services - 0.2%
LTS Buyer LLC
8.000%, 04/12/2021	666,113	659,451
Utilities - 1.2%
Texas Competitive Electric Holdings
Company LLC
4.917%, 10/10/2016 (H)	13,200,000	4,095,300
TOTAL TERM LOANS (Cost $18,516,414)		$9,049,882

CONVERTIBLE BONDS - 0.1%
Energy - 0.1%
Hornbeck Offshore Services, Inc.
1.500%, 09/01/2019	750,000	430,781
TOTAL CONVERTIBLE BONDS (Cost $455,873)		$430,781

COMMON STOCKS - 0.1%
Energy - 0.1%
Swift Energy Company (I)	10,988	$253,273
TOTAL COMMON STOCKS (Cost $2,610,078)		$253,273

SECURITIES LENDING COLLATERAL - 1.4%
John Hancock
Collateral Trust, 0.5434% (W)(Y)	481,184	4,815,397
TOTAL SECURITIES LENDING
COLLATERAL (Cost $4,814,436)		$4,815,397

SHORT-TERM INVESTMENTS - 3.1%
Money market funds - 3.1%
State Street Institutional Liquid Reserves Fund,
Premier Class, 0.4552% (Y)	10,260,215	$10,260,215
TOTAL SHORT-TERM INVESTMENTS (Cost $10,260,215)		$10,260,215
Total Investments (U.S. High Yield Bond Fund)
(Cost $356,848,607) - 100.0%		$332,583,301
Other assets and liabilities, net - 0.0%		(40,365)
TOTAL NET ASSETS - 100.0%		$332,542,936

Value Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 97.8%
Consumer discretionary - 10.8%
Auto components - 5.2%
Dana Holding Corp.	378,004	$4,543,608
Johnson Controls, Inc.	313,674	13,848,707
		18,392,315
Media - 2.5%
TEGNA, Inc.	383,597	8,807,387
Specialty retail - 3.1%
Advance Auto Parts, Inc.	44,764	6,886,494
Ascena Retail Group, Inc. (I)	585,809	4,229,541
		11,116,035
		38,315,737
Consumer staples - 2.8%
Food products - 2.8%
ConAgra Foods, Inc.	217,205	9,926,269
Energy - 7.7%
Energy equipment and services - 3.1%
Amec Foster Wheeler PLC	567,232	3,591,628
Amec Foster Wheeler PLC, ADR	23,905	150,362
Baker Hughes, Inc.	155,635	7,218,351
		10,960,341
Oil, gas and consumable fuels - 4.6%
Devon Energy Corp.	288,500	10,411,965

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
The Williams Companies, Inc.	271,743	$6,021,825
		16,433,790
		27,394,131
Financials - 24.9%
Banks - 10.0%
BB&T Corp.	265,862	9,669,401
Comerica, Inc.	206,871	9,743,624
Wintrust Financial Corp.	192,890	10,275,250
Zions Bancorporation	200,755	5,625,155
		35,313,430
Capital markets - 3.3%
American Capital, Ltd. (I)	278,119	4,466,591
Stifel Financial Corp. (I)	188,072	7,105,360
		11,571,951
Insurance - 8.1%
Arthur J. Gallagher & Company	162,704	7,863,484
FNF Group	280,325	9,797,359
Willis Towers Watson PLC	85,404	10,933,420
		28,594,263
Real estate investment trusts - 3.5%
Forest City Realty Trust, Inc., Class A	548,110	12,502,389
		87,982,033
Health care - 10.4%
Health care providers and services - 8.4%
Brookdale Senior Living, Inc. (I)	354,114	6,352,805
HealthSouth Corp.	276,581	11,151,746
Universal Health Services, Inc., Class B	92,410	12,462,413
		29,966,964
Life sciences tools and services - 2.0%
PerkinElmer, Inc.	128,301	7,024,480
		36,991,444
Industrials - 16.7%
Aerospace and defense - 2.9%
Textron, Inc.	267,569	10,183,676
Building products - 4.0%
Masco Corp.	198,741	6,486,906
Owens Corning	153,090	7,818,306
		14,305,212
Commercial services and supplies - 2.3%
Clean Harbors, Inc. (I)	155,831	8,023,738
Construction and engineering - 2.6%
Fluor Corp.	171,443	9,048,762
Electrical equipment - 0.9%
Babcock & Wilcox Enterprises, Inc. (I)	147,656	3,211,518
Machinery - 2.7%
Ingersoll-Rand PLC	143,901	9,614,026
Road and rail - 1.3%
Swift Transportation Company (I)	296,415	4,618,146
		59,005,078
Information technology - 11.0%
Communications equipment - 2.4%
Ciena Corp. (I)	490,766	8,568,774
Electronic equipment, instruments and components - 2.4%
Keysight Technologies, Inc. (I)	278,389	8,527,055
IT services - 2.3%
Teradata Corp. (I)	283,845	8,044,167
Software - 2.3%
Citrix Systems, Inc. (I)	93,620	7,950,210
Technology hardware, storage and peripherals - 1.6%
Diebold, Inc.	219,894	5,684,260
		38,774,466
Materials - 7.6%
Chemicals - 4.9%
Eastman Chemical Company	138,793	10,181,854
W.R. Grace & Company	92,062	7,147,694
		17,329,548
Construction materials - 2.7%
Eagle Materials, Inc.	121,686	9,530,448
		26,859,996
Telecommunication services - 2.7%
Diversified telecommunication services - 2.7%
Level 3 Communications, Inc. (I)	177,910	9,598,245
Utilities - 3.2%
Electric utilities - 2.3%
Edison International	111,820	8,009,667
Multi-utilities - 0.9%
CenterPoint Energy, Inc.	148,652	3,349,130
		11,358,797
TOTAL COMMON STOCKS (Cost $301,127,130)		$346,206,196
SHORT-TERM INVESTMENTS - 1.5%
Money market funds - 1.5%
State Street Institutional Liquid Reserves Fund,
Premier Class, 0.4552% (Y)	5,473,736	$5,473,736
TOTAL SHORT-TERM INVESTMENTS (Cost $5,473,736)		$5,473,736
Total Investments (Value Fund) (Cost $306,600,866) - 99.3%		$351,679,932
Other assets and liabilities, net - 0.7%		2,412,191
TOTAL NET ASSETS - 100.0%		$354,092,123

Percentages are based upon net assets.

Footnotes

Key to Currency Abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen

John Hancock Funds II
Portfolio of Investments — May 31, 2016 (unaudited) (showing percentage of total net assets)

KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Key to Security Abbreviations and Legend

ADR	American Depositary Receipts
CMT	Constant Maturity Treasury
ETF	Exchange-Traded Fund
GBPLIBOR	Pound Sterling LIBOR
GDR	Global Depositary Receipts
GO	General Obligation
IO	Interest-Only Security (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
JHAM	John Hancock Asset Management
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
REIT	Real Estate Investment Trust
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
TBD	To Be Determined
TIPS	Treasury Inflation Protected Security
(A)	The subadvisor is an affiliate of the advisor.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	All or a portion of this security is segregated at the custodian as collateral pursuant to certain derivative instrument contracts.
(G)	The portfolio’s subadvisor is shown parenthetically.
(H)	Non-income producing — Issuer and/or security is in default.
(I)	Non-income producing security.
(L)	A portion of the security is on loan as of May 31, 2016.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(N)	Strike price and/or expiration date not available.
(P)	Variable rate obligation. Securities reset coupon rates periodically. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(R)	Direct placement securities are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to Portfolio of Investments.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(T)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of May 31, 2016.
(Z)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The following funds had the following country concentration as a percentage of net assets on 6-30-16:

Alpha Opportunities Fund
United States	84.7%
Canada	3.2%
United Kingdom	2.2%
Switzerland	1.7%
Ireland	1.6%
China	1.5%
Japan	1.1%
Other countries	4.0%
Total	100.0%

Capital Appreciation Value Fund
United States	89.5%
United Kingdom	5.0%
Netherlands	1.4%
Cayman Islands	1.3%
Luxembourg	1.2%
Canada	1.2%
Germany	0.4%
Total	100.0%

High Yield Fund
United States	82.5%
United Kingdom	4.2%
Luxembourg	2.8%
Canada	2.3%
France	2.2%
Ireland	1.3%
Netherlands	1.2%
Australia	1.1%
Other countries	2.4%
Total	100.0%

Investment Quality Bond Fund
United States	77.9%
Cayman Islands	11.8%
United Kingdom	1.8%
Other countries	8.5%
Total	100.0%

Mid Value Fund
United States	89.3%
Canada	4.8%
Bermuda	1.6%
Ireland	1.3%
Other countries	3.0%
Total	100.0%

Science & Technology Fund
United States	78.4%
China	9.2%
South Korea	2.2%
United Kingdom	2.0%
Singapore	1.8%
Japan	1.4%
Switzerland	1.4%
Other countries	3.6%
Total	100.0%

Strategic Equity Allocation Fund
United States	67.9%
Japan	5.8%
United Kingdom	4.3%
France	2.7%
Switzerland	2.6%
Germany	2.4%
Canada	2.3%
Australia	1.8%
South Korea	1.1%
Netherlands	1.0%
Other countries	8.1%
Total	100.0%

Total Return Fund
United States	85.9%
United Kingdom	2.1%
Canada	1.1%
Mexico	1.0%
Ireland	1.0%
Other countries	8.9%
Total	100.0%

The following funds had the following sector or industry composition as a percentage of net assets on 6-30-16:

Fundamental Global Franchise Fund
Consumer staples	43.8%
Consumer discretionary	18.5%
Information technology	17.3%
Industrials	7.4%
Financials	3.8%
Health care	1.8%
Short-term investments and other	7.4%
Total	100.0%

Global Real Estate Fund
Retail REITs	25.3%
Diversified REITs	11.7%
Office REITs	11.5%
Residential REITs	10.7%
Real estate operating companies	7.8%
Specialized REITs	7.5%
Diversified real estate activities	6.8%
Health care REITs	5.6%
Industrial REITs	4.3%
Real estate development	2.9%
Hotel and resort REITs	1.9%
Health care facilities	1.0%
IT consulting & other services	0.2%
Short-term investments and other	2.8%
Total	100.0%

International Growth Opportunities Fund
Information technology	26.7%
Consumer discretionary	24.0%
Financials	15.6%
Industrials	9.6%
Health care	9.2%
Materials	5.1%
Consumer staples	4.5%
Telecommunication services	4.0%
Short-term investments and other	1.3%
Total	100.0%

International Growth Stock Fund
Consumer discretionary	22.5%
Financials	18.1%
Information technology	16.9%
Health care	9.9%
Consumer staples	9.3%
Industrials	8.0%
Energy	4.0%
Materials	2.9%
Short-term investments and other	8.4%
Total	100.0%

International Small Cap Fund
Consumer discretionary	26.1%
Industrials	17.0%
Financials	16.2%
Information technology	12.1%
Consumer staples	8.4%
Health care	5.4%
Materials	4.6%
Energy	4.1%
Short-term investments and other	6.1%
Total	100.0%

International Value Fund
Financials	25.6%
Energy	20.6%
Health care	12.2%
Information technology	9.6%
Consumer discretionary	8.4%
Materials	8.2%
Industrials	7.0%
Telecommunication services	4.6%
Consumer staples	1.9%
Short-term investments and other	1.9%
Total	100.0%

John Hancock Funds II
Notes to Portfolio of Investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the funds’ Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the funds use the following valuation techniques: Equity securities, including exchange-traded and closed-end funds, held by the funds are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign index futures that trade in the electronic trading market subsequent to the close of regular trading and have sufficient liquidity will be valued at the last traded price in the electronic trading market as of 4:00 P.M ET. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the funds’ Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the funds’ Pricing Committee, following procedures established by the Board of Trustees. The funds use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The funds use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the funds’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of May 31, 2016, all investments for All Cap Core Fund, Lifestyle II Aggressive Portfolio, Lifestyle II Balanced Portfolio, Lifestyle II Conservative Portfolio, Lifestyle II Growth Portfolio, Lifestyle II Moderate Portfolio, Small Company Growth Fund and Small Company Value Fund are categorized as Level 1 under the hierarchy described above.

All investments for Real Estate Securities Fund are categorized as Level 1 under the hierarchy described above, except for repurchase agreements which are categorized as Level 2.

All investments for Real Estate Equity Fund are categorized as Level 1 under the hierarchy described above, except for convertible bonds which are categorized as Level 2.

All investments for Short Term Government Income Fund are categorized as Level 2 under the hierarchy described above.

All investments for Asia Pacific Total Return Bond Fund are categorized as Level 2 under the hierarchy described above, except for futures which are categorized as Level 1.

All investments for Core Bond Fund are categorized as Level 2 under the hierarchy described above, except for securities lending collateral and money market funds which are categorized as Level 1.

All investments for Investment Quality Bond Fund are categorized as Level 2 under the hierarchy described above, except for securities lending collateral and futures which are categorized as Level 1.

All investments for U.S. High Yield Bond Fund are categorized as Level 2 under the hierarchy described above, except for common stocks, securities lending collateral and money market funds which are categorized as Level 1.

The following is a summary of the values by input classification of the funds’ investments as of May 31, 2016, by major security category or type:

			Level 2 Significant	Level 3 Significant
	Total Value at 5-31-16	Level 1 Quoted Price	Observable Inputs	Unobservable Inputs
Active Bond Fund
U.S. Government and Agency obligations	$642,936,531	—	$642,936,531	—
Foreign government obligations	3,661,687	—	3,661,687	—
Corporate bonds	821,892,800	—	821,892,800	—
Capital preferred securities	10,280,151	—	10,280,151	—
Term loans	2,808,308	—	2,808,308	—
Convertible bonds	842,375	—	842,375	—
Municipal bonds	3,397,235	—	3,397,235	—
Collateralized mortgage obligations	293,525,438	—	293,525,438	—
Asset backed securities	204,587,386	—	204,587,386	—
Preferred securities	8,145,518	$6,923,892	1,221,626	—
Escrow certificates	85,680	—	85,680	—
Securities lending collateral	12,483,829	12,483,829	—	—
Short-term investments	222,919,438	193,337,438	29,582,000	—
Total investments in securities	$2,227,566,376	$212,745,159	$2,014,821,217	—

			Level 2 Significant	Level 3 Significant
	Total Value at 5-31-16	Level 1 Quoted Price	Observable Inputs	Unobservable Inputs
Alpha Opportunities Fund
Common stocks
Consumer discretionary	$170,792,119	$160,573,355	$9,762,856	$455,908
Consumer staples	94,797,691	71,624,520	23,173,171	—
Energy	90,744,657	90,139,436	605,221	—
Financials	272,497,858	258,007,950	14,191,716	298,192
Health care	214,474,611	201,760,106	12,714,505	—
Industrials	212,242,341	206,565,515	5,676,826	—
Information technology	243,532,339	227,945,375	15,586,964	—
Materials	57,879,117	49,482,273	8,396,844	—
Telecommunication services	7,077,020	5,948,887	1,128,133	—
Utilities	27,683,396	27,683,396	—	—
Preferred securities	28,885,817	—	—	28,885,817
Corporate bonds	117,343	—	—	117,343
Securities lending collateral	48,337,147	48,337,147	—	—
Short-term investments	72,400,000	—	72,400,000	—
Total investments in securities	$1,541,461,456	$1,348,067,960	$163,636,236	$29,757,260
Other financial instruments:
Forward foreign currency contracts	($17,567)	—	($17,567)	—

			Level 2 Significant	Level 3 Significant
	Total Value at 5-31-16	Level 1 Quoted Price	Observable Inputs	Unobservable Inputs
Capital Appreciation Fund
Common stocks
Consumer discretionary	$607,962,379	$549,319,412	$58,642,967	—
Consumer staples	97,738,051	97,738,051	—	—
Energy	35,017,377	35,017,377	—	—
Financials	63,316,572	63,316,572	—	—
Health care	317,094,814	317,094,814	—	—
Industrials	41,176,666	41,176,666	—	—
Information technology	804,202,452	753,462,928	50,739,524	—
Materials	14,601,643	14,601,643	—	—
Securities lending collateral	89,936,595	89,936,595	—	—
Short-term investments	8,997,000	—	8,997,000	—
Total investments in securities	$2,080,043,549	$1,961,664,058	$118,379,491	—

			Level 2 Significant	Level 3 Significant
	Total Value at 5-31-16	Level 1 Quoted Price	Observable Inputs	Unobservable Inputs
Capital Appreciation Value Fund
Common stocks
Consumer discretionary	$143,969,010	$138,602,039	$5,366,971	—
Consumer staples	76,255,666	72,670,015	3,585,651	—
Energy	13,118,314	13,118,314	—	—
Financials	254,717,200	254,717,200	—	—
Health care	320,142,037	320,142,037	—	—
Industrials	193,256,270	182,829,008	10,427,262	—
Information technology	184,875,258	184,875,258	—	—
Materials	985,351	985,351	—	—
Telecommunication services	11,942,015	11,942,015	—	—
Utilities	31,481,961	31,481,961	—	—
Preferred securities	43,683,111	43,683,111	—	—
Corporate bonds	414,121,267	—	414,121,267	—
Term loans	82,702,104	—	82,702,104	—
Securities lending collateral	522,742	522,742	—	—
Short-term investments	316,024,894	316,024,894	—	—
Total investments in securities	$2,087,797,200	$1,571,593,945	$516,203,255	—
Other financial instruments:
Written options	($8,866,300)	($33,384)	($8,832,916)	—

			Level 2 Significant	Level 3 Significant
	Total Value at 5-31-16	Level 1 Quoted Price	Observable Inputs	Unobservable Inputs
Fundamental Global Franchise Fund
Common stocks
Belgium	$20,237,402	—	$20,237,402	—
France	23,953,762	—	23,953,762	—
Germany	8,708,788	—	8,708,788	—
Ireland	18,237,110	—	18,237,110	—
Netherlands	27,980,449	—	27,980,449	—
South Korea	12,041,557	—	12,041,557	—
Switzerland	15,730,288	—	15,730,288	—
United Kingdom	57,190,485	—	57,190,485	—
United States	217,879,982	$217,879,982	—	—
Short-term investments	31,555,972	31,555,972	—	—
Total investments in securities	$433,515,795	$249,435,954	$184,079,841	—

			Level 2 Significant	Level 3 Significant
	Total Value at 5-31-16	Level 1 Quoted Price	Observable Inputs	Unobservable Inputs
Global Bond Fund
Foreign government obligations	$164,343,065	—	$164,343,065	—
Corporate bonds	129,696,553	—	129,696,553	—
Municipal bonds	590,656	—	590,656	—
U.S. Government and Agency obligations	92,223,505	—	92,223,505	—
Collateralized mortgage obligations	70,131,771	—	70,131,771	—
Asset backed securities	6,146,933	—	5,824,800	$322,133
Common stocks	28,564	$28,564	—	—
Preferred securities	149,420	149,420	—	—
Escrow shares	609,960	—	609,960	—
Purchased options	71,613	8,033	63,580	—
Short-term investments	48,254,139	—	48,254,139	—
Total investments in securities	$512,246,179	$186,017	$511,738,029	$322,133
Sale commitments outstanding	($7,831,007)	—	($7,831,007)	—
Other financial instruments:
Futures	$780,326	$780,326	—	—
Forward foreign currency contracts	(980,729)	—	($980,729)	—
Written options	(304,158)	(2,906)	(301,252)	—
Interest rate swaps	(8,184,681)	—	(8,184,681)	—
Currency swaps	1,532,382	—	1,532,382	—
Credit default swaps	(1,493,946)	—	(1,493,946)	—
Inflation swaps	104,147	—	104,147	—
Volatility swaps	238,119	—	238,119	—

			Level 2 Significant	Level 3 Significant
	Total Value at 5-31-16	Level 1 Quoted Price	Observable Inputs	Unobservable Inputs
Global Real Estate Fund
Common stocks
Australia	$13,279,281	—	$13,279,281	—
Canada	3,530,905	$3,530,905	—	—
Finland	1,046,779	—	1,046,779	—
France	8,574,492	—	8,574,492	—
Germany	8,470,839	—	8,470,839	—
Hong Kong	13,448,548	—	13,448,548	—
Ireland	1,888,364	—	1,888,364	—
Japan	25,491,897	—	25,491,897	—
Malta	281,875	—	—	$281,875
Netherlands	1,081,631	—	1,081,631	—
Singapore	2,899,436	—	2,899,436	—
Sweden	1,534,472	—	1,534,472	—
Switzerland	2,153,579	—	2,153,579	—
United Kingdom	12,969,717	—	12,969,717	—
United States	118,209,979	118,209,979	—	—
Securities lending collateral	1,862,423	1,862,423	—	—
Short-term investments	5,809,122	5,809,122	—	—
Total investments in securities	$222,533,339	$129,412,429	$92,839,035	$281,875

			Level 2 Significant	Level 3 Significant
	Total Value at 5-31-16	Level 1 Quoted Price	Observable Inputs	Unobservable Inputs
Health Sciences Fund
Common stocks
Consumer discretionary	$588,570	—	—	$588,570
Consumer staples	4,938,187	$4,812,184	$126,003	—
Health care	210,422,128	205,830,018	4,107,834	484,276
Industrials	1,827,848	1,827,848	—	—
Information technology	1,729,945	1,729,945	—	—
Preferred securities
Consumer discretionary	419,824	—	—	419,824
Health care	879,477	715,427	—	164,050
Information technology	261,326	—	—	261,326
Convertible bonds	272,829	—	272,829	—
Rights	15,184	15,184	—	—
Short-term investments	3,676,687	3,676,687	—	—
Total investments in securities	$225,032,005	$218,607,293	$4,506,666	$1,918,046
Other financial instruments:
Written options	($155,573)	($155,573)	—	—

			Level 2 Significant	Level 3 Significant
	Total Value at 5-31-16	Level 1 Quoted Price	Observable Inputs	Unobservable Inputs
High Yield Fund
Foreign government obligations	$3,467,915	—	$3,467,915	—
Corporate bonds	448,221,325	—	444,442,816	$3,778,509
Convertible bonds	1,344,208	—	656,996	687,212
Term loans	24,014,387	—	24,014,387	—
Collateralized mortgage obligations	2,115,897	—	2,115,897	—
Common stocks	16,937,987	$6,863,776	2,822,954	7,251,257
Preferred securities	7,370,476	7,370,476	—	—
Escrow certificates	1,134	—	—	1,134
Securities lending collateral	14,618,924	14,618,924	—	—
Short-term investments	1,677,106	439,734	1,237,372	—
Total investments in securities	$519,769,359	$29,292,910	$478,758,337	$11,718,112
Other financial instruments:
Futures	$25,938	$25,938	—	—
Forward foreign currency contracts	(66,108)	—	($66,108)	—

			Level 2 Significant	Level 3 Significant
	Total Value at 5-31-16	Level 1 Quoted Price	Observable Inputs	Unobservable Inputs
International Growth Opportunities Fund
Common stocks
Argentina	$11,994,528	$11,994,528	—	—
China	164,804,074	111,944,538	$52,859,536	—
Denmark	40,084,393	—	40,084,393	—
France	37,026,842	—	37,026,842	—
Germany	34,459,104	—	34,459,104	—
Hong Kong	39,514,546	—	39,514,546	—
Ireland	6,725,067	—	6,725,067	—
Italy	20,811,856	—	20,811,856	—
Japan	105,061,743	—	105,061,743	—
Netherlands	16,935,793	—	16,935,793	—
Norway	8,600,344	—	8,600,344	—
Portugal	4,585,855	—	4,585,855	—
South Korea	23,040,003	—	23,040,003	—
Spain	59,738,676	—	59,738,676	—
Sweden	63,302,752	—	63,302,752	—
Switzerland	17,630,006	—	17,630,006	—
United Kingdom	99,321,903	—	99,321,903	—
Rights	1,173,558	1,173,558	—	—
Securities lending collateral	53,783,562	53,783,562	—	—
Short-term investments	8,739,492	8,739,492	—	—
Total investments in securities	$817,334,097	$187,635,678	$629,698,419	—

			Level 2 Significant	Level 3 Significant
	Total Value at 5-31-16	Level 1 Quoted Price	Observable Inputs	Unobservable Inputs
International Growth Stock Fund
Common stocks
Australia	$30,929,921	—	$30,929,921	—
Belgium	6,604,154	—	6,604,154	—
Brazil	12,100,539	$12,100,539	—	—
Canada	60,967,336	60,967,336	—	—
China	17,417,246	13,391,571	4,025,675	—
Denmark	21,260,006	—	21,260,006	—
France	25,462,136	—	25,462,136	—
Germany	66,744,997	—	66,744,997	—
Hong Kong	24,104,420	—	24,104,420	—
Israel	19,294,914	19,294,914	—	—
Japan	58,356,728	—	58,356,728	—
Mexico	17,758,359	17,758,359	—	—
Netherlands	10,527,339	—	10,527,339	—
Singapore	25,564,962	16,655,444	8,909,518	—
South Korea	4,666,171	—	4,666,171	—
Spain	10,220,646	—	10,220,646	—
Sweden	33,152,228	—	33,152,228	—
Switzerland	55,945,940	—	55,945,940	—
Taiwan	16,602,981	—	16,602,981	—
Thailand	10,533,214	—	10,533,214	—
Turkey	7,614,430	—	7,614,430	—
United Kingdom	161,288,600	—	161,288,600	—
Short-term investments	71,647,580	71,647,580		—
Total investments in securities	$768,764,847	$211,815,743	$556,949,104	—

			Level 2 Significant	Level 3 Significant
	Total Value at 5-31-16	Level 1 Quoted Price	Observable Inputs	Unobservable Inputs
International Small Cap Fund
Common stocks
Austria	$6,423,848	—	$6,423,848	—
Belgium	11,528,858	—	11,528,858	—
Brazil	11,637,757	$11,637,757	—	—
Canada	55,705,815	55,705,815	—	—
China	25,050,841	—	25,050,841	—
Finland	30,399,594	—	30,399,594	—
France	3,614,442	—	3,614,442	—
Germany	39,870,400	—	39,870,400	—
Hong Kong	53,688,245	—	53,688,245	—
India	9,877,743	—	9,877,743	—
Italy	19,900,643	—	19,900,643	—
Japan	126,859,283	—	126,859,283	—
Netherlands	42,071,949	—	42,071,949	—
Norway	12,128,961	—	12,128,961	—
Philippines	4,082,346	—	4,082,346	—
Singapore	190,400	—	—	$190,400
South Korea	41,596,394	—	41,596,394	—
Spain	18,334,323	—	18,334,323	—
Sweden	21,548,578	—	21,548,578	—
Switzerland	26,757,875	6,494,454	20,263,421	—
Taiwan	41,689,911	—	41,689,911	—
United Kingdom	91,152,381	6,645,042	84,507,339	—
Preferred securities
Brazil	5,094,800	5,094,800	—	—
Germany	4,504,294	—	4,504,294	—
Exchange-traded funds	11,420,056	11,420,056	—	—
Securities lending collateral	42,931,145	42,931,145	—	—
Short-term investments	41,600,000	—	41,600,000	—
Total investments in securities	$799,660,882	$139,929,069	$659,541,413	$190,400

			Level 2 Significant	Level 3 Significant
	Total Value at 5-31-16	Level 1 Quoted Price	Observable Inputs	Unobservable Inputs
International Value Fund
Common stocks
Australia	$28,674,086	—	$28,674,086	—
Belgium	9,829,485	—	9,829,485	—
Brazil	7,131,751	$7,131,751	—	—
Canada	121,136,319	121,136,319	—	—
China	95,738,270	29,248,056	66,490,214	—
France	155,236,485	—	155,236,485	—
Germany	95,905,463	—	95,905,463	—
Hong Kong	72,228,573	—	72,228,573	—
India	18,085,759	—	18,085,759	—
Israel	27,743,966	27,743,966	—	—
Italy	33,702,874	—	33,702,874	—
Japan	76,757,463	—	76,757,463	—
Luxembourg	12,083,094	—	12,083,094	—
Mexico	6,522,275	6,522,275	—	—
Netherlands	97,983,109	—	97,983,109	—
Norway	259,315	—	259,315	—
Singapore	12,252,617	—	12,252,617	—
South Africa	6,257,985	—	6,257,985	—
South Korea	195,214,593	40,587,061	154,627,532	—
Spain	7,883,947	—	7,883,947	—
Sweden	9,585,895	—	9,585,895	—
Switzerland	107,742,052	—	107,742,052	—
Taiwan	5,982,832	—	5,982,832	—
Thailand	17,484,002	—	17,484,002	—
United Kingdom	209,529,439	—	209,529,439	—
United States	44,040,702	44,040,702	—	—
Securities lending collateral	162,841,403	162,841,403	—	—
Short-term investments	23,300,000	—	23,300,000	—
Total investments in securities	$1,661,133,754	$439,251,533	$1,221,882,221	—

			Level 2 Significant	Level 3 Significant
	Total Value at 5-31-16	Level 1 Quoted Price	Observable Inputs	Unobservable Inputs
Mid Cap Stock Fund
Common stocks
Consumer discretionary	$303,103,836	$279,146,929	$21,104,551	$2,852,356
Consumer staples	82,207,146	82,207,146	—	—
Energy	53,022,369	53,022,369	—	—
Financials	87,908,135	86,126,912	—	1,781,223
Health care	292,889,480	256,174,841	36,714,639	—
Industrials	153,688,975	153,688,975	—	—
Information technology	332,283,408	332,283,408	—	—
Materials	16,024,842	16,024,842	—	—
Preferred securities	132,973,145	—	—	132,973,145
Corporate bonds	803,899	—	—	803,899
Securities lending collateral	129,392,012	129,392,012	—	—
Short-term investments	10,800,000	—	10,800,000	—
Total investments in securities	$1,595,097,247	$1,388,067,434	$68,619,190	$138,410,623

			Level 2 Significant	Level 3 Significant
	Total Value at 5-31-16	Level 1 Quoted Price	Observable Inputs	Unobservable Inputs
Mid Value Fund
Common stocks
Consumer discretionary	$106,401,254	$98,135,174	$8,266,080	—
Consumer staples	76,077,816	67,706,954	8,370,862	—
Energy	105,929,650	105,929,650	—	—
Financials	251,847,836	248,654,714	3,193,122	—
Health care	88,704,337	88,704,337	—	—
Industrials	78,187,874	78,187,874	—	—
Information technology	26,740,064	26,740,064	—	—
Materials	90,076,617	90,076,617	—	—
Telecommunication services	5,702,032	5,702,032	—	—
Utilities	36,258,088	36,258,088	—	—
Securities lending collateral	7,035,580	7,035,580	—	—
Short-term investments	52,646,996	52,646,996	—	—
Total investments in securities	$925,608,144	$905,778,080	$19,830,064	—

			Level 2 Significant	Level 3 Significant
	Total Value at 5-31-16	Level 1 Quoted Price	Observable Inputs	Unobservable Inputs
Real Return Bond Fund
U.S. Government and Agency obligations	$1,008,723,435	—	$1,008,723,435	—
Foreign government obligations	38,286,689	—	38,286,689	—
Corporate bonds	57,603,911	—	57,603,911	—
Municipal bonds	583,668	—	583,668	—
Collateralized mortgage obligations	22,737,202	—	22,737,202	—
Asset backed securities	36,338,180	—	35,354,468	$983,712
Common stocks	8,026	$8,026	—	—
Purchased options	1,755,516	13,217	1,742,299	—
Short-term investments	1,738,873	—	1,738,873	—
Total investments in securities	$1,167,775,500	$21,243	$1,166,770,545	$983,712
Other financial instruments:
Futures	($11,191)	($11,191)	—	—
Forward foreign currency contracts	946,816	—	$946,816	—
Written options	(1,978,290)	(36,783)	(1,941,507)	—
Interest rate swaps	(6,200,843)	—	(6,200,843)	—
Credit default swaps	(242,085)	—	(242,085)	—
Inflation swaps	(1,263,474)	—	(1,263,474)	—

			Level 2 Significant	Level 3 Significant
	Total Value at 5-31-16	Level 1 Quoted Price	Observable Inputs	Unobservable Inputs
Science & Technology Fund
Common stocks
Consumer discretionary	$148,967,060	$148,848,578	—	$118,482
Financials	4,411,470	4,411,470	—	—
Health care	20,667,817	20,667,817	—	—
Industrials	2,699,610	2,699,610	—	—
Information technology	527,772,603	470,463,608	$57,308,995	—
Telecommunication services	14,386,176	3,254,500	11,131,676	—
Corporate bonds	3,751,875	—	3,751,875	—
Preferred securities	4,015,952	—	—	4,015,952
Securities lending collateral	34,791,699	34,791,699	—	—
Short-term investments	32,846,351	26,181,351	6,665,000	—
Total investments in securities	$794,310,613	$711,318,633	$78,857,546	$4,134,434

			Level 2 Significant	Level 3 Significant
	Total Value at 5-31-16	Level 1 Quoted Price	Observable Inputs	Unobservable Inputs
Small Cap Growth Fund
Common stocks
Consumer discretionary	$26,123,374	$26,123,374	—	—
Consumer staples	3,322,753	1,470,337	$1,852,416	—
Energy	6,317,959	6,317,959	—	—
Financials	19,296,715	19,296,715	—	—
Health care	38,157,241	38,157,241	—	—
Industrials	31,721,218	31,721,218	—	—
Information technology	61,290,588	60,956,670	—	$333,918
Materials	7,758,320	7,758,320	—	—
Telecommunication services	1,552,861	1,552,861	—	—
Preferred securities	5,365,318	—	—	5,365,318
Exchange-traded funds	404,660	404,660	—	—
Securities lending collateral	12,869,052	12,869,052	—	—
Short-term investments	4,700,000	—	4,700,000	—
Total investments in securities	$218,880,059	$206,628,407	$6,552,416	$5,699,236

			Level 2 Significant	Level 3 Significant
	Total Value at 5-31-16	Level 1 Quoted Price	Observable Inputs	Unobservable Inputs
Strategic Equity Allocation Fund
Common stocks
Consumer discretionary	$849,640,948	$613,632,977	$236,007,971	—
Consumer staples	595,923,243	371,361,576	224,561,667	—
Energy	343,222,388	251,738,243	91,484,145	—
Financials	1,190,850,855	729,161,546	461,657,616	$31,693
Health care	757,031,210	553,345,824	203,615,389	69,997
Industrials	800,064,096	558,988,922	241,052,563	22,611
Information technology	1,136,816,999	986,978,839	149,806,729	31,431
Materials	282,397,324	154,275,396	128,121,928	—
Telecommunication services	258,929,914	158,069,589	100,833,424	26,901
Utilities	231,168,805	162,007,691	69,161,114	—
Preferred securities
Consumer discretionary	7,407,513	450,968	6,956,545	—
Consumer staples	3,895,178	431,144	3,464,034	—
Energy	1,578,500	1,578,500	—	—
Financials	9,851,161	9,851,161	—	—
Information technology	2,617,211	—	2,617,211	—
Materials	2,619,522	2,008,106	611,416	—
Telecommunication services	821,362	821,362	—	—
Utilities	609,232	609,232	—	—
Exchange-traded funds	48,526,684	48,526,684	—	—
Rights	134,372	124,126	10,246	—
Warrants	4,806	4,792	14	—
Securities lending collateral	124,550,556	124,550,556	—	—
Short-term investments	215,360,000	—	215,360,000	—
Total investments in securities	$6,864,021,879	$4,728,517,234	$2,135,322,012	$182,633
Other financial instruments:
Futures	$5,882,214	$5,882,214	—	—

			Level 2 Significant	Level 3 Significant
	Total Value at 5-31-16	Level 1 Quoted Price	Observable Inputs	Unobservable Inputs
Total Return Fund
U.S. Government and Agency obligations	$1,319,160,436	—	$1,319,160,436	—
Foreign government obligations	39,045,640	—	39,045,640	—
Corporate bonds	551,223,311	—	551,223,311	—
Term loans	2,307,516	—	2,307,516	—
Municipal bonds	83,439,450	—	83,439,450	—
Collateralized mortgage obligations	254,607,509	—	254,607,509	—
Asset backed securities	81,107,576	—	81,107,576	—
Preferred securities	30,473,400	$23,463,000	7,010,400	—
Purchased options	1,109,711	—	1,109,711	—
Short-term investments	92,352,042	—	92,352,042	—
Total investments in securities	$2,454,826,591	$23,463,000	$2,431,363,591	—
Other financial instruments:
Futures	$2,227,491	$2,227,491	—	—
Forward foreign currency contracts	16,677,135	—	$16,677,135	—
Written options	(1,521,781)	(114,572)	(1,407,209)	—
Interest rate swaps	(39,618,445)	—	(39,618,445)	—
Credit default swaps	(3,759,847)	—	(3,759,847)	—
Volatility swaps	45,664	—	45,664	—

			Level 2 Significant	Level 3 Significant
	Total Value at 5-31-16	Level 1 Quoted Price	Observable Inputs	Unobservable Inputs
Value Fund
Common stocks
Consumer discretionary	$38,315,737	$38,315,737	—	—
Consumer staples	9,926,269	9,926,269	—	—
Energy	27,394,131	23,802,503	$3,591,628	—
Financials	87,982,033	87,982,033	—	—
Health care	36,991,444	36,991,444	—	—
Industrials	59,005,078	59,005,078	—	—
Information technology	38,774,466	38,774,466	—	—
Materials	26,859,996	26,859,996	—	—
Telecommunication services	9,598,245	9,598,245	—	—
Utilities	11,358,797	11,358,797	—	—
Short-term investments	5,473,736	5,473,736	—	—
Total investments in securities	$351,679,932	$348,088,304	$3,591,628	—

For International Value Fund, securities with market value of approximately $57,002,000 at the beginning of the year were transferred from Level 1 to Level 2 during the period since quoted prices in active markets for identical securities were no longer available and securities were valued using other significant observable inputs.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period. Securities were transferred into Level 3 because of a lack of observable market data which resulted from an absence of market activity for these securities. In addition, securities were transferred from Level 3 since observable market data became available due to the increased market activity of these securities.

Alpha Opportunities Fund	Common stocks	Preferred securities	Corporate bonds	Total
Balance as of 8-31-15	$1,892,826	$28,732,696		$30,625,522
Realized gain (loss)	-	-	-	-
Change in unrealized appreciation (depreciation)	(818,080)	1,709,503	-	891,423
Purchases	-	-	$117,343	117,343
Sales	-	-	-	-
Transfers into Level 3	-	320,646	-	320,646
Transfers out of Level 3	(320,646)	(1,877,028)	-	(2,197,674)
Balance as of 5-31-16	$754,100	$28,885,817	$117,343	$29,757,260
Change in unrealized at period end*	$132,265	$1,805,477	-	$1,937,742

High Yield Fund	Corporate bonds	Convertible bonds	Common stocks	Escrow certificates	Total
Balance as of 8-31-15	$3,318,855	-	$7,814,804	-	$11,133,659
Realized gain (loss)	23,717	-	1,158,533	-	1,182,250
Change in unrealized appreciation (depreciation)	228,036	($838,103)	1,505,620	$1,134	896,687
Purchases	253,518	103,875	520,112	-	877,505
Sales	-	-	(3,747,812)	-	(3,747,812)
Transfers into Level 3	-	1,421,440	-	-	1,421,440
Transfers out of Level 3	(45,617)	-	-	-	(45,617)
Balance as of 5-31-16	$3,778,509	$687,212	$7,251,257	$1,134	$11,718,112
Change in unrealized at period end*	$228,326	($838,103)	$1,320,506	$1,134	$711,863

Mid Cap Stock Fund	Common stocks	Preferred securities	Corporate bonds	Total
Balance as of 8-31-15	$11,394,552	$131,264,894	-	$142,659,446
Realized gain (loss)	-	-	-	-
Change in unrealized appreciation (depreciation)	(4,854,763)	5,604,112	-	749,349
Purchases	-	-	$803,899	803,899
Sales	-	-	-	-
Transfers into Level 3	-	1,906,210	-	1,906,210
Transfers out of Level 3	(1,906,210)	(5,802,071)	-	(7,708,281)
Balance as of 5-31-16	$4,633,579	$132,973,145	$803,899	$138,410,623
Change in unrealized at period end*	$794,946	$5,900,784	-	$6,695,730

Science & Technology Fund	Consumer discretionary	Information technology	Total
Balance as of 8-31-15	$1,351,138	$19,846,385	$21,197,523
Realized gain (loss)	-	-	-
Change in unrealized appreciation (depreciation)	(202,709)	(2,227,487)	(2,430,196)
Purchases	-	460,705	460,705
Sales	-	-	-
Transfers into Level 3	38,076	-	38,076
Transfers out of Level 3	(38,076)	(15,093,598)	(15,131,674)
Balance as of 5-31-16	$1,148,429	$2,896,005	$4,134,434
Change in unrealized at period end*	($202,709)	($368,039)	($570,748)

Small Cap Growth Fund	Common stocks	Preferred securities	Total
Balance as of 8-31-15	$322,294	$7,077,612	$7,399,906
Realized gain (loss)	-	-	-
Change in unrealized appreciation (depreciation)	21,286	(1,144,391)	(1,123,105)
Purchases	-	-	-
Sales	-	-	-
Transfers into Level 3	-	9,662	9,662
Transfers out of Level 3	(9,662)	(577,565)	(587,227)
Balance as of 5-31-16	$333,918	$5,365,318	$5,699,236
Change in unrealized at period end*	$24,433	($1,114,859)	($1,090,426)

* Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

The valuation techniques and significant unobservable inputs used in the fair value measurement of the funds’ Level 3 securities are outlined in the table below.

Alpha Opportunities Fund
	Fair Value	Valuation Technique	Significant Unobservable Inputs	Input/Range
	at 5-31-16
Common Stocks	$298,192	Market Approach	Prior / recent transactions	$50.19

	$455,908	Market Approach	EV to revenue multiple	3.56x - 3.76x (weighted average 3.72x)
			Discount	10% - 17.5% (weighted average 11.5%)

	$754,100

			EV to revenue multiple	1.15x - 7.62x (weighted average 4.94x)
Preferred Securities	$9,684,070	Market Approach	Discount	10% - 25% (weighted average 16.1%)

			EV to revenue multiple	1.33x - 4.11x (weighted average 2.87x)
	$2,446,313	Market Approach	Discount	17.5%
			Allocated using OPM - Volatility	40% - 50% (weighted average 44.7%)

			EV to gross profit multiple	6.39x /
	$1,173,137	Market Approach	Discount	10%

	$2,646,487	Market Approach	Prior / recent transactions	$50.19

			Prior / recent transactions	$48.77
	$12,570,889	Market Approach	Discount	7%

			Probability weighted expected future price	$2.76
	$364,921	Market Approach	Discount	32%
	$28,885,817

Corporate Bonds	$117,343	Market Approach	Prior / recent transactions	$100

Total	$29,757,260

High Yield Fund
	Fair Value	Valuation Technique	Significant Unobservable Inputs	Input/Range
	at 5-31-16
			Prior / recent transactions	$11.56
Common Stocks	$1,512,441	Market Approach	Discount	20%

			EV/EBITDA multiple	9.00x - 10.13x (weighted average 9.94x)
	$4,922,830	Market Approach	Discount	17.5

			Expected future value	$13.91
	$409,779	Market Approach	Discount	11%

	$6,845,050

Corporate Bonds	$1,134	Market Approach	Estimated liquidation value	$0.03

	$3,778,509	Market Approach	Yield	1264bps - 1704bps (weighted average 1409.5bps)

	$3,779,643
Total	$10,624,693*

* These amounts exclude valuations provided by a broker, which amounted to $1,093,419

Mid Cap Stock Fund
	Fair Value	Valuation Technique	Significant Unobservable Inputs	Input/Range
	at 5-31-16
Common Stocks	$1,781,223	Market Approach	Prior / recent transactions	$50.19

	$2,852,356	Market Approach	EV to revenue multiple	3.56x - 3.76x (weighted average 3.72x)
			Discount	10% - 17.5% (weighted average 11.4%)
	$4,633,579

			EV to revenue multiple	0.77x - 4.11x (weighted average 2.41x)
Preferred Securities	$18,804,432	Market Approach	Discount	17.5%
			Allocated using OPM - Volatility	40% - 50% (weighted average 43.7%)

	$41,020,728	Market Approach	EV to revenue multiple	1.15x - 7.02x (weighted average 4.36x)
			Discount	10% - 25% (weighted average 14.7%)

			Probability weighted expected future price	$2.76
	$2,169,417	Market Approach	Discount	32%

			EV to gross profit multiple	6.39x
	$7,116,177	Market Approach	Discount	10%

	$15,808,551	Market Approach	Prior / recent transactions	$50.19

	$48,053,840	Market Approach	Prior / recent transactions	$48.77
			Discount	7%

	$132,973,145

Corporate Bonds	$803,899	Market Approach	Prior / recent transactions	$100

Total	$138,410,623

Science & Technology Fund
	Fair Value	Valuation Technique	Significant Unobservable Inputs	Input/Range
	at 5-31-16
			Prior / recent transactions	$142.24
Common Stocks	$118,482	Market Approach	Discount	15%

			EV to revenue multiple	7.41x
Preferred Securities	$924,127	Market Approach	Discount	10%

	$642,139	Market Approach	Prior / recent transactions	$38.23

	$2,449,686	Market Approach	Prior / recent transactions Discount	$93.09 - $142.24 (weighted average $113.76) 7% - 15% (weighted average 10.4%)

	$4,015,952

Total	$4,134,434

Small Cap Growth Fund
	Fair Value	Valuation Technique	Significant Unobservable Inputs	Input/Range
	at 5-31-16
			EV to revenue multiple	4.6x
Common Stocks	$333,918	Market Approach	Probability weighted expected future price	$2.88
			Discount	37%

			EV to revenue multiple	2.87x - 7.41x (weighted average 5.39x)
Preferred Securities	$3,637,901	Market Approach	Discount	10% - 17.5% (weighted average 11.5%)

			EV to revenue multiple	1.33x
	$751,457	Market Approach	Discount	17.5%
			Allocated using OPM - Volatility	50%

			EV to revenue multiple	4.6x
	$661,041	Market Approach	Probability weighted expected future price	$4.20
			Discount	37%

	$314,919	Market Approach	Probability weighted expected future price Discount	4.19x - 5.45x (weighted average 4.87x) 32%

	$5,365,318

Total	$5,699,236

A change to unobservable inputs of a fund's Level 3 securities may result in changes to the fair value measurement, as follows:

Significant Unobservable Input	Impact to Valuation if input increases	Impact to Valuation if input decreases
Allocated using Options Pricing Method (OPM) - Volatility	Variable	Variable
Discount	Decrease	Increase
Enterprise value to earnings before interest, taxes, depreciation and amortization (“EV/EBITDA”) multiple	Increase	Decrease
Enterprise value (“EV”) to gross profit multiple	Increase	Decrease
Enterprise value (“EV”) to revenue multiple	Increase	Decrease
Expected future value	Increase	Decrease
Estimated liquidation value	Increase	Decrease
Prior/recent transactions	Increase	Decrease
Probability weighted expected future price	Increase	Decrease
Yield	Decrease	Increase

Repurchase agreements. The funds may enter into repurchase agreements. When a fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for triparty repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by a fund for repurchase agreements is disclosed in the Portfolio of Investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

When-issued/delayed-delivery securities. The funds may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments or in a schedule to the Portfolio of Investments (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the fund’s NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the fund until settlement takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities purchased or increase in the value of securities sold prior to settlement date.

Term loans (Floating rate loans). The funds may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, risk associated with extended settlement, and the risks of being a lender. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund’s income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund’s exposure to such investments is substantial, could impair the fund’s ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

At May 31, 2016, Investment Quality Bond Fund had $48,948 in unfunded loan commitments outstanding.

Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. Excess amounts are recorded as an adjustment to cost.

Payment-in-kind bonds. The funds may invest in payment-in-kind bonds (PIK Bonds). PIK Bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The market prices of PIK Bonds are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay cash interest periodically. The funds accrue income on these securities and this income is required to be distributed to shareholders. Because no cash is received at the time income accrues on these securities, the funds may need to sell other investments to make distributions.

Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, a fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that a fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Cost of investment securities for federal income tax purposes. The costs of investments owned on May 31, 2016, including short-term investments, for federal income tax purposes, were as follows:

				Net unrealized appreciation/
Fund	Aggregate cost	Unrealized appreciation	Unrealized depreciation	(depreciation)
Active Bond Fund	$2,205,551,941	$50,196,531	($28,182,096)	$22,014,435
All Cap Core Fund	586,560,750	52,695,011	(6,131,719)	46,563,292
Alpha Opportunities Fund	1,417,113,176	170,397,698	(46,049,418)	124,348,280
Asia Pacific Total Return Bond Fund	406,635,731	6,931,716	(26,058,160)	(19,126,444)
Capital Appreciation Fund	1,218,372,355	880,962,341	(19,291,147)	861,671,194
Capital Appreciation Value Fund	1,857,911,057	246,233,106	(16,346,963)	229,886,143
Core Bond Fund	1,518,035,019	8,976,015	(4,712,709)	4,263,306
Fundamental Global Franchise Fund	364,127,457	78,168,517	(8,780,179)	69,388,338
Global Bond Fund	522,095,545	10,947,388	(20,796,754)	(9,849,366)
Global Real Estate Fund	199,640,259	25,298,775	(2,405,695)	22,893,080
Health Sciences Fund	182,502,039	49,675,224	(7,145,258)	42,529,966
High Yield Fund	575,732,082	14,399,068	(70,361,791)	(55,962,723)
International Growth Opportunities Fund	733,374,912	153,579,114	(69,619,929)	83,959,185
International Growth Stock Fund	672,541,588	123,512,514	(27,289,255)	96,223,259
International Small Cap Fund	734,095,756	(85,369,725)	150,934,851	65,565,126
International Value Fund	1,763,184,796	158,895,733	(260,946,775)	(102,051,042)
Investment Quality Bond Fund	744,009,920	8,818,237	(7,845,697)	972,540
Lifestyle II Aggressive Portfolio	84,375,309	868,321	(2,581,279)	(1,712,958)
Lifestyle II Balanced Portfolio	284,865,612	3,874,320	(5,519,636)	(1,645,316)
Lifestyle II Conservative Portfolio	58,814,770	951,680	(143,920)	807,760
Lifestyle II Growth Portfolio	212,887,732	2,385,162	(5,632,768)	(3,247,606)
Lifestyle II Moderate Portfolio	73,221,322	890,518	(1,354,205)	(463,687)
Mid Cap Stock Fund	1,446,052,494	220,738,574	(71,693,821)	149,044,753
Mid Value Fund	762,567,723	191,790,894	(28,750,473)	163,040,421
Real Estate Equity Fund	127,260,737	93,136,860	(1,349,918)	91,786,942
Real Estate Securities Fund	497,186,208	105,115,786	(6,922,031)	98,193,755
Real Return Bond Fund	1,178,810,743	(2,164,979)	(8,870,264)	(11,035,243)
Science & Technology Fund	738,621,950	85,682,112	(29,993,449)	55,688,663
Short Term Government Income Fund	310,433,809	558,762	(4,723,555)	(4,164,793)
Small Cap Growth Fund	201,939,684	25,478,546	(8,538,171)	16,940,375
Small Company Growth Fund	144,030,953	48,937,916	(10,351,090)	38,586,826
Small Company Value Fund	190,756,909	85,480,305	(6,487,999)	78,992,306
Strategic Equity Allocation Fund	6,205,963,609	962,871,970	(304,813,700)	658,058,270
Total Return Fund	2,465,044,724	33,026,746	(43,244,879)	(10,218,133)
U.S. High Yield Bond Fund	358,701,482	6,540,905	(32,659,086)	(26,118,181)
Value Fund	307,658,097	66,660,253	(22,638,418)	44,021,835

Derivative instruments. The funds may invest in derivatives in order to meet their investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the funds are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects a fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects a fund to unlimited risk of loss. The following tables summarize the contracts held at May 31, 2016. In addition, the tables detail how the funds used futures contracts during the period ended May 31, 2016.

All Cap Core Fund

The fund used futures contracts as a substitute for securities purchased. The following table summarizes the contracts held at May 31, 2016.

						Unrealized
						appreciation/
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	(depreciation)

Russell 2000 Mini Index Futures	7	Long	Jun 2016	$776,625	$807,380	$30,755
S&P 500 Index E-Mini Futures	71	Long	Jun 2016	7,313,008	7,436,895	123,887
						$154,642

Asia Pacific Total Return Bond Fund

The fund used futures contracts to manage against anticipated interest rate changes and manage duration of the fund. The following table summarizes the contracts held at May 31, 2016.

						Unrealized
						appreciation/
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	(depreciation)

5-Year U.S. Treasury Note Futures	220	Short	Oct 2016	($26,390,964)	($26,425,781)	($34,817)
10-Year U.S. Treasury Note Futures	250	Short	Sep 2016	(32,362,878)	(32,421,876)	(58,998)
						($93,815)

Global Bond Fund

The fund used futures contracts to gain exposure to treasuries markets and foreign bond markets, maintain diversity and liquidity of the fund, manage against anticipated interest rate changes, and manage duration of the fund. The following table summarizes the contracts held at May 31, 2016.

						Unrealized
						appreciation/
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	(depreciation)

5-Year U.S. Treasury Note Futures	1,018	Long	Sep 2016	$122,105,610	$122,279,297	$173,687
10-Year U.S. Treasury Note Futures	1,135	Long	Sep 2016	147,091,428	147,195,312	103,884
Euro-BTP Italian Government Bond Futures	11	Long	Jun 2016	1,684,849	1,708,341	23,492
Euro-Buxl Futures	5	Long	Jun 2016	929,557	936,406	6,849
Euro-OAT Futures	174	Long	Jun 2016	30,222,331	30,699,333	477,002
German Euro BOBL Futures	418	Long	Sep 2016	61,476,377	61,517,165	40,788
U.K. Long Gilt Bond Futures	22	Long	Sep 2016	3,901,255	3,911,268	10,013
Ultra U.S. Treasury Bond Futures	57	Long	Sep 2016	9,947,075	9,982,125	35,050
10-Year Canadian Government Bond Futures	23	Short	Sep 2016	(2,534,377)	(2,541,953)	(7,576)
10-Year Japanese Government Bond Futures	1	Short	Jun 2016	(1,360,993)	(1,372,917)	(11,924)
Euro-BONO Spanish Government Bond Futures	12	Short	Jun 2016	(1,858,558)	(1,887,811)	(29,253)
Eurodollar Futures	277	Short	Dec 2017	(68,357,682)	(68,398,225)	(40,543)
Euro-Schatz Futures	262	Short	Jun 2016	(32,639,130)	(32,600,052)	39,078
German Euro BUND Futures	104	Short	Jun 2016	(18,933,671)	(18,973,892)	(40,221)
						$780,326

High Yield Fund

The fund used futures contracts to manage against anticipated interest rate changes. The following table summarizes the contracts held at May 31, 2016.

						Unrealized
						appreciation/
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	(depreciation)

2-Year U.S. Treasury Note Futures	296	Long	Sep 2016	$64,481,212	$64,500,250	$19,038
5-Year U.S. Treasury Note Futures	207	Long	Sep 2016	24,857,358	24,864,258	6,900
						$25,938

Investment Quality Bond Fund

The fund used futures contracts to gain exposure to treasuries markets and foreign bond markets, manage against anticipated interest rate changes, and manage duration of the fund. The following table summarizes the contracts held at May 31, 2016.

						Unrealized
						appreciation/
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	(depreciation)

2-Year U.S. Treasury Note Futures	39	Long	Sep 2016	$8,493,506	$8,498,344	$4,838
5-Year U.S. Treasury Note Futures	698	Long	Sep 2016	83,697,941	83,841,797	143,856
U.S. Treasury Long Bond Futures	99	Long	Sep 2016	16,105,431	16,167,938	62,507
Ultra U.S. Treasury Bond Futures	6	Long	Sep 2016	1,047,222	1,050,750	3,528
10-Year U.S. Treasury Note Futures	443	Short	Sep 2016	(57,346,839)	(57,451,562)	(104,723)
German Euro BUND Futures	24	Short	Sep 2016	(4,340,435)	(4,351,086)	(10,651)
Ultra 10-Year U.S. Treasury Note Futures	55	Short	Sep 2016	(7,721,921)	(7,755,859)	(33,938)
						$65,417

Real Return Bond Fund

The fund used futures contracts to gain exposure to treasuries markets and foreign bond markets, maintain diversity and liquidity of the fund, manage against anticipated interest rate changes, and manage duration of the fund. The following table summarizes the contracts held at May 31, 2016.

						Unrealized
						appreciation/
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	(depreciation)

5-Year U.S. Treasury Note Futures	3	Long	Sep 2016	$359,746	$360,352	$606
Eurodollar Futures	333	Long	Dec 2016	82,534,931	82,467,450	(67,481)
U.S. Treasury Long Bond Futures	14	Long	Sep 2016	2,284,517	2,286,375	1,858
10-Year U.S. Treasury Note Futures	2	Short	Sep 2016	(258,685)	(259,375)	(690)
10-Year Japanese Government Bond Futures	2	Short	Jun 2016	(2,741,133)	(2,745,835)	(4,702)
Euro-BTP Italian Government Bond Futures	17	Short	Jun 2016	(2,611,541)	(2,640,163)	(28,622)
Eurodollar Futures	223	Short	Jun 2016	(55,381,744)	(55,347,206)	34,538
Eurodollar Futures	333	Short	Dec 2017	(82,331,102)	(82,226,027)	105,075
German Euro BOBL Futures	163	Short	Jun 2016	(23,780,618)	(23,827,339)	(46,721)
German Euro BUND Futures	64	Short	Jun 2016	(11,671,189)	(11,676,241)	(5,052)
						($11,191)

Strategic Equity Allocation Fund

The fund used futures contracts to manage against anticipated changes in currency exchange rates, maintain diversity and liquidity of the fund, and as a substitute for securities purchased. The following table summarizes the contracts held at May 31, 2016.

						Unrealized
						appreciation/
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	(depreciation)

10-Year Government of Canada Bond Futures	116	Long	Jun 2016	$8,813,862	$8,833,400	$19,538
Mini MSCI EAFE Index Futures	1,170	Long	Jun 2016	94,981,799	97,139,251	2,157,452
Mini MSCI Emerging Markets Index Futures	554	Long	Jun 2016	22,326,215	22,315,120	(11,095)
Russell 2000 Mini Index Futures	132	Long	Jun 2016	14,714,467	15,224,880	510,413
S&P 500 Index Futures	152	Long	Jun 2016	77,818,397	79,606,200	1,787,803
S&P Mid 400 Index E-Mini Futures	235	Long	Jun 2016	33,968,138	35,057,300	1,089,162
S&P/TSX 60 Index Futures	68	Long	Jun 2016	8,173,198	8,502,139	328,941
						$5,882,214

Total Return Fund

The fund used futures contracts to gain exposure to treasuries markets and foreign bond markets, maintain diversity and liquidity of the fund, and as a substitute for securities purchased. The following table summarizes the contracts held at May 31, 2016.

						Unrealized
						appreciation/
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	(depreciation)

5-Year U.S. Treasury Note Futures	4,025	Long	Sep 2016	$482,659,171	$483,471,682	$812,511
10-Year U.S. Treasury Note Futures	656	Long	Sep 2016	84,968,917	85,075,000	106,083
U.S. Treasury Long Bond Futures	545	Long	Sep 2016	88,878,319	89,005,312	126,993
10-Year Canada Government Bond Futures	52	Short	Sep 2016	(5,729,896)	(5,747,024)	(17,128)
3-Month Sterling Futures	185	Short	Sep 2017	(33,087,728)	(33,228,491)	(140,763)
3-Month Sterling Futures	1,241	Short	Mar 2018	(222,855,375)	(222,608,232)	247,143
3-Month Sterling Futures	685	Short	Jun 2018	(122,960,814)	(122,811,996)	148,818
Euro-BTP Italian Government Bond Futures	210	Short	Jun 2016	(32,341,296)	(32,613,782)	(272,486)
Eurodollar Futures	263	Short	Mar 2017	(65,168,087)	(65,082,638)	85,449
Eurodollar Futures	2,809	Short	Mar 2018	(694,524,970)	(693,226,089)	1,298,881
Eurodollar Futures	366	Short	Jun 2018	(90,443,138)	(90,273,900)	169,238
Eurodollar Futures	1,098	Short	Sep 2018	(270,561,885)	(270,670,725)	(108,840)
Eurodollar Futures	1,012	Short	Dec 2018	(249,233,212)	(249,331,500)	(98,288)
German Euro BUND Futures	52	Short	Jun 2016	(9,372,839)	(9,486,946)	(114,107)
U.K. Long Gilt Bond Futures	35	Short	Sep 2016	(6,206,459)	(6,222,472)	(16,013)
						$2,227,491

*Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor a fund thereby reducing a fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

The following tables summarize the contracts held at May 31, 2016. In addition, the tables detail how the funds used forward foreign currency contracts during the period ended May 31, 2016.

Alpha Opportunities Fund

The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The following table summarizes the contracts held at May 31, 2016.

					Contractual			Net unrealized
					settlement	Unrealized	Unrealized	appreciation/
Contract to buy		Contract to sell		Counterparty	date	appreciation	depreciation	(depreciation)
JPY	88,989,000	USD	794,785	Bank of America, N.A.	6/15/2016	$9,139	-	$9,139
JPY	105,752,000	USD	951,504	Bank of Montreal	6/15/2016	3,856	-	3,856
USD	172,039	CHF	170,000	UBS AG	6/15/2016	917	-	917
USD	1,727,806	JPY	194,741,000	State Street Bank and Trust Company	6/15/2016	-	($31,479)	(31,479)
						$13,912	($31,479)	($17,567)

Asia Pacific Total Return Bond Fund

The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The following table summarizes the contracts held at May 31, 2016.

					Contractual			Net unrealized
					settlement	Unrealized	Unrealized	appreciation/
Contract to buy		Contract to sell		Counterparty	date	appreciation	depreciation	(depreciation)
KRW	9,080,000,000	USD	7,881,944	Australia and New Zealand Banking Group	6/3/2016	-	($263,380)	($263,380)
USD	10,388,462	AUD	14,400,000	Royal Bank of Canada	6/30/2016	-	(7,460)	(7,460)
USD	17,410,251	IDR	237,597,700,000	Royal Bank of Canada	6/30/2016	$115,040	-	115,040
USD	8,000,000	KRW	9,080,000,000	Australia and New Zealand Banking Group	6/3/2016	381,436	-	381,436
USD	4,627,672	KRW	5,461,440,000	Australia and New Zealand Banking Group	6/30/2016	47,851	-	47,851
USD	15,753,155	MYR	63,974,200	Australia and New Zealand Banking Group	6/20/2016	280,174	-	280,174
USD	9,160,348	NZD	13,600,000	Australia and New Zealand Banking Group	6/30/2016	-	(27,477)	(27,477)
USD	13,085,709	SGD	18,010,123	Australia and New Zealand Banking Group	6/30/2016	13,879	-	13,879
						$838,380	($298,317)	$540,063

Global Bond Fund

The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies, and to maintain diversity and liquidity of the fund. The following table summarizes the contracts held at May 31, 2016.

					Contractual			Net unrealized
					settlement	Unrealized	Unrealized	appreciation/
Contract to buy		Contract to sell		Counterparty	date	appreciation	depreciation	(depreciation)
AUD	729,000	USD	530,580	JPMorgan Chase Bank, N.A.	6/2/2016	-	($3,696)	($3,696)
AUD	16,384,639	USD	11,787,110	Standard Chartered Bank	6/2/2016	$54,891	-	54,891
BRL	17,056,006	USD	4,744,237	BNP Paribas SA	6/2/2016	-	(24,288)	(24,288)
BRL	18,624,417	USD	5,120,620	Deutsche Bank AG London	6/2/2016	33,358	-	33,358
BRL	1,568,410	USD	436,263	JPMorgan Chase Bank, N.A.	6/2/2016	-	(2,233)	(2,233)
BRL	1,980,518	USD	541,118	BNP Paribas SA	7/5/2016	1,840	-	1,840
BRL	1,568,410	USD	430,811	JPMorgan Chase Bank, N.A.	7/5/2016	-	(833)	(833)
CAD	15,854,000	USD	12,091,163	JPMorgan Chase Bank, N.A.	6/2/2016	-	(1,385)	(1,385)
CNY	29,344,430	USD	4,481,983	Standard Chartered Bank London	6/8/2016	-	(26,762)	(26,762)
CNY	5,134,282	USD	787,225	JPMorgan Chase Bank, N.A.	9/9/2016	-	(9,611)	(9,611)
CNY	2,160,510	USD	329,849	HSBC Bank USA	9/21/2016	-	(2,739)	(2,739)
CNY	54,427,040	USD	8,347,706	UBS AG	9/21/2016	-	(107,239)	(107,239)
CNY	2,831,400	USD	429,000	BNP Paribas SA	10/20/2016	-	(666)	(666)
CNY	9,077,472	USD	1,385,556	Citibank, N.A.	10/20/2016	-	(12,318)	(12,318)
CNY	766,064	USD	116,000	HSBC Bank USA	10/20/2016	-	(110)	(110)
CNY	36,554,046	USD	5,549,002	Standard Chartered Bank London	10/20/2016	-	(19,111)	(19,111)
CNY	4,106,459	USD	622,379	HSBC Bank USA	1/6/2017	-	(2,537)	(2,537)
CNY	11,600,100	USD	1,750,298	Bank of America, N.A.	1/13/2017	304	-	304
CNY	11,650,006	USD	1,759,288	HSBC Bank USA	1/13/2017	-	(1,155)	(1,155)
EUR	57,833,000	USD	65,917,639	Goldman Sachs Bank USA	8/12/2016	-	(1,413,006)	(1,413,006)
EUR	404,000	USD	461,552	UBS AG	8/12/2016	-	(10,946)	(10,946)
GBP	1,811,000	USD	2,611,110	Standard Chartered Bank	8/12/2016	13,094	-	13,094
IDR	1,501,672,000	USD	112,233	UBS AG	8/18/2016	-	(3,712)	(3,712)
INR	336,861,451	USD	4,982,052	Citibank, N.A.	8/18/2016	-	(40,888)	(40,888)
JPY	7,048,783,949	USD	65,288,644	HSBC Bank USA	8/12/2016	-	(1,485,817)	(1,485,817)
KRW	1,268,179,962	USD	1,094,202	Goldman Sachs Bank USA	8/18/2016	-	(31,525)	(31,525)
MXN	55,785,730	USD	3,080,218	JPMorgan Chase Bank, N.A.	8/25/2016	-	(84,471)	(84,471)
SEK	6,860,000	USD	844,436	JPMorgan Chase Bank, N.A.	8/12/2016	-	(19,676)	(19,676)
USD	10,612,512	AUD	13,880,639	HSBC Bank USA	6/2/2016	580,278	-	580,278
USD	2,334,467	AUD	3,233,000	JPMorgan Chase Bank, N.A.	6/2/2016	-	(2,184)	(2,184)
USD	11,772,773	AUD	16,384,639	Standard Chartered Bank	7/5/2016	-	(54,973)	(54,973)
USD	4,836,274	BRL	17,056,007	BNP Paribas SA	6/2/2016	116,326	-	116,326
USD	5,180,500	BRL	18,624,416	Deutsche Bank AG London	6/2/2016	26,522	-	26,522
USD	435,065	BRL	1,568,410	JPMorgan Chase Bank, N.A.	6/2/2016	1,035	-	1,035
USD	403,945	BRL	1,444,710	JPMorgan Chase Bank, N.A.	6/22/2016	6,449	-	6,449
USD	12,597,657	CAD	15,854,000	Bank of America, N.A.	6/2/2016	507,878	-	507,878
USD	12,091,334	CAD	15,854,000	JPMorgan Chase Bank, N.A.	7/5/2016	1,780	-	1,780

USD	348,186	CHF	344,000	Goldman Sachs Bank USA	8/12/2016	961	-	961
USD	4,486,112	CNY	29,344,429	Standard Chartered Bank London	6/8/2016	30,891	-	30,891
USD	4,915,000	CNY	32,359,443	Standard Chartered Bank London	8/19/2016	11,201	-	11,201
USD	754,822	CNY	4,940,008	UBS AG	8/19/2016	6,206	-	6,206
USD	386,000	CNY	2,567,286	Barclays Capital	9/9/2016	-	(2,829)	(2,829)
USD	193,000	CNY	1,283,740	Citibank, N.A.	9/9/2016	-	(1,429)	(1,429)
USD	193,000	CNY	1,283,257	HSBC Bank USA	9/9/2016	-	(1,356)	(1,356)
USD	490,741	CNY	3,243,800	Bank of America, N.A.	9/21/2016	-	(383)	(383)
USD	2,451,300	CNY	16,201,869	BNP Paribas SA	9/21/2016	-	(1,726)	(1,726)
USD	4,581,610	CNY	30,284,441	JPMorgan Chase Bank, N.A.	9/21/2016	-	(3,573)	(3,573)
USD	1,037,434	CNY	6,857,440	UBS AG	9/21/2016	-	(809)	(809)
USD	545,000	CNY	3,593,458	BNP Paribas SA	10/20/2016	1,382	-	1,382
USD	1,388,836	CNY	9,081,600	Citibank, N.A.	10/20/2016	14,973	-	14,973
USD	5,552,433	CNY	36,546,115	Standard Chartered Bank London	10/20/2016	23,744	-	23,744
USD	597,347	CNY	4,106,459	Standard Chartered Bank London	1/6/2017	-	(22,496)	(22,496)
USD	650,000	CNY	4,487,275	Bank of America, N.A.	1/13/2017	-	(27,187)	(27,187)
USD	2,711,000	CNY	18,762,831	BNP Paribas SA	1/13/2017	-	(120,548)	(120,548)
USD	2,898,490	DKK	19,193,800	Bank of America, N.A.	7/1/2016	24,309	-	24,309
USD	8,655,827	DKK	57,474,690	UBS AG	7/1/2016	49,262	-	49,262
USD	825,120	DKK	5,495,000	HSBC Bank USA	8/12/2016	978	-	978
USD	11,667,060	DKK	76,035,000	JPMorgan Chase Bank, N.A.	8/12/2016	263,294	-	263,294
USD	2,890,472	DKK	18,924,680	JPMorgan Chase Bank, N.A.	10/3/2016	45,919	-	45,919
USD	2,779,052	DKK	18,290,000	UBS AG	4/3/2017	5,492	-	5,492
USD	1,347,886	EUR	1,179,000	Bank of America, N.A.	8/12/2016	32,876	-	32,876
USD	1,135,167	EUR	1,009,000	Citibank, N.A.	8/12/2016	9,768	-	9,768
USD	21,325,702	JPY	2,310,000,000	Bank of America, N.A.	6/13/2016	458,900	-	458,900
USD	7,407,092	JPY	800,000,000	JPMorgan Chase Bank, N.A.	7/11/2016	172,840	-	172,840
USD	1,166,103	NZD	1,681,000	Goldman Sachs Bank USA	6/2/2016	28,738	-	28,738
USD	8,828,261	SGD	12,154,072	Citibank, N.A.	8/18/2016	14,118	-	14,118
USD	4,542,562	TWD	147,133,595	Bank of America, N.A.	8/18/2016	23,881	-	23,881
						$2,563,488	($3,544,217)	($980,729)

High Yield Fund

The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The following table summarizes the contracts held at May 31, 2016.

					Contractual			Net unrealized
					settlement	Unrealized	Unrealized	appreciation/
Contract to buy		Contract to sell		Counterparty	date	appreciation	depreciation	(depreciation)
EUR	2,251,914	USD	2,581,932	Citibank, N.A.	8/12/2016	-	($70,236)	($70,236)
EUR	4,405,059	USD	4,985,132	UBS AG London	8/12/2016	-	(71,904)	(71,904)
USD	2,596,814	EUR	2,263,906	UBS AG London	8/12/2016	$71,742	-	71,742
USD	5,900,979	GBP	4,069,388	UBS AG London	8/12/2016	4,290	-	4,290
						$76,032	($142,140)	($66,108)

Investment Quality Bond Fund

The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies, and as a substitute for securities purchased. The following table summarizes the contracts held at May 31, 2016.

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
BRL	630,000	USD	177,901	Morgan Stanley and Company International PLC	7/5/2016	-	($5,187)	($5,187)
CNY	2,180,000	USD	347,743	JPMorgan Chase Bank, N.A.	7/28/2016	-	(17,188)	(17,188)
EUR	3,000	USD	3,369	Credit Agricole CIB	6/15/2016	-	(29)	(29)
EUR	279,000	USD	310,988	Bank of America, N.A.	6/30/2016	-	(255)	(255)
EUR	260,000	USD	297,860	Bank of America, N.A.	3/15/2017	-	(5,310)	(5,310)
EUR	255,000	USD	283,050	Citibank, N.A.	3/15/2017	$3,875	-	3,875
EUR	165,000	USD	189,192	UBS AG	3/15/2017	-	(3,535)	(3,535)
GBP	194,000	USD	279,577	BNP Paribas SA	6/15/2016	1,425	-	1,425
IDR	14,960,000,000	USD	1,104,467	Goldman Sachs International	9/21/2016	-	(30,252)	(30,252)
MXN	3,308,000	USD	189,122	Royal Bank of Canada	6/15/2016	-	(10,142)	(10,142)
MXN	678,000	USD	38,705	State Street Bank and Trust Company	6/15/2016	-	(2,021)	(2,021)
PEN	653,000	USD	192,455	State Street Bank and Trust Company	6/15/2016	646	-	646
RON	3,375,000	USD	862,466	JPMorgan Chase Bank, N.A.	6/15/2016	-	(31,094)	(31,094)
THB	11,906,000	USD	336,518	Bank of America, N.A.	6/15/2016	-	(3,318)	(3,318)
THB	19,426,000	USD	548,835	Morgan Stanley and Company International PLC	6/15/2016	-	(5,182)	(5,182)
ZAR	2,812,000	USD	186,047	BNP Paribas SA	6/15/2016	-	(7,591)	(7,591)
USD	489,263	BRL	1,850,000	Goldman Sachs International	7/5/2016	-	(17,913)	(17,913)
USD	1,841,296	BRL	6,945,000	Morgan Stanley and Company International PLC	8/17/2016	-	(37,768)	(37,768)
USD	265,554	CNY	1,750,000	Deutsche Bank AG London	7/28/2016	200	-	200
USD	65,399	CNY	430,000	Goldman Sachs International	7/28/2016	198	-	198
USD	409,693	EUR	360,000	JPMorgan Chase Bank, N.A.	6/15/2016	8,965	-	8,965
USD	4,290,347	EUR	3,845,000	HSBC Bank USA	6/30/2016	8,024	-	8,024
USD	731,048	EUR	680,000	Bank of America, N.A.	3/15/2017	-	(34,084)	(34,084)
USD	275,852	GBP	194,000	Westpac Banking Corporation	6/15/2016	-	(5,149)	(5,149)
USD	1,923,155	GBP	1,314,000	HSBC Bank USA	6/30/2016	19,642	-	19,642
USD	273,993	IDR	3,740,000,000	Deutsche Bank AG London	9/21/2016	5,439	-	5,439
USD	551,013	IDR	7,480,000,000	HSBC Bank USA	9/21/2016	13,906	-	13,906
USD	274,395	IDR	3,740,000,000	Standard Chartered Bank	9/21/2016	5,841	-	5,841
USD	3,835,113	JPY	430,422,000	Morgan Stanley and Company International PLC	8/15/2016	-	(61,276)	(61,276)
USD	220,451	MXN	3,986,000	Standard Chartered Bank	6/15/2016	4,788	-	4,788
USD	1,899,370	MXN	33,480,000	Bank of America, N.A.	7/20/2016	94,730	-	94,730
USD	131,166	PEN	456,000	JPMorgan Chase Bank, N.A.	6/15/2016	-	(3,679)	(3,679)
USD	4,350	PEN	15,000	State Street Bank and Trust Company	6/15/2016	-	(85)	(85)
USD	52,254	PEN	182,000	Credit Agricole CIB	6/15/2016	-	(1,566)	(1,566)
USD	842,255	RON	3,375,000	JPMorgan Chase Bank, N.A.	6/15/2016	10,884	-	10,884
USD	877,156	THB	31,332,000	Standard Chartered Bank	6/15/2016	303	-	303
USD	1,041,036	UYU	34,765,000	HSBC Bank USA	6/30/2016	-	(81,864)	(81,864)
USD	170,724	ZAR	2,812,000	Goldman Sachs International	6/15/2016	-	(7,731)	(7,731)
						$178,866	($372,219)	($193,353)

Real Return Bond Fund

The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies, and to maintain diversity and liquidity of the fund. The following table summarizes the contracts held at May 31, 2016.

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
COP	587,073,031	USD	193,767	Citibank, N.A.	6/3/2016	-	($3,875)	($3,875)
EUR	1,688,000	USD	1,892,628	BNP Paribas SA	6/2/2016	-	(14,474)	(14,474)
EUR	2,567,000	USD	2,929,392	Citibank, N.A.	6/2/2016	-	(73,218)	(73,218)
EUR	29,634,000	USD	33,021,166	Goldman Sachs Bank USA	6/2/2016	-	(48,888)	(48,888)
GBP	2,755,000	USD	4,033,156	JPMorgan Chase Bank, N.A.	6/2/2016	-	(42,953)	(42,953)
GBP	1,795,000	USD	2,588,602	UBS AG	6/2/2016	$11,186	-	11,186
JPY	342,631,585	USD	3,105,479	Morgan Stanley Bank, N.A.	6/2/2016	-	(11,321)	(11,321)
USD	1,022,347	AUD	1,398,000	Citibank, N.A.	8/12/2016	14,504	-	14,504
USD	364,990	AUD	511,000	HSBC Bank USA	8/12/2016	-	(3,399)	(3,399)
USD	9,535,485	CNY	62,405,934	UBS AG	8/19/2016	78,396	-	78,396
USD	1,726,496	CNY	11,285,240	JPMorgan Chase Bank, N.A.	10/24/2016	19,460	-	19,460
USD	27,000	CNY	186,368	Bank of America, N.A.	1/6/2017	-	(1,131)	(1,131)
USD	1,654,000	CNY	11,448,988	Deutsche Bank AG London	1/6/2017	-	(74,147)	(74,147)
USD	1,361,026	CNY	9,356,375	Standard Chartered Bank London	1/6/2017	-	(51,255)	(51,255)
USD	333,273	COP	1,124,128,696	Goldman Sachs Bank USA	6/3/2016	-	(30,334)	(30,334)
USD	1,175,708	DKK	7,676,000	HSBC Bank USA	1/3/2017	17,079	-	17,079
USD	495,095	DKK	3,270,100	Bank of America, N.A.	4/3/2017	-	(795)	(795)
USD	35,763,943	EUR	31,304,000	Bank of America, N.A.	6/2/2016	933,537	-	933,537
USD	2,137,607	EUR	1,911,000	JPMorgan Chase Bank, N.A.	6/2/2016	11,332	-	11,332
USD	33,058,920	EUR	29,634,000	Goldman Sachs Bank USA	7/5/2016	48,414	-	48,414
USD	10,018,530	GBP	6,871,000	Bank of America, N.A.	6/2/2016	66,919	-	66,919
USD	7,681	HUF	2,089,510	UBS AG	8/10/2016	272	-	272
USD	2,937,654	JPY	325,631,585	Citibank, N.A.	6/2/2016	-	(2,984)	(2,984)
USD	156,184	JPY	17,000,000	JPMorgan Chase Bank, N.A.	6/2/2016	2,664	-	2,664
USD	3,109,064	JPY	342,631,585	Morgan Stanley Bank, N.A.	7/5/2016	11,258	-	11,258
USD	103,218	MXN	1,924,000	Citibank, N.A.	8/25/2016	-	(102)	(102)
USD	2,458,145	MXN	44,519,393	JPMorgan Chase Bank, N.A.	8/25/2016	67,412	-	67,412
USD	3,115,024	NZD	4,586,000	Goldman Sachs Bank USA	8/12/2016	23,259	-	23,259
						$1,305,692	($358,876)	$946,816

Total Return Fund

The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies, and to maintain diversity and liquidity of the fund. The following table summarizes the contracts held at May 31, 2016.

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
BRL	20,600,000	USD	5,710,009	Citibank, N.A.	7/5/2016	-	($62,537)	($62,537)
BRL	296,710	USD	86,190	JPMorgan Chase Bank, N.A.	1/3/2018	-	(14,649)	(14,649)
CAD	6,248,120	USD	4,765,172	JPMorgan Chase Bank, N.A.	6/2/2016	-	(546)	(546)
CNY	23,502,076	USD	3,580,996	Standard Chartered Bank London	8/19/2016	-	(19,456)	(19,456)
CNY	23,034,503	USD	3,531,545	JPMorgan Chase Bank, N.A.	9/14/2016	-	(43,341)	(43,341)
CNY	35,562,381	USD	5,223,616	Standard Chartered Bank London	9/14/2016	$161,733	-	161,733
CNY	15,413,332	USD	2,266,000	Deutsche Bank AG London	9/26/2016	67,309	-	67,309
CNY	16,128,240	USD	2,360,000	UBS AG	9/26/2016	81,533	-	81,533
CNY	45,894,195	USD	6,751,059	JPMorgan Chase Bank, N.A.	9/30/2016	195,733	-	195,733
CNY	9,483,864	USD	1,395,712	BNP Paribas SA	10/11/2016	39,370	-	39,370
CNY	114,257,955	USD	16,739,822	Goldman Sachs Bank USA	10/11/2016	549,499	-	549,499
CNY	10,799,397	USD	1,616,071	Standard Chartered Bank London	10/11/2016	18,075	-	18,075
CNY	464,803	USD	68,073	BNP Paribas SA	12/5/2016	2,151	-	2,151
CNY	36,466,000	USD	5,355,323	Deutsche Bank AG London	12/5/2016	154,073	-	154,073
CNY	31,554,730	USD	4,617,315	BNP Paribas SA	12/7/2016	149,795	-	149,795
EUR	1,143,000	USD	1,543,679	Bank of America, N.A.	6/13/2016	-	(271,461)	(271,461)
EUR	4,162,000	USD	5,625,359	Deutsche Bank AG London	6/13/2016	-	(992,838)	(992,838)
EUR	2,231,000	USD	2,509,968	Citibank, N.A.	8/12/2016	-	(21,599)	(21,599)
EUR	6,951,000	USD	7,864,359	JPMorgan Chase Bank, N.A.	8/12/2016	-	(111,490)	(111,490)
GBP	6,573,000	USD	9,636,018	Bank of America, N.A.	6/2/2016	-	(116,016)	(116,016)
GBP	748,000	USD	1,078,613	BNP Paribas SA	6/2/2016	4,753	-	4,753
GBP	969,000	USD	1,405,724	Citibank, N.A.	6/2/2016	-	(2,273)	(2,273)

GBP	14,568,000	USD	21,244,224	JPMorgan Chase Bank, N.A.	6/2/2016	-	(144,666)	(144,666)
JPY	152,500,000	USD	1,404,272	Barclays Bank PLC Wholesale	8/12/2016	-	(23,902)	(23,902)
JPY	976,200,000	USD	8,951,624	Citibank, N.A.	8/12/2016	-	(115,444)	(115,444)
JPY	1,358,900,000	USD	12,427,114	Goldman Sachs Bank USA	8/12/2016	-	(126,884)	(126,884)
JPY	372,300,000	USD	3,432,278	JPMorgan Chase Bank, N.A.	8/12/2016	-	(62,365)	(62,365)
MXN	155,508,000	USD	8,363,028	Citibank, N.A.	8/25/2016	-	(12,101)	(12,101)
MXN	4,104,000	USD	223,737	JPMorgan Chase Bank, N.A.	8/25/2016	-	(3,348)	(3,348)
USD	567,483	AUD	776,000	Citibank, N.A.	8/12/2016	8,051	-	8,051
USD	985,074	AUD	1,367,000	Goldman Sachs Bank USA	8/12/2016	-	(420)	(420)
USD	6,019,295	AUD	8,373,000	JPMorgan Chase Bank, N.A.	8/12/2016	-	(16,949)	(16,949)
USD	5,506,549	BRL	20,600,000	JPMorgan Chase Bank, N.A.	7/5/2016	-	(140,923)	(140,923)
USD	86,783	BRL	296,710	BNP Paribas SA	1/3/2018	15,242	-	15,242
USD	4,824,933	CAD	6,072,120	Bank of America, N.A.	6/2/2016	194,519	-	194,519
USD	137,026	CAD	176,000	Citibank, N.A.	6/2/2016	2,814	-	2,814
USD	4,765,239	CAD	6,248,120	JPMorgan Chase Bank, N.A.	7/5/2016	701	-	701
USD	5,054,316	CNY	33,531,936	BNP Paribas SA	9/14/2016	-	(23,555)	(23,555)
USD	3,811,000	CNY	25,064,947	UBS AG	9/14/2016	15,318	-	15,318
USD	4,650,092	CNY	31,541,572	Goldman Sachs Bank USA	9/26/2016	-	(124,750)	(124,750)
USD	6,995,000	CNY	45,894,195	JPMorgan Chase Bank, N.A.	9/30/2016	48,208	-	48,208
USD	4,711,557	CNY	32,019,533	BNP Paribas SA	10/11/2016	-	(133,585)	(133,585)
USD	6,157,000	CNY	40,409,199	HSBC Bank USA	10/11/2016	42,349	-	42,349
USD	13,065,905	CNY	86,027,894	JPMorgan Chase Bank, N.A.	10/11/2016	48,310	-	48,310
USD	5,551,000	CNY	36,930,803	Morgan Stanley Bank, N.A.	12/5/2016	-	(28,619)	(28,619)
USD	4,749,000	CNY	31,554,730	HSBC Bank USA	12/7/2016	-	(18,110)	(18,110)
USD	15,750,068	DKK	103,626,000	UBS AG	4/3/2017	35,852	-	35,852
USD	39,571,936	EUR	28,934,000	Bank of America, N.A.	6/13/2016	7,366,894	-	7,366,894
USD	14,138,359	EUR	10,326,000	Deutsche Bank AG London	6/13/2016	2,644,987	-	2,644,987
USD	8,992,038	EUR	6,531,000	Bank of America, N.A.	6/27/2016	1,719,005	-	1,719,005
USD	9,937,486	EUR	7,227,000	Barclays Bank PLC Wholesale	6/27/2016	1,889,376	-	1,889,376
USD	16,013,624	EUR	14,017,000	Goldman Sachs Bank USA	8/12/2016	379,618	-	379,618
USD	33,328,998	GBP	22,858,000	Bank of America, N.A.	6/2/2016	222,621	-	222,621
USD	9,637,885	GBP	6,573,000	Bank of America, N.A.	7/5/2016	115,582	-	115,582
USD	65,940,308	JPY	7,119,139,828	HSBC Bank USA	8/12/2016	1,500,644	-	1,500,644
USD	8,661,211	JPY	953,400,000	JPMorgan Chase Bank, N.A.	8/12/2016	31,407	-	31,407
USD	4,171,000	KRW	4,957,066,660	Societe Generale	6/20/2016	13,179	-	13,179
USD	2,426,000	KRW	2,890,021,020	Societe Generale	6/23/2016	2,079	-	2,079
USD	827,000	KRW	982,972,200	JPMorgan Chase Bank, N.A.	6/24/2016	2,575	-	2,575
USD	305,000	KRW	361,303,000	HSBC Bank USA	6/27/2016	1,989	-	1,989
USD	2,988,000	KRW	3,534,138,750	JPMorgan Chase Bank, N.A.	6/27/2016	24,058	-	24,058
USD	65,000	KRW	76,934,000	Societe Generale	6/27/2016	478	-	478
USD	5,756,000	KRW	6,850,095,200	Goldman Sachs Bank USA	8/18/2016	15,932	-	15,932
USD	22,421,221	KRW	26,168,927,708	Societe Generale	8/18/2016	492,851	-	492,851
USD	2,698,661	KRW	3,153,115,600	Standard Chartered Bank London	8/18/2016	56,494	-	56,494
USD	3,897,418	MXN	71,716,000	Citibank, N.A.	8/25/2016	46,201	-	46,201
USD	18,603,835	MXN	336,933,491	JPMorgan Chase Bank, N.A.	8/25/2016	510,187	-	510,187
USD	3,343,000	MXN	61,277,190	Royal Bank of Scotland PLC	8/25/2016	52,357	-	52,357
USD	1,806,000	MYR	7,469,616	Barclays Capital	8/10/2016	4,798	-	4,798
USD	7,312,645	MYR	29,786,288	UBS AG	8/10/2016	130,064	-	130,064
USD	22,317,216	SGD	30,372,000	Citibank, N.A.	8/18/2016	291,417	-	291,417
USD	3,083,000	SGD	4,258,579	Morgan Stanley Bank, N.A.	8/18/2016	-	(5,325)	(5,325)
USD	207,723	THB	7,317,037	Citibank, N.A.	8/18/2016	3,159	-	3,159
USD	4,422,000	TWD	144,927,955	JPMorgan Chase Bank, N.A.	6/23/2016	-	(23,847)	(23,847)
USD	3,298,000	TWD	107,993,010	Goldman Sachs Bank USA	6/24/2016	-	(14,885)	(14,885)
USD	214,158	TWD	6,983,685	Barclays Capital	8/18/2016	-	(321)	(321)
						$19,353,340	($2,676,205)	$16,677,135

Currency abbreviations
AUD	Australian Dollar	KRW	Korean Won
BRL	Brazilian Real	MXN	Mexican Peso
CAD	Canadian Dollar	MYR	Malaysian Ringgit
CHF	Swiss Franc	NZD	New Zealand Dollar
CNY	Chinese Yuan Renminbi	PEN	Peruvian New Sol
COP	Colombian Peso	RON	Romanian Leu
DKK	Danish Krone	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	Pound Sterling	THB	Thai Baht
HUF	Hungarian Forint	TWD	New Taiwan Dollar
IDR	Indonesian Rupiah	USD	U.S. Dollar
INR	Indian Rupee	UYU	Uruguayan Peso
JPY	Japanese Yen	ZAR	South African Rand

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase a fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease a fund’s exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When a fund purchases an option, the premium paid by the fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. When a fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written. The following table details how the funds used purchased options during the period ended May 31, 2016.

Fund	Reason for purchasing options
Global Bond Fund	To manage duration of the fund, manage against anticipated interest rate changes and currency exchange rates, maintain diversity and liquidity of the fund and gain exposure to foreign currencies
Investment Quality Bond Fund	To manage against currency exchange rates and gain exposure to foreign currencies
Real Return Bond Fund	To manage duration of the fund, manage against anticipated interest rate changes and maintain diversity and liquidity of the fund
Total Return Fund	To maintain diversity and liquidity of the fund

The following tables summarize the funds’ written options activities during the period ended May 31, 2016. In addition, the tables detail how the funds used written option contracts held during the period ended May 31, 2016.

	Number of
	Contracts/Notional Amount	Premiums Received
Capital Appreciation Value Fund
Outstanding, beginning of period	10,405	$2,331,987
Options written	32,660	8,505,462
Option closed	(1,925)	(466,106)
Options exercised	(2,839)	(725,550)
Options expired	(5,767)	(1,178,058)
Outstanding, end of period	32,534	$8,467,735

Global Bond Fund
Outstanding, beginning of period	79,550,000	$975,470
Options written	1,072,098,642	1,830,204
Option closed	(82,070,000)	(637,309)
Options exercised	(35,050,032)	(248,042)
Options expired	(194,575,548)	(1,555,300)
Outstanding, end of period	839,953,062	$365,023

Health Sciences Fund
Outstanding, beginning of period	157	$117,528
Options written	430	261,117
Option closed	(136)	(55,910)
Options exercised	(40)	(24,709)
Options expired	(223)	(157,470)
Outstanding, end of period	188	$140,556

Real Return Bond Fund
Outstanding, beginning of period	199,022,000	$1,593,972
Options written	531,831,831	3,636,905
Option closed	(194,400,120)	(1,222,758)
Options exercised	(137,612,239)	(636,206)
Options expired	(78,430,350)	(512,091)
Outstanding, end of period	320,411,122	$2,859,822

Total Return Fund
Outstanding, beginning of period	1,060,700,814	$6,347,644
Options written	1,187,009,231	10,448,203
Option closed	(299,300,128)	(1,289,502)
Options exercised	(133,002,082)	(1,748,155)
Options expired	(1,366,607,378)	(9,807,347)
Outstanding, end of period	448,800,457	$3,950,843

Options on Securities

Capital Appreciation Value Fund

The fund used written options to manage against anticipated changes in securities markets.

Counterparty	Name of issuer	Exercise price	Expiration date	Number of contracts	Premium	Value
Calls (OTC)
Deutsche Bank Securities, Inc.	Allergan PLC	$270.00	Jan 2017	183	$147,132	($192,153)
Deutsche Bank Securities, Inc.	Alphabet, Inc.	900.00	Jan 2017	52	105,336	(43,840)
Deutsche Bank Securities, Inc.	Alphabet, Inc.	800.00	Jan 2017	17	55,554	(57,375)
Deutsche Bank Securities, Inc.	Alphabet, Inc.	800.00	Jan 2017	28	67,276	(77,280)
Deutsche Bank Securities, Inc.	Alphabet, Inc.	820.00	Jan 2017	28	51,699	(58,876)
Deutsche Bank Securities, Inc.	Alphabet, Inc.	840.00	Jan 2017	28	39,483	(43,691)
Morgan Stanley Company, Inc.	Alphabet, Inc.	795.00	Jan 2017	35	92,619	(92,619)
Citigroup Global Markets, Inc.	Altria Group, Inc.	68.00	Jan 2017	420	42,563	(58,590)
Citigroup Global Markets, Inc.	Altria Group, Inc.	65.00	Jan 2017	420	65,843	(100,172)
Citigroup Global Markets, Inc.	Altria Group, Inc.	68.00	Jan 2017	421	45,384	(58,729)
Citigroup Global Markets, Inc.	Altria Group, Inc.	65.00	Jan 2017	421	73,338	(100,411)
Citigroup Global Markets, Inc.	American Tower Corp.	110.00	Jan 2017	200	66,167	(86,023)
Citigroup Global Markets, Inc.	American Tower Corp.	115.00	Jan 2017	291	71,710	(71,858)
Citigroup Global Markets, Inc.	American Tower Corp.	105.00	Jan 2017	103	31,621	(68,558)
Citigroup Global Markets, Inc.	Apple, Inc.	140.00	Jan 2017	310	127,190	(11,008)
Citigroup Global Markets, Inc.	Apple, Inc.	130.00	Jan 2017	310	197,960	(23,095)

Citigroup Global Markets, Inc.	Apple, Inc.	135.00	Jan 2017	310	160,780	(15,655)
Citigroup Global Markets, Inc.	Apple, Inc.	115.00	Jan 2017	411	99,963	(99,963)
Citigroup Global Markets, Inc.	Apple, Inc.	135.00	Jan 2017	106	63,282	(5,353)
Citigroup Global Markets, Inc.	Apple, Inc.	130.00	Jan 2017	106	77,062	(7,897)
Citigroup Global Markets, Inc.	Apple, Inc.	140.00	Jan 2017	106	51,622	(3,763)
Deutsche Bank Securities, Inc.	AutoZone, Inc.	840.00	Jan 2017	27	46,794	(46,794)
Citigroup Global Markets, Inc.	Comcast Corp., Class A	63.00	Jan 2017	1,632	551,016	(722,160)
Citigroup Global Markets, Inc.	Comcast Corp., Class A	65.00	Jan 2017	2,234	504,146	(692,540)
Citigroup Global Markets, Inc.	CVS Health Corp.	115.00	Jan 2017	250	63,180	(11,125)
JPMorgan Clearing Corp.	CVS Health Corp.	105.00	Jan 2017	230	97,308	(48,761)
JPMorgan Clearing Corp.	CVS Health Corp.	100.00	Jan 2017	230	139,182	(91,425)
JPMorgan Clearing Corp.	CVS Health Corp.	110.00	Jan 2017	579	117,812	(60,215)
Citigroup Global Markets, Inc.	Danaher Corp.	93.00	Jan 2017	544	237,140	(507,007)
Citigroup Global Markets, Inc.	Danaher Corp.	95.00	Jan 2017	544	183,406	(414,072)
Deutsche Bank Securities, Inc.	Danaher Corp.	105.00	Jan 2017	246	36,112	(65,831)
Deutsche Bank Securities, Inc.	Danaher Corp.	110.00	Jan 2017	176	54,912	(24,675)
Deutsche Bank Securities, Inc.	Danaher Corp.	105.00	Jan 2017	175	82,600	(46,831)
Deutsche Bank Securities, Inc.	Danaher Corp.	115.00	Jan 2017	175	33,250	(12,308)
Deutsche Bank Securities, Inc.	Danaher Corp.	100.00	Jan 2017	246	71,578	(118,080)
Citigroup Global Markets, Inc.	Lowe’s Companies, Inc.	83.00	Jan 2017	142	23,579	(58,930)
Citigroup Global Markets, Inc.	Lowe’s Companies, Inc.	80.00	Jan 2017	142	31,829	(76,325)
Citigroup Global Markets, Inc.	Lowe’s Companies, Inc.	85.00	Jan 2017	674	118,153	(207,256)
Citigroup Global Markets, Inc.	Lowe’s Companies, Inc.	90.00	Jan 2017	128	18,296	(18,296)
Citigroup Global Markets, Inc.	Lowe’s Companies, Inc.	88.00	Jan 2017	128	26,583	(26,583)
Citigroup Global Markets, Inc.	LyondellBasell Industries NV	88.00	Jan 2017	41	17,327	(18,051)
Citigroup Global Markets, Inc.	LyondellBasell Industries NV	90.00	Jan 2017	40	13,520	(14,145)
Citigroup Global Markets, Inc.	LyondellBasell Industries NV	93.00	Jan 2017	40	10,780	(11,205)
Deutsche Bank Securities, Inc.	Microsoft Corp.	65.00	Jan 2017	1,814	197,175	(56,437)
Deutsche Bank Securities, Inc.	Microsoft Corp.	63.00	Jan 2017	906	140,430	(60,744)
Deutsche Bank Securities, Inc.	Microsoft Corp.	63.00	Jan 2017	936	198,432	(62,756)
Deutsche Bank Securities, Inc.	Microsoft Corp.	65.00	Jan 2017	936	145,080	(29,121)
Deutsche Bank Securities, Inc.	Microsoft Corp.	58.00	Jan 2017	985	139,870	(139,870)
Citigroup Global Markets, Inc.	PepsiCo, Inc.	105.00	Jan 2017	231	51,975	(55,787)
Citigroup Global Markets, Inc.	PepsiCo, Inc.	100.00	Jan 2017	231	88,242	(110,302)
Citigroup Global Markets, Inc.	PepsiCo, Inc.	110.00	Jan 2017	231	29,429	(22,870)
JPMorgan Clearing Corp.	Pfizer, Inc.	35.00	Jan 2017	2,151	203,870	(355,991)

RBC Capital Markets	Pfizer, Inc.	36.00	Jan 2017	893	103,079	(103,079)
Deutsche Bank Securities, Inc.	Philip Morris International, Inc.	98.00	Jan 2017	784	117,283	(377,365)
Deutsche Bank Securities, Inc.	Philip Morris International, Inc.	95.00	Jan 2017	784	176,629	(486,081)
Deutsche Bank Securities, Inc.	Philip Morris International, Inc.	93.00	Jan 2017	420	121,799	(342,194)
Citigroup Global Markets, Inc.	Texas Instruments, Inc.	60.00	Jan 2017	363	75,686	(158,812)
Citigroup Global Markets, Inc.	Texas Instruments, Inc.	55.00	Jan 2017	363	125,500	(274,407)
Deutsche Bank Securities, Inc.	The Bank of New York Mellon Corp.	47.00	Jan 2017	1,151	278,542	(115,549)
Deutsche Bank Securities, Inc.	The Bank of New York Mellon Corp.	45.00	Jan 2017	1,674	424,807	(278,724)
Deutsche Bank Securities, Inc.	The Boeing Company	170.00	Jan 2017	109	50,380	(1,536)
Deutsche Bank Securities, Inc.	The Boeing Company	160.00	Jan 2017	111	83,838	(4,834)
Deutsche Bank Securities, Inc.	The Boeing Company	165.00	Jan 2017	163	96,042	(4,011)
Deutsche Bank Securities, Inc.	The Boeing Company	160.00	Jan 2017	53	38,807	(2,308)
Deutsche Bank Securities, Inc.	The Boeing Company	170.00	Jan 2017	54	24,111	(761)
Citigroup Global Markets, Inc.	Thermo Fisher Scientific, Inc.	170.00	Jan 2017	135	32,670	(32,670)
Citigroup Global Markets, Inc.	Thermo Fisher Scientific, Inc.	165.00	Jan 2017	138	53,406	(60,207)
Deutsche Bank Securities, Inc.	Thermo Fisher Scientific, Inc.	170.00	Jan 2017	396	97,697	(114,517)
Deutsche Bank Securities, Inc.	Thermo Fisher Scientific, Inc.	160.00	Jan 2017	122	52,582	(75,647)
Deutsche Bank Securities, Inc.	Thermo Fisher Scientific, Inc.	165.00	Jan 2017	193	59,370	(84,203)
Deutsche Bank Securities, Inc.	Thermo Fisher Scientific, Inc.	155.00	Jan 2017	71	36,160	(61,060)
Deutsche Bank Securities, Inc.	UnitedHealth Group, Inc.	140.00	Jan 2017	452	145,919	(266,680)
Deutsche Bank Securities, Inc.	UnitedHealth Group, Inc.	145.00	Jan 2017	291	77,136	(120,798)
Deutsche Bank Securities, Inc.	UnitedHealth Group, Inc.	140.00	Jan 2017	88	32,956	(51,920)
Deutsche Bank Securities, Inc.	UnitedHealth Group, Inc.	145.00	Jan 2017	89	26,033	(36,945)
Citigroup Global Markets, Inc.	Visa, Inc.	90.00	Jan 2017	347	55,605	(49,451)
Citigroup Global Markets, Inc.	Visa, Inc.	85.00	Jan 2017	347	104,731	(98,375)
Citigroup Global Markets, Inc.	Visa, Inc.	88.00	Jan 2017	552	116,554	(113,149)
Morgan Stanley Company, Inc.	Zoetis, Inc.	55.00	Jan 2017	417	72,358	(54,231)
Calls (Exchange-Traded)
	Apple, Inc.	140.00	Jan 2017	208	101,710	(7,384)
	Apple, Inc.	135.00	Jan 2017	208	125,422	(10,504)
	Apple, Inc.	130.00	Jan 2017	208	154,333	(15,496)
					$8,467,735	($8,866,300)

Health Sciences Fund

The fund used written options to manage against changes in securities markets, as a substitute for securities purchased and to maintain diversity and liquidity of the fund.

			Expiration	Number of
Calls (Exchange-Traded)	Name of issuer	Exercise price	date	contracts	Premium	Value
	ACADIA Pharmaceuticals, Inc.	$29.00	Jun 2016	24	$9,566	($16,320)
	ACADIA Pharmaceuticals, Inc.	30.00	Jun 2016	37	16,189	(21,645)
	Allergan, PLC	270.00	Jan 2017	17	25,452	(17,850)
	Incyte Corp.	75.00	Jun 2016	27	22,868	(27,405)
	Neurocrine Biosciences, Inc.	55.00	Nov 2016	26	14,278	(14,278)
	Regeneron Pharmaceuticals, Inc.	420.00	Aug 2016	8	25,929	(14,080)
	Spark Therapeutics, Inc.	50.00	Sep 2016	25	13,522	(27,125)
	Spark Therapeutics, Inc.	60.00	Sep 2016	5	2,515	(3,000)
	WellCare Health Plans, Inc.	95.00	Jun 2016	19	10,237	(13,870)
					$140,556	($155,573)

Options on Exchange-Traded Futures Contracts

Global Bond Fund

The fund used written options to manage against anticipated interest rate changes, manage duration of the fund, and maintain diversity and liquidity of the fund.

Name of issuer	Exercise price	Expiration date		Number of contracts	Premium	Value
Puts
10-Year U.S. Treasury Note	127.00	Jun 2016	USD	62	$23,766	($2,906)
					$23,766	($2,906)

Real Return Bond Fund

The fund used written options to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies, manage against anticipated interest rate changes, manage duration of the fund, and maintain diversity and liquidity of the fund.

Name of issuer	Exercise price	Expiration date		Number of contracts	Premium	Value
Calls
10-Year U.S. Treasury Note	131.00	Jun 2016	USD	81	$23,938	($17,719)
Euro BUND	165.50	Jun 2016	USD	26	10,164	(2,314)
					$34,102	($20,033)
Puts
3-Month Pound Sterling	98.00	Dec 2016	USD	581	$13,251	($1)
3-Month Pound Sterling	98.00	Jun 2017	USD	292	5,083	(2,643)
10-Year U.S. Treasury Note	128.00	Jun 2016	USD	81	22,672	(11,391)
Euro BUND	158.50	Jun 2016	USD	61	38,966	(2,715)
					$79,972	($16,750)

Total Return Fund

The fund used written options to manage against anticipated interest rate changes, manage duration of the fund, and maintain diversity and liquidity of the fund.

Name of issuer	Exercise price	Expiration date		Number of contracts	Premium	Value
Calls
10-Year U.S. Treasury Note	131.00	Jun 2016	USD	322	$105,481	($70,438)
10-Year U.S. Treasury Note	130.00	Jun 2016	USD	135	44,134	(44,134)
					$149,615	($114,572)

Foreign Currency Options

Global Bond Fund

The fund used written options to manage against anticipated changes in currency exchange rates and gain exposure to foreign currencies.

			Expiration
Description	Counterparty	Exercise rate	date		Notional amount	Premium	Value
Calls
Australian Dollar versus U.S. Dollar	Bank of America N.A.	0.80	Jul 2016	AUD	400,000	$2,813	($43)
Australian Dollar versus U.S. Dollar	Citibank N.A.	0.80	Jul 2016	AUD	800,000	5,684	(79)
Australian Dollar versus U.S. Dollar	Deutsche Bank AG	0.80	Jul 2016	AUD	1,200,000	9,080	(154)
Australian Dollar versus U.S. Dollar	Bank of America N.A.	0.80	Aug 2016	AUD	1,400,000	10,762	(208)
Australian Dollar versus U.S. Dollar	Bank of America N.A.	0.78	Aug 2016	AUD	1,600,000	11,873	(772)
Swiss Franc versus Swedish Krona	JPMorgan Chase Bank	8.60	Jul 2016	CHF	2,350,000	19,851	(11,585)
Swiss Franc versus Swedish Krona	Bank of America N.A.	8.60	Jul 2016	CHF	2,733,000	21,124	(13,261)
U.S. Dollar versus Brazilian Real	Credit Suisse International	6.30	Jan 2018	USD	1,000,000	53,250	(20,000)
U.S. Dollar versus Japanese Yen	JPMorgan Chase Bank	114.00	Aug 2016	USD	2,800,000	20,244	(24,212)
					14,283,000	$154,681	($70,314)
Puts
Australian Dollar versus U.S. Dollar	Bank of America N.A.	0.73	Jul 2016	AUD	400,000	$3,106	($7,185)
Australian Dollar versus U.S. Dollar	Citibank N.A.	0.73	Jul 2016	AUD	800,000	6,050	(14,797)
Australian Dollar versus U.S. Dollar	Deutsche Bank AG	0.73	Jul 2016	AUD	1,200,000	8,412	(19,518)
Australian Dollar versus U.S. Dollar	Bank of America N.A.	0.73	Aug 2016	AUD	1,400,000	9,964	(23,159)
Australian Dollar versus U.S. Dollar	Bank of America N.A.	0.72	Aug 2016	AUD	1,600,000	11,873	(18,775)
Australian Dollar versus U.S. Dollar	Citibank N.A.	0.74	Jul 2016	AUD	2,870,000	21,314	(65,612)
U.S. Dollar versus Japanese Yen	JPMorgan Chase Bank	106.50	Aug 2016	USD	2,800,000	26,768	(25,665)
U.S. Dollar versus Korean Won	UBS AG	1,145.00	Jan 2017	USD	1,700,000	38,063	(29,932)
U.S. Dollar versus Korean Won	Nomura Global Financial Products, Inc.	1,145.00	Jan 2017	USD	1,200,000	30,540	(21,500)
					13,970,000	$156,090	($226,143)

Real Return Bond Fund

The fund used written options to manage against anticipated changes in currency exchange rates and gain exposure to foreign currencies.

			Expiration
Description	Counterparty	Exercise rate	date		Notional amount	Premium	Value
Calls
Euro versus U.S. Dollar	BNP Paribas SA	1.14	Jul 2016	EUR	4,520,000	$16,093	($16,093)
U.S. Dollar versus Mexican Peso	JPMorgan Chase Bank	19.00	Aug 2016	USD	4,080,000	46,051	(58,144)
					8,600,000	$62,144	($74,237)
Puts
U.S. Dollar versus Japanese Yen	Credit Suisse International	104.80	Jul 2016	USD	2,840,000	$12,056	($4,828)
U.S. Dollar versus Japanese Yen	Deutsche Bank AG	104.80	Jul 2016	USD	2,070,000	15,525	(3,519)
					4,910,000	$27,581	($8,347)

Total Return Fund

The fund used written options to manage against anticipated changes in currency exchange rates, maintain diversity and liquidity of the fund and to gain exposure to foreign currencies.

			Expiration
Description	Counterparty	Exercise rate	date		Notional amount	Premium	Value
Calls
Australian Dollar versus U.S. Dollar	Deutsche Bank AG	0.55	Jun 2016	AUD	7,700,000	$29,937	($6)
Australian Dollar versus U.S. Dollar	BNP Paribas SA	0.54	Jun 2016	AUD	6,300,000	20,064	(332)
Australian Dollar versus U.S. Dollar	UBS AG	0.54	Jun 2016	AUD	4,300,000	14,734	(2,353)
Australian Dollar versus U.S. Dollar	Barclays Capital	0.54	Jun 2016	AUD	4,500,000	13,818	(5,363)
Australian Dollar versus U.S. Dollar	HSBC Bank USA	0.54	Jun 2016	AUD	1,200,000	5,205	(1,343)
Australian Dollar versus U.S. Dollar	Citibank N.A.	0.54	Jul 2016	AUD	7,000,000	38,020	(13,969)
Australian Dollar versus U.S. Dollar	Deutsche Bank AG	0.54	Jul 2016	AUD	9,300,000	63,316	(17,745)
Australian Dollar versus U.S. Dollar	Deutsche Bank AG	0.54	Jul 2016	AUD	7,000,000	30,811	(30,811)
U.S. Dollar versus Brazilian Real	Credit Suisse International	6.30	Jan 2018	USD	5,000,000	266,250	(100,000)
U.S. Dollar versus Mexican Peso	HSBC Bank USA	18.78	Jun 2016	USD	10,000,000	62,500	(27,520)
U.S. Dollar versus Mexican Peso	JPMorgan Chase Bank	18.40	Jun 2016	USD	4,900,000	61,373	(51,244)
U.S. Dollar versus Mexican Peso	Morgan Stanley Bank	19.00	Jun 2016	USD	4,000,000	22,560	(11,576)
U.S. Dollar versus Mexican Peso	Morgan Stanley Bank	18.85	Jun 2016	USD	12,700,000	95,250	(61,087)
U.S. Dollar versus Mexican Peso	HSBC Bank USA	19.00	Jun 2016	USD	3,300,000	22,935	(18,338)
U.S. Dollar versus South Korean Won	HSBC Bank USA	1,190.00	Jun 2016	USD	7,500,000	50,531	(78,938)
					94,700,000	$797,304	($420,625)
Puts
Australian Dollar versus U.S. Dollar	UBS AG	0.52	Jun 2016	AUD	7,700,000	$32,617	($18,549)
Australian Dollar versus U.S. Dollar	JPMorgan Chase Bank	0.52	Jun 2016	AUD	6,300,000	25,908	(19,406)
U.S. Dollar versus Japanese Yen	Citibank N.A.	80.00	Feb 2019	USD	300,000	16,755	(4,425)
U.S. Dollar versus Mexican Peso	JPMorgan Chase Bank	17.50	Jun 2016	USD	8,600,000	51,935	(740)
U.S. Dollar versus Mexican Peso	JPMorgan Chase Bank	17.80	Jun 2016	USD	9,800,000	61,818	(9,104)
U.S. Dollar versus Mexican Peso	JPMorgan Chase Bank	17.95	Jun 2016	USD	6,000,000	28,002	(15,492)
U.S. Dollar versus South Korean Won	JPMorgan Chase Bank	1,149.50	Jun 2016	USD	10,100,000	62,620	(7,434)
U.S. Dollar versus South Korean Won	HSBC Bank USA	1,145.00	Jun 2016	USD	7,500,000	50,531	(4,950)
U.S. Dollar versus South Korean Won	Standard Chartered Bank	1,135.00	Jun 2016	USD	13,400,000	78,604	(5,226)
U.S. Dollar versus South Korean Won	Societe Generale	1,133.00	Jul 2016	USD	6,700,000	43,014	(7,799)
U.S. Dollar versus South Korean Won	Societe Generale	1,159.00	Jul 2016	USD	6,500,000	39,975	(39,975)
					82,900,000	$491,779	($133,100)

Interest Rate Swaptions

An interest rate swaption is an option to enter into an interest rate swap.

Global Bond Fund

The fund used interest rate swaptions to manage against anticipated interest rate changes, manage duration of the fund, and maintain diversity and liquidity of the fund.

			Pay/receive		Expiration		Notional
Description	Counterparty	Floating rate index	floating rate	Exercise rate	date		amount	Premium	Value
Puts
2-Year Interest Rate Swap	JPMorgan Chase Bank	6-Month JPY LIBOR	Receive	0.00%	Mar 2017	JPY	810,000,000	$8,556	($4,433)
							810,000,000	$8,556	($4,433)

Real Return Bond Fund

The fund used interest rate swaptions to manage duration of the portfolio, manage against anticipated interest rate changes, and maintain diversity and liquidity of the fund.

			Pay/receive		Expiration		Notional
Description	Counterparty	Floating rate index	floating rate	Exercise rate	date		amount	Premium	Value
Calls
3-Year Interest Rate Swap	Credit Suisse International	3-Month USD LIBOR	Receive	1.50%	Jun 2016	USD	54,600,000	$98,280	($43,227)
5-Year Interest Rate Swap	Credit Suisse International	3-Month USD LIBOR	Receive	2.40%	Dec 2016	USD	11,600,000	92,220	(196,394)
5-Year Interest Rate Swap	Goldman Sachs & Company	3-Month USD LIBOR	Receive	1.85%	Jul 2016	USD	11,000,000	34,787	(13,998)
5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	2.00%	Jul 2016	USD	13,200,000	39,600	(41,667)
							90,400,000	$264,887	($295,286)
Puts
5-Year Interest Rate Swap	Barclays Bank PLC	6-Month GBP LIBOR	Receive	2.19%	Aug 2016	GBP	5,300,000	$29,712	($25,993)
5-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	2.50%	Oct 2018	USD	28,000,000	394,240	(301,535)
5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	2.50%	Jul 2016	USD	5,200,000	22,750	(3,413)
5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	2.25%	Oct 2018	USD	17,700,000	351,182	(252,193)
5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	2.25%	Nov 2018	USD	5,600,000	120,316	(83,117)
5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	2.25%	Dec 2018	USD	5,600,000	126,180	(85,597)
5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	2.30%	Mar 2019	USD	12,800,000	256,638	(211,789)
							80,200,000	$1,301,018	($963,637)

Total Return Fund

The fund used interest rate swaptions to manage against anticipated interest rate changes, manage duration of the fund, and to gain exposure to treasuries markets.

			Pay/receive		Expiration		Notional
Description	Counterparty	Floating rate index	floating rate	Exercise rate	date		amount	Premium	Value
Calls
2-Year Interest Rate Swap	JPMorgan Chase Bank	3-Month USD LIBOR	Receive	1.10%	Jan 2018	USD	21,300,000	$110,760	($101,224)
2-Year Interest Rate Swap	JPMorgan Chase Bank	3-Month USD LIBOR	Receive	1.60%	Jan 2018	USD	21,300,000	192,765	(198,891)
3-Year Interest Rate Swap	Bank of America, N.A.	3-Month USD LIBOR	Receive	1.45%	Jun 2016	USD	52,800,000	95,040	(31,860)
10-Year Interest Rate Swap	BNP Paribas SA	6-Month Euro LIBOR	Receive	0.40%	Jun 2016	EUR	3,900,000	13,851	(709)
10-Year Interest Rate Swap	Citibank N.A.	6-Month Euro LIBOR	Receive	0.45%	Jun 2016	EUR	6,900,000	23,376	(5,312)
10-Year Interest Rate Swap	Goldman Sachs Bank USA	6-Month Euro LIBOR	Receive	0.45%	Jun 2016	EUR	1,500,000	5,748	(1,155)
							107,700,000	$441,540	($339,151)
Puts
3-Year Interest Rate Swap	Bank of America, N.A.	3-Month USD LIBOR	Receive	2.05%	Jun 2016	USD	52,800,000	$66,000	($3,891)
5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	2.80%	Aug 2018	USD	46,000,000	1,026,443	(302,169)
5-Year Interest Rate Swap	Goldman Sachs Bank USA	3-Month USD LIBOR	Receive	2.80%	Aug 2018	USD	31,200,000	726,600	(204,950)
10-Year Interest Rate Swap	BNP Paribas SA	6-Month Euro LIBOR	Receive	0.90%	Jun 2016	EUR	3,900,000	17,314	(7)
10-Year Interest Rate Swap	Citibank N.A	6-Month Euro LIBOR	Receive	0.95%	Jun 2016	EUR	6,900,000	27,783	(6)
10-Year Interest Rate Swap	Goldman Sachs Bank USA	6-Month Euro LIBOR	Receive	0.95%	Jun 2016	EUR	1,500,000	5,415	(1)
							142,300,000	$1,869,555	($511,024)

Credit Default Swaptions

A credit default swaption is an option to enter into a credit default swap.

Real Return Bond Fund

The fund used credit default swaptions to take a long position in the exposure of the benchmark credit.

			Buy/sell		Expiration		Notional
Description	Counterparty	Index	protection	Exercise rate	date		amount	Premium	Value
Calls
5-Year Credit Default Swap	Barclays Bank PLC	ITRAXX.O	Sell	0.60%	Jun 2016	EUR	4,900,000	$7,438	($109)
							4,900,000	$7,438	($109)

Inflation Floors (OTC)

Inflation floors are instruments where in return for a premium, one party agrees to make payments to the other to the extent that inflation falls below a specified rate (based on the Consumer Price Index or other designated measure), or “floor.”

Global Bond Fund

The fund used inflation floors to manage against anticipated interest rate changes, manage duration of the fund, and as a substitute for securities purchased.

		Initial				Notional
Description	Counterparty	index	Exercise index	Expiration date		amount	Premium	Value
			Maximum of ((1+0.0%)[10] – (Index
Floor - OTC CPURNSA Index	Citibank N.A.	217.965	Final/Index Initial)) or $0	Sep 2020	USD	1,700,000	$21,930	($362)
						1,700,000	$21,930	($362)

Real Return Bond Fund

The fund used inflation floors to manage against anticipated interest rate changes, manage duration of the fund, and as a substitute for securities purchased.

		Initial				Notional
Description	Counterparty	index	Exercise index	Expiration date		amount	Premium	Value
Floor- OTC CPURNSA Index	Citibank N.A.	216.687	Maximum of ((1+0.0%)[10] – (Index Final/Index Initial)) or $0	Apr 2020	USD	23,900,000	$213,520	($3,609)
Floor- OTC YOY CPURNSA Index	Deutsche Bank AG	233.546	Maximum of (0.0% - (Final Index/Initial Index - 1)) or 0	Jan 2018	USD	900,000	8,730	(2,278)
Floor- OTC YOY CPURNSA Index	JPMorgan Chase Bank	238.643	Maximum of (0.0% - (Final Index/Initial Index - 1)) or 0	Oct 2020	USD	3,000,000	55,371	(35,300)
			Maximum of (0.0% - (Final Index/Initial Index - 1)) or 0
Floor- OTC YOY CPURNSA Index	JPMorgan Chase Bank	238.812		Mar 2020	USD	5,900,000	66,670	(57,258)
						33,700,000	$344,291	($98,445)

Total Return Fund

The fund used inflation floors to manage against anticipated interest rate changes, manage duration of the fund, and as a substitute for securities purchased.

		Initial				Notional
Description	Counterparty	index	Exercise index	Expiration date		amount	Premium	Value
Floor- OTC CPURNSA Index	Citibank N.A.	215.95	Maximum of ((1+0.0%)[10] – (Index Final/Index Initial)) or $0	Mar 2020	USD	4,500,000	$38,060	($571)
Floor- OTC CPURNSA Index	Deutsche Bank AG	215.95	Maximum of ((1+0.0%)[10] – (Index Final/Index Initial)) or $0	Mar 2020	USD	1,600,000	12,000	(203)
Floor- OTC CPURNSA Index	Citibank N.A.	216.69	Maximum of ((1+0.0%)[10] – (Index Final/Index Initial)) or $0	Apr 2020	USD	11,000,000	98,100	(1,661)
Floor- OTC CPURNSA Index	Citibank N.A.	217.97	Maximum of ((1+0.0%)[10] – (Index Final/Index Initial)) or $0	Sep 2020	USD	4,100,000	52,890	(874)
						21,200,000	$201,050	($3,309)

Inflation Caps (OTC)

Inflation caps are instruments where in return for a premium, one party agrees to make payments to the other to the extent that interest rate exceeds a specified rate (based on the Consumer Price Index or other designated measure), or “cap.”

Real Return Bond Fund

The fund used inflation floors to manage duration of the fund, manage against anticipated interest rate changes and as a substitute for securities purchased.

				Expiration		Notional
Description	Counterparty	Initial index	Exercise index	date		amount	Premium	Value
Cap- OTC CPURNSA Index	Deutsche Bank AG	236.119	Maximum of ((Final Index/Initial Index -1) -3.000%) or 0	Jun 2016	USD	1,400,000	$1,173	-
Cap- OTC CPURNSA Index	JPMorgan Chase Bank	233.9	Maximum of ((Final Index/Initial Index -1) -4.000%) or 0	Apr 2024	USD	5,700,000	41,468	($2,242)
Cap- OTC CPURNSA Index	JPMorgan Chase Bank	234.8	Maximum of ((Final Index/Initial Index -1) -4.000%) or 0	May 2024	USD	500,000	3,475	(206)
Cap- Eurostat Eurozone HICP Ex Tob	Goldman Sachs Capital Markets, L.P.	117.2	Maximum of ((Final Index/Initial Index -1) -3.000%) or 0	Jun 2035	EUR	1,700,000	77,340	(13,806)
						9,300,000	$123,456	($16,254)

Interest Rate Floors (OTC)

Interest rate floors are instruments where in return for a premium, one party agrees to make payments to the other to the extent that interest rate falls below a specified rate (based on the 3-Month LIBOR or other designated measure), or “floor.”

Real Return Bond Fund

The fund used interest rate floors to manage against anticipated interest rate changes, manage duration of the fund, and as a substitute for securities purchased.

Description	Counterparty	Strike rate	Exercise index	Expiration date		Notional amount	Premium	Value
Floor - 3-Month LIBOR	Nomura Global Financial Products, Inc.	0.9425%	3-Month LIBOR	Dec 2019	USD	88,400,000	$614,933	($485,192)
						88,400,000	$614,933	($485,192)

Swaps. Swap agreements are agreements between a fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by a fund are amortized/accreted for financial reporting purposes. A termination payment by the counterparty or a fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by a fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. A fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between a fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. A fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

The following tables summarize the interest rate swap contracts held at May 31, 2016. In addition, the tables detail how the funds used interest rate swap contracts during the period ended May 31, 2016.

Global Bond Fund

The fund used interest rate swaps to manage against anticipated interest rate changes, manage duration of the fund and as a substitute for securities purchased.

			USD	Payments	Payments		Unamortized	Unrealized
Exchanged	Notional		notional	made by	received	Maturity	upfront payment	appreciation	Market
Cleared Swaps	amount	Currency	amount	fund	by fund	date	paid (received)	(depreciation)	value
	84,000,000	MXN	$6,356,894	MXN-TIIE-Banxico	Fixed 4.300%	Sep 2016	($4,463)	$5,840	$1,377
	67,400,000	MXN	4,049,325	MXN-TIIE-Banxico	Fixed 4.340%	Sep 2017	7,342	(29,749)	(22,407)
	51,700,000	MXN	3,109,962	MXN-TIIE-Banxico	Fixed 4.195%	Oct 2017	(1,127)	(22,183)	(23,310)
	109,100,000	MXN	6,604,996	MXN-TIIE-Banxico	Fixed 4.260%	Oct 2017	-	(47,744)	(47,744)
	2,090,000,000	JPY	17,390,738	JPY-LIBOR-BBA	Fixed 0.150%	Mar 2018	10,281	87,669	97,950
	28,900,000	USD	28,900,000	USD-LIBOR-BBA	Fixed 1.250%	Jun 2018	117,110	19	117,129
	16,900,000	GBP	26,373,283	Fixed 1.750%	GBP-LIBOR-BBA	Sep 2018	14,694	(437,808)	(423,114)
	8,400,000	GBP	12,075,420	Fixed 1.000%	GBP-LIBOR-BBA	Sep 2018	(18,764)	(9,657)	(28,421)
	1,900,000	USD	1,900,000	Fixed 2.000%	USD-LIBOR-BBA	Dec 2020	7,681	(80,735)	(73,054)
	27,800,000	USD	27,800,000	Fixed 2.000%	USD-LIBOR-BBA	Jun 2021	(1,063,605)	194,330	(869,275)
	33,900,000	MXN	1,962,129	Fixed 5.610%	MXN-TIIE-Banxico	Jul 2021	(24,603)	27,873	3,270
	3,290,000,000	JPY	27,495,717	Fixed 0.500%	JPY-LIBOR-BBA	Sep 2021	(282,461)	(669,454)	(951,915)
	29,400,000	GBP	42,082,195	GBP-LIBOR-BBA	Fixed 1.250%	Sep 2021	94,903	118,158	213,061
	7,500,000	USD	7,500,000	Fixed 2.300%	USD-LIBOR-BBA	Jan 2023	(28,189)	(419,717)	(447,906)
	19,500,000	USD	19,500,000	Fixed 2.000%	USD-LIBOR-BBA	Jun 2023	(527,002)	(94,395)	(621,397)
	96,100,000	USD	96,100,000	Fixed 2.000%	USD-LIBOR-BBA	Jun 2023	(2,986,788)	(194,631)	(3,181,419)
	550,000,000	JPY	4,450,738	JPY-LIBOR-BBA	Fixed 0.750%	Dec 2024	80,874	234,441	315,315
	3,300,000	SEK	400,926	SEK-STIBOR-SIDE	Fixed 1.085%	Jan 2025	-	6,318	6,318
	2,800,000	SEK	340,179	SEK-STIBOR-SIDE	Fixed 1.080%	Jan 2025	-	5,213	5,213
	7,400,000	AUD	5,376,840	Fixed 3.500%	AUD-BBR-BBSW	Dec 2025	(182,362)	(352,048)	(534,410)

3,550,000,000	JPY	31,284,759	USD-LIBOR-BBA	Fixed 0.300%	Mar 2026	584,970	101,806	686,776
35,200,000	USD	35,200,000	Fixed 2.250%	USD-LIBOR-BBA	Jun 2026	(1,063,968)	(654,148)	(1,718,116)
17,600,000	USD	17,600,000	Fixed 2.250%	USD-LIBOR-BBA	Jun 2026	(726,375)	(173,425)	(899,800)
16,000,000	CAD	11,949,557	Fixed 2.200%	CAD-BA-CDOR	Jun 2026	(816,975)	84,967	(732,008)
100,000	AUD	71,875	Fixed 3.250%	AUD-BBR-BBSW	Jun 2026	(781)	(4,576)	(5,357)
16,100,000	EUR	18,048,553	EUR-EURIBOR-Reuters	Fixed 0.750%	Sep 2026	179,864	110,830	290,694
1,500,000	GBP	2,188,500	Fixed 1.500%	GBP-LIBOR-BBA	Sep 2026	(3,120)	9,339	6,219
1,020,000,000	JPY	9,659,642	JPY-LIBOR-BBA	Fixed 1.500%	Jun 2033	306,063	1,554,965	1,861,028
				EUR-EURIBOR-
1,700,000	EUR	1,919,555	Fixed 2.307%	Reuters	Oct 2044	(214,890)	(53,103)	(267,993)
380,000,000	JPY	3,342,736	Fixed 1.500%	JPY-LIBOR-BBA	Dec 2045	(724,710)	(231,438)	(956,148)
1,600,000	USD	1,600,000	USD-LIBOR-BBA	Fixed 2.500%	Jun 2046	98,016	15,545	113,561
				EUR-EURIBOR-
2,950,000	EUR	3,317,126	Fixed 1.250%	Reuters	Mar 2047	(132,717)	45,010	(87,707)
650,000	GBP	941,688	Fixed 1.750%	GBP-LIBOR-BBA	Mar 2047	(15,859)	4,768	(11,091)
		$476,893,333				($7,316,961)	($867,720)	($8,184,681)

Investment Quality Bond Fund

The fund used interest rate swaps to manage against anticipated interest rate changes.

			USD	Payments	Payments		Unamortized	Unrealized
	Notional		notional	made by	received	Maturity	upfront payment	appreciation
Counterparty	amount	Currency	amount	fund	by fund	date	paid (received)	(depreciation)	Market value
JPMorgan Chase Bank, N.A.	2,480,000	USD	$2,480,000	Fixed 4.318%	3 month LIBOR	Dec 2028	-	($756,327)	($756,327)
JPMorgan Chase Bank, N.A.	925,000	USD	925,000	Fixed 3.425%	3 month LIBOR	Jul 2039	-	(247,992)	(247,992)
Exchanged Cleared Swaps
	20,889,000	USD	20,889,000	Fixed 1.634%	USD-LIBOR-BBA	Jun 2026	-	143,225	143,225
			$24,294,000				-	($861,094)	($861,094)

Real Return Bond Fund

The fund used interest rate swaps to manage against anticipated interest rate changes, manage duration of the fund, maintain diversity and liquidity of the fund, and as a substitute for securities purchased.

							Unamortized
Exchanged			USD				upfront	Unrealized
Cleared	Notional		notional	Payments made by	Payments received		payment	appreciation
Swaps	amount	Currency	amount	fund	by fund	Maturity date	paid (received)	(depreciation)	Market value
	4,700,000	USD	$4,700,000	Fixed 0.996%	USD-LIBOR-BBA	Apr 2018	-	$7,193	$7,193
	19,300,000	CAD	14,717,657	CAD-BA-CDOR	Fixed 0.900%	Apr 2018	$6,047	(22,239)	(16,192)
	22,600,000	MXN	1,224,484	MXN-TIIE-Banxico	Fixed 5.780%	Oct 2022	(12,220)	4,822	(7,398)
	70,000,000	JPY	678,774	Fixed 1.000%	JPY-LIBOR-BBA	Sep 2023	(7,669)	(40,240)	(47,909)
	1,100,000	USD	1,100,000	Fixed 2.233%	USD-LIBOR-BBA	Sep 2025	-	(57,071)	(57,071)
	1,800,000	USD	1,800,000	Fixed 2.225%	USD-LIBOR-BBA	Sep 2025	-	(92,173)	(92,173)
	9,800,000	USD	9,800,000	Fixed 3.000%	USD-LIBOR-BBA	Sep 2025	(29,155)	(402,957)	(432,112)
	5,000,000	USD	5,000,000	Fixed 2.350%	USD-LIBOR-BBA	Oct 2025	(29,815)	(278,526)	(308,341)
	48,000,000	USD	48,000,000	Fixed 2.800%	USD-LIBOR-BBA	Oct 2025	(264,969)	(1,374,917)	(1,639,886)
	38,600,000	USD	38,600,000	Fixed 2.500%	USD-LIBOR-BBA	Feb 2026	(123,520)	(589,078)	(712,598)
	3,000,000	USD	3,000,000	Fixed 2.250%	USD-LIBOR-BBA	Feb 2026	(139,119)	(7,311)	(146,430)
	45,450,000	USD	45,450,000	Fixed 2.400%	USD-LIBOR-BBA	Mar 2026	(331,408)	(284,322)	(615,729)
	7,000,000	USD	7,000,000	Fixed 2.300%	USD-LIBOR-BBA	Apr 2026	(29,094)	(30,000)	(59,094)
	7,900,000	USD	7,900,000	Fixed 2.300%	USD-LIBOR-BBA	Apr 2026	(30,810)	(35,163)	(65,973)
	22,500,000	USD	22,500,000	Fixed 2.250%	USD-LIBOR-BBA	Jun 2026	(677,910)	(472,403)	(1,150,313)
	40,000	GBP	57,768	Fixed 1.500%	GBP-LIBOR-BBA	Sep 2026	280	(114)	166
	39,900,000	MXN	2,161,811	MXN-TIIE-Banxico	Fixed 6.710%	Sep 2029	77,706	(57,301)	20,405
	315,000,000	JPY	3,619,697	Fixed 1.500%	JPY-LIBOR-BBA	Dec 2045	(753,912)	(39,185)	(793,097)
	7,920,000	GBP	11,606,067	Fixed 1.750%	GBP-LIBOR-BBA	Mar 2047	(135,530)	392	(135,138)
	2,980,000	GBP	4,316,082	GBP-LIBOR-BBA	Fixed 1.750%	Mar 2047	13,270	37,577	50,847
			$233,232,340				(2,467,827)	($3,733,016)	($6,200,843)

Total Return Fund

The fund used interest rate swaps to manage against anticipated interest rate changes and as a substitute for securities purchased.

							Unamortized
			USD				upfront	Unrealized
	Notional		notional	Payments made by	Payments received	Maturity	payment	appreciation
Counterparty	amount	Currency	amount	fund	by fund	date	paid (received)	(depreciation)	Market value
Bank of America N.A.	2,400,000	MXN	$163,021	MXN-TIIE-Banxico	Fixed 6.920%	Nov 2029	-	$3,943	$3,943
Credit Suisse International	28,400,000	MXN	2,100,864	MXN-TIIE-Banxico	Fixed 6.330%	Nov 2019	-	18,351	18,351
Goldman Sachs	7,800,000	MXN	606,575	MXN-TIIE-Banxico	Fixed 5.750%	Jun 2023	($14,160)	8,215	(5,945)
Exchange Cleared Swaps
					USD-Federal Funds-
					H.15-OIS-
	7,300,000	USD	7,300,000	Fixed 0.500%	COMPOUND	Jun 2016	(446)	(583)	(1,029)
	2,310,100,000	MXN	127,086,382	MXN-TIIE-Banxico	Fixed 4.060%	Aug 2016	(20,114)	(26,552)	(46,666)
	139,900,000	MXN	7,696,370	MXN-TIIE-Banxico	Fixed 4.388%	Jul 2017	(5,948)	(25,581)	(31,529)
	58,500,000	GBP	85,687,920	Fixed 1.500%	GBP-LIBOR-BBA	Dec 2017	(491,141)	(736,808)	(1,227,949)
	13,100,000	GBP	18,871,866	Fixed 1.000%	GBP-LIBOR-BBA	Jun 2018	(80,009)	19,139	(60,870)
	39,900,000	GBP	57,479,958	Fixed 1.000%	GBP-LIBOR-BBA	Sep 2018	(213,488)	78,487	(135,001)
	22,700,000	GBP	32,701,630	Fixed 1.250%	GBP-LIBOR-BBA	Sep 2018	(282,264)	42,314	(239,950)
	7,400,000	GBP	10,660,443	Fixed 1.500%	GBP-LIBOR-BBA	Sep 2018	(144,959)	13,554	(131,405)
	56,000,000	MXN	3,745,613	MXN-TIIE-Banxico	Fixed 5.700%	Jan 2019	(63,961)	109,446	45,485
	26,400,000	MXN	1,761,233	MXN-TIIE-Banxico	Fixed 5.010%	Oct 2019	13,680	(26,585)	(12,905)
	44,400,000	MXN	3,146,537	MXN-TIIE-Banxico	Fixed 6.320%	Nov 2019	3,524	24,401	27,925
	39,800,000	USD	39,800,000	Fixed 2.000%	USD-LIBOR-BBA	Dec 2019	(1,094,276)	(316,621)	(1,410,897)
	356,700,000	MXN	19,623,268	MXN-TIIE-Banxico	Fixed 5.270%	Feb 2020	150,943	(196,181)	(45,238)
	97,900,000	MXN	5,385,809	MXN-TIIE-Banxico	Fixed 5.615%	Jun 2020	100,713	(59,564)	41,149
	160,700,000	MXN	8,840,648	MXN-TIIE-Banxico	Fixed 5.535%	Jun 2020	130,912	(94,491)	36,421
	44,000,000	MXN	2,420,588	MXN-TIIE-Banxico	Fixed 5.310%	Oct 2020	(8,426)	(9,824)	(18,250)
	200,000	USD	200,000	Fixed 2.000%	USD-LIBOR-BBA	Dec 2020	788	(8,579)	(7,791)
	113,600,000	MXN	6,249,519	MXN-TIIE-Banxico	Fixed 5.370%	Feb 2021	22,567	(77,359)	(54,792)
	57,700,000	MXN	3,126,228	Fixed 5.345%	MXN-TIIE-Banxico	Apr 2021	(37,573)	111	(37,462)
	5,600,000	USD	5,600,000	Fixed 2.000%	USD-LIBOR-BBA	Jun 2021	(210,960)	35,854	(175,106)
	66,000,000	USD	66,000,000	Fixed 2.000%	USD-LIBOR-BBA	Jun 2021	(2,548,725)	442,051	(2,106,674)
	45,500,000	MXN	3,383,843	MXN-TIIE-Banxico	Fixed 5.870%	Sep 2021	-	22,977	22,977
	28,600,000	MXN	1,573,382	MXN-TIIE-Banxico	Fixed 5.608%	Oct 2021	14,782	(22,213)	(7,431)
	824,100,000	MXN	54,680,641	MXN-TIIE-Banxico	Fixed 5.430%	Nov 2021	(547,198)	(80,919)	(628,117)
	99,700,000	USD	99,700,000	Fixed 2.250%	USD-LIBOR-BBA	Dec 2022	929,917	(6,758,915)	(5,828,998)
	262,300,000	MXN	14,430,007	MXN-TIIE-Banxico	Fixed 5.825%	Jan 2023	(185,941)	108,624	(77,317)
	26,300,000	USD	26,300,000	Fixed 2.350%	USD-LIBOR-BBA	Aug 2025	(1,570,244)	(167,856)	(1,738,100)
	7,200,000	CAD	5,395,683	Fixed 2.300%	CAD-BA-CDOR	Dec 2025	(160,666)	(266,708)	(427,374)
	10,200,000	USD	10,200,000	Fixed 2.500%	USD-LIBOR-BBA	Dec 2025	(283,907)	(579,755)	(863,662)
	34,600,000	USD	34,600,000	Fixed 2.250%	USD-LIBOR-BBA	Jun 2026	(149,676)	(1,619,249)	(1,768,925)
	12,600,000	USD	12,600,000	Fixed 2.250%	USD-LIBOR-BBA	Jun 2026	42,237	(657,244)	(615,007)
	1,200,000	MXN	82,334	MXN-TIIE-Banxico	Fixed 6.060%	Dec 2029	-	(3,727)	(3,727)
	146,400,000	USD	146,400,000	Fixed 2.750%	USD-LIBOR-BBA	Dec 2045	(7,129,401)	(13,430,287)	(20,559,688)
	13,200,000	USD	13,200,000	Fixed 2.500%	USD-LIBOR-BBA	Jun 2046	(688,217)	(354,749)	(1,042,966)
	7,100,000	USD	7,100,000	Fixed 2.500%	USD-LIBOR-BBA	Jun 2046	(538,982)	35,057	(503,925)
			$945,900,362				($15,060,619)	($24,557,826)	($39,618,445)

The following are abbreviations for the table above:

BBA	The British Bankers’ Association
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Rate
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
STIBOR	Stockholm Interbank Offered Rate
TIIE	Tasa de Interes Interbancaria de Equilibrio (Interbank Equilibrium Interest Rate)

Currency swaps. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

The following tables summarize the contracts held at May 31, 2016. In addition, the tables detail how the funds used currency swap contracts during the period ended May 31, 2016.

Global Bond Fund

The fund used currency swaps to manage against anticipated currency exchange rate changes, maintain diversity and liquidity of the fund, and as a substitute for securities purchased.

					Notional	Notional	Unamortized
					amount of	amount of	upfront	Unrealized
			Maturity		currency	currency	payment paid	appreciation	Market
Counterparty	Receive	Pay	date*		received	delivered	(received)	(depreciation)	value
Bank of America N.A.	Floating rate equal to 3 Month GBP-LIBOR less 0.150% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Mar 2019	GBP	7,000,000	$9,933,000	$4,197	$189,620	$193,817

Bank of America N.A.	Floating rate equal to 3 Month EUR-LIBOR less 0.500% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Sep 2021	EUR	9,200,000	9,972,800	24,375	197,805	222,180

Bank of America N.A.	Floating rate equal to 3 Month EUR-LIBOR less 0.500% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Sep 2026	EUR	1,800,000	1,951,200	56,250	(20,823)	35,427

BNP Paribas SA	Floating rate equal to 3 Month EUR-LIBOR less 0.500% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Sep 2021	EUR	8,600,000	9,322,400	268,749	(61,059)	207,690

Citibank N.A.	Floating rate equal to 3 Month GBP-LIBOR less 0.140% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Mar 2019	GBP	6,600,000	9,306,000	32,957	212,926	245,883

Citibank N.A.	Floating rate equal to 3 Month EUR-LIBOR less 0.500% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Sep 2021	EUR	8,000,000	8,672,000	97,199	95,997	193,196

Citibank N.A.	Floating rate equal to 3 Month EUR-LIBOR less 0.500% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Sep 2026	EUR	8,490,000	9,203,160	140,503	26,596	167,099

Deutsche Bank AG	Floating rate equal to 3 Month EUR-LIBOR less 0.200% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Sep 2021	EUR	8,700,000	9,430,800	208,651	1,454	210,105

Goldman Sachs Bank USA	Floating rate equal to 3 Month GBP-LIBOR less 0.120% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Mar 2019	GBP	8,500,000	12,325,000	(123,305)	104,909	(18,396)

Goldman Sachs Bank USA	Floating rate equal to 3 Month EUR-LIBOR less 0.430% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Sep 2026	EUR	900,000	975,600	34,515	(8,526)	25,989

UBS AG	Floating rate equal to 3 Month EUR-LIBOR less 0.433% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Sep 2026	EUR	1,800,000	1,951,200	69,029	(19,637)	49,392
						$83,043,160	$813,120	$719,262	$1,532,382

* At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. A fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, a fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

The following tables summarize the credit default swap contracts as a buyer of protection held as of May 31, 2016. In addition, the tables detail how the funds used credit default swap contracts as a buyer of protection during the period ended May 31, 2016.

Global Bond Fund

The fund used credit default swaps to manage against potential credit events.

							Unamortized upfront
				USD			payment	Unrealized
	Reference	Notional		notional	(Pay)/received	Maturity	paid	appreciation	Market
Counterparty	obligation	amount	Currency	amount	fixed rate	date	(received)	(depreciation)	value
Bank of America N.A.	Intuit, Inc.	2,000,000	USD	$2,000,000	(1.380)%	Mar 2017	-	($24,703)	($24,703)
Bank of America N.A.	Reynolds American, Inc.	200,000	USD	200,000	(1.000)%	Dec 2020	($5,435)	(790)	(6,225)
Bank of America N.A.	Veolia Environnement	100,000	EUR	112,945	(1.000)%	Dec 2020	(607)	(1,713)	(2,320)
Barclays Bank PLC	Altria Group, Inc.	300,000	USD	300,000	(1.000)%	Dec 2020	(9,637)	(1,124)	(10,761)
Barclays Bank PLC	Altria Group, Inc.	200,000	USD	200,000	(1.000)%	Dec 2020	(6,242)	(932)	(7,174)
BNP Paribas SA	UBS AG	500,000	USD	500,000	(1.000)%	Mar 2017	-	(1,684)	(1,684)
BNP Paribas SA	UBS AG	1,100,000	USD	1,100,000	(1.000)%	Mar 2017	1,759	(5,464)	(3,705)
BNP Paribas SA	BASF SE	100,000	EUR	110,060	(1.000)%	Dec 2020	(1,840)	(1,299)	(3,139)
BNP Paribas SA	Koninklijke DSM NV	200,000	EUR	219,230	(1.000)%	Dec 2020	(4,374)	(2,773)	(7,147)
BNP Paribas SA	Reynolds American, Inc.	500,000	USD	500,000	(1.000)%	Dec 2020	(13,949)	(1,615)	(15,564)
BNP Paribas SA	TeliaSonera AG	300,000	EUR	338,835	(1.000)%	Dec 2020	(2,432)	(6,305)	(8,737)
BNP Paribas SA	Veolia Environnement	100,000	EUR	112,945	(1.000)%	Dec 2020	(556)	(1,764)	(2,320)
						Mar
Citibank N.A.	UBS AG	1,000,000	USD	1,000,000	(1.000)%	2017	239	(3,607)	(3,368)
						Mar
Citibank N.A.	UBS AG	1,200,000	USD	1,200,000	(1.000)%	2017	768	(4,809)	(4,041)
						Dec
Citibank N.A.	Bayer AG	300,000	EUR	338,835	(1.000)%	2020	(5,983)	(1,148)	(7,131)
Citibank N.A.	British American Tobacco PLC	300,000	EUR	338,835	(1.000)%	Dec 2020	(6,295)	(2,036)	(8,331)
Citibank N.A.	Koninklijke DSM NV	200,000	EUR	218,730	(1.000)%	Dec 2020	(4,260)	(2,887)	(7,147)
Citibank N.A.	UnitedHealth Group, Inc.	200,000	USD	200,000	(1.000)%	Dec 2020	(5,877)	(574)	(6,451)
Credit Suisse International	Altria Group, Inc.	300,000	USD	300,000	(1.000)%	Dec 2020	(9,251)	(1,525)	(10,776)
Credit Suisse International	Reynolds American, Inc.	500,000	USD	500,000	(1.000)%	Dec 2020	(14,032)	(1,532)	(15,564)

Goldman Sachs International	BASF SE	300,000	EUR	334,690	(1.000)%	Dec 2020	(7,148)	(2,270)	(9,418)
Goldman Sachs International	British American Tobacco PLC	200,000	EUR	219,230	(1.000)%	Dec 2020	(4,577)	(984)	(5,561)
Goldman Sachs International	Koninklijke DSM NV	300,000	EUR	338,835	(1.000)%	Dec 2020	(6,217)	(4,521)	(10,738)
Goldman Sachs International	SABMiller PLC	200,000	USD	200,000	(1.000)%	Jan 2022	(5,301)	(2,438)	(7,739)
Goldman Sachs International	United Utilities PLC	200,000	EUR	225,890	(1.000)%	Dec 2020	(403)	(3,574)	(3,977)
Goldman Sachs International	Veolia Environnement	100,000	EUR	112,945	(1.000)%	Dec 2020	(455)	(1,882)	(2,337)
JPMorgan Chase Bank	Ally Financial, Inc.	1,000,000	USD	1,000,000	(5.000)%	Jun 2018	(63,469)	(12,904)	(76,373)
JPMorgan Chase Bank	Altria Group, Inc.	300,000	USD	300,000	(1.000)%	Dec 2020	(9,218)	(1,533)	(10,751)
JPMorgan Chase Bank	Bayer AG	200,000	EUR	218,730	(1.000)%	Dec 2020	(4,260)	(491)	(4,751)
JPMorgan Chase Bank	British American Tobacco PLC	200,000	EUR	218,730	(1.000)%	Dec 2020	(4,209)	(1,335)	(5,544)
JPMorgan Chase Bank	Fortum OYJ	100,000	EUR	112,945	(1.000)%	Dec 2020	(202)	(1,662)	(1,864)
JPMorgan Chase Bank	Pfizer, Inc.	600,000	USD	600,000	(1.000)%	Dec 2020	(21,235)	(807)	(22,042)
JPMorgan Chase Bank	Reynolds American, Inc.	100,000	USD	100,000	(1.000)%	Dec 2020	(2,808)	(301)	(3,109)
JPMorgan Chase Bank	UnitedHealth Group, Inc.	200,000	USD	200,000	(1.000)%	Dec 2020	(5,784)	(660)	(6,444)
Morgan Stanley Capital Services, Inc.	Pfizer, Inc.	200,000	USD	200,000	(1.000)%	Dec 2020	(7,160)	(178)	(7,338)
Morgan Stanley Capital Services, Inc.	Reynolds American, Inc.	100,000	USD	100,000	(1.000)%	Dec 2020	(2,672)	(437)	(3,109)
Morgan Stanley Capital Services, Inc.	UnitedHealth Group, Inc.	100,000	USD	100,000	(1.000)%	Dec 2020	(2,893)	(332)	(3,225)
Exchange Cleared Swaps
	iTraxx Europe Senior Financials Series 25 Version 1	32,000,000	EUR	35,969,250	(1.000)%	Jun 2021	(22,016)	(225,945)	(247,961)
	iTraxx Europe Series 25 Version 1	19,600,000	EUR	22,148,065	(1.000)%	Jun 2021	(295,989)	(41,734)	(337,723)
				$72,489,725			($554,020)	($372,272)	($926,292)

Investment Quality Bond Fund

The fund used credit default swaps to manage against potential credit events and to gain exposure to a security or a credit index.

							Unamortized
							upfront
				USD			payment	Unrealized
		Notional		notional	(Pay)/received	Maturity	paid	appreciation	Market
Counterparty	Reference obligation	amount	Currency	amount	fixed rate	date	(received)	(depreciation)	value
Chase Bank, N.A.	Marathon Oil Corp.	50,000	USD	$50,000	(1.000)%	Jun 2020	$10,807	($6,066)	$4,741
Goldman Sachs International	CDX-EMS25V1-5Y	8,133,000	USD	8,133,000	(1.000)%	Jun 2021	663,248	60,590	723,838
Goldman Sachs International	CDX-EMS25V1-5Y	6,139,000	USD	6,139,000	(1.000)%	Jun 2021	542,840	3,531	546,371
Goldman Sachs International	Federative Republic of Brazil	740,000	USD	740,000	(1.000)%	Jun 2021	84,067	958	85,025
Exchange Cleared Swaps
	CDX-NAHYS26V1-5Y	6,144,000	USD	6,144,000	(5.000)%	Jun 2021	(118,670)	(112,040)	(230,710)
				$21,206,000			$1,182,292	($53,027)	$1,129,265

Real Return Bond Fund

The fund used credit default swaps to manage against potential credit events.

							Unamortized
							upfront
				USD			payment	Unrealized
		Notional		notional	(Pay)/received	Maturity	paid	appreciation	Market
Counterparty	Reference obligation	amount	Currency	amount	fixed rate	date	(received)	(depreciation)	value
Exchange Cleared Swaps
						Jun
	CDX.NA.HY.26	200,000	USD	$200,000	(5.000)%	2021	($4,575)	($2,935)	($7,510)
				$200,000			($4,575)	($2,935)	($7,510)

Implied credit spreads are utilized in determining the market value of CDS agreements in which a fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s creditworthiness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

The following tables summarize the credit default swap contracts as a seller of protection held as of May 31, 2016. In addition, the tables detail how the funds used credit default swap contracts as a seller of protection during the period ended May 31, 2016.

Global Bond Fund

The fund used credit default swaps to take a long position in exposure of the benchmark credit.

								Unamortized
		Implied credit						upfront
		spread and/or			USD			payment	Unrealized
		credit rating at	Notional		notional	(Pay)/received	Maturity	paid	appreciation	Market
Counterparty	Reference obligation	5-31-16	amount	Currency	amount	fixed rate	date	(received)	(depreciation)	value
Bank of America N.A.	Volkswagen AG	2.23%	500,000	USD	$500,000	1.000%	Dec 2016	($2,130)	$5,566	$3,436
Bank of America N.A.	Tesco PLC	3.47%	100,000	USD	100,000	1.000%	Dec 2020	(9,351)	3,183	(6,168)
Barclays Bank PLC	People's Republic of China	3.22%	200,000	USD	200,000	1.000%	Mar 2019	(159)	2,149	1,990
Barclays Bank PLC	Tesco PLC	2.42%	400,000	USD	400,000	1.000%	Dec 2020	(29,944)	5,270	(24,674)
BNP Paribas SA	Tesco PLC	2.42%	100,000	USD	100,000	1.000%	Jun 2021	(8,142)	414	(7,728)
Citibank N.A.	Federative Republic of Brazil	5.76%	2,100,000	USD	2,100,000	1.000%	Mar 2019	(47,577)	(18,860)	(66,437)
Citibank N.A.	Russian Federation	3.45%	3,900,000	USD	3,900,000	1.000%	Dec 2019	(298,211)	173,022	(125,189)
Citibank N.A.	Tesco PLC	4.99%	100,000	USD	100,000	1.000%	Dec 2020	(7,531)	1,369	(6,162)
Credit Suisse International	Tesco PLC	2.42%	500,000	USD	500,000	1.000%	Dec 2020	(42,433)	11,591	(30,842)
Credit Suisse International	CDX.NA.IG.26	3.47%	300,000	USD	300,000	1.000%	Jun 2021	3,076	845	3,921
Deutsche Bank AG	Federative Republic of Brazil	3.47%	100,000	USD	100,000	1.000%	Sep 2019	(1,903)	(2,954)	(4,857)
Goldman Sachs International	United Mexican States	4.29%	600,000	USD	600,000	1.000%	Sep 2019	3,405	(6,269)	(2,864)
Goldman Sachs International	Russian Federation	3.14%	500,000	USD	500,000	1.000%	Dec 2019	(42,469)	26,418	(16,051)
Goldman Sachs International	Tesco PLC	2.23%	100,000	USD	100,000	1.000%	Dec 2020	(9,474)	3,306	(6,168)
HSBC Bank	Federative Republic of Brazil	3.22%	400,000	USD	400,000	1.000%	Sep 2019	(7,433)	(11,996)	(19,429)
HSBC Bank	United Mexican States	3.22%	400,000	USD	400,000	1.000%	Sep 2019	2,207	(4,122)	(1,915)
JPMorgan Chase Bank	Federative Republic of Brazil	4.99%	2,600,000	USD	2,600,000	1.000%	Mar 2019	(51,249)	(31,008)	(82,257)
JPMorgan Chase Bank	People's Republic of China	2.42%	900,000	USD	900,000	1.000%	Mar 2019	1,672	7,283	8,955
JPMorgan Chase Bank	Russian Federation	3.45%	1,000,000	USD	1,000,000	1.000%	Dec 2019	(85,219)	53,125	(32,094)
JPMorgan Chase Bank	Tesco PLC	2.32%	200,000	EUR	218,260	1.000%	Dec 2020	(18,866)	7,254	(11,612)
Morgan Stanley Capital Services, Inc.	Federative Republic of Brazil	4.29%	2,100,000	USD	2,100,000	1.000%	Mar 2019	(46,072)	(20,368)	(66,440)
Morgan Stanley Capital Services, Inc.	People's Republic of China	7.70%	600,000	USD	600,000	1.000%	Mar 2019	477	5,493	5,970
Morgan Stanley Capital Services, Inc.	Federative Republic of Brazil	2.59%	1,300,000	USD	1,300,000	1.000%	Sep 2019	(24,321)	(38,212)	(62,533)
Morgan Stanley Capital Services, Inc.	Tesco PLC	24.99%	300,000	EUR	322,070	1.000%	Dec 2020	(23,626)	5,120	(18,506)
					$19,340,330			($745,273)	$177,619	($567,654)

Investment Quality Bond Fund

The fund used credit default swaps to take a long position in exposure of the benchmark credit and to gain exposure to a credit index.

								Unamortized
		Implied credit						upfront
		spread and/or			USD			payment	Unrealized
		credit rating at	Notional		notional	(Pay)/received	Maturity	paid	appreciation	Market
Counterparty	Reference obligation	5-31-16	amount	Currency	amount	fixed rate	date	(received)	(depreciation)	value
Goldman Sachs International	Republic of South Africa	2.95%	550,000	USD	$550,000	1.000%	Dec 2020	($51,403)	$7,324	($44,079)
Goldman Sachs International	Republic of South Africa	3.11%	515,000	USD	515,000	1.000%	Jun 2021	(47,334)	(1,870)	(49,204)
Goldman Sachs International	CMBX.NA.AAA.6	0.82%	395,000	USD	395,000	0.500%	May 2063	(12,753)	5,719	(7,034)
Goldman Sachs International	CMBX.NA.AAA.6	0.82%	535,000	USD	535,000	0.500%	May 2063	(18,223)	8,696	(9,527)
Goldman Sachs International	CMBX.NA.AAA.6	0.82%	570,000	USD	570,000	0.500%	May 2063	(19,008)	8,857	(10,151)
Morgan Stanley & Company International	CMBX.NA.AAA.6	0.82%	715,000	USD	715,000	0.500%	May 2063	(24,370)	11,637	(12,733)
Morgan Stanley & Company International	CMBX.NA.AAA.6	0.82%	925,000	USD	925,000	0.500%	May 2063	(31,118)	14,645	(16,473)
Morgan Stanley & Company International	CMBX.NA.AAA.6	0.82%	11,024,000	USD	11,024,000	0.500%	May 2063	(359,370)	163,051	(196,319)
Morgan Stanley & Company International	CMBX.NA.AAA.6	0.82%	770,000	USD	770,000	0.500%	May 2063	(18,116)	4,404	(13,712)
Morgan Stanley & Company International	CMBX.NA.AAA.6	0.82%	1,580,000	USD	1,580,000	0.500%	May 2063	(37,592)	9,455	(28,137)
Morgan Stanley & Company International	CMBX.NA.AAA.6	0.82%	2,545,000	USD	2,545,000	0.500%	May 2063	(60,648)	15,326	(45,322)
Exchange Cleared Swaps
	CDX-NAIGS26V1-5Y	0.77%	20,031,000	USD	20,031,000	1.000%	Jun 2021	213,910	47,869	261,779

	ITRAXX-EUROPES25V1-5Y	0.73%	2,508,000	EUR	2,813,599	1.000%	Jun 2021	30,190	12,932	43,122
					$42,968,599			($435,835)	$308,045	($127,790)

Real Return Bond Fund

The fund used credit default swaps to take a long position in exposure of the benchmark credit, gain exposure to a credit index, and as a substitute for securities purchased.

								Unamortized
		Implied credit						upfront
		spread and/or			USD			payment	Unrealized
		credit rating at	Notional		notional	(Pay)/received	Maturity	paid	appreciation	Market
Counterparty	Reference obligation	5-31-16	amount	Currency	amount	fixed rate	date	(received)	(depreciation)	value
Bank of America, N.A	Volkswagen AG	0.26%	100,000	EUR	$111,265	1.000%	Dec 2016	($946)	$1,630	$684
Barclays Bank PLC	Hellenic Republic	19.51%	700,000	USD	700,000	1.000%	Jun 2016	(1,168)	(4,571)	(5,739)
Deutsche Bank	Republic of Italy	0.82%	2,400,000	USD	2,400,000	1.000%	Mar 2019	(23,152)	39,793	16,641
Goldman Sachs International	Hellenic Republic	10.74%	100,000	USD	100,000	1.000%	Dec 2016	(1,857)	(3,192)	(5,049)
Merrill Lynch International	CMBX.NA.AAA Indices	1.03%	2,100,000	USD	2,100,000	0.500%	Oct 2057	(144,821)	61,171	(83,650)
Exchange Cleared Swaps
	CDX.NA.IG.25	0.83%	4,800,000	USD	4,800,000	1.000%	Dec 2020	8,673	36,066	44,739
	CDX.NA.IG.26	0.77%	100,000	USD	100,000	1.000%	Jun 2021	1,025	282	1,307
	CMBX.NA.AAA Indices	1.03%	5,100,000	USD	5,100,000	0.500%	Oct 2057	(264,064)	60,556	(203,508)
					$15,411,265			($426,310)	$191,735	($234,575)

Total Return Fund

The fund used credit default swaps to take a long position in exposure of the benchmark credit, gain exposure to a credit index, and as a substitute for securities purchased.

								Unamortized
		Implied credit						upfront
		spread and/or			USD			payment	Unrealized
		credit rating at	Notional		notional	(Pay)/received	Maturity	paid	appreciation	Market
Counterparty	Reference obligation	5-31-16	amount	Currency	amount	fixed rate	date	(received)	(depreciation)	value
Bank of America N.A.	Citigroup, Inc.	0.25%	1,800,000	USD	$1,800,000	1.000%	Sep 2016	$2,166	$5,627	$7,793
BNP Paribas	Petroleo Brasileiro SA	6.69%	1,600,000	USD	1,600,000	1.000%	Dec 2019	(123,542)	(157,741)	(281,283)
BNP Paribas	Petroleo Brasileiro SA	6.85%	300,000	USD	300,000	1.000%	Mar 2020	(42,322)	(14,929)	(57,251)
Citibank N.A	Volkswagen AG	0.26%	4,900,000	EUR	5,381,428	1.000%	Mar 2017	26,385	17,119	43,504
Citibank N.A	Sprint Communications, Inc.	8.98%	2,400,000	USD	2,400,000	5.000%	Dec 2019	85,863	(337,853)	(251,990)
Citibank N.A	United Mexican States	1.50%	900,000	USD	900,000	1.000%	Sep 2020	(13,788)	(2,877)	(16,665)
Citibank N.A	Devon Energy Corp.	3.04%	2,000,000	USD	2,000,000	1.000%	Dec 2020	(296,217)	131,947	(164,270)

Deutsche Bank AG	Berkshire Hathaway, Inc.	0.17%	900,000	USD	900,000	1.000%	Sep 2016	1,412	2,704	4,116
Deutsche Bank AG	CMBX.NA.BBB- Indices	4.71%	2,800,000	USD	2,800,000	3.000%	Jan 2047	(273,801)	(10,691)	(284,492)
Goldman Sachs International	CDX.NA.IG.9-V4	0.06%	868,049	USD	868,049	0.548%	Dec 2017	-	7,498	7,498
Goldman Sachs International	United Mexican States	0.36%	1,100,000	USD	1,100,000	1.000%	Sep 2016	(310)	4,692	4,382
Goldman Sachs International	Sprint Communications, Inc.	8.98%	2,200,000	USD	2,200,000	5.000%	Dec 2019	82,152	(313,143)	(230,991)
Goldman Sachs International	Petroleo Brasileiro SA	6.69%	2,500,000	USD	2,500,000	1.000%	Dec 2019	(192,298)	(247,207)	(439,505)
Goldman Sachs International	Tesco PLC	2.32%	3,000,000	EUR	3,000,000	1.000%	Dec 2020	(262,011)	76,851	(185,160)
Goldman Sachs International	CMBX.NA.AAA Indices	1.03%	14,300,000	USD	14,300,000	0.500%	Oct 2057	(827,170)	256,531	(570,639)
Goldman Sachs International	CMBX.NA.BBB- Indices	4.47%	5,700,000	USD	5,700,000	3.000%	May 2063	(392,839)	(45,586)	(438,425)
HSBC Bank USA	United Mexican States	0.36%	200,000	USD	200,000	1.000%	Sep 2016	108	689	797
HSBC Bank USA	United Mexican States	0.43%	100,000	USD	100,000	1.000%	Dec 2016	174	344	518
HSBC Bank USA	Petroleo Brasileiro SA	6.85%	100,000	USD	100,000	1.000%	Mar 2020	(13,373)	(5,711)	(19,084)
JPMorgan Chase Bank	United Mexican States	0.36%	200,000	USD	200,000	1.000%	Sep 2016	113	684	797
JPMorgan Chase Bank	Federative Republic of Brazil	0.60%	900,000	USD	900,000	1.000%	Sep 2016	(325)	3,246	2,921
JPMorgan Chase Bank	United Mexican States	0.43%	1,300,000	USD	1,300,000	1.000%	Dec 2016	3,153	3,584	6,737
JPMorgan Chase Bank	CDX.NA.IG.9-V4	0.06%	1,928,998	USD	1,928,998	0.553%	Dec 2017	-	16,833	16,833
JPMorgan Chase Bank	United Mexican States	1.50%	4,900,000	USD	4,900,000	1.000%	Sep 2020	(112,595)	21,862	(90,733)
JPMorgan Chase Bank	Devon Energy Corp.	3.04%	2,000,000	USD	2,000,000	1.000%	Dec 2020	(455,560)	291,290	(164,270)
Morgan Stanley Capital Services, Inc.	United Mexican States	0.36%	2,400,000	USD	2,400,000	1.000%	Sep 2016	(611)	10,172	9,561
Morgan Stanley Capital Services, Inc.	United Mexican States	1.28%	8,200,000	USD	8,200,000	1.000%	Dec 2019	33,098	(97,097)	(63,999)
Morgan Stanley Capital Services, Inc.	Petroleo Brasileiro SA	6.69%	1,200,000	USD	1,200,000	1.000%	Dec 2019	(78,073)	(132,889)	(210,962)
Morgan Stanley Capital Services, Inc.	CMBX.NA.BBB- Indices	4.47%	5,200,000	USD	5,200,000	3.000%	May 2063	(358,041)	(41,926)	(399,967)
UBS AG	United Mexican States	0.36%	1,100,000	USD	1,100,000	1.000%	Sep 2016	(286)	4,668	4,382
					$77,478,475			($3,208,538)	($551,309)	($3,759,847)

Inflation swaps. In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount. If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.

The following tables summarize the inflation swap contracts the funds held at May 31, 2016. In addition, the tables detail how the funds used inflation swap contracts during the period ended May 31, 2016.

Global Bond Fund

The fund used inflation swaps to take a position on current versus future inflation expectations.

							Unamortized
			USD				upfront	Unrealized
	Notional		notional	Payments made by	Payments received		payment paid	appreciation	Market
Counterparty	amount	Currency	amount	fund	by fund	Maturity date	(received)	(depreciation)	value
Goldman Sachs Bank	400,000	GBP	$576,520	UK-RPI	Fixed 3.188%	Jan 2031	$1,311	18,956	$20,267
Royal Bank of Scotland	700,000	GBP	997,745	UK-RPI	Fixed 3.220%	Jan 2031	11,403	30,297	41,700
UBS AG	700,000	GBP	1,010,379	UK-RPI	Fixed 3.223%	Jan 2031	158	42,022	42,180
			$2,584,644				$12,872	$91,275	$104,147

Real Return Bond Fund

The fund used inflation swaps to take a position on current versus future inflation expectations.

							Unamortized
			USD				upfront	Unrealized
	Notional		notional	Payments made by	Payments received		payment paid	appreciation	Market
Counterparty	amount	Currency	amount	fund	by fund	Maturity date	(received)	(depreciation)	value
Bank of America N.A	200,000	GBP	$289,670	UK-RPI	Fixed 3.430%	Jun 2030	$55	27,590	$27,645
Bank of America N.A	1,300,000	GBP	1,882,855	UK-RPI	Fixed 3.350%	Aug 2030	(14,834)	158,339	143,505
Bank of America N.A	500,000	USD	500,000	Fixed 1.730%	USA-CPI-U	Aug 2025	-	(2,339)	(2,339)
Bank of America N.A	11,700,000	USD	11,700,000	Fixed 1.570%	USA-CPI-U	Nov 2020	-	(29,831)	(29,831)
Bank of America N.A	4,000,000	USD	4,000,000	Fixed 1.700%	USA-CPI-U	Apr 2017	-	3,986	3,986
Bank of America N.A	500,000	USD	500,000	Fixed 1.580%	USA-CPI-U	May 2018	-	(35)	(35)
BNP Paribas SA	14,500,000	USD	14,500,000	Fixed 2.250%	USA-CPI-U	Jul 2017	27,852	(862,591)	(834,739)
BNP Paribas SA	2,600,000	USD	2,600,000	Fixed 1.825%	USA-CPI-U	Nov 2016	(551)	(61,624)	(62,175)
BNP Paribas SA	600,000	GBP	869,010	UK-RPI	Fixed 3.400%	Jun 2030	2,820	74,983	77,803
BNP Paribas SA	100,000	EUR	111,265	Fixed 0.550%	EUR-EXT-CPI	Oct 2017	-	(712)	(712)
Citibank N.A	11,100,000	USD	11,100,000	Fixed 2.250%	USA-CPI-U	Jul 2017	2,664	(641,671)	(639,007)
Citibank N.A	1,900,000	GBP	2,751,864	UK-RPI	Fixed 3.190%	Apr 2030	-	157,310	157,310
Citibank N.A	1,000,000	GBP	1,448,350	UK-RPI	Fixed 3.350%	May 2030	-	122,209	122,209
Citibank N.A	1,700,000	GBP	2,462,194	UK-RPI	Fixed 3.430%	Jun 2030	1,174	233,810	234,984
Citibank N.A	1,000,000	GBP	1,448,350	UK-RPI	Fixed 3.325%	Aug 2030	(3,302)	106,659	103,357
Citibank N.A	100,000	EUR	111,265	Fixed 0.655%	EUR-EXT-CPI	Aug 2018	(100)	(812)	(912)
Citibank N.A	200,000	EUR	222,530	Fixed 0.640%	EUR-EXT-CPI	Sep 2018	-	(1,669)	(1,669)
Citibank N.A	400,000	GBP	579,340	UK-RPI	Fixed 3.275%	Sep 2030	-	35,526	35,526

Citibank N.A	200,000	EUR	222,530	Fixed 0.650%	EUR-EXT-CPI	Oct 2018	-	(1,555)	(1,555)
Citibank N.A	2,000,000	EUR	2,225,301	Fixed 0.305%	EUR-EXT-CPI	Sep 2016	72	(9,124)	(9,052)
Citibank N.A	200,000	GBP	289,670	UK-RPI	Fixed 3.140%	Apr 2031	-	5,585	5,585
Citibank N.A	1,300,000	EUR	1,446,445	Fixed 0.806%	EUR-EXT-CPI	Apr 2021	-	4,086	4,086
Citibank N.A	9,500,000	EUR	10,570,178	EUR-EXT-CPI	Fixed 0.830%	May 2018	-	(3,223)	(3,223)
Citibank N.A	7,200,000	EUR	8,011,082	Fixed 0.875%	EUR-EXT-CPI	May 2021	-	8,414	8,414
Citibank N.A	1,700,000	EUR	1,891,505	EUR-EXT-CPI	Fixed 1.178%	May 2026	(265)	(1,268)	(1,533)
Credit Suisse International	200,000	GBP	289,670	UK-RPI	Fixed 3.353%	May 2030	-	24,583	24,583
Credit Suisse International	1,000,000	GBP	1,448,350	UK-RPI	Fixed 3.430%	Jun 2030	(683)	138,909	138,226
Credit Suisse International	200,000	EUR	222,530	Fixed 0.615%	EUR-EXT-CPI	Sep 2018	-	(1,499)	(1,499)
Credit Suisse International	400,000	GBP	579,340	UK-RPI	Fixed 3.140%	Apr 2031	-	11,170	11,170
Deutsche Bank AG	4,000,000	USD	4,000,000	Fixed 1.935%	USA-CPI-U	Jan 2017	-	(100,535)	(100,535)
				US CPI Urban
Deutsche Bank AG	525,000	USD	525,000	Consumers NSA	Fixed 1.725%	Mar 2019	-	(7,513)	(7,513)
Deutsche Bank AG	1,100,000	USD	1,100,000	Fixed 2.500%	USA-CPI-U	Jul 2022	6,779	(141,433)	(134,654)
Deutsche Bank AG	1,900,000	USD	1,900,000	Fixed 2.360%	USA-CPI-U	Jan 2017	-	(96,858)	(96,858)
Deutsche Bank AG	2,500,000	USD	2,500,000	Fixed 2.173%	USA-CPI-U	Nov 2018	-	(125,978)	(125,978)
Deutsche Bank AG	1,600,000	GBP	2,317,359	UK-RPI	Fixed 3.325%	Aug 2030	4,779	160,593	165,372
Deutsche Bank AG	200,000	EUR	222,530	Fixed 0.605%	EUR-EXT-CPI	Sep 2018	-	(1,430)	(1,430)
Deutsche Bank AG	600,000	EUR	667,590	Fixed 0.650%	EUR-EXT-CPI	Oct 2018	317	(4,982)	(4,665)
Deutsche Bank AG	300,000	EUR	333,795	Fixed 0.580%	EUR-EXT-CPI	Oct 2017	(35)	(2,303)	(2,338)
Deutsche Bank AG	100,000	EUR	111,265	Fixed 0.570%	EUR-EXT-CPI	Oct 2017	-	(757)	(757)
Deutsche Bank AG	700,000	EUR	778,855	Fixed 0.806%	EUR-EXT-CPI	Apr 2021	-	2,200	2,200
Goldman Sachs International	7,600,000	USD	7,600,000	Fixed 2.415%	USA-CPI-U	Feb 2017	733	(401,847)	(401,114)
Goldman Sachs International	600,000	USD	600,000	Fixed 2.175%	USA-CPI-U	Oct 2018	(374)	(29,786)	(30,160)
Goldman Sachs International	1,800,000	USD	1,800,000	Fixed 2.033%	USA-CPI-U	Apr 2018	-	(81,657)	(81,657)
Goldman Sachs International	1,650,000	GBP	2,389,777	UK RPI All Items NSA	Fixed 3.140%	Jan 2030	-	137,056	137,056
Goldman Sachs International	500,000	GBP	724,175	UK-RPI	Fixed 3.358%	Apr 2035	-	65,243	65,243
Goldman Sachs International	800,000	GBP	1,158,680	UK-RPI	Fixed 3.400%	Jun 2030	2,502	101,236	103,738
Goldman Sachs International	3,700,000	GBP	5,358,894	UK-RPI	Fixed 3.325%	Aug 2030	(11,755)	394,177	382,422
Goldman Sachs International	300,000	EUR	333,795	Fixed 0.650%	EUR-EXT-CPI	Sep 2018	(269)	(2,337)	(2,606)
Goldman Sachs International	1,910,000	GBP	2,766,348	Fixed 3.000%	UK-RPI	May 2031	-	19,038	19,038
Goldman Sachs International	700,000	GBP	1,013,845	Fixed 3.145%	UK-RPI	May 2046	11,917	(10,702)	1,215
JPMorgan Chase Bank	400,000	GBP	579,340	UK-RPI	Fixed 3.400%	Jun 2030	(204)	52,073	51,869
JPMorgan Chase Bank	800,000	GBP	1,158,680	UK-RPI	Fixed 3.275%	Sep 2030	-	71,052	71,052
JPMorgan Chase Bank	400,000	EUR	445,060	Fixed 0.580%	EUR-EXT-CPI	Oct 2017	-	(3,117)	(3,117)
JPMorgan Chase Bank	900,000	EUR	1,001,385	Fixed 0.320%	EUR-EXT-CPI	Sep 2016	-	(4,224)	(4,224)
Morgan Stanley Capital Services LLC	1,600,000	GBP	2,317,359	UK-RPI	Fixed 3.320%	May 2030	-	181,972	181,972

The Royal Bank of Scotland PLC	12,100,000	USD	12,100,000	Fixed 2.250%	USA-CPI-U	Jul 2017	15,592	(712,167)	(696,575)
The Royal Bank of Scotland PLC	2,000,000	USD	2,000,000	Fixed 1.935%	USA-CPI-U	Oct 2016	(5,900)	(48,613)	(54,513)
The Royal Bank of Scotland PLC	7,200,000	USD	7,200,000	Fixed 1.930%	USA-CPI-U	Oct 2016	-	(195,772)	(195,772)
UBS AG	600,000	EUR	667,590	Fixed 0.610%	EUR-EXT-CPI	Sep 2018	-	(4,393)	(4,393)
UBS AG	900,000	EUR	1,001,385	Fixed 0.525%	EUR-EXT-CPI	Oct 2017	301	(6,201)	(5,900)
			$150,946,001				$39,285	($1,302,759)	($1,263,474)

The following are abbreviation for the table above:

UK RPI	United Kingdom Retail Price Index
USA-CPI-U	Consumer Price All Urban Non-Seasonally Adjusted Index

Volatility Swaps. Volatility swap agreements involve two parties agreeing to exchange cash flows based on the measured volatility of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price volatility on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price volatility of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price volatility, a fund would receive the payoff amount when the realized price volatility of the underlying asset is greater than the strike price and would owe the payoff amount when the price volatility is less than the strike price. As a payer of the realized price volatility, a fund would owe the payoff amount when the realized price volatility of the underlying asset is greater than the strike price and would receive the payoff amount when the volatility is less than the strike price. Payments on volatility swap will be greater if they are based upon the mathematical square of volatility (which is referred to as “variance”). This type of volatility swap is referred to as a variance swap.

Global Bond Fund

The fund used volatility swaps to gain direct exposure to the volatility of an asset.

								Unamortized
				USD				upfront	Unrealized
		Notional		notional	Pay/receive	Volatility		payment	appreciation	Market
Counterparty	Reference entity	amount	Currency	amount	volatility	strike rate	Maturity date	paid (received)	(depreciation)	value
Deutsche Bank AG	EUR versus BRL	4,000	EUR	$4,549	Receive	24.00%	Jul 2016	-	$20,187	$20,187
Deutsche Bank AG	EUR versus CHF	7,000	CHF	7,292	Receive	8.45%	Aug 2016	-	17,430	17,430
Deutsche Bank AG	EUR versus CHF	5,000	CHF	5,137	Receive	8.80%	Aug 2016	-	14,407	14,407
Deutsche Bank AG	EUR versus CHF	13,000	CHF	13,317	Receive	8.35%	Aug 2016	-	30,716	30,716
Deutsche Bank AG	EUR versus CHF	7,000	CHF	7,171	Receive	8.65%	Aug 2016	-	18,657	18,657
Deutsche Bank AG	EUR versus CHF	6,000	CHF	6,236	Receive	8.70%	Aug 2016	-	16,273	16,273
Deutsche Bank AG	EUR versus CHF	6,000	CHF	6,194	Receive	9.00%	Aug 2016	-	18,658	18,658
Deutsche Bank AG	EUR versus CHF	7,000	CHF	7,171	Pay	10.25%	Aug 2016	-	(2,624)	(2,624)
Deutsche Bank AG	USD versus CHF	13,000	CHF	13,317	Pay	10.55%	Aug 2016	-	(942)	(942)
Deutsche Bank AG	USD versus CHF	6,000	CHF	6,236	Pay	10.90%	Aug 2016	-	3,821	3,821
Deutsche Bank AG	USD versus CHF	5,000	CHF	5,137	Pay	11.20%	Aug 2016	-	4,424	4,424
Deutsche Bank AG	USD versus CHF	6,000	CHF	6,194	Pay	11.20%	Aug 2016	-	5,191	5,191
Deutsche Bank AG	USD versus CHF	7,000	CHF	7,292	Pay	10.45%	Aug 2016	-	(1,348)	(1,348)
Deutsche Bank AG	EUR versus CHF	6,000	CHF	6,075	Receive	8.50%	Sep 2016	-	15,386	15,386

Deutsche Bank AG	USD versus CHF	6,000	CHF	6,075	Pay	10.00%	Sep 2016	-	1,975	1,975
Deutsche Bank AG	EUR versus CHF	3,000	CHF	3,009	Receive	8.40%	Dec 2016	-	5,391	5,391
Deutsche Bank AG	USD versus CHF	3,000	CHF	3,009	Pay	10.80%	Dec 2016	-	1,274	1,274
Deutsche Bank AG	EUR versus CHF	9,000	CHF	9,251	Receive	8.50%	Mar 2017	-	10,367	10,367
Deutsche Bank AG	USD versus CHF	9,000	CHF	9,251	Pay	10.30%	Mar 2017	-	520	520
Deutsche Bank AG	EUR versus CHF	6,000	CHF	6,221	Receive	8.15%	Mar 2017	-	4,250	4,250
Deutsche Bank AG	USD versus CHF	6,000	CHF	6,221	Pay	10.05%	Mar 2017	-	(869)	(869)
HSBC Bank	EUR versus BRL	2,000	EUR	2,280	Receive	24.50%	Jul 2016	-	11,881	11,881
HSBC Bank	EUR versus BRL	4,000	EUR	4,512	Receive	23.75%	Jul 2016	-	19,464	19,464
JPMorgan Chase Bank	USD versus BRL	4,000	USD	4,000	Receive	24.75%	Jun 2016	-	23,630	23,630
				$155,147				-	$238,119	$238,119

Total Return Fund

The fund used volatility swaps to gain direct exposure to the volatility of an asset.

				USD				Unamortized	Unrealized
		Notional		notional	Pay/receive	Volatility		upfront payment	appreciation
Counterparty	Reference entity	amount	Currency	amount	volatility	strike rate	Maturity date	paid (received)	(depreciation)	Market value
Goldman Sachs Bank USA	USD versus BRL	14,000	USD	$14,000	Pay	8.30%	Jul 2016	-	$45,664	$45,664
				$14,000				-	$45,664	$45,664

Investment in affiliated underlying portfolios. John Hancock Lifestyle II Portfolios (the portfolios) invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each underlying funds’ net assets.

Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios from their investments in affiliated underlying funds is as follows.

					Dividends and distributions
					Income	Capital gain
	Beginning share	Shares		Ending share	distributions	distributions	Realized gain
Fund	amount	purchased	Shares sold	amount	received	received	(loss)	Ending value
Lifestyle II Aggressive Portfolio
Strategic Equity Allocation	2,344,456	2,318,549	(237,664)	4,425,341	$722,495	$1,889,894	($421,156)	$55,670,788

Lifestyle II Balanced Portfolio
Strategic Equity Allocation	4,545,950	4,877,899	(384,647)	9,039,202	$1,476,527	$3,862,283	($545,644)	$113,713,159

Lifestyle II Conservative Portfolio
Strategic Equity Allocation	334,338	426,707	(179,564)	581,481	$96,588	$252,654	($219,179)	$7,315,027

Lifestyle II Growth Portfolio
Strategic Equity Allocation	4,984,490	4,131,404	(283,054)	8,832,840	$1,400,167	$3,662,542	($510,269)	$111,117,128

Lifestyle II Moderate Portfolio
Strategic Equity Allocation	920,446	718,283	(118,430)	1,520,299	$250,730	$655,857	($191,742)	$19,125,363

Direct placement securities. The funds may hold private placement securities which are restricted as to resale and the funds have limited rights to registration under the Securities Act of 1933. The following table summarizes the direct placement securities held at May 31, 2016.

				Beginning	Ending	Value as a
		Original		share/par	share/par	percentage of
Fund	Issuer, Description	acquisition date	Acquisition cost	amount	amount	fund's net assets	Value as of 5-31-16
Alpha Opportunities Fund	Birst, Inc., Series F	3/3/2015	$635,169	108,745	108,745	0.0%*	$560,037
Alpha Opportunities Fund	Cloudera, Inc., Series F	2/5/2014	421,963	28,981	28,981	0.0%*	586,286
Alpha Opportunities Fund	DocuSign, Inc., Series B	2/28/2014	21,498	1,637	1,637	0.0%*	27,387
Alpha Opportunities Fund	DocuSign, Inc., Series B1	3/3/2014	6,448	491	491	0.0%*	8,214
Alpha Opportunities Fund	DocuSign, Inc., Series D	3/3/2014	15,457	1,177	1,177	0.0%*	19,691
Alpha Opportunities Fund	DocuSign, Inc., Series E	2/28/2014	399,606	30,429	30,429	0.0%*	509,077
Alpha Opportunities Fund	DocuSign, Inc., Series F	4/30/2015	93,919	4,919	4,919	0.0%*	82,295
Alpha Opportunities Fund	DraftKings, Inc.	12/22/2015	117,343	-	$117,343	0.0%*	117,343
	Bought: $117,343 par
Alpha Opportunities Fund	DraftKings, Inc., Series C	12/4/2014	320,646	178,010	178,010	0.0%*	364,921
Alpha Opportunities Fund	Dropbox, Inc., Series C	1/28/2014	392,243	20,535	20,535	0.0%*	310,079
Alpha Opportunities Fund	Essence Group Holdings Corp.	5/1/2014	604,000	381,964	381,964	0.1%	825,042
Alpha Opportunities Fund	Forward Venture	11/20/2014	1,013,632	32,560	32,560	0.1%	1,173,137
Alpha Opportunities Fund	Jand, Inc., Class A	4/23/2015	93,697	8,158	8,158	0.0%*	90,554
Alpha Opportunities Fund	Jand, Inc., Series D	4/23/2015	209,239	18,218	18,218	0.0%*	202,220
Alpha Opportunities Fund	Lithium Technology Corp.	8/18/2014	1,412,899	289,885	289,885	0.1%	1,298,685
Alpha Opportunities Fund	Lookout, Inc., Series F	7/31/2014	583,926	51,118	51,118	0.0%*	377,251
Alpha Opportunities Fund	MarkLogic Corp., Series F	4/27/2015	861,146	74,146	74,146	0.1%	770,377
Alpha Opportunities Fund	Nutanix, Inc.	8/25/2014	938,478	70,054	70,054	0.1%	961,141
Alpha Opportunities Fund	Pinterest, Inc., Series G	3/16/2015	2,800,636	390,110**	390,110**	0.2%	2,438,188
Alpha Opportunities Fund	Redfin Corp.	12/15/2014	588,010	178,309	178,309	0.0%*	542,059
Alpha Opportunities Fund	The Honest Company, Inc. (Common)	8/20/2014	225,387	8,330	8,330	0.0%*	365,354
Alpha Opportunities Fund	The Honest Company, Inc. (Preferred)	8/20/2014	525,913	19,437	19,437	0.1%	852,507
Alpha Opportunities Fund	Uber Technologies, Inc.	6/5/2014	4,229,225	277,136	277,136	0.8%	12,570,889
Alpha Opportunities Fund	Veracode, Inc.	8/26/2014	752,670	40,760	40,760	0.1%	865,742
Alpha Opportunities Fund	WeWork Companies, Inc., Class A	12/8/2014	98,925	5,941	5,941	0.0%*	298,192
Alpha Opportunities Fund	WeWork Companies, Inc., Series D1	12/8/2014	491,659	29,527	29,527	0.1%	1,482,027
Alpha Opportunities Fund	WeWork Companies, Inc., Series D2	12/8/2014	386,307	23,200	23,200	0.1%	1,164,460
Alpha Opportunities Fund	Zuora, Inc., Series F	1/15/2015	901,053	237,163	237,163	0.1%	894,105
							$29,757,260

Health Sciences Fund	Acerta Pharma BV, Class B	2/8/2016	$146,475	-	4,892,850	0.2%	$362,560
	Bought: 4,892,850 shares
Health Sciences Fund	Audentes Therapeutics, Inc., Series C	10/8/2015	99,111	-	14,708	0.0%*	91,631
	Bought: 14,708 shares
Health Sciences Fund	Doximity, Inc.	4/10/2014	307,268	63,738	63,738	0.1%	261,326
Health Sciences Fund	Jand, Inc., Class A	4/23/2015	194,538	16,938	16,938	0.1%	188,012
Health Sciences Fund	Jand, Inc., Series D	4/23/2015	434,397	37,822	37,822	0.2%	419,824
Health Sciences Fund	Ovid Therapeutics, Inc., Series B	8/10/2015	90,597	14,542	14,542	0.0%*	72,419
Health Sciences Fund	RPI International Holdings LP	5/21/2015	407,462	3,456	3,456	0.2%	400,558
							$1,796,330

Mid Cap Stock Fund	Birst, Inc., Series F	3/3/2015	$3,734,187	639,317	639,317	0.3%	$3,292,480
Mid Cap Stock Fund	DocuSign, Inc., Series B	3/7/2014	143,642	10,938	10,938	0.0%*	182,993
Mid Cap Stock Fund	DocuSign, Inc., Series B1	3/3/2014	43,022	3,276	3,276	0.0%*	54,807
Mid Cap Stock Fund	DocuSign, Inc., Series D	3/3/2014	103,221	7,860	7,860	0.0%*	131,498
Mid Cap Stock Fund	DocuSign, Inc., Series E	3/3/2014	2,669,489	203,275	203,275	0.2%	3,400,791
Mid Cap Stock Fund	DocuSign, Inc., Series F	4/30/2015	569,452	29,825	29,825	0.0%*	498,972
Mid Cap Stock Fund	DraftKings, Inc.	12/22/2015	803,899	-	$803,899	0.1%	803,899
	Bought: $803,899 par
Mid Cap Stock Fund	DraftKings, Inc., Series C	12/4/2014	1,906,210	1,058,252	1,058,252	0.1%	2,169,417
Mid Cap Stock Fund	Essence Group Holdings Corp.	5/1/2014	4,074,999	2,576,993	2,576,993	0.4%	5,566,305
Mid Cap Stock Fund	Forward Venture	11/20/2014	6,148,632	197,507	197,507	0.5%	7,116,177
Mid Cap Stock Fund	Jand, Inc., Class A	4/23/2015	566,972	49,365	49,365	0.0%*	547,952
Mid Cap Stock Fund	Jand, Inc., Series D	4/23/2015	1,266,036	110,231	110,231	0.1%	1,223,564
Mid Cap Stock Fund	Lithium Technology Corp.	8/18/2014	8,151,755	1,672,498	1,672,498	0.5%	7,492,791
Mid Cap Stock Fund	Lookout, Inc., Series F	7/31/2014	3,902,691	341,649	341,649	0.2%	2,521,370
Mid Cap Stock Fund	MarkLogic Corp., Series F	4/27/2015	5,035,220	433,540	433,540	0.3%	4,504,481
Mid Cap Stock Fund	Nutanix, Inc.	8/25/2014	3,669,904	273,945	273,945	0.3%	3,758,525
Mid Cap Stock Fund	One Kings Lane, Inc.	1/28/2014	8,167,372	529,764	529,764	0.3%	4,285,791
Mid Cap Stock Fund	Pinterest, Inc., Series G	3/16/2015	4,097,287	570,725**	570,725**	0.2%	3,567,031
Mid Cap Stock Fund	Redfin Corp.	12/15/2014	3,543,553	1,074,553	1,074,553	0.2%	3,266,641
Mid Cap Stock Fund	The Honest Company, Inc. (Common)	8/20/2014	1,421,591	52,540	52,540	0.2%	2,304,404
Mid Cap Stock Fund	The Honest Company, Inc. (Preferred)	8/20/2014	3,317,036	122,593	122,593	0.4%	5,376,929
Mid Cap Stock Fund	Uber Technologies, Inc.	6/5/2014	16,434,339	1,059,388	1,059,388	3.3%	48,053,840
Mid Cap Stock Fund	Veracode, Inc.	8/26/2014	4,702,489	254,658	254,658	0.4%	5,408,936
Mid Cap Stock Fund	WeWork Companies, Inc., Class A	12/8/2014	590,916	35,488	35,488	0.1%	1,781,223
Mid Cap Stock Fund	WeWork Companies, Inc., Series D1	12/8/2014	2,936,898	176,378	176,378	0.6%	8,852,809
Mid Cap Stock Fund	WeWork Companies, Inc., Series D2	12/8/2014	2,307,551	138,582	138,582	0.5%	6,955,742

Mid Cap Stock Fund	Zuora, Inc., Series F	1/15/2015	5,332,378	1,403,516	1,403,516	0.4%	5,291,255
							$138,410,623

Science & Technology Fund	Airbnb, Inc., Series E	7/14/2015	$1,526,562	16,398	16,398	0.2%	$1,419,739
Science & Technology Fund	Cloudera, Inc., Series F	2/5/2014	665,115	45,681	45,681	0.1%	924,127
Science & Technology Fund	Dell, Inc.	9/27/2012	13,266,240	992,200	992,200	1.8%	13,642,750
Science & Technology Fund	Flipkart Limited	3/19/2015	111,720	980	980	0.0%*	118,482
Science & Technology Fund	Flipkart Limited, Series A	3/19/2015	38,076	334	334	0.0%*	40,381
Science & Technology Fund	Flipkart Limited, Series C	3/19/2015	67,260	590	590	0.0%*	71,331
Science & Technology Fund	Flipkart Limited, Series E	3/19/2015	125,058	1,097	1,097	0.0%*	132,627
Science & Technology Fund	Flipkart Limited, Series G	12/17/2014	778,200	6,498	6,498	0.1%	785,608
Science & Technology Fund	Xiaoju Kuaizhi, Inc.	10/19/2015	460,705	-	16,798	0.1%	642,139
	Bought: 16,798 shares
							$17,777,184

Small Cap Growth Fund	Cloudera, Inc., Series F	2/5/2014	$482,256	33,122	33,122	0.4%	$670,058
Small Cap Growth Fund	DocuSign, Inc., Series B	2/28/2014	16,205	1,234	1,234	0.0%*	20,645
Small Cap Growth Fund	DocuSign, Inc., Series B1	3/3/2014	4,859	370	370	0.0%*	6,190
Small Cap Growth Fund	DocuSign, Inc., Series D	3/3/2014	11,648	887	887	0.0%*	14,840
Small Cap Growth Fund	DocuSign, Inc., Series E	2/28/2014	301,165	22,933	22,933	0.2%	383,669
Small Cap Growth Fund	DocuSign, Inc., Series F	4/30/2015	72,993	3,823	3,823	0.0%*	63,959
Small Cap Growth Fund	DraftKings, Inc., Series D	7/13/2015	252,828	44,990	46,784	0.1%	145,966
Small Cap Growth Fund	DraftKings, Inc., Series D1	8/11/2015	318,988	41,614	41,614	0.1%	168,953
Small Cap Growth Fund	MarkLogic Corp., Series F	4/27/2015	839,997	72,325	72,325	0.4%	751,457
Small Cap Growth Fund	Nutanix, Inc.	8/25/2014	530,100	39,570	39,570	0.3%	542,900
Small Cap Growth Fund	Telogis, Inc. (Common)	9/27/2013	322,695	162,887	162,887	0.1%	333,918
Small Cap Growth Fund	Telogis, Inc. (Preferred)	9/27/2013	488,283	221,826	221,826	0.3%	661,041
Small Cap Growth Fund	The Honest Company, Inc.	8/3/2015	585,435	12,795	12,795	0.3%	561,189
Small Cap Growth Fund	Veracode, Inc.	8/26/2014	562,379	30,455	30,455	0.3%	646,864
Small Cap Growth Fund	Zuora, Inc., Series F	1/15/2015	733,242	192,994	192,994	0.4%	727,587
							$5,699,236

* Less than 0.05%
** Five-to-one stock split

For additional information on the funds’ significant accounting policies, please refer to the funds’ most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: John Hancock Funds II

/s/ Andrew Arnott
Andrew Arnott
President

Date: July 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew Arnott
Andrew Arnott
President

Date: July 15, 2016

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: July 15, 2016